UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22903

J.P. Morgan Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

277 Park Avenue

New York, NY 10172

(Address of principal executive offices) (Zip code)

Gregory S. Samuels

J.P. Morgan Investment Management Inc.

277 Park Avenue

New York, NY 10172

(Name and Address of Agent for Service)

With copies to:

Elizabeth A. Davin, Esq.	Jon S. Rand, Esq.
JPMorgan Chase & Co.	Dechert LLP
1111 Polaris Parkway	1095 Avenue of the Americas
Columbus, OH 43240	New York, NY 10036

Registrant’s telephone number, including area code: 1-844-457-6383

Date of fiscal year end: Last day of February

Date of reporting period: March 1, 2021 through August 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

Semi-Annual Report

J.P. Morgan Exchange-Traded Funds

August 31, 2021 (Unaudited)

	Ticker	Listing Exchange
JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF	BBSA	Cboe BZX Exchange, Inc.
JPMorgan Core Plus Bond ETF	JCPB	Cboe BZX Exchange, Inc.
JPMorgan Corporate Bond Research Enhanced ETF	JIGB	NYSE Arca
JPMorgan High Yield Research Enhanced ETF	JPHY	Cboe BZX Exchange, Inc.
JPMorgan International Bond Opportunities ETF	JPIB	Cboe BZX Exchange, Inc.
JPMorgan Municipal ETF	JMUB	Cboe BZX Exchange, Inc.
JPMorgan Short Duration Core Plus ETF	JSCP	NYSE Arca
JPMorgan U.S. Aggregate Bond ETF	JAGG	NYSE Arca
JPMorgan Ultra-Short Income ETF	JPST	Cboe BZX Exchange, Inc.
JPMorgan Ultra-Short Municipal Income ETF	JMST	Cboe BZX Exchange, Inc.
JPMorgan USD Emerging Markets Sovereign Bond ETF	JPMB	NYSE Arca

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.

Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from a Fund. Shares may only be subscribed and redeemed directly from a Fund by Authorized Participants, in large creation/redemption units. Brokerage commissions will reduce returns.

PRESIDENT’S LETTER

October 8, 2021 (Unaudited)

Dear Shareholder,

Global financial markets largely continued to generate positive returns amid ultra-low interest rates and a global economic expansion during the six months ended August 31, 2021. Despite uneven progress in containing the pandemic and intermittent disruptions in global supply chains, U.S. corporate earnings reached record highs and consumer spending accelerated and broadened.

“As the economic cycle moves forward, our focus remains dedicated to providing tools that investors can use to build resilient portfolios from our diversified platform of innovative financial solutions.”

— Brian S. Shlissel

Throughout the six-month period, J.P. Morgan Exchange Traded Funds benefitted from continued investor demand. JPMorgan Short Duration Core Plus ETF (JSCP), which launched on March 1, 2021, has grown to more than $130 million in net assets.1 At October 8, 2021, JPMorgan ETFs held $67 billion in net assets and four of our fixed income ETFs have each surpassed $1 billion in net assets.2

We expect the global economy to continue its strong rebound from the pandemic, though the path of the recovery will likely be determined by vaccination rates and the status of world-wide logistical and transport networks. However, recent economic data point to accelerating investment spending, large rebuilding of inventories and continued strength in consumer demand through the end of 2021.

As the economic cycle moves forward, our focus remains dedicated to providing tools that investors can use to build resilient portfolios from our diversified platform of innovative financial solutions.

Sincerely,

Brian S. Shlissel

President, J.P. Morgan Exchange-Traded Funds

J.P Morgan Asset Management

1-844-4JPM-ETF or jpmorgan.com/etfs for more information

[1]	JPMorgan Asset Management, October 8, 2021.
[2]	Ibid.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	1

J.P. Morgan Exchange-Traded Funds

MARKET OVERVIEW

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

Bond markets generally underperformed equity markets during the period amid continued low interest rates and investor demand for higher returns on investments. Within global fixed income markets, high yield bonds (also called “junk bonds”), emerging markets debt and lower quality investment grade bonds largely outperformed higher quality investment grade corporate bonds, U.S. Treasury bonds and other sovereign debt.

Throughout the period, the U.S. Federal Reserve (the “Fed”) held interest rates at historic lows and maintained the pace of its monthly $120 billion combined asset purchasing programs. However, the Fed said at its July 2021 meeting that it could begin tapering its bond buying by calendar year-end, but that it did not plan to raise interest rates by then. In late August, Fed Chairman Jerome Powell noted that the rate of inflation had increased but reiterated the Fed’s view that rising inflationary pressures should be temporary.

The Bank of England responded to rising domestic inflation by outlining its plan to eventually withdraw policy support for the economy. Amid a relatively sluggish economic rebound in the European Union, the European Central Bank pledged in July to hold interest rates at record lows for the time being. Notably, South Korea became the first Asian country to raise its interest rates — by 0.25% to 0.75% — amid rising inflation there.

While the global economic reopening continued over the period, the persistence of the pandemic and the emergence of new variants of COVID-19 slowed the pace of growth somewhat and put further strain on the global supply chain.

For the six months ended August 31, 2021, the Bloomberg U.S. Aggregate Index (formerly Bloomberg Barclays U.S. Aggregate Index) returned 1.49% and the Bloomberg Global Multiverse Index (formerly Bloomberg Barclays Global Multiverse Index) returned 0.42%.

2	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	0.32%
Market Price**	0.16%
Bloomberg Short-Term U.S. Aggregate Bond Index (formerly Bloomberg Barclays Short-Term U.S. Aggregate Bond Index)	0.36%

Net Assets as of 8/31/2021	$65,983,365
Duration as of 8/31/2021	2.7 Years
Fund Ticker	BBSA

INVESTMENT OBJECTIVE***

The JPMorgan BetaBuilders 1-5 Year US Aggregate Bond ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the Bloomberg Short-Term U.S. Aggregate Bond Index (the “Underlying Index”).

INVESTMENT APPROACH

The Underlying Index, which includes bonds with remaining effective maturities between one and five years, is a subset of the Bloomberg U.S. Aggregate Index which consists of U.S. dollar-denominated investment-grade taxable bonds. Using a “passive” investment approach, the Fund attempts to replicate the Underlying Index as closely as possible and invests at least 80% of its assets in securities included in the Underlying Index.

HOW DID THE FUND PERFORM?

For the six months ended August 31, 2021, the Fund performed in line with the Underlying Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.

The Fund’s and the Underlying Index’s exposure to corporate bonds was a leading contributor to performance during the reporting period.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the U.S. Treasury and corporate bond sectors and the smallest allocations were to the securitized debt and government related bond sectors.

PORTFOLIO COMPOSITION AS OF AUGUST 31, 2021	PERCENT OF TOTAL INVESTMENTS
U.S. Treasury Obligations	55.7%
Corporate Bonds	25.0
Mortgage-Backed Securities	8.6
Supranational	3.0
Commercial Mortgage-Backed Securities	2.4
U.S. Government Agency Securities	2.2
Foreign Government Securities	1.4
Others (each less than 1.0%)	1.0
Short-Term Investments	0.7

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $51.75 as of August 31, 2021.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the Cboe BZX Exchange, Inc. As of August 31, 2021, the closing price was $51.77.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	3

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2021 (Unaudited)
	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
Net Asset Value	March 12, 2019	0.32%	0.33%	3.43%
Market Price		0.16%	(0.10)%	3.44%

*	Not annualized.

LIFE OF FUND PERFORMANCE (3/12/19 TO 8/31/21)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on March 12, 2019.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF and the Bloomberg Short-Term U.S. Aggregate Bond Index from March 12, 2019 to August 31, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg Short-Term U.S. Aggregate Bond Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Bloomberg Short-Term U.S. Aggregate Bond Index is an unmanaged index that represents securities that are taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.

Fund performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

JPMorgan Core Plus Bond ETF

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	2.08%
Market Price**	2.06%
Bloomberg U.S. Aggregate Index (formerly Bloomberg Barclays U.S. Aggregate Index)	1.49%

Net Assets as of 8/31/2021	$170,118,586
Duration as of 8/31/2021	5.9 Years
Fund Ticker	JCPB

INVESTMENT OBJECTIVE***

The JPMorgan Core Plus Bond ETF (the “Fund”) seeks a high level of current income by investing primarily in a diversified portfolio of high, medium and low-grade debt securities.

INVESTMENT APPROACH

The Fund invests primarily in investment grade bonds, with the flexibility to invest up to 30% in high yield debt (also known as “junk bonds”). Up to 25% of the Fund’s assets may be invested in foreign securities. The adviser allocates the Fund’s assets among a range of sectors based on strategic positioning and other tactical considerations. In buying and selling investments for the Fund, the adviser looks for market sectors and securities that it believes will perform well over time. The adviser selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, currency risk, legal provisions and the structure of the transactions.

HOW DID THE FUND PERFORM?

For the six months ended August 31, 2021, the Fund outperformed the Bloomberg U.S. Aggregate Bond Index (the “Index”).

Relative to the Index, the Fund’s overweight allocations to high yield corporate credit and securitized credit, including asset-backed securities, commercial mortgage-backed securities and non-agency residential mortgage-backed securities, were leading contributors to performance amid robust U.S. economic growth and supportive monetary policies across the globe.

The Fund’s shorter duration position was the leading detractor from relative performance as interest rates fell during the period. Generally, bonds with shorter duration will experience a smaller increase in price as interest rates fall, relative to bonds with longer duration.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers focused on security selection and relative value, which seeks to take advantage of pricing discrepancies between individual securities or market sectors. They employed macro-economic analysis to determine asset allocations and positioning on the yield curve. The portfolio managers used bottom-up research and top-down macro perspective to construct a diversified portfolio of fixed income securities. As a result of this process, the Fund’s largest sector allocations at the end of the reporting period were to corporate bonds and securitized debt, which includes agency and non-agency residential mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. The Fund’s smallest allocations were to emerging markets debt and U.S. government obligations, including Treasury bonds and agency debentures.

PORTFOLIO COMPOSITION AS OF AUGUST 31, 2021	PERCENT OF TOTAL INVESTMENTS
Corporate Bonds	37.4%
Asset-Backed Securities	18.4
Mortgage-Backed Securities	14.0
U.S. Treasury Obligations	11.2
Commercial Mortgage-Backed Securities	7.0
Collateralized Mortgage Obligations	4.7
Others (each less than 1.0%)	—	(a)
Short-Term Investments	7.3

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $54.88 as of August 31, 2021.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the Cboe BZX Exchange, Inc. As of August 31, 2021, the closing price was $55.05.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
(a)	Amounts rounds to less than 0.1%.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	5

JPMorgan Core Plus Bond ETF

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2021 (Unaudited)
	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan Core Plus Bond ETF
Net Asset Value	January 28, 2019	2.08%	1.55%	6.66%
Market Price		2.06%	1.88%	6.78%

*	Not annualized.

LIFE OF FUND PERFORMANCE (1/28/19 TO 8/31/21)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on January 28, 2019.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Core Plus Bond ETF and the Bloomberg U.S. Aggregate Index from January 28, 2019 to August 31, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.

Fund performance reflects waiver of a portion of the Fund’s fees and reimbursement of expenses for certain periods from the Fund’s inception date and prior to implementation of a unitary fee structure on November 19, 2019. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

JPMorgan Corporate Bond Research Enhanced ETF

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	2.67%
Market Price**	2.90%
Bloomberg U.S. Corporate Bond Index (formerly Bloomberg Barclays U.S. Corporate Bond Index)	2.85%

Net Assets as of 8/31/2021	$56,072,801
Duration as of 8/31/2021	8.8 Years
Fund Ticker	JIGB

INVESTMENT OBJECTIVE***

The JPMorgan Corporate Bond Research Enhanced ETF (the “Fund”) seeks to provide total return from a portfolio of investment grade corporate bonds.

INVESTMENT APPROACH

The Fund invests primarily in investment grade bonds and uses fundamental credit research for enhanced security selection and sector allocation. The Fund seeks to outperform the Bloomberg U.S. Corporate Bond Index (the “Index”) while maintaining similar risk characteristics.

HOW DID THE FUND PERFORM?

For the six months ended August 31, 2021, the Fund underperformed the Index.

Relative to the Index, the Fund’s security selection within the communications sector was a leading detractor from performance amid investor uncertainty about mergers and acquisitions activity in the sector as well as investor concerns about corporate debt levels due to increased investment in spectrum auctions and 5G technology. The Fund’s overweight position in the utilities sector also detracted from relative performance amid investor concerns about potential for liabilities from wildfires in California.

The Fund’s security selection in consumer non-cyclical sector was a leading contributor to relative performance amid strong earnings in the sector.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s portfolio managers sought to invest in companies that they believed were attractive from a fundamental and relative value analysis, while seeking to underweight companies that were unattractive based on their analysis. From a sector perspective, the Fund remained largely in line with the sector weightings in the Index, with its largest underweight allocation to the consumer cyclical sector and its largest overweight allocations to the consumer non-cyclical and communications sectors.

PORTFOLIO COMPOSITION AS OF AUGUST 31, 2021	PERCENT OF TOTAL INVESTMENTS
Corporate Bonds	99.4%
Others (each less than 1.0%)	0.2
Short-Term Investments	0.4

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $56.07 as of August 31, 2021.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca, Inc. As of August 31, 2021, the closing price was $56.37.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	7

JPMorgan Corporate Bond Research Enhanced ETF

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2021 (Unaudited)

	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan Corporate Bond Research Enhanced ETF
Net Asset Value	December 12, 2018	2.67%	1.88%	8.69%
Market Price		2.90%	2.17%	8.89%

*	Not annualized.

LIFE OF FUND PERFORMANCE (12/12/18 TO 8/31/21)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on December 12, 2018.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Corporate Bond Research Enhanced ETF and the Bloomberg U.S. Corporate Index from December 12, 2018 to August 31, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg U.S. Corporate Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Bloomberg U.S. Corporate Index broadly measures the investment grade, fixed-rate, taxable, corporate bond market. It includes USD denominated securities publicly issued by U.S. and non-U.S. industrial, utility, and financial issuers that meet specified maturity, liquidity, and quality requirements. Securities in the index roll up to the U.S. Credit and U.S. Aggregate Indices.

Fund performance reflects waiver of a portion of the Fund’s fees and reimbursement of expenses for certain periods from the Fund’s inception date and prior to implementation of a unitary fee structure on November 19, 2019. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

JPMorgan High Yield Research Enhanced ETF

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	3.49%
Market Price**	3.72%
Bloomberg U.S. Corporate High Yield – 2% Issuer Capped Index (formerly Bloomberg Barclays U.S. Corporate High Yield – 2% Issuer Capped Index	3.82%

Net Assets as of 8/31/2021	$1,610,952,323
Duration as of 8/31/2021	3.8 Years
Fund Ticker	JPHY

INVESTMENT OBJECTIVE***

The JPMorgan High Yield Research Enhanced ETF (the “Fund”) seeks to provide a high level of income. Capital appreciation is a secondary objective.

INVESTMENT APPROACH

The Fund invests in a diversified portfolio of high-yield securities (also called “junk bonds”). Issuers may be domestic or foreign, but the Fund only invests in U.S. dollar-denominated investments.

HOW DID THE FUND PERFORM?

For the six months ended August 31, 2021, the Fund posted a positive absolute performance and underperformed the Bloomberg U.S. Corporate High Yield – 2% Issuer Capped Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s security selection in the independent energy and metals & mining sectors were leading detractors from performance. The Fund’s underweight position in bonds rated CCC also detracted from performance as lower rated bonds generally outperformed bonds rated BB and single-B during the period. The Fund’s security selection in the cable/satellite TV and real estate investment trusts sectors enhanced performance during the period.

HOW WAS THE FUND POSITIONED?

During the period, the Fund was neutral to the Benchmark in terms of industry sectors and duration structure. Duration measures the price sensitivity of a portfolio of bonds relative to changes in interest rates. The Fund was underweight in securities rated CCC or lower, overweight in securities rated BB and was neutral weight in bonds rated single B.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	9

JPMorgan High Yield Research Enhanced ETF

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited) (continued)

PORTFOLIO COMPOSITION BY INDUSTRY AS OF AUGUST 31, 2021	PERCENT OF TOTAL INVESTMENTS
Oil, Gas & Consumable Fuels	12.1%
Hotels, Restaurants & Leisure	7.8
Media	7.3
Diversified Telecommunication Services	6.1
Health Care Providers & Services	5.5
Consumer Finance	4.4
Equity Real Estate Investment Trusts (REITs)	3.3
Commercial Services & Supplies	3.1
Pharmaceuticals	2.9
Metals & Mining	2.9
Aerospace & Defense	2.8
Food Products	2.7
Chemicals	2.4
Trading Companies & Distributors	2.2
Auto Components	2.2
Electric Utilities	2.2
Specialty Retail	2.2
Entertainment	1.9
Thrifts & Mortgage Finance	1.9
Containers & Packaging	1.7
Building Products	1.7
Food & Staples Retailing	1.6
Capital Markets	1.4
Technology Hardware, Storage & Peripherals	1.2
Airlines	1.2
Communications Equipment	1.1
Software	1.0
Others (each less than 1.0%)	11.3
Short-Term Investments	1.9

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $52.30 as of August 31, 2021.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the Cboe BZX Exchange, Inc. As of August 31, 2021, the closing price was $52.42.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

10	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2021 (Unaudited)
	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan High Yield Research Enhanced ETF
Net Asset Value	September 14, 2016	3.49%	7.62%	5.79%
Market Price		3.72%	7.77%	5.82%

*	Not annualized.

LIFE OF FUND PERFORMANCE (9/14/16 TO 8/31/21)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on September 14, 2016.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan High Yield Research Enhanced ETF, the Bloomberg U.S. Corporate High Yield — 2% Issuer Capped Index from September 14, 2016 to August 31, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg U.S. Corporate High Yield — 2% Issuer Capped Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable.

The Bloomberg U.S. Corporate High Yield — 2% Issuer Capped Index is an unmanaged index comprised of fixed rate, non-investment grade debt securities that are dollar denominated and non-convertible. The index limits the maximum exposure to any one issuer to 2%. Investors cannot invest directly in an index.

Fund performance reflects waiver of a portion of the Fund’s fees and reimbursement of expenses for certain periods from the Fund’s inception date and prior to implementation of a unitary fee structure on November 19, 2019. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	11

JPMorgan International Bond Opportunities ETF

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	2.07%
Market Price**	1.75%
Bloomberg Multiverse ex-USA (USD Hedged) Index (formerly Bloomberg Barclays Multiverse ex-USA (USD Hedged) Index)	1.76%
Bloomberg Multiverse Index (formerly Bloomberg Barclays Multiverse Index)	0.42%

Net Assets as of 8/31/2021	$298,648,681
Duration as of 8/31/2021	2.7 Years
Fund Ticker	JPIB

INVESTMENT OBJECTIVE***

The JPMorgan International Bond Opportunities ETF (the “Fund”) seeks to provide total return.

INVESTMENT APPROACH

The Fund invests across sectors in developed and emerging markets without benchmark constraints. The Fund is flexible and opportunistic and the Fund’s adviser has broad discretion to shift the Fund’s exposures to strategies, sectors, countries or currencies based on changing market conditions and its view of the best mix of investment opportunities.

HOW DID THE FUND PERFORM?

For the six months ended August 31, 2021, the Fund posted a positive return of 2.07%. The Fund is managed with an unconstrained orientation and is not managed relative to a benchmark index. While the Fund is not managed to a benchmark, its return is compared to the Bloomberg Multiverse ex-USA (USD Hedged) Index, which returned 1.76% for the period.

In terms of absolute performance, the Fund’s allocations to investment grade credit, corporate high yield debt (also known as “junk bonds”) and emerging markets debt (both sovereign debt and bonds denominated in local currencies) were leading contributors to performance. The Fund’s investments in securitized debt also contributed to absolute performance. The Fund’s allocation to government interest rates, obtained through investments in government bonds and interest rate futures was the sole detractor from absolute performance though its impact was not significant.

Relative to the Bloomberg Multiverse ex-USA (USD Hedged) Index, the Fund’s overweight allocations to investment grade credit, corporate high yield bonds and emerging market debt contributed to performance.

HOW WAS THE FUND POSITIONED?

Since the start of March 2021, the Fund’s managers have increased their position in high yield corporate bonds while maintaining protection via short positions in the Credit Default Swap Index. The managers trimmed the Fund’s allocations to corporate investment grade bonds, emerging markets debt and securitized debt. The managers also reduced their long exposure to Australia and added to their long exposure to Canada. The managers reduced the Fund’s overall duration by increasing its short positions in U.S. Treasury bonds. The Fund’s duration decreased to 2.72 years at August 31, 2021 from 3.44 years at February 28, 2021.

12	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

PORTFOLIO COMPOSITION AS OF AUGUST 31, 2021	PERCENT OF TOTAL INVESTMENTS
Corporate Bonds	59.6%
Foreign Government Securities	30.3
Commercial Mortgage-Backed Securities	2.1
Asset-Backed Securities	2.1
Collateralized Mortgage Obligations	1.2
Others (each less than 1.0%)	0.6
Short-Term Investments	4.1

PORTFOLIO COMPOSITION BY COUNTRY AS OF AUGUST 31, 2021	PERCENT OF TOTAL INVESTMENTS
United States	12.3%
Italy	11.1
United Kingdom	9.5
France	8.8
Germany	6.7
Spain	5.4
Canada	5.4
China	3.0
Netherlands	3.0
Luxembourg	2.9
Australia	2.8
Portugal	2.5
Mexico	2.2
Switzerland	2.1
South Africa	1.5
Indonesia	1.5
Sweden	1.2
New Zealand	1.1
Belgium	1.1
Ireland	1.0
Others (each less than 1.0%)	10.8
Short-Term Investments	4.1

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $51.49 as of August 31, 2021.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the Cboe BZX Exchange, Inc. As of August 31, 2021, the closing price was $51.63.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	13

JPMorgan International Bond Opportunities ETF

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2021 (Unaudited)
	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan International Bond Opportunities ETF
Net Asset Value	April 5, 2017	2.07%	4.61%	4.60%
Market Price		1.75%	4.31%	4.67%

*	Not annualized.

LIFE OF FUND PERFORMANCE (4/5/17 TO 8/31/21)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on April 5, 2017.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan International Bond Opportunities ETF and the Bloomberg Multiverse ex-USA (USD Hedged) Index from April 5, 2017 to August 31, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg Multiverse ex-USA (USD Hedged) Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the respective Index, if applicable.

The Bloomberg Multiverse Index ex-USA (USD Hedged) Index is a measure of the global fixed income bond market that combines the Barclays Global Aggregate Index, which measures investment-grade debt from 24 different local currency markets, and the Barclays Global High Yield Index, which measures the global high yield fixed income markets. It excludes U.S. securities and is hedged to the U.S. dollar. Investors cannot invest directly in an index.

Fund performance reflects waiver of a portion of the Fund’s fees and reimbursement of expenses for certain periods from the Fund’s inception date and prior to implementation of a unitary fee structure on November 19, 2019. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

14	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

JPMorgan Municipal ETF

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	2.80%
Market Price**	2.80%
Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index (formerly Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index)	1.91%

Net Assets as of 8/31/2021	$88,690,480
Duration as of 8/31/2021	5.4 Years
Fund Ticker	JMUB

INVESTMENT OBJECTIVE***

The JPMorgan Municipal ETF (the “Fund”) seeks to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. For purposes of the Fund’s investment objective, “gross income” means gross income for federal income tax purposes.

INVESTMENT APPROACH

The Fund invests primarily in a portfolio of municipal securities, the income from which is exempt from federal income tax. The Fund seeks to maintain an average weighted maturity between three and twelve years.

HOW DID THE FUND PERFORM?

For the six months ended August 31, 2021, the Fund outperformed to the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index (the “Index”). Interest rates in the tax free bond sector edged lower during the period and the yield curve flattened. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.

Relative to the Index, the Fund’s longer duration was a leading contributor to performance. Generally, bonds with longer duration will experience a greater increase in price compared with shorter duration bonds when interest rates fall. The Fund’s underweight allocation to bonds rated AA and higher and its overweight position in bonds rated single A and lower also contributed to relative performance. The Fund’s underweight allocation to pre-refunded bonds, which are generally highly rated, and its overweight positions in the education and special tax sectors also helped relative performance.

The Fund’s underweight allocations in the transportation sector and industrial development revenue/pollution control revenue bonds were leading detractors from performance relative to the Benchmark. The Fund’s underweight allocations to Illinois and New York state also detracted from relative performance.

HOW WAS THE FUND POSITIONED?

At the end of the period, the Fund was overweight in bonds rated single-A and BBB. The Fund’s duration was 5.4 years compared with 4.3 years for the Index.

PORTFOLIO COMPOSITION AS OF AUGUST 31, 2021	PERCENT OF TOTAL INVESTMENTS
Municipal Bonds	95.1%
Short-Term Investments	4.9

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $55.43 as of August 31, 2021.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the Cboe BZX Exchange, Inc. As of August 31, 2021, the closing price was $55.43.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	15

JPMorgan Municipal ETF

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2021 (Unaudited)
	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan Municipal ETF
Net Asset Value	October 29, 2018	2.80%	3.58%	6.36%
Market Price		2.80%	3.43%	6.36%

*	Not annualized.

LIFE OF FUND PERFORMANCE (10/29/18 TO 8/31/21)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on October 29, 2018.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Municipal ETF and the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index from October 29, 2018 to August 31, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index represents the performance of municipal bonds with maturities from 1 to 17 years.

Fund performance reflects waiver of a portion of the Fund’s fees and reimbursement of expenses for certain periods from the Fund’s inception date and prior to implementation of a unitary fee structure on November 19, 2019. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

16	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

JPMorgan Short Duration Core Plus ETF

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	0.98%
Market Price**	1.14%
Bloomberg 1-5 Year Government/Credit Index (formerly Bloomberg Barclays 1-5 Year Government/Credit Index)	0.32%

Net Assets as of 8/31/2021	$127,607,759
Duration as of 8/31/2021	2.3 Years
Fund Ticker	JSCP

INVESTMENT OBJECTIVE***

The JPMorgan Short Duration Core Plus Bond ETF (the “Fund”) seeks total return, consistent with preservation of capital.

INVESTMENT APPROACH

The Fund invests primarily in investment grade bonds, with the flexibility to invest up to 30% of its net assets in high yield debt (also known as “junk bonds”) and up to 25% of its net assets in foreign securities. The Fund’s portfolio managers seek to maintain a duration of three years or less. Duration is a measure of the price sensitivity of a bond or portfolio of bonds relative to changes in interest rates. The portfolio managers use both a top down and bottom up research process as well as a combination of fundamental and quantitative inputs to allocate the Fund’s assets among a range of sectors. In buying and selling investments for the Fund, the adviser looks for market sectors and individual securities that it believes will perform well over time. The adviser selects individual securities after performing a risk/reward analysis to address the Fund’s dual objective of seeking total return and preservation of capital. Such analysis includes an evaluation of interest rate risk, credit risk, duration, liquidity, currency risk, legal provisions and the structure of the transaction.

HOW DID THE FUND PERFORM?

For the period from inception on March 1, 2021 to August 31, 2021, the Fund outperformed the Bloomberg 1-5 Year

Government/Credit Index (the “Index”).

Relative to the Index, the Fund’s out-of-Index allocations to high yield bonds and commercial mortgage-backed securities were the leading contributors to relative performance. The Fund’s shorter duration positioning was the leading detractor from relative performance as interest rates fell during the period. Generally, bonds with shorter duration will experience a smaller increase in price compared with longer duration bonds when interest rates fall.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers focused on security selection and relative value, which seeks to take advantage of pricing discrepancies between individual securities or market sectors. The portfolio managers used bottom-up research to construct, in their view, a portfolio of undervalued fixed income securities. The managers employ a macro-economic analysis to determine asset allocation and positioning on the yield curve. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.

PORTFOLIO COMPOSITION AS OF AUGUST 31, 2021	PERCENT OF TOTAL INVESTMENTS
Corporate Bonds	34.6%
U.S. Treasury Obligations	20.8
Asset-Backed Securities	15.8
Mortgage-Backed Securities	9.1
Commercial Mortgage-Backed Securities	6.6
Collateralized Mortgage Obligations	3.8
Foreign Government Securities	1.3
Others (each less than 1.0%)	0.3
Short-Term Investments	7.7

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $50.24 as of August 31, 2021.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca, Inc. As of August 31, 2021, the closing price was $50.32.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	17

JPMorgan Short Duration Core Plus ETF

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited) (continued)

TOTAL RETURNS AS OF AUGUST 31, 2021 (Unaudited)
	INCEPTION DATE	SIX MONTHS*
JPMorgan Short Duration Core Plus ETF
Net Asset Value	March 1, 2021	0.98%
Market Price		1.14%

*	Not annualized.

LIFE OF FUND PERFORMANCE (3/1/21 TO 8/31/21)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on March 1, 2021.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Short Duration Core Plus ETF and the Bloomberg 1-5 Year Government/Credit Index from March 1, 2021 to August 31, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg 1-5 Year Government/Credit Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Bloomberg 1-5 Year Government/Credit Index includes the Government and Credit portions of the Barclays Aggregate for securities of 1-5 year maturities. The Government portion includes treasuries and agencies. The Credit portion includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. Investors cannot invest directly in an index.

Fund performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

18	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

JPMorgan U.S. Aggregate Bond ETF

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	1.50%
Market Price**	1.59%
Bloomberg U.S. Aggregate Index (formerly Bloomberg Barclays U.S. Aggregate Index)	1.49%

Net Assets as of 8/31/202	$1,091,160,283
Duration as of 8/31/2021	6.2 Years
Fund Ticker	JAGG

INVESTMENT OBJECTIVE***

The JPMorgan U.S. Aggregate Bond ETF (the “Fund”) seeks to provide long-term total return.

INVESTMENT APPROACH

The Fund invests in a diversified portfolio of high-quality fixed income securities, including corporate bonds, U.S. Treasury obligations and other U.S. government and agency securities, and asset-backed, mortgage-related and mortgage-backed securities. With respect to corporate sub-sectors, the adviser applies a systematic multi-factor screening process that seeks exposure to those debt issuers with attractive value, quality and momentum characteristics.

HOW DID THE FUND PERFORM?

For the six months ended August 31, 2021, the Fund outperformed the Bloomberg U.S. Aggregate Index (the “Index”). During the period, interest rates generally declined and lower quality bonds outperformed higher quality bonds.

Relative to the Index, the Fund’s security selection within corporate bonds contributed to performance, while the Fund’s security selection within agency mortgage-backed securities detracted from relative performance.

HOW WAS THE FUND POSITIONED?

During the period, the Fund applied a systemic multi-factor screening process to the corporate sub-sectors of the Index that sought exposure to corporate debt issuers that the Fund’s portfolio managers believed had attractive value, quality and momentum characteristics. Among the Fund’s largest allocations at the end of the period were government bonds, corporate credit and mortgage-backed securities, and among its smallest allocations were agency debt and supranational debt.

PORTFOLIO COMPOSITION AS OF AUGUST 31, 2021	PERCENT OF TOTAL INVESTMENTS
U.S. Treasury Obligations	37.6%
Mortgage-Backed Securities	26.8
Corporate Bonds	26.1
Commercial Mortgage-Backed Securities	2.0
Foreign Government Securities	1.8
U.S. Government Agency Securities	1.5
Supranational	1.4
Others (each less than 1.0%)	0.8
Short-Term Investments	2.0

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $54.84 as of August 31, 2021.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca, Inc. As of August 31, 2021, the closing price was $54.87.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	19

JPMorgan U.S. Aggregate Bond ETF

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2021 (Unaudited)
	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan U.S. Aggregate Bond ETF
Net Asset Value	December 12, 2018	1.50%	(0.36)%	5.76%
Market Price		1.59%	(0.27)%	5.78%

*	Not annualized.

LIFE OF FUND PERFORMANCE (12/12/18 TO 8/31/21)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on December 12, 2018.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan U.S. Aggregate Bond ETF and the Bloomberg U.S, Aggregate Index from December 12, 2018 to August 31, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable.

The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.

Fund performance reflects waiver of a portion of the Fund’s fees and reimbursement of expenses for certain periods from the Fund’s inception date and prior to implementation of a unitary fee structure on November 19, 2019. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

20	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

JPMorgan Ultra-Short Income ETF

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	0.23%
Market Price**	0.25%
ICE BofAML 3-Month US Treasury Bill Index	0.02%

Net Assets as of 8/31/2021	$17,737,707,377
Duration as of 8/31/2021	0.7 Years
Fund Ticker	JPST

INVESTMENT OBJECTIVE***

The JPMorgan Ultra-Short Income ETF (the “Fund”) seeks to provide current income while seeking to maintain a low volatility of principal.

INVESTMENT APPROACH

The Fund primarily invests in investment grade, U.S. dollar-denominated short-term fixed, variable and floating-rate debt. The Fund seeks to maintain a duration of one year or less, although under certain market conditions, the Fund’s duration may be longer than one year. Duration measures the price sensitivity of a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger decrease or increase in price as interest rates rise or fall, respectively, versus bonds with shorter duration. The Fund’s adviser has broad discretion to shift the Fund’s exposure to strategies and sectors based on changing market conditions and its view of the best mix of investment opportunities.

HOW DID THE FUND PERFORM?

For the six months ended August 31, 2021, the Fund outperformed the ICE BofAML 3-Month US Treasury Bill Index (the “Index”).

The Fund’s out-of-Index exposure to investment grade corporate bonds, collateralized loan obligations and money market securities were leading contributors to both absolute performance and performance relative to the Index. The Fund’s out-of-Index allocations to asset-backed securities and mortgage-backed securities also contributed to both absolute and relative performance.

There were no significant detractors from absolute or relative performance during the reporting period.

HOW WAS THE FUND POSITIONED?

During the period, the Fund’s portfolio managers maintained a long duration position as the U.S. Federal Reserve (the “Fed”) maintained its ultra-accommodative monetary policy and left policy interest rates near zero. The portfolio managers took this opportunity to add duration through Treasuries and high quality securities.

Early in the period, the portfolio managers increased the Fund’s exposure to the corporate sector. Toward the end of the reporting period, the Fund’s duration and spread duration were reduced in anticipation of more hawkish communication from the Fed, including the possible start of asset tapering by year-end. In descending order, the Fund’s largest allocation at the end of the period were in corporate bonds, money market securities, collateralized loan obligations, mortgage-backed securities, asset-backed securities, U.S. Treasury bonds and non-corporate credit.

PORTFOLIO COMPOSITION BY SECTOR AS OF AUGUST 31, 2021	PERCENT OF TOTAL INVESTMENTS
Financials	45.9%
Asset-Backed Securities	14.7
Utilities	4.1
Consumer Discretionary	3.3
Health Care	2.4
Consumer Staples	2.4
Commercial Mortgage-Backed Securities	2.0
Industrials	1.9
Communication Services	1.5
Energy	1.0
Others (each less than 1.0%)	2.5
Short-Term Investments	18.3

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $50.71 as of August 31, 2021.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the Cboe BZX Exchange, Inc. As of August 31, 2021, the closing price was $50.74.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	21

JPMorgan Ultra-Short Income ETF

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2021 (Unaudited)
	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan Ultra-Short Income ETF
Net Asset Value	May 17, 2017	0.23%	0.64%	2.11%
Market Price		0.25%	0.58%	2.13%

*	Not annualized.

LIFE OF FUND PERFORMANCE (5/17/17 TO 8/31/21)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on May 17, 2017.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Ultra-Short Income ETF and the ICE BofAML 3-Month US Treasury Bill Index from May 17, 2017 to August 31, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the ICE BofAML 3-Month US Treasury Bill Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The ICE BofAML 3-Month US

Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. The index is rebalanced monthly and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date. Investors cannot invest directly in an index.

Fund performance reflects waiver of a portion of the Fund’s fees and reimbursement of expenses for certain periods from the Fund’s inception date and prior to implementation of a unitary fee structure on November 19, 2019. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

22	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

JPMorgan Ultra-Short Municipal Income ETF

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	0.27%
Market Price**	0.27%
Bloomberg 1-Year Municipal Bond Index (formerly Bloomberg Barclays 1-Year Municipal Bond Index)	0.28%

Net Assets as of 8/31/2021	$2,110,974,704
Duration as of 8/31/2021	0.7 Years
Fund Ticker	JMST

INVESTMENT OBJECTIVE***

The JPMorgan Ultra-Short Municipal Income ETF (the “Fund”) seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

INVESTMENT APPROACH

The Fund invests primarily in investment grade fixed, variable and floating rate municipal securities or the unrated equivalent, the income from which is exempt from federal income tax. The Fund invests in a portfolio of municipal securities with an average weighted maturity of two years or less.

HOW DID THE FUND PERFORM?

For the six months ended August 31, 2021, the Fund underperformed the Bloomberg 1-Year Municipal Bond Index (the “Index”). Interest rates edged lower during the period and lower rated bonds generally outperformed higher rated bonds.

Relative to the Index, the Fund’s shorter duration was a leading detractor from performance. Generally, bonds of shorter duration will experience a smaller increase in price compared with longer duration bonds when interest rates fall. The Fund’s out-of-Index allocation to variable rate demand notes, which generally do not benefit from price appreciation when interest rates fall, also detracted from relative performance. The Fund’s underweight position in bonds rated single A and BBB also hurt relative performance.

The Fund’s underweight allocation to pre-refunded bonds, which are generally higher rated, was a leading contributor to performance relative to the Index. The Fund’s overweight allocations to the hospitals and leasing sectors, as well as its overweight allocations to Illinois and New Jersey also helped relative performance.

HOW WAS THE FUND POSITIONED?

At the end of the period, the Fund’s duration was 0.7 years compared with 1.4 years for the Index.

PORTFOLIO COMPOSITION AS OF AUGUST 31, 2021	PERCENT OF TOTAL INVESTMENTS
Municipal Bonds	85.5%
Short-Term Investments	14.5

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $51.05 as of August 31, 2021.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the Cboe BZX Exchange, Inc. As of August 31, 2021, the closing price was $51.09.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	23

JPMorgan Ultra-Short Municipal Income ETF

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2021 (Unaudited)
	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan Ultra-Short Municipal Income ETF
Net Asset Value	October 16, 2018	0.27%	0.51%	1.79%
Market Price		0.27%	0.57%	1.82%

*	Not annualized.

LIFE OF FUND PERFORMANCE (10/16/18 TO 8/31/21)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on October 16, 2018.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Ultra-Short Municipal Income ETF and the Bloomberg 1-Year Municipal Bond Index from October 16, 2018 to August 31, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg 1-Year Municipal Bond Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Bloomberg 1 Year Municipal Bond Index is an unmanaged index that includes bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, and have maturities of 1 to 2 years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of the mutual fund expenses, including sales charges if applicable. An individual cannot invest directly in an index.

Fund performance reflects waiver of a portion of the Fund’s fees and reimbursement of expenses for certain periods from the Fund’s inception date and prior to implementation of a unitary fee structure on November 19, 2019. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption on gains resulting from or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

24	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

JPMorgan USD Emerging Markets Sovereign Bond ETF

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	3.89%
Market Price**	4.16%
JPMorgan Emerging Markets Risk-Aware Bond Index	4.08%

Net Assets as of 8/31/2021	$75,111,376
Duration as of 8/31/2021	8.2 Years
Fund Ticker	JPMB

INVESTMENT OBJECTIVE***

The JPMorgan USD Emerging Markets Sovereign Bond ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JPMorgan Emerging Markets Risk-Aware Bond Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which is comprised of liquid, U.S. dollar-denominated sovereign and quasi-sovereign fixed and floating rate debt securities from emerging markets. The Underlying Index utilizes a rules-based, proprietary methodology that filters for liquidity and country risk and allocates risk based on credit ratings. The Underlying Index methodology includes monthly rebalancing within countries and semi-annual rebalancing across countries. The Fund also employs optimization techniques that seek to minimize tracking error to the Underlying Index.

HOW DID THE FUND PERFORM?

For the six months ended August 31, 2021, the Fund performed in line with the Underlying Index. The majority of the Fund’s deviation against the Underlying Index was due to operating expenses, fees and tax management of the Fund’s portfolio.

During the period, the Fund’s and the Underlying Index’s allocations to high yield bonds (also known as “junk bonds”) were leading contributors to performance amid increased investor demand for higher bond yields. The Fund’s and the Underlying Index risk filters screened out exposures to Ecuador and Sri Lanka, which detracted from performance amid investor expectations that both nations would benefit from potential interventions by the International Monetary Fund.

HOW WAS THE FUND POSITIONED?

The Fund invested at least 80% of its assets in securities included in the Underlying Index. During the reporting period, the Fund’s and Underlying Index’s largest allocations were to Turkey and Brazil and their smallest allocations were to Slovak Republic and Lithuania.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	25

JPMorgan USD Emerging Markets Sovereign Bond ETF

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited) (continued)

PORTFOLIO COMPOSITION BY COUNTRY AS OF AUGUST 31, 2021	PERCENT OF TOTAL INVESTMENTS
Turkey	8.3%
Brazil	7.1
Dominican Republic	6.3
Bahrain	5.8
South Africa	5.6
Oman	5.2
Ukraine	4.5
Mexico	3.7
Indonesia	3.1
Saudi Arabia	3.0
Nigeria	2.9
United Arab Emirates	2.8
Qatar	2.6
China	2.5
Russia	2.4
Philippines	2.2
Peru	2.0
Colombia	2.0
Panama	1.9
Kenya	1.9
Chile	1.9
Jamaica	1.9
Azerbaijan	1.8
Malaysia	1.7
Kazakhstan	1.6
Jordan	1.4
Uruguay	1.4
Costa Rica	1.3
Pakistan	1.2
Morocco	1.2
Paraguay	1.1
Iraq	1.1
Others (each less than 1.0%)	5.9
Short-Term Investments	0.7

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $50.07 as of August 31, 2021.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca, Inc. As of August 31, 2021, the closing price was $50.27.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

26	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2021 (Unaudited)
	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan USD Emerging Markets Sovereign Bond ETF
Net Asset Value	January 29, 2018	3.89%	6.07%	4.67%
Market Price		4.16%	5.94%	4.76%

*	Not annualized.

LIFE OF FUND PERFORMANCE (1/29/18 TO 8/31/21)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on January 29, 2018.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan USD Emerging Markets Sovereign Bond ETF and the JPMorgan Emerging Markets Risk-Aware Bond Index from January 29, 2018 to August 31, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JPMorgan Emerging Markets Risk-Aware Bond Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The JPMorgan Emerging Markets Risk-Aware Bond Index (the “index”) is comprised of liquid, U.S. dollar-denominated sovereign and quasi-sovereign fixed and floating rate debt securities from emerging markets selected using a rules-based methodology and is owned by J.P. Morgan Investment Inc., the Fund’s adviser (the “Adviser”). The Index is maintained and calculated by J.P. Morgan Securities LLC (“JPMS” or the “Index Provider”), which selects securities in accordance with the methodology from among the components of the J.P. Morgan Emerging Market Bond Index Global Diversified, which was developed and is maintained by the Index Provider. The Index Provider and the Adviser are both wholly-owned subsidiaries of JPMorgan Chase & Co., a publicly-held financial services holding company. The Index starts with the J.P. Morgan Emerging Market Bond Index Global Diversified and applies a proprietary methodology that filters for liquidity and for country risk and allocates risk based on credit rating. Historically, the J.P. Morgan Emerging Markets Bond Index Global Diversified has included bonds issued by the countries of Angola, Argentina, Armenia, Azerbaijan, Belize, Bolivia, Brazil, Cameroon, Chile, China, Colombia, Costa Rica, Cote D’Ivoire, Croatia, Dominican Republic, Ecuador, Egypt, El Salvador, Ethiopia, Gabon, Georgia, Ghana, Guatemala, Honduras, Hungary, India, Indonesia, Iraq, Jamaica, Jordan, Kazakhstan, Kenya, Latvia, Lebanon, Lithuania, Malaysia, Mexico, Mongolia, Morocco, Mozambique, Namibia, Nigeria, Oman, Pakistan, Panama, Paraguay, Peru, Philippines, Poland, Romania, Russian Federation, Senegal, Serbia, Slovakia, South Africa, Sri Lanka, Suriname, Trinidad and Tobago, Tunisia, Turkey, Ukraine, Uruguay, Venezuela, Vietnam, Zambia; however, this universe of countries may change in accordance with the Index Provider’s determination of eligible emerging market countries and there is no assurance that a particular country will be represented in the Underlying Index at any given time. Investors cannot invest directly in an index.

Fund performance reflects waiver of a portion of the Fund’s fees and reimbursement of expenses for certain periods from the Fund’s inception date and prior to implementation of a unitary fee structure on November 19, 2019. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	27

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Treasury Obligations — 55.8%

U.S. Treasury Bonds 7.63%, 2/15/2025	150,000	186,633

U.S. Treasury Notes

2.00%, 2/15/2022	226,000	227,986

1.13%, 2/28/2022	350,000	351,859

1.88%, 2/28/2022	427,000	430,836

2.38%, 3/15/2022	190,000	192,368

1.75%, 6/30/2022	200,000	202,781

0.13%, 7/31/2022	240,000	240,113

1.50%, 8/15/2022	105,000	106,419

1.63%, 8/15/2022	482,000	489,079

1.50%, 9/15/2022	360,000	365,273

0.13%, 9/30/2022	334,000	334,130

1.88%, 9/30/2022	130,000	132,498

1.38%, 10/15/2022	900,000	912,832

2.00%, 10/31/2022	100,000	102,195

2.00%, 11/30/2022	655,000	670,403

1.63%, 12/15/2022	23,000	23,447

1.75%, 1/31/2023	600,000	613,664

2.00%, 2/15/2023	400,000	410,844

1.50%, 2/28/2023	705,000	719,320

1.50%, 3/31/2023	24,000	24,511

0.25%, 6/15/2023	2,642,000	2,645,406

0.13%, 7/15/2023	46,000	45,948

1.25%, 7/31/2023	326,000	332,584

2.75%, 7/31/2023	687,000	720,545

0.13%, 8/15/2023	801,000	799,905

0.25%, 11/15/2023	320,000	320,025

2.75%, 11/15/2023	1,229,000	1,296,595

2.63%, 12/31/2023	15,000	15,819

0.13%, 2/15/2024	64,000	63,750

2.75%, 2/15/2024	1,032,000	1,094,162

2.13%, 2/29/2024	16,000	16,728

2.38%, 2/29/2024	2,627,000	2,762,660

2.13%, 3/31/2024	70,000	73,254

0.38%, 4/15/2024	375,000	375,381

2.00%, 4/30/2024	480,000	501,263

2.25%, 4/30/2024	15,000	15,762

2.00%, 5/31/2024	335,000	350,075

1.75%, 6/30/2024	282,000	293,016

1.75%, 7/31/2024	717,000	745,568

2.38%, 8/15/2024	1,947,000	2,060,778

1.25%, 8/31/2024	222,000	227,619

1.50%, 9/30/2024	1,070,000	1,105,527

1.50%, 10/31/2024	280,000	289,384

1.50%, 11/30/2024	254,000	262,573

2.13%, 11/30/2024	185,000	194,915

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

1.75%, 12/31/2024	545,000	567,992

1.38%, 1/31/2025	451,000	464,354

0.50%, 3/31/2025	493,000	492,384

0.38%, 4/30/2025	1,008,000	1,001,464

0.25%, 5/31/2025	1,615,000	1,595,317

0.25%, 6/30/2025	382,000	377,106

2.75%, 6/30/2025	130,000	140,664

0.25%, 7/31/2025	135,000	133,154

2.00%, 8/15/2025	1,284,000	1,354,118

0.25%, 8/31/2025	1,092,000	1,075,961

0.25%, 9/30/2025	703,000	692,016

0.25%, 10/31/2025	1,519,000	1,493,723

2.25%, 11/15/2025	310,000	330,586

0.38%, 11/30/2025	373,000	368,454

0.38%, 12/31/2025	6,000	5,921

0.38%, 1/31/2026	625,000	616,211

0.75%, 3/31/2026	94,000	94,132

0.75%, 4/30/2026	1,002,000	1,002,939

0.75%, 5/31/2026	797,000	797,249

0.88%, 6/30/2026	281,000	282,559

0.63%, 7/31/2026	595,000	590,909

Total U.S. Treasury Obligations (Cost $36,495,667)		36,823,646

Corporate Bonds — 25.0%

Aerospace & Defense — 0.5%

Boeing Co. (The)

2.70%, 5/1/2022	35,000	35,529

4.88%, 5/1/2025	44,000	49,192

2.60%, 10/30/2025	10,000	10,399

2.75%, 2/1/2026	32,000	33,449

General Dynamics Corp.

2.25%, 11/15/2022	16,000	16,304

1.88%, 8/15/2023	10,000	10,271

2.38%, 11/15/2024	32,000	33,689

3.25%, 4/1/2025	15,000	16,203

1.15%, 6/1/2026 (a)	40,000	40,379

Leidos, Inc. 3.63%, 5/15/2025	15,000	16,259

Lockheed Martin Corp. 3.10%, 1/15/2023	5,000	5,167

Precision Castparts Corp. 3.25%, 6/15/2025	18,000	19,529

Raytheon Technologies Corp. 3.20%, 3/15/2024	15,000	15,932

		302,302

Air Freight & Logistics — 0.1%

FedEx Corp. 3.25%, 4/1/2026	15,000	16,380

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Corporate Bonds — continued

Air Freight & Logistics — continued

United Parcel Service, Inc.

2.35%, 5/16/2022	8,000	8,107

2.20%, 9/1/2024	21,000	21,970

		46,457

Airlines — 0.1%

Southwest Airlines Co. 5.25%, 5/4/2025	34,000	38,544

Auto Components — 0.0% (b)

Aptiv Corp. 4.15%, 3/15/2024	17,000	18,332

Automobiles — 0.0% (b)

Toyota Motor Corp. (Japan)

2.36%, 7/2/2024	5,000	5,246

1.34%, 3/25/2026	7,000	7,091

		12,337

Banks — 6.9%

Banco Bilbao Vizcaya Argentaria SA (Spain) 0.88%, 9/18/2023	200,000	200,978

Bank of America Corp.

(ICE LIBOR USD 3 Month + 0.93%), 2.82%, 7/21/2023 (c)	67,000	68,435

(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (c)	10,000	10,324

4.13%, 1/22/2024	65,000	70,519

4.20%, 8/26/2024	15,000	16,449

(ICE LIBOR USD 3 Month + 0.97%), 3.46%, 3/15/2025 (c)	24,000	25,625

Series L, 3.95%, 4/21/2025	40,000	43,812

(ICE LIBOR USD 3 Month + 0.64%), 2.01%, 2/13/2026 (c)	40,000	41,170

3.50%, 4/19/2026	62,000	68,268

(SOFR + 1.15%), 1.32%, 6/19/2026 (c)	114,000	114,366

(SOFR + 1.01%), 1.20%, 10/24/2026 (c)	39,000	38,833

Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (c)	5,000	5,055

(SOFR + 0.96%), 1.73%, 7/22/2027 (c)	37,000	37,497

Bank of Montreal (Canada)

2.35%, 9/11/2022	32,000	32,704

Series E, 3.30%, 2/5/2024	5,000	5,334

2.50%, 6/28/2024	61,000	64,206

(USD Swap Semi 5 Year + 1.28%), 4.34%, 10/5/2028 (c)	12,000	12,829

Bank of Nova Scotia (The) (Canada)

2.00%, 11/15/2022	24,000	24,506

3.40%, 2/11/2024	17,000	18,145

2.20%, 2/3/2025	12,000	12,534

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Banks — continued

Barclays plc (United Kingdom) 3.65%, 3/16/2025	40,000	43,360

BNP Paribas SA (France) 3.25%, 3/3/2023	50,000	52,291

Canadian Imperial Bank of Commerce (Canada)

0.95%, 6/23/2023	9,000	9,083

2.25%, 1/28/2025	20,000	20,892

0.95%, 10/23/2025	133,000	132,788

Citigroup, Inc.

2.75%, 4/25/2022	16,000	16,227

4.05%, 7/30/2022	15,000	15,504

(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023 (c)	50,000	50,544

(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023 (c)	35,000	35,763

3.88%, 10/25/2023	7,000	7,524

(ICE LIBOR USD 3 Month + 1.02%), 4.04%, 6/1/2024 (c)	12,000	12,732

3.70%, 1/12/2026	6,000	6,631

(SOFR + 0.77%), 1.12%, 1/28/2027 (c)	63,000	62,503

(SOFR + 0.77%), 1.46%, 6/9/2027 (c)	109,000	109,179

Comerica, Inc. 3.70%, 7/31/2023	15,000	15,896

Fifth Third Bancorp

3.50%, 3/15/2022	25,000	25,373

4.30%, 1/16/2024	12,000	12,960

First Citizens BancShares, Inc. (SOFR + 2.47%), 3.38%, 3/15/2030 (c)	20,000	20,444

First Horizon Corp. 3.55%, 5/26/2023	24,000	25,138

HSBC Holdings plc (United Kingdom)

(SOFR + 1.40%), 2.63%, 11/7/2025 (c)	30,000	31,390

(SOFR + 1.29%), 1.59%, 5/24/2027 (c)	200,000	200,661

Huntington Bancshares, Inc.

2.63%, 8/6/2024	17,000	17,887

4.00%, 5/15/2025	8,000	8,856

Korea Development Bank (The) (South Korea) 0.40%, 6/19/2024	200,000	199,550

Kreditanstalt fuer Wiederaufbau (Germany)

2.00%, 10/4/2022	151,000	154,083

0.25%, 3/8/2024	75,000	74,797

1.38%, 8/5/2024	70,000	71,894

2.50%, 11/20/2024	13,000	13,826

0.38%, 7/18/2025	26,000	25,757

0.63%, 1/22/2026	51,000	50,769

Landwirtschaftliche Rentenbank (Germany)

3.13%, 11/14/2023	83,000	88,125

Series 40, 0.50%, 5/27/2025	39,000	38,813

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	29

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Corporate Bonds — continued

Banks — continued

0.88%, 3/30/2026	10,000	10,049

1.75%, 7/27/2026	5,000	5,222

M&T Bank Corp. 3.55%, 7/26/2023	45,000	47,628

Mitsubishi UFJ Financial Group, Inc. (Japan)

2.67%, 7/25/2022	11,000	11,235

3.41%, 3/7/2024	21,000	22,448

3.78%, 3/2/2025	9,000	9,856

MUFG Americas Holdings Corp. 3.50%, 6/18/2022	55,000	56,386

MUFG Union Bank NA 2.10%, 12/9/2022	20,000	20,431

Oesterreichische Kontrollbank AG (Austria)

2.88%, 3/13/2023	39,000	40,583

3.13%, 11/7/2023	90,000	95,436

1.50%, 2/12/2025	41,000	42,267

0.38%, 9/17/2025	20,000	19,743

0.50%, 2/2/2026	15,000	14,828

People’s United Financial, Inc. 3.65%, 12/6/2022	27,000	27,874

PNC Financial Services Group, Inc. (The)

3.30%, 3/8/2022	12,000	12,161

2.85%, 11/9/2022 (d)	12,000	12,370

3.50%, 1/23/2024	31,000	33,135

2.20%, 11/1/2024	70,000	73,542

Regions Financial Corp. 2.25%, 5/18/2025	15,000	15,662

Royal Bank of Canada (Canada)

1.95%, 1/17/2023	28,000	28,646

3.70%, 10/5/2023	15,000	16,022

0.43%, 1/19/2024	16,000	15,971

2.55%, 7/16/2024	20,000	21,090

Santander Holdings USA, Inc. 3.40%, 1/18/2023	26,000	26,950

Santander UK plc (United Kingdom) 4.00%, 3/13/2024	96,000	104,170

Sumitomo Mitsui Financial Group, Inc. (Japan)

2.78%, 7/12/2022	10,000	10,222

3.10%, 1/17/2023	18,000	18,685

3.94%, 10/16/2023	18,000	19,315

3.78%, 3/9/2026	56,000	62,448

Synovus Financial Corp. 3.13%, 11/1/2022	16,000	16,385

Toronto-Dominion Bank (The) (Canada)

0.25%, 1/6/2023	46,000	46,015

3.25%, 3/11/2024	30,000	32,042

2.65%, 6/12/2024	11,000	11,628

0.75%, 1/6/2026	100,000	99,045

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Banks — continued

Truist Bank

3.00%, 2/2/2023	15,000	15,546

3.20%, 4/1/2024	10,000	10,667

Truist Financial Corp.

2.20%, 3/16/2023	30,000	30,838

3.75%, 12/6/2023	22,000	23,587

2.85%, 10/26/2024	12,000	12,813

3.70%, 6/5/2025	6,000	6,618

1.20%, 8/5/2025	29,000	29,383

(SOFR + 0.61%), 1.27%, 3/2/2027 (c)	22,000	22,064

US Bancorp

3.00%, 3/15/2022	50,000	50,627

2.95%, 7/15/2022	39,000	39,855

3.60%, 9/11/2024	7,000	7,607

Series V, 2.38%, 7/22/2026	91,000	96,799

Valley National Bancorp (SOFR + 2.36%), 3.00%, 6/15/2031 (c)	72,000	73,221

Wells Fargo & Co.

Series M, 3.45%, 2/13/2023	40,000	41,763

4.13%, 8/15/2023	15,000	16,042

3.75%, 1/24/2024	17,000	18,232

(SOFR + 1.60%), 1.65%, 6/2/2024 (c)	21,000	21,470

3.30%, 9/9/2024	17,000	18,306

3.00%, 2/19/2025	25,000	26,639

3.55%, 9/29/2025	14,000	15,357

(ICE LIBOR USD 3 Month + 0.75%), 2.16%, 2/11/2026 (c)	50,000	51,885

3.00%, 4/22/2026	8,000	8,665

(SOFR + 2.00%), 2.19%, 4/30/2026 (c)	25,000	25,961

(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027 (c)	5,000	5,411

Westpac Banking Corp. (Australia)

1.15%, 6/3/2026	28,000	28,181

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.89%, 2/4/2030 (c)	161,000	167,599

		4,527,455

Beverages — 0.2%

Anheuser-Busch InBev Finance, Inc. (Belgium) 3.65%, 2/1/2026	28,000	30,878

Coca-Cola Co. (The) 1.75%, 9/6/2024	15,000	15,609

Diageo Investment Corp. (United Kingdom) 8.00%, 9/15/2022	5,000	5,397

Keurig Dr Pepper, Inc.

3.13%, 12/15/2023	19,000	20,054

3.40%, 11/15/2025	5,000	5,453

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Corporate Bonds — continued

Beverages — continued

PepsiCo, Inc.

3.60%, 3/1/2024	20,000	21,419

2.85%, 2/24/2026	12,000	12,971

		111,781

Biotechnology — 0.6%

AbbVie, Inc.

3.25%, 10/1/2022	28,000	28,673

3.75%, 11/14/2023	40,000	42,697

3.85%, 6/15/2024	17,000	18,350

2.60%, 11/21/2024	37,000	39,008

3.80%, 3/15/2025	42,000	45,788

3.60%, 5/14/2025	65,000	70,685

Amgen, Inc.

2.70%, 5/1/2022	52,000	52,630

3.63%, 5/22/2024	15,000	16,100

1.90%, 2/21/2025	10,000	10,325

Baxalta, Inc. 4.00%, 6/23/2025	6,000	6,613

Gilead Sciences, Inc.

3.25%, 9/1/2022	10,000	10,250

2.50%, 9/1/2023	12,000	12,462

3.65%, 3/1/2026	13,000	14,333

		367,914

Building Products — 0.0% (b)

Carrier Global Corp. 2.24%, 2/15/2025	15,000	15,616

Capital Markets — 2.1%

Ameriprise Financial, Inc. 3.70%, 10/15/2024	10,000	10,920

Ares Capital Corp.

3.50%, 2/10/2023	5,000	5,175

2.15%, 7/15/2026	27,000	27,180

Bain Capital Specialty Finance, Inc. 2.95%, 3/10/2026	5,000	5,143

Bank of New York Mellon Corp. (The)

1.95%, 8/23/2022	15,000	15,264

(ICE LIBOR USD 3 Month + 0.63%), 2.66%, 5/16/2023 (c)	42,000	42,704

1.60%, 4/24/2025	35,000	35,959

0.75%, 1/28/2026	42,000	41,719

BGC Partners, Inc. 3.75%, 10/1/2024	26,000	27,650

Brookfield Finance, Inc. (Canada) 4.00%, 4/1/2024	10,000	10,788

Charles Schwab Corp. (The)

4.20%, 3/24/2025	20,000	22,299

0.90%, 3/11/2026	32,000	31,887

1.15%, 5/13/2026	5,000	5,032

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Capital Markets — continued

CMEGroup, Inc. 3.00%, 9/15/2022	7,000	7,197

Deutsche Bank AG (Germany) 3.70%, 5/30/2024	76,000	81,313

Eaton Vance Corp. 3.63%, 6/15/2023	5,000	5,272

Franklin Resources, Inc. 2.85%, 3/30/2025	15,000	16,037

FS KKR Capital Corp. 3.40%, 1/15/2026	15,000	15,668

Goldman Sachs BDC, Inc. 2.88%, 1/15/2026	5,000	5,175

Goldman Sachs Group, Inc. (The)

3.20%, 2/23/2023	25,000	25,977

(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (c)	36,000	36,676

3.85%, 7/8/2024	115,000	124,307

3.50%, 4/1/2025	50,000	54,118

3.75%, 5/22/2025	15,000	16,355

(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (c)	20,000	21,426

3.75%, 2/25/2026	5,000	5,526

Series VAR, (SOFR + 0.79%), 1.09%, 12/9/2026 (c)	25,000	24,817

Golub Capital BDC, Inc. 2.50%, 8/24/2026	8,000	8,139

Intercontinental Exchange, Inc.

4.00%, 10/15/2023	25,000	26,806

3.75%, 12/1/2025	10,000	11,047

Invesco Finance plc 3.75%, 1/15/2026	18,000	19,906

Janus Capital Group, Inc. 4.88%, 8/1/2025	11,000	12,400

Moody’s Corp. 4.88%, 2/15/2024	10,000	10,936

Morgan Stanley

2.75%, 5/19/2022	78,000	79,411

3.13%, 1/23/2023	32,000	33,231

3.75%, 2/25/2023	40,000	41,991

(SOFR + 0.47%), 0.56%, 11/10/2023 (c)	63,000	63,095

(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024 (c)	110,000	115,774

Series F, 3.88%, 4/29/2024	15,000	16,243

3.70%, 10/23/2024	30,000	32,668

(SOFR + 0.72%), 0.99%, 12/10/2026 (c)	12,000	11,857

(SOFR + 0.88%), 1.59%, 5/4/2027 (c)	15,000	15,148

Northern Trust Corp. 2.38%, 8/2/2022	30,000	30,607

State Street Corp.

(ICE LIBOR USD 3 Month + 0.64%), 2.65%, 5/15/2023 (c)	23,000	23,387

3.10%, 5/15/2023	21,000	21,985

3.70%, 11/20/2023	8,000	8,607

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	31

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Corporate Bonds — continued

Capital Markets — continued

(ICE LIBOR USD 3 Month + 0.77%), 3.78%, 12/3/2024 (c)	12,000	12,894

3.55%, 8/18/2025	24,000	26,524

(SOFR + 0.94%), 2.35%, 11/1/2025 (c)	48,000	50,446

Stifel Financial Corp. 4.25%, 7/18/2024	15,000	16,423

		1,411,109

Chemicals — 0.3%

Air Products and Chemicals, Inc. 1.50%, 10/15/2025	39,000	39,998

Celanese US Holdings LLC

3.50%, 5/8/2024	31,000	33,112

1.40%, 8/5/2026	7,000	6,988

DuPont de Nemours, Inc.

4.21%, 11/15/2023	33,000	35,535

4.49%, 11/15/2025	10,000	11,291

LYB International Finance BV 4.00%, 7/15/2023	10,000	10,641

Mosaic Co. (The) 4.25%, 11/15/2023	10,000	10,701

Nutrien Ltd. (Canada)

3.63%, 3/15/2024	8,000	8,533

3.00%, 4/1/2025	15,000	15,979

PPG Industries, Inc.

2.40%, 8/15/2024	15,000	15,719

1.20%, 3/15/2026	5,000	5,002

		193,499

Commercial Services & Supplies — 0.1%

Republic Services, Inc. 0.88%, 11/15/2025	34,000	33,725

Waste Management, Inc. 0.75%, 11/15/2025	15,000	14,890

		48,615

Communications Equipment — 0.1%

Cisco Systems, Inc. 2.20%, 9/20/2023	27,000	27,994

Juniper Networks, Inc. 1.20%, 12/10/2025	15,000	14,990

		42,984

Consumer Finance — 1.8%

AerCap Ireland Capital DAC (Ireland) 3.15%, 2/15/2024	150,000	156,818

Ally Financial, Inc.

4.13%, 2/13/2022	14,000	14,231

3.88%, 5/21/2024	87,000	93,804

American Express Co.

2.50%, 8/1/2022	30,000	30,567

2.65%, 12/2/2022	112,000	115,368

3.40%, 2/27/2023	26,000	27,111

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Consumer Finance — continued

3.70%, 8/3/2023	30,000	31,819

2.50%, 7/30/2024	30,000	31,589

American Honda Finance Corp.

3.63%, 10/10/2023	16,000	17,062

1.20%, 7/8/2025	15,000	15,140

1.00%, 9/10/2025	15,000	15,025

Capital One Financial Corp.

3.50%, 6/15/2023	6,000	6,322

3.90%, 1/29/2024	89,000	95,566

3.30%, 10/30/2024	54,000	58,049

Caterpillar Financial Services Corp.

2.85%, 6/1/2022	6,000	6,120

0.65%, 7/7/2023	28,000	28,176

3.30%, 6/9/2024	12,000	12,903

3.25%, 12/1/2024	6,000	6,516

1.45%, 5/15/2025	15,000	15,348

0.80%, 11/13/2025	22,000	21,962

Discover Financial Services 3.85%, 11/21/2022	25,000	26,037

General Motors Financial Co., Inc.

5.10%, 1/17/2024	55,000	60,223

2.90%, 2/26/2025	5,000	5,283

1.25%, 1/8/2026	140,000	138,993

John Deere Capital Corp.

2.70%, 1/6/2023	23,000	23,749

3.45%, 6/7/2023	23,000	24,264

0.70%, 7/5/2023	7,000	7,051

0.40%, 10/10/2023	5,000	5,007

2.65%, 6/24/2024	15,000	15,894

0.70%, 1/15/2026	20,000	19,838

1.05%, 6/17/2026	9,000	9,012

Navient Solutions LLC Zero Coupon, 10/3/2022	25,000	24,928

PACCAR Financial Corp. 0.35%, 8/11/2023	8,000	8,008

Toyota Motor Credit Corp.

0.50%, 8/14/2023	5,000	5,017

1.35%, 8/25/2023	18,000	18,346

0.45%, 1/11/2024	12,000	11,992

0.80%, 10/16/2025	5,000	4,968

0.80%, 1/9/2026	8,000	7,915

		1,216,021

Containers & Packaging — 0.0% (b)

Berry Global, Inc. 1.57%, 1/15/2026 (e)	10,000	10,086

WRKCo, Inc. 4.65%, 3/15/2026	5,000	5,701

		15,787

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Corporate Bonds — continued

Diversified Consumer Services — 0.0% (b)

Yale University Series 2020, 0.87%, 4/15/2025	5,000	5,039

Diversified Financial Services — 0.2%

Berkshire Hathaway, Inc. 3.13%, 3/15/2026	19,000	20,789

National Rural Utilities Cooperative Finance Corp.

1.00%, 6/15/2026	37,000	36,845

(ICE LIBOR USD 3 Month + 2.91%), 4.75%, 4/30/2043 (c)	23,000	24,035

ORIX Corp. (Japan) 4.05%, 1/16/2024	5,000	5,385

Private Export Funding Corp. Series II, 2.05%, 11/15/2022	5,000	5,099

Shell International Finance BV (Netherlands) 2.00%, 11/7/2024	23,000	23,980

Voya Financial, Inc. 3.13%, 7/15/2024	10,000	10,627

		126,760

Diversified Telecommunication Services — 0.3%

AT&T, Inc.

3.00%, 6/30/2022	10,000	10,178

4.45%, 4/1/2024	32,000	34,818

3.40%, 5/15/2025	22,000	23,885

4.13%, 2/17/2026	5,000	5,599

Verizon Communications, Inc.

0.75%, 3/22/2024	11,000	11,043

3.38%, 2/15/2025	22,000	23,833

0.85%, 11/20/2025	66,000	65,500

		174,856

Electric Utilities — 0.7%

American Electric Power Co., Inc. Series N, 1.00%, 11/1/2025	23,000	22,868

Avangrid, Inc. 3.20%, 4/15/2025	8,000	8,569

Duke Energy Corp.

3.75%, 4/15/2024	8,000	8,586

0.90%, 9/15/2025	24,000	23,816

Edison International 4.95%, 4/15/2025	25,000	27,663

Entergy Louisiana LLC

4.05%, 9/1/2023	15,000	15,934

0.62%, 11/17/2023	13,000	13,005

Eversource Energy

Series Q, 0.80%, 8/15/2025	5,000	4,949

Series U, 1.40%, 8/15/2026	7,000	7,022

Florida Power & Light Co. 3.25%, 6/1/2024	15,000	15,927

Georgia Power Co. Series A, 2.20%, 9/15/2024	10,000	10,415

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Electric Utilities — continued

NextEra Energy Capital Holdings, Inc.

3.15%, 4/1/2024	39,000	41,335

2.75%, 5/1/2025	10,000	10,613

Oncor Electric Delivery Co. LLC

2.75%, 6/1/2024	37,000	39,140

0.55%, 10/1/2025	89,000	87,322

Pacific Gas and Electric Co.

3.75%, 2/15/2024	23,000	23,891

3.40%, 8/15/2024	12,000	12,430

3.45%, 7/1/2025	15,000	15,532

2.95%, 3/1/2026	6,000	6,087

Public Service Co. of Colorado 2.25%, 9/15/2022	13,000	13,140

Public Service Co. of New Hampshire 3.50%, 11/1/2023	15,000	15,881

Public Service Electric and Gas Co.

2.38%, 5/15/2023	15,000	15,454

0.95%, 3/15/2026	12,000	11,994

		451,573

Electrical Equipment — 0.0% (b)

Eaton Corp. 2.75%, 11/2/2022	15,000	15,424

Legrand France SA (France) 8.50%, 2/15/2025	14,000	17,430

		32,854

Electronic Equipment, Instruments & Components — 0.1%

Arrow Electronics, Inc. 4.00%, 4/1/2025	10,000	10,821

Flex Ltd. 5.00%, 2/15/2023	8,000	8,477

Vontier Corp. 1.80%, 4/1/2026 (e)	19,000	19,041

		38,339

Energy Equipment & Services — 0.1%

Schlumberger Investment SA 3.65%, 12/1/2023	37,000	39,354

Entertainment — 0.1%

TWDC Enterprises 18 Corp.

2.35%, 12/1/2022	10,000	10,257

1.85%, 7/30/2026	18,000	18,664

Walt Disney Co. (The)

1.75%, 8/30/2024	31,000	32,081

1.75%, 1/13/2026	24,000	24,786

		85,788

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	33

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Corporate Bonds — continued

Equity Real Estate Investment Trusts (REITs) — 1.0%

American Campus Communities Operating Partnership LP

3.75%, 4/15/2023	5,000	5,218

3.30%, 7/15/2026	10,000	10,771

American Tower Corp.

3.38%, 5/15/2024	46,000	49,102

2.40%, 3/15/2025	8,000	8,351

1.30%, 9/15/2025	28,000	28,143

AvalonBay Communities, Inc.

4.20%, 12/15/2023	6,000	6,452

3.50%, 11/15/2024	9,000	9,712

3.45%, 6/1/2025	5,000	5,448

2.95%, 5/11/2026	6,000	6,484

Boston Properties LP

3.13%, 9/1/2023	15,000	15,689

3.65%, 2/1/2026	10,000	11,009

Brixmor Operating Partnership LP 3.65%, 6/15/2024	49,000	52,547

CC Holdings GS V LLC 3.85%, 4/15/2023	5,000	5,268

Corporate Office Properties LP 2.25%, 3/15/2026	35,000	36,075

Crown Castle International Corp. 1.35%, 7/15/2025	58,000	58,477

Equinix, Inc.

2.63%, 11/18/2024	8,000	8,407

1.00%, 9/15/2025	121,000	120,393

Essex Portfolio LP 3.50%, 4/1/2025	15,000	16,236

Federal Realty Investment Trust 1.25%, 2/15/2026	7,000	6,990

Office Properties Income Trust 4.25%, 5/15/2024	10,000	10,668

Public Storage 0.88%, 2/15/2026	26,000	25,823

Realty Income Corp.

3.88%, 4/15/2025	20,000	22,025

0.75%, 3/15/2026	27,000	26,521

Sabra Health Care LP 4.80%, 6/1/2024	21,000	22,941

Simon Property Group LP 3.50%, 9/1/2025	57,000	62,174

SL Green Operating Partnership LP 3.25%, 10/15/2022	15,000	15,402

Ventas Realty LP 3.13%, 6/15/2023	16,000	16,769

Welltower, Inc. 4.00%, 6/1/2025	17,000	18,700

		681,795

Food & Staples Retailing — 0.2%

Kroger Co. (The) 3.50%, 2/1/2026	5,000	5,509

Sysco Corp. 5.65%, 4/1/2025	20,000	23,068

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Food & Staples Retailing — continued

Walmart, Inc.

2.35%, 12/15/2022	6,000	6,155

2.55%, 4/11/2023	9,000	9,289

3.40%, 6/26/2023	16,000	16,874

2.65%, 12/15/2024	37,000	39,448

3.55%, 6/26/2025	5,000	5,503

		105,846

Food Products — 0.3%

Bunge Ltd. Finance Corp. 1.63%, 8/17/2025	17,000	17,274

Campbell Soup Co. 2.50%, 8/2/2022	6,000	6,121

Conagra Brands, Inc. 3.20%, 1/25/2023	6,000	6,188

Hershey Co. (The)

3.38%, 5/15/2023	15,000	15,731

0.90%, 6/1/2025	75,000	75,243

Kellogg Co. 3.25%, 4/1/2026	33,000	36,070

McCormick & Co., Inc. 0.90%, 2/15/2026	32,000	31,632

Mondelez International, Inc. 0.63%, 7/1/2022	9,000	9,028

Tyson Foods, Inc. 3.90%, 9/28/2023	30,000	32,017

		229,304

Gas Utilities — 0.0% (b)

Eastern Energy Gas Holdings LLC 3.55%, 11/1/2023	17,000	17,961

Southern California Gas Co. 3.15%, 9/15/2024	12,000	12,829

		30,790

Health Care Equipment & Supplies — 0.2%

Abbott Laboratories

2.55%, 3/15/2022	15,000	15,188

2.95%, 3/15/2025	5,000	5,356

DH Europe Finance II SARL 2.20%, 11/15/2024	18,000	18,798

Medtronic, Inc. 3.50%, 3/15/2025	16,000	17,484

Stryker Corp. 1.15%, 6/15/2025	35,000	35,194

Zimmer Biomet Holdings, Inc. 3.05%, 1/15/2026	14,000	15,069

		107,089

Health Care Providers & Services — 0.8%

Aetna, Inc. 2.75%, 11/15/2022	11,000	11,248

Anthem, Inc.

2.95%, 12/1/2022	7,000	7,213

3.50%, 8/15/2024	34,000	36,509

3.35%, 12/1/2024	15,000	16,195

1.50%, 3/15/2026	13,000	13,205

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Corporate Bonds — continued

Health Care Providers & Services — continued

Cardinal Health, Inc. 2.62%, 6/15/2022	14,000	14,226

Cigna Corp.

3.00%, 7/15/2023	31,000	32,350

3.50%, 6/15/2024	10,000	10,711

4.13%, 11/15/2025	5,000	5,589

1.25%, 3/15/2026	24,000	24,145

CommonSpirit Health 2.76%, 10/1/2024	16,000	16,847

CVS Health Corp.

3.70%, 3/9/2023	4,000	4,188

2.63%, 8/15/2024	17,000	17,914

3.88%, 7/20/2025	52,000	57,232

HCA, Inc.

4.75%, 5/1/2023	31,000	33,049

5.25%, 4/15/2025	9,000	10,273

Humana, Inc. 3.15%, 12/1/2022	15,000	15,415

Laboratory Corp. of America Holdings 3.60%, 2/1/2025	15,000	16,144

McKesson Corp.

2.70%, 12/15/2022	10,000	10,237

0.90%, 12/3/2025	88,000	87,098

UnitedHealth Group, Inc.

3.35%, 7/15/2022	22,000	22,597

2.75%, 2/15/2023	25,000	25,755

2.38%, 8/15/2024	15,000	15,804

1.25%, 1/15/2026	10,000	10,127

		514,071

Hotels, Restaurants & Leisure — 0.4%

Marriott International, Inc.

3.60%, 4/15/2024	5,000	5,333

Series EE, 5.75%, 5/1/2025	5,000	5,745

Series R, 3.13%, 6/15/2026	5,000	5,340

McDonald’s Corp.

3.35%, 4/1/2023	9,000	9,398

3.25%, 6/10/2024	15,000	16,060

1.45%, 9/1/2025	5,000	5,099

Sands China Ltd. (Macau) 5.13%, 8/8/2025	200,000	222,524

Starbucks Corp.

3.10%, 3/1/2023	15,000	15,582

3.85%, 10/1/2023	15,000	15,942

		301,023

Household Durables — 0.1%

DR Horton, Inc.

5.75%, 8/15/2023	6,000	6,517

2.50%, 10/15/2024	14,000	14,681

2.60%, 10/15/2025	6,000	6,336

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Household Durables — continued

Mohawk Industries, Inc. 3.85%, 2/1/2023	15,000	15,591

		43,125

Household Products — 0.2%

Kimberly-Clark Corp. 3.05%, 8/15/2025	16,000	17,382

Procter & Gamble Co. (The)

0.55%, 10/29/2025	84,000	83,392

1.00%, 4/23/2026	8,000	8,050

		108,824

Independent Power and Renewable Electricity Producers — 0.0% (b)

Enel Generacion Chile SA (Chile) 4.25%, 4/15/2024	34,000	36,544

Industrial Conglomerates — 0.3%

3M Co.

1.75%, 2/14/2023	15,000	15,310

2.25%, 3/15/2023	6,000	6,168

2.65%, 4/15/2025	18,000	19,115

General Electric Co. 3.45%, 5/15/2024	16,000	17,065

Honeywell International, Inc.

2.15%, 8/8/2022	5,000	5,085

3.35%, 12/1/2023	10,000	10,648

2.30%, 8/15/2024	62,000	65,240

1.35%, 6/1/2025	21,000	21,428

Roper Technologies, Inc.

3.13%, 11/15/2022	10,000	10,262

3.65%, 9/15/2023	15,000	15,929

		186,250

Insurance — 0.5%

Aflac, Inc.

3.25%, 3/17/2025	20,000	21,645

1.13%, 3/15/2026	5,000	5,026

Allied World Assurance Co. Holdings Ltd. 4.35%, 10/29/2025	9,000	9,834

Allstate Corp. (The)

0.75%, 12/15/2025	77,000	76,509

Series B, (ICE LIBOR USD 3 Month + 2.94%), 5.75%, 8/15/2053 (c)	6,000	6,507

American International Group, Inc.

4.88%, 6/1/2022	5,000	5,165

4.13%, 2/15/2024	27,000	29,247

Aon Corp. 2.20%, 11/15/2022	27,000	27,596

Aspen Insurance Holdings Ltd. (Bermuda) 4.65%, 11/15/2023	6,000	6,503

Chubb INA Holdings, Inc. 2.70%, 3/13/2023	15,000	15,548

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	35

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Corporate Bonds — continued

Insurance — continued

Kemper Corp. 4.35%, 2/15/2025	27,000	29,536

MetLife, Inc.

Series D, 4.37%, 9/15/2023 (d)	6,000	6,476

3.60%, 4/10/2024	5,000	5,394

Old Republic International Corp. 3.88%, 8/26/2026	6,000	6,713

Principal Financial Group, Inc. 3.13%, 5/15/2023	7,000	7,317

Prudential Financial, Inc.

1.50%, 3/10/2026	25,000	25,488

(ICE LIBOR USD 3 Month + 3.92%), 5.63%, 6/15/2043 (c)	10,000	10,685

(ICE LIBOR USD 3 Month + 3.04%), 5.20%, 3/15/2044 (c)	14,000	15,095

		310,284

Interactive Media & Services — 0.1%

Alphabet, Inc.

3.38%, 2/25/2024	6,000	6,446

0.45%, 8/15/2025	51,000	50,523

		56,969

Internet & Direct Marketing Retail — 0.4%

Alibaba Group Holding Ltd. (China) 3.60%, 11/28/2024	200,000	215,594

Amazon.com, Inc.

0.40%, 6/3/2023	21,000	21,051

1.00%, 5/12/2026	5,000	5,025

eBay, Inc. 1.90%, 3/11/2025	10,000	10,340

		252,010

IT Services — 0.3%

DXC Technology Co. 4.13%, 4/15/2025	25,000	27,442

Fidelity National Information Services, Inc. 0.60%, 3/1/2024	10,000	10,001

Fiserv, Inc. 2.75%, 7/1/2024	18,000	19,019

Global Payments, Inc.

3.75%, 6/1/2023	15,000	15,710

1.20%, 3/1/2026	19,000	18,888

International Business Machines Corp. 1.88%, 8/1/2022	80,000	81,223

Mastercard, Inc. 3.38%, 4/1/2024	12,000	12,885

PayPal Holdings, Inc. 2.40%, 10/1/2024	18,000	18,969

Visa, Inc. 2.80%, 12/14/2022	20,000	20,580

Western Union Co. (The) 1.35%, 3/15/2026	5,000	4,967

		229,684

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Leisure Products — 0.0% (b)

Hasbro, Inc. 3.00%, 11/19/2024	7,000	7,438

Machinery — 0.2%

CNH Industrial Capital LLC

1.88%, 1/15/2026	13,000	13,282

1.45%, 7/15/2026	5,000	5,000

Cummins, Inc. 0.75%, 9/1/2025	94,000	93,655

nVent Finance SARL (United Kingdom) 3.95%, 4/15/2023	10,000	10,436

		122,373

Media — 0.4%

Charter Communications Operating LLC

Series USD, 4.50%, 2/1/2024	35,000	37,997

4.91%, 7/23/2025	10,000	11,324

Comcast Corp.

3.60%, 3/1/2024	6,000	6,458

3.70%, 4/15/2024	29,000	31,311

3.38%, 2/15/2025	13,000	14,057

3.10%, 4/1/2025	5,000	5,375

3.38%, 8/15/2025	20,000	21,777

3.95%, 10/15/2025	15,000	16,729

Discovery Communications LLC 3.90%, 11/15/2024	15,000	16,257

Fox Corp. 3.05%, 4/7/2025	14,000	14,967

Omnicom Group, Inc. 3.65%, 11/1/2024	15,000	16,260

TCI Communications, Inc. 7.88%, 2/15/2026	7,000	9,030

Time Warner Entertainment Co. LP 8.38%, 3/15/2023	12,000	13,418

ViacomCBS, Inc.

3.50%, 1/15/2025	9,000	9,678

4.00%, 1/15/2026	14,000	15,518

		240,156

Metals & Mining — 0.1%

ArcelorMittal SA (Luxembourg) 4.55%, 3/11/2026	5,000	5,649

Nucor Corp.

4.00%, 8/1/2023	7,000	7,417

2.00%, 6/1/2025	5,000	5,178

Reliance Steel & Aluminum Co. 1.30%, 8/15/2025	17,000	17,064

Rio Tinto Finance USA Ltd. (Australia) 3.75%, 6/15/2025	15,000	16,523

Southern Copper Corp. (Peru) 3.50%, 11/8/2022	5,000	5,166

		56,997

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Corporate Bonds — continued

Multiline Retail — 0.0% (b)

Target Corp. 2.25%, 4/15/2025	15,000	15,769

Multi-Utilities — 0.3%

Berkshire Hathaway Energy Co.

2.80%, 1/15/2023	15,000	15,468

3.75%, 11/15/2023	39,000	41,591

CenterPoint Energy, Inc. 3.85%, 2/1/2024	7,000	7,490

Delmarva Power & Light Co. 3.50%, 11/15/2023	35,000	37,132

Dominion Energy, Inc. 3.07%, 8/15/2024 (d)	33,000	35,007

NiSource, Inc. 0.95%, 8/15/2025	35,000	34,760

Sempra Energy

2.88%, 10/1/2022	12,000	12,234

4.05%, 12/1/2023	7,000	7,485

		191,167

Oil, Gas & Consumable Fuels — 1.6%

BP Capital Markets America, Inc.

2.75%, 5/10/2023	15,000	15,605

3.22%, 4/14/2024	21,000	22,315

3.41%, 2/11/2026	12,000	13,130

BP Capital Markets plc (United Kingdom)

2.75%, 5/10/2023	8,000	8,319

3.99%, 9/26/2023	43,000	46,160

Canadian Natural Resources Ltd. (Canada)

3.80%, 4/15/2024	6,000	6,413

3.90%, 2/1/2025	16,000	17,344

2.05%, 7/15/2025	5,000	5,148

Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025	12,000	13,638

Chevron Corp.

1.14%, 5/11/2023	6,000	6,088

1.55%, 5/11/2025	35,000	35,914

Chevron USA, Inc.

0.33%, 8/12/2022	55,000	55,102

0.43%, 8/11/2023	49,000	49,124

3.90%, 11/15/2024	15,000	16,432

0.69%, 8/12/2025	5,000	4,973

ConocoPhillips Co. 3.35%, 11/15/2024	27,000	29,048

Energy Transfer LP

3.60%, 2/1/2023	5,000	5,169

4.90%, 2/1/2024	27,000	29,178

4.25%, 4/1/2024	16,000	17,166

2.90%, 5/15/2025	15,000	15,760

4.75%, 1/15/2026	7,000	7,855

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Oil, Gas & Consumable Fuels — continued

Enterprise Products Operating LLC

3.50%, 2/1/2022	19,000	19,256

3.75%, 2/15/2025	46,000	49,983

Series D, (ICE LIBOR USD 3 Month + 2.99%), 4.88%, 8/16/2077 (c)	8,000	7,835

EOG Resources, Inc. 2.63%, 3/15/2023	25,000	25,755

Equinor ASA (Norway) 3.25%, 11/10/2024	7,000	7,557

Exxon Mobil Corp.

2.73%, 3/1/2023	20,000	20,641

3.18%, 3/15/2024	41,000	43,547

2.02%, 8/16/2024	15,000	15,644

2.99%, 3/19/2025	25,000	26,744

3.04%, 3/1/2026	9,000	9,758

Kinder Morgan Energy Partners LP

4.15%, 3/1/2022	15,000	15,282

4.15%, 2/1/2024	21,000	22,528

Marathon Petroleum Corp.

4.50%, 5/1/2023	7,000	7,420

4.70%, 5/1/2025	15,000	16,811

MPLX LP 4.88%, 12/1/2024	46,000	51,198

ONEOK Partners LP

3.38%, 10/1/2022	15,000	15,355

5.00%, 9/15/2023	24,000	25,765

ONEOK, Inc. 2.20%, 9/15/2025	30,000	30,831

Petroleos Mexicanos (Mexico) 6.84%, 1/23/2030 (f)	1	1

Phillips 66

3.85%, 4/9/2025	10,000	10,930

1.30%, 2/15/2026	19,000	18,994

Pioneer Natural Resources Co. 1.13%, 1/15/2026	20,000	19,836

Plains All American Pipeline LP 3.85%, 10/15/2023	15,000	15,809

Sabine Pass Liquefaction LLC 5.63%, 3/1/2025	36,000	41,021

Suncor Energy, Inc. (Canada) 3.10%, 5/15/2025	26,000	27,728

TotalEnergies Capital International SA (France) 3.75%, 4/10/2024	11,000	11,912

Valero Energy Corp. 2.85%, 4/15/2025	20,000	21,103

Williams Cos., Inc. (The)

3.60%, 3/15/2022	5,000	5,059

4.50%, 11/15/2023	36,000	38,684

3.90%, 1/15/2025	25,000	27,126

		1,069,994

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	37

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Corporate Bonds — continued

Paper & Forest Products — 0.0% (b)

Fibria Overseas Finance Ltd. (Brazil) 4.00%, 1/14/2025	15,000	16,129

Georgia-Pacific LLC 8.00%, 1/15/2024	15,000	17,613

		33,742

Personal Products — 0.0% (b)

Estee Lauder Cos., Inc. (The) 2.00%, 12/1/2024	17,000	17,777

Pharmaceuticals — 0.6%

AstraZeneca plc (United Kingdom)

3.50%, 8/17/2023	5,000	5,293

3.38%, 11/16/2025	5,000	5,479

Bristol-Myers Squibb Co.

3.25%, 11/1/2023	15,000	15,926

2.90%, 7/26/2024	11,000	11,723

3.88%, 8/15/2025	8,000	8,869

0.75%, 11/13/2025	63,000	62,717

Eli Lilly & Co. 2.75%, 6/1/2025	15,000	15,983

GlaxoSmithKline Capital plc (United Kingdom) 3.00%, 6/1/2024	13,000	13,824

GlaxoSmithKline Capital, Inc. (United Kingdom) 3.38%, 5/15/2023	18,000	18,934

Johnson & Johnson

2.25%, 3/3/2022	5,000	5,044

3.38%, 12/5/2023	41,000	43,904

0.55%, 9/1/2025	98,000	97,158

Merck & Co., Inc.

2.40%, 9/15/2022	6,000	6,103

2.75%, 2/10/2025	35,000	37,228

0.75%, 2/24/2026	12,000	11,938

Mylan, Inc. 4.20%, 11/29/2023	15,000	16,034

Novartis Capital Corp. (Switzerland) 1.75%, 2/14/2025	5,000	5,162

Pfizer, Inc.

3.40%, 5/15/2024	15,000	16,170

2.75%, 6/3/2026	5,000	5,428

		402,917

Professional Services — 0.0% (b)

Verisk Analytics, Inc. 4.13%, 9/12/2022	17,000	17,618

Road & Rail — 0.2%

BNSF Funding Trust I (ICE LIBOR USD 3 Month + 2.35%), 6.61%, 12/15/2055 (c)	5,000	5,742

Burlington Northern Santa Fe LLC

3.00%, 3/15/2023	10,000	10,349

3.85%, 9/1/2023	4,000	4,246

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Road & Rail — continued

3.75%, 4/1/2024	8,000	8,600

3.65%, 9/1/2025	8,000	8,815

CSX Corp. 3.40%, 8/1/2024	20,000	21,507

JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	5,000	5,572

Norfolk Southern Corp. 3.85%, 1/15/2024	5,000	5,344

Ryder System, Inc.

3.75%, 6/9/2023	15,000	15,822

4.63%, 6/1/2025	8,000	8,991

Union Pacific Corp.

4.16%, 7/15/2022	22,000	22,530

3.75%, 7/15/2025	15,000	16,564

		134,082

Semiconductors & Semiconductor Equipment — 0.5%

Analog Devices, Inc. 3.13%, 12/5/2023	6,000	6,332

Broadcom Corp. 3.13%, 1/15/2025	25,000	26,587

Broadcom, Inc.

3.63%, 10/15/2024	62,000	67,050

4.70%, 4/15/2025	12,000	13,432

Intel Corp.

2.35%, 5/11/2022	9,000	9,118

2.70%, 12/15/2022	30,000	30,948

3.40%, 3/25/2025	20,000	21,751

Microchip Technology, Inc. 4.33%, 6/1/2023	5,000	5,302

NXP BV (China) 4.88%, 3/1/2024 (e)	17,000	18,616

QUALCOMM, Inc. 2.60%, 1/30/2023	39,000	40,231

Texas Instruments, Inc. 1.38%, 3/12/2025	66,000	67,317

		306,684

Software — 0.5%

Adobe, Inc. 1.90%, 2/1/2025	9,000	9,340

Citrix Systems, Inc. 1.25%, 3/1/2026	6,000	5,928

Microsoft Corp.

2.65%, 11/3/2022	34,000	34,846

3.63%, 12/15/2023	15,000	16,040

2.70%, 2/12/2025	25,000	26,643

3.13%, 11/3/2025	5,000	5,453

2.40%, 8/8/2026	34,000	36,361

Oracle Corp.

2.50%, 10/15/2022	16,000	16,389

2.40%, 9/15/2023	75,000	77,715

3.40%, 7/8/2024	16,000	17,128

2.95%, 11/15/2024	25,000	26,621

1.65%, 3/25/2026	14,000	14,225

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Corporate Bonds — continued

Software — continued

VMware, Inc. 2.95%, 8/21/2022	15,000	15,347

		302,036

Specialty Retail — 0.1%

Home Depot, Inc. (The)

2.70%, 4/1/2023	7,000	7,229

3.35%, 9/15/2025	5,000	5,471

Lowe’s Cos., Inc.

3.13%, 9/15/2024	30,000	32,049

3.38%, 9/15/2025	32,000	34,921

		79,670

Technology Hardware, Storage & Peripherals — 0.7%

Apple, Inc.

2.10%, 9/12/2022	15,000	15,269

2.85%, 2/23/2023	15,000	15,513

2.40%, 5/3/2023	7,000	7,250

0.75%, 5/11/2023	13,000	13,112

3.45%, 5/6/2024	10,000	10,786

2.85%, 5/11/2024	16,000	16,957

1.80%, 9/11/2024	18,000	18,661

2.75%, 1/13/2025	10,000	10,641

2.50%, 2/9/2025	20,000	21,150

1.13%, 5/11/2025	24,000	24,283

0.55%, 8/20/2025	51,000	50,554

0.70%, 2/8/2026	55,000	54,670

Dell International LLC

4.00%, 7/15/2024	15,000	16,283

5.85%, 7/15/2025	16,000	18,692

Hewlett Packard Enterprise Co.

1.45%, 4/1/2024	16,000	16,272

4.65%, 10/1/2024	15,000	16,636

1.75%, 4/1/2026	14,000	14,281

HP, Inc.

4.05%, 9/15/2022	12,000	12,445

2.20%, 6/17/2025	77,000	79,891

1.45%, 6/17/2026 (e)	43,000	42,963

		476,309

Textiles, Apparel & Luxury Goods — 0.0% (b)

NIKE, Inc. 2.40%, 3/27/2025	20,000	21,181

Tobacco — 0.2%

BAT Capital Corp. (United Kingdom) 2.79%, 9/6/2024	60,000	63,022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Tobacco — continued

Philip Morris International, Inc.

2.63%, 3/6/2023	20,000	20,715

2.13%, 5/10/2023	25,000	25,678

1.50%, 5/1/2025	10,000	10,195

0.88%, 5/1/2026	8,000	7,909

Reynolds American, Inc. (United Kingdom) 4.45%, 6/12/2025	11,000	12,196

		139,715

Trading Companies & Distributors — 0.4%

Air Lease Corp.

2.75%, 1/15/2023	23,000	23,657

3.00%, 9/15/2023	15,000	15,637

2.88%, 1/15/2026	26,000	27,328

Aircastle Ltd. 4.13%, 5/1/2024	6,000	6,396

BOC Aviation Ltd. (Singapore) 3.00%, 5/23/2022 (f)	200,000	202,493

		275,511

Water Utilities — 0.0% (b)

American Water Capital Corp. 3.40%, 3/1/2025	6,000	6,500

Wireless Telecommunication Services — 0.1%

T-Mobile USA, Inc. 3.50%, 4/15/2025	30,000	32,435

Vodafone Group plc (United Kingdom)

3.75%, 1/16/2024	15,000	16,157

4.13%, 5/30/2025	8,000	8,908

		57,500

Total Corporate Bonds (Cost $16,300,472)		16,492,060

Mortgage-Backed Securities — 8.6%

FHLMC Gold Pools, 15 Year

Pool # J14776, 3.00%, 3/1/2026	11,512	12,151

Pool # G14783, 3.50%, 10/1/2026	10,896	11,631

Pool # G14415, 2.50%, 4/1/2027	18,354	19,242

Pool # J20134, 3.00%, 8/1/2027	7,546	8,008

Pool # G18452, 2.50%, 12/1/2027	29,465	30,950

Pool # E04178, 2.50%, 2/1/2028	8,712	9,153

Pool # J22899, 2.00%, 3/1/2028	16,267	16,893

Pool # J23906, 2.50%, 5/1/2028	29,797	31,285

Pool # J24561, 2.50%, 6/1/2028	6,956	7,331

Pool # G15724, 4.00%, 1/1/2029	2,519	2,680

Pool # G16577, 4.00%, 1/1/2029	5,345	5,671

Pool # G18511, 2.50%, 5/1/2029	5,100	5,354

Pool # G18512, 3.00%, 5/1/2029	9,557	10,143

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	39

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Mortgage-Backed Securities — continued

Pool # G15164, 3.00%, 9/1/2029	4,475	4,753

Pool # G18533, 2.50%, 12/1/2029	8,502	8,930

Pool # G18549, 2.50%, 4/1/2030	24,008	25,220

Pool # G16749, 2.00%, 7/1/2030	7,770	8,061

Pool # G15520, 3.00%, 7/1/2030	11,239	11,939

Pool # G18568, 2.50%, 9/1/2030	11,332	11,897

Pool # J33012, 3.00%, 10/1/2030	28,190	29,998

Pool # G18587, 3.00%, 2/1/2031	12,113	12,855

Pool # G18600, 2.50%, 5/1/2031	8,390	8,813

Pool # G16028, 3.00%, 8/1/2031	6,756	7,175

Pool # G18611, 2.50%, 9/1/2031	15,282	16,052

Pool # J35495, 2.50%, 10/1/2031	26,395	27,932

Pool # G18620, 3.00%, 11/1/2031	9,162	9,726

Pool # G18626, 2.50%, 1/1/2032	51,903	54,524

Pool # G18632, 3.00%, 2/1/2032	8,845	9,380

Pool # J37147, 3.00%, 6/1/2032	9,713	10,341

Pool # G16207, 3.50%, 7/1/2032	9,049	9,843

Pool # J38058, 3.00%, 11/1/2032	30,941	33,157

Pool # J39602, 3.00%, 9/1/2033	16,709	17,833

Pool # J39722, 3.00%, 10/1/2033	8,312	8,841

Pool # G18713, 3.50%, 11/1/2033	15,965	17,026

Pool # G18715, 3.00%, 12/1/2033	6,284	6,640

Pool # G16756, 3.50%, 1/1/2034	7,812	8,406

Pool # G18720, 3.50%, 1/1/2034	4,349	4,653

Pool # G18723, 3.50%, 2/1/2034	4,111	4,400

Pool # G18726, 3.50%, 3/1/2034	3,692	3,951

FHLMC UMBS, 15 Year

Pool # ZK2607, 3.50%, 10/1/2025	2,496	2,665

Pool # ZK2904, 3.50%, 1/1/2026	7,383	7,881

Pool # ZS6596, 3.00%, 11/1/2027	6,194	6,593

Pool # ZK5208, 2.50%, 3/1/2028	20,705	21,797

Pool # ZA2838, 2.50%, 4/1/2028	7,730	8,124

Pool # ZK5814, 3.00%, 7/1/2028	19,655	20,925

Pool # ZK5986, 3.50%, 9/1/2028	5,954	6,384

Pool # ZK6024, 3.50%, 9/1/2028	15,589	16,842

Pool # ZK6594, 3.00%, 4/1/2029	5,185	5,506

Pool # ZK6713, 3.00%, 6/1/2029	13,081	13,916

Pool # ZK6827, 3.00%, 8/1/2029	6,977	7,415

Pool # ZS8598, 3.00%, 2/1/2031	14,649	15,542

Pool # ZS8617, 2.50%, 8/1/2031	18,367	19,289

Pool # ZS8622, 3.00%, 9/1/2031	16,271	17,286

Pool # SB0084, 3.00%, 2/1/2032	6,441	6,835

Pool # ZS7938, 2.50%, 1/1/2033	2,451	2,591

Pool # ZS7988, 3.50%, 2/1/2033	12,677	13,749

Pool # ZK9341, 3.00%, 3/1/2033	3,290	3,507

Pool # ZT0716, 3.00%, 10/1/2033	3,525	3,724

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Pool # SB0257, 4.00%, 11/1/2033	4,570	4,849

Pool # SB0194, 2.50%, 12/1/2033	7,164	7,511

Pool # ZT1725, 3.50%, 1/1/2034	2,131	2,292

Pool # ZT1799, 3.50%, 3/1/2034	1,969	2,107

Pool # SB8008, 2.50%, 8/1/2034	6,625	6,933

Pool # SB8013, 2.50%, 9/1/2034	4,277	4,477

Pool # SB8010, 2.50%, 10/1/2034	8,682	9,090

Pool # SB8012, 3.50%, 10/1/2034	4,675	5,011

Pool # SB0109, 2.50%, 11/1/2034	30,275	31,904

Pool # SB8017, 3.50%, 11/1/2034	8,118	8,672

Pool # SB8021, 3.00%, 12/1/2034	6,503	6,855

Pool # SB0260, 2.50%, 2/1/2035	11,883	12,440

Pool # SB0264, 2.50%, 2/1/2035	20,323	21,501

Pool # QN2057, 3.00%, 5/1/2035	14,706	15,801

Pool # SB0345, 2.00%, 6/1/2035	85,350	88,694

Pool # SB0401, 2.00%, 7/1/2035	23,208	24,030

Pool # SB0394, 2.50%, 7/1/2035	13,244	13,871

Pool # SB8501, 2.00%, 8/1/2035	96,886	100,638

Pool # SB0406, 2.50%, 8/1/2035	24,861	26,192

Pool # SB8067, 1.50%, 9/1/2035	27,568	28,021

Pool # SB8061, 2.00%, 9/1/2035	108,974	112,835

Pool # SB8062, 2.50%, 9/1/2035	55,984	58,646

Pool # RC1591, 1.50%, 10/1/2035	69,086	70,255

Pool # SB8068, 1.50%, 10/1/2035	21,674	22,035

Pool # SB0430, 2.00%, 10/1/2035	36,434	37,725

Pool # QN4391, 1.50%, 11/1/2035	99,158	100,912

Pool # QN4278, 2.00%, 11/1/2035	9,067	9,390

Pool # QN4490, 1.50%, 12/1/2035	100,010	101,745

Pool # SB0450, 2.00%, 12/1/2035	52,358	54,445

Pool # QN4861, 1.50%, 1/1/2036	81,189	82,560

Pool # SB8088, 1.50%, 2/1/2036	37,856	38,479

Pool # QN5598, 1.50%, 3/1/2036	146,572	149,209

Pool # SB8098, 2.00%, 4/1/2036	122,461	126,800

Pool # SB8110, 1.50%, 7/1/2036	69,118	70,254

Pool # RC2089, 2.00%, 7/1/2036	83,728	86,942

Pool # SB8118, 1.50%, 9/1/2036	65,000	66,069

FNMA UMBS, 15 Year

Pool # AE0988, 4.00%, 9/1/2025	2,986	3,167

Pool # AD5093, 3.50%, 10/1/2025	3,964	4,231

Pool # AL1168, 3.50%, 1/1/2026	3,250	3,469

Pool # AL0519, 4.00%, 3/1/2026	3,058	3,253

Pool # AH9695, 4.00%, 4/1/2026	4,161	4,423

Pool # AL4643, 4.00%, 7/1/2026	3,649	3,870

Pool # AB4086, 3.00%, 12/1/2026	15,437	16,297

Pool # 890405, 3.50%, 1/1/2027	16,164	17,265

Pool # AJ9357, 3.50%, 1/1/2027	7,940	8,481

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Mortgage-Backed Securities — continued

Pool # AW7396, 3.50%, 1/1/2027	7,886	8,420

Pool # AK3264, 3.00%, 2/1/2027	7,951	8,433

Pool # AW7395, 3.00%, 2/1/2027	7,422	7,822

Pool # AK5412, 3.00%, 3/1/2027	7,053	7,465

Pool # AL1746, 3.50%, 3/1/2027	4,419	4,720

Pool # AB5095, 3.00%, 5/1/2027	7,691	8,158

Pool # AO4079, 3.00%, 5/1/2027	11,863	12,584

Pool # AL2224, 3.50%, 7/1/2027	8,211	8,801

Pool # AQ5118, 2.50%, 11/1/2027	5,567	5,847

Pool # AQ1688, 2.00%, 12/1/2027	5,831	6,054

Pool # MA1277, 2.50%, 12/1/2027	47,106	49,476

Pool # AR1045, 2.50%, 1/1/2028	11,551	12,131

Pool # AL3041, 2.00%, 2/1/2028	8,093	8,401

Pool # AR3175, 2.50%, 2/1/2028	11,960	12,578

Pool # AR4180, 2.50%, 2/1/2028	26,689	28,086

Pool # AL3060, 3.00%, 2/1/2028	20,283	21,493

Pool # AT2769, 2.00%, 5/1/2028	10,796	11,209

Pool # AL3764, 3.50%, 5/1/2028	11,967	12,842

Pool # MA1467, 2.00%, 6/1/2028	6,257	6,481

Pool # BM3954, 2.50%, 12/1/2028	41,648	43,711

Pool # AV8783, 3.00%, 1/1/2029	12,732	13,514

Pool # AV4793, 3.50%, 5/1/2029	8,867	9,473

Pool # AW3641, 3.00%, 6/1/2029	12,049	12,781

Pool # AL8851, 2.50%, 9/1/2029	13,164	13,822

Pool # AW8317, 2.50%, 9/1/2029	6,769	7,108

Pool # AL7205, 3.50%, 12/1/2029	2,640	2,830

Pool # AX7696, 3.00%, 1/1/2030	19,215	20,376

Pool # BM4304, 3.00%, 2/1/2030	4,106	4,326

Pool # AS4489, 2.50%, 3/1/2030	2,561	2,700

Pool # AY6338, 2.50%, 3/1/2030	40,456	42,482

Pool # AL6583, 3.00%, 3/1/2030	5,477	5,831

Pool # AS4678, 3.00%, 3/1/2030	24,473	25,948

Pool # AS4860, 2.50%, 5/1/2030	19,910	20,977

Pool # AL9852, 3.00%, 9/1/2030	16,367	17,330

Pool # BC0035, 3.00%, 11/1/2030	39,318	41,699

Pool # BA6893, 2.50%, 2/1/2031	5,118	5,373

Pool # BC1973, 2.50%, 3/1/2031	18,203	19,090

Pool # BC9099, 2.50%, 3/1/2031	7,179	7,538

Pool # BC2482, 3.00%, 3/1/2031	16,658	17,600

Pool # AL9421, 4.00%, 3/1/2031	4,677	4,979

Pool # FM4246, 4.00%, 3/1/2031	10,206	10,837

Pool # AS7067, 3.50%, 4/1/2031	5,981	6,461

Pool # BD4574, 2.00%, 6/1/2031	2,065	2,143

Pool # FM1336, 3.50%, 6/1/2031	8,241	8,916

Pool # AS7467, 2.50%, 7/1/2031	9,127	9,580

Pool # AS7606, 2.50%, 7/1/2031	30,626	32,199

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Pool # AS7620, 2.50%, 7/1/2031	67,660	71,127

Pool # AS7657, 2.50%, 8/1/2031	15,708	16,517

Pool # MA2803, 2.50%, 11/1/2031	43,692	45,886

Pool # FM1324, 3.00%, 11/1/2031	18,122	19,210

Pool # FM1773, 3.00%, 12/1/2031	23,638	25,049

Pool # BE5622, 2.50%, 1/1/2032	4,131	4,338

Pool # MA3187, 2.50%, 11/1/2032	17,445	18,307

Pool # MA3188, 3.00%, 11/1/2032	4,268	4,523

Pool # 890822, 3.00%, 12/1/2032	53,646	57,209

Pool # BM3207, 3.00%, 12/1/2032	13,892	14,807

Pool # BM3276, 3.50%, 12/1/2032	12,033	12,984

Pool # BM5108, 3.00%, 2/1/2033	37,659	39,882

Pool # CA1089, 3.00%, 2/1/2033	9,435	10,077

Pool # FM1309, 2.00%, 3/1/2033	3,669	3,807

Pool # FM3937, 3.00%, 4/1/2033	10,422	11,081

Pool # MA3437, 3.00%, 8/1/2033	6,450	6,815

Pool # CA2407, 4.00%, 9/1/2033	10,362	11,052

Pool # FM4036, 2.50%, 12/1/2033	12,163	12,761

Pool # BN3975, 3.00%, 1/1/2034	1,281	1,352

Pool # MA3559, 3.50%, 1/1/2034	2,611	2,784

Pool # MA3588, 3.50%, 2/1/2034	10,265	10,965

Pool # MA3589, 4.00%, 2/1/2034	11,952	12,705

Pool # MA3631, 3.00%, 4/1/2034	11,497	12,139

Pool # FM1810, 4.00%, 4/1/2034	4,559	4,893

Pool # FM1071, 3.50%, 5/1/2034	9,982	10,877

Pool # MA3709, 2.50%, 6/1/2034	7,007	7,332

Pool # MA3729, 2.50%, 7/1/2034	2,353	2,463

Pool # MA3695, 3.00%, 7/1/2034	4,904	5,177

Pool # BJ5549, 3.00%, 8/1/2034	3,182	3,365

Pool # FM2403, 3.50%, 9/1/2034	11,543	12,408

Pool # FM5400, 2.50%, 10/1/2034	16,040	16,859

Pool # MA3797, 2.50%, 10/1/2034	4,503	4,712

Pool # BO4944, 2.50%, 11/1/2034	36,498	38,438

Pool # FM1900, 2.50%, 11/1/2034	10,108	10,650

Pool # MA3827, 2.50%, 11/1/2034	59,537	62,316

Pool # MA3828, 3.00%, 11/1/2034	11,227	11,859

Pool # FM4671, 3.50%, 1/1/2035	3,406	3,667

Pool # MA4012, 2.00%, 5/1/2035	115,851	120,186

Pool # MA4013, 2.50%, 5/1/2035	28,154	29,481

Pool # FM3493, 3.50%, 5/1/2035	9,951	10,763

Pool # BP5762, 2.50%, 6/1/2035	47,705	49,970

Pool # FM3654, 3.00%, 6/1/2035	32,131	34,329

Pool # MA4074, 2.00%, 7/1/2035	73,455	76,058

Pool # MA4075, Class 177, 2.50%, 7/1/2035	17,066	17,844

Pool # FM6000, 3.00%, 7/1/2035	17,289	18,364

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	41

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Mortgage-Backed Securities — continued

Pool # MA4095, 2.00%, 8/1/2035	83,410	86,365

Pool # FM3936, 2.50%, 8/1/2035	15,005	15,720

Pool # MA4099, 2.50%, 8/1/2035	21,438	22,423

Pool # MA4122, 1.50%, 9/1/2035	13,005	13,219

Pool # MA4123, 2.00%, 9/1/2035	78,102	80,869

Pool # MA4154, 1.50%, 10/1/2035	103,876	105,611

Pool # CA7497, 2.50%, 10/1/2035	12,327	13,000

Pool # FM4368, 1.50%, 11/1/2035	33,272	33,821

Pool # FM4850, 2.00%, 11/1/2035	45,211	46,886

Pool # MA4179, 2.00%, 11/1/2035	48,029	49,731

Pool # MA4180, 2.50%, 11/1/2035	28,464	29,824

Pool # FM5396, 2.00%, 12/1/2035	60,285	62,621

Pool # MA4206, 2.00%, 12/1/2035	13,130	13,595

Pool # CA8788, 2.00%, 1/1/2036	86,143	89,195

Pool # CA9418, 1.50%, 3/1/2036	63,259	64,415

Pool # FM6510, 2.00%, 3/1/2036	40,174	41,802

Pool # FM6512, 2.00%, 3/1/2036	42,877	44,562

Pool # MA4298, 2.50%, 3/1/2036	26,073	27,426

Pool # MA4301, 1.00%, 4/1/2036	43,278	42,917

Pool # FM7058, 2.00%, 4/1/2036	48,168	49,972

Pool # CB0302, 1.50%, 5/1/2036	63,066	64,175

Pool # FM7113, 2.00%, 5/1/2036	48,189	50,020

Pool # MA4329, 2.00%, 5/1/2036	135,762	140,572

Pool # BP3507, 2.00%, 6/1/2036	74,641	77,285

Pool # CB0747, 2.50%, 6/1/2036	24,348	25,590

Pool # MA4361, 2.50%, 6/1/2036	17,628	18,432

Pool # MA4383, 2.00%, 7/1/2036	221,444	229,289

Pool # MA4384, 2.50%, 7/1/2036	17,698	18,556

Pool # MA4441, 1.50%, 9/1/2036	48,000	48,789

GNMA II, 15 Year

Pool # 796502, 3.00%, 4/20/2022	1,304	1,357

Pool # MA1134, 3.00%, 7/20/2028	8,708	9,175

Pool # MA4559, 3.00%, 7/20/2032	8,544	9,023

Pool # MA7107, 2.50%, 1/20/2036	29,619	31,225

Total Mortgage-Backed Securities (Cost $5,647,194)		5,702,530

Supranational — 3.0%

African Development Bank (Supranational)

3.00%, 12/6/2021	5,000	5,038

1.63%, 9/16/2022	65,000	65,997

3.00%, 9/20/2023	9,000	9,500

0.88%, 7/22/2026	12,000	12,028

Asian Development Bank (Supranational)

0.63%, 4/7/2022	57,000	57,182

1.88%, 8/10/2022	45,000	45,746

2.75%, 3/17/2023	53,000	55,102

0.25%, 10/6/2023	51,000	50,973

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

1.50%, 10/18/2024	30,000	30,944

2.00%, 1/22/2025	23,000	24,128

0.63%, 4/29/2025	74,000	74,093

0.38%, 9/3/2025	14,000	13,843

Asian Infrastructure Investment Bank (The) (Supranational)

2.25%, 5/16/2024	101,000	105,969

0.50%, 5/28/2025	60,000	59,715

Corp. Andina de Fomento (Supranational) 3.75%, 11/23/2023	24,000	25,516

European Bank for Reconstruction & Development (Supranational)

1.50%, 2/13/2025	30,000	30,959

0.50%, 5/19/2025	5,000	4,980

0.50%, 11/25/2025	30,000	29,747

European Investment Bank (Supranational)

2.25%, 8/15/2022	58,000	59,178

1.38%, 9/6/2022	15,000	15,188

2.50%, 3/15/2023	140,000	144,997

3.25%, 1/29/2024	13,000	13,906

2.25%, 6/24/2024	48,000	50,462

2.50%, 10/15/2024	39,000	41,448

1.63%, 3/14/2025	61,000	63,258

0.38%, 12/15/2025	64,000	63,156

Inter-American Development Bank (Supranational)

1.75%, 9/14/2022	43,000	43,719

2.50%, 1/18/2023	26,000	26,843

0.50%, 5/24/2023	17,000	17,091

0.25%, 11/15/2023	54,000	53,950

3.00%, 2/21/2024	16,000	17,038

0.63%, 7/15/2025	143,000	142,982

International Bank for Reconstruction & Development (Supranational)

1.88%, 6/19/2023	8,000	8,239

2.50%, 3/19/2024	37,000	39,004

2.50%, 11/25/2024	15,000	15,961

2.13%, 3/3/2025	29,000	30,574

0.75%, 3/11/2025	16,000	16,100

0.63%, 4/22/2025	72,000	72,108

0.38%, 7/28/2025	250,000	247,513

2.50%, 7/29/2025	34,000	36,440

International Finance Corp. (Supranational)

1.38%, 10/16/2024	15,000	15,410

0.38%, 7/16/2025	15,000	14,859

Total Supranational (Cost $1,938,884)		1,950,884

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Commercial Mortgage-Backed Securities — 2.4%

Benchmark Mortgage Trust

Series 2018-B3, Class A3, 3.75%, 4/10/2051	25,000	26,871

Series 2019-B12, Class A2, 3.00%, 8/15/2052	7,000	7,351

Series 2020-B17, Class A2, 2.21%, 3/15/2053	50,000	51,549

CD Mortgage Trust Series 2017-CD6, Class ASB, 3.33%, 11/13/2050	50,000	53,904

CGMS Commercial Mortgage Trust Series 2017-B1, Class AAB, 3.24%, 8/15/2050	16,000	17,165

Citigroup Commercial Mortgage Trust

Series 2013-GC17, Class A4, 4.13%, 11/10/2046	20,000	21,399

Series 2015-GC35, Class AAB, 3.61%, 11/10/2048	34,582	36,421

Series 2016-C1, Class AAB, 3.00%, 5/10/2049	11,207	11,751

Series 2020-GC46, Class A2, 2.71%, 2/15/2053	20,000	20,825

Commercial Mortgage Trust

Series 2013-CR6, Class A4, 3.10%, 3/10/2046	15,000	15,490

Series 2014-CR16, Class A3, 3.78%, 4/10/2047	24,648	26,257

Series 2014-LC15, Class A4, 4.01%, 4/10/2047	20,000	21,503

Series 2014-UBS3, Class A3, 3.55%, 6/10/2047	42,968	45,502

Series 2014-UBS4, Class A5, 3.69%, 8/10/2047	50,000	53,704

Series 2015-CR25, Class A4, 3.76%, 8/10/2048	32,000	35,108

Series 2013-CR11, Class ASB, 3.66%, 8/10/2050	9,054	9,330

CSAIL Commercial Mortgage Trust Series 2015-C3, Class A4, 3.72%, 8/15/2048	40,000	43,687

FHLMC, Multi-Family Structured Pass-Through Certificates

Series K016, Class A2, 2.97%, 10/25/2021	7,946	7,962

Series K019, Class A2, 2.27%, 3/25/2022	14,611	14,707

Series K720, Class A2, 2.72%, 6/25/2022	15,000	15,169

Series K027, Class A2, 2.64%, 1/25/2023	26,000	26,646

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Series K028, Class A2, 3.11%, 2/25/2023	10,000	10,313

Series K042, Class A1, 2.27%, 6/25/2024	63,937	65,358

Series K044, Class A2, 2.81%, 1/25/2025	16,000	17,060

Series K046, Class A2, 3.21%, 3/25/2025	26,000	28,134

Series K733, Class A2, 3.75%, 8/25/2025	100,000	109,816

Series K737, Class A1, 2.12%, 6/25/2026	58,800	60,854

Series K077, Class A1, 3.70%, 3/25/2028	53,396	59,221

FNMA ACES

Series 2017-M10, Class AV2, 2.64%, 7/25/2024 (g)	13,171	13,741

Series 2017-M7, Class A1, 2.60%, 12/25/2026	14,304	14,560

Series 2019-M9, Class A1, 2.61%, 10/25/2028	96,208	102,886

GS Mortgage Securities Trust

Series 2014-GC18, Class A4, 4.07%, 1/10/2047	30,000	31,887

Series 2014-GC18, Class AS, 4.38%, 1/10/2047	17,000	17,747

Series 2015-GC32, Class A4, 3.76%, 7/10/2048	50,000	54,863

JPMBB Commercial Mortgage Securities Trust

Series 2013-C17, Class ASB, 3.71%, 1/15/2047	9,437	9,794

Series 2014-C19, Class C, 4.81%, 4/15/2047 ‡ (g)	10,000	10,593

Series 2014-C22, Class AS, 4.11%, 9/15/2047	15,000	16,104

Series 2014-C23, Class C, 4.63%, 9/15/2047 ‡ (g)	20,000	20,798

JPMorgan Chase Commercial Mortgage Securities Trust

Series 2013-LC11, Class C, 3.96%, 4/15/2046 ‡ (g)	22,000	21,702

Series 2013-C10, Class AS, 3.37%, 12/15/2047 ‡	20,000	20,713

Series 2015-JP1, Class D, 4.39%, 1/15/2049 ‡ (g)	10,000	9,563

Morgan Stanley Bank of America Merrill Lynch Trust

Series 2012-C5, Class A4, 3.18%, 8/15/2045	12,000	12,112

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	43

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Commercial Mortgage-Backed Securities — continued

Series 2014-C19, Class A3, 3.25%, 12/15/2047	5,774	6,139

Series 2015-C25, Class ASB, 3.38%, 10/15/2048	33,858	35,399

Series 2015-C25, Class B, 4.68%, 10/15/2048 ‡ (g)	20,000	22,125

Series 2015-C23, Class A3, 3.45%, 7/15/2050	43,773	47,233

UBS Commercial Mortgage Trust Series 2018-C13, Class A2, 4.21%, 10/15/2051	6,653	7,037

UBS-Barclays Commercial Mortgage Trust Series 2013-C6, Class A4, 3.24%, 4/10/2046	23,000	23,763

Wells Fargo Commercial Mortgage Trust

Series 2012-LC5, Class B, 4.14%, 10/15/2045 ‡	14,000	14,479

Series 2013-LC12, Class A4, 4.22%, 7/15/2046 (g)	12,000	12,688

Series 2014-LC18, Class A5, 3.41%, 12/15/2047	15,000	16,141

Series 2015-C31, Class A4, 3.70%, 11/15/2048	24,000	26,375

Series 2019-C54, Class A2, 3.01%, 12/15/2052	35,000	36,851

WFRBS Commercial Mortgage Trust

Series 2012-C7, Class AS, 4.09%, 6/15/2045 (g)	32,000	32,464

Series 2012-C10, Class A3, 2.88%, 12/15/2045	12,000	12,278

Series 2012-C10, Class B, 3.74%, 12/15/2045 ‡	15,000	14,911

Series 2014-C20, Class A5, 4.00%, 5/15/2047	12,000	12,919

Total Commercial Mortgage-Backed Securities (Cost $1,577,908)		1,590,922

U.S. Government Agency Securities — 2.2%

FFCB Funding Corp.

3.00%, 10/19/2021	33,000	33,124

0.38%, 4/8/2022	42,000	42,075

0.13%, 11/23/2022	40,000	40,002

FHLB

2.38%, 9/10/2021	25,000	25,014

1.63%, 11/19/2021	20,000	20,067

2.25%, 3/11/2022	45,000	45,520

2.50%, 3/11/2022	70,000	70,891

2.50%, 2/13/2024	225,000	237,104

1.50%, 8/15/2024	60,000	61,943

0.50%, 4/14/2025	120,000	119,902

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

FHLMC

0.38%, 5/5/2023	5,000	5,018

0.25%, 6/26/2023	109,000	109,121

0.30%, 9/28/2023	50,000	49,995

0.38%, 3/25/2024	27,000	26,974

1.50%, 2/12/2025	62,000	64,094

0.38%, 7/21/2025	39,000	38,665

0.38%, 9/23/2025	50,000	49,490

FNMA

0.25%, 5/22/2023	145,000	145,230

2.88%, 9/12/2023	16,000	16,860

1.75%, 7/2/2024	5,000	5,190

2.63%, 9/6/2024	41,000	43,760

1.63%, 10/15/2024	40,000	41,461

1.63%, 1/7/2025	40,000	41,572

0.63%, 4/22/2025	40,000	40,119

0.50%, 6/17/2025	19,000	18,938

0.50%, 11/7/2025	15,000	14,903

Israel Government AID Bond (Israel) 5.50%, 4/26/2024	15,000	17,000

Tennessee Valley Authority 2.88%, 9/15/2024	10,000	10,728

Total U.S. Government Agency Securities (Cost $1,431,945)		1,434,760

Foreign Government Securities — 1.4%

Canada Government Bond (Canada) 0.75%, 5/19/2026	5,000	4,999

Export Development Canada (Canada)

2.50%, 1/24/2023	35,000	36,133

2.75%, 3/15/2023	25,000	25,977

2.63%, 2/21/2024	40,000	42,203

Hungary Government Bond (Hungary)

5.75%, 11/22/2023	7,000	7,805

5.38%, 3/25/2024	28,000	31,353

Italian Republic Government Bond (Italy) 6.88%, 9/27/2023	5,000	5,631

Oriental Republic of Uruguay (Uruguay) 8.00%, 11/18/2022	3,333	3,511

Province of Alberta (Canada) 1.00%, 5/20/2025	25,000	25,253

Province of British Columbia (Canada) 1.75%, 9/27/2024	24,000	24,906

Province of Ontario (Canada)

1.75%, 1/24/2023	7,000	7,151

3.05%, 1/29/2024	16,000	17,015

3.20%, 5/16/2024	15,000	16,097

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Foreign Government Securities — continued

0.63%, 1/21/2026	86,000	85,329

1.05%, 4/14/2026	5,000	5,045

Province of Quebec (Canada)

2.63%, 2/13/2023	7,000	7,245

2.50%, 4/9/2024	10,000	10,533

1.50%, 2/11/2025	10,000	10,294

0.60%, 7/23/2025	27,000	26,895

Republic of Panama (Panama) 7.13%, 1/29/2026	100,000	123,804

Republic of Peru (Peru) 2.39%, 1/23/2026	5,000	5,183

Republic of Philippines (Philippines) 10.63%, 3/16/2025	5,000	6,713

Republic of Poland (Poland) 4.00%, 1/22/2024	7,000	7,590

State of Israel Government Bond (Israel) 2.88%, 3/16/2026	200,000	215,664

Svensk Exportkredit AB (Sweden) 0.38%, 7/30/2024	200,000	199,247

United Mexican States (Mexico) 4.00%, 10/2/2023	6,000	6,451

Total Foreign Government Securities (Cost $951,177)		958,027

Asset-Backed Securities — 0.8%

American Express Credit Account Master Trust Series 2017-7, Class A, 2.35%, 5/15/2025	30,000	30,718

AmeriCredit Automobile Receivables Trust Series 2017-3, Class D, 3.18%, 7/18/2023	15,000	15,224

Capital One Multi-Asset Execution Trust Series 2019-A1, Class A1, 2.84%, 12/15/2024	30,000	30,364

Capital One Prime Auto Receivables Trust Series 2019-2, Class A4, 1.96%, 2/18/2025	32,000	32,735

CarMax Auto Owner Trust Series 2020-1, Class A3, 1.89%, 12/16/2024	30,000	30,447

Citibank Credit Card Issuance Trust Series 2018-A3, Class A3, 3.29%, 5/23/2025	33,000	34,704

Ford Credit Floorplan Master Owner Trust A

Series 2019-3, Class A1, 2.23%, 9/15/2024	40,000	40,828

Series 2018-2, Class A, 3.17%, 3/15/2025	15,000	15,659

Series 2019-2, Class A, 3.06%, 4/15/2026	8,000	8,506

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

GM Financial Consumer Automobile Receivables Trust Series 2020-2, Class A4, 1.74%, 8/18/2025	22,000	22,577

Honda Auto Receivables Owner Trust Series 2020-3, Class A3, 0.37%, 10/18/2024	59,000	59,069

Santander Drive Auto Receivables Trust Series 2020-3, Class C, 1.12%, 1/15/2026	30,000	30,212

Synchrony Credit Card Master Note Trust Series 2018-2, Class A, 3.47%, 5/15/2026	15,000	15,797

Toyota Auto Receivables Owner Trust Series 2020-A, Class A3, 1.66%, 5/15/2024	26,000	26,288

Verizon Owner Trust Series 2020-A, Class A1A, 1.85%, 7/22/2024	60,000	60,900

World Omni Auto Receivables Trust

Series 2018-D, Class B, 3.67%, 12/16/2024	15,000	15,506

Series 2020-B, Class A4, 0.82%, 1/15/2026	50,000	50,451

Total Asset-Backed Securities (Cost $516,583)		519,985

Municipal Bonds — 0.2% (h)

California — 0.0% (b)

University of California, Taxable Series 2020BG, Rev., 0.88%, 5/15/2025	5,000	5,046

University of California, Taxable Fixed Rate Notes Series 2017AX, Rev., 3.06%, 7/1/2025	5,000	5,409

Total California		10,455

Florida — 0.1%

State Board of Administration Finance Corp. Series 2020A, Rev., 1.26%, 7/1/2025	50,000	50,528

Illinois — 0.0% (b)

State of Illinois, Taxable Pension GO, 4.95%, 6/1/2023	12,727	13,374

New Jersey — 0.1%

New Jersey Economic Development Authority, Pension Funding Series 1997B, Rev., AGM, Zero Coupon, 2/15/2024	65,000	63,791

New York — 0.0% (b)

Port Authority of New York and New Jersey, Taxable Consolidated Notes Series AAA, Rev., 1.09%, 7/1/2023	10,000	10,136

Total Municipal Bonds (Cost $147,316)		148,284

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	45

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE ($)

Short-Term Investments — 0.7%

Investment Companies — 0.6%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (i) (j) (Cost $408,277)	408,277	408,277

Investment of Cash Collateral from Securities Loaned — 0.1%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (i) (j) (Cost $31,043)	31,043	31,043

Total Short-Term Investments (Cost $439,320)		439,320

Total Investments — 100.1% (Cost $65,446,466)		66,060,418

Liabilities in Excess of Other Assets — (0.1)%		(77,053)

NET ASSETS — 100.0%		65,983,365

Percentages indicated are based on net assets.

Abbreviations

ACES	Alternative Credit Enhancement Securities
AGM	Insured by Assured Guaranty Municipal Corp.
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	The security or a portion of this security is on loan at August 31, 2021. The total value of securities on loan at August 31, 2021 is $30,284.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2021.
(d)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of August 31, 2021.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2021.
(h)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of August 31, 2021.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Corporate Bonds — 39.1%

Aerospace & Defense — 0.8%

Boeing Co. (The)

1.17%, 2/4/2023	20,000	20,015

1.95%, 2/1/2024	18,000	18,456

1.43%, 2/4/2024	35,000	35,077

2.75%, 2/1/2026	20,000	20,904

2.20%, 2/4/2026	285,000	286,072

3.10%, 5/1/2026	35,000	37,129

2.70%, 2/1/2027	65,000	67,433

3.95%, 8/1/2059	40,000	41,609

5.93%, 5/1/2060	40,000	55,597

BWX Technologies, Inc. 4.13%, 4/15/2029 (a)	75,000	77,156

Howmet Aerospace, Inc.

5.13%, 10/1/2024	142,000	156,062

5.95%, 2/1/2037	14,000	17,658

Moog, Inc. 4.25%, 12/15/2027 (a)	20,000	20,550

Precision Castparts Corp. 4.38%, 6/15/2045	54,000	66,262

Raytheon Technologies Corp.

3.50%, 3/15/2027	40,000	44,211

1.90%, 9/1/2031	96,000	94,849

4.50%, 6/1/2042	40,000	50,045

3.13%, 7/1/2050	50,000	52,018

Spirit AeroSystems, Inc. 7.50%, 4/15/2025 (a)	105,000	111,169

TransDigm, Inc. 6.25%, 3/15/2026 (a)	75,000	78,750

Triumph Group, Inc.

6.25%, 9/15/2024 (a)	10,000	10,111

7.75%, 8/15/2025	16,000	16,006

		1,377,139

Airlines — 0.1%

American Airlines, Inc. 5.50%, 4/20/2026 (a)	60,000	63,240

Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	31,896	33,714

Delta Air Lines, Inc. 4.75%, 10/20/2028 (a)	100,000	111,500

United Airlines Holdings, Inc.

5.00%, 2/1/2024	20,000	20,700

4.88%, 1/15/2025	16,000	16,380

		245,534

Auto Components — 0.4%

Allison Transmission, Inc. 3.75%, 1/30/2031 (a)	75,000	74,906

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Auto Components — continued

American Axle & Manufacturing, Inc.

6.25%, 4/1/2025	63,000	65,098

5.00%, 10/1/2029	75,000	74,977

Aptiv plc 5.40%, 3/15/2049	25,000	34,788

BorgWarner, Inc. 5.00%, 10/1/2025 (a)	20,000	22,962

Clarios Global LP 6.25%, 5/15/2026 (a)	67,000	70,601

Cooper-Standard Automotive, Inc.

13.00%, 6/1/2024 (a)	5,000	5,525

5.63%, 11/15/2026 (a)	30,000	25,238

Dana, Inc. 5.38%, 11/15/2027	60,000	63,300

Goodyear Tire & Rubber Co. (The)

5.00%, 5/31/2026	19,000	19,564

5.00%, 7/15/2029 (a)	55,000	58,155

Icahn Enterprises LP

6.38%, 12/15/2025	22,000	22,660

5.25%, 5/15/2027	125,000	129,838

Lear Corp. 5.25%, 5/15/2049	65,000	82,844

		750,456

Automobiles — 0.6%

Ford Motor Co.

8.50%, 4/21/2023	70,000	77,394

9.00%, 4/22/2025	95,000	116,061

9.63%, 4/22/2030	95,000	135,397

General Motors Co.

6.13%, 10/1/2025	50,000	58,969

5.15%, 4/1/2038	35,000	42,217

5.95%, 4/1/2049	25,000	34,035

Hyundai Capital America

1.50%, 6/15/2026 (a)	40,000	39,790

3.00%, 2/10/2027 (a)	200,000	211,959

1.80%, 1/10/2028 (a)	290,000	288,583

		1,004,405

Banks — 6.4%

ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.54%, 6/16/2027 (a) (b)	200,000	199,834

AIB Group plc (Ireland) 4.75%, 10/12/2023 (a)	200,000	215,990

Bank of America Corp.

3.88%, 8/1/2025	203,000	225,245

(ICE LIBOR USD 3 Month + 1.06%), 3.56%, 4/23/2027 (b)	40,000	43,878

(ICE LIBOR USD 3 Month + 1.58%), 3.82%, 1/20/2028 (b)	236,000	262,934

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	47

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Corporate Bonds — continued

Banks — continued

(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (b)	170,000	188,435

(ICE LIBOR USD 3 Month + 1.37%), 3.59%, 7/21/2028 (b)	61,000	67,445

(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (b)	169,000	185,609

(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029 (b)	135,000	152,316

(SOFR + 1.37%), 1.92%, 10/24/2031 (b)	50,000	48,981

Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (b)	180,000	186,587

(SOFR + 1.32%), 2.69%, 4/22/2032 (b)	340,000	353,349

(SOFR + 1.22%), 2.30%, 7/21/2032 (b)	95,000	95,565

(ICE LIBOR USD 3 Month + 1.32%), 4.08%, 4/23/2040 (b)	82,000	96,574

(SOFR + 1.93%), 2.68%, 6/19/2041 (b)	150,000	147,788

(ICE LIBOR USD 3 Month + 1.52%), 4.33%, 3/15/2050 (b)	86,000	107,502

Bank of Nova Scotia (The) (Canada)

(ICE LIBOR USD 3 Month + 2.65%), 4.65%, 10/12/2022 (b) (c) (d)	50,000	50,575

2.20%, 2/3/2025	12,000	12,534

Barclays plc (United Kingdom) 5.20%, 5/12/2026	200,000	229,756

Canadian Imperial Bank of Commerce (Canada)

(ICE LIBOR USD 3 Month + 0.79%), 2.61%, 7/22/2023 (b)	49,000	49,968

3.10%, 4/2/2024	34,000	36,118

CIT Group, Inc.

5.25%, 3/7/2025	24,000	27,030

6.13%, 3/9/2028	45,000	55,196

Citigroup, Inc.

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (b) (c) (d)	137,000	140,939

(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028 (b)	350,000	389,784

(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (b)	30,000	33,248

(ICE LIBOR USD 3 Month + 1.19%), 4.07%, 4/23/2029 (b)	195,000	221,114

(SOFR + 1.42%), 2.98%, 11/5/2030 (b)	25,000	26,593

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Banks — continued

(SOFR + 3.91%), 4.41%, 3/31/2031 (b)	155,000	181,599

(SOFR + 1.17%), 2.56%, 5/1/2032 (b)	110,000	113,140

(ICE LIBOR USD 3 Month + 1.84%), 4.28%, 4/24/2048 (b)	55,000	69,163

Citizens Financial Group, Inc. 2.50%, 2/6/2030	11,000	11,316

Comerica, Inc. 3.70%, 7/31/2023	28,000	29,678

Credit Agricole SA (France)

(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (b)	250,000	255,886

(SOFR + 0.89%), 1.25%, 1/26/2027 (a) (b)	250,000	247,572

(USD Swap Semi 5 Year + 1.64%), 4.00%, 1/10/2033 (a) (b)	250,000	272,063

HSBC Holdings plc (United Kingdom)

(SOFR + 1.29%), 1.59%, 5/24/2027 (b)	200,000	200,724

(SOFR + 1.73%), 2.01%, 9/22/2028 (b)	200,000	201,892

(SOFR + 1.29%), 2.21%, 8/17/2029 (b)	200,000	201,688

(ICE LIBOR USD 3 Month + 1.61%), 3.97%, 5/22/2030 (b)	200,000	224,193

7.63%, 5/17/2032	143,000	202,658

6.10%, 1/14/2042	230,000	339,206

Intesa Sanpaolo SpA (Italy)

4.95%, 6/1/2042 (a)	200,000	207,229

Series XR, 4.70%, 9/23/2049 (a)	200,000	242,862

KeyCorp 2.25%, 4/6/2027	57,000	59,412

Mitsubishi UFJ Financial Group, Inc. (Japan)

2.67%, 7/25/2022	70,000	71,492

3.78%, 3/2/2025	69,000	75,491

Natwest Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (b)	200,000	201,230

PNC Financial Services Group, Inc. (The) 2.55%, 1/22/2030	99,000	103,977

Royal Bank of Canada (Canada) 4.65%, 1/27/2026	45,000	51,407

Santander UK Group Holdings plc (United Kingdom) (SOFR + 0.99%), 1.67%, 6/14/2027 (b)	200,000	200,664

Societe Generale SA (France)

4.25%, 4/14/2025 (a)	200,000	217,220

4.75%, 11/24/2025 (a)	200,000	222,702

4.00%, 1/12/2027 (a)	200,000	221,158

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Corporate Bonds — continued

Banks — continued

Standard Chartered plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 0.99%, 1/12/2025 (a) (b)	200,000	199,614

Sumitomo Mitsui Financial Group, Inc. (Japan) 3.75%, 7/19/2023	53,000	56,275

Sumitomo Mitsui Trust Bank Ltd. (Japan) 1.05%, 9/12/2025 (a)	60,000	59,761

Toronto-Dominion Bank (The) (Canada)

3.25%, 3/11/2024	33,000	35,235

2.65%, 6/12/2024	81,000	85,624

Truist Bank 4.05%, 11/3/2025	60,000	67,282

Truist Financial Corp. 2.85%, 10/26/2024	114,000	121,764

UniCredit SpA (Italy)

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (b)	200,000	200,174

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (a) (b)	200,000	203,846

US Bancorp 3.00%, 7/30/2029	97,000	105,654

Wells Fargo & Co.

3.55%, 9/29/2025	77,000	84,467

(ICE LIBOR USD 3 Month + 0.75%), 2.16%, 2/11/2026 (b)	163,000	169,195

Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (b) (c) (d)	120,000	124,756

3.00%, 10/23/2026	285,000	308,138

(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028 (b)	501,000	555,790

4.15%, 1/24/2029	70,000	80,596

(SOFR + 2.53%), 3.07%, 4/30/2041 (b)	30,000	31,445

4.90%, 11/17/2045	25,000	32,428

4.75%, 12/7/2046	45,000	57,303

Westpac Banking Corp. (Australia) 2.85%, 5/13/2026	25,000	27,100

		10,882,956

Beverages — 0.7%

Anheuser-Busch Cos. LLC (Belgium)

4.70%, 2/1/2036	105,000	129,443

4.90%, 2/1/2046	65,000	82,936

Anheuser-Busch InBev Worldwide, Inc. (Belgium)

4.00%, 4/13/2028	200,000	227,641

4.75%, 1/23/2029	205,000	243,726

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Beverages — continued

4.38%, 4/15/2038	45,000	53,701

4.44%, 10/6/2048	40,000	48,310

4.60%, 6/1/2060	60,000	74,787

Coca-Cola Femsa SAB de CV (Mexico) 2.75%, 1/22/2030	150,000	156,503

Constellation Brands, Inc. 4.65%, 11/15/2028	35,000	41,228

Keurig Dr Pepper, Inc.

3.40%, 11/15/2025	38,000	41,427

4.60%, 5/25/2028	50,000	58,676

3.80%, 5/1/2050	20,000	22,749

PepsiCo, Inc. 4.25%, 10/22/2044	72,000	90,290

		1,271,417

Biotechnology — 0.7%

AbbVie, Inc.

2.95%, 11/21/2026	73,000	78,675

3.20%, 11/21/2029	76,000	83,070

4.05%, 11/21/2039	184,000	216,194

4.63%, 10/1/2042	75,000	92,851

Amgen, Inc.

2.20%, 2/21/2027	14,000	14,591

3.15%, 2/21/2040	27,000	28,526

3.00%, 1/15/2052	45,000	45,043

Biogen, Inc.

2.25%, 5/1/2030	91,000	92,397

3.15%, 5/1/2050	7,000	6,918

Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	50,000	48,750

Gilead Sciences, Inc.

2.95%, 3/1/2027	195,000	210,646

1.65%, 10/1/2030	63,000	61,456

2.60%, 10/1/2040	50,000	48,745

2.80%, 10/1/2050	50,000	48,573

Regeneron Pharmaceuticals, Inc. 2.80%, 9/15/2050	100,000	94,635

		1,171,070

Building Products — 0.1%

Griffon Corp. 5.75%, 3/1/2028	55,000	58,365

Standard Industries, Inc.

5.00%, 2/15/2027 (a)	20,000	20,675

4.75%, 1/15/2028 (a)	100,000	103,828

Summit Materials LLC 5.13%, 6/1/2025 (a)	25,000	25,350

		208,218

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	49

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Corporate Bonds — continued

Capital Markets — 3.0%

Ameriprise Financial, Inc. 4.00%, 10/15/2023	47,000	50,497

Bank of New York Mellon Corp. (The)

3.50%, 4/28/2023	42,000	44,204

2.10%, 10/24/2024	30,000	31,407

Charles Schwab Corp. (The)

0.90%, 3/11/2026	30,000	29,906

Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.00%, 6/1/2026 (b) (c) (d)	86,000	90,515

Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (b) (c) (d)	140,000	145,600

Credit Suisse Group AG (Switzerland) (SOFR + 3.73%), 4.19%, 4/1/2031 (a) (b)	250,000	283,216

Credit Suisse USA, Inc. (Switzerland) 7.13%, 7/15/2032	53,000	76,798

Goldman Sachs Group, Inc. (The)

3.50%, 4/1/2025	280,000	303,156

(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (b)	201,000	215,207

Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (b) (c) (d)	30,000	30,615

3.50%, 11/16/2026	211,000	229,697

3.85%, 1/26/2027	135,000	149,255

(SOFR + 0.80%), 1.43%, 3/9/2027 (b)	385,000	386,455

(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (b)	220,000	244,365

(SOFR + 1.28%), 2.62%, 4/22/2032 (b)	160,000	165,140

(SOFR + 1.25%), 2.38%, 7/21/2032 (b)	170,000	171,865

(SOFR + 1.51%), 3.21%, 4/22/2042 (b)	60,000	63,414

Morgan Stanley

(SOFR + 1.15%), 2.72%, 7/22/2025 (b)	180,000	189,246

3.88%, 1/27/2026	170,000	189,546

3.13%, 7/27/2026	130,000	141,067

3.63%, 1/20/2027	190,000	211,381

(SOFR + 0.88%), 1.59%, 5/4/2027 (b)	210,000	211,975

(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (b)	330,000	366,635

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Capital Markets — continued

(ICE LIBOR USD 3 Month + 1.63%), 4.43%, 1/23/2030 (b)	123,000	143,385

(SOFR + 1.14%), 2.70%, 1/22/2031 (b)	70,000	73,296

(SOFR + 1.18%), 2.24%, 7/21/2032 (b)	80,000	80,211

(SOFR + 1.49%), 3.22%, 4/22/2042 (b)	135,000	144,723

MSCI, Inc. 4.00%, 11/15/2029 (a)	80,000	85,600

Northern Trust Corp. 3.95%, 10/30/2025	60,000	67,604

S&P Global, Inc. 3.25%, 12/1/2049	73,000	79,843

TD Ameritrade Holding Corp. 2.75%, 10/1/2029	46,000	49,058

UBS Group AG (Switzerland)

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.49%, 8/10/2027 (a) (b)	200,000	199,757

(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (a) (b)	200,000	216,196

		5,160,835

Chemicals — 0.6%

CF Industries, Inc. 4.95%, 6/1/2043	30,000	37,008

Chemours Co. (The) 5.75%, 11/15/2028 (a)	80,000	84,800

CVR Partners LP 9.25%, 6/15/2023 (a)	2,000	2,002

Ecolab, Inc. 3.25%, 12/1/2027	52,000	57,485

Element Solutions, Inc. 3.88%, 9/1/2028 (a)	60,000	61,200

International Flavors & Fragrances, Inc.

1.83%, 10/15/2027 (a)	36,000	36,273

3.27%, 11/15/2040 (a)	25,000	26,446

3.47%, 12/1/2050 (a)	13,000	14,135

LYB International Finance III LLC

3.38%, 5/1/2030	100,000	110,117

3.63%, 4/1/2051	45,000	48,862

NOVA Chemicals Corp. (Canada) 5.25%, 6/1/2027 (a)	95,000	101,501

Nutrien Ltd. (Canada) 2.95%, 5/13/2030	20,000	21,332

Olin Corp. 5.13%, 9/15/2027	13,000	13,504

Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	375,000	391,875

Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	10,000	10,200

		1,016,740

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Corporate Bonds — continued

Commercial Services & Supplies — 0.9%

ACCO Brands Corp. 4.25%, 3/15/2029 (a)	365,000	366,770

ADT Security Corp. (The)

4.13%, 6/15/2023	26,000	27,332

4.88%, 7/15/2032 (a)	20,000	20,299

Brink’s Co. (The) 4.63%, 10/15/2027 (a)	25,000	26,258

GFL Environmental, Inc. (Canada)

3.75%, 8/1/2025 (a)	105,000	108,150

3.50%, 9/1/2028 (a)	35,000	34,922

Madison IAQ LLC 4.13%, 6/30/2028 (a)	505,000	507,772

Nielsen Finance LLC 5.63%, 10/1/2028 (a)	80,000	84,100

Prime Security Services Borrower LLC 5.75%, 4/15/2026 (a)	67,000	72,483

Republic Services, Inc. 1.45%, 2/15/2031	30,000	28,576

Stericycle, Inc. 3.88%, 1/15/2029 (a)	245,000	249,339

		1,526,001

Communications Equipment — 0.2%

CommScope, Inc. 6.00%, 3/1/2026 (a)	172,000	180,462

Nokia OYJ (Finland) 4.38%, 6/12/2027	13,000	14,423

Plantronics, Inc. 4.75%, 3/1/2029 (a)	70,000	67,015

		261,900

Construction & Engineering — 0.2%

AECOM 5.13%, 3/15/2027	18,000	20,106

Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	70,000	71,925

MasTec, Inc. 4.50%, 8/15/2028 (a)	75,000	78,937

Weekley Homes LLC 4.88%, 9/15/2028 (a)	95,000	98,444

		269,412

Consumer Finance — 0.9%

Ally Financial, Inc.

5.75%, 11/20/2025	64,000	73,321

8.00%, 11/1/2031	37,000	54,240

Avolon Holdings Funding Ltd. (Ireland)

5.25%, 5/15/2024 (a)	80,000	87,715

2.88%, 2/15/2025 (a)	28,000	28,874

5.50%, 1/15/2026 (a)	60,000	67,870

2.13%, 2/21/2026 (a)	75,000	74,837

4.25%, 4/15/2026 (a)	25,000	27,107

2.53%, 11/18/2027 (a)	157,000	155,862

Capital One Financial Corp.

3.20%, 1/30/2023	79,000	81,957

Series M, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 3.95%, 9/1/2026 (b) (c) (d)	40,000	41,450

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Consumer Finance — continued

Ford Motor Credit Co. LLC

4.39%, 1/8/2026	200,000	214,500

3.63%, 6/17/2031	200,000	206,000

General Motors Financial Co., Inc.

3.60%, 6/21/2030	60,000	65,140

2.70%, 6/10/2031	25,000	25,412

John Deere Capital Corp. 2.65%, 6/10/2026	119,000	128,239

Navient Corp.

6.13%, 3/25/2024	50,000	54,188

5.88%, 10/25/2024	20,000	21,794

OneMain Finance Corp.

7.13%, 3/15/2026	59,000	68,956

6.63%, 1/15/2028	95,000	109,652

Park Aerospace Holdings Ltd. (Ireland)

4.50%, 3/15/2023 (a)	5,000	5,247

5.50%, 2/15/2024 (a)	8,000	8,778

		1,601,139

Containers & Packaging — 0.5%

Ardagh Packaging Finance plc 5.25%, 4/30/2025 (a)	200,000	209,250

Ball Corp. 5.25%, 7/1/2025	20,000	22,600

Berry Global, Inc. 4.88%, 7/15/2026 (a)	55,000	58,000

Crown Americas LLC 4.25%, 9/30/2026	13,000	14,007

Greif, Inc. 6.50%, 3/1/2027 (a)	63,000	66,163

LABL, Inc. 6.75%, 7/15/2026 (a)	50,000	52,500

Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024 (a)	110,000	110,825

Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	80,000	86,286

Reynolds Group Issuer, Inc. 4.00%, 10/15/2027 (a)	75,000	74,971

Sealed Air Corp.

5.50%, 9/15/2025 (a)	12,000	13,463

4.00%, 12/1/2027 (a)	60,000	64,350

WRKCo, Inc. 4.65%, 3/15/2026	30,000	34,189

		806,604

Distributors — 0.0%(e)

Wolverine Escrow LLC 9.00%, 11/15/2026 (a)	20,000	19,200

Diversified Consumer Services — 0.1%

Service Corp. International 5.13%, 6/1/2029	105,000	114,497

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	51

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Corporate Bonds — continued

Diversified Financial Services — 0.5%

AIG Global Funding 1.90%, 10/6/2021 (a)	33,000	33,053

EDP Finance BV (Portugal) 1.71%, 1/24/2028 (a)	250,000	247,970

GE Capital Funding LLC 4.05%, 5/15/2027	200,000	226,383

ORIX Corp. (Japan) 4.05%, 1/16/2024	62,000	66,883

Sabre GLBL, Inc. 9.25%, 4/15/2025 (a)	50,000	57,625

Shell International Finance BV (Netherlands)

3.63%, 8/21/2042	50,000	56,387

3.75%, 9/12/2046	41,000	47,306

3.13%, 11/7/2049	25,000	26,391

		761,998

Diversified Telecommunication Services — 1.9%

AT&T, Inc.

3.50%, 6/1/2041	20,000	21,074

3.10%, 2/1/2043	70,000	69,344

Bell Canada (The) (Canada) Series US-6, 3.20%, 2/15/2052	10,000	10,339

CCO Holdings LLC

5.75%, 2/15/2026 (a)	58,000	59,668

5.13%, 5/1/2027 (a)	25,000	26,120

5.00%, 2/1/2028 (a)	395,000	413,802

5.38%, 6/1/2029 (a)	100,000	109,250

4.75%, 3/1/2030 (a)	190,000	201,035

4.50%, 8/15/2030 (a)	199,000	207,927

Cincinnati Bell, Inc.

7.00%, 7/15/2024 (a)	20,000	20,375

8.00%, 10/15/2025 (a)	9,000	9,413

Embarq Corp. 8.00%, 6/1/2036	13,000	13,683

Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	65,000	69,484

Intelsat Jackson Holdings SA (Luxembourg)

8.00%, 2/15/2024 (a) (f) (g)	15,000	15,562

8.50%, 10/15/2024 (a) (g)	28,000	15,120

Level 3 Financing, Inc.

5.38%, 5/1/2025	20,000	20,460

5.25%, 3/15/2026	54,000	55,674

Lumen Technologies, Inc.

Series T, 5.80%, 3/15/2022	12,000	12,270

5.63%, 4/1/2025	17,000	18,398

5.13%, 12/15/2026 (a)	60,000	62,040

4.00%, 2/15/2027 (a)	265,000	271,956

Series G, 6.88%, 1/15/2028	3,000	3,372

Qwest Corp. 6.75%, 12/1/2021	25,000	25,368

Sprint Capital Corp. 8.75%, 3/15/2032	175,000	267,998

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Diversified Telecommunication Services — continued

Switch Ltd. 3.75%, 9/15/2028 (a)	45,000	45,783

Telecom Italia Capital SA (Italy) 6.00%, 9/30/2034	24,000	27,293

Verizon Communications, Inc.

2.10%, 3/22/2028	45,000	46,193

4.02%, 12/3/2029	54,000	62,116

1.68%, 10/30/2030	95,000	91,740

2.55%, 3/21/2031	105,000	108,459

2.65%, 11/20/2040	145,000	140,685

3.40%, 3/22/2041	190,000	203,564

3.85%, 11/1/2042	125,000	142,817

2.88%, 11/20/2050	75,000	72,253

4.67%, 3/15/2055	49,000	63,905

3.70%, 3/22/2061	30,000	32,985

Virgin Media Secured Finance plc (United Kingdom)

5.50%, 5/15/2029 (a)	200,000	214,250

		3,251,775

Electric Utilities — 1.8%

Alabama Power Co. 3.13%, 7/15/2051	20,000	21,126

Baltimore Gas and Electric Co. 2.90%, 6/15/2050	50,000	50,845

Connecticut Light and Power Co. (The) 4.00%, 4/1/2048	46,000	56,045

Duke Energy Carolinas LLC 3.20%, 8/15/2049	34,000	36,292

Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	55,000	58,730

Duquesne Light Holdings, Inc. 2.53%, 10/1/2030 (a)	48,000	47,753

Edison International 5.75%, 6/15/2027	75,000	85,725

Emera US Finance LP (Canada)

2.64%, 6/15/2031 (a)	150,000	152,699

4.75%, 6/15/2046	50,000	59,468

Enel Finance International NV (Italy) 2.25%, 7/12/2031 (a)	200,000	199,255

Entergy Arkansas LLC

4.00%, 6/1/2028	13,000	14,874

2.65%, 6/15/2051	14,000	13,518

Entergy Louisiana LLC

2.40%, 10/1/2026	69,000	72,583

1.60%, 12/15/2030	10,000	9,723

Entergy Mississippi LLC 3.50%, 6/1/2051	20,000	22,595

Indiana Michigan Power Co. Series K, 4.55%, 3/15/2046	50,000	64,001

ITC Holdings Corp. 2.95%, 5/14/2030 (a)	185,000	196,698

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Corporate Bonds — continued

Electric Utilities — continued

Kentucky Utilities Co. 5.13%, 11/1/2040	74,000	97,479

MidAmerican Energy Co. 3.65%, 4/15/2029	46,000	52,229

Monongahela Power Co. 4.10%, 4/15/2024 (a)	100,000	107,394

NRG Energy, Inc.

6.63%, 1/15/2027	53,000	54,972

5.75%, 1/15/2028	65,000	69,469

OGE Energy Corp. 0.70%, 5/26/2023	15,000	15,009

Ohio Power Co. Series P, 2.60%, 4/1/2030	50,000	52,915

Oklahoma Gas and Electric Co. 0.55%, 5/26/2023	5,000	5,002

Oncor Electric Delivery Co. LLC 3.10%, 9/15/2049	50,000	53,477

Pacific Gas and Electric Co.

(ICE LIBOR USD 3 Month + 1.38%), 1.50%, 11/15/2021 (b)	30,000	30,019

1.37%, 3/10/2023	50,000	49,851

3.45%, 7/1/2025	17,000	17,618

2.95%, 3/1/2026	10,000	10,152

3.30%, 3/15/2027	120,000	123,606

4.65%, 8/1/2028	100,000	108,331

4.20%, 6/1/2041	30,000	29,350

4.25%, 3/15/2046	78,000	75,654

PG&E Corp.

5.00%, 7/1/2028	40,000	39,700

5.25%, 7/1/2030	15,000	14,775

Public Service Electric and Gas Co. 3.00%, 5/15/2027	50,000	54,425

Southern California Edison Co.

Series C, 3.60%, 2/1/2045	35,000	35,379

Series C, 4.13%, 3/1/2048	88,000	95,156

Series 20A, 2.95%, 2/1/2051	80,000	73,005

Southwestern Electric Power Co. Series N, 1.65%, 3/15/2026	45,000	45,691

Southwestern Public Service Co.

3.30%, 6/15/2024	29,000	30,765

4.50%, 8/15/2041	74,000	92,210

Tucson Electric Power Co. 4.85%, 12/1/2048	72,000	95,051

Vistra Operations Co. LLC

5.50%, 9/1/2026 (a)	65,000	66,856

5.00%, 7/31/2027 (a)	55,000	57,068

4.30%, 7/15/2029 (a)	90,000	97,222

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Electric Utilities — continued

Wisconsin Public Service Corp. 4.75%, 11/1/2044	69,000	90,497

		3,002,257

Electrical Equipment — 0.1%

Eaton Corp. 4.00%, 11/2/2032	50,000	58,824

EnerSys

5.00%, 4/30/2023 (a)	26,000	27,040

4.38%, 12/15/2027 (a)	65,000	68,250

Sensata Technologies BV 5.00%, 10/1/2025 (a)	40,000	44,715

		198,829

Electronic Equipment, Instruments & Components — 0.1%

CDW LLC 4.25%, 4/1/2028	85,000	89,038

Sensata Technologies, Inc. 4.38%, 2/15/2030 (a)	40,000	42,900

		131,938

Energy Equipment & Services — 0.3%

Baker Hughes a GE Co. LLC

4.49%, 5/1/2030	66,000	78,043

4.08%, 12/15/2047	30,000	34,417

Nabors Industries, Inc. 5.75%, 2/1/2025	15,000	12,656

Oceaneering International, Inc. 4.65%, 11/15/2024	60,000	61,127

Schlumberger Finance Canada Ltd. 1.40%, 9/17/2025	110,000	111,714

Schlumberger Holdings Corp. 3.90%, 5/17/2028 (a)	103,000	115,141

Transocean Pontus Ltd. 6.13%, 8/1/2025 (a)	14,740	14,593

		427,691

Entertainment — 0.5%

Activision Blizzard, Inc. 2.50%, 9/15/2050	209,000	186,609

Cinemark USA, Inc. 5.25%, 7/15/2028 (a)	40,000	38,000

Live Nation Entertainment, Inc.

5.63%, 3/15/2026 (a)	2,000	2,084

6.50%, 5/15/2027 (a)	10,000	11,025

4.75%, 10/15/2027 (a)	40,000	40,640

Netflix, Inc.

4.88%, 4/15/2028	155,000	181,157

5.88%, 11/15/2028	35,000	43,400

5.38%, 11/15/2029 (a)	40,000	49,193

4.88%, 6/15/2030 (a)	55,000	65,826

Walt Disney Co. (The)

2.00%, 9/1/2029	50,000	50,974

3.80%, 3/22/2030	90,000	103,757

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	53

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Corporate Bonds — continued

Entertainment — continued

WMGAcquisition Corp. 3.88%, 7/15/2030 (a)	100,000	105,377

		878,042

Equity Real Estate Investment Trusts (REITs) — 0.9%

Alexandria Real Estate Equities, Inc. 1.88%, 2/1/2033	53,000	50,879

American Tower Corp.

2.10%, 6/15/2030	205,000	202,726

2.95%, 1/15/2051	25,000	24,225

AvalonBay Communities, Inc. 3.35%, 5/15/2027	32,000	35,420

Camden Property Trust 3.15%, 7/1/2029	30,000	32,836

Corporate Office Properties LP 2.25%, 3/15/2026	94,000	96,950

Crown Castle International Corp. 2.90%, 4/1/2041	68,000	66,788

Duke Realty LP 1.75%, 7/1/2030	49,000	47,770

ERP Operating LP 3.25%, 8/1/2027	31,000	34,052

GLP Capital LP 4.00%, 1/15/2030	10,000	10,799

Healthcare Trust of America Holdings LP

3.75%, 7/1/2027	36,000	40,142

Healthpeak Properties, Inc. 3.00%, 1/15/2030	37,000	39,608

Iron Mountain, Inc. 4.88%, 9/15/2027 (a)	80,000	83,300

Life Storage LP 2.20%, 10/15/2030	88,000	88,156

MGM Growth Properties Operating Partnership LP

5.63%, 5/1/2024	67,000	73,030

4.50%, 9/1/2026	95,000	103,482

National Retail Properties, Inc. 3.60%, 12/15/2026	39,000	42,726

Office Properties Income Trust 4.50%, 2/1/2025	88,000	95,148

Realty Income Corp.

4.13%, 10/15/2026	44,000	49,912

3.25%, 1/15/2031	9,000	9,940

RHP Hotel Properties LP 4.75%, 10/15/2027	75,000	78,138

SBA Communications Corp. 3.13%, 2/1/2029 (a)	75,000	73,687

Simon Property Group LP 3.25%, 9/13/2049	31,000	31,854

VICI Properties LP

3.50%, 2/15/2025 (a)	90,000	92,250

4.25%, 12/1/2026 (a)	30,000	31,512

4.63%, 12/1/2029 (a)	20,000	21,750

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Equity Real Estate Investment Trusts (REITs) — continued

WP Carey, Inc. 2.25%, 4/1/2033	45,000	43,976

		1,601,056

Food & Staples Retailing — 0.5%

7-Eleven, Inc.

0.95%, 2/10/2026 (a)	15,000	14,797

1.30%, 2/10/2028 (a)	12,000	11,659

2.50%, 2/10/2041 (a)	14,000	13,151

Albertsons Cos., Inc.

5.75%, 3/15/2025	10,000	10,212

4.63%, 1/15/2027 (a)	285,000	301,744

4.88%, 2/15/2030 (a)	20,000	21,825

Alimentation Couche-Tard, Inc. (Canada)

3.44%, 5/13/2041 (a)	5,000	5,253

3.63%, 5/13/2051 (a)	10,000	10,660

Kroger Co. (The) 3.88%, 10/15/2046	40,000	44,894

Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	36,000	37,485

Rite Aid Corp. 8.00%, 11/15/2026 (a)	120,000	123,738

Sysco Corp.

2.40%, 2/15/2030	45,000	46,352

5.95%, 4/1/2030	60,000	77,333

3.30%, 2/15/2050	110,000	115,355

		834,458

Food Products — 0.3%

Campbell Soup Co. 4.15%, 3/15/2028	20,000	22,782

Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	50,000	52,221

JBS USA LUX SA 6.50%, 4/15/2029 (a)	80,000	90,600

Kraft Heinz Foods Co. 3.00%, 6/1/2026	24,000	25,450

Lamb Weston Holdings, Inc. 4.88%, 11/1/2026 (a)	65,000	66,861

Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	64,000	71,801

Post Holdings, Inc.

5.75%, 3/1/2027 (a)	75,000	78,503

5.50%, 12/15/2029 (a)	25,000	26,781

4.63%, 4/15/2030 (a)	30,000	30,632

Tyson Foods, Inc. 4.35%, 3/1/2029	59,000	68,972

		534,603

Gas Utilities — 0.1%

AmeriGas Partners LP

5.50%, 5/20/2025	23,000	25,271

5.88%, 8/20/2026	10,000	11,250

Atmos Energy Corp. 5.50%, 6/15/2041	52,000	70,908

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Corporate Bonds — continued

Gas Utilities — continued

Boston Gas Co. 3.00%, 8/1/2029 (a)	37,000	39,061

Southern California Gas Co. Series XX, 2.55%, 2/1/2030	33,000	34,457

		180,947

Health Care Equipment & Supplies — 0.3%

Abbott Laboratories 1.15%, 1/30/2028	20,000	19,711

Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	110,000	116,314

Becton Dickinson and Co.

3.70%, 6/6/2027	125,000	139,423

3.79%, 5/20/2050	65,000	73,662

Hologic, Inc. 3.25%, 2/15/2029 (a)	30,000	30,741

Teleflex, Inc. 4.63%, 11/15/2027	20,000	20,950

Zimmer Biomet Holdings, Inc. 3.55%, 3/20/2030	20,000	22,124

		422,925

Health Care Providers & Services — 2.1%

Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (a)	75,000	79,125

Centene Corp. 4.63%, 12/15/2029	280,000	307,129

Cigna Corp. 4.38%, 10/15/2028	200,000	233,371

CommonSpirit Health

1.55%, 10/1/2025	13,000	13,170

2.78%, 10/1/2030	13,000	13,598

3.91%, 10/1/2050	15,000	16,808

Community Health Systems, Inc. 5.63%, 3/15/2027 (a)	120,000	126,600

CVS Health Corp.

2.88%, 6/1/2026	10,000	10,729

4.30%, 3/25/2028	22,000	25,331

1.88%, 2/28/2031	75,000	73,466

4.78%, 3/25/2038	50,000	62,224

2.70%, 8/21/2040	50,000	49,099

DaVita, Inc. 4.63%, 6/1/2030 (a)	125,000	130,645

Encompass Health Corp.

4.50%, 2/1/2028	85,000	89,037

4.75%, 2/1/2030	40,000	42,650

Envision Healthcare Corp. 8.75%, 10/15/2026 (a)	20,000	16,900

Hackensack Meridian Health, Inc. Series 2020, 2.68%, 9/1/2041	50,000	50,227

HCA, Inc.

5.25%, 6/15/2026	60,000	69,334

5.38%, 9/1/2026	155,000	178,800

4.50%, 2/15/2027	210,000	237,987

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Health Care Providers & Services — continued

5.63%, 9/1/2028	420,000	500,850

5.88%, 2/1/2029	25,000	30,313

3.50%, 9/1/2030	25,000	26,826

3.50%, 7/15/2051	105,000	107,224

MidMichigan Health Series 2020, 3.41%, 6/1/2050	10,000	11,171

MultiCare Health System 2.80%, 8/15/2050	10,000	10,207

New York and Presbyterian Hospital (The)

2.61%, 8/1/2060	5,000	4,818

Northwell Healthcare, Inc. 4.26%, 11/1/2047	110,000	132,943

Quest Diagnostics, Inc. 2.95%, 6/30/2030	15,000	16,051

Tenet Healthcare Corp.

4.63%, 9/1/2024 (a)	140,000	143,325

4.88%, 1/1/2026 (a)	125,000	129,662

5.13%, 11/1/2027 (a)	10,000	10,525

UnitedHealth Group, Inc.

3.38%, 4/15/2027	91,000	100,959

3.05%, 5/15/2041	90,000	95,468

4.63%, 11/15/2041	132,000	168,736

3.25%, 5/15/2051	105,000	115,032

Universal Health Services, Inc. 2.65%, 10/15/2030 (a)	75,000	76,417

		3,506,757

Hotels, Restaurants & Leisure — 0.6%

1011778 BC ULC (Canada)

5.75%, 4/15/2025 (a)	50,000	52,687

3.88%, 1/15/2028 (a)	17,000	17,213

Boyne USA, Inc. 4.75%, 5/15/2029 (a)	85,000	87,763

Caesars Resort Collection LLC 5.75%, 7/1/2025 (a)	75,000	78,806

Carnival Corp. 9.88%, 8/1/2027 (a)	70,000	80,675

Cedar Fair LP 5.38%, 4/15/2027	50,000	51,250

Downstream Development Authority of the Quapaw Tribe of Oklahoma

10.50%, 2/15/2023 (a)	14,000	14,613

Hilton Domestic Operating Co., Inc.

5.38%, 5/1/2025 (a)	25,000	26,228

4.88%, 1/15/2030	60,000	64,500

Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	20,000	20,760

Marriott Ownership Resorts, Inc. 6.50%, 9/15/2026	6,000	6,205

MGM Resorts International 5.50%, 4/15/2027	41,000	44,626

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	55

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Corporate Bonds — continued

Hotels, Restaurants & Leisure — continued

Royal Caribbean Cruises Ltd. 11.50%, 6/1/2025 (a)	10,000	11,512

Scientific Games International, Inc. 5.00%, 10/15/2025 (a)	26,000	26,742

Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	90,000	96,187

Starbucks Corp. 3.35%, 3/12/2050	5,000	5,348

Station Casinos LLC 5.00%, 10/1/2025 (a)	18,000	18,203

Travel + Leisure Co. 5.65%, 4/1/2024 (f)	25,000	26,934

Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	70,000	74,585

Wynn Las Vegas LLC 5.50%, 3/1/2025 (a)	75,000	79,500

Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	15,000	15,600

Yum! Brands, Inc. 7.75%, 4/1/2025 (a)	35,000	37,709

		937,646

Household Durables — 0.2%

Lennar Corp.

4.50%, 4/30/2024	6,000	6,519

4.75%, 11/29/2027	100,000	116,371

MDC Holdings, Inc.

3.85%, 1/15/2030	65,000	70,037

2.50%, 1/15/2031	76,000	74,354

Newell Brands, Inc.

4.70%, 4/1/2026 (f)	55,000	61,463

5.87%, 4/1/2036 (f)	50,000	62,625

Toll Brothers Finance Corp. 4.88%, 11/15/2025	13,000	14,641

		406,010

Household Products — 0.2%

Central Garden & Pet Co. 5.13%, 2/1/2028	145,000	153,831

Energizer Holdings, Inc. 4.38%, 3/31/2029 (a)	105,000	105,301

Kimberly-Clark Corp. 3.20%, 4/25/2029	39,000	43,473

Spectrum Brands, Inc.

5.75%, 7/15/2025	5,000	5,112

5.00%, 10/1/2029 (a)	95,000	99,750

		407,467

Independent Power and Renewable Electricity Producers — 0.1%

Calpine Corp.

5.25%, 6/1/2026 (a)	47,000	48,469

5.13%, 3/15/2028 (a)	55,000	55,962

Exelon Generation Co. LLC 3.25%, 6/1/2025	37,000	39,772

		144,203

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Industrial Conglomerates — 0.0% (e)

Roper Technologies, Inc. 1.75%, 2/15/2031	15,000	14,521

Insurance — 0.5%

Aflac, Inc. 3.25%, 3/17/2025	21,000	22,710

Allstate Corp. (The) 5.35%, 6/1/2033	23,000	30,034

Athene Global Funding

0.95%, 1/8/2024 (a)	30,000	30,179

1.45%, 1/8/2026 (a)	20,000	20,141

2.95%, 11/12/2026 (a)	44,000	47,162

Berkshire Hathaway Finance Corp.

4.25%, 1/15/2049	29,000	36,437

2.85%, 10/15/2050	60,000	60,456

F&G Global Funding 1.75%, 6/30/2026 (a)	10,000	10,167

Jackson National Life Global Funding 2.50%, 6/27/2022 (a)	47,000	47,861

Lincoln National Corp. 3.35%, 3/9/2025	30,000	32,473

Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	42,000	47,420

MetLife, Inc. 4.13%, 8/13/2042	79,000	95,617

New York Life Global Funding 3.00%, 1/10/2028 (a)	51,000	55,688

Pacific Life Insurance Co.

(ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (a) (b)	27,000	31,511

Principal Financial Group, Inc. 3.70%, 5/15/2029	45,000	50,818

Progressive Corp. (The) 4.35%, 4/25/2044	42,000	53,162

Prudential Financial, Inc.

3.88%, 3/27/2028	32,000	36,685

3.91%, 12/7/2047	20,000	23,702

Travelers Cos., Inc. (The) 5.35%, 11/1/2040	46,000	64,973

W R Berkley Corp. 3.55%, 3/30/2052	45,000	49,097

		846,293

Internet & Direct Marketing Retail — 0.2%

Amazon.com, Inc.

3.15%, 8/22/2027	201,000	222,448

3.10%, 5/12/2051	40,000	43,093

Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	13,000	14,105

		279,646

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Corporate Bonds — continued

IT Services — 0.2%

Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	90,000	91,125

Gartner, Inc. 3.75%, 10/1/2030 (a)	70,000	73,248

Global Payments, Inc. 2.90%, 5/15/2030	40,000	42,038

International Business Machines Corp. 5.60%, 11/30/2039	66,000	92,969

Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	75,000	77,625

		377,005

Leisure Products — 0.0%(e)

Mattel, Inc. 5.88%, 12/15/2027 (a)	65,000	70,931

Life Sciences Tools & Services — 0.1%

Thermo Fisher Scientific, Inc.

1.75%, 10/15/2028	20,000	20,181

2.60%, 10/1/2029	91,000	95,918

2.00%, 10/15/2031	30,000	29,952

		146,051

Machinery — 0.3%

Amsted Industries, Inc. 5.63%, 7/1/2027 (a)	65,000	68,087

Caterpillar, Inc. 4.30%, 5/15/2044	78,000	101,128

Otis Worldwide Corp. 2.06%, 4/5/2025	30,000	31,082

Parker-Hannifin Corp. 3.25%, 3/1/2027	92,000	100,178

TK Elevator US Newco, Inc. (Germany) 5.25%, 7/15/2027 (a)	200,000	211,314

		511,789

Media — 1.6%

AMC Networks, Inc. 5.00%, 4/1/2024	4,000	4,050

Charter Communications Operating LLC

3.50%, 6/1/2041	35,000	35,384

3.70%, 4/1/2051	40,000	40,265

3.90%, 6/1/2052	25,000	25,808

Clear Channel Worldwide Holdings, Inc. 5.13%, 8/15/2027 (a)	97,000	99,847

Comcast Corp.

4.25%, 10/15/2030	94,000	110,899

3.90%, 3/1/2038	95,000	110,631

3.25%, 11/1/2039	133,000	144,687

3.40%, 7/15/2046	15,000	16,355

4.00%, 3/1/2048	45,000	52,914

2.45%, 8/15/2052	105,000	96,750

2.94%, 11/1/2056 (a)	298,000	295,182

Cox Communications, Inc.

1.80%, 10/1/2030 (a)	65,000	62,827

2.95%, 10/1/2050 (a)	25,000	23,698

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Media — continued

CSC Holdings LLC 5.50%, 4/15/2027 (a)	200,000	209,226

Diamond Sports Group LLC 5.38%, 8/15/2026 (a)	35,000	23,226

Discovery Communications LLC

3.63%, 5/15/2030	50,000	54,775

4.00%, 9/15/2055	60,000	64,234

DISH DBS Corp.

5.88%, 11/15/2024	146,000	156,950

7.75%, 7/1/2026	115,000	131,727

iHeartCommunications, Inc.

6.38%, 5/1/2026	25,000	26,406

8.38%, 5/1/2027	25,000	26,558

5.25%, 8/15/2027 (a)	75,000	78,585

Lamar Media Corp.

3.75%, 2/15/2028	40,000	41,097

4.00%, 2/15/2030	35,000	36,138

Meredith Corp. 6.50%, 7/1/2025 (a)	85,000	91,587

Midcontinent Communications 5.38%, 8/15/2027 (a)	15,000	15,635

News Corp. 3.88%, 5/15/2029 (a)	55,000	56,554

Nexstar Media, Inc. 5.63%, 7/15/2027 (a)	40,000	42,468

Outfront Media Capital LLC

6.25%, 6/15/2025 (a)	25,000	26,552

5.00%, 8/15/2027 (a)	21,000	21,651

Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	70,000	70,368

Sinclair Television Group, Inc. 4.13%, 12/1/2030 (a)	65,000	63,538

Sirius XM Radio, Inc.

5.38%, 7/15/2026 (a)	30,000	30,806

5.00%, 8/1/2027 (a)	110,000	115,363

5.50%, 7/1/2029 (a)	65,000	71,175

TEGNA, Inc. 5.00%, 9/15/2029	25,000	26,466

ViacomCBS, Inc.

4.38%, 3/15/2043	30,000	35,075

5.85%, 9/1/2043	5,000	6,905

(ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057 (b)	18,000	18,225

Videotron Ltd. (Canada)

5.38%, 6/15/2024 (a)	37,000	40,746

5.13%, 4/15/2027 (a)	25,000	26,032

		2,727,365

Metals & Mining — 0.8%

Alcoa Nederland Holding BV 5.50%, 12/15/2027 (a)	200,000	215,250

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	57

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Corporate Bonds — continued

Metals & Mining — continued

Allegheny Technologies, Inc. 5.88%, 12/1/2027	60,000	62,925

Arconic Corp.

6.00%, 5/15/2025 (a)	40,000	42,342

6.13%, 2/15/2028 (a)	60,000	64,136

Cleveland-Cliffs, Inc. 6.75%, 3/15/2026 (a)	90,000	96,525

Commercial Metals Co. 4.88%, 5/15/2023	28,000	29,505

Freeport-McMoRan, Inc.

5.00%, 9/1/2027	45,000	47,362

5.40%, 11/14/2034	43,000	53,920

5.45%, 3/15/2043	150,000	191,802

Glencore Funding LLC (Australia)

1.63%, 9/1/2025 (a)	24,000	24,272

2.50%, 9/1/2030 (a)	37,000	36,922

2.85%, 4/27/2031 (a)	185,000	189,326

Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a)	85,000	88,188

Rio Tinto Finance USA Ltd. (Australia) 7.13%, 7/15/2028	59,000	79,562

Teck Resources Ltd. (Canada)

6.13%, 10/1/2035	20,000	25,803

5.40%, 2/1/2043	20,000	24,629

Vale Overseas Ltd. (Brazil)

3.75%, 7/8/2030	25,000	26,575

8.25%, 1/17/2034	45,000	66,861

		1,365,905

Multi-Utilities — 0.4%

Ameren Corp. 3.50%, 1/15/2031	211,000	233,353

Berkshire Hathaway Energy Co.

5.15%, 11/15/2043	94,000	124,401

2.85%, 5/15/2051	40,000	39,009

Consolidated Edison Co. of New York, Inc. Series A, 4.13%, 5/15/2049	41,000	48,527

Puget Sound Energy, Inc. 5.76%, 7/15/2040	90,000	124,422

San Diego Gas & Electric Co. 2.95%, 8/15/2051	30,000	30,098

		599,810

Oil, Gas & Consumable Fuels — 3.1%

Antero Midstream Partners LP 7.88%, 5/15/2026 (a)	80,000	88,100

Antero Resources Corp. 5.00%, 3/1/2025	85,000	86,700

Apache Corp. 3.25%, 4/15/2022	65,000	65,488

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Oil, Gas & Consumable Fuels — continued

BP Capital Markets America, Inc.

3.02%, 1/16/2027	106,000	114,695

3.94%, 9/21/2028	20,000	22,792

3.06%, 6/17/2041	130,000	133,696

3.00%, 2/24/2050	99,000	97,869

2.77%, 11/10/2050	55,000	52,296

2.94%, 6/4/2051	67,000	65,687

BP Capital Markets plc (United Kingdom)

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (b) (c) (d)	85,000	90,525

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (b) (c) (d)	155,000	170,861

Buckeye Partners LP

3.95%, 12/1/2026	10,000	10,315

4.13%, 12/1/2027	45,000	46,238

Cenovus Energy, Inc. (Canada) 5.38%, 7/15/2025	50,000	56,754

Cheniere Corpus Christi Holdings LLC

5.88%, 3/31/2025	65,000	73,846

5.13%, 6/30/2027	75,000	87,225

Cheniere Energy Partners LP

5.63%, 10/1/2026	55,000	56,920

4.50%, 10/1/2029	45,000	48,487

Chevron Corp.

2.00%, 5/11/2027	21,000	21,788

2.98%, 5/11/2040	21,000	21,964

Chevron USA, Inc. 2.34%, 8/12/2050	160,000	147,545

Cimarex Energy Co. 3.90%, 5/15/2027	30,000	33,129

CNX Resources Corp. 7.25%, 3/14/2027 (a)	50,000	53,000

Comstock Resources, Inc. 7.50%, 5/15/2025 (a)	97,000	100,395

Continental Resources, Inc. 5.75%, 1/15/2031 (a)	75,000	91,406

DCP Midstream Operating LP 5.38%, 7/15/2025	85,000	93,606

Diamondback Energy, Inc. 3.25%, 12/1/2026	18,000	19,285

DT Midstream, Inc. 4.13%, 6/15/2029 (a)	110,000	112,750

Enable Midstream Partners LP

4.40%, 3/15/2027	40,000	44,494

4.15%, 9/15/2029	209,000	228,912

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

Energy Transfer LP

4.25%, 3/15/2023	340,000	355,456

5.50%, 6/1/2027	36,000	42,495

5.80%, 6/15/2038	100,000	123,336

5.35%, 5/15/2045	45,000	53,394

EnLink Midstream Partners LP

4.40%, 4/1/2024	8,000	8,322

5.60%, 4/1/2044	9,000	8,550

Enterprise Products Operating LLC 2.80%, 1/31/2030	37,000	39,266

EQM Midstream Partners LP 4.00%, 8/1/2024	85,000	86,913

EQT Corp. 6.63%, 2/1/2025 (f)	80,000	91,698

Exxon Mobil Corp.

2.99%, 3/19/2025	18,000	19,260

3.00%, 8/16/2039	65,000	68,095

3.10%, 8/16/2049	75,000	77,941

Flex Intermediate Holdco LLC

3.36%, 6/30/2031 (a)	15,000	15,349

4.32%, 12/30/2039 (a)	20,000	20,829

Gray Oak Pipeline LLC

2.00%, 9/15/2023 (a)	44,000	44,847

2.60%, 10/15/2025 (a)	22,000	22,644

Hess Midstream Operations LP 5.63%, 2/15/2026 (a)	75,000	77,878

HollyFrontier Corp.

2.63%, 10/1/2023	10,000	10,317

5.88%, 4/1/2026	5,000	5,740

Marathon Oil Corp. 3.85%, 6/1/2025	25,000	27,441

MEG Energy Corp. (Canada)

6.50%, 1/15/2025 (a)	6,000	6,195

7.13%, 2/1/2027 (a)	5,000	5,261

NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	95,000	96,425

NGPL PipeCo LLC 3.25%, 7/15/2031 (a)	10,000	10,330

NuStar Logistics LP

5.75%, 10/1/2025	60,000	64,500

5.63%, 4/28/2027	20,000	21,270

Occidental Petroleum Corp. 6.63%, 9/1/2030	95,000	118,512

PBF Holding Co. LLC 6.00%, 2/15/2028	20,000	13,100

Pioneer Natural Resources Co. 1.13%, 1/15/2026	20,000	19,813

Range Resources Corp. 4.88%, 5/15/2025	45,000	46,575

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Oil, Gas & Consumable Fuels — continued

Sabine Pass Liquefaction LLC

5.88%, 6/30/2026	95,000	112,147

4.50%, 5/15/2030	69,000	79,927

Southwestern Energy Co.

7.50%, 4/1/2026	15,000	15,900

7.75%, 10/1/2027	55,000	59,606

Spectra Energy Partners LP 4.50%, 3/15/2045	15,000	17,729

Suncor Energy, Inc. (Canada) 6.80%, 5/15/2038	83,000	119,133

Sunoco LP 5.50%, 2/15/2026	22,000	22,603

Tallgrass Energy Partners LP

5.50%, 9/15/2024 (a)	8,000	8,127

6.00%, 12/31/2030 (a)	25,000	25,428

6.00%, 9/1/2031 (a)	40,000	40,050

Targa Resources Partners LP

5.88%, 4/15/2026	100,000	104,625

6.88%, 1/15/2029	165,000	185,493

TotalEnergies Capital International SA (France)

3.46%, 2/19/2029	135,000	150,961

3.46%, 7/12/2049	84,000	91,691

3.13%, 5/29/2050	30,000	31,053

TransCanada PipeLines Ltd. (Canada)

3.75%, 10/16/2023	90,000	95,296

5.10%, 3/15/2049	48,000	63,563

Valero Energy Corp. 2.15%, 9/15/2027	25,000	25,434

Western Midstream Operating LP 4.75%, 8/15/2028	30,000	33,009

Williams Cos., Inc. (The) 5.40%, 3/4/2044	50,000	63,699

		5,283,994

Personal Products — 0.1%

Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	70,000	74,113

Estee Lauder Cos., Inc. (The) 2.60%, 4/15/2030	83,000	88,325

		162,438

Pharmaceuticals — 0.8%

AstraZeneca plc (United Kingdom)

1.38%, 8/6/2030	60,000	57,719

2.13%, 8/6/2050	110,000	98,909

Bausch Health Americas, Inc.

9.25%, 4/1/2026 (a)	263,000	283,382

8.50%, 1/31/2027 (a)	8,000	8,604

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	59

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Corporate Bonds — continued

Pharmaceuticals — continued

Bausch Health Cos., Inc.

5.50%, 11/1/2025 (a)	55,000	56,259

5.75%, 8/15/2027 (a)	30,000	31,500

5.00%, 1/30/2028 (a)	30,000	28,612

5.00%, 2/15/2029 (a)	175,000	163,412

Bristol-Myers Squibb Co.

3.40%, 7/26/2029	40,000	44,986

1.45%, 11/13/2030	15,000	14,601

4.13%, 6/15/2039	164,000	199,594

2.35%, 11/13/2040	20,000	19,409

5.00%, 8/15/2045	33,000	45,439

Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	80,000	81,000

Pfizer, Inc. 3.60%, 9/15/2028	186,000	212,127

Royalty Pharma plc

1.20%, 9/2/2025	16,000	15,959

1.75%, 9/2/2027	15,000	15,037

Zoetis, Inc. 2.00%, 5/15/2030	25,000	25,042

		1,401,591

Real Estate Management & Development — 0.0% (e)

Kennedy-Wilson, Inc. 4.75%, 3/1/2029	75,000	77,573

Road & Rail — 0.4%

Avis Budget Car Rental LLC 5.25%, 3/15/2025 (a)	51,000	51,892

Burlington Northern Santa Fe LLC

3.55%, 2/15/2050	48,000	54,513

3.05%, 2/15/2051	55,000	57,950

Canadian National Railway Co. (Canada) 2.45%, 5/1/2050	75,000	69,440

CSX Corp.

3.25%, 6/1/2027	20,000	21,897

2.50%, 5/15/2051	120,000	110,784

Norfolk Southern Corp.

3.95%, 10/1/2042	20,000	23,469

3.05%, 5/15/2050	55,000	56,223

Penske Truck Leasing Co. LP 1.20%, 11/15/2025 (a)	46,000	45,760

Union Pacific Corp. 3.55%, 8/15/2039	130,000	146,597

XPO Logistics, Inc. 6.13%, 9/1/2023 (a)	40,000	40,000

		678,525

Semiconductors & Semiconductor Equipment — 0.2%

Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	7,000	7,539

Analog Devices, Inc. 3.50%, 12/5/2026	25,000	27,665

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Semiconductors & Semiconductor Equipment — continued

Broadcom Corp. 3.88%, 1/15/2027	30,000	33,105

Broadcom, Inc. 4.11%, 9/15/2028	40,000	44,837

Intel Corp. 3.05%, 8/12/2051	95,000	97,939

Microchip Technology, Inc. 0.97%, 2/15/2024 (a)	25,000	25,030

NXP BV (China) 3.25%, 5/11/2041 (a)	45,000	47,399

ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	75,000	78,803

Qorvo, Inc. 4.38%, 10/15/2029	50,000	55,437

		417,754

Software — 0.6%

Nuance Communications, Inc. 5.63%, 12/15/2026	83,000	86,136

Open Text Corp. (Canada) 5.88%, 6/1/2026 (a)	14,000	14,452

Oracle Corp.

2.65%, 7/15/2026	233,000	246,777

2.30%, 3/25/2028	15,000	15,500

2.88%, 3/25/2031	70,000	73,728

3.65%, 3/25/2041	15,000	16,030

3.95%, 3/25/2051	115,000	127,005

4.38%, 5/15/2055	55,000	64,774

SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	40,000	42,358

VMware, Inc. 4.65%, 5/15/2027	230,000	265,871

		952,631

Specialty Retail — 0.5%

Bath & Body Works, Inc.

5.63%, 10/15/2023	10,000	11,012

7.50%, 6/15/2029	65,000	75,481

6.88%, 11/1/2035	60,000	77,024

Gap, Inc. (The) 8.63%, 5/15/2025 (a)	60,000	65,463

Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	70,000	71,225

Home Depot, Inc. (The)

3.90%, 12/6/2028	112,000	130,018

4.25%, 4/1/2046	151,000	191,106

Lowe’s Cos., Inc. 1.70%, 10/15/2030	170,000	165,129

O’Reilly Automotive, Inc. 1.75%, 3/15/2031	23,000	22,311

Staples, Inc.

7.50%, 4/15/2026 (a)	35,000	35,437

10.75%, 4/15/2027 (a)	23,000	22,425

		866,631

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Corporate Bonds — continued

Technology Hardware, Storage & Peripherals — 0.4%

Apple, Inc.

2.20%, 9/11/2029	46,000	48,013

3.45%, 2/9/2045	65,000	73,300

4.38%, 5/13/2045	129,000	165,397

2.85%, 8/5/2061	85,000	84,851

Dell International LLC

4.90%, 10/1/2026	30,000	34,717

5.30%, 10/1/2029	25,000	30,436

EMCCorp. 3.38%, 6/1/2023	56,000	57,820

NCR Corp.

5.75%, 9/1/2027 (a)	50,000	52,875

6.13%, 9/1/2029 (a)	66,000	71,940

Western Digital Corp. 4.75%, 2/15/2026	71,000	79,343

Xerox Corp. 4.38%, 3/15/2023 (f)	13,000	13,614

		712,306

Textiles, Apparel & Luxury Goods — 0.0% (e)

Hanesbrands, Inc.

4.63%, 5/15/2024 (a)	13,000	13,796

4.88%, 5/15/2026 (a)	20,000	21,825

		35,621

Thrifts & Mortgage Finance — 0.3%

BPCE SA (France) (SOFR + 1.52%), 1.65%, 10/6/2026 (a) (b)	250,000	251,381

Ladder Capital Finance Holdings LLLP REIT, 5.25%, 10/1/2025 (a)	13,000	13,162

Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (a)	75,000	79,031

Quicken Loans LLC 3.63%, 3/1/2029 (a)	120,000	122,550

		466,124

Tobacco — 0.5%

Altria Group, Inc.

3.40%, 5/6/2030	162,000	173,625

2.45%, 2/4/2032	80,000	78,190

3.40%, 2/4/2041	15,000	14,419

3.88%, 9/16/2046	95,000	95,926

BAT Capital Corp. (United Kingdom)

3.56%, 8/15/2027	315,000	340,880

4.39%, 8/15/2037	100,000	108,726

Philip Morris International, Inc.

3.13%, 3/2/2028	49,000	53,062

4.38%, 11/15/2041	10,000	11,766

		876,594

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Trading Companies & Distributors — 0.8%

Air Lease Corp.

3.38%, 7/1/2025	92,000	98,493

1.88%, 8/17/2026	50,000	50,162

Aviation Capital Group LLC

4.13%, 8/1/2025 (a)	50,000	54,193

1.95%, 1/30/2026 (a)	50,000	50,274

Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	565,000	595,623

Imola Merger Corp. 4.75%, 5/15/2029 (a)	55,000	56,925

United Rentals North America, Inc. 5.25%, 1/15/2030	240,000	263,100

WESCO Distribution, Inc. 7.13%, 6/15/2025 (a)	105,000	112,947

		1,281,717

Transportation Infrastructure — 0.0% (e)

Transurban Finance Co. Pty. Ltd. (Australia)

2.45%, 3/16/2031 (a)	12,000	12,224

Wireless Telecommunication Services — 0.6%

Hughes Satellite Systems Corp. 6.63%, 8/1/2026	60,000	68,175

Sprint Corp.

7.88%, 9/15/2023	8,000	9,064

7.13%, 6/15/2024	30,000	34,500

7.63%, 3/1/2026	155,000	191,107

T-Mobile USA, Inc.

1.50%, 2/15/2026	110,000	110,723

4.75%, 2/1/2028	10,000	10,677

2.05%, 2/15/2028	80,000	81,448

3.88%, 4/15/2030	165,000	184,869

4.38%, 4/15/2040	75,000	87,377

3.30%, 2/15/2051	65,000	65,192

3.40%, 10/15/2052 (a)	95,000	96,410

Vodafone Group plc (United Kingdom)

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 3.25%, 6/4/2081 (b)	40,000	40,650

		980,192

Total Corporate Bonds (Cost $64,936,929)		66,461,356

Asset-Backed Securities — 19.3%

Affirm Asset Securitization Trust Series 2021-A, Class C, 1.66%, 8/15/2025 ‡ (a)	500,000	502,622

Ajax Mortgage Loan Trust Series 2021-B, Class A, 2.24%, 6/25/2066 ‡ (a) (f)	254,269	253,957

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	61

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Asset-Backed Securities — continued

American Credit Acceptance Receivables Trust Series 2020-2, Class C, 3.88%, 4/13/2026 (a)	280,000	292,917

American Homes 4 Rent

Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡ (a)	150,000	162,554

Series 2015-SFR1, Class F, 5.89%, 4/17/2052 ‡ (a)	400,000	433,972

American Homes 4 Rent Trust

Series 2014-SFR3, Class B, 4.20%, 12/17/2036 ‡ (a)	125,000	133,038

Series 2015-SFR2, Class A, 3.73%, 10/17/2052 ‡ (a)	92,501	99,183

AmeriCredit Automobile Receivables Trust Series 2017-2, Class D, 3.42%, 4/18/2023	250,000	252,276

AMSR Trust

Series 2020-SFR1, Class E, 3.22%, 4/17/2037 (a)	500,000	506,893

Series 2020-SFR2, Class E2, 4.28%, 7/17/2037 (a)	375,000	391,778

Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 ‡ (a)	350,000	352,261

Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 (a)	425,000	426,120

Aqua Finance Trust Series 2019-A, Class B, 3.47%, 7/16/2040 ‡ (a)	246,000	255,426

Avid Automobile Receivables Trust Series 2019-1, Class D, 4.03%, 7/15/2026 (a)	300,000	308,110

British Airways Pass-Through Trust (United Kingdom) Series 2013-1, Class A, 4.63%, 6/20/2024 (a)	169,098	179,027

Business Jet Securities LLC

Series 2021-1A, Class B, 2.92%, 4/15/2036 ‡ (a)	534,375	540,700

Series 2021-1A, Class C, 5.07%, 4/15/2036 ‡ (a)	353,729	356,886

CarNow Auto Receivables Trust Series 2021-1A, Class C, 2.16%, 2/17/2026 (a)	200,000	200,966

Carvana Auto Receivables Trust

Series 2020-N1A, Class B, 2.01%, 3/17/2025 (a)	500,000	504,242

Series 2019-4A, Class D, 3.07%, 7/15/2025 (a)	110,000	113,989

Cascade MH Asset Trust Series 2019-MH1, Class B, 5.00%, 11/25/2044 ‡ (a) (h)	401,843	396,976

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

CPSAuto Receivables Trust

Series 2017-C, Class D, 3.79%, 6/15/2023 (a)	23,888	24,017

Series 2020-B, Class C, 3.30%, 4/15/2026 (a)	400,000	408,774

Credit Acceptance Auto Loan Trust Series 2020-1A, Class C, 2.59%, 6/15/2029 (a)	750,000	772,042

Credit Suisse Mortgage Capital Certificates Series 2021-JR1, Class A1, 2.46%, 9/27/2066 (a) (h)	431,906	432,027

DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (a)	250,000	250,952

Delta Air Lines Pass-Through Trust Series 2019-1, Class AA, 3.20%, 4/25/2024	15,000	15,929

Diamond Resorts Owner Trust

Series 2021-1A, Class A, 1.51%, 11/21/2033 (a)	489,162	491,928

Series 2021-1A, Class D, 3.83%, 11/21/2033 ‡ (a)	429,090	436,987

Drive Auto Receivables Trust Series 2020-2, Class D, 3.05%, 5/15/2028	750,000	779,624

DT Auto Owner Trust Series 2020-2A, Class D, 4.73%, 3/16/2026 (a)	500,000	540,072

Exeter Automobile Receivables Trust

Series 2020-2A, Class C, 3.28%, 5/15/2025 (a)	250,000	257,052

Series 2020-2A, Class D, 4.73%, 4/15/2026 (a)	400,000	426,514

FHFTrust Series 2021-1A, Class A, 1.27%, 3/15/2027 (a)	458,461	458,432

Finance of America HECM Buyout

Series 2021-HB1, Class A, 0.88%, 2/25/2031 ‡ (a) (h)	398,261	398,252

Series 2021-HB1, Class M2, 2.08%, 2/25/2031 ‡ (a) (h)	150,000	150,062

First Investors Auto Owner Trust Series 2017-1A, Class D, 3.60%, 4/17/2023 (a)	70,428	70,513

FirstKey Homes Trust Series 2020-SFR1, Class F1, 3.64%, 8/17/2037 ‡ (a)	500,000	513,215

Flagship Credit Auto Trust Series 2020-4, Class D, 2.18%, 2/16/2027 (a)	280,000	286,497

FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	1,095,556	1,197,444

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Asset-Backed Securities — continued

Foundation Finance Trust

Series 2020-1A, Class B, 4.62%, 7/16/2040 ‡ (a)	300,000	326,121

Series 2020-1A, Class C, 5.75%, 7/16/2040 ‡ (a)	150,000	164,579

Series 2021-1A, Class C, 2.99%, 5/15/2041 ‡ (a)	536,000	540,110

FREED ABS Trust Series 2021-2, Class C, 1.94%, 6/19/2028 ‡ (a)	200,000	200,253

Genesis Private Label Amortizing Trust Series 2020-1, Class B, 2.83%, 7/20/2030 (a)	220,000	220,285

Genesis Sales Finance Master Trust Series 2020-AA, Class C, 2.99%, 9/22/2025 (a)	300,000	302,152

GLS Auto Receivables Trust Series 2018-3A, Class B, 3.78%, 8/15/2023 (a)	35,376	35,541

Hilton Grand Vacations Trust Series 2020-AA, Class C, 6.42%, 2/25/2039 ‡ (a)	346,649	379,671

HIN Timeshare Trust Series 2020-A, Class D, 5.50%, 10/9/2039 ‡ (a)	147,625	153,827

Lendmark Funding Trust

Series 2018-2A, Class A, 4.23%, 4/20/2027 (a)	118,000	118,577

Series 2019-2A, Class C, 3.72%, 4/20/2028 ‡ (a)	100,000	102,310

Series 2019-2A, Class D, 5.24%, 4/20/2028 (a)	700,000	724,862

LL ABS Trust Series 2020-1A, Class B, 3.79%, 1/17/2028 ‡ (a)	350,000	359,001

LP LMS Asset Securitization Trust 6.17%, 10/15/2028	550,000	551,633

Mariner Finance Issuance Trust Series 2021-AA, Class D, 3.83%, 3/20/2036 ‡ (a)	351,000	363,590

Mercury Financial Credit Card Master Trust

Series 2021-1A, Class A, 1.54%, 3/20/2026 (a)	600,000	602,155

Series 2021-1A, Class B, 2.33%, 3/20/2026 (a)	200,000	198,735

MVW LLC

Series 2020-1A, Class C, 4.21%, 10/20/2037 ‡ (a)	247,379	262,163

Series 2019-2A, Class B, 2.44%, 10/20/2038 ‡ (a)	106,410	107,587

MVW Owner Trust Series 2019-1A, Class C, 3.33%, 11/20/2036 ‡ (a)	64,801	66,466

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Nationstar HECM Loan Trust Series 2020-1A, Class A1, 1.27%, 9/25/2030 (a) (h)	235,564	236,206

NMEF Funding LLC Series 2021-A, Class C, 2.58%, 12/15/2027 ‡ (a)	600,000	600,352

NRZ Excess Spread-Collateralized Notes

Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (a)	316,757	320,109

Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (a)	486,941	485,996

Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (a)	276,661	276,490

NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (a)	328,431	331,349

Octane Receivables Trust Series 2020-1A, Class C, 2.89%, 3/20/2026 ‡ (a)	350,000	358,703

Oportun Funding LLC Series 2020-1, Class A, 2.20%, 5/15/2024 (a)	188,520	189,252

Oportun Funding XIV LLC

Series 2021-A, Class A, 1.21%, 3/8/2028 (a)	100,000	100,343

Series 2021-A, Class C, 3.44%, 3/8/2028 ‡ (a)	380,000	385,693

Oportun Issuance Trust

Series 2021-B, Class B, 1.96%, 5/8/2031 ‡ (a)	400,000	402,127

Series 2021-B, Class C, 3.65%, 5/8/2031 ‡ (a)	100,000	100,713

Pagaya AI Debt Selection Trust Series 2021-1, Class B, 2.13%, 11/15/2027 ‡ (a)	500,000	504,117

Prestige Auto Receivables Trust Series 2018-1A, Class D, 4.14%, 10/15/2024 (a)	115,000	117,879

Pretium Mortgage Credit Partners I LLC

Series 2020-NPL3, Class A1, 3.10%, 6/27/2060 ‡ (a) (f)	199,364	201,304

Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (a) (f)	488,123	488,652

Progress Residential Series 2021-SFR3, Class E1, 2.54%, 5/17/2026 ‡ (a)	450,000	452,086

Progress Residential Trust

Series 2020-SFR3, Class E, 2.30%, 10/17/2027 ‡ (a)	300,000	298,819

Series 2018-SFR3, Class E, 4.87%, 10/17/2035 ‡ (a)	100,000	100,057

Series 2020-SFR2, Class D, 3.87%, 6/17/2037 ‡ (a)	750,000	778,822

Series 2021-SFR2, Class E2, 2.65%, 4/19/2038 ‡ (a)	400,000	403,053

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	63

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Asset-Backed Securities — continued

Series 2021-SFR5, Class E1, 2.21%, 7/17/2038 ‡ (a)	450,000	448,805

Series 2021-SFR5, Class E2, 2.36%, 7/17/2038 ‡ (a)	270,000	269,284

ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 2.75%, 12/27/2044 (a) (h)	133,246	127,521

Regional Management Issuance Trust

Series 2020-1, Class C, 3.80%, 10/15/2030 ‡ (a)	300,000	307,517

Series 2021-1, Class D, 5.07%, 3/17/2031 ‡ (a)	500,000	514,239

Santander Drive Auto Receivables Trust

Series 2019-1, Class C, 3.42%, 4/15/2025	38,042	38,239

Series 2021-2, Class D, 1.35%, 7/15/2027	400,000	403,035

Santander Revolving Auto Loan Trust Series 2019-A, Class D, 3.45%, 1/26/2032 (a)	150,000	157,382

Sierra Timeshare Receivables Funding LLC Series 2021-1A, Class D, 3.17%, 11/20/2037 ‡ (a)	578,997	583,873

Small Business Lending Trust Series 2020-A, Class A, 2.62%, 12/15/2026 (a)	65,454	65,627

Tricon American Homes Series 2020-SFR1, Class E, 3.54%, 7/17/2038 ‡ (a)	300,000	310,660

United Airlines Pass-Through Trust

Series 2014-1, Class A, 4.00%, 4/11/2026	133,909	141,771

Series 2016-2, Class A, 3.10%, 10/7/2028	8,150	8,101

Series 2018-1, Class A, 3.70%, 3/1/2030	13,252	13,640

US Airways Pass-Through Trust Series 2011-1, Class A, 7.13%, 10/22/2023	15,302	16,274

USASF Receivables LLC Series 2020-1A, Class B, 3.22%, 5/15/2024 (a)	500,000	508,993

VCAT LLC Series 2021-NPL1, Class A1, 2.29%, 12/26/2050 ‡ (a) (f)	401,548	402,709

Veros Auto Receivables Trust Series 2021-1, Class B, 1.49%, 10/15/2026 (a)	300,000	300,495

VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (a) (f)	167,964	168,061

VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a) (f)	260,471	260,848

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Westgate Resorts LLC Series 2020-1A, Class C, 6.21%, 3/20/2034 ‡ (a)	208,655	219,621

Total Asset-Backed Securities (Cost $32,141,718)		32,752,661

Mortgage-Backed Securities — 14.6%

FHLMC Gold Pools, 30 Year Pool # G60855, 4.50%, 12/1/2045	104,774	116,835

FHLMC Gold Pools, Other Pool # N31271, 4.50%, 1/1/2036	17,852	19,267

FHLMC UMBS, 30 Year Pool # QA5045, 4.00%, 11/1/2049	86,927	93,108

FNMA UMBS, 20 Year Pool # MA3004, 4.00%, 5/1/2037	523,687	571,094

FNMA UMBS, 30 Year

Pool # AL2374, 4.00%, 12/1/2041	139,579	155,731

Pool # AL4244, 4.00%, 7/1/2042	154,181	173,463

Pool # BM1164, 3.50%, 12/1/2045	119,727	128,156

Pool # MA3073, 4.50%, 7/1/2047	32,437	35,386

Pool # BK4769, 5.00%, 8/1/2048	583,403	642,340

Pool # BN5013, 5.00%, 1/1/2049	153,662	170,687

Pool # BO1073, 4.50%, 6/1/2049	88,577	96,022

Pool # BO3039, 3.00%, 7/1/2049	172,819	182,310

Pool # BN6475, 4.00%, 7/1/2049	64,066	68,795

Pool # BO2562, 4.00%, 7/1/2049	126,099	135,542

Pool # BO4519, 4.00%, 8/1/2049	8,080	8,672

Pool # BO2203, 3.50%, 9/1/2049	401,107	424,119

FNMA, Other

Pool # AM8846, 2.68%, 5/1/2025	146,080	155,231

Pool # AM0414, 2.87%, 9/1/2027	400,000	437,640

Pool # AN7560, 2.90%, 12/1/2027	187,904	205,806

Pool # BL2367, 3.48%, 5/1/2029	549,025	623,592

Pool # BS1577, 1.82%, 2/1/2030	868,000	893,274

Pool # 387898, 3.71%, 8/1/2030	750,000	873,232

Pool # BL9645, 1.50%, 1/1/2031	100,000	100,092

Pool # BL9627, 1.56%, 1/1/2031	500,000	503,106

Pool # BS1731, 1.82%, 1/1/2031	995,173	1,022,194

Pool # BL6367, 1.82%, 4/1/2032	330,000	338,512

Pool # AN9725, 3.76%, 7/1/2033	104,885	123,205

Pool # MA1072, 3.50%, 5/1/2042	14,706	15,998

Pool # BF0230, 5.50%, 1/1/2058	540,752	646,685

Pool # BF0497, 3.00%, 7/1/2060	81,272	86,491

FNMA/FHLMC UMBS, Single Family, 15 Year TBA, 2.00%, 10/25/2036 (i)	1,410,000	1,456,797

FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 2.50%, 10/25/2051 (i)	7,035,000	7,292,776

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Mortgage-Backed Securities — continued

GNMA II, 30 Year

Pool # AJ9020, 4.50%, 10/20/2044	34,876	36,874

Pool # BB3525, 4.00%, 9/20/2047	29,063	31,111

Pool # BM2418, 4.00%, 8/20/2049	37,720	40,903

Pool # BN7049, 4.50%, 8/20/2049	210,440	233,023

Pool # BP7160, 4.50%, 9/20/2049	89,187	98,874

Pool # CC9803, 4.00%, 4/20/2051	417,743	450,703

Pool # MA7534, 2.50%, 8/20/2051	5,950,000	6,176,972

Total Mortgage-Backed Securities (Cost $24,594,336)		24,864,618

U.S. Treasury Obligations — 11.7%

U.S. Treasury Bonds

4.50%, 8/15/2039	178,000	256,591

1.13%, 5/15/2040	240,000	213,806

4.38%, 5/15/2040	370,000	528,666

2.25%, 5/15/2041	476,000	509,320

3.75%, 11/15/2043	668,000	898,956

3.00%, 11/15/2045	673,000	818,615

3.38%, 11/15/2048	1,124,000	1,477,753

2.38%, 11/15/2049	486,000	534,467

2.00%, 2/15/2050	1,097,000	1,114,655

1.63%, 11/15/2050	700,000	651,301

1.88%, 2/15/2051	382,000	377,106

2.38%, 5/15/2051	1,410,000	1,557,169

U.S. Treasury Notes

2.13%, 2/29/2024	156,000	163,099

1.13%, 2/28/2025	565,000	576,918

1.50%, 8/15/2026	434,000	449,275

1.25%, 3/31/2028	180,000	182,545

1.25%, 4/30/2028	4,100,000	4,155,574

1.50%, 2/15/2030	780,000	798,434

0.88%, 11/15/2030	430,000	415,521

U.S. Treasury STRIPS Bonds

1.03%, 5/15/2033 (j)	1,467,000	1,215,883

1.15%, 8/15/2039 (j)	1,297,000	953,822

2.22%, 8/15/2041 (j)	207,000	138,973

2.17%, 11/15/2041 (j)	845,000	578,371

2.45%, 2/15/2042 (j)	718,000	475,479

1.36%, 2/15/2045 (j)	649,000	409,558

3.33%, 8/15/2048 (j)	876,000	514,776

Total U.S. Treasury Obligations (Cost $20,145,059)		19,966,633

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Commercial Mortgage-Backed Securities — 7.3%

ACRE Commercial Mortgage Ltd. (Cayman Islands) Series 2021-FL4, Class B, 1.49%, 12/18/2037 ‡ (a) (h)	250,000	249,383

BAMLL Re-REMIC Trust Series 2014-FRR5, Class AK37, 2.47%, 1/27/2047 (a) (h)	770,000	772,737

Bancorp Commercial Mortgage Trust Series 2019-CRE6, Class D, 2.46%, 9/15/2036‡(a) (h)	150,000	149,282

FHLMC, Multi-Family Structured Credit Risk

Series 2021-MN1, Class M1, 2.05%, 1/25/2051 (a) (h)	512,189	514,525

Series 2021-MN1, Class M2, 3.80%, 1/25/2051 (a) (h)	375,000	395,575

FHLMC, Multi-Family Structured Pass-Through Certificates

Series KJ08, Class A2, 2.36%, 8/25/2022	33,188	33,470

Series KW06, Class A2, 3.80%, 6/25/2028 (h)	1,750,000	2,021,591

Series K088, Class A2, 3.69%, 1/25/2029	350,000	405,521

Series KLU3, Class X1, IO, 2.08%, 1/25/2031 (h)	3,498,634	491,745

Series K128, Class X3, IO, 2.89%, 4/25/2031 (h)	550,000	120,556

Series K-1520, Class X1, IO, 0.47%, 2/25/2036 (h)	4,498,169	244,254

Series K-1520, Class X3, IO, 3.20%, 4/25/2039 (h)	550,000	184,337

Series Q014, Class X, IO, 2.80%, 10/25/2055 (h)	1,968,443	436,840

FNMA ACES

Series 2017-M3, Class A2, 2.56%, 12/25/2026 (h)	346,128	369,933

Series 2021-M11, Class A2, 1.51%, 3/25/2031 (h)	300,000	298,345

Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	114,672	114,355

Series 2021-M3, Class X1, IO, 2.12%, 11/25/2033 (h)	594,522	80,764

FREMF Mortgage Trust

Series 2015-K720, Class B, 3.51%, 7/25/2022 (a) (h)	180,000	183,826

Series 2018-KL3W, Class CW, 4.23%, 8/25/2025 (a) (h)	250,000	250,768

Series 2018-KBX1, Class B, 3.69%, 1/25/2026 (a) (h)	500,000	516,687

Series 2015-K44, Class B, 3.81%, 1/25/2048 (a) (h)	200,000	215,350

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	65

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Commercial Mortgage-Backed Securities — continued

Series 2015-K45, Class B, 3.71%, 4/25/2048 (a) (h)	100,000	107,861

Series 2015-K48, Class B, 3.77%, 8/25/2048 (a) (h)	200,000	217,161

Series 2015-K50, Class B, 3.91%, 10/25/2048 (a) (h)	200,000	217,929

Series 2015-K51, Class B, 4.09%, 10/25/2048 (a) (h)	175,000	192,267

Series 2016-K52, Class B, 4.06%, 1/25/2049 (a) (h)	250,000	275,034

Series 2016-K53, Class C, 4.16%, 3/25/2049 (a) (h)	70,000	75,151

Series 2017-K729, Class B, 3.80%, 11/25/2049 (a) (h)	300,000	322,255

FRR Re-REMIC Trust

Series 2018-C1, Class C720, 0.00%, 8/27/2047 ‡ (a) (h)	500,000	483,074

Series 2018-C1, Class CK43, 0.00%, 2/27/2048 ‡ (a) (h)	612,660	544,212

JPMCC Re-REMIC Trust Series 2015-FRR2, Class AK39, 2.81%, 8/27/2047 (a) (h)	944,000	960,124

MHC Commercial Mortgage Trust

Series 2021-MHC, Class F, 2.70%, 4/15/2038 ‡ (a) (h)	600,000	603,710

PFP Ltd. (Cayman Islands)

Series 2021-7, Class C, 1.75%, 4/14/2038 ‡ (a) (h)	164,992	164,373

Series 2021-7, Class D, 2.50%, 4/14/2038 ‡ (a) (h)	169,992	169,247

Total Commercial Mortgage-Backed Securities (Cost $12,053,883)		12,382,242

Collateralized Mortgage Obligations — 4.9%

Anchor Mortgage Trust Series 2021-1, Class A2, 3.65%, 10/25/2026 (a) (f)	476,191	481,800

Bayview Financing Trust Series 2021-2F, Class M2, 2.52%, 12/31/2049 ‡ (a) (h)	400,000	400,000

FHLMC, REMIC

Series 2708, Class ZD, 5.50%, 11/15/2033	119,978	136,546

Series 4302, Class PA, 4.00%, 12/15/2043	93,593	102,902

Series 4281, Class BC, 4.50%, 12/15/2043 (h)	126,315	142,083

FMC GMSR Issuer Trust Series 2021-GT1, Class B, 4.36%, 7/25/2026 (a) (h)	400,000	399,769

FNMA, REMIC

Series 2003-7, Class FA, 0.83%, 2/25/2033 (h)	118,181	120,229

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Series 2013-108, Class GU, 3.00%, 10/25/2033	545,000	589,086

Series 2005-110, Class TY, 5.50%, 12/25/2035	71,865	83,362

Series 2007-89, Class F, 0.66%, 9/25/2037 (h)	130,878	132,808

Series 2011-112, Class PB, 4.00%, 11/25/2041	165,451	180,514

GNMA

Series 2010-H24, Class FA, 0.45%, 10/20/2060 (h)	85,387	85,449

Series 2014-H03, Class FA, 0.70%, 1/20/2064 (h)	79,069	79,469

Series 2015-H05, Class FC, 0.58%, 2/20/2065 (h)	304,657	305,734

Home RE Ltd. (Bermuda) Series 2021-2, Class M1A, 1.30%, 1/25/2034 (a) (h)	235,000	235,258

LHOME Mortgage Trust Series 2021-RTL1, Class A1, 2.09%, 9/25/2026 (a) (h)	255,000	254,429

New Residential Mortgage Loan Trust Series 2020-RPL2, Class A1, 3.58%, 8/25/2025 (a) (h)	88,437	90,034

PMT Credit Risk Transfer Trust Series 2021-1R, Class A, 3.00%, 2/27/2024 (a) (h)	376,622	383,255

PRPM LLC Series 2021-2, Class A1, 2.12%, 3/25/2026 (a) (h)	228,898	229,441

Seasoned Credit Risk Transfer Trust

Series 2018-1, Class M60C, 3.50%, 5/25/2057	203,485	217,017

Series 2018-3, Class MA, 3.50%, 8/25/2057 ‡ (h)	88,790	93,371

Series 2018-3, Class M55D, 4.00%, 8/25/2057 (h)	347,298	380,511

Series 2018-2, Class M55D, 4.00%, 11/25/2057	412,800	449,395

Series 2019-1, Class MA, 3.50%, 7/25/2058 ‡	172,511	183,190

Series 2019-2, Class MA, 3.50%, 8/25/2058	195,374	206,213

Series 2020-3, Class M5TW, 3.00%, 5/25/2060 ‡	657,701	701,419

Series 2020-3, Class TTW, 3.00%, 5/25/2060 ‡	693,563	734,103

Series 2021-1, Class BXS, 15.58%, 9/25/2060 ‡ (a) (h)	150,000	145,476

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Collateralized Mortgage Obligations — continued

Towd Point Mortgage Trust Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (a)	754,000	764,894

Total Collateralized Mortgage Obligations (Cost $8,189,144)		8,307,757

Municipal Bonds — 0.0% (e) (k)

Ohio — 0.0% (e)

Ohio State University (The), General Receipts Rev., 5.59%, 12/1/2114 (Cost $32,784)	25,000	38,495

	SHARES

Common Stocks — 0.0% (e)

Oil, Gas & Consumable Fuels — 0.0% (e)

Chesapeake Energy Corp.	23	1,284

EP Energy Corp. *	275	25,025

Oasis Petroleum, Inc.	109	9,438

		35,747

Professional Services — 0.0% (e)

NMG, Inc. *	1	132

Total Common Stocks (Cost $9,712)		35,879

	NO. OF WARRANTS

Warrants — 0.0% (e)

Diversified Telecommunication Services — 0.0% (e)

Windstream Holdings, Inc. expiring 12/31/2049, price 10.75 USD * ‡	16	322

Media — 0.0% (e)

Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) * ‡	78	1,468

Oil, Gas & Consumable Fuels — 0.0% (e)

Chesapeake Energy Corp.

expiring 2/9/2026, price 27.27 USD *	71	2,147

expiring 2/9/2026, price 31.71 USD *	79	2,087

expiring 2/9/2026, price 35.71 USD *	44	1,038

		5,272

Total Warrants (Cost $1)		7,062

INVESTMENTS	SHARES	VALUE ($)

Preferred Stocks — 0.0% (e)

Internet & Direct Marketing Retail — 0.0% (e)

MYT Holding LLC, Series A, 10.00%, 6/6/2029 ‡ (Cost $2,753)	2,868	2,940

Short-Term Investments — 7.6%

Investment Companies — 7.6%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (l) (m) (Cost $12,989,024)	12,989,024	12,989,024

Total Investments — 104.5% (Cost $175,095,343)		177,808,667

Liabilities in Excess of Other Assets — (4.5)%		(7,690,081)

NET ASSETS — 100.0%		170,118,586

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	67

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(c)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of August 31, 2021.
(d)	Security is an interest bearing note with preferred security characteristics.
(e)	Amount rounds to less than 0.1% of net assets.
(f)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of August 31, 2021.
(g)	Defaulted security.

(h)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2021.
(i)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(j)	The rate shown is the effective yield as of August 31, 2021.
(k)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(l)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(m)	The rate shown is the current yield as of August 31, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of August 31, 2021:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	35	12/2021	USD	7,711,758	5,674
U.S. Treasury 5 Year Note	13	12/2021	USD	1,608,242	2,411
U.S. Treasury Long Bond	14	12/2021	USD	2,282,875	(5,929)

					2,156

Short Contracts
U.S. Treasury 5 Year Note	(1)	12/2021	USD	(123,711)	(189)
U.S. Treasury 10 Year Note	(49)	12/2021	USD	(6,537,672)	(15,415)
U.S. Treasury 10 Year Ultra Note	(4)	12/2021	USD	(591,875)	(1,993)
U.S. Treasury Ultra Bond	(2)	12/2021	USD	(395,000)	(1,817)

					(19,414)

					(17,258)

Abbreviations

USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of August 31, 2021:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
CNY	2,776,386	USD	428,211	BNP Paribas**	9/15/2021	1,275
ZAR	6,619,253	USD	454,777	Goldman Sachs International	9/15/2021	68

Total unrealized appreciation						1,343

KRW	528,889,952	USD	462,723	Citibank, NA**	9/15/2021	(6,386)
MXN	9,644,855	USD	481,104	Citibank, NA	9/15/2021	(1,743)

Total unrealized depreciation						(8,129)

Net unrealized depreciation						(6,786)

Abbreviations

CNY	China Yuan
KRW	Korean Republic Won
MXN	Mexican Peso
USD	United States Dollar
ZAR	South African Rand

**	Non-deliverable forward.

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Corporate Bonds — 98.8%

Aerospace & Defense — 4.6%

BAE Systems plc (United Kingdom) 3.40%, 4/15/2030 (a)	35,000	38,368

Boeing Co. (The)

4.51%, 5/1/2023	190,000	201,296

4.88%, 5/1/2025	189,000	211,274

5.04%, 5/1/2027	181,000	208,664

5.15%, 5/1/2030	126,000	149,079

3.60%, 5/1/2034	159,000	168,385

5.71%, 5/1/2040	105,000	135,981

3.75%, 2/1/2050	30,000	31,055

L3Harris Technologies, Inc. 4.40%, 6/15/2028	174,000	200,909

Leidos, Inc.

4.38%, 5/15/2030	238,000	273,024

2.30%, 2/15/2031	140,000	138,002

Northrop Grumman Corp.

3.25%, 1/15/2028	90,000	98,361

4.03%, 10/15/2047	41,000	49,135

Precision Castparts Corp. 3.25%, 6/15/2025	24,000	26,052

Raytheon Technologies Corp.

3.50%, 3/15/2027	63,000	69,633

3.13%, 5/4/2027	146,000	159,246

4.45%, 11/16/2038	107,000	130,522

3.75%, 11/1/2046	88,000	100,085

2.82%, 9/1/2051	60,000	59,083

Teledyne Technologies, Inc. 2.75%, 4/1/2031	130,000	135,574

		2,583,728

Air Freight & Logistics — 0.6%

FedEx Corp.

2.40%, 5/15/2031	60,000	61,685

3.25%, 5/15/2041	160,000	166,840

4.05%, 2/15/2048	90,000	104,494

		333,019

Auto Components — 0.4%

Lear Corp. 3.80%, 9/15/2027	190,000	211,525

Automobiles — 0.7%

General Motors Co. 6.13%, 10/1/2025	314,000	370,325

Banks — 17.1%

Bank of America Corp.

(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (b)	527,000	544,127

(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024 (b)	146,000	152,464

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Banks — continued

(ICE LIBOR USD 3 Month + 0.87%), 2.46%, 10/22/2025 (b)	30,000	31,406

(SOFR + 1.15%), 1.32%, 6/19/2026 (b)	60,000	60,200

(ICE LIBOR USD 3 Month + 1.06%), 3.56%, 4/23/2027 (b)	154,000	168,931

(ICE LIBOR USD 3 Month + 1.58%), 3.82%, 1/20/2028 (b)	146,000	162,663

(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (b)	275,000	302,027

(ICE LIBOR USD 3 Month + 0.99%), 2.50%, 2/13/2031 (b)	237,000	243,703

(ICE LIBOR USD 3 Month + 1.81%), 4.24%, 4/24/2038 (b)	156,000	185,155

(SOFR + 1.58%), 3.31%, 4/22/2042 (b)	70,000	75,475

(ICE LIBOR USD 3 Month + 1.19%), 3.95%, 1/23/2049 (b)	50,000	58,954

(ICE LIBOR USD 3 Month + 3.15%), 4.08%, 3/20/2051 (b)	78,000	94,156

Citigroup, Inc.

(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023 (b)	297,000	303,464

(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025 (b)	428,000	456,162

(SOFR + 2.84%), 3.11%, 4/8/2026 (b)	78,000	83,416

3.20%, 10/21/2026	297,000	323,391

(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (b)	76,000	84,228

(SOFR + 1.15%), 2.67%, 1/29/2031 (b)	107,000	111,173

(SOFR + 3.91%), 4.41%, 3/31/2031 (b)	156,000	182,771

(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (b)	87,000	101,082

4.65%, 7/23/2048	78,000	103,520

Citizens Financial Group, Inc.

4.30%, 12/3/2025	160,000	178,318

3.25%, 4/30/2030	200,000	217,611

HSBC Holdings plc (United Kingdom)

4.00%, 3/30/2022	167,000	170,630

(ICE LIBOR USD 3 Month + 1.61%), 3.97%, 5/22/2030 (b)	200,000	224,193

Huntington Bancshares, Inc. 2.63%, 8/6/2024	63,000	66,319

Mitsubishi UFJ Financial Group, Inc. (Japan)

3.76%, 7/26/2023	388,000	412,475

3.68%, 2/22/2027	31,000	34,629

3.96%, 3/2/2028	119,000	135,368

3.74%, 3/7/2029	231,000	260,717

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	69

JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Corporate Bonds — continued

Banks — continued

Natwest Group plc (United Kingdom)

6.13%, 12/15/2022	649,000	693,929

6.00%, 12/19/2023	229,000	255,136

5.13%, 5/28/2024	351,000	388,699

PNC Financial Services Group, Inc. (The)

3.90%, 4/29/2024	13,000	14,075

2.60%, 7/23/2026	253,000	270,721

3.15%, 5/19/2027	23,000	25,284

Sumitomo Mitsui Financial Group, Inc. (Japan)

2.63%, 7/14/2026	288,000	306,745

3.36%, 7/12/2027	77,000	85,209

Truist Financial Corp. 1.13%, 8/3/2027	90,000	88,837

US Bancorp Series V, 2.38%, 7/22/2026	129,000	137,236

Wells Fargo & Co.

3.75%, 1/24/2024	146,000	156,442

(SOFR + 1.09%), 2.41%, 10/30/2025 (b)	88,000	91,957

(SOFR + 2.00%), 2.19%, 4/30/2026 (b)	107,000	111,137

3.00%, 10/23/2026	188,000	203,263

4.30%, 7/22/2027	88,000	100,864

(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028 (b)	276,000	306,184

(SOFR + 1.43%), 2.88%, 10/30/2030 (b)	202,000	214,800

3.90%, 5/1/2045	117,000	139,726

4.75%, 12/7/2046	68,000	86,591

Westpac Banking Corp. (Australia)

2.85%, 5/13/2026	241,000	261,240

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.11%, 7/24/2034 (b)	107,000	118,148

		9,584,951

Beverages — 2.7%

Anheuser-Busch Cos. LLC (Belgium)

3.65%, 2/1/2026	107,000	118,140

4.70%, 2/1/2036	77,000	94,925

4.90%, 2/1/2046	160,000	204,150

Anheuser-Busch InBev Worldwide, Inc. (Belgium)

4.00%, 4/13/2028	49,000	55,772

4.90%, 1/23/2031	34,000	41,874

4.60%, 4/15/2048	213,000	261,928

4.44%, 10/6/2048	39,000	47,103

Coca-Cola Co. (The) 2.60%, 6/1/2050	106,000	104,983

Constellation Brands, Inc. 3.15%, 8/1/2029	66,000	71,314

Keurig Dr Pepper, Inc.

4.06%, 5/25/2023	89,000	94,386

3.80%, 5/1/2050	20,000	22,749

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Beverages — continued

Molson Coors Beverage Co. 4.20%, 7/15/2046	30,000	33,898

PepsiCo, Inc.

2.75%, 3/19/2030	107,000	115,901

3.50%, 3/19/2040	66,000	75,556

3.45%, 10/6/2046	68,000	77,022

3.63%, 3/19/2050	100,000	118,841

		1,538,542

Biotechnology — 3.7%

AbbVie, Inc.

3.45%, 3/15/2022	68,000	68,793

2.90%, 11/6/2022	205,000	210,967

3.60%, 5/14/2025	68,000	73,918

2.95%, 11/21/2026	122,000	131,484

4.25%, 11/14/2028	192,000	222,548

4.05%, 11/21/2039	161,000	189,170

4.70%, 5/14/2045	68,000	85,793

4.25%, 11/21/2049	73,000	88,555

Amgen, Inc.

2.20%, 2/21/2027	68,000	70,872

2.45%, 2/21/2030	63,000	65,130

3.15%, 2/21/2040	40,000	42,261

4.40%, 5/1/2045	20,000	24,622

3.38%, 2/21/2050	20,000	21,365

Biogen, Inc. 3.15%, 5/1/2050	180,000	177,880

Gilead Sciences, Inc.

3.65%, 3/1/2026	208,000	229,309

4.15%, 3/1/2047	247,000	295,845

Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	70,000	67,334

		2,065,846

Building Products — 0.0% (c)

Carrier Global Corp. 3.58%, 4/5/2050	20,000	21,762

Capital Markets — 5.0%

CME Group, Inc. 3.00%, 3/15/2025	109,000	116,788

Credit Suisse Group AG (Switzerland)

(ICE LIBOR USD 3 Month + 1.24%), 4.21%, 6/12/2024 (a) (b)	250,000	264,825

Goldman Sachs Group, Inc. (The)

4.00%, 3/3/2024	242,000	262,013

3.50%, 4/1/2025	130,000	140,751

3.85%, 1/26/2027	91,000	100,609

(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (b)	249,000	285,081

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Corporate Bonds — continued

Capital Markets — continued

3.80%, 3/15/2030	226,000	254,818

(SOFR + 1.25%), 2.38%, 7/21/2032 (b)	130,000	131,426

(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (b)	193,000	225,838

Morgan Stanley

3.70%, 10/23/2024	68,000	74,068

(SOFR + 1.99%), 2.19%, 4/28/2026 (b)	178,000	185,003

3.63%, 1/20/2027	88,000	97,903

(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (b)	205,000	228,980

(SOFR + 1.14%), 2.70%, 1/22/2031 (b)	117,000	122,508

(SOFR + 3.12%), 3.62%, 4/1/2031 (b)	78,000	87,365

(ICE LIBOR USD 3 Month + 1.46%), 3.97%, 7/22/2038 (b)	146,000	170,986

4.30%, 1/27/2045	29,000	36,104

		2,785,066

Chemicals — 1.5%

Air Products and Chemicals, Inc. 2.80%, 5/15/2050	40,000	40,893

Dow Chemical Co. (The)

2.10%, 11/15/2030	60,000	60,394

3.60%, 11/15/2050	60,000	65,827

Huntsman International LLC 4.50%, 5/1/2029	78,000	89,423

International Flavors & Fragrances, Inc.

5.00%, 9/26/2048	30,000	39,954

LYB International Finance III LLC

3.38%, 10/1/2040	160,000	169,166

3.63%, 4/1/2051	30,000	32,575

Sherwin-Williams Co. (The)

2.75%, 6/1/2022	4,000	4,059

3.45%, 6/1/2027	76,000	83,958

2.95%, 8/15/2029	254,000	273,241

		859,490

Consumer Finance — 1.1%

Capital One Financial Corp. 3.30%, 10/30/2024	182,000	195,730

General Motors Financial Co., Inc.

5.20%, 3/20/2023	228,000	243,472

4.35%, 1/17/2027	86,000	96,783

3.60%, 6/21/2030	70,000	75,996

		611,981

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Containers & Packaging — 0.1%

WRKCo, Inc. 4.65%, 3/15/2026	72,000	82,053

Diversified Consumer Services — 0.1%

University of Chicago (The) Series 20B, 2.76%, 4/1/2045	29,000	30,190

William Marsh Rice University 2.60%, 5/15/2050	28,000	27,909

		58,099

Diversified Financial Services — 1.0%

Equitable Holdings, Inc. 4.35%, 4/20/2028	80,000	91,885

Shell International Finance BV (Netherlands)

2.38%, 4/6/2025	49,000	51,443

3.25%, 5/11/2025	31,000	33,588

4.13%, 5/11/2035	243,000	289,563

4.38%, 5/11/2045	43,000	53,546

4.00%, 5/10/2046	29,000	34,656

		554,681

Diversified Telecommunication Services — 3.5%

AT&T, Inc.

4.30%, 2/15/2030	182,000	211,742

2.25%, 2/1/2032	222,000	220,609

4.50%, 5/15/2035	124,000	147,036

4.50%, 3/9/2048	136,000	161,069

3.50%, 9/15/2053 (a)	105,000	107,857

3.55%, 9/15/2055 (a)	60,000	61,395

3.65%, 9/15/2059 (a)	30,000	30,862

Verizon Communications, Inc.

3.38%, 2/15/2025	114,000	123,431

4.33%, 9/21/2028	45,000	52,546

1.68%, 10/30/2030	70,000	67,598

2.55%, 3/21/2031	120,000	123,953

4.40%, 11/1/2034	20,000	24,078

3.40%, 3/22/2041	440,000	471,412

2.99%, 10/30/2056	180,000	173,648

		1,977,236

Electric Utilities — 5.0%

Baltimore Gas and Electric Co. 2.90%, 6/15/2050	76,000	77,284

Commonwealth Edison Co. 3.00%, 3/1/2050	76,000	78,792

Duke Energy Corp.

3.75%, 4/15/2024	273,000	292,894

2.65%, 9/1/2026	18,000	19,137

3.30%, 6/15/2041	40,000	41,514

3.75%, 9/1/2046	117,000	127,112

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	71

JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Corporate Bonds — continued

Electric Utilities — continued

Duke Energy Indiana LLC

Series YYY, 3.25%, 10/1/2049	20,000	21,356

2.75%, 4/1/2050	20,000	19,591

Edison International

3.13%, 11/15/2022	73,000	75,057

2.95%, 3/15/2023	195,000	200,333

4.13%, 3/15/2028	34,000	36,390

Emera US Finance LP (Canada) 4.75%, 6/15/2046	185,000	220,032

Entergy Louisiana LLC

4.00%, 3/15/2033	227,000	266,712

2.90%, 3/15/2051	67,000	67,567

Entergy Texas, Inc. 3.55%, 9/30/2049	44,000	48,415

Evergy, Inc.

2.45%, 9/15/2024	127,000	132,709

2.90%, 9/15/2029	102,000	108,983

Exelon Corp. 4.45%, 4/15/2046	20,000	24,697

Florida Power & Light Co.

3.95%, 3/1/2048	30,000	36,846

3.15%, 10/1/2049	88,000	96,004

Fortis, Inc. (Canada) 3.06%, 10/4/2026	148,000	159,850

Pacific Gas and Electric Co.

4.50%, 7/1/2040	116,000	117,051

4.95%, 7/1/2050	30,000	31,754

PPL Electric Utilities Corp. 3.00%, 10/1/2049	20,000	21,277

Southern California Edison Co.

2.25%, 6/1/2030	10,000	10,005

Series 13-A, 3.90%, 3/15/2043	6,000	6,334

Series C, 3.60%, 2/1/2045	111,000	112,200

4.00%, 4/1/2047	98,000	103,281

3.65%, 2/1/2050	14,000	14,267

Southern Co. (The) 4.40%, 7/1/2046	72,000	86,515

Virginia Electric and Power Co.

Series A, 3.15%, 1/15/2026	17,000	18,457

Series A, 3.50%, 3/15/2027	43,000	47,707

4.60%, 12/1/2048	30,000	39,652

2.45%, 12/15/2050	60,000	55,915

		2,815,690

Entertainment — 1.1%

Activision Blizzard, Inc. 2.50%, 9/15/2050	170,000	151,787

Electronic Arts, Inc. 1.85%, 2/15/2031	190,000	186,476

Walt Disney Co. (The)

2.65%, 1/13/2031	60,000	63,732

3.50%, 5/13/2040	104,000	116,971

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Entertainment — continued

2.75%, 9/1/2049	76,000	75,698

		594,664

Equity Real Estate Investment Trusts (REITs) — 2.6%

Alexandria Real Estate Equities, Inc.

2.75%, 12/15/2029	102,000	107,436

1.88%, 2/1/2033	60,000	57,599

American Tower Corp.

3.80%, 8/15/2029	150,000	167,353

3.10%, 6/15/2050	50,000	49,642

Boston Properties LP

4.50%, 12/1/2028	39,000	45,646

3.25%, 1/30/2031	120,000	129,267

Brixmor Operating Partnership LP 4.05%, 7/1/2030	200,000	226,376

Equinix, Inc. 3.20%, 11/18/2029	140,000	150,627

Healthcare Trust of America Holdings LP

2.00%, 3/15/2031	120,000	116,534

Healthpeak Properties, Inc. 2.88%, 1/15/2031	66,000	69,762

Simon Property Group LP

2.45%, 9/13/2029	78,000	80,556

3.25%, 9/13/2049	40,000	41,102

UDR, Inc. 3.00%, 8/15/2031	20,000	21,234

Welltower, Inc. 3.63%, 3/15/2024	185,000	197,556

		1,460,690

Food & Staples Retailing — 0.6%

Kroger Co. (The)

4.45%, 2/1/2047	45,000	54,802

3.95%, 1/15/2050	76,000	88,424

Sysco Corp.

3.30%, 7/15/2026	40,000	43,526

3.25%, 7/15/2027	40,000	43,533

Walmart, Inc.

3.70%, 6/26/2028	25,000	28,543

4.05%, 6/29/2048	47,000	59,501

		318,329

Food Products — 0.3%

Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	60,000	61,616

Conagra Brands, Inc. 4.85%, 11/1/2028	80,000	95,471

		157,087

Health Care Equipment & Supplies — 0.9%

Becton Dickinson and Co.

3.70%, 6/6/2027	66,000	73,615

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Corporate Bonds — continued

Health Care Equipment & Supplies — continued

4.69%, 12/15/2044	73,000	92,875

4.67%, 6/6/2047	49,000	62,178

Medtronic, Inc. 4.38%, 3/15/2035	200,000	251,063

		479,731

Health Care Providers & Services — 5.8%

Aetna, Inc.

2.80%, 6/15/2023	278,000	288,434

3.88%, 8/15/2047	70,000	79,453

AmerisourceBergen Corp. 2.70%, 3/15/2031	190,000	197,289

Anthem, Inc.

2.38%, 1/15/2025	150,000	156,950

4.65%, 8/15/2044	123,000	155,628

Cigna Corp.

3.25%, 4/15/2025	166,000	179,023

2.40%, 3/15/2030	30,000	30,914

4.80%, 8/15/2038	86,000	107,585

3.40%, 3/15/2051	60,000	64,072

CVS Health Corp.

3.70%, 3/9/2023	22,000	23,026

2.63%, 8/15/2024	10,000	10,545

4.30%, 3/25/2028	25,000	28,785

2.70%, 8/21/2040	256,000	251,386

5.05%, 3/25/2048	66,000	87,362

HCA, Inc.

5.00%, 3/15/2024	510,000	560,950

4.13%, 6/15/2029	90,000	101,823

UnitedHealth Group, Inc.

3.75%, 7/15/2025	86,000	95,494

3.50%, 8/15/2039	122,000	137,689

2.75%, 5/15/2040	261,000	268,275

3.25%, 5/15/2051	60,000	65,733

Universal Health Services, Inc.

2.65%, 10/15/2030 (a)	320,000	326,047

2.65%, 1/15/2032 (a)	60,000	60,361

		3,276,824

Hotels, Restaurants & Leisure — 1.3%

Expedia Group, Inc. 3.25%, 2/15/2030	70,000	72,594

McDonald’s Corp.

3.70%, 1/30/2026	214,000	236,803

2.13%, 3/1/2030	85,000	86,481

3.63%, 9/1/2049	176,000	197,723

Starbucks Corp. 3.50%, 11/15/2050	102,000	111,798

		705,399

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Household Durables — 0.4%

Lennar Corp. 4.75%, 11/29/2027	180,000	209,468

Industrial Conglomerates — 1.0%

General Electric Co.

3.63%, 5/1/2030	200,000	224,838

6.75%, 3/15/2032	40,000	55,550

4.35%, 5/1/2050	140,000	172,231

Roper Technologies, Inc. 1.75%, 2/15/2031	136,000	131,660

		584,279

Insurance — 2.3%

Aflac, Inc. 3.60%, 4/1/2030	160,000	181,849

American International Group, Inc.

2.50%, 6/30/2025	120,000	126,184

3.90%, 4/1/2026	28,000	31,118

3.40%, 6/30/2030	180,000	197,967

4.50%, 7/16/2044	116,000	143,750

Arch Capital Group Ltd. 3.64%, 6/30/2050	170,000	189,045

Berkshire Hathaway Finance Corp.

4.20%, 8/15/2048	146,000	181,574

4.25%, 1/15/2049	20,000	25,129

Northwestern Mutual Life Insurance Co. (The)

3.85%, 9/30/2047 (a)	20,000	23,109

Progressive Corp. (The) 4.13%, 4/15/2047	60,000	75,013

Prudential Financial, Inc.

3.91%, 12/7/2047	29,000	34,368

3.70%, 3/13/2051	68,000	79,198

		1,288,304

Internet & Direct Marketing Retail — 0.7%

Amazon.com, Inc.

3.88%, 8/22/2037	252,000	300,633

4.05%, 8/22/2047	10,000	12,359

2.50%, 6/3/2050	60,000	57,599

		370,591

IT Services — 1.0%

Global Payments, Inc.

3.20%, 8/15/2029	146,000	156,629

4.15%, 8/15/2049	12,000	13,794

International Business Machines Corp. 3.30%, 5/15/2026	150,000	165,137

Mastercard, Inc. 3.85%, 3/26/2050	80,000	97,650

VeriSign, Inc. 2.70%, 6/15/2031	130,000	133,720

		566,930

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	73

JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Corporate Bonds — continued

Life Sciences Tools & Services — 0.4%

Thermo Fisher Scientific, Inc.

2.80%, 10/15/2041	180,000	183,933

4.10%, 8/15/2047	23,000	28,356

		212,289

Machinery — 0.3%

Caterpillar, Inc.

3.80%, 8/15/2042	20,000	23,874

3.25%, 4/9/2050	20,000	22,392

Otis Worldwide Corp.

2.06%, 4/5/2025	40,000	41,442

2.57%, 2/15/2030	40,000	41,791

3.36%, 2/15/2050	20,000	21,734

		151,233

Media — 3.5%

Charter Communications Operating LLC

4.46%, 7/23/2022	242,000	248,996

4.91%, 7/23/2025	270,000	305,504

2.80%, 4/1/2031	40,000	40,985

6.48%, 10/23/2045	21,000	29,285

5.38%, 5/1/2047	30,000	36,916

4.80%, 3/1/2050	107,000	124,967

3.70%, 4/1/2051	25,000	25,165

Comcast Corp.

3.70%, 4/15/2024	101,000	109,023

3.95%, 10/15/2025	105,000	117,158

3.15%, 3/1/2026	88,000	95,585

4.15%, 10/15/2028	101,000	117,179

3.40%, 4/1/2030	40,000	44,453

3.90%, 3/1/2038	150,000	174,680

3.75%, 4/1/2040	100,000	114,823

4.00%, 11/1/2049	30,000	35,661

3.45%, 2/1/2050	20,000	21,971

2.45%, 8/15/2052	20,000	18,429

Discovery Communications LLC

3.95%, 3/20/2028	76,000	84,898

5.00%, 9/20/2037	30,000	36,629

4.65%, 5/15/2050	91,000	107,970

4.00%, 9/15/2055	90,000	96,351

		1,986,628

Metals & Mining — 0.6%

Glencore Funding LLC (Australia) 4.13%, 5/30/2023 (a)	127,000	134,304

Vale Overseas Ltd. (Brazil) 6.25%, 8/10/2026	192,000	230,582

		364,886

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Multiline Retail — 0.2%

Dollar General Corp. 3.50%, 4/3/2030	105,000	116,926

Multi-Utilities — 2.7%

Ameren Corp.

2.50%, 9/15/2024	141,000	147,716

3.50%, 1/15/2031	60,000	66,356

Berkshire Hathaway Energy Co.

4.45%, 1/15/2049	31,000	39,070

2.85%, 5/15/2051	106,000	103,375

CenterPoint Energy, Inc. 2.65%, 6/1/2031	345,000	358,297

Consolidated Edison Co. of New York, Inc. Series 20B, 3.95%, 4/1/2050	76,000	88,220

Dominion Energy, Inc. 3.90%, 10/1/2025	17,000	18,713

NiSource, Inc.

2.95%, 9/1/2029	35,000	37,286

3.60%, 5/1/2030	40,000	44,550

San Diego Gas & Electric Co. 2.95%, 8/15/2051	60,000	60,195

Sempra Energy

3.25%, 6/15/2027	40,000	43,369

3.80%, 2/1/2038	38,000	42,593

4.00%, 2/1/2048	98,000	110,847

Southern Co. Gas Capital Corp.

2.45%, 10/1/2023	205,000	212,659

Series 20-A, 1.75%, 1/15/2031	152,000	146,900

		1,520,146

Oil, Gas & Consumable Fuels — 7.0%

BP Capital Markets America, Inc.

4.23%, 11/6/2028	39,000	45,057

3.00%, 2/24/2050	203,000	200,681

BP Capital Markets plc (United Kingdom) 3.28%, 9/19/2027	187,000	206,381

Cameron LNG LLC

2.90%, 7/15/2031 (a)	30,000	32,301

3.30%, 1/15/2035 (a)	25,000	27,139

3.70%, 1/15/2039 (a)	5,000	5,633

Canadian Natural Resources Ltd. (Canada)

4.95%, 6/1/2047	30,000	37,547

Cenovus Energy, Inc. (Canada) 5.38%, 7/15/2025	130,000	147,560

Chevron Corp.

1.55%, 5/11/2025	107,000	109,739

2.95%, 5/16/2026	88,000	95,402

Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	192,000	214,799

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

ConocoPhillips 4.30%, 8/15/2028 (a)	190,000	220,200

Diamondback Energy, Inc. 3.50%, 12/1/2029	70,000	75,373

Enable Midstream Partners LP 4.95%, 5/15/2028	80,000	91,021

Energy Transfer LP

4.95%, 6/15/2028	32,000	37,066

5.40%, 10/1/2047	149,000	180,866

Exxon Mobil Corp.

2.99%, 3/19/2025	78,000	83,458

2.61%, 10/15/2030	205,000	217,028

3.00%, 8/16/2039	185,000	193,808

4.33%, 3/19/2050	20,000	25,032

3.45%, 4/15/2051	30,000	33,175

Kinder Morgan, Inc.

4.30%, 6/1/2025	110,000	121,812

2.00%, 2/15/2031	66,000	64,377

5.55%, 6/1/2045	81,000	105,105

Marathon Oil Corp. 4.40%, 7/15/2027	90,000	101,723

Marathon Petroleum Corp.

4.50%, 5/1/2023	320,000	339,050

4.75%, 9/15/2044	17,000	20,051

ONEOK, Inc. 4.55%, 7/15/2028	80,000	91,238

Phillips 66 4.88%, 11/15/2044	30,000	37,580

Pioneer Natural Resources Co. 1.90%, 8/15/2030	66,000	63,694

Plains All American Pipeline LP 3.55%, 12/15/2029	146,000	154,646

Sabine Pass Liquefaction LLC 5.63%, 3/1/2025	140,000	159,544

TotalEnergies Capital International SA (France)

2.43%, 1/10/2025	88,000	92,421

2.83%, 1/10/2030	166,000	178,416

3.46%, 7/12/2049	20,000	21,831

3.13%, 5/29/2050	90,000	93,159

		3,923,913

Pharmaceuticals — 3.7%

AstraZeneca plc (United Kingdom)

3.38%, 11/16/2025	60,000	65,751

4.38%, 11/16/2045	68,000	87,693

2.13%, 8/6/2050	30,000	26,975

3.00%, 5/28/2051	110,000	116,983

Bristol-Myers Squibb Co.

3.40%, 7/26/2029	68,000	76,477

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Pharmaceuticals — continued

4.13%, 6/15/2039	70,000	85,192

4.35%, 11/15/2047	32,000	40,838

4.25%, 10/26/2049	88,000	112,033

2.55%, 11/13/2050	80,000	77,764

Eli Lilly & Co. 2.25%, 5/15/2050	204,000	190,435

Pfizer, Inc. 2.70%, 5/28/2050	174,000	176,320

Royalty Pharma plc

0.75%, 9/2/2023	220,000	220,961

3.30%, 9/2/2040	150,000	152,306

Shire Acquisitions Investments Ireland DAC

2.88%, 9/23/2023	156,000	162,890

3.20%, 9/23/2026	332,000	360,348

Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	90,000	99,760

		2,052,726

Road & Rail — 1.3%

Burlington Northern Santa Fe LLC

4.55%, 9/1/2044	25,000	31,968

4.15%, 4/1/2045	89,000	108,916

CSX Corp. 4.30%, 3/1/2048	45,000	55,669

Norfolk Southern Corp.

4.15%, 2/28/2048	106,000	126,525

3.16%, 5/15/2055	40,000	41,242

Union Pacific Corp.

2.89%, 4/6/2036 (a)	242,000	254,268

4.38%, 9/10/2038	50,000	61,173

3.25%, 2/5/2050	34,000	36,233

		715,994

Semiconductors & Semiconductor Equipment — 2.5%

Analog Devices, Inc. 3.50%, 12/5/2026	108,000	119,512

Broadcom Corp. 3.88%, 1/15/2027	141,000	155,595

Broadcom, Inc.

4.75%, 4/15/2029	68,000	78,988

3.50%, 2/15/2041 (a)	240,000	247,307

Intel Corp.

3.25%, 11/15/2049	154,000	164,482

3.05%, 8/12/2051	30,000	30,928

NVIDIA Corp. 3.50%, 4/1/2050	186,000	213,415

NXP BV (China)

4.30%, 6/18/2029 (a)	40,000	45,963

3.25%, 5/11/2041 (a)	190,000	200,130

QUALCOMM, Inc. 3.25%, 5/20/2050	20,000	21,952

Xilinx, Inc. 2.38%, 6/1/2030	130,000	133,559

		1,411,831

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	75

JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Corporate Bonds — continued

Software — 2.2%

Microsoft Corp.

3.30%, 2/6/2027	30,000	33,454

3.45%, 8/8/2036	42,000	49,128

4.10%, 2/6/2037	88,000	109,972

3.70%, 8/8/2046	77,000	93,659

2.53%, 6/1/2050	76,000	75,817

2.92%, 3/17/2052	46,000	49,466

Oracle Corp.

2.50%, 4/1/2025	107,000	112,243

3.25%, 11/15/2027	71,000	77,433

2.95%, 4/1/2030	83,000	87,996

2.88%, 3/25/2031	60,000	63,196

3.80%, 11/15/2037	68,000	74,468

3.60%, 4/1/2040	138,000	146,499

4.00%, 7/15/2046	31,000	34,140

3.60%, 4/1/2050	186,000	194,002

3.95%, 3/25/2051	30,000	33,132

		1,234,605

Specialty Retail — 1.3%

AutoZone, Inc. 1.65%, 1/15/2031	174,000	167,321

Home Depot, Inc. (The)

2.70%, 4/15/2030	78,000	83,720

3.30%, 4/15/2040	110,000	121,927

4.20%, 4/1/2043	30,000	37,069

3.13%, 12/15/2049	63,000	67,555

3.35%, 4/15/2050	20,000	22,255

3.50%, 9/15/2056	20,000	22,925

Lowe’s Cos., Inc.

3.10%, 5/3/2027	40,000	43,704

3.70%, 4/15/2046	107,000	119,516

4.05%, 5/3/2047	40,000	46,787

		732,779

Technology Hardware, Storage & Peripherals — 2.2%

Apple, Inc.

3.25%, 2/23/2026	80,000	87,620

2.90%, 9/12/2027	89,000	97,182

1.65%, 5/11/2030	40,000	39,842

3.85%, 5/4/2043	20,000	23,855

3.45%, 2/9/2045	107,000	120,664

4.65%, 2/23/2046	153,000	203,556

2.65%, 5/11/2050	20,000	19,823

2.65%, 2/8/2051	180,000	178,213

Dell International LLC

5.45%, 6/15/2023	224,000	241,410

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Technology Hardware, Storage & Peripherals — continued

6.02%, 6/15/2026	152,000	181,534

5.30%, 10/1/2029	40,000	48,698

		1,242,397

Thrifts & Mortgage Finance — 0.4%

Nationwide Building Society (United Kingdom) (ICE LIBOR USD 3 Month + 1.18%), 3.62%, 4/26/2023 (a) (b)	200,000	204,139

Tobacco — 2.0%

Altria Group, Inc.

2.85%, 8/9/2022	127,000	130,053

4.80%, 2/14/2029	146,000	169,817

5.38%, 1/31/2044	79,000	95,010

5.95%, 2/14/2049	50,000	64,927

BAT Capital Corp. (United Kingdom)

3.22%, 8/15/2024	170,000	180,396

4.39%, 8/15/2037	274,000	297,909

4.54%, 8/15/2047	98,000	105,035

Reynolds American, Inc. (United Kingdom) 4.45%, 6/12/2025	76,000	84,217

		1,127,364

Trading Companies & Distributors — 1.5%

Air Lease Corp.

3.00%, 9/15/2023	338,000	352,286

2.30%, 2/1/2025	146,000	150,875

2.88%, 1/15/2026	120,000	126,187

3.75%, 6/1/2026	78,000	85,222

3.25%, 10/1/2029	68,000	71,247

3.13%, 12/1/2030	60,000	61,504

		847,321

Water Utilities — 0.1%

American Water Capital Corp. 2.80%, 5/1/2030	63,000	67,380

Wireless Telecommunication Services — 1.8%

Rogers Communications, Inc. (Canada) 3.70%, 11/15/2049	47,000	49,895

T-Mobile USA, Inc.

3.50%, 4/15/2025	195,000	210,473

3.75%, 4/15/2027	117,000	129,492

3.88%, 4/15/2030	170,000	190,472

4.38%, 4/15/2040	25,000	29,126

4.50%, 4/15/2050	141,000	169,066

Vodafone Group plc (United Kingdom)

4.38%, 5/30/2028	68,000	79,106

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Corporate Bonds — continued

Wireless Telecommunication Services — continued

4.25%, 9/17/2050	146,000	171,833

		1,029,463

Total Corporate Bonds (Cost $53,171,930)		55,408,310

U.S. Treasury Obligations — 0.1%

U.S. Treasury Bonds

2.25%, 5/15/2041	30,000	32,100

1.88%, 2/15/2051	30,000	29,616

Total U.S. Treasury Obligations (Cost $59,062)		61,716

Asset-Backed Securities — 0.1%

Air Canada Pass-Through Trust (Canada) Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	25,392	25,808

United Airlines Pass-Through Trust Series 2019-2, Class AA, 2.70%, 5/1/2032	19,222	19,333

Total Asset-Backed Securities (Cost $43,935)		45,141

INVESTMENTS	SHARES	VALUE ($)

Short-Term Investments — 0.4%

Investment Companies — 0.4%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (d) (e) (Cost $208,379)	208,379	208,379

Total Investments — 99.4% (Cost $53,483,306)		55,723,546

Other Assets Less Liabilities — 0.6%		349,255

NET ASSETS — 100.0%		56,072,801

Percentages indicated are based on net assets.

Abbreviations

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2021.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of August 31, 2021.

Futures contracts outstanding as of August 31, 2021:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 5 Year Note	9	12/2021	USD	1,113,398	1,669
U.S. Treasury Long Bond	15	12/2021	USD	2,445,938	(6,353)

					(4,684)

Short Contracts
U.S. Treasury 2 Year Note	(2)	12/2021	USD	(440,672)	(4)
U.S. Treasury 10 Year Note	(4)	12/2021	USD	(533,687)	(1,258)
U.S. Treasury 10 Year Ultra Note	(14)	12/2021	USD	(2,071,563)	(6,404)
U.S. Treasury Ultra Bond	(3)	12/2021	USD	(592,500)	(2,725)

					(10,391)

					(15,075)

Abbreviations

USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	77

JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — 97.9%

Aerospace & Defense — 2.8%

Bombardier, Inc. (Canada)

7.50%, 12/1/2024 (a)	991,000	1,032,919

7.88%, 4/15/2027 (a)	4,021,000	4,215,818

6.00%, 2/15/2028 (a)	2,000,000	2,017,160

BWX Technologies, Inc. 4.13%, 6/30/2028 (a)	625,000	642,188

Howmet Aerospace, Inc.

6.88%, 5/1/2025	3,624,000	4,283,133

5.95%, 2/1/2037	2,583,000	3,257,809

Rolls-Royce plc (United Kingdom) 5.75%, 10/15/2027 (a)	975,000	1,069,282

Spirit AeroSystems, Inc.

7.50%, 4/15/2025 (a)	3,241,000	3,431,409

4.60%, 6/15/2028	756,000	738,925

TransDigm, Inc.

6.25%, 3/15/2026 (a)	15,500,000	16,275,000

5.50%, 11/15/2027	4,797,000	4,905,988

Triumph Group, Inc.

8.88%, 6/1/2024 (a)	1,485,000	1,635,356

7.75%, 8/15/2025	1,485,000	1,485,550

		44,990,537

Air Freight & Logistics — 0.0% (b)

Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (a)	588,000	608,092

Airlines — 1.2%

Air Canada (Canada) 3.88%, 8/15/2026 (a)	1,500,000	1,507,500

American Airlines, Inc.

5.50%, 4/20/2026 (a)	4,903,844	5,168,652

5.75%, 4/20/2029 (a)	4,903,844	5,295,489

Delta Air Lines, Inc. 7.38%, 1/15/2026	2,142,000	2,521,782

Hawaiian Brand Intellectual Property Ltd.

5.75%, 1/20/2026 (a)	1,000,000	1,053,130

United Airlines, Inc.

4.38%, 4/15/2026 (a)	1,470,000	1,524,978

4.63%, 4/15/2029 (a)	1,470,000	1,525,125

		18,596,656

Auto Components — 2.2%

Adient Global Holdings Ltd. 4.88%, 8/15/2026 (a)	1,225,000	1,258,687

Allison Transmission, Inc. 5.88%, 6/1/2029 (a)	2,612,000	2,873,200

American Axle & Manufacturing, Inc. 6.50%, 4/1/2027	3,062,000	3,215,100

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Auto Components — continued

Clarios Global LP

6.25%, 5/15/2026 (a)	1,716,000	1,808,235

8.50%, 5/15/2027 (a)	1,226,000	1,308,755

Cooper-Standard Automotive, Inc.

13.00%, 6/1/2024 (a)	629,000	695,045

5.63%, 11/15/2026 (a)	1,779,000	1,496,584

Dana, Inc. 5.38%, 11/15/2027	1,435,000	1,513,925

Goodyear Tire & Rubber Co. (The)

5.00%, 5/31/2026	1,806,000	1,859,620

4.88%, 3/15/2027	1,491,000	1,600,305

5.00%, 7/15/2029 (a)	2,940,000	3,108,639

Icahn Enterprises LP

4.75%, 9/15/2024	601,000	623,140

6.25%, 5/15/2026	3,000,000	3,161,250

5.25%, 5/15/2027	4,049,000	4,205,696

IHO Verwaltungs GmbH (Germany) 6.38% (cash), 5/15/2029 (a) (c)	1,750,000	1,905,242

Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a)	588,000	608,974

Tenneco, Inc.

5.00%, 7/15/2026	1,919,000	1,917,522

7.88%, 1/15/2029 (a)	1,003,000	1,128,375

ZF North America Capital, Inc. (Germany)

4.75%, 4/29/2025 (a)	1,000,000	1,087,500

		35,375,794

Automobiles — 0.3%

Ford Motor Co.

8.50%, 4/21/2023	1,501,000	1,659,543

7.45%, 7/16/2031	1,799,000	2,367,322

PM General Purchaser LLC 9.50%, 10/1/2028 (a)	1,530,000	1,663,722

		5,690,587

Banks — 0.6%

CIT Group, Inc. 6.13%, 3/9/2028	2,769,000	3,396,400

UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 5.46%, 6/30/2035 (a) (d)	5,500,000	6,078,663

		9,475,063

Beverages — 0.1%

Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	1,470,000	1,454,903

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Building Products — 1.7%

Builders FirstSource, Inc. 6.75%, 6/1/2027 (a)	2,636,000	2,813,930

Forterra Finance LLC 6.50%, 7/15/2025 (a)	1,240,000	1,328,350

Griffon Corp. 5.75%, 3/1/2028	2,429,000	2,577,631

James Hardie International Finance DAC 5.00%, 1/15/2028 (a)	1,900,000	2,009,250

JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	2,986,000	3,112,905

Masonite International Corp. 5.38%, 2/1/2028 (a)	1,487,000	1,579,967

PGT Innovations, Inc. 6.75%, 8/1/2026 (a)	870,000	912,804

Standard Industries, Inc.

5.00%, 2/15/2027 (a)	577,000	596,474

4.75%, 1/15/2028 (a)	7,559,000	7,848,320

Summit Materials LLC

6.50%, 3/15/2027 (a)	2,150,000	2,257,500

5.25%, 1/15/2029 (a)	1,600,000	1,694,000

		26,731,131

Capital Markets — 1.4%

Deutsche Bank AG (Germany) (SOFR + 5.44%), 5.88%, 7/8/2031 (d)	7,000,000	8,246,296

LPL Holdings, Inc.

4.63%, 11/15/2027 (a)	4,042,000	4,188,522

4.00%, 3/15/2029 (a)	1,470,000	1,501,311

MSCI, Inc.

5.38%, 5/15/2027 (a)	1,484,000	1,583,873

4.00%, 11/15/2029 (a)	3,495,000	3,739,650

3.88%, 2/15/2031 (a)	3,020,000	3,223,850

		22,483,502

Chemicals — 2.4%

Avient Corp. 5.75%, 5/15/2025 (a)	1,173,000	1,238,102

Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	2,400,000	2,519,904

CF Industries, Inc. 5.38%, 3/15/2044	1,190,000	1,548,630

Chemours Co. (The) 5.75%, 11/15/2028 (a)	3,015,000	3,195,900

Consolidated Energy Finance SA (Switzerland)

6.88%, 6/15/2025 (a)	600,000	619,500

CVR Partners LP

9.25%, 6/15/2023 (a)	310,000	310,387

6.13%, 6/15/2028 (a)	982,000	1,004,095

Element Solutions, Inc. 3.88%, 9/1/2028 (a)	1,964,000	2,003,280

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Chemicals — continued

Hexion, Inc. 7.88%, 7/15/2027 (a)	2,452,000	2,605,250

INEOS Group Holdings SA (Luxembourg) 5.63%, 8/1/2024 (a)	200,000	200,250

INEOS Quattro Finance 2 plc (United Kingdom) 3.38%, 1/15/2026 (a)	1,000,000	1,012,500

Ingevity Corp. 3.88%, 11/1/2028 (a)	1,515,000	1,520,681

Methanex Corp. (Canada) 5.25%, 12/15/2029	1,738,000	1,895,863

OCI NV (Netherlands)

5.25%, 11/1/2024 (a)	1,205,000	1,242,656

4.63%, 10/15/2025 (a)	600,000	628,200

Olin Corp.

5.13%, 9/15/2027	868,000	901,635

5.63%, 8/1/2029	1,480,000	1,633,254

Rain CII Carbon LLC 7.25%, 4/1/2025 (a)	2,411,000	2,492,950

SCIH Salt Holdings, Inc. 4.88%, 5/1/2028 (a)	982,000	989,169

Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	938,000	980,210

Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	1,530,000	1,560,600

Tronox, Inc. 6.50%, 5/1/2025 (a)	3,338,000	3,521,590

Valvoline, Inc. 4.25%, 2/15/2030 (a)	1,470,000	1,525,125

Venator Finance SARL

9.50%, 7/1/2025 (a)	800,000	888,000

5.75%, 7/15/2025 (a)	1,000,000	943,750

W.R. Grace & Co.-Conn. 4.88%, 6/15/2027 (a)	868,000	900,550

WR Grace Holdings LLC 5.63%, 8/15/2029 (a)	1,000,000	1,041,250

		38,923,281

Commercial Services & Supplies — 3.1%

ACCO Brands Corp. 4.25%, 3/15/2029 (a)	997,000	1,001,835

ADT Security Corp. (The)

4.13%, 6/15/2023	1,219,000	1,281,474

4.88%, 7/15/2032 (a)	2,087,000	2,118,159

Allied Universal Holdco LLC

6.63%, 7/15/2026 (a)	5,018,000	5,362,987

9.75%, 7/15/2027 (a)	2,128,000	2,327,500

6.00%, 6/1/2029 (a)	2,000,000	1,999,820

Aramark Services, Inc.

6.38%, 5/1/2025 (a)	612,000	647,833

5.00%, 2/1/2028 (a)	612,000	636,368

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	79

JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Commercial Services & Supplies — continued

Brink’s Co. (The) 4.63%, 10/15/2027 (a)	1,800,000	1,890,594

CoreCivic, Inc.

4.63%, 5/1/2023	982,000	997,388

8.25%, 4/15/2026	982,000	1,036,599

Covanta Holding Corp. 6.00%, 1/1/2027	612,000	633,420

Garda World Security Corp. (Canada)

4.63%, 2/15/2027 (a)	1,832,000	1,836,580

9.50%, 11/1/2027 (a)	2,107,000	2,294,502

GFL Environmental, Inc. (Canada)

4.25%, 6/1/2025 (a)	1,750,000	1,815,625

5.13%, 12/15/2026 (a)	2,696,000	2,844,280

Madison IAQ LLC 5.88%, 6/30/2029 (a)	2,476,000	2,534,805

Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025 (a)	1,531,000	1,569,275

Nielsen Finance LLC

5.63%, 10/1/2028 (a)	5,226,000	5,493,833

5.88%, 10/1/2030 (a)	1,967,000	2,112,066

Prime Security Services Borrower LLC

5.25%, 4/15/2024 (a)	1,851,000	1,971,315

5.75%, 4/15/2026 (a)	5,433,000	5,877,623

6.25%, 1/15/2028 (a)	1,485,000	1,538,831

Stericycle, Inc. 3.88%, 1/15/2029 (a)	612,000	622,839

		50,445,551

Communications Equipment — 1.1%

Avaya, Inc. 6.13%, 9/15/2028 (a)	991,000	1,045,505

CommScope Technologies LLC

6.00%, 6/15/2025 (a)	2,438,000	2,479,446

5.00%, 3/15/2027 (a)	4,000,000	3,938,150

CommScope, Inc.

6.00%, 3/1/2026 (a)	3,011,000	3,159,141

8.25%, 3/1/2027 (a)	4,205,000	4,432,911

Nokia OYJ (Finland)

4.38%, 6/12/2027	612,000	678,977

6.63%, 5/15/2039	612,000	853,795

Viasat, Inc. 6.50%, 7/15/2028 (a)	612,000	645,532

		17,233,457

Construction & Engineering — 0.5%

AECOM 5.13%, 3/15/2027	1,480,000	1,653,130

Artera Services LLC 9.03%, 12/4/2025 (a)	1,000,000	1,092,500

Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	1,226,000	1,251,685

MasTec, Inc. 4.50%, 8/15/2028 (a)	1,470,000	1,547,175

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Construction & Engineering — continued

Pike Corp. 5.50%, 9/1/2028 (a)	1,000,000	1,016,250

Weekley Homes LLC 4.88%, 9/15/2028 (a)	982,000	1,017,598

		7,578,338

Consumer Finance — 4.4%

Ally Financial, Inc. 5.75%, 11/20/2025	1,000,000	1,145,642

Curo Group Holdings Corp. 7.50%, 8/1/2028 (a)	1,982,000	1,976,896

Ford Motor Credit Co. LLC

5.58%, 3/18/2024	7,950,000	8,605,875

5.13%, 6/16/2025	6,225,000	6,831,938

4.13%, 8/17/2027	17,950,000	19,206,500

4.00%, 11/13/2030	2,050,000	2,162,750

Global Aircraft Leasing Co. Ltd. (Cayman Islands) 7.25% (PIK), 9/15/2024 (a) (c)	2,967,282	2,839,730

Navient Corp.

7.25%, 9/25/2023	3,300,000	3,625,471

5.88%, 10/25/2024	3,531,000	3,847,730

OneMain Finance Corp.

6.13%, 3/15/2024	7,202,000	7,742,150

7.13%, 3/15/2026	10,790,000	12,610,813

		70,595,495

Containers & Packaging — 1.7%

Ardagh Metal Packaging Finance USA LLC

3.25%, 9/1/2028 (a)	600,000	604,500

4.00%, 9/1/2029 (a)	1,000,000	1,019,250

Ardagh Packaging Finance plc

5.25%, 4/30/2025 (a)	410,000	428,963

4.13%, 8/15/2026 (a)	1,500,000	1,559,550

5.25%, 8/15/2027 (a)	3,725,000	3,855,375

Ball Corp. 5.25%, 7/1/2025	612,000	691,560

Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	1,700,000	1,812,217

Graphic Packaging International LLC 4.75%, 7/15/2027 (a)	1,442,000	1,559,869

LABL, Inc. 6.75%, 7/15/2026 (a)	1,226,000	1,287,300

Mauser Packaging Solutions Holding Co.

5.50%, 4/15/2024 (a)	2,717,000	2,737,378

7.25%, 4/15/2025 (a)	3,644,000	3,602,276

Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	2,171,000	2,341,597

Reynolds Group Issuer, Inc. 4.00%, 10/15/2027 (a)	2,322,000	2,321,094

Sealed Air Corp. 6.88%, 7/15/2033 (a)	1,500,000	1,962,000

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Containers & Packaging — continued

Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (a) (e)	1,275,000	1,343,442

		27,126,371

Distributors — 0.3%

American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	1,344,000	1,388,218

Wolverine Escrow LLC

8.50%, 11/15/2024 (a)	1,664,000	1,580,800

9.00%, 11/15/2026 (a)	1,882,000	1,806,720

		4,775,738

Diversified Consumer Services — 0.0% (b)

Service Corp. International 5.13%, 6/1/2029	585,000	637,913

Diversified Financial Services — 0.3%

MPH Acquisition Holdings LLC 5.75%, 11/1/2028 (a)	1,000,000	955,000

Sabre GLBL, Inc. 9.25%, 4/15/2025 (a)	2,452,000	2,825,930

Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	982,000	1,037,237

		4,818,167

Diversified Telecommunication Services — 6.1%

Altice France Holding SA (Luxembourg)

10.50%, 5/15/2027 (a)	2,500,000	2,746,875

6.00%, 2/15/2028 (a)	3,750,000	3,717,187

Altice France SA (France)

7.38%, 5/1/2026 (a)	278,000	288,556

5.50%, 1/15/2028 (a)	9,110,000	9,371,912

5.13%, 1/15/2029 (a)	4,100,000	4,129,930

CCO Holdings LLC

5.75%, 2/15/2026 (a)	2,999,000	3,085,221

5.13%, 5/1/2027 (a)	5,506,000	5,752,724

5.38%, 6/1/2029 (a)	9,663,000	10,556,828

4.75%, 3/1/2030 (a)	14,753,000	15,609,854

Cincinnati Bell, Inc. 7.00%, 7/15/2024 (a)	1,231,000	1,254,081

Embarq Corp. 8.00%, 6/1/2036	2,393,000	2,518,633

Frontier Communications Holdings LLC

5.88%, 10/15/2027 (a)	2,723,000	2,910,833

5.00%, 5/1/2028 (a)	3,060,000	3,197,700

6.75%, 5/1/2029 (a)	982,000	1,050,936

Level 3 Financing, Inc. 4.63%, 9/15/2027 (a)	1,526,000	1,573,688

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Diversified Telecommunication Services — continued

Lumen Technologies, Inc.

Series Y, 7.50%, 4/1/2024	592,000	658,600

4.00%, 2/15/2027 (a)	2,500,000	2,565,625

Sprint Capital Corp.

6.88%, 11/15/2028	6,043,000	7,876,930

8.75%, 3/15/2032	3,060,000	4,686,145

Switch Ltd. 3.75%, 9/15/2028 (a)	1,750,000	1,780,467

Telecom Italia Capital SA (Italy)

6.00%, 9/30/2034	982,000	1,116,730

7.72%, 6/4/2038	3,000,000	3,892,050

Telecom Italia SpA (Italy) 5.30%, 5/30/2024 (a)	1,251,000	1,358,211

Virgin Media Secured Finance plc (United Kingdom)

5.50%, 5/15/2029 (a)	2,120,000	2,271,050

4.50%, 8/15/2030 (a)	2,465,000	2,500,250

Zayo Group Holdings, Inc.

4.00%, 3/1/2027 (a)	1,193,000	1,179,519

6.13%, 3/1/2028 (a)	750,000	763,125

		98,413,660

Electric Utilities — 2.2%

FirstEnergy Corp.

Series B, 4.75%, 3/15/2023 (e)	982,000	1,022,458

Series C, 7.38%, 11/15/2031	1,530,000	2,136,844

Series C, 5.35%, 7/15/2047 (e)	1,530,000	1,914,948

NextEra Energy Operating Partners LP 4.50%, 9/15/2027 (a)	2,206,000	2,376,965

NRG Energy, Inc.

6.63%, 1/15/2027	1,295,000	1,343,200

5.75%, 1/15/2028	1,205,000	1,287,844

5.25%, 6/15/2029 (a)	5,857,000	6,358,945

3.63%, 2/15/2031 (a)	3,030,000	3,083,025

PG&E Corp. 5.25%, 7/1/2030	6,352,000	6,256,720

Vistra Operations Co. LLC

5.50%, 9/1/2026 (a)	918,000	944,209

5.63%, 2/15/2027 (a)	8,164,000	8,501,255

		35,226,413

Electrical Equipment — 0.1%

EnerSys 5.00%, 4/30/2023 (a)	1,168,000	1,214,720

Electronic Equipment, Instruments & Components — 0.4%

Sensata Technologies, Inc.

4.38%, 2/15/2030 (a)	3,959,000	4,246,028

3.75%, 2/15/2031 (a)	3,000,000	3,015,000

		7,261,028

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	81

JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Energy Equipment & Services — 0.9%

Archrock Partners LP 6.88%, 4/1/2027 (a)	1,832,000	1,902,990

Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	1,224,000	1,138,320

Nabors Industries, Inc. 5.75%, 2/1/2025	2,965,000	2,501,719

Oceaneering International, Inc. 4.65%, 11/15/2024	1,216,000	1,238,837

Precision Drilling Corp. (Canada) 7.13%, 1/15/2026 (a)	738,000	754,605

TechnipFMC plc (United Kingdom) 6.50%, 2/1/2026 (a)	2,125,000	2,257,415

Transocean Guardian Ltd. 5.88%, 1/15/2024 (a)	1,210,690	1,150,155

Transocean Pontus Ltd. 6.13%, 8/1/2025 (a)	1,001,650	991,634

Transocean, Inc. 11.50%, 1/30/2027 (a)	991,000	998,314

USA Compression Partners LP 6.88%, 4/1/2026	868,000	901,895

Weatherford International Ltd. 8.75%, 9/1/2024 (a)	1,216,457	1,265,115

		15,100,999

Entertainment — 1.9%

Cinemark USA, Inc.

8.75%, 5/1/2025 (a)	918,000	994,770

5.25%, 7/15/2028 (a)	1,750,000	1,662,500

Live Nation Entertainment, Inc.

4.88%, 11/1/2024 (a)	2,203,000	2,233,291

6.50%, 5/15/2027 (a)	4,455,000	4,911,638

Netflix, Inc.

5.88%, 2/15/2025	4,844,000	5,558,490

5.88%, 11/15/2028	10,605,000	13,150,200

WMG Acquisition Corp.

3.88%, 7/15/2030 (a)	1,201,000	1,265,578

3.00%, 2/15/2031 (a)	898,000	884,530

		30,660,997

Equity Real Estate Investment Trusts (REITs) — 3.3%

Brookfield Property REIT, Inc. 5.75%, 5/15/2026 (a)	1,732,000	1,790,455

HAT Holdings I LLC

3.38%, 6/15/2026 (a)	1,500,000	1,528,575

3.75%, 9/15/2030 (a)	1,232,000	1,257,724

Iron Mountain, Inc. 4.88%, 9/15/2027 (a)	2,420,000	2,519,825

iStar, Inc. 4.75%, 10/1/2024	3,304,000	3,506,535

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Equity Real Estate Investment Trusts (REITs) — continued

MGM Growth Properties Operating Partnership LP

5.63%, 5/1/2024	3,665,000	3,994,850

5.75%, 2/1/2027	3,368,000	3,877,037

3.88%, 2/15/2029 (a)	1,964,000	2,081,840

MPT Operating Partnership LP 4.63%, 8/1/2029	5,069,000	5,419,610

Park Intermediate Holdings LLC

7.50%, 6/1/2025 (a)	982,000	1,050,740

5.88%, 10/1/2028 (a)	4,416,000	4,703,040

RHP Hotel Properties LP 4.75%, 10/15/2027	3,800,000	3,958,984

SBA Communications Corp. 3.88%, 2/15/2027	1,470,000	1,527,742

Uniti Group LP

7.88%, 2/15/2025 (a)	2,673,000	2,856,769

6.50%, 2/15/2029 (a)	3,467,000	3,613,238

VICI Properties LP

3.50%, 2/15/2025 (a)	893,000	915,325

4.25%, 12/1/2026 (a)	4,275,000	4,490,535

4.63%, 12/1/2029 (a)	3,641,000	3,959,587

		53,052,411

Food & Staples Retailing — 1.6%

Albertsons Cos., Inc.

4.63%, 1/15/2027 (a)	7,245,000	7,670,644

5.88%, 2/15/2028 (a)	3,325,000	3,566,062

4.88%, 2/15/2030 (a)	2,712,000	2,959,470

Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	4,455,000	4,638,769

Rite Aid Corp.

7.50%, 7/1/2025 (a)	635,000	653,065

8.00%, 11/15/2026 (a)	4,579,000	4,721,636

US Foods, Inc. 6.25%, 4/15/2025 (a)	849,000	894,634

		25,104,280

Food Products — 2.7%

B&G Foods, Inc.

5.25%, 4/1/2025	936,000	960,570

5.25%, 9/15/2027	2,419,000	2,512,132

JBS USA LUX SA

6.75%, 2/15/2028 (a)	3,866,000	4,235,203

6.50%, 4/15/2029 (a)	2,979,000	3,373,717

Kraft Heinz Foods Co.

3.88%, 5/15/2027	3,256,000	3,588,781

5.00%, 7/15/2035	1,000,000	1,239,951

4.38%, 6/1/2046	4,810,000	5,577,016

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Food Products — continued

Lamb Weston Holdings, Inc.

4.88%, 11/1/2026 (a)	577,000	593,518

4.88%, 5/15/2028 (a)	4,186,000	4,655,261

Pilgrim’s Pride Corp. 5.88%, 9/30/2027 (a)	2,336,000	2,493,143

Post Holdings, Inc.

5.75%, 3/1/2027 (a)	3,031,000	3,172,548

5.50%, 12/15/2029 (a)	10,897,000	11,673,411

		44,075,251

Gas Utilities — 0.4%

AmeriGas Partners LP 5.88%, 8/20/2026	2,400,000	2,700,000

Suburban Propane Partners LP 5.00%, 6/1/2031 (a)	1,964,000	2,022,920

Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	1,435,000	1,486,373

		6,209,293

Health Care Equipment & Supplies — 0.5%

Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	2,679,000	2,832,775

Hill-Rom Holdings, Inc. 4.38%, 9/15/2027 (a)	628,000	657,830

Hologic, Inc. 3.25%, 2/15/2029 (a)	2,112,000	2,164,166

Teleflex, Inc. 4.25%, 6/1/2028 (a)	1,771,000	1,844,054

		7,498,825

Health Care Providers & Services — 5.5%

Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (a)	1,234,000	1,301,870

Centene Corp.

4.25%, 12/15/2027	5,104,000	5,391,100

4.63%, 12/15/2029	7,582,000	8,316,620

3.38%, 2/15/2030	3,060,000	3,197,700

Community Health Systems, Inc.

8.00%, 3/15/2026 (a)	2,421,000	2,591,559

5.63%, 3/15/2027 (a)	3,030,000	3,196,650

6.88%, 4/15/2029 (a)	1,000,000	1,038,750

DaVita, Inc.

4.63%, 6/1/2030 (a)	3,894,000	4,069,853

3.75%, 2/15/2031 (a)	1,530,000	1,511,969

Encompass Health Corp.

4.50%, 2/1/2028	1,530,000	1,602,675

4.75%, 2/1/2030	2,699,000	2,877,782

Envision Healthcare Corp. 8.75%, 10/15/2026 (a)	827,000	698,815

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Health Care Providers & Services — continued

HCA, Inc.

5.38%, 9/1/2026	3,056,000	3,525,249

5.63%, 9/1/2028	7,533,000	8,983,102

5.88%, 2/1/2029	5,407,000	6,555,988

Legacy LifePoint Health LLC 4.38%, 2/15/2027 (a)	608,000	606,480

MEDNAX, Inc. 6.25%, 1/15/2027 (a)	894,000	942,053

Molina Healthcare, Inc. 4.38%, 6/15/2028 (a)	2,806,000	2,942,792

Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	1,204,000	1,291,290

RegionalCare Hospital Partners Holdings, Inc. 9.75%, 12/1/2026 (a)	585,000	622,294

Select Medical Corp. 6.25%, 8/15/2026 (a)	916,000	968,670

Tenet Healthcare Corp.

6.75%, 6/15/2023	1,533,000	1,661,389

4.88%, 1/1/2026 (a)	3,982,000	4,130,529

6.25%, 2/1/2027 (a)	3,641,000	3,795,742

5.13%, 11/1/2027 (a)	11,494,000	12,097,435

4.63%, 6/15/2028 (a)	1,530,000	1,583,550

6.13%, 10/1/2028 (a)	1,530,000	1,615,152

6.88%, 11/15/2031	1,507,000	1,710,445

		88,827,503

Health Care Technology — 0.2%

IQVIA, Inc. 5.00%, 5/15/2027 (a)	3,176,000	3,318,698

Hotels, Restaurants & Leisure — 7.8%

1011778 BC ULC (Canada)

3.88%, 1/15/2028 (a)	4,535,000	4,591,688

4.38%, 1/15/2028 (a)	1,500,000	1,522,500

Boyd Gaming Corp. 4.75%, 12/1/2027	4,529,000	4,670,531

Caesars Resort Collection LLC

5.75%, 7/1/2025 (a)	3,357,000	3,527,368

5.25%, 10/15/2025 (a)	3,353,000	3,400,612

Carnival Corp.

11.50%, 4/1/2023 (a)	518,000	581,597

9.88%, 8/1/2027 (a)	7,948,000	9,160,070

Cedar Fair LP

5.50%, 5/1/2025 (a)	3,336,000	3,477,780

5.25%, 7/15/2029	1,379,000	1,412,620

Churchill Downs, Inc. 5.50%, 4/1/2027 (a)	1,174,000	1,219,492

Golden Nugget, Inc. 6.75%, 10/15/2024 (a)	982,000	984,259

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	83

JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Hotels, Restaurants & Leisure — continued

Hilton Domestic Operating Co., Inc.

5.75%, 5/1/2028 (a)	1,470,000	1,587,865

4.88%, 1/15/2030	4,845,000	5,208,375

Hilton Grand Vacations Borrower Escrow LLC 5.00%, 6/1/2029 (a)	1,000,000	1,012,500

Hilton Worldwide Finance LLC 4.88%, 4/1/2027	3,488,000	3,618,486

International Game Technology plc

6.50%, 2/15/2025 (a)	3,230,000	3,601,450

5.25%, 1/15/2029 (a)	3,170,000	3,383,975

IRB Holding Corp. 7.00%, 6/15/2025 (a)	2,707,000	2,894,595

Life Time, Inc. 5.75%, 1/15/2026 (a)	982,000	1,006,550

Marriott Ownership Resorts, Inc.

6.13%, 9/15/2025 (a)	629,000	661,236

6.50%, 9/15/2026	214,000	221,298

4.75%, 1/15/2028	1,531,000	1,553,965

Melco Resorts Finance Ltd. (Hong Kong)

5.75%, 7/21/2028 (a)	750,000	781,312

5.38%, 12/4/2029 (a)	750,000	777,143

MGM China Holdings Ltd. (Macau) 5.88%, 5/15/2026 (a)	750,000	785,766

MGM Resorts International

6.00%, 3/15/2023	1,171,000	1,239,796

5.50%, 4/15/2027	3,337,000	3,632,158

Midwest Gaming Borrower LLC 4.88%, 5/1/2029 (a)	1,470,000	1,481,025

NCL Corp. Ltd.

12.25%, 5/15/2024 (a)	918,000	1,083,240

10.25%, 2/1/2026 (a)	982,000	1,134,406

Peninsula Pacific Entertainment LLC 8.50%, 11/15/2027 (a)	738,000	788,737

Premier Entertainment Sub LLC 5.63%, 9/1/2029 (a)	1,000,000	1,025,310

Royal Caribbean Cruises Ltd. 11.50%, 6/1/2025 (a)	4,480,000	5,157,600

Scientific Games International, Inc.

5.00%, 10/15/2025 (a)	4,507,000	4,635,675

8.25%, 3/15/2026 (a)	1,480,000	1,574,169

7.25%, 11/15/2029 (a)	982,000	1,096,157

Six Flags Entertainment Corp. 5.50%, 4/15/2027 (a)	1,803,000	1,866,105

Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	2,394,000	2,558,587

Station Casinos LLC 4.50%, 2/15/2028 (a)	1,504,000	1,526,560

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Hotels, Restaurants & Leisure — continued

Travel + Leisure Co.

6.63%, 7/31/2026 (a)	982,000	1,118,596

6.00%, 4/1/2027 (e)	889,000	983,456

Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	916,000	975,998

VOC Escrow Ltd. 5.00%, 2/15/2028 (a)	1,506,000	1,489,058

Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	982,000	1,016,066

Wynn Las Vegas LLC

4.25%, 5/30/2023 (a)	624,000	640,243

5.50%, 3/1/2025 (a)	4,633,000	4,910,980

5.25%, 5/15/2027 (a)	1,174,000	1,232,700

Wynn Macau Ltd. (Macau)

4.88%, 10/1/2024 (a)	1,000,000	1,005,500

5.63%, 8/26/2028 (a)	4,500,000	4,558,320

5.13%, 12/15/2029 (a)	1,000,000	993,750

Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	3,358,000	3,492,320

Yum! Brands, Inc.

4.75%, 1/15/2030 (a)	10,206,000	11,264,872

6.88%, 11/15/2037	877,000	1,137,908

		125,262,325

Household Durables — 0.5%

Brookfield Residential Properties, Inc. (Canada) 6.25%, 9/15/2027 (a)	1,594,000	1,682,336

KB Home 4.80%, 11/15/2029	982,000	1,087,565

M/I Homes, Inc. 4.95%, 2/1/2028	594,000	622,215

Meritage Homes Corp. 5.13%, 6/6/2027	868,000	981,450

Newell Brands, Inc. 4.70%, 4/1/2026 (e)	982,000	1,097,385

Taylor Morrison Communities, Inc. 5.88%, 6/15/2027 (a)	1,171,000	1,326,157

Toll Brothers Finance Corp. 4.88%, 3/15/2027	868,000	984,095

		7,781,203

Household Products — 0.4%

Central Garden & Pet Co.

5.13%, 2/1/2028	590,000	625,931

4.13%, 10/15/2030	625,000	641,300

Energizer Holdings, Inc. 4.75%, 6/15/2028 (a)	2,838,000	2,916,045

Spectrum Brands, Inc. 5.50%, 7/15/2030 (a)	2,694,000	2,892,682

		7,075,958

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Independent Power and Renewable Electricity Producers — 0.4%

Calpine Corp.

5.25%, 6/1/2026 (a)	636,000	655,875

4.50%, 2/15/2028 (a)	4,831,000	4,975,930

Clearway Energy Operating LLC 4.75%, 3/15/2028 (a)	880,000	931,656

		6,563,461

Insurance — 0.6%

Alliant Holdings Intermediate LLC

4.25%, 10/15/2027 (a)	1,000,000	1,002,500

6.75%, 10/15/2027 (a)	1,982,000	2,061,280

HUB International Ltd. 7.00%, 5/1/2026 (a)	2,144,000	2,218,182

NFP Corp.

4.88%, 8/15/2028 (a)	600,000	610,500

6.88%, 8/15/2028 (a)	4,050,000	4,156,313

		10,048,775

Interactive Media & Services — 0.1%

Rackspace Technology Global, Inc.

3.50%, 2/15/2028 (a)	488,000	468,480

5.38%, 12/1/2028 (a)	488,000	482,988

TripAdvisor, Inc. 7.00%, 7/15/2025 (a)	982,000	1,038,563

		1,990,031

Internet & Direct Marketing Retail — 0.3%

Go Daddy Operating Co. LLC 5.25%, 12/1/2027 (a)	914,000	963,539

Match Group Holdings II LLC 4.63%, 6/1/2028 (a)	612,000	639,050

Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	750,000	770,408

Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	1,504,000	1,631,840

QVC, Inc. 4.75%, 2/15/2027	1,169,000	1,252,361

		5,257,198

IT Services — 0.9%

Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	982,000	999,185

Arches Buyer, Inc.

4.25%, 6/1/2028 (a)	2,142,000	2,176,808

6.13%, 12/1/2028 (a)	2,142,000	2,210,822

Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	918,000	929,475

Booz Allen Hamilton, Inc. 3.88%, 9/1/2028 (a)	1,226,000	1,263,712

Gartner, Inc. 4.50%, 7/1/2028 (a)	3,922,000	4,152,417

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

IT Services — continued

Presidio Holdings, Inc.

4.88%, 2/1/2027 (a)	2,079,000	2,151,765

8.25%, 2/1/2028 (a)	1,209,000	1,311,523

		15,195,707

Leisure Products — 0.1%

Mattel, Inc. 5.88%, 12/15/2027 (a)	1,009,000	1,101,071

Machinery — 0.5%

Hillenbrand, Inc. 3.75%, 3/1/2031	1,000,000	1,007,500

RBS Global, Inc. 4.88%, 12/15/2025 (a)	879,000	896,580

Terex Corp. 5.00%, 5/15/2029 (a)	1,226,000	1,288,832

Titan Acquisition Ltd. (Canada) 7.75%, 4/15/2026 (a)	1,000,000	1,027,700

TK Elevator US Newco, Inc. (Germany) 5.25%, 7/15/2027 (a)	3,000,000	3,169,710

		7,390,322

Media — 7.3%

Altice Financing SA (Luxembourg)

5.00%, 1/15/2028 (a)	1,250,000	1,249,000

5.75%, 8/15/2029 (a)	1,000,000	1,026,910

AMC Networks, Inc.

5.00%, 4/1/2024	313,000	316,913

4.75%, 8/1/2025	1,000,000	1,025,000

4.25%, 2/15/2029	1,000,000	992,500

Clear Channel Outdoor Holdings, Inc. 7.50%, 6/1/2029 (a)	5,886,000	6,092,010

Clear Channel Worldwide Holdings, Inc.

5.13%, 8/15/2027 (a)	4,806,000	4,947,056

CSC Holdings LLC

5.50%, 4/15/2027 (a)	3,775,000	3,949,131

7.50%, 4/1/2028 (a)	2,000,000	2,190,000

6.50%, 2/1/2029 (a)	8,500,000	9,381,875

3.38%, 2/15/2031 (a)	3,050,000	2,901,496

DIRECTV Holdings LLC 5.88%, 8/15/2027 (a)	2,250,000	2,351,250

DISH DBS Corp.

5.88%, 11/15/2024	8,747,000	9,403,025

7.75%, 7/1/2026	2,413,000	2,763,971

7.38%, 7/1/2028	1,470,000	1,581,907

5.13%, 6/1/2029 (a)	1,000,000	994,980

Gray Television, Inc.

7.00%, 5/15/2027 (a)	1,122,000	1,203,345

4.75%, 10/15/2030 (a)	1,082,000	1,069,341

iHeartCommunications, Inc.

6.38%, 5/1/2026	4,248,067	4,487,021

8.38%, 5/1/2027	5,254,543	5,581,901

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	85

JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Media — continued

Lamar Media Corp. 3.75%, 2/15/2028	1,009,000	1,036,667

LCPR Senior Secured Financing DAC

6.75%, 10/15/2027 (a)	2,905,000	3,104,719

5.13%, 7/15/2029 (a)	1,000,000	1,035,000

Liberty Interactive LLC 8.25%, 2/1/2030	982,000	1,104,750

Mav Acquisition Corp.

5.75%, 8/1/2028 (a)	750,000	747,187

8.00%, 8/1/2029 (a)	500,000	491,250

Meredith Corp.

6.50%, 7/1/2025 (a)	898,000	967,595

6.88%, 2/1/2026	3,124,000	3,237,245

National CineMedia LLC 5.88%, 4/15/2028 (a)	1,189,000	1,037,403

News Corp. 3.88%, 5/15/2029 (a)	1,964,000	2,019,483

Nexstar Media, Inc.

5.63%, 7/15/2027 (a)	4,536,000	4,815,871

4.75%, 11/1/2028 (a)	3,908,000	4,063,460

Outfront Media Capital LLC

6.25%, 6/15/2025 (a)	982,000	1,042,982

5.00%, 8/15/2027 (a)	1,615,000	1,665,049

Radiate Holdco LLC

4.50%, 9/15/2026 (a)	506,000	526,862

6.50%, 9/15/2028 (a)	506,000	516,120

Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	1,485,000	1,492,811

Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	3,220,000	3,305,459

Sinclair Television Group, Inc. 5.50%, 3/1/2030 (a)	883,000	865,252

Sirius XM Radio, Inc.

5.00%, 8/1/2027 (a)	2,997,000	3,143,104

5.50%, 7/1/2029 (a)	3,295,000	3,608,025

4.13%, 7/1/2030 (a)	3,592,000	3,677,184

Summer BC Bidco B LLC 5.50%, 10/31/2026 (a)	1,250,000	1,267,187

TEGNA, Inc. 5.00%, 9/15/2029	905,000	958,078

Univision Communications, Inc.

5.13%, 2/15/2025 (a)	918,000	934,065

6.63%, 6/1/2027 (a)	991,000	1,073,055

Ziggo Bond Co. BV (Netherlands) 5.13%, 2/28/2030 (a)	3,000,000	3,080,100

Ziggo BV (Netherlands) 5.50%, 1/15/2027 (a)	2,515,000	2,599,479

		116,924,074

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Metals & Mining — 2.9%

Alcoa Nederland Holding BV 6.13%, 5/15/2028 (a)	2,150,000	2,338,125

Allegheny Technologies, Inc.

7.88%, 8/15/2023 (e)	822,000	885,705

5.88%, 12/1/2027	2,696,000	2,827,430

Arconic Corp. 6.13%, 2/15/2028 (a)	3,132,000	3,347,920

Big River Steel LLC 6.63%, 1/31/2029 (a)	1,241,000	1,349,587

Carpenter Technology Corp. 6.38%, 7/15/2028	1,530,000	1,657,756

Cleveland-Cliffs, Inc.

9.88%, 10/17/2025 (a)	1,708,000	1,981,280

5.88%, 6/1/2027	1,435,000	1,499,575

4.63%, 3/1/2029 (a)	2,021,000	2,127,103

4.88%, 3/1/2031 (a)	1,000,000	1,075,000

Commercial Metals Co. 5.38%, 7/15/2027	868,000	917,511

Constellium SE 5.63%, 6/15/2028 (a)	2,500,000	2,643,750

FMG Resources August 2006 Pty. Ltd. (Australia)

5.13%, 5/15/2024 (a)	868,000	933,621

4.50%, 9/15/2027 (a)	868,000	941,780

Freeport-McMoRan, Inc.

4.55%, 11/14/2024	1,512,000	1,636,740

4.38%, 8/1/2028	3,060,000	3,243,600

4.63%, 8/1/2030	4,455,000	4,911,637

5.40%, 11/14/2034	2,970,000	3,724,217

5.45%, 3/15/2043	3,467,000	4,433,184

Kaiser Aluminum Corp.

4.63%, 3/1/2028 (a)	744,000	771,900

4.50%, 6/1/2031 (a)	744,000	770,970

Novelis Corp. 4.75%, 1/30/2030 (a)	1,500,000	1,597,500

United States Steel Corp. 6.25%, 3/15/2026	1,379,000	1,420,342

		47,036,233

Multiline Retail — 0.2%

NMG Holding Co., Inc. 7.13%, 4/1/2026 (a)	2,940,000	3,112,725

Oil, Gas & Consumable Fuels — 12.1%

Antero Midstream Partners LP

5.75%, 3/1/2027 (a)	3,426,000	3,528,780

5.75%, 1/15/2028 (a)	2,940,000	3,061,275

Antero Resources Corp.

8.38%, 7/15/2026 (a)	3,201,000	3,625,133

7.63%, 2/1/2029 (a)	1,320,000	1,452,000

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

Apache Corp.

4.38%, 10/15/2028	1,724,000	1,860,179

5.10%, 9/1/2040	5,296,000	5,891,800

Baytex Energy Corp. (Canada) 8.75%, 4/1/2027 (a)	1,524,000	1,493,520

Blue Racer Midstream LLC 7.63%, 12/15/2025 (a)	991,000	1,071,519

Buckeye Partners LP

4.15%, 7/1/2023	1,470,000	1,517,775

3.95%, 12/1/2026	2,450,000	2,527,273

4.50%, 3/1/2028 (a)	6,353,000	6,585,901

California Resources Corp. 7.13%, 2/1/2026 (a)	1,964,000	2,060,295

Cheniere Energy Partners LP 4.50%, 10/1/2029	11,044,000	11,899,910

Chesapeake Energy Corp. 5.50%, 2/1/2026 (a)	1,964,000	2,052,341

Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	1,505,000	1,579,498

Continental Resources, Inc.

4.50%, 4/15/2023	982,000	1,023,735

5.75%, 1/15/2031 (a)	1,806,000	2,201,062

CQP Holdco LP 5.50%, 6/15/2031 (a)	1,250,000	1,289,063

Crestwood Midstream Partners LP 5.63%, 5/1/2027 (a)	1,481,000	1,495,810

DCP Midstream Operating LP

5.38%, 7/15/2025	1,527,000	1,681,609

5.13%, 5/15/2029	1,824,000	2,024,640

DT Midstream, Inc. 4.13%, 6/15/2029 (a)	5,166,000	5,295,150

Encino Acquisition Partners Holdings LLC

8.50%, 5/1/2028 (a)	982,000	985,574

Endeavor Energy Resources LP 6.63%, 7/15/2025 (a)	710,000	752,920

EnLink Midstream Partners LP

4.15%, 6/1/2025	1,224,000	1,260,695

5.45%, 6/1/2047	1,224,000	1,152,849

EQM Midstream Partners LP

4.75%, 7/15/2023	336,000	351,624

4.00%, 8/1/2024	2,457,000	2,512,283

6.00%, 7/1/2025 (a)	5,312,000	5,736,960

5.50%, 7/15/2028	6,092,000	6,647,773

4.50%, 1/15/2029 (a)	1,515,000	1,537,725

6.50%, 7/15/2048	1,818,000	2,053,067

EQT Corp. 3.90%, 10/1/2027	1,435,000	1,549,197

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Oil, Gas & Consumable Fuels — continued

Genesis Energy LP

6.50%, 10/1/2025	1,250,000	1,225,000

8.00%, 1/15/2027	2,250,000	2,234,317

Hess Infrastructure Partners LP 5.63%, 2/15/2026 (a)	25,000	25,959

Hess Midstream Operations LP

5.63%, 2/15/2026 (a)	623,000	646,905

5.13%, 6/15/2028 (a)	622,000	651,545

Hilcorp Energy I LP 6.25%, 11/1/2028 (a)	987,000	1,019,956

ITT Holdings LLC 6.50%, 8/1/2029 (a)	991,000	1,010,820

Matador Resources Co. 5.88%, 9/15/2026	612,000	615,611

MEG Energy Corp. (Canada) 7.13%, 2/1/2027 (a)	982,000	1,033,319

Murphy Oil Corp.

5.75%, 8/15/2025	1,509,000	1,542,953

5.88%, 12/1/2027	622,000	646,880

6.37%, 12/1/2042 (e)	669,000	665,655

New Fortress Energy, Inc. 6.75%, 9/15/2025 (a)	1,982,000	2,011,730

NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	3,000,000	3,045,000

NuStar Logistics LP

6.00%, 6/1/2026	1,500,000	1,623,420

5.63%, 4/28/2027	4,382,000	4,660,323

Occidental Petroleum Corp.

5.88%, 9/1/2025	1,435,000	1,614,461

3.40%, 4/15/2026	6,469,000	6,646,897

3.50%, 8/15/2029	2,500,000	2,590,725

6.45%, 9/15/2036	7,734,000	9,667,500

4.20%, 3/15/2048	1,791,000	1,754,070

Ovintiv Exploration, Inc. 5.38%, 1/1/2026	2,934,000	3,317,120

Ovintiv, Inc. 6.50%, 8/15/2034	2,594,000	3,447,703

PBF Holding Co. LLC 9.25%, 5/15/2025 (a)	1,520,000	1,466,800

PDC Energy, Inc. 6.13%, 9/15/2024	970,000	985,763

Range Resources Corp.

5.00%, 8/15/2022	440,000	448,644

9.25%, 2/1/2026	1,532,000	1,675,265

Rockies Express Pipeline LLC

4.95%, 7/15/2029 (a)	612,000	636,706

6.88%, 4/15/2040 (a)	612,000	674,730

SM Energy Co.

5.63%, 6/1/2025	1,633,000	1,638,258

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	87

JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

6.75%, 9/15/2026	2,138,000	2,148,690

6.63%, 1/15/2027	671,000	674,355

Southwestern Energy Co.

7.75%, 10/1/2027	590,000	639,412

8.38%, 9/15/2028	1,236,000	1,384,320

Sunoco LP 6.00%, 4/15/2027	2,734,000	2,856,784

Tallgrass Energy Partners LP

5.50%, 9/15/2024 (a)	2,000,000	2,031,800

5.50%, 1/15/2028 (a)	5,308,000	5,361,080

Targa Resources Partners LP

5.88%, 4/15/2026	2,809,000	2,938,916

6.88%, 1/15/2029	8,199,000	9,217,316

5.50%, 3/1/2030	4,260,000	4,696,650

TerraForm Power Operating LLC 4.75%, 1/15/2030 (a)	1,517,000	1,596,536

Venture Global Calcasieu Pass LLC 3.88%, 8/15/2029 (a)	1,500,000	1,545,915

Vine Energy Holdings LLC 6.75%, 4/15/2029 (a)	1,470,000	1,587,600

Western Midstream Operating LP

4.35%, 2/1/2025 (e)	893,000	938,382

4.75%, 8/15/2028	4,000,000	4,401,200

5.30%, 2/1/2030 (e)	1,000,000	1,120,610

5.45%, 4/1/2044	2,500,000	2,843,125

		194,965,661

Personal Products — 0.3%

Coty, Inc. 5.00%, 4/15/2026 (a)	1,500,000	1,548,000

Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	2,708,000	2,867,095

Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	632,000	662,020

		5,077,115

Pharmaceuticals — 2.9%

Bausch Health Americas, Inc. 8.50%, 1/31/2027 (a)	6,696,000	7,201,213

Bausch Health Cos., Inc.

6.13%, 4/15/2025 (a)	5,975,000	6,109,438

5.00%, 1/30/2028 (a)	7,812,000	7,450,695

7.25%, 5/30/2029 (a)	8,601,000	8,859,030

Catalent Pharma Solutions, Inc. 5.00%, 7/15/2027 (a)	1,516,000	1,588,010

Endo Dac 9.50%, 7/31/2027 (a)	1,240,000	1,218,300

Jazz Securities DAC 4.38%, 1/15/2029 (a)	1,500,000	1,554,375

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Pharmaceuticals — continued

Organon & Co.

4.13%, 4/30/2028 (a)	4,000,000	4,126,800

5.13%, 4/30/2031 (a)	4,000,000	4,195,840

Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	4,816,000	4,876,200

		47,179,901

Professional Services — 0.2%

Dun & Bradstreet Corp. (The)

6.88%, 8/15/2026 (a)	878,000	925,193

10.25%, 2/15/2027 (a)	1,667,000	1,808,695

Science Applications International Corp.

4.88%, 4/1/2028 (a)	893,000	932,640

		3,666,528

Real Estate Management & Development — 0.2%

Kennedy-Wilson, Inc.

4.75%, 3/1/2029	2,000,000	2,068,610

5.00%, 3/1/2031	510,000	530,548

		2,599,158

Road & Rail — 0.5%

Avis Budget Car Rental LLC

5.25%, 3/15/2025 (a)	999,000	1,016,482

5.75%, 7/15/2027 (a)	2,552,000	2,663,650

First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	750,000	744,270

NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	1,732,000	1,796,604

Uber Technologies, Inc. 6.25%, 1/15/2028 (a)	1,250,000	1,340,625

XPO Logistics, Inc. 6.25%, 5/1/2025 (a)	1,000,000	1,056,250

		8,617,881

Semiconductors & Semiconductor Equipment — 0.3%

ams AG (Austria) 7.00%, 7/31/2025 (a)	1,000,000	1,072,500

Entegris, Inc. 4.38%, 4/15/2028 (a)	908,000	960,383

Microchip Technology, Inc. 4.25%, 9/1/2025	1,176,000	1,239,905

ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	1,230,000	1,292,373

		4,565,161

Software — 1.0%

Ascend Learning LLC 6.88%, 8/1/2025 (a)	928,000	944,240

BY Crown Parent LLC 4.25%, 1/31/2026 (a)	886,000	932,515

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Software — continued

CDK Global, Inc. 5.25%, 5/15/2029 (a)	920,000	1,000,242

Clarivate Science Holdings Corp.

3.88%, 7/1/2028 (a)	1,750,000	1,781,010

4.88%, 7/1/2029 (a)	1,750,000	1,805,073

Fair Isaac Corp.

5.25%, 5/15/2026 (a)	884,000	1,008,900

4.00%, 6/15/2028 (a)	597,000	617,895

LogMeIn, Inc. 5.50%, 9/1/2027 (a)	738,000	765,675

Open Text Corp. (Canada) 3.88%, 2/15/2028 (a)	868,000	905,975

Open Text Holdings, Inc. (Canada) 4.13%, 2/15/2030 (a)	868,000	913,874

PTC, Inc. 4.00%, 2/15/2028 (a)	1,224,000	1,265,310

SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	4,000,000	4,235,800

		16,176,509

Specialty Retail — 2.2%

Asbury Automotive Group, Inc. 4.50%, 3/1/2028	1,500,000	1,559,640

Bath & Body Works, Inc.

7.50%, 6/15/2029	3,028,000	3,516,265

6.88%, 11/1/2035	5,987,000	7,685,662

Gap, Inc. (The) 8.63%, 5/15/2025 (a)	2,427,000	2,647,978

Lithia Motors, Inc.

4.63%, 12/15/2027 (a)	1,470,000	1,558,200

3.88%, 6/1/2029 (a)	1,000,000	1,048,550

LSF9 Atlantis Holdings LLC 7.75%, 2/15/2026 (a)	588,000	613,108

Michaels Cos., Inc. (The) 5.25%, 5/1/2028 (a)	982,000	1,007,777

PetSmart, Inc.

4.75%, 2/15/2028 (a)	3,500,000	3,644,375

7.75%, 2/15/2029 (a)	3,000,000	3,296,250

SRS Distribution, Inc.

4.63%, 7/1/2028 (a)	1,226,000	1,263,393

6.13%, 7/1/2029 (a)	488,000	506,300

Staples, Inc.

7.50%, 4/15/2026 (a)	3,366,000	3,408,075

10.75%, 4/15/2027 (a)	1,811,000	1,765,725

White Cap Buyer LLC 6.88%, 10/15/2028 (a)	1,435,000	1,526,481

		35,047,779

Technology Hardware, Storage & Peripherals — 1.2%

Dell, Inc. 6.50%, 4/15/2038	1,799,000	2,374,194

Diebold Nixdorf, Inc. 9.38%, 7/15/2025 (a)	2,000,000	2,197,500

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Technology Hardware, Storage & Peripherals — continued

NCR Corp.

5.75%, 9/1/2027 (a)	4,273,000	4,518,697

6.13%, 9/1/2029 (a)	5,408,000	5,894,720

Seagate HDD Cayman 4.88%, 6/1/2027	2,398,000	2,682,763

Xerox Corp. 6.75%, 12/15/2039	612,000	683,298

Xerox Holdings Corp.

5.00%, 8/15/2025 (a)	612,000	645,469

5.50%, 8/15/2028 (a)	612,000	639,356

		19,635,997

Textiles, Apparel & Luxury Goods — 0.2%

Hanesbrands, Inc.

4.63%, 5/15/2024 (a)	597,000	633,566

4.88%, 5/15/2026 (a)	567,000	618,739

William Carter Co. (The) 5.63%, 3/15/2027 (a)	1,184,000	1,237,280

		2,489,585

Thrifts & Mortgage Finance — 1.9%

Ladder Capital Finance Holdings LLLP REIT, 4.25%, 2/1/2027 (a)	5,130,000	5,155,650

Nationstar Mortgage Holdings, Inc. 5.50%, 8/15/2028 (a)	8,737,000	9,075,559

Quicken Loans LLC 3.88%, 3/1/2031 (a)	3,434,000	3,512,853

Radian Group, Inc. 4.88%, 3/15/2027	3,633,000	4,002,476

Rocket Mortgage LLC 5.25%, 1/15/2028 (a)	7,863,000	8,295,465

		30,042,003

Trading Companies & Distributors — 2.2%

Beacon Roofing Supply, Inc. 4.50%, 11/15/2026 (a)	1,470,000	1,532,475

H&E Equipment Services, Inc. 3.88%, 12/15/2028 (a)	3,190,000	3,203,398

Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	3,286,000	3,464,101

Imola Merger Corp. 4.75%, 5/15/2029 (a)	3,678,000	3,806,730

United Rentals North America, Inc.

4.88%, 1/15/2028	6,868,000	7,280,080

5.25%, 1/15/2030	4,904,000	5,376,010

WESCO Distribution, Inc.

7.13%, 6/15/2025 (a)	3,928,000	4,225,311

7.25%, 6/15/2028 (a)	6,000,000	6,673,140

		35,561,245

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	89

JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Wireless Telecommunication Services — 0.8%

Connect Finco SARL (United Kingdom) 6.75%, 10/1/2026 (a)	1,612,000	1,672,450

Hughes Satellite Systems Corp. 6.63%, 8/1/2026	2,859,000	3,248,539

Ligado Networks LLC 15.50% (PIK), 11/1/2023 (a) (c) (f)	991,836	899,637

Sprint Corp. 7.13%, 6/15/2024	1,032,000	1,186,800

T-Mobile USA, Inc. 3.50%, 4/15/2031	2,000,000	2,129,500

Vodafone Group plc (United Kingdom) (USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (d)	3,080,000	3,803,925

		12,940,851

Total Corporate Bonds (Cost $1,558,768,136)		1,576,809,111

	SHARES

Short-Term Investments — 1.9%

Investment Companies — 1.9%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (g) (h) (Cost $30,698,273)	30,698,273	30,698,273

Total Investments — 99.8% (Cost $1,589,466,409)		1,607,507,384

Other Assets Less Liabilities — 0.2%		3,444,939

NET ASSETS — 100.0%		1,610,952,323

Percentages indicated are based on net assets.

Abbreviations

OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2021.
(e)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of August 31, 2021.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2021.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of August 31, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

JPMorgan International Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — 58.0%

Australia — 0.3%

APT Pipelines Ltd. 2.00%, 7/15/2030 (a)	EUR	150,000	194,452

Glencore Finance Europe Ltd. 6.00%, 4/3/2022 (a) (b)	GBP	100,000	141,759

Glencore Funding LLC 2.50%, 9/1/2030 (c)		462,000	461,025

Westpac Banking Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.11%, 7/24/2034 (d)		75,000	82,814

			880,050

Austria — 0.3%

ams AG 6.00%, 7/31/2025 (a)	EUR	700,000	887,142

Belgium — 1.0%

Anheuser-Busch Cos. LLC

4.70%, 2/1/2036		170,000	209,575

4.90%, 2/1/2046		85,000	108,455

Anheuser-Busch InBev SA/NV 3.70%, 4/2/2040 (a)	EUR	200,000	322,275

Anheuser-Busch InBev Worldwide, Inc. 4.44%, 10/6/2048		114,000	137,684

KBC Group NV

(EUR Swap Annual 5 Year + 4.69%), 4.75%, 3/5/2024 (a) (d) (e) (f)	EUR	400,000	506,138

(EUR Swap Annual 5 Year + 1.25%), 1.63%, 9/18/2029 (a) (d)	EUR	300,000	369,032

Sarens Finance Co. NV 5.75%, 2/21/2027 (a)	EUR	200,000	236,150

Solvay Finance SACA (EUR Swap Annual 5 Year + 3.70%), 5.42%, 11/12/2023 (a) (d) (e) (f)	EUR	100,000	129,704

Solvay SA (EUR Swap Annual 5 Year + 3.92%), 4.25%, 12/4/2023 (a) (d) (e) (f)	EUR	700,000	885,415

Telenet Finance Luxembourg Notes SARL 3.50%, 3/1/2028 (a)	EUR	200,000	244,710

			3,149,138

Brazil — 0.4%

Gerdau Trade, Inc. 4.88%, 10/24/2027 (a)		200,000	227,250

Guara Norte SARL 5.20%, 6/15/2034 (c)		319,244	327,034

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Brazil — continued

Klabin Austria GmbH 7.00%, 4/3/2049 (a)	200,000	252,538

Suzano Austria GmbH

3.75%, 1/15/2031	48,000	50,364

7.00%, 3/16/2047 (a)	200,000	269,662

Vale Overseas Ltd. 3.75%, 7/8/2030	142,000	150,944

		1,277,792

Canada — 0.3%

Emera US Finance LP

2.64%, 6/15/2031 (c)	272,000	276,895

4.75%, 6/15/2046	160,000	190,297

Emera, Inc. Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076 (d)	236,000	280,034

Enbridge, Inc. 3.13%, 11/15/2029	150,000	160,855

Transcanada Trust Series 16-A, (ICE LIBOR USD 3 Month + 4.64%), 5.87%, 8/15/2076 (d)	57,000	63,911

		971,992

Chile — 0.1%

Empresa de Transporte de Pasajeros Metro SA 4.70%, 5/7/2050 (c)	200,000	242,225

Kenbourne Invest SA 6.88%, 11/26/2024 (c)	200,000	211,510

		453,735

China — 0.5%

Alibaba Group Holding Ltd. 3.40%, 12/6/2027	200,000	217,200

Huarong Finance 2017 Co. Ltd. 4.25%, 11/7/2027 (a)	200,000	193,000

Huarong Finance 2019 Co. Ltd. (ICE LIBOR USD 3 Month + 1.13%), 1.25%, 2/24/2023 (a) (d)	200,000	187,500

2.13%, 9/30/2023 (a)	200,000	190,000

NXP BV 3.25%, 5/11/2041 (c)	300,000	315,994

Tencent Holdings Ltd. 3.98%, 4/11/2029 (a)	200,000	221,850

Yuzhou Group Holdings Co. Ltd. 8.38%, 10/30/2024 (a)	200,000	175,225

		1,500,769

Colombia — 0.2%

AI Candelaria Spain SLU 5.75%, 6/15/2033 (c)	250,000	253,638

Ecopetrol SA 5.88%, 5/28/2045	400,000	427,690

		681,328

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	91

JPMorgan International Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued

Denmark — 0.3%

Danske Bank A/S (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.73%), 5.00%, 1/12/2023 (c) (d)		200,000	203,097

DKT Finance ApS 7.00%, 6/17/2023 (a)	EUR	300,000	360,654

Nykredit Realkredit A/S Series CCE, 1.00%, 10/1/2050 (a)	DKK	605,552	93,246

TDC A/S 5.00%, 3/2/2022 (b)	EUR	200,000	241,426

			898,423

Finland — 0.2%

Nokia OYJ 2.00%, 3/15/2024 (a)	EUR	425,000	523,053

Nordea Bank Abp (EUR Swap Annual 5 Year + 1.30%), 1.00%, 6/27/2029 (a) (d)	EUR	100,000	120,788

			643,841

France — 8.6%

Accor SA 3.62%, 9/17/2023 (a) (b)	EUR	500,000	629,729

Airbus SE 1.63%, 6/9/2030 (a)	EUR	700,000	907,738

Altice France SA 3.38%, 1/15/2028 (a)	EUR	1,100,000	1,259,860

AXA SA (EURIBOR 3 Month + 3.75%), 3.38%, 7/6/2047 (a) (d)	EUR	600,000	814,419

Banijay Entertainment SASU 3.50%, 3/1/2025 (a)	EUR	375,000	448,073

Banijay Group SAS 6.50%, 3/1/2026 (a)	EUR	200,000	245,018

BPCE SA 5.15%, 7/21/2024 (c)		600,000	667,035

(EURIBOR 3 Month + 1.00%), 0.50%, 9/15/2027 (a) (d)	EUR	400,000	476,418

(EUR Swap Annual 5 Year + 2.37%), 2.75%, 11/30/2027 (a) (d)	EUR	400,000	488,457

Burger King France SAS 6.00%, 5/1/2024 (a)	EUR	100,000	120,314

Casino Guichard Perrachon SA

4.56%, 1/25/2023 (a) (b)	EUR	700,000	851,142

4.50%, 3/7/2024 (a) (b)	EUR	200,000	239,433

CGG SA

7.75%, 4/1/2027 (c)	EUR	184,000	212,895

7.75%, 4/1/2027 (a)	EUR	150,000	173,555

Chrome Bidco SASU

3.50%, 5/31/2028 (c)	EUR	239,000	287,843

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)

France — continued

3.50%, 5/31/2028 (a)	EUR	100,000	120,437

CMA CGM SA 5.25%, 1/15/2025 (a)	EUR	150,000	180,212

Credit Agricole SA

3.25%, 10/4/2024 (c)		376,000	402,191

(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (c) (d) (e) (f)		875,000	1,064,219

2.00%, 3/25/2029 (a)	EUR	200,000	258,293

(EUR Swap Annual 5 Year + 1.90%), 1.62%, 6/5/2030 (a) (d)	EUR	500,000	615,174

Credit Mutuel Arkea SA (EURIBOR ICE Swap Rate 5 Year + 1.45%), 1.88%, 10/25/2029 (a) (d)	EUR	300,000	370,345

Electricite de France SA (EUR Swap Annual 6 Year + 3.44%), 4.00%, 7/4/2024 (a) (d) (e) (f)	EUR	300,000	379,021

(EUR Swap Annual 5 Year + 4.00%), 3.37%, 6/15/2030 (a) (d) (e) (f)	EUR	600,000	750,071

Elis SA 1.63%, 4/3/2028 (a)	EUR	500,000	595,305

Faurecia SE

3.13%, 6/15/2026 (a)	EUR	700,000	850,312

2.38%, 6/15/2027 (a)	EUR	600,000	720,589

3.75%, 6/15/2028 (a)	EUR	100,000	124,132

La Financiere Atalian SASU

4.00%, 5/15/2024 (a)	EUR	250,000	290,444

5.13%, 5/15/2025 (a)	EUR	100,000	117,012

Loxam SAS 2.88%, 4/15/2026 (a)	EUR	300,000	354,239

Orange SA

(EUR Swap Annual 5 Year + 2.36%), 2.38%, 1/15/2025 (a) (d) (e) (f)	EUR	200,000	249,256

(EUR Swap Annual 5 Year + 3.99%), 5.00%, 10/1/2026 (a) (d) (e) (f)	EUR	400,000	566,760

(EURIBOR ICE Swap Rate 5 Year + 2.18%), 1.75%, 12/19/2026 (a) (d) (e) (f)	EUR	200,000	245,649

Orano SA 3.13%, 3/20/2023 (a)	EUR	800,000	980,763

Paprec Holding SA 3.50%, 7/1/2028 (c)	EUR	223,000	265,161

Parts Europe SA 6.50%, 7/16/2025 (a)	EUR	300,000	371,936

Quatrim SASU 5.88%, 1/15/2024 (a)	EUR	500,000	613,252

Renault SA

2.00%, 9/28/2026 (a)	EUR	800,000	950,268

1.13%, 10/4/2027 (a)	EUR	100,000	112,015

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued

France — continued

Rexel SA 2.75%, 6/15/2026 (a)	EUR	600,000	724,390

Societe Generale SA (USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 9/29/2025 (c) (d) (e) (f)		200,000	236,270

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (c) (d) (e) (f)		1,325,000	1,434,313

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 3.65%, 7/8/2035 (c) (d)		200,000	209,201

SPIE SA

3.13%, 3/22/2024 (a)	EUR	200,000	247,839

2.63%, 6/18/2026 (a)	EUR	500,000	618,300

Tereos Finance Groupe I SA 4.13%, 6/16/2023 (a)	EUR	200,000	239,928

TotalEnergies Capital International SA 3.13%, 5/29/2050		50,000	51,755

TotalEnergies SE (EUR Swap Annual 5 Year + 3.78%), 3.88%, 5/18/2022 (a) (d) (e) (f)	EUR	100,000	121,049

(EUR Swap Annual 5 Year + 1.77%), 1.75%, 4/4/2024 (a) (d) (e) (f)	EUR	850,000	1,032,492

Valeo 3.25%, 1/22/2024 (a)	EUR	800,000	1,015,694

Vallourec SA 8.50%, 6/30/2026 (a)	EUR	300,000	368,282

			25,668,498

Germany — 6.5%

Adler Pelzer Holding GmbH 4.13%, 4/1/2024 (a)	EUR	300,000	343,421

ADLER Real Estate AG

1.88%, 4/27/2023 (a)	EUR	100,000	117,132

2.13%, 2/6/2024 (a)	EUR	350,000	409,780

Bertelsmann SE & Co. KGaA (EUR Swap Annual 5 Year + 2.64%), 3.00%, 4/23/2075 (a) (d)	EUR	200,000	244,826

BK LC Lux Finco1 SARL 5.25%, 4/30/2029 (a)	EUR	350,000	428,140

CeramTec BondCo GmbH 5.25%, 12/15/2025 (a)	EUR	100,000	120,593

Cheplapharm Arzneimittel GmbH 4.38%, 1/15/2028 (a)	EUR	550,000	675,902

Commerzbank AG (EUR Swap Annual 5 Year + 6.74%), 6.50%, 10/9/2029 (a) (d) (e) (f)	EUR	200,000	280,838

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)

Germany — continued

(EUR Swap Annual 5 Year + 4.35%), 4.00%, 12/5/2030 (a) (d)	EUR	500,000	653,052

CT Investment GmbH

5.50%, 4/15/2026 (a)	EUR	150,000	182,036

5.50%, 4/15/2026 (c)	EUR	106,000	128,639

Deutsche Bank AG

4.25%, 10/14/2021		100,000	100,445

(SOFR + 2.16%), 2.22%, 9/18/2024 (d)		1,075,000	1,103,132

Douglas GmbH 6.00%, 4/8/2026 (c)	EUR	550,000	656,342

Hapag-Lloyd AG 2.50%, 4/15/2028 (a)	EUR	350,000	430,309

IHO Verwaltungs GmbH

3.75% (cash), 9/15/2026 (a) (g)	EUR	125,000	150,515

3.88% (cash), 5/15/2027 (a) (g) (h)	EUR	500,000	608,914

Kirk Beauty SUN GmbH 8.25% (cash), 10/1/2026 (c) (g) (h)	EUR	250,000	291,661

Nidda BondCo GmbH 5.00%, 9/30/2025 (a)	EUR	675,000	798,999

Nidda Healthcare Holding GmbH 3.50%, 9/30/2024 (a)	EUR	225,000	266,255

ProGroup AG 3.00%, 3/31/2026 (a)	EUR	200,000	239,669

Renk AG

5.75%, 7/15/2025 (a)	EUR	200,000	247,131

5.75%, 7/15/2025 (c)	EUR	100,000	123,565

Schaeffler AG

2.88%, 3/26/2027 (a)	EUR	450,000	582,369

3.38%, 10/12/2028 (a)	EUR	400,000	537,924

Techem Verwaltungsgesellschaft 674 mbH 6.00%, 7/30/2026 (a)	EUR	250,000	304,014

Techem Verwaltungsgesellschaft 675 mbH 2.00%, 7/15/2025 (a)	EUR	700,000	825,698

thyssenkrupp AG

1.38%, 3/3/2022 (a)	EUR	650,000	768,715

1.88%, 3/6/2023 (a)	EUR	150,000	178,873

2.50%, 2/25/2025 (a)	EUR	100,000	121,364

TK Elevator Midco GmbH 4.38%, 7/15/2027 (a)	EUR	500,000	619,785

Traton Finance Luxembourg SA 0.75%, 3/24/2029 (a)	EUR	200,000	241,010

TUI Cruises GmbH 6.50%, 5/15/2026 (a)	EUR	250,000	301,585

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	93

JPMorgan International Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued

Germany — continued

Vantage Towers AG 0.38%, 3/31/2027 (a)	EUR	300,000	357,052

Vertical Holdco GmbH 6.63%, 7/15/2028 (a)	EUR	300,000	378,929

Volkswagen International Finance NV

(EUR Swap Annual 10 Year + 3.35%), 5.12%, 9/4/2023 (a) (d) (e) (f)	EUR	53,000	68,301

(EUR Swap Annual 5 Year + 3.75%), 3.50%, 6/17/2025 (a) (d) (e) (f)	EUR	200,000	254,681

(EUR Swap Annual 12 Year + 2.97%), 4.62%, 3/24/2026 (a) (d) (e) (f)	EUR	600,000	804,976

(EUR Swap Annual 10 Year + 3.98%), 4.62%, 6/27/2028 (a) (d) (e) (f)	EUR	400,000	552,482

3.25%, 11/18/2030 (a)	EUR	600,000	872,279

Vonovia Finance BV 2.25%, 4/7/2030 (a)	EUR	500,000	672,683

WEPA Hygieneprodukte GmbH 2.88%, 12/15/2027 (a)	EUR	250,000	289,963

ZF Europe Finance BV

2.00%, 2/23/2026 (a)	EUR	700,000	845,122

2.50%, 10/23/2027 (a)	EUR	300,000	367,724

ZF Finance GmbH 3.75%, 9/21/2028 (a)	EUR	600,000	784,963

			19,331,788

Greece — 0.3%

Alpha Bank SA 2.50%, 2/5/2023 (a)	EUR	780,000	949,790

India — 0.1%

Greenko Dutch BV 3.85%, 3/29/2026 (c)		200,000	203,912

NTPC Ltd. 3.75%, 4/3/2024 (a)		200,000	210,913

			414,825

Indonesia — 0.4%

Indonesia Asahan Aluminium Persero PT 5.45%, 5/15/2030 (c)		200,000	232,975

Pertamina Persero PT 3.65%, 7/30/2029 (c)		400,000	433,200

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara

4.13%, 5/15/2027 (a)		200,000	219,376

4.38%, 2/5/2050 (a)		320,000	333,360

			1,218,911

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)

Ireland — 1.0%

AerCap Ireland Capital DAC 4.63%, 7/1/2022		330,000	341,189

AIB Group plc

(EUR Swap Annual 5 Year + 2.15%), 1.88%, 11/19/2029 (a) (d)	EUR	750,000	910,447

Avolon Holdings Funding Ltd.

3.95%, 7/1/2024 (c)		126,000	134,407

2.13%, 2/21/2026 (c)		440,000	439,045

4.25%, 4/15/2026 (c)		140,000	151,799

4.38%, 5/1/2026 (c)		60,000	65,198

eircom Finance DAC 3.50%, 5/15/2026 (a)	EUR	800,000	967,523

			3,009,608

Israel — 0.3%

Energean Israel Finance Ltd.

4.88%, 3/30/2026 (a)		156,000	159,775

5.38%, 3/30/2028 (a)		164,000	166,952

Leviathan Bond Ltd.

6.13%, 6/30/2025 (a)		200,000	217,350

6.50%, 6/30/2027 (a)		200,000	220,288

			764,365

Italy — 4.9%

Assicurazioni Generali SpA

2.43%, 7/14/2031 (a)	EUR	200,000	257,762

(EURIBOR 3 Month + 5.35%), 5.50%, 10/27/2047 (a) (d)	EUR	200,000	292,826

Atlantia SpA

1.63%, 2/3/2025 (a)	EUR	300,000	364,427

1.88%, 7/13/2027 (a)	EUR	200,000	246,481

1.88%, 2/12/2028 (a)	EUR	400,000	491,806

Autostrade per l’Italia SpA

1.63%, 6/12/2023	EUR	200,000	240,665

1.75%, 2/1/2027 (a)	EUR	1,450,000	1,775,503

2.00%, 12/4/2028 (a)	EUR	400,000	498,088

Brunello Bidco SpA 3.50%, 2/15/2028 (a)	EUR	300,000	353,428

Enel Finance International NV 3.50%, 4/6/2028 (c)		200,000	220,469

Enel SpA Series 63.5, (EUR Swap Annual 5 Year + 2.58%), 3.37%, 8/24/2026 (a) (d) (e) (f)	EUR	800,000	1,052,436

Eni SpA 4.25%, 5/9/2029 (c)		250,000	287,608

Gamma Bidco SpA

5.13%, 7/15/2025 (a)	EUR	250,000	302,387

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued

Italy — continued

5.13%, 7/15/2025 (c)	EUR	132,000	159,661

Guala Closures SpA 3.25%, 6/15/2028 (c)	EUR	284,000	335,752

Infrastrutture Wireless Italiane SpA 1.88%, 7/8/2026 (a)	EUR	300,000	369,336

Intesa Sanpaolo SpA

3.93%, 9/15/2026 (a)	EUR	150,000	200,049

4.95%, 6/1/2042 (c)		200,000	207,229

Kedrion SpA

3.38%, 5/15/2026 (a)	EUR	250,000	293,361

3.38%, 5/15/2026 (c)	EUR	225,000	264,024

Leonardo SpA 4.88%, 3/24/2025	EUR	800,000	1,078,410

Nexi SpA 1.63%, 4/30/2026 (a)	EUR	250,000	297,697

Pro-Gest SpA 3.25%, 12/15/2024 (a)	EUR	100,000	114,592

Rossini SARL 6.75%, 10/30/2025 (a)	EUR	200,000	245,915

Saipem Finance International BV 2.63%, 1/7/2025 (a)	EUR	250,000	302,936

Telecom Italia SpA

3.63%, 1/19/2024 (a)	EUR	100,000	126,300

2.88%, 1/28/2026 (a)	EUR	100,000	125,159

3.63%, 5/25/2026 (a)	EUR	825,000	1,080,023

2.38%, 10/12/2027 (a)	EUR	1,450,000	1,782,489

UniCredit SpA

(EURIBOR ICE Swap Rate 5 Year + 7.33%), 7.50%, 6/3/2026 (a) (d) (e) (f)	EUR	400,000	562,587

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (c) (d)		200,000	200,174

(EURIBOR ICE Swap Rate 5 Year + 4.74%), 4.87%, 2/20/2029 (a) (d)	EUR	200,000	256,476

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (c) (d)		200,000	203,846

			14,589,902

Japan — 0.5%

Sumitomo Mitsui Financial Group, Inc. 1.47%, 7/8/2025		460,000	466,658

Takeda Pharmaceutical Co. Ltd.

1.00%, 7/9/2029	EUR	600,000	740,244

3.03%, 7/9/2040		270,000	278,939

			1,485,841

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)

Kazakhstan — 0.2%

KazMunayGas National Co. JSC 5.75%, 4/19/2047 (a)		380,000	474,050

Kuwait — 0.1%

MEGlobal Canada ULC 5.00%, 5/18/2025 (c)		200,000	222,950

Luxembourg — 2.8%

Altice Finco SA 4.75%, 1/15/2028 (a)	EUR	500,000	574,050

Altice France Holding SA

8.00%, 5/15/2027 (a)	EUR	350,000	441,286

8.00%, 5/15/2027 (c)	EUR	123,000	155,080

4.00%, 2/15/2028 (a)	EUR	500,000	563,808

ArcelorMittal SA 1.75%, 11/19/2025 (a)	EUR	625,000	780,892

ARD Finance SA

5.00% (cash), 6/30/2027 (a) (g) (h)	EUR	100,000	121,603

5.00% (cash), 6/30/2027 (c) (g)	EUR	100,000	121,603

Herens Midco SARL

5.25%, 5/15/2029 (c)	EUR	303,000	343,904

5.25%, 5/15/2029 (a)	EUR	200,000	226,999

INEOS Finance plc

3.38%, 3/31/2026 (a)	EUR	400,000	487,574

3.38%, 3/31/2026 (c)	EUR	147,000	179,184

Matterhorn Telecom SA

3.13%, 9/15/2026 (a)	EUR	375,000	444,995

3.13%, 9/15/2026 (c)	EUR	100,000	118,665

Monitchem HoldCo 3 SA 5.25%, 3/15/2025 (a)	EUR	300,000	363,081

PLT VII Finance SARL 4.63%, 1/5/2026 (a)	EUR	550,000	673,532

SELP Finance SARL REIT, 0.88%, 5/27/2029 (a)	EUR	200,000	239,384

SES SA

(EUR Swap Annual 5 Year + 5.40%), 5.63%, 1/29/2024 (a) (d) (e) (f)	EUR	400,000	516,923

(EUR Swap Annual 5 Year + 3.19%), 2.87%, 5/27/2026 (a) (d) (e) (f)	EUR	500,000	599,756

0.88%, 11/4/2027 (a)	EUR	450,000	547,888

Summer BC Holdco A SARL 9.25%, 10/31/2027 (a)	EUR	180,211	230,913

Summer BC Holdco B SARL 5.75%, 10/31/2026 (a)	EUR	500,000	618,418

			8,349,538

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	95

JPMorgan International Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued

Malaysia — 0.1%

Petronas Capital Ltd. 3.40%, 4/28/2061 (c)		436,000	456,178

Mexico — 1.0%

Banco Mercantil del Norte SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.04%), 6.87%, 7/6/2022 (c) (d) (e) (f)		200,000	206,162

BBVA Bancomer SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033 (c) (d)		200,000	207,560

Bimbo Bakeries USA, Inc. 4.00%, 5/17/2051 (c)		400,000	442,700

Cemex SAB de CV

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.53%), 5.13%, 6/8/2026 (c) (d) (e) (f)		488,000	509,472

3.88%, 7/11/2031 (c)		377,000	387,839

Fomento Economico Mexicano SAB de CV 3.50%, 1/16/2050		150,000	159,263

Petroleos Mexicanos

6.75%, 9/21/2047		825,000	724,762

6.95%, 1/28/2060		510,000	446,097

			3,083,855

Morocco — 0.1%

OCP SA 6.88%, 4/25/2044 (a)		200,000	243,350

Netherlands — 2.9%

ABN AMRO Bank NV

4.75%, 7/28/2025 (c)		200,000	223,660

(EUR Swap Annual 5 Year + 4.67%), 4.38%, 9/22/2025 (a) (d) (e) (f)	EUR	800,000	1,023,710

4.80%, 4/18/2026 (c)		200,000	226,908

Cooperatieve Rabobank UA

(EUR Swap Annual 5 Year + 3.70%), 3.25%, 12/29/2026 (a) (d) (e) (f)	EUR	200,000	245,891

(EUR Swap Annual 5 Year + 4.68%), 4.38%, 6/29/2027 (a) (d) (e) (f)	EUR	600,000	794,350

ING Groep NV

(EUR Swap Annual 5 Year + 2.85%), 3.00%, 4/11/2028 (d)	EUR	400,000	494,215

(EUR Swap Annual 5 Year + 1.20%), 1.00%, 11/13/2030 (a) (d)	EUR	300,000	359,859

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)

Netherlands — continued

Nobel Bidco BV 3.13%, 6/15/2028 (c)	EUR	136,000	159,780

OCI NV

3.13%, 11/1/2024 (a)	EUR	200,000	240,311

3.63%, 10/15/2025 (c)	EUR	118,000	144,992

Q-Park Holding I BV 2.00%, 3/1/2027 (a)	EUR	400,000	447,485

Sigma Holdco BV 5.75%, 5/15/2026 (a)	EUR	625,000	711,182

Sunshine Mid BV 6.50%, 5/15/2026 (a)	EUR	600,000	733,175

Titan Holdings II BV 5.13%, 7/15/2029 (c)	EUR	168,000	201,837

Trivium Packaging Finance BV 3.75%, 8/15/2026 (a) (b)	EUR	400,000	481,651

United Group BV 4.88%, 7/1/2024 (a)	EUR	200,000	238,474

UPC Holding BV 3.88%, 6/15/2029 (a)	EUR	400,000	484,372

Ziggo Bond Co. BV 3.38%, 2/28/2030 (a)	EUR	1,100,000	1,292,331

Ziggo BV 4.25%, 1/15/2027 (a)	EUR	160,000	194,599

			8,698,782

Peru — 0.1%

Southern Copper Corp. 5.88%, 4/23/2045		140,000	194,670

Portugal — 0.8%

EDP — Energias de Portugal SA (EUR Swap Annual 5 Year + 1.84%), 1.70%, 7/20/2080 (a) (d)	EUR	1,200,000	1,437,082

EDP Finance BV

3.63%, 7/15/2024 (c)		675,000	723,492

1.50%, 11/22/2027 (a)	EUR	200,000	255,510

			2,416,084

Qatar — 0.1%

ABQ Finance Ltd. 3.50%, 2/22/2022 (a)		200,000	202,508

Spain — 5.3%

Abertis Infraestructuras Finance BV (EUR Swap Annual 5 Year + 3.69%), 3.25%, 11/24/2025 (a) (d) (e) (f)	EUR	600,000	730,575

Banco Bilbao Vizcaya Argentaria SA

(EUR Swap Annual 5 Year + 6.04%), 6.00%, 3/29/2024 (a) (d) (e) (f)	EUR	400,000	517,310

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued

Spain — continued

(EUR Swap Annual 5 Year + 6.46%), 6.00%, 1/15/2026 (a) (d) (e) (f)	EUR	400,000	541,759

Banco de Sabadell SA (EUR Swap Annual 1 Year + 0.97%), 0.63%, 11/7/2025 (a) (d)	EUR	300,000	358,525

Banco Santander SA 2.13%, 2/8/2028 (a)	EUR	200,000	257,611

CaixaBank SA (EUR Swap Annual 5 Year + 6.22%), 6.37%, 9/19/2023 (a) (d) (e) (f)	EUR	400,000	514,091

(EUR Swap Annual 5 Year + 6.50%), 6.75%, 6/13/2024 (a) (d) (e) (f)	EUR	200,000	266,765

(EUR Swap Annual 5 Year + 3.62%), 3.75%, 2/15/2029 (a) (d)	EUR	800,000	1,017,533

Cellnex Telecom SA

2.88%, 4/18/2025 (a)	EUR	1,100,000	1,403,412

1.00%, 4/20/2027 (a)	EUR	100,000	117,392

1.88%, 6/26/2029	EUR	100,000	120,894

Cirsa Finance International SARL 4.75%, 5/22/2025 (a)	EUR	550,000	646,425

ContourGlobal Power Holdings SA

4.13%, 8/1/2025 (a)	EUR	400,000	482,218

3.13%, 1/1/2028 (c)	EUR	100,000	120,647

eDreams ODIGEO SA 5.50%, 9/1/2023 (a)	EUR	300,000	350,515

Grifols SA

1.63%, 2/15/2025 (c)	EUR	100,000	119,118

2.25%, 11/15/2027 (c)	EUR	100,000	120,295

2.25%, 11/15/2027 (a)	EUR	800,000	962,358

Grupo Antolin-Irausa SA

3.50%, 4/30/2028 (c)	EUR	225,000	261,763

3.50%, 4/30/2028 (a)	EUR	200,000	232,679

Iberdrola International BV

(EUR Swap Annual 5 Year + 2.06%), 2.63%, 3/26/2024 (a) (d) (e) (f)	EUR	800,000	995,665

(EUR Swap Annual 5 Year + 2.97%), 3.25%, 11/12/2024 (a) (d) (e) (f)	EUR	100,000	128,214

Lorca Telecom Bondco SA

4.00%, 9/18/2027 (a)	EUR	600,000	724,206

4.00%, 9/18/2027 (c)	EUR	116,000	140,013

Naturgy Finance BV (EUR Swap Annual 9 Year + 3.08%), 3.38%, 4/24/2024 (a) (d) (e) (f)	EUR	200,000	250,704

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)

Spain — continued

Repsol International Finance BV (EUR Swap Annual 10 Year + 4.20%), 4.50%, 3/25/2075 (a) (d)	EUR	1,000,000	1,289,532

Telefonica Emisiones SA 5.21%, 3/8/2047		150,000	188,163

Telefonica Europe BV

(EUR Swap Annual 5 Year + 2.33%), 2.63%, 3/7/2023 (a) (d) (e) (f)	EUR	200,000	240,899

Series NC5, (EUR Swap Annual 5 Year + 2.45%), 3.00%, 9/4/2023 (a) (d) (e) (f)	EUR	1,300,000	1,586,780

(EUR Swap Annual 8 Year + 2.97%), 3.87%, 6/22/2026 (a) (d) (e) (f)	EUR	800,000	1,024,513

			15,710,574

Sweden — 1.1%

Dometic Group AB 3.00%, 5/8/2026 (a)	EUR	450,000	565,959

Svenska Handelsbanken AB (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (a) (d) (e) (f)		200,000	214,298

Verisure Holding AB

3.88%, 7/15/2026 (a)	EUR	275,000	334,346

3.25%, 2/15/2027 (a)	EUR	950,000	1,127,815

Verisure Midholding AB 5.25%, 2/15/2029 (c)	EUR	219,000	266,060

Volvo Car AB

2.00%, 1/24/2025 (a)	EUR	600,000	743,408

2.50%, 10/7/2027 (a)	EUR	100,000	129,304

			3,381,190

Switzerland — 2.1%

Argentum Netherlands for Zurich Insurance Co. Ltd. (EURIBOR 3 Month + 3.95%), 3.50%, 10/1/2046 (a) (d)	EUR	700,000	947,265

Credit Suisse Group AG

(USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023 (c) (d) (e) (f)		450,000	495,590

(EURIBOR ICE Swap Rate 1 Year + 3.50%), 3.25%, 4/2/2026 (a) (d)	EUR	200,000	260,601

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.89%), 5.25%, 2/11/2027 (c) (d) (e) (f)		620,000	649,760

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	97

JPMorgan International Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued

Switzerland — continued

4.28%, 1/9/2028 (c)		550,000	614,920

(SOFR + 3.73%), 4.19%, 4/1/2031 (c) (d)		540,000	611,747

(SOFR + 1.73%), 3.09%, 5/14/2032 (c) (d)		295,000	307,708

Dufry One BV 2.50%, 10/15/2024 (a)	EUR	300,000	349,974

Kongsberg Actuation Systems BV 5.00%, 7/15/2025 (a)	EUR	300,000	358,701

Swiss Re Finance Luxembourg SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (c) (d)		200,000	229,700

UBS Group AG

(EUR Swap Annual 5 Year + 5.29%), 5.75%, 2/19/2022 (a) (d) (e) (f)	EUR	200,000	241,464

(USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025 (a) (d) (e) (f)		200,000	229,500

(USD Swap Semi 5 Year + 4.59%), 6.87%, 8/7/2025 (a) (d) (e) (f)		200,000	228,750

(EUR Swap Annual 1 Year + 0.77%), 0.25%, 11/5/2028 (a) (d)	EUR	300,000	352,642

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.09%, 2/11/2032 (c) (d)		280,000	276,540

			6,154,862

Taiwan — 0.1%

Competition Team Technologies Ltd. 3.75%, 3/12/2024 (a)		200,000	213,600

United Kingdom — 8.3%

Barclays plc

(U.K. Government Bonds 5 Year Note Generic Bid Yield + 6.02%), 6.37%, 12/15/2025 (a) (d) (e) (f)	GBP	200,000	306,935

BAT Capital Corp. 4.39%, 8/15/2037		309,000	335,963

Boparan Finance plc 7.63%, 11/30/2025 (a)	GBP	104,000	126,550

BP Capital Markets plc

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (d) (e) (f)		204,000	217,260

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)

United Kingdom — continued

(EUR Swap Annual 5 Year + 3.88%), 3.25%, 3/22/2026 (a) (d) (e) (f)	EUR	600,000	759,820

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (d) (e) (f)		94,000	103,619

British Telecommunications plc (EURIBOR ICE Swap Rate 5 Year + 2.13%), 1.87%, 8/18/2080 (a) (d)	EUR	100,000	115,678

Centrica plc 4.38%, 3/13/2029 (a)	GBP	200,000	327,730

CK Hutchison Group Telecom Finance SA 1.13%, 10/17/2028 (a)	EUR	850,000	1,048,653

Constellation Automotive Financing plc 4.88%, 7/15/2027 (c)	GBP	169,000	231,745

EC Finance plc 2.38%, 11/15/2022 (a)	EUR	300,000	354,490

eG Global Finance plc 4.38%, 2/7/2025 (a)	EUR	700,000	816,003

Eversholt Funding plc 2.74%, 6/30/2040 (a)	GBP	779,488	1,134,101

FCE Bank plc 1.13%, 2/10/2022 (a)	EUR	300,000	355,465

Heathrow Funding Ltd.

6.75%, 12/3/2026 (a)	GBP	300,000	517,747

1.50%, 2/11/2030 (a)	EUR	300,000	368,840

1.88%, 3/14/2034 (a)	EUR	250,000	312,993

5.88%, 5/13/2041 (a)	GBP	100,000	203,087

HSBC Holdings plc

(SOFR + 1.54%), 1.64%, 4/18/2026 (d)		490,000	496,128

5.75%, 12/20/2027 (a)	GBP	200,000	335,025

(SOFR + 1.73%), 2.01%, 9/22/2028 (d)		520,000	524,919

(ICE LIBOR USD 3 Month + 1.61%), 3.97%, 5/22/2030 (d)		250,000	280,241

Iceland Bondco plc 4.63%, 3/15/2025 (a)	GBP	400,000	535,690

INEOS Quattro Finance 2 plc 2.50%, 1/15/2026 (c)	EUR	200,000	239,102

INEOS Styrolution Group GmbH 2.25%, 1/16/2027 (a)	EUR	300,000	349,911

International Consolidated Airlines Group SA 1.50%, 7/4/2027 (a)	EUR	300,000	318,200

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued

United Kingdom — continued

Jaguar Land Rover Automotive plc

2.20%, 1/15/2024 (a)	EUR	400,000	470,143

4.50%, 1/15/2026 (a)	EUR	475,000	584,283

Lloyds Banking Group plc (EURIBOR ICE Swap Rate 5 Year + 5.29%), 4.95%, 6/27/2025 (a) (d) (e) (f)	EUR	200,000	260,946

4.58%, 12/10/2025		200,000	225,292

Motion Finco SARL 7.00%, 5/15/2025 (a)	EUR	150,000	186,641

Nationwide Building Society (U.K. Government Bonds 5 Year Note Generic Bid Yield + 5.63%), 5.75%, 6/20/2027 (a) (d) (e) (f)	GBP	750,000	1,154,874

Natwest Group plc

(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023 (d)		235,000	239,979

(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025 (d)		780,000	845,449

(U.K. Government Bonds 5 Year Note Generic Bid Yield + 4.99%), 5.13%, 5/12/2027 (d) (e) (f)	GBP	684,000	1,019,156

NGG Finance plc (EUR Swap Annual 5 Year + 2.53%), 2.13%, 9/5/2082 (a) (d)	EUR	900,000	1,090,511

Pinnacle Bidco plc 5.50%, 2/15/2025 (a)	EUR	500,000	606,764

Punch Finance plc

6.13%, 6/30/2026 (c)	GBP	138,000	193,521

6.13%, 6/30/2026 (a)	GBP	100,000	140,232

Rolls-Royce plc 0.88%, 5/9/2024 (a)	EUR	400,000	467,072

RSA Insurance Group Ltd. (U.K. Government Bonds 5 Year Note Generic Bid Yield + 3.85%), 5.12%, 10/10/2045 (a) (d)	GBP	600,000	938,720

Santander UK Group Holdings plc (SOFR + 0.99%), 1.67%, 6/14/2027 (d)		400,000	401,329

Standard Chartered plc

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.66%), 6.00%, 7/26/2025 (c) (d) (e) (f)		200,000	219,610

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)

United Kingdom — continued

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.85%), 4.64%, 4/1/2031 (c) (d)		680,000	794,794

Synthomer plc 3.88%, 7/1/2025 (a)	EUR	300,000	368,727

Virgin Media Finance plc 3.75%, 7/15/2030 (a)	EUR	625,000	741,732

Vodafone Group plc

5.25%, 5/30/2048		180,000	239,777

4.88%, 6/19/2049		121,000	155,459

(EUR Swap Annual 5 Year + 3.43%), 4.20%, 10/3/2078 (a) (d)	EUR	700,000	938,519

(EUR Swap Annual 5 Year + 2.67%), 3.10%, 1/3/2079 (a) (d)	EUR	300,000	368,470

(USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (d)		429,000	529,832

Series NC10, (EUR Swap Annual 5 Year + 3.23%), 3.00%, 8/27/2080 (a) (d)	EUR	625,000	760,613

Wheel Bidco Ltd. 6.75%, 7/15/2026 (c)	GBP	100,000	139,375

			24,797,715

United States — 6.7%

Adient Global Holdings Ltd. 3.50%, 8/15/2024 (a)	EUR	300,000	361,667

AES Corp. (The)

3.30%, 7/15/2025 (c)		31,000	33,122

3.95%, 7/15/2030 (c)		42,000	46,826

2.45%, 1/15/2031		21,000	21,190

Albertsons Cos., Inc. 5.75%, 3/15/2025		4,000	4,085

Alexander Funding Trust 1.84%, 11/15/2023 (c)		70,000	71,338

American Express Co.

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026 (d) (e) (f)		181,000	184,167

Ardagh Metal Packaging Finance USA LLC

2.00%, 9/1/2028 (c)	EUR	175,000	208,698

3.00%, 9/1/2029 (a)	EUR	150,000	177,527

3.00%, 9/1/2029 (c)	EUR	129,000	152,673

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	99

JPMorgan International Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued

United States — continued

Ardagh Packaging Finance plc

2.13%, 8/15/2026 (a)	EUR	200,000	236,493

2.13%, 8/15/2026 (c)	EUR	100,000	118,246

Bank of America Corp.

Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (d)		560,000	580,493

(SOFR + 1.32%), 2.69%, 4/22/2032 (d)		290,000	301,386

(SOFR + 1.22%), 2.30%, 7/21/2032 (d)		470,000	472,793

Capital One Financial Corp.

Series M, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 3.95%, 9/1/2026 (d) (e) (f)		442,000	458,022

CCO Holdings LLC 5.13%, 5/1/2027 (c)		140,000	146,273

CenterPoint Energy, Inc. 2.95%, 3/1/2030		280,000	298,311

Charles Schwab Corp. (The)

Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.00%, 6/1/2026 (d) (e) (f)		312,000	328,380

Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (d) (e) (f)		320,000	332,800

Citigroup, Inc.

Series M, (ICE LIBOR USD 3 Month + 3.42%), 6.30%, 5/15/2024 (d) (e) (f)		29,000	31,097

Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025 (d) (e) (f)		155,000	170,112

Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (d) (e) (f)		160,000	166,000

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (d) (e) (f)		550,000	565,813

Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026 (d) (e) (f)		200,000	232,500

(SOFR + 1.17%), 2.56%, 5/1/2032 (d)		320,000	329,134

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)

United States — continued

Constellium SE 4.25%, 2/15/2026 (a)	EUR	100,000	119,792

Diebold Nixdorf Dutch Holding BV 9.00%, 7/15/2025 (a)	EUR	250,000	322,805

Discovery Communications LLC 3.63%, 5/15/2030		350,000	383,424

Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (c)		140,000	142,096

Fidelity National Information Services, Inc. 2.00%, 5/21/2030	EUR	200,000	264,500

Fiserv, Inc. 1.63%, 7/1/2030	EUR	100,000	128,549

Ford Motor Credit Co. LLC

3.25%, 9/15/2025	EUR	150,000	190,877

3.63%, 6/17/2031		870,000	896,100

Freeport-McMoRan, Inc.

5.40%, 11/14/2034		288,000	361,136

5.45%, 3/15/2043		100,000	127,868

GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035		245,000	297,384

General Electric Co.

1.50%, 5/17/2029	EUR	100,000	126,378

4.13%, 9/19/2035 (a)	EUR	100,000	162,835

General Motors Co. 6.13%, 10/1/2025		21,000	24,767

General Motors Financial Co., Inc.

3.95%, 4/13/2024		40,000	42,895

2.75%, 6/20/2025		39,000	40,963

Gilead Sciences, Inc.

1.65%, 10/1/2030		110,000	107,305

2.60%, 10/1/2040		160,000	155,984

2.80%, 10/1/2050		85,000	82,574

Goldman Sachs Group, Inc. (The)

Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (d) (e) (f)		115,000	117,357

(SOFR + 1.28%), 2.62%, 4/22/2032 (d)		290,000	299,316

(SOFR + 1.25%), 2.38%, 7/21/2032 (d)		190,000	192,085

Gray Oak Pipeline LLC 2.60%, 10/15/2025 (c)		50,000	51,464

HCA, Inc.

5.25%, 6/15/2049		120,000	156,617

3.50%, 7/15/2051		150,000	153,177

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued

United States — continued

Hyundai Capital America

3.50%, 11/2/2026 (c)		555,000	600,778

3.50%, 11/2/2026 (a)		150,000	162,373

International Game Technology plc

3.50%, 6/15/2026 (a)	EUR	400,000	484,107

2.38%, 4/15/2028 (a)	EUR	250,000	289,461

IQVIA, Inc. 2.25%, 1/15/2028 (a)	EUR	150,000	179,061

Kroger Co. (The) 3.88%, 10/15/2046		82,000	92,033

Lennar Corp. 4.75%, 11/29/2027		225,000	261,835

Lkq Italia Bondco Di Lkq Italia Bondco Gp SRL E C SAPA

3.88%, 4/1/2024 (a)	EUR	200,000	255,259

Morgan Stanley

(SOFR + 0.88%), 1.59%, 5/4/2027 (d)		690,000	696,488

(SOFR + 1.18%), 2.24%, 7/21/2032 (d)		220,000	220,581

Netflix, Inc.

3.63%, 5/15/2027	EUR	100,000	136,653

3.88%, 11/15/2029 (a)	EUR	450,000	642,919

5.38%, 11/15/2029 (c)		357,000	439,049

Novelis Sheet Ingot GmbH

3.38%, 4/15/2029 (a)	EUR	150,000	183,790

3.38%, 4/15/2029 (c)	EUR	100,000	122,526

Oracle Corp.

2.88%, 3/25/2031		60,000	63,195

3.95%, 3/25/2051		280,000	309,231

Pacific Gas and Electric Co. 3.30%, 3/15/2027		366,000	376,999

Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (c)		9,000	9,113

Silgan Holdings, Inc. 3.25%, 3/15/2025	EUR	300,000	357,324

Swiss Re Finance UK plc (EUR Swap Annual 1 Year + 3.75%), 2.71%, 6/4/2052 (a) (d)	EUR	100,000	131,386

TI Automotive Finance plc

3.75%, 4/15/2029 (a)	EUR	300,000	363,329

3.75%, 4/15/2029 (c)	EUR	105,000	127,165

T-Mobile USA, Inc. 3.00%, 2/15/2041		210,000	208,592

Transocean, Inc. 11.50%, 1/30/2027 (c)		25,000	25,185

UGI International LLC 3.25%, 11/1/2025 (a)	EUR	250,000	300,944

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)

United States — continued

Upjohn Finance BV 1.91%, 6/23/2032 (a)	EUR	150,000	188,631

Verizon Communications, Inc.

2.55%, 3/21/2031		330,000	340,871

2.65%, 11/20/2040		60,000	58,214

3.40%, 3/22/2041		255,000	273,204

2.88%, 11/20/2050		75,000	72,253

3.55%, 3/22/2051		145,000	157,543

VMware, Inc. 2.20%, 8/15/2031		290,000	288,060

Wells Fargo & Co. Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (d) (e) (f)		340,000	353,474

WMG Acquisition Corp. 2.25%, 8/15/2031 (c)	EUR	162,000	192,082

			19,941,102

Total Corporate Bonds (Cost $170,755,538)			173,318,746

Foreign Government Securities — 29.5%

Angola — 0.1%

Republic of Angola

8.00%, 11/26/2029 (a)		210,000	220,671

Australia — 2.5%

Commonwealth of Australia

5.50%, 4/21/2023 (a)	AUD	6,868,000	5,474,611

3.00%, 3/21/2047 (a)	AUD	2,140,000	1,884,543

			7,359,154

Bahrain — 0.3%

Kingdom of Bahrain

5.45%, 9/16/2032 (c)		289,000	283,220

6.00%, 9/19/2044 (a)		335,000	313,078

7.50%, 9/20/2047 (a)		260,000	274,674

			870,972

Canada — 4.9%

Canada Government Bond

1.50%, 6/1/2023	CAD	2,731,000	2,207,464

0.50%, 9/1/2025	CAD	6,758,000	5,299,056

0.50%, 12/1/2030	CAD	9,655,000	7,169,334

			14,675,854

China — 2.4%

People’s Republic of China 3.02%, 5/27/2031	CNY	46,000,000	7,217,146

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	101

JPMorgan International Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued

Colombia — 0.2%

Republic of Colombia 3.13%, 4/15/2031		210,000	204,986

Titulos de Tesoreria 7.00%, 6/30/2032	COP	1,694,600,000	439,252

			644,238

Czech Republic — 0.3%

Czech Republic 2.00%, 10/13/2033	CZK	18,250,000	861,956

Dominican Republic — 0.5%

Dominican Republic Government Bond

6.88%, 1/29/2026 (c)		280,000	325,902

4.88%, 9/23/2032 (c)		240,000	251,520

5.30%, 1/21/2041 (c)		165,000	168,382

6.40%, 6/5/2049 (a)		184,000	201,170

5.88%, 1/30/2060 (c)		414,000	421,970

			1,368,944

Egypt — 0.5%

Arab Republic of Egypt

5.75%, 5/29/2024 (c)		200,000	212,537

7.60%, 3/1/2029 (c)		280,000	306,390

5.88%, 2/16/2031 (c)		386,000	379,245

7.05%, 1/15/2032 (c)		230,000	237,734

8.70%, 3/1/2049 (a)		300,000	315,713

			1,451,619

El Salvador — 0.1%

Republic of El Salvador

5.88%, 1/30/2025 (a)		195,000	172,087

6.38%, 1/18/2027 (a)		195,000	168,675

			340,762

Ethiopia — 0.1%

Federal Democratic Republic of Ethiopia 6.63%, 12/11/2024 (a)		400,000	354,825

Ghana — 0.2%

Republic of Ghana

7.63%, 5/16/2029 (a)		320,000	319,760

8.63%, 6/16/2049 (a)		220,000	210,279

			530,039

Hungary — 0.1%

Hungary Government Bond 7.63%, 3/29/2041		150,000	254,981

Indonesia — 1.1%

Republic of Indonesia

7.00%, 9/15/2030	IDR	4,152,000,000	309,308

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)

Indonesia — continued

6.50%, 2/15/2031	IDR	13,887,000,000	1,003,369

8.38%, 3/15/2034	IDR	720,000,000	58,054

7.50%, 4/15/2040	IDR	24,102,000,000	1,806,488

			3,177,219

Israel — 0.2%

State of Israel Government Bond 3.38%, 1/15/2050		570,000	619,982

Italy — 5.9%

Buoni Poliennali del Tesoro

0.00%, 4/1/2026 (a)	EUR	2,120,000	2,503,451

0.95%, 9/15/2027 (a)	EUR	3,940,000	4,862,432

0.25%, 3/15/2028 (a)	EUR	3,770,000	4,443,371

0.95%, 12/1/2031 (a)	EUR	288,000	346,665

Italian Republic Government Bond

0.88%, 5/6/2024		962,000	960,984

2.38%, 10/17/2024		3,295,000	3,428,401

2.88%, 10/17/2029		1,135,000	1,196,583

			17,741,887

Ivory Coast — 0.3%

Republic of Cote d’Ivoire

6.38%, 3/3/2028 (a)		270,000	300,594

6.88%, 10/17/2040 (c)	EUR	460,000	606,897

			907,491

Jamaica — 0.1%

Jamaica Government Bond 7.88%, 7/28/2045		200,000	282,475

Jordan — 0.3%

Hashemite Kingdom of Jordan

6.13%, 1/29/2026 (a)		200,000	218,225

5.85%, 7/7/2030 (c)		440,000	463,100

7.38%, 10/10/2047 (a)		210,000	225,264

			906,589

Kazakhstan — 0.1%

Republic of Kazakhstan 1.50%, 9/30/2034 (c)	EUR	370,000	445,970

Kenya — 0.2%

Republic of Kenya

6.88%, 6/24/2024 (a)		400,000	439,575

6.30%, 1/23/2034 (c)		293,000	302,156

			741,731

Lebanon — 0.0% (i)

Lebanese Republic

6.65%, 4/22/2024 (a) (j)		227,000	28,375

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued

Lebanon — continued

6.65%, 11/3/2028 (a) (j)		226,000	28,250

			56,625

Malaysia — 0.3%

Malaysia Government Bond 3.83%, 7/5/2034	MYR	3,920,000	943,057

Mexico — 1.1%

Mex Bonos Desarr Fix Rt Series M 20, 8.50%, 5/31/2029	MXN	17,000,000	926,857

7.75%, 5/29/2031	MXN	23,780,000	1,248,409

United Mexican States

3.77%, 5/24/2061		392,000	373,576

3.75%, 4/19/2071		853,000	795,049

			3,343,891

Morocco — 0.1%

Kingdom of Morocco

1.50%, 11/27/2031 (c)	EUR	180,000	199,823

3.00%, 12/15/2032 (c)		200,000	193,500

			393,323

New Zealand — 1.1%

New Zealand Government Bond

4.50%, 4/15/2027 (a)	NZD	952,000	781,735

2.75%, 4/15/2037 (a)	NZD	3,201,000	2,407,791

			3,189,526

Nigeria — 0.4%

Federal Republic of Nigeria

7.63%, 11/21/2025 (a)		300,000	335,400

7.88%, 2/16/2032 (a)		320,000	343,660

7.63%, 11/28/2047 (a)		400,000	401,700

			1,080,760

Pakistan — 0.2%

Islamic Republic of Pakistan

6.00%, 4/8/2026 (c)		353,000	354,804

7.38%, 4/8/2031 (c)		216,000	218,724

			573,528

Paraguay — 0.2%

Republic of Paraguay 5.00%, 4/15/2026 (a)		420,000	475,991

Philippines — 0.1%

Republic of Philippines 2.95%, 5/5/2045		330,000	331,815

Portugal — 1.6%

Portuguese Republic 5.13%, 10/15/2024 (a)		4,260,000	4,830,925

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)

Qatar — 0.2%

State of Qatar

5.10%, 4/23/2048 (a)		245,000	329,341

4.40%, 4/16/2050 (c)		200,000	248,000

			577,341

Romania — 0.2%

Romania Government Bond

2.63%, 12/2/2040 (c)	EUR	148,000	172,348

4.63%, 4/3/2049 (c)	EUR	276,000	410,679

			583,027

Senegal — 0.3%

Republic of Senegal

6.25%, 5/23/2033 (a)		660,000	710,449

6.75%, 3/13/2048 (a)		260,000	270,124

			980,573

Serbia — 0.3%

Republic of Serbia

1.50%, 6/26/2029 (c)	EUR	410,000	493,136

1.65%, 3/3/2033 (c)	EUR	316,000	369,852

			862,988

South Africa — 1.5%

Republic of South Africa

4.30%, 10/12/2028		240,000	247,770

Series R213, 7.00%, 2/28/2031	ZAR	21,130,000	1,261,745

8.88%, 2/28/2035	ZAR	33,080,000	2,091,754

6.25%, 3/8/2041		100,000	109,956

5.75%, 9/30/2049		710,000	714,349

			4,425,574

Ukraine — 0.4%

Ukraine Government Bond

7.75%, 9/1/2026 (a)		560,000	622,580

7.38%, 9/25/2032 (a)		430,000	459,509

			1,082,089

United Arab Emirates — 0.1%

United Arab Emirates Government Bond 4.00%, 7/28/2050 (c)		400,000	363,500

United Kingdom — 0.9%

United Kingdom of Great Britain and Northern Ireland 3.75%, 9/7/2021 (a)	GBP	1,938,092	2,666,105

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	103

JPMorgan International Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Foreign Government Securities — continued

Uruguay — 0.1%

Oriental Republic of Uruguay 5.10%, 6/18/2050	250,000	332,937

Total Foreign Government Securities (Cost $88,019,381)		88,068,080

Commercial Mortgage-Backed Securities — 2.1%

United States — 2.1%

BAMLL Re-REMIC Trust Series 2014-FRR4, Class BK29, PO, 4/27/2023 (c)	400,000	383,945

Banc of America Commercial Mortgage Trust Series 2007-5, Class AJ, 6.02%, 2/10/2051 (h)	329,563	338,364

BANK

Series 2019-BN16, Class C, 4.79%, 2/15/2052 ‡ (h)	23,000	25,859

Series 2018-BN10, Class C, 4.16%, 2/15/2061 ‡ (h)	70,000	75,528

Series 2018-BN13, Class C, 4.71%, 8/15/2061 ‡ (h)	118,000	132,018

Series 2019-BN20, Class C, 3.77%, 9/15/2062 ‡ (h)	176,000	185,441

Benchmark Mortgage Trust Series 2019-B11, Class C, 3.75%, 5/15/2052 ‡ (h)	315,000	335,332

CCUBS Commercial Mortgage Trust Series 2017-C1, Class C, 4.54%, 11/15/2050 (h)	28,000	30,775

CD Mortgage Trust Series 2016-CD2, Class C, 4.13%, 11/10/2049 ‡ (h)	21,000	21,794

Citigroup Commercial Mortgage Trust

Series 2014-GC23, Class C, 4.58%, 7/10/2047 (h)	21,000	22,387

Series 2015-P1, Class D, 3.23%, 9/15/2048 ‡ (c)	205,000	195,842

CSAIL Commercial Mortgage Trust Series 2021-C20, Class C, 3.85%, 3/15/2054 ‡ (h)	119,000	128,262

FHLMC, Multi-Family Structured Pass-Through Certificates

Series K033, Class X1, IO, 0.40%, 7/25/2023 (h)	3,780,965	18,672

Series K739, Class X1, IO, 1.39%, 9/25/2027 (h)	2,198,206	143,457

Series K153, Class X3, IO, 3.90%, 4/25/2035 (h)	340,000	106,219

Series K036, Class X3, IO, 2.18%, 12/25/2041 (h)	2,640,000	116,545

Series K720, Class X3, IO, 1.38%, 8/25/2042 (h)	6,800,000	77,813

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

United States — continued

Series K041, Class X3, IO, 1.70%, 11/25/2042 (h)	3,470,000	163,600

Series K718, Class X3, IO, 1.48%, 2/25/2043 (h)	10,025,000	55,636

Series K054, Class X3, IO, 1.65%, 4/25/2043 (h)	1,365,000	87,973

Series K050, Class X3, IO, 1.61%, 10/25/2043 (h)	1,010,000	57,368

Series K051, Class X3, IO, 1.67%, 10/25/2043 (h)	1,395,000	83,853

Series K052, Class X3, IO, 1.67%, 1/25/2044 (h)	750,000	47,200

Series K726, Class X3, IO, 2.21%, 7/25/2044 (h)	2,890,000	154,922

Series K067, Class X3, IO, 2.19%, 9/25/2044 (h)	1,385,000	156,031

Series K072, Class X3, IO, 2.21%, 12/25/2045 (h)	400,000	47,883

Series K089, Class X3, IO, 2.37%, 1/25/2046 (h)	850,000	127,749

Series K078, Class X3, IO, 2.29%, 6/25/2046 (h)	1,820,000	243,105

Series K088, Class X3, IO, 2.42%, 2/25/2047 (h)	980,000	152,490

FREMF Series 2018-KF46, Class B, 2.04%, 3/25/2028 (c) (h)	418,474	407,492

FREMF Mortgage Trust

Series 2017-KF31, Class B, 2.99%, 4/25/2024 (c) (h)	38,243	37,875

Series 2017-KF36, Class B, 2.74%, 8/25/2024 (c) (h)	39,502	39,502

Series 2017-KF38, Class B, 2.59%, 9/25/2024 (c) (h)	34,898	34,898

Series 2018-KF47, Class B, 2.09%, 5/25/2025 (c) (h)	12,723	12,495

Series 2018-KF49, Class B, 1.99%, 6/25/2025 (c) (h)	220,388	216,666

Series 2017-K728, Class B, 3.76%, 11/25/2050 (c) (h)	190,000	203,117

Series 2017-K728, Class C, 3.76%, 11/25/2050 (c) (h)	105,000	110,830

GNMA Series 2017-23, IO, 0.62%, 5/16/2059 (h)	362,229	16,692

GS Mortgage Securities Trust

Series 2012-GCJ9, Class D, 4.90%, 11/10/2045‡(c) (h)	320,000	323,346

Series 2015-GC30, Class C, 4.21%, 5/10/2050 (h)	36,000	38,240

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Commercial Mortgage-Backed Securities — continued

United States — continued

JPMBB Commercial Mortgage Securities Trust

Series 2015-C30, Class C, 4.41%, 7/15/2048 ‡ (h)	62,000	65,194

Series 2015-C31, Class C, 4.77%, 8/15/2048 ‡ (h)	23,000	24,538

JPMDB Commercial Mortgage Securities Trust Series 2017-C7, Class C, 4.30%, 10/15/2050 (h)	39,000	42,515

JPMorgan Chase Commercial Mortgage Securities Trust

Series 2016-JP4, Class C, 3.55%, 12/15/2049 ‡ (h)	28,000	28,217

LB Commercial Mortgage Trust Series 2007-C3, Class AJ, 6.10%, 7/15/2044 (h)	18,289	18,060

LB-UBS Commercial Mortgage Trust

Series 2006-C6, Class AJ, 5.45%, 9/15/2039 ‡ (h)	227,626	121,780

Morgan Stanley Bank of America Merrill Lynch Trust

Series 2014-C14, Class C, 5.22%, 2/15/2047 ‡ (h)	21,000	22,448

Series 2015-C24, Class C, 4.49%, 5/15/2048 ‡ (h)	36,000	38,030

Morgan Stanley Capital I Trust

Series 2005-HQ7, Class E, 5.50%, 11/14/2042 ‡ (h)	42,929	42,428

Series 2015-MS1, Class B, 4.17%, 5/15/2048 ‡ (h)	28,000	30,111

Series 2020-L4, Class C, 3.54%, 2/15/2053 (h)	113,000	117,934

UBS Commercial Mortgage Trust Series 2017-C7, Class B, 4.29%, 12/15/2050 ‡ (h)	106,000	118,637

Velocity Commercial Capital Loan Trust

Series 2018-2, Class A, 4.05%, 10/26/2048 (c) (h)	143,181	148,441

Series 2019-1, Class M1, 3.94%, 3/25/2049 ‡ (c) (h)	159,769	166,444

Wells Fargo Commercial Mortgage Trust

Series 2016-C35, Class C, 4.18%, 7/15/2048 ‡ (h)	23,000	23,865

Series 2019-C49, Class C, 4.87%, 3/15/2052 ‡ (h)	59,000	66,767

Total Commercial Mortgage-Backed Securities (Cost $6,113,817)		6,232,625

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — 2.0%

United States — 2.0%

Accelerated Assets LLC Series 2018-1, Class C, 6.65%, 12/2/2033 ‡ (c)	146,131	154,038

Chase Funding Trust

Series 2003-6, Class 1A7, 5.28%, 11/25/2034 ‡ (b)	80,812	85,124

Credit Acceptance Auto Loan Trust Series 2018-3A, Class B, 3.89%, 10/15/2027 (c)	35,880	35,940

Credit-Based Asset Servicing and Securitization LLC

Series 2004-CB5, Class M1, 1.00%, 1/25/2034 ‡ (h)	93,388	92,289

Drive Auto Receivables Trust Series 2018-3, Class D, 4.30%, 9/16/2024	176,714	179,963

DT Auto Owner Trust

Series 2018-3A, Class C, 3.79%, 7/15/2024 (c)	30,248	30,290

Series 2019-1A, Class D, 3.87%, 11/15/2024 (c)	65,000	66,841

Series 2019-1A, Class E, 4.94%, 2/17/2026 (c)	100,000	105,359

Exeter Automobile Receivables Trust Series 2018-3A, Class D, 4.35%, 6/17/2024 (c)	201,177	205,646

Flagship Credit Auto Trust

Series 2017-4, Class D, 3.58%, 1/15/2024 (c)	280,000	286,263

Series 2017-2, Class E, 5.55%, 7/15/2024 (c)	380,000	387,801

GLS Auto Receivables Issuer Trust Series 2019-2A, Class B, 3.32%, 3/15/2024 (c)	160,929	162,587

JetBlue Pass-Through Trust

Series 2019-1, Class B, 8.00%, 11/15/2027	168,849	198,869

Series 2019-1, Class A, 2.95%, 5/15/2028	46,952	47,970

Series 2020-1, Class B, 7.75%, 11/15/2028	44,548	52,476

Lendmark Funding Trust Series 2019-2A, Class C, 3.72%, 4/20/2028 ‡ (c)	580,000	593,397

Marlette Funding Trust

Series 2018-2A, Class C, 4.37%, 7/17/2028 (c)	117,328	117,738

OneMain Direct Auto Receivables Trust

Series 2018-1A, Class B, 3.71%, 4/14/2025 (c)	100,000	100,793

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	105

JPMorgan International Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — continued

United States — continued

Series 2018-1A, Class D, 4.40%, 1/14/2028 (c)	160,000	161,203

Onemain Financial Issuance Trust Series 2018-1A, Class D, 4.08%, 3/14/2029 ‡ (c)	100,000	102,242

PNMAC GMSR Issuer Trust

Series 2018-GT2, Class A, 2.73%, 8/25/2025 (c) (h)	210,000	209,703

Progress Residential Trust Series 2018-SFR3, Class E, 4.87%, 10/17/2035 ‡ (c)	262,000	262,150

Santander Revolving Auto Loan Trust

Series 2019-A, Class C, 3.00%, 1/26/2032 (c)	150,000	157,957

Series 2019-A, Class D, 3.45%, 1/26/2032 (c)	650,000	681,989

Structured Asset Investment Loan Trust

Series 2004-8, Class M3, 1.06%, 9/25/2034 ‡ (h)	58,392	58,345

Series 2005-HE3, Class M1, 0.80%, 9/25/2035 ‡ (h)	52,883	52,745

US Auto Funding Series 2021-1A, Class C, 2.20%, 5/15/2026 (c)	1,125,000	1,125,189

Westlake Automobile Receivables Trust

Series 2018-2A, Class E, 4.86%, 1/16/2024 (c)	310,000	315,922

Total Asset-Backed Securities (Cost $5,920,391)		6,030,829

Collateralized Mortgage Obligations — 1.1%

United Kingdom — 0.0% (i)

Brass NO 8 plc Series 8A, Class A1, 0.82%, 11/16/2066 (c) (h)	91,397	91,826

United States — 1.1%

Alternative Loan Trust

Series 2004-25CB, Class A1, 6.00%, 12/25/2034	118,050	119,211

Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035	70,825	70,099

Series 2005-80CB, Class 5A1, 6.00%, 2/25/2036	85,366	86,794

Series 2007-2CB, Class 1A6, 5.75%, 3/25/2037	135,697	105,036

Chase Mortgage Finance Trust Series 2007-A1, Class 1A5, 2.45%, 2/25/2037 (h)	19,272	19,464

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

United States — continued

CHL Mortgage Pass-Through Trust Series 2007-16, Class A1, 6.50%, 10/25/2037	51,236	35,296

COLT Mortgage Loan Trust Series 2019-4, Class A1, 2.58%, 11/25/2049 (c) (h)	52,269	52,356

Deephaven Residential Mortgage Trust

Series 2020-1, Class A1, 2.34%, 1/25/2060 (c) (h)	77,326	77,693

FHLMC Structured Agency Credit Risk Debt Notes Series 2018-HQA1, Class M2, 2.38%, 9/25/2030 (h)	46,314	46,908

FHLMC, REMIC

Series 2916, Class S, IF, IO, 7.15%, 1/15/2035 (h)	1,581,599	321,233

Series 4305, Class SK, IF, IO, 6.50%, 2/15/2044 (h)	537,030	106,460

Series 4689, Class SD, IF, IO, 6.05%, 6/15/2047 (h)	378,782	84,415

Series 4714, Class SA, IF, IO, 6.05%, 8/15/2047 (h)	307,854	66,300

Series 5022, IO, 3.00%, 9/25/2050	531,415	76,629

Series 5023, Class MI, IO, 3.00%, 10/25/2050	903,153	150,298

Series 4839, Class WS, IF, IO, 6.00%, 8/15/2056 (h)	2,300,104	521,410

FNMA, Connecticut Avenue Securities

Series 2015-C03, Class 2M2, 5.08%, 7/25/2025 (h)	24,257	24,487

Series 2016-C06, Class 1M2, 4.33%, 4/25/2029 (h)	43,440	44,870

Series 2018-C05, Class 1M2, 2.43%, 1/25/2031 (h)	7,711	7,800

Series 2018-C06, Class 1M2, 2.08%, 3/25/2031 (h)	71,738	72,206

Series 2018-C06, Class 2M2, 2.18%, 3/25/2031 (h)	20,298	20,454

FNMA, REMIC

Series 2010-57, Class ID, IO, 4.00%, 6/25/2025	108,952	2,146

Series 2012-146, Class AI, IO, 3.00%, 1/25/2028	1,058,489	61,964

Series 2016-68, Class BI, IO, 3.00%, 10/25/2031	726,937	61,532

Series 2012-93, Class SE, IF, IO, 6.02%, 9/25/2042 (h)	108,600	23,010

Series 2012-124, Class UI, IO, 4.00%, 11/25/2042	112,794	14,983

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)
Collateralized Mortgage Obligations — continued

United States — continued

Series 2012-133, Class NS, IF, IO, 6.07%, 12/25/2042 (h)		195,924	40,044

Series 2015-40, Class LS, IF, IO, 6.09%, 6/25/2045 (h)		276,923	54,927

Series 2016-75, Class SC, IF, IO, 6.02%, 10/25/2046 (h)		676,429	127,432

Series 2017-31, Class SG, IF, IO, 6.02%, 5/25/2047 (h)		990,455	201,793

Series 2017-39, Class ST, IF, IO, 6.02%, 5/25/2047 (h)		297,142	64,766

Series 2017-69, Class SH, IF, IO, 6.12%, 9/25/2047 (h)		431,987	96,093

Series 2019-42, Class SK, IF, IO, 5.97%, 8/25/2049 (h)		757,185	141,408

FNMA, STRIPS Series 409, Class 27, IO, 4.00%, 4/25/2027 (h)		144,177	8,731

GNMA

Series 2017-107, Class KS, IF, IO, 6.11%, 7/20/2047 (h)		276,280	50,802

Series 2019-42, Class SJ, IF, IO, 5.96%, 4/20/2049 (h)		652,845	99,963

Series 2015-H13, Class GI, IO, 1.58%, 4/20/2065 (h)		178,757	6,884

Merrill Lynch Mortgage Investors Trust Series 2004-C, Class A1, 0.64%, 7/25/2029 (h)		68,054	67,016

Structured Adjustable Rate Mortgage Loan Trust

Series 2004-8, Class 3A, 2.62%, 7/25/2034 (h)		15,664	16,844

			3,249,757

Total Collateralized Mortgage Obligations (Cost $3,339,979)			3,341,583

Supranational — 0.5%

African Export-Import Bank (The) 5.25%, 10/11/2023 (a)		200,000	216,500

European Union 0.10%, 10/4/2040 (a)	EUR	1,070,000	1,214,185

Total Supranational (Cost $1,417,547)			1,430,685

INVESTMENTS	SHARES	VALUE ($)

Common Stocks — 0.0% (i)

United States — 0.0% (i)

Oasis Petroleum, Inc. (Cost $46,454)	1,711	148,156

	NO. OF WARRANTS

Warrants — 0.0% (i)

United States — 0.0% (i)

Windstream Holdings, Inc.

Expiring 12/31/2049, price 10.75 USD * ‡ (Cost $—)	16	322

	SHARES

Short-Term Investments — 4.0%

Investment Companies — 4.0%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (k) (l) (Cost $11,856,250)	11,856,250	11,856,250

Total Investments — 97.2% (Cost $287,469,357)		290,427,276
Other Assets Less Liabilities — 2.8%		8,221,405

NET ASSETS — 100.0%		298,648,681

Percentages indicated are based on net assets.

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CNY	China Yuan
COP	Colombian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August 31, 2021. The rate may be subject to a cap and floor.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	107

JPMorgan International Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
OYJ	Public Limited Company
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
USD	United States Dollar
ZAR	South African Rand

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of August 31, 2021.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2021.
(e)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of August 31, 2021.
(f)	Security is an interest bearing note with preferred security characteristics.
(g)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(h)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2021.
(i)	Amount rounds to less than 0.1% of net assets.
(j)	Defaulted security.
(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of August 31, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of August 31, 2021:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 5 Year Note	9	12/2021	USD	1,113,398	1,669

Short Contracts
Euro-Bobl	(10)	09/2021	EUR	(1,593,776)	4,468
Euro-Buxl	(43)	09/2021	EUR	(10,784,026)	(442,966)
U.S. Treasury 5 Year Note	(18)	12/2021	USD	(2,226,797)	(3,411)
U.S. Treasury 10 Year Note	(4)	12/2021	USD	(533,687)	(1,258)
U.S. Treasury 10 Year Ultra Note	(155)	12/2021	USD	(22,935,156)	(60,013)
U.S. Treasury Long Bond	(12)	12/2021	USD	(1,956,750)	5,037
U.S. Treasury Ultra Bond	(56)	12/2021	USD	(11,060,000)	(50,873)

					(549,016)

					(547,347)

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

Abbreviations
EUR	Euro
USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of August 31, 2021:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	117,456,418	EUR	98,683,403	BNP Paribas	9/3/2021	933,876
USD	455,386	EUR	383,638	Merrill Lynch International	9/3/2021	2,396
USD	7,475,304	GBP	5,359,080	State Street Corp.	9/3/2021	107,356
CLP	1,144,969,197	USD	1,472,326	Citibank, NA**	9/29/2021	5,629
COP	3,435,703,196	USD	897,441	BNP Paribas**	9/29/2021	12,790
CZK	45,259,890	USD	2,091,647	BNP Paribas	9/29/2021	9,923
EUR	1,798,862	USD	2,119,633	Merrill Lynch International	9/29/2021	5,582
EUR	1,200,000	USD	1,415,322	State Street Corp.	9/29/2021	2,384
IDR	14,327,440,428	USD	989,717	Citibank, NA**	9/29/2021	15,783
INR	426,645,647	USD	5,719,724	Goldman Sachs International**	9/29/2021	108,790
KRW	357,447,893	USD	305,281	Barclays Bank plc**	9/29/2021	3,075
KRW	4,896,300,266	USD	4,184,157	Citibank, NA**	9/29/2021	39,690
PLN	10,955,609	USD	2,812,884	BNP Paribas	9/29/2021	47,657
USD	10,092,941	AUD	13,743,635	BNP Paribas	9/29/2021	37,057
USD	15,508,566	CAD	19,412,925	Goldman Sachs International	9/29/2021	122,300
USD	2,213,054	CAD	2,769,287	Royal Bank of Canada	9/29/2021	18,176
USD	2,759,451	GBP	2,000,315	Barclays Bank plc	9/29/2021	9,103
USD	69,911,245	EUR	59,072,264	BNP Paribas	10/5/2021	113,524
USD	50,713,519	EUR	42,845,475	HSBC Bank, NA	10/5/2021	88,805
USD	7,386,586	GBP	5,359,080	HSBC Bank, NA	10/5/2021	17,984

Total unrealized appreciation						1,701,880

EUR	59,072,264	USD	69,867,236	BNP Paribas	9/3/2021	(116,394)
EUR	42,845,475	USD	50,681,728	HSBC Bank, NA	9/3/2021	(91,015)
EUR	228,267	USD	270,957	Royal Bank of Canada	9/3/2021	(1,426)
GBP	5,359,080	USD	7,385,951	HSBC Bank, NA	9/3/2021	(18,003)
USD	258,080	EUR	220,096	Citibank, NA	9/3/2021	(1,803)
USD	987,268	EUR	838,000	Royal Bank of Canada	9/3/2021	(2,219)
USD	2,362,814	EUR	2,020,869	State Street Corp.	9/3/2021	(23,370)
MXN	9,254,865	USD	463,039	BNP Paribas	9/29/2021	(3,982)
USD	7,120,055	CNY	46,331,350	Citibank, NA**	9/29/2021	(38,979)
USD	350,195	CNY	2,274,210	Royal Bank of Canada**	9/29/2021	(1,212)
USD	1,339,820	COP	5,189,656,890	BNP Paribas**	9/29/2021	(35,092)
USD	24,969,105	EUR	21,249,814	Citibank, NA	9/29/2021	(135,887)
USD	879,323	MYR	3,732,608	BNP Paribas**	9/29/2021	(17,422)
USD	6,301,310	NZD	8,997,112	Barclays Bank plc	9/29/2021	(38,505)
USD	3,387,223	ZAR	50,637,368	Citibank, NA	9/29/2021	(85,312)

Total unrealized depreciation						(610,621)

Net unrealized appreciation						1,091,259

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	109

JPMorgan International Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CLP	Chile Peso
CNY	China Yuan
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	Korean Republic Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PLN	Polish Zloty
USD	United States Dollar
ZAR	South African Rand

**	Non-deliverable forward.

Centrally Cleared Credit default swap contracts outstanding — buy protection (a) as of August 31, 2021:
REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (b)	NOTIONAL AMOUNT (c)	UPFRONT PAYMENTS (RECEIPTS) ($) (d)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.EM.35-V1	1.00	Quarterly	6/20/2026	1.52	USD 1,801,000	49,002	(9,657)	39,345
CDX.NA.EM.35-V1	1.00	Quarterly	6/20/2026	1.52	USD 1,819,000	51,580	(11,842)	39,738
CDX.NA.EM.35-V1	1.00	Quarterly	6/20/2026	1.52	USD 2,810,000	100,487	(39,099)	61,388

						201,069	(60,598)	140,471

iTraxx.Europe.Main.35-V1	1.00	Quarterly	6/20/2026	0.45	EUR 3,560,000	(92,927)	(27,883)	(120,810)

						108,142	(88,481)	19,661

Centrally Cleared Credit default swap contracts outstanding — sell protection (e) as of August 31, 2021:
REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (b)	NOTIONAL AMOUNT (c)	UPFRONT PAYMENTS (RECEIPTS) ($) (d)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
iTraxx.Europe.Crossover.35-V1	5.00	Quarterly	6/20/2026	2.28	EUR 1,250,000	149,660	45,904	195,564

(a)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(b)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(d)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

(e)

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

Centrally Cleared Interest rate swap contracts outstanding as of August 31, 2021:
FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
6 month EURIBOR semi-annually	0.11 annually	Pay	5/28/2031	EUR	5,500,000	—	114,342
3 month LIBOR quarterly	0.94 semi-annually	Pay	6/24/2026	USD	14,900,000	—	97,548

						—	211,890

1 day SONIA annually	0.76 annually	Receive	5/26/2031	GBP	5,000,000	—	(97,730)
3 month LIBOR quarterly	1.80 semi-annually	Receive	6/24/2051	USD	2,850,000	—	(113,634)

						—	(211,364)

						—	526

Abbreviations

CDX	Credit Default Swap Index
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
LIBOR	London Interbank Offered Rate
SONIA	Sterling Overnight Index Average
USD	United States Dollar

(a)	Value of floating rate index at August 31, 2021 was as follows:

FLOATING RATE INDEX	VALUE
1 Day SONIA	0.05%
3 Month LIBOR	0.12
6 Month EURIBOR	0.52

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	111

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — 94.3% (a)

Alabama — 1.9%

Black Belt Energy Gas District, Gas Prepay Project No. 5 Series 2020A-1, Rev., 4.00%, 10/1/2026 (b)	250,000	290,282

Black Belt Energy Gas District, Gas Supply Series 2017A, Rev., LIQ: Royal Bank of Canada, 4.00%, 9/10/2021 (b)	30,000	30,815

City of Pell City, Warrants Series A, GO, 5.00%, 2/1/2025	100,000	115,660

Selma Industrial Development Board, International Paper Co. Project Series 2020A, Rev., 1.37%, 6/16/2025 (b)	100,000	103,471

Southeast Alabama Gas Supply District (The), Project No. 1 Series 2018A, Rev., 4.00%, 4/1/2024 (b)	25,000	27,166

Southeast Energy Authority A Cooperative District, Project No. 2 Series 2021B, Rev., 4.00%, 12/1/2031 (b)	780,000	963,698

University of Alabama (The), Huntsville General Fee Series B-2, Rev., 5.00%, 9/1/2031	95,000	119,884

Total Alabama		1,650,976

Alaska — 0.6%

Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project Series 2019A, Rev., 5.00%, 10/1/2024	200,000	226,610

Alaska Municipal Bond Bank Authority

Series 3, Rev., 5.00%, 10/1/2025	20,000	22,806

Series 3, Rev., 5.00%, 12/1/2028	225,000	273,690

Total Alaska		523,106

Arizona — 3.1%

Arizona Industrial Development Authority, Cadence Campus Project

Series 2020A, Rev., 4.00%, 7/15/2030 (c)	125,000	138,735

Series 2020A, Rev., 4.00%, 7/15/2040 (c)	125,000	136,270

Arizona Industrial Development Authority, Equitable School Revolving Fund Series A, Rev., 5.00%, 11/1/2044	250,000	299,535

Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2019A, Rev., 5.00%, 1/1/2036	250,000	262,704

Arizona Industrial Development Authority, Macombs Facility Project Series 2021A, Rev., 4.00%, 7/1/2051	125,000	143,949

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Arizona — continued

Arizona Industrial Development Authority, Phoenix Children’s Hospital

Series 2020A, Rev., 5.00%, 2/1/2024	55,000	61,258

Series 2020A, Rev., 5.00%, 2/1/2025	70,000	81,014

Series 2020A, Rev., 5.00%, 2/1/2031	150,000	196,691

Series 2020A, Rev., 5.00%, 2/1/2032	200,000	261,610

City of Mesa

GO, 5.00%, 7/1/2030	185,000	248,127

City of Mesa, Excise Tax

Rev., 5.00%, 7/1/2030	95,000	126,942

Rev., 5.00%, 7/1/2031	75,000	99,698

Rev., 5.00%, 7/1/2032	185,000	245,069

City of Phoenix Civic Improvement Corp., Junior Lien, Airport System Series 2017D, Rev., 5.00%, 7/1/2026	160,000	194,400

Maricopa County School District No. 3 Tempe Elementary, School Improvement, Project of 2016 Series A, GO, 5.00%, 7/1/2027	30,000	37,323

Maricopa County Unified School District No. 95, Queen Creek, School Improvement

GO, 4.00%, 7/1/2027	40,000	47,737

GO, 4.00%, 7/1/2028	50,000	60,657

Salt Verde Financial Corp.

Rev., 5.25%, 12/1/2026	100,000	121,887

Total Arizona		2,763,606

Arkansas — 0.1%

City of Fort Smith, Water and Sewer Construction Rev., 5.00%, 10/1/2024	75,000	85,126

University of Arkansas, Various Facility UAMS Campus Rev., 5.00%, 11/1/2021	40,000	40,322

Total Arkansas		125,448

California — 7.3%

Baldwin Park Financing Authority, Rail Crossings Safety Improvements Project Rev., 5.00%, 6/1/2024	100,000	113,387

Brentwood Infrastructure Financing Authority, Civic Center Project Rev., 5.00%, 10/1/2025	45,000	53,044

California Health Facilities Financing Authority, Kaiser Permanente Series 2006C, Rev., 5.00%, 11/1/2029 (b)	300,000	396,088

California Health Facilities Financing Authority, On Lok Senior Health Service

Rev., 3.00%, 8/1/2023	100,000	104,775

Rev., 5.00%, 8/1/2040	100,000	125,543

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

California — continued

California Municipal Finance Authority, San Antonio Gardens Project Rev., 5.00%, 11/15/2039	150,000	177,585

California Municipal Finance Authority, Sewer Project Rev., AGM, 5.00%, 8/1/2024	100,000	114,167

California Public Finance Authority, Enso Village Project, Green Bond Series 2021B-1, Rev., 3.13%, 5/15/2029 (c)	200,000	203,693

California State Public Works Board, Various Capital Projects Series 2020D, Rev., 5.00%, 11/1/2028	355,000	459,835

California Statewide Communities Development Authority, Emanate Health, Tax-Exempt Series 2020A, Rev., 5.00%, 4/1/2030	150,000	197,581

Chula Vista Municipal Financing Authority Rev., 4.00%, 5/1/2026	60,000	69,455

Chula Vista Municipal Financing Authority, Green Bond Series 2017B, Rev., 4.00%, 12/1/2028	45,000	55,524

City of Los Angeles Department of Airports, International Airport Senior

Series A, Rev., AMT, 5.00%, 5/15/2022	125,000	129,270

Series A, Rev., AMT, 5.00%, 5/15/2033	100,000	115,607

City of Los Angeles Department of Airports, International Airport Subordinate Series 2019E, Rev., AMT, 5.00%, 5/15/2026	10,000	12,133

City of Roseville, 316 Vernon Street Project COP, 5.00%, 8/1/2025	70,000	82,840

City of Santa Rosa, Courthouse Square Project and Lease COP, 4.00%, 10/1/2024	90,000	100,080

City of South Pasadena Rev., 5.00%, 10/1/2024	110,000	126,421

County of Santa Clara, Election of 2008 Series 2017C, GO, 5.00%, 8/1/2033	40,000	49,695

CSCDA Community Improvement Authority, Essential Housing, Jefferson-Anaheim Series 2021A-1, Rev., 2.88%, 8/1/2041 (c)	255,000	263,345

Cucamonga Valley Water District Financing Authority

Series 2021B, Rev., 5.00%, 9/1/2032	190,000	260,319

Series 2021B, Rev., 4.00%, 9/1/2033	150,000	188,654

El Centro Financing Authority Series 2021B, Rev., 4.00%, 10/1/2023	210,000	225,430

El Monte City School District, Election of 2014 Series A, GO, 5.00%, 8/1/2025	55,000	64,618

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

California — continued

Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series A-1, Rev., 5.00%, 6/1/2032	250,000	311,033

Hermosa Beach City School District, Election of 2016 Series A, GO, 4.00%, 8/1/2023	15,000	16,103

Huntington Beach Public Financing Authority Series 2020A, Rev., 5.00%, 5/1/2030	400,000	532,764

Lodi Public Financing Authority Rev., AGM, 5.00%, 9/1/2027	350,000	437,330

Metropolitan Water District of Southern California, Waterworks Series 2019A, Rev., 5.00%, 7/1/2034	25,000	32,239

Municipal Improvement Corp. of Los Angeles, Real Property Series 2014-A, Rev., 5.00%, 5/1/2023 (d)	20,000	21,622

Northern California Power Agency, Hydroelectric Project Series 2019A, Rev., 5.00%, 7/1/2022	20,000	20,816

Salinas Facilities Financing Authority Series 2020A-1, Rev., AGM, 4.00%, 11/1/2027	100,000	118,884

San Diego Community College District GO, 5.00%, 8/1/2022 (d)	50,000	52,242

San Dieguito Union High School District, Election of 2012 Series A-2, GO, 5.00%, 8/1/2024	150,000	163,989

San Francisco City and County Airport Commission, San Francisco International Airport

Series 2016A, Rev., 5.00%, 5/1/2023	105,000	113,475

Series 2016A, Rev., 5.00%, 5/1/2026	95,000	115,069

San Jose Evergreen Community College District Series A, GO, 5.00%, 9/1/2022	100,000	104,915

San Jose Evergreen Community College District, Election of 2010 Series C, GO, 5.00%, 9/1/2024 (d)	105,000	120,189

San Ramon Valley Fire Protection District, Public Safety Complex and Fire Training Facility Projects

COP, 4.00%, 8/1/2023	55,000	58,913

COP, 4.00%, 8/1/2032	125,000	153,553

Santa Cruz County Capital Financing Authority Series 2020A, Rev., 4.00%, 6/1/2025	100,000	113,114

Sequoia Union High School District GO, 5.00%, 7/1/2027	25,000	30,536

Sierra View Local Health Care District Rev., 4.00%, 7/1/2023	165,000	175,393

Yosemite Community College District GO, 5.00%, 8/1/2022 (d)	100,000	104,484

Total California		6,485,752

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	113

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Colorado — 4.2%

Colorado Educational and Cultural Facilities Authority, Aspen View Academy Project Rev., 4.00%, 5/1/2036	85,000	96,194

Colorado Educational and Cultural Facilities Authority, Vega Collegiate Academy Project Rev., 5.00%, 2/1/2051 (c)	150,000	166,827

Colorado Health Facilities Authority, Boulder Community Health Project

Rev., 5.00%, 10/1/2021	100,000	100,381

Rev., 5.00%, 10/1/2022	125,000	131,359

Rev., 5.00%, 10/1/2023	175,000	191,325

Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project Rev., 5.00%, 6/1/2026 (d)	210,000	253,399

Colorado Higher Education, Capital Construction, Lease Purchase Financing Program Series 2014A, COP, 5.00%, 11/1/2025	10,000	11,823

Crystal Valley Metropolitan District No. 2, Limited Tax

Series 2020A, GO, AGM, 5.00%, 12/1/2022	50,000	52,970

Series 2020A, GO, AGM, 5.00%, 12/1/2023	135,000	149,078

Series 2020A, GO, AGM, 5.00%, 12/1/2024	175,000	200,576

El Paso County School District No. 49 Falcon COP, 5.00%, 12/15/2028	170,000	217,516

Regional Transportation District, Denver Transit Partners

Rev., 5.00%, 7/15/2029	130,000	166,691

Rev., 5.00%, 1/15/2030	170,000	220,181

Rev., 5.00%, 7/15/2030	115,000	150,258

Rev., 5.00%, 1/15/2031	250,000	330,018

Rev., 4.00%, 7/15/2036	185,000	221,746

Regional Transportation District, Sales Tax, Fastracks Project Series 2013A, Rev., 5.00%, 11/1/2029	215,000	284,458

Southlands Metropolitan District No. 1 Series A-1, GO, 5.00%, 12/1/2037	250,000	287,669

State of Colorado Series 2018A, COP, 5.00%, 12/15/2030	115,000	147,280

STC Metropolitan District No. 2, Limited Tax Improvement Series 2019A, GO, 5.00%, 12/1/2038	300,000	329,253

University of Colorado, Enterprise System Series A-2, Rev., 5.00%, 6/1/2026	40,000	48,579

Total Colorado		3,757,581

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Connecticut — 0.9%

Connecticut State Health and Educational Facilities Authority, Sacred Heart University Series K, Rev., 5.00%, 7/1/2022	250,000	259,895

Connecticut State Health and Educational Facilities Authority, Yale University Series A-2, Rev., 5.00%, 7/1/2022 (b)	100,000	104,078

State of Connecticut Series A, GO, 5.00%, 4/15/2033	135,000	164,331

State of Connecticut, Special Tax Transportation Infrastructure Purposes

Series 2020A, Rev., 5.00%, 5/1/2023	200,000	216,248

Series B, Rev., 5.00%, 8/1/2023	75,000	81,995

Total Connecticut		826,547

Delaware — 0.1%

Delaware Transportation Authority, Transportation System Rev., 5.00%, 7/1/2022	40,000	41,638

District of Columbia — 2.1%

District of Columbia, Income Tax

Series C, Rev., 5.00%, 12/1/2021	25,000	25,304

Series F, Rev., 5.00%, 12/1/2021	50,000	50,608

Series 2020C, Rev., 5.00%, 5/1/2033	1,000,000	1,320,025

District of Columbia, International School

Rev., 5.00%, 7/1/2028	115,000	142,397

Rev., 5.00%, 7/1/2039	125,000	152,603

District of Columbia, Kipp DC Project Rev., 4.00%, 7/1/2039	100,000	114,696

District of Columbia, Water and Sewer Authority, Public Utility, Senior Lien Series B, Rev., 5.00%, 10/1/2025	65,000	77,343

Total District of Columbia		1,882,976

Florida — 3.3%

City of Cape Coral, Water & Sewer Rev., 5.00%, 10/1/2022	25,000	26,283

City of Miami Beach, Water & Sewer Rev., 5.00%, 9/1/2033	25,000	30,938

City of Orlando, Capital Improvement

Series D, Rev., 5.00%, 10/1/2022	75,000	78,975

Series B, Rev., 5.00%, 10/1/2024	60,000	68,757

City of Tampa, H. Lee Moffitt Cancer Center Project

Series 2020B, Rev., 5.00%, 7/1/2022	50,000	51,988

Series 2020B, Rev., 5.00%, 7/1/2023	50,000	54,347

Series 2020B, Rev., 5.00%, 7/1/2024	50,000	56,539

County of Broward, Port Facilities Series 2019A, Rev., 5.00%, 9/1/2030	50,000	65,076

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Florida — continued

County of Collier, Special Obligation Rev., 5.00%, 10/1/2021	55,000	55,218

County of Hillsborough, Communications Services Tax Rev., 5.00%, 10/1/2024	40,000	45,864

County of Okaloosa, Sales Tax Rev., 5.00%, 10/1/2024	30,000	34,348

County of Osceola, Sales Tax Series 2016A, Rev., 4.00%, 10/1/2023	10,000	10,754

County of Palm Beach, Palm Beach Atlantic University

Rev., 5.00%, 4/1/2029 (c)	100,000	115,094

Rev., 5.00%, 4/1/2039 (c)	100,000	116,339

County of Seminole, Special Obligation Rev., 4.00%, 10/1/2024	90,000	100,374

East Central Regional Wastewater Treatment Facilities Operation Board, Biosolids Project Rev., 5.00%, 10/1/2024	30,000	34,348

Florida Atlantic University Finance Corp., Student Housing Project Series 2019B, Rev., 5.00%, 7/1/2032	250,000	320,225

Florida Department of Environmental Protection Series 2017A, Rev., 5.00%, 7/1/2024	45,000	51,076

Florida Development Finance Corp., Educational Facilities, River City Science Academy Projects Rev., 4.00%, 7/1/2035	325,000	358,531

Florida Development Finance Corp., The Glenridge on Palmer Ranch Project Rev., 3.00%, 6/1/2023	115,000	118,648

Monroe County School District Series 2018A, COP, 4.00%, 6/1/2025	45,000	50,740

Orange County School Board Series 2015D, COP, 5.00%, 8/1/2025	25,000	29,468

Palm Beach County Health Facilities Authority, Acts Retirement Life Communities, Inc., Obligated Group Rev., 5.00%, 11/15/2032	240,000	286,128

Pinellas County Industrial Development Authority, Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc., Project Rev., 5.00%, 7/1/2029	125,000	145,222

Reedy Creek Improvement District, Ad Valorem Tax Series 2016-A, GO, 5.00%, 6/1/2026	50,000	60,357

Seminole County Industrial Development Authority, Galileo Schools for Gifted Learning Series 2021A, Rev., 4.00%, 6/15/2036 (c)	155,000	178,262

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Florida — continued

State of Florida Board of Education, Public Education Capital Outlay

Series B, GO, 5.00%, 6/1/2024	30,000	33,963

Series B, GO, 5.00%, 6/1/2026	20,000	24,311

Series B, GO, 5.00%, 6/1/2031	75,000	93,112

State of Florida, State Board of Education, Lottery

Series 2016B, Rev., 5.00%, 7/1/2023	40,000	43,555

Series A, Rev., 5.00%, 7/1/2026	75,000	91,406

Tampa Bay Water, Regional Water Supply Authority, Utility System Series C, Rev., 5.00%, 10/1/2025	55,000	65,297

Tampa-Hillsborough County Expressway Authority Series B, Rev., 5.00%, 7/1/2031	40,000	50,750

Tohopekaliga Water Authority, Utility System Rev., 5.00%, 10/1/2025	10,000	11,899

Total Florida		2,958,192

Georgia — 2.5%

Albany-Dougherty Inner City Authority, State University Projects Rev., 5.00%, 7/1/2023	410,000	444,621

Carroll City-County Hospital Authority, Tanner Medical Center Project Rev., GTD, 4.00%, 7/1/2024	200,000	221,545

Clayton County Development Authority, Clayton State University Rev., 5.00%, 7/1/2034	225,000	298,704

Cobb County, Kennestone Hospital Authority, Wellstar Health System, Inc., Project Series 2020B, Rev., 5.00%, 4/1/2022	150,000	154,144

County of DeKalb, Water and Sewerage Series 2006B, Rev., 5.25%, 10/1/2026	25,000	30,963

Forsyth County Water and Sewerage Authority Rev., 5.00%, 4/1/2032	145,000	188,275

Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System Project Rev., 4.00%, 8/1/2037	255,000	302,434

Milledgeville and Baldwin County Development Authority, Georgia College and State University Projects Rev., 5.00%, 6/15/2029	435,000	565,122

Richmond County Hospital Authority, University Health Services, Inc., Project Rev., 5.00%, 1/1/2022	20,000	20,318

Total Georgia		2,226,126

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	115

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Hawaii — 0.2%

City and County of Honolulu, Tax-Exempt Series D, GO, 5.00%, 9/1/2032	45,000	55,648

State of Hawaii

Series EE, GO, 5.00%, 11/1/2022 (d)	15,000	15,851

Series EP, GO, 5.00%, 8/1/2023	40,000	43,714

Series FK, GO, 5.00%, 5/1/2033	30,000	36,843

State of Hawaii, Highway Fund Series B, Rev., 5.00%, 1/1/2027	25,000	30,389

Total Hawaii		182,445

Illinois — 3.8%

Champaign County Community Unit School District No. 4 Champaign, School Building GO, 5.00%, 1/1/2027	45,000	53,917

Chicago O’Hare International Airport, General Airport, Senior Lien Series 2017B, Rev., 5.00%, 1/1/2034	40,000	48,504

City of Decatur, Green Bond GO, 5.00%, 3/1/2027	130,000	155,652

Cook and DuPage Counties, Village of Elk Grove GO, 5.00%, 1/1/2029	25,000	30,651

Illinois Finance Authority, Clean Water Initiative Revolving Fund Rev., 5.00%, 7/1/2032	35,000	42,786

Illinois Finance Authority, Social Bonds-Learn Chapter School Project Rev., 4.00%, 11/1/2024	135,000	148,464

Illinois State Toll Highway Authority

Series D, Rev., 5.00%, 1/1/2024	25,000	27,750

Series A, Rev., 5.00%, 1/1/2036	250,000	317,845

Kane McHenry Cook and De Kalb Counties Unit School District No. 300 GO, 5.00%, 1/1/2024	35,000	38,754

Kendall and Kane Counties Community Unit School District No. 115 Series 2017B, GO, 5.00%, 1/1/2027	25,000	30,333

Lake and McHenry Counties Community Unit, School District No 118 Wauconda GO, 5.00%, 1/1/2022	50,000	50,791

Lake County Forest Preserve District GO, 5.00%, 12/15/2028	165,000	210,293

McLean and Woodford Counties Community Unit School District No. 5 Normal Series 2017A, GO, 4.00%, 12/1/2023	80,000	86,103

Northern Illinois University, Auxiliary Facilities System Series 2020B, Rev., 5.00%, 4/1/2034	200,000	253,825

Northern Illinois University, Board of Trustees, Auxiliary Facilities System

Rev., 5.00%, 10/1/2029	300,000	383,302

Rev., 5.00%, 10/1/2030	325,000	422,402

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Illinois — continued

Southwestern Illinois Development Authority, Flood Prevention District Council Project Rev., 5.00%, 4/15/2030	625,000	809,560

State of Illinois

GO, 5.00%, 4/1/2024	30,000	33,506

Series A, GO, 5.00%, 10/1/2024	30,000	34,101

Village of Bolingbrook Series A, GO, AGM, 5.00%, 1/1/2033	125,000	154,738

Will & Kendall Counties Community Consolidated School District 202 Plainfield GO, 4.00%, 1/1/2023	10,000	10,497

Total Illinois		3,343,774

Indiana — 2.9%

Adams Central Elementary School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 1/15/2027	20,000	24,385

Ball State University, Student Fee Series R, Rev., 5.00%, 7/1/2024	35,000	39,673

City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (c)	250,000	248,741

Decatur County, Jail Building Corp. Rev., 5.00%, 7/15/2028	250,000	311,674

Hamilton Southeastern Consolidated School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 7/15/2026	25,000	30,277

Indiana Finance Authority

Series C, Rev., 5.00%, 12/1/2025	35,000	41,884

Series 2016C, Rev., 5.00%, 6/1/2027	220,000	270,607

Indiana Finance Authority, Educational Facilities, Valparaiso University Rev., 4.00%, 10/1/2035	215,000	250,180

Indiana Finance Authority, Indiana University Health Obligated Group Series 2016A, Rev., 5.00%, 12/1/2022	10,000	10,604

Indiana Finance Authority, Rose-Hulman Institute of Technology Project

Rev., 5.00%, 6/1/2032	140,000	180,251

Rev., 4.00%, 6/1/2034	115,000	136,882

Indiana Finance Authority, State Revolving Fund Program Series 2021A, Rev., 5.00%, 2/1/2031	500,000	679,041

Indiana State University, Housing and Dining System Rev., 5.00%, 4/1/2031	75,000	91,360

Indiana State University, Student Fee Series R, Rev., 5.00%, 10/1/2022	10,000	10,513

Indiana University Series A, Rev., 5.00%, 6/1/2022	25,000	25,919

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Indiana — continued

Indiana University, Student Fee Series Y, Rev., 5.00%, 8/1/2028	25,000	31,203

IPS Multi-School Building Corp., Indiana Unlimited Ad Valorem Property Tax, First Mortgage Rev., 5.00%, 7/15/2029	50,000	64,502

Perry Township Multi School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 7/15/2025	35,000	40,693

Portage Township Multi-School Building Corp., Ad Valorem Property Tax First Mortgage Refunding Rev., 5.00%, 7/15/2028	75,000	94,927

Total Indiana		2,583,316

Iowa — 1.6%

City of Cedar Rapids, Sewer Series 2018D, Rev., 5.00%, 6/1/2022	70,000	72,552

City of West Des Moines, Urban Renewal Series 2016B, GO, 5.00%, 6/1/2024	35,000	39,603

Iowa Finance Authority, State Revolving Fund Rev., 5.00%, 8/1/2027	30,000	37,741

University of Iowa Facilities Corp. Rev., 4.00%, 6/1/2032	1,000,000	1,228,766

Total Iowa		1,378,662

Kansas — 0.1%

Johnson County Water District No. 1 Series 2017A, Rev., 5.00%, 1/1/2025	50,000	57,928

Kentucky — 1.5%

Kentucky Economic Development Finance Authority, Baptist Healthcare System Obligated Group Series B, Rev., 5.00%, 8/15/2029	165,000	203,630

Kentucky Public Energy Authority, Gas Supply

Series 2018C-1, Rev., 4.00%, 6/1/2025 (b)	580,000	651,527

Series 2019C, Rev., 4.00%, 2/1/2028 (b)	300,000	355,347

Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc. Series 2016-A, Rev., 4.00%, 10/1/2036	65,000	73,097

Louisville and Jefferson County Metropolitan Sewer District, Sewer and Drainage System

Series B, Rev., 5.00%, 5/15/2024	25,000	28,193

Series 2017A, Rev., 5.00%, 5/15/2027	40,000	49,068

Total Kentucky		1,360,862

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Louisiana — 1.3%

City of Shreveport, Water and Sewer, Junior Lien Series 2019B, Rev., AGM, 5.00%, 12/1/2032	200,000	254,741

Louisiana Local Government Environmental Facilities and Community Development Authority, Calcasieu Parish Projects Rev., 5.00%, 12/1/2030	250,000	323,508

Louisiana Public Facilities Authority, Tulane University Project

Series 2020A, Rev., 5.00%, 4/1/2029	220,000	284,387

Series 2020A, Rev., 5.00%, 4/1/2030	135,000	177,952

State of Louisiana Series 2016-B, GO, 4.00%, 8/1/2026	30,000	35,106

State of Louisiana Gasoline and Fuels Tax Series 2012A-1, Rev., 5.00%, 5/1/2022 (d)	55,000	56,788

Total Louisiana		1,132,482

Maine — 0.6%

Maine Health and Higher Educational Facilities Authority, Birch Bay Retirement Village

Series 2020A, Rev., 4.00%, 7/1/2022	225,000	232,117

Series 2020A, Rev., 5.00%, 7/1/2023	125,000	135,916

Maine Municipal Bond Bank

Series C, Rev., 5.00%, 11/1/2024	75,000	86,217

Series 2018A, Rev., GAN, 5.00%, 9/1/2026	45,000	55,006

Total Maine		509,256

Maryland — 4.3%

County of Baltimore, Consolidated Public Improvement GO, 5.00%, 8/1/2022 (d)	100,000	104,465

County of Baltimore, Metropolitan District, 83rd Issue GO, 5.00%, 3/1/2031	1,000,000	1,369,223

County of Queen Anne’s, Public Facilities GO, 5.00%, 7/15/2029	1,000,000	1,317,334

County of St. Mary’s, Public Improvement GO, 4.00%, 7/15/2027	70,000	83,783

Maryland Economic Development Corp., Bowie State University Project Rev., 4.00%, 7/1/2040	200,000	231,048

Maryland Health and Higher Educational Facilities Authority, Stevenson University Project

Rev., 5.00%, 6/1/2033	200,000	262,228

Rev., 4.00%, 6/1/2046	250,000	290,343

State of Maryland Department of Transportation Rev., 5.00%, 9/1/2026	75,000	92,010

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	117

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Maryland — continued

State of Maryland, State and Local Facilities Loan of 2017 Series A, GO, 5.00%, 8/1/2025	45,000	53,216

Washington Suburban Sanitary District, Consolidated Public Improvement Rev., GTD, 5.00%, 6/15/2030	40,000	49,670

Total Maryland		3,853,320

Massachusetts — 2.1%

City of Boston Series 2017A, GO, 5.00%, 4/1/2025	10,000	11,693

Commonwealth of Massachusetts Series C, GO, 5.00%, 10/1/2026	25,000	30,706

Massachusetts Bay Transportation Authority, Sales Tax Series A, Rev., 5.00%, 7/1/2022	20,000	20,817

Massachusetts Development Finance Agency, Mass General Brigham Issue Series 2020A-1, Rev., 5.00%, 1/31/2030 (b)	500,000	652,126

Massachusetts Development Finance Agency, Milford Regional Medical Center Series G, Rev., 5.00%, 7/15/2037 (c)	245,000	304,725

Massachusetts Development Finance Agency, Southcoast Health System Obligated Group Issue Series 2021G, Rev., 5.00%, 7/1/2035	200,000	263,851

Massachusetts Development Finance Agency, Wellforce Issue

Series 2020C, Rev., AGM, 5.00%, 10/1/2030	175,000	232,168

Series 2020C, Rev., AGM, 5.00%, 10/1/2031	215,000	283,919

Massachusetts State College Building Authority Series D, Rev., 5.00%, 5/1/2027	45,000	55,964

Town of Hopkinton, Municipal Purpose Loan GO, 5.00%, 11/15/2024	30,000	34,589

Total Massachusetts		1,890,558

Michigan — 0.6%

Berrien Springs Public Schools, School Building & Site, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2030	250,000	328,500

City of Grand Rapids, Sanitary Sewer System Rev., 5.00%, 1/1/2030	30,000	39,888

Michigan State Hospital Finance Authority, Trinity Health Credit Group Series C, Rev., 5.00%, 12/1/2025	25,000	29,859

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Michigan — continued

Western Michigan University, Tax Exempt Series 2021A, Rev., AGM, 5.00%, 11/15/2031	125,000	167,578

Total Michigan		565,825

Minnesota — 0.6%

Alexandria Lake Area Sanitation District, Sanitary Sewer Board Series 2015A, GO, 5.00%, 2/1/2022	30,000	30,613

Bloomington Independent School District No. 271, Bloomington Public Schools Series 2019A, GO, 5.00%, 2/1/2028	25,000	30,748

City of Hopkins Series 2017B, GO, 4.00%, 2/1/2025	20,000	22,476

City of Woodbury, Charter School Lease Series 2021A, Rev., 4.00%, 7/1/2031	175,000	198,062

Duluth Economic Development Authority, Benedictine Health System Series 2021A, Rev., 3.00%, 7/1/2024	100,000	105,223

State of Minnesota Series 2012B, Rev., 5.00%, 3/1/2024	130,000	133,143

University of Minnesota Series B, Rev., 5.00%, 12/1/2025	15,000	17,943

Total Minnesota		538,208

Mississippi — 0.3%

Mississippi State University Educational Building Corp., New Facilities and Refinancing Project Rev., 5.00%, 8/1/2025	35,000	41,076

State of Mississippi

Series B, GO, 5.00%, 12/1/2025	20,000	23,896

Series 2015F, GO, 5.00%, 11/1/2028	35,000	41,455

Series A, GO, 5.00%, 11/1/2031	60,000	73,241

University of Mississippi Educational Building Corp., Facilities Refinancing Project Series 2016A, Rev., 5.00%, 10/1/2030	40,000	48,296

Total Mississippi		227,964

Missouri — 1.5%

Bi-State Development Agency of the Missouri-Illinois Metropolitan District, St. Clair County Metrolink Project Rev., AGM, 5.25%, 7/1/2024	40,000	45,537

City of Kansas, Sanitary Sewer System

Series 2018A, Rev., 5.00%, 1/1/2022	25,000	25,404

Series B, Rev., 5.00%, 1/1/2033	25,000	31,138

Health and Educational Facilities Authority of the State of Missouri, City Art Institute Rev., 5.00%, 9/1/2030	200,000	250,281

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Missouri — continued

Health and Educational Facilities Authority of the State of Missouri, St. Luke’s Episcopal-Presbyterian Hospitals Series 2015B, Rev., 5.00%, 12/1/2026	165,000	189,768

Health and Educational Facilities Authority of the State of Missouri, St. Luke’s Health System, Inc. Rev., 5.00%, 11/15/2029	300,000	358,561

Health and Educational Facilities Authority of the State of Missouri, Wright Memorial Hospital Rev., 5.00%, 9/1/2026	200,000	235,478

Metropolitan St. Louis Sewer District, Wastewater System Improvement

Series 2012A, Rev., 5.00%, 5/1/2022 (d)	125,000	129,064

Series 2017A, Rev., 5.00%, 5/1/2027	45,000	56,277

Missouri Development Finance Board, Fulton State Hospital Project Rev., 5.00%, 10/1/2025	25,000	28,648

Total Missouri		1,350,156

Montana — 0.1%

County of Missoula GO, 4.00%, 7/1/2025	50,000	56,887

Nebraska — 1.3%

Central Plains Energy Project, Gas Project No. 3 Series 2017A, Rev., 5.00%, 9/1/2030	320,000	413,373

City of Lincoln, Electric System

Rev., 5.00%, 9/1/2026	85,000	103,712

Rev., 5.00%, 9/1/2028	50,000	61,793

City of Omaha, Sanitary Sewerage System Rev., 5.00%, 4/1/2027	50,000	60,188

Nebraska Educational Health Cultural and Social Services Finance Authority, Immanuel Retirement Communities Obligated Group Series 2019A, Rev., 4.00%, 1/1/2033	250,000	284,322

Omaha Public Power District, Electric System

Series B, Rev., 5.00%, 2/1/2025	20,000	22,757

Series 2016A, Rev., 5.00%, 2/1/2026	40,000	47,981

Series A, Rev., 5.00%, 2/1/2027	30,000	35,895

Omaha School District, Omaha Public Schools GO, 5.00%, 12/15/2026	30,000	37,127

University of Nebraska Facilities Corp., UNMC Global Center Project Rev., 5.00%, 12/15/2025	35,000	41,939

Total Nebraska		1,109,087

Nevada — 0.7%

City of Sparks, Senior Sales Tax Series 2019A, Rev., 2.50%, 9/10/2021 (c)	65,000	66,113

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Nevada — continued

Clark County School District, Limited Tax

Series A, GO, 5.00%, 6/15/2032	95,000	118,285

Series A, GO, 4.00%, 6/15/2035	90,000	105,131

County of Clark, Indexed Fuel Tax and Subordinate Motor Vehicle Fuel Tax Rev., 5.00%, 7/1/2028	25,000	31,182

County of Clark, Passenger Facility Charge, Las Vegas-McCarran International Airport Passenger Facility Series 2019E, Rev., 5.00%, 7/1/2033	155,000	199,934

Truckee Meadows Water Authority Rev., 5.00%, 7/1/2029	50,000	62,288

Total Nevada		582,933

New Hampshire — 0.4%

New Hampshire Business Finance Authority, Springpoint Senior Living Project Rev., 4.00%, 1/1/2025	290,000	322,158

New Jersey — 3.5%

Burlington County Bridge Commission, Governmental Leasing Program Rev., 5.00%, 4/1/2029	250,000	324,013

City of New Brunswick GO, 4.00%, 3/15/2024	10,000	10,946

City of North Wildwood GO, 5.00%, 8/1/2022	10,000	10,438

New Jersey Economic Development Authority, Biomedical Research Facilities Series 2016A, Rev., 5.00%, 7/15/2028	260,000	311,779

New Jersey Economic Development Authority, School Facilities Construction Series II, Rev., 5.00%, 3/1/2022 (d)	115,000	117,801

New Jersey Transportation Trust Fund Authority Series 2020AA, Rev., 4.00%, 6/15/2035	130,000	155,588

New Jersey Transportation Trust Fund Authority, Transportation System Series A, Rev., 4.00%, 12/15/2031	250,000	296,966

New Jersey Turnpike Authority Series D, Rev., 5.00%, 1/1/2028	200,000	240,676

Passaic County Improvement Authority (The), City of Paterson Project Rev., 5.00%, 6/15/2025	10,000	11,719

State of New Jersey, COVID-19 Emergency Bonds GO, 5.00%, 6/1/2028	1,000,000	1,273,176

Tobacco Settlement Financing Corp. Series 2018A, Rev., 5.00%, 6/1/2027	265,000	329,169

Total New Jersey		3,082,271

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	119

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New Mexico — 0.9%

City of Albuquerque, General Purpose Series 2016A, GO, 5.00%, 7/1/2023	75,000	81,666

City of Albuquerque, Gross Receipts Tax Series 2015A, Rev., 5.00%, 7/1/2026	240,000	282,078

New Mexico Finance Authority, Senior Lien Public Project Revolving Fund

Series 2016C, Rev., 5.00%, 6/1/2022	30,000	31,101

Series 2016E, Rev., 5.00%, 6/1/2024	25,000	28,265

New Mexico Finance Authority, State Transportation, Subordinate Lien Series 2108A, Rev., 5.00%, 6/15/2027	100,000	124,971

New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services Series 2015A, Rev., 5.00%, 8/1/2025	25,000	29,468

University of New Mexico (The), Subordinate Lien System Improvement Rev., 5.00%, 6/1/2028	140,000	173,153

Total New Mexico		750,702

New York — 6.6%

Build NYC Resource Corp., New World Preparatory Charter School Project

Series 2021A, Rev., 4.00%, 6/15/2041	100,000	111,476

Series 2021A, Rev., 4.00%, 6/15/2051	150,000	164,501

City of New York, Fiscal Year 2008 Series 2008L, Subseries L-5, GO, 5.00%, 4/1/2034	300,000	398,516

City of New York, Fiscal Year 2013

Series 2013J, GO, 5.00%, 8/1/2023	40,000	43,722

Series I, GO, 5.00%, 8/1/2023	25,000	27,327

City of New York, Fiscal Year 2014 Series 2014E, GO, 5.00%, 8/1/2027	35,000	38,179

City of New York, Fiscal Year 2017 Series C, GO, 4.00%, 8/1/2022	10,000	10,357

County of Onondaga GO, 5.00%, 3/15/2026	20,000	22,495

Erie County Water Authority Rev., 5.00%, 12/1/2027	30,000	37,014

Longwood Central School District, Suffolk County GO, 5.00%, 6/15/2025	175,000	206,667

Metropolitan Transportation Authority Series 2018C, Subseries 2018C-2, Rev., BAN, 5.00%, 9/1/2021	350,000	350,000

Metropolitan Transportation Authority, Dedicated Tax Fund Series 2016A, Rev., 5.00%, 11/15/2023	315,000	348,386

Monroe County Industrial Development Corp., Highland Hospital of Rochester Project Rev., 5.00%, 7/1/2022	195,000	202,701

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New York — continued

Monroe County Industrial Development Corp., Rochester Schools Modernization Project Rev., 5.00%, 5/1/2030	80,000	92,528

New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019 Series S-2A, Rev., 5.00%, 7/15/2025	50,000	59,066

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015

Series C, Rev., 5.00%, 11/1/2022	25,000	26,420

Series 2015A-1, Rev., 5.00%, 8/1/2029	50,000	56,801

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017 Series 2017E1, Rev., 5.00%, 2/1/2030	150,000	183,978

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018 Series 1, Rev., 5.00%, 11/1/2026	25,000	30,783

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series 2019C-1, Rev., 5.00%, 11/1/2034	110,000	141,636

New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2013

Series 2013H, Rev., 5.00%, 11/1/2023	50,000	54,062

Series 2013G, Rev., 5.00%, 11/1/2026	30,000	32,390

New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2014 Series D, Subseries D-1, Rev., 5.00%, 2/1/2026	30,000	33,429

New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2016 Subseries B-1, Rev., 5.00%, 11/1/2029	125,000	148,250

New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2017

Series C, Rev., 4.00%, 11/1/2024	45,000	50,374

Subseries A-1, Rev., 5.00%, 5/1/2029	65,000	78,396

Series B, Subseries B-1, Rev., 5.00%, 8/1/2030	195,000	236,269

New York State Dormitory Authority, Columbia University Series B, Rev., 5.00%, 10/1/2038	25,000	31,405

New York State Dormitory Authority, Cornell University, Green Bonds Series 2019D, Rev., 5.00%, 7/1/2033	135,000	192,660

New York State Dormitory Authority, Maimonides Medical Center, FHA-Insured Mortgage Hospital Rev., FHA, 5.00%, 8/1/2024	275,000	314,045

SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New York — continued

New York State Dormitory Authority, Montefiore Obligated Group Series 2020A, Rev., 4.00%, 9/1/2050	100,000	113,778

New York State Dormitory Authority, State Personal Income Tax, General Purpose

Series 2015E, Rev., 5.00%, 3/15/2022	25,000	25,662

Series 2015A, Rev., 4.00%, 3/15/2023 (d)	25,000	26,484

Series 2018A, Rev., 5.00%, 3/15/2031	25,000	32,009

New York State Dormitory Authority, State University Dormitory Facilities Series 2018A, Rev., 5.00%, 7/1/2024	300,000	340,144

New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects — Second Resolution Series 2019B, Rev., 5.00%, 6/15/2031	100,000	131,488

New York State Urban Development Corp., State Personal Income Tax, General Purpose

Series 2016A, Rev., 5.00%, 3/15/2026	45,000	54,270

Series 2017A, Rev., 5.00%, 3/15/2026	125,000	150,749

Series 2020C, Rev., 5.00%, 3/15/2026	45,000	54,270

Series 2016A, Rev., 5.00%, 3/15/2027	30,000	36,023

Series 2013A-1, Rev., 5.00%, 3/15/2028	25,000	26,825

Series 2016A, Rev., 5.00%, 3/15/2028	75,000	89,945

Series 2017-A, Rev., 5.00%, 3/15/2028	150,000	185,668

New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project Rev., AMT, 5.00%, 1/1/2022	200,000	203,055

Orange County Funding Corp., Mount Saint Mary College Project Series 2012B, Rev., 4.00%, 7/1/2023	200,000	204,209

Port Authority of New York and New Jersey, Consolidated Series 205, Rev., 5.00%, 11/15/2028	30,000	37,896

Smithtown Central School District GO, 5.00%, 8/1/2022	70,000	73,147

Suffolk County Economic Development Corp., St. Johnland Assisted Living Inc., Project Rev., 5.13%, 11/1/2041 (c)	340,000	357,358

Total New York		5,866,813

North Carolina — 1.4%

County of Davidson GO, 5.00%, 6/1/2027	35,000	43,717

County of Randolph, Limited Obligation Rev., 5.00%, 10/1/2030	245,000	328,525

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

North Carolina — continued

County of Wayne, Limited Obligation Rev., 5.00%, 6/1/2024	25,000	28,243

North Carolina Medical Care Commission, Caromont Health Series 2021B, Rev., 5.00%, 2/1/2026 (b)	300,000	359,270

North Carolina Turnpike Authority, Triangle Expressway System Rev., BAN, 5.00%, 2/1/2024	400,000	443,566

State of North Carolina, Build NC Programs, Limited Obligation Series C, Rev., 5.00%, 5/1/2024	25,000	28,213

Total North Carolina		1,231,534

North Dakota — 0.0% (e)

North Dakota Public Finance Authority, State Revolving Fund Program Series 2011A, Rev., 5.00%, 10/1/2021	25,000	25,099

Ohio — 4.8%

American Municipal Power, Inc., Greenup Hydroelectric Projects Series 2016A, Rev., 5.00%, 2/15/2030	25,000	29,588

Bowling Green State University, General Receipts Series 2016A, Rev., 5.00%, 6/1/2024	25,000	28,162

Buckeye Tobacco Settlement Financing Authority Series 2020A-2, Class 1, Rev., 4.00%, 6/1/2048	250,000	287,124

City of Middleburg Heights, Southwest General Health Center Project, Tax-Exempt Series 2020A, Rev., 4.00%, 8/1/2022	150,000	155,148

City of Reynoldsburg, Limited Tax, Capital Facilities GO, 5.00%, 12/1/2026	15,000	18,411

County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group Series A, Rev., 4.00%, 7/1/2033	205,000	242,358

Ohio Higher Educational Facility Commission, Denison University Project Series A, Rev., 5.00%, 11/1/2025	75,000	88,984

Ohio Higher Educational Facility Commission, Tiffin University 2019 Project Rev., 5.00%, 11/1/2034	125,000	145,738

Ohio Higher Educational Facility Commission, University of Findlay 2019 Project

Rev., 5.00%, 3/1/2027	55,000	64,613

Rev., 5.00%, 3/1/2034	160,000	190,079

Ohio Higher Educational Facility Commission, Xavier University 2020 Project

Rev., 5.00%, 5/1/2023	195,000	209,719

Rev., 5.00%, 5/1/2024	245,000	274,188

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	121

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Ohio — continued

Ohio Turnpike and Infrastructure Commission, Junior Lien Series A, Rev., 5.00%, 2/15/2027	135,000	166,658

Ohio Water Development Authority, Drinking Water Assistance

Rev., 5.25%, 12/1/2021	10,000	10,128

Series 2021A, Rev., 5.00%, 12/1/2033	625,000	849,604

Ohio Water Development Authority, Fresh Water Series 2016B, Rev., 5.00%, 6/1/2026	30,000	36,450

Ohio Water Development Authority, Water Pollution Control Loan Fund Series A, Rev., 5.00%, 12/1/2026	45,000	55,599

South-Western City School District, School Facilities Construction and Improvement GO, 5.00%, 6/1/2022 (d)	160,000	165,842

State of Ohio, Capital Facilities Lease Appropriation Mental Health Facilities Improvement Fund Projects Series 2018A, Rev., 5.00%, 6/1/2025	25,000	29,359

State of Ohio, Cleveland Clinic Health System Obligated Group Series 2017A, Rev., 5.00%, 1/1/2028	25,000	31,736

State of Ohio, Infrastructure Improvement Series A, GO, 5.00%, 9/1/2028	25,000	32,292

State of Ohio, Natural Resources Series V, GO, 5.00%, 10/1/2027	35,000	44,160

Youngstown State University, General Receipts Rev., AGM, 4.00%, 12/15/2031	875,000	1,101,217

Total Ohio		4,257,157

Oklahoma — 0.5%

Cleveland County Educational Facilities Authority, Norman Public Schools Project Rev., 5.00%, 6/1/2025	150,000	175,298

Oklahoma Capitol Improvement Authority, Capitol Repair Project

Series C, Rev., 5.00%, 1/1/2030	10,000	12,397

Series 2018C, Rev., 5.00%, 1/1/2036	45,000	55,033

Oklahoma Capitol Improvement Authority, State Highway, Capital Improvement

Rev., 5.00%, 10/1/2021	50,000	50,197

Rev., 5.00%, 7/1/2024	100,000	113,290

Oklahoma Water Resources Board, Clean Water Program Rev., 5.00%, 4/1/2023	35,000	37,691

Total Oklahoma		443,906

Oregon — 1.2%

County of Multnomah Series 2021A, GO, 5.00%, 6/15/2029	750,000	987,490

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Oregon — continued

Hillsboro School District No. 1J GO, 5.00%, 6/15/2028	25,000	31,354

Tri-County Metropolitan Transportation District of Oregon, Senior Lien Payroll Tax Series A, Rev., 5.00%, 9/1/2030	45,000	56,411

Total Oregon		1,075,255

Pennsylvania — 5.0%

Aliquippa School District, Limited Tax GO, 3.88%, 12/1/2037	200,000	226,549

Berks County Industrial Development Authority, The Highlands at Wyomissing Series 2017A, Rev., 5.00%, 5/15/2037	250,000	293,612

Bucks County Community College Authority Series 2019A, Rev., GTD, 5.00%, 6/15/2033	35,000	43,797

Chester County Industrial Development Authority, Longwood Gardens Project Rev., 4.00%, 12/1/2024	35,000	39,097

Commonwealth Financing Authority, Tobacco Master Settlement Payment Rev., 5.00%, 6/1/2035	225,000	276,264

County of Chester GO, 5.00%, 11/15/2027	30,000	38,101

County of Lehigh, Lehigh Valley Health Network Hospital Series A, Rev., 4.00%, 7/1/2035	175,000	197,440

Delaware Valley Regional Finance Authority, Local Government Series 2021A, Rev., 2.00%, 10/1/2029	125,000	132,484

Erie City Water Authority Series 2019D, Rev., 5.00%, 12/1/2027	65,000	81,069

Geisinger Authority, Health System

Series 2020B, Rev., 5.00%, 2/15/2027 (b)	250,000	302,985

Series 2020A, Rev., 4.00%, 4/1/2039	335,000	392,896

Lancaster County Hospital Authority, St. Anne’s Retirement Community, Inc., Project Rev., 5.00%, 3/1/2040	250,000	287,534

Montgomery County Higher Education and Health Authority, Arcadia University Rev., 5.00%, 4/1/2034	250,000	314,093

Montgomery County Higher Education and Health Authority, Thomas Jefferson University Series 2018A, Rev., 4.00%, 9/1/2038	135,000	155,680

Northampton County General Purpose Authority, Moravian College Project Rev., 5.00%, 10/1/2027	185,000	219,759

Pennsylvania Higher Educational Facilities Authority, State System of Higher Education Series 2017AU-1, Rev., 5.00%, 6/15/2026	70,000	84,636

SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Pennsylvania — continued

Pennsylvania Turnpike Commission

Series A-1, Rev., 5.00%, 12/1/2029	105,000	132,421

Series A-1, Rev., 5.00%, 12/1/2031	60,000	74,741

Series 2020B, Rev., 5.00%, 12/1/2033	280,000	371,937

Seneca Valley School District Series 2015C, GO, 5.00%, 3/1/2028	30,000	34,836

State Public School Building Authority, Delaware County Community College Project Rev., 5.00%, 10/1/2027	25,000	30,344

Township of Palmer

Series 2020C, GO, 4.00%, 11/15/2031	300,000	358,217

Series 2020C, GO, 4.00%, 11/15/2032	275,000	326,912

Township of Upper St. Clair Series A, GO, 4.00%, 6/1/2025	20,000	22,671

Total Pennsylvania		4,438,075

Rhode Island — 0.1%

State of Rhode Island and Providence Plantations Consolidated Capital Development Loan Series 2018A, GO, 5.00%, 4/1/2029	75,000	95,462

South Carolina — 0.5%

Charleston County Airport District Rev., 5.00%, 7/1/2035	250,000	320,892

South Carolina Jobs-Economic Development Authority, Episcopal Home At Still Hopes Series 2018A, Rev., 5.00%, 4/1/2033	125,000	137,812

South Carolina Jobs-Economic Development Authority, Wofford College Project Rev., 5.00%, 4/1/2029	10,000	12,676

Total South Carolina		471,380

South Dakota — 0.1%

City of Rapid City, Sales Tax Rev., 5.00%, 12/1/2023	25,000	27,667

South Dakota Board of Regents, Housing and Auxiliary Facility System Rev., 5.00%, 4/1/2027	35,000	42,410

South Dakota Conservancy District, State Revolving Fund Program Rev., 5.00%, 8/1/2025	35,000	41,315

Total South Dakota		111,392

Tennessee — 1.6%

City of Johnson City Series 2016A, GO, 5.00%, 6/1/2023	15,000	16,271

City of Memphis, Sanitary Sewerage System Series 2020B, Rev., 5.00%, 10/1/2033	535,000	714,086

City of Murfreesboro GO, 4.00%, 4/1/2025	25,000	27,412

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Tennessee — continued

County of Maury GO, 5.00%, 4/1/2027	40,000	49,681

County of Montgomery, Public Improvement GO, 5.00%, 4/1/2027	25,000	31,066

County of Robertson GO, 5.00%, 6/1/2025	25,000	29,359

County of Sullivan GO, 5.00%, 5/1/2026	30,000	36,306

County of Washington Series 2016A, GO, 4.00%, 6/1/2027	50,000	58,106

County of Williamson GO, 5.00%, 4/1/2024	20,000	22,488

Metropolitan Government of Nashville and Davidson County

GO, 5.00%, 7/1/2022 (d)	20,000	20,803

Series 2015A, GO, 5.00%, 7/1/2025	10,000	11,778

Metropolitan Government of Nashville and Davidson County, Electric System Series 2017A, Rev., 5.00%, 5/15/2024	10,000	11,295

Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project

Series 2019A, Rev., 5.00%, 10/1/2029	150,000	160,769

Series 2019A, Rev., 5.50%, 10/1/2034	150,000	163,135

State of Tennessee Series A, GO, 5.00%, 9/1/2024 (d)	25,000	28,584

Tennessee Energy Acquisition Corp., Gas Project Series 2017A, Rev., 4.00%, 5/1/2023 (b)	20,000	21,124

Total Tennessee		1,402,263

Texas — 6.6%

Alamo Community College District, Limited Tax GO, 5.00%, 2/15/2024	75,000	83,843

Board of Regents of the University of Texas System, Financing System

Series 2016D, Rev., 5.00%, 8/15/2024	50,000	56,983

Series 2020A, Rev., 5.00%, 8/15/2030	250,000	336,611

Brushy Creek Regional Utility Authority, Inc., Brushy Creek Regional Water Treatment and Distribution Project Rev., 5.00%, 8/1/2026	85,000	102,714

City of Austin, Airport System Series 2019B, Rev., AMT, 5.00%, 11/15/2029	240,000	313,371

City of Corpus Christi, Certificates of Obligation Series 2016A, GO, 4.00%, 3/1/2026	200,000	230,786

City of Houston, Combined Utility System, First Lien Series 2018D, Rev., 5.00%, 11/15/2030	45,000	57,582

City of Hutto, Waterworks and Sewer System GO, 5.00%, 8/1/2026	80,000	96,801

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	123

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Texas — continued

City of League City, Combination Tax, Certificates of Obligation GO, 5.00%, 2/15/2027	20,000	23,981

City of Pflugerville, Limited Tax GO, 5.00%, 8/1/2026	25,000	30,413

City of San Angelo GO, 5.00%, 2/15/2027	20,000	24,630

City of San Antonio, General Improvement GO, 5.00%, 2/1/2022 (d)	75,000	76,520

City of San Marcos, Combination Tax, Certificates of Obligation GO, 5.00%, 8/15/2031	170,000	210,893

Clifton Higher Education Finance Corp., Yes Prep Public Schools, Inc.

Rev., PSF-GTD, 5.00%, 4/1/2029	100,000	129,775

Rev., PSF-GTD, 5.00%, 4/1/2030	185,000	244,927

Rev., PSF-GTD, 4.00%, 4/1/2031	175,000	214,607

Clint Independent School District, Unlimited Tax Series A, GO, PSF-GTD, 5.00%, 2/15/2024	25,000	27,915

County of Fort Bend, Unlimited Tax Series 2016B, GO, 5.00%, 3/1/2022	35,000	35,855

County of Harris, Unlimited Tax Series 2017A, GO, 5.00%, 10/1/2026	25,000	30,621

County of Hays, Limited Tax GO, 5.00%, 2/15/2026	20,000	23,942

County of Montgomery, Unlimited Tax GO, 5.00%, 3/1/2025	25,000	29,077

County of Williamson, Limited Tax GO, 5.00%, 2/15/2026	40,000	48,138

Cypress-Fairbanks Independent School District, Unlimited Tax Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2025	20,000	23,246

Dallas Fort Worth International Airport Rev., 5.00%, 11/1/2022	100,000	105,657

Laredo Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/1/2024	25,000	28,424

Los Fresnos Consolidated Independent School District GO, PSF-GTD, 5.00%, 8/15/2026	520,000	632,193

Lower Colorado River Authority, LCRA Transmission Services Corp. Project Rev., 5.00%, 5/15/2035	155,000	193,019

Metropolitan Transit Authority of Harris County Sales and Use Tax, Contractual Obligations Series B, Rev., 5.00%, 11/1/2029	25,000	31,237

Metropolitan Transit Authority of Harris County, Sales and Use Tax Series 2017A, Rev., 5.00%, 11/1/2025	45,000	53,637

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Texas — continued

North East Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/1/2025	20,000	23,634

North Texas Municipal Water District, Wastewater System Rev., 5.00%, 6/1/2027	20,000	24,981

Northside Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2024	65,000	74,202

Old Spanish Trail-Alemda Corridors Redevelopment Authority Rev., 5.00%, 9/1/2028	125,000	156,233

Pearland Independent School District, Unlimited Tax Series A, GO, PSF-GTD, 5.00%, 2/15/2023	25,000	26,746

Permanent University Fund — University of Texas System Series A, Rev., 5.00%, 7/1/2024	85,000	96,477

Prosper Independent School District, Unlimited Tax School Building GO, PSF-GTD, 5.00%, 2/15/2037	25,000	31,290

San Antonio Water System, Junior Lien Series A, Rev., 5.00%, 5/15/2025	25,000	29,302

Sherman Independent School District, Unlimited Tax Series A, GO, PSF-GTD, 5.00%, 2/15/2030	25,000	31,626

Socorro Independent School District, Unlimited Tax Series 2017A, GO, PSF-GTD, 5.00%, 8/15/2028	50,000	62,404

State of Texas, Transportation Commission Mobility Fund Series 2015-A, GO, 5.00%, 10/1/2024	50,000	57,314

Stephen F Austin State University, Financing System Series 2019A, Rev., 5.00%, 10/15/2026	60,000	73,201

Tarrant Regional, Water Control and Improvement District, Water System

Rev., 5.00%, 3/1/2025	25,000	29,172

Texas A&M University, Financing System Series E, Rev., 5.00%, 5/15/2030	155,000	191,056

Texas Public Finance Authority, Midwestern State University Series 2016A, Rev., 5.00%, 12/1/2025	100,000	118,552

Texas Tech University System Series A, Rev., 5.00%, 2/15/2024	35,000	39,090

Texas Water Development Board, State Revolving Fund Rev., 5.00%, 8/1/2027	150,000	188,209

Texas Water Development Board, Water Implementation Fund

Series 2017A, Rev., 5.00%, 4/15/2028	40,000	50,577

Series 2018A, Rev., 5.00%, 10/15/2028	235,000	299,687

SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Texas — continued

Trinity River Authority, Central Regional Wastewater System Rev., 5.00%, 8/1/2034	145,000	179,805

Trinity River Authority, Water Project Rev., 5.00%, 2/1/2026	60,000	71,738

Uptown Development Authority, Tax Increment Contract Rev., 4.00%, 9/1/2032	400,000	482,468

Total Texas		5,835,162

Utah — 2.6%

City of Park City, Sales Tax Rev., 5.00%, 6/15/2022	30,000	31,141

City of South Jordan, Sales Tax Rev., 5.00%, 8/15/2029	45,000	59,267

County of Summit, Sales Tax Rev., 5.00%, 12/15/2023	70,000	77,762

Jordan Valley Water Conservancy District Series 2019A, Rev., 5.00%, 10/1/2029	25,000	30,495

Military Installation Development Authority, Tax Allocation and Hotel Tax Series 2021A-1, Rev., 4.00%, 6/1/2041	125,000	131,017

Snyderville Basin Special Recreation District GO, 4.00%, 12/15/2025	100,000	115,342

University of Utah (The)

Series B, Rev., 5.00%, 8/1/2023 (d)	25,000	27,291

Series 2020A, Rev., 5.00%, 8/1/2031	830,000	1,110,349

Utah Charter School Finance Authority, Summit Academy Incorporated Series A, Rev., 5.00%, 4/15/2030	110,000	136,388

Utah Charter School Finance Authority, The Freedom Academy Foundation, St. George Campus Project Series 2021A, Rev., 5.00%, 6/15/2041 (c)	150,000	174,995

Utah Transit Authority, Sales Tax Series A, Rev., BHAC-CR, MBIA, 5.00%, 6/15/2035	295,000	411,053

Washington County Water Conservancy District Series 2017A, Rev., 5.00%, 10/1/2021	10,000	10,040

Total Utah		2,315,140

Vermont — 0.0% (e)

Vermont Municipal Bond Bank, Local Investment Bonds Series 2019-2, Rev., 5.00%, 12/1/2025	25,000	29,917

Virginia — 1.0%

City of Richmond, Public Improvement Series B, GO, 5.00%, 7/15/2027	175,000	220,001

Commonwealth of Virginia Series A, GO, 5.00%, 6/1/2030	25,000	32,051

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Virginia — continued

County of Spotsylvania, Public Improvement GO, 5.00%, 7/15/2029	85,000	109,231

Roanoke Economic Development Authority, Carilion Clinic Obligated Group Series 2010D, Rev., 5.00%, 7/1/2030 (b)	200,000	261,248

Virginia College Building Authority, Educational Facilities, 21st Century College and Equipment Programs Series 2017B, Rev., 5.00%, 2/1/2024	75,000	83,804

Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program Series 2014A, Rev., 5.00%, 9/1/2024 (d)	100,000	114,337

Virginia Commonwealth Transportation Board, Capital Projects Rev., 5.00%, 5/15/2023	35,000	37,915

Virginia Public Building Authority, Public Facilities Series A, Rev., 5.00%, 8/1/2022	25,000	26,124

Virginia Resources Authority, Infrastructure Pooled Financing Program Series 2013-C, Rev., 5.00%, 11/1/2023	35,000	38,647

Total Virginia		923,358

Washington — 2.8%

Benton County School District No. 17 Kennewick, Unlimited Tax GO, 5.00%, 12/1/2024	45,000	51,829

Central Puget Sound Regional Transit Authority, Sales and Use Tax, Green Bond Series 2015S-1, Rev., 5.00%, 11/1/2024	30,000	34,507

City of Bonney Lake, Water & Sewer System Rev., 4.00%, 12/1/2030	10,000	11,501

City of Richland, Waterworks Utility

Rev., 4.00%, 11/1/2022	10,000	10,457

City of Seattle, Drainage and Wastewater System Improvement Rev., 4.00%, 4/1/2026	20,000	23,253

City of Seattle, Water System Rev., 5.00%, 8/1/2024	35,000	39,903

City of University Place, Limited Tax GO, 5.00%, 12/1/2026	85,000	102,385

Clark County School District No. 101 La Center, Unlimited Tax GO, 5.00%, 12/1/2029	50,000	63,775

County of King, Limited Tax

Series A, GO, 5.00%, 7/1/2025	50,000	57,864

Series B, GO, 5.00%, 12/1/2025	20,000	22,157

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	125

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Washington — continued

County of Snohomish, Limited Tax GO, 5.00%, 12/1/2025	10,000	11,723

Energy Northwest Series 2017A, Rev., 5.00%, 7/1/2028	55,000	68,708

Energy Northwest, Bonneville Power Administrator Series 2016-A, Rev., 5.00%, 7/1/2028	25,000	30,268

Franklin County School District No. 1 Pasco, Unlimited Tax GO, 5.00%, 12/1/2030	175,000	221,117

King County Public Hospital District No. 2, Evergreen Healthcare GO, 5.00%, 12/1/2031	105,000	120,162

King County School District No. 403 Renton, Unlimited Tax GO, 5.00%, 12/1/2022	100,000	103,669

King County School District No. 405 Bellevue, Unlimited Tax

GO, 5.00%, 12/1/2021	30,000	30,365

GO, 5.00%, 12/1/2026	20,000	24,652

King County School District No. 411 Issaquah, Unlimited Tax GO, 5.00%, 12/1/2024	35,000	40,385

Mason County School District No. 309 Shelton, Unlimited Tax GO, 5.00%, 12/1/2029	45,000	56,118

Pend Oreille County, Public Utility District No. 1, Box Canyon Production System Rev., 5.00%, 1/1/2027	65,000	77,928

Pierce County School District No. 3 Puyallup, Unlimited Tax GO, 5.00%, 12/1/2031	305,000	375,824

Pierce County School District No. 416 White River, Unlimited Tax GO, 5.00%, 12/1/2025	50,000	59,718

Snohomish County School District No. 15 Edmonds, Unlimited Tax

GO, 5.00%, 12/1/2025	25,000	29,870

GO, 5.00%, 12/1/2027	25,000	29,824

Snohomish County School District No. 4 Lake Stevens, Unlimited Tax GO, 5.00%, 12/1/2024	25,000	28,767

Spokane County School District No. 354, Unlimited Tax GO, 5.00%, 12/1/2024	20,000	23,063

State of Washington, Motor Vehicle Fuel Tax Series 2016C, GO, 5.00%, 7/1/2026	100,000	119,767

State of Washington, State and Local Agency Real and Personal Property Series 2015-C, COP, 5.00%, 1/1/2029	55,000	65,117

State of Washington, Various Purpose Series 2015G, GO, 5.00%, 7/1/2026	125,000	144,502

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Washington — continued

Washington Health Care Facilities Authority, Providence St. Joseph Health Series 2018B, Rev., 5.00%, 10/1/2028	30,000	38,591

Washington Higher Education Facilities Authority, Seattle University Project

Rev., 5.00%, 5/1/2022	200,000	206,126

Rev., 5.00%, 5/1/2023	125,000	134,284

Total Washington		2,458,179

West Virginia — 1.5%

West Virginia Parkways Authority, Senior Lien Turnpike Toll Rev., 5.00%, 6/1/2034	1,000,000	1,341,549

Wisconsin — 3.6%

City of Milwaukee, Promissory Notes Series N4 & B5, GO, 5.00%, 4/1/2023	85,000	91,451

Hamilton School District, School Building and Improvement GO, 5.00%, 4/1/2025	60,000	70,089

Public Finance Authority, Acts Retirement Life Communities, Inc., Obligated Group Series 2020A, Rev., 4.00%, 11/15/2037	300,000	353,053

Public Finance Authority, Blue Ridge Healthcare Facilities

Series 2020A, Rev., 5.00%, 1/1/2022	175,000	177,755

Series 2020A, Rev., 5.00%, 1/1/2023	300,000	318,916

Public Finance Authority, Piedmont Community Charter School Rev., 5.00%, 6/15/2039	200,000	237,259

Public Finance Authority, Scotland Healthcare System Series 2021A, Rev., 5.00%, 10/1/2027	770,000	950,289

Public Finance Authority, Ultimate Medical Academy Project Series 2019A, Rev., 5.00%, 10/1/2029 (c)	150,000	188,124

State of Wisconsin

Series B, GO, 4.00%, 5/1/2023	40,000	42,592

Series 1, GO, 5.00%, 11/1/2024	40,000	46,023

Series 2, GO, 5.00%, 11/1/2026	50,000	60,640

State of Wisconsin, Clean Water Fund Leveraged Loan Portfolio

Series 1, Rev., 5.00%, 6/1/2023 (d)	25,000	27,092

Rev., 5.00%, 6/1/2024 (d)	65,000	73,505

State of Wisconsin, Environmental Improvement Fund

Series A, Rev., 5.00%, 6/1/2025	35,000	41,203

Series A, Rev., 5.00%, 6/1/2026	20,000	24,321

Village of Pleasant Prairie GO, 4.00%, 8/1/2024	10,000	11,052

SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Wisconsin — continued

Wisconsin Department of Transportation

Series 2, Rev., 5.00%, 7/1/2031	180,000	222,634

Series 2, Rev., 5.00%, 7/1/2032	50,000	61,726

Wisconsin Health and Educational Facilities Authority, St. Camillus Health System Series 2019A, Rev., 5.00%, 11/1/2029	150,000	168,105

Total Wisconsin		3,165,829

Total Municipal Bonds (Cost $80,376,727)		83,608,212

	SHARES
Short-term Investments — 4.8%

Investment Companies — 4.8%

JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.02%(f) (g) (Cost $4,303,907)	4,301,791	4,303,941

Total Investments — 99.1% (Cost $84,680,634)		87,912,153
Other Assets Less Liabilities — 0.9%		778,327

NET ASSETS — 100.0%		88,690,480

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COP	Certificate of Participation
CR	Custodial Receipts
FHA	Federal Housing Administration
GAN	Grant Anticipation Note
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
Rev.	Revenue

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2021.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Security is prerefunded or escrowed to maturity.
(e)	Amount rounds to less than 0.1% of net assets.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of August 31, 2021.

Futures contracts outstanding as of August 31, 2021:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Short Contracts
U.S. Treasury 10 Year Ultra Note	(16)	12/2021	USD	(2,367,500)	(7,924)

Abbreviations
USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	127

JPMorgan Short Duration Core Plus ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — 36.7%

Aerospace & Defense — 0.5%

Boeing Co. (The)

4.88%, 5/1/2025	200,000	223,571

2.20%, 2/4/2026	125,000	125,470

BWX Technologies, Inc.

4.13%, 6/30/2028 (a)	45,000	46,237

4.13%, 4/15/2029 (a)	60,000	61,725

Howmet Aerospace, Inc. 5.90%, 2/1/2027	50,000	58,922

Moog, Inc. 4.25%, 12/15/2027 (a)	25,000	25,688

TransDigm, Inc. 6.25%, 3/15/2026 (a)	60,000	63,000

		604,613

Airlines — 0.1%

American Airlines, Inc.

5.50%, 4/20/2026 (a)	12,000	12,648

5.75%, 4/20/2029 (a)	24,750	26,727

Delta Air Lines, Inc. 4.75%, 10/20/2028 (a)	35,000	39,025

United Airlines, Inc. 4.38%, 4/15/2026 (a)	53,000	54,982

		133,382

Auto Components — 0.3%

Allison Transmission, Inc. 5.88%, 6/1/2029 (a)	40,000	44,000

American Axle & Manufacturing, Inc.

6.50%, 4/1/2027 (b)	50,000	52,500

5.00%, 10/1/2029	30,000	29,991

Clarios Global LP

6.75%, 5/15/2025 (a)	60,000	63,525

6.25%, 5/15/2026 (a)	36,000	37,935

Dana, Inc. 5.38%, 11/15/2027	50,000	52,750

Goodyear Tire & Rubber Co. (The) 5.25%, 4/30/2031	39,000	41,681

Icahn Enterprises LP 5.25%, 5/15/2027	40,000	41,548

		363,930

Automobiles — 1.1%

BMW US Capital LLC (Germany) 3.90%, 4/9/2025 (a)	150,000	164,824

Ford Motor Co. 9.63%, 4/22/2030	165,000	235,163

Hyundai Capital America

4.13%, 6/8/2023 (a)	150,000	158,777

2.65%, 2/10/2025 (a)	250,000	261,201

1.80%, 10/15/2025 (a)	200,000	202,475

Nissan Motor Co. Ltd. (Japan) 3.52%, 9/17/2025 (a)	200,000	213,947

Volkswagen Group of America Finance LLC (Germany) 3.35%, 5/13/2025 (a)	200,000	215,359

		1,451,746

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Banks — 9.9%

ABN AMRO Bank NV (Netherlands) 4.75%, 7/28/2025 (a)	200,000	223,660

AIB Group plc (Ireland)

(ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025 (a) (c)	200,000	214,855

Australia & New Zealand Banking Group Ltd. (Australia)

4.40%, 5/19/2026 (a)	250,000	282,600

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.29%), 2.95%, 7/22/2030 (a) (c)	200,000	208,979

Banco Continental SAECA (Paraguay) 2.75%, 12/10/2025 (a)	150,000	148,688

Banco Santander SA (Spain)

2.75%, 5/28/2025	400,000	421,746

5.18%, 11/19/2025	200,000	229,004

Bank of America Corp.

(ICE LIBOR USD 3 Month + 0.94%), 3.86%, 7/23/2024 (c)	200,000	212,002

(ICE LIBOR USD 3 Month + 0.64%), 2.01%, 2/13/2026 (c)	250,000	257,465

(SOFR + 0.96%), 1.73%, 7/22/2027 (c)	230,000	233,069

Banque Centrale de Tunisie International Bond (Tunisia) 5.75%, 1/30/2025 (d)	200,000	176,250

Barclays plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.40%), 4.61%, 2/15/2023 (c)	200,000	203,800

(ICE LIBOR USD 3 Month + 1.61%), 3.93%, 5/7/2025 (c)	600,000	646,615

BNP Paribas SA (France)

(ICE LIBOR USD 3 Month + 2.24%), 4.70%, 1/10/2025 (a) (c)	200,000	217,673

4.38%, 9/28/2025 (a)	200,000	221,243

CIT Group, Inc. 6.13%, 3/9/2028	35,000	42,930

Citigroup, Inc.

(SOFR + 0.67%), 0.98%, 5/1/2025 (c)	85,000	85,383

(SOFR + 2.84%), 3.11%, 4/8/2026 (c)	200,000	213,888

(SOFR + 0.77%), 1.12%, 1/28/2027 (c)	85,000	84,253

Citizens Bank NA 2.25%, 4/28/2025	250,000	261,613

Credit Agricole SA (France)

4.38%, 3/17/2025 (a)	200,000	219,492

(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (c)	250,000	255,886

Danske Bank A/S (Denmark)

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.03%), 1.17%, 12/8/2023 (a) (c)	200,000	201,017

SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Banks — continued

Federation des Caisses Desjardins du Quebec (Canada) 2.05%, 2/10/2025 (a)	200,000	207,042

HSBC Holdings plc (United Kingdom)

(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024 (c)	200,000	211,453

(SOFR + 0.53%), 0.73%, 8/17/2024 (c)	270,000	270,462

(ICE LIBOR USD 3 Month + 1.21%), 3.80%, 3/11/2025 (c)	250,000	268,078

(SOFR + 1.54%), 1.64%, 4/18/2026 (c)	200,000	202,501

ING Groep NV (Netherlands) (SOFR + 1.01%), 1.73%, 4/1/2027 (c)	200,000	203,009

Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.44%, 2/5/2026 (c)	200,000	208,338

Mitsubishi UFJ Financial Group, Inc. (Japan) 2.19%, 2/25/2025	200,000	208,026

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (c)	200,000	201,276

Mizuho Financial Group Cayman 3 Ltd. (Japan) 4.60%, 3/27/2024 (a)	300,000	326,577

Mizuho Financial Group, Inc. (Japan)

(SOFR + 1.25%), 1.24%, 7/10/2024 (c)	200,000	202,483

(SOFR + 1.24%), 2.84%, 7/16/2025 (c)	200,000	211,008

4.35%, 10/20/2025 (a)	200,000	222,278

Natwest Group plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023 (c)	200,000	204,238

(ICE LIBOR USD 3 Month + 1.55%), 4.52%, 6/25/2024 (c)	200,000	213,545

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (c)	210,000	211,292

Santander UK Group Holdings plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.08%), 3.37%, 1/5/2024 (c)	200,000	207,151

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (c)	650,000	653,078

Societe Generale SA (France)

3.88%, 3/28/2024 (a)	200,000	214,584

4.25%, 4/14/2025 (a)	400,000	434,441

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Banks — continued

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a)(c)	200,000	198,932

Standard Chartered plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (a)(c)	200,000	209,411

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 0.99%, 1/12/2025 (a)(c)	250,000	249,518

(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (a)(c)	200,000	209,001

Sumitomo Mitsui Financial Group, Inc. (Japan)

4.44%, 4/2/2024 (a)	400,000	434,138

2.35%, 1/15/2025	200,000	208,836

Sumitomo Mitsui Trust Bank Ltd. (Japan) 0.85%, 3/25/2024 (a)	200,000	200,959

UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a)(c)	200,000	200,174

Wells Fargo & Co. (ICE LIBOR USD 3 Month + 0.75%), 2.16%, 2/11/2026 (c)	150,000	155,701

Westpac Banking Corp. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.89%, 2/4/2030 (c)	150,000	156,098

		12,565,739

Beverages — 0.2%

Constellation Brands, Inc. 4.25%, 5/1/2023	150,000	158,961

Keurig Dr Pepper, Inc. 0.75%, 3/15/2024	85,000	85,102

		244,063

Biotechnology — 0.0% (e)

Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	35,000	34,125

Building Products — 0.2%

Builders FirstSource, Inc. 6.75%, 6/1/2027 (a)	25,000	26,687

Griffon Corp. 5.75%, 3/1/2028	50,000	53,060

Standard Industries, Inc. 4.75%, 1/15/2028 (a)	90,000	93,445

Summit Materials LLC 5.25%, 1/15/2029 (a)	35,000	37,056

		210,248

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	129

JPMorgan Short Duration Core Plus ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Capital Markets — 2.8%

Credit Suisse Group AG (Switzerland)

(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (c)	250,000	260,219

(SOFR + 2.04%), 2.19%, 6/5/2026 (a) (c)	250,000	256,489

Deutsche Bank AG (Germany)

(SOFR + 2.16%), 2.22%, 9/18/2024 (c)	150,000	153,925

1.69%, 3/19/2026	150,000	151,901

Goldman Sachs Group, Inc. (The)

(SOFR + 0.57%), 0.67%, 3/8/2024 (c)	200,000	200,326

3.50%, 1/23/2025	200,000	215,444

3.50%, 4/1/2025	100,000	108,270

Macquarie Bank Ltd. (Australia) 2.30%, 1/22/2025 (a)	150,000	156,921

Macquarie Group Ltd. (Australia)

(SOFR + 0.91%), 1.63%, 9/23/2027 (a) (c)	140,000	140,603

Morgan Stanley

(SOFR + 0.62%), 0.73%, 4/5/2024 (c)	160,000	160,494

(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024 (c)	200,000	210,526

(SOFR + 1.99%), 2.19%, 4/28/2026 (c)	150,000	155,901

(SOFR + 0.86%), 1.51%, 7/20/2027 (c)	335,000	336,332

MSCI, Inc. 4.00%, 11/15/2029 (a)	35,000	37,450

Nomura Holdings, Inc. (Japan)

1.85%, 7/16/2025	200,000	204,483

1.65%, 7/14/2026	200,000	200,188

UBS Group AG (Switzerland)

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 1.01%, 7/30/2024 (a) (c)	400,000	402,560

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.49%, 8/10/2027 (a) (c)	270,000	269,673

		3,621,705

Chemicals — 0.7%

Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	150,000	157,494

Braskem Netherlands Finance BV (Brazil) 4.50%, 1/31/2030 (d)	200,000	213,895

Celanese US Holdings LLC 1.40%, 8/5/2026	75,000	74,872

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Chemicals — continued

CF Industries, Inc. 4.95%, 6/1/2043	85,000	104,855

Chemours Co. (The)

5.38%, 5/15/2027	30,000	32,581

5.75%, 11/15/2028 (a)	40,000	42,400

Element Solutions, Inc. 3.88%, 9/1/2028 (a)	70,000	71,400

NOVA Chemicals Corp. (Canada)

5.00%, 5/1/2025 (a)	35,000	37,187

4.25%, 5/15/2029 (a)	30,000	30,150

Olin Corp. 5.63%, 8/1/2029	30,000	33,107

Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	40,000	41,800

		839,741

Commercial Services & Supplies — 0.5%

ACCO Brands Corp. 4.25%, 3/15/2029 (a)	35,000	35,170

Allied Universal Holdco LLC 6.63%, 7/15/2026 (a)	35,000	37,406

Aramark Services, Inc. 5.00%, 2/1/2028 (a)	35,000	36,394

Brink’s Co. (The) 4.63%, 10/15/2027 (a)	35,000	36,761

Garda World Security Corp. (Canada) 4.63%, 2/15/2027 (a)	60,000	60,150

GFL Environmental, Inc. (Canada)

3.75%, 8/1/2025 (a)	55,000	56,650

3.50%, 9/1/2028 (a)	25,000	24,944

Madison IAQ LLC 4.13%, 6/30/2028 (a)	80,000	80,439

Nielsen Finance LLC 5.63%, 10/1/2028 (a)	55,000	57,819

Prime Security Services Borrower LLC 5.75%, 4/15/2026 (a)	100,000	108,184

Stericycle, Inc. 3.88%, 1/15/2029 (a)	60,000	61,063

		594,980

Communications Equipment — 0.1%

CommScope, Inc. 6.00%, 3/1/2026 (a)	65,000	68,198

Plantronics, Inc. 4.75%, 3/1/2029 (a)	35,000	33,508

		101,706

Construction & Engineering — 0.1%

Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	25,000	25,687

MasTec, Inc. 4.50%, 8/15/2028 (a)	45,000	47,363

Weekley Homes LLC 4.88%, 9/15/2028 (a)	40,000	41,450

		114,500

SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Consumer Finance — 1.7%

AerCap Ireland Capital DAC (Ireland)

4.88%, 1/16/2024	200,000	217,071

2.88%, 8/14/2024	200,000	208,588

Avolon Holdings Funding Ltd. (Ireland)

5.25%, 5/15/2024 (a)	200,000	219,287

5.50%, 1/15/2026 (a)	125,000	141,396

Capital One Financial Corp. 3.20%, 2/5/2025	150,000	161,324

Ford Motor Credit Co. LLC 4.27%, 1/9/2027	225,000	240,750

General Motors Financial Co., Inc.

1.05%, 3/8/2024	75,000	75,472

3.95%, 4/13/2024	400,000	428,952

4.00%, 1/15/2025	150,000	163,119

Navient Corp. 7.25%, 9/25/2023	35,000	38,452

OneMain Finance Corp. 7.13%, 3/15/2026	45,000	52,594

Park Aerospace Holdings Ltd. (Ireland)

4.50%, 3/15/2023 (a)	100,000	104,945

5.50%, 2/15/2024 (a)	150,000	164,590

		2,216,540

Containers & Packaging — 0.4%

Ardagh Packaging Finance plc 4.13%, 8/15/2026 (a)	200,000	207,940

Ball Corp. 4.88%, 3/15/2026	35,000	39,287

Graphic Packaging International LLC 1.51%, 4/15/2026 (a)	70,000	70,037

Greif, Inc. 6.50%, 3/1/2027 (a)	45,000	47,259

LABL, Inc. 6.75%, 7/15/2026 (a)	40,000	42,000

Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024 (a)	45,000	45,337

Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	25,000	26,965

Reynolds Group Issuer, Inc. 4.00%, 10/15/2027 (a)	55,000	54,979

Sealed Air Corp. 4.00%, 12/1/2027 (a)	30,000	32,175

		565,979

Diversified Consumer Services — 0.0% (e)

Service Corp. International 5.13%, 6/1/2029	45,000	49,070

Diversified Financial Services — 0.3%

Element Fleet Management Corp. (Canada)

1.60%, 4/6/2024 (a)	145,000	147,187

3.85%, 6/15/2025 (a)	200,000	215,860

Sabre GLBL, Inc. 9.25%, 4/15/2025 (a)	50,000	57,625

		420,672

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Diversified Telecommunication Services — 1.1%

Altice France SA (France) 5.13%, 7/15/2029 (a)	200,000	202,204

CCO Holdings LLC

5.00%, 2/1/2028 (a)	245,000	256,662

4.75%, 3/1/2030 (a)	210,000	222,197

Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	40,000	42,759

Level 3 Financing, Inc. 4.63%, 9/15/2027 (a)	70,000	72,187

Lumen Technologies, Inc. 4.00%, 2/15/2027 (a)	180,000	184,725

NBN Co. Ltd. (Australia) 1.45%, 5/5/2026 (a)	200,000	201,343

Sprint Capital Corp. 8.75%, 3/15/2032	75,000	114,857

Switch Ltd. 4.13%, 6/15/2029 (a)	55,000	56,719

Telecom Italia Capital SA (Italy) 6.38%, 11/15/2033	35,000	41,124

Zayo Group Holdings, Inc. 4.00%, 3/1/2027 (a)	45,000	44,491

		1,439,268

Electric Utilities — 1.2%

Enel Finance International NV (Italy) 1.38%, 7/12/2026 (a)	200,000	200,557

Eskom Holdings SOC Ltd. (South Africa) 6.75%, 8/6/2023 (d)	200,000	208,700

NextEra Energy Capital Holdings, Inc. 0.65%, 3/1/2023	115,000	115,444

NRG Energy, Inc.

3.75%, 6/15/2024 (a)	200,000	213,309

6.63%, 1/15/2027	80,000	82,978

Pacific Gas and Electric Co. 1.37%, 3/10/2023	130,000	129,614

PG&E Corp. 5.00%, 7/1/2028	40,000	39,700

Southern California Edison Co. 1.10%, 4/1/2024	150,000	150,601

Vistra Operations Co. LLC

3.55%, 7/15/2024 (a)	350,000	370,229

5.50%, 9/1/2026 (a)	45,000	46,285

4.38%, 5/1/2029 (a)	29,000	29,435

		1,586,852

Electrical Equipment — 0.0% (e)

EnerSys 4.38%, 12/15/2027 (a)	25,000	26,250

Electronic Equipment, Instruments & Components — 0.1%

CDW LLC 4.25%, 4/1/2028	35,000	36,662

Sensata Technologies, Inc. 4.38%, 2/15/2030 (a)	40,000	42,900

		79,562

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	131

JPMorgan Short Duration Core Plus ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Energy Equipment & Services — 0.0% (e)

Oceaneering International, Inc. 4.65%, 11/15/2024	25,000	25,469

Entertainment — 0.2%

Cinemark USA, Inc. 5.25%, 7/15/2028 (a)	30,000	28,500

Live Nation Entertainment, Inc. 4.75%, 10/15/2027 (a)	55,000	55,880

Netflix, Inc. 4.88%, 6/15/2030 (a)	90,000	107,715

WMG Acquisition Corp. 3.88%, 7/15/2030 (a)	60,000	63,226

		255,321

Equity Real Estate Investment Trusts (REITs) — 0.7%

American Tower Corp. 2.40%, 3/15/2025	150,000	156,706

Corporate Office Properties LP 2.00%, 1/15/2029	140,000	138,815

Iron Mountain, Inc. 4.88%, 9/15/2027 (a)	30,000	31,238

MGM Growth Properties Operating Partnership LP 5.63%, 5/1/2024	50,000	54,500

Office Properties Income Trust

2.65%, 6/15/2026	150,000	153,084

2.40%, 2/1/2027	200,000	200,046

RHP Hotel Properties LP 4.75%, 10/15/2027	50,000	52,092

SBA Communications Corp. 3.13%, 2/1/2029 (a)	45,000	44,212

VICI Properties LP 3.50%, 2/15/2025 (a)	65,000	66,625

		897,318

Food & Staples Retailing — 0.3%

Albertsons Cos., Inc. 4.63%, 1/15/2027 (a)	190,000	201,162

Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	50,000	52,063

Rite Aid Corp. 8.00%, 11/15/2026 (a)	65,000	67,025

		320,250

Food Products — 0.3%

Lamb Weston Holdings, Inc. 4.88%, 5/15/2028 (a)	50,000	55,605

Post Holdings, Inc. 5.63%, 1/15/2028 (a)	75,000	78,938

Viterra Finance BV (Netherlands) 2.00%, 4/21/2026 (a)	200,000	202,074

		336,617

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Gas Utilities — 0.2%

AmeriGas Partners LP 5.88%, 8/20/2026	55,000	61,875

CenterPoint Energy Resources Corp. 0.70%, 3/2/2023	250,000	250,035

		311,910

Health Care Equipment & Supplies — 0.1%

Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	60,000	63,444

Hill-Rom Holdings, Inc. 4.38%, 9/15/2027 (a)	40,000	41,900

Hologic, Inc. 3.25%, 2/15/2029 (a)	40,000	40,988

		146,332

Health Care Providers & Services — 1.2%

Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (a)	65,000	68,575

AdaptHealth LLC 4.63%, 8/1/2029 (a)	60,000	60,168

Centene Corp. 4.63%, 12/15/2029	265,000	290,676

Community Health Systems, Inc.

6.00%, 1/15/2029 (a)	75,000	79,969

4.75%, 2/15/2031 (a)	85,000	86,709

CVS Health Corp. 4.10%, 3/25/2025	150,000	165,301

DaVita, Inc. 4.63%, 6/1/2030 (a)	75,000	78,387

Encompass Health Corp. 4.75%, 2/1/2030	45,000	47,981

HCA, Inc.

5.38%, 9/1/2026	175,000	201,871

5.63%, 9/1/2028	65,000	77,513

Highmark, Inc. 1.45%, 5/10/2026 (a)	130,000	130,148

Tenet Healthcare Corp.

5.13%, 11/1/2027 (a)	155,000	163,137

4.25%, 6/1/2029 (a)	110,000	112,397

		1,562,832

Hotels, Restaurants & Leisure — 0.8%

1011778 BC ULC (Canada) 3.88%, 1/15/2028 (a)	50,000	50,625

Boyd Gaming Corp. 8.63%, 6/1/2025 (a)	25,000	27,120

Boyne USA, Inc. 4.75%, 5/15/2029 (a)	40,000	41,300

Caesars Resort Collection LLC 5.75%, 7/1/2025 (a)	45,000	47,284

Carnival Corp. 9.88%, 8/1/2027 (a)	50,000	57,625

Cedar Fair LP

5.50%, 5/1/2025 (a)	30,000	31,275

5.38%, 4/15/2027	30,000	30,750

Gohl Capital Ltd. (Malaysia) 4.25%, 1/24/2027 (d)	200,000	211,788

SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Hotels, Restaurants & Leisure — continued

Hilton Worldwide Finance LLC 4.88%, 4/1/2027	50,000	51,870

Marriott Ownership Resorts, Inc. 4.50%, 6/15/2029 (a)	40,000	40,396

MGM Resorts International 5.50%, 4/15/2027	40,000	43,538

Royal Caribbean Cruises Ltd. 9.13%, 6/15/2023 (a)	50,000	54,500

Scientific Games International, Inc. 5.00%, 10/15/2025 (a)	45,000	46,285

Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	55,000	55,595

Station Casinos LLC 5.00%, 10/1/2025 (a)	65,000	65,731

Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	35,000	37,292

Wynn Resorts Finance LLC 7.75%, 4/15/2025 (a)	50,000	53,125

Yum! Brands, Inc.

7.75%, 4/1/2025 (a)	30,000	32,322

4.63%, 1/31/2032	8,000	8,695

		987,116

Household Durables — 0.4%

Lennar Corp. 4.75%, 5/30/2025	150,000	167,643

Newell Brands, Inc. 4.70%, 4/1/2026 (f)	40,000	44,700

PulteGroup, Inc. 5.50%, 3/1/2026	150,000	174,870

Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	60,000	61,500

		448,713

Household Products — 0.2%

Central Garden & Pet Co. 4.13%, 4/30/2031 (a)	35,000	35,525

Energizer Holdings, Inc.

4.75%, 6/15/2028 (a)	45,000	46,238

4.38%, 3/31/2029 (a)	50,000	50,143

Spectrum Brands, Inc. 5.00%, 10/1/2029 (a)	50,000	52,500

		184,406

Independent Power and Renewable Electricity Producers — 0.1%

Calpine Corp. 4.50%, 2/15/2028 (a)	65,000	66,950

Insurance — 1.0%

Athene Global Funding

0.95%, 1/8/2024 (a)	350,000	352,095

0.91%, 8/19/2024 (a)	295,000	295,475

2.50%, 1/14/2025 (a)	200,000	209,350

Equitable Financial Life Global Funding 0.80%, 8/12/2024 (a)	230,000	230,462

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Insurance — continued

Jackson National Life Global Funding 3.88%, 6/11/2025 (a)	150,000	164,962

		1,252,344

IT Services — 0.3%

Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	55,000	55,894

Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	65,000	65,812

Booz Allen Hamilton, Inc. 3.88%, 9/1/2028 (a)	35,000	36,077

Gartner, Inc.

3.63%, 6/15/2029 (a)	45,000	46,317

3.75%, 10/1/2030 (a)	30,000	31,392

Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	50,000	51,750

Square, Inc.

2.75%, 6/1/2026 (a)	17,000	17,489

3.50%, 6/1/2031 (a)	42,000	43,680

		348,411

Leisure Products — 0.0% (e)

Mattel, Inc.

3.38%, 4/1/2026 (a)	14,000	14,543

3.75%, 4/1/2029 (a)	30,000	31,494

		46,037

Life Sciences Tools & Services — 0.0% (e)

Charles River Laboratories International, Inc. 3.75%, 3/15/2029 (a)	40,000	41,234

Machinery — 0.1%

RBS Global, Inc. 4.88%, 12/15/2025 (a)	60,000	61,200

Media — 1.2%

Clear Channel Outdoor Holdings, Inc. 7.75%, 4/15/2028 (a)	30,000	31,275

Clear Channel Worldwide Holdings, Inc. 5.13%, 8/15/2027 (a)	30,000	30,880

CSC Holdings LLC 6.50%, 2/1/2029 (a)	200,000	220,750

DIRECTV Holdings LLC 5.88%, 8/15/2027 (a)	55,000	57,475

DISH DBS Corp.

5.88%, 11/15/2024	50,000	53,750

7.75%, 7/1/2026	310,000	355,089

iHeartCommunications, Inc.

8.38%, 5/1/2027	25,000	26,558

5.25%, 8/15/2027 (a)	40,000	41,912

Lamar Media Corp. 4.00%, 2/15/2030	60,000	61,952

Meredith Corp. 6.88%, 2/1/2026	50,000	51,813

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	133

JPMorgan Short Duration Core Plus ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Media — continued

News Corp. 3.88%, 5/15/2029 (a)	29,000	29,819

Nexstar Media, Inc. 5.63%, 7/15/2027 (a)	70,000	74,319

Outfront Media Capital LLC 6.25%, 6/15/2025 (a)	22,000	23,366

Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	40,000	40,210

Sinclair Television Group, Inc. 4.13%, 12/1/2030 (a)	35,000	34,213

Sirius XM Radio, Inc.

5.00%, 8/1/2027 (a)	55,000	57,681

5.50%, 7/1/2029 (a)	120,000	131,400

TEGNA, Inc. 5.00%, 9/15/2029	30,000	31,760

Univision Communications, Inc. 4.50%, 5/1/2029 (a)	59,000	59,850

Videotron Ltd. (Canada) 5.13%, 4/15/2027 (a)	45,000	46,856

		1,460,928

Metals & Mining — 0.6%

Alcoa Nederland Holding BV 6.13%, 5/15/2028 (a)	200,000	217,500

Allegheny Technologies, Inc. 5.88%, 12/1/2027	30,000	31,462

Arconic Corp. 6.13%, 2/15/2028 (a)	85,000	90,860

Cleveland-Cliffs, Inc.

6.75%, 3/15/2026 (a)	40,000	42,900

4.63%, 3/1/2029 (a)	20,000	21,050

FMG Resources August 2006 Pty. Ltd. (Australia)

4.50%, 9/15/2027 (a)	30,000	32,550

Freeport-McMoRan, Inc.

4.38%, 8/1/2028	80,000	84,800

4.63%, 8/1/2030	100,000	110,250

Glencore Funding LLC (Australia) 1.63%, 9/1/2025 (a)	90,000	91,021

Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a)	30,000	31,125

Novelis Corp. 4.75%, 1/30/2030 (a)	35,000	37,275

		790,793

Multiline Retail — 0.0% (e)

Nordstrom, Inc. 2.30%, 4/8/2024	20,000	20,131

Multi-Utilities — 0.0% (e)

Puget Energy, Inc. 2.38%, 6/15/2028 (a)	50,000	50,655

Oil, Gas & Consumable Fuels — 2.8%

Antero Midstream Partners LP

7.88%, 5/15/2026 (a)	20,000	22,025

5.38%, 6/15/2029 (a)	30,000	30,711

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Oil, Gas & Consumable Fuels — continued

Antero Resources Corp. 7.63%, 2/1/2029 (a)	35,000	38,500

Apache Corp. 4.88%, 11/15/2027	45,000	49,178

APT Pipelines Ltd. (Australia) 4.20%, 3/23/2025 (a)	350,000	384,076

Buckeye Partners LP 4.13%, 12/1/2027	40,000	41,100

Cheniere Corpus Christi Holdings LLC 5.13%, 6/30/2027	150,000	174,450

Cheniere Energy Partners LP 4.50%, 10/1/2029	50,000	53,875

Chesapeake Energy Corp. 5.88%, 2/1/2029 (a)	40,000	42,700

CNX Resources Corp. 6.00%, 1/15/2029 (a)	60,000	62,480

Continental Resources, Inc. 5.75%, 1/15/2031 (a)	35,000	42,656

DCP Midstream Operating LP 5.63%, 7/15/2027	40,000	45,453

DT Midstream, Inc. 4.13%, 6/15/2029 (a)	55,000	56,375

Ecopetrol SA (Colombia) 5.38%, 6/26/2026	100,000	109,925

Endeavor Energy Resources LP 5.50%, 1/30/2026 (a)	40,000	41,409

Energean Israel Finance Ltd. (Israel)

4.50%, 3/30/2024 (d)	12,000	12,216

4.88%, 3/30/2026 (d)	10,000	10,242

Energy Transfer LP 4.05%, 3/15/2025	105,000	113,741

EnLink Midstream Partners LP 4.15%, 6/1/2025	40,000	41,199

EQM Midstream Partners LP

4.00%, 8/1/2024	30,000	30,675

6.00%, 7/1/2025 (a)	40,000	43,200

EQT Corp. 3.90%, 10/1/2027	60,000	64,775

Gray Oak Pipeline LLC 2.60%, 10/15/2025 (a)	150,000	154,391

Greenko Dutch BV (India) 3.85%, 3/29/2026 (a)	200,000	203,913

Hess Midstream Operations LP 5.63%, 2/15/2026 (a)	70,000	72,686

Indigo Natural Resources LLC 5.38%, 2/1/2029 (a)	45,000	46,462

Leviathan Bond Ltd. (Israel) 6.13%, 6/30/2025 (d)	50,000	54,338

Lundin Energy Finance BV (Netherlands) 2.00%, 7/15/2026 (a)	200,000	201,554

MPLX LP 4.88%, 12/1/2024	150,000	166,903

NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	30,000	30,450

SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

NuStar Logistics LP 5.63%, 4/28/2027	60,000	63,811

Occidental Petroleum Corp.

5.88%, 9/1/2025	45,000	50,628

6.13%, 1/1/2031	130,000	157,196

Petroleos Mexicanos (Mexico)

4.25%, 1/15/2025	100,000	101,550

4.50%, 1/23/2026	100,000	101,100

6.88%, 8/4/2026	30,000	32,691

Range Resources Corp.

4.88%, 5/15/2025	40,000	41,400

9.25%, 2/1/2026	20,000	21,870

Southwestern Energy Co. 7.50%, 4/1/2026	55,000	58,300

Sunoco LP 5.88%, 3/15/2028	45,000	47,531

Tallgrass Energy Partners LP

5.50%, 9/15/2024 (a)	60,000	60,954

7.50%, 10/1/2025 (a)	25,000	26,937

6.00%, 12/31/2030 (a)	85,000	86,455

Targa Resources Partners LP 6.88%, 1/15/2029	150,000	168,630

Trinidad Petroleum Holdings Ltd. (Trinidad and Tobago) 9.75%, 6/15/2026 (a)	25,000	28,038

Western Midstream Operating LP 4.75%, 8/15/2028	55,000	60,517

		3,549,266

Paper & Forest Products — 0.1%

Fibria Overseas Finance Ltd. (Brazil) 5.50%, 1/17/2027	100,000	115,455

Personal Products — 0.1%

Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	35,000	37,056

Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	40,000	41,900

		78,956

Pharmaceuticals — 0.6%

Bausch Health Americas, Inc.

9.25%, 4/1/2026 (a)	310,000	334,025

8.50%, 1/31/2027 (a)	120,000	129,054

Bausch Health Cos., Inc. 4.88%, 6/1/2028 (a)	95,000	97,612

Jazz Securities DAC 4.38%, 1/15/2029 (a)	200,000	207,250

Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	50,000	50,625

		818,566

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Real Estate Management & Development — 0.0% (e)

Kennedy-Wilson, Inc. 4.75%, 3/1/2029	50,000	51,715

Road & Rail — 0.4%

Avis Budget Car Rental LLC

5.75%, 7/15/2027 (a) (b)	45,000	46,969

4.75%, 4/1/2028 (a)	35,000	36,083

Triton Container International Ltd. (Bermuda)

1.15%, 6/7/2024 (a)	200,000	199,975

2.05%, 4/15/2026 (a)	184,000	185,642

XPO Logistics, Inc. 6.25%, 5/1/2025 (a)	50,000	52,813

		521,482

Semiconductors & Semiconductor Equipment — 0.3%

Broadcom Corp. 3.88%, 1/15/2027	150,000	165,527

Marvell Technology, Inc. 1.65%, 4/15/2026 (a)	125,000	125,835

ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	40,000	42,028

		333,390

Software — 0.1%

CDK Global, Inc. 4.88%, 6/1/2027	35,000	36,750

Fair Isaac Corp. 4.00%, 6/15/2028 (a)	35,000	36,225

Nuance Communications, Inc. 5.63%, 12/15/2026	30,000	31,134

SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	35,000	37,063

		141,172

Specialty Retail — 0.5%

Asbury Automotive Group, Inc. 4.50%, 3/1/2028	40,000	41,590

Bath & Body Works, Inc.

5.25%, 2/1/2028	45,000	50,400

7.50%, 6/15/2029	20,000	23,225

6.75%, 7/1/2036	25,000	31,852

Gap, Inc. (The) 8.88%, 5/15/2027 (a)	30,000	34,462

Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	55,000	55,963

Lithia Motors, Inc.

4.63%, 12/15/2027 (a)	35,000	37,100

4.38%, 1/15/2031 (a)	35,000	37,975

Penske Automotive Group, Inc.

3.50%, 9/1/2025	30,000	31,038

3.75%, 6/15/2029	25,000	25,438

PetSmart, Inc. 4.75%, 2/15/2028 (a)	250,000	260,312

Staples, Inc. 7.50%, 4/15/2026 (a)	45,000	45,563

		674,918

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	135

JPMorgan Short Duration Core Plus ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Technology Hardware, Storage & Peripherals — 0.1%

NCR Corp.

5.13%, 4/15/2029 (a)	9,000	9,332

6.13%, 9/1/2029 (a)	55,000	59,950

Seagate HDD Cayman 4.88%, 6/1/2027	50,000	55,937

Western Digital Corp. 4.75%, 2/15/2026	25,000	27,937

		153,156

Textiles, Apparel & Luxury Goods — 0.0% (e)

William Carter Co. (The) 5.63%, 3/15/2027 (a)	35,000	36,575

Thrifts & Mortgage Finance — 1.1%

BPCE SA (France)

5.70%, 10/22/2023 (a)	400,000	439,429

2.38%, 1/14/2025 (a)	250,000	259,817

4.50%, 3/15/2025 (a)	200,000	221,166

Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (a)	50,000	52,687

Nationwide Building Society (United Kingdom)

(ICE LIBOR USD 3 Month + 1.06%), 3.77%, 3/8/2024 (a) (c)	200,000	209,113

(ICE LIBOR USD 3 Month + 1.39%), 4.36%, 8/1/2024 (a) (c)	200,000	213,367

Quicken Loans LLC 3.63%, 3/1/2029 (a)	50,000	51,063

		1,446,642

Tobacco — 0.3%

Imperial Brands Finance plc (United Kingdom) 3.13%, 7/26/2024 (a)	200,000	210,878

Reynolds American, Inc. (United Kingdom) 4.45%, 6/12/2025	150,000	166,218

		377,096

Trading Companies & Distributors — 0.9%

Air Lease Corp.

4.25%, 2/1/2024	150,000	161,580

2.30%, 2/1/2025	200,000	206,678

Aviation Capital Group LLC

4.38%, 1/30/2024 (a)	200,000	214,416

5.50%, 12/15/2024 (a)	150,000	169,045

Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	60,000	63,252

Imola Merger Corp. 4.75%, 5/15/2029 (a)	82,000	84,870

United Rentals North America, Inc. 4.88%, 1/15/2028	155,000	164,300

WESCO Distribution, Inc. 7.25%, 6/15/2028 (a)	70,000	77,853

		1,141,994

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Wireless Telecommunication Services — 0.4%

Hughes Satellite Systems Corp. 6.63%, 8/1/2026	40,000	45,450

Sprint Corp. 7.63%, 3/1/2026	120,000	147,954

T-Mobile USA, Inc.

3.50%, 4/15/2025	150,000	161,902

2.25%, 2/15/2026	60,000	61,275

4.75%, 2/1/2028	75,000	80,078

		496,659

Total Corporate Bonds (Cost $46,579,005)		46,816,680

U.S. Treasury Obligations — 22.0%

U.S. Treasury Notes

0.13%, 1/31/2023	190,000	189,970

0.13%, 2/28/2023	1,860,000	1,859,273

0.13%, 4/30/2023	260,000	259,827

0.13%, 5/31/2023	3,390,000	3,387,087

0.13%, 6/30/2023	870,000	869,354

0.13%, 7/31/2023	8,445,000	8,435,104

0.13%, 1/15/2024	2,640,000	2,629,894

0.13%, 2/15/2024	2,060,000	2,051,551

0.38%, 4/15/2024	25,000	25,025

0.25%, 5/15/2024	700,000	698,113

0.25%, 6/15/2024	930,000	927,094

0.38%, 7/15/2024	3,480,000	3,479,456

0.38%, 8/15/2024	2,710,000	2,707,883

0.50%, 2/28/2026	15,000	14,864

0.75%, 4/30/2026	400,000	400,313

0.75%, 5/31/2026	80,000	80,022

1.25%, 5/31/2028	100,000	101,313

Total U.S. Treasury Obligations (Cost $28,098,551)		28,116,143

Asset-Backed Securities — 16.8%

ACC Auto Trust Series 2021-A, Class A, 1.08%, 4/15/2027 (a)	412,396	412,873

ACC Trust Series 2020-A, Class A, 6.00%, 3/20/2023 (a)	99,643	101,618

Affirm Asset Securitization Trust Series 2020-A, Class A, 2.10%, 2/18/2025 (a)	225,000	226,272

AIMCO CLO Ltd. (Cayman Islands) Series 2019-10A, Class AR, 1.17%, 7/22/2032 (a) (g)	350,000	350,000

Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (a)	263,000	264,411

SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — continued

Atlas Senior Loan Fund (Cayman Islands) Series 2019-13A, Class A1NR, 1.22%, 4/22/2031 (a) (g)	200,000	199,950

Bain Capital Credit CLO Ltd. (Cayman Islands) Series 2017-1A, Class A1R, 1.10%, 7/20/2030 (a) (g)	337,000	336,915

Ballyrock CLO Ltd. (Cayman Islands) Series 2019-1A, Class A1R, 1.16%, 7/15/2032 (a) (g)	250,000	249,937

Business Jet Securities LLC Series 2021-1A, Class A, 2.16%, 4/15/2036 (a)	354,464	356,857

CarMax Auto Owner Trust Series 2018-1, Class D, 3.37%, 7/15/2024	185,000	187,393

CarNow Auto Receivables Trust Series 2021-1A, Class C, 2.16%, 2/17/2026 (a)	196,000	196,946

CIFC Funding Ltd. (Cayman Islands)

Series 2012-2RA, Class A1, 0.93%, 1/20/2028 (a) (g)	198,284	198,149

Series 2019-1A, Class AR, 1.23%, 4/20/2032 (a) (g)	250,000	250,330

Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-HP1, Class B, 3.48%, 12/15/2026 ‡ (a)	200,000	203,889

CPS Auto Receivables Trust Series 2021-C, Class C, 1.21%, 6/15/2027 (a)	244,000	243,980

Credit Acceptance Auto Loan Trust Series 2021-3A, Class C, 1.63%, 9/16/2030 (a)	250,000	250,609

Crossroads Asset Trust Series 2021-A, Class C, 1.44%, 1/20/2026 ‡ (a)	125,000	125,150

Dryden Senior Loan Fund (Cayman Islands) Series 2017-49A, Class AR, 1.08%, 7/18/2030 (a) (g)	500,000	500,625

DT Auto Owner Trust

Series 2018-2A, Class E, 5.54%, 6/16/2025 (a)	185,000	192,690

Series 2020-1A, Class D, 2.55%, 11/17/2025 (a)	190,000	195,654

Series 2021-1A, Class D, 1.16%, 11/16/2026 (a)	250,000	249,942

Series 2021-3A, Class D, 1.31%, 5/17/2027 (a)	200,000	199,447

Exeter Automobile Receivables Trust

Series 2019-3A, Class D, 3.11%, 8/15/2025 (a)	195,000	201,904

Series 2021-2A, Class D, 1.40%, 4/15/2027	210,000	210,407

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

FCI Funding LLC Series 2021-1A, Class A, 1.13%, 4/15/2033 (a)	140,211	140,363

FHF Trust

Series 2021-2A, Class A, 0.83%, 12/15/2026 (a)	424,000	423,976

Series 2021-1A, Class A, 1.27%, 3/15/2027 (a)	162,545	162,535

First Investors Auto Owner Trust Series 2017-3A, Class D, 3.44%, 3/15/2024 (a)	163,000	165,669

Flagship Credit Auto Trust

Series 2021-1, Class D, 1.27%, 3/15/2027 (a)	225,000	223,435

Series 2021-3, Class C, 1.46%, 9/15/2027 (a)	143,000	143,277

Foundation Finance Trust Series 2021-1A, Class A, 1.27%, 5/15/2041 (a)	174,672	174,068

Foursight Capital Automobile Receivables Trust

Series 2018-1, Class F, 6.82%, 4/15/2025 (a)	160,000	162,727

Series 2018-2, Class F, 6.48%, 6/15/2026 (a)	145,000	150,389

FREED ABS Trust Series 2021-1CP, Class B, 1.41%, 3/20/2028 ‡ (a)	185,000	185,727

FRTKL Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (a)	238,000	237,876

Galaxy CLO Ltd. (Cayman Islands)

Series 2015-19A, Class A1RR, 1.08%, 7/24/2030 (a) (g)	250,000	249,937

Series 2015-21A, Class AR, 1.15%, 4/20/2031 (a) (g)	250,000	250,093

GLS Auto Receivables Issuer Trust Series 2019-4A, Class C, 3.06%, 8/15/2025 (a)	175,000	180,826

Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2, Class A, 1.15%, 6/25/2051 (a)	250,000	249,110

LCM LP (Cayman Islands) Series 14A, Class AR, 1.17%, 7/20/2031 (a) (g)	400,000	400,546

LCM Ltd. (Cayman Islands) Series 26A, Class A1, 1.20%, 1/20/2031 (a) (g)	250,000	250,139

Lendingpoint Asset Securitization Trust Series 2021-A, Class B, 1.46%, 12/15/2028 (a)	203,000	203,203

Lendmark Funding Trust Series 2019-2A, Class A, 2.78%, 4/20/2028 (a)	225,000	230,892

LL ABS Trust

Series 2019-1A, Class B, 3.52%, 3/15/2027 ‡ (a)	163,019	164,063

Series 2021-1A, Class A, 1.07%, 5/15/2029 (a)	289,000	288,987

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	137

JPMorgan Short Duration Core Plus ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — continued

LMREC LLC Series 2021-CRE4, Class A, 1.19%, 4/22/2037 (a) (g)	184,000	184,023

Longfellow Place CLO Ltd. (Cayman Islands) Series 2013-1A, Class AR3, 1.13%, 4/15/2029 (a) (g)	236,254	236,194

Mariner Finance Issuance Trust Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	192,000	193,945

Mercury Financial Credit Card Master Trust Series 2021-1A, Class A, 1.54%, 3/20/2026 (a)	284,000	285,020

Mission Lane Credit Card Master Trust Series 2021-A, Class A, 1.59%, 9/15/2026 (a)	355,000	355,265

MVW LLC

Series 2021-1WA, Class A, 1.14%, 1/22/2041 (a)	218,994	219,454

Series 2021-1WA, Class B, 1.44%, 1/22/2041 ‡ (a)	93,989	94,215

Neuberger Berman CLO Ltd. Series 13-15A, Class A1R2, 0.00%, 10/15/2029 (a) (g) (h)	608,000	608,000

Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands) Series 2020-37A, Class AR, 1.10%, 7/20/2031 (a) (g)	354,000	353,911

NMEF Funding LLC Series 2021-A, Class B, 1.85%, 12/15/2027 ‡ (a)	178,000	177,986

NRZ Excess Spread-Collateralized Notes Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (a)	157,592	157,286

Oportun Funding XIV LLC Series 2021-A, Class A, 1.21%, 3/8/2028 (a)	172,000	172,591

Pagaya AI Debt Selection Trust

Series 2021-1, Class A, 1.18%, 11/15/2027 (a)	173,809	174,258

Series 2021-HG1, Class A, 1.22%, 1/16/2029 (a)	349,345	349,853

Palmer Square Loan Funding Ltd. (Cayman Islands)

Series 2020-1A, Class A1, 0.93%, 2/20/2028 (a) (g)	142,691	142,169

Series 2021-2A, Class A1, 0.93%, 5/20/2029 (a) (g)	185,056	185,010

PRET LLC Series 2021-NPL3, Class A1, 1.87%, 7/25/2051 (a) (f)	237,063	237,121

Pretium Mortgage Credit Partners I LLC

Series 2021-NPL2, Class A1, 1.99%, 6/27/2060 (a) (g)	260,509	260,534

Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (a)(f)	221,874	222,115

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Progress Residential Series 2021-SFR3, Class E1, 2.54%, 5/17/2026 ‡ (a)	200,000	200,927

Progress Residential Trust Series 2021-SFR8, Class E1, 2.38%, 9/17/2038 (a)	350,000	350,243

Republic FInance Issuance Trust Series 2019-A, Class A, 3.43%, 11/22/2027 (a)	175,000	176,629

Santander Drive Auto Receivables Trust

Series 2021-1, Class D, 1.13%, 11/16/2026	190,000	190,961

Series 2021-3, Class D, 1.33%, 9/15/2027	300,000	300,996

Skopos Auto Receivables Trust Series 2019-1A, Class C, 3.63%, 9/16/2024 (a)	175,000	178,076

SoFi Consumer Loan Program Trust Series 2018-4, Class D, 4.76%, 11/26/2027 ‡ (a)	175,000	180,771

Sound Point CLO Ltd. (Cayman Islands) Series 2019-1A, Class AR, 1.19%, 1/20/2032 (a) (g)	400,000	399,900

Symphony CLO Ltd. (Cayman Islands) Series 2016-18A, Class A1RR, 1.25%, 7/23/2033 (a) (g)	250,000	249,937

Upstart Pass-Through Trust

Series 2021-ST4, Class A, 2.00%, 7/20/2027 (a)	205,685	205,679

Series 2021-ST5, Class A, 2.00%, 7/20/2027 (a)	237,785	237,692

Upstart Securitization Trust

Series 2019-3, Class B, 3.83%, 1/21/2030 ‡ (a)	250,000	253,844

Series 2020-1, Class B, 3.09%, 4/22/2030 (a)	200,000	204,021

Series 2021-2, Class B, 1.75%, 6/20/2031‡(a)	275,000	275,796

Series 2021-3, Class A, 0.83%, 7/20/2031 (a)	250,000	250,172

US Auto Funding

Series 2021-1A, Class A, 0.79%, 7/15/2024 (a)	103,000	103,038

Series 2021-1A, Class B, 1.49%, 3/17/2025 (a)	142,000	141,965

VCAT LLC Series 2021-NPL3, Class A1, 1.74%, 5/25/2051 (a) (f)	228,297	228,091

Venture CLO Ltd. (Cayman Islands)

Series 2018-32A, Class A2A, 1.20%, 7/18/2031 (a) (g)	150,000	150,058

SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — continued

Veros Auto Receivables Trust Series 2021-1, Class A, 0.92%, 10/15/2026 (a)	166,419	166,449

VOLT CIII LLC Series 2021-CF1, Class A1, 1.99%, 8/25/2051 (a) (f)	398,000	398,249

VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (a) (f)	167,478	167,935

VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (a) (f)	140,624	140,768

VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (a) (f)	174,973	175,118

VOLT XCVIII LLC Series 2021-NPL7, Class A1, 2.12%, 4/25/2051 (a) (f)	141,162	141,566

Westlake Automobile Receivables Trust

Series 2019-3A, Class E, 3.59%, 3/17/2025 (a)	100,000	103,602

Series 2020-1A, Class D, 2.80%, 6/16/2025 (a)	175,000	180,464

Series 2021-1A, Class C, 0.95%, 3/16/2026 (a)	260,000	260,264

Series 2021-1A, Class D, 1.23%, 4/15/2026 (a)	250,000	250,716

Total Asset-Backed Securities (Cost $21,397,026)		21,416,663

Mortgage-Backed Securities — 9.7%

FHLMC Gold Pools, 30 Year

Pool # G08878, 4.50%, 5/1/2049	456,469	493,778

FHLMC UMBS, 15 Year

Pool # ZS6689, 2.50%, 4/1/2028	298,246	313,469

FNMA UMBS, 15 Year

Pool # FM2072, 3.00%, 12/1/2031	379,211	401,836

Pool # MA4360, 2.00%, 6/1/2036	488,160	505,455

Pool # MA4383, 2.00%, 7/1/2036	98,419	101,906

Pool # MA4403, 2.00%, 8/1/2036	2,512,768	2,601,795

Pool # MA4442, 2.00%, 9/1/2036 (h)	300,000	310,629

FNMA UMBS, 30 Year Pool # BM1285, 4.50%, 5/1/2047	239,155	261,750

FNMA/FHLMC UMBS, Single Family, 15 Year

TBA, 1.50%, 9/25/2036 (h)	1,220,000	1,239,522

TBA, 2.00%, 9/25/2036 (h)	2,860,000	2,959,390

TBA, 2.50%, 9/25/2036 (h)	1,030,000	1,077,087

FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 3.00%, 9/25/2051 (h)	200,000	209,211

GNMA II, 30 Year

Pool # MA7257, 3.50%, 3/20/2051	188,334	199,967

Pool # MA7419, 3.00%, 6/20/2051	593,878	622,252

Pool # MA7472, 2.50%, 7/20/2051	458,471	475,634

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Pool # MA7534, 2.50%, 8/20/2051	100,000	103,815

Pool # MA7535, 3.00%, 8/20/2051	460,000	482,731

Total Mortgage-Backed Securities (Cost $12,348,457)		12,360,227

Commercial Mortgage-Backed Securities — 7.0%

Beast Mortgage Trust Series 2021-1818, Class B, 1.70%, 3/15/2036 ‡ (a) (g)	179,000	179,462

Citigroup Commercial Mortgage Trust

Series 2014-GC19, Class D, 5.26%, 3/10/2047 ‡ (a) (g)	250,000	266,430

Series 2014-GC23, Class C, 4.58%, 7/10/2047 (g)	200,000	213,208

Series 2015-GC27, Class B, 3.77%, 2/10/2048 ‡	200,000	210,927

Series 2015-GC27, Class C, 4.57%, 2/10/2048 ‡ (g)	440,000	464,276

Series 2015-GC29, Class C, 4.29%, 4/10/2048 ‡ (g)	400,000	429,792

Series 2015-GC31, Class C, 4.19%, 6/10/2048 ‡ (g)	250,000	262,019

COMM Mortgage Trust

Series 2013-CR10, Class AM, 4.52%, 8/10/2046 (a) (g)	200,000	213,349

Series 2015-CR26, Class B, 4.69%, 10/10/2048 ‡ (g)	200,000	220,165

Series 2015-PC1, Class B, 4.46%, 7/10/2050 ‡ (g)	200,000	217,915

Commercial Mortgage Trust Series 2014-CR20, Class C, 4.65%, 11/10/2047 ‡ (g)	100,000	103,703

CSAIL Commercial Mortgage Trust

Series 2015-C4, Class E, 3.71%, 11/15/2048 (g)	325,000	322,321

FHLMC, Multi-Family Structured Pass-Through Certificates

Series K068, Class X1, IO, 0.56%, 8/25/2027 (g)	3,657,260	88,017

Series K028, Class X3, IO, 1.72%, 6/25/2041 (g)	4,629,000	122,908

Series K111, Class X3, IO, 3.29%, 4/25/2048 (g)	405,000	96,727

Series K110, Class X3, IO, 3.52%, 6/25/2048 (g)	380,000	95,473

Series K119, Class X3, IO, 2.82%, 9/25/2048 (g)	460,000	97,280

Series K115, Class X3, IO, 3.06%, 9/25/2048 (g)	430,000	94,914

Series K125, Class X3, IO, 2.75%, 2/25/2049 (g)	460,000	96,387

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	139

JPMorgan Short Duration Core Plus ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Commercial Mortgage-Backed Securities — continued

FREMF Mortgage Trust

Series 2018-K732, Class C, 4.20%, 5/25/2025 (a) (g)	200,000	214,299

Series 2016-K57, Class C, 4.05%, 8/25/2049 (a) (g)	185,000	199,446

Series 2016-K58, Class C, 3.87%, 9/25/2049 (a) (g)	110,000	117,623

Series 2017-K62, Class C, 4.00%, 1/25/2050 (a) (g)	200,000	215,679

GS Mortgage Securities Trust

Series 2016-GS2, Class B, 3.76%, 5/10/2049 (g)	100,000	107,622

Series 2016-GS3, Class C, 4.13%, 10/10/2049 ‡ (g)	165,000	174,147

Series 2017-GS5, Class D, 3.51%, 3/10/2050 ‡ (a) (g)	250,000	245,221

Independence Plaza Trust

Series 2018-INDP, Class A, 3.76%, 7/10/2035 (a)	175,000	185,105

Series 2018-INDP, Class C, 4.16%, 7/10/2035 ‡ (a)	150,000	157,175

JPMBB Commercial Mortgage Securities Trust

Series 2015-C31, Class C, 4.77%, 8/15/2048 ‡ (g)	150,000	160,031

Series 2016-C1, Class D1, 4.40%, 3/15/2049 ‡ (a) (g)	400,000	416,029

JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, Class D, 4.76%, 3/15/2050 ‡ (a) (g)	275,000	281,759

KKR Industrial Portfolio Trust

Series 2021-KDIP, Class D, 1.35%, 12/15/2037 ‡ (a) (g)	175,000	174,671

Life Mortgage Trust Series 2021-BMR, Class C, 1.20%, 3/15/2038 ‡ (a) (g)	195,000	195,184

MHC Commercial Mortgage Trust

Series 2021-MHC, Class D, 1.70%, 4/15/2038 ‡ (a) (g)	250,000	250,773

Morgan Stanley Bank of America Merrill Lynch Trust

Series 2014-C14, Class D, 5.22%, 2/15/2047 ‡ (a) (g)	175,023	182,207

Series 2015-C24, Class D, 3.26%, 5/15/2048 ‡ (a)	220,000	215,353

Multi-Family Connecticut Avenue Securities Trust Series 2019-01, Class M7, 1.78%, 10/15/2049 ‡ (a) (g)	170,785	170,011

PFP Ltd. (Cayman Islands)

Series 2021-7, Class C, 1.75%, 4/14/2038 ‡ (a) (g)	166,492	165,867

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048 ‡	225,000	237,243

Velocity Commercial Capital Loan Trust

Series 2021-2, Class A, 1.52%, 8/25/2051 (a) (g)	368,421	370,984

Wells Fargo Commercial Mortgage Trust Series 2015-LC22, Class D, 4.71%, 9/15/2058 (g)	205,000	209,939

WFRBS Commercial Mortgage Trust

Series 2013-C11, Class C, 4.33%, 3/15/2045 (g)	117,000	120,723

Series 2014-C25, Class B, 4.24%, 11/15/2047 (g)	160,000	171,481

Series 2014-C22, Class C, 3.91%, 9/15/2057 ‡ (g)	225,000	234,816

Total Commercial Mortgage-Backed Securities (Cost $8,951,636)		8,968,661

Collateralized Mortgage Obligations — 4.0%

FHLMC STACR REMIC Trust Series 2020-DNA1, Class M2, 1.78%, 1/25/2050 (a) (g)	224,729	225,676

FHLMC Structured Agency Credit Risk Debt Notes

Series 2021-DNA2, Class M2, 2.35%, 8/25/2033 (a) (g)	100,000	102,281

FHLMC, REMIC

Series 3993, Class BC, 3.50%, 1/15/2027	425,000	459,652

Series 2673, Class PE, 5.50%, 9/15/2033	150,572	172,514

Series 4718, Class DA, 3.00%, 2/15/2047	413,888	433,983

Series 4937, Class MS, IF, IO, 5.97%, 12/25/2049 (g)	410,435	76,460

Series 5021, Class MI, IO, 3.00%, 10/25/2050	567,861	89,660

FHLMC, STRIPS Series 311, Class S1, IF, IO, 5.85%, 8/15/2043 (g)	552,636	93,166

FNMA, Connecticut Avenue Securities

Series 2017-C07, Class 2M2, 2.58%, 5/25/2030 (g)	119,746	121,141

Series 2018-C05, Class 1M2, 2.43%, 1/25/2031 (g)	192,783	194,998

FNMA, REMIC Series 2012-136, Class DL, 3.50%, 12/25/2042	270,000	287,879

GNMA

Series 2021-9, Class MI, IO, 2.50%, 1/20/2051	295,004	35,694

SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — continued

Legacy Mortgage Asset Trust Series 2021-GS3, Class A1, 1.75%, 7/25/2061 (a) (f)	140,714	141,071

LHOME Mortgage Trust

Series 2021-RTL1, Class A1, 2.09%, 9/25/2026 (a) (g)	188,000	187,579

NYMT Loan Trust Series 2021-SP1, Class A1, 1.67%, 8/25/2061 (a)	338,000	338,000

PRPM LLC

Series 2021-2, Class A1, 2.12%, 3/25/2026 (a) (g)	169,385	169,786

Series 2021-5, Class A1, 1.79%, 6/25/2026 (a) (f)	232,116	232,493

Series 2021-6, Class A1, 1.79%, 7/25/2026 (a) (f)	362,965	362,695

Series 2021-7, Class A1, 1.87%, 8/25/2026 (a) (f)	324,000	324,158

RCO VII Mortgage LLC Series 2021-1, Class A1, 1.87%, 5/25/2026 (a) (f)	131,935	131,875

VCAT LLC

Series 2021-NPL2, Class A1, 2.12%, 3/27/2051 (a) (f)	217,810	218,481

Series 2021-NPL4, Class A1, 1.87%, 8/25/2051 (a) (f)	325,000	325,147

Verus Securitization Trust Series 2021-2, Class M1, 2.19%, 2/25/2066 ‡ (a) (g)	144,000	144,713

ZH Trust

Series 2021-1, Class A, 2.25%, 2/18/2027 (a)	205,883	205,974

Total Collateralized Mortgage Obligations (Cost $5,092,923)		5,075,076

Foreign Government Securities — 1.4%

Arab Republic of Egypt (Egypt) 3.88%, 2/16/2026 (a)	200,000	196,000

Dominican Republic Government Bond (Dominican Republic) 6.00%, 7/19/2028 (d)	150,000	171,750

Federal Republic of Nigeria (Nigeria) 6.50%, 11/28/2027 (d)	200,000	210,600

Hashemite Kingdom of Jordan (Jordan) 4.95%, 7/7/2025 (a)	200,000	209,250

Republic of Costa Rica (Costa Rica) 4.38%, 4/30/2025 (d)	200,000	206,850

Republic of Cote d’Ivoire (Ivory Coast) 5.75%, 12/31/2032 (d) (f)	68,195	68,996

Republic of El Salvador (El Salvador) 5.88%, 1/30/2025 (d)	60,000	52,950

Republic of Ghana (Ghana) Zero Coupon, 4/7/2025 (a)	200,000	156,975

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Republic of Iraq (Iraq) 6.75%, 3/9/2023 (d)	200,000	202,912

Republic of Kenya (Kenya) 7.00%, 5/22/2027 (d)	200,000	219,725

Ukraine Government Bond (Ukraine) 7.75%, 9/1/2024 (d)	100,000	109,644

Total Foreign Government SecuritieS (Cost $1,825,708)		1,805,652

Supranational — 0.2%

Africa Finance Corp. (Supranational) 4.38%, 4/17/2026 (d) (Cost $218,805)	200,000	219,481

Municipal Bonds — 0.1%

California — 0.1%

California Housing Finance Series 2021-1, Class X, Rev., 0.80%, 9/20/2021 (g) (Cost $145,687)	2,194,820	150,344

	SHARES

Short-Term Investments — 8.2%

Investment Companies — 7.9%

JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (i) (j) (Cost $10,110,981)	10,105,928	10,110,981

Investment of Cash Collateral from Securities Loaned — 0.1%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (i) (j) (Cost $66,775)	66,775	66,775

	PRINCIPAL AMOUNT ($)

U.S. Treasury Obligations — 0.2%

U.S. Treasury Bills 0.04%, 12/23/2021 (k) (l) (Cost $227,968)	228,000	227,966

Total Short-Term Investments (Cost $10,405,724)		10,405,722

Total Investments — 106.1% (Cost $135,063,522)		135,334,649

Liabilities in Excess of Other Assets — (6.1)%		(7,726,890)

NET ASSETS — 100.0%		127,607,759

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	141

JPMorgan Short Duration Core Plus ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

Abbreviations

ABS	Asset-Backed Securities
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August 31, 2021. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	The security or a portion of this security is on loan at August 31, 2021. The total value of securities on loan at August 31, 2021 is $63,969.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2021.
(d)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(e)	Amount rounds to less than 0.1% of net assets.
(f)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of August 31, 2021.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2021.
(h)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of August 31, 2021.
(k)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
(l)	The rate shown is the effective yield as of August 31, 2021.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of August 31, 2021:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	18	12/2021	USD	3,966,047	2,918

Short Contracts
U.S. Treasury 5 Year Note	(4)	12/2021	USD	(494,844)	(758)
U.S. Treasury 10 Year Note	(36)	12/2021	USD	(4,803,188)	(11,326)
U.S. Treasury 10 Year Ultra Note	(15)	12/2021	USD	(2,219,531)	(7,422)

					(19,506)

					(16,588)

Abbreviations

USD	UnitedStates Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

Centrally Cleared Credit default swap contracts outstanding — sell protection (a) as of August 31, 2021:
REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (b)	NOTIONAL AMOUNT (c)		UPFRONT PAYMENTS (RECEIPTS) ($) (d)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.36-V1	5.00	Quarterly	6/20/2026	2.77	USD	990,000	92,356	14,478	106,834
CDX.NA.HY.36-V1	5.00	Quarterly	6/20/2026	2.77	USD	215,000	23,117	85	23,202

							115,473	14,563	130,036

(a)

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(b)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(d)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations

CDX	Credit Default Swap Index
USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	143

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Treasury Obligations — 38.2%

U.S. Treasury Bonds

7.63%, 11/15/2022	6,464,000	7,045,255

7.50%, 11/15/2024	4,598,000	5,635,065

6.88%, 8/15/2025	638,000	794,210

6.63%, 2/15/2027	1,950,000	2,551,453

6.38%, 8/15/2027	4,000,000	5,268,750

6.13%, 11/15/2027	2,819,000	3,698,616

5.25%, 11/15/2028	2,000,000	2,579,688

6.13%, 8/15/2029	2,100,000	2,900,297

5.38%, 2/15/2031	3,169,000	4,340,045

4.50%, 2/15/2036	3,204,000	4,478,591

4.75%, 2/15/2037	206,000	297,927

5.00%, 5/15/2037	4,740,000	7,038,900

4.50%, 5/15/2038	1,209,000	1,724,147

3.50%, 2/15/2039	4,178,000	5,347,187

4.25%, 5/15/2039	20,000	27,984

4.50%, 8/15/2039	996,000	1,435,174

4.38%, 11/15/2039	356,000	506,354

4.63%, 2/15/2040	2,621,000	3,845,908

1.13%, 5/15/2040	5,587,000	4,978,541

4.38%, 5/15/2040	679,000	970,015

1.13%, 8/15/2040	259,000	229,984

1.38%, 11/15/2040	4,139,400	3,833,472

1.88%, 2/15/2041	7,587,000	7,647,459

1.75%, 8/15/2041	271,000	266,723

3.13%, 2/15/2042	1,963,000	2,405,902

2.50%, 2/15/2045	3,395,000	3,782,242

3.00%, 5/15/2045	50,000	60,680

2.50%, 5/15/2046	10,713,000	11,975,125

2.25%, 8/15/2046	1,126,000	1,202,005

3.00%, 2/15/2047	164,000	200,721

3.00%, 2/15/2049	1,782,000	2,199,935

2.25%, 8/15/2049	2,615,000	2,801,319

2.38%, 11/15/2049	3,744,000	4,120,740

1.25%, 5/15/2050	22,959,400	19,483,203

1.38%, 8/15/2050	3,298,000	2,886,781

U.S. Treasury Notes

2.50%, 1/15/2022	7,703,000	7,772,508

1.38%, 1/31/2022	251,000	252,363

1.88%, 1/31/2022	457,000	460,428

1.13%, 2/28/2022	1,559,000	1,567,282

2.25%, 4/15/2022	3,458,000	3,504,872

0.13%, 4/30/2022	2,545,000	2,545,994

0.13%, 6/30/2022	1,112,000	1,112,521

0.13%, 7/31/2022	1,074,000	1,074,503

0.13%, 9/30/2022	9,133,000	9,136,568

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

1.38%, 10/15/2022	50,000	50,713

0.25%, 6/15/2023	6,853,000	6,861,834

1.25%, 7/31/2023	1,541,000	1,572,121

0.13%, 8/15/2023	1,000,000	998,633

1.38%, 8/31/2023	360,000	368,339

1.38%, 9/30/2023	15,802,000	16,179,767

0.13%, 10/15/2023	2,960,000	2,953,294

0.25%, 11/15/2023	38,555,000	38,558,012

2.88%, 11/30/2023	2,077,000	2,198,861

2.25%, 12/31/2023	60,000	62,756

2.63%, 12/31/2023	621,000	654,912

2.25%, 1/31/2024	10,000	10,473

2.50%, 1/31/2024	3,600,000	3,791,531

2.13%, 2/29/2024	10,000	10,455

2.38%, 2/29/2024	3,723,000	3,915,258

2.13%, 3/31/2024	40,000	41,859

2.50%, 5/15/2024	100,000	105,813

2.00%, 5/31/2024	3,850,000	4,023,250

1.75%, 6/30/2024	1,967,000	2,043,836

1.75%, 7/31/2024	10,000	10,398

2.38%, 8/15/2024	2,800,000	2,963,625

1.25%, 8/31/2024	3,403,000	3,489,138

1.88%, 8/31/2024	259,000	270,392

1.50%, 9/30/2024	100,000	103,320

1.50%, 10/31/2024	993,000	1,026,281

1.50%, 11/30/2024	9,437,000	9,755,499

1.75%, 12/31/2024	142,000	147,991

1.38%, 1/31/2025	1,860,000	1,915,073

2.50%, 1/31/2025	450,000	480,586

2.00%, 2/15/2025	530,000	557,121

1.13%, 2/28/2025	1,153,000	1,177,231

0.50%, 3/31/2025	10,632,000	10,618,710

0.38%, 4/30/2025	497,000	493,777

0.25%, 5/31/2025	103,300	102,041

2.88%, 5/31/2025	12,000,000	13,023,750

0.25%, 6/30/2025	1,802,000	1,778,912

0.25%, 7/31/2025	1,696,000	1,672,813

2.00%, 8/15/2025	600,000	632,766

0.25%, 9/30/2025	1,242,000	1,222,594

0.25%, 10/31/2025	6,329,000	6,223,682

2.25%, 11/15/2025	530,000	565,195

0.38%, 11/30/2025	500,000	493,906

0.38%, 12/31/2025	89,000	87,832

2.63%, 12/31/2025	3,319,000	3,595,151

0.38%, 1/31/2026	5,394,000	5,318,147

1.63%, 2/15/2026	516,000	536,922

SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Treasury Obligations — continued

0.50%, 2/28/2026	23,450,000	23,239,317

2.50%, 2/28/2026	136,000	146,838

2.13%, 5/31/2026	200,000	212,906

0.63%, 7/31/2026	4,134,000	4,105,579

1.50%, 8/15/2026	507,000	524,864

1.38%, 8/31/2026	398,000	409,722

1.63%, 10/31/2026	7,151,000	7,449,890

1.63%, 11/30/2026	1,407,000	1,465,588

1.75%, 12/31/2026	3,276,000	3,433,913

2.25%, 2/15/2027	1,300,000	1,397,297

0.63%, 3/31/2027	2,171,000	2,142,675

0.50%, 4/30/2027	507,800	497,049

0.38%, 7/31/2027	9,238,000	8,950,034

2.25%, 8/15/2027	2,000,000	2,154,063

0.50%, 8/31/2027	42,000	40,937

0.50%, 10/31/2027	4,776,000	4,643,168

2.25%, 11/15/2027	400,000	431,125

0.63%, 11/30/2027	3,717,000	3,637,433

0.63%, 12/31/2027	1,227,000	1,199,488

0.75%, 1/31/2028	8,768,000	8,628,260

1.13%, 2/29/2028	2,001,000	2,015,695

2.88%, 5/15/2028	400,000	447,813

2.88%, 8/15/2028	800,000	897,125

1.63%, 8/15/2029	5,982,000	6,194,174

1.75%, 11/15/2029	17,682,000	18,480,453

0.63%, 5/15/2030	1,835,000	1,742,963

0.63%, 8/15/2030	365,000	345,780

0.88%, 11/15/2030	1,470,000	1,420,847

1.25%, 8/15/2031	1,472,000	1,464,410

Total U.S. Treasury Obligations (Cost $414,212,179)		416,371,413

Mortgage-Backed Securities — 27.2%

FHLMC Gold Pools, 15 Year

Pool # G14541, 2.50%, 8/1/2022	4,737	4,954

Pool # J10548, 4.00%, 8/1/2024	25,490	27,034

Pool # J15449, 4.00%, 5/1/2026	109,155	116,167

Pool # G14781, 3.50%, 3/1/2027	61,062	65,216

Pool # G15201, 4.00%, 5/1/2027	24,740	26,256

Pool # J20129, 2.50%, 8/1/2027	97,756	102,678

Pool # G15438, 4.00%, 9/1/2027	18,462	19,591

Pool # G15602, 2.50%, 11/1/2027	72,668	76,034

Pool # E09028, 2.00%, 3/1/2028	111,166	115,445

Pool # J23362, 2.00%, 4/1/2028	107,039	111,161

Pool # G18466, 2.00%, 5/1/2028	15,609	16,209

Pool # G18465, 2.50%, 5/1/2028	30,133	31,654

Pool # G15601, 2.50%, 1/1/2029	68,316	71,507

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Pool # G14957, 3.50%, 1/1/2029	140,435	151,106

Pool # G16570, 4.00%, 7/1/2029	16,824	17,843

Pool # G18540, 2.50%, 2/1/2030	39,036	41,003

Pool # G18556, 2.50%, 6/1/2030	49,011	51,483

Pool # V60840, 3.00%, 6/1/2030	12,979	13,813

Pool # G16622, 3.00%, 11/1/2030	49,421	52,425

Pool # G16019, 3.50%, 12/1/2030	24,204	25,852

Pool # G16044, 2.50%, 1/1/2032	131,559	138,122

Pool # J36524, 3.00%, 3/1/2032	143,876	152,646

Pool # J36660, 3.00%, 3/1/2032	62,108	65,569

Pool # J38270, 2.50%, 1/1/2033	393,675	413,225

Pool # G16568, 2.50%, 4/1/2033	172,169	180,143

FHLMC Gold Pools, 30 Year

Pool # V81680, 4.50%, 12/1/2034	94,790	104,564

Pool # A30892, 5.00%, 1/1/2035	67,495	75,252

Pool # A39210, 5.50%, 10/1/2035	37,930	44,011

Pool # V83754, 5.50%, 1/1/2036	45,221	52,162

Pool # A82255, 5.50%, 9/1/2036	117,822	131,520

Pool # G03381, 5.50%, 9/1/2037	30,700	35,569

Pool # A89760, 4.50%, 12/1/2039	26,113	28,972

Pool # A92197, 5.00%, 5/1/2040	81,167	92,413

Pool # G06856, 6.00%, 5/1/2040	5,306	6,296

Pool # A93359, 4.00%, 8/1/2040	9,142	9,912

Pool # G06222, 4.00%, 1/1/2041	257,305	281,937

Pool # G07794, 5.50%, 6/1/2041	13,664	15,899

Pool # Q03514, 4.50%, 9/1/2041	93,946	105,345

Pool # Q03516, 4.50%, 9/1/2041	31,747	35,599

Pool # Q04088, 3.50%, 10/1/2041	28,444	30,803

Pool # Q04688, 4.00%, 11/1/2041	4,155	4,609

Pool # G08477, 3.50%, 2/1/2042	10,257	11,107

Pool # Q06771, 3.00%, 3/1/2042	45,948	48,990

Pool # C03858, 3.50%, 4/1/2042	118,240	128,772

Pool # Q08646, 3.50%, 6/1/2042	32,604	35,500

Pool # G60737, 4.50%, 8/1/2042	134,795	151,581

Pool # Q11220, 3.50%, 9/1/2042	112,756	122,103

Pool # Q13477, 3.00%, 12/1/2042	143,811	153,427

Pool # Q14321, 3.00%, 12/1/2042	36,230	38,673

Pool # C04420, 3.00%, 1/1/2043	214,441	228,954

Pool # Q14694, 3.00%, 1/1/2043	1,643,439	1,775,331

Pool # G61723, 3.50%, 1/1/2043	87,443	96,328

Pool # C09031, 2.50%, 2/1/2043	119,908	125,647

Pool # V80026, 3.00%, 4/1/2043	62,608	66,819

Pool # Q17374, 4.00%, 4/1/2043	114,107	128,416

Pool # G62033, 4.00%, 11/1/2043	173,150	191,207

Pool # Z40090, 4.50%, 9/1/2044	42,122	47,067

Pool # G60183, 4.00%, 12/1/2044	42,486	46,273

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	145

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued

Pool # G61769, 4.50%, 12/1/2044	89,375	100,128

Pool # G61617, 4.50%, 1/1/2045	28,945	32,780

Pool # V81760, 4.00%, 5/1/2045	22,968	25,080

Pool # G08651, 4.00%, 6/1/2045	138,627	151,620

Pool # G08653, 3.00%, 7/1/2045	63,452	67,124

Pool # Q35223, 4.00%, 8/1/2045	15,239	16,570

Pool # G08669, 4.00%, 9/1/2045	42,605	46,493

Pool # G60238, 3.50%, 10/1/2045	899,435	979,717

Pool # G60480, 4.50%, 11/1/2045	98,488	109,121

Pool # G60506, 3.50%, 4/1/2046	51,888	56,147

Pool # G08710, 3.00%, 6/1/2046	44,546	47,095

Pool # Q41024, 3.00%, 6/1/2046	652,691	699,902

Pool # Q42045, 3.50%, 7/1/2046	32,471	35,084

Pool # G08724, 2.50%, 9/1/2046	15,700	16,393

Pool # G61070, 3.00%, 9/1/2046	539,399	575,481

Pool # G61730, 3.00%, 9/1/2046	163,210	174,064

Pool # Q42921, 3.50%, 9/1/2046	115,658	124,966

Pool # G61235, 4.50%, 9/1/2046	32,489	36,176

Pool # G08736, 2.50%, 12/1/2046	15,841	16,544

Pool # Q45872, 3.00%, 1/1/2047	470,103	496,106

Pool # G08747, 3.00%, 2/1/2047	217,976	231,580

Pool # G61623, 3.00%, 4/1/2047	31,611	33,429

Pool # G60985, 3.00%, 5/1/2047	114,720	122,814

Pool # G60996, 3.50%, 5/1/2047	10,049	10,888

Pool # Q47884, 4.00%, 5/1/2047	30,035	32,440

Pool # V83233, 4.00%, 6/1/2047	138,385	150,912

Pool # Q49796, 3.50%, 8/1/2047	142,177	154,992

Pool # G08775, 4.00%, 8/1/2047	49,500	53,100

Pool # Q50152, 4.00%, 8/1/2047	121,601	131,417

Pool # Q51268, 3.50%, 10/1/2047	65,394	69,581

Pool # G08787, 3.00%, 11/1/2047	401,564	422,668

Pool # G61681, 3.00%, 12/1/2047	9,284	9,764

Pool # Q52866, 3.00%, 12/1/2047	27,232	29,296

Pool # G08793, 4.00%, 12/1/2047	45,417	48,909

Pool # Q53751, 3.50%, 1/1/2048	121,376	128,805

Pool # G08812, 3.00%, 4/1/2048	14,345	15,076

Pool # G61866, 4.00%, 6/1/2048	33,293	36,619

Pool # G61607, 4.50%, 9/1/2048	159,178	177,215

Pool # G08842, 4.00%, 10/1/2048	20,475	21,902

Pool # G61885, 4.50%, 11/1/2048	41,242	44,706

Pool # G08862, 4.00%, 2/1/2049	33,304	35,655

Pool # Q61487, 4.00%, 2/1/2049	50,796	55,570

Pool # G08876, 3.50%, 5/1/2049	62,055	65,573

FHLMC UMBS, 15 Year

Pool # ZS5890, 4.00%, 7/1/2024	161,943	171,881

Pool # ZK2080, 4.00%, 1/1/2025	51,304	54,407

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Pool # ZA2587, 4.00%, 9/1/2025	13,784	14,624

Pool # ZK2723, 3.50%, 11/1/2025	24,992	26,677

Pool # ZK3540, 3.00%, 9/1/2026	106,402	112,633

Pool # ZS8460, 3.00%, 4/1/2027	26,206	27,804

Pool # SB0031, 3.50%, 10/1/2027	46,088	49,182

Pool # ZS7140, 2.00%, 1/1/2029	281,694	292,369

Pool # ZS7751, 3.00%, 1/1/2029	162,076	171,667

Pool # SB0071, 2.50%, 5/1/2030	40,584	42,602

Pool # ZS7331, 3.00%, 12/1/2030	35,298	37,550

Pool # ZK9070, 3.00%, 11/1/2032	935,924	994,970

Pool # ZS7938, 2.50%, 1/1/2033	95,108	100,536

Pool # SB0256, 4.00%, 11/1/2033	142,412	151,032

Pool # SB0077, 3.50%, 10/1/2034	79,827	85,449

Pool # QN1148, 2.50%, 12/1/2034	89,122	93,961

Pool # SB8031, 2.50%, 2/1/2035	210,716	220,625

Pool # SB0302, 3.00%, 4/1/2035	704,705	754,087

Pool # QN2407, 2.00%, 6/1/2035	174,839	181,033

Pool # SB8500, 2.50%, 7/1/2035	488,352	516,016

Pool # SB0424, 2.00%, 10/1/2035	1,273,603	1,322,091

Pool # RC1712, 1.50%, 12/1/2035	1,452,034	1,478,561

Pool # SB8090, 2.50%, 2/1/2036	1,450,647	1,520,060

Pool # QN6095, 2.00%, 5/1/2036	200,375	207,501

Pool # QN6718, 2.00%, 6/1/2036	350,312	362,724

Pool # QN7057, 2.00%, 7/1/2036	199,541	206,611

FHLMC UMBS, 20 Year

Pool # ZA2277, 3.00%, 9/1/2032	98,903	105,536

Pool # ZJ9491, 3.50%, 12/1/2032	23,792	25,486

Pool # ZS9164, 3.00%, 9/1/2033	577,878	616,544

Pool # SC0107, 3.50%, 11/1/2034	1,378,126	1,499,200

Pool # ZA2463, 3.50%, 6/1/2037	45,850	49,358

Pool # RB5026, 2.50%, 11/1/2039	53,773	56,045

Pool # QK0157, 2.50%, 1/1/2040	17,040	17,714

Pool # RB5032, 2.50%, 2/1/2040	43,666	45,392

Pool # RB5037, 2.50%, 3/1/2040	143,484	149,155

Pool # RB5043, 2.50%, 4/1/2040	103,446	107,570

Pool # RB5048, 2.50%, 5/1/2040	123,683	128,805

Pool # SC0131, 1.50%, 3/1/2041	244,543	244,280

Pool # SC0134, 1.50%, 3/1/2041	246,382	246,116

Pool # RB5117, 1.50%, 7/1/2041	694,079	695,481

FHLMC UMBS, 30 Year

Pool # ZI3765, 5.50%, 11/1/2035	42,263	48,615

Pool # ZS2546, 5.00%, 2/1/2039	24,115	27,626

Pool # ZJ0449, 4.00%, 9/1/2040	28,264	31,061

Pool # ZL3548, 3.50%, 8/1/2042	125,217	135,514

Pool # ZA4209, 3.00%, 4/1/2043	986,635	1,052,808

Pool # ZS3712, 3.50%, 4/1/2043	199,009	219,530

SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued

Pool # ZS4077, 3.50%, 1/1/2044	27,682	30,125

Pool # ZS4592, 4.00%, 11/1/2044	709,789	777,000

Pool # ZS4609, 3.00%, 4/1/2045	52,098	55,049

Pool # ZS9809, 4.50%, 9/1/2045	35,266	39,213

Pool # ZS9589, 4.50%, 12/1/2045	52,318	57,877

Pool # ZS9618, 3.50%, 3/1/2046	621,591	676,869

Pool # ZA4628, 4.00%, 3/1/2046	51,515	56,983

Pool # SD0073, 4.50%, 6/1/2046	76,890	85,496

Pool # ZM1621, 4.50%, 9/1/2046	128,795	143,214

Pool # SD0146, 3.00%, 11/1/2046	178,251	188,307

Pool # ZM2209, 3.50%, 12/1/2046	338,062	360,374

Pool # ZM3134, 3.50%, 5/1/2047	103,920	112,681

Pool # SD0388, 3.50%, 6/1/2047	618,062	676,946

Pool # ZS4729, 3.00%, 8/1/2047	407,525	430,563

Pool # ZM4635, 4.00%, 11/1/2047	612,919	662,333

Pool # SD0225, 3.00%, 12/1/2047	770,386	818,927

Pool # ZT0534, 3.50%, 12/1/2047	409,631	444,709

Pool # ZS4750, 3.00%, 1/1/2048	33,992	35,679

Pool # SD0343, 3.00%, 3/1/2048	1,021,600	1,107,648

Pool # SI2002, 4.00%, 3/1/2048	791,311	851,591

Pool # ZM6887, 3.00%, 5/1/2048	69,223	72,452

Pool # ZM7669, 3.50%, 8/1/2048	94,780	102,703

Pool # ZN4476, 3.50%, 12/1/2048	413,468	438,442

Pool # ZA6286, 4.00%, 2/1/2049	205,033	222,145

Pool # ZT1776, 3.50%, 3/1/2049	37,327	39,435

Pool # ZN5087, 4.00%, 4/1/2049	183,155	198,161

Pool # ZT1864, 4.00%, 4/1/2049	5,378	5,756

Pool # ZT1951, 3.50%, 5/1/2049	12,374	13,073

Pool # ZT1952, 4.00%, 5/1/2049	85,530	91,479

Pool # QA4907, 3.00%, 6/1/2049	185,311	194,961

Pool # ZT2086, 3.50%, 6/1/2049	69,620	73,558

Pool # SD7502, 3.50%, 7/1/2049	185,123	198,856

Pool # SD8001, 3.50%, 7/1/2049	24,565	25,953

Pool # SD7501, 4.00%, 7/1/2049	113,251	124,533

Pool # QA1997, 3.00%, 8/1/2049	26,539	27,782

Pool # RA1202, 3.50%, 8/1/2049	625,359	670,417

Pool # SD8005, 3.50%, 8/1/2049	87,318	92,247

Pool # SD8006, 4.00%, 8/1/2049	58,414	62,481

Pool # SD8023, 2.50%, 11/1/2049	11,924	12,395

Pool # QA4509, 3.00%, 11/1/2049	554,385	581,697

Pool # SD8025, 3.50%, 11/1/2049	253,092	267,392

Pool # SD8029, 2.50%, 12/1/2049	221,265	230,010

Pool # RA1878, 3.50%, 12/1/2049	205,369	216,959

Pool # SD8037, 2.50%, 1/1/2050	582,949	605,989

Pool # QA7416, 3.00%, 2/1/2050	526,569	552,116

Pool # QA7554, 3.00%, 2/1/2050	2,118,417	2,263,026

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Pool # RA2116, 3.00%, 2/1/2050	802,812	852,588

Pool # SD0303, 2.50%, 4/1/2050	913,058	951,976

Pool # QA9653, 3.50%, 5/1/2050	199,802	211,077

Pool # SD8080, 2.00%, 6/1/2050	76,653	77,749

Pool # QB1691, 2.00%, 7/1/2050	1,017,968	1,032,523

Pool # SD8089, 2.50%, 7/1/2050	2,278,399	2,368,450

Pool # SD8083, 2.50%, 8/1/2050	1,673,276	1,739,410

Pool # RA3727, 2.00%, 10/1/2050	2,450,955	2,490,075

Pool # SD8104, 1.50%, 11/1/2050	1,416,002	1,392,542

Pool # RA4197, 2.50%, 12/1/2050	719,297	747,727

Pool # RA4349, 2.50%, 1/1/2051	469,873	488,445

Pool # QB8583, 1.50%, 2/1/2051	1,369,035	1,346,325

Pool # RA4530, 2.50%, 2/1/2051	589,357	621,967

Pool # SD8129, 2.50%, 2/1/2051	916,017	952,222

Pool # SD8140, 2.00%, 4/1/2051	468,957	475,662

Pool # SD8142, 3.00%, 4/1/2051	1,552,139	1,628,034

Pool # SD8145, 1.50%, 5/1/2051	1,180,156	1,160,579

Pool # QC2565, 2.00%, 6/1/2051	1,970,399	1,998,571

Pool # QC3259, 2.00%, 6/1/2051	1,758,941	1,802,037

Pool # SD8155, 2.00%, 7/1/2051	1,490,356	1,511,665

Pool # SD8156, 2.50%, 7/1/2051	743,226	772,601

Pool # SD8163, 3.50%, 8/1/2051	200,273	211,858

Pool # SD8168, 3.00%, 9/1/2051	300,000	314,370

FNMA UMBS, 15 Year

Pool # AC8711, 4.00%, 12/1/2024	276,518	293,427

Pool # AC7007, 4.50%, 1/1/2025	29,482	31,228

Pool # AL9580, 4.00%, 3/1/2025	20,920	22,185

Pool # 932724, 4.00%, 4/1/2025	10,103	10,725

Pool # AE0971, 4.00%, 5/1/2025	42,165	44,714

Pool # AE0939, 3.50%, 2/1/2026	55,382	59,096

Pool # FM2968, 4.00%, 5/1/2026	16,745	17,781

Pool # AJ6632, 3.00%, 11/1/2026	65,137	68,948

Pool # AJ9357, 3.50%, 1/1/2027	136,842	146,175

Pool # AK4047, 3.00%, 2/1/2027	26,450	28,053

Pool # AL4586, 4.00%, 2/1/2027	58,913	62,662

Pool # AO0527, 3.00%, 5/1/2027	37,036	39,324

Pool # AO4400, 2.50%, 7/1/2027	79,114	83,011

Pool # AB5823, 3.50%, 8/1/2027	114,651	122,936

Pool # AL8138, 4.00%, 9/1/2027	34,599	36,800

Pool # AB6811, 2.50%, 10/1/2027	19,261	20,230

Pool # AQ9442, 2.00%, 12/1/2027	39,385	40,891

Pool # AB8447, 2.50%, 2/1/2028	33,152	34,820

Pool # AR4180, 2.50%, 2/1/2028	18,238	19,192

Pool # AL3802, 3.00%, 2/1/2028	104,061	110,313

Pool # AB8787, 2.00%, 3/1/2028	109,856	114,064

Pool # AP6059, 2.00%, 6/1/2028	13,372	13,883

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	147

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued

Pool # BM5381, 3.00%, 6/1/2028	110,767	117,564

Pool # BM1892, 2.50%, 9/1/2028	34,551	36,281

Pool # AS0761, 3.00%, 10/1/2028	41,586	44,123

Pool # AU6961, 3.00%, 10/1/2028	79,063	83,879

Pool # AL6132, 4.50%, 3/1/2029	13,308	13,982

Pool # FM1105, 2.50%, 6/1/2029	68,831	72,234

Pool # AS3345, 2.00%, 7/1/2029	16,073	16,674

Pool # MA2061, 3.00%, 10/1/2029	93,832	99,578

Pool # FM1465, 3.00%, 5/1/2030	177,424	188,227

Pool # 890666, 2.00%, 6/1/2030	38,633	40,078

Pool # MA2684, 3.00%, 7/1/2031	165,302	175,410

Pool # AL9418, 3.50%, 8/1/2031	57,873	62,552

Pool # BD5647, 2.00%, 11/1/2031	22,214	23,065

Pool # 890776, 3.50%, 11/1/2031	41,016	43,837

Pool # BM5490, 3.50%, 11/1/2031	28,546	30,574

Pool # BM4993, 3.50%, 3/1/2032	64,573	69,239

Pool # BM4741, 3.00%, 4/1/2032	19,375	20,537

Pool # FM1645, 3.00%, 4/1/2032	213,853	227,427

Pool # MA3124, 2.50%, 9/1/2032	55,045	57,759

Pool # FM3099, 3.50%, 9/1/2032	80,685	86,108

Pool # CA0775, 2.50%, 11/1/2032	39,756	41,707

Pool # MA3188, 3.00%, 11/1/2032	29,877	31,660

Pool # BH7081, 2.50%, 12/1/2032	65,247	68,494

Pool # BH8720, 3.50%, 12/1/2032	49,239	53,050

Pool # FM1161, 2.50%, 1/1/2033	60,137	63,217

Pool # FM1691, 2.50%, 1/1/2033	23,721	24,887

Pool # FM2549, 2.50%, 1/1/2033	124,156	130,529

Pool # CA9078, 3.00%, 9/1/2033	832,473	882,001

Pool # FM1123, 4.00%, 9/1/2033	189,624	203,221

Pool # FM2153, 4.00%, 11/1/2033	290,221	307,989

Pool # MA3547, 3.00%, 12/1/2033	10,340	10,920

Pool # BD9105, 4.00%, 1/1/2034	42,083	44,847

Pool # BM5306, 4.00%, 1/1/2034	8,618	9,249

Pool # FM1733, 3.50%, 5/1/2034	912,155	983,216

Pool # FM1842, 3.50%, 6/1/2034	247,832	265,360

Pool # FM6946, 3.00%, 7/1/2034	611,123	647,834

Pool # BO1822, 3.50%, 7/1/2034	102,214	109,495

Pool # MA3764, 2.50%, 9/1/2034	13,741	14,381

Pool # MA3910, 2.00%, 1/1/2035	37,223	38,542

Pool # FM3569, 3.00%, 1/1/2035	182,570	194,134

Pool # FM2708, 3.00%, 3/1/2035	100,408	106,660

Pool # MA4075, Class 177, 2.50%, 7/1/2035	574,773	600,977

Pool # FM4035, 2.50%, 8/1/2035	95,570	100,061

Pool # MA4123, 2.00%, 9/1/2035	169,852	175,870

Pool # CA7497, 2.50%, 10/1/2035	1,672,896	1,764,305

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Pool # FM5396, 2.00%, 12/1/2035	965,495	1,002,905

Pool # BR3349, 1.50%, 1/1/2036	1,731,914	1,767,633

Pool # BR1309, 2.00%, 1/1/2036	952,717	986,471

Pool # FM5537, 2.00%, 1/1/2036	961,538	995,605

Pool # FM5797, 2.00%, 1/1/2036	985,051	1,019,952

Pool # FM5367, 1.50%, 2/1/2036	1,902,581	1,934,114

Pool # MA4261, 2.00%, 2/1/2036	952,295	986,035

Pool # CB0305, 1.50%, 5/1/2036	1,071,115	1,089,693

Pool # FM7843, 1.50%, 6/1/2036	394,732	401,710

Pool # BP3507, 2.00%, 6/1/2036	399,722	413,884

Pool # FM8292, 2.00%, 7/1/2036	350,226	362,898

Pool # MA4430, 1.00%, 8/1/2036	198,841	197,287

Pool # MA4417, 1.50%, 9/1/2036	400,000	406,578

Pool # MA4441, 1.50%, 9/1/2036	300,000	304,934

Pool # MA4418, 2.00%, 9/1/2036	200,000	207,086

FNMA UMBS, 20 Year

Pool # AE6799, 4.50%, 11/1/2030	3,026	3,301

Pool # MA0885, 3.50%, 10/1/2031	41,733	44,351

Pool # AB4853, 3.00%, 4/1/2032	42,093	44,905

Pool # MA1058, 3.00%, 5/1/2032	17,586	18,765

Pool # MA1165, 3.00%, 9/1/2032	98,197	104,477

Pool # MA2079, 4.00%, 11/1/2034	20,462	22,361

Pool # AL7654, 3.00%, 9/1/2035	82,272	87,676

Pool # MA2472, 3.00%, 12/1/2035	16,871	17,812

Pool # FM1133, 4.00%, 6/1/2036	41,456	44,975

Pool # MA2996, 3.50%, 5/1/2037	760,844	819,467

Pool # MA3099, 4.00%, 8/1/2037	128,557	139,455

Pool # BM5330, 2.50%, 12/1/2037	54,607	56,765

Pool # FM3204, 4.00%, 10/1/2038	50,233	55,127

Pool # MA4072, 2.50%, 7/1/2040	209,499	217,839

Pool # MA4128, 2.00%, 9/1/2040	1,997,443	2,046,850

Pool # MA4204, 2.00%, 12/1/2040	1,054,285	1,073,231

Pool # CA9019, 2.00%, 2/1/2041	450,950	462,121

Pool # MA4310, 1.50%, 4/1/2041	880,695	877,307

Pool # MA4422, 2.00%, 9/1/2041	450,000	461,150

Pool # MA4446, 2.00%, 9/1/2041	450,000	461,150

FNMA UMBS, 30 Year

Pool # 254447, 6.00%, 9/1/2032	29,602	35,164

Pool # 711215, 5.50%, 6/1/2033	23,339	26,295

Pool # AA1005, 5.00%, 12/1/2033	17,136	19,542

Pool # 725232, 5.00%, 3/1/2034	13,959	15,894

Pool # 725228, 6.00%, 3/1/2034	72,417	84,092

Pool # 790003, 6.00%, 8/1/2034	17,546	20,493

Pool # 735503, 6.00%, 4/1/2035	50,679	58,548

Pool # 190360, 5.00%, 8/1/2035	37,940	43,240

Pool # 904601, 6.00%, 11/1/2036	49,343	58,607

SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued

Pool # 888538, 5.50%, 1/1/2037	27,507	31,911

Pool # AB0284, 6.00%, 2/1/2037	57,097	67,826

Pool # AL2627, 5.00%, 7/1/2037	25,411	28,933

Pool # 956965, 6.50%, 12/1/2037	19,174	21,932

Pool # BH7907, 6.50%, 12/1/2037	25,833	30,717

Pool # 961793, 5.00%, 3/1/2038	100,492	114,791

Pool # 985661, 5.50%, 6/1/2038	14,056	15,926

Pool # AU7519, 3.50%, 9/1/2038	47,721	50,715

Pool # AA7402, 4.50%, 6/1/2039	146,089	163,398

Pool # AC2638, 5.00%, 10/1/2039	192,828	220,910

Pool # AL0100, 6.00%, 10/1/2039	69,455	81,389

Pool # AC4886, 5.00%, 11/1/2039	36,953	41,280

Pool # 190399, 5.50%, 11/1/2039	110,853	130,626

Pool # AB1143, 4.50%, 6/1/2040	118,360	134,144

Pool # AD6938, 4.50%, 6/1/2040	149,425	167,515

Pool # AD5479, 5.00%, 6/1/2040	36,782	41,702

Pool # AB1259, 5.00%, 7/1/2040	44,644	50,468

Pool # AB1292, 5.00%, 8/1/2040	14,717	16,282

Pool # AL5437, 5.00%, 8/1/2040	130,450	148,929

Pool # AB1421, 5.00%, 9/1/2040	55,471	63,550

Pool # AE4142, 5.00%, 9/1/2040	33,292	37,779

Pool # AE3857, 5.00%, 10/1/2040	893,026	1,010,052

Pool # AE8289, 4.00%, 12/1/2040	130,539	143,693

Pool # MA0622, 3.50%, 1/1/2041	40,027	43,574

Pool # AH2312, 5.00%, 1/1/2041	119,281	136,473

Pool # AE0828, 3.50%, 2/1/2041	24,228	26,286

Pool # AH3804, 4.00%, 2/1/2041	25,618	28,157

Pool # MA0639, 4.00%, 2/1/2041	45,502	50,012

Pool # AB2676, 3.50%, 4/1/2041	130,628	142,223

Pool # AL0241, 4.00%, 4/1/2041	75,258	82,848

Pool # AI1887, 4.50%, 5/1/2041	305,700	342,666

Pool # BM3118, 6.00%, 7/1/2041	108,520	128,634

Pool # AJ2293, 4.00%, 9/1/2041	30,577	33,838

Pool # AL0933, 5.00%, 10/1/2041	115,428	131,220

Pool # AW8154, 3.50%, 1/1/2042	27,663	30,109

Pool # AX5318, 4.50%, 1/1/2042	93,399	104,620

Pool # BD4480, 4.50%, 1/1/2042	376,886	422,938

Pool # AL1998, 4.00%, 3/1/2042	127,964	141,565

Pool # AO4134, 3.50%, 6/1/2042	16,630	18,107

Pool # AO8694, 4.50%, 7/1/2042	37,348	40,929

Pool # AP4258, 3.00%, 8/1/2042	107,150	113,765

Pool # AB6632, 3.50%, 10/1/2042	154,529	167,298

Pool # AB6633, 3.50%, 10/1/2042	31,566	34,271

Pool # AL3344, 4.50%, 10/1/2042	175,674	197,320

Pool # AB6828, 3.50%, 11/1/2042	149,364	162,623

Pool # AL3182, 3.50%, 12/1/2042	24,766	27,296

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Pool # AQ9316, 2.50%, 1/1/2043	69,162	72,519

Pool # AB7580, 3.00%, 1/1/2043	163,343	174,273

Pool # AQ1104, 3.00%, 1/1/2043	41,523	44,425

Pool # AR0168, 3.00%, 2/1/2043	70,003	75,064

Pool # AB7964, 3.50%, 2/1/2043	91,363	100,742

Pool # AR2271, 3.50%, 2/1/2043	442,675	478,946

Pool # BM4751, 3.50%, 3/1/2043	42,509	46,109

Pool # AB8742, 4.00%, 3/1/2043	19,748	22,218

Pool # AR6770, 4.00%, 3/1/2043	21,068	23,313

Pool # AT2015, 3.00%, 4/1/2043	44,516	47,495

Pool # AT2016, 3.00%, 4/1/2043	676,718	724,278

Pool # AB9194, 3.50%, 5/1/2043	155,194	168,961

Pool # FM4462, 3.50%, 5/1/2043	1,388,114	1,505,940

Pool # AU1629, 3.00%, 7/1/2043	105,465	112,838

Pool # BM3785, 3.50%, 7/1/2043	164,992	179,466

Pool # AS0241, 4.00%, 8/1/2043	1,045,162	1,152,340

Pool # BM3704, 3.00%, 9/1/2043	46,169	49,226

Pool # AT2612, 3.50%, 9/1/2043	111,611	121,666

Pool # AU4256, 3.50%, 9/1/2043	45,956	50,001

Pool # AU4283, 3.50%, 9/1/2043	25,328	27,575

Pool # AL4062, 4.00%, 9/1/2043	35,142	39,209

Pool # BM4635, 2.50%, 10/1/2043	198,572	208,190

Pool # AS1121, 4.00%, 11/1/2043	42,617	46,678

Pool # AV0022, 4.00%, 11/1/2043	604,610	662,329

Pool # AL7696, 3.00%, 12/1/2043	73,566	78,422

Pool # AV6103, 4.00%, 1/1/2044	244,040	268,639

Pool # BC1737, 4.00%, 1/1/2044	108,192	119,097

Pool # BM5365, 4.00%, 3/1/2044	92,099	101,244

Pool # FM1744, 3.50%, 5/1/2044	41,379	45,567

Pool # AS2700, 4.00%, 6/1/2044	54,548	60,162

Pool # AW6233, 4.50%, 6/1/2044	2,369,412	2,661,817

Pool # AS2947, 4.00%, 7/1/2044	52,571	57,860

Pool # AL9072, 5.00%, 7/1/2044	96,918	111,969

Pool # AL9569, 5.00%, 8/1/2044	154,485	176,471

Pool # AX0152, 4.50%, 9/1/2044	37,325	41,481

Pool # BM4620, 3.00%, 10/1/2044	118,617	126,954

Pool # AS3710, 4.00%, 11/1/2044	38,162	42,199

Pool # AS3867, 4.00%, 11/1/2044	14,166	15,567

Pool # FM1746, 3.50%, 1/1/2045	128,961	141,569

Pool # FM0015, 4.00%, 2/1/2045	130,018	144,897

Pool # MA2193, 4.50%, 2/1/2045	20,968	22,992

Pool # FM3414, 4.00%, 3/1/2045	865,116	950,221

Pool # BM3398, 3.50%, 4/1/2045	18,532	20,171

Pool # BM5471, 3.50%, 6/1/2045	403,839	439,315

Pool # AS5570, 3.50%, 8/1/2045	45,408	48,512

Pool # CA2709, 4.00%, 9/1/2045	1,461,910	1,607,638

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	149

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued

Pool # AS5851, 4.50%, 9/1/2045	18,118	19,865

Pool # AS6184, 3.50%, 11/1/2045	175,740	193,454

Pool # BA0315, 3.50%, 11/1/2045	447,944	486,474

Pool # FM1869, 4.00%, 11/1/2045	92,268	100,535

Pool # BM4833, 3.00%, 12/1/2045	743,308	784,700

Pool # FM1708, 3.00%, 12/1/2045	50,872	54,512

Pool # BC0066, 3.50%, 12/1/2045	39,181	42,289

Pool # FM3413, 4.00%, 1/1/2046	111,499	123,638

Pool # MA2512, 4.00%, 1/1/2046	23,344	25,544

Pool # FM2323, 4.00%, 2/1/2046	55,006	60,448

Pool # AL9128, 4.50%, 2/1/2046	27,839	30,968

Pool # AS6811, 3.00%, 3/1/2046	42,220	44,634

Pool # BM4834, 3.00%, 3/1/2046	36,641	39,448

Pool # FM1782, 4.00%, 3/1/2046	17,020	18,795

Pool # FM2195, 4.00%, 3/1/2046	42,159	46,256

Pool # AS7003, 3.00%, 4/1/2046	55,522	58,660

Pool # FM1224, 3.50%, 4/1/2046	136,280	146,722

Pool # AL8936, 4.50%, 5/1/2046	21,916	24,310

Pool # AS7198, 4.50%, 5/1/2046	147,501	161,864

Pool # BD0166, 2.50%, 6/1/2046	138,386	144,343

Pool # BM5168, 2.50%, 6/1/2046	31,124	32,634

Pool # AS7343, 3.00%, 6/1/2046	167,634	177,156

Pool # BC6105, 3.50%, 6/1/2046	1,199,533	1,289,590

Pool # AS7510, 4.00%, 7/1/2046	799,870	867,680

Pool # FM1780, 4.00%, 7/1/2046	885,917	976,559

Pool # AS7660, 2.50%, 8/1/2046	306,568	319,876

Pool # MA2730, 2.50%, 8/1/2046	47,834	49,735

Pool # BD7968, 3.50%, 9/1/2046	465,432	508,699

Pool # FM3810, 3.00%, 10/1/2046	135,360	145,048

Pool # AL9385, 3.00%, 11/1/2046	69,199	73,903

Pool # MA2806, 3.00%, 11/1/2046	217,409	228,793

Pool # BM3288, 3.50%, 12/1/2046	30,135	32,627

Pool # FM2321, 3.50%, 12/1/2046	118,772	127,317

Pool # BM4990, 2.50%, 1/1/2047	14,937	15,659

Pool # FM2807, 3.00%, 1/1/2047	105,608	113,653

Pool # 890856, 3.50%, 1/1/2047	164,594	179,107

Pool # FM3374, 3.50%, 1/1/2047	209,816	226,984

Pool # FM0041, 3.00%, 2/1/2047	764,921	819,063

Pool # BM5955, 4.00%, 2/1/2047	52,667	58,185

Pool # BM5270, 4.50%, 2/1/2047	23,025	25,681

Pool # BM4350, 3.00%, 3/1/2047	1,019,122	1,099,564

Pool # MA2920, 3.00%, 3/1/2047	10,414	11,028

Pool # FM3107, 3.50%, 3/1/2047	374,826	401,745

Pool # AS9313, 4.00%, 3/1/2047	23,934	26,219

Pool # FM4735, 3.00%, 4/1/2047	197,435	212,293

Pool # FM6073, 4.00%, 4/1/2047	1,721,833	1,895,215

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Pool # AS9480, 4.50%, 4/1/2047	48,623	53,505

Pool # BM5220, 3.50%, 5/1/2047	39,065	41,547

Pool # FM1772, 4.50%, 5/1/2047	23,050	25,707

Pool # AS9937, 3.00%, 7/1/2047	773,345	819,101

Pool # AS9946, 3.50%, 7/1/2047	58,931	63,762

Pool # BM1568, 3.50%, 7/1/2047	89,011	98,295

Pool # AS9988, 4.50%, 7/1/2047	29,617	32,258

Pool # BH7375, 3.50%, 8/1/2047	68,988	73,475

Pool # CA0148, 4.50%, 8/1/2047	24,320	26,423

Pool # CA0850, 3.00%, 9/1/2047	50,484	53,040

Pool # BH9317, 3.50%, 9/1/2047	133,521	143,341

Pool # MA3147, 3.00%, 10/1/2047	56,850	59,825

Pool # BH9394, 3.50%, 10/1/2047	224,734	244,682

Pool # BM2003, 4.00%, 10/1/2047	249,066	268,981

Pool # BH9392, 3.50%, 11/1/2047	20,917	22,178

Pool # CA0681, 3.50%, 11/1/2047	295,648	325,749

Pool # FM0028, 3.00%, 12/1/2047	60,923	65,255

Pool # MA3209, 3.00%, 12/1/2047	390,178	409,724

Pool # FM1420, 3.50%, 12/1/2047	293,158	318,658

Pool # CA4015, 3.00%, 1/1/2048	12,778	13,455

Pool # BJ6154, 3.50%, 1/1/2048	880,148	940,948

Pool # MA3238, 3.50%, 1/1/2048	73,957	78,648

Pool # BJ5910, 3.50%, 2/1/2048	260,065	287,556

Pool # MA3305, 3.50%, 3/1/2048	314,681	334,267

Pool # FM3494, 2.50%, 4/1/2048	15,167	15,814

Pool # BM3899, 4.00%, 4/1/2048	464,192	504,452

Pool # CA2687, 3.00%, 5/1/2048	27,994	29,931

Pool # FM2177, 3.50%, 5/1/2048	287,941	311,641

Pool # BM4054, 4.00%, 5/1/2048	140,305	153,362

Pool # MA3425, 3.00%, 6/1/2048	49,208	51,627

Pool # BM4757, 3.50%, 7/1/2048	56,649	60,761

Pool # FM3438, 3.00%, 8/1/2048	898,852	957,325

Pool # BM2007, 4.00%, 9/1/2048	7,278	7,796

Pool # CA2368, 4.00%, 9/1/2048	47,009	51,157

Pool # MA3472, 5.00%, 9/1/2048	17,656	19,383

Pool # CA4655, 3.50%, 10/1/2048	125,212	135,771

Pool # MA3495, 4.00%, 10/1/2048	49,852	53,407

Pool # CA2432, 4.50%, 10/1/2048	81,915	90,441

Pool # FM1248, 4.50%, 11/1/2048	31,086	33,755

Pool # FM2275, 4.50%, 11/1/2048	42,866	47,115

Pool # CA2797, 4.50%, 12/1/2048	933,384	1,039,661

Pool # FM0030, 3.00%, 2/1/2049	69,843	73,647

Pool # FM6237, 3.50%, 4/1/2049	747,539	810,798

Pool # MA3637, 3.50%, 4/1/2049	30,052	31,779

Pool # MA3638, 4.00%, 4/1/2049	28,830	30,882

Pool # BN5418, 4.50%, 4/1/2049	32,059	35,525

SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued

Pool # MA3664, 4.00%, 5/1/2049	15,639	16,746

Pool # FM4074, 4.50%, 5/1/2049	449,093	492,285

Pool # CA4358, 3.50%, 7/1/2049	23,369	24,705

Pool # FM1672, 4.50%, 7/1/2049	977,211	1,095,294

Pool # MA3745, 3.50%, 8/1/2049	140,786	148,731

Pool # MA3746, 4.00%, 8/1/2049	23,507	25,180

Pool # FM1385, 5.00%, 8/1/2049	566,793	642,450

Pool # BO4012, 3.00%, 9/1/2049	137,343	148,329

Pool # FM1449, 3.50%, 9/1/2049	220,696	233,362

Pool # FM4430, 3.50%, 9/1/2049	870,777	929,861

Pool # MA3775, 3.50%, 9/1/2049	14,013	14,814

Pool # FM3572, 4.50%, 9/1/2049	122,477	134,917

Pool # MA3803, 3.50%, 10/1/2049	69,855	73,797

Pool # MA3833, 2.50%, 11/1/2049	181,245	188,409

Pool # BK0350, 3.00%, 11/1/2049	1,383,771	1,465,253

Pool # MA3870, 2.50%, 12/1/2049	274,243	285,082

Pool # FM2095, 3.00%, 1/1/2050	852,030	896,140

Pool # FM2363, 3.00%, 1/1/2050	2,641,670	2,831,300

Pool # MA3905, 3.00%, 1/1/2050	1,357,972	1,420,591

Pool # CA5021, 3.50%, 1/1/2050	65,104	68,825

Pool # FM5922, 3.50%, 1/1/2050	486,681	516,095

Pool # MA3906, 3.50%, 1/1/2050	66,832	70,664

Pool # CA5135, 2.50%, 2/1/2050	161,136	169,629

Pool # MA3936, 2.50%, 2/1/2050	204,953	213,053

Pool # FM2733, 2.50%, 3/1/2050	132,824	138,352

Pool # FM4883, 2.50%, 3/1/2050	2,280,768	2,406,283

Pool # FM4372, 3.50%, 3/1/2050	927,032	988,131

Pool # BP2403, 3.50%, 4/1/2050	498,397	529,396

Pool # BP5001, 2.50%, 5/1/2050	789,673	820,884

Pool # FM3257, 3.00%, 5/1/2050	324,935	349,907

Pool # BK2753, 2.50%, 7/1/2050	1,278,743	1,329,285

Pool # MA4078, 2.50%, 7/1/2050	483,838	502,962

Pool # BP6626, 2.00%, 8/1/2050	2,777,645	2,817,360

Pool # MA4100, 2.00%, 8/1/2050	1,363,987	1,383,489

Pool # BP9500, 2.50%, 8/1/2050	115,914	120,496

Pool # BQ0723, 3.50%, 8/1/2050	1,490,078	1,577,575

Pool # FM5750, 4.00%, 8/1/2050	620,841	663,552

Pool # MA4119, 2.00%, 9/1/2050	182,257	184,863

Pool # BK3044, 2.50%, 9/1/2050	1,010,081	1,050,004

Pool # BP6702, 2.50%, 9/1/2050	683,448	712,604

Pool # FM8260, 4.00%, 9/1/2050	800,122	879,765

Pool # MA4158, 2.00%, 10/1/2050	2,102,172	2,132,228

Pool # MA4159, 2.50%, 10/1/2050	777,619	808,353

Pool # MA4182, 2.00%, 11/1/2050	2,195,614	2,227,007

Pool # CA7603, 2.50%, 11/1/2050	446,215	463,851

Pool # MA4183, 2.50%, 11/1/2050	3,537,944	3,677,778

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Pool # CA8222, 1.50%, 12/1/2050	1,683,286	1,655,387

Pool # MA4209, 1.50%, 12/1/2050	1,461,204	1,437,035

Pool # BQ5160, 2.00%, 12/1/2050	3,050,499	3,104,371

Pool # FM5849, 2.00%, 12/1/2050	981,591	999,328

Pool # MA4208, 2.00%, 12/1/2050	563,010	571,060

Pool # BR2807, 2.50%, 12/1/2050	1,588,426	1,651,279

Pool # MA4210, 2.50%, 12/1/2050	1,968,069	2,045,855

Pool # FM5597, 2.00%, 1/1/2051	244,023	248,481

Pool # FM6241, 2.00%, 1/1/2051	4,454,339	4,518,027

Pool # FM5854, 2.50%, 1/1/2051	246,318	256,963

Pool # MA4254, 1.50%, 2/1/2051	387,212	380,799

Pool # CA9190, 2.00%, 2/1/2051	980,149	994,752

Pool # FM6037, 2.00%, 2/1/2051	2,018,565	2,068,128

Pool # FM6126, 2.00%, 2/1/2051	243,735	247,758

Pool # MA4255, 2.00%, 2/1/2051	5,584,314	5,664,157

Pool # BR3515, 2.50%, 2/1/2051	200,384	209,560

Pool # FM6244, 2.00%, 3/1/2051	966,177	981,366

Pool # FM6523, 2.50%, 3/1/2051	391,033	406,516

Pool # FM6764, 2.50%, 3/1/2051	1,067,538	1,117,631

Pool # FM6537, 2.00%, 4/1/2051	4,455,305	4,547,210

Pool # MA4306, 2.50%, 4/1/2051	311,602	323,918

Pool # FM7099, 3.00%, 4/1/2051	1,467,319	1,575,866

Pool # MA4325, 2.00%, 5/1/2051	2,654,559	2,692,513

Pool # FM7066, 2.50%, 5/1/2051	1,064,709	1,123,980

Pool # MA4355, 2.00%, 6/1/2051	494,291	501,359

Pool # CB0727, 2.50%, 6/1/2051	1,691,648	1,762,904

Pool # FM7418, 2.50%, 6/1/2051	1,073,298	1,121,759

Pool # FM8194, 2.00%, 7/1/2051	397,537	405,430

Pool # MA4378, 2.00%, 7/1/2051	2,384,162	2,418,250

Pool # MA4379, 2.50%, 7/1/2051	743,246	772,622

Pool # MA4380, 3.00%, 7/1/2051	298,123	312,769

Pool # FM8278, 3.50%, 7/1/2051	590,516	630,266

Pool # MA4398, 2.00%, 8/1/2051	299,038	303,314

Pool # BR2237, 2.50%, 8/1/2051	600,000	623,714

Pool # MA4399, 2.50%, 8/1/2051	1,693,093	1,760,010

Pool # MA4401, 3.50%, 8/1/2051	199,719	212,061

Pool # MA4414, 2.50%, 9/1/2051	600,000	623,714

Pool # MA4438, 2.50%, 9/1/2051	600,000	623,714

FNMA/FHLMC UMBS, Single Family, 30 Year

TBA, 2.00%, 9/25/2051 (a)	400,000	405,485

TBA, 3.00%, 9/25/2051 (a)	3,000,000	3,138,164

Freddie Mac Pool, 15 Year

Pool # ZS7888, 2.50%, 10/1/2032	400,168	421,001

Pool # SB8111, 2.00%, 7/1/2036	400,349	414,534

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	151

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued

GNMA I, 30 Year

Pool # 704155, 5.50%, 1/15/2039	23,491	27,451

Pool # 726769, 5.00%, 9/15/2039	17,850	20,009

Pool # 721340, 5.00%, 12/15/2039	49,599	55,628

Pool # 754439, 3.50%, 12/15/2041	138,601	148,944

Pool # 711674, 3.00%, 9/15/2042	50,428	54,778

Pool # 783748, 3.50%, 4/15/2043	81,682	87,800

Pool # 784660, 4.00%, 4/15/2043	7,817	8,647

Pool # AC2224, 3.50%, 6/15/2043	62,196	66,877

Pool # 785088, 3.50%, 7/15/2043	69,599	76,410

Pool # AJ4151, 4.00%, 9/15/2044	303,717	339,846

Pool # AL9314, 3.00%, 3/15/2045	55,281	58,275

Pool # 784664, 4.00%, 4/15/2045	30,208	33,543

Pool # AO0544, 3.00%, 8/15/2045	32,490	34,225

Pool # 627030, 3.00%, 12/15/2045	24,487	26,599

Pool # 784429, 3.00%, 8/15/2046	104,336	110,183

Pool # 784652, 4.00%, 11/15/2047	667,276	739,356

Pool # 784766, 3.50%, 3/15/2048	860,068	927,729

GNMA II, 15 Year

Pool # MA0513, 2.50%, 11/20/2027	92,585	95,896

Pool # MA4625, 3.50%, 8/20/2032	32,279	34,572

Pool # MA6906, 2.50%, 10/20/2035	599,691	631,057

GNMA II, 30 Year

Pool # 711773, 3.50%, 6/20/2033	63,688	67,063

Pool # 3459, 5.50%, 10/20/2033	62,493	71,891

Pool # AQ5932, 3.50%, 1/20/2036	93,142	98,028

Pool # 4222, 6.00%, 8/20/2038	11,956	14,074

Pool # 709148, 4.50%, 2/20/2039	30,201	32,241

Pool # 4446, 4.50%, 5/20/2039	3,738	4,133

Pool # 4467, 4.00%, 6/20/2039	17,106	18,708

Pool # 4468, 4.50%, 6/20/2039	3,309	3,658

Pool # 4494, 4.00%, 7/20/2039	18,101	19,786

Pool # 4495, 4.50%, 7/20/2039	14,427	15,953

Pool # 4519, 4.50%, 8/20/2039	5,340	5,905

Pool # 4558, 4.50%, 10/20/2039	4,460	4,932

Pool # 4576, 4.00%, 11/20/2039	8,568	9,384

Pool # 4598, 4.50%, 12/20/2039	8,746	9,671

Pool # 4617, 4.50%, 1/20/2040	4,745	5,247

Pool # 4636, 4.50%, 2/20/2040	6,802	7,521

Pool # 4656, 4.00%, 3/20/2040	13,570	14,869

Pool # 4677, 4.00%, 4/20/2040	38,124	41,763

Pool # 4678, 4.50%, 4/20/2040	1,657	1,832

Pool # 4695, 4.00%, 5/20/2040	4,119	4,505

Pool # 4696, 4.50%, 5/20/2040	1,650	1,824

Pool # 4712, 4.00%, 6/20/2040	6,025	6,601

Pool # 4800, 4.00%, 9/20/2040	6,644	7,267

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Pool # 737727, 4.00%, 12/20/2040	53,394	58,611

Pool # 4945, 4.00%, 2/20/2041	14,228	15,587

Pool # 759342, 4.50%, 2/20/2041	573,443	638,514

Pool # 4950, 5.50%, 2/20/2041	25,730	30,221

Pool # 4976, 3.50%, 3/20/2041	14,844	15,913

Pool # 4977, 4.00%, 3/20/2041	25,959	28,439

Pool # 5016, 4.00%, 4/20/2041	10,280	11,263

Pool # 5054, 4.00%, 5/20/2041	15,731	17,234

Pool # 5114, 4.00%, 7/20/2041	2,048	2,240

Pool # 779497, 3.50%, 10/20/2041	11,915	12,691

Pool # 5233, 4.00%, 11/20/2041	2,506	2,746

Pool # 5258, 3.50%, 12/20/2041	150,422	162,979

Pool # 5259, 4.00%, 12/20/2041	9,589	10,507

Pool # 5279, 3.50%, 1/20/2042	28,053	30,273

Pool # 5330, 3.00%, 3/20/2042	17,344	18,439

Pool # 754406, 3.50%, 5/20/2042	63,344	68,020

Pool # MA0220, 3.50%, 7/20/2042	11,925	12,869

Pool # MA0318, 3.50%, 8/20/2042	167,763	181,825

Pool # 796468, 4.00%, 9/20/2042	27,237	29,266

Pool # AA6040, 3.00%, 1/20/2043	117,179	123,983

Pool # AD1584, 3.00%, 1/20/2043	161,278	170,482

Pool # AD2125, 3.50%, 1/20/2043	112,695	122,413

Pool # AA6054, 3.00%, 2/20/2043	237,159	254,977

Pool # AD1744, 3.00%, 2/20/2043	20,341	21,871

Pool # 783755, 3.00%, 4/20/2043	166,432	177,478

Pool # 783976, 3.50%, 4/20/2043	27,720	29,876

Pool # MA1012, 3.50%, 5/20/2043	141,570	152,724

Pool # MA1157, 3.50%, 7/20/2043	28,179	30,409

Pool # MA1284, 3.00%, 9/20/2043	22,309	23,770

Pool # 785065, 3.50%, 10/20/2043	307,441	329,870

Pool # MA1376, 4.00%, 10/20/2043	139,985	151,149

Pool # AI7106, 4.00%, 6/20/2044	51,059	54,322

Pool # 784026, 3.50%, 12/20/2044	206,062	236,624

Pool # MA2678, 3.50%, 3/20/2045	192,494	206,307

Pool # MA2679, 4.00%, 3/20/2045	62,491	68,355

Pool # MA2753, 3.00%, 4/20/2045	98,194	104,072

Pool # 626942, 3.00%, 5/20/2045	174,285	189,748

Pool # MA2825, 3.00%, 5/20/2045	249,366	264,292

Pool # MA2829, 5.00%, 5/20/2045	35,102	39,639

Pool # 784800, 3.00%, 6/20/2045	42,129	44,692

Pool # AM9881, 3.00%, 6/20/2045	26,383	27,983

Pool # MA3247, 5.00%, 11/20/2045	31,458	35,440

Pool # AO9442, 3.50%, 12/20/2045	24,774	26,781

Pool # 784119, 3.00%, 2/20/2046	211,866	225,175

Pool # MA3458, 5.50%, 2/20/2046	45,405	53,388

Pool # MA3520, 3.00%, 3/20/2046	594,059	629,569

SEE NOTES TO FINANCIAL STATEMENTS.

152	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued

Pool # MA3596, 3.00%, 4/20/2046	183,634	194,160

Pool # MA3735, 3.00%, 6/20/2046	406,721	429,340

Pool # AS5902, 3.50%, 6/20/2046	79,567	84,895

Pool # AT7138, 3.50%, 6/20/2046	398,106	425,718

Pool # MA3935, 2.50%, 9/20/2046	102,655	106,925

Pool # 784768, 3.00%, 9/20/2046	105,783	114,011

Pool # AT8215, 3.00%, 9/20/2046	29,300	31,307

Pool # MA4002, 2.50%, 10/20/2046	561,631	583,779

Pool # AW0199, 3.00%, 10/20/2046	96,346	101,461

Pool # MA4003, 3.00%, 10/20/2046	87,663	92,742

Pool # MA4068, 3.00%, 11/20/2046	17,265	18,216

Pool # MA4072, 5.00%, 11/20/2046	34,055	38,456

Pool # MA4125, 2.50%, 12/20/2046	513,096	534,884

Pool # MA4126, 3.00%, 12/20/2046	80,313	84,911

Pool # MA4127, 3.50%, 12/20/2046	39,191	41,845

Pool # MA4260, 2.50%, 2/20/2047	85,489	89,000

Pool # AZ3119, 3.50%, 3/20/2047	42,179	44,689

Pool # MA4323, 4.50%, 3/20/2047	323,049	347,994

Pool # AZ7084, 3.50%, 4/20/2047	290,115	305,601

Pool # 675725, 3.50%, 6/20/2047	5,344	5,672

Pool # MA4511, 4.00%, 6/20/2047	273,637	293,485

Pool # BA5041, 5.00%, 6/20/2047	130,279	142,177

Pool # MA4584, 2.50%, 7/20/2047	97,058	100,806

Pool # MA4718, 3.00%, 9/20/2047	11,312	11,930

Pool # MA4721, 4.50%, 9/20/2047	51,528	55,454

Pool # MA4836, 3.00%, 11/20/2047	554,971	584,731

Pool # BC2742, 3.50%, 11/20/2047	663,349	703,759

Pool # BD6940, 3.50%, 12/20/2047	378	402

Pool # MA4900, 3.50%, 12/20/2047	142,383	151,119

Pool # MA4962, 3.50%, 1/20/2048	368,945	392,022

Pool # MA5019, 3.50%, 2/20/2048	370,079	392,106

Pool # 784899, 4.00%, 2/20/2048	40,292	43,008

Pool # MA5077, 3.50%, 3/20/2048	55,088	58,512

Pool # MA5138, 4.50%, 4/20/2048	23,737	25,410

Pool # 785033, 3.50%, 5/20/2048	283,368	314,266

Pool # MA5194, 5.00%, 5/20/2048	150,197	162,150

Pool # MA5329, 3.50%, 7/20/2048	13,128	13,902

Pool # MA5468, 5.00%, 9/20/2048	11,848	12,766

Pool # MA5527, 3.50%, 10/20/2048	49,522	52,386

Pool # MA5595, 4.00%, 11/20/2048	62,957	66,818

Pool # BJ6759, 4.50%, 11/20/2048	544,491	590,916

Pool # MA5650, 3.50%, 12/20/2048	19,725	20,843

Pool # MA5651, 4.00%, 12/20/2048	298,465	317,396

Pool # MA5709, 3.50%, 1/20/2049	138,210	146,734

Pool # BI6473, 4.00%, 1/20/2049	1,437,570	1,553,867

Pool # BJ9901, 3.00%, 2/20/2049	58,151	63,326

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Pool # MA5930, 3.50%, 5/20/2049	19,285	20,308

Pool # MA5983, 2.50%, 6/20/2049	174,769	182,200

Pool # MA5985, 3.50%, 6/20/2049	76,989	81,071

Pool # MA5987, 4.50%, 6/20/2049	71,079	75,885

Pool # MA5988, 5.00%, 6/20/2049	14,835	15,977

Pool # MA6039, 3.50%, 7/20/2049	130,188	137,085

Pool # BM5450, 4.50%, 7/20/2049	103,188	112,920

Pool # MA6220, 4.00%, 10/20/2049	365,889	388,334

Pool # BR4627, 3.00%, 11/20/2049	590,692	634,204

Pool # 785067, 3.50%, 12/20/2049	600,278	634,481

Pool # MA6339, 3.50%, 12/20/2049	313,775	329,708

Pool # MA6409, 3.00%, 1/20/2050	171,840	179,771

Pool # MA6478, 5.00%, 2/20/2050	46,836	50,679

Pool # MA6542, 3.50%, 3/20/2050	456,813	480,009

Pool # MA6545, 5.00%, 3/20/2050	56,026	60,528

Pool # BV1348, 2.50%, 6/20/2050	121,961	124,385

Pool # MA6709, 2.50%, 6/20/2050	1,054,160	1,093,655

Pool # MA6818, 2.00%, 8/20/2050	1,770,284	1,808,046

Pool # BY8818, 2.00%, 10/20/2050	642,463	656,327

Pool # 785401, 2.50%, 10/20/2050	885,871	923,509

Pool # MA6994, 2.00%, 11/20/2050	1,877,823	1,917,911

Pool # BY8832, 2.50%, 11/20/2050	626,127	649,758

Pool # MA7051, 2.00%, 12/20/2050	2,894,526	2,955,579

Pool # CA4485, 2.50%, 12/20/2050	805,724	835,232

Pool # MA7052, 2.50%, 12/20/2050	1,396,457	1,449,000

Pool # MA7055, 4.00%, 12/20/2050	455,667	482,487

Pool # MA7135, 2.00%, 1/20/2051	3,280,439	3,350,660

Pool # MA7254, 2.00%, 3/20/2051	1,390,124	1,419,972

Pool # MA7256, 3.00%, 3/20/2051	200,218	209,459

Pool # MA7311, 2.00%, 4/20/2051	3,238,505	3,308,208

Pool # 785449, 3.00%, 4/20/2051	1,348,700	1,434,975

Pool # MA7367, 2.50%, 5/20/2051	1,918,423	1,990,003

Pool # MA7368, 3.00%, 5/20/2051	650,085	680,796

Pool # MA7417, 2.00%, 6/20/2051	3,673,449	3,754,980

Pool # MA7418, 2.50%, 6/20/2051	2,038,064	2,115,364

Pool # MA7420, 3.50%, 6/20/2051	600,078	636,555

Pool # MA7471, 2.00%, 7/20/2051	1,395,739	1,425,478

Pool # MA7472, 2.50%, 7/20/2051	550,165	570,761

Pool # MA7473, 3.00%, 7/20/2051	649,604	679,847

Pool # MA7533, 2.00%, 8/20/2051 (a)	1,200,000	1,226,012

GNMA II, 30 Year, Single Family

TBA, 2.50%, 9/15/2051 (a)	5,600,000	5,807,375

TBA, 3.00%, 9/15/2051 (a)	1,800,000	1,881,773

Total Mortgage-Backed Securities (Cost $295,661,049)		296,323,382

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	153

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — 26.4%

Aerospace & Defense — 0.2%

Huntington Ingalls Industries, Inc.

3.84%, 5/1/2025	883,000	962,605

3.48%, 12/1/2027	536,000	584,894

4.20%, 5/1/2030	163,000	186,881

		1,734,380

Auto Components — 0.3%

Aptiv Corp. 4.15%, 3/15/2024	379,000	408,705

Aptiv plc

4.25%, 1/15/2026	44,000	49,519

4.40%, 10/1/2046	216,000	259,400

5.40%, 3/15/2049	100,000	139,479

Lear Corp.

3.80%, 9/15/2027	465,000	517,470

4.25%, 5/15/2029	168,000	190,577

5.25%, 5/15/2049 (b)	1,207,000	1,537,327

		3,102,477

Automobiles — 0.1%

Stellantis NV 5.25%, 4/15/2023	719,000	770,253

Banks — 1.3%

Canadian Imperial Bank of Commerce (Canada)

0.95%, 6/23/2023	63,000	63,582

3.10%, 4/2/2024	657,000	697,777

2.25%, 1/28/2025 (b)	741,000	774,037

Discover Bank

4.25%, 3/13/2026	636,000	715,831

3.45%, 7/27/2026	90,000	98,225

4.65%, 9/13/2028	660,000	774,510

First Republic Bank 2.50%, 6/6/2022	250,000	253,662

Intesa Sanpaolo SpA (Italy) 5.25%, 1/12/2024	400,000	439,602

Kreditanstalt fuer Wiederaufbau (Germany)

2.13%, 6/15/2022	175,000	177,785

2.38%, 12/29/2022	190,000	195,606

2.63%, 2/28/2024	36,000	38,024

2.50%, 11/20/2024	75,000	79,762

0.38%, 7/18/2025	198,000	196,150

0.63%, 1/22/2026	78,000	77,647

1.75%, 9/14/2029	95,000	98,975

Zero Coupon, 4/18/2036	228,000	177,599

Zero Coupon, 6/29/2037	872,000	663,894

Landwirtschaftliche Rentenbank (Germany)

3.13%, 11/14/2023	31,000	32,914

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Banks — continued

2.00%, 1/13/2025	629,000	659,141

2.38%, 6/10/2025	75,000	79,836

Oesterreichische Kontrollbank AG (Austria)

2.88%, 3/13/2023	130,000	135,277

1.50%, 2/12/2025	160,000	164,942

0.50%, 2/2/2026	130,000	128,510

Royal Bank of Canada (Canada)

1.60%, 4/17/2023	10,000	10,211

0.43%, 1/19/2024	72,000	71,871

2.55%, 7/16/2024	222,000	234,101

2.25%, 11/1/2024	2,582,000	2,707,931

1.15%, 6/10/2025 (b)	238,000	239,502

SVB Financial Group

3.50%, 1/29/2025	681,000	735,594

2.10%, 5/15/2028	472,000	482,432

3.13%, 6/5/2030	1,219,000	1,320,160

Synovus Financial Corp. 3.13%, 11/1/2022	1,354,000	1,386,585

		13,911,675

Beverages — 0.0% (c)

Brown-Forman Corp.

3.50%, 4/15/2025	36,000	39,300

4.00%, 4/15/2038	93,000	110,962

4.50%, 7/15/2045	269,000	351,527

		501,789

Biotechnology — 0.6%

Biogen, Inc.

4.05%, 9/15/2025	400,000	444,570

2.25%, 5/1/2030	420,000	424,499

5.20%, 9/15/2045	1,429,000	1,924,353

3.15%, 5/1/2050	2,170,000	2,144,317

Regeneron Pharmaceuticals, Inc.

1.75%, 9/15/2030	418,000	402,264

2.80%, 9/15/2050	1,262,000	1,195,642

		6,535,645

Building Products — 0.2%

Allegion plc 3.50%, 10/1/2029	365,000	401,131

Johnson Controls International plc

3.62%, 7/2/2024 (d)	10,000	10,730

1.75%, 9/15/2030	873,000	858,036

4.63%, 7/2/2044 (d)	1,000,000	1,247,825

		2,517,722

SEE NOTES TO FINANCIAL STATEMENTS.

154	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Capital Markets — 4.3%

Affiliated Managers Group, Inc.

4.25%, 2/15/2024	410,000	445,145

3.30%, 6/15/2030	211,000	228,997

Ameriprise Financial, Inc.

3.70%, 10/15/2024	310,000	338,509

2.88%, 9/15/2026	1,117,000	1,203,984

BGC Partners, Inc. 3.75%, 10/1/2024	1,866,000	1,984,420

BlackRock, Inc.

3.38%, 6/1/2022	278,000	284,600

3.20%, 3/15/2027	578,000	638,192

3.25%, 4/30/2029	250,000	278,621

2.40%, 4/30/2030	1,177,000	1,235,316

1.90%, 1/28/2031	383,000	386,022

Charles Schwab Corp. (The)

2.65%, 1/25/2023	18,000	18,558

4.20%, 3/24/2025	200,000	222,986

3.85%, 5/21/2025	300,000	331,132

3.20%, 1/25/2028	109,000	120,155

3.25%, 5/22/2029	2,327,000	2,574,764

4.63%, 3/22/2030	703,000	858,171

CME Group, Inc.

3.00%, 9/15/2022	429,000	441,087

3.00%, 3/15/2025	311,000	333,213

3.75%, 6/15/2028	327,000	374,315

5.30%, 9/15/2043	489,000	702,517

Deutsche Bank AG (Germany)

3.95%, 2/27/2023	600,000	628,657

3.70%, 5/30/2024	689,000	737,355

(SOFR + 1.13%), 1.45%, 4/1/2025 (e)	855,000	861,379

(SOFR + 2.58%), 3.96%, 11/26/2025 (e)	150,000	162,838

4.10%, 1/13/2026	1,877,000	2,060,702

(SOFR + 1.87%), 2.13%, 11/24/2026 (e)	1,798,000	1,836,202

Franklin Resources, Inc.

2.80%, 9/15/2022	25,000	25,648

2.85%, 3/30/2025	194,000	207,412

1.60%, 10/30/2030	1,032,000	996,974

Goldman Sachs Group, Inc. (The)

Series FXD, 0.48%, 1/27/2023	250,000	250,076

Series VAR, (SOFR + 0.54%), 0.63%, 11/17/2023 (e)	1,326,000	1,327,862

3.85%, 7/8/2024	10,000	10,809

(SOFR + 0.51%), 0.66%, 9/10/2024 (e)	186,000	185,852

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Capital Markets — continued

3.50%, 1/23/2025	25,000	26,936

(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (e)	75,000	80,347

3.75%, 2/25/2026	38,000	41,999

Series VAR, (SOFR + 0.79%), 1.09%, 12/9/2026 (e)	262,000	260,079

(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (e)	1,704,000	1,953,691

4.80%, 7/8/2044	235,000	306,807

Janus Capital Group, Inc. 4.88%, 8/1/2025	562,000	633,512

Jefferies Financial Group, Inc. 5.50%, 10/18/2023	10,000	10,685

Jefferies Group LLC

5.13%, 1/20/2023	215,000	228,262

4.15%, 1/23/2030	314,000	355,931

2.75%, 10/15/2032	580,000	592,333

6.25%, 1/15/2036	1,849,000	2,507,862

6.50%, 1/20/2043	50,000	69,909

Lazard Group LLC

3.75%, 2/13/2025	1,314,000	1,428,022

3.63%, 3/1/2027	539,000	592,900

4.50%, 9/19/2028	378,000	439,027

4.38%, 3/11/2029	475,000	545,231

Legg Mason, Inc.

4.75%, 3/15/2026	320,000	370,431

5.63%, 1/15/2044	111,000	157,967

Morgan Stanley

(SOFR + 0.46%), 0.53%, 1/25/2024 (e)	4,523,000	4,527,071

(SOFR + 0.72%), 0.99%, 12/10/2026 (e)	15,000	14,821

(SOFR + 1.03%), 1.79%, 2/13/2032 (e)	50,000	48,414

Nasdaq, Inc.

4.25%, 6/1/2024	267,000	290,813

3.85%, 6/30/2026 (b)	1,291,000	1,443,695

1.65%, 1/15/2031	19,000	18,103

2.50%, 12/21/2040	250,000	234,657

3.25%, 4/28/2050	711,000	729,628

Raymond James Financial, Inc.

4.65%, 4/1/2030	190,000	228,376

4.95%, 7/15/2046	110,000	144,308

S&P Global, Inc.

4.00%, 6/15/2025	510,000	565,501

2.95%, 1/22/2027 (b)	375,000	406,004

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	155

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Capital Markets — continued

2.50%, 12/1/2029	858,000	908,718

1.25%, 8/15/2030	880,000	838,296

3.25%, 12/1/2049	387,000	422,676

Stifel Financial Corp.

4.25%, 7/18/2024	467,000	511,293

4.00%, 5/15/2030	486,000	544,435

TD Ameritrade Holding Corp.

3.75%, 4/1/2024	327,000	352,999

3.63%, 4/1/2025	417,000	455,422

3.30%, 4/1/2027	1,197,000	1,321,195

2.75%, 10/1/2029	71,000	76,019

		46,976,845

Chemicals — 0.2%

EI du Pont de Nemours and Co.

1.70%, 7/15/2025	1,008,000	1,034,303

2.30%, 7/15/2030	103,000	106,426

Huntsman International LLC 4.50%, 5/1/2029	335,000	384,114

NewMarket Corp. 2.70%, 3/18/2031	694,000	704,186

Syngenta Finance NV (Switzerland) 3.13%, 3/28/2022	6,000	6,075

		2,235,104

Communications Equipment — 0.1%

Juniper Networks, Inc.

2.00%, 12/10/2030	297,000	287,318

5.95%, 3/15/2041	572,000	770,875

		1,058,193

Construction Materials — 0.1%

Eagle Materials, Inc. 2.50%, 7/1/2031	653,000	658,715

Consumer Finance — 2.2%

Ally Financial, Inc.

1.45%, 10/2/2023	1,110,000	1,126,876

3.88%, 5/21/2024	1,608,000	1,733,754

5.13%, 9/30/2024	1,597,000	1,795,047

4.63%, 3/30/2025	55,000	61,415

5.80%, 5/1/2025	1,536,000	1,777,366

8.00%, 11/1/2031	435,000	628,338

American Express Co.

3.40%, 2/27/2023	22,000	22,940

3.70%, 8/3/2023	685,000	726,525

3.40%, 2/22/2024	834,000	889,521

3.00%, 10/30/2024	232,000	248,502

4.20%, 11/6/2025	1,100,000	1,248,177

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Consumer Finance — continued

3.13%, 5/20/2026	240,000	261,971

4.05%, 12/3/2042	1,069,000	1,298,727

American Express Credit Corp. 3.30%, 5/3/2027	726,000	804,486

Capital One Financial Corp.

2.60%, 5/11/2023	10,000	10,354

3.50%, 6/15/2023	229,000	241,268

3.30%, 10/30/2024	324,000	348,296

3.20%, 2/5/2025	715,000	768,892

3.80%, 1/31/2028	60,000	67,385

Discover Financial Services

5.20%, 4/27/2022	314,000	323,751

3.85%, 11/21/2022	789,000	821,743

3.95%, 11/6/2024	1,192,000	1,297,836

3.75%, 3/4/2025	44,000	47,789

4.50%, 1/30/2026	20,000	22,591

4.10%, 2/9/2027	418,000	470,277

Synchrony Financial

2.85%, 7/25/2022	3,437,000	3,508,088

4.38%, 3/19/2024	487,000	527,385

4.50%, 7/23/2025	142,000	158,054

3.70%, 8/4/2026	852,000	933,914

5.15%, 3/19/2029	1,273,000	1,511,884

		23,683,152

Containers & Packaging — 0.0% (c)

Avery Dennison Corp. 4.88%, 12/6/2028	434,000	520,847

Diversified Financial Services — 0.1%

Private Export Funding Corp. Series PP, 1.40%, 7/15/2028	345,000	347,297

Synchrony Bank 3.00%, 6/15/2022	450,000	458,305

		805,602

Diversified Telecommunication Services — 0.7%

Koninklijke KPN NV (Netherlands) 8.38%, 10/1/2030	603,000	864,971

Verizon Communications, Inc.

3.38%, 2/15/2025	50,000	54,166

0.85%, 11/20/2025	464,000	460,482

4.13%, 3/16/2027	425,000	485,623

3.00%, 3/22/2027	20,000	21,630

4.33%, 9/21/2028	300,000	349,981

3.88%, 2/8/2029	581,000	662,261

1.68%, 10/30/2030	624,000	602,350

7.75%, 12/1/2030	55,000	80,272

SEE NOTES TO FINANCIAL STATEMENTS.

156	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Diversified Telecommunication Services — continued

1.75%, 1/20/2031	595,000	575,283

2.55%, 3/21/2031	10,000	10,326

4.40%, 11/1/2034	80,000	96,435

4.27%, 1/15/2036	175,000	208,929

4.81%, 3/15/2039	133,000	168,938

5.01%, 4/15/2049	61,000	81,549

4.67%, 3/15/2055	664,000	863,109

2.99%, 10/30/2056	1,577,000	1,521,167

3.00%, 11/20/2060	377,000	362,616

		7,470,088

Electric Utilities — 1.2%

Baltimore Gas and Electric Co. 2.90%, 6/15/2050	250,000	254,159

Enel Americas SA (Chile) 4.00%, 10/25/2026 (b)	731,000	800,897

Enel Chile SA (Chile) 4.88%, 6/12/2028	401,000	462,896

Exelon Corp.

4.05%, 4/15/2030	1,239,000	1,420,553

4.70%, 4/15/2050	2,692,000	3,448,682

Georgia Power Co. Series A, 3.25%, 3/15/2051	806,000	837,627

Hydro-Quebec (Canada)

Series IO, 8.05%, 7/7/2024	35,000	42,113

8.50%, 12/1/2029	50,000	75,566

Iberdrola International BV (Spain)

5.81%, 3/15/2025 (b)	30,000	34,775

6.75%, 7/15/2036	178,000	273,702

Public Service Electric and Gas Co. 3.65%, 9/1/2042 (b)	195,000	224,643

Southern Co. (The)

2.95%, 7/1/2023	79,000	82,289

Series A, 3.70%, 4/30/2030	3,424,000	3,817,191

4.40%, 7/1/2046	80,000	96,181

Union Electric Co.

8.45%, 3/15/2039	60,000	103,502

3.90%, 9/15/2042	800,000	933,459

		12,908,235

Electrical Equipment — 0.1%

Rockwell Automation, Inc.

3.50%, 3/1/2029	25,000	28,196

4.20%, 3/1/2049	883,000	1,123,886

		1,152,082

Electronic Equipment, Instruments & Components — 0.1%

Allegion US Holding Co., Inc. 3.20%, 10/1/2024	525,000	557,795

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Electronic Equipment, Instruments & Components — continued

Amphenol Corp.

2.05%, 3/1/2025	674,000	699,111

4.35%, 6/1/2029	51,000	59,759

2.80%, 2/15/2030	177,000	187,666

		1,504,331

Energy Equipment & Services — 0.0% (c)

Helmerich & Payne, Inc.

4.65%, 3/15/2025	91,000	101,220

4.65%, 3/15/2025 (f)	30,000	33,369

		134,589

Entertainment — 0.3%

Activision Blizzard, Inc.

3.40%, 9/15/2026	134,000	147,595

3.40%, 6/15/2027	220,000	243,800

1.35%, 9/15/2030	259,000	243,561

4.50%, 6/15/2047	857,000	1,064,719

2.50%, 9/15/2050	1,011,000	902,846

Electronic Arts, Inc. 4.80%, 3/1/2026	400,000	459,694

Tencent Music Entertainment Group (China) 1.38%, 9/3/2025	337,000	332,989

		3,395,204

Food & Staples Retailing — 0.1%

Ahold Finance USA LLC (Netherlands) 6.88%, 5/1/2029	124,000	166,817

Koninklijke Ahold Delhaize NV (Netherlands) 5.70%, 10/1/2040	491,000	681,956

		848,773

Food Products — 0.0% (c)

Flowers Foods, Inc. 3.50%, 10/1/2026	101,000	110,269

Gas Utilities — 0.2%

National Fuel Gas Co.

3.75%, 3/1/2023 (b)	681,000	706,016

5.50%, 1/15/2026	624,000	721,696

3.95%, 9/15/2027	61,000	65,977

4.75%, 9/1/2028	536,000	607,012

		2,100,701

Health Care Equipment & Supplies — 0.5%

Danaher Corp.

3.35%, 9/15/2025	50,000	54,706

2.60%, 10/1/2050	280,000	273,284

DENTSPLY SIRONA, Inc. 3.25%, 6/1/2030	708,000	766,970

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	157

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Health Care Equipment & Supplies — continued

DH Europe Finance II SARL

2.20%, 11/15/2024	98,000	102,345

2.60%, 11/15/2029	277,000	291,903

Edwards Lifesciences Corp. 4.30%, 6/15/2028	803,000	932,812

Koninklijke Philips NV (Netherlands)

6.88%, 3/11/2038	263,000	399,980

5.00%, 3/15/2042	982,000	1,307,507

STERIS Irish FinCo. UnLtd Co. 3.75%, 3/15/2051	725,000	795,677

		4,925,184

Health Care Providers & Services — 0.2%

AmerisourceBergen Corp.

3.40%, 5/15/2024	525,000	557,952

3.25%, 3/1/2025	255,000	272,876

3.45%, 12/15/2027	429,000	470,910

4.25%, 3/1/2045	350,000	411,985

4.30%, 12/15/2047	175,000	206,522

		1,920,245

Household Durables — 0.1%

Harman International Industries, Inc. 4.15%, 5/15/2025	100,000	110,192

Whirlpool Corp.

4.75%, 2/26/2029	100,000	118,640

4.60%, 5/15/2050 (b)	707,000	892,666

		1,121,498

Household Products — 0.1%

Church & Dwight Co., Inc.

3.15%, 8/1/2027	61,000	66,722

3.95%, 8/1/2047	659,000	791,563

		858,285

Independent Power and Renewable Electricity Producers — 0.5%

Enel Generacion Chile SA (Chile) 4.25%, 4/15/2024	784,000	842,666

PSEG Power LLC

3.85%, 6/1/2023	2,050,000	2,163,739

8.63%, 4/15/2031	356,000	560,400

Southern Power Co.

0.90%, 1/15/2026	497,000	489,843

Series F, 4.95%, 12/15/2046	810,000	996,112

		5,052,760

Industrial Conglomerates — 0.0% (c)

Pentair Finance SARL 4.50%, 7/1/2029	234,000	272,370

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Insurance — 0.1%

Loews Corp.

3.20%, 5/15/2030	180,000	196,259

4.13%, 5/15/2043	469,000	565,440

		761,699

Interactive Media & Services — 0.8%

Alphabet, Inc.

3.38%, 2/25/2024	1,858,000	1,996,014

0.45%, 8/15/2025	2,685,000	2,659,920

2.00%, 8/15/2026 (b)	1,674,000	1,759,973

1.10%, 8/15/2030	471,000	451,831

1.90%, 8/15/2040	476,000	441,490

2.05%, 8/15/2050	823,000	746,560

2.25%, 8/15/2060	751,000	682,978

		8,738,766

Internet & Direct Marketing Retail — 0.8%

Alibaba Group Holding Ltd. (China)

3.60%, 11/28/2024	1,000,000	1,077,969

4.50%, 11/28/2034	200,000	235,754

4.00%, 12/6/2037	835,000	933,913

4.20%, 12/6/2047	750,000	867,867

3.15%, 2/9/2051	846,000	828,353

4.40%, 12/6/2057	1,600,000	1,907,721

3.25%, 2/9/2061	540,000	522,698

JD.com, Inc. (China)

3.88%, 4/29/2026	420,000	460,889

4.13%, 1/14/2050	1,670,000	1,817,517

		8,652,681

IT Services — 0.1%

Amdocs Ltd. 2.54%, 6/15/2030	1,302,000	1,318,139

Leisure Products — 0.3%

Hasbro, Inc.

3.00%, 11/19/2024	162,000	172,130

3.55%, 11/19/2026	62,000	67,991

3.50%, 9/15/2027	133,000	146,046

3.90%, 11/19/2029	10,000	11,181

6.35%, 3/15/2040	1,787,000	2,503,047

5.10%, 5/15/2044	137,000	168,120

		3,068,515

Life Sciences Tools & Services — 0.1%

Agilent Technologies, Inc.

3.88%, 7/15/2023	334,000	352,651

3.05%, 9/22/2026	50,000	53,921

2.75%, 9/15/2029	245,000	258,796

SEE NOTES TO FINANCIAL STATEMENTS.

158	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Life Sciences Tools & Services — continued

PerkinElmer, Inc. 3.30%, 9/15/2029 (b)	100,000	108,517

		773,885

Machinery — 0.2%

IDEX Corp. 3.00%, 5/1/2030	1,022,000	1,088,432

Oshkosh Corp. 3.10%, 3/1/2030	850,000	907,507

Snap-on, Inc. 4.10%, 3/1/2048	228,000	284,355

		2,280,294

Media — 0.5%

Charter Communications Operating LLC

6.38%, 10/23/2035	26,000	34,725

5.13%, 7/1/2049	3,060,000	3,688,557

4.40%, 12/1/2061	898,000	982,532

Interpublic Group of Cos., Inc. (The) 4.75%, 3/30/2030	878,000	1,050,492

		5,756,306

Metals & Mining — 1.8%

Newmont Corp.

3.50%, 3/15/2022	12,000	12,104

2.80%, 10/1/2029	589,000	619,394

2.25%, 10/1/2030	684,000	689,452

5.88%, 4/1/2035	323,000	437,410

6.25%, 10/1/2039	534,000	771,677

4.88%, 3/15/2042	626,000	802,605

5.45%, 6/9/2044	843,000	1,169,768

Rio Tinto Alcan, Inc. (Canada)

7.25%, 3/15/2031	622,000	889,326

6.13%, 12/15/2033	639,000	903,289

Rio Tinto Finance USA plc (Australia)

4.75%, 3/22/2042	43,000	57,029

4.13%, 8/21/2042	1,719,000	2,129,478

Southern Copper Corp. (Peru)

3.50%, 11/8/2022	139,000	143,618

3.88%, 4/23/2025	1,299,000	1,414,896

6.75%, 4/16/2040	100,000	142,650

5.25%, 11/8/2042	178,000	228,277

5.88%, 4/23/2045	1,745,000	2,426,754

Vale Overseas Ltd. (Brazil)

6.25%, 8/10/2026	2,103,000	2,537,216

3.75%, 7/8/2030	354,000	377,234

6.88%, 11/21/2036	451,000	633,142

6.88%, 11/10/2039	436,000	624,425

Vale SA (Brazil) 5.63%, 9/11/2042	2,111,000	2,721,166

		19,730,910

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Multiline Retail — 0.2%

Dollar General Corp.

4.15%, 11/1/2025	168,000	187,596

3.88%, 4/15/2027	224,000	251,818

4.13%, 5/1/2028	230,000	264,787

3.50%, 4/3/2030	570,000	635,507

4.13%, 4/3/2050	763,000	913,395

		2,253,103

Multi-Utilities — 0.3%

Ameren Corp.

2.50%, 9/15/2024	691,000	724,145

3.65%, 2/15/2026	80,000	87,641

1.75%, 3/15/2028	222,000	221,061

3.50%, 1/15/2031	642,000	710,316

Public Service Enterprise Group, Inc.

2.88%, 6/15/2024	262,000	277,018

1.60%, 8/15/2030	123,000	117,600

Southern Co. Gas Capital Corp.

3.25%, 6/15/2026	62,000	67,051

Series 20-A, 1.75%, 1/15/2031	729,000	704,246

4.40%, 5/30/2047	213,000	255,338

		3,164,416

Oil, Gas & Consumable Fuels — 2.9%

Boardwalk Pipelines LP

5.95%, 6/1/2026	19,000	22,429

4.80%, 5/3/2029	418,000	483,543

3.40%, 2/15/2031	59,000	63,042

Burlington Resources LLC

7.20%, 8/15/2031	179,000	257,870

7.40%, 12/1/2031	250,000	368,731

5.95%, 10/15/2036	376,000	523,497

Canadian Natural Resources Ltd. (Canada)

2.95%, 1/15/2023	82,000	84,592

2.05%, 7/15/2025	2,572,000	2,647,825

3.85%, 6/1/2027	105,000	115,696

2.95%, 7/15/2030	215,000	224,134

5.85%, 2/1/2035	1,990,000	2,574,714

6.25%, 3/15/2038	250,000	337,643

4.95%, 6/1/2047 (b)	1,200,000	1,506,054

Cimarex Energy Co.

3.90%, 5/15/2027	75,000	82,879

4.38%, 3/15/2029	249,000	283,319

Conoco Funding Co. 7.25%, 10/15/2031	201,000	292,531

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	159

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

ConocoPhillips

3.75%, 10/1/2027 (f)	267,000	300,226

5.90%, 10/15/2032	323,000	433,812

5.90%, 5/15/2038	30,000	41,797

6.50%, 2/1/2039	1,153,000	1,699,210

ConocoPhillips Co.

4.95%, 3/15/2026	818,000	948,066

6.95%, 4/15/2029	82,000	110,961

5.95%, 3/15/2046 (b)	33,000	49,540

Devon Energy Corp.

4.50%, 1/15/2030 (f)	2,797,000	3,055,779

5.60%, 7/15/2041	1,785,000	2,234,295

4.75%, 5/15/2042	50,000	56,927

Eni USA, Inc. (Italy) 7.30%, 11/15/2027 (b)	104,000	135,699

EOG Resources, Inc.

2.63%, 3/15/2023	64,000	65,932

4.15%, 1/15/2026	211,000	236,752

4.38%, 4/15/2030	721,000	851,895

4.95%, 4/15/2050	313,000	421,971

Equinor ASA (Norway) 4.25%, 11/23/2041	200,000	245,800

Hess Corp.

4.30%, 4/1/2027	25,000	27,792

7.30%, 8/15/2031	1,272,000	1,729,564

5.60%, 2/15/2041	2,666,000	3,327,205

5.80%, 4/1/2047	30,000	39,059

HollyFrontier Corp.

5.88%, 4/1/2026	582,000	668,742

4.50%, 10/1/2030	973,000	1,046,479

Magellan Midstream Partners LP

5.00%, 3/1/2026	10,000	11,483

3.25%, 6/1/2030	571,000	615,071

5.15%, 10/15/2043	323,000	401,596

4.25%, 9/15/2046 (b)	272,000	309,489

4.20%, 10/3/2047	200,000	225,585

3.95%, 3/1/2050	704,000	769,908

Pioneer Natural Resources Co.

1.13%, 1/15/2026	458,000	454,239

4.45%, 1/15/2026	494,000	555,002

1.90%, 8/15/2030	770,000	743,471

Suncor Energy, Inc. (Canada) 3.60%, 12/1/2024	65,000	70,671

Tosco Corp. 8.13%, 2/15/2030	65,000	93,964

		31,846,481

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Personal Products — 0.2%

Estee Lauder Cos., Inc. (The)

2.00%, 12/1/2024	805,000	841,782

3.15%, 3/15/2027	185,000	204,031

2.38%, 12/1/2029	153,000	160,934

2.60%, 4/15/2030	58,000	61,715

6.00%, 5/15/2037 (b)	130,000	188,098

4.38%, 6/15/2045	191,000	244,512

4.15%, 3/15/2047	175,000	223,301

3.13%, 12/1/2049	681,000	754,704

		2,679,077

Pharmaceuticals — 1.0%

Johnson & Johnson

0.55%, 9/1/2025	27,000	26,768

2.45%, 3/1/2026	61,000	65,036

2.95%, 3/3/2027	429,000	470,187

0.95%, 9/1/2027	985,000	974,724

2.90%, 1/15/2028	220,000	240,291

6.95%, 9/1/2029	50,000	69,743

3.63%, 3/3/2037	267,000	314,178

5.95%, 8/15/2037	25,000	36,942

3.40%, 1/15/2038	458,000	525,281

5.85%, 7/15/2038	125,000	184,618

4.50%, 9/1/2040	73,000	95,671

4.50%, 12/5/2043	25,000	32,944

3.70%, 3/1/2046	1,699,000	2,047,038

3.75%, 3/3/2047	228,000	278,443

3.50%, 1/15/2048	838,000	990,498

2.25%, 9/1/2050	43,000	41,233

2.45%, 9/1/2060	251,000	243,715

Zoetis, Inc.

3.25%, 2/1/2023	844,000	872,336

4.50%, 11/13/2025	10,000	11,337

3.00%, 9/12/2027	625,000	678,833

3.90%, 8/20/2028	630,000	718,353

2.00%, 5/15/2030	1,429,000	1,437,146

4.70%, 2/1/2043	205,000	266,518

3.95%, 9/12/2047	381,000	457,125

4.45%, 8/20/2048	201,000	260,805

		11,339,763

Professional Services — 0.3%

Thomson Reuters Corp. (Canada)

3.35%, 5/15/2026	1,465,000	1,599,024

5.50%, 8/15/2035	76,000	100,761

5.85%, 4/15/2040	25,000	35,022

SEE NOTES TO FINANCIAL STATEMENTS.

160	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Professional Services — continued

5.65%, 11/23/2043 (b)	1,201,000	1,666,513

		3,401,320

Semiconductors & Semiconductor Equipment — 1.0%

Maxim Integrated Products, Inc. 3.45%, 6/15/2027	160,000	177,510

Micron Technology, Inc.

2.50%, 4/24/2023	792,000	817,402

4.64%, 2/6/2024	669,000	728,035

4.98%, 2/6/2026	698,000	803,281

4.19%, 2/15/2027	125,000	142,037

5.33%, 2/6/2029	110,000	133,088

4.66%, 2/15/2030	220,000	257,723

NVIDIA Corp.

3.20%, 9/16/2026	175,000	192,535

2.85%, 4/1/2030	956,000	1,035,170

3.50%, 4/1/2040	780,000	888,246

3.50%, 4/1/2050	538,000	617,633

3.70%, 4/1/2060	1,333,000	1,588,635

Texas Instruments, Inc.

2.25%, 5/1/2023	190,000	195,361

2.63%, 5/15/2024	40,000	42,113

2.90%, 11/3/2027	230,000	251,635

2.25%, 9/4/2029	50,000	52,238

1.75%, 5/4/2030	552,000	552,038

3.88%, 3/15/2039	1,028,000	1,243,271

4.15%, 5/15/2048	1,384,000	1,752,165

		11,470,116

Software — 0.2%

Cadence Design Systems, Inc. 4.38%, 10/15/2024	865,000	948,486

Citrix Systems, Inc.

1.25%, 3/1/2026	638,000	630,328

4.50%, 12/1/2027	577,000	657,774

3.30%, 3/1/2030	201,000	211,777

		2,448,365

Specialty Retail — 0.4%

Advance Auto Parts, Inc.

1.75%, 10/1/2027	425,000	426,501

3.90%, 4/15/2030	1,584,000	1,770,984

Best Buy Co., Inc.

4.45%, 10/1/2028	800,000	932,468

1.95%, 10/1/2030	291,000	287,365

Tractor Supply Co. 1.75%, 11/1/2030	794,000	773,014

		4,190,332

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Technology Hardware, Storage & Peripherals — 0.5%

HP, Inc.

2.20%, 6/17/2025	748,000	776,084

1.45%, 6/17/2026 (f)	1,383,000	1,381,801

3.00%, 6/17/2027	2,010,000	2,163,480

3.40%, 6/17/2030	201,000	215,171

2.65%, 6/17/2031 (f)	91,000	91,246

6.00%, 9/15/2041	942,000	1,238,199

		5,865,981

Tobacco — 0.7%

Altria Group, Inc.

5.95%, 2/14/2049	4,236,000	5,513,882

4.45%, 5/6/2050	1,807,000	1,971,006

3.70%, 2/4/2051	212,000	205,854

4.00%, 2/4/2061	10,000	9,823

		7,700,565

Trading Companies & Distributors — 0.2%

WW Grainger, Inc.

1.85%, 2/15/2025	1,099,000	1,135,726

4.60%, 6/15/2045	469,000	617,871

4.20%, 5/15/2047	212,000	266,773

		2,020,370

Total Corporate Bonds (Cost $281,836,944)		288,248,097

Commercial Mortgage-Backed Securities — 2.0%

Banc of America Commercial Mortgage Trust Series 2017-BNK3, Class A4, 3.57%, 2/15/2050	20,000	22,203

BANK

Series 2017-BNK4, Class ASB, 3.42%, 5/15/2050	30,000	32,160

Series 2019-BN16, Class A4, 4.01%, 2/15/2052	60,000	69,182

Series 2019-BN21, Class A5, 2.85%, 10/17/2052	60,000	64,722

Series 2019-BN23, Class A3, 2.92%, 12/15/2052	142,000	153,899

Series 2018-BN10, Class A5, 3.69%, 2/15/2061	20,000	22,479

Series 2018-BN10, Class AS, 3.90%, 2/15/2061 (g)	180,000	200,793

Series 2019-BN19, Class A3, 3.18%, 8/15/2061	100,000	110,000

Series 2018-BN13, Class C, 4.71%, 8/15/2061 ‡ (g)	500,000	569,841

Series 2019-BN22, Class A4, 2.98%, 11/15/2062	260,000	282,835

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	161

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Commercial Mortgage-Backed Securities — continued

BBCMS Mortgage Trust Series 2018-C2, Class A5, 4.31%, 12/15/2051	40,000	46,697

Benchmark Mortgage Trust

Series 2018-B1, Class A5, 3.67%, 1/15/2051 (g)	50,000	56,155

Series 2018-B2, Class B, 4.34%, 2/15/2051 ‡ (g)	20,000	22,651

Series 2018-B5, Class A4, 4.21%, 7/15/2051	110,000	127,762

Series 2018-B6, Class A2, 4.20%, 10/10/2051	38,516	40,411

Series 2018-B8, Class A5, 4.23%, 1/15/2052	40,000	46,609

Series 2020-B16, Class AM, 2.94%, 2/15/2053 ‡ (g)	180,000	191,930

Series 2019-B13, Class A3, 2.70%, 8/15/2057	450,000	475,567

Cantor Commercial Real Estate Lending Series 2019-CF2, Class AS, 3.12%, 11/15/2052	75,000	80,025

CD Mortgage Trust

Series 2017-CD6, Class ASB, 3.33%, 11/13/2050	20,000	21,562

Series 2017-CD6, Class AM, 3.71%, 11/13/2050 (g)	30,000	33,006

CFCRE Commercial Mortgage Trust

Series 2017-C8, Class A4, REIT, 3.57%, 6/15/2050	30,000	33,049

Series 2016-C7, Class ASB, 3.64%, 12/10/2054	20,000	21,439

Citigroup Commercial Mortgage Trust

Series 2014-GC21, Class AAB, 3.48%, 5/10/2047	10,775	11,166

Series 2014-GC23, Class B, 4.17%, 7/10/2047 ‡ (g)	30,000	32,303

Series 2015-GC29, Class C, 4.29%, 4/10/2048 ‡ (g)	40,000	43,014

Series 2016-C1, Class AAB, 3.00%, 5/10/2049	93,390	97,924

Commercial Mortgage Trust

Series 2013-CR9, Class A4, 4.39%, 7/10/2045 (g)	120,000	127,009

Series 2013-CR6, Class A4, 3.10%, 3/10/2046	20,000	20,653

Series 2013-CR7, Class A4, 3.21%, 3/10/2046	10,995	11,383

Series 2013-CR13, Class B, 5.04%, 11/10/2046 ‡ (g)	364,000	392,959

Series 2014-UBS5, Class AM, 4.19%, 9/10/2047 (g)	40,000	43,412

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Series 2014-CR20, Class A3, 3.33%, 11/10/2047	41,500	43,852

Series 2014-UBS6, Class A4, 3.38%, 12/10/2047	140,000	149,366

Series 2015-LC19, Class A4, 3.18%, 2/10/2048	750,000	803,537

Series 2015-LC21, Class AM, 4.04%, 7/10/2048 (g)	30,000	32,603

Series 2015-CR25, Class A4, 3.76%, 8/10/2048	30,000	32,914

CSAIL Commercial Mortgage Trust

Series 2015-C3, Class A4, 3.72%, 8/15/2048	30,000	32,765

Series 2015-C3, Class B, 4.27%, 8/15/2048 ‡ (g)	500,000	527,669

Series 2016-C5, Class A5, 3.76%, 11/15/2048	27,000	29,735

Series 2019-C15, Class A4, 4.05%, 3/15/2052	210,000	240,371

DBGS Mortgage Trust Series 2018-C1, Class A4, 4.47%, 10/15/2051	20,000	23,525

DBJPM Mortgage Trust Series 2017-C6, Class A5, 3.33%, 6/10/2050	20,000	22,058

FHLMC, Multi-Family Structured Pass-Through Certificates

Series K029, Class A2, 3.32%, 2/25/2023 (g)	150,000	155,423

Series K036, Class A2, 3.53%, 10/25/2023 (g)	162,000	171,592

Series K725, Class AM, 3.10%, 2/25/2024 (g)	50,000	52,640

Series K728, Class A2, 3.06%, 8/25/2024 (g)	50,000	53,055

Series K040, Class A2, 3.24%, 9/25/2024	70,000	75,142

Series K731, Class A2, 3.60%, 2/25/2025 (g)	50,000	53,807

Series K733, Class A2, 3.75%, 8/25/2025	500,000	549,082

Series K051, Class A2, 3.31%, 9/25/2025	40,000	43,717

Series K734, Class A2, 3.21%, 2/25/2026	370,000	403,019

Series K735, Class A2, 2.86%, 5/25/2026	50,000	54,024

Series K057, Class A2, 2.57%, 7/25/2026	63,000	67,518

Series K063, Class A1, 3.05%, 8/25/2026	41,941	44,266

SEE NOTES TO FINANCIAL STATEMENTS.

162	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Commercial Mortgage-Backed Securities — continued

Series K072, Class A2, 3.44%, 12/25/2027	400,000	453,106

Series K084, Class A2, 3.78%, 10/25/2028 (g)	500,000	579,131

Series K085, Class A2, 4.06%, 10/25/2028 (g)	840,000	988,353

Series K096, Class A2, 2.52%, 7/25/2029	295,000	320,127

Series K099, Class A2, 2.60%, 9/25/2029	100,000	109,232

Series K100, Class A2, 2.67%, 9/25/2029	400,000	439,047

Series K159, Class A2, 3.95%, 11/25/2030 (g)	400,000	478,088

Series K-1512, Class A2, 2.99%, 5/25/2031	75,000	82,825

Series K153, Class A3, 3.12%, 10/25/2031 (g)	450,000	502,495

Series K156, Class A3, 3.70%, 6/25/2033 (g)	91,000	108,000

Series K-1512, Class A3, 3.06%, 4/25/2034	150,000	169,268

Series K-1513, Class A3, 2.80%, 8/25/2034	325,000	358,061

Series K-1514, Class A2, 2.86%, 10/25/2034	400,000	443,905

Series K-1518, Class A2, 1.86%, 10/25/2035	300,000	299,670

FNMA ACES

Series 2014-M2, Class A2, 3.51%, 12/25/2023 (g)	30,590	32,589

Series 2014-M3, Class A2, 3.50%, 1/25/2024 (g)	26,868	28,349

Series 2017-M10, Class AV2, 2.64%, 7/25/2024 (g)	47,039	49,074

Series 2016-M6, Class A1, 2.14%, 5/25/2026	26,212	26,789

Series 2016-M11, Class A1, 2.08%, 7/25/2026	41,501	42,727

Series 2017-M1, Class A2, 2.50%, 10/25/2026 (g)	178,536	189,513

Series 2017-M2, Class A2, 2.89%, 2/25/2027 (g)	442,540	479,733

Series 2017-M7, Class A2, 2.96%, 2/25/2027 (g)	730,000	793,265

Series 2017-M12, Class A2, 3.18%, 6/25/2027 (g)	186,318	205,600

Series 2018-M10, Class A2, 3.48%, 7/25/2028 (g)	40,000	45,446

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Series 2018-M14, Class A2, 3.70%, 8/25/2028 (g)	450,000	517,181

Series 2019-M1, Class A2, 3.67%, 9/25/2028 (g)	85,000	97,201

Series 2019-M22, Class A2, 2.52%, 8/25/2029	650,000	706,563

Series 2018-M13, Class A1, 3.82%, 3/25/2030 (g)	28,454	32,053

GS Mortgage Securities Trust

Series 2012-GCJ9, Class A3, 2.77%, 11/10/2045	77,671	79,115

Series 2014-GC24, Class AAB, 3.65%, 9/10/2047	15,032	15,671

Series 2014-GC24, Class AS, 4.16%, 9/10/2047 (g)	170,000	184,026

Series 2015-GC28, Class A4, 3.14%, 2/10/2048	38,765	40,763

Series 2015-GC30, Class A4, 3.38%, 5/10/2050	25,000	27,050

Series 2018-GS9, Class A4, 3.99%, 3/10/2051 (g)	790,000	901,722

Series 2019-GSA1, Class A4, 3.05%, 11/10/2052	260,000	282,014

JPMBB Commercial Mortgage Securities Trust

Series 2013-C12, Class C, 4.24%, 7/15/2045 ‡ (g)	26,000	26,993

Series 2015-C29, Class B, 4.12%, 5/15/2048 ‡ (g)	40,000	42,221

Series 2015-C31, Class A3, 3.80%, 8/15/2048	40,000	43,634

JPMDB Commercial Mortgage Securities Trust

Series 2016-C2, Class B, 3.99%, 6/15/2049 (g)	20,000	20,945

Series 2017-C5, Class B, 4.01%, 3/15/2050 ‡ (g)	20,000	22,001

JPMorgan Chase Commercial Mortgage Securities Trust

Series 2012-C8, Class A3, 2.83%, 10/15/2045	7,260	7,397

Series 2012-LC9, Class A5, 2.84%, 12/15/2047	15,583	15,933

Morgan Stanley Bank of America Merrill Lynch Trust

Series 2013-C9, Class A4, 3.10%, 5/15/2046	30,000	31,128

Series 2015-C22, Class AS, 3.56%, 4/15/2048 ‡	40,000	42,326

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	163

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Commercial Mortgage-Backed Securities — continued

Series 2015-C25, Class ASB, 3.38%, 10/15/2048	42,323	44,249

Series 2015-C25, Class A5, 3.64%, 10/15/2048	40,000	43,798

Series 2016-C31, Class A5, 3.10%, 11/15/2049	450,000	486,185

Series 2016-C32, Class A4, 3.72%, 12/15/2049	295,000	328,042

Morgan Stanley Capital I Trust

Series 2016-UB12, Class A3, 3.34%, 12/15/2049	850,000	910,920

Series 2017-H1, Class C, 4.28%, 6/15/2050 ‡ (g)	25,000	27,131

Series 2019-L2, Class A4, 4.07%, 3/15/2052	50,000	57,718

Series 2019-L3, Class A4, 3.13%, 11/15/2052	100,000	109,287

UBS Commercial Mortgage Trust

Series 2017-C2, Class A4, 3.49%, 8/15/2050	700,000	773,106

Series 2017-C4, Class ASB, 3.37%, 10/15/2050	40,000	43,136

Series 2017-C5, Class AS, 3.78%, 11/15/2050 (g)	70,000	77,411

Series 2017-C7, Class AS, 4.06%, 12/15/2050 (g)	50,000	56,076

UBS-Barclays Commercial Mortgage Trust

Series 2013-C5, Class A4, 3.18%, 3/10/2046	40,000	41,286

Series 2012-C2, Class A4, 3.53%, 5/10/2063	20,000	20,302

Wells Fargo Commercial Mortgage Trust

Series 2013-LC12, Class A4, 4.22%, 7/15/2046 (g)	300,000	317,208

Series 2015-C27, Class A4, 3.19%, 2/15/2048	40,270	42,305

Series 2015-C28, Class A4, 3.54%, 5/15/2048	20,000	21,725

Series 2015-C29, Class A4, 3.64%, 6/15/2048	120,000	130,928

Series 2018-C45, Class A3, 3.92%, 6/15/2051	44,942	50,735

Series 2019-C51, Class A3, 3.06%, 6/15/2052	500,000	541,692

Series 2019-C53, Class A4, 3.04%, 10/15/2052	125,000	136,245

Series 2020-C55, Class A5, 2.73%, 2/15/2053	240,000	255,876

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

WFRBS Commercial Mortgage Trust

Series 2012-C9, Class AS, 3.39%, 11/15/2045	60,000	61,734

Series 2012-C10, Class A3, 2.88%, 12/15/2045	40,000	40,926

Series 2014-C22, Class A4, 3.49%, 9/15/2057	40,000	42,282

Series 2014-C22, Class A5, 3.75%, 9/15/2057	25,000	26,996

Total Commercial Mortgage-Backed Securities (Cost $21,795,944)		22,214,109

Foreign Government Securities — 1.8%

Canada Government Bond (Canada)

2.63%, 1/25/2022	140,000	141,420

1.63%, 1/22/2025	765,000	793,585

Export Development Canada (Canada)

2.00%, 5/17/2022	25,000	25,335

1.75%, 7/18/2022	60,000	60,861

2.50%, 1/24/2023	120,000	123,885

2.63%, 2/21/2024	370,000	390,376

Export-Import Bank of Korea (South Korea) 2.50%, 6/29/2041	402,000	407,861

FMS Wertmanagement AoeR (Germany)

2.00%, 8/1/2022	405,000	411,911

2.75%, 1/30/2024	200,000	211,441

Hungary Government Bond (Hungary)

5.38%, 2/21/2023	196,000	210,256

5.75%, 11/22/2023	168,000	187,311

Italian Republic Government Bond (Italy)

1.25%, 2/17/2026	400,000	397,256

5.38%, 6/15/2033	427,000	547,760

Japan Bank for International Cooperation (Japan)

1.63%, 10/17/2022	200,000	203,132

1.75%, 1/23/2023	200,000	204,225

0.50%, 4/15/2024	200,000	200,045

3.00%, 5/29/2024 (b)	201,000	214,516

2.50%, 5/28/2025	220,000	234,045

2.88%, 6/1/2027	202,000	221,547

2.88%, 7/21/2027	218,000	239,302

3.50%, 10/31/2028	650,000	748,035

Oriental Republic of Uruguay (Uruguay)

8.00%, 11/18/2022	19,333	20,365

4.50%, 8/14/2024	140,000	151,274

4.38%, 10/27/2027	80,000	92,700

5.10%, 6/18/2050	159,000	212,512

SEE NOTES TO FINANCIAL STATEMENTS.

164	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Foreign Government Securities — continued

4.98%, 4/20/2055	55,000	72,533

Province of Alberta (Canada)

2.20%, 7/26/2022	255,000	259,664

3.35%, 11/1/2023	100,000	106,398

2.95%, 1/23/2024	50,000	53,004

1.00%, 5/20/2025	100,000	101,012

3.30%, 3/15/2028	25,000	28,173

Province of British Columbia (Canada)

1.75%, 9/27/2024	100,000	103,777

2.25%, 6/2/2026 (b)	299,000	318,632

1.30%, 1/29/2031 (b)	165,000	162,596

Province of Ontario (Canada)

2.25%, 5/18/2022 (b)	100,000	101,483

2.45%, 6/29/2022	250,000	254,742

2.20%, 10/3/2022	24,000	24,525

1.75%, 1/24/2023	346,000	353,461

3.40%, 10/17/2023	267,000	284,355

3.05%, 1/29/2024	155,000	164,836

2.50%, 4/27/2026	129,000	138,642

2.30%, 6/15/2026	30,000	31,979

1.05%, 5/21/2027 (b)	10,000	9,992

2.00%, 10/2/2029	25,000	26,161

Province of Quebec (Canada)

2.63%, 2/13/2023 (b)	453,000	468,845

1.50%, 2/11/2025	415,000	427,190

0.60%, 7/23/2025	428,000	426,343

2.50%, 4/20/2026	122,000	131,260

1.35%, 5/28/2030	326,000	322,823

Republic of Colombia (Colombia) 3.00%, 1/30/2030 (b)	336,000	329,470

Republic of Indonesia (Indonesia)

4.45%, 2/11/2024	200,000	218,097

1.85%, 3/12/2031	200,000	194,865

3.50%, 2/14/2050	200,000	208,943

3.35%, 3/12/2071	200,000	196,179

Republic of Korea (South Korea)

5.63%, 11/3/2025	200,000	238,427

2.75%, 1/19/2027	207,000	224,663

1.00%, 9/16/2030	306,000	293,850

4.13%, 6/10/2044	200,000	261,956

Republic of Panama (Panama)

7.13%, 1/29/2026	100,000	123,804

8.88%, 9/30/2027	33,000	45,664

9.38%, 4/1/2029	126,000	186,932

2.25%, 9/29/2032	264,000	257,584

6.70%, 1/26/2036	96,000	131,795

4.50%, 4/1/2056	200,000	228,637

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Republic of Peru (Peru)

1.86%, 12/1/2032	285,000	268,155

3.23%, 7/28/2121	939,000	825,785

Republic of Philippines (Philippines)

7.50%, 9/25/2024	250,000	286,371

9.50%, 10/21/2024	125,000	159,284

10.63%, 3/16/2025	72,000	96,665

9.50%, 2/2/2030	47,000	74,378

2.95%, 5/5/2045	444,000	445,885

Republic of Poland (Poland)

3.00%, 3/17/2023	12,000	12,499

3.25%, 4/6/2026	325,000	358,488

State of Israel Government Bond (Israel)

3.15%, 6/30/2023	200,000	209,912

2.88%, 3/16/2026	200,000	215,664

4.50%, 4/3/2120	201,000	260,601

United Mexican States (Mexico)

8.00%, 9/24/2022	26,000	28,234

4.00%, 10/2/2023	46,000	49,456

3.90%, 4/27/2025	452,000	501,174

4.50%, 4/22/2029	280,000	320,816

6.75%, 9/27/2034	265,000	358,288

5.55%, 1/21/2045	200,000	246,502

4.60%, 1/23/2046	200,000	219,890

5.75%, 10/12/2110	394,000	481,233

Total Foreign Government Securities (Cost $19,196,369)		19,583,528

U.S. Government Agency Securities — 1.5%

FFCB Funding Corp.

0.53%, 1/18/2022	88,000	88,124

0.25%, 6/2/2022	140,000	140,109

1.85%, 8/5/2022	34,000	34,556

0.13%, 11/23/2022	1,050,000	1,050,061

0.57%, 7/2/2024	45,000	44,976

1.30%, 3/30/2027	820,000	822,940

FHLB

1.88%, 12/9/2022	10,000	10,222

3.00%, 12/9/2022	70,000	72,508

1.38%, 2/17/2023	95,000	96,760

2.13%, 3/10/2023	75,000	77,236

3.38%, 12/8/2023	100,000	106,969

2.50%, 2/13/2024	890,000	937,877

1.50%, 8/15/2024	10,000	10,324

2.88%, 9/13/2024	130,000	139,620

2.75%, 12/13/2024	100,000	107,391

2.38%, 3/14/2025	35,000	37,195

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	165

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Government Agency Securities — continued

3.25%, 11/16/2028	1,400,000	1,602,940

2.13%, 9/14/2029	100,000	106,216

5.63%, 3/14/2036	50,000	74,567

5.50%, 7/15/2036	35,000	52,321

FHLMC

0.13%, 7/25/2022	1,489,000	1,489,651

0.38%, 4/20/2023	1,305,000	1,309,681

0.38%, 5/5/2023	600,000	602,155

2.75%, 6/19/2023	282,000	294,972

0.25%, 6/26/2023	210,000	210,233

0.25%, 8/24/2023	650,000	650,567

1.50%, 2/12/2025	379,000	391,803

0.38%, 7/21/2025	73,000	72,373

0.38%, 9/23/2025	10,000	9,898

2.62%, 12/14/2029 (h)	80,000	70,623

6.25%, 7/15/2032	120,000	178,084

FNMA

1.38%, 9/6/2022	72,000	72,952

2.38%, 1/19/2023	121,000	124,717

0.25%, 7/10/2023	10,000	10,011

0.30%, 8/3/2023	1,022,000	1,022,638

2.88%, 9/12/2023	400,000	421,490

2.50%, 2/5/2024	161,000	169,638

2.63%, 9/6/2024	254,000	271,100

1.63%, 10/15/2024	10,000	10,365

0.63%, 4/22/2025	120,000	120,357

0.50%, 6/17/2025	455,000	453,504

2.13%, 4/24/2026	175,000	186,121

1.88%, 9/24/2026	103,000	108,538

6.25%, 5/15/2029	310,000	424,472

7.13%, 1/15/2030	31,000	45,299

0.88%, 8/5/2030	960,000	919,458

6.63%, 11/15/2030	108,000	156,857

6.21%, 8/6/2038	45,000	72,748

Tennessee Valley Authority

1.88%, 8/15/2022	79,000	80,343

0.75%, 5/15/2025	50,000	50,263

7.13%, 5/1/2030	166,000	243,354

Series B, 4.70%, 7/15/2033	612,000	803,284

6.15%, 1/15/2038	35,000	54,013

3.50%, 12/15/2042	95,000	114,314

5.38%, 4/1/2056	39,000	64,339

4.25%, 9/15/2065	51,000	74,034

Total U.S. Government Agency Securities (Cost $16,783,032)		16,967,161

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Supranational — 1.4%

African Development Bank (Supranational)

0.75%, 4/3/2023	540,000	544,714

3.00%, 9/20/2023	100,000	105,553

Asian Development Bank (Supranational)

1.75%, 9/13/2022	173,000	175,888

1.63%, 1/24/2023	125,000	127,552

2.75%, 3/17/2023	64,000	66,539

2.63%, 1/30/2024	150,000	158,247

1.50%, 10/18/2024	60,000	61,888

2.00%, 1/22/2025	100,000	104,902

0.63%, 4/29/2025	100,000	100,126

0.50%, 2/4/2026 (b)	535,000	529,267

2.50%, 11/2/2027	164,000	178,533

2.75%, 1/19/2028	100,000	110,502

3.13%, 9/26/2028	80,000	90,850

1.88%, 1/24/2030	93,000	97,531

0.75%, 10/8/2030	263,000	250,259

Asian Infrastructure Investment Bank (The) (Supranational)

2.25%, 5/16/2024	30,000	31,476

0.50%, 5/28/2025	84,000	83,601

0.50%, 1/27/2026	400,000	395,703

Council of Europe Development Bank (Supranational)

2.63%, 2/13/2023	471,000	487,649

1.38%, 2/27/2025	291,000	299,008

European Bank for Reconstruction & Development (Supranational) 0.50%, 5/19/2025	221,000	220,092

European Investment Bank (Supranational)

1.38%, 9/6/2022	70,000	70,880

2.00%, 12/15/2022	137,000	140,266

2.50%, 3/15/2023	1,284,000	1,329,827

0.25%, 9/15/2023	258,000	257,975

3.25%, 1/29/2024	420,000	449,284

2.63%, 3/15/2024	40,000	42,286

1.88%, 2/10/2025	479,000	500,735

0.63%, 7/25/2025	86,000	85,986

0.38%, 12/15/2025	1,086,000	1,071,676

0.38%, 3/26/2026	2,506,000	2,465,093

1.63%, 10/9/2029 (b)	130,000	134,323

0.75%, 9/23/2030	234,000	223,101

Inter-American Development Bank (Supranational)

2.50%, 1/18/2023	214,000	220,937

SEE NOTES TO FINANCIAL STATEMENTS.

166	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Supranational — continued

0.88%, 4/3/2025	150,000	151,536

7.00%, 6/15/2025	91,000	112,118

0.63%, 7/15/2025	100,000	99,987

2.00%, 6/2/2026	100,000	105,620

3.13%, 9/18/2028	109,000	123,650

2.25%, 6/18/2029	167,000	179,891

3.20%, 8/7/2042	53,000	62,916

4.38%, 1/24/2044	321,000	450,688

International Bank for Reconstruction & Development (Supranational)

2.13%, 2/13/2023	25,000	25,708

3.00%, 9/27/2023	240,000	253,555

2.50%, 3/19/2024	110,000	115,957

2.50%, 11/25/2024	50,000	53,203

1.63%, 1/15/2025	150,000	155,508

0.63%, 4/22/2025	350,000	350,527

2.50%, 7/29/2025	70,000	75,024

3.13%, 11/20/2025	70,000	77,120

1.88%, 10/27/2026	89,000	93,586

2.50%, 11/22/2027	30,000	32,700

1.75%, 10/23/2029	331,000	344,388

0.88%, 5/14/2030	507,000	490,473

4.75%, 2/15/2035	240,000	325,986

International Finance Corp. (Supranational) 2.00%, 10/24/2022	343,000	350,252

Total Supranational (Cost $15,089,927)		15,242,642

Municipal Bonds — 0.5% (i)

California — 0.2%

Bay Area Toll Authority, Toll Bridge

Series 2010S-1, Rev., 6.92%, 4/1/2040	40,000	61,371

Series 2009F-2, Rev., 6.26%, 4/1/2049	100,000	163,782

East Bay Municipal Utility District, Water System Series 2010B, Rev., 5.87%, 6/1/2040	155,000	226,134

Los Angeles Unified School District, Build America Bonds

GO, 5.75%, 7/1/2034	20,000	27,049

Series 2010RY, GO, 6.76%, 7/1/2034	105,000	151,360

Regents of the University of California Medical Center Pooled

Series H, Rev., 6.55%, 5/15/2048	40,000	62,465

Series 2020N, Rev., 3.71%, 5/15/2120	165,000	180,522

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

California — continued

Santa Clara Valley Transportation Authority, Measure A Sales Tax, Build America Bonds Series 2010A, Rev., 5.88%, 4/1/2032	215,000	269,664

State of California, Build America Bonds

GO, 7.50%, 4/1/2034	245,000	385,287

GO, 7.55%, 4/1/2039	100,000	171,629

GO, 7.60%, 11/1/2040	25,000	44,442

University of California, Taxable Series 2020BG, Rev., 1.61%, 5/15/2030	300,000	298,284

Total California		2,041,989

Connecticut — 0.0% (c)

State of Connecticut, Teachers Retirement FD Series A, GO, 5.85%, 3/15/2032	75,000	99,667

Florida — 0.1%

State Board of Administration Finance Corp. Series 2020A, Rev., 1.26%, 7/1/2025	775,000	783,184

Illinois — 0.1%

Chicago O’Hare International Airport, General Airport, Senior Lien Series 2018C, Rev., 4.47%, 1/1/2049	25,000	33,016

Metropolitan Water Reclamation District of Greater Chicago, Build America Bonds GO, 5.72%, 12/1/2038	55,000	78,502

Sales Tax Securitization Corp. Series 2019A, Rev., 4.64%, 1/1/2040	60,000	73,410

State of Illinois, Taxable Pension

GO, 4.95%, 6/1/2023	38,182	40,123

GO, 5.10%, 6/1/2033 (b)	410,000	485,260

Total Illinois		710,311

Missouri — 0.0% (c)

Health and Educational Facilities Authority of the State of Missouri, The Washington University Series 2017A, Rev., 3.65%, 8/15/2057	45,000	55,563

Nebraska — 0.0% (c)

University of Nebraska Facilities Corp., Taxable Series 2019A, Rev., 3.04%, 10/1/2049	50,000	54,209

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	167

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New Jersey — 0.0% (c)

New Jersey Economic Development Authority, Pension Funding Series 1997A, Rev., NATL-RE, 7.43%, 2/15/2029	35,000	45,268

New Jersey Transportation Trust Fund Authority, Transportation System, Build America Bonds Series 2010C, Rev., 5.75%, 12/15/2028	25,000	30,106

New Jersey Turnpike Authority, Build America Bonds Series F, Rev., 7.41%, 1/1/2040	10,000	16,669

Rutgers The State University of New Jersey Series 2019P, Rev., 3.92%, 5/1/2119	55,000	63,984

Total New Jersey		156,027

New York — 0.0% (c)

City of New York, Fiscal Year 2010 Series A-2, GO, 5.21%, 10/1/2031	25,000	30,757

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2010, Build America Bonds Series GG, Rev., 5.72%, 6/15/2042	40,000	60,730

New York State Urban Development Corp., State Personal Income Tax, Build America Bonds Series 2009E, Rev., 5.77%, 3/15/2039	25,000	31,452

New York State Urban Development Corp., State Personal Income Tax, General Purpose Series 2019B, Rev., 3.90%, 3/15/2033	65,000	73,815

Port Authority of New York and New Jersey, Consolidated

Series 182, Rev., 5.31%, 8/1/2046	60,000	67,129

Series 192, Rev., 4.81%, 10/15/2065	120,000	169,241

Total New York		433,124

Ohio — 0.0% (c)

American Municipal Power, Inc., Combined Hydroelectric Projects Series 2010B, Rev., 7.83%, 2/15/2041	25,000	41,876

Oregon — 0.0% (c)

State of Oregon

GO, 5.76%, 6/1/2023	18,887	20,210

GO, 5.89%, 6/1/2027	55,000	66,679

Total Oregon		86,889

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Texas — 0.1%

City of Houston GO, 3.96%, 3/1/2047	40,000	47,613

Grand Parkway Transportation Corp., System Toll Series 2020B, Rev., 3.24%, 10/1/2052	100,000	103,163

Permanent University Fund — Texas A&M University System Series B, Rev., 3.66%, 7/1/2047	20,000	21,739

State of Texas, Transportation Commission Highway Improvement Series 2010A, GO, 4.68%, 4/1/2040	45,000	60,275

State of Texas, Transportation Commission Mobility Fund Series 2009A, GO, 5.52%, 4/1/2039	120,000	173,533

Texas Transportation Commission State Highway Fund, First Tier Series 2010B, Rev., 5.18%, 4/1/2030	125,000	155,145

Total Texas		561,468

Virginia — 0.0% (c)

University of Virginia, Federally Taxable Rev., 2.26%, 9/1/2050	340,000	317,801

Total Municipal Bonds (Cost $5,165,717)		5,342,108

Asset-Backed Securities — 0.3%

AmeriCredit Automobile Receivables Trust Series 2018-1, Class C, 3.50%, 1/18/2024	15,000	15,242

Capital One Multi-Asset Execution Trust

Series 2019-A1, Class A1, 2.84%, 12/15/2024	50,000	50,607

Series 2017-A6, Class A6, 2.29%, 7/15/2025	10,000	10,218

Series 2019-A3, Class A3, 2.06%, 8/15/2028	400,000	421,018

CarMax Auto Owner Trust

Series 2018-1, Class A4, 2.64%, 6/15/2023	25,000	25,176

Series 2019-3, Class A3, 2.18%, 8/15/2024	429,443	435,223

Citibank Credit Card Issuance Trust

Series 2018-A6, Class A6, 3.21%, 12/7/2024	50,000	51,888

Series 2018-A7, Class A7, 3.96%, 10/13/2030	100,000	117,618

Discover Card Execution Note Trust Series 2018-A1, Class A1, 3.03%, 8/15/2025	18,000	18,728

Ford Credit Floorplan Master Owner Trust A Series 2019-3, Class A1, 2.23%, 9/15/2024	75,000	76,553

SEE NOTES TO FINANCIAL STATEMENTS.

168	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — 0.3%

GM Financial Automobile Leasing Trust Series 2020-3, Class A3, 0.45%, 8/21/2023	885,000	886,771

Honda Auto Receivables Owner Trust Series 2019-4, Class A3, 1.83%, 1/18/2024	466,081	470,527

Mercedes-Benz Auto Lease Trust Series 2020-A, Class A3, 1.84%, 12/15/2022	27,059	27,217

Santander Drive Auto Receivables Trust Series 2018-4, Class D, 3.98%, 12/15/2025	95,000	97,209

Synchrony Credit Card Master Note Trust Series 2018-2, Class A, 3.47%, 5/15/2026	50,000	52,657

Toyota Auto Receivables Owner Trust Series 2019-D, Class A3, 1.92%, 1/16/2024	47,508	47,991

World Omni Select Auto Trust Series 2019-A, Class D, 2.59%, 12/15/2025	182,000	186,135

Total Asset-Backed Securities (Cost $2,961,217)		2,990,778

	SHARES
Short-Term Investments — 2.0%

Investment Companies — 1.3%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (j) (k) (Cost $14,709,012)	14,709,012	14,709,012

Investment of Cash Collateral from Securities Loaned — 0.7%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.07% (j) (k)	6,498,550	6,498,550

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (j) (k)	1,092,432	1,092,432

Total Investment of Cash Collateral from Securities Loaned (Cost $7,590,982)		7,590,982

Total Short-Term Investments (Cost $22,299,994)		22,299,994

Total Investments — 101.3% (Cost $1,095,002,372)		1,105,583,212

Liabilities in Excess of Other Assets — (1.3)%		(14,422,929)

NET ASSETS — 100.0%		1,091,160,283

Percentages indicated are based on net assets.

Abbreviations
ACES	Alternative Credit Enhancement Securities
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
REIT	Real Estate Investment Trust
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(b)	The security or a portion of this security is on loan at August 31, 2021. The total value of securities on loan at August 31, 2021 is $7,214,058.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of August 31, 2021.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2021.
(f)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2021.
(h)	The rate shown is the effective yield as of August 31, 2021.
(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(k)	The rate shown is the current yield as of August 31, 2021.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	169

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — 64.7%

Aerospace & Defense — 0.7%

Boeing Co. (The) 4.51%, 5/1/2023	31,519,000	33,392,929

Leidos, Inc. 2.95%, 5/15/2023	46,063,000	47,674,744

Raytheon Technologies Corp. 3.20%, 3/15/2024 (a)	5,792,000	6,153,435

Teledyne Technologies, Inc. 0.65%, 4/1/2023	39,910,000	39,906,588

		127,127,696

Automobiles — 3.0%

BMW US Capital LLC (Germany)

2.95%, 4/14/2022 (b)	18,360,000	18,668,093

3.80%, 4/6/2023 (b)	72,574,000	76,386,688

2.25%, 9/15/2023 (a) (b)	18,130,000	18,748,745

(SOFR + 0.53%), 0.58%, 4/1/2024 (b) (c)	22,838,000	23,100,409

Daimler Finance North America LLC (Germany)

2.85%, 1/6/2022 (b)	2,066,000	2,084,513

(ICE LIBOR USD 3 Month + 0.90%), 1.02%, 2/15/2022 (b) (c)	57,847,000	58,077,462

(ICE LIBOR USD 3 Month + 0.88%), 1.01%, 2/22/2022 (b) (c)	28,500,000	28,610,423

2.55%, 8/15/2022 (b)	9,996,000	10,208,787

0.75%, 3/1/2024 (a) (b)	22,758,000	22,819,315

Hyundai Capital America

3.10%, 4/5/2022 (a) (b)	2,303,000	2,337,816

2.85%, 11/1/2022 (a) (b)	10,000,000	10,260,463

1.15%, 11/10/2022 (b)	27,058,000	27,225,625

0.80%, 4/3/2023 (b)	42,540,000	42,578,529

5.75%, 4/6/2023 (b)	10,021,000	10,804,093

0.88%, 6/14/2024 (b)	30,000,000	29,890,290

Kia Corp. (South Korea) 1.00%, 4/16/2024 (b)	12,580,000	12,626,295

Volkswagen Group of America Finance LLC (Germany)

4.00%, 11/12/2021 (b)	2,195,000	2,210,688

2.90%, 5/13/2022 (b)	29,836,000	30,349,620

2.70%, 9/26/2022 (b)	9,928,000	10,171,137

0.75%, 11/23/2022 (b)	7,436,000	7,459,416

3.13%, 5/12/2023 (b)	22,136,000	23,052,275

4.25%, 11/13/2023 (a) (b)	9,666,000	10,382,579

0.88%, 11/22/2023 (b)	45,500,000	45,755,555

		523,808,816

Banks — 27.6%

ANZ New Zealand Int’l Ltd. (New Zealand)

2.88%, 1/25/2022 (b)	2,585,000	2,612,623

1.90%, 2/13/2023 (a) (b)	3,630,000	3,718,282

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Banks — continued

ASB Bank Ltd. (New Zealand) (ICE LIBOR USD 3 Month + 0.97%), 1.09%, 6/14/2023 (b) (c)	1,441,000	1,461,746

Australia & New Zealand Banking Group Ltd. (Australia)

(ICE LIBOR USD 3 Month + 0.87%), 1.00%, 11/23/2021 (b) (c)	1,470,000	1,472,840

2.55%, 11/23/2021	375,000	377,006

2.63%, 5/19/2022	11,522,000	11,723,150

2.63%, 11/9/2022	16,021,000	16,479,581

2.05%, 11/21/2022	12,527,000	12,809,254

Banco Santander SA (Spain)

3.50%, 4/11/2022	29,407,000	29,974,977

(ICE LIBOR USD 3 Month + 1.09%), 1.22%, 2/23/2023 (c)	6,000,000	6,075,419

3.13%, 2/23/2023	2,200,000	2,283,533

(ICE LIBOR USD 3 Month + 1.12%), 1.24%, 4/12/2023 (c)	4,000,000	4,050,419

3.85%, 4/12/2023	12,600,000	13,264,235

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.45%), 0.70%, 6/30/2024 (c)	46,600,000	46,732,603

2.75%, 5/28/2025	10,000,000	10,543,641

Bank of America Corp.

2.50%, 10/21/2022	1,006,000	1,009,048

3.30%, 1/11/2023	1,473,000	1,533,934

(ICE LIBOR USD 3 Month + 0.93%), 2.82%, 7/21/2023 (c)	2,515,000	2,568,966

4.10%, 7/24/2023	1,101,000	1,178,759

(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (c)	17,197,000	17,755,903

(BSBY3M + 0.43%), 0.53%, 5/28/2024 (c)	59,820,000	59,851,705

(SOFR + 0.41%), 0.52%, 6/14/2024 (c)	49,982,000	49,936,330

(SOFR + 0.73%), 0.78%, 10/24/2024 (a) (c)	37,500,000	37,863,888

(ICE LIBOR USD 3 Month + 0.97%), 3.46%, 3/15/2025 (c)	2,392,000	2,553,334

(SOFR + 0.69%), 0.98%, 4/22/2025 (a) (c)	42,672,000	42,912,916

Bank of Montreal (Canada)

(ICE LIBOR USD 3 Month + 0.40%), 0.53%, 9/10/2021 (c)	25,665,000	25,667,516

(ICE LIBOR USD 3 Month + 0.57%), 0.72%, 3/26/2022 (c)	30,500,000	30,587,515

2.90%, 3/26/2022	8,690,000	8,824,126

2.35%, 9/11/2022	5,511,000	5,631,539

2.05%, 11/1/2022	5,930,000	6,054,311

SEE NOTES TO FINANCIAL STATEMENTS.

170	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Banks — continued

(SOFR + 0.27%), 0.32%, 4/14/2023 (a) (c)	90,125,000	90,228,295

Bank of Nova Scotia (The) (Canada)

(ICE LIBOR USD 3 Month + 0.64%), 0.77%, 3/7/2022 (c)	10,108,000	10,138,975

2.70%, 3/7/2022	11,850,000	12,001,877

2.45%, 9/19/2022	5,887,000	6,029,874

1.95%, 2/1/2023	11,814,000	12,088,193

1.63%, 5/1/2023	2,850,000	2,912,282

0.80%, 6/15/2023 (a)	5,025,000	5,059,351

(SOFR + 0.28%), 0.33%, 6/23/2023 (c)	62,385,000	62,431,164

0.70%, 4/15/2024 (a)	78,350,000	78,505,303

Banque Federative du Credit Mutuel SA (France)

2.70%, 7/20/2022 (a) (b)	10,055,000	10,274,521

2.13%, 11/21/2022 (b)	17,217,000	17,608,390

3.75%, 7/20/2023 (b)	4,865,000	5,161,084

Barclays Bank plc (United Kingdom) 1.70%, 5/12/2022	23,728,000	23,944,337

Barclays plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.63%), 1.74%, 1/10/2023 (c)	27,550,000	27,696,117

3.68%, 1/10/2023	1,800,000	1,821,091

(ICE LIBOR USD 3 Month + 1.40%), 4.61%, 2/15/2023 (c)	60,917,000	62,074,376

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.01%, 12/10/2024 (a) (c)	29,647,000	29,779,503

BNP Paribas SA (France)

2.95%, 5/23/2022 (b)	8,058,000	8,211,664

3.50%, 3/1/2023 (b)	108,656,000	113,546,164

3.80%, 1/10/2024 (b)	42,459,000	45,408,366

3.38%, 1/9/2025 (b)	17,041,000	18,277,311

BNZ International Funding Ltd. (New Zealand)

(ICE LIBOR USD 3 Month + 0.98%), 1.10%, 9/14/2021 (b) (c)	21,969,000	21,975,675

2.10%, 9/14/2021 (b)	7,705,000	7,710,264

2.65%, 11/3/2022 (a) (b)	4,855,000	4,990,110

3.38%, 3/1/2023 (b)	13,260,000	13,841,979

Canadian Imperial Bank of Commerce (Canada)

2.55%, 6/16/2022	740,000	754,044

0.45%, 6/22/2023	88,143,000	88,132,640

0.95%, 6/23/2023	57,416,000	57,954,259

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Banks — continued

(ICE LIBOR USD 3 Month + 0.79%), 2.61%, 7/22/2023 (c)	12,898,000	13,152,817

(SOFR + 0.40%), 0.45%, 12/14/2023 (c)	50,032,000	50,266,520

Capital One NA 2.15%, 9/6/2022	24,273,000	24,684,784

Citigroup, Inc.

(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023 (c)	91,206,000	92,204,246

(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023 (c)	2,097,000	2,142,638

(SOFR + 1.67%), 1.68%, 5/15/2024 (c)	500,000	510,102

(ICE LIBOR USD 3 Month + 1.02%), 4.04%, 6/1/2024 (a) (c)	1,937,000	2,054,506

(SOFR + 0.67%), 0.72%, 5/1/2025 (c)	39,581,000	39,768,756

Citizens Bank NA

(ICE LIBOR USD 3 Month + 0.72%), 0.84%, 2/14/2022 (c)	13,543,000	13,576,148

3.25%, 2/14/2022	21,626,000	21,868,103

2.65%, 5/26/2022	14,375,000	14,599,848

Commonwealth Bank of Australia (Australia)

(ICE LIBOR USD 3 Month + 0.70%), 0.83%, 3/10/2022 (b) (c)	2,348,000	2,356,151

2.75%, 3/10/2022 (a) (b)	1,452,000	1,471,596

2.50%, 9/18/2022 (b)	13,980,000	14,312,715

1.63%, 10/17/2022 (b)	25,290,000	25,684,583

Cooperatieve Rabobank UA (Netherlands)

(ICE LIBOR USD 3 Month + 0.83%), 0.95%, 1/10/2022 (c)	3,700,000	3,711,004

2.75%, 1/10/2022 (a)	420,000	423,834

3.88%, 2/8/2022	18,176,000	18,465,445

3.88%, 9/26/2023 (a) (b)	6,490,000	6,934,989

(SOFR + 0.30%), 0.35%, 1/12/2024 (c)	62,834,000	62,919,418

Credit Agricole Corporate & Investment Bank SA (France) 0.78%, 6/28/2024	47,585,000	47,614,878

Credit Agricole SA (France)

3.38%, 1/10/2022 (b)	3,801,000	3,843,135

3.75%, 4/24/2023 (b)	99,892,000	105,319,461

Credit Suisse Group Funding Guernsey Ltd. (Switzerland) 3.80%, 9/15/2022	50,062,000	51,831,665

DBS Group Holdings Ltd. (Singapore) 2.85%, 4/16/2022 (a) (b)	44,859,000	45,511,434

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	171

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Banks — continued

DNB Bank ASA (Norway) 2.15%, 12/2/2022 (b)	35,121,000	35,978,650

Federation des Caisses Desjardins du Quebec (Canada)

1.95%, 9/26/2022 (b)	25,000,000	25,450,467

(SOFR + 0.43%), 0.48%, 5/21/2024 (b) (c)	41,345,000	41,447,122

0.70%, 5/21/2024 (a) (b)	66,044,000	66,043,958

Fifth Third Bancorp

2.60%, 6/15/2022	33,996,000	34,556,221

1.63%, 5/5/2023	18,545,000	18,906,285

3.65%, 1/25/2024 (a)	23,511,000	25,157,856

Fifth Third Bank NA 2.88%, 10/1/2021	20,518,000	20,518,000

First Republic Bank (SOFR + 0.62%), 1.91%, 2/12/2024 (c)	592,000	603,992

HSBC Holdings plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.06%), 3.26%, 3/13/2023 (c)	13,106,000	13,310,288

3.60%, 5/25/2023	12,181,000	12,844,805

(SOFR + 0.53%), 0.73%, 8/17/2024 (c)	48,545,000	48,628,100

(SOFR + 0.71%), 0.98%, 5/24/2025 (c)	59,681,000	59,711,132

Huntington National Bank (The)

3.13%, 4/1/2022	2,128,000	2,159,166

2.50%, 8/7/2022	16,029,000	16,339,104

1.80%, 2/3/2023	500,000	510,017

ING Groep NV (Netherlands)

(ICE LIBOR USD 3 Month + 1.15%), 1.30%, 3/29/2022 (c)	28,625,000	28,763,700

3.15%, 3/29/2022	58,170,000	59,144,555

4.10%, 10/2/2023	3,730,000	4,003,459

Intesa Sanpaolo SpA (Italy) 3.13%, 7/14/2022 (b)	30,183,000	30,871,303

KeyBank NA

2.40%, 6/9/2022	965,000	981,246

2.30%, 9/14/2022	5,119,000	5,230,443

1.25%, 3/10/2023	500,000	507,175

(SOFR + 0.32%), 0.37%, 6/14/2024 (c)	27,458,000	27,489,216

(SOFR + 0.32%), 0.43%, 6/14/2024 (c)	68,003,000	68,041,237

Lloyds Banking Group plc (United Kingdom)

3.00%, 1/11/2022	7,896,000	7,974,456

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Banks — continued

(ICE LIBOR USD 3 Month + 1.25%), 2.86%, 3/17/2023 (c)	78,163,000	79,212,006

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.33%, 6/15/2023 (c)	15,176,000	15,283,015

4.05%, 8/16/2023	22,633,000	24,164,040

(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023 (c)	3,334,000	3,425,658

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.70%, 5/11/2024 (c)	45,000,000	45,164,124

Mitsubishi UFJ Financial Group, Inc. (Japan)

(ICE LIBOR USD 3 Month + 1.06%), 1.18%, 9/13/2021 (c)	6,387,000	6,389,108

2.19%, 9/13/2021	1,877,000	1,878,182

(ICE LIBOR USD 3 Month + 0.92%), 1.05%, 2/22/2022 (c)	4,789,000	4,808,922

3.00%, 2/22/2022	42,869,000	43,432,381

(ICE LIBOR USD 3 Month + 0.70%), 0.83%, 3/7/2022 (c)	22,890,000	22,962,915

3.22%, 3/7/2022	3,842,000	3,900,748

2.62%, 7/18/2022 (a)	24,117,000	24,617,154

2.67%, 7/25/2022	10,807,000	11,037,392

3.46%, 3/2/2023	351,000	367,374

(ICE LIBOR USD 3 Month + 0.86%), 0.99%, 7/26/2023 (c)	1,594,000	1,614,843

3.76%, 7/26/2023	2,493,000	2,650,255

Mizuho Financial Group, Inc. (Japan)

(ICE LIBOR USD 3 Month + 0.94%), 1.06%, 2/28/2022 (a) (c)	1,765,000	1,772,764

2.60%, 9/11/2022 (a)	14,686,000	15,036,309

3.55%, 3/5/2023	3,942,000	4,127,878

(ICE LIBOR USD 3 Month + 0.84%), 0.97%, 7/16/2023 (c)	9,601,000	9,655,552

(ICE LIBOR USD 3 Month + 0.84%), 2.72%, 7/16/2023 (c)	4,363,000	4,452,790

(ICE LIBOR USD 3 Month + 0.85%), 0.97%, 9/13/2023 (c)	107,214,000	107,852,727

(ICE LIBOR USD 3 Month + 0.63%), 0.76%, 5/25/2024 (c)	10,000,000	10,054,621

(SOFR + 1.25%), 1.24%, 7/10/2024 (c)	15,000,000	15,186,223

(SOFR + 0.87%), 0.85%, 9/8/2024 (c)	29,700,000	29,837,750

(ICE LIBOR USD 3 Month + 1.00%), 3.92%, 9/11/2024 (c)	8,066,000	8,598,233

MUFG Americas Holdings Corp. 3.50%, 6/18/2022	9,413,000	9,652,281

SEE NOTES TO FINANCIAL STATEMENTS.

172	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Banks — continued

MUFG Bank Ltd. (Japan) 4.10%, 9/9/2023 (b)	200,000	214,822

MUFG Union Bank NA

3.15%, 4/1/2022	1,220,000	1,237,876

(SOFR + 0.71%), 0.76%, 12/9/2022 (c)	24,750,000	24,915,692

National Australia Bank Ltd. (Australia)

3.38%, 9/20/2021	6,250,000	6,259,688

(ICE LIBOR USD 3 Month + 0.71%), 0.83%, 11/4/2021 (b) (c)	18,111,000	18,134,748

3.70%, 11/4/2021	250,000	251,517

2.50%, 5/22/2022	8,967,000	9,119,436

1.88%, 12/13/2022 (a)	7,765,000	7,933,965

3.00%, 1/20/2023	5,600,000	5,813,816

2.88%, 4/12/2023	3,345,000	3,482,519

National Bank of Canada (Canada)

2.15%, 10/7/2022 (a) (b)	13,125,000	13,386,844

2.10%, 2/1/2023	43,700,000	44,760,245

(SOFR + 0.30%), 0.35%, 5/16/2023 (a) (c)	51,913,000	51,934,395

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.77%), 0.90%, 8/15/2023 (c)	15,000,000	15,074,231

Natwest Group plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.47%), 1.59%, 5/15/2023 (c)	83,064,000	83,780,088

(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023 (c)	9,400,000	9,599,182

3.88%, 9/12/2023	40,000,000	42,571,958

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.15%), 2.36%, 5/22/2024 (c)	133,000	136,687

(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025 (c)	10,045,000	10,887,865

NatWest Markets plc (United Kingdom)

3.63%, 9/29/2022 (b)	25,670,000	26,584,920

2.38%, 5/21/2023 (b)	10,000,000	10,337,444

(SOFR + 0.53%), 0.58%, 8/12/2024 (b) (c)	20,000,000	20,074,695

Nordea Bank Abp (Finland)

1.00%, 6/9/2023 (a) (b)	15,826,000	16,020,517

3.75%, 8/30/2023 (b)	1,534,000	1,633,020

0.63%, 5/24/2024 (a) (b)	10,838,000	10,862,145

PNC Bank NA

(ICE LIBOR USD 3 Month + 0.42%), 2.03%, 12/9/2022 (a) (c)	3,610,000	3,627,023

(ICE LIBOR USD 3 Month + 0.32%), 1.74%, 2/24/2023 (c)	2,405,000	2,421,697

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Banks — continued

PNC Financial Services Group, Inc. (The) 2.85%, 11/9/2022 (d)	1,465,000	1,509,696

Royal Bank of Canada (Canada)

(ICE LIBOR USD 3 Month + 0.73%), 0.85%, 2/1/2022 (c)	1,333,000	1,336,861

2.75%, 2/1/2022	12,939,000	13,076,443

1.95%, 1/17/2023 (a)	479,000	490,146

1.60%, 4/17/2023	26,338,000	26,905,176

(SOFR + 0.45%), 0.50%, 10/26/2023 (c)	62,070,000	62,381,754

Santander UK plc (United Kingdom)

(ICE LIBOR USD 3 Month + 0.66%), 0.78%, 11/15/2021 (a) (c)	20,219,000	20,244,439

2.10%, 1/13/2023 (a)	21,152,000	21,664,513

Skandinaviska Enskilda Banken AB (Sweden)

1.88%, 9/13/2021	22,200,000	22,211,928

3.05%, 3/25/2022 (b)	13,760,000	13,969,702

2.20%, 12/12/2022 (b)	10,957,000	11,226,542

Societe Generale SA (France)

4.25%, 9/14/2023 (b)	16,840,000	18,034,332

3.88%, 3/28/2024 (b)	46,589,000	49,986,365

2.63%, 10/16/2024 (b)	20,595,000	21,485,240

2.63%, 1/22/2025 (b)	5,000,000	5,216,720

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.04%, 6/18/2025 (a) (b) (c)	75,000,000	74,665,825

Standard Chartered plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.20%), 1.33%, 9/10/2022 (a) (b) (c)	40,825,000	40,834,269

(ICE LIBOR USD 3 Month + 1.20%), 2.74%, 9/10/2022 (b) (c)	40,600,000	40,620,169

(ICE LIBOR USD 3 Month + 1.15%), 1.28%, 1/20/2023 (b) (c)	9,712,000	9,750,124

(ICE LIBOR USD 3 Month + 1.15%), 4.25%, 1/20/2023 (b) (c)	41,232,000	41,828,605

(SOFR + 1.25%), 1.30%, 10/14/2023 (b) (c)	21,479,000	21,690,550

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 1.32%, 10/14/2023 (b) (c)	16,742,000	16,868,003

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 0.99%, 1/12/2025 (b) (c)	10,000,000	9,980,722

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	173

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Banks — continued

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.88%), 1.21%, 3/23/2025 (b) (c)	12,000,000	12,045,183

Sumitomo Mitsui Banking Corp. (Japan) 3.20%, 7/18/2022 (a)	24,653,000	25,296,659

Sumitomo Mitsui Financial Group, Inc. (Japan)

(ICE LIBOR USD 3 Month + 1.14%), 1.27%, 10/19/2021 (c)	5,067,000	5,074,649

2.44%, 10/19/2021	29,688,000	29,775,954

(ICE LIBOR USD 3 Month + 0.97%), 1.09%, 1/11/2022 (c)	19,000,000	19,064,373

2.85%, 1/11/2022	262,000	264,483

2.78%, 7/12/2022	45,567,000	46,563,726

2.78%, 10/18/2022	6,875,000	7,068,669

3.10%, 1/17/2023	184,000	190,990

Svenska Handelsbanken AB (Sweden) 1.88%, 9/7/2021	4,537,000	4,537,925

Toronto-Dominion Bank (The) (Canada)

1.90%, 12/1/2022	3,189,000	3,255,808

0.25%, 1/6/2023 (a)	78,100,000	78,117,677

(SOFR + 0.24%), 0.29%, 1/6/2023 (c)	73,141,000	73,296,452

(SOFR + 0.48%), 0.53%, 1/27/2023 (c)	29,380,000	29,546,846

(SOFR + 0.22%), 0.26%, 6/2/2023 (c)	84,848,000	84,923,515

0.75%, 6/12/2023	33,955,000	34,207,325

0.45%, 9/11/2023	48,000	48,040

Truist Financial Corp.

2.70%, 1/27/2022	271,000	273,179

3.05%, 6/20/2022	17,689,000	18,046,902

(SOFR + 0.40%), 0.45%, 6/9/2025 (c)	84,100,000	84,262,360

US Bancorp (ICE LIBOR USD 3 Month + 0.64%), 0.77%, 1/24/2022 (c)	54,000	54,109

US Bank NA

3.45%, 11/16/2021	279,000	280,092

1.80%, 1/21/2022	500,000	502,462

2.65%, 5/23/2022	2,081,000	2,114,086

(BSBY3M + 0.17%), 0.26%, 6/2/2023 (c)	122,220,000	122,096,924

Wells Fargo & Co.

3.75%, 1/24/2024	4,790,000	5,132,588

(SOFR + 1.60%), 1.65%, 6/2/2024 (c)	24,600,000	25,118,518

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Banks — continued

(SOFR + 0.51%), 0.81%, 5/19/2025 (a) (c)	19,800,000	19,884,528

Wells Fargo Bank NA

(ICE LIBOR USD 3 Month + 0.51%), 0.65%, 10/22/2021 (c)	445,000	445,202

3.55%, 8/14/2023	41,330,000	43,820,959

Westpac Banking Corp. (Australia)

(ICE LIBOR USD 3 Month + 0.85%), 0.97%, 1/11/2022 (c)	4,524,000	4,537,776

2.50%, 6/28/2022	8,763,000	8,933,154

2.00%, 1/13/2023	1,140,000	1,167,944

		4,900,586,498

Beverages — 0.6%

Coca-Cola Europacific Partners plc (United Kingdom) 0.50%, 5/5/2023 (b)	52,288,000	52,252,612

Heineken NV (Netherlands) 2.75%, 4/1/2023 (b)	6,250,000	6,458,621

Keurig Dr Pepper, Inc. 0.75%, 3/15/2024	53,588,000	53,651,969

		112,363,202

Biotechnology — 0.8%

AbbVie, Inc.

3.38%, 11/14/2021	8,000,000	8,050,828

(ICE LIBOR USD 3 Month + 0.46%), 0.59%, 11/19/2021 (c)	19,800,000	19,816,632

2.15%, 11/19/2021	38,122,000	38,279,260

5.00%, 12/15/2021	7,500,000	7,513,041

3.45%, 3/15/2022	9,930,000	10,045,852

Gilead Sciences, Inc.

(ICE LIBOR USD 3 Month + 0.15%), 0.27%, 9/17/2021 (c)	29,439,000	29,440,536

3.25%, 9/1/2022	22,641,000	23,207,081

		136,353,230

Capital Markets — 5.6%

Bank of New York Mellon Corp. (The)

2.60%, 2/7/2022	383,000	386,251

1.85%, 1/27/2023 (a)	1,210,000	1,236,225

2.95%, 1/29/2023	396,000	410,036

3.50%, 4/28/2023	818,000	860,919

(ICE LIBOR USD 3 Month + 0.63%), 2.66%, 5/16/2023 (c)	5,401,000	5,491,718

Charles Schwab Corp. (The)

3.23%, 9/1/2022	300,000	308,786

2.65%, 1/25/2023	3,499,000	3,606,251

SEE NOTES TO FINANCIAL STATEMENTS.

174	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Capital Markets — continued

(SOFR + 0.50%), 0.55%, 3/18/2024 (c)	1,642,000	1,653,340

Credit Suisse AG (Switzerland)

(SOFR + 0.45%), 0.50%, 2/4/2022 (c)	5,878,000	5,886,817

2.80%, 4/8/2022	67,624,000	68,694,993

1.00%, 5/5/2023	8,715,000	8,804,321

Series FXD, 0.52%, 8/9/2023	75,930,000	76,091,133

(SOFR + 0.39%), 0.44%, 2/2/2024 (c)	40,999,000	41,008,840

Daiwa Securities Group, Inc. (Japan) 3.13%, 4/19/2022 (a) (b)	2,583,000	2,627,883

Deutsche Bank AG (Germany) 0.90%, 5/28/2024 (a)	24,100,000	24,109,536

Goldman Sachs Group, Inc. (The)

(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022 (c)	21,529,000	21,615,483

(SOFR + 0.41%), 0.46%, 1/27/2023 (c)	25,368,000	25,379,514

(ICE LIBOR USD 3 Month + 1.05%), 1.18%, 6/5/2023 (c)	9,896,000	9,957,322

(ICE LIBOR USD 3 Month + 1.00%), 1.13%, 7/24/2023 (c)	1,343,000	1,352,547

Series VAR, (SOFR + 0.54%), 0.63%, 11/17/2023 (c)	33,389,000	33,436,200

(SOFR + 0.57%), 0.67%, 3/8/2024 (c)	77,500,000	77,626,325

Intercontinental Exchange, Inc. 2.35%, 9/15/2022	2,115,000	2,155,923

Macquarie Bank Ltd. (Australia)

(ICE LIBOR USD 3 Month + 0.45%), 0.58%, 11/24/2021 (b) (c)	47,038,000	47,086,297

2.10%, 10/17/2022 (b)	4,920,000	5,022,889

0.44%, 12/16/2022 (b)	85,955,000	86,060,552

Moody’s Corp. 4.50%, 9/1/2022	2,048,000	2,110,335

Morgan Stanley

2.63%, 11/17/2021	24,860,000	24,986,546

2.75%, 5/19/2022	36,682,000	37,348,269

(SOFR + 0.70%), 0.75%, 1/20/2023 (c)	18,323,000	18,365,510

3.13%, 1/23/2023	18,075,000	18,775,406

(SOFR + 0.47%), 0.56%, 11/10/2023 (c)	21,754,000	21,790,183

(SOFR + 0.46%), 0.53%, 1/25/2024 (c)	8,363,000	8,366,997

(SOFR + 0.62%), 0.73%, 4/5/2024 (c)	38,073,000	38,190,500

(SOFR + 0.53%), 0.79%, 5/30/2025 (c)	25,000,000	24,945,326

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Capital Markets — continued

State Street Corp. (SOFR + 2.69%), 2.82%, 3/30/2023 (c)	15,059,000	15,282,996

UBS AG (Switzerland)

1.75%, 4/21/2022 (b)	48,121,000	48,544,228

0.38%, 6/1/2023 (a) (b)	36,814,000	36,788,421

(SOFR + 0.36%), 0.41%, 2/9/2024 (b) (c)	23,894,000	24,059,585

(SOFR + 0.45%), 0.50%, 8/9/2024 (b) (c)	38,693,000	38,899,621

UBS Group AG (Switzerland)

(ICE LIBOR USD 3 Month + 1.22%), 1.35%, 5/23/2023 (b) (c)	5,805,000	5,851,325

3.49%, 5/23/2023 (b)	290,000	296,477

(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (b) (c)	35,380,000	36,192,996

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 1.01%, 7/30/2024 (b) (c)	36,500,000	36,733,628

		988,398,450

Chemicals — 0.4%

Air Liquide Finance SA (France) 1.75%, 9/27/2021 (b)	20,860,000	20,882,813

Chevron Phillips Chemical Co. LLC 3.30%, 5/1/2023 (b)	4,703,000	4,919,227

International Flavors & Fragrances, Inc. 0.70%, 9/15/2022 (b)	15,000,000	15,040,263

Nutrien Ltd. (Canada) 1.90%, 5/13/2023 (a)	22,880,000	23,383,237

Westlake Chemical Corp. 0.88%, 8/15/2024	4,583,000	4,586,162

		68,811,702

Construction Materials — 0.1%

Martin Marietta Materials, Inc. 0.65%, 7/15/2023	12,964,000	12,994,160

Consumer Finance — 3.5%

AerCap Ireland Capital DAC (Ireland) 4.13%, 7/3/2023	20,510,000	21,658,428

American Express Co.

(ICE LIBOR USD 3 Month + 0.60%), 0.72%, 11/5/2021 (c)	12,004,000	12,010,139

2.75%, 5/20/2022	117,000	118,863

2.50%, 8/1/2022	8,699,000	8,862,476

2.65%, 12/2/2022	885,000	911,674

3.40%, 2/27/2023	4,933,000	5,143,065

3.70%, 8/3/2023	3,130,000	3,318,944

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	175

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Consumer Finance — continued

American Express Credit Corp.

(ICE LIBOR USD 3 Month + 0.70%), 0.83%, 3/3/2022 (c)	235,000	235,653

American Honda Finance Corp.

(ICE LIBOR USD 3 Month + 0.15%), 0.28%, 2/22/2023 (c)	99,001,000	99,116,526

0.35%, 4/20/2023 (a)	22,306,000	22,302,743

0.88%, 7/7/2023 (a)	9,506,000	9,585,436

Avolon Holdings Funding Ltd. (Ireland) 3.63%, 5/1/2022 (b)	26,415,000	26,879,610

Capital One Financial Corp.

(ICE LIBOR USD 3 Month + 0.95%), 1.07%, 3/9/2022 (c)	8,214,000	8,245,386

2.60%, 5/11/2023	62,346,000	64,551,463

Caterpillar Financial Services Corp.

(ICE LIBOR USD 3 Month + 0.28%), 0.41%, 9/7/2021 (c)	5,838,000	5,838,262

(ICE LIBOR USD 3 Month + 0.22%), 0.36%, 1/6/2022 (c)	1,730,000	1,731,538

1.95%, 11/18/2022	7,500,000	7,658,114

2.55%, 11/29/2022	9,656,000	9,930,914

General Motors Financial Co., Inc.

(SOFR + 1.20%), 1.25%, 11/17/2023 (c)	23,000,000	23,366,389

1.05%, 3/8/2024	18,436,000	18,551,910

John Deere Capital Corp.

(ICE LIBOR USD 3 Month + 0.26%), 0.39%, 9/10/2021 (c)	300,000	300,021

3.15%, 10/15/2021	7,600,000	7,625,679

3.20%, 1/10/2022	189,000	191,057

(ICE LIBOR USD 3 Month + 0.38%), 0.51%, 3/7/2022 (c)	145,000	145,282

2.75%, 3/15/2022	1,000,000	1,014,136

2.80%, 1/27/2023	573,000	593,313

Toyota Motor Credit Corp.

(ICE LIBOR USD 3 Month + 0.15%), 0.27%, 2/14/2022 (c)	30,437,000	30,455,436

0.45%, 7/22/2022	4,299,000	4,308,560

0.35%, 10/14/2022	30,417,000	30,459,587

(SOFR + 0.20%), 0.25%, 2/13/2023 (c)	74,615,000	74,604,096

0.40%, 4/6/2023	60,127,000	60,242,839

(SOFR + 0.33%), 0.38%, 1/11/2024 (a) (c)	61,779,000	61,955,696

		621,913,235

Diversified Financial Services — 1.8%

AIG Global Funding

1.90%, 10/6/2021 (b)	11,007,000	11,024,571

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Diversified Financial Services — continued

2.70%, 12/15/2021 (b)	412,000	414,798

2.30%, 7/1/2022 (b)	2,125,000	2,159,959

0.80%, 7/7/2023 (b)	8,310,000	8,382,772

(SOFR + 0.38%), 0.43%, 12/15/2023 (b) (c)	48,943,000	49,045,779

Citigroup Global Markets Holdings, Inc. 0.75%, 6/7/2024	33,597,000	33,461,522

CK Hutchison International 16 Ltd. (United Kingdom) 1.88%, 10/3/2021 (b)	38,819,000	38,864,806

CK Hutchison International 17 Ltd. (United Kingdom) 2.88%, 4/5/2022 (b)	3,245,000	3,290,106

Element Fleet Management Corp. (Canada) 1.60%, 4/6/2024 (b)	9,954,000	10,104,155

National Rural Utilities Cooperative Finance Corp. 2.30%, 9/15/2022	2,070,000	2,110,951

Series D, (ICE LIBOR USD 3 Month + 0.07%), 0.19%, 2/16/2023 (c)	65,911,000	65,802,234

NTT Finance Corp. (Japan) 0.37%, 3/3/2023 (b)	40,004,000	40,007,576

ORIX Corp. (Japan) 2.90%, 7/18/2022	147,000	150,264

Siemens Financieringsmaatschappij NV (Germany) 1.70%, 9/15/2021 (b)	1,805,000	1,806,019

(ICE LIBOR USD 3 Month + 0.61%), 0.73%, 3/16/2022 (b) (c)	1,227,000	1,231,197

0.40%, 3/11/2023 (b)	14,889,000	14,939,536

(SOFR + 0.43%), 0.48%, 3/11/2024 (b) (c)	31,468,000	31,696,033

		314,492,278

Diversified Telecommunication Services — 1.0%

AT&T, Inc. (SOFR + 0.64%), 0.69%, 3/25/2024 (a) (c)	24,755,000	24,808,965

Bell Canada (The) (Canada)

Series US-3, 0.75%, 3/17/2024 (a)	108,200,000	108,597,354

Deutsche Telekom International Finance BV (Germany) 2.49%, 9/19/2023 (b)	15,070,000	15,633,629

Telstra Corp. Ltd. (Australia) 4.80%, 10/12/2021 (b)	700,000	703,493

Verizon Communications, Inc.

(ICE LIBOR USD 3 Month + 1.00%), 1.12%, 3/16/2022 (c)	28,319,000	28,467,587

		178,211,028

SEE NOTES TO FINANCIAL STATEMENTS.

176	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Electric Utilities — 1.7%

American Electric Power Co., Inc. Series M, 0.75%, 11/1/2023	9,684,000	9,684,886

Duke Energy Corp. 2.40%, 8/15/2022	29,257,000	29,798,983

Duke Energy Progress LLC Series A, (ICE LIBOR USD 3 Month + 0.18%), 0.30%, 2/18/2022 (c)	15,373,000	15,373,245

Emera US Finance LP (Canada) 0.83%, 6/15/2024 (b)	11,121,000	11,060,199

Entergy Louisiana LLC 0.62%, 11/17/2023	34,117,000	34,131,531

Eversource Energy

Series T, (SOFR + 0.25%), 0.30%, 8/15/2023 (c)	22,322,000	22,348,563

Series N, 3.80%, 12/1/2023	174,000	186,307

Mississippi Power Co. Series A, (SOFR + 0.30%), 0.35%, 6/28/2024 (c)	19,771,000	19,832,920

NextEra Energy Capital Holdings, Inc.

(ICE LIBOR USD 3 Month + 0.72%), 0.85%, 2/25/2022 (c)	42,944,000	43,073,346

2.90%, 4/1/2022	4,780,000	4,852,473

1.95%, 9/1/2022	30,000,000	30,491,102

(ICE LIBOR USD 3 Month + 0.27%), 0.40%, 2/22/2023 (c)	29,947,000	29,949,869

0.65%, 3/1/2023	15,975,000	16,036,692

PECO Energy Co. 1.70%, 9/15/2021	1,250,000	1,250,711

Southern Co. (The) Series 21-A, 0.60%, 2/26/2024	34,448,000	34,433,150

		302,503,977

Electrical Equipment — 0.0% (e)

ABB Finance USA, Inc. (Switzerland) 2.88%, 5/8/2022	1,400,000	1,424,976

Eaton Corp. 2.75%, 11/2/2022	4,062,000	4,176,752

		5,601,728

Electronic Equipment, Instruments & Components — 0.2%

SYNNEX Corp. 1.25%, 8/9/2024 (b)	42,522,000	42,555,167

Entertainment — 0.2%

TWDC Enterprises 18 Corp.

2.55%, 2/15/2022	3,453,000	3,490,446

2.35%, 12/1/2022 (a)	5,400,000	5,539,130

Walt Disney Co. (The)

(ICE LIBOR USD 3 Month + 0.25%), 0.38%, 9/1/2021 (a) (c)	6,678,000	6,678,000

1.65%, 9/1/2022	19,999,000	20,282,663

3.00%, 9/15/2022	5,500,000	5,650,294

		41,640,533

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Food & Staples Retailing — 0.7%

7-Eleven, Inc.

(ICE LIBOR USD 3 Month + 0.45%), 0.58%, 8/10/2022 (b) (c)	52,108,000	52,124,706

0.63%, 2/10/2023 (b)	62,391,000	62,324,715

Kroger Co. (The) 2.95%, 11/1/2021	9,610,000	9,631,045

		124,080,466

Food Products — 0.5%

Cargill, Inc. 3.30%, 3/1/2022 (b)	3,075,000	3,098,999

Conagra Brands, Inc. 0.50%, 8/11/2023	23,177,000	23,165,996

Mondelez International Holdings Netherlands BV

2.00%, 10/28/2021 (b)	36,765,000	36,814,720

2.13%, 9/19/2022 (b)	20,385,000	20,783,564

Mondelez International, Inc. 0.63%, 7/1/2022	7,039,000	7,059,017

Nestle Holdings, Inc. 3.10%, 9/24/2021 (b)	451,000	451,325

Unilever Capital Corp. (United Kingdom) 3.00%, 3/7/2022	1,541,000	1,563,223

		92,936,844

Gas Utilities — 1.9%

Atmos Energy Corp.

(ICE LIBOR USD 3 Month + 0.38%), 0.50%, 3/9/2023 (c)	87,431,000	87,359,778

0.63%, 3/9/2023	55,468,000	55,473,468

CenterPoint Energy Resources Corp.

(ICE LIBOR USD 3 Month + 0.50%), 0.63%, 3/2/2023 (c)	27,945,000	27,953,558

0.70%, 3/2/2023 (a)	25,216,000	25,219,530

ONE Gas, Inc.

(ICE LIBOR USD 3 Month + 0.61%), 0.73%, 3/11/2023 (c)	60,795,000	60,802,803

0.85%, 3/11/2023	82,093,000	82,099,929

Southern Natural Gas Co. LLC 0.63%, 4/28/2023 (b)	4,600,000	4,603,356

		343,512,422

Health Care Equipment & Supplies — 0.0% (e)

Abbott Laboratories 2.55%, 3/15/2022	143,000	144,787

DH Europe Finance II SARL 2.05%, 11/15/2022	1,000,000	1,021,345

		1,166,132

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	177

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Health Care Providers & Services — 0.7%

AmerisourceBergen Corp. 0.74%, 3/15/2023	39,580,000	39,644,891

Anthem, Inc.

3.13%, 5/15/2022	22,700,000	23,151,074

3.30%, 1/15/2023	2,946,000	3,062,330

Cigna Corp.

(ICE LIBOR USD 3 Month + 0.89%), 1.02%, 7/15/2023 (c)	14,963,000	15,165,949

0.61%, 3/15/2024	19,803,000	19,806,981

Humana, Inc. 0.65%, 8/3/2023	16,792,000	16,804,060

UnitedHealth Group, Inc.

3.38%, 11/15/2021	1,051,000	1,053,575

2.88%, 12/15/2021	1,265,000	1,274,589

2.88%, 3/15/2022	4,716,000	4,751,634

3.35%, 7/15/2022	2,251,000	2,313,386

		127,028,469

Hotels, Restaurants & Leisure — 0.4%

McDonald’s Corp. 2.63%, 1/15/2022	52,053,000	52,487,916

Starbucks Corp. 1.30%, 5/7/2022	10,231,000	10,297,857

		62,785,773

Household Products — 0.2%

Church & Dwight Co., Inc. 2.45%, 8/1/2022	5,800,000	5,910,627

Reckitt Benckiser Treasury Services plc (United Kingdom) 2.38%, 6/24/2022 (a) (b)	30,205,000	30,679,772

		36,590,399

Industrial Conglomerates — 0.2%

3M Co.

1.75%, 2/14/2023	205,000	209,118

2.25%, 3/15/2023	5,202,000	5,346,378

Honeywell International, Inc.

2.15%, 8/8/2022	3,051,000	3,102,242

0.48%, 8/19/2022 (a)	4,401,000	4,401,660

Roper Technologies, Inc.

2.80%, 12/15/2021	9,603,000	9,648,014

0.45%, 8/15/2022	5,216,000	5,224,964

		27,932,376

Insurance — 5.8%

AIA Group Ltd. (Hong Kong)

(ICE LIBOR USD 3 Month + 0.52%), 0.65%, 9/20/2021 (b) (c)	10,683,000	10,679,314

American International Group, Inc. 4.88%, 6/1/2022	291,000	300,847

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Insurance — continued

Athene Global Funding

1.20%, 10/13/2023 (b)	62,010,000	62,804,895

0.95%, 1/8/2024 (b)	33,070,000	33,267,952

1.00%, 4/16/2024 (a) (b)	28,370,000	28,556,086

(SOFR + 0.70%), 0.75%, 5/24/2024 (b) (c)	43,521,000	43,754,708

Brighthouse Financial Global Funding

0.60%, 6/28/2023 (b)	11,451,000	11,460,858

(SOFR + 0.76%), 0.81%, 4/12/2024 (b) (c)	7,494,000	7,547,175

1.00%, 4/12/2024 (b)	7,007,000	7,062,841

Equitable Financial Life Global Funding

(SOFR + 0.39%), 0.44%, 4/6/2023 (b) (c)	63,649,000	63,787,527

Guardian Life Global Funding

2.50%, 5/8/2022 (b)	5,994,000	6,087,028

3.40%, 4/25/2023 (b)	500,000	524,995

Jackson National Life Global Funding

3.30%, 2/1/2022 (b)	4,970,000	5,033,699

2.50%, 6/27/2022 (b)	2,091,000	2,129,294

2.38%, 9/15/2022 (b)	900,000	919,908

(SOFR + 0.60%), 0.65%, 1/6/2023 (a) (b) (c)	22,504,000	22,626,454

3.25%, 1/30/2024 (b)	21,256,000	22,587,025

MassMutual Global Funding II

(SOFR + 0.22%), 0.26%, 6/2/2023 (a) (b) (c)	110,062,000	110,198,551

0.85%, 6/9/2023 (b)	39,446,000	39,833,261

Met Tower Global Funding 0.55%, 7/13/2022 (a) (b)	35,928,000	36,041,317

Metropolitan Life Global Funding I

1.95%, 9/15/2021 (b)	7,177,000	7,181,756

3.45%, 10/9/2021 (b)	7,975,000	8,002,054

3.38%, 1/11/2022 (b)	850,000	859,731

3.00%, 1/10/2023 (b)	243,000	251,793

0.90%, 6/8/2023 (b)	16,933,000	17,101,098

New York Life Global Funding

2.30%, 6/10/2022 (b)	1,650,000	1,677,382

0.40%, 9/20/2022 (b)	52,840,000	52,994,423

1.10%, 5/5/2023 (a) (b)	15,873,000	16,067,001

(SOFR + 0.19%), 0.24%, 6/30/2023 (b) (c)	38,671,000	38,682,481

Principal Life Global Funding II

(ICE LIBOR USD 3 Month + 0.40%), 0.54%, 10/6/2021 (b) (c)	40,392,000	40,406,339

2.38%, 11/21/2021 (b)	485,000	487,134

1.25%, 5/11/2023 (a) (b)	84,951,000	86,198,075

SEE NOTES TO FINANCIAL STATEMENTS.

178	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Insurance — continued

Protective Life Global Funding

0.33%, 12/9/2022 (b)	180,705,000	180,660,835

1.08%, 6/9/2023 (b)	8,062,000	8,169,713

Reliance Standard Life Global Funding II

2.63%, 7/22/2022 (b)	9,073,000	9,261,615

2.15%, 1/21/2023 (b)	9,976,000	10,197,483

2.50%, 10/30/2024 (b)	2,780,000	2,898,677

Suncorp-Metway Ltd. (Australia) 2.80%, 5/4/2022 (b)	145,000	147,404

Swiss Re Treasury U.S. Corp. (Switzerland) 2.88%, 12/6/2022 (b)	35,796,000	36,781,304

		1,033,230,033

IT Services — 0.0% (e)

International Business Machines Corp.

1.88%, 8/1/2022	1,775,000	1,802,570

2.88%, 11/9/2022	2,215,000	2,282,062

		4,084,632

Metals & Mining — 0.1%

Glencore Funding LLC (Australia) 4.13%, 5/30/2023 (b)	5,620,000	5,943,206

Newmont Corp. 3.50%, 3/15/2022 (a)	13,848,000	13,968,282

		19,911,488

Multi-Utilities — 0.5%

Berkshire Hathaway Energy Co. 3.75%, 11/15/2023	2,000,000	2,132,126

CenterPoint Energy, Inc.

(SOFR + 0.65%), 0.70%, 5/13/2024 (c)	35,739,000	35,791,179

Dominion Energy, Inc. Series D, (ICE LIBOR USD 3 Month + 0.53%), 0.65%, 9/15/2023 (c)	31,071,000	31,075,253

Engie SA (France) 2.88%, 10/10/2022 (b)	2,000,000	2,053,376

WEC Energy Group, Inc. 0.55%, 9/15/2023	15,845,000	15,846,508

		86,898,442

Oil, Gas & Consumable Fuels — 1.1%

APT Pipelines Ltd. (Australia) 4.20%, 3/23/2025 (b)	12,446,000	13,657,733

Enbridge, Inc. (Canada)

(SOFR + 0.40%), 0.45%, 2/17/2023 (c)	22,769,000	22,819,319

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Oil, Gas & Consumable Fuels — continued

Equinor ASA (Norway) 2.45%, 1/17/2023	1,130,000	1,163,410

Exxon Mobil Corp.

1.90%, 8/16/2022	10,747,000	10,926,498

1.57%, 4/15/2023	48,100,000	49,071,038

Phillips 66 4.30%, 4/1/2022	1,068,000	1,092,658

Pioneer Natural Resources Co. 0.75%, 1/15/2024	23,563,000	23,397,064

Saudi Arabian Oil Co. (Saudi Arabia)

2.75%, 4/16/2022 (a) (b)	4,800,000	4,860,600

1.25%, 11/24/2023 (b)	8,000,000	8,064,000

Suncor Energy, Inc. (Canada) 2.80%, 5/15/2023	3,473,000	3,602,085

TransCanada PipeLines Ltd. (Canada)

2.50%, 8/1/2022	23,608,000	24,081,618

3.75%, 10/16/2023	25,013,000	26,484,809

		189,220,832

Pharmaceuticals — 1.0%

AstraZeneca plc (United Kingdom) 0.30%, 5/26/2023	105,524,000	105,407,050

Bristol-Myers Squibb Co.

3.55%, 8/15/2022	503,000	519,005

0.54%, 11/13/2023	1,180,000	1,180,626

EMD Finance LLC (Germany) 2.95%, 3/19/2022 (b)	27,788,000	28,077,789

GlaxoSmithKline Capital plc (United Kingdom)

2.85%, 5/8/2022	15,098,000	15,368,002

2.88%, 6/1/2022	4,285,000	4,361,109

Pfizer, Inc.

3.00%, 9/15/2021	221,000	221,231

2.80%, 3/11/2022	247,000	250,415

Takeda Pharmaceutical Co. Ltd. (Japan) 4.40%, 11/26/2023 (a)	1,125,000	1,215,071

Viatris, Inc. 1.13%, 6/22/2022 (b)	17,844,000	17,941,409

		174,541,707

Road & Rail — 0.5%

ERAC USA Finance LLC 2.60%, 12/1/2021 (b)	2,225,000	2,232,901

JB Hunt Transport Services, Inc. 3.30%, 8/15/2022	15,483,000	15,838,397

Penske Truck Leasing Co. LP

3.38%, 2/1/2022 (b)	10,521,000	10,598,201

4.88%, 7/11/2022 (b)	11,895,000	12,339,899

4.25%, 1/17/2023 (b)	677,000	710,836

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	179

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Road & Rail — continued

2.70%, 3/14/2023 (b)	5,895,000	6,076,568

4.13%, 8/1/2023 (b)	2,500,000	2,657,396

Ryder System, Inc. 2.88%, 6/1/2022	6,291,000	6,396,494

Triton Container International Ltd. (Bermuda) 0.80%, 8/1/2023 (b)	22,739,000	22,732,974

		79,583,666

Semiconductors & Semiconductor Equipment — 0.1%

Analog Devices, Inc. 2.50%, 12/5/2021	7,784,000	7,815,329

Intel Corp. 3.30%, 10/1/2021	1,011,000	1,013,566

		8,828,895

Software — 0.4%

Oracle Corp.

1.90%, 9/15/2021	2,136,000	2,137,290

2.50%, 5/15/2022	6,980,000	7,063,470

2.50%, 10/15/2022	17,209,000	17,621,759

VMware, Inc.

2.95%, 8/21/2022	25,197,000	25,774,129

0.60%, 8/15/2023	25,574,000	25,602,195

		78,198,843

Specialty Retail — 0.0% (e)

AutoZone, Inc. 2.88%, 1/15/2023	3,700,000	3,798,942

Technology Hardware, Storage & Peripherals — 0.1%

Apple, Inc. 1.70%, 9/11/2022 (a)	21,091,000	21,417,066

Thrifts & Mortgage Finance — 2.1%

BPCE SA (France)

2.75%, 12/2/2021	10,782,000	10,851,079

(ICE LIBOR USD 3 Month + 0.30%), 0.43%, 1/14/2022 (b) (c)	86,643,000	86,732,054

(SOFR + 0.44%), 0.49%, 2/17/2022 (b) (c)	53,697,000	53,762,678

(ICE LIBOR USD 3 Month + 1.22%), 1.35%, 5/22/2022 (b) (c)	2,490,000	2,508,272

3.00%, 5/22/2022 (b)	11,561,000	11,787,721

(ICE LIBOR USD 3 Month + 0.88%), 1.00%, 5/31/2022 (c)	27,250,000	27,428,369

2.75%, 1/11/2023 (b)	5,000,000	5,168,256

Nationwide Building Society (United Kingdom)

2.00%, 1/27/2023 (a) (b)	55,589,000	56,927,027

(ICE LIBOR USD 3 Month + 1.18%), 3.62%, 4/26/2023 (b) (c)	55,942,000	57,099,845

0.55%, 1/22/2024 (b)	60,158,000	60,054,178

		372,319,479

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Tobacco — 0.4%

Philip Morris International, Inc.

2.38%, 8/17/2022	11,000,000	11,202,863

2.50%, 8/22/2022	160,000	163,524

2.50%, 11/2/2022	2,620,000	2,681,276

Reynolds American, Inc. (United Kingdom) 4.85%, 9/15/2023	45,368,000	49,321,800

		63,369,463

Trading Companies & Distributors — 0.5%

Air Lease Corp.

(ICE LIBOR USD 3 Month + 0.35%), 0.49%, 12/15/2022 (c)	78,375,000	78,438,145

2.75%, 1/15/2023	8,829,000	9,088,119

Aviation Capital Group LLC 2.88%, 1/20/2022 (b)	2,986,000	3,006,441

BOC Aviation Ltd. (Singapore) 2.38%, 9/15/2021 (b)	6,200,000	6,203,100

		96,735,805

Wireless Telecommunication Services — 0.3%

America Movil SAB de CV (Mexico) 3.13%, 7/16/2022	14,788,000	15,096,552

Rogers Communications, Inc. (Canada)

(ICE LIBOR USD 3 Month + 0.60%), 0.73%, 3/22/2022 (a) (c)	41,534,000	41,653,493

		56,750,045

Total Corporate Bonds (Cost $11,438,237,112)		11,482,283,919

Asset-Backed Securities — 14.9%

522 Funding CLO Ltd. (Cayman Islands) Series 2019-4A, Class AR, 1.21%, 4/20/2030 (b) (f)	50,000,000	49,987,400

AIMCO CLO (Cayman Islands) Series 2015-AA, Class AR, 0.98%, 1/15/2028 (b) (f)	20,229,598	20,229,355

AIMCO CLO Ltd. (Cayman Islands) Series 2019-10A, Class AR, 1.17%, 7/22/2032 (b) (f)	30,000,000	30,000,000

Anchorage Capital CLO Ltd. (Cayman Islands) Series 2016-9A, Class AR2, 1.24%, 7/15/2032 (b) (f)	12,000,000	12,000,000

Apidos CLO (Cayman Islands)

Series 2015-21A, Class A1R, 1.06%, 7/18/2027 (b) (f)	14,104,786	14,109,892

Series 2016-24A, Class A1AL, 1.08%, 10/20/2030 (b) (f)	60,000,000	59,984,880

Series 2019-31A, Class A1R, 1.23%, 4/15/2031 (b) (f)	46,415,000	46,403,303

SEE NOTES TO FINANCIAL STATEMENTS.

180	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — continued

Atlas Senior Loan Fund (Cayman Islands) Series 2019-13A, Class A1NR, 1.22%, 4/22/2031 (b) (f)	24,675,000	24,668,782

Atrium IX (Cayman Islands) Series 9A, Class AR2, 1.11%, 5/28/2030 (b) (f)	1,500,000	1,499,625

Avery Point CLO Ltd. (Cayman Islands)

Series 2015-6A, Class AR2, 1.02%, 8/5/2027 (b) (f)	51,497,306	51,491,590

Series 2015-7A, Class AR2, 1.09%, 1/15/2028 (b) (f)	28,204,022	28,218,575

Bain Capital Credit CLO (Cayman Islands) Series 2019-1A, Class X, 0.96%, 4/19/2034 (b) (f)	5,700,000	5,699,989

Bain Capital Credit CLO Ltd. (Cayman Islands) Series 2016-2A, Class ARR, 1.10%, 1/15/2029 (b) (f)	75,650,289	75,624,643

Ballyrock CLO Ltd. (Cayman Islands)

Series 2020-2A, Class A1, 1.45%, 10/20/2031 (b) (f)	1,000,000	1,003,227

Series 2019-1A, Class A1R, 1.16%, 7/15/2032 (b) (f)	42,764,000	42,753,223

Barings CLO Ltd. (Cayman Islands) Series 2013-IA, Class AR, 0.93%, 1/20/2028 (b) (f)	54,794,460	54,819,227

Benefit Street Partners CLO Ltd. (Cayman Islands)

Series 2013-IIA, Class A1R2, 1.00%, 7/15/2029 (b) (f)	24,939,203	24,932,918

Series 2013-IIIA, Class A1R2, 1.13%, 7/20/2029 (b) (f)	59,446,000	59,431,020

Series 2016-10A, Class X, 0.73%, 4/20/2034 (b) (f)	1,387,500	1,387,152

Series 2015-VIBR, Class X, 0.83%, 7/20/2034 (b) (f)	3,000,000	2,999,997

BlueMountain CLO Ltd. (Cayman Islands)

Series 2012-2A, Class AR2, 1.18%, 11/20/2028 (b) (f)	7,384,481	7,391,482

Series 2013-1A, Class A1R2, 1.36%, 1/20/2029 (b) (f)	1,711,712	1,712,405

Buckhorn Park CLO Ltd. (Cayman Islands) Series 2019-1A, Class XR, 0.76%, 7/18/2034 (b) (f)	5,000,000	5,000,320

Capital One Prime Auto Receivables Trust Series 2020-1, Class A3, 1.60%, 11/15/2024	16,100,000	16,282,180

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

CarMax Auto Owner Trust

Series 2020-4, Class A2, 0.31%, 1/16/2024	26,296,958	26,310,201

Series 2018-3, Class A4, 3.27%, 3/15/2024	15,600,000	15,971,219

Series 2021-2, Class A2A, 0.27%, 6/17/2024	30,969,000	30,990,852

CBAM Ltd. (Cayman Islands) Series 2017-2A, Class XR, 0.83%, 7/17/2034 (b) (f)	5,000,000	4,999,990

Cedar Funding CLO Ltd. (Cayman Islands) Series 2020-12A, Class X, 0.78%, 10/25/2032 (b) (f)	3,500,000	3,499,997

CIFC Funding Ltd. (Cayman Islands)

Series 2012-2RA, Class A1, 0.93%, 1/20/2028 (b) (f)	4,068,792	4,066,025

Series 2017-1A, Class AR, 1.14%, 4/23/2029 (b) (f)	5,745,991	5,749,220

Series 2017-5A, Class A1, 1.31%, 11/16/2030 (b) (f)	36,840,000	36,860,778

Series 2019-1A, Class AR, 1.23%, 4/20/2032 (b) (f)	1,000,000	1,001,318

Clear Creek CLO (Cayman Islands) Series 2015-1A, Class X, 1.13%, 10/20/2030 ‡ (b) (f)	17,188	17,183

Cloud Pass-Through Trust Series 2019-1A, Class CLOU, 3.55%, 12/5/2022 (b) (f)	4,217,247	4,234,486

Dorchester Park CLO DAC Series 2015-1A, Class AR, 1.03%, 4/20/2028 (b) (f)	3,815,389	3,814,435

Drive Auto Receivables Trust Series 2021-2, Class A2, 0.36%, 5/15/2024	73,749,000	73,747,724

Dryden Senior Loan Fund (Cayman Islands)

Series 2017-47A, Class A1R, 1.11%, 4/15/2028 (b) (f)	40,000,000	39,989,920

Series 2013-30A, Class AR, 0.94%, 11/15/2028 (b) (f)	61,843,907	61,868,088

Series 2014-36A, Class AR3, 1.15%, 4/15/2029 (b) (f)	70,815,333	70,890,751

Series 2017-49A, Class AR, 1.08%, 7/18/2030 (b) (f)	80,000,000	80,100,080

Elmwood CLO Ltd. (Cayman Islands) Series 2021-3A, Class A, 1.13%, 10/20/2034 (b) (f)	37,684,000	37,674,579

Exeter Automobile Receivables Trust

Series 2021-1A, Class A2, 0.30%, 6/15/2023	5,847,902	5,848,356

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	181

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — continued

Series 2021-2A, Class A2, 0.27%, 1/16/2024	23,836,093	23,840,702

Series 2021-1A, Class A3, 0.34%, 3/15/2024	4,283,000	4,283,415

Series 2021-2A, Class A3, 0.30%, 10/15/2024	10,937,000	10,942,068

Series 2021-3A, Class A3, 0.35%, 2/18/2025	24,529,000	24,528,078

Ford Credit Auto Owner Trust Series 2020-C, Class A2, 0.25%, 10/15/2023	28,397,238	28,409,302

Galaxy CLO Ltd. (Cayman Islands)

Series 2013-15A, Class ARR, 1.10%, 10/15/2030 (b) (f)	32,560,000	32,578,462

Series 2016-22A, Class XRR, 1.03%, 4/16/2034 (b) (f)	4,000,000	3,999,992

GM Financial Automobile Leasing Trust Series 2020-3, Class A2A, 0.35%, 11/21/2022	12,395,934	12,401,201

GM Financial Consumer Automobile Receivables Trust Series 2020-4, Class A2, 0.26%, 11/16/2023	3,674,277	3,675,560

Goldentree Loan Management US CLO Ltd. (Cayman Islands) Series 2020-7A, Class XR, 0.63%, 4/20/2034 (b) (f)	4,375,000	4,374,996

Harriman Park CLO Ltd. (Cayman Islands) Series 2020-1A, Class XR, 0.73%, 4/20/2034 (b) (f)	5,000,000	5,008,990

Hyundai Auto Receivables Trust Series 2020-C, Class A2, 0.26%, 9/15/2023	44,029,096	44,042,472

ICG US CLO Ltd. (Cayman Islands) Series 2016-1A, Class XRR, 1.03%, 4/29/2034 (b) (f)	3,789,474	3,789,466

KKR CLO Ltd. (Cayman Islands)

Series 13, Class A1R, 0.93%, 1/16/2028 (b) (f)	7,601,258	7,581,077

Series 28A, Class A, 1.26%, 3/15/2031 (b) (f)	12,379,544	12,409,960

Series 32A, Class A1, 1.45%, 1/15/2032 (b) (f)	18,000,000	18,060,174

Series 24, Class A1R, 1.21%, 4/20/2032 (b) (f)	40,000,000	39,989,920

Series 16, Class X, 10/20/2034 (b) (f) (g)	7,000,000	7,000,000

LCM LP (Cayman Islands)

Series 20A, Class AR, 1.17%, 10/20/2027 (b) (f)	13,552,579	13,554,435

Series 14A, Class AR, 1.17%, 7/20/2031 (b) (f)	12,980,000	12,997,718

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

LCM Ltd. (Cayman Islands)

Series 24A, Class AR, 1.11%, 3/20/2030 (b) (f)	52,944,000	52,943,894

Series 29A, Class AR, 1.20%, 4/15/2031 (b) (f)	50,000,000	49,952,700

LMREC LLC Series 2021-CRE4, Class A, 1.19%, 4/22/2037 (b) (f)	29,419,000	29,422,748

Longfellow Place CLO Ltd. (Cayman Islands) Series 2013-1A, Class AR3, 1.13%, 4/15/2029 (b) (f)	23,625,401	23,619,448

Magnetite Ltd. (Cayman Islands)

Series 2012-7A, Class A1R2, 0.93%, 1/15/2028 (b) (f)	29,853,987	29,881,393

Series 2015-16A, Class AR, 0.93%, 1/18/2028 (b) (f)	12,312,524	12,271,905

Series 2016-18A, Class AR, 1.20%, 11/15/2028 (b) (f)	8,449,000	8,451,526

Series 2020-25A, Class A, 1.33%, 1/25/2032 (b) (f)	20,250,000	20,258,181

Series 2020-27A, Class A1, 1.68%, 7/20/2033 (b) (f)	22,058,000	22,052,485

Series 2017-19A, Class X, 0.83%, 4/17/2034 (b) (f)	5,000,000	4,999,990

Marathon CLO Ltd. (Cayman Islands) Series 2019-1A, Class AANR, 1.45%, 4/15/2032 (b) (f)	35,000,000	35,000,000

MP CLO III Ltd. (Cayman Islands) Series 2013-1A, Class AR, 1.38%, 10/20/2030 (b) (f)	9,000,000	9,007,533

Neuberger Berman CLO Ltd.

Series 13-15A, Class A1R2, 0.00%, 10/15/2029 (b) (f) (g)	20,266,666	20,266,666

Series 2013-14A, Class AR2, 1.16%, 1/28/2030 (b) (f)	16,000,000	16,000,544

Series 2017-16SA, Class XR, 0.93%, 4/15/2034 (b) (f)	5,000,000	4,999,990

Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands) Series 2020-37A, Class AR, 1.10%, 7/20/2031 (b) (f)	44,247,000	44,235,850

Newark BSL CLO 2 Ltd. (Cayman Islands) Series 2017-1A, Class A1R, 1.10%, 7/25/2030 (b) (f)	50,619,000	50,606,244

Newark BSL CLO Ltd. (Cayman Islands) Series 2016-1A, Class A1R, 1.23%, 12/21/2029 (b) (f)	32,778,479	32,789,493

OCP CLO Ltd. (Cayman Islands)

Series 2015-9A, Class A1R, 0.93%, 7/15/2027 (b) (f)	4,963,537	4,964,167

Series 2016-12A, Class A1R, 1.25%, 10/18/2028 (b) (f)	788,156	788,176

SEE NOTES TO FINANCIAL STATEMENTS.

182	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — continued

Series 2017-13A, Class A1AR, 1.08%, 7/15/2030 (b) (f) (g)	32,631,000	32,631,000

Series 2020-8RA, Class A1, 1.35%, 1/17/2032 (b) (f)	35,000,000	34,991,145

Series 2019-17A, Class XR, 0.78%, 7/20/2032 (b) (f)	375,000	375,000

Series 2019-17A, Class A1R, 1.17%, 7/20/2032 (b) (f)	60,500,000	60,484,754

Series 2020-19A, Class XR, 1.00%, 10/20/2034 (b) (f)	1,250,000	1,250,000

Octagon Investment Partners 30 Ltd. (Cayman Islands) Series 2017-1A, Class A1R, 1.13%, 3/17/2030 (b) (f)	70,000,000	70,015,260

Octagon Investment Partners 35 Ltd. (Cayman Islands) Series 2018-1A, Class A1A, 1.19%, 1/20/2031 (b) (f)	35,000,000	35,000,945

OHA Credit Funding Ltd. (Cayman Islands) Series 2020-7A, Class X, 0.73%, 10/19/2032 (b) (f)	1,750,000	1,749,998

OHA Credit Partners Ltd. (Cayman Islands) Series 2016-13A, Class XR, 1.00%, 10/25/2034 (b) (f)	2,000,000	1,999,998

Palmer Square Loan Funding Ltd. (Cayman Islands)

Series 2018-4A, Class A1, 1.02%, 11/15/2026 (b) (f)	473,736	473,396

Series 2018-5A, Class A1, 0.98%, 1/20/2027 (b) (f)	2,391,977	2,394,190

Series 2019-2A, Class A1, 1.10%, 4/20/2027 (b) (f)	4,802,651	4,802,444

Series 2019-4A, Class A1, 1.03%, 10/24/2027 (b) (f)	16,719,937	16,690,727

Series 2020-1A, Class A1, 0.93%, 2/20/2028 (b) (f)	11,884,482	11,840,973

Series 2020-2A, Class A1, 1.13%, 4/20/2028 (b) (f)	12,354,479	12,358,704

Series 2020-4A, Class A1, 1.13%, 11/25/2028 (b) (f)	54,700,620	54,715,061

Series 2021-1A, Class A1, 1.03%, 4/20/2029 (b) (f)	43,857,645	43,846,593

Series 2021-2A, Class A1, 0.93%, 5/20/2029 (b) (f)	37,011,251	37,001,961

Series 2021-3A, Class A1, 0.97%, 7/20/2029 (b) (f)	48,275,000	48,262,787

Santander Drive Auto Receivables Trust

Series 2020-3, Class A2, 0.46%, 9/15/2023	3,398,714	3,399,109

Series 2021-2, Class A2, 0.28%, 4/15/2024	25,801,345	25,811,508

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Series 2021-2, Class A3, 0.34%, 2/18/2025	14,986,000	15,008,403

Sculptor CLO Ltd. (Cayman Islands) Series 27A, Class X, 2.62%, 7/20/2034 (b) (f)	4,000,000	3,999,968

Shackleton CLO Ltd. (Cayman Islands)

Series 2015-8A, Class A1R, 1.05%, 10/20/2027 (b) (f)	16,676,076	16,689,284

Series 2015-8A, Class A2R, 1.05%, 10/20/2027 (b) (f)	6,152,755	6,144,793

Sound Point CLO II Ltd. (Cayman Islands) Series 2013-1A, Class A1R, 1.20%, 1/26/2031 (b) (f)	2,430,000	2,430,100

Sound Point CLO Ltd. (Cayman Islands)

Series 2018-2A, Class A, 1.23%, 7/26/2031 (b) (f)	11,000,000	11,004,697

Series 2019-1A, Class AR, 1.19%, 1/20/2032 (b) (f)	19,268,000	19,263,164

Symphony CLO Ltd. (Cayman Islands)

Series 2014-14A, Class AR, 1.08%, 7/14/2026 (b) (f)	18,943,907	18,960,654

Series 2018-20A, Class X, 1.13%, 1/16/2032 (b) (f)	1,250,000	1,250,000

Series 2020-24A, Class A, 1.34%, 1/23/2032 (b) (f)	28,550,000	28,597,307

Tesla Auto Lease Trust Series 2020-A, Class A3, 0.68%, 12/20/2023 (b)	5,184,000	5,208,594

THL Credit Wind River CLO Ltd. (Cayman Islands) Series 2014-2A, Class AR, 1.27%, 1/15/2031 (b) (f)	5,500,000	5,501,853

Treman Park CLO Ltd. (Cayman Islands) Series 2015-1A, Class ARR, 1.20%, 10/20/2028 (b) (f)	14,939,031	14,951,983

Venture CLO Ltd. (Cayman Islands)

Series 2016-25A, Class ARR, 1.15%, 4/20/2029 (b) (f)	2,177,368	2,178,468

Series 2018-33A, Class A1LR, 1.19%, 7/15/2031 (b) (f)	31,836,000	31,827,977

Series 2019-36A, Class XR, 0.83%, 4/20/2032 (b) (f)	5,041,667	5,041,657

Series 2021-43A, Class X, 1.19%, 4/15/2034 (b) (f)	5,000,000	4,999,975

Voya CLO Ltd. (Cayman Islands) Series 2020-3A, Class X, 0.78%, 10/20/2031 (b) (f)	4,000,000	3,999,996

Wind River CLO Ltd. (Cayman Islands) Series 2016-1A, Class AR, 1.18%, 7/15/2028 (b) (f)	10,475,822	10,473,182

Total Asset-Backed Securities (Cost $2,636,426,012)		2,638,874,916

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	183

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Commercial Mortgage-Backed Securities — 2.0%

ACRE Commercial Mortgage Ltd. (Cayman Islands) Series 2021-FL4, Class A, 0.92%, 12/18/2037 (b) (f)	12,000,000	11,970,732

Benchmark Mortgage Trust

Series 2018-B3, Class A2, 3.85%, 4/10/2051	5,500,000	5,718,032

Series 2018-B5, Class A2, 4.08%, 7/15/2051	5,000,000	5,254,134

BX Commercial Mortgage Trust

Series 2020-BXLP, Class A, 0.90%, 12/15/2036 (b) (f)	21,684,084	21,712,514

Series 2020-VKNG, Class A, 1.03%, 10/15/2037 (b) (f)	31,775,700	31,835,441

Series 2021-SOAR, Class A, 0.77%, 6/15/2038 (b) (f)	23,686,305	23,724,255

BX Trust Series 2021-LBA, Class AJV, 0.90%, 2/15/2036 (b) (f)	39,712,098	39,787,559

BXMT Ltd. (Cayman Islands) Series 2020-FL3, Class A, 1.56%, 3/15/2037 (b) (f)	45,000,000	45,082,620

Citigroup Commercial Mortgage Trust

Series 2014-GC25, Class B, 4.34%, 10/10/2047 ‡ (f)	8,626,000	9,309,478

Series 2018-B2, Class A2, 3.79%, 3/10/2051	6,000,000	6,196,613

Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class A, 1.08%, 5/15/2036 (b) (f)	28,000,000	28,082,172

CSAIL Commercial Mortgage Trust Series 2017-CX9, Class A2, 3.05%, 9/15/2050	2,500,000	2,547,973

DBGS Mortgage Trust Series 2018-BIOD, Class A, 0.90%, 5/15/2035 (b) (f)	26,753,605	26,790,980

GS Mortgage Securities Corp. Trust Series 2021-RENT, Class A, 0.79%, 11/21/2035 (b) (f)	5,000,052	5,006,753

Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035 (b)	10,000,000	10,577,437

KNDL Mortgage Trust Series 2019-KNSQ, Class A, 0.90%, 5/15/2036 (b) (f)	5,600,000	5,606,991

Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8, Class A3, 2.86%, 12/15/2048	6,689,472	6,779,937

Morgan Stanley Capital I Trust Series 2018-H3, Class A2, 4.00%, 7/15/2051	6,250,000	6,572,174

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

UBS Commercial Mortgage Trust

Series 2018-C8, Class A2, 3.71%, 2/15/2051	6,569,000	6,789,478

Series 2018-C11, Class A2, 3.99%, 6/15/2051	4,647,000	4,829,435

Wells Fargo Commercial Mortgage Trust

Series 2021-SAVE, Class A, 1.25%, 2/15/2040 (b) (f)	31,490,985	31,650,028

Series 2018-C46, Class A2, 4.06%, 8/15/2051	11,750,000	12,278,959

WFRBS Commercial Mortgage Trust

Series 2013-UBS1, Class AS, 4.31%, 3/15/2046 (f)	6,584,641	7,067,001

Series 2014-C22, Class AS, 4.07%, 9/15/2057 (f)	6,901,000	7,451,359

Total Commercial Mortgage-Backed Securities (Cost $362,446,514)		362,622,055

U.S. Treasury Obligations — 0.6%

U.S. Treasury Notes

1.13%, 9/30/2021	72,000,000	72,061,484

2.88%, 10/15/2021	29,200,000	29,299,250

Total U.S. Treasury Obligations (Cost $101,353,532)		101,360,734

Certificates of Deposit — 0.2%

UBS AG (Switzerland) 0.46%, 12/2/2022 (Cost $40,092,000)	40,092,000	40,219,923

Foreign Government Securities — 0.2%

Svensk Exportkredit AB (Sweden) (SOFR + 1.00%), 1.05%, 5/25/2023 (c) (Cost $28,783,317)	28,420,000	28,848,859

Short-Term Investments — 18.5%

Certificates of Deposit — 4.8%

Bank of Montreal (Canada) 0.20%, 8/19/2022	47,336,000	47,337,384

Bank of Nova Scotia (The) (Canada)

(SOFR + 0.17%), 0.22%, 2/25/2022 (c)	47,281,000	47,296,773

(SOFR + 0.16%), 0.21%, 2/28/2022 (c)	27,241,000	27,249,074

Credit Agricole Corporate and Investment Bank (France) (ICE LIBOR USD 3 Month + 0.48%), 0.60%, 9/17/2021 (c)	33,446,000	33,453,017

Credit Suisse AG (Switzerland) 0.31%, 9/16/2021	50,000,000	50,004,147

SEE NOTES TO FINANCIAL STATEMENTS.

184	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Short-Term Investments — continued

Certificates of Deposit — continued

DZ Bank AG (Germany) (ICE LIBOR USD 3 Month + 0.20%), 0.32%, 2/17/2022 (c)	19,025,000	19,035,202

First Abu Dhabi Bank USA NV

(ICE LIBOR USD 3 Month + 0.17%), 0.29%, 12/14/2021 (c)	53,300,000	53,310,295

Kookmin Bank (South Korea)

(ICE LIBOR USD 3 Month + 0.27%), 0.40%, 10/29/2021 (c)	17,452,000	17,458,172

(ICE LIBOR USD 1 Month + 0.29%), 0.38%, 12/20/2021 (c)	49,869,000	49,892,447

Lloyds Bank Corporate Markets plc (United Kingdom) 0.24%, 2/22/2022	63,514,000	63,542,637

Lloyds Bank plc (United Kingdom) (SOFR + 0.30%), 0.35%, 11/16/2021 (c)	27,890,000	27,902,761

Natixis SA (France) 0.22%, 2/2/2022	44,000,000	44,018,349

Norinchukin Bank (The) (Japan)

0.37%, 12/1/2021	132,661,000	132,748,677

0.37%, 12/3/2021	108,726,000	108,799,420

Shinhan Bank (South Korea)

0.47%, 11/3/2021	29,452,000	29,470,245

0.44%, 1/10/2022	32,416,000	32,448,729

Sumitomo Mitsui Banking Corp. (Japan)

(ICE LIBOR USD 3 Month + 0.32%), 0.45%, 11/22/2021 (c)	47,564,000	47,603,432

(SOFR + 0.18%), 0.23%, 8/2/2022 (c)	23,400,000	23,402,302

Total Certificates of Deposit (Cost $854,585,585)		854,973,063

Commercial Paper — 6.8%

ABN AMRO Funding USA LLC (Netherlands) 0.18%, 10/8/2021 (b) (h)	3,100,000	3,099,542

American Electric Power Co., Inc. 0.27%, 11/16/2021 (b) (h)	72,152,000	72,122,524

AT&T, Inc.

0.38%, 11/16/2021 (b) (h)	16,021,000	16,014,798

0.40%, 12/14/2021 (b) (h)	64,420,000	64,385,240

Banco del Estado de Chile (Chile) 0.41%, 11/26/2021 (b) (h)	50,000,000	49,984,533

Banco Del Estado De Chile (Chile) 0.25%, 8/8/2022 (b) (h)	40,000,000	39,906,140

Banco Santander SA (Spain) 0.47%, 9/2/2021 (b) (h)	17,673,000	17,672,921

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Commercial Paper — continued

Barclays Bank plc (United Kingdom)

0.30%, 2/9/2022 (b) (h)	9,892,000	9,884,700

0.30%, 2/10/2022 (b) (h)	10,901,000	10,892,905

BP Capital Markets plc (United Kingdom)

0.30%, 1/11/2022 (b) (h)	15,302,000	15,293,916

0.29%, 1/28/2022 (b) (h)	4,450,000	4,447,033

Caisse des Depots et Consignations (France) 0.19%, 1/26/2022 (b) (h)	4,500,000	4,497,613

Cigna Corporate Services LLC 0.28%, 2/15/2022 (b) (h)	52,400,000	52,342,290

Credit Industriel et Commercial (France) 0.24%, 3/31/2022 (b) (h)	1,500,000	1,498,843

Enbridge US, Inc. 0.35%, 9/13/2021 (b) (h)	54,569,000	54,566,438

Enel Finance America LLC

0.40%, 4/6/2022 (b) (h)	49,000,000	48,924,929

0.41%, 4/21/2022 (b) (h)	35,000,000	34,941,556

0.33%, 5/19/2022 (b) (h)	8,500,000	8,483,546

Eni Finance USA, Inc. (Italy)

0.58%, 10/18/2021 (b) (h)	23,300,000	23,294,843

0.58%, 10/20/2021 (b) (h)	22,600,000	22,594,664

0.57%, 10/29/2021 (b) (h)	19,500,000	19,493,992

0.45%, 2/28/2022 (b) (h)	28,500,000	28,458,445

0.45%, 3/4/2022 (b) (h)	27,290,000	27,249,050

First Abu Dhabi Bank PJSC (United Arab Emirates) 0.25%, 6/29/2022 (b) (h)	169,935,000	169,678,398

Glencore Funding LLC (Australia) 0.30%, 1/12/2022 (b) (h)	51,150,000	51,090,027

HSBC USA, Inc.

0.30%, 11/3/2021 (b) (h)	29,000,000	28,988,606

0.30%, 11/9/2021 (b) (h)	50,000,000	49,978,320

Keurig Dr Pepper, Inc. 0.23%, 12/30/2021 (b) (h)	33,000,000	32,976,597

LVMH Moet Hennessy Louis Vuitton SE (France) 0.28%, 9/23/2021 (b) (h)	84,120,000	84,116,023

Societe Generale SA (France) 0.31%, 12/2/2021 (b) (h)	29,850,000	29,842,212

Telstra Corp. Ltd. (Australia)

0.40%, 10/27/2021 (b) (h)	45,743,000	45,732,281

0.30%, 2/7/2022 (b) (h)	21,244,000	21,225,777

Viatris, Inc. 0.56%, 1/26/2022 (b) (h)	26,000,000	25,948,587

Waste Management, Inc. 0.45%, 9/17/2021 (b) (h)	42,068,000	42,065,358

Total Commercial Paper (Cost $1,211,222,992)		1,211,692,647

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	185

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE ($)
Short-Term Investments — continued

Investment Companies — 6.1%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(i) (j) (Cost $1,078,423,018)	1,078,423,018	1,078,423,018

Investment of Cash Collateral from Securities Loaned — 0.2%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.07% (i) (j)	28,732,982	28,732,982

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (i) (j)	3,539,520	3,539,520

Total Investment of Cash Collateral from Securities Loaned (Cost $32,272,502)		32,272,502

	PRINCIPAL AMOUNT ($)

Repurchase Agreements — 0.6%

Wells Fargo Securities LLC, 0.60%, dated 8/31/2021, due 12/22/2021, repurchase price $100,188,333, collateralized by Asset-Backed Securities, 0.68% — 4.73%, due 4/17/2023 — 4/25/2065, with the value of $106,318,000. (Cost $100,000,000)	100,000,000	100,000,000

Total Short-Term Investments (Cost $3,276,504,097)		3,277,361,230

Total Investments — 101.1% (Cost $17,883,842,584)		17,931,571,636
Liabilities in Excess of Other Assets — (1.1)%		(193,864,259)

NET ASSETS — 100.0%		17,737,707,377

Percentages indicated are based on net assets.

Abbreviations

CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	The security or a portion of this security is on loan at August 31, 2021. The total value of securities on loan at August 31, 2021 is $31,428,789.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2021.
(d)

   Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of August 31, 2021.

(e)	Amount rounds to less than 0.1% of net assets.
(f)

   Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2021.

(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)	The rate shown is the effective yield as of August 31, 2021.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of August 31, 2021.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of August 31, 2021:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
U.S. Treasury 5 Year Note	(1,836)	12/2021	USD	(227,133,280)	(347,858)

Abbreviations

USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

186	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — 86.1% (a)

Alabama — 0.5%

Alabama Drinking Water Finance Authority, Revolving Fund Loan

Series 2015A, Rev., 5.00%, 8/15/2022	25,000	26,172

Series 2013-A, Rev., 3.00%, 8/15/2023	50,000	52,705

Alabama Federal Aid Highway Finance Authority

Rev., GAN, 4.00%, 9/1/2021	180,000	180,000

Rev., 5.00%, 9/1/2021	25,000	25,000

Series 2012A, Rev., GAN, 5.00%, 9/1/2021	365,000	365,000

Series 2012A, Rev., GAN, 5.00%, 9/1/2022	40,000	41,966

Series A, Rev., 5.00%, 9/1/2022	160,000	167,865

Series A, Rev., 5.00%, 9/1/2023	25,000	27,410

Alabama Highway Finance Corp., Special Obligation Series 2020A, Rev., 5.00%, 8/1/2023	75,000	81,995

Alabama Incentives Financing Authority, Special Obligation Series 2012-A, Rev., 3.75%, 9/1/2022 (b)	80,000	82,746

Alabama Municipal Electric Authority, Power Supply System Series 2013A, Rev., 4.50%, 9/1/2021 (b)	20,000	20,000

Alabama Public Health Care Authority (The), Publica Health Facilities Rev., 5.00%, 9/1/2023	100,000	109,578

Alabama Public School and College Authority, Capital Improvement

Series 2013-C, Rev., 5.00%, 9/1/2021	30,000	30,000

Series 2014B, Rev., 5.00%, 1/1/2022	420,000	426,839

Series 2014-A, Rev., 5.00%, 2/1/2022	20,000	20,408

Rev., 5.00%, 3/1/2022	265,000	271,488

Series 2015A, Rev., 5.00%, 5/1/2022	135,000	139,402

Series 2015B, Rev., 5.00%, 5/1/2022	20,000	20,652

Series 2015C, Rev., 5.00%, 6/1/2022	60,000	62,202

Series C, Rev., 5.00%, 9/1/2022	95,000	99,650

Series 2020A, Rev., 5.00%, 11/1/2022	160,000	169,148

Series 2014-B, Rev., 5.00%, 1/1/2023	155,000	165,053

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Alabama — continued

Series 2013-C, Rev., 5.00%, 9/1/2023	25,000	27,426

Series 2013A, Rev., 3.25%, 6/1/2024	20,000	21,039

Alabama Public School and College Authority, Tax-Exempt Series 2012A, Rev., 5.00%, 3/1/2022	30,000	30,734

Alabama Special Care Facilities Financing Authority-Birmingham, Children’s Hospital Health Care Facility Rev., 5.00%, 6/1/2023	340,000	368,361

Albertville Board of Education, School Tax Warrants

Series 2014A, Rev., AGM, 3.50%, 2/1/2022 (b)	30,000	30,412

Series 2014A, Rev., AGM, 3.75%, 2/1/2022 (b)	20,000	20,295

Auburn University, General Fee

Series 2015B, Rev., 4.00%, 6/1/2022	25,000	25,723

Series 2012A, Rev., 5.00%, 6/1/2022 (b)	30,000	31,095

Series 2015A, Rev., 5.00%, 6/1/2022	25,000	25,910

Series 2016A, Rev., 5.00%, 6/1/2022	35,000	36,274

Series 2020A, Rev., 5.00%, 6/1/2022	50,000	51,819

Auburn Water Works Board

Series 2020A, Rev., 3.00%, 9/1/2021	325,000	325,000

Series 2020A, Rev., 3.00%, 9/1/2022	55,000	56,540

Autauga County Board of Education Rev., 5.00%, 4/1/2024	30,000	33,574

Birmingham-Jefferson Civic Center Authority, Capital Appreciation NATL-RE, Zero Coupon, 9/1/2022 (b)	90,000	89,731

Black Belt Energy Gas District, Gas Prepay Series 2018A, Rev., 4.00%, 12/1/2023 (c)	220,000	236,792

City of Auburn, Warrant

GO, 3.00%, 5/1/2022	20,000	20,373

Series 2014A, GO, 5.00%, 12/1/2022	20,000	21,222

City of Daphne, Warrants GO, 3.00%, 4/1/2022	35,000	35,565

City of Decatur, Sewer, Warrant

Rev., 3.00%, 5/1/2022 (b)	50,000	50,935

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	187

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Alabama — continued

Rev., 3.50%, 5/1/2022 (b)	110,000	112,422

Rev., 3.00%, 8/15/2022 (b)	20,000	20,544

Rev., 3.38%, 8/15/2022 (b)	30,000	30,924

City of Greenville, Warrants GO, 2.15%, 1/1/2022	20,000	20,138

City of Homewood, Warrant GO, 5.00%, 9/1/2022 (b)	30,000	31,471

City of Huntsville, Capital Improvement, Warrants

GO, 5.00%, 9/1/2021 (b)	115,000	115,000

Series 2014C, GO, 5.00%, 9/1/2021	310,000	310,000

Series 2020B, GO, 5.00%, 9/1/2023	30,000	32,905

City of Huntsville, Electric System, Warrants Rev., 5.00%, 12/1/2021 (b)	45,000	45,545

City of Huntsville, Warrants

Series 2020A, GO, 5.00%, 9/1/2021	55,000	55,000

Series 2016A, GO, 5.00%, 5/1/2022	50,000	51,620

City of Mobile Series 2018A, GO, 5.00%, 2/15/2022	40,000	40,894

City of Montgomery, Warrants GO, 3.00%, 2/1/2022	30,000	30,356

City of Opelika, Warrants

GO, 4.00%, 11/1/2021 (b)	100,000	100,639

GO, 4.13%, 11/1/2021 (b)	35,000	35,231

GO, 5.00%, 11/1/2021 (b)	50,000	50,401

City of Orange Beach, Warrants

GO, 5.00%, 2/1/2022	25,000	25,499

GO, 5.00%, 8/1/2022 (b)	60,000	62,679

City of Oxford, Warrants

Series 2015A, GO, 5.00%, 9/1/2022	20,000	20,917

GO, 3.25%, 10/1/2022 (b)	25,000	25,836

City of Trussville, Warrants

Series 2014A, GO, 5.00%, 10/1/2021	120,000	120,471

Series 2014A, GO, 5.00%, 10/1/2023 (b)	25,000	27,512

City of Tuscaloosa, Warrants

Series 2012B, GO, 5.00%, 1/1/2022	70,000	71,119

Series 2012-A, GO, 5.00%, 5/15/2022 (b)	50,000	51,721

Series 2014A, GO, 5.00%, 7/1/2022	25,000	26,000

Series 2020A, GO, 3.00%, 10/1/2022	20,000	20,597

City of Tuscumbia, Warrants Series 2021B, GO, 3.00%, 11/1/2023	280,000	295,464

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Alabama — continued

County of Baldwin, Warrants GO, 5.00%, 5/1/2022	75,000	77,451

County of Cullman Rev., 3.00%, 5/1/2023 (b)	35,000	36,609

County of DeKalb, Warrants GO, 3.25%, 11/1/2021 (b)	250,000	251,261

County of Houston, Warrants Series 2020B, GO, 4.00%, 2/1/2022	25,000	25,391

County of Jefferson, Warrants Rev., 5.00%, 9/15/2022	35,000	36,749

County of Madison Series 2019C, GO, 5.00%, 9/1/2022	25,000	26,200

County of Mobile Series 2014A, GO, 5.00%, 6/1/2022	40,000	41,456

County of Mobile, Warrants

Series 2020B, GO, 4.00%, 8/1/2022	45,000	46,591

Series 2012C, GO, 4.50%, 8/1/2022 (b)	80,000	83,193

Series 2012C, GO, 5.00%, 8/1/2022 (b)	35,000	36,563

Series 2020B, GO, 4.00%, 8/1/2023	25,000	26,824

County of Montgomery, Warrants GO, 5.00%, 3/1/2023	45,000	48,245

Decatur City Board of Education, Special Tax Rev., 5.00%, 2/1/2022	35,000	35,715

Foley Utilities Board Rev., 5.00%, 5/1/2022 (b)	180,000	185,780

Homewood Board of Education 3.00%, 10/1/2021	100,000	100,228

Homewood Educational Building Authority, Educational Facilities, Samford University Series 2013A, Rev., AGM, 4.75%, 12/1/2022 (b)	190,000	200,714

Hoover City Board of Education, Special Tax School Warrants

4.00%, 2/15/2022	30,000	30,534

5.00%, 8/15/2022 (b)	50,000	52,328

Industrial Development Board of The City of Mobile, Alabama Power Control, Barry Plant Project

Series 2008, Rev., 2.90%, 12/12/2023 (c)	1,810,000	1,914,204

Series 2007A, Rev., 1.00%, 6/26/2025 (c)	100,000	101,684

Limestone County Water and Sewer Authority Rev., 5.00%, 12/1/2022	115,000	121,847

Lower Alabama Gas District (The), Gas Project Rev., 4.00%, 12/1/2022	35,000	36,617

SEE NOTES TO FINANCIAL STATEMENTS.

188	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Alabama — continued

Madison County Board of Education, Capital Outlay Rev., AGM, 4.50%, 9/1/2021 (b)	40,000	40,000

Madison Water and Wastewater Board Rev., 5.00%, 12/1/2022	55,000	58,346

Mobile County Board of School Commissioners, Capital Outlay School Warrants Series 2012, 2.50%, 3/1/2022	25,000	25,278

Montgomery County Public Education Cooperative District, Public Schools Project Rev., 5.00%, 4/1/2023	200,000	214,650

Montgomery Water Works and Sanitary Sewer Board Rev., 5.00%, 3/1/2022 (b)	40,000	40,974

Morgan County Board of Education Rev., 5.00%, 8/1/2022 (b)	40,000	41,786

Oxford Public Building Authority, Oxford Project Series 2015A, Rev., 5.00%, 10/1/2022	25,000	26,314

Saraland Board of Education Series 2015A, AGM, 4.00%, 8/1/2022 (b)	40,000	41,402

State of Alabama

Series 2016C, GO, 5.00%, 8/1/2022	30,000	31,348

Series 2016A, GO, 5.00%, 11/1/2022	50,000	52,859

State of Alabama, Capital Improvement Series 2013B, GO, 5.00%, 8/1/2022	45,000	47,023

Tuscaloosa County Board of Education, Special Tax School 5.00%, 2/1/2022	25,000	25,505

UAB Medicine Finance Authority Series 2016B, Rev., 5.00%, 9/1/2023	135,000	147,902

University of Alabama (The)

Series 2019B, Rev., 4.00%, 7/1/2022	35,000	36,125

Series 2014B, Rev., 5.00%, 7/1/2022	20,000	20,809

Series 2019A, Rev., 5.00%, 7/1/2022	30,000	31,213

Series 2017A, Rev., 5.00%, 7/1/2024	20,000	22,676

University of Alabama at Birmingham

Series 2013-A2, Rev., 5.00%, 10/1/2021	50,000	50,197

Series 2015A, Rev., 5.00%, 10/1/2021	40,000	40,157

Series 2019A, Rev., 4.00%, 10/1/2022	165,000	171,890

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Alabama — continued

Series 2015A, Rev., 5.00%, 10/1/2022	25,000	26,314

Warrior River Water Authority Rev., 3.00%, 8/1/2022	50,000	51,162

Water Works Board of the City of Birmingham (The)

Series 2015A, Rev., 5.00%, 1/1/2022	65,000	66,061

Series 2015B, Rev., 5.00%, 1/1/2022	30,000	30,489

Series 2013B, Rev., 5.00%, 1/1/2023 (b)	25,000	26,618

Series 2015A, Rev., 5.00%, 1/1/2023	25,000	26,590

Series 2016A, Rev., 5.00%, 1/1/2023	20,000	21,272

Series 2012A, Rev., 3.50%, 1/1/2028	50,000	50,557

Series 2012A, Rev., 4.00%, 1/1/2034	25,000	25,322

Total Alabama		10,962,027

Alaska — 0.5%

Alaska Housing Finance Corp., General Mortgage

Series 2016A, Rev., 1.30%, 12/1/2021	35,000	35,097

Series A, Rev., 1.50%, 6/1/2024	305,000	312,740

Alaska Housing Finance Corp., State Capital Project

Rev., 5.00%, 12/1/2021	100,000	101,208

Series 2013A, Rev., 5.00%, 12/1/2021	95,000	96,148

Series 2014D, Rev., 5.00%, 12/1/2021	1,305,000	1,320,634

Series 2017A, Rev., 5.00%, 12/1/2021	425,000	430,134

Rev., 5.00%, 6/1/2022 (b)	55,000	56,997

Series 2013A, Rev., 5.00%, 6/1/2022	130,000	134,730

Series 2015A, Rev., 5.00%, 12/1/2022	25,000	26,518

Series 2018B, Rev., 5.00%, 12/1/2022	25,000	26,495

Alaska Industrial Development and Export Authority, Greater Fairbanks Community Hospital Foundation Project Rev., 5.00%, 4/1/2022	200,000	205,526

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	189

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Alaska — continued

Alaska Municipal Bond Bank Authority

Series 2012-2, Rev., 4.00%, 9/1/2021	305,000	305,000

Series ONE, Rev., 2.25%, 10/1/2021	25,000	25,043

Series 2017A, Rev., 3.00%, 10/1/2021	65,000	65,148

Series 2015, Rev., 5.00%, 10/1/2021	25,000	25,098

Series THREE, Rev., 5.00%, 10/1/2021	305,000	306,196

Series 2016-3, Rev., 4.00%, 12/1/2021	190,000	191,817

Series 1, Rev., 5.00%, 12/1/2021	1,375,000	1,391,542

Series 2013-1, Rev., 4.00%, 2/1/2022	35,000	35,558

Series ONE, Rev., 5.00%, 3/1/2022	95,000	97,292

Series TWO, Rev., 5.00%, 3/1/2022 (b)	415,000	424,895

Series THREE, Rev., 5.00%, 7/1/2022	200,000	208,053

Series ONE, Rev., 5.00%, 10/1/2022	40,000	42,093

Series TWO, Rev., 5.00%, 9/1/2024	135,000	138,140

Series 2015A, Rev., 5.00%, 3/1/2026	200,000	231,481

Borough of Fairbanks North Star Series 2011-Q, GO, 5.00%, 9/1/2021	75,000	75,000

Borough of Matanuska-Susitna

Series 2014B, GO, 5.00%, 11/1/2021	170,000	171,353

Series 2012D, GO, 4.00%, 4/1/2022	40,000	40,897

Series 2016A, GO, 5.00%, 7/1/2022	20,000	20,805

Series 2014B, GO, 5.00%, 11/1/2022	30,000	31,694

Borough of Matanuska-Susitna, Goose Creek Correctional Center Project

Rev., 5.00%, 9/1/2021	770,000	770,000

Rev., 5.00%, 9/1/2022	125,000	130,796

Series 2016, Rev., 5.00%, 9/1/2024	285,000	322,808

Rev., 5.00%, 9/1/2025	40,000	46,711

Rev., 5.25%, 9/1/2026	45,000	52,856

Borough of Matanuska-Susitna, Transportation System

Series 2015C, GO, 5.00%, 11/1/2021	90,000	90,716

Series 2012D, GO, 4.50%, 4/1/2022 (b)	30,000	30,766

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Alaska — continued

Borough of North Slope

Series 2014B, GO, 5.00%, 10/30/2021	35,000	35,275

Series 2012A, GO, 5.00%, 6/30/2022	20,000	20,808

Series 2016A, GO, 5.00%, 6/30/2022	175,000	182,068

Series 2020A, GO, 5.00%, 6/30/2025	35,000	41,205

Borough of North Slope, General Purpose Series 2019A, GO, 5.00%, 6/30/2023	40,000	43,542

Municipality of Anchorage

Series 2007B, GO, NATL-RE, 5.00%, 9/1/2021	85,000	85,000

Series C, GO, 5.00%, 9/1/2021	345,000	345,000

Series D, GO, 5.00%, 9/1/2021	250,000	250,000

GO, TAN, 1.50%, 12/15/2021	325,000	326,341

Series 2018D, GO, 4.00%, 9/1/2022	110,000	114,276

Series D, GO, 5.00%, 9/1/2022	70,000	73,419

Municipality of Anchorage, General Purpose

Series 2018B, GO, 5.00%, 9/1/2021	435,000	435,000

Series B, GO, 5.00%, 9/1/2021	100,000	100,000

Series A, GO, 5.00%, 8/1/2022	20,000	20,895

Series 2018A, GO, 5.00%, 9/1/2022	50,000	52,442

Series 2108B, GO, 5.00%, 9/1/2022	55,000	57,686

Series B, GO, 5.00%, 9/1/2022	125,000	131,106

State of Alaska Series 2013B, GO, 5.00%, 8/1/2024	40,000	42,714

State of Alaska, Native Tribal Health Consortium COP, 4.00%, 6/1/2022	470,000	483,198

University of Alaska

Series 2011Q, Rev., 4.00%, 10/1/2021 (b)	135,000	135,419

Series 2015T, Rev., 5.00%, 10/1/2021	310,000	311,103

Total Alaska		11,304,482

Arizona — 0.9%

Arizona Board of Regents

Series C, COP, 3.00%, 6/1/2022 (b)	40,000	40,854

Series 2015A, COP, 5.00%, 6/1/2022	205,000	212,381

Series 2020B, Rev., 5.00%, 7/1/2022	65,000	67,662

SEE NOTES TO FINANCIAL STATEMENTS.

190	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Arizona — continued

Arizona Department of Transportation State Highway Fund

Series 2013A, Rev., 4.00%, 7/1/2022 (b)	25,000	25,807

Series 2013A, Rev., 5.00%, 7/1/2022 (b)	440,000	457,842

Arizona Health Facilities Authority, Banner Health

Series 2012A, Rev., 3.75%, 1/1/2022 (b)	50,000	50,598

Series 2012A, Rev., 4.00%, 1/1/2022 (b)	25,000	25,322

Series 2012A, Rev., 5.00%, 1/1/2022 (b)	50,000	50,809

Series 2015A, Rev., 5.00%, 1/1/2022	325,000	330,226

Series 2015A, Rev., 5.00%, 1/1/2023	40,000	42,578

Arizona Health Facilities Authority, Scottsdale Lincoln Hospitals

Series 2014A, Rev., 5.00%, 12/1/2021	70,000	70,844

Rev., 5.00%, 12/1/2023	170,000	188,377

Series 2014A, Rev., 5.00%, 12/1/2025	40,000	45,915

Arizona Industrial Development Authority, Equitable School Revolving Fund

Series 2019A, Rev., 5.00%, 11/1/2021	190,000	191,497

Series 2019A, Rev., 5.00%, 11/1/2022	450,000	475,074

Series 2019A, Rev., 5.00%, 11/1/2024	95,000	107,724

Arizona School Facilities Board

Series 2015A, COP, 5.00%, 9/1/2021 (b)	255,000	255,000

Series 2015A, COP, 5.00%, 9/1/2023 (b)	20,000	21,908

Arizona State University

Series 2012A, Rev., 3.00%, 7/1/2022	45,000	46,084

Series 2013A, Rev., 4.00%, 7/1/2022	35,000	36,134

Series 2015A, Rev., 5.00%, 7/1/2022	60,000	62,442

Series 2016A, Rev., 5.00%, 7/1/2022	25,000	26,018

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Arizona — continued

Series 2016B, Rev., 5.00%, 7/1/2022	25,000	26,017

Series 2017A, Rev., 5.00%, 7/1/2022	45,000	46,831

Arizona State University, Excise Tax, Maricopa County Regional Area Road Fund

Rev., 5.00%, 7/1/2022	165,000	171,701

Rev., 5.00%, 7/1/2025	40,000	47,113

Arizona Transportation Board

Rev., GAN, 5.00%, 7/1/2022	25,000	26,015

Series 2017A, Rev., GAN, 5.00%, 7/1/2022	25,000	26,015

Series 2019A, Rev., GAN, 5.00%, 7/1/2022	65,000	67,640

Arizona Transportation Board, Excise Tax

Rev., 5.00%, 7/1/2022	30,000	31,218

Rev., 5.00%, 7/1/2023	80,000	87,110

Arizona Transportation Board, Excise Tax, Maricopa County Regional Area Road Fund

Rev., 5.00%, 7/1/2022	75,000	78,046

Rev., 5.00%, 7/1/2023	85,000	92,554

Arizona Water Infrastructure Finance Authority

Series 2012A, Rev., 4.00%, 10/1/2021	50,000	50,158

Series 2012A, Rev., 5.00%, 10/1/2021 (b)	125,000	125,483

Series 2012A, Rev., 5.00%, 10/1/2022	60,000	63,174

Arizona Water Infrastructure Finance Authority, Water Quality

Series 2012A, Rev., 5.00%, 10/1/2021	30,000	30,119

Series 2014A, Rev., 5.00%, 10/1/2021	225,000	225,894

Central Arizona Water Conservation District, Central Arizona Project Rev., 5.00%, 1/1/2022	25,000	25,408

Chandler Industrial Development Authority, Intel Corp. Project Rev., 2.40%, 8/14/2023 (c)	2,740,000	2,848,446

City of Avondale GO, 5.00%, 7/1/2022	80,000	83,269

City of Buckeye, Excise Tax

Rev., 5.00%, 7/1/2022	20,000	20,818

Rev., 5.00%, 7/1/2023	25,000	27,183

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	191

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Arizona — continued

City of Bullhead, Excise Tax Rev., 4.00%, 7/1/2022	25,000	25,808

City of Casa Grande, Excise Tax Rev., 4.50%, 4/1/2022	45,000	46,158

City of Chandler GO, 5.00%, 7/1/2023	55,000	59,909

City of Flagstaff, Road Repair, Street Improvement Project Rev., 4.00%, 7/1/2023	20,000	21,381

City of Glendale, Water and Sewer Rev., 5.00%, 7/1/2022	85,000	88,452

City of Goodyear GO, 5.00%, 7/1/2023	35,000	38,090

City of Mesa GO, 2.00%, 7/1/2022	30,000	30,476

City of Mesa, Excise Tax Rev., 5.00%, 7/1/2022 (b)	45,000	46,807

City of Mesa, Utility System Rev., 5.00%, 7/1/2022	50,000	52,009

City of Phoenix

GO, 2.25%, 7/1/2022	275,000	279,961

GO, 4.00%, 7/1/2022	20,000	20,651

Series 2012C, GO, 4.00%, 7/1/2022	220,000	227,164

City of Phoenix Civic Improvement Corp., Excise Tax Series 2017B, Rev., 5.00%, 7/1/2022	135,000	140,482

City of Phoenix Civic Improvement Corp., Junior Lien, Airport System

Rev., 5.00%, 7/1/2022	95,000	98,874

Series 2017D, Rev., 5.00%, 7/1/2022	110,000	114,439

Series 2017D, Rev., 5.00%, 7/1/2023	25,000	27,207

Series 2017D, Rev., 5.00%, 7/1/2024	450,000	510,626

City of Phoenix Civic Improvement Corp., Junior Lien, Wastewater System

Rev., 5.00%, 7/1/2022	125,000	130,098

Series 2017B, Rev., 5.00%, 7/1/2022	30,000	31,223

Series 2018B, Rev., 5.00%, 7/1/2022	25,000	26,020

Series 2014B, Rev., 5.00%, 7/1/2023	25,000	27,231

City of Phoenix Civic Improvement Corp., Junior Lien, Water System Rev., 5.00%, 7/1/2022	50,000	52,039

City of Phoenix Civic Improvement Corp., Senior Lien, Airport System Series 2017B, Rev., 5.00%, 7/1/2022	30,000	31,216

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Arizona — continued

City of Scottsdale

GO, 3.00%, 7/1/2022	25,000	25,609

GO, 5.00%, 7/1/2022	100,000	104,095

City of Scottsdale, Project 2004-Preserve ACQ Series 2017B, GO, 5.00%, 7/1/2022	20,000	20,819

City of Surprise Rev., 5.00%, 7/1/2022	25,000	26,011

City of Surprise, Utility System, Senior Lien Rev., 5.00%, 7/1/2022	110,000	114,448

City of Tempe Series 2014C, GO, 4.00%, 7/1/2022	25,000	25,801

City of Tempe, Excise Tax Rev., 5.00%, 7/1/2022	30,000	31,211

City of Tucson COP, AGM, 3.00%, 7/1/2022	60,000	61,451

City of Tucson, Water System Rev., 5.00%, 7/1/2022	25,000	26,020

Cochise County Unified School District No. 68-Sierra Vista, School Improvement Series 2019B, GO, 3.00%, 7/1/2022	25,000	25,581

County of Maricopa COP, 5.00%, 7/1/2022	570,000	593,343

County of Pima

Series 2020A, COP, 5.00%, 12/1/2021	175,000	177,132

GO, 4.00%, 7/1/2022	40,000	41,302

GO, 5.00%, 7/1/2022	205,000	206,551

County of Pima, Sewer System

Rev., 5.00%, 7/1/2022	120,000	124,904

Rev., 5.00%, 7/1/2023	25,000	27,232

County of Pima, Street and Highway Rev., 3.00%, 7/1/2022	45,000	46,092

County of Pinal

Rev., 2.00%, 8/1/2022	50,000	50,854

Rev., 5.00%, 8/1/2022	25,000	26,112

Rev., 5.00%, 8/1/2023	35,000	38,229

Gila County Unified School District No. 10-Payson

GO, 5.00%, 7/1/2022	35,000	36,415

GO, 5.00%, 7/1/2023	20,000	21,708

Gilbert Water Resource Municipal Property Corp., Senior Lien Rev., 5.00%, 7/1/2022	45,000	46,839

Glendale Municipal Property Corp., Senior Lien Series B, Rev., 5.00%, 7/1/2022	75,000	78,001

SEE NOTES TO FINANCIAL STATEMENTS.

192	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Arizona — continued

Glendale Union High School District No. 205, Arizona School Improvement, Project of 2015 Series 2019C, GO, 5.00%, 7/1/2022	160,000	166,401

Goodyear Community Facilities Utilities District No. 1 GO, 3.00%, 7/15/2022	35,000	35,811

Goodyear Public Improvement Corp., Municipal Facilities

Series 2011A, Rev., 5.00%, 7/1/2022 (b)	350,000	364,204

Series A, Rev., 5.25%, 7/1/2022 (b)	50,000	52,133

Highlands Fire District COP, 4.00%, 7/1/2022	125,000	128,720

Kyrene Elementary School District No. 28

GO, 4.00%, 7/1/2022	120,000	123,908

GO, 4.00%, 7/1/2023	20,000	21,389

Kyrene Elementary School District No. 28, School Improvement Project

Series 2016A, GO, 5.00%, 7/1/2022	45,000	46,839

Series 2020B, GO, 5.00%, 7/1/2022	30,000	31,226

Madison Elementary School District No. 38, School Improvement, Project of 2014

Series 2017B, GO, 5.00%, 7/1/2022	20,000	20,817

Series 2019C, GO, 5.00%, 7/1/2023	25,000	27,208

Madison Elementary School District No. 38, School Improvement, Project of 2019

Series 2020A, GO, 5.00%, 7/1/2022	120,000	124,904

Series 2020A, GO, 5.00%, 7/1/2023	45,000	48,973

Maricopa County Community College District, Project of 2004 Series 2011D, GO, 4.00%, 7/1/2022	180,000	180,570

Maricopa County Elementary School District No. 92 Pendergast Elementary, School Improvement, Project of 2016 Series 2018B, GO, 5.00%, 7/1/2022	60,000	62,442

Maricopa County Industrial Development Authority, Banner Health

Series 2016A, Rev., 5.00%, 1/1/2022	35,000	35,563

Series B, Rev., 5.00%, 10/18/2022 (c)	575,000	606,122

Series C, Rev., 5.00%, 10/18/2024 (c)	315,000	361,510

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Arizona — continued

Maricopa County Industrial Development Authority, HonorHealth

Series 2019A, Rev., 5.00%, 9/1/2021	150,000	150,000

Series 2019A, Rev., 5.00%, 9/1/2022	30,000	31,456

Series 2019A, Rev., 5.00%, 9/1/2023	135,000	147,987

Maricopa County School District No. 3 Tempe Elementary

GO, 4.00%, 7/1/2022	25,000	25,814

GO, 4.00%, 7/1/2023	35,000	37,418

Maricopa County Special Health Care District, Integrated Health Services Series 2018C, GO, 5.00%, 7/1/2022	75,000	78,059

Maricopa County Unified School District No. 4 Mesa, School Improvement, Project of 2012 Series 2014B, GO, 3.00%, 7/1/2022	50,000	51,213

Maricopa County Unified School District No. 69 Paradise Valley, School Improvement, Project of 2015

Series 2017B, GO, 5.00%, 7/1/2022	35,000	36,433

Series 2018C, GO, 5.00%, 7/1/2022	40,000	41,638

Series 2018D, GO, 5.00%, 7/1/2022	55,000	57,253

Maricopa County Unified School District No. 80 Chandler GO, 5.00%, 7/1/2022	20,000	20,819

Maricopa County Unified School District No. 80 Chandler, School Improvement, Project of 2015 Series 2017B, GO, 3.50%, 7/1/2022	25,000	25,712

Maricopa County Unified School District No. 80 Chandler, School Improvement, Project of 2019 Series 2020A, GO, 5.00%, 7/1/2022	65,000	67,662

Maricopa County Unified School District No. 95, Queen Creek, School Improvement GO, 5.00%, 7/1/2022	45,000	46,800

Maricopa County Unified School District No. 97 Deer Valley, School Improvement, Project of 2013 Series 2017C, GO, 5.00%, 7/1/2022	30,000	31,221

Maricopa County Unified School District No. 97-Deer Valley GO, 3.00%, 7/1/2022	60,000	61,446

Maricopa County Union High School District No. 210 Phoenix, School Improvement

GO, 3.00%, 7/1/2022	30,000	30,723

GO, 5.00%, 7/1/2022	55,000	57,248

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	193

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Arizona — continued

Maricopa County Union High School District No. 210 Phoenix, School Improvement, Project of 2011 Series 2014C, GO, 3.00%, 7/1/2022	25,000	25,607

Maricopa County Union High School District No. 210 Phoenix, School Improvement, Project of 2011 and 2017 GO, 5.00%, 7/1/2022	25,000	26,022

Maricopa County Union High School District No. 210-Phoenix, School Improvement Project of 2017 Series 2019B, GO, 5.00%, 7/1/2022	55,000	57,248

Maricopa County Union High School District No. 216 Agua Fria, School Improvement Series 2014B, GO, 3.00%, 7/1/2023	30,000	31,553

Maricopa County Union High School District No. 216 Agua Fria, School Improvement, Project of 2011 Series 2012A, GO, 3.00%, 7/1/2022	25,000	25,602

Maricopa County Union High School District No. 216 Agua Fria, School Improvement, Project of 2015 Series 2017B, GO, 5.00%, 7/1/2022	25,000	26,017

Mohave County Unified School District No. 1 Lake Havasu, School Improvement, Project of 2016 Series 2017A, GO, 4.00%, 7/1/2023	80,000	85,526

Northern Arizona University COP, 5.00%, 9/1/2021	150,000	150,000

Northern Arizona University, Stimulus Plan For Economic and Educational Development Series 2020B, Rev., AGM, 5.00%, 8/1/2025	100,000	116,852

Peoria Municipal Development Authority, Inc. Rev., 4.00%, 7/1/2022	25,000	25,812

Pima County Regional Transportation Authority, Excise Tax

Rev., 5.00%, 6/1/2022	195,000	202,111

Rev., 5.00%, 6/1/2024	60,000	67,855

Pima County Unified School District No. 6 Marana, School Improvement, Project of 2014 Series 2017C, GO, 5.00%, 7/1/2022	25,000	25,979

Pinal County School District No. 1 Florence GO, 5.00%, 7/1/2023	20,000	21,708

Prescott Municipal Property Corp. Rev., 5.00%, 7/1/2022	25,000	25,987

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Arizona — continued

Regional Public Transportation Authority, Transportation Excise Tax, Maricopa County Public Transportation Fund

Rev., 5.25%, 7/1/2022	180,000	187,745

Rev., 5.25%, 7/1/2023	25,000	27,336

Salt River Project Agricultural Improvement and Power District

Series 2016A, Rev., 5.00%, 1/1/2022	25,000	25,406

Series 2011A, Rev., 5.00%, 12/1/2026	150,000	151,797

Salt River Project Agricultural Improvement and Power District, Arizona Salt River Project

Series 2015A, Rev., 5.00%, 12/1/2021	290,000	293,526

Series 2011A, Rev., 5.00%, 12/1/2022	425,000	430,092

Series 2015A, Rev., 5.00%, 12/1/2022	25,000	26,527

Series 2016A, Rev., 5.00%, 1/1/2023	30,000	31,950

Series 2011A, Rev., 5.00%, 12/1/2023	215,000	217,576

Series 2011A, Rev., 5.00%, 12/1/2024	270,000	273,235

Scottsdale Municipal Property Corp., Excise Tax Rev., 5.00%, 7/1/2022	30,000	31,226

State of Arizona

COP, 5.00%, 9/1/2021	70,000	70,000

COP, 5.00%, 10/1/2021 (b)	65,000	65,256

Series B, COP, 5.00%, 10/1/2021	40,000	40,159

COP, 5.00%, 9/1/2022	45,000	47,189

COP, 5.00%, 10/1/2022 (b)	30,000	31,580

COP, 5.00%, 9/1/2026	50,000	58,996

State of Arizona Lottery Rev., 5.00%, 7/1/2022 (b)	85,000	88,450

Town of Queen Creek, Excise Tax

Rev., 4.00%, 8/1/2022	40,000	41,377

Rev., 5.00%, 8/1/2022	45,000	46,959

Series 2018A, Rev., 5.00%, 8/1/2023	40,000	43,609

University Medical Center Corp., Hospital

Rev., 4.25%, 7/1/2023 (b)	100,000	107,396

Rev., 5.63%, 7/1/2023 (b)	30,000	32,972

University of Arizona (The) Rev., 5.00%, 6/1/2022	20,000	20,732

SEE NOTES TO FINANCIAL STATEMENTS.

194	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Arizona — continued

University of Arizona (The), Stimulus Plan for Economic and Educational Development Rev., 5.00%, 8/1/2022	300,000	313,430

Yuma Municipal Property Corp., Senior Lien Road Tax and Subordinate Lien Excise Tax Rev., 5.00%, 7/1/2022	100,000	104,001

Total Arizona		18,293,432

Arkansas — 0.2%

Arkansas Development Finance Authority, Cancer Research Project Rev., AMBAC, Zero Coupon, 7/1/2023	75,000	74,430

Arkansas State Community Water System Public Water Authority Series A, Rev., 4.00%, 10/1/2022 (b)	25,000	26,033

Bearden School District No. 53 GO, 2.00%, 2/1/2022	25,000	25,161

Booneville School District No. 65 GO, 2.00%, 2/1/2022	45,000	45,349

City of Fayetteville, Sales & Use Tax Series 2019A, Rev., 5.00%, 11/1/2022	85,000	89,819

City of Fort Smith, Water and Sewer Construction Rev., 5.00%, 10/1/2021	120,000	120,469

City of Little Rock, Capital Improvement Rev., 3.00%, 10/1/2021	55,000	55,123

City of Rogers Rev., 4.00%, 11/1/2021	50,000	50,314

Greene County Technical School District No. T-1 GO, 3.00%, 4/1/2022	95,000	96,467

Greenwood School District No. 25 GO, 2.00%, 12/1/2021	425,000	426,857

Lake Hamilton School District No. 5 of Garland County GO, 3.25%, 10/1/2022 (b)	30,000	30,987

Little Rock School District GO, 3.00%, 2/1/2022	25,000	25,297

Northwest Arkansas Conservation Authority Rev., 3.00%, 3/1/2022	90,000	91,268

Pulaski County Public Facilities Board, Baptist Health

Rev., 5.00%, 12/1/2022	50,000	52,983

Rev., 5.00%, 12/1/2024 (b)	305,000	351,287

Pulaski County Public Facilities Board, Carti Project Rev., 5.50%, 7/1/2023 (b)	250,000	273,471

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Arkansas — continued

Rogers School District No. 30 GO, 5.00%, 2/1/2022	285,000	290,749

Springdale School District No. 50 GO, 5.00%, 6/1/2022	45,000	46,624

State of Arkansas, Federal Highway

GO, 5.00%, 10/1/2021	130,000	130,512

GO, 5.00%, 4/1/2022	100,000	102,834

GO, 3.00%, 10/1/2022	125,000	128,885

GO, 5.00%, 10/1/2023	45,000	49,524

State of Arkansas, Waste Disposal and Pollution Abatement Facilities GO, 5.00%, 7/1/2023	30,000	32,660

State of Arkansas, Waste Water and Pollution Abatement Series 2012B, GO, 3.00%, 7/1/2022 (b)	35,000	35,831

University of Arkansas Student Fee, UALR Campus Rev., 5.00%, 10/1/2022	45,000	47,365

University of Arkansas, Athletic Facility Fayetteville Campus Series 2015A, Rev., 5.00%, 9/15/2022	25,000	26,268

University of Arkansas, Auxiliary Enterprises, UALR Campus Rev., 5.00%, 10/1/2022	25,000	26,314

University of Arkansas, Capital Improvement UALR Campus Series 2012A, Rev., 4.00%, 5/1/2022 (b)	25,000	25,647

University of Arkansas, Capital Improvement, UALR Energy Conservation Series 2013C, Rev., 5.00%, 10/1/2021	50,000	50,198

University of Arkansas, Student Fee, Capital Improvement, UALR Energy Conservation Project Series 2013C, Rev., 5.00%, 10/1/2022	25,000	26,322

University of Arkansas, Student Fee, Community College

Rev., 4.00%, 5/1/2022	30,000	30,771

Rev., 4.00%, 5/1/2023	60,000	63,732

University of Arkansas, Student Fee, ULAR Project Series 2013A, Rev., 5.00%, 12/1/2021	40,000	40,485

University of Arkansas, Various Facility Fayetteville Campus

Series 2012A, Rev., 4.00%, 11/1/2021	65,000	65,416

Rev., 4.13%, 11/1/2021 (b)	25,000	25,165

Series 2011A, Rev., 4.63%, 11/1/2021 (b)	25,000	25,185

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	195

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Arkansas — continued

Rev., 5.00%, 11/1/2021	420,000	423,369

Series 2011A, Rev., 5.00%, 11/1/2021 (b)	230,000	231,846

Series 2016A, Rev., 5.00%, 11/1/2021	25,000	25,200

Series 2012B, Rev., 5.00%, 5/1/2022 (b)	340,000	351,053

Series 2013A, Rev., 5.00%, 9/15/2022	55,000	57,790

Rev., 5.00%, 11/1/2022	50,000	52,853

Series 2012A, Rev., 5.00%, 11/1/2022	25,000	26,426

Series 2016A, Rev., 5.00%, 11/1/2022	220,000	232,472

Series 2019A, Rev., 5.00%, 11/1/2022	30,000	31,712

Series 2019A, Rev., 5.00%, 9/15/2023	35,000	38,378

University of Arkansas, Various Facility Pine Bluff Campus Rev., 4.00%, 12/1/2022	35,000	36,702

University of Arkansas, Various Facility UAMS Campus

Rev., 5.00%, 11/1/2021	125,000	126,005

Series 2020A, Rev., 5.00%, 12/1/2021	235,000	237,839

Rev., 5.00%, 11/1/2022	35,000	36,997

Van Buren School District No. 42

GO, 3.50%, 10/1/2021	130,000	130,348

GO, 5.00%, 4/1/2022	90,000	92,546

Total Arkansas		5,237,338

California — 5.8%

Abag Finance Authority for Nonprofit Corps., Episcopal Senior Community Series 2012B, Rev., 5.00%, 7/1/2022	25,000	25,957

Abag Finance Authority for Nonprofit Corps., Odd Fellows Home Series 2012A, Rev., 5.00%, 4/1/2022	30,000	30,832

Acalanes Union High School District GO, 4.00%, 8/1/2022	70,000	72,514

Alameda Corridor Transportation Authority, Senior Lien

Series 2013A, Rev., 5.00%, 10/1/2021	50,000	50,190

Series 2013A, Rev., 5.00%, 10/1/2022	125,000	131,345

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

California — continued

Alameda County Joint Powers Authority, Multiple Capital Projects

Series 2013A, Rev., 5.00%, 12/1/2021	145,000	146,770

Series 2013A, Rev., 5.00%, 12/1/2022	125,000	132,556

Alameda County Transportation Commission, Sales Tax Rev., 4.00%, 3/1/2022	95,000	96,858

Alameda Unified School District-Alameda County, Election of 2014 Series C, GO, 4.00%, 8/1/2022	25,000	25,898

Alhambra Unified School District Series 2016B, GO, 5.00%, 8/1/2022	50,000	52,253

Alta Loma School District, Capital Appreciation Series 1999A, GO, NATL-RE, Zero Coupon, 8/1/2022	125,000	124,740

Alvord Unified School District, Election of 2012 Series A, GO, AGM, Zero Coupon, 8/1/2022	200,000	199,475

Anaheim City School District Series 2014A, GO, 5.00%, 8/1/2022	40,000	41,794

Anaheim Housing and Public Improvements Authority, Electric Utility Distribution System

Series 2016A, Rev., 5.00%, 10/1/2021 (b)	125,000	125,486

Series 2020A, Rev., 5.00%, 10/1/2024	160,000	182,978

Anaheim Public Financing Authority, Electric Distribution System Series 2012A, Rev., 5.00%, 10/1/2021	20,000	20,079

Anaheim Public Financing Authority, Publica Improvement Project Series 2019A, Rev., 5.00%, 9/1/2022	25,000	26,095

Anaheim Union High School District GO, 5.00%, 8/1/2022	50,000	52,253

Antelope Valley Community College District Series B, GO, 4.00%, 8/1/2022	35,000	36,257

Antelope Valley-East Kern Water Agency Rev., 5.00%, 6/1/2022	20,000	20,737

Arcadia Unified School District, Election of 2006 GO, 3.25%, 8/1/2022 (b)	50,000	51,429

Bay Area Toll Authority, Toll Bridge

Series F-1, Rev., 3.00%, 4/1/2022 (b)	20,000	20,335

SEE NOTES TO FINANCIAL STATEMENTS.

196	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

California — continued

Series F-1, Rev., 4.00%, 4/1/2022 (b)	50,000	51,138

Rev., 5.00%, 4/1/2022	125,000	128,580

Series F-1, Rev., 5.00%, 4/1/2022 (b)	1,350,000	1,388,543

Series 2013S-4, Rev., 5.00%, 4/1/2023 (b)	170,000	183,124

Series S-4, Rev., 5.00%, 4/1/2023 (b)	25,000	26,930

Series 2013S-4, Rev., 5.25%, 4/1/2023 (b)	70,000	75,680

Beardsley School District Series 2021, GO, 2.00%, 5/1/2022	210,000	212,274

Belmont Joint Powers Financing Authority Rev., 4.00%, 8/1/2022	50,000	51,796

Belmont-Redwood Shores School District GO, 5.00%, 8/1/2022	90,000	93,995

Berkeley Unified School District GO, 5.00%, 8/1/2022	65,000	67,928

Brentwood Infrastructure Financing Authority

Rev., 5.00%, 7/1/2022	55,000	57,252

Series 2012A, AGM, 3.25%, 9/2/2022	50,000	51,554

Series 2012A, AGM, 3.50%, 9/2/2023	50,000	51,646

Brentwood Infrastructure Financing Authority, Civic Center Project

Rev., 4.00%, 10/1/2022	25,000	25,997

Rev., 5.00%, 10/1/2024	40,000	45,585

Burbank Redevelopment Agency Successor Agency Rev., 5.00%, 12/1/2023	50,000	55,369

Burlingame Financing Authority, Water & Wastewater Rev., 5.00%, 4/1/2022	75,000	77,130

Burlingame School District, Election of 2012 Series 2013A, GO, 4.00%, 8/1/2023 (b)	20,000	21,483

Burlingame School District, Election of 2020 Series A, GO, 3.00%, 8/1/2022	20,000	20,536

Butte-Glenn Community College District

Series B, GO, 4.00%, 8/1/2022	25,000	25,898

GO, 5.00%, 8/1/2022	20,000	20,901

Cabrillo Community College District

GO, 4.00%, 8/1/2022 (b)	40,000	41,429

GO, 5.00%, 8/1/2022	70,000	73,145

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

California — continued

California County Tobacco Securitization Agency, Gold Country Settlement Funding Corp. Series 2020A, Rev., 5.00%, 6/1/2022	100,000	103,541

California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.

Series 2020A, Rev., 4.00%, 6/1/2022	700,000	719,610

Series 2020A, Rev., 4.00%, 6/1/2023	350,000	372,682

California County Tobacco Securitization Agency, Merced County Tobacco Funding Corp.

Rev., 4.00%, 6/1/2022	150,000	154,193

Rev., 4.00%, 6/1/2023	460,000	489,581

Rev., 5.00%, 6/1/2025	240,000	280,142

California County Tobacco Securitization Agency, Sonoma County Securitization Corp.

Rev., 4.00%, 6/1/2022	375,000	385,396

Rev., 4.00%, 6/1/2023	530,000	563,795

California Educational Facilities Authority, Claremont McKenna College Rev., 5.00%, 4/1/2022	35,000	36,000

California Educational Facilities Authority, Loyola Marymount University Rev., 4.00%, 10/1/2021	140,000	140,420

California Educational Facilities Authority, Loyola Marymount University, Green Bond Series 2018B, Rev., 5.00%, 10/1/2022	25,000	26,272

California Educational Facilities Authority, Pepperdine University Series 2017B, Rev., 4.00%, 9/1/2022	25,000	25,975

California Educational Facilities Authority, Santa Clara University Rev., 5.00%, 4/1/2022	100,000	102,858

California Enterprise Development Authority, Riverside County, Library Facility Project Rev., 4.00%, 11/1/2023	200,000	216,026

California Enterprise Development Authority, The Thacher School Project Rev., 4.00%, 9/1/2021	65,000	65,000

California Health Facilities Financing Authority, Adventist Health System

Series 2016A, Rev., 4.00%, 3/1/2022	75,000	76,441

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	197

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

California — continued

Series 2013A, Rev., 5.00%, 3/1/2022	65,000	66,571

Series 2011A, Rev., 3.00%, 3/1/2024 (c)	305,000	319,617

California Health Facilities Financing Authority, Cedars-Sinai Medical Center

Series A, Rev., 5.00%, 9/10/2021	80,000	83,757

Series B, Rev., 5.00%, 8/15/2022	35,000	36,644

Rev., 5.00%, 11/15/2022	110,000	116,511

Rev., 5.00%, 11/15/2024	250,000	288,676

California Health Facilities Financing Authority, Children’s Hospital Rev., 5.00%, 11/1/2021	300,000	302,418

California Health Facilities Financing Authority, Chinese Hospital Rev., 5.00%, 6/1/2022	25,000	25,908

California Health Facilities Financing Authority, City of Hope Series 2012A, Rev., 5.00%, 11/15/2021	200,000	201,990

California Health Facilities Financing Authority, EL Camilo Hospital Rev., 5.00%, 2/1/2022	45,000	45,908

California Health Facilities Financing Authority, Kaiser Permanente

Series 2017B, Rev., 5.00%, 11/1/2022 (c)	120,000	126,745

Series C, Rev., 5.00%, 11/1/2022 (c)	1,145,000	1,209,354

Series D, Rev., 5.00%, 11/1/2022 (c)	100,000	105,620

California Health Facilities Financing Authority, Lucile Salter Packard Children’s Hospital at Stanford Series 2016A, Rev., 5.00%, 8/15/2022	30,000	31,373

California Health Facilities Financing Authority, Marshall Medical Center Rev., 5.00%, 11/1/2021	80,000	80,638

California Health Facilities Financing Authority, Memorial Health Service

Series 2012A, Rev., 4.00%, 10/1/2021	505,000	506,586

Series 2012A, Rev., 5.00%, 10/1/2021	95,000	95,375

Series 2012A, Rev., 5.00%, 10/1/2023	350,000	368,276

Series 2012A, Rev., 5.00%, 10/1/2026	300,000	315,463

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

California — continued

California Health Facilities Financing Authority, Providence Health and Services

Series 2014A, Rev., 5.00%, 10/1/2021	65,000	65,257

Series 2014A, Rev., 5.00%, 10/1/2022	70,000	73,702

Series 2014A, Rev., 5.00%, 10/1/2024 (b)	30,000	34,410

California Health Facilities Financing Authority, Providence St. Joseph Health

Series 2016B-2, Rev., 4.00%, 10/1/2024 (c)	35,000	39,138

Rev., 2.00%, 10/1/2025 (c)	125,000	133,387

Series 2019C, Rev., 5.00%, 10/1/2025 (c)	690,000	820,102

California Health Facilities Financing Authority, St. Joseph Health System

Series 2009D, Rev., 1.70%, 10/18/2022 (c)	730,000	742,470

Series 2009C, Rev., 5.00%, 10/18/2022 (c)	330,000	347,900

California Health Facilities Financing Authority, Stanford Health Clinic Series 2008A-3, Rev., 5.50%, 11/15/2021 (b)	100,000	101,094

California Health Facilities Financing Authority, Sutter Health

Series 2018A, Rev., 5.00%, 11/15/2021	50,000	50,494

Series 2018A, Rev., 5.00%, 11/15/2022	75,000	79,383

California Housing Finance, Santa & Tower, Multi-Family Series 2020F, Rev., 1.45%, 4/1/2022 (c)	320,000	321,124

California Infrastructure & Economic Development Bank

Series 2018C, Rev., (SIFMA Municipal Swap Index Yield + 0.35%), 0.37%, 9/9/2021 (d)	5,250,000	5,260,655

Rev., 5.00%, 10/1/2022	35,000	36,859

Series 2014A, Rev., 5.00%, 10/1/2023 (b)	25,000	27,529

California Infrastructure & Economic Development Bank, Academy of Motion Picture Arts & Sciences Obligated Group Series 2015A, Rev., 5.00%, 11/1/2022	100,000	105,669

SEE NOTES TO FINANCIAL STATEMENTS.

198	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

California — continued

California Infrastructure & Economic Development Bank, Bay Area Toll Authority, Toll Bridge Series 2003A, Rev., AGM, 5.00%, 7/1/2022 (b)	25,000	26,019

California Infrastructure & Economic Development Bank, Infrastructure State Revolving Fund Series 2015A, Rev., 5.00%, 10/1/2021 (b)	25,000	25,099

California Infrastructure & Economic Development Bank, J David Gladstone Institution Series A, Rev., 5.25%, 10/1/2021 (b)	25,000	25,101

California Infrastructure & Economic Development Bank, State Revolving Fund, Green Bond

Rev., 5.00%, 10/1/2021	80,000	80,318

Rev., 4.00%, 10/1/2022	25,000	26,058

California Infrastructure and Economic Development Bank, Academy of Motion Picture Arts and Sciences Obligated Group Series 2015A, Rev., 5.00%, 11/1/2021	40,000	40,324

California Infrastructure and Economic Development Bank, Clean Water State Revolving

Rev., 5.00%, 10/1/2021	45,000	45,179

Rev., 5.00%, 10/1/2022	25,000	26,328

California Municipal Finance Authority Series 2018A, Rev., 4.00%, 12/1/2022	50,000	52,445

California Municipal Finance Authority, Anaheim Water System Project

Series 2015-A, Rev., 4.00%, 10/1/2021	50,000	50,159

Series 2015-A, Rev., 5.00%, 10/1/2022	25,000	26,333

California Municipal Finance Authority, California Lutheran University Rev., 5.00%, 10/1/2021	125,000	125,465

California Municipal Finance Authority, City of Anaheim Electric Utility Distribution System

Rev., 5.00%, 10/1/2021	20,000	20,079

Series 2015-B, Rev., 5.00%, 10/1/2022	20,000	21,055

California Municipal Finance Authority, Civic Center Infrastructure Improvement Program Rev., 5.00%, 6/1/2023	75,000	81,173

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

California — continued

California Municipal Finance Authority, Community Medical Center

Series 2017A, Rev., 5.00%, 2/1/2022	120,000	122,390

Series 2017A, Rev., 5.00%, 2/1/2026	1,000,000	1,197,568

California Municipal Finance Authority, Jurupa Valley Pavement Rehabilitation Project COP, AGM, 4.00%, 6/1/2022	50,000	51,385

California Municipal Finance Authority, Multi-Family Housing, Pacific Meadows Apartments Series A, Rev., VRDO, LIQ: FHLMC, 0.03%, 9/1/2021 (c)	5,595,000	5,595,000

California Municipal Finance Authority, Recovery Zone Facility, Chevron USA, Inc., Project Series 2010A, Rev., VRDO, 0.01%, 9/1/2021 (c)	1,700,000	1,700,000

California Municipal Finance Authority, St. John’s Well Child & Family Center Rev., 4.00%, 12/1/2022	110,000	115,350

California Municipal Finance Authority, University of La Verne Series 2017A, Rev., 5.00%, 6/1/2022	25,000	25,900

California Municipal Finance Authority, University of San Diego Series 2011A, Rev., 5.00%, 10/1/2021 (b)	140,000	140,547

California Public Finance Authority, Henry Mayo Newhall Hospital

Rev., 4.00%, 10/15/2021	210,000	210,868

Rev., 4.00%, 10/15/2022	240,000	249,247

Rev., 4.00%, 10/15/2023	290,000	310,795

Rev., 4.00%, 10/15/2024	380,000	419,167

California Public Finance Authority, ORO Loma Sanitary District Rev., 3.00%, 10/1/2021	25,000	25,059

California School Cash Reserve Program Authority Series 2020-2021L, Rev., TRAN, 2.00%, 1/31/2022	75,000	75,579

California State Public Works Board

Series B, Rev., 5.00%, 10/1/2021	35,000	35,138

Series E, Rev., 4.00%, 9/1/2022 (b)	25,000	25,972

Series G, Rev., 5.00%, 5/1/2023	25,000	27,027

California State Public Works Board, California State University, Various Capital Projects

Series 2013-I, Rev., 4.00%, 11/1/2021	225,000	226,441

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	199

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

California — continued

Series 2012A, Rev., 5.00%, 4/1/2022	670,000	688,929

Series 2017B, Rev., 5.00%, 10/1/2022	280,000	294,809

Series 2013-I, Rev., 5.00%, 11/1/2022	50,000	52,847

Series 2021A, Rev., 5.00%, 2/1/2023 (e)	5,000,000	5,311,248

Series 2013-I, Rev., 5.00%, 11/1/2025	265,000	292,190

California State Public Works Board, Department of Corrections & Rehabilitation

Series 2013G, Rev., 5.00%, 9/1/2021	205,000	205,000

Series E, Rev., 5.00%, 9/1/2021	25,000	25,000

Series 2015A, Rev., 5.00%, 6/1/2022	70,000	72,563

Rev., 5.00%, 9/1/2022	25,000	26,221

Series 2014C, Rev., 4.00%, 10/1/2022	35,000	36,473

Series 2016E, Rev., 5.00%, 10/1/2025	175,000	207,919

Series 2012C, Rev., 4.00%, 6/1/2028	260,000	267,492

California State Public Works Board, Department of Corrections & Rehabilitation, Various Correctional Facilities

Series 2014A, Rev., 2.50%, 9/1/2021	25,000	25,000

Series 2014A, Rev., 5.00%, 9/1/2021	70,000	70,000

Series 2014A, Rev., 5.00%, 9/1/2022	65,000	68,175

Series 2014A, Rev., 5.00%, 9/1/2023	65,000	71,267

California State Public Works Board, Department of Corrections and Rehabilitation

Series 2011C, Rev., 5.00%, 10/1/2021	140,000	140,554

Series 2015H, Rev., 5.00%, 12/1/2021	160,000	161,941

Series 2011C, Rev., 5.25%, 10/1/2024	140,000	140,569

California State Public Works Board, Department of State Hospital

Series 2013E, Rev., 5.00%, 6/1/2022	115,000	119,211

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

California — continued

Series 2013E, Rev., 5.00%, 6/1/2023	30,000	32,552

California State Public Works Board, Forwards Delivery Series A, Rev., 5.00%, 2/1/2022 (e)	2,365,000	2,398,827

California State Public Works Board, Judicial Council Project

Series 2011D, Rev., 5.00%, 12/1/2021	235,000	237,786

Series A, Rev., 4.00%, 3/1/2022	50,000	50,971

Series A, Rev., 5.00%, 3/1/2023	50,000	53,652

Series A, Rev., 5.00%, 3/1/2024	25,000	26,814

Series 2011D, Rev., 5.25%, 12/1/2026	50,000	50,624

California State Public Works Board, Office of Emergency Services Series 2017F, Rev., 5.00%, 9/1/2021	45,000	46,281

California State Public Works Board, State Office Buildings Series 2015F, Rev., 5.00%, 5/1/2022	205,000	211,671

California State Public Works Board, The Regents of the University of California

Series C, Rev., NATL-RE, 4.00%, 9/1/2021 (b)	25,000	25,000

Series 2011G, Rev., 5.25%, 12/1/2021 (b)	200,000	202,545

Series A, Rev., NATL-RE, 5.25%, 6/1/2022 (b)	70,000	72,697

California State Public Works Board, Trustees of The California State University

Series 2011B, Rev., 5.00%, 10/1/2021 (b)	100,000	100,395

Series B, Rev., 5.25%, 10/1/2021 (b)	30,000	30,124

California State Public Works Board, Various Capital Projects

Series 2014E, Rev., 5.00%, 9/1/2021	100,000	100,000

Series 2012G, Rev., 5.00%, 11/1/2021	60,000	60,483

Series 2016C, Rev., 5.00%, 11/1/2021	75,000	75,603

Series 2019C, Rev., 5.00%, 11/1/2021	35,000	35,282

Series 2016D, Rev., 4.00%, 4/1/2022	40,000	40,906

SEE NOTES TO FINANCIAL STATEMENTS.

200	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

California — continued

Series 2019B, Rev., 5.00%, 5/1/2022	65,000	67,115

Series 2016C, Rev., 5.00%, 11/1/2022	20,000	21,139

Series B, Rev., 5.00%, 10/1/2023	45,000	49,514

Series 2012A, Rev., 5.00%, 4/1/2025	2,365,000	2,431,816

Series H, Rev., 5.00%, 12/1/2025	150,000	172,710

Series 2011A, Rev., 5.25%, 10/1/2026	825,000	828,353

California State Public Works Board, Various Capital Projects, Regents University California Series 2011G, Rev., 5.00%, 12/1/2021 (b)	150,000	151,816

California State University, Systemwide

Series 2011A, Rev., 5.00%, 11/1/2021 (b)	25,000	25,199

Series 2013A, Rev., 5.00%, 11/1/2021	350,000	352,833

Series 2015A, Rev., 5.00%, 11/1/2021	100,000	100,809

Series 2017A, Rev., 5.00%, 11/1/2021	45,000	45,364

Series 2018A, Rev., 5.00%, 11/1/2021	25,000	25,202

Series 2012A, Rev., 3.25%, 11/1/2022 (b)	20,000	20,726

Series 2012A, Rev., 4.00%, 11/1/2022 (b)	155,000	162,030

Series 2012A, Rev., 5.00%, 11/1/2022 (b)	160,000	169,117

Series 2015A, Rev., 5.00%, 11/1/2022	50,000	52,865

Series 2016A, Rev., 5.00%, 11/1/2022	100,000	105,729

Series 2017A, Rev., 5.00%, 11/1/2022	50,000	52,865

Series 2019A, Rev., 5.00%, 11/1/2022	25,000	26,432

Series A, Rev., 5.00%, 11/1/2023	35,000	38,680

California Statewide Communities Development Authority, American Baptist Homes of The Westenloe Medical Center Rev., 5.00%, 10/1/2021	20,000	20,074

California Statewide Communities Development Authority, City of Glendora Series A, Rev., AGM, 4.00%, 10/1/2022	25,000	26,058

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

California — continued

California Statewide Communities Development Authority, Enloe Medical Center Rev., 5.00%, 8/15/2022	75,000	78,478

California Statewide Communities Development Authority, Henry Mayo Newhall Memorial Hospital Series 2014A, Rev., AGM, 5.25%, 10/1/2024 (b)	400,000	459,203

California Statewide Communities Development Authority, Installment Sales Series 2012B, COP, 5.00%, 6/1/2022 (b)	25,000	25,897

California Statewide Communities Development Authority, Rady Children’s Hospital

Series 2016A, Rev., 5.00%, 8/15/2023	75,000	82,057

Series 2016B, Rev., 5.00%, 8/15/2025	125,000	147,321

California Statewide Communities Development Authority, Redlands Community Hospital Rev., 5.00%, 10/1/2022	40,000	42,057

California Statewide Communities Development Authority, Southern California Edison Co. Series D, Rev., 2.63%, 12/1/2023 (c)	100,000	105,139

California Statewide Communities Development Authority, The Terraces at San Joaquin Gardens Project Rev., 5.63%, 10/1/2022 (b)	1,000,000	1,058,526

California Statewide Communities Development Authority, Trinity Health Credit Group Rev., 5.00%, 12/1/2021 (b)	80,000	80,969

Camarillo Community Development Commission Successor Agency, Camarillo Corridor Project Rev., AGM, 5.00%, 9/1/2023	25,000	27,336

Campbell Union High School District GO, 4.00%, 8/1/2022	25,000	25,898

Capistrano Unified School District Community Facilities District No. 90-2, Special Tax Rev., AGM, 3.75%, 9/1/2022	80,000	82,878

Capistrano Unified School District Community Facilities District, Special Tax Rev., 5.00%, 9/1/2021	85,000	85,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	201

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

California — continued

Carlsbad Unified School District

GO, 5.00%, 8/1/2022	20,000	20,897

Series 2009B, GO, 6.00%, 5/1/2024	100,000	115,191

Carlsbad Unified School District, Election of 2018 Series 2018A, GO, 5.00%, 8/1/2022	70,000	73,140

Carlsbad Unified School District, School Financing Project COP, 5.00%, 10/1/2022	25,000	26,325

Carpinteria Valley Water District Series 2016A, Rev., 5.00%, 7/1/2022	100,000	103,855

Castaic Lake Water Agency, Capital Appreciation, Water System Improvement Project Series 1999A, COP, AMBAC, Zero Coupon, 8/1/2023	45,000	44,649

Castro Valley Unified School District COP, AGM, 4.00%, 9/1/2021	55,000	55,000

Centinela Valley Union High School District, Capital Appreciation Series 2009A, GO, AGM, Zero Coupon, 8/1/2022	20,000	19,946

Central School District, Election of 2012 Series C, GO, 2.00%, 8/1/2022	25,000	25,437

Cerritos Community College District Series A, GO, 5.00%, 8/1/2022	90,000	94,055

Chabot-Las Positas Community College District GO, 5.00%, 8/1/2022	25,000	26,124

Chaffey Joint Union High School District, Election of 2008 Series A, GO, 5.00%, 8/1/2023 (b)	30,000	32,798

Chino Basin Regional Financing Authority Series 2020A, Rev., 5.00%, 6/1/2022	40,000	41,459

Chino Valley Unified School District, Election of 2002 Series 2012A, GO, 5.00%, 8/1/2022 (b)	30,000	31,345

Chula Vista Elementary School District

Series 2013A, COP, AGM, 5.00%, 9/1/2021	25,000	25,000

Rev., BAN, Zero Coupon, 8/1/2023	20,000	19,889

Chula Vista Municipal Financing Authority

Series 2015B, Rev., 5.00%, 9/1/2023	45,000	49,045

Rev., 5.00%, 5/1/2024	10,000	11,242

Chula Vista Redevelopment Agency Successor Agency Rev., 4.00%, 10/1/2022	30,000	31,130

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

California — continued

Citrus Community College District Series 2015A, GO, 5.00%, 8/1/2022	55,000	57,478

City & County of San Francisco

Series 2011-R1, GO, 5.00%, 6/15/2022	100,000	101,401

Series 2015-R1, GO, 5.00%, 6/15/2022	205,000	212,930

Series 2018C, GO, 5.00%, 6/15/2022	25,000	25,967

Series 2021-R1, GO, 5.00%, 6/15/2022	50,000	51,934

Series R1, GO, 5.00%, 6/15/2024	25,000	25,351

Series 2011-R1, GO, 5.00%, 6/15/2025	55,000	55,771

City & County of San Francisco, Moscon Center

Series 2017B, COP, 5.00%, 4/1/2022	45,000	46,275

Series 2011A, COP, 5.00%, 9/1/2022	115,000	115,452

City & County of San Francisco, Multi-Family, Eastern Park Apartments Series 2019K, Rev., 1.30%, 1/1/2023 (c)	320,000	323,220

City and County of San Francisco, City Office Buildings — Multiple Properties Project Series 2015-R1, COP, 5.00%, 9/1/2022	25,000	26,224

City and County of San Francisco, Juvenile Hall Project Series 2014-R2, COP, 5.00%, 4/1/2022	90,000	92,572

City and County of San Francisco, Moscone Center South Project Series 2011A, COP, 5.00%, 9/1/2021	60,000	60,000

City and County of San Francisco, Multiple Capital Improvement Projects COP, 5.00%, 4/1/2022	25,000	25,715

City of Azusa, Water System

Rev., 5.00%, 7/1/2022	70,000	72,867

Series 2012A, Rev., 5.00%, 7/1/2022	50,000	52,047

City of Bakersfield, Wastewater Series 2015A, Rev., 5.00%, 9/15/2021	25,000	25,045

City of Berkeley, Election of 2008 Series B, GO, 5.00%, 9/1/2021	25,000	25,000

City of Beverly Hills Rev., 3.00%, 9/1/2021	25,000	25,000

SEE NOTES TO FINANCIAL STATEMENTS.

202	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

California — continued

City of Brea, Water Utility Rev., 4.00%, 7/1/2022	75,000	77,449

City of Burbank, Wastewater Treatment Rev., 5.00%, 6/1/2022	35,000	36,290

City of Calistoga, Water & Wastewater COP, AGM, 4.00%, 10/1/2021	40,000	40,125

City of El Cerrito COP, AGM, 3.00%, 1/15/2022	50,000	50,464

City of Gilroy, Wastewater Rev., 5.00%, 8/1/2022	25,000	26,126

City of Glendora, Waterworks Series 2016A, Rev., 5.00%, 10/1/2022	25,000	26,331

City of Lincoln, Community Facilities District No. 2003-1, Lincoln Crossing Project, Special Tax Rev., 4.00%, 9/1/2022	30,000	31,099

City of Livingston, Sewer Series 2016A, Rev., 4.00%, 3/1/2022	20,000	20,391

City of Long Beach Harbor Series 2014B, Rev., 5.00%, 5/15/2023	50,000	54,147

City of Long Beach Harbor, Private Activity

Series 2020A, Rev., 4.00%, 5/15/2024	20,000	22,073

Rev., 4.00%, 5/15/2025	155,000	176,405

Rev., 5.00%, 5/15/2025	115,000	135,117

City of Los Angeles

Series 2000-A, GO, 5.00%, 9/1/2021 (b)	105,000	105,000

Series 2011-B, GO, 5.00%, 9/1/2021	90,000	90,000

Series 2012A, GO, 5.00%, 9/1/2022	40,000	40,159

City of Los Angeles Department of Airports, International Airport Subordinate

Series 2019C, Rev., 5.00%, 5/15/2022	40,000	41,381

Series C, Rev., 5.00%, 5/15/2022	25,000	25,863

Series 2018E, Rev., 5.00%, 5/15/2024	15,000	16,937

City of Los Angeles, Solid Waste Resources Series 2015-A, Rev., 5.00%, 2/1/2022	20,000	20,409

City of Los Angeles, Wastewater System

Series 2013B, Rev., 4.00%, 6/1/2022	45,000	46,322

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

California — continued

Series 2012B, Rev., 5.00%, 6/1/2022	25,000	25,917

Series 2013-B, Rev., 5.00%, 6/1/2022	360,000	373,267

Series C, Rev., 5.00%, 6/1/2022	80,000	82,936

Subseries B, Rev., 5.00%, 6/1/2023	110,000	119,277

City of Malibu Series 2016A, COP, 4.00%, 11/1/2021	40,000	40,252

City of Manhattan Beach, Police and Fire Facility COP, 3.00%, 1/1/2023	25,000	25,954

City of Merced, Water System Rev., 5.00%, 10/1/2021	20,000	20,079

City of Napa Rev., 5.00%, 5/1/2022	25,000	25,819

City of Newark COP, 5.00%, 6/1/2023	45,000	48,655

City of Oakland Series 2015A, GO, 5.00%, 1/15/2022	95,000	96,722

City of Oakland, Sewer Series 2014A, Rev., 5.00%, 6/15/2023	35,000	38,062

City of Oceanside Series 2020A, Rev., 4.00%, 5/1/2022	45,000	46,175

City of Orange, Community Facilities District Rev., 2.00%, 10/1/2021	50,000	50,059

City of Pacifica COP, 5.00%, 1/1/2022	105,000	106,685

City of Palo Alto, Avenue Parking Garage Series 2019A, COP, 5.00%, 11/1/2023	50,000	55,257

City of Pasadena

Series 2015A, COP, 5.00%, 2/1/2022	20,000	20,400

Series 2011A, Rev., 4.00%, 6/1/2022	60,000	61,759

Series 2012A, Rev., 4.00%, 6/1/2022	20,000	20,586

City of Redding, Electric System Rev., 5.00%, 6/1/2022	175,000	181,449

City of Richmond, Wastewater, Capital Appreciation Rev., FGIC, Zero Coupon, 8/1/2023 (b)	200,000	198,552

City of Riverside Series 2019A, Rev., 5.00%, 10/1/2022	40,000	42,129

City of Roseville, 316 Vernon Street Project COP, 5.00%, 8/1/2022	40,000	41,768

City of Sacramento, Wastewater Rev., 5.00%, 9/1/2021	75,000	75,000

City of Salinas, Sanitary Sewer System Rev., 4.00%, 8/1/2022 (b)	50,000	51,785

City of San Francisco, Public Utilities Commission

Subseries 2011A, Rev., 4.25%, 11/1/2021 (b)	35,000	35,238

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	203

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

California — continued

Subseries 2011A, Rev., 4.50%, 11/1/2021 (b)	135,000	135,973

Series 2016A, Rev., 5.00%, 11/1/2021	25,000	25,202

Subseries 2011A, Rev., 5.00%, 11/1/2021 (b)	375,000	378,010

Subseries 2011-A, Rev., 5.00%, 11/1/2021 (b)	60,000	60,481

Subseries A, Rev., 5.00%, 11/1/2021 (b)	270,000	272,167

Series 2012A, Rev., 4.00%, 5/1/2022 (b)	420,000	430,925

Series 2012A, Rev., 5.00%, 5/1/2022 (b)	205,000	211,693

Subseries A, Rev., 5.00%, 5/1/2022 (b)	145,000	149,734

Series 2016A, Rev., 5.00%, 11/1/2022	75,000	79,297

Series 2015A, Rev., 5.00%, 11/1/2023	20,000	22,089

City of San Francisco, Public Utilities Commission, Local Water Main Subseries C, Rev., 5.00%, 11/1/2021 (b)	45,000	45,361

City of San Mateo, Library Improvement Project GO, 4.00%, 8/1/2022	20,000	20,718

City of Santa Ana, Gas Tax Rev., 4.00%, 1/1/2022	95,000	96,233

City of Santa Barbara COP, 4.00%, 10/1/2021	50,000	50,154

City of Santa Clara, Electric Power Supply, Silicon Valley Power Series 2013A, Rev., 5.00%, 7/1/2022	105,000	109,291

City of Santa Rosa, Wastewater Series 2014A, Rev., 5.00%, 9/1/2022	20,000	20,983

City of Sausalito, 2016 Financing Project COP, 4.00%, 5/1/2023	50,000	53,214

City of South Lake Tahoe, Road Improvement Projects COP, 4.00%, 9/1/2022	50,000	51,801

City of Susanville, Natural Gas Enterprise Rev., AGM, 3.00%, 6/1/2023	20,000	20,853

City of Torrance COP, 4.00%, 11/1/2021	45,000	45,284

City of Tulare, Sewer System Rev., AGM, 5.00%, 11/15/2022	30,000	31,693

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

California — continued

Cloverdale Unified School District, Election of 2018 Series B, GO, 4.00%, 8/1/2022	35,000	36,250

Clovis Unified School District, Election of 2012

Series 2012A, GO, Zero Coupon, 8/1/2022 (b)	150,000	87,819

Series 2012A, GO, 5.00%, 8/1/2022 (b)	30,000	31,345

Series C, GO, 5.00%, 8/1/2022	65,000	67,928

Coachella Redevelopment Agency Successor Agency, Merged Project Areas Series A, Rev., AGM, 5.00%, 9/1/2022	25,000	26,172

Coachella Valley Unified School District, Election of 2005

Series 2012D, GO, AGM, 4.00%, 8/1/2022 (b)	25,000	25,893

Series 2012D, GO, AGM, 4.13%, 8/1/2022 (b)	25,000	25,921

Coast Community College District Series A, GO, 5.00%, 8/1/2022	160,000	167,208

Coast Community College District, Election of 2012

Series A, GO, 4.00%, 8/1/2023 (b)	20,000	21,483

Series 2013A, GO, 5.00%, 8/1/2023 (b)	30,000	32,798

Colton Joint Unified School District, Election of 2008

Series 2016D, GO, 4.00%, 8/1/2022	25,000	25,881

Series 2010B, GO, AGM, 5.80%, 8/21/2026 (b)	25,000	31,580

Contra Costa Community College District GO, 4.00%, 8/1/2022 (b)	40,000	41,428

Contra Costa Community College District, Election of 2014 Series 2019B-2, GO, 4.00%, 8/1/2022	140,000	145,015

Contra Costa County Public Financing Authority, Capital Projects Series B, Rev., 5.00%, 6/1/2022	30,000	31,099

Contra Costa County Transportation Authority, Sales Tax Series 2015A, Rev., 5.00%, 3/1/2022	25,000	25,610

Contra Costa Water District

Series T, Rev., 5.00%, 10/1/2021 (b)	35,000	35,137

Series 2012Q, Rev., 5.00%, 10/1/2022	30,000	31,590

SEE NOTES TO FINANCIAL STATEMENTS.

204	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

California — continued

Corona Utility Authority, Water Projects Rev., 5.00%, 9/1/2022	30,000	31,475

Coronado Community Development Agency Successor Agency, Tax Allocation Series 2018A, Rev., 5.00%, 9/1/2021	130,000	130,000

Coronado Unified School District GO, 5.00%, 8/1/2022	50,000	52,253

Corona-Norco Unified School District, Election of 2014 Series B, GO, 4.00%, 8/1/2022	25,000	25,893

County of Los Angeles, Disney Concert Hall Parking Garage

COP, 5.00%, 9/1/2021	55,000	55,000

COP, 5.00%, 3/1/2022	470,000	481,005

COP, 5.00%, 9/1/2022	140,000	146,549

COP, 5.00%, 3/1/2023	250,000	267,361

County of Marin, 2015 Financing Project COP, 5.00%, 11/1/2022	50,000	52,816

County of Monterey, Public Facilities Refinancing COP, 5.00%, 10/1/2022	25,000	26,305

County of Napa COP, 5.00%, 6/1/2022	80,000	82,893

County of Orange Series 2019A, Rev., 5.00%, 7/1/2022	150,000	156,091

County of San Bernardino, Arrowhead Project

Series 2019A, COP, 5.00%, 10/1/2021	395,000	396,549

Series 2019A, COP, 5.00%, 10/1/2022	25,000	26,311

County of San Diego, Edgemoor and RCS Series A, COP, 3.00%, 10/15/2021	20,000	20,070

County of San Diego, Sanford Burnham Prebys Medical Discovery Institute Series 2015A, Rev., 5.00%, 11/1/2022	25,000	26,399

County of Santa Clara, Election of 2008 Series 2013B, GO, 5.00%, 8/1/2022	25,000	26,126

County of Solano COP, 5.00%, 11/1/2022	50,000	52,847

County of Sonoma, Measure F Sales Tax, Limited Tax, Agricultural Preservation and Open Space

Rev., 5.00%, 9/1/2021	55,000	55,000

Rev., 5.00%, 9/1/2022	20,000	20,973

County of Yuba, Community Facilities District No. 2004-1, Edgewater, Special Tax Rev., AGM, 3.00%, 9/1/2021	100,000	100,000

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

California — continued

Cucamonga Valley Water District Financing Authority Rev., 5.00%, 9/1/2021	30,000	30,000

Cupertino Union School District

Series 2012A, GO, 4.00%, 8/1/2022	25,000	25,898

GO, 5.00%, 8/1/2022	25,000	26,126

Cutler-Orosi Joint Unified School District, Capital Improvement COP, 5.00%, 5/1/2022	30,000	30,937

Desert Community College District GO, 5.00%, 8/1/2022	95,000	99,280

Desert Hot Springs Redevelopment Agency Successor Agency, Subordinate Tax Rev., 5.00%, 9/1/2022	30,000	31,379

Desert Sands Unified School District

COP, 5.00%, 3/1/2022	75,000	76,783

Series 2013A, GO, 5.00%, 6/1/2022	45,000	46,651

GO, 5.00%, 8/1/2022	25,000	26,122

Desert Water Agency Rev., 4.00%, 5/1/2022	100,000	102,611

Downey Public Finance Authority

Rev., 5.00%, 12/1/2022	40,000	42,314

Rev., 5.00%, 12/1/2023	75,000	82,910

Dry Creek Joint Elementary School District GO, 4.00%, 8/1/2022	30,000	31,077

Duarte Unified School District, Election of 2010 Series 2011B, GO, 3.25%, 8/1/2022	25,000	25,694

Dublin Unified School District

GO, 4.00%, 8/1/2022	25,000	25,898

GO, 5.00%, 8/1/2022	90,000	94,054

Dublin Unified School District, Election of 2016 GO, 5.00%, 8/1/2022	55,000	57,478

East Bay Municipal Utility District, Wastewater System Series 2017A, Rev., 5.00%, 6/1/2022	25,000	25,916

East Bay Municipal Utility District, Water System Series 2012B, Rev., 5.00%, 6/1/2022	90,000	93,296

East Bay Regional Park District Series A-1, GO, 5.00%, 9/1/2021	30,000	30,000

East Side Union High School District GO, 4.00%, 8/1/2022	25,000	25,898

East Side Union High School District, Election of 2008

Series D, GO, 4.00%, 8/1/2022 (b)	30,000	31,071

Series D, GO, 5.00%, 8/1/2022 (b)	20,000	20,897

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	205

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

California — continued

East Side Union High School District, Election of 2012 Series B, GO, 5.00%, 8/1/2022	65,000	67,928

Eastern Municipal Water District, Water and Wastewater System Series 2016A, Rev., 5.00%, 7/1/2022	20,000	20,816

El Camino Community College District Foundation (The) GO, 5.00%, 8/1/2022	105,000	109,720

El Centro Financing Authority Rev., AGM, 4.00%, 10/1/2021	55,000	55,167

El Dorado Union High School District, 2021 Energy Efficiency Projects COP, AGM, 2.00%, 12/1/2022	160,000	163,288

El Monte City School District, Election of 2004 Series 2008C, GO, AGC, Zero Coupon, 8/1/2023	600,000	580,562

Elsinore Valley Municipal Water District Financing Authority Series 2016A, Rev., 5.00%, 7/1/2022	95,000	98,850

Emeryville Redevelopment Agency, Successor Agency Tax Allocation Series A, Rev., AGM, 5.00%, 9/1/2022	150,000	156,955

Etiwanda School District Public Financing Authority Series 2018A, Rev., 5.00%, 9/1/2022	35,000	36,720

Evergreen School District GO, 4.00%, 9/1/2021	25,000	25,000

Exeter Unified School District GO, 4.00%, 8/1/2022	25,000	25,858

Fairfield Community Facilities District, Special Tax Rev., 4.00%, 9/1/2022	40,000	41,567

Fallbrook Union High School District, 2016 Election Series 2020B, GO, 4.00%, 8/1/2022	50,000	51,744

Fontana Redevelopment Agency, Successor Agency, Tax Allocation

Series 2017A, Rev., 5.00%, 10/1/2021	190,000	190,748

Series 2017A, Rev., 5.00%, 10/1/2023	30,000	33,003

Fontana Unified School District GO, 3.13%, 8/1/2022 (b)	20,000	20,549

Foothill-De Anza Community College District

GO, 5.00%, 8/1/2022	85,000	88,824

Series 2003B, GO, 6.00%, 8/1/2022	50,000	52,709

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

California — continued

Fremont Public Financing Authority Series 2017B, Rev., 5.00%, 10/1/2023	25,000	27,469

Fremont Unified School District GO, 5.00%, 8/1/2022 (b)	50,000	52,242

Fremont Unified School District, Election 2014 Series D, GO, 4.00%, 8/1/2022	25,000	25,896

Fremont Union High School District GO, 5.00%, 8/1/2022	80,000	83,604

Fullerton Joint Union High School District GO, 5.00%, 8/1/2022	25,000	26,124

Garden Grove Agency Community Development Successor Agency, Tax Allocation Rev., 5.00%, 10/1/2023	20,000	21,945

Garden Grove Sanitary District Rev., 5.00%, 6/15/2022	90,000	93,489

Glendale Community College District, Election of 2002 Series 2013F, GO, 3.00%, 8/1/2022 (b)	50,000	51,315

Glendale Unified School District

Series 2015A, GO, 5.00%, 9/1/2021	35,000	35,000

GO, 4.25%, 9/1/2022 (b)	30,000	31,241

Glendora Unified School District, Capital Appreciation Series 2003B, GO, NATL-RE, Zero Coupon, 8/1/2022	20,000	19,958

Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement

Series 2018A, Rev., 3.00%, 6/1/2022	100,000	102,093

Series 2015A, Rev., 5.00%, 6/1/2022	25,000	25,896

Series 2018A, Rev., 5.00%, 6/1/2022	670,000	694,019

Series 2017A-1, Rev., 5.00%, 6/1/2023	625,000	676,010

Golden Valley Unified School District, 2021 School Financing Project COP, 3.00%, 9/1/2022	275,000	282,169

Grossmont Healthcare District

Series D, GO, 5.00%, 7/15/2022	20,000	20,852

Series C, GO, 5.00%, 7/15/2024	25,000	28,381

Grossmont Union High School District GO, 5.00%, 8/1/2022	45,000	47,027

Grossmont Union High School District, Election of 2008 Series G-2, GO, 5.00%, 8/1/2022	30,000	31,352

SEE NOTES TO FINANCIAL STATEMENTS.

206	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

California — continued

Grossmont-Cuyamaca Community College District GO, 5.00%, 8/1/2022	95,000	99,280

Harmony Union School District, Election of 2018 Series B, GO, 3.00%, 8/1/2022	30,000	30,767

Hemet Unified School District COP, AGM, 4.00%, 10/1/2022	200,000	207,907

Hermosa Beach Public Financing Authority Rev., 4.00%, 11/1/2024	25,000	27,901

Hesperia Unified School District Series 2013A, COP, 4.00%, 2/1/2023 (b)	30,000	31,604

Hollister Redevelopment Agency Successor Agency, Hollister Community Development Project Rev., 5.00%, 10/1/2021	25,000	25,089

Hollister School District, Election of 2016 Series 2019B, GO, 4.00%, 9/1/2022	20,000	20,780

Huntington Beach City School District COP, 4.00%, 7/1/2022	35,000	36,107

Huntington Beach Public Financing Authority, Capital Improvement Refinancing Project Series 2011A, Rev., 3.00%, 9/1/2021 (b)	25,000	25,000

Huntington Beach Union High School District GO, 5.00%, 8/1/2023 (b)	55,000	60,074

Imperial Beach Redevelopment Agency Successor Agency, Palm Avenue Commercial Redevelopment Project Rev., 5.00%, 6/1/2022	35,000	36,270

Imperial Community College District GO, AGM, 5.00%, 8/1/2022 (b)	25,000	26,109

Imperial Community College District, Election of 2010 Series 2014A, GO, AGM, 4.63%, 8/1/2023 (b)	30,000	32,553

Imperial Irrigation District Electric System Series C, Rev., 5.00%, 11/1/2021	30,000	30,242

Imperial Public Financing Authority, Water Facility Rev., 3.50%, 10/15/2022	25,000	25,921

Inglewood Public Financing Authority Rev., Zero Coupon, 8/1/2022 (b)	150,000	79,479

Irvine Ranch Water District COP, 5.00%, 3/1/2022	30,000	30,733

Irvine Unified School District, No. 01-1 South Irvine Communities, Special Tax Rev., 5.00%, 9/1/2021	50,000	50,000

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

California — continued

Irvine Unified School District, School Facilities Improvement District No. 1 Series 2016A, GO, 5.00%, 9/1/2022	25,000	26,229

Jefferson Elementary School District, Election of 2018 Series 2020B, GO, 3.00%, 9/1/2022	50,000	51,461

Jefferson Union High School District GO, 5.00%, 8/1/2022	60,000	62,703

Jefferson Union High School District, Election of 2012 Series A, GO, 4.00%, 8/1/2022	45,000	46,608

Jurupa Unified School District GO, AGM, 5.00%, 8/1/2022	25,000	26,067

Kentfield School District, Election of 2014 Series B, GO, 4.00%, 8/1/2022	25,000	25,898

Kern Community College District Series 2014B, GO, 5.00%, 11/1/2021	25,000	25,201

Kern Community College District, Election of 2016, Facilities Improvement District No. 1 Series 2018B, GO, 5.00%, 8/1/2023	25,000	27,316

Kern High School District GO, 5.00%, 8/1/2022	165,000	172,433

La Mirada Public Financing Authority Rev., 5.00%, 5/1/2022	25,000	25,812

Lake Elsinore Recreation Authority, Public Facilities Project Rev., 4.00%, 2/1/2022	35,000	35,566

Lake Tahoe Unified School District GO, 4.00%, 8/1/2022	25,000	25,877

Liberty Union High School District GO, 5.00%, 8/1/2022	35,000	36,577

Liberty Union High School District, Election of 2016 Series B, GO, 4.00%, 8/1/2022	25,000	25,898

Local Public Schools Funding Authority School Improvement District No. 2016-1 Series 2020A, GO, 5.00%, 8/1/2022	45,000	47,002

Lodi Public Financing Authority

Series 2020A, Rev., 4.00%, 6/1/2022	40,000	41,157

Rev., AGM, 5.00%, 9/1/2022	25,000	26,226

Lodi Unified School District GO, AGM, 5.00%, 8/1/2023	240,000	250,445

Loma Prieta Joint Union Elementary School District GO, 4.00%, 8/1/2022	75,000	77,630

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	207

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

California — continued

Long Beach Bond Finance Authority, Natural Gas Series 2007A, Rev., 5.25%, 11/15/2021	20,000	20,203

Long Beach Community College District Series 2017G, GO, 5.00%, 8/1/2022	25,000	26,126

Long Beach Community College District, Election of 2002 Series A, GO, 5.00%, 5/1/2022 (b)	40,000	41,306

Long Beach Community College District, Election of 2008

Series 2012B, GO, 4.00%, 8/1/2022 (b)	40,000	41,428

Series 2012B, GO, 5.00%, 8/1/2022 (b)	115,000	120,157

Long Beach Unified School District, Election of 2016 Series B, GO, 5.00%, 8/1/2022	30,000	31,346

Los Alamitos Unified School District, Election of 2018 GO, 5.00%, 8/1/2022	30,000	31,352

Los Altos Elementary School District GO, 4.00%, 8/1/2022	20,000	20,718

Los Angeles Community College District

Series 2015A, GO, 5.00%, 8/1/2022	75,000	78,365

Series 2015C, GO, 5.00%, 8/1/2022	90,000	94,037

Los Angeles Community College District, Election of 2008 Series J, GO, 3.00%, 8/1/2022	65,000	66,729

Los Angeles County Metropolitan Transportation Authority, Measure R Senior Sales Tax Series 2016A, Rev., 5.00%, 6/1/2022	30,000	31,103

Los Angeles County Metropolitan Transportation Authority, Proposition A First Tier Senior Sales Tax

Series 2017A, Rev., 5.00%, 7/1/2022	30,000	31,226

Series 2017-B, Rev., 5.00%, 7/1/2022	145,000	150,926

Series 2019A, Rev., 5.00%, 7/1/2022	75,000	78,065

Los Angeles County Metropolitan Transportation Authority, Proposition C Senior Sales Tax

Series 2013-B, Rev., 5.00%, 7/1/2022	75,000	78,065

Series 2017A, Rev., 5.00%, 7/1/2022	90,000	93,678

Series 2018A, Rev., 5.00%, 7/1/2022	215,000	223,786

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

California — continued

Series 2019C, Rev., 5.00%, 7/1/2022	25,000	26,022

Series 2012-B, Rev., 5.00%, 7/1/2024	100,000	104,052

Los Angeles County Metropolitan Transportation Authority, R Senior Sales Tax Series 2016A, Rev., 5.00%, 7/1/2022	75,000	78,065

Los Angeles County Metropolitan Transportation Authority, Union Station Gateway Project Rev., 5.00%, 7/1/2022	145,000	150,926

Los Angeles County Public Works Financing Authority

Series 2019E1, Rev., 3.00%, 12/1/2021	50,000	50,361

Series 2015B, Rev., 5.00%, 12/1/2021	65,000	65,790

Series 2019E1, Rev., 4.00%, 12/1/2023	85,000	92,444

Los Angeles County Public Works Financing Authority, MLK Hospital Project Series 2016D, Rev., 5.00%, 12/1/2022	75,000	79,592

Los Angeles County Public Works Financing Authority, Multiple Capital Projects

Series 2015A, Rev., 5.00%, 12/1/2021	25,000	25,304

Series 2015A, Rev., 5.00%, 12/1/2022	25,000	26,531

Los Angeles County Public Works Financing Authority, Multiple Capital Projects II

Rev., 5.00%, 8/1/2022	155,000	161,953

Rev., 5.00%, 8/1/2023	25,000	26,105

Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency, CRA/LA Bunker Hill Project Rev., 5.00%, 12/1/2022	50,000	52,860

Los Angeles County Sanitation Districts Financing Authority Series 2016A, Rev., 5.00%, 10/1/2022	25,000	26,328

Los Angeles County Schools, Transportation Pooled Financing Program

Series C, Rev., 2.00%, 9/1/2021	85,000	85,543

Series C, Rev., 2.00%, 12/30/2021	50,000	50,319

SEE NOTES TO FINANCIAL STATEMENTS.

208	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

California — continued

Los Angeles Department of Water and Power, Power System

Series 2018B, Rev., 5.00%, 1/1/2022	365,000	369,445

Series 2016A, Rev., 4.00%, 7/1/2022	65,000	67,117

Series 2013A, Rev., 5.00%, 7/1/2022	50,000	52,043

Series 2013B, Rev., 5.00%, 7/1/2022	50,000	52,043

Series 2016B, Rev., 5.00%, 7/1/2022	30,000	31,226

Series 2018B, Rev., 5.00%, 1/1/2023	75,000	79,589

Series 2012A, Rev., 5.00%, 7/1/2024	20,000	20,809

Los Angeles Department of Water and Power, Water System

Series 2021A-2, Rev., VRDO, LIQ: TD Bank NA, 0.01%, 9/3/2021 (c)	500,000	500,000

Series 2013B, Rev., 5.00%, 7/1/2022	30,000	31,226

Series 2017A, Rev., 5.00%, 7/1/2022	70,000	72,861

Los Angeles Unified School District

Series 2015A, GO, 5.00%, 7/1/2022	80,000	83,276

Series C, GO, 5.00%, 7/1/2022	170,000	176,962

Series C, GO, 5.00%, 7/1/2023	60,000	65,379

Los Angeles Unified School District, Dedicated Unlimited Ad Valorem Property Tax

Series 2016A, GO, 5.00%, 7/1/2022	30,000	31,229

Series 2017A, GO, 5.00%, 7/1/2022	130,000	135,324

Series 2019A, GO, 5.00%, 7/1/2022	55,000	57,252

Series 2017A, GO, 5.00%, 7/1/2023	45,000	49,034

Los Angeles Unified School District, Election of 2008 Series 2018B-1, GO, 5.00%, 7/1/2023	50,000	54,482

Los Angeles Unified School District, Headquarters Building Projects Series 2012A, COP, 5.00%, 10/1/2022	45,000	47,314

Los Banos Unified School District COP, 3.13%, 8/1/2022	35,000	35,928

Los Gatos Union School District GO, 4.00%, 8/1/2022	30,000	31,077

Los Rios Community College District GO, 5.00%, 8/1/2023	40,000	41,786

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

California — continued

Los Rios Community College District, Election of 2002 Series F, GO, 4.00%, 8/1/2022	30,000	31,075

Lucia Mar Unified School District GO, NATL-RE, 5.25%, 8/1/2022	55,000	57,603

Madera County Board of Education COP, 4.00%, 10/1/2023	20,000	21,500

Madera Unified School District GO, 5.00%, 8/1/2022	55,000	57,348

Manteca Redevelopment Agency Successor Agency Series 2020A, Rev., 4.00%, 10/1/2022	130,000	135,140

March Joint Powers Redevelopment Agency Successor Agency, March Air Force Base Redevelopment Project Series 2016A, Rev., 4.00%, 8/1/2022	20,000	20,640

Marin Community College District

GO, 3.00%, 8/1/2022 (b)	30,000	30,789

GO, 5.00%, 8/1/2022	20,000	20,901

Marina Joint Powers Financing Authority, Multi-Family Housing, Abrams B Apartments Project Rev., LOC: FNMA, 2.00%, 11/15/2023	25,000	25,829

Marysville Joint Unified School District, Refunding and Capital Projects COP, AGM, Zero Coupon, 6/1/2022	300,000	155,379

McFarland Unified School District, Election of 2020 Series A, GO, 4.00%, 11/1/2022	25,000	26,082

Menlo Park City School District GO, 5.00%, 7/1/2022 (b)	25,000	26,019

Merced Union High School District GO, AGM, Zero Coupon, 2/18/2025 (b)	350,000	111,835

Metropolitan Water District of Southern California, Waterworks

Series 2011C, Rev., 5.00%, 10/1/2021	275,000	276,085

Rev., 5.00%, 1/1/2022	20,000	20,327

Series 2018A, Rev., 5.00%, 7/1/2022	25,000	26,026

Middletown Unified School District, Election of 2018 Series 2019A, GO, 4.00%, 8/1/2023	25,000	26,729

Midpeninsula Regional Open Space District Series A, GO, 4.00%, 9/1/2021	30,000	30,000

Milpitas Redevelopment Agency Successor Agency, Redevelopment Project Area No. 1

Rev., 5.00%, 9/1/2021	80,000	80,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	209

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

California — continued

Rev., 5.00%, 9/1/2022	100,000	104,534

Milpitas Unified School District GO, 5.00%, 8/1/2022	60,000	62,692

Modesto Irrigation District, Domestic Water Project Series 2013G, Rev., AGM, 5.00%, 9/1/2021	25,000	25,000

Modesto Irrigation District, Electrical System

Rev., 5.00%, 10/1/2021	220,000	220,870

Series 2012A, Rev., 5.00%, 7/1/2022	30,000	31,221

Series 2015B, Rev., 5.00%, 10/1/2022	25,000	26,314

Mojave Water Agency Public Facilities Corp.

Series 2014A, Rev., 5.00%, 9/1/2021	30,000	30,000

Series 2017A, Rev., 5.00%, 6/1/2022	35,000	36,290

Mojave Water Agency Public Facilities Corp., Morongo Basin Pipeline Project, Election of 1990 GO, 4.00%, 9/1/2022	25,000	25,957

Morgan Hill Redevelopment Agency Successor Agency

Series 2013A, Rev., 5.00%, 9/1/2021 (b)	25,000	25,000

Series 2013A, Rev., 5.00%, 9/1/2022 (b)	50,000	52,441

Morongo Unified School District Series 2018A, GO, 4.00%, 8/1/2022	20,000	20,715

Morongo Unified School District, Election of 2005 Series 2012C, GO, Zero Coupon, 8/15/2022 (b)	95,000	36,181

Moulton-Niguel Water District Rev., 5.00%, 9/1/2021	100,000	100,000

Mount Diablo Unified School District, Election of 2010 Series 2012E, GO, 4.00%, 8/1/2022	25,000	25,893

Mount San Antonio Community College District

GO, 5.00%, 6/1/2022	40,000	41,471

Series 2013A, GO, 5.00%, 9/1/2022	20,000	20,981

Mount San Antonio Community College District, Election of 2018 Series 2019A, GO, 4.00%, 8/1/2022	20,000	20,716

Municipal Improvement Corp. of Los Angeles, Capital Equipment

Series 2016A, Rev., 5.00%, 11/1/2021	75,000	75,606

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

California — continued

Series 2012-A, Rev., 5.00%, 3/1/2022 (b)	25,000	25,611

Series 2016A, Rev., 5.00%, 11/1/2022	30,000	31,719

Series 2018A, Rev., 5.00%, 11/1/2023	50,000	55,257

Municipal Improvement Corp. of Los Angeles, Real Property

Series 2016B, Rev., 4.00%, 11/1/2021	350,000	352,254

Series 2016B, Rev., 5.00%, 11/1/2021	790,000	796,381

Series C, Rev., 5.00%, 3/1/2022 (b)	20,000	20,489

Series 2016B, Rev., 5.00%, 11/1/2022	30,000	31,719

Series 2020-B, Rev., 5.00%, 11/1/2022	75,000	79,297

Series 2016B, Rev., 5.00%, 11/1/2023	25,000	27,628

Napa Sanitation District Series 2012A, COP, 4.00%, 8/1/2022	40,000	41,437

Natomas Unified School District, Election of 2002 Series 2004-B, GO, NATL-RE, Zero Coupon, 9/1/2022 (b)	30,000	29,902

Norco Community Redevelopment Agency Successor Agency, Redevelopment Project Area #1 Series 2017A, Rev., 4.00%, 3/1/2023	20,000	21,100

North Lake Tahoe Public Financing Authority Rev., 5.00%, 12/1/2021	25,000	25,305

North Orange County Community College District, Capital Appreciation, Election of 2002 Series 2003B, GO, NATL-RE, Zero Coupon, 8/1/2022	25,000	24,959

North Orange County Community College District, Election of 2014 Series 2014B, GO, 4.00%, 8/1/2022	30,000	31,077

Northern California Power Agency, Hydroelectric Project

Series 2018A, Rev., 5.00%, 7/1/2022	30,000	31,224

Series 2019A, Rev., 5.00%, 7/1/2023	25,000	27,207

Novato Sanitary District, Wastewater Rev., 5.00%, 2/1/2022	45,000	45,919

Novato Unified School District

GO, 5.00%, 8/1/2022	25,000	26,126

Series 2014A, GO, 5.00%, 8/1/2023	90,000	98,412

SEE NOTES TO FINANCIAL STATEMENTS.

210	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

California — continued

Oak Grove School District

Series 2016A, GO, 1.30%, 8/1/2022	40,000	40,391

GO, 5.00%, 8/1/2022	25,000	26,089

Oakland Joint Powers Financing Authority Rev., 5.00%, 11/1/2021	240,000	241,939

Oakland Unified School District

GO, 5.00%, 8/1/2022	25,000	26,093

Series A, GO, 5.00%, 8/1/2022	50,000	52,187

Oakley Union Elementary School District Series 2017A, GO, 4.00%, 8/1/2022	30,000	31,072

Oceanside Redevelopment Agency Successor Agency Series A, Rev., 5.00%, 9/1/2021	25,000	25,000

Oceanside Unified School District GO, 5.00%, 8/1/2022	30,000	31,346

Ohlone Community College District GO, 5.00%, 8/1/2022	210,000	219,441

Olivenhain Municipal Water District Series 2016A, Rev., 5.00%, 6/1/2022	50,000	51,835

Ontario Public Financing Authority Rev., AGM, 5.00%, 11/1/2023	100,000	110,169

Orange County Local Transportation Authority, Measure M2 Sales Tax and Limited Tax Rev., 5.00%, 2/15/2022	25,000	25,559

Orange County Sanitation District, Wastewater

Series 2014A, Rev., 5.00%, 2/1/2022	25,000	25,510

Series 2016A, Rev., 5.00%, 2/1/2022	40,000	40,815

Orange County Water District

Series 2019A, COP, 2.00%, 8/15/2023	60,000	61,635

Series 2003B, COP, NATL-RE, 4.75%, 8/15/2023 (b)	25,000	27,257

Series 2013A, Rev., 5.00%, 8/15/2023 (b)	25,000	27,379

Orange Redevelopment Agency Successor Agency, Merged and Amended Redevelopment Project Area 2014 Tax Allocation Series 2014A, Rev., 5.00%, 9/1/2021	25,000	25,000

Orange Redevelopment Agency, Orange Merged and Amended Redevelopment Project Series 2014A, Rev., AGM, 5.00%, 9/1/2023	90,000	98,620

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

California — continued

Orchard School District GO, 5.00%, 8/1/2023	25,000	27,342

Oxnard Financing Authority Rev., 5.00%, 6/1/2022	20,000	20,720

Oxnard Union High School District, Election of 2018

Series 2018A, GO, 4.00%, 8/1/2022	20,000	20,718

Series B, GO, 4.00%, 8/1/2022	25,000	25,898

Pacific Grove Unified School District Series 2015A, GO, 5.00%, 8/1/2022	55,000	57,478

Padre Dam Municipal Water District Series 2017A, COP, 5.00%, 10/1/2024	50,000	57,380

Pajaro Valley Water Management Agency Rev., AGM, 5.00%, 3/1/2022	50,000	51,176

Palm Springs Community Redevelopment Agency Successor Agency Rev., 5.00%, 9/1/2021	85,000	85,000

Palm Springs Financing Authority, Convention Center Project

Series 2012A, Rev., 3.00%, 11/1/2021	150,000	150,665

Series 2012A, Rev., 3.13%, 11/1/2022	25,000	25,819

Series 2012A, Rev., 3.25%, 11/1/2023	65,000	67,185

Palm Springs Financing Authority, Downtown Revitalization Project Series 2012B, Rev., 4.00%, 6/1/2022 (b)	140,000	144,034

Palmdale Community Redevelopment Agency Successor Agency

Series 2016B, Rev., 5.00%, 9/1/2022	35,000	36,562

Series 2016A, Rev., 5.00%, 9/1/2023	25,000	27,336

Palmdale Elementary School District, Election of 2012 Series A, GO, 3.25%, 8/1/2023 (b)	30,000	31,777

Palomar Community College District

GO, 5.00%, 5/1/2022	25,000	25,817

GO, 5.00%, 5/1/2024	50,000	56,369

Panama-Buena Vista Union School District, 2006 School Construction Project COP, 5.00%, 9/1/2021	20,000	20,000

Paramount Unified School District, Election of 2006

Series 2020C, GO, 4.00%, 8/1/2022	20,000	20,698

GO, Zero Coupon, 8/1/2023 (b)	165,000	22,546

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	211

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

California — continued

GO, 4.50%, 8/1/2023 (b)	20,000	21,674

Pasadena Public Financing Authority, Rose Bowl Renovation Project

Series 2016A, Rev., 5.00%, 4/1/2022	50,000	51,432

Series 2016A, Rev., 5.00%, 4/1/2023	105,000	112,709

Pasadena Unified School District, Election of 2008

GO, 4.13%, 5/1/2022 (b)	25,000	25,671

GO, 5.00%, 5/1/2022 (b)	110,000	113,591

Peralta Community College District, Election of 2018 Series 2020A, GO, 5.00%, 8/1/2022	25,000	26,122

Perris Elementary School District COP, 4.00%, 9/1/2021	25,000	25,000

Perris Union High School District, Election of 2018 Series 2019A, GO, AGM, 5.00%, 9/1/2022	50,000	52,437

Pico Rivera Public Financing Authority

Rev., 4.00%, 9/1/2021	40,000	40,000

Rev., 4.00%, 9/1/2022	30,000	31,169

Pismo Beach Public Financing Agency, Beach Municipal Pier Project Rev., 5.00%, 12/1/2023	30,000	33,272

Pismo Beach Public Financing Authority, Wastewater Project Rev., 5.00%, 12/1/2021	30,000	30,365

Pittsburg Unified School District

Rev., AGM, Zero Coupon, 9/1/2021 (b)	175,000	48,599

GO, 5.00%, 8/1/2022	50,000	52,229

Placentia-Yorba Linda Unified School District

COP, AGM, 4.25%, 10/1/2021 (b)	25,000	25,082

COP, AGM, 6.00%, 10/1/2021	20,000	20,094

Series 2016A, COP, AGM, 5.00%, 10/1/2022	70,000	73,514

Placer Union High School District, Capital Appreciation Series 2000A, GO, NATL-RE, Zero Coupon, 8/1/2022	20,000	19,949

Pleasanton Unified School District GO, 4.00%, 8/1/2022	25,000	25,898

Port of Los Angeles, Harbor Department Series 2014C, Rev., 3.00%, 8/1/2022	25,000	25,658

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

California — continued

Poway Unified School District Public Financing Authority, Community Facility District, Special Tax Series 2017A, Rev., 4.00%, 9/1/2021	30,000	30,000

Poway Unified School District, School Facilities Improvement Districts No. 2002-1 GO, 5.00%, 8/1/2022	35,000	36,570

Puente Basin Water Agency, Walnut Valley Water District Project Series 2013A, Rev., 5.00%, 6/1/2023 (b)	25,000	27,106

Rancho Cucamonga Redevelopment Agency Successor Agency

Rev., 4.00%, 9/1/2021	165,000	165,000

Rev., AGM, 5.00%, 9/1/2022	55,000	57,550

Rancho Santiago Community College District

GO, 4.00%, 9/1/2021	50,000	50,000

GO, 4.00%, 9/1/2022	25,000	25,980

Ravenswood City School District GO, 5.00%, 8/1/2022	20,000	20,901

Redondo Beach Unified School District, Election of 2000 Series C,D&E, GO, AGM, 3.70%, 8/1/2022 (b)	40,000	41,308

Redwood City School District GO, AGM, 5.00%, 8/1/2022	25,000	26,126

Regents of the University of California Medical Center Pooled

Series 2016L, Rev., 5.00%, 5/15/2022	165,000	170,707

Series 2016L, Rev., 5.00%, 5/15/2023	25,000	27,078

Series 2016L, Rev., 4.00%, 5/15/2025	20,000	22,675

Rialto Redevelopment Agency, Merged Project Area Series 2014A, Rev., 5.00%, 9/1/2022	50,000	52,318

Rio Elementary School District, Election of 2018 Series A, GO, AGM, 4.00%, 8/1/2022	30,000	31,077

Riverside County Asset Leasing Corp., County Administrative Center Rev., 5.00%, 11/1/2021	50,000	50,397

Riverside County Asset Leasing Corp., Defender/ Probation Building Series 2013A, Rev., 5.00%, 11/1/2022	40,000	42,287

Riverside County Office of Education Pooled Notes

Series A, Rev., TRAN, 2.00%, 12/1/2021	40,000	40,195

SEE NOTES TO FINANCIAL STATEMENTS.

212	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

California — continued

Series B, Rev., TRAN, 2.00%, 12/31/2021	25,000	25,161

Riverside County Public Financing Authority Rev., 5.00%, 11/1/2023	75,000	82,764

Riverside County Public Financing Authority, Tax Allocation, Project Area No. 1 Series 2015A, Rev., 5.00%, 10/1/2022	75,000	78,547

Riverside County Transportation Commission, Sales Tax

Series 2017A, Rev., 4.00%, 6/1/2022	20,000	20,585

Series 2013A, Rev., 5.00%, 6/1/2022	25,000	25,918

Series 2016A, Rev., 5.00%, 6/1/2022	135,000	139,954

Series 2018A, Rev., 5.00%, 6/1/2022	40,000	41,468

Series 2013A, Rev., 5.00%, 6/1/2023	40,000	43,410

Series 2017A, Rev., 5.00%, 6/1/2023	25,000	27,131

Riverside Redevelopment Agency Successor Agency Series 2018A, Rev., 5.00%, 9/1/2022	40,000	41,855

Riverside Unified School District Financing Authority, Superior Lien Series A, Rev., 5.00%, 9/1/2022	75,000	78,539

Rocklin Public Financing Authority Rev., 5.00%, 11/1/2022	25,000	26,432

Rocklin Unified School District Community Facilities District, Capital Appreciation Rev., AMBAC, Zero Coupon, 9/10/2021	170,000	169,563

Roseville Joint Union High School District GO, 4.00%, 8/1/2022	75,000	77,694

Rowland Unified School District

GO, 5.00%, 8/1/2022	25,000	26,126

Sacramento Area Flood Control Agency, Natomas Basin Local Assessment

5.00%, 10/1/2021	50,000	50,199

Sacramento City Financing Authority, EPA Building Series 2013A, Rev., 5.00%, 5/1/2022	405,000	418,180

Sacramento City Financing Authority, Master Lease Program Facilities

Series 2015A, Rev., 3.00%, 12/1/2021	25,000	25,181

Series E, Rev., AMBAC, 5.25%, 12/1/2022	35,000	37,252

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

California — continued

Sacramento City Unified School District, Election of 2012 Series C, GO, 5.00%, 8/1/2023	60,000	65,112

Sacramento County Sanitation Districts Financing Authority

Rev., 5.00%, 12/1/2021	40,000	40,483

Series 2011A, Rev., 5.00%, 12/1/2021 (b)	100,000	101,211

Sacramento Municipal Utility District

Series 2016D, Rev., 5.00%, 8/15/2022	55,000	57,572

Series 2019B, Rev., 5.00%, 10/15/2025 (c)	35,000	40,817

Sacramento Municipal Utility District, Electric

Series 2018F, Rev., 5.00%, 8/15/2022	75,000	78,507

Series E, Rev., 5.00%, 8/15/2022	60,000	62,806

Series 2019A, Rev., 5.00%, 10/17/2023 (c)	805,000	866,454

Sacramento Municipal Utility District, Financing Authority, Cosumnes Project Rev., 5.00%, 7/1/2022	275,000	286,262

Sacramento Transportation Authority, Measure A Sales Tax Rev., 5.00%, 10/1/2023	210,000	220,848

Saddleback Valley Unified School District GO, 4.00%, 8/1/2022	25,000	25,898

San Bernardino Community College District Series A, GO, 4.00%, 8/1/2023 (b)	50,000	53,708

San Diego Community College District GO, 5.00%, 8/1/2022	470,000	491,092

San Diego Community College District, Election of 2006

GO, 4.00%, 8/1/2022	30,000	31,078

GO, 5.00%, 8/1/2023 (b)	40,000	43,730

San Diego Convention Center Expansion Financing Authority Series 2012A, Rev., 5.00%, 4/15/2022 (b)	25,000	25,754

San Diego County Regional Transportation Commission Series 2016A, Rev., 5.00%, 4/1/2022	30,000	30,857

San Diego County Regional Transportation Commission, Sales Tax Series 2012A, Rev., 5.00%, 4/1/2022	65,000	66,858

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	213

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

California — continued

San Diego County Water Authority

Rev., 5.00%, 5/1/2022	100,000	103,275

Series 2013A, Rev., 5.00%, 5/1/2023	20,000	21,129

San Diego Public Facilities Financing Authority

Rev., 5.00%, 5/15/2022	305,000	315,572

Series 2012A, Rev., 5.00%, 8/1/2022 (b)	85,000	88,772

Series 2016B, Rev., 5.00%, 8/1/2022	25,000	26,126

Series 2020A, Rev., 5.00%, 8/1/2022	30,000	31,352

Series 2016B, Rev., 5.00%, 8/1/2023	20,000	21,865

San Diego Public Facilities Financing Authority, Ballpark Refunding Rev., 5.00%, 10/15/2022	125,000	131,876

San Diego Public Facilities Financing Authority, Capital Improvement Projects

Series B, Rev., 5.00%, 10/15/2021	45,000	45,265

Series 2012A, Rev., 5.00%, 4/15/2022 (b)	60,000	61,828

San Diego Redevelopment Agency Successor Agency

Series 2017A, Rev., 5.00%, 9/1/2022	30,000	31,391

Series A, Rev., 5.00%, 9/1/2022	25,000	26,159

San Diego Redevelopment Agency Successor Agency, Tax Allocation Series A, Rev., 5.00%, 9/1/2024	100,000	114,166

San Diego Regional Building Authority, County Operations Center Series 2016A, Rev., 5.00%, 10/15/2022	25,000	26,378

San Diego Unified Port District Series A, Rev., 5.00%, 9/1/2022	25,000	26,216

San Diego Unified School District

Series 2014R-3, GO, 5.00%, 7/1/2022	25,000	26,024

Series 2020M-2, GO, 5.00%, 7/1/2022	65,000	67,662

San Diego Unified School District, Election of 1998 Series D-1, GO, NATL-RE, 5.50%, 7/1/2022	50,000	52,255

San Diego Unified School District, Election of 2008 Series 2020D-2, GO, 5.00%, 7/1/2022	130,000	135,324

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

California — continued

San Dieguito Union High School District Series A-2, GO, 5.00%, 8/1/2022	25,000	26,124

San Elijo Joint Powers Authority, Clean Water Projects Rev., 3.00%, 3/1/2022	85,000	86,240

San Francisco Bay Area Rapid Transit District, Election of 2004 Series D, GO, 3.00%, 8/1/2022	70,000	71,875

San Francisco Bay Area Rapid Transit District, Sales Tax

Series 2012A, Rev., 5.00%, 7/1/2022	125,000	130,060

Series 2015A, Rev., 5.00%, 7/1/2022	40,000	41,638

San Francisco City and County Airport Commission, San Francisco International Airport

Series 2016A, Rev., 5.00%, 5/1/2022 (b)	155,000	160,060

Series 2016A, Rev., 4.00%, 5/1/2023	75,000	79,808

Series 2016A, Rev., 5.00%, 5/1/2023	75,000	81,054

Series 2019D, Rev., 5.00%, 5/1/2024	45,000	50,720

Series 2016A, Rev., 4.00%, 5/1/2025	25,000	28,362

Series B, Rev., 5.00%, 5/1/2026	125,000	128,982

San Francisco City and County Public Utilities Commission Wastewater

Series 2010A, Rev., 5.00%, 10/1/2021	30,000	30,119

Series 2018A, Rev., 5.00%, 10/1/2022	30,000	31,594

San Francisco County Transportation Authority, Sales Tax Rev., 3.00%, 2/1/2022	160,000	161,944

San Francisco State Building Authority and Oakland State Building Authority, Elihu M. Harris State Office Building Series A, Rev., 5.00%, 12/1/2022	25,000	26,531

San Francisco Unified School District, Proposition A, Election of 2011 Series 2014B, GO, 5.00%, 6/15/2022	150,000	155,790

San Jacinto Unified School District COP, 4.00%, 9/1/2021	25,000	25,000

San Joaquin County Transportation Authority, Measure K Sales Tax

Rev., 5.00%, 3/1/2022	20,000	20,491

SEE NOTES TO FINANCIAL STATEMENTS.

214	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

California — continued

Rev., 5.00%, 3/1/2023	20,000	21,454

San Joaquin Delta Community College District Series 2015A, GO, 5.00%, 8/1/2022	30,000	31,352

San Joaquin Hills Transportation Corridor Agency, Toll Road, Senior Lien Rev., Zero Coupon, 1/1/2025 (b)	120,000	118,808

San Jose Evergreen Community College District

GO, 5.00%, 9/1/2021	155,000	155,000

GO, 5.00%, 9/1/2022	40,000	41,966

San Jose Evergreen Community College District, Election of 2010 Series B, GO, 5.00%, 8/1/2022 (b)	35,000	36,569

San Jose Evergreen Community College District, Election of 2016

Series A, GO, 4.00%, 9/1/2022	20,000	20,784

Series B, GO, 4.00%, 9/1/2022	25,000	25,979

San Jose Financing Authority, Civic Center Project

Series 2013A, Rev., 5.00%, 6/1/2022 (b)	90,000	93,265

Series 2013A, Rev., 5.00%, 6/1/2023 (b)	80,000	86,738

San Jose Redevelopment Agency Successor Agency Series B, Rev., 5.00%, 8/1/2022	40,000	41,776

San Jose Unified School District GO, 5.00%, 8/1/2022	30,000	31,352

San Jose Unified School District, Election of 2012 Series C, GO, 5.00%, 8/1/2022	25,000	26,126

San Juan Unified School District, Election of 2002

GO, 3.00%, 8/1/2022 (b)	60,000	61,581

GO, 4.00%, 8/1/2022 (b)	45,000	46,607

GO, 3.00%, 8/1/2023	25,000	26,366

San Juan Unified School District, Election of 2012 Series N, GO, 4.00%, 8/1/2022	25,000	25,889

San Juan Water District Rev., 5.00%, 2/1/2025	45,000	52,381

San Leandro Unified School District Series A, GO, 4.00%, 8/1/2022	75,000	77,630

San Lorenzo Unified School District GO, 5.00%, 8/1/2023	25,000	27,321

San Lorenzo Valley Unified School District, Election of 2020 Series A, GO, 4.00%, 8/1/2022	75,000	77,694

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

California — continued

San Luis Obispo County Financing Authority, Nacimiento Water Project Series 2015A, Rev., 5.00%, 9/1/2021	25,000	25,000

San Marcos Public Financing Authority Series 1994A, Rev., 6.25%, 9/2/2022 (b)	90,000	95,456

San Marcos Unified School, District No. 4, Community Facilities, Special Tax Rev., 4.00%, 9/1/2023	25,000	26,917

San Mateo County Transit District

Series 2015A, Rev., 4.00%, 6/1/2022	20,000	20,587

Series 2015A, Rev., 5.00%, 6/1/2022	110,000	114,054

San Mateo Foster City School District GO, 5.00%, 8/15/2022	90,000	94,227

San Mateo Foster City School District, Election of 2008 Series 2012C, GO, 5.00%, 8/1/2022	40,000	41,802

San Mateo Joint Powers Financing Authority, Maple Street Correctional Center Series 2014A, Rev., 5.00%, 6/15/2022	25,000	25,965

San Mateo Union High School District Series 2016C, GO, 5.00%, 9/1/2022	65,000	68,195

San Rafael Joint Powers Financing Authority, Public Safety Facilities Project Rev., 4.00%, 6/1/2022	95,000	97,791

San Ramon Valley Unified School District

GO, 4.00%, 8/1/2022 (b)	65,000	67,321

GO, 5.00%, 8/1/2022 (b)	275,000	287,354

Santa Ana College Improvement District #1 Rancho Santiago Community College District, Election of 2012

Series 2019C, GO, 4.00%, 8/1/2022	45,000	46,616

Series 2014A, GO, 5.00%, 8/1/2022	20,000	20,901

Santa Barbara Unified School District Series A, GO, 5.00%, 8/1/2022	30,000	31,352

Santa Clara County Board of Education COP, 5.00%, 4/1/2022	30,000	30,845

Santa Clara County Financing Authority

Series 2018A, Rev., 5.00%, 4/1/2022	25,000	25,713

Series 2018A, Rev., 5.00%, 11/15/2022	100,000	105,894

Santa Clara Valley Transportation Authority, Measure A Sales Tax Series 2015A, Rev., 5.00%, 4/1/2022	30,000	30,859

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	215

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

California — continued

Santa Clara Valley Transportation Authority, Sales Tax Series 2017B, Rev., 5.00%, 6/1/2023	25,000	27,141

Santa Clarita Community College District GO, 4.00%, 8/1/2022	35,000	36,257

Santa Cruz City High School District, Election of 2016 Series B, GO, 5.00%, 8/1/2022	25,000	26,126

Santa Margarita Water District, Community Facilities District No. 99-1, Special Tax

Series 2017A, Rev., 4.00%, 9/1/2021	40,000	40,000

Series 2017A, Rev., 3.00%, 9/1/2022	50,000	51,303

Santa Margarita-Dana Point Authority Series 2020A, Rev., 5.00%, 6/1/2022	45,000	46,658

Santa Monica Community College District, Election of 2008 Series 2014B, GO, 5.00%, 8/1/2022	35,000	36,577

Santa Monica-Malibu Unified School District

Series 2016A, GO, 4.00%, 7/1/2022	65,000	67,122

GO, 4.00%, 8/1/2022	50,000	51,796

Santa Rosa Elementary School District GO, 3.25%, 8/1/2022 (b)	30,000	30,843

Santa Rosa High School District GO, 4.00%, 8/1/2022	85,000	88,029

Santa Rosa Regional Resources Authority, Facilities Acquisition and Improvement Projects Series 2017A, Rev., 5.00%, 8/1/2022	25,000	26,126

Savanna School District, Election of 2012 Series 2012A, GO, AGM, 4.00%, 8/1/2022 (b)	145,000	150,178

Seaside Redevelopment Agency Successor Agency, Tax Allocation Rev., 5.00%, 8/1/2022	65,000	67,714

Sequoia Union High School District GO, 5.00%, 7/1/2024 (b)	40,000	45,490

Shasta-Tehama-Trinity Joint Community College District GO, 5.00%, 8/1/2022	50,000	52,219

Signal Hill Redevelopment Agency Successor Agency, Tax Allocation Series A, Rev., 5.00%, 10/1/2022	25,000	26,258

Silicon Valley Clean Water, Wastewater

Rev., 5.00%, 2/1/2022 (b)	25,000	25,509

Rev., 5.00%, 8/1/2022 (b)	135,000	141,045

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

California — continued

Series A, Rev., 3.00%, 3/1/2024	180,000	189,846

Simi Valley Public Financing Authority, Public Facilities Series 2014A, Rev., 5.00%, 10/1/2022	110,000	115,855

Simi Valley Unified School District GO, 4.00%, 8/1/2022	30,000	31,077

Simi Valley Unified School District, Election of 2016 Series C, GO, 4.00%, 8/1/2022	25,000	25,898

Solano County Community College District Series 2014A, GO, 5.00%, 8/1/2023	40,000	43,730

Sonoma County Community Redevelopment Agency Successor Agency Rev., 4.00%, 8/1/2023	20,000	21,411

Sonoma County Junior College District, Election of 2014

Series A, GO, 4.00%, 8/1/2022	35,000	36,257

Series B, GO, 4.00%, 8/1/2023	55,000	59,100

Sonoma County Transportation Authority, Limited Tax

Rev., 5.00%, 12/1/2021	45,000	45,549

Rev., 5.00%, 12/1/2022	60,000	63,681

Rev., 5.00%, 12/1/2023	45,000	49,908

Sonoma County Water and Wastewater Financing Authority Rev., 4.00%, 8/1/2022	25,000	25,893

Sonoma-Marin Area Rail Transit District, Measure Q Sales Tax Series 2011A, Rev., 5.00%, 3/1/2022 (b)	55,000	56,345

Sonoma-Marin Area Rail Transit District, Sales Tax Series 2011A, Rev., 5.00%, 3/1/2022 (b)	125,000	128,057

South Gate Utility Authority Series 2019A, Rev., 4.00%, 10/1/2021	25,000	25,078

South Orange County Public Financing Authority Rev., 5.00%, 4/1/2022	75,000	77,036

South Placer Wastewater Authority Rev., 5.00%, 11/1/2021	45,000	45,363

South San Francisco Public Facilities Financing Authority, Police Station Project Series 2020A, Rev., 5.00%, 6/1/2023	40,000	43,418

South San Francisco Unified School District, Measure J, Dedicated Unlimited Ad Valorem Property Tax Rev., NATL-RE, 5.25%, 9/15/2022	60,000	63,219

SEE NOTES TO FINANCIAL STATEMENTS.

216	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

California — continued

Southern California Public Power Authority

Series 2015A, Rev., 4.00%, 7/1/2022	85,000	87,761

Series 2007A, Rev., 5.25%, 11/1/2022	65,000	68,881

Southern California Public Power Authority, Milford Wind Corridor Phase-1 Project Rev., 5.00%, 7/1/2022	40,000	41,631

Southern California Public Power Authority, Southern Transmission Project Series 2018A, Rev., 5.00%, 7/1/2022	140,000	145,709

State Center Community College District GO, 5.00%, 8/1/2022	30,000	31,343

State of California Series 2004A-9, GO, VRDO, LOC: State Street Bank & Trust, 0.01%, 9/9/2021 (c)	3,075,000	3,075,000

State of California Department of Water Resources, Central Valley Project, Water System

Series AJ, Rev., 5.00%, 12/1/2021	255,000	258,074

Series AM, Rev., 5.00%, 12/1/2021	140,000	141,705

Series AQ, Rev., 5.00%, 12/1/2021	20,000	20,244

Series AS, Rev., 5.00%, 12/1/2021	110,000	111,340

Series AW, Rev., 5.00%, 12/1/2021	40,000	40,487

Series BA, Rev., 5.00%, 12/1/2021	65,000	65,792

State of California Department of Water Resources, Central Valley Project, Water System, Tax-Exempt

Rev., 5.00%, 12/1/2021	60,000	60,731

Series AJ, Rev., 5.00%, 12/1/2021 (b)	25,000	25,303

Series AX, Rev., 5.00%, 12/1/2021	45,000	45,549

State of California Department of Water Resources, Power Supply

Series 2015O, Rev., 4.00%, 5/1/2022 (b)	125,000	128,251

Series 2015O, Rev., 5.00%, 5/1/2022 (b)	675,000	697,037

State of California, Various Purpose

GO, 3.25%, 9/1/2021	270,000	270,000

GO, 4.00%, 9/1/2021	50,000	50,000

GO, 5.00%, 9/1/2021	650,000	650,000

GO, 5.00%, 9/10/2021	620,000	621,632

GO, 5.25%, 9/14/2021	30,000	30,051

GO, 3.50%, 10/1/2021	150,000	150,414

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

California — continued

GO, 5.00%, 10/1/2021	575,000	577,283

GO, 4.00%, 11/1/2021	70,000	70,451

GO, 5.00%, 11/1/2021	845,000	851,825

GO, 3.00%, 12/1/2021	35,000	35,253

GO, 5.00%, 12/1/2021	195,000	197,376

GO, 5.00%, 2/1/2022	570,000	581,595

GO, 3.00%, 3/1/2022	710,000	720,289

GO, 5.00%, 3/1/2022	20,000	20,489

GO, 5.00%, 4/1/2022	55,000	56,569

GO, 5.00%, 8/1/2022	840,000	877,683

GO, 3.00%, 9/1/2022	50,000	51,451

GO, 4.00%, 9/1/2022	75,000	77,924

GO, 5.00%, 9/1/2022	305,000	319,929

GO, 5.25%, 9/1/2022	160,000	168,230

GO, 5.00%, 10/1/2022	245,000	257,985

GO, 5.25%, 10/1/2022	55,000	58,064

GO, 5.00%, 11/1/2022	160,000	169,128

GO, 3.00%, 12/1/2022	25,000	25,904

GO, 4.00%, 12/1/2022	85,000	89,134

GO, 5.00%, 12/1/2022	40,000	42,444

GO, 3.00%, 3/1/2023	50,000	52,157

GO, 5.00%, 3/1/2023	25,000	26,810

GO, 5.00%, 4/1/2023	60,000	64,624

GO, 5.00%, 11/1/2025	40,000	44,150

GO, 5.00%, 12/1/2025	50,000	55,381

Stockton Public Financing Authority, Wastewater Rev., BAN, 1.40%, 6/1/2022	4,040,000	4,047,701

Suisun City Redevelopment Agency, Redevelopment Project Series B, Rev., 5.00%, 10/1/2023	40,000	43,889

Sulphur Springs Union School District, Community Facilities District No. 2002-1, Special Tax Series 2014A, Rev., 3.00%, 9/1/2023 (b)	25,000	26,389

Sunnyvale Elementary School District GO, 5.00%, 9/1/2022	25,000	26,229

Sunnyvale School District, Election of 2013 Series 2019C, GO, 4.00%, 9/1/2021	50,000	50,000

Sutter Butte Flood Agency Rev., 5.00%, 10/1/2021	25,000	25,095

Sweetwater Authority Series 2016A, Rev., 4.00%, 4/1/2022	20,000	20,457

Tahoe-Truckee Sanitation Agency, Wastewater Rev., 5.00%, 7/1/2024	30,000	34,133

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	217

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

California — continued

Tahoe-Truckee Unified School District, Election of 2014, School Facilities Improvement District No. 2 Series B, GO, 5.00%, 8/1/2022	75,000	78,379

Tamalpais Union High School District GO, 4.00%, 8/1/2022	30,000	31,077

Temecula Valley Unified School District Financing Authority, Special Tax Rev., 5.00%, 9/1/2022	65,000	68,081

Tobacco Securitization Authority of Northern California

Series 2021A, Class 1, Rev., 5.00%, 6/1/2024	105,000	118,441

Class 1, Rev., 5.00%, 6/1/2025	105,000	122,946

Tobacco Securitization Authority of Southern California

Series 2019A, Class I, Rev., 5.00%, 6/1/2023	150,000	162,285

Series 2019A, Class 1, Rev., 5.00%, 6/1/2025	55,000	64,222

Torrance Unified School District, Election of 2008 GO, 5.00%, 8/1/2022 (b)	25,000	26,121

Tracy Community Development Agency, Successor Agency, Tax Allocation Rev., AGM, 5.00%, 8/1/2022	70,000	72,988

Tracy Unified School District School Facilities Improvement District No. 3, Election of 2014 GO, 4.00%, 8/1/2022	30,000	31,077

Tuolumne Wind Project Authority, Tuolumne Wind Project Series 2016A, Rev., 5.00%, 1/1/2022	35,000	35,571

Turlock Irrigation District, First Priority Rev., 5.00%, 1/1/2022	50,000	50,807

Turlock Public Financing Authority, Sewer Rev., 4.00%, 9/15/2022	25,000	26,017

Tustin Unified School District, Community Facilities District No. 88-10F Rev., 5.00%, 9/1/2022	75,000	78,485

Tustin Unified School District, School Facilities Improvement Districts No. 2002-1

GO, 5.00%, 6/1/2022	35,000	36,290

GO, 5.00%, 8/1/2022	30,000	31,351

Tustin Unified School District, School Facilities Improvement Districts No. 2002-1 and 2008-1 GO, 5.00%, 8/1/2025	30,000	35,452

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

California — continued

Twin Rivers Unified School District

Series A, GO, AGM, 5.00%, 8/1/2022	50,000	52,177

Series 2014A, GO, Zero Coupon, 2/1/2024 (b)	350,000	169,899

Union City Community Redevelopment Agency Successor Agency, Community Redevelopment Project, Tax Allocation Series 2017B, Rev., 5.00%, 10/1/2021	170,000	170,674

University of California

Series 2015AO, Rev., 4.00%, 5/15/2022	20,000	20,551

Series 2015AO, Rev., 5.00%, 5/15/2022	190,000	196,572

Series 2018AZ, Rev., 5.00%, 5/15/2022	50,000	51,730

Series 2020BE, Rev., 5.00%, 5/15/2022	65,000	67,248

Series 2013AF, Rev., 5.00%, 5/15/2023 (b)	20,000	21,624

Series 2015AO, Rev., 5.00%, 5/15/2023	20,000	21,666

Series AK, Rev., 5.00%, 5/15/2023 (c)	585,000	633,517

Series S, Rev., 5.00%, 5/15/2023 (e)	3,000,000	3,183,477

Series S, Rev., 5.00%, 5/15/2025 (e)	4,000,000	4,582,223

Series S, Rev., 5.00%, 5/15/2026 (e)	1,520,000	1,797,701

University of California, Limited Project

Series 2012G, Rev., 5.00%, 5/15/2022	50,000	51,730

Series 2015-I, Rev., 5.00%, 5/15/2022	200,000	206,918

Series 2015-I, Rev., 5.00%, 5/15/2024	135,000	152,555

Upper Santa Clara Valley Joint Powers Authority Series 2015A, Rev., 5.00%, 8/1/2022 (b)	25,000	26,121

Ventura County Public Financing Authority

Series 2013B, Rev., 5.00%, 11/1/2022	25,000	26,432

Series 2013B, Rev., 5.00%, 11/1/2023	20,000	22,103

Series 2016A, Rev., 5.00%, 11/1/2024	25,000	28,782

SEE NOTES TO FINANCIAL STATEMENTS.

218	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

California — continued

Ventura Unified School District GO, 5.00%, 8/1/2022	30,000	31,346

Victor Valley Union High School District Series 2016A, GO, 5.00%, 8/1/2022	30,000	31,326

Vista Joint Powers Financing Authority Rev., 5.00%, 5/1/2022	125,000	129,076

Vista Unified School District GO, 5.00%, 8/1/2022 (b)	40,000	41,794

Vista Unified School District, 2018 Election Series 2019A, GO, 5.00%, 8/1/2022	25,000	26,122

Walnut Valley Unified School District GO, 5.00%, 8/1/2022	20,000	20,901

West Basin Municipal Water District Series 2012A, Rev., 5.00%, 8/1/2023	40,000	40,801

West Contra Costa Unified School District GO, 5.00%, 8/1/2022 (b)	95,000	99,215

West Hollywood Public Financing Authority, Hollywood Park Phase II Rev., 5.00%, 4/1/2024	75,000	84,142

West Sacramento Area Flood Control Agency Rev., 5.00%, 9/1/2021 (b)	25,000	25,000

West Sonoma County Union High School District, Election of 2018 Series A, GO, 4.00%, 8/1/2022	35,000	36,250

West Stanislaus Irrigation District COP, AGM, 5.00%, 1/1/2023 (b)	60,000	63,825

West Valley-Mission Community College District Series B, GO, 5.00%, 8/1/2022	25,000	26,126

West Valley-Mission Community College District, Election of 2012 Series A, GO, 5.00%, 8/1/2022	25,000	26,126

West Valley-Mission Community College District, Election of 2012, Tax Exempt Series 2017C, GO, 4.00%, 8/1/2022	25,000	25,898

Western Riverside Water and Wastewater Financing Authority, Eastern Municipal Water District, Local Agency Series A-1, Rev., 5.00%, 9/1/2022	30,000	31,410

Westlands Water District Series 2016A, Rev., AGM, 5.00%, 9/1/2022	70,000	73,433

Westminster School District, Election of 2016 Series A, GO, 5.00%, 8/1/2022	30,000	31,352

Westminster School District, Refinancing of 2015 Energy Conservation Projects COP, 4.00%, 5/1/2023	35,000	37,171

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

California — continued

Whittier Union High School District Series 2015C, GO, 4.00%, 8/1/2022	75,000	77,694

William S Hart Union High School District

GO, 4.00%, 9/1/2021	30,000	30,000

GO, 4.00%, 9/1/2022	50,000	51,954

Yorba Linda Redevelopment Agency, Tax Allocation Series 2017A, Rev., 5.00%, 9/1/2021	75,000	75,000

Yosemite Community College District

GO, 3.00%, 8/1/2022 (b)	30,000	30,789

GO, 5.00%, 8/1/2022 (b)	60,000	62,690

Yountville Finance Authority Rev., 5.00%, 12/1/2021	25,000	25,305

Yuba City Unified School District, School Facilities Improvement District No 2004-1 GO, AGM, 4.00%, 9/1/2021	25,000	25,000

Yuba City Unified School District, School Facilities Project COP, AGM, 5.00%, 10/1/2023	25,000	27,387

Yuba Community College District Series 2015B, GO, 4.00%, 8/1/2022	50,000	51,791

Total California		123,436,674

Colorado — 1.7%

Adams & Arapahoe Joint School District 28J Aurora

Series 2017A, GO, 5.00%, 12/1/2021	25,000	25,304

GO, Zero Coupon, 12/1/2022	25,000	24,954

GO, 5.00%, 12/1/2024	25,000	26,511

Adams 12 Five Star Schools, The City & County of Broomfield

GO, 4.00%, 12/15/2022	75,000	78,760

Series A, GO, 5.00%, 12/15/2022	25,000	26,575

GO, 5.50%, 12/15/2022	25,000	26,735

GO, 5.00%, 12/15/2024	30,000	31,865

Adams County School District No. 1, Mapleton Public Schools GO, 4.00%, 12/1/2022	25,000	26,222

Apex Park and Recreation District

GO, 2.00%, 12/1/2021	25,000	25,118

GO, 3.00%, 12/1/2024	50,000	54,342

Arapahoe County School District No. 5 Cherry Creek

Series 2012B, GO, 3.00%, 12/15/2021	25,000	25,209

GO, 5.00%, 12/15/2021	130,000	131,833

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	219

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Colorado — continued

Arapahoe County School District No. 6 Littleton

GO, 5.00%, 12/1/2021	105,000	106,268

Series 2019A, GO, 5.00%, 12/1/2022	25,000	26,521

Arapahoe County Water & Wastewater Public Improvement District, Water & Wastewater GO, 3.00%, 12/1/2022	25,000	25,895

Aspen Valley Hospital District GO, 5.00%, 12/1/2021	40,000	40,487

Board of Governors of Colorado State University System Series 2015A, Rev., 5.00%, 3/1/2025 (b)	45,000	52,250

Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J

Series 2016C, GO, 4.00%, 12/15/2021	30,000	30,337

GO, 5.00%, 12/15/2021	50,000	50,705

GO, 4.00%, 12/15/2022	50,000	50,562

Series 2011-B, GO, 5.00%, 12/15/2022	140,000	148,874

Series 2016B, GO, 5.00%, 12/15/2022	50,000	53,169

Boulder Valley School District No. Re-2 Boulder Series 2019A, GO, 6.00%, 12/1/2022	30,000	32,211

Brush School District No. RE-2J GO, 3.00%, 12/1/2022	25,000	25,895

City & County of Broomfield, Sales and Use Tax

Series A, Rev., 5.00%, 12/1/2021	20,000	20,244

Rev., 3.00%, 12/1/2022	25,000	25,907

Series A, Rev., 4.50%, 12/1/2022	25,000	26,375

City & County of Denver

Series 2016A, Rev., 5.00%, 8/1/2022	200,000	208,783

Series 2019C, GO, 5.00%, 8/1/2022	40,000	41,795

City & County of Denver, Airport System

Series 2020A-2, Rev., 5.00%, 11/15/2021	140,000	141,396

Series 2012B, Rev., 5.00%, 11/15/2022 (b)	335,000	354,432

Series 2020A-2, Rev., 5.00%, 11/15/2022	20,000	21,179

Series B, Rev., 5.00%, 11/15/2022	105,000	111,189

Series 2016A, Rev., 5.00%, 11/15/2023	195,000	215,629

Series B, Rev., 5.00%, 11/15/2024	125,000	143,904

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Colorado — continued

Series B, Rev., 5.00%, 11/15/2025	510,000	539,739

City & County of Denver, convention Center Expansion Project Series A, COP, 5.00%, 6/1/2022	250,000	258,982

City & County of Denver, Justice System Facility GO, Zero Coupon, 1/29/2022	40,000	39,983

City of Arvada, Sales & Use Tax Rev., 5.00%, 12/1/2021	25,000	25,305

City of Aurora

COP, 5.00%, 12/1/2021	75,000	75,895

Series 2017B, COP, 5.00%, 12/1/2021	25,000	25,298

COP, 5.00%, 12/1/2022	100,000	106,006

City of Boulder, Capital Improvement Projects Rev., 4.00%, 10/1/2021	25,000	25,079

City of Boulder, Water & Sewer System Rev., 5.00%, 12/1/2021	50,000	50,609

City of Colorado Springs, Utilities System Improvement

Series 2007A, Rev., VRDO, LIQ: TD Bank NA, 0.01%, 9/9/2021 (c)	10,000,000	10,000,000

Series 2012C-2, Rev., 4.00%, 11/15/2021	70,000	70,553

Series 2011-A, Rev., 5.00%, 11/15/2021 (b)	225,000	227,211

Series 2012B, Rev., 5.00%, 11/15/2021	170,000	171,688

Series 2013B-2, Rev., 5.00%, 11/15/2021	100,000	100,993

Series 2020A, Rev., 5.00%, 11/15/2021	50,000	50,496

Series 2020B, Rev., 5.00%, 11/15/2021	35,000	35,348

Series A-1, Rev., 5.00%, 11/15/2021	25,000	25,248

Series B-1, Rev., 5.00%, 11/15/2021	20,000	20,199

Series 2012B, Rev., 5.00%, 11/15/2022	30,000	31,761

Series 2020B, Rev., 5.00%, 11/15/2022	20,000	21,174

Series 2020C, Rev., 5.00%, 11/15/2022	75,000	79,402

Series A-3, Rev., 5.00%, 11/15/2022	50,000	52,934

City of Grand Junction COP, 3.00%, 12/1/2022	25,000	25,863

City of Greeley COP, 4.00%, 12/1/2022	25,000	26,158

SEE NOTES TO FINANCIAL STATEMENTS.

220	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Colorado — continued

City of Longmon

Series A, COP, 5.00%, 12/1/2022	25,000	26,521

Series A, COP, 4.00%, 12/1/2023	100,000	108,544

City of Longmont, Electric & Broadband Utility Rev., AGM, 5.00%, 12/1/2021	25,000	25,294

City of Longmont, Sales and Use Tax Rev., AGM, 4.25%, 11/15/2021	1,075,000	1,083,774

City of Longmont, Storm Drainage Rev., 5.00%, 12/1/2021	25,000	25,304

City of Longmont, Wastewater Rev., 5.00%, 11/1/2023	25,000	27,617

City of Northglenn COP, 5.00%, 12/1/2022	100,000	105,993

City of Sheridan GO, 5.00%, 12/1/2021	25,000	25,301

City of Thornton COP, AMBAC, 4.00%, 12/1/2022	30,000	31,428

City of Westminster, Sales & Use Tax

Rev., 5.00%, 12/1/2021	160,000	161,949

Series 2017A, Rev., 5.00%, 12/1/2022	25,000	26,518

Colorado Educational and Cultural Facilities Authority, Johnson and Wales University Project

Series B, Rev., 5.00%, 4/1/2022 (b)	25,000	25,688

Series B, Rev., 5.00%, 4/1/2023 (b)	215,000	230,957

Colorado Educational and Cultural Facilities Authority, Stargate Charter School Project Rev., 7.25%, 6/1/2023 (b)	260,000	291,341

Colorado Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group

Rev., 5.00%, 11/15/2021	200,000	201,974

Rev., 5.00%, 11/15/2022	450,000	476,241

Rev., 5.00%, 11/20/2025 (c)	65,000	77,582

Colorado Health Facilities Authority, Catholic Health Initiatives

Series 2009B-1, Rev., 4.00%, 11/9/2022 (b)	400,000	417,656

Series 2009B-1, Rev., 5.00%, 11/9/2022 (b)	95,000	100,317

Series 2013A, Rev., 5.25%, 1/1/2023 (b)	870,000	927,850

Colorado Health Facilities Authority, Children’s Hospital Colorado Project

Series 2013A, Rev., 5.00%, 12/1/2022	75,000	79,485

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Colorado — continued

Series C, Rev., 5.00%, 12/1/2022	25,000	26,495

Series C, Rev., 5.00%, 12/1/2024	20,000	23,014

Colorado Health Facilities Authority, Covenant Retirement Communities, Inc.

Series 2012C, Rev., 5.00%, 12/1/2021 (b)	75,000	75,898

Rev., 4.00%, 12/1/2022 (b)	250,000	261,924

Series 2012A, Rev., 5.00%, 12/1/2022 (b)	200,000	212,030

Colorado Health Facilities Authority, NCMC, Inc. Project Rev., 4.00%, 5/15/2026 (b)	20,000	23,219

Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project

Series 2015A, Rev., 4.00%, 9/1/2022	80,000	82,873

Rev., 5.00%, 9/1/2022	170,000	177,795

Rev., 5.00%, 9/1/2023	270,000	294,495

Colorado Health Facilities Authority, Retirement Facility, Liberty Heights Project Rev., Zero Coupon, 7/15/2022 (b)	80,000	79,833

Colorado Health Facilities Authority, School Health System

Series 2019A, Rev., 5.00%, 1/1/2022	705,000	716,336

Series 2019A, Rev., 5.00%, 1/1/2023	245,000	260,789

Series 2019A, Rev., 5.00%, 1/1/2025	145,000	167,413

Series 2019A, Rev., 5.00%, 1/1/2026	100,000	119,529

Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project Rev., 5.00%, 6/1/2022 (b)	685,000	710,011

Colorado Higher Education, Capital Construction, Lease Purchase Financing Program

Series 2014A, COP, 5.00%, 11/1/2021	790,000	796,248

Series 2014A, COP, 5.00%, 11/1/2022	175,000	184,815

Series 2014A, COP, 5.00%, 11/1/2023	30,000	32,982

Colorado Housing and Finance Authority, Multi-Family Project

Series 2019B-2, Class 1, Rev., 1.35%, 2/1/2022	110,000	110,059

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	221

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Colorado — continued

Series 2020A-2, Class I, Rev., 1.55%, 4/1/2023	100,000	100,550

Colorado Mesa University

Series 2009A, Rev., 5.00%, 5/15/2022	35,000	36,160

Series 2009A, Rev., 5.00%, 5/15/2023	25,000	26,984

Colorado Springs School District No. 11 Facilities Corp. GO, 4.00%, 12/1/2021	35,000	35,340

Colorado State Board for Community Colleges and Occupational Educational System Series 2017A, Rev., 3.00%, 11/1/2023	20,000	21,171

Colorado Water Resources and Power Development Authority, Clean Water Series 2013A, Rev., 5.00%, 3/1/2022	50,000	51,222

Colorado Water Resources and Power Development Authority, Drinking Water

Series 2019A, Rev., 5.00%, 9/1/2021	30,000	30,000

Series 2019A, Rev., 5.00%, 9/1/2022	25,000	26,224

Colorado Water Resources and Power Development Authority, State Revolving Fund

Series 2019A, Rev., 5.00%, 9/1/2021	150,000	150,000

Series 2019A, Rev., 5.00%, 9/1/2022	35,000	36,713

Conservatory Metropolitan District, Limited Tax GO, 4.00%, 12/1/2022	20,000	20,926

Counties of Gunnison, Watershed School District No. 1 Series 2014A, GO, 3.00%, 12/1/2021	100,000	100,724

County of Adams

COP, 5.00%, 12/1/2022	25,000	26,502

COP, 5.00%, 12/1/2023	740,000	818,932

County of Boulder, Open Space Capital Improvement Trust Rev., 5.00%, 12/15/2021	40,000	40,564

County of Eagle COP, 5.00%, 12/1/2021	245,000	247,929

County of El Paso, Pikes Peak Regional Development Center Project COP, 5.00%, 12/1/2022	25,000	26,501

County of El Paso, Terry R. Harris Judicial Complex Project COP, AGM, 5.00%, 12/1/2022	50,000	53,003

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Colorado — continued

County of Gunnison Series 2020B, COP, 5.00%, 12/1/2022	25,000	26,453

County of Jefferson COP, 5.00%, 12/1/2021	25,000	25,301

County of Larimer, Jail Facilities Project COP, 5.00%, 12/1/2021	40,000	40,478

County of Pueblo, Building Acquisition Project

Series 2021B, COP, 4.00%, 9/15/2021	120,000	120,161

Series 2021B, COP, 4.00%, 9/15/2022	100,000	103,846

Series 2021B, COP, 4.00%, 9/15/2024	220,000	243,614

County of Pueblo, County Judicial Complex Project COP, AGM, 5.00%, 9/15/2021 (b)	25,000	25,044

Dawson Ridge Metropolitan District No. 1, Limited Tax

Series 1992-B, GO, Zero Coupon, 10/1/2022 (b)	155,000	154,666

Series A, GO, Zero Coupon, 10/1/2022 (b)	200,000	199,568

Denver City and County School District No. 1

Series 2012B, GO, 4.00%, 12/1/2021	50,000	50,487

GO, 5.00%, 12/1/2021	260,000	263,174

Series 2010C, GO, 5.00%, 12/1/2021	155,000	156,892

Series 2005A, GO, NATL-RE, 5.25%, 12/1/2021	25,000	25,320

Series 2017A, COP, 2.00%, 12/1/2022	50,000	51,135

Series 2010C, GO, 4.00%, 12/1/2022	50,000	52,445

Series 2012B, GO, 4.00%, 12/1/2022	50,000	52,445

GO, 5.00%, 12/1/2022	60,000	63,681

Denver Urban Renewal Authority, Stapleton Senior Tax Increment Series 2013A-1, Rev., 5.00%, 12/1/2021	25,000	25,294

Denver Wastewater Management Division Department of Public Works

Rev., 4.00%, 11/1/2021	20,000	20,129

Rev., 5.00%, 11/1/2021	40,000	40,324

Douglas County Libraries COP, 4.00%, 12/1/2021	25,000	25,236

SEE NOTES TO FINANCIAL STATEMENTS.

222	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Colorado — continued

Douglas County School District No. Re-1 Douglas and Elbert Counties

GO, 4.50%, 12/15/2021	495,000	501,270

GO, 5.00%, 12/15/2021	55,000	55,775

GO, 5.25%, 12/15/2021	585,000	593,665

GO, 5.00%, 12/15/2022	85,000	90,388

E-470 Public Highway Authority, Capital Appreciation

Series B, Rev., NATL-RE, Zero Coupon, 9/1/2021	45,000	45,000

Series B, Rev., NATL-RE, Zero Coupon, 9/1/2022	155,000	154,570

Eagle County School District No. RE-50J GO, 5.00%, 12/1/2021	25,000	25,305

El Paso County School District No. 20 Academy

GO, 4.00%, 12/15/2021	25,000	25,280

GO, 5.00%, 12/15/2022	50,000	51,921

El Paso County School District No. 3 Widefield GO, 5.00%, 12/1/2022	25,000	26,518

Garfield County School District No. RE-2 Garfield GO, 5.00%, 12/1/2022	75,000	79,563

Garfield Pitkin and Eagle Counties School District No. RE-1 Roaring Fork GO, 5.00%, 12/15/2021 (b)	50,000	50,701

Grand County School District No. 2 East Grand GO, 5.00%, 12/1/2021	60,000	60,731

Jefferson County School District R-1

GO, 5.00%, 12/15/2021	150,000	152,110

GO, 4.00%, 12/15/2022 (b)	30,000	31,495

GO, 5.00%, 12/15/2022	140,000	148,818

Larimer County School District No. R-1 Poudre

GO, 5.00%, 12/15/2021	25,000	25,352

GO, 4.00%, 12/15/2022	135,000	141,819

GO, 5.00%, 12/15/2022	30,000	31,897

Larimer Weld and Boulder County School District, R-2J Thompson GO, 3.25%, 12/15/2022	55,000	57,242

Mesa County Valley School District No. 51 Grand Junction

GO, 4.00%, 12/1/2021	85,000	85,826

COP, 5.00%, 12/1/2022	100,000	105,876

GO, 5.00%, 12/1/2022	110,000	116,749

Metro Wastewater Reclamation District Series 2012A, Rev., 5.00%, 4/1/2022 (b)	65,000	66,848

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Colorado — continued

Moffat County School District No. Re001 Craig GO, 3.00%, 12/1/2022	25,000	25,825

North Weld County Water District Rev., AGM, 3.00%, 11/1/2021	25,000	25,120

Park Creek Metropolitan District, Senior Limited Property Tax, Tax-Exempt Series 2016A, Rev., NATL-RE, 5.00%, 12/1/2021	25,000	25,282

Parker Water and Sanitation District

Rev., 5.00%, 11/1/2021	50,000	50,404

GO, 4.00%, 8/1/2022	25,000	25,896

GO, 4.50%, 8/1/2022 (b)	50,000	51,957

Platte River Power Authority Series JJ, Rev., 5.00%, 6/1/2022	25,000	25,921

Pueblo County School District No. 70 GO, 4.00%, 12/1/2022	25,000	26,222

Regional Transportation District

Series 2013A, COP, 5.00%, 6/1/2022	310,000	321,400

Series 2014A, COP, 5.00%, 6/1/2026	35,000	37,727

Regional Transportation District Sales Tax

Series 2012A, Rev., 5.00%, 11/1/2022 (b)	60,000	63,405

Series 2007A, Rev., 5.25%, 11/1/2022	110,000	116,622

Regional Transportation District Sales Tax, FasTracks Project Series 2012A, Rev., 5.00%, 11/1/2022 (b)	755,000	797,838

Rio Blanco County School District No. Re-1 Meeker GO, 4.00%, 12/1/2021	50,000	50,486

Routt County School District Re-2 Steamboat Springs GO, 5.00%, 12/1/2021	50,000	50,609

San Miguel County School District R-1 Telluride GO, 5.00%, 12/1/2021	25,000	25,305

South Suburban Park and Recreation District GO, 3.00%, 12/15/2021	30,000	30,250

State of Colorado

Series 2018A, COP, 5.00%, 12/15/2021	110,000	111,554

Series 2020A, COP, 5.00%, 12/15/2021	200,000	202,825

Series 2011H, COP, 4.00%, 3/15/2022	25,000	25,516

Series 2010A, COP, 5.00%, 9/1/2022	25,000	26,224

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	223

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Colorado — continued

Series 2018A, COP, 5.00%, 12/15/2022	115,000	122,243

Series 2020A, COP, 5.00%, 12/15/2024	100,000	115,411

Series 2020A, COP, 5.00%, 12/15/2025	65,000	77,611

State of Colorado Department of Transportation, Headquarters Facilities Lease Purchase Agreement COP, 5.00%, 6/15/2022	40,000	41,515

State of Colorado, Building Excellent Schools Today

Series 2011H, COP, 3.25%, 3/15/2022 (b)	170,000	172,842

Series 2018M, COP, 5.00%, 3/15/2022	100,000	102,601

State of Colorado, UCDHSC Fitzsimons Academic Series 2013A, COP, 5.00%, 11/1/2026	25,000	27,445

State of Colorado, UCDHSC FITZSIMONS Academic Projects Series A, COP, 5.00%, 11/1/2021	70,000	70,567

Summit County School District No. Re-1 Summit GO, 4.00%, 12/1/2021	70,000	70,680

Tallyn’s Reach Metropolitan District No. 3 GO, 4.00%, 12/1/2022 (b)	250,000	260,800

Teller County School District Re-1 Cripple Creek-Victor GO, 3.00%, 12/1/2021	50,000	50,348

Thornton Development Authority, Tax Increment, North Washington Street Corridor Project Series N, Rev., 5.00%, 12/1/2022	50,000	52,893

Town of Castle Rock, Sales and Use Tax Rev., 4.00%, 6/1/2022	25,000	25,721

Town of Castle Rock, Water and Sewer Enterprise Rev., 5.00%, 12/1/2022	30,000	31,833

Town of Winter Park COP, 4.00%, 12/1/2021	50,000	50,465

University of Colorado Hospital Authority

Series 2017C-2, Rev., 5.00%, 9/20/2021 (c)	1,255,000	1,266,519

Series 2012A, Rev., 4.00%, 11/15/2021	50,000	50,398

Series 2012A, Rev., 5.00%, 11/15/2022	25,000	26,477

University of Colorado Hospital Authority, Health System Series 2019C, Rev., 5.00%, 11/15/2024 (c)	425,000	477,929

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Colorado — continued

University of Colorado, Enterprise System

Series 2012A-1, Rev., 4.00%, 6/1/2022	100,000	102,879

Series 2011B, Rev., 5.00%, 6/1/2022	175,000	181,436

Series 2012A-1, Rev., 5.00%, 6/1/2022 (b)	50,000	51,816

Series 2012A-2, Rev., 5.00%, 6/1/2022 (b)	25,000	25,903

Series 2016B-1, Rev., 5.00%, 6/1/2022	40,000	41,471

Series A, Rev., 5.00%, 6/1/2023	50,000	54,235

Weld County School District No. RE-2 Eaton GO, 4.00%, 12/1/2022	25,000	26,222

Weld County School District No. RE-3J GO, 4.00%, 12/15/2021	45,000	45,506

West Metro Fire Protection District GO, 3.00%, 12/1/2021	30,000	30,217

Westminster Public Schools District No. 50 GO, 4.00%, 12/1/2022 (b)	60,000	62,900

Total Colorado		35,549,579

Connecticut — 2.4%

City of Bridgeport

GO, GAN, 1.50%, 12/9/2021	4,200,000	4,210,399

Series 2012A, GO, 5.00%, 2/15/2022	50,000	51,078

City of Groton Series A, GO, 4.00%, 10/1/2021	40,000	40,123

City of Hartford Series 2013B, GO, GTD, 4.00%, 4/1/2022	30,000	30,675

City of Meriden

GO, 5.00%, 3/1/2022	25,000	25,598

Series 2016B, GO, 5.00%, 5/15/2022	50,000	51,690

GO, 4.00%, 3/1/2024	200,000	203,823

City of Middletown GO, 4.00%, 4/1/2022	50,000	51,139

City of Milford GO, 5.00%, 11/1/2021	80,000	80,641

City of New Britain Series 2017C, GO, AGM, 5.00%, 3/1/2023 (b)	25,000	26,683

City of New Haven Series 2012A, GO, AGM, 3.00%, 11/1/2021	120,000	120,542

City of Stamford Series 2010B, GO, 5.00%, 7/1/2022	50,000	52,026

City of Stamford, Water Pollution Control System and Facility Rev., 5.00%, 9/15/2022	25,000	26,263

SEE NOTES TO FINANCIAL STATEMENTS.

224	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Connecticut — continued

City of Waterbury

GO, AGM, 3.38%, 9/1/2021 (b)	50,000	50,000

GO, 5.00%, 8/1/2022	50,000	52,224

Connecticut Housing Finance Authority, Housing Mortgage Finance Program

Subseries 2018C-3, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/10/2021 (c)	5,040,000	5,040,000

Subseries A-4, Rev., 1.85%, 11/15/2021	70,000	70,237

Series 2012F, Subseries F-1, Rev., 2.10%, 11/15/2021	150,000	150,583

Series 2012G-1, Rev., 2.10%, 11/15/2021	145,000	145,564

Subseries A-4, Rev., 2.10%, 11/15/2022	90,000	91,784

Subseries C-1, Rev., 2.50%, 11/15/2022	20,000	20,514

Connecticut State Health and Educational Facilities Authority, Bridgeport Hospital Series D, Rev., 5.00%, 7/1/2023	20,000	20,797

Connecticut State Health and Educational Facilities Authority, Connecticut State University System

Series L, Rev., 4.00%, 11/1/2021	125,000	125,774

Series M, Rev., 5.00%, 11/1/2021	450,000	453,521

Series L, Rev., 4.00%, 11/1/2023	100,000	104,316

Connecticut State Health and Educational Facilities Authority, Quinnipiac University Series L, Rev., 5.00%, 7/1/2022	150,000	156,091

Connecticut State Health and Educational Facilities Authority, Trinity Health Credit Group

Rev., 5.00%, 12/1/2021	175,000	177,132

Rev., 3.00%, 12/1/2023	100,000	106,327

Connecticut State Health and Educational Facilities Authority, University System Issue

Series L, Rev., 3.00%, 9/1/2021	120,000	123,304

Series Q-2, Rev., 5.00%, 9/10/2021	25,000	26,387

Connecticut State Health and Educational Facilities Authority, Yale New Haven Health Series E, Rev., 5.00%, 7/1/2022	340,000	353,807

Connecticut State Health and Educational Facilities Authority, Yale New Haven Health Issue

Series V-1, Rev., VRDO, 0.01%, 9/3/2021 (c)	100,000	100,000

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Connecticut — continued

Series D, Rev., VRDO, 0.01%, 9/8/2021 (c)	5,000,000	5,000,000

Series 2010A3, Rev., 0.25%, 2/9/2024 (c)	80,000	79,963

Connecticut State Health and Educational Facilities Authority, Yale University

Series U-1, Rev., 2.00%, 2/8/2022 (c)	785,000	791,482

Series 2014A, Rev., 1.10%, 2/7/2023 (c)	455,000	460,955

Series X-2, Rev., 0.25%, 2/9/2024 (c)	465,000	464,557

Metropolitan District (The) Series 2016C, GO, AGM, 5.00%, 11/1/2021	100,000	100,806

Metropolitan District (The), Clean Water Project

Series 2020A, Rev., 5.00%, 10/1/2021	195,000	195,773

Series 2013A, Rev., 5.00%, 4/1/2022 (b)	100,000	102,843

Regional School District No. 17 GO, 4.00%, 5/15/2022	25,000	25,678

South Central Connecticut Regional Water Authority, Water System

Rev., 5.00%, 8/1/2022 (b)	60,000	62,679

Series B, Rev., 5.00%, 8/1/2022	75,000	78,329

State of Connecticut

Series 2013A, GO, (SIFMA Municipal Swap Index Yield + 0.99%), 1.01%, 9/9/2021 (d)	175,000	178,645

Series 2018E, GO, 5.00%, 9/15/2021	280,000	280,500

Series 2013A, GO, 5.00%, 10/15/2021	110,000	110,649

Series 2016E, GO, 5.00%, 10/15/2021	50,000	50,295

Series 2011D, GO, 3.00%, 11/1/2021	25,000	25,120

Series 2011D, GO, 4.00%, 11/1/2021	270,000	271,743

Series 2011D, GO, 5.00%, 11/1/2021	1,380,000	1,390,961

Series G, GO, 5.00%, 11/1/2021	810,000	816,556

Series F, GO, 4.00%, 11/15/2021	140,000	141,118

Series H, GO, 5.00%, 11/15/2021	70,000	70,701

Series 2021A, GO, 3.00%, 1/15/2022	1,290,000	1,303,994

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	225

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Connecticut — continued

Series 2020B, GO, 5.00%, 1/15/2022	105,000	106,915

Series 2019B, GO, 5.00%, 2/15/2022	25,000	25,559

Series 2015A, GO, 4.00%, 3/15/2022	25,000	25,527

Series 2016A, GO, 5.00%, 3/15/2022	75,000	76,984

Series 2012B, GO, 3.00%, 4/15/2022	100,000	101,811

Series 2017B, GO, 3.00%, 4/15/2022	175,000	178,169

Series 2012B, GO, 5.00%, 4/15/2022	110,000	113,354

Series 2018B, GO, 5.00%, 4/15/2022	25,000	25,762

Series 2019A, GO, 5.00%, 4/15/2022	875,000	901,682

Series A, GO, 5.00%, 4/15/2022	150,000	154,574

Series 2016B, GO, 5.00%, 5/15/2022	125,000	129,315

Series 2020C, GO, 3.00%, 6/1/2022	290,000	296,311

Series 2012C, GO, 5.00%, 6/1/2022	265,000	274,725

Series 2018C, GO, 5.00%, 6/15/2022	125,000	129,825

Series 2013E, GO, 5.00%, 8/15/2022	145,000	151,781

Series 2014E, GO, 5.00%, 9/1/2022	50,000	52,447

Series 2012E, GO, 5.00%, 9/15/2022	25,000	26,271

Series 2018F, GO, 5.00%, 9/15/2022	105,000	110,338

Series E, GO, 5.00%, 10/15/2022	100,000	105,489

Series F, GO, 5.00%, 11/15/2022	105,000	111,189

Series H, GO, 5.00%, 11/15/2022	180,000	190,609

Series 2014C, GO, 5.00%, 12/15/2022	110,000	116,928

Series 2021A, GO, 3.00%, 1/15/2023	1,230,000	1,278,779

Series 2020A, GO, 5.00%, 1/15/2023	80,000	85,362

Series 2017A, GO, 5.00%, 4/15/2023	150,000	161,865

Series 2018B, GO, 5.00%, 4/15/2023	175,000	188,783

Series 2019A, GO, 5.00%, 4/15/2023	105,000	113,305

Series 2012C, GO, 5.00%, 6/1/2023	175,000	181,398

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Connecticut — continued

Series 2016D, GO, 5.00%, 8/15/2023	55,000	60,232

Series 2014E, GO, 5.00%, 9/1/2023	350,000	384,040

Series 2012E, GO, 5.00%, 9/15/2023	165,000	173,326

Series 2013A, GO, 5.00%, 10/15/2023	340,000	375,032

Series 2016A, GO, 5.00%, 3/15/2024	145,000	162,735

Series 2014D, GO, 5.00%, 6/15/2024	100,000	113,389

Series 2013E, GO, 5.00%, 8/15/2024	40,000	43,798

Series 2012B, GO, 5.00%, 4/15/2025	810,000	834,305

Series 2012B, GO, AGM-CR, 5.00%, 4/15/2025	875,000	901,348

Series 2017A, GO, 5.00%, 4/15/2025	1,325,000	1,549,971

Series 2016B, GO, 5.00%, 5/15/2025	200,000	234,662

Series 2012C, GO, 5.00%, 6/1/2025	20,000	20,723

Series 2021A, GO, 4.00%, 1/15/2026	60,000	69,356

Series 2013A, GO, 5.00%, 10/15/2026	50,000	55,055

State of Connecticut Clean Water Fund, State Revolving Fund

Series 2015A, Rev., 5.00%, 3/1/2022	35,000	35,855

Series 2015A, Rev., 5.00%, 3/1/2023	25,000	26,830

State of Connecticut Special Tax Series A, Rev., 5.00%, 9/1/2023	50,000	54,863

State of Connecticut, Special Tax Transportation Infrastructure Purposes

Series 2014A, Rev., 5.00%, 9/1/2021	85,000	85,000

Series 2016A, Rev., 5.00%, 9/1/2021	120,000	120,000

Series 2013A, Rev., 5.00%, 10/1/2021	245,000	245,975

Series 2018B, Rev., 5.00%, 10/1/2021	825,000	828,283

Series 2011A, Rev., 5.00%, 12/1/2021	185,000	187,259

Series B, Rev., 5.00%, 12/1/2021	30,000	30,366

Rev., 5.00%, 1/1/2022	180,000	182,937

SEE NOTES TO FINANCIAL STATEMENTS.

226	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Connecticut — continued

Series 2018A, Rev., 5.00%, 1/1/2022	1,335,000	1,356,783

Series A, Rev., 5.00%, 1/1/2022	25,000	25,408

Series 2020A, Rev., 5.00%, 5/1/2022	75,000	77,446

Series A, Rev., 5.00%, 8/1/2022	55,000	57,457

Series B, Rev., 5.00%, 8/1/2022	40,000	41,795

Series A, Rev., 5.00%, 9/1/2022	355,000	372,376

Series B, Rev., 5.00%, 9/1/2022	105,000	110,139

Series A, Rev., 5.00%, 10/1/2022	180,000	189,540

Series 2011B, Rev., 3.00%, 12/1/2022	150,000	151,049

Series A, Rev., 5.00%, 1/1/2023	110,000	117,165

Series 2021A, Rev., 4.00%, 5/1/2023	60,000	63,877

Rev., 5.00%, 1/1/2024	375,000	399,166

Series 2016A, Rev., 5.00%, 9/1/2024	135,000	154,386

Series 2018B, Rev., 5.00%, 10/1/2024	195,000	223,719

Series A, Rev., 5.00%, 1/1/2025	110,000	117,135

Series A, Rev., 5.00%, 10/1/2025	50,000	55,016

Series 2011A, Rev., 5.00%, 12/1/2025	30,000	30,359

Series A, Rev., 5.00%, 9/1/2026	50,000	57,067

Town of Cromwell Series 2016A, GO, 4.00%, 8/1/2022	25,000	25,893

Town of Darien

Series 2020A, GO, 5.00%, 8/1/2022	25,000	26,122

Series 2020A, GO, 5.00%, 8/1/2025	300,000	354,772

Town of East Lyme

GO, 5.00%, 7/15/2022	20,000	20,845

GO, 5.00%, 8/15/2023	35,000	38,293

Town of Groton

Series 2021B, GO, 5.00%, 4/15/2022	50,000	51,512

Series 2020A, GO, 5.00%, 10/15/2022	25,000	26,367

Town of Middlebury GO, 4.00%, 9/15/2021	65,000	65,092

Town of Monroe

GO, 4.00%, 4/15/2022	40,000	40,972

Series 2019, GO, 5.00%, 5/1/2022	25,000	25,815

Town of North Branford GO, 5.00%, 8/1/2022	50,000	52,219

Town of North Haven GO, 5.00%, 10/1/2021 (b)	25,000	25,099

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Connecticut — continued

Town of Oxford GO, BAN, 1.50%, 10/14/2021	100,000	100,157

Town of Plainville GO, 4.00%, 9/1/2022	50,000	51,913

Town of Plymouth GO, 4.00%, 10/15/2021	25,000	25,116

Town of South Windsor Series 2017B, GO, 3.00%, 8/15/2023	30,000	31,678

Town of Southington GO, 3.38%, 1/15/2022 (b)	40,000	40,479

Town of Stratford

GO, 5.00%, 1/1/2022	30,000	30,468

GO, 5.00%, 12/15/2022 (b)	200,000	212,405

Town of Trumbull

Series 2020A, GO, 4.00%, 9/1/2021	25,000	25,000

Series 2014B, GO, 5.00%, 9/1/2021	25,000	25,000

GO, 4.00%, 9/1/2022	25,000	25,967

Town of West Hartford

Series 2019B, GO, 5.00%, 10/1/2021	40,000	40,159

GO, 4.75%, 1/15/2022	45,000	45,779

Town of Westbrook GO, 5.00%, 7/1/2022	30,000	31,229

Town of Wethersfield GO, 4.00%, 3/1/2022	20,000	20,390

Town of Windham

Series B, GO, BAN, 2.00%, 9/30/2021	7,250,000	7,260,637

Series A, GO, 5.00%, 8/15/2023	355,000	386,795

University of Connecticut

Series 2014A, Rev., 5.00%, 2/15/2022	100,000	102,225

Series 2016A, Rev., 5.00%, 3/15/2022	45,000	46,185

Series 2018A, Rev., 5.00%, 4/15/2022	30,000	30,913

Series 2019A, Rev., 5.00%, 11/1/2022	60,000	63,423

Series 2020A, Rev., 5.00%, 2/15/2023	35,000	37,487

Series 2020A, Rev., 5.00%, 2/15/2024	165,000	184,367

Series 2016A, Rev., 5.00%, 3/15/2025	75,000	87,354

Series 2015A, Rev., 5.00%, 2/15/2026	25,000	28,927

University of Connecticut, Special Obligation Student Fee

Series 2012A, Rev., 5.00%, 11/15/2021	35,000	35,350

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	227

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Connecticut — continued

Series 2012A, Rev., 5.00%, 11/15/2023	400,000	422,624

Total Connecticut		50,277,697

Delaware — 0.1%

City of Newark GO, 3.00%, 9/15/2022	30,000	30,907

City of Wilmington

Series 2013A, GO, 4.00%, 10/1/2021	30,000	30,095

GO, 4.00%, 6/1/2022	25,000	25,733

County of New Castle

Series 2012B, GO, 4.00%, 7/15/2022	35,000	36,193

GO, 5.00%, 4/1/2024	25,000	28,110

County of Sussex Series 2020A, GO, 5.00%, 3/15/2022	30,000	30,793

Delaware Economic Development Authority, Delmarva Power and Light Co. Project Series 2020A, Rev., 1.05%, 7/1/2025 (c)	715,000	731,305

Delaware River and Bay Authority Series B, Rev., 5.00%, 1/1/2022	25,000	25,399

Delaware Transportation Authority

Rev., 5.00%, 9/1/2021	45,000	45,000

Rev., 5.00%, 9/1/2025	100,000	117,904

Delaware Transportation Authority, Transportation System Rev., 5.00%, 7/1/2022	255,000	265,443

State of Delaware

Series 2009C, GO, 5.00%, 10/1/2021	120,000	120,477

Series 2018A, GO, 5.00%, 2/1/2022	75,000	76,529

GO, 3.00%, 3/1/2022 (b)	100,000	101,426

GO, 5.00%, 3/1/2022	40,000	40,979

Series 2016D, GO, 5.00%, 7/1/2022	65,000	67,651

Series 2018A, GO, 5.00%, 2/1/2023	20,000	21,383

Sustainable Energy Utility, Inc., Energy Efficiency Rev., 5.00%, 9/15/2021 (b)	25,000	25,044

University of Delaware

Rev., 5.00%, 9/1/2021	755,000	761,086

Rev., VRDO, LIQ: TD Bank NA, 0.01%, 9/3/2021 (c)	400,000	400,000

Series 2013A, Rev., 5.00%, 5/1/2023 (b)	25,000	27,014

Wilmington Parking Authority (The) Rev., GTD, 5.00%, 3/15/2022	75,000	76,984

Total Delaware		3,085,455

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

District of Columbia — 0.5%

District of Columbia

Series 2013A, GO, 5.00%, 6/1/2022	200,000	207,340

Series 2014D, GO, 5.00%, 6/1/2022	40,000	41,468

Series 2015A, GO, 5.00%, 6/1/2022	20,000	20,734

Series 2016A, GO, 5.00%, 6/1/2022	125,000	129,587

Series 2016D, GO, 5.00%, 6/1/2022	30,000	31,101

Series 2017A, GO, 5.00%, 6/1/2022	70,000	72,569

Series 2017D, GO, 5.00%, 6/1/2022	115,000	119,220

Series 2018A, GO, 5.00%, 6/1/2022	25,000	25,917

Series 2018B, GO, 5.00%, 6/1/2022	50,000	51,835

District of Columbia Housing Finance Agency, Multi-Family Development Program

Series 2019B-2, Rev., FHA, 1.70%, 3/1/2023	165,000	168,060

Series 2019B-1, Rev., FHA, 1.75%, 9/1/2023 (c)	445,000	456,104

District of Columbia Housing Finance Agency, Strand Residence Project Rev., 1.45%, 8/1/2022 (c)	1,300,000	1,313,895

District of Columbia Water and Sewer Authority, Public Utility, Subordinate Lien

Series 2018B, Rev., 5.00%, 10/1/2021	55,000	55,219

Series 2014C, Rev., 5.00%, 10/1/2022	75,000	78,984

Series A, Rev., 5.00%, 10/1/2022	65,000	68,452

District of Columbia, Association of American Medical Colleges Issue Series 2011B, Rev., 4.50%, 10/1/2021 (b)	110,000	110,390

District of Columbia, Children’s Hospital Obligated Group

Rev., 5.00%, 7/15/2022	680,000	708,415

Rev., 5.00%, 7/15/2023	525,000	571,806

District of Columbia, Deed Tax Series 2012A, Rev., 5.00%, 6/1/2022	70,000	72,515

District of Columbia, Federal Highway

Rev., 5.00%, 12/1/2021	25,000	25,301

Rev., 5.00%, 12/1/2024	495,000	540,030

District of Columbia, Gallery Place Project Rev., 5.00%, 6/1/2024	100,000	100,396

District of Columbia, Income Tax

Series 2019C, Rev., 5.00%, 10/1/2021	265,000	266,050

Series 2020B, Rev., 5.00%, 10/1/2021	60,000	60,238

SEE NOTES TO FINANCIAL STATEMENTS.

228	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

District of Columbia — continued

Series 2011A, Rev., 4.00%, 12/1/2021	60,000	60,581

Series 2012A, Rev., 4.00%, 12/1/2021	60,000	60,581

Series 2012C, Rev., 4.00%, 12/1/2021	125,000	126,211

Series F, Rev., 4.00%, 12/1/2021	125,000	126,211

Series 2011A, Rev., 5.00%, 12/1/2021 (b)	75,000	75,908

Series 2012A, Rev., 5.00%, 12/1/2021	400,000	404,863

Series 2014A, Rev., 5.00%, 12/1/2021	255,000	258,100

Series C, Rev., 5.00%, 12/1/2021	75,000	75,912

Series F, Rev., 5.00%, 12/1/2021	85,000	86,033

Series G, Rev., 5.00%, 12/1/2021 (b)	125,000	126,514

Series 2019C, Rev., 5.00%, 10/1/2022	30,000	31,590

Series 2020B, Rev., 5.00%, 10/1/2022	30,000	31,590

Series F, Rev., 4.00%, 12/1/2022	60,000	60,580

Series 2014A, Rev., 5.00%, 12/1/2022	85,000	90,193

Series 2020B, Rev., 5.00%, 10/1/2023	45,000	49,544

Series 2012A, Rev., 5.00%, 12/1/2023	25,000	26,511

Series 2012C, Rev., 5.00%, 12/1/2023	25,000	26,511

Series 2014A, Rev., 5.00%, 12/1/2023	25,000	27,720

Series 2012A, Rev., 5.00%, 12/1/2026	200,000	211,934

District of Columbia, The Catholic University of America Issue Rev., 5.00%, 10/1/2022	25,000	26,244

District of Columbia, Water and Sewer Authority, Public Utility, Senior Lien

Series 2017B, Rev., 5.00%, 10/1/2022	50,000	52,656

Rev., AGM, 5.50%, 10/1/2023	210,000	222,584

District of Columbia, Water and Sewer Authority, Public Utility, Subordinate Lien

Series 2015A, Rev., 4.00%, 10/1/2021	125,000	125,396

Series 2014C, Rev., 5.00%, 10/1/2021	105,000	105,418

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

District of Columbia — continued

Series 2014C, Rev., 5.00%, 10/1/2024	25,000	28,682

Metropolitan Washington Airports Authority Aviation

Series 2010F-1, Rev., 5.00%, 10/1/2021	40,000	40,159

Series 2016B, Rev., 5.00%, 10/1/2021	100,000	100,396

Metropolitan Washington Airports Authority Dulles Toll Road, Capital Appreciation

Series 2009B, Rev., AGC, Zero Coupon, 10/1/2021	25,000	24,997

Series 2009B, Rev., AGC, Zero Coupon, 10/1/2022	20,000	19,946

Washington Convention and Sports Authority, Senior Lien Dedicated Tax Series 2018A, Rev., 5.00%, 10/1/2021	1,290,000	1,294,963

Washington Metropolitan Area Transit Authority

Series 2017B, Rev., 5.00%, 7/1/2022	275,000	286,097

Series A-1, Rev., 5.00%, 7/1/2022	20,000	20,807

Series 2017B, Rev., 5.00%, 7/1/2023	100,000	108,733

Series 2017B, Rev., 5.00%, 7/1/2024	20,000	22,664

Total District of Columbia		9,732,455

Florida — 6.0%

Alachua County Health Facilities Authority, Shands Teaching Hospital & Clinics Series 2019B-1, Rev., 5.00%, 12/1/2022	50,000	52,938

Alachua County School Board COP, 5.00%, 7/1/2024	225,000	253,947

Board of Governors State University System of Florida, University System Improvement

Series 2014A, Rev., 5.00%, 7/1/2022	165,000	171,658

Series 2014A, Rev., 5.00%, 7/1/2023	80,000	86,940

Brevard County Health Facilities Authority, Health First, Inc., Project Rev., 5.00%, 4/1/2022	50,000	51,393

Brevard County School District COP, 5.00%, 7/1/2022	25,000	26,011

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	229

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Florida — continued

Broward County Water & Sewer Utility Series B, Rev., 5.00%, 10/1/2021	20,000	20,079

Capital Trust Agency, Inc., Council Towers Apartments Project Series 2020A, Rev., 0.80%, 3/1/2022 (c)	10,450,000	10,477,276

Capital Trust Agency, Inc., Multi-Family Housing, Mission Springs Apartments Project Series A, Rev., 4.25%, 12/1/2022 (b)	595,000	653,311

Capital Trust Agency, Inc., Multi-Family, GMF Jacksonville Pool Project Series 2012A, Rev., 3.75%, 12/1/2022 (b)	195,000	202,031

Central Florida Expressway Authority, Senior Lien

Rev., 5.00%, 7/1/2022	85,000	88,401

Rev., 5.00%, 7/1/2023	25,000	27,183

Series 2016B, Rev., 5.00%, 7/1/2025	25,000	29,435

Charlotte County, Utility System Series 2011, Rev., AGM, 5.25%, 10/1/2021 (b)	100,000	100,411

City of Apopka, Utility System

Rev., 4.00%, 10/1/2021	20,000	20,063

Rev., 5.00%, 10/1/2023	30,000	31,583

City of Bradenton, Special Obligation Rev., 4.00%, 9/1/2022	25,000	25,951

City of Cape Coral, Water & Sewer

Rev., AGM, 5.00%, 10/1/2021 (b)	190,000	190,742

Series 2011A, Rev., AGM, 5.00%, 10/1/2021 (b)	105,000	105,414

City of Clearwater, Stormwater System

Rev., 4.00%, 11/1/2021	30,000	30,193

Rev., 4.75%, 11/1/2022	35,000	36,899

City of Clearwater, Water & Sewer

Rev., 5.00%, 12/1/2021	560,000	566,817

Rev., 5.00%, 12/1/2022	50,000	53,061

City of Cocoa, Water and Sewer System Series 2018A, Rev., 3.00%, 10/1/2021	50,000	50,118

City of Fort Myers, Utility System Series 2019A, Rev., 4.00%, 10/1/2023	100,000	107,673

City of Gainesville, Utilities System

Series 2017A, Rev., 5.00%, 9/1/2021	170,000	178,915

Series A, Rev., VRDO, LIQ: Barclays Bank plc, 0.01%, 9/3/2021 (c)	2,885,000	2,885,000

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Florida — continued

Series 2017A, Rev., 5.00%, 10/1/2021	25,000	25,098

Series 2012A, Rev., 2.50%, 10/1/2023	230,000	235,687

Series 2012A, Rev., 5.00%, 10/1/2024	100,000	105,233

City of Hallandale Beach, Capital Improvement Rev., 5.00%, 10/1/2023	25,000	27,414

City of Hollywood, Water and Sewer Rev., 5.00%, 10/1/2021	25,000	25,099

City of Jacksonville

Rev., 5.00%, 10/1/2021	780,000	783,097

Series 2010B, Rev., 5.00%, 10/1/2021	560,000	562,224

Series 2011A, Rev., 5.00%, 10/1/2021 (b)	220,000	220,868

Series 2011B, Rev., 5.00%, 10/1/2021	65,000	65,258

Series 2012B, Rev., 5.00%, 10/1/2021	565,000	567,244

Series 2012C, Rev., 5.00%, 10/1/2021	250,000	250,993

Series 2019A, Rev., 5.00%, 10/1/2021	50,000	50,199

Series 2012A, Rev., 4.25%, 10/1/2022 (b)	60,000	62,642

Series 2012A, Rev., 5.00%, 10/1/2022 (b)	350,000	368,242

Series 2012B, Rev., 5.00%, 10/1/2022	155,000	163,215

Series 2020A, Rev., 5.00%, 10/1/2022	250,000	263,250

Series C, Rev., 5.00%, 10/1/2024	25,000	26,300

Series 2012C, Rev., 5.00%, 10/1/2025	350,000	368,158

City of Jacksonville, Better Jacksonville Sales Tax

Rev., 5.00%, 10/1/2022	525,000	552,826

Rev., 5.00%, 10/1/2025	50,000	52,639

City of Jacksonville, Health Care Facilities, Baptist Medical Center

Series 2019B, Rev., VRDO, 0.02%, 9/10/2021 (c)	1,395,000	1,395,000

Series 2019A, Rev., 4.00%, 8/15/2023	265,000	283,961

City of Jacksonville, Sales Tax Rev., 5.00%, 10/1/2024	200,000	210,555

SEE NOTES TO FINANCIAL STATEMENTS.

230	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Florida — continued

City of Kissimmee, Capital Improvement, Sales Tax Rev., 5.00%, 10/1/2021	50,000	50,199

City of Lakeland, Department of Electric Utilities

Rev., 5.00%, 10/1/2021	480,000	481,902

Rev., 5.00%, 10/1/2026	20,000	23,969

City of Lakeland, Lakeland Regional Health Systems

Rev., 5.00%, 11/15/2021	125,000	126,249

Rev., 5.00%, 11/15/2022	50,000	52,922

City of Lakeland, Water & Wastewater Series 2012A, Rev., 5.00%, 10/1/2021	25,000	25,099

City of Lauderhill GO, 4.00%, 1/1/2022	25,000	25,316

City of Miami Beach, Stormwater

Series 2011A, Rev., 4.13%, 9/1/2021 (b)	100,000	100,000

Series 2011A, Rev., 4.75%, 9/1/2021 (b)	110,000	110,000

Series 2011A, Rev., 5.00%, 9/1/2021	125,000	125,000

Series 2011A, Rev., 5.25%, 9/1/2021 (b)	100,000	100,000

Rev., 5.00%, 9/1/2022	220,000	230,655

City of Miramar, Utility System

Rev., 5.00%, 10/1/2021	40,000	40,159

Rev., 5.00%, 10/1/2022	40,000	42,120

City of Mount Dora, Capital Improvement Rev., 4.00%, 11/1/2021	100,000	100,625

City of Oakland Park, Water and Sewer, Green Bonds Rev., 5.00%, 9/1/2022	30,000	31,453

City of Ocoee, Capital Improvement

Rev., 4.00%, 10/1/2021	45,000	45,137

Rev., 5.00%, 10/1/2022	60,000	63,086

City of Ocoee, Water and Sewer System Rev., 4.00%, 10/1/2021	100,000	100,308

City of Orlando, Capital Improvement

Series 2016B, Rev., 5.00%, 10/1/2021	115,000	115,457

Series C, Rev., 5.00%, 10/1/2022	25,000	26,325

Series 2018B, Rev., 5.00%, 10/1/2023	50,000	55,005

Series 2016B, Rev., 5.00%, 10/1/2024	25,000	28,648

City of Orlando, Development Tax

Series 2014A, Rev., 5.00%, 11/1/2021 (b)	35,000	35,281

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Florida — continued

Series 2014A, Rev., 5.00%, 5/1/2024 (b)	20,000	22,566

City of Orlando, Waste Water System Rev., 5.00%, 10/1/2021	50,000	50,199

City of Palm Coast Rev., 5.00%, 10/1/2021	195,000	195,758

City of Panama City Beach, Utility System Rev., 5.00%, 6/1/2022	35,000	36,271

City of Pembroke Pines, Capital Improvement Rev., AGM, 5.00%, 12/1/2021	100,000	101,206

City of Pompano Beach, John Knox Village Project Rev., 3.25%, 9/1/2022	145,000	149,271

City of Port Orange GO, 4.00%, 4/1/2022	25,000	25,562

City of Port St. Lucie, Utility System

Rev., 5.00%, 9/1/2021	50,000	50,000

Rev., NATL-RE, 5.25%, 9/1/2021	235,000	235,000

Rev., 5.00%, 9/1/2022	130,000	136,190

City of Sarasota, St. Armands Paid Parking Area Improvements

Series 2017B, Rev., 3.00%, 10/1/2022	25,000	25,785

Series 2017A, Rev., 4.00%, 10/1/2023	25,000	26,929

City of Sarasota, Water and Sewer System Rev., 5.00%, 10/1/2021	50,000	50,199

City of South Miami Health Facilities Authority, Inc., Baptist Health South Florida Obligated Group

Rev., 5.00%, 8/15/2022	65,000	67,976

Rev., 5.00%, 8/15/2023	35,000	38,214

City of St. Petersburg, Public Service Tax

Series 2016A, Rev., 4.00%, 10/1/2022	45,000	46,879

Series 2016A, Rev., 4.00%, 10/1/2023	35,000	37,785

City of St. Petersburg, Public Utility

Rev., 3.00%, 10/1/2021	25,000	25,058

Rev., 5.00%, 10/1/2021	45,000	45,177

Series 2014B, Rev., 5.00%, 10/1/2021	50,000	50,196

Series 2013A, Rev., 3.00%, 10/1/2022	30,000	30,929

Series 2014B, Rev., 5.00%, 10/1/2022	20,000	21,051

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	231

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Florida — continued

City of Tallahassee

Rev., 5.00%, 10/1/2021	70,000	70,277

Rev., 5.00%, 10/1/2022	85,000	89,486

Rev., 5.00%, 10/1/2024	200,000	210,555

City of Tallahassee, Energy System

Rev., 5.00%, 10/1/2021	190,000	190,750

Rev., 5.00%, 10/1/2022	30,000	31,583

City of Tallahassee, Utility System

Rev., 5.00%, 10/1/2021	275,000	276,088

Rev., 5.00%, 10/1/2023	30,000	32,996

City of Tampa, Baycare Health System Issue

Series 2012A, Rev., 5.00%, 11/15/2024	245,000	253,262

Series 2012A, Rev., 5.00%, 11/15/2025	315,000	325,440

City of Tampa, Capital Improvement Cigarette Tax Allocation, H. Lee Moffitt Cancer Center Project

Rev., 5.00%, 9/1/2021	300,000	300,000

Series 2012A, Rev., 5.00%, 9/1/2021	40,000	40,000

Series 2012A, Rev., 5.00%, 9/1/2022	25,000	26,188

City of Tampa, Sales Tax Rev., 5.00%, 10/1/2022	225,000	236,799

City of Tampa, Utilities Tax Series 2012B, Rev., 5.00%, 10/1/2021 (b)	140,000	140,552

City of Tampa, Water and Sewer Improvement System

Rev., 4.00%, 10/1/2021 (b)	40,000	40,126

Rev., 5.00%, 10/1/2021 (b)	365,000	366,440

City of Venice, Transportation Improvement GO, 5.00%, 2/1/2022	35,000	35,713

City of Venice, Utility System Rev., 5.00%, 12/1/2022 (b)	50,000	53,040

City of West Palm Beach, Parks and Recreation Projects GO, 5.00%, 4/1/2022	30,000	30,857

City of West Palm Beach, Utility System

Series 2012A, Rev., 4.00%, 10/1/2021	50,000	50,159

Series 2011A, Rev., 5.00%, 10/1/2021	200,000	200,794

Series 2017C, Rev., 5.00%, 10/1/2022	25,000	26,325

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Florida — continued

Clay County School Board COP, AGM, 5.00%, 7/1/2022	100,000	103,992

County of Bay, Wholesale Water System Rev., 5.00%, 9/1/2022	30,000	31,453

County of Brevard, Water and Wastewater Utility Rev., 5.00%, 9/1/2022	80,000	83,916

County of Broward, Airport System

Series Q-1, Rev., 4.00%, 10/1/2021	20,000	20,063

Series 2013C, Rev., 5.00%, 10/1/2021	100,000	100,395

Series 2013C, Rev., 5.00%, 10/1/2022	95,000	100,025

Series P-2, Rev., 5.00%, 10/1/2022	25,000	26,322

Series Q-1, Rev., 5.00%, 10/1/2022	50,000	52,639

Series P-2, Rev., 5.00%, 10/1/2023	140,000	147,279

Series Q-1, Rev., 5.00%, 10/1/2024	230,000	241,907

County of Citrus, Capital Improvement Rev., 5.00%, 10/1/2022	45,000	47,234

County of Citrus, Non-Ad Valorem Rev., 4.00%, 10/1/2021	50,000	50,158

County of Citrus, Water and Wastewater System Rev., 5.00%, 10/1/2021	40,000	40,157

County of Collier, Special Obligation

Rev., 5.00%, 10/1/2021	315,000	316,251

Series 2010B, Rev., 5.00%, 10/1/2021	30,000	30,119

Rev., 5.00%, 10/1/2023	115,000	115,454

Rev., 4.00%, 10/1/2025	200,000	208,282

County of Hillsborough, Capital Improvement Rev., 5.00%, 8/1/2022	65,000	67,879

County of Hillsborough, Communications Services Tax Rev., 5.00%, 10/1/2024	35,000	40,131

County of Hillsborough, Community Investment Tax

Rev., 5.00%, 11/1/2021	105,000	105,834

Rev., 5.00%, 11/1/2022	130,000	137,307

Series 2012B, Rev., 5.00%, 11/1/2022	55,000	58,091

Rev., 5.00%, 11/1/2023	175,000	192,195

Rev., 5.00%, 11/1/2025	25,000	29,502

County of Lee County, Water and Sewer

Series 2013A, Rev., 5.00%, 10/1/2021	40,000	40,158

Series 2013B, Rev., 5.00%, 10/1/2021	120,000	120,475

SEE NOTES TO FINANCIAL STATEMENTS.

232	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Florida — continued

Series 2013B, Rev., 5.00%, 10/1/2022	55,000	57,909

County of Lee, Non-Ad valorem Rev., 5.00%, 10/1/2023	100,000	109,943

County of Lee, Tourist Development Tax

Series 2019A, Rev., 3.00%, 10/1/2021	50,000	50,117

Series 2019A, Rev., 5.00%, 10/1/2024	25,000	28,616

County of Lee, Transportation Facilities

Rev., AGM, 5.00%, 10/1/2021	150,000	150,579

Rev., AGM, 5.00%, 10/1/2022	40,000	42,053

Rev., AGM, 5.00%, 10/1/2024	200,000	227,862

County of Manatee Rev., 5.00%, 10/1/2021	55,000	55,218

County of Manatee, Public Utilities

Rev., 5.00%, 10/1/2021	135,000	135,536

Rev., 5.00%, 10/1/2022	50,000	52,650

County of Manatee, Transportation Projects Rev., 5.00%, 10/1/2022	25,000	26,325

County of Martin, Consolidated Utilities System Series 2016A, Rev., 5.00%, 10/1/2021	40,000	40,159

County of Martin, Half-Cent Sales Tax Rev., 5.00%, 7/1/2022	30,000	31,223

County of Miami-Dade Series 2011C, GO, 4.75%, 10/1/2022	20,000	20,074

County of Miami-Dade, Aviation

Series B, Rev., 4.00%, 10/1/2023	225,000	234,271

Series 2012B, Rev., 5.00%, 10/1/2024	380,000	399,757

County of Miami-Dade, Building Better Communities Program

Series 2013A, GO, 5.00%, 7/1/2022	125,000	130,087

Series 2015-D, GO, 5.00%, 7/1/2022	70,000	72,849

Series 2016A, GO, 5.00%, 7/1/2022	90,000	93,662

Series 2016A, GO, 5.00%, 7/1/2024	30,000	34,033

County of Miami-Dade, Capital Asset Acquisition

Series 2013A, Rev., 5.00%, 4/1/2022	80,000	82,277

Series 2016B, Rev., 5.00%, 4/1/2022	335,000	344,535

Series 2017A, Rev., 5.00%, 4/1/2022	120,000	123,416

County of Miami-Dade, Parks Program

Series 2011B, GO, 4.00%, 11/1/2021	30,000	30,193

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Florida — continued

Series 2015A, GO, 5.00%, 11/1/2021	40,000	40,323

Series 2011B, GO, 3.50%, 11/1/2022	30,000	30,168

Series 2015A, GO, 5.00%, 11/1/2022	90,000	95,157

County of Miami-Dade, Public Health Trust Program

Series 2016A, GO, 5.00%, 7/1/2022	45,000	46,839

Series 2016A, GO, 2.50%, 7/1/2023	215,000	224,365

County of Miami-Dade, Seaport Department Series 2011C, GO, 4.75%, 10/1/2021	125,000	125,463

County of Miami-Dade, Subordinate Special Obligation

Series 2012B, Rev., 5.00%, 10/1/2022 (b)	760,000	800,037

Series A, Rev., 5.00%, 10/1/2022 (b)	35,000	36,844

County of Miami-Dade, Transit System, Sales Surtax

Rev., 5.00%, 7/1/2022 (b)	550,000	572,170

Rev., 5.00%, 7/1/2023	320,000	346,896

County of Miami-Dade, Water and Sewer System

Rev., 5.00%, 10/1/2021	55,000	55,218

Series 2008B, Rev., AGM, 5.25%, 10/1/2021	300,000	301,247

Rev., 5.00%, 10/1/2022	180,000	189,520

Series 2013A, Rev., 5.00%, 10/1/2022 (b)	45,000	47,371

Series A, Rev., 5.00%, 10/1/2022 (b)	290,000	305,277

Series 2008B, Rev., AGM, 5.25%, 10/1/2022	75,000	79,169

Rev., 5.00%, 10/1/2023	20,000	21,984

Series 2013B, Rev., 5.00%, 10/1/2023 (b)	50,000	55,024

Rev., 5.00%, 10/1/2024	40,000	45,771

County of Okaloosa, Sales Tax

Rev., 5.00%, 10/1/2021	100,000	100,398

Rev., 5.00%, 10/1/2022	85,000	89,505

Rev., 5.00%, 10/1/2023	25,000	27,486

County of Orange, Capital Improvement Rev., 5.00%, 10/1/2021	105,000	105,416

County of Orange, Sales Tax

Series 2012B, Rev., 5.00%, 1/1/2022 (b)	120,000	121,942

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	233

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Florida — continued

Series 2012C, Rev., 5.00%, 1/1/2022	260,000	264,225

County of Osceola, Infrastructure Sales Surtax

Rev., 5.00%, 10/1/2021	400,000	401,539

Rev., 5.00%, 10/1/2022	135,000	141,943

County of Osceola, Sales Tax Series 2016A, Rev., 4.00%, 10/1/2021	165,000	165,502

County of Palm Beach, Public Improvement

Rev., 5.00%, 6/1/2022 (b)	55,000	57,009

Series 2014A, Rev., 5.00%, 11/1/2022	30,000	31,712

County of Palm Beach, Public Improvement, Convention Center Project Rev., 5.00%, 11/1/2021 (b)	455,000	458,653

County of Palm Beach, Recreational and Cultural Facilities GO, 5.00%, 7/1/2022	100,000	104,078

County of Palm Beach, Water and Sewer

Rev., 4.00%, 10/1/2021	230,000	230,725

Rev., 5.00%, 10/1/2023 (b)	25,000	27,512

County of Palm Beach, Water and Sewer, FPL Reclaimed Water Project Rev., 5.00%, 10/1/2022	35,000	36,851

County of Pasco, Fire-Rescue Projects Series 2019B, GO, 5.00%, 10/1/2023	35,000	38,503

County of Pasco, Half-Cent Sales Tax and Improvement

Series 2013A, Rev., 5.00%, 12/1/2021	35,000	35,421

Series 2013A, Rev., 5.00%, 12/1/2022	95,000	100,743

County of Pasco, Water and Sewer Series 2014A, Rev., 5.00%, 10/1/2022	25,000	26,311

County of Pinellas, Sewer Rev., 5.00%, 10/1/2022	60,000	63,127

County of Polk, Utility System Rev., 5.00%, 10/1/2022	135,000	142,155

County of Sarasota, Infrastructure Sales Surtax Rev., 5.00%, 10/1/2022	100,000	105,300

County of Sarasota, Infrastructure Sales Surtax

Rev., 4.00%, 10/1/2021	200,000	200,633

Rev., 5.00%, 10/1/2021	170,000	170,675

Rev., 5.00%, 10/1/2022	125,000	131,626

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Florida — continued

County of Sarasota, Utility System Rev., 5.00%, 10/1/2022	40,000	42,120

County of Seminole, Water and Sewer

Series 2015B, Rev., 5.00%, 10/1/2021	25,000	25,099

Series 2015B, Rev., 5.00%, 10/1/2022	75,000	78,992

County of St. Johns, Sales Tax Rev., AGM, 5.00%, 10/1/2023	25,000	27,530

County of St. Johns, Water and Sewer Rev., 5.00%, 6/1/2022	55,000	57,018

County of St. Lucie, Florida Power and Light Co., Project Rev., VRDO, 0.01%, 9/3/2021 (c)	20,750,000	20,750,000

County of St. Lucie, Non-Ad Valorem Rev., 5.00%, 10/1/2023	75,000	81,849

County of St. Lucie, Sales Tax Series A, Rev., AGM, 5.00%, 10/1/2021	70,000	70,272

Escambia County Housing Finance Authority, Multi County Program Series 2019B, Rev., GNMA COLL, 1.65%, 4/1/2023	90,000	91,601

Escambia County School Board, Sales Tax

Rev., 5.00%, 9/1/2022	115,000	120,534

Rev., 5.00%, 9/1/2023	125,000	136,577

Florida Atlantic University Finance Corp., Student Housing Project Series 2019A, Rev., 5.00%, 7/1/2022	210,000	218,402

Florida Atlantic University Housing System Series 2016A, Rev., 5.00%, 7/1/2022	35,000	36,397

Florida Department of Children and Families, Civil Commitment Center Financing Corp. Project COP, 5.00%, 10/1/2021	100,000	100,395

Florida Department of Children and Families, South Florida Evaluation Treatment Center Financing Corp. Project Series 2021A, COP, 5.00%, 10/1/2021	25,000	25,099

Florida Department of Environmental Protection

Series 2012A, Rev., 5.00%, 7/1/2022	115,000	119,700

Series 2014A, Rev., 5.00%, 7/1/2022	25,000	26,022

Series 2016A, Rev., 5.00%, 7/1/2022	115,000	119,700

SEE NOTES TO FINANCIAL STATEMENTS.

234	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Florida — continued

Series 2017A, Rev., 5.00%, 7/1/2022	25,000	26,021

Series 2018A, Rev., 5.00%, 7/1/2022	145,000	150,926

Series 2012A, Rev., 5.00%, 7/1/2023	85,000	88,452

Series 2014A, Rev., 5.00%, 7/1/2023	140,000	152,469

Florida Department of Environmental Protection, Everglades Restoration

Series 2019A, Rev., 5.00%, 7/1/2022	25,000	26,022

Series 2013A, Rev., 4.00%, 7/1/2025	200,000	206,295

Florida Department of Management Services

Series 2015A, COP, 5.00%, 8/1/2022	340,000	355,188

Series 2018A, COP, 5.00%, 11/1/2022	135,000	142,653

Series 2015A, COP, 5.00%, 8/1/2023	140,000	152,944

Series 2018A, COP, 5.00%, 11/1/2026	20,000	24,580

Florida Department of Management Services, Florida Facilities Pool Series 2017A, Rev., 5.00%, 9/1/2023	70,000	76,704

Florida Governmental Utility Authority Rev., 4.00%, 10/1/2021	20,000	20,061

Florida Gulf Coast University Financing Corp., Housing Project

Series A, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/1/2021 (c)	10,600,000	10,600,000

Rev., 5.00%, 2/1/2022	215,000	219,191

Series 2020A, Rev., 5.00%, 2/1/2022	150,000	152,924

Series 2017A, Rev., 5.00%, 8/1/2022	100,000	104,297

Series 2020A, Rev., 5.00%, 2/1/2023	120,000	127,946

Series 2020A, Rev., 5.00%, 2/1/2024	125,000	138,487

Series 2020A, Rev., 5.00%, 2/1/2025	115,000	132,163

Florida Higher Educational Facilities Financial Authority, Nova Southeastern University Project Series 2012A, Rev., 5.00%, 4/1/2022 (b)	95,000	97,673

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Florida — continued

Florida Higher Educational Facilities Financial Authority, Rollins College Project

Series 2012B, Rev., 3.00%, 12/1/2021	100,000	100,671

Series 2012A, Rev., 2.63%, 12/1/2022 (b)	30,000	30,902

Series 2012B, Rev., 3.00%, 12/1/2022	50,000	51,681

Series 2012A, Rev., 3.50%, 12/1/2022 (b)	55,000	57,260

Florida Higher Educational Facilities Financial Authority, University of Tampa Project Series 2012A, Rev., AGM, 4.50%, 4/1/2022 (b)	100,000	102,523

Florida Housing Finance Corp., Multi-Family Housing, Azure Estates Series 2019J, Rev., 1.45%, 3/1/2022 (c)	125,000	125,730

Florida Housing Finance Corp., Multi-Family Mortgage, Parrish Oaks Series 2020A, Rev., 1.25%, 2/1/2022 (c)	555,000	557,587

Florida Municipal Loan Council

Series B, Rev., AGM, GTD, 4.38%, 9/3/2021	20,000	20,002

Rev., GTD, NATL-RE, 3.00%, 10/1/2021	60,000	60,133

Series 2012A, Rev., AGM, 5.00%, 5/1/2025	200,000	206,304

Florida Municipal Loan Council, Lighthouse Point Series 2019A, Rev., 5.00%, 8/1/2022	30,000	31,323

Florida Municipal Power Agency, All-Requirements Power Supply Project

Series 2016A, Rev., 5.00%, 10/1/2021	1,145,000	1,149,471

Series 2016A, Rev., 5.00%, 10/1/2022	100,000	105,222

Series 2016A, Rev., 5.00%, 10/1/2023	90,000	98,909

Series 2016A, Rev., 5.00%, 10/1/2024	255,000	291,622

Series 2017A, Rev., 5.00%, 10/1/2025	50,000	59,115

Florida Municipal Power Agency, St. Lucie Project Series 2012A, Rev., 5.00%, 10/1/2026	80,000	84,170

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	235

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Florida — continued

Florida Municipal Power Agency, Stanton II Project

Series 2012A, Rev., 5.00%, 10/1/2021	395,000	396,543

Series 2012A, Rev., 5.00%, 10/1/2022	70,000	73,655

Series 2012A, Rev., 5.00%, 10/1/2023	420,000	441,601

Florida Ports Financing Commission, State Transportation Trust Fund Series 2011A, Rev., 5.00%, 10/1/2021 (b)	230,000	230,907

Florida State Board of Governors, University of Florida Student Activity Series 2013A, Rev., 5.00%, 7/1/2022	45,000	46,816

FSU Financial Assistance, Inc.

Series 2012A, Rev., 3.00%, 10/1/2021	75,000	75,167

Series 2012C, Rev., 3.00%, 10/1/2025	100,000	102,523

Greater Orlando Aviation Authority, Airport Facilities

Series 2016B, Rev., 5.00%, 10/1/2021	35,000	35,139

Series 2016B, Rev., 5.00%, 10/1/2022	50,000	52,656

Hillsborough County Industrial Development Authority, Baycare Health System Issues Series 2020D, Rev., VRDO, LOC: TD Bank NA, 0.01%, 9/3/2021 (c)	125,000	125,000

Hillsborough County School Board

Series 2016A, COP, 5.00%, 7/1/2022	25,000	25,998

Series 2017A, COP, 5.00%, 7/1/2022	40,000	41,597

Hillsborough County School Board, Master Lease Program

COP, 5.00%, 7/1/2022	75,000	77,994

Series 2012A, COP, 5.00%, 7/1/2022 (b)	280,000	291,363

Hillsborough County School Board, Sales Tax Series 2015B, Rev., AGM, 5.00%, 10/1/2023	40,000	43,881

Inland Protection Financing Corp.

Series 2019A, Rev., 5.00%, 7/1/2022	50,000	52,039

Series 2019A, Rev., 5.00%, 7/1/2023	30,000	32,655

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Florida — continued

Jacksonville Transportation Authority, Senior Lien Gas Tax Rev., 5.00%, 8/1/2024	25,000	28,330

JEA Electric System

Series 2014A, Rev., 5.00%, 10/1/2021	195,000	195,763

Series 2013A, Rev., 5.00%, 10/1/2022	175,000	184,158

JEA FL Bulk Power Supply System Series 2014A, Rev., 2.25%, 10/1/2021	50,000	50,085

JEA Water and Sewer System

Series 2013A, Rev., 5.00%, 9/1/2021 (b)	15,000	15,782

Series 2008A-1, Rev., VRDO, LIQ: U.S. Bank NA, 0.01%, 9/3/2021 (c)	15,000,000	15,000,000

Series 2017A, Rev., 5.00%, 10/1/2021 (b)	635,000	637,453

Series 2013A, Rev., 5.00%, 10/1/2022 (b)	75,000	78,892

Lee County School Board (The)

Series 2012B, COP, 3.00%, 8/1/2022	405,000	409,828

Series 2012B, COP, 4.00%, 8/1/2022	100,000	103,545

Lee Memorial Health System

Series 2019A-1, Rev., 5.00%, 4/1/2022	265,000	272,322

Series A-1, Rev., 5.00%, 4/1/2025	160,000	185,351

Leon County School District, Sales Tax Rev., 5.00%, 9/1/2022	40,000	41,925

Martin County Health Facilities Authority, Martin Memorial Medical Center

Rev., 5.00%, 11/15/2022 (b)	25,000	26,450

Rev., 4.25%, 11/15/2024 (b)	105,000	118,389

Miami Beach Health Facilities Authority, Mount Sinai Medical Center

Rev., 5.00%, 11/15/2021	175,000	176,640

Rev., 5.00%, 11/15/2022 (b)	225,000	238,051

Miami-Dade County Educational Facilities Authority, University of Miami Series B, Rev., AMBAC, 5.25%, 4/1/2022	60,000	61,709

Miami-Dade County Expressway Authority, Toll System Series 2014B, Rev., 5.00%, 7/1/2022	75,000	77,936

Miami-Dade County Housing Finance Authority, Cabana Club Apartments Rev., 1.40%, 4/1/2022 (c)	905,000	905,995

SEE NOTES TO FINANCIAL STATEMENTS.

236	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Florida — continued

Miami-Dade County Housing Finance Authority, Liberty Square Phase Two Project Rev., 1.42%, 5/1/2022 (c)	325,000	327,466

Miami-Dade County Housing Finance Authority, Riverwalk II Apartments Rev., 0.60%, 12/1/2021 (c)	425,000	425,083

Monroe County School District, Sales Tax

Rev., AGM, 3.00%, 10/1/2021	25,000	25,055

Rev., AGM, 5.00%, 10/1/2022	100,000	105,121

New Smyrna Beach Utilities Commission Rev., 5.00%, 10/1/2022	65,000	68,445

Orange County Convention Center, Tourist Development Tax

Rev., 5.00%, 10/1/2021	630,000	632,470

Rev., 5.00%, 10/1/2022	20,000	21,049

Rev., 5.00%, 10/1/2023	25,000	27,420

Orange County Health Facilities Authority, Orlando Health Obligated Group

Series 2012A, Rev., 5.00%, 4/1/2022 (b)	85,000	87,391

Series 2016A, Rev., 5.00%, 10/1/2023	115,000	126,334

Series 2019B, Rev., 5.00%, 10/1/2024	75,000	85,771

Orange County School Board Series 2015D, COP, 5.00%, 8/1/2023	200,000	218,248

Orlando Utilities Commission, Utility System

Series 2011C, Rev., 4.00%, 10/1/2021	155,000	155,491

Series 2011B, Rev., 5.00%, 10/1/2021	290,000	291,147

Series 2011C, Rev., 5.00%, 10/1/2021	230,000	230,913

Series 2013A, Rev., 5.00%, 10/1/2021	130,000	130,516

Series 2016A, Rev., 5.00%, 10/1/2021	120,000	120,477

Series 2010C, Rev., 5.25%, 10/1/2021	25,000	25,104

Series 2011C, Rev., 4.00%, 10/1/2022	55,000	57,327

Series 2011C, Rev., 5.00%, 10/1/2022	220,000	231,685

Series 2013A, Rev., 5.00%, 10/1/2022	245,000	258,013

Series 2010C, Rev., 5.25%, 10/1/2022	120,000	126,698

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Florida — continued

Series 2013A, Rev., 5.00%, 10/1/2023	85,000	93,602

Series 2016A, Rev., 5.00%, 10/1/2023	25,000	27,530

Orlando-Orange County Expressway Authority

Rev., 5.00%, 7/1/2022	530,000	551,387

Rev., AGM, 5.00%, 7/1/2022 (b)	140,000	145,622

Series 2013B, Rev., 5.00%, 7/1/2022	220,000	228,877

Series 2013B, Rev., 5.00%, 7/1/2023	20,000	21,727

Osceola County School Board Series 2013A, COP, 4.00%, 6/1/2022	50,000	51,439

Palm Beach County Health Facilities Authority, Baptist Health South Florida Obligated Group

Rev., 5.00%, 8/15/2022	395,000	413,084

Rev., 5.00%, 8/15/2024	560,000	636,426

Palm Beach County School District

Series 2012A, COP, 5.00%, 8/1/2022 (b)	175,000	182,814

Series 2015D, COP, 5.00%, 8/1/2022	25,000	26,114

Series 2017B, COP, 5.00%, 8/1/2022	25,000	26,115

Series 2018A, COP, 5.00%, 8/1/2022	105,000	109,681

Series 2018C, COP, 5.00%, 8/1/2022	120,000	125,349

Series 2018B, COP, 5.00%, 8/1/2023	20,000	21,829

Series 2017B, COP, 5.00%, 8/1/2025	40,000	47,115

Palm Beach County Solid Waste Authority

Rev., 4.00%, 10/1/2021	25,000	25,075

Rev., 5.00%, 10/1/2021	595,000	597,318

Pasco County School Board Series 2013A, COP, 5.00%, 8/1/2022	475,000	495,905

Pasco County School Board, Sales Tax

Rev., 5.00%, 10/1/2021	100,000	100,389

Rev., 5.00%, 10/1/2022	120,000	126,239

Peace River Manasota Regional Water Supply Authority, Utility System

Rev., 5.00%, 10/1/2021	100,000	100,393

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	237

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Florida — continued

Rev., 4.00%, 10/1/2022	55,000	57,291

Pinellas County Housing Finance Authority, Multi-Family Housing, Lexington Club at Renaissance Square Apartments Rev., 0.30%, 4/1/2022 (c)	845,000	845,073

Polk County School District Rev., 5.00%, 10/1/2023	25,000	27,491

Polk County School District, Sales Tax

Rev., 5.00%, 10/1/2022	255,000	268,516

Rev., 5.00%, 10/1/2024	30,000	34,348

Port St. Lucie Community Redevelopment Agency Rev., 5.00%, 1/1/2023	170,000	180,837

Reedy Creek Improvement District, Ad Valorem Tax Series A, GO, 5.00%, 6/1/2022	65,000	67,360

Riviera Beach Utility Special District Rev., 5.00%, 10/1/2021	25,000	25,097

Santa Rosa County School Board COP, 5.00%, 2/1/2023	25,000	26,681

Sarasota County Public Hospital District, Sarasota Memorial Hospital Series 1998B, Rev., NATL-RE, 5.25%, 7/1/2024	650,000	721,488

School Board of Miami-Dade County (The)

Series 2006C, COP, AMBAC, 5.00%, 10/1/2021	570,000	572,268

Series 2014D, COP, 5.00%, 11/1/2021	145,000	146,174

Series 2015D, COP, 5.00%, 2/1/2022	135,000	137,752

GO, 5.00%, 3/15/2022	155,000	159,057

Series 2015A, COP, 5.00%, 5/1/2022	210,000	216,848

Series 2014D, COP, 5.00%, 11/1/2022	20,000	21,144

Series 2015D, COP, 5.00%, 2/1/2023	440,000	470,371

Series 2015A, COP, 5.00%, 5/1/2023	150,000	161,845

Series A, COP, 5.00%, 5/1/2023 (b)	25,000	26,970

Series 2014D, COP, 5.00%, 11/1/2023	170,000	187,053

Series 2015D, COP, 5.00%, 2/1/2024	300,000	333,442

Series 2014A, COP, 5.00%, 5/1/2024 (c)	300,000	336,421

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Florida — continued

Series 2014D, COP, 5.00%, 11/1/2024	20,000	22,882

Series 2015D, COP, 5.00%, 2/1/2025	25,000	28,860

GO, 5.00%, 3/15/2025	205,000	238,453

Series 2015A, COP, 5.00%, 5/1/2025	395,000	459,980

Series 2015C, COP, 5.00%, 5/1/2025	160,000	186,321

Series 2014D, COP, 5.00%, 11/1/2025	25,000	28,645

Series 2015A, COP, 5.00%, 5/1/2026	280,000	325,950

School District of Broward County

GO, 5.00%, 7/1/2022	25,000	26,017

Series 2012A, COP, 5.00%, 7/1/2022 (b)	55,000	57,185

Series 2015A, COP, 5.00%, 7/1/2022	495,000	515,186

Series 2015B, COP, 5.00%, 7/1/2022	50,000	52,039

Series A, COP, 5.00%, 7/1/2022	100,000	104,078

Series C, COP, 5.00%, 7/1/2022	160,000	166,525

Series 2015A, COP, 5.00%, 7/1/2023	50,000	54,338

Series 2015B, COP, 5.00%, 7/1/2023	160,000	173,880

Series A, COP, 5.00%, 7/1/2023	60,000	65,205

Series C, COP, 5.00%, 7/1/2023	75,000	81,506

Series 2012A, COP, 5.00%, 7/1/2024	225,000	233,771

Series 2015B, COP, 5.00%, 7/1/2024	115,000	130,179

Series A, COP, 5.00%, 7/1/2024	55,000	62,176

Series C, COP, 5.00%, 7/1/2024	30,000	33,914

Series 2015A, COP, 5.00%, 7/1/2026	135,000	158,669

Seminole County School Board Series 2012B, COP, 5.00%, 7/1/2022 (b)	195,000	202,830

South Broward Hospital District, Memorial Healthcare System

Rev., 5.00%, 5/1/2022	620,000	640,007

Rev., 5.00%, 5/1/2023	130,000	140,448

Rev., 5.00%, 5/1/2024	190,000	213,877

Rev., 4.00%, 5/1/2026	25,000	29,040

South Florida Water Management District

COP, 5.00%, 10/1/2021	410,000	411,608

SEE NOTES TO FINANCIAL STATEMENTS.

238	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Florida — continued

COP, 5.00%, 10/1/2022	420,000	442,025

COP, 5.00%, 10/1/2023	20,000	21,998

St. Johns County Industrial Development Authority, Vicar’s Landing Project

Series 2021A, Rev., 4.00%, 12/15/2021	100,000	100,874

Series 2021A, Rev., 4.00%, 12/15/2022	110,000	114,234

Series 2021A, Rev., 4.00%, 12/15/2023	120,000	127,805

Series 2021A, Rev., 4.00%, 12/15/2024	145,000	157,699

St. Johns County School Board Series 2020A, COP, 5.00%, 7/1/2023	20,000	21,735

St. Johns River Power Park Series 24, Rev., 4.00%, 10/1/2021 (b)	75,000	75,229

St. Lucie County School Board, Sales Tax Rev., AGM, 5.00%, 10/1/2025	150,000	176,347

State of Florida Board of Education, Public Education Capital Outlay

Series 2012C, GO, 5.00%, 6/1/2022	62,000	64,280

Series 2013A, GO, 5.00%, 6/1/2022	75,000	77,758

Series 2014A, GO, 5.00%, 6/1/2022	20,000	20,735

Series 2015A, GO, 5.00%, 6/1/2022	65,000	67,390

Series 2015B, GO, 5.00%, 6/1/2022	230,000	238,458

Series 2016C, GO, 5.00%, 6/1/2022	95,000	98,494

Series 2016E, GO, 5.00%, 6/1/2022	95,000	98,494

Series 2017A, GO, GTD, 5.00%, 6/1/2022	55,000	57,023

Series 2020C, GO, 5.00%, 6/1/2022	75,000	77,758

Series 2014A, GO, 5.00%, 6/1/2023	25,000	27,136

State of Florida Department of Education

Series 2018A, Rev., 5.00%, 7/1/2022	25,000	25,994

Series 2018A, Rev., 5.00%, 7/1/2024	140,000	158,223

State of Florida Department of Transportation

Rev., 5.00%, 7/1/2022	26,000	27,051

Rev., 5.00%, 7/1/2024	35,000	39,705

State of Florida Department of Transportation Turnpike System

Series 2012A, Rev., 5.00%, 7/1/2022	340,000	353,895

Series 2013C, Rev., 5.00%, 7/1/2022	25,000	26,022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Florida — continued

Series 2014A, Rev., 5.00%, 7/1/2022	30,000	31,226

Series 2016A, Rev., 5.00%, 7/1/2022	195,000	202,969

Series 2016B, Rev., 5.00%, 7/1/2022	125,000	130,108

Series 2017A, Rev., 5.00%, 7/1/2022	20,000	20,817

Series 2019A, Rev., 5.00%, 7/1/2022	85,000	88,474

Series 2012A, Rev., 5.00%, 7/1/2023	30,000	31,216

Series 2016C, Rev., 5.00%, 7/1/2023	25,000	27,231

Series 2013A, Rev., 5.00%, 7/1/2025	35,000	38,084

Series 2016B, Rev., 2.50%, 7/1/2026	20,000	21,523

State of Florida, Department of Transportation, Right-of- Way Acquisition and Bridge Construction GO, 5.00%, 7/1/2022	90,000	93,655

State of Florida, State Board of Education, Lottery

Series 2012A, Rev., 5.00%, 7/1/2022	25,000	26,021

Series 2016A, Rev., 5.00%, 7/1/2022	295,000	307,056

Series 2021A, Rev., 5.00%, 7/1/2022	368,000	383,039

Series 2012A, Rev., 4.00%, 7/1/2026	300,000	309,275

Sunshine State Governmental Financing Commission, Coral Gables Program

Series 2018B, Rev., 5.00%, 10/1/2021	40,000	40,159

Series 2018B, Rev., 5.00%, 10/1/2022	35,000	36,855

Tampa Bay Water, Regional Water Supply Authority, Utility System

Rev., 5.00%, 10/1/2021	50,000	50,199

Rev., NATL-RE, 5.50%, 10/1/2021	405,000	406,775

Rev., NATL-RE, 5.50%, 10/1/2022	50,000	52,925

Tampa-Hillsborough County Expressway Authority

Series 2012A, Rev., 4.00%, 7/1/2022 (b)	140,000	144,460

Series A, Rev., 5.00%, 7/1/2022 (b)	120,000	124,818

Series B, Rev., 5.00%, 7/1/2022 (b)	45,000	46,807

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	239

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Florida — continued

Tohopekaliga Water Authority, Utility System

Rev., 4.00%, 10/1/2021	205,000	205,649

Series 2011A, Rev., 5.00%, 10/1/2021 (b)	40,000	40,158

Rev., 4.00%, 10/1/2022	30,000	31,266

Town of Davie, Water and Sewer Rev., AGM, 5.00%, 10/1/2021 (b)	100,000	100,395

Town of Palm Beach, Public Improvement Series 2016A, Rev., 5.00%, 1/1/2023	25,000	26,625

University of Central Florida, Housing Facility

Series 2012A, Rev., 5.00%, 10/1/2021	305,000	306,193

Series 2018A, Rev., 5.00%, 10/1/2021	90,000	90,353

University of Florida, Department of Housing and Residence Education Housing System Series 2013A, Rev., 5.00%, 7/1/2022	25,000	26,009

USF Financing Corp., Capital Improvement, Marshall Center Project Rev., 5.00%, 7/1/2024	20,000	22,567

Volusia County Educational Facility Authority, Embry Riddle Aeronautical University, Inc., Project

Rev., AGM, 4.13%, 10/15/2021 (b)	25,000	25,117

Series 2020A, Rev., 4.00%, 10/15/2022	75,000	78,148

Volusia County School Board

COP, 5.00%, 8/1/2022	140,000	146,201

COP, 5.00%, 8/1/2023	150,000	163,656

Volusia County School Board, Master Lease Program

Series 2014B, COP, 5.00%, 8/1/2022	115,000	120,094

Series 2014B, COP, 5.00%, 8/1/2025	100,000	113,445

Volusia County School Board, Sales Tax Rev., 5.00%, 10/1/2022	55,000	57,866

Walton County District School Board COP, 5.00%, 7/1/2022	60,000	62,416

West Palm Beach Community Redevelopment Agency, City Center Community Redevelopment Area Rev., 5.00%, 3/1/2022	50,000	51,189

Total Florida		125,682,403

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Georgia — 1.1%

Albany-Dougherty Inner City Authority, State University Projects Rev., 5.00%, 7/1/2022	375,000	389,682

Athens-Clarke County Unified Government Development Authority, UGAREF CCRC Building Project Rev., 5.00%, 12/15/2021 (b)	25,000	25,350

Athens-Clarke County Unified Government Development Authority, UGAREF Central Precincts LLC Project

Rev., 5.00%, 6/15/2022	35,000	36,340

Rev., 5.00%, 6/15/2023	125,000	135,420

Athens-Clarke County Unified Government Development Authority, UGAREF Pac Parking Dec LLC Project Rev., 4.00%, 6/15/2022	175,000	180,324

Athens-Clarke County Unified Government, Sales Tax GO, 5.00%, 12/1/2022	30,000	31,837

Atlanta and Fulton County Recreation Authority, Park Improvement

Series 2014A, Rev., 5.00%, 12/1/2021	525,000	531,316

Series 2014A, Rev., 5.00%, 12/1/2022	20,000	21,209

Series A, Rev., 5.00%, 12/1/2023	25,000	27,696

Atlanta Development Authority, Panther Place LLC Project Series 2017A, Rev., 5.00%, 7/1/2023	275,000	298,751

Atlanta Public Safety & Judicial Facilities Authority, Public Safety Facilities Project Rev., 2.00%, 12/1/2022	25,000	25,596

Atlanta Urban Residential Finance Authority, Multi-Family Rev., 0.44%, 3/1/2023 (c)	490,000	491,129

Augusta Urban Redevelopment Agency, Municipal Building Renovation Project Rev., GTD, 5.00%, 10/1/2021	150,000	150,596

Barrow County School District GO, 4.00%, 2/1/2022	20,000	20,323

Bartow County Development Authority, Georgia Power Co., PLT Bowen Project Rev., 2.05%, 11/19/2021 (c)	180,000	180,676

Bartow County School District

GO, 5.00%, 10/1/2021	125,000	125,491

GO, 3.00%, 10/1/2022	25,000	25,774

GO, 5.00%, 10/1/2022	50,000	52,628

SEE NOTES TO FINANCIAL STATEMENTS.

240	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Georgia — continued

Board of Water Light & Sinking Fund Commissioners of The City of Dalton (The), Gas Utility Rev., 5.00%, 3/1/2022	50,000	51,143

Braselton Urban Redevelopment Agency, Municipal Facilities Project Rev., GTD, 4.00%, 7/1/2024	30,000	33,043

Brookhaven Development Authority, Children’s Health care Series 2019A, Rev., 5.00%, 7/1/2022	25,000	26,015

Butts County School District, Sales Tax GO, 4.00%, 9/1/2021	100,000	100,000

Carroll City-County Hospital Authority, Tanner Medical Center Project Rev., GTD, 5.00%, 7/1/2023	20,000	21,781

Chatham County Hospital Authority, Memorial Health University Series 2012A, Rev., 4.00%, 1/1/2022 (b)	50,000	50,627

Cherokee County Board of Education, School System GO, 5.00%, 8/1/2022	55,000	57,462

Cherokee County Water & Sewer Authority Rev., 5.00%, 8/1/2022	50,000	52,219

City of Atlanta Series 2014A, GO, 5.00%, 12/1/2021	150,000	151,827

City of Atlanta, Airport Passenger Facility, Subordinate Lien Series 2019F, Rev., 5.00%, 7/1/2022	35,000	36,418

City of Atlanta, Beltline Project Series B, Rev., 5.00%, 1/1/2022	25,000	25,399

City of Atlanta, Department of Aviation Series 2014B, Rev., AMT, 5.00%, 1/1/2022	625,000	635,092

City of Atlanta, Public Improvement GO, 5.00%, 12/1/2021	60,000	60,731

City of Atlanta, Water & Wastewater

Rev., 4.00%, 11/1/2021	40,000	40,258

Series 2013B, Rev., 5.00%, 11/1/2021	225,000	226,817

Rev., 5.00%, 11/1/2022	140,000	148,004

Series 2018B, Rev., 5.00%, 11/1/2022	125,000	132,147

City of Barnesville, Tax-Exempt Series 2011A, Rev., 4.25%, 9/1/2021 (b)	300,000	300,000

City of Cartersville, Water & Sewer Rev., 5.00%, 6/1/2022	175,000	181,355

City of Decatur GO, 2.00%, 1/1/2022	100,000	100,637

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Georgia — continued

Clarke County Board of Education, Sales Tax

GO, 3.00%, 9/1/2021	50,000	50,000

GO, 5.00%, 9/1/2021	205,000	205,000

GO, 5.00%, 9/1/2022	85,000	89,152

Clarke County Hospital Authority, Piedmont Healthcare, Inc. Project Series 2016A, Rev., 5.00%, 7/1/2022	200,000	207,985

Clayton County Development Authority, Clayton State University

Rev., 5.00%, 7/1/2022	100,000	103,872

Rev., 5.00%, 7/1/2023	100,000	108,752

Rev., 5.00%, 7/1/2024	100,000	113,169

Rev., 5.00%, 7/1/2026	50,000	60,484

Clayton County Urban Redevelopment Agency, Georgia Project Rev., GTD, 5.00%, 2/1/2022	35,000	35,702

Cobb County, Kennestone Hospital Authority, Wellstar Health System, Inc., Project

Rev., 4.00%, 4/1/2022	265,000	270,785

Rev., 5.00%, 4/1/2022	260,000	267,184

Series 2020B, Rev., 5.00%, 4/1/2022	150,000	154,144

Series 2020B, Rev., 5.00%, 4/1/2023	175,000	188,079

Series 2020B, Rev., 5.00%, 4/1/2024	120,000	134,429

Cobb-Marietta Coliseum and Exhibit Hall Authority, Performing Arts Center Project

Rev., GTD, 5.00%, 1/1/2022	100,000	101,629

Rev., GTD, 4.00%, 1/1/2024	25,000	26,288

Colquitt County Development Authority, Southern Care Corp. Series 1991C, Rev., Zero Coupon, 12/1/2021 (b)	190,000	189,930

Columbia County School District GO, 3.00%, 10/1/2021	65,000	65,153

Columbus Medical Center Hospital Authority, Piedmont Healthcare Inc., Project Series 2019A, Rev., 5.00%, 7/1/2026 (c)	155,000	183,510

County of Barrow GO, 5.00%, 10/1/2021	25,000	25,099

County of Carroll, Sales Tax GO, 4.00%, 6/1/2022	30,000	30,879

County of Cobb, Water and Sewerage Rev., 5.00%, 7/1/2022	50,000	52,039

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	241

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Georgia — continued

County of DeKalb, Special Transportation, Parks and Greenspace and Libraries Tax

GO, 5.00%, 12/1/2021	130,000	131,587

GO, 5.00%, 12/1/2025	40,000	47,793

County of DeKalb, Water and Sewerage

Rev., 5.00%, 10/1/2021	150,000	150,597

Series 2011A, Rev., 5.00%, 10/1/2021	20,000	20,079

County of Henry, Sales Tax GO, 5.00%, 5/1/2022	35,000	36,141

DeKalb Newton and Gwinnett Counties Joint Development Authority, GPC Real Estate Student Support I, LLC Project Rev., 5.00%, 6/1/2022	25,000	25,908

Development Authority for Fulton County, Piedmont Healthcare, Inc., Project

Series 2016A, Rev., 5.00%, 7/1/2022	110,000	114,391

Series 2016A, Rev., 5.00%, 7/1/2023	145,000	157,607

Development Authority for Fulton County, Spelman College Rev., 5.00%, 6/1/2022	75,000	77,689

Development Authority for Fulton County, Tech Foundation Campus Recreation Center Project Series 2011A, Rev., 5.00%, 11/1/2021	50,000	50,403

Development Authority for Fulton County, Tech Foundation Technology Square Project Series 2012A, Rev., 5.00%, 11/1/2021	175,000	176,411

Development Authority of Gwinnett County, Public School Project COP, NATL-RE, 5.25%, 1/1/2022	205,000	208,500

Development Authority of Monroe County (The), Georgia Power Co. Plant Scherer Project Rev., 2.05%, 11/19/2021 (c)	165,000	165,620

Downtown Savannah Authority, City of Savannah Projects

Rev., GTD, 4.00%, 8/1/2022	90,000	93,215

Series 2018A, Rev., 5.00%, 8/1/2022	25,000	26,122

Dublin School District GO, 3.00%, 4/1/2022	20,000	20,340

Fayette County School District, Sales Tax GO, 5.25%, 9/1/2021	150,000	150,000

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Georgia — continued

Floyd County Hospital Authority, Medical Center Project Rev., GTD, 5.00%, 7/1/2022 (b)	25,000	26,004

Forsyth County School District GO, 5.00%, 2/1/2022	55,000	56,121

Forsyth County Water and Sewerage Authority Rev., GTD, 4.00%, 4/1/2023	25,000	25,078

Fulton County Urban Redevelopment Agency Rev., 3.00%, 8/1/2022	50,000	51,330

Gainesville and Hall County Development Authority, Hall County Facilities Project Rev., 5.00%, 5/1/2024	20,000	22,542

Gainesville and Hall County Development Authority, Oakwood Sewer Facilities Project Rev., AGM, GTD, 3.00%, 8/1/2022	25,000	25,630

Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project

Rev., GTD, 5.00%, 2/15/2022	80,000	81,765

Series 2020A, Rev., 5.00%, 2/15/2023	100,000	106,908

Rev., GTD, 5.00%, 2/15/2025	330,000	384,183

Georgia Higher Education Facilities Authority, USG Real Estate Foundation II LLC Projects Rev., 5.00%, 6/15/2022	200,000	207,412

Georgia Housing and Finance Authority, Single Family Mortgage Series A-4, Rev., 2.60%, 12/1/2021	200,000	201,195

Georgia Municipal Association, Inc., City of Atlanta Public Safety Projects COP, 5.00%, 12/1/2021	45,000	45,537

Georgia State Road and Tollway Authority

Series 2011B, Rev., GTD, 5.00%, 10/1/2021	350,000	351,390

Series 2017-A, Rev., 5.00%, 6/1/2022	30,000	31,094

Georgia State Road and Tollway Authority, Federal Highway Reimbursement Series 2017-A, Rev., 5.00%, 6/1/2022	25,000	25,916

Gwinnett County School District GO, 5.00%, 2/1/2022	140,000	142,854

Gwinnett County School District, Sales Tax

GO, 5.00%, 2/1/2022	45,000	45,917

SEE NOTES TO FINANCIAL STATEMENTS.

242	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Georgia — continued

GO, 5.00%, 8/1/2022	135,000	141,069

Gwinnett County Water and Sewerage Authority Rev., 5.00%, 8/1/2022	25,000	26,124

Hall County School District

GO, 5.00%, 11/1/2021	25,000	25,201

GO, 5.00%, 11/1/2022	80,000	84,555

Henry County School District GO, 4.50%, 8/1/2022	55,000	57,211

Houston County School District, Sales Tax

GO, 5.00%, 9/1/2021	40,000	40,000

GO, 5.00%, 9/1/2022	50,000	52,442

Jackson County Industrial Development Authority, Economic Development Project Rev., 5.00%, 7/1/2023	55,000	59,867

LaGrange-Troup County Hospital Authority Rev., 5.00%, 4/1/2023	325,000	349,290

Lowndes County Board of Education GO, 5.00%, 2/1/2022	25,000	25,507

Main Street Natural Gas, Inc., Gas Supply

Series 2018B, Rev., (ICE LIBOR USD 1 Month + 0.75%), 0.81%, 10/2/2021 (d)	300,000	301,473

Series 2006B, Rev., 5.00%, 3/15/2022	20,000	20,501

Series 2019B, Rev., 4.00%, 6/1/2022	450,000	462,740

Series 2019B, Rev., 4.00%, 12/1/2022	345,000	361,201

Series 2019B, Rev., 4.00%, 6/1/2023	240,000	255,662

Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 9/1/2023 (c)	580,000	620,202

Series 2018C, Rev., LIQ: Royal Bank of Canada, 4.00%, 12/1/2023 (c)	450,000	484,893

Subseries C, Rev., LIQ: Royal Bank of Canada, 4.00%, 12/1/2023	100,000	107,851

Metropolitan Atlanta Rapid Transit Authority, Sales Tax Series 2018A, Rev., 3.00%, 7/1/2022	50,000	51,209

Metropolitan Atlanta Rapid Transit Authority, Sales Tax, Third Indenture

Series 2012A, Rev., 3.00%, 7/1/2022 (b)	50,000	51,165

Series 2012A, Rev., 4.00%, 7/1/2022 (b)	45,000	46,434

Series 2012A, Rev., 5.00%, 7/1/2022 (b)	110,000	114,464

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Georgia — continued

Series 2014A, Rev., 5.00%, 7/1/2022	125,000	130,098

Series 2007A, Rev., NATL-RE, 5.25%, 7/1/2023	40,000	43,714

Milton Public Buildings and Facilities Authority Rev., 5.00%, 12/1/2021	20,000	20,244

Municipal Electric Authority of Georgia, Project One

Series 2012C, Rev., 5.00%, 1/1/2022	30,000	30,473

Series 2016A, Rev., 5.00%, 1/1/2022	30,000	30,472

Oconee County School District, Sales Tax GO, 2.50%, 3/1/2022	25,000	25,299

Private Colleges and Universities Authority, Emory University

Series 2011A, Rev., 5.00%, 9/10/2021 (b)	275,000	275,000

Series 2020B, Rev., 5.00%, 9/1/2025	980,000	1,161,886

Richmond County Board of Education, Sales Tax

GO, 5.00%, 10/1/2021	135,000	135,532

GO, 5.00%, 10/1/2022	50,000	52,633

Richmond County Hospital Authority, University Health Services, Inc., Project Rev., 5.00%, 1/1/2022	175,000	177,784

Sandy Springs Public Facilities Authority, City of Sandy Springs City Center Project Rev., 5.00%, 5/1/2022	410,000	423,371

Savannah Economic Development Authority, Southern Care Corp. Rev., Zero Coupon, 12/1/2021 (b)	195,000	194,904

South Regional Joint Development Authority, Valdosta State University Parking and Student Service Center Project Rev., 5.00%, 8/1/2025	1,095,000	1,284,167

South Regional Joint Development Authority, Valdosta State University Student Union Project Rev., 5.00%, 8/1/2025	215,000	252,142

State of Georgia

Series 2012C, GO, 4.00%, 9/1/2021 (b)	520,000	520,000

Series 2011E-2, GO, 5.00%, 9/1/2021 (b)	60,000	60,000

Series 2013C, GO, 5.00%, 10/1/2021	330,000	331,311

Series 2013H, GO, 5.00%, 12/1/2021	40,000	40,487

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	243

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Georgia — continued

Series 2016E, GO, 5.00%, 12/1/2021	45,000	45,548

Series 2013D, GO, 5.00%, 2/1/2022	35,000	35,713

Series 2014A, GO, 5.00%, 2/1/2022	95,000	96,936

Series 2018A, GO, 5.00%, 7/1/2022	45,000	46,839

Series 2021A, GO, 5.00%, 7/1/2022	65,000	67,656

Series 2012C, GO, 4.00%, 9/1/2022	140,000	145,472

Series 2011-I, GO, 4.00%, 11/1/2022	25,000	25,160

Series 2011J-2, GO, 4.50%, 11/1/2022	80,000	80,579

Series C, GO, 5.00%, 9/1/2023	20,000	20,974

Series 2012A, GO, 5.00%, 7/1/2024	50,000	52,018

Series 2011I, GO, 4.00%, 11/1/2024	150,000	150,943

Series 2013A, GO, 5.00%, 1/1/2025	50,000	53,209

Telfair County School District, Sales Tax GO, 5.00%, 8/1/2022	30,000	31,286

Tift County Hospital Authority

Rev., GTD, 4.00%, 12/1/2022 (b)	120,000	125,801

Rev., GTD, 5.00%, 12/1/2022	25,000	26,517

Valdosta & Lowndes County Hospital Authority Series 2019A, Rev., 5.00%, 10/1/2021	75,000	75,295

Valdosta & Lowndes County Hospital Authority, South Georgia Medical Center Project

Series 2011B, Rev., GTD, 4.50%, 10/1/2021 (b)	125,000	125,443

Series 2011B, Rev., GTD, 5.00%, 10/1/2021 (b)	480,000	481,894

Walker County School District, Sales Tax GO, 5.00%, 10/1/2021	200,000	200,776

Warner Robins Public Facilities Authority, City of Warner Robins Projects Rev., 5.00%, 7/1/2022	25,000	26,020

Wayne County School District, Sales Tax GO, 4.00%, 9/1/2021	125,000	125,000

Total Georgia		22,295,313

Hawaii — 0.8%

City & County Honolulu, First Bond Resolution, Wastewater System

Series 2012B, Rev., 3.00%, 7/1/2022 (b)	20,000	20,475

Series 2012A, Rev., 5.00%, 7/1/2022 (b)	50,000	52,029

Series A, Rev., 5.00%, 7/1/2022 (b)	25,000	26,014

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Hawaii — continued

City & County Honolulu, Wastewater System

Series A, Rev., 5.00%, 7/1/2022	20,000	20,817

Series B, Rev., 5.00%, 7/1/2022	25,000	26,022

City & County of Honolulu

Series 2018B, GO, 5.00%, 9/1/2021	75,000	75,000

Series 2016B, GO, 4.00%, 10/1/2021	25,000	25,078

Series A, GO, 5.00%, 10/1/2021	85,000	85,334

Series B, GO, 5.00%, 10/1/2021	50,000	50,197

Series C, GO, 5.00%, 10/1/2021	145,000	145,570

Series 2012B, GO, 5.00%, 11/1/2021	25,000	25,200

Series 2018A, GO, 4.00%, 9/1/2022	115,000	119,436

Series A, GO, 5.00%, 9/1/2022	25,000	26,213

Series A, GO, 5.00%, 10/1/2022	60,000	63,153

Series B, GO, 5.00%, 10/1/2022	60,000	63,153

Series 2012A, GO, 5.00%, 11/1/2022 (b)	60,000	63,404

Series C, GO, 5.00%, 10/1/2023	40,000	44,021

Series 2012B, GO, 5.00%, 11/1/2023	25,000	26,411

Series A, GO, 5.00%, 11/1/2023 (e)	2,375,000	2,503,056

Series 2012B, GO, 5.00%, 11/1/2024	140,000	147,852

Series A, GO, 5.00%, 11/1/2024 (e)	2,875,000	3,149,385

Series 2012C, GO, 3.00%, 11/1/2025	175,000	180,459

Series 2012B, GO, 5.00%, 11/1/2025	35,000	36,942

Series A, GO, 5.00%, 11/1/2025 (e)	3,000,000	3,401,072

Series A, GO, 5.00%, 11/1/2026 (e)	3,500,000	4,082,860

City & County of Honolulu, Wastewater System

Rev., 4.00%, 7/1/2022	100,000	103,214

Series 2012B, Rev., 4.00%, 7/1/2022 (b)	25,000	25,796

Rev., 5.00%, 7/1/2022	25,000	26,022

Series B, Rev., 5.00%, 7/1/2022	70,000	72,861

Series B, Rev., 5.00%, 7/1/2023	75,000	81,666

Series B, Rev., 5.00%, 7/1/2024	25,000	28,368

City and County of Honolulu, Tax-Exempt

Series 2012C, GO, 4.00%, 11/1/2021	60,000	60,381

Series 2017B, GO, 5.00%, 9/1/2022	40,000	41,941

Series 2016C, GO, 5.00%, 10/1/2022	45,000	47,365

SEE NOTES TO FINANCIAL STATEMENTS.

244	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Hawaii — continued

Series 2012A, GO, 5.00%, 11/1/2022 (b)	20,000	21,135

County of Hawaii

Series 2017D, GO, 5.00%, 9/1/2021	30,000	30,000

Series 2013B, GO, 5.00%, 9/1/2022	45,000	47,207

Series A, GO, 5.00%, 9/1/2022	130,000	136,377

Honolulu City and County Board of Water Supply, Water System Series 2012A, Rev., 5.00%, 7/1/2022 (b)	140,000	145,689

State of Hawaii

Series FE, GO, 3.00%, 10/1/2021	25,000	25,059

Series ET, GO, 4.00%, 10/1/2021	25,000	25,079

Series 2020GA, GO, 5.00%, 10/1/2021	110,000	110,438

Series EY, GO, 5.00%, 10/1/2021	195,000	195,776

Series EZ, GO, 5.00%, 10/1/2021	85,000	85,338

Series FG, GO, 5.00%, 10/1/2021	130,000	130,517

Series FN, GO, 5.00%, 10/1/2021	35,000	35,139

Series EE, GO, 5.00%, 11/1/2021	60,000	60,486

Series EF, GO, 5.00%, 11/1/2021	435,000	438,521

Series DZ, GO, 3.75%, 12/1/2021 (b)	25,000	25,224

Series EA, GO, 4.00%, 12/1/2021	25,000	25,243

Series 2017-DZ, GO, 5.00%, 12/1/2021	30,000	30,366

Series EA, GO, 5.00%, 12/1/2021	30,000	30,366

Series 2018FT, GO, 5.00%, 1/1/2022	90,000	91,466

Series FK, GO, 4.00%, 5/1/2022	160,000	164,167

Series EH, GO, 4.00%, 8/1/2022	50,000	51,791

Series EP, GO, 5.00%, 8/1/2022	25,000	26,124

Series FE, GO, 5.00%, 10/1/2022	45,000	47,390

Series FG, GO, 5.00%, 10/1/2022	30,000	31,594

Series FH, GO, 5.00%, 10/1/2022	95,000	100,046

Series FN, GO, 5.00%, 10/1/2022	25,000	26,328

Series 2012EE, GO, 4.00%, 11/1/2022 (b)	40,000	41,805

Series EF, GO, 5.00%, 11/1/2022	35,000	37,001

Series EA, GO, 4.00%, 12/1/2022	65,000	65,629

Series EA, GO, 5.00%, 12/1/2022	50,000	50,607

Series FB, GO, 5.00%, 4/1/2023	35,000	37,703

Series EL, GO, 3.00%, 8/1/2023	50,000	52,732

Series EZ, GO, 5.00%, 10/1/2023	25,000	27,519

Series EF, GO, 5.00%, 11/1/2023	80,000	84,525

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Hawaii — continued

State of Hawaii Department of Budget and Finance Series 2015A, Rev., 5.00%, 7/1/2022	30,000	31,203

State of Hawaii, Department of Hawaiian Home Lands, Kapolei Office Facility Series 2017A, COP, 4.00%, 11/1/2022	25,000	26,120

State of Hawaii, Highway Fund Series 2011A, Rev., 5.00%, 1/1/2024	100,000	101,601

Total Hawaii		17,640,078

Idaho — 0.4%

Ada and Boise Counties Independent School District Boise City

GO, 4.00%, 8/1/2022	175,000	181,269

Series 2012B, GO, 5.00%, 8/1/2022	20,000	20,899

Ada and Canyon Counties Joint School District No. 2 Meridian, Sales Tax Guaranty Program Series 2018A, GO, 5.00%, 9/15/2021	25,000	25,044

Boise-Kuna Irrigation District, Hydroelectric Project Rev., 4.00%, 6/1/2022	25,000	25,694

Canyon County School District No. 131 Nampa GO, 5.00%, 8/15/2022	25,000	26,167

County of Blaine GO, 4.00%, 8/1/2022	20,000	20,698

Idaho Bond Bank Authority

Series 2012D, Rev., 4.00%, 9/15/2021	20,000	20,028

Series 2012B, Rev., 5.00%, 9/15/2021	25,000	25,044

Series A, Rev., 5.00%, 9/15/2022	25,000	26,255

Idaho Health Facilities Authority, Ada County Coroner Project Rev., 5.00%, 9/1/2021	70,000	70,000

Idaho Health Facilities Authority, Trinity Health Credit Group Series 2015D, Rev., 5.00%, 12/1/2022	150,000	159,164

Idaho Housing and Finance Association, Federal Highway Trust

Series 2015A, Rev., GRAN, 5.00%, 7/15/2022	775,000	807,384

Series 2017A, Rev., 5.00%, 7/15/2022	40,000	41,671

Series 2017A, Rev., GRAN, 5.00%, 7/15/2023	135,000	147,036

Series 2015A, Rev., GRAN, 5.00%, 7/15/2024	80,000	90,673

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	245

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Idaho — continued

Series A, Rev., GRAN, 5.00%, 7/15/2025	30,000	35,219

Series A, Rev., GRAN, 5.00%, 7/15/2026	20,000	24,222

Idaho Housing and Finance Association, Idaho Arts Charter School Series 2012A, Rev., 6.00%, 12/1/2022 (b)	100,000	107,090

Idaho Housing and Finance Association, Single Family Mortgage

Series 2009A, Class I, Rev., VRDO, 0.09%, 9/7/2021 (c)	5,950,000	5,950,000

Series 2019A, Rev., GNMA COLL, 1.60%, 9/10/2021	110,000	111,096

Idaho State Building Authority Rev., 5.00%, 9/1/2022 (b)	30,000	31,459

Idaho State Building Authority, Eastern Idaho Technical College Project Rev., 4.00%, 9/1/2022	400,000	415,428

Idaho State Building Authority, Prison Facilities Project Series 2018C, Rev., 5.00%, 9/10/2021	45,000	45,000

Kootenai County School District No. 271, Coeur d’Alene Sales Tax and Enhancement Guaranty Series 2012B, GO, 4.00%, 9/15/2021	25,000	25,035

Twin Falls County School District No. 411 Twin Falls Series C, GO, 5.00%, 9/15/2022	20,000	21,017

Total Idaho		8,452,592

Illinois — 5.2%

Bolingbrook Park District Series 2013C, GO, 4.00%, 12/30/2021	30,000	30,372

Boone Mchenry and Dekalb Counties Community Unit School District 100, School Building Series 2005B, GO, BHAC-CR, NATL-RE, Zero Coupon, 12/1/2021	25,000	24,993

Central Lake County Joint Action Water Agency

Rev., 4.00%, 5/1/2024	615,000	673,387

Rev., 4.00%, 5/1/2025	725,000	815,704

Rev., 4.00%, 5/1/2026	750,000	864,445

Champaign & Piatt Counties Community Unit School District No. 3 Series 2016A, GO, AGM, 5.00%, 10/1/2021	50,000	50,182

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Illinois — continued

Chicago O’Hare International Airport, General Airport, Senior Lien

Rev., 5.00%, 1/1/2022 (b)	670,000	680,847

Series 2013B, Rev., 5.00%, 1/1/2022 (b)	150,000	152,428

Series 2013D, Rev., 5.00%, 1/1/2022 (b)	250,000	254,047

Series 2016C, Rev., 5.00%, 1/1/2022	525,000	533,424

Series C, Rev., 5.00%, 1/1/2022	300,000	304,814

Series B, Rev., 5.00%, 1/1/2023	175,000	186,253

Series C, Rev., 5.00%, 1/1/2023	555,000	590,689

Series B, Rev., 5.00%, 1/1/2024	160,000	177,837

Series C, Rev., 5.00%, 1/1/2024	45,000	50,017

Series 2013B, Rev., 5.00%, 1/1/2025	75,000	79,750

Series B, Rev., 5.00%, 1/1/2025	185,000	213,663

Series C, Rev., 5.00%, 1/1/2025	85,000	98,169

Series 2020B, Rev., 5.00%, 1/1/2026	40,000	47,811

Series B, Rev., 5.00%, 1/1/2026	795,000	877,484

Series C, Rev., 5.00%, 1/1/2026	50,000	59,764

Chicago O’Hare International Airport, Senior Lien

Series D, Rev., 5.00%, 1/1/2022	110,000	111,765

Series E, Rev., 5.00%, 1/1/2025	200,000	230,987

Series E, Rev., 5.00%, 1/1/2026	30,000	35,859

Chicago Transit Authority Sales Tax Receipts Fund

Rev., 5.00%, 12/1/2021 (b)	95,000	96,150

Rev., 5.25%, 12/1/2021 (b)	1,055,000	1,068,426

City of Aurora GO, 3.00%, 12/30/2021	75,000	75,692

City of Batavia GO, 3.00%, 1/1/2022	25,000	25,234

City of Chicago Series 2015C, GO, 5.00%, 1/1/2023 (b)	165,000	175,450

City of Chicago, Capital Appreciation Series 1998A, Rev., NATL-RE, Zero Coupon, 1/1/2022	60,000	59,936

City of Chicago, Sales Tax Series 2011-A, Rev., 5.25%, 1/1/2022 (b)	110,000	111,872

City of Chicago, Wastewater Transmission, Second Lien

Rev., 4.00%, 11/1/2021	50,000	50,312

Rev., 5.00%, 11/1/2021	25,000	25,197

City of Chicago, Waterworks, Second Lien

Rev., 5.00%, 11/1/2022	100,000	105,572

SEE NOTES TO FINANCIAL STATEMENTS.

246	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Illinois — continued

Series 2008C, Rev., 5.00%, 1/1/2023	25,000	26,590

City of Elgin Series 2015A, GO, 2.00%, 12/15/2021	40,000	40,208

City of Fairview Heights GO, 3.00%, 12/1/2021	25,000	25,168

City of Lockport GO, 5.00%, 12/30/2021	100,000	101,568

City of North Chicago Series 2014A, GO, AGM, 4.00%, 11/1/2021	50,000	50,284

City of Rock Island, Green Bonds GO, 4.00%, 12/1/2021	200,000	201,862

City of Rockford, Sales Tax Series 2016A, GO, 5.00%, 12/15/2022	25,000	26,508

City of Springfield, Electric System, Senior Lien Rev., 5.00%, 3/1/2022	95,000	97,186

City of St. Charles, Corporate Purpose GO, 5.00%, 12/1/2021	25,000	25,295

Coles Christian Clark Etc Counties Community College District No. 517 Lake Land Series 2018B, GO, 5.00%, 12/1/2021	25,000	25,301

Cook & Will Counties Community College District No. 515, Limited Community College GO, 5.00%, 12/1/2022	60,000	62,869

Cook and DuPage Counties, Village of Elk Grove GO, 4.00%, 1/1/2022	25,000	25,317

Cook County Community College District No. 504 Triton, Alternate Revenue Source GO, 5.00%, 6/1/2022	100,000	103,562

Cook County Community College District No. 527 Morton, Limited Tax GO, 5.00%, 12/15/2021	25,000	25,341

Cook County Community College District No. 535 Oakton, Limited Tax

GO, 3.25%, 12/1/2021 (b)	25,000	25,194

GO, 5.00%, 12/1/2021	40,000	40,482

Cook County Community Consolidated School District No. 15 Palatine, Limited Tax GO, 5.00%, 12/1/2021	45,000	45,536

Cook County Community Consolidated School District No. 59 Elk Grove, Limited Tax GO, 4.00%, 3/1/2022	60,000	61,165

Cook County Community Consolidated School District No. 62 Des Plaines GO, 5.00%, 12/1/2021	35,000	35,411

Cook County Community High School District No. 218, Oak Lawn, Limited Tax Series 2016B, GO, 5.00%, 12/1/2021	25,000	25,297

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Illinois — continued

Cook County Community High School District No. 234, Ridgewood GO, 4.00%, 12/1/2022	30,000	31,420

Cook County Community Unit School District No. 401, Elmwood Park

GO, 3.00%, 12/1/2021	715,000	719,979

GO, 3.00%, 12/1/2022	500,000	517,449

Cook County Consolidated High School District No. 230, Limited Tax GO, 4.00%, 12/1/2021	30,000	30,289

Cook County Forest Preserve District, Unlimited Tax Series 2012A, GO, 5.00%, 11/15/2021	80,000	80,786

Cook County High School District No. 205, Thornton Township, Limited Tax Series 2017C, GO, 5.00%, 12/1/2022	125,000	131,506

Cook County School District No. 102, La Grange Series A, GO, 2.00%, 12/1/2021	40,000	40,166

Cook County School District No. 109, Indian Springs, Limited Tax GO, 3.00%, 12/1/2022	35,000	36,061

Cook County School District No. 111, Burbank GO, AGM, 4.00%, 12/1/2022	60,000	62,717

Cook County School District No. 123 Oak Lawn, Capital Appreciation

GO, NATL-RE, Zero Coupon, 12/1/2022	50,000	49,513

GO, FGIC, Zero Coupon, 12/1/2022 (b)	20,000	19,925

Cook County School District No. 159, Matteson-Richton Park, Capital Appreciation GO, AGM, Zero Coupon, 12/1/2022	150,000	148,704

Cook County School District No. 163, Park Forest, Limited Tax

Series 2011A, GO, AGM, 4.50%, 12/15/2021 (b)	20,000	20,249

Series 2011A, GO, AGM, 5.00%, 12/15/2021 (b)	50,000	50,693

Cook County School District No. 23, Prospect Heights GO, 4.00%, 12/15/2021	25,000	25,273

Cook County School District No. 30 Northbrook-Glenview GO, 5.00%, 12/1/2021	20,000	20,242

Cook County School District No. 81, Schiller Park, School GO, 4.00%, 12/1/2021	80,000	80,739

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	247

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Illinois — continued

Cook County School District No. 83, Mannheim

Series 2011D, GO, 5.13%, 12/1/2021 (b)	50,000	50,621

Series 2011D, GO, 5.25%, 12/1/2021 (b)	50,000	50,636

Cook County Township High School District No. 225, Glenbrook Series 2016A, GO, 5.00%, 12/1/2022	25,000	26,524

Cook County Township High School District No. 227, Rich Township GO, 4.00%, 12/1/2021	50,000	50,404

County of Cook Series A, GO, 5.00%, 11/15/2021	25,000	25,248

County of Cook, Sales Tax Rev., 5.00%, 11/15/2021	50,000	50,501

County of DeKalb GO, 5.00%, 1/15/2023	90,000	95,633

County of Kendall GO, 5.00%, 12/15/2022	55,000	58,339

County of Lake, Sales Tax GO, 5.00%, 11/30/2022	25,000	26,498

County of Lake, Water and Sewer System Series 2016A, Rev., 5.00%, 12/1/2021	50,000	50,583

County of Rock Island GO, 3.00%, 12/1/2022	100,000	103,362

County of St. Clair, Highway Series 2013A, Rev., 3.63%, 1/1/2023 (b)	50,000	52,302

County of Will, ExxonMobil Project Rev., VRDO, 0.02%, 9/10/2021 (c)	900,000	900,000

De Witt Ford and Livingston ETC Counties Community College District No. 540 Heartland GO, 4.00%, 12/1/2021 (b)	30,000	30,289

DeKalb County Community Unit School District No. 428 DeKalb GO, 4.00%, 1/1/2023	35,000	36,752

Du Page and Will Counties Community School District No. 204 Indian Prairie

Series 2015A, GO, 4.00%, 12/30/2021	25,000	25,320

Series 2007A, GO, NATL-RE, 6.25%, 12/30/2021	35,000	35,706

Du Page Cook and Will Counties Community College District No. 502 Series 2011B, GO, 4.75%, 1/1/2022	30,000	30,456

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Illinois — continued

DuPage and Cook Counties Community Unit School District No. 205 Elmhurst

GO, NATL-RE, Zero Coupon, 1/1/2022	65,000	64,920

GO, 5.00%, 1/1/2023	290,000	308,704

DuPage County Community High School District No. 94 West Chicago GO, 4.00%, 1/1/2022	100,000	101,261

DuPage County Community Unit School District No. 202 Lisle GO, 5.00%, 12/30/2021	45,000	45,724

DuPage County Forest Preserve District, Limited Tax GO, 4.00%, 11/1/2021	25,000	25,159

DuPage County School District No. 2 Bensenville GO, 5.00%, 5/1/2025	75,000	87,278

Fox Valley Park District

Series 2015B, GO, 4.00%, 12/15/2021	55,000	55,605

Series 2015B, GO, 4.00%, 12/15/2022	30,000	31,476

Godfrey Fire Protection District GO, 3.00%, 12/1/2022	20,000	20,683

Greene Jersey and Macoupin Counties Community Unit School District No. 9 Southweste GO, 2.70%, 12/1/2022	50,000	51,216

Grundy Kendall and Will Counties Community Consolidated School District No. 201 Minooka GO, 5.00%, 10/15/2023	50,000	54,748

Grundy Kendall and Will Counties Community Consolidated School District No. 201 Minooka, Capital Appreciation Series 2010B, GO, Zero Coupon, 10/15/2022	85,000	84,401

Illinois Finance Authority, Advocate Health and Hospital Corp. Obligated Group

Rev., 5.00%, 6/1/2022 (b)	325,000	336,859

Series 2003C, Rev., 1.60%, 11/15/2022	165,000	166,729

Illinois Finance Authority, Advocate Health Care Network

Rev., 5.00%, 5/1/2022	425,000	438,526

Rev., 5.00%, 8/1/2022	725,000	757,319

Illinois Finance Authority, Ann and Robert H Lurie Children’s Hospital Obligated Group

Rev., 5.00%, 8/15/2023	20,000	21,882

Rev., 5.00%, 8/15/2025	255,000	301,525

SEE NOTES TO FINANCIAL STATEMENTS.

248	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Illinois — continued

Illinois Finance Authority, Centegra Health System Series 2014A, Rev., 5.00%, 9/10/2021 (b)	115,000	120,532

Illinois Finance Authority, Chicago Symphony Orchestra Rev., VRDO, LOC: PNC Bank NA, 0.02%, 9/9/2021 (c)	10,000,000	10,000,000

Illinois Finance Authority, Clean Water Initiative Revolving Fund

Rev., 5.00%, 1/1/2022	25,000	25,407

Rev., 5.00%, 7/1/2022	185,000	192,560

Rev., 5.00%, 7/1/2023	505,000	550,175

Illinois Finance Authority, Community Unit District, Local Government Project Rev., 2.00%, 12/1/2021	135,000	135,644

Illinois Finance Authority, Downers Grove Community High School District Number 99 Project Rev., 3.00%, 12/15/2021	45,000	45,370

Illinois Finance Authority, Iowa Finance Authority Health Facilities, Unitypoint Health Series 2016D, Rev., 5.00%, 2/15/2022	45,000	45,987

Illinois Finance Authority, Memorial Health System

Rev., 5.00%, 9/1/2021	50,000	53,779

Rev., 5.00%, 4/1/2022	200,000	205,585

Series 2014A, Rev., 5.00%, 7/1/2023	340,000	369,692

Illinois Finance Authority, North Shore School Day Project Rev., VRDO, LOC: BMO Harris Bank NA, 0.05%, 9/8/2021 (c)	9,500,000	9,500,000

Illinois Finance Authority, Northwestern Memorial Healthcare

Series 2021C, Rev., VRDO, LIQ: Barclays Bank plc, 0.01%, 9/3/2021 (c)	11,000,000	11,000,000

Rev., 5.00%, 7/15/2022	360,000	375,302

Series 2017B, Rev., 5.00%, 12/15/2022 (c)	45,000	47,774

Illinois Finance Authority, OSF Healthcare System

Series 2012A, Rev., 4.25%, 5/15/2022 (b)	415,000	426,946

Series 2012A, Rev., 5.00%, 5/15/2022 (b)	390,000	403,268

Series 2018A, Rev., 5.00%, 5/15/2022	100,000	103,343

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Illinois — continued

Series 2015A, Rev., 5.00%, 11/15/2024	100,000	114,708

Illinois Finance Authority, Presence Health Network

Series 2016C, Rev., 5.00%, 2/15/2022	185,000	189,090

Series 2016C, Rev., 5.00%, 2/15/2023	225,000	240,884

Illinois Finance Authority, Regency Park at Lincolnwood Series 1991A, Rev., Zero Coupon, 7/15/2023 (b)	45,000	44,698

Illinois Finance Authority, Riverside Health System

Rev., 5.00%, 11/15/2023	155,000	170,890

Rev., 5.00%, 11/15/2024	100,000	114,363

Illinois Finance Authority, Rush Medical Center Obligated Group Series 2015A, Rev., 5.00%, 11/15/2025	25,000	29,111

Illinois Finance Authority, Social Bonds-Learn Chapter School Project

Rev., 4.00%, 11/1/2022	125,000	130,124

Rev., 4.00%, 11/1/2023	135,000	144,662

Illinois Finance Authority, Swedish Covenant Hospital Series 2016A, Rev., 5.00%, 8/15/2026 (b)	155,000	188,824

Illinois Finance Authority, The University of Chicago

Rev., VRDO, 0.02%, 9/10/2021 (c)	9,807,000	9,807,000

Series 2012A, Rev., 4.00%, 10/1/2021	100,000	100,313

Series 2012A, Rev., 5.00%, 10/1/2021	150,000	150,592

Series 2014A, Rev., 5.00%, 10/1/2022	50,000	52,633

Series A, Rev., 4.00%, 4/1/2023 (b)	170,000	180,217

Series 2021A, Rev., 5.00%, 10/1/2023	1,400,000	1,539,517

Series 2021A, Rev., 5.00%, 10/1/2025	3,500,000	4,155,238

Illinois Finance Authority, The University of Chicago Medical Center

Series 2012A, Rev., 5.00%, 8/15/2022 (b)	1,025,000	1,071,707

Series A, Rev., 5.00%, 8/15/2022	150,000	156,985

Series 2016B, Rev., 5.00%, 8/15/2023	740,000	810,088

Series A, Rev., 5.00%, 8/15/2023	130,000	142,313

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	249

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Illinois — continued

Series 2016A, Rev., 5.00%, 8/15/2024	235,000	268,042

Illinois Finance Authority, Trinity Health Credit Group

Series 2011-IL, Rev., 5.00%, 12/1/2021 (b)	50,000	50,605

Series 2011-L, Rev., 5.00%, 12/1/2021 (b)	460,000	465,570

Illinois Finance Authority, Unitypoint Health

Series 2016D, Rev., 5.00%, 2/15/2023	160,000	171,198

Series 2016D, Rev., 5.00%, 2/15/2024	230,000	256,455

Illinois Housing Development Authority Series 2019A, Rev., GNMA/FNMA/FHLMC, 2.00%, 4/1/2023	90,000	92,082

Illinois Housing Development Authority, Heather Ridge Rev., 1.90%, 10/1/2021 (c)	270,000	270,376

Illinois Municipal Electric Agency, Power Supply System

Series 2015A, Rev., 5.00%, 2/1/2022	380,000	387,553

Series 2015A, Rev., 5.00%, 2/1/2023	25,000	26,689

Series 2015A, Rev., 5.00%, 2/1/2024	180,000	199,881

Series 2015A, Rev., 5.00%, 2/1/2026	175,000	206,201

Illinois State Toll Highway Authority

Series 2014A, Rev., 5.00%, 12/1/2021	360,000	364,358

Series 2014D, Rev., 5.00%, 1/1/2022	295,000	299,774

Series 2018A, Rev., 5.00%, 1/1/2022	75,000	76,214

Series 2014D, Rev., 5.00%, 1/1/2023	65,000	69,216

Series D, Rev., 5.00%, 1/1/2024	55,000	61,049

Joliet Regional Port District GO, 4.00%, 12/30/2021	135,000	136,625

Kane and DeKalb Counties Community Unit School District No. 302 Kaneland GO, NATL-RE, Zero Coupon, 2/1/2023	20,000	19,750

Kane Cook and DuPage Counties School District No. U-46 Elgin Series 2012B, GO, 4.50%, 1/1/2023	45,000	45,647

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Illinois — continued

Kane Cook and DuPage etc. Counties Community College District No. 509, Elgin Community College

GO, 2.25%, 12/15/2021	25,000	25,154

Series 2013A, GO, 4.00%, 12/15/2021	55,000	55,613

Kane County Community Unit School District No. 101 Batavia GO, 5.00%, 1/1/2022	95,000	96,511

Kane County Forest Preserve District

Series 2016C, GO, 5.00%, 12/15/2021	85,000	86,186

Series 2016C, GO, 5.00%, 12/15/2022	70,000	74,343

Kane County School District No. 131 Aurora East Side

Series 2020A, GO, AGM, 3.00%, 12/1/2021	100,000	100,624

Series 2020C, GO, 5.00%, 12/1/2021	140,000	141,564

Series 2020C, GO, 5.00%, 12/1/2022	160,000	168,739

Kane Kendall Etc. Counties Community College District No. 516, Waubonsee Community College Series 2012A, GO, 5.00%, 12/15/2021 (b)	160,000	162,242

Kankakee and Will Counties Community Unit School District No. 5 GO, 4.00%, 12/1/2022	35,000	36,572

Kankakee River Metropolitan Agency, Senior Lien Treatment Facility Rev., AGM, 4.00%, 5/1/2022	30,000	30,751

Kendall County Community Unit School District No. 88 Plano GO, AMBAC, Zero Coupon, 12/1/2021 (b)	20,000	19,990

Lake and McHenry Counties Community Unit, School District No 118 Wauconda GO, 5.00%, 1/1/2022	135,000	137,134

Lake County Community Consolidated School District No. 41 Lake Villa GO, 4.00%, 11/1/2021	25,000	25,155

Lake County Community Consolidated School District No. 46 Grayslake GO, 5.00%, 11/1/2022	25,000	26,423

Lake County Community High School District No. 115 Lake Forest

GO, 4.00%, 11/1/2021	25,000	25,160

GO, 4.00%, 11/1/2022	45,000	47,038

SEE NOTES TO FINANCIAL STATEMENTS.

250	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Illinois — continued

Lake County Community Unit School District No. 116 Round Lake GO, 3.00%, 1/15/2023	100,000	102,794

Lake County Consolidated High School District No. 120 Mundelein GO, 5.00%, 12/1/2022	20,000	21,219

Lake County School District No. 76-Diamond Lake, School Building

GO, 5.00%, 1/1/2022	25,000	25,398

GO, 5.00%, 1/1/2023	35,000	37,057

Lake County Township High School District No. 121 Warren Series 2016A, GO, 3.00%, 1/1/2024 (b)	370,000	394,165

Lincoln Land Community College District No. 526 GO, 4.00%, 12/15/2021 (b)	210,000	212,342

Macon and De Witt Counties Community Unit, School District No. 2 Maroa-Forsyth Series 2017C, GO, 3.00%, 12/1/2021	50,000	50,336

Macoupin County Community Unit School District No. 7 Gillespie, School Building GO, AGC, 6.00%, 12/1/2021 (b)	50,000	50,720

Madison-Macoupin Etc. Counties Community College District No. 536, Lewis and Clark Community GO, 5.00%, 11/1/2022	35,000	36,836

McHenry and Lake Counties Community High School District No. 156 McHenry, School Building GO, 5.00%, 2/1/2023	50,000	53,127

McHenry County Conservation District GO, 5.00%, 2/1/2022	50,000	51,000

McHenry Kane Lake and Boone Counties Community College District No. 528, Limited Tax Rev., 4.00%, 2/1/2022	25,000	25,386

McLean and Woodford Counties Community Unit School District No. 5 Normal

Series 2017A, GO, 4.00%, 12/1/2021	120,000	121,138

Series 2017A, GO, 4.00%, 12/1/2022	95,000	99,522

Series 2017A, GO, 4.00%, 12/1/2023	30,000	32,289

Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project Series A, Rev., NATL-RE, Zero Coupon, 6/15/2022 (b)	30,000	29,908

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Illinois — continued

Metropolitan Water Reclamation District of Greater Chicago

Series 2014B, GO, 4.00%, 12/1/2021	50,000	50,484

Series 2007A, GO, 5.00%, 12/1/2021	145,000	146,763

Series 2014D, GO, 5.00%, 12/1/2021	85,000	86,033

Metropolitan Water Reclamation District of Greater Chicago, Limited Tax

Series 2011B, GO, 3.00%, 12/1/2021	100,000	100,721

Series 2011B, GO, 5.00%, 12/1/2021	50,000	50,608

Series 2011B, GO, 5.00%, 12/1/2022	40,000	40,477

Monroe and St. Clair Counties, Community Unit School District No. 5 Waterloo

GO, 5.00%, 4/15/2022	75,000	77,220

GO, 5.00%, 4/15/2023	35,000	37,579

Northern Illinois Municipal Power Agency, Prairie State Project

Series 2016A, Rev., 5.00%, 12/1/2021	130,000	131,498

Series 2016A, Rev., 5.00%, 12/1/2024	430,000	491,643

Peoria Metropolitan Airport Authority Series 2017D, GO, 5.00%, 12/1/2023	75,000	83,089

Peoria Tazewell Etc Counties Community College District No. 514 Series 2014A, GO, 5.00%, 12/1/2021	35,000	35,416

Piatt and Dewitt Counties Community Unit School District No. 57 Deland-Weldon GO, 3.13%, 12/1/2022	20,000	20,508

Plainfield Township Park District GO, 3.00%, 12/30/2021	45,000	45,411

Railsplitter Tobacco Settlement Authority

Rev., 5.00%, 6/1/2022	250,000	259,039

Rev., 5.00%, 6/1/2023	205,000	222,100

Rev., 5.00%, 6/1/2024	525,000	592,339

Regional Transportation Authority

Series 2003A, Rev., NATL-RE, 5.50%, 7/1/2022	105,000	109,655

Series 2017A, Rev., 5.00%, 7/1/2023	80,000	87,017

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	251

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Illinois — continued

Rock Island County Community Unit School District No. 40 Moline GO, 3.00%, 2/1/2022	30,000	30,349

Sangamon County Community Unit School District No. 5, Ball-Chatham Series B, GO, 5.00%, 1/1/2022	30,000	30,477

South Suburban College Community School District No. 510 GO, AGC, Zero Coupon, 12/1/2023	25,000	24,645

Southwestern Illinois Development Authority, Memorial Group Inc. Rev., 7.13%, 11/1/2023 (b)	100,000	114,780

State of Illinois

GO, 5.00%, 2/1/2022	20,000	20,396

Series 2021A, GO, 5.00%, 3/1/2022	2,625,000	2,687,387

Series 2013A, GO, 5.00%, 4/1/2022	125,000	128,465

GO, 5.00%, 5/1/2022	55,000	56,741

Series 2018A, GO, 5.25%, 5/1/2022	65,000	67,165

GO, 5.00%, 7/1/2022	50,000	51,973

GO, AGM, 5.00%, 8/1/2022	95,000	99,215

Series 2017D, GO, 5.00%, 11/1/2022	7,500,000	7,911,936

Series 2019A, GO, 5.00%, 11/1/2022	95,000	100,218

Series 2021A, GO, 5.00%, 3/1/2023	2,600,000	2,781,195

GO, 5.00%, 2/1/2024	115,000	127,636

Series 2021A, GO, 5.00%, 3/1/2024	935,000	1,041,269

State of Illinois Sales Tax Series 2016C, Rev., 5.00%, 6/15/2022	430,000	446,210

Tender Option Bond Trust Receipts/Certificates Series 2017-XF2500, Rev., VRDO, LIQ: Citibank NA, 0.07%, 9/10/2021 (c) (f)	10,220,000	10,220,000

Township of Campton

GO, 5.00%, 12/15/2021	65,000	65,889

GO, 5.00%, 12/15/2022	25,000	26,538

University of Illinois, Auxiliary Facilities System Series 2013A, Rev., 5.00%, 4/1/2022	55,000	56,552

Village of Bellwood Series 2016A, GO, AGM, 4.00%, 12/1/2021	20,000	20,181

Village of Bolingbrook

Series 2018A, GO, AGM, 5.00%, 1/1/2022	25,000	25,395

Series 1999A, GO, NATL-RE, 5.25%, 1/1/2023 (b)	20,000	21,361

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Illinois — continued

Village of Carpentersville

GO, 4.00%, 12/30/2021	80,000	80,979

Series 2015B, GO, 4.00%, 12/30/2021	30,000	30,367

Village of Channahon

GO, 3.00%, 12/1/2021	40,000	40,275

GO, 4.00%, 12/1/2022 (b)	25,000	26,208

Village of Glendale Heights GO, 5.00%, 12/15/2021	155,000	157,139

Village of Glenview

Series 2012A, GO, 4.00%, 12/1/2021	190,000	191,821

Series 2012B, GO, 4.00%, 12/1/2021	80,000	80,767

Village of Hoffman Estates Series 2015B, GO, 4.00%, 12/1/2021	25,000	25,230

Village of Lyons Series 2014B, GO, AGM, 4.00%, 12/1/2022	35,000	36,576

Village of McCook Series 2019A, GO, AGM, 4.00%, 12/1/2021	135,000	136,094

Village of Midlothian

GO, AGM, 4.00%, 1/1/2022	15,000	15,172

GO, AGM, 4.00%, 1/1/2023	15,000	15,683

GO, AGM, 4.00%, 1/1/2024	70,000	75,767

GO, AGM, 4.00%, 1/1/2025	40,000	44,591

Village of Morton Grove GO, 5.00%, 12/15/2021	25,000	25,341

Village of Oak Park, Corporate Purpose Series 2020B, GO, 5.00%, 1/1/2023	660,000	700,793

Village of Rantoul GO, 4.00%, 1/1/2025	350,000	390,170

Village of Sauk Village Series 2019C, GO, 4.00%, 12/1/2021	150,000	151,400

Village of Schaumburg

Series 2012A, GO, 4.00%, 12/1/2022	25,000	26,126

Series 2020B, GO, 2.00%, 12/1/2023	325,000	335,673

Village of South Holland Series 2015B, GO, 4.00%, 12/15/2022	90,000	93,809

Village of Western Springs GO, 3.00%, 12/1/2022	50,000	51,700

Village of Wheeling GO, 5.00%, 12/1/2021	25,000	25,295

Wheaton Park District Series 2019A, GO, 5.00%, 12/15/2021	25,000	25,342

White Oak Library District GO, 5.00%, 1/1/2022	100,000	101,547

SEE NOTES TO FINANCIAL STATEMENTS.

252	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Illinois — continued

Will & Kendall Counties Community Consolidated School District 202 Plainfield GO, 4.00%, 1/1/2022	20,000	20,250

Will & Kendall Counties Community Consolidated School District 202 Plainfield, Limited Tax Series 2019A, Rev., 5.00%, 1/1/2023	30,000	31,887

Will County Community High School District No. 210 Lincoln-Way GO, AGM, Zero Coupon, 1/1/2022 (b)	70,000	69,912

Will County Community School District No. 161 Summit Hill GO, 3.00%, 1/1/2022	40,000	40,372

Will County Community Unit School District No. 365-U Valley View GO, AGM, Zero Coupon, 11/1/2022	125,000	124,718

Will County Community Unit School District No. 365-U Valley View, Limited School Bonds

GO, AGM, Zero Coupon, 11/1/2021 (b)	40,000	39,990

Series 2011A, GO, 5.63%, 11/1/2021 (b)	255,000	257,308

Series 2011A, GO, 5.75%, 11/1/2021 (b)	110,000	111,018

Will County Forest Preserve District, Limited Tax Series 2016A, GO, 2.00%, 12/15/2022	100,000	102,352

Will County Forest Preserve District, Unlimited Tax GO, 5.00%, 12/15/2021	35,000	35,488

Will County School District No. 122, Capital Appreciation

Series B, GO, AGM, Zero Coupon, 11/1/2021 (b)	85,000	84,979

GO, AGM, Zero Coupon, 11/1/2022	60,000	59,629

Will County School District No. 88 Chaney-Monge, School Building GO, AGM, 5.00%, 12/1/2023 (b)	135,000	149,489

Will County Township High School District No. 204 Joliet, Limited Tax

GO, 4.00%, 1/1/2022	25,000	25,313

Series 2013A, GO, 2.75%, 1/1/2023	35,000	36,062

Winnebago and Boone Counties School District No. 205 Rockford GO, Zero Coupon, 2/1/2022	50,000	49,888

Total Illinois		108,878,711

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Indiana — 1.3%

Allen County War Memorial Coliseum Additions Building Corp.

Series 2016A, Rev., 4.00%, 11/1/2021	75,000	75,458

Series 2016A, Rev., 4.00%, 11/1/2022	50,000	52,163

Anderson School Building Corp., First Mortgage

Rev., 5.00%, 1/20/2022	335,000	341,180

Rev., 5.00%, 7/20/2022	175,000	182,429

Rev., 5.00%, 1/20/2023	45,000	47,981

Rev., 5.00%, 7/20/2023	20,000	21,717

Avon Community School Building Corp., Ad Valorem Property Tax First Mortgage

Rev., 5.00%, 7/15/2022	60,000	62,507

Rev., 5.00%, 7/15/2023	20,000	21,728

Rev., 4.00%, 7/15/2024	25,000	27,501

Rev., 5.00%, 7/15/2024	110,000	124,135

Ball State University, Housing & Dining System

Rev., 5.00%, 7/1/2022	85,000	88,430

Rev., 5.00%, 7/1/2024	25,000	27,053

Brownsburg 1999 School Building Corp., Ad Valorem Property Tax First Mortgage

Series 2015B, Rev., 5.00%, 7/15/2022	45,000	46,864

Rev., 4.00%, 7/15/2023	65,000	69,482

Series 2015B, Rev., 5.00%, 7/15/2024	30,000	33,965

Carmel Clay Public Library GO, 3.00%, 1/15/2023	615,000	638,439

Carmel Local Public Improvement Bond Bank, Waterworks Rev., 5.00%, 6/1/2022	50,000	51,800

Carmel Redevelopment Authority, Option Income Tax Lease Rental

Series 2014B, Rev., 5.00%, 7/1/2022	25,000	26,022

Series 2014B, Rev., 5.00%, 1/1/2024	35,000	38,728

Series 2014B, Rev., 5.00%, 7/1/2024	70,000	79,069

Center Grove School Building Corp., First Mortgage Series 2013A, Rev., 5.00%, 1/15/2022	75,000	76,325

City of Fort Wayne, Sewage Works Rev., 3.00%, 8/1/2022	50,000	51,023

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	253

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Indiana — continued

Series 2020B, Rev., 4.00%, 8/1/2024	150,000	163,581

City of Indianapolis Department of Public Utilities Gas Utility

Series 2020A, Rev., 5.00%, 8/15/2022	230,000	240,734

Series 2020A, Rev., 5.00%, 8/15/2023	795,000	868,329

City of Indianapolis, Energy System, First Lien

Series 2016A, Rev., 5.00%, 10/1/2021	125,000	125,484

Series 2016A, Rev., 5.00%, 10/1/2022	60,000	63,106

Series 2016A, Rev., 5.00%, 10/1/2023	20,000	21,866

City of Knox, Sewage Works

Rev., 4.00%, 12/1/2021	65,000	65,582

Rev., 4.00%, 12/1/2022	65,000	67,719

City of Lafayette, Sewage Works

Rev., 5.00%, 7/1/2022	25,000	25,994

Rev., 5.00%, 1/1/2023	40,000	42,550

City of Martinsville, Waterworks Rev., AGM, 3.00%, 7/1/2022	25,000	25,518

City of Rockport, AEP Generating Co. Project Series A, Rev., 1.35%, 9/1/2022 (c)	50,000	50,528

Clark Pleasant Middle School Corp., Ad Valorem Property Tax First Mortgage

Rev., 4.00%, 1/15/2022	130,000	131,817

Rev., 4.00%, 1/15/2025	35,000	38,909

Clark-Pleasant School Building Corp., First Mortgage Rev., 5.00%, 7/15/2022	35,000	36,450

Columbus Multi-High School Building Corp., Unlimited Ad Valorem Property Tax Rev., 5.00%, 7/15/2022	25,000	26,045

Concord Community Schools Building Corp., First Mortgage

Rev., 4.00%, 1/15/2022	30,000	30,419

Rev., 5.00%, 7/15/2023	25,000	27,185

County of Elkhart GO, 4.00%, 6/1/2022	25,000	25,714

County of Johnson, Local Income Tax Series 2020A, Rev., 4.00%, 7/15/2023	25,000	26,724

County of Lake

GO, AGM, 2.00%, 7/15/2022	25,000	25,417

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Indiana — continued

Series 2014B, GO, 2.60%, 7/15/2022	50,000	51,052

Decatur Township Multi-School Building Corp., First Mortgage, Ad Valorem Property Tax Rev., 5.00%, 1/15/2022	25,000	25,437

East Allen Multi School Building Corp., Indiana Ad Valorem Property Tax, First Mortgage

Rev., 4.00%, 7/15/2022	25,000	25,819

Rev., 4.00%, 1/15/2024	40,000	43,397

East Porter County School Building Corp., First Mortgage Rev., 4.00%, 7/15/2022	75,000	77,523

Fishers Industrial Redevelopment District, Income Tax Rev., 4.00%, 1/15/2024	25,000	27,061

Fishers Redevelopment Authority, Nickel Plate Trail Project Rev., 4.00%, 1/15/2022	75,000	76,062

Fishers Redevelopment Authority, State Road 37 Project Rev., 4.00%, 7/15/2022	25,000	25,830

Fishers Redevelopment District Series 2017A1, Rev., 4.00%, 7/15/2022	50,000	51,660

Fishers Town Hall Building Corp., Amphitheater Project Rev., 4.00%, 7/15/2022	100,000	103,230

Fort Wayne Community School Building Corp., Indiana Unlimited Ad Valorem Property Tax, First Mortgage Series 2017B, Rev., 5.00%, 1/15/2023	70,000	74,611

Fort Wayne Redevelopment Authority Lease Rental Rev., 4.00%, 2/1/2022	50,000	50,789

Franklin Township-Marion County Multiple School Building Corp., Ad Valorem Property Tax First Mortgage Series 2015B, Rev., 5.00%, 7/15/2022	175,000	182,101

GCS School Building Corp. One, Unlimited Ad Valorem Property Tax First Mortgage

Rev., 4.00%, 7/15/2022	75,000	77,463

Rev., 4.00%, 1/15/2023	75,000	78,841

Rev., 5.00%, 1/15/2026	45,000	53,340

Greenfield Middle School Building Corp., Ad Valorem Property Tax First Mortgage

Rev., 4.00%, 7/15/2022	60,000	61,965

SEE NOTES TO FINANCIAL STATEMENTS.

254	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Indiana — continued

Rev., 5.00%, 7/15/2023	30,000	32,615

Hamilton County Public Building Corp., First Mortgage Rev., 5.00%, 2/1/2023	75,000	78,326

Hamilton Southeastern Consolidated School Building Corp., Ad Valorem Property Tax First Mortgage

Series 2015B, Rev., 4.00%, 1/15/2022	25,000	25,356

Series 2015D, Rev., 4.00%, 1/15/2022	50,000	50,712

Series 2015D, Rev., 5.00%, 1/15/2022	55,000	55,986

Series 2014A, Rev., 5.00%, 7/15/2022	25,000	26,054

Series B, Rev., 5.00%, 7/15/2022	35,000	36,475

Rev., 4.00%, 1/15/2024	25,000	27,192

Hammond Multi-School Building Corp., Ad Valorem Property Tax First Mortgage

Rev., 5.00%, 7/15/2024	100,000	110,874

Rev., 5.00%, 1/15/2025	100,000	115,111

Highland Sanitation District

4.00%, 2/1/2022	250,000	253,809

Series 2016B, 2.00%, 8/1/2022	50,000	50,767

Hobart Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 7/15/2023	35,000	38,086

Indiana Bond Bank, Special Program, Adams County Memorial Hospital Project

Series 2012D, Rev., 3.00%, 2/1/2022 (b)	140,000	141,633

Series 2012D, Rev., 5.00%, 2/1/2022 (b)	40,000	40,802

Indiana Finance Authority

Series 2016C, Rev., 5.00%, 12/1/2021	380,000	384,639

Series 2012M, Rev., 5.00%, 7/1/2022 (b)	175,000	182,102

Series 2010A, Rev., 5.00%, 12/1/2022	80,000	84,888

Series 2016C, Rev., 5.00%, 12/1/2022	50,000	53,055

Indiana Finance Authority, Ascension Senior Credit Group Series 2006B-3, Rev., 1.75%, 11/2/2021 (c)	330,000	330,890

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Indiana — continued

Indiana Finance Authority, Beacon Health System Obligation Group

Series 2013A, Rev., 5.00%, 8/15/2022	200,000	209,255

Series 2013A, Rev., 5.00%, 8/15/2023	250,000	273,523

Indiana Finance Authority, Community Foundation of Northwest Indiana Obligated Group

Rev., 4.00%, 9/1/2021	200,000	200,000

Rev., 5.00%, 3/1/2022 (b)	150,000	153,653

Rev., 5.00%, 9/1/2022	100,000	104,843

Indiana Finance Authority, Community Health Network Project

Series 2012A, Rev., 5.00%, 5/1/2022	100,000	103,193

Series 2012A, Rev., 5.00%, 5/1/2023	175,000	188,911

Indiana Finance Authority, First Lien Wastewater, CWA Authority Project

Rev., 4.00%, 10/1/2021	40,000	40,126

Series 2011A, Rev., 5.00%, 10/1/2021 (b)	310,000	311,210

Series 2014A, Rev., 5.00%, 10/1/2021	85,000	85,336

Series 2015A, Rev., 5.00%, 10/1/2021	80,000	80,316

Series 2019A, Rev., 5.00%, 10/1/2021	25,000	25,099

Series 2011A, Rev., 5.25%, 10/1/2021	910,000	913,736

Series 2014A, Rev., 5.00%, 10/1/2022	100,000	105,289

Series 2016A, Rev., 5.00%, 10/1/2022	50,000	52,645

Indiana Finance Authority, Franciscan Alliance, Inc., Obligated Group

Rev., 5.00%, 11/1/2022	170,000	179,596

Rev., 5.00%, 11/1/2023	160,000	176,453

Series 2016B, Rev., 5.00%, 11/1/2024	345,000	396,008

Indiana Finance Authority, Indiana University Health Obligated Group

Series 2016A, Rev., 5.00%, 12/1/2021	120,000	121,444

Series C, Rev., 5.00%, 12/1/2021	65,000	65,782

Series 2011 I, Rev., 1.65%, 1/1/2022 (b) (c)	250,000	251,230

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	255

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Indiana — continued

Series H, Rev., 1.65%, 1/1/2022 (b) (c)	1,000,000	1,004,921

Rev., 5.00%, 12/1/2022	400,000	424,179

Series 2014A, Rev., 5.00%, 12/1/2022	195,000	206,787

Series 2016A, Rev., 5.00%, 12/1/2022	115,000	121,952

Rev., 5.00%, 12/1/2024	75,000	86,408

Series B, Rev., 2.25%, 7/1/2025 (c)	100,000	105,942

Indiana Finance Authority, Lease Appropriation, Convention Center Expansion Project Series 2019B, Rev., 5.00%, 2/1/2025	90,000	104,494

Indiana Finance Authority, Lease Appropriation, Stadium Project Series 2015A, Rev., 5.00%, 2/1/2022	1,000,000	1,020,342

Indiana Finance Authority, National Collegiate Athletic Association Project Rev., 5.00%, 5/1/2022	75,000	77,451

Indiana Finance Authority, Parkview Health System, Inc.

Series 2017A, Rev., 5.00%, 11/1/2021	310,000	312,478

Series 2012A, Rev., 5.00%, 5/1/2022	25,000	25,804

Series 2017A, Rev., 5.00%, 11/1/2022	110,000	116,222

Series 2012A, Rev., 4.00%, 5/1/2023	180,000	184,595

Series 2017A, Rev., 5.00%, 11/1/2023	125,000	137,940

Series 2012A, Rev., 5.00%, 5/1/2024	100,000	103,357

Series 2017A, Rev., 5.00%, 11/1/2024	55,000	63,151

Indiana Finance Authority, Second Lien Wastewater, CWA Authority Project Series 2011B, Rev., 5.25%, 10/1/2021	250,000	251,026

Indiana Finance Authority, State Revolving Fund Program

Series 2012C, Rev., 4.00%, 2/1/2022	25,000	25,405

Rev., 5.00%, 2/1/2022	85,000	86,729

Series 2011A, Rev., 5.00%, 2/1/2022 (b)	50,000	51,013

Series 2012A, Rev., 5.00%, 2/1/2022 (b)	80,000	81,622

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Indiana — continued

Series 2013A, Rev., 5.00%, 2/1/2022	55,000	56,119

Series 2016B, Rev., 5.00%, 2/1/2022	20,000	20,407

Series 2017B, Rev., 5.00%, 2/1/2022	25,000	25,508

Indiana Health Facility Financing Authority, Ascension Health Credit Group

Rev., 4.00%, 10/1/2021	160,000	160,501

Rev., 4.00%, 10/1/2025	30,000	34,350

Indiana Municipal Power Agency, Power Supply System

Series 2014A, Rev., 5.00%, 1/1/2022	55,000	55,871

Series 2016C, Rev., 5.00%, 1/1/2022	50,000	50,792

Series 2017A, Rev., 5.00%, 1/1/2022	310,000	314,911

Series 2019A, Rev., 5.00%, 1/1/2022	145,000	147,297

Series 2014A, Rev., 5.00%, 1/1/2023	320,000	340,000

Series 2017A, Rev., 5.00%, 1/1/2023	165,000	175,313

Series 2019A, Rev., 5.00%, 1/1/2023	275,000	292,188

Series 2013A, Rev., 5.25%, 7/1/2023 (b)	30,000	32,767

Indiana State University, Housing and Dining System Rev., 5.00%, 4/1/2022	150,000	154,144

Indiana State University, Student Fee

Series R, Rev., 5.00%, 10/1/2021	55,000	55,211

Series S, Rev., 5.00%, 10/1/2021	25,000	25,096

Indiana Transportation Finance Authority Series 2004B, Rev., NATL-RE, 5.75%, 12/1/2022	160,000	171,292

Indiana Transportation Museum, Inc. Series 2004B, Rev., NATL-RE, 5.75%, 12/1/2021	315,000	319,421

Indiana University Series A, Rev., 5.00%, 6/1/2022	60,000	62,206

Indiana University, Lease Purchase Series 2020A, Rev., 5.00%, 6/1/2022	30,000	31,103

Indiana University, Student Fee

Series Z-1, Rev., 3.00%, 8/1/2022	60,000	61,601

Series U, Rev., 3.20%, 8/1/2022	200,000	200,503

SEE NOTES TO FINANCIAL STATEMENTS.

256	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Indiana — continued

Series X, Rev., 4.00%, 8/1/2022	60,000	62,149

Series W-2, Rev., 5.00%, 8/1/2022	35,000	36,574

Series X, Rev., 5.00%, 8/1/2023	30,000	32,780

Indianapolis Local Public Improvement Bond Bank

Series 2014C, Rev., 4.00%, 2/1/2022	25,000	25,407

Series 2021A, Rev., 5.00%, 6/1/2022	50,000	51,781

Series 2016B, Rev., 4.00%, 2/1/2023	25,000	26,369

Indianapolis Local Public Improvement Bond Bank, Ad Valorem Property Tax Funded Project Series 2017A, Rev., 5.00%, 1/15/2022	35,000	35,638

Indianapolis Local Public Improvement Bond Bank, Courthouse and Jail Project Series 2019A, Rev., 5.00%, 2/1/2023	65,000	69,506

Indianapolis Local Public Improvement Bond Bank, Indyroads Series 2019E, Rev., 5.00%, 1/1/2022	30,000	30,490

Indianapolis Local Public Improvement Bond Bank, Stormwater Project

Series 2013D, Rev., 5.00%, 1/1/2022	40,000	40,653

Series 2013D, Rev., 3.25%, 1/1/2025	100,000	103,507

Indianapolis Local Public Improvement Bond Bank, Waterworks Project Series 2007B, Rev., NATL-RE, 5.25%, 7/1/2022	60,000	62,577

Indianapolis-Marion County Public Library GO, 5.00%, 1/1/2023	60,000	60,963

IPS Multi-School Building Corp., Indiana Unlimited Ad Valorem Property Tax, First Mortgage Rev., 3.00%, 7/15/2022	25,000	25,611

Ivy Tech Community College of Indiana, Student Fee

Series R-1, Rev., 5.00%, 7/1/2022	40,000	41,624

Series T, Rev., 5.00%, 7/1/2022	25,000	26,015

Series V, Rev., 5.00%, 7/1/2022	110,000	114,467

Series W, Rev., 5.00%, 7/1/2022	75,000	78,046

Series 2004J, Rev., AMBAC, 5.00%, 7/1/2023	75,000	81,666

Series R-1, Rev., 5.00%, 7/1/2023	35,000	38,111

Series T, Rev., 5.00%, 7/1/2024	100,000	113,229

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Indiana — continued

Jackson County Building Corp.

Rev., 2.00%, 1/15/2023	120,000	122,867

Rev., 2.00%, 7/15/2023	125,000	129,033

Rev., 2.00%, 1/15/2024	125,000	129,185

Rev., 2.00%, 7/15/2024	125,000	129,880

Rev., 2.00%, 1/15/2025	125,000	130,385

Jasper Hospital Authority, Memorial Health and Health Center Project Rev., 5.00%, 11/1/2022	25,000	26,366

Jennings County School Building Corp., First Mortgage

Series 2019A, Rev., 2.00%, 1/15/2022	90,000	90,594

Series 2019B, Rev., 3.00%, 1/15/2022	40,000	40,411

Series 2019A, Rev., 2.00%, 1/15/2023	60,000	61,425

Kankakee Valley Middle School Building Corp., Ad Valorem Property Tax Rev., 3.00%, 1/15/2022	85,000	85,919

La Porte County Public Library Leasing Corp. GO, 3.00%, 1/15/2022	25,000	25,257

Lake Central Multi-District School Building Corp., First Mortgage Series 2012B, Rev., 5.00%, 1/15/2023 (b)	100,000	106,661

LaPorte Multi School Building Corp., Ad Valorem Property Tax, First Mortgage Rev., 5.00%, 7/15/2023	90,000	97,953

Lebanon Middle School Building Corp., Ad Valorem Property Tax, First Mortgage Series 2017B, Rev., 5.00%, 7/10/2022	60,000	62,420

Lincoln Center Building Corp., Ad Valorem Property Tax, First Mortgage Rev., 4.00%, 8/1/2022	285,000	294,514

Merrillville Multi School Building Corp., Ad Valorem Property Tax, First Mortgage Rev., 5.00%, 7/15/2023	40,000	43,543

Metropolitan School District Washington Township

GO, 3.00%, 1/15/2022	30,000	30,320

GO, 3.00%, 1/15/2023	35,000	36,358

Michigan City School Building Corp. Series 2016A, Rev., 5.00%, 7/15/2022	30,000	30,920

Middlebury Schools Building Corp., Ad Valorem Property Tax, First Mortgage Rev., 5.00%, 7/15/2022	35,000	36,450

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	257

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Indiana — continued

Mishawaka School Building Corp., Indiana First Mortgage Rev., 3.00%, 1/15/2022	45,000	45,454

MSD of Wabash County Multi-School Building Corp., First Mortgage Rev., 3.40%, 7/15/2022	25,000	25,059

MSD of Wash Township School Building Corp., First Mortgage, Unlimited Property Tax Rev., 5.00%, 7/15/2022	30,000	31,270

Mt. Vernon School Building Corp., First Mortgage, Ad Valorem Property Tax Series 2016B, Rev., 5.00%, 1/15/2025	100,000	115,293

Muncie Sanitary District Series 2016A, Rev., NATL-RE, 2.00%, 1/1/2022	70,000	70,378

New Albany-Floyd County School Building Corp., First Mortgage Rev., 5.00%, 1/15/2023	45,000	47,913

New Palestine Multi-School Building Corp., First Mortgage, Ad Valorem Property Tax

Rev., 4.00%, 7/15/2022	25,000	25,841

Rev., 4.00%, 1/15/2023	45,000	47,362

New Prairie United School District Building Corp., First Mortgage Rev., 4.00%, 1/15/2025	35,000	39,108

North Adams Community Schools Renovation Building Corp., First Mortgage, Ad Valorem Property Tax

Rev., 5.00%, 1/15/2023	20,000	21,281

Rev., 5.00%, 7/15/2023	35,000	38,065

North Vermillion School Building Corp., Ad Valorem Property Tax, First Mortgage Rev., 4.00%, 7/15/2022	55,000	56,806

North Webster Community Public Library GO, 4.00%, 1/15/2022	75,000	76,023

North West Hendricks Multi-Building Corp., First Mortgage Series 2016A, Rev., 5.00%, 7/15/2022	50,000	52,134

Northwest Allen Multi-School Building Corp., First Mortgage, Unlimited Ad Valorem Property Tax Rev., 4.00%, 7/15/2022	20,000	20,673

Perry Township Multi School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 4.00%, 7/15/2022	25,000	25,819

Pike Township Multi-School Building Corp., First Mortgage

Rev., 5.00%, 1/15/2024	320,000	355,521

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Indiana — continued

Rev., 5.00%, 7/15/2024	350,000	396,694

Rev., 5.00%, 1/15/2025	335,000	386,841

Plainfield High School Building Corp., Ad Valorem Property Tax First Mortgage Refunding Series 2019A, Rev., 5.00%, 7/15/2023	35,000	38,155

Purdue University, Student Facilities System Series 2015A, Rev., 5.00%, 7/1/2022	25,000	26,022

Purdue University, Student Fee Series AA, Rev., 5.00%, 7/1/2022	20,000	20,817

South Bend Community School Building Corp., First Mortgage

Rev., 4.00%, 1/15/2022	60,000	60,854

Rev., 4.00%, 7/15/2022	30,000	31,004

Rev., 4.00%, 1/15/2023	30,000	31,575

Rev., 5.00%, 7/15/2023	90,000	98,095

South Bend Redevelopment Authority Rev., 3.00%, 2/1/2022	25,000	25,293

South Gibson School Building Corp., First Mortgage Rev., 4.00%, 1/10/2025	40,000	44,763

South Madison Middle School Building Corp., First Mortgage Rev., 5.00%, 7/15/2022	25,000	26,036

South Vermillion Middle School Building Corp., First Mortgage Series 2016A, Rev., 3.00%, 1/15/2024	50,000	53,007

Southeast Dubois County School Building Corp., First Mortgage Series 2012A, Rev., 3.00%, 7/15/2022	640,000	650,622

Southmont School Building Corp. Rev., 4.00%, 7/15/2022	45,000	46,530

Southmont School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 1/15/2025	20,000	23,073

Tippecanoe County School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 1/15/2022	75,000	76,353

Twin Lakes School Building Corp., First Mortgage Rev., 4.00%, 7/15/2024	35,000	38,512

Valparaiso Middle School Building Corp., AD Valorem Property Tax First Mortgage Series 2012A, Rev., 3.00%, 7/15/2022	100,000	101,027

Vigo County Building Corp. Rev., 4.00%, 7/15/2022	50,000	51,637

Wa-Nee Community Schools GO, 3.00%, 1/15/2023	125,000	128,909

SEE NOTES TO FINANCIAL STATEMENTS.

258	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Indiana — continued

Warsaw Multi-School Building Corp., First Mortgage

Rev., 4.00%, 7/15/2022	100,000	103,275

Rev., 5.00%, 1/15/2023	85,000	90,502

Washington Township Building Corp., Indiana Lease Rental Bonds Rev., 4.00%, 7/15/2024	100,000	110,034

Wayne Township School Building Corp. Rev., 4.00%, 7/15/2022	400,000	413,241

Wayne Township School Building Corp., Ad Valorem Property Tax First Mortgage

Series 2015A, Rev., 4.00%, 1/15/2022	200,000	202,795

Rev., 5.00%, 7/15/2022	30,000	31,254

West Clark 2000 School Building Corp., First Mortgage

Rev., 4.00%, 1/15/2023	45,000	47,298

Rev., 5.00%, 1/15/2023	25,000	26,619

West Lafayette School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 7/15/2022	80,000	83,386

West Lafayette School Building Corp., Ad Valorem Property Tax, First Mortgage Rev., 5.00%, 7/15/2023	35,000	38,086

Westfield High School Building Corp., Unlimited Ad Valorem Property Tax, First Mortgage Series 2018B, Rev., 4.00%, 1/15/2022	25,000	25,329

Whitestown Redevelopment Authority Rev., 3.00%, 1/15/2024	25,000	26,510

Whiting Sanitation District GO, 3.00%, 1/15/2022	50,000	50,501

Winfield Building Corp., Indiana Lease Rental, Sewage Works Treatment Plant Project

Rev., 4.00%, 1/15/2022	35,000	35,476

Rev., 4.00%, 7/15/2022	35,000	36,115

Rev., 4.00%, 1/15/2023	130,000	136,474

Rev., 4.00%, 7/15/2023	85,000	90,745

Rev., 4.00%, 1/15/2024	85,000	92,219

Rev., 4.00%, 7/15/2024	35,000	38,565

Rev., 4.00%, 1/15/2025	145,000	162,070

Rev., 4.00%, 7/15/2025	145,000	164,250

Rev., 4.00%, 1/15/2026	150,000	172,054

Zionsville Community Schools Building Corp., Capital Appreciation Series 2003Z, Rev., NATL-RE, Zero Coupon, 1/15/2025	25,000	24,448

Total Indiana		27,453,979

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Iowa — 0.4%

Ames Community School District GO, 5.00%, 6/1/2023	25,000	27,108

Ankeny Community School District

Series 2015A, GO, 4.00%, 6/1/2022	145,000	149,205

Series 2021A, GO, 5.00%, 6/1/2022	55,000	57,006

City of Ankeny Series 2017A, GO, 5.00%, 6/1/2022	60,000	62,207

City of Ankeny, Capital Loan Series 2014G, GO, 5.00%, 6/1/2022	20,000	20,736

City of Bettendorf

Series 2017D, GO, 5.00%, 6/1/2022	90,000	93,212

Series 2013A, GO, 4.00%, 6/1/2023	50,000	53,236

City of Cedar Falls Rev., 5.00%, 12/1/2023	100,000	110,714

City of Cedar Rapids Series 2017A, GO, 5.00%, 6/1/2022	80,000	82,936

City of Cedar Rapids, Sewer Series 2018C, Rev., 5.00%, 6/1/2022	20,000	20,729

City of Des Moines

Series 2016B, GO, 5.00%, 6/1/2022	40,000	41,465

Series 2016B, GO, 4.00%, 6/1/2023	25,000	26,686

City of Des Moines, Capital Loan Notes

Series 2014E, GO, 5.00%, 6/1/2022	85,000	88,113

Series 2018A, GO, 5.00%, 6/1/2022	25,000	25,915

City of Des Moines, Stormwater Management Utility Series 2016C, Rev., 5.00%, 6/1/2022	25,000	25,916

City of North Liberty, Urban Renewal Series 2017B, GO, 2.00%, 6/1/2022	50,000	50,700

City of Urbandale, Urban Renewal Series 2019B, GO, 4.00%, 6/1/2022	100,000	102,877

City of West Des Moines Series 2017E, GO, 5.00%, 6/1/2022	80,000	82,886

City of West Des Moines, Urban Renewal

Series 2016D, GO, 4.00%, 6/1/2022	35,000	36,001

Series 2017D, GO, 5.00%, 6/1/2023	55,000	59,598

County of Scott, Solid Waste Disposal Series 2015A, GO, 4.00%, 6/1/2023	25,000	26,536

Des Moines Waterworks Board Series 2012B, Rev., 3.00%, 12/1/2021	50,000	50,359

Iowa City Community School District

GO, 5.00%, 6/1/2022	190,000	196,973

Rev., 5.00%, 6/1/2022	340,000	352,110

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	259

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Iowa — continued

Iowa Finance Authority, Single Family Mortgage-Backed Securities Program

Series 2019E, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: TD Bank NA, 0.02%, 9/10/2021 (c)	4,015,000	4,015,000

Series 2017C, Rev., GNMA/FNMA/FHLMC, 1.70%, 1/1/2023	165,000	167,932

Iowa Finance Authority, State Revolving Fund

Rev., 5.00%, 8/1/2022	145,000	151,533

Series 2019A, Rev., 5.00%, 8/1/2022	25,000	26,126

Iowa Finance Authority, Unitypoint Health

Series 2016E, Rev., 5.00%, 8/15/2022	240,000	251,059

Series 2018B, Rev., 5.00%, 2/15/2025	340,000	393,404

Iowa State University of Science and Technology, Academic Building Series 2016ISU, Rev., 3.00%, 7/1/2022	25,000	25,602

Iowa State University of Science and Technology, Recreational System Facilities

Series 2017A, Rev., 3.00%, 7/1/2022	50,000	51,179

Series 2017A, Rev., 3.00%, 7/1/2023	50,000	52,475

Iowa State University of Science and Technology, Utility System Series ISU, Rev., 4.00%, 11/1/2021	50,000	50,315

Kirkwood Community College

Series 2020A, GO, 4.00%, 6/1/2022	80,000	82,283

Series 2020A, GO, 4.00%, 6/1/2023	70,000	74,619

Kirkwood Community College, Merged Area X Series 2020C, GO, 4.00%, 6/1/2022	20,000	20,571

Monticello Community School District GO, 5.00%, 5/1/2022	25,000	25,791

State of Iowa Board of Regents, University of Iowa, Hospitals and Clinics

Rev., 1.25%, 9/1/2021	25,000	25,000

Rev., 4.00%, 9/1/2021 (b)	80,000	80,000

Series 2021A, Rev., 5.00%, 9/1/2022	20,000	20,973

Rev., 4.00%, 10/1/2022 (b)	100,000	103,815

Series 2016SUI, Rev., 5.00%, 9/1/2023	65,000	71,294

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Iowa — continued

Series 2019SUI, Rev., 5.00%, 9/1/2025	25,000	29,607

State of Iowa, IJOBS Program, Special Obligation

Series 2016A, Rev., 5.00%, 6/1/2022	295,000	305,849

Series 2020A, GO, 5.00%, 6/1/2022	25,000	25,919

State of Iowa, Special Obligation

Rev., 5.00%, 6/15/2022	35,000	36,354

Rev., 5.00%, 6/15/2023	25,000	27,154

University of Iowa (The), Academic Building Series 2016SUI, Rev., 3.00%, 7/1/2023	135,000	141,936

University of Iowa (The), Recreational Facilities

Series 2017SUI, Rev., 5.00%, 7/1/2022	70,000	72,849

Series 2017B, Rev., 4.00%, 7/1/2023	20,000	21,400

Waukee Community School District

GO, 5.00%, 6/1/2022	35,000	36,282

Series 2014C, GO, 5.00%, 6/1/2022	110,000	114,028

Series 2016B, GO, 5.00%, 6/1/2022	165,000	171,042

Series 2019A, GO, 5.00%, 6/1/2022	20,000	20,733

Waukee Community School District, Capital Loan Notes Series 2016A, GO, 4.00%, 6/1/2022	60,000	61,749

Webster City Community School District Series 2010-A, GO, 4.00%, 6/1/2022	35,000	35,959

Total Iowa		8,633,056

Kansas — 0.6%

Blue Valley Recreation Commission Series A, COP, AGM, 5.00%, 10/1/2022	25,000	26,300

Butler County Public Building Commission, Public Facilities Project Series 2018A, Rev., 4.00%, 10/1/2021	25,000	25,078

Butler County Unified School District No. 206 Remington GO, AGM, 5.00%, 9/1/2022	40,000	41,880

Chase County Unified School District No. 284 Cottonwood Falls GO, 4.00%, 9/1/2021	25,000	25,000

City of Derby Series 2019-A, GO, 5.00%, 12/1/2022	30,000	31,802

City of Goddard Series 2019-1, GO, 3.00%, 12/1/2022	125,000	125,887

SEE NOTES TO FINANCIAL STATEMENTS.

260	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Kansas — continued

City of Lawrence

Series 2013A, GO, 4.00%, 9/1/2021	95,000	95,000

Series 2017D, GO, 5.00%, 9/1/2021	20,000	20,000

Series 2016-A, GO, 5.00%, 11/1/2021	25,000	25,202

Series 2015-A, GO, 3.00%, 9/1/2022	30,000	30,877

Series 2017D, GO, 5.00%, 9/1/2022	60,000	62,949

City of Lawrence, Water & Sewage System Series 2016-A, Rev., 5.00%, 11/1/2022	50,000	52,865

City of Lenexa Series 2014A, GO, 5.00%, 9/1/2021	25,000	25,000

City of Manhattan Series B, GO, 3.00%, 11/1/2021	20,000	20,095

City of Manhattan, Mercy Regional Health Center, Inc. Rev., 5.00%, 11/15/2021 (b)	50,000	50,486

City of Manhattan, Temporary Notes Series 2020-03, GO, 0.75%, 6/15/2024	220,000	220,088

City of Olathe

Series 222, GO, 3.00%, 10/1/2021	25,000	25,057

Series 233, GO, 3.00%, 10/1/2021	60,000	60,140

Series 228, GO, 4.00%, 10/1/2021	70,000	70,219

Series 230, GO, 5.00%, 10/1/2021	75,000	75,295

Series 233, GO, 3.00%, 10/1/2022	75,000	77,331

Series 230, GO, 5.00%, 10/1/2022	115,000	121,057

Series 230, GO, 5.00%, 10/1/2023	75,000	82,540

City of Shawnee, Internal Improvement Series 2019A, GO, 5.00%, 12/1/2021	50,000	50,609

City of Wichita

Series 2012A, GO, 5.00%, 9/1/2021	165,000	165,000

Series 2017A, GO, 5.00%, 12/1/2021	110,000	111,340

Series 811, GO, 5.00%, 6/1/2022	60,000	62,207

Series 818, GO, 5.00%, 6/1/2022	60,000	62,206

Series 2012A, GO, 4.00%, 9/1/2022	25,000	25,977

GO, 5.00%, 12/1/2022	55,000	58,375

City of Wichita, Christi Health System, Inc. Rev., 5.00%, 11/15/2021 (b)	25,000	25,243

City of Wichita, Sales Tax

GO, 5.00%, 10/1/2021	50,000	50,199

GO, 5.00%, 10/1/2022	160,000	168,498

City of Wichita, Water & Sewer Utility

Series 2020C, Rev., 3.50%, 10/1/2021	125,000	125,340

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Kansas — continued

Series 2014A, Rev., 5.00%, 10/1/2021	50,000	50,197

County of Johnson Series 2014B, GO, 5.00%, 9/1/2021	150,000	150,000

County of Johnson, Internal Improvement

Series 2012A, GO, 4.00%, 9/1/2021	50,000	50,000

Series 2015A, GO, 5.00%, 9/1/2022	20,000	20,981

Series 2018A, GO, 5.00%, 9/1/2022	20,000	20,981

County of Shawnee COP, 3.00%, 9/1/2024	35,000	37,619

County of Shawnee, Public Building Commission, Kansas Expocentre Project Rev., 4.00%, 9/1/2022	25,000	25,939

Douglas County Unified School District No. 348, Baldwin City GO, 3.00%, 9/1/2021	100,000	100,000

Douglas County Unified School District No. 491 Eudora Series 2011A, GO, AGC, 5.00%, 9/1/2021 (b)	50,000	50,000

Douglas County Unified School District No. 497 Lawrence Series 2016-A, GO, 5.00%, 9/1/2021	40,000	40,000

Ford County Unified School District No. 443 Dodge City Series 2015A, GO, 2.00%, 3/1/2022	25,000	25,222

Johnson County Community College Foundation, Inc., Student Common and Parking System Rev., 4.00%, 11/15/2022	100,000	104,556

Johnson County Park and Recreation District

Series 2019A, COP, 5.00%, 9/1/2021	245,000	245,000

Series 2013A, COP, 5.00%, 9/1/2022	25,000	25,841

Johnson County Public Building Commission Series 2012A, Rev., 3.00%, 9/1/2022	25,000	25,725

Johnson County Public Building Commission, Court House and Medical Examiners Facilities Rev., 5.00%, 9/1/2021	225,000	225,000

Johnson County Unified School District No. 229 Blue Valley Series 2020A, GO, 3.00%, 10/1/2021	125,000	125,294

Johnson County Unified School District No. 232 De Soto Series 2015-A, GO, 5.00%, 9/1/2021	25,000	25,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	261

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Kansas — continued

Johnson County Unified School District No. 233 Olathe

Series 2016C, GO, 5.00%, 9/1/2021	175,000	175,000

Series 2017B, GO, 3.00%, 9/1/2022	30,000	30,861

Series 2016A, GO, 4.00%, 9/1/2022	35,000	36,354

Series 2017A, GO, 4.00%, 9/1/2022	40,000	41,547

Series 2016B, GO, 5.00%, 9/1/2022	100,000	104,905

Series 2016C, GO, 5.00%, 9/1/2022	60,000	62,918

Series 2016C, GO, 5.00%, 9/1/2023	50,000	54,810

Johnson County Unified School District No. 512 Shawnee Mission

Series 2016B, GO, 2.00%, 10/1/2021	145,000	145,227

Series 2016B, GO, 4.00%, 10/1/2021	45,000	45,143

Johnson County Water District No. 1 Rev., 3.00%, 1/1/2023	50,000	51,921

Kansas Development Finance Authority Series 2019F, Rev., 5.00%, 11/1/2022	135,000	142,653

Kansas Development Finance Authority, Kansas Department of Commerce Impact Program

Series 2020T, Rev., 5.00%, 6/1/2022	70,000	72,509

Series 2020T, Rev., 5.00%, 12/1/2022	105,000	111,238

Kansas Development Finance Authority, Kansas Department of Health and Environment Rev., 5.00%, 5/1/2022	140,000	144,556

Kansas Development Finance Authority, Kansas State University Housing Projects

Series 2014D-2, Rev., 5.00%, 4/1/2024	125,000	128,431

Series 2014D-2, Rev., 5.00%, 4/1/2025	350,000	359,503

Kansas Development Finance Authority, National Bio and Agro-Defense Facility

Series 2015G, Rev., 5.00%, 4/1/2022	150,000	154,252

Series 2015G, Rev., 5.00%, 4/1/2023	100,000	107,623

Series 2015G, Rev., 5.00%, 4/1/2025	40,000	42,996

Series 2015G, Rev., 5.00%, 4/1/2026	125,000	134,363

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Kansas — continued

Kansas Development Finance Authority, State of Kansas Project

Series 2019F, Rev., 5.00%, 11/1/2021	315,000	317,523

Series 2020R, Rev., 5.00%, 11/1/2021	175,000	176,402

Series 2020R, Rev., 5.00%, 11/1/2022	150,000	158,503

Kansas Development Finance Authority, University Housing Projects Rev., 5.00%, 4/1/2022	350,000	359,920

Kansas Development Finance Authority, University Project

Series 2014C, Rev., 5.00%, 5/1/2022	100,000	103,261

Series 2017A, Rev., 5.00%, 5/1/2022	105,000	108,424

Kansas Independent College Finance Authority, Ottawa University Series 2021C, Rev., RAN, 4.13%, 5/1/2022	1,250,000	1,269,257

Kansas Power Pool, Dogwood Energy Facility Series 2012A, Rev., 5.00%, 12/1/2021	425,000	429,962

Kansas Turnpike Authority

Series 2020A, Rev., 3.00%, 9/1/2021	180,000	180,000

Series 2020A, Rev., 3.00%, 9/1/2022	70,000	72,017

Reno County Unified School District No. 310 GO, 3.00%, 9/1/2022	25,000	25,687

Reno County Unified School District No. 313 Buhler Series A, GO, 4.00%, 9/1/2022 (b)	220,000	228,392

Saline County Unified School District No. 305 Salina GO, 5.00%, 9/1/2021	25,000	25,000

Sedgwick County Unified School District No. 259 Wichita

Series 2013A, GO, 5.00%, 10/1/2021	90,000	90,355

Series 2017-A, GO, 3.00%, 10/1/2022	420,000	433,144

Series 2017A, GO, 4.00%, 10/1/2023	70,000	75,569

Sedgwick County Unified School District No. 261 Haysville GO, 4.00%, 11/1/2022	50,000	52,193

SEE NOTES TO FINANCIAL STATEMENTS.

262	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Kansas — continued

Sedgwick County Unified School District No. 262 Valley Center GO, 5.00%, 9/1/2021	50,000	50,000

Sedgwick County Unified School District No. 266 Maize

Series 2019-B, GO, 3.00%, 9/1/2021	125,000	125,000

Series 2015B, GO, 5.00%, 9/1/2021	95,000	95,000

Seward County Unified School District No. 480 Liberal GO, 5.00%, 9/1/2022 (b)	55,000	57,674

State of Kansas Department of Transportation

Series 2015A, Rev., 5.00%, 9/1/2021	390,000	390,000

Series 2018A, Rev., 5.00%, 9/1/2021	50,000	50,000

Series 2012B, Rev., 5.00%, 9/1/2022	50,000	52,442

Series 2012C, Rev., 5.00%, 9/1/2022	20,000	20,977

Series 2015A, Rev., 5.00%, 9/1/2022	335,000	351,362

Series 2015A, Rev., 5.00%, 9/1/2023	30,000	32,880

University of Kansas Hospital Authority, Health System Series 2019B, Rev., 5.00%, 3/1/2022	40,000	40,971

Wyandotte County-Kansas City Unified Government Utility System Series 2012A, Rev., 5.00%, 9/1/2022 (b)	25,000	26,203

Wyandotte County-Kansas City Unified Government Utility System Improvement

Series 2011-A, Rev., 5.00%, 9/1/2021 (b)	50,000	50,000

Series 2014A, Rev., 5.00%, 9/1/2021	710,000	710,000

Series 2014A, Rev., 5.00%, 9/1/2022	110,000	115,135

Series 2014A, Rev., 5.00%, 9/1/2024	100,000	113,586

Series 2016-A, Rev., 5.00%, 9/1/2024	100,000	113,586

Wyandotte County-Kansas City Unified Government Utility System, Public Utilities Series 2012A, Rev., 3.25%, 9/1/2022 (b)	25,000	25,759

Total Kansas		12,315,491

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Kentucky — 0.7%

Augusta Independent School District Finance Corp. Rev., 2.00%, 2/1/2023	45,000	46,064

Barren County School District Finance Corp. Rev., 5.00%, 8/1/2022	30,000	31,306

Bullitt County School District Finance Corp. Series 2, Rev., 2.60%, 7/1/2022	40,000	40,787

Campbell Kenton and Boone Counties Sanitation District No. 1 Rev., 5.00%, 8/1/2022	60,000	62,680

Carter County School District Finance Corp., School Building Rev., 2.50%, 2/1/2022	20,000	20,183

City of Ashland, Public Improvement Rev., 2.00%, 4/1/2022	100,000	101,006

City of Berea, Berea College Project Series 2003B, Rev., VRDO, 0.01%, 9/3/2021 (c)	200,000	200,000

City of Bowling Green Series 2016C, GO, 3.00%, 6/1/2022	25,000	25,523

City of Bowling Green, Water & Sewer System Rev., 2.38%, 12/1/2022	25,000	25,134

City of Owensboro, Electric Light and Power System

Rev., 4.00%, 1/1/2022	85,000	86,046

Series 2019B, Rev., 5.00%, 1/1/2022	200,000	203,121

County of Campbell GO, 2.00%, 12/1/2022	85,000	86,271

County of Kenton, Limited Tax

Series B, GO, 5.00%, 10/1/2021	215,000	215,852

Series 2017A, GO, 5.00%, 4/1/2022	25,000	25,715

County of Rowan GO, 3.00%, 6/1/2023	50,000	52,177

Daviess County School District Finance Corp., School Building

Rev., 5.00%, 5/1/2022	30,000	30,949

Series 2015B, Rev., 2.00%, 6/1/2022	20,000	20,265

Eastern Kentucky University, General Receipts Series 2012A, Rev., 5.00%, 4/1/2023	35,000	37,564

Fayette County School District Finance Corp.

Series 2013A, Rev., 5.00%, 10/1/2021	50,000	50,193

Series 2012A, Rev., 4.00%, 4/1/2022	20,000	20,440

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	263

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Kentucky — continued

Fort Thomas Independent School District Finance Corp., School Building Rev., 3.00%, 4/1/2022	30,000	30,484

Gallatin County School District Finance Corp., School Building Rev., 2.40%, 10/1/2021	50,000	50,086

Glasgow Electric Plant Board, Electric System Series 2014B, Rev., 2.75%, 12/1/2022	25,000	25,721

Harlan County School District Finance Corp. Rev., 2.00%, 8/1/2022	25,000	25,416

Jefferson County School District Finance Corp., School Building Series 2015B, Rev., 4.00%, 12/1/2021	35,000	35,328

Kenton County Public Properties Corp., Court Facilities Project

Rev., 3.00%, 3/1/2023	150,000	155,803

Rev., 3.00%, 3/1/2024	500,000	530,948

Kenton County School District Finance Corp., School Building

Rev., 2.13%, 2/1/2022	60,000	60,462

Series 2013B, Rev., 2.25%, 5/1/2022	25,000	25,327

Kentucky Asset Liability Commission, Federal Highway Trust Fund

Series 2015A, Rev., 3.00%, 9/1/2021	25,000	25,000

Rev., 5.00%, 9/1/2021	460,000	460,000

Series 2013A, Rev., 5.00%, 9/1/2021	1,035,000	1,035,000

Series 2015A, Rev., 5.00%, 9/1/2022	175,000	183,457

Series 2013A, Rev., 5.25%, 9/1/2022	200,000	210,164

Series A-1, Rev., 5.00%, 9/1/2023	55,000	60,175

Kentucky Bond Development Corp., St. Elizabeth Medical Center, Inc. Rev., 5.00%, 5/1/2022	40,000	41,293

Kentucky Economic Development Finance Authority, Catholic Health Initiatives

Series 2009B, Rev., 2.70%, 11/10/2021 (c)	200,000	200,890

Series 2013A, Rev., 5.25%, 1/1/2023 (b)	100,000	106,665

Kentucky Housing Corp., Dudley Court Project Series 2020A, Rev., 0.30%, 8/1/2022 (c)	400,000	400,409

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Kentucky — continued

Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund

Series 2012A, Rev., 4.00%, 2/1/2022	25,000	25,407

Series 2018A, Rev., 3.00%, 2/1/2024	25,000	26,668

Kentucky Public Energy Authority, Gas Supply Series 2018B, Rev., 4.00%, 1/1/2025 (c)	1,065,000	1,178,533

Kentucky State Property and Building Commission, Judicial Branch Agency, Project No. 109 Rev., 2.10%, 10/1/2021	25,000	25,041

Kentucky State Property and Building Commission, Project No. 108

Series B, Rev., 5.00%, 8/1/2022	130,000	135,832

Series B, Rev., 5.00%, 8/1/2026	125,000	151,454

Kentucky State Property and Building Commission, Project No. 112 Series B, Rev., 5.00%, 11/1/2022	50,000	52,853

Kentucky State Property and Building Commission, Project No. 119 Rev., 5.00%, 5/1/2022	215,000	222,011

Kentucky State Property and Building Commission, Project No. 122 Series C, Rev., 5.00%, 11/1/2021	485,000	488,917

Kentucky State Property and Building Commission, State Fair Board, Project No. 104 Rev., 5.00%, 11/1/2022	25,000	26,378

Kentucky State Property and Buildings Commission, Project No. 106 Series 2013A, Rev., 5.00%, 10/1/2021	220,000	220,874

Kentucky State Property and Buildings Commission, Project No. 112

Series B, Rev., 5.00%, 11/1/2021	270,000	272,181

Series B, Rev., 5.00%, 11/1/2023	55,000	60,580

Kentucky Turnpike Authority, Revitalization Projects

Series 2012A, Rev., 5.00%, 7/1/2022 (b)	100,000	104,058

Series 2013A, Rev., 5.00%, 7/1/2022	50,000	51,962

Series 2016A, Rev., 5.00%, 7/1/2022	155,000	161,082

Series A, Rev., 5.00%, 7/1/2022	120,000	124,709

Series B, Rev., 5.00%, 7/1/2022	195,000	202,651

Series B, Rev., 5.00%, 7/1/2023	40,000	43,393

SEE NOTES TO FINANCIAL STATEMENTS.

264	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Kentucky — continued

Series 2014A, Rev., 5.00%, 7/1/2024	35,000	39,524

Series B, Rev., 5.00%, 7/1/2025	95,000	111,181

Letcher County School District Finance Corp. Rev., 3.00%, 6/1/2022	25,000	25,508

Lexington-Fayette Urban County Government, Various Purpose

Series 2017A, GO, 5.00%, 9/1/2021	90,000	90,000

Series 2013C, GO, 4.00%, 10/1/2021	25,000	25,079

Series 2018A, GO, 5.00%, 10/1/2021	70,000	70,278

Series 2016D, GO, 5.00%, 5/1/2022	25,000	25,815

Series 2017A, GO, 5.00%, 9/1/2022	50,000	52,447

Series 2018A, GO, 5.00%, 10/1/2022	30,000	31,590

Series 2012B, GO, 3.00%, 7/1/2024	100,000	100,228

Lincoln County School District Finance Corp. Rev., 2.25%, 8/1/2022	20,000	20,360

Louisville and Jefferson County Metropolitan Government

GO, 5.00%, 12/1/2021	70,000	70,851

Series 2014D, GO, 5.00%, 12/1/2021	25,000	25,304

Series 2016A, GO, 5.00%, 12/1/2021	180,000	182,188

Series 2017A, GO, 5.00%, 12/1/2021	20,000	20,241

Louisville and Jefferson County Metropolitan Government, Catholic Health Initiatives

Series 2012A, Rev., 4.00%, 6/1/2022 (b)	75,000	77,121

Series 2012A, Rev., 4.25%, 6/1/2022	5,000	5,150

Series 2012A, Rev., 5.00%, 6/1/2022 (b)	90,000	93,217

Louisville and Jefferson County Metropolitan Government, Center City Project Series 2012A, Rev., 5.00%, 12/1/2021 (b)	45,000	45,533

Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc.

Series 2016A, Rev., 5.00%, 10/1/2023	165,000	181,225

Series 2020B, Rev., 5.00%, 10/1/2023 (c)	420,000	461,300

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Kentucky — continued

Series 2016A, Rev., 5.00%, 10/1/2024	660,000	753,692

Louisville and Jefferson County Metropolitan Sewer District, Sewer and Drainage System

Rev., 5.00%, 5/15/2022	125,000	129,279

Series 2016C, Rev., 5.00%, 5/15/2022	70,000	72,396

Series 2016C, Rev., 5.00%, 5/15/2023	25,000	27,055

Series 2011A, Rev., 5.00%, 5/15/2025	160,000	161,572

Madison County School District Finance Corp. Rev., 5.00%, 5/1/2022	30,000	30,950

Murray State University Series 2011B, Rev., 3.75%, 9/1/2021	60,000	60,000

Northern Kentucky Water District

Rev., 5.00%, 2/1/2022	135,000	137,746

Series 2016A, Rev., 5.00%, 2/1/2022	50,000	51,017

Oldham County School District Finance Corp. Rev., 2.00%, 9/1/2022	25,000	25,391

Paducah Electric Plant Board Rev., 5.00%, 10/1/2021	250,000	250,921

Scott County School District Finance Corp.

Rev., 2.00%, 5/1/2023	100,000	102,631

Rev., 5.00%, 6/1/2025	20,000	23,284

Shelby County School District Finance Corp. Rev., 3.00%, 2/1/2022	25,000	25,283

Trigg County Public Justice Center Corp., Judicial Center Project Rev., 3.00%, 9/1/2021	25,000	25,000

University of Kentucky, General Receipt Series 2014D, Rev., 5.00%, 10/1/2021	70,000	70,275

University of Kentucky, General Receipts

Series 2015B, Rev., 5.00%, 10/1/2021	25,000	25,098

Series 2017B, Rev., 3.00%, 10/1/2023	25,000	26,459

University of Louisville, General Receipts

Series 2016C, Rev., 4.00%, 9/1/2022	120,000	124,493

Series 2021B, Rev., 5.00%, 9/1/2025	895,000	1,050,578

Series 2021B, Rev., 5.00%, 9/1/2026	945,000	1,142,133

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	265

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Kentucky — continued

Versailles Public Properties, Inc., KCTCS Project Rev., 5.00%, 12/1/2022	100,000	105,850

Warren County Justice Center Expansion Corp., First Mortgage, AOC Judicial Facility Rev., 3.00%, 9/1/2021	150,000	150,000

Warren County School District Finance Corp., School Building Rev., 3.00%, 4/1/2022	30,000	30,476

Western Kentucky University, General Receipts Series 2013A, Rev., 3.00%, 9/1/2021	40,000	40,000

Total Kentucky		15,014,207

Louisiana — 0.7%

Ascension Parish School Board GO, 3.00%, 3/1/2022	25,000	25,364

Central Community School System, Sales Tax Rev., 5.00%, 1/1/2022	100,000	101,581

City of Alexandria, Utilities Series 2013A, Rev., 5.00%, 5/1/2023 (b)	50,000	54,028

City of Hammond, Sales and Use Tax Rev., 4.00%, 12/1/2022	40,000	41,945

City of Lafayette, Publica Improvement, Sales & Use Tax Series 2011ST-D, Rev., 5.00%, 5/1/2022	25,000	25,805

City of Lafayette, Utility Rev., 5.00%, 11/1/2025	35,000	36,959

City of Shreveport, Water and Sewer Improvement GO, 5.00%, 9/1/2022	25,000	26,110

City of West Monroe, Sales & Use Tax Rev., 2.00%, 12/1/2022	20,000	20,474

Evangeline Parish Road and Drain Sales Tax District No. 1 Rev., AGM, 4.00%, 12/1/2021	50,000	50,454

Greater Ouachita Water Co., Waterworks and Sewer Rev., 5.00%, 9/1/2021	30,000	30,000

Jefferson Parish School Board, Sales and Use Tax Rev., 4.00%, 2/1/2022	125,000	126,999

Lafayette Consolidated Government

GO, 5.00%, 3/1/2022	35,000	35,846

Rev., AGM, 5.00%, 11/1/2022	25,000	26,408

Lafayette Public Power Authority Rev., 5.00%, 11/1/2022	25,000	26,396

Lafourche Parish School Board GO, 4.00%, 3/1/2022	25,000	25,456

Louisiana Housing Corp., Valencia Park Project Rev., 0.35%, 11/1/2022 (c)	2,000,000	2,002,457

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Louisiana — continued

Louisiana Local Government Environmental Facilities and Community Development Authority, Bossier City Public

Series 2015A, Rev., 5.00%, 11/1/2021	55,000	55,434

Rev., 5.00%, 11/1/2023	100,000	110,215

Louisiana Local Government Environmental Facilities and Community Development Authority, Jefferson CPZ Beautification Rev., 4.00%, 10/1/2025	130,000	148,283

Louisiana Local Government Environmental Facilities and Community Development Authority, Jefferson Parish Projects Rev., 5.00%, 4/1/2023	100,000	107,474

Louisiana Local Government Environmental Facilities and Community Development Authority, Parish of East Baton Rough Road Improvements Project Rev., 5.00%, 8/1/2022	25,000	26,091

Louisiana Local Government Environmental Facilities and Community Development Authority, Woman’s Hospital Foundation Project Series 2017A, Rev., 3.00%, 10/1/2022	75,000	77,231

Louisiana Office Facilities Corp., State Capitol Complex Program

Rev., 5.00%, 11/1/2021	65,000	65,505

Rev., 5.00%, 11/1/2022	75,000	79,134

Rev., 5.00%, 11/1/2023	125,000	137,453

Louisiana Public Facilities Authority, Franciscan Missionaries of Our Lady Health System

Rev., 4.00%, 7/1/2022 (b)	170,000	175,416

Rev., 5.00%, 7/1/2022 (b)	480,000	499,274

Louisiana Public Facilities Authority, Lafayette General Health System Project

Rev., 4.00%, 11/1/2025 (b)	605,000	697,015

Rev., 5.00%, 11/1/2025 (b)	160,000	190,947

Louisiana Public Facilities Authority, Loyola University Project

Series 2011, Rev., 5.00%, 10/1/2021	25,000	25,097

Series 2011, Rev., 5.25%, 10/1/2021 (b)	100,000	100,410

SEE NOTES TO FINANCIAL STATEMENTS.

266	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Louisiana — continued

Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project

Series 2002B, Rev., 5.50%, 5/15/2022 (b)	75,000	77,790

Rev., 5.00%, 5/15/2023	200,000	215,907

Louisiana Public Facilities Authority, Tulane University Project

Rev., 5.00%, 12/15/2022	25,000	26,521

Rev., 5.00%, 12/15/2026	130,000	159,280

Louisiana State Citizens Property Insurance Corp. Rev., AGM, 5.00%, 6/1/2022 (b)	125,000	129,516

Louisiana State University, Agricultural and Mechanical College, Auxiliary Facilities System

Rev., 5.00%, 7/1/2022	25,000	25,970

Series 2016A, Rev., 5.00%, 7/1/2022	25,000	25,970

Parish of Plaquemines Rev., 5.00%, 3/1/2025	100,000	114,763

Richland Parish School District No. 4 GO, AGM, 4.00%, 3/1/2023	50,000	52,734

St. Charles Parish School Board Rev., 5.00%, 8/1/2022	20,000	20,852

St. Charles Parish School District No. 1 GO, 5.00%, 3/1/2022	50,000	51,209

St. Tammany Parish Hospital Service District No. 2 GO, 3.00%, 3/1/2022	25,000	25,340

State of Louisiana

Rev., 5.00%, 9/1/2021	35,000	35,000

Series 2012C, GO, 5.00%, 7/15/2022	265,000	276,312

Series 2012-C, GO, 5.00%, 7/15/2022 (b)	160,000	166,797

Series 2013-C, GO, 5.00%, 7/15/2022	345,000	359,726

Series 2012-A, GO, 5.00%, 8/1/2022	460,000	480,599

Series 2016-B, GO, 5.00%, 8/1/2022	40,000	41,794

Series 2019A, Rev., 5.00%, 9/1/2022	20,000	20,981

Series 2013A, Rev., 5.00%, 6/15/2023 (b)	105,000	114,080

Series 2016-B, GO, 5.00%, 8/1/2026	70,000	85,308

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Louisiana — continued

State of Louisiana Gasoline and Fuels Tax

Series 2012A-1, Rev., 4.00%, 5/1/2022	50,000	51,299

Series 2012A-1, Rev., 5.00%, 5/1/2022	80,000	82,603

Series B, Rev., 5.00%, 5/1/2022	50,000	51,631

Series 2012A-1, Rev., 5.00%, 5/1/2023	25,000	25,811

State of Louisiana Gasoline and Fuels Tax, Second Lien

Series 2017D, Rev., 0.55%, 5/1/2022 (c)	5,140,000	5,141,469

Series 2017A, Rev., 0.60%, 5/1/2023 (c)	855,000	855,876

Total Louisiana		13,866,399

Maine — 0.2%

City of Augusta Series 2015B, GO, 3.00%, 5/1/2022	25,000	25,458

City of Lewiston, Public Improvement GO, 4.00%, 4/15/2023	25,000	26,573

City of Portland GO, 5.00%, 4/1/2022	25,000	25,712

City of South Portland Series 2020A, GO, 5.00%, 8/15/2022	50,000	52,338

Maine Governmental Facilities Authority, Lease Rental

Series 2011-A, Rev., 4.25%, 10/1/2021 (b)	100,000	100,334

Series 2017A, Rev., 5.00%, 10/1/2021	55,000	55,216

Series 2015B, Rev., 5.00%, 10/1/2022	30,000	31,577

Series 2020A, Rev., 5.00%, 10/1/2022	45,000	47,365

Maine Health and Higher Educational Facilities Authority Series 2020B, Rev., 4.00%, 7/1/2024	150,000	163,970

Maine Health and Higher Educational Facilities Authority, Birch Bay Retirement Village Series 2020A, Rev., 5.00%, 7/1/2023	600,000	652,398

Maine Health and Higher Educational Facilities Authority, Bridgton Hospital Series 2017A, Rev., 5.00%, 7/1/2023	80,000	86,986

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	267

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Maine — continued

Maine Health and Higher Educational Facilities Authority, Goodwill Industrials of Northern New England Series 2014A, Rev., 5.00%, 7/1/2023	170,000	184,518

Maine Municipal Bond Bank

Series 2014A, Rev., 5.00%, 9/1/2021	35,000	35,000

Series 2011C, Rev., 4.88%, 11/1/2021 (b)	25,000	25,196

Series 2010C, Rev., 5.00%, 11/1/2021	145,000	146,169

Series 2014C, Rev., 5.00%, 11/1/2021	160,000	161,290

Series 2015A, Rev., 5.00%, 11/1/2021	25,000	25,201

Series 2016B, Rev., 5.00%, 11/1/2021	25,000	25,201

Series 2017A, Rev., 5.00%, 11/1/2021	120,000	120,967

Series 2018B, Rev., 5.00%, 11/1/2021	335,000	337,700

Series 2019A, Rev., 5.00%, 11/1/2021	45,000	45,363

Series 2020A, Rev., 5.00%, 11/1/2021	50,000	50,403

Series D, Rev., 5.00%, 11/1/2021	130,000	131,048

Series 2016A, Rev., 3.00%, 11/1/2022	20,000	20,673

Series B, Rev., 4.00%, 11/1/2022	50,000	52,265

Series 2010C, Rev., 5.00%, 11/1/2022	115,000	121,547

Series 2012B, Rev., 5.00%, 11/1/2022	30,000	31,708

Series 2015A, Rev., 5.00%, 11/1/2022	50,000	52,847

Series 2016B, Rev., 5.00%, 11/1/2022	30,000	31,708

Series 2019A, Rev., 5.00%, 11/1/2022	50,000	52,847

Series C, Rev., 5.00%, 11/1/2022	25,000	26,423

Series D, Rev., 5.00%, 11/1/2022	145,000	153,255

Series 2020A, Rev., 5.00%, 9/1/2023	40,000	43,873

Series 2016C, Rev., 4.00%, 11/1/2023	25,000	27,083

Maine Municipal Bond Bank, Transcap Program

Series 2011A, Rev., 3.50%, 9/1/2021	105,000	105,000

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Maine — continued

Series 2011A, Rev., 5.00%, 9/1/2021	1,200,000	1,200,000

Series 2015A, Rev., 5.00%, 9/1/2021	100,000	100,000

Series 2015A, Rev., 5.00%, 9/1/2022	185,000	194,017

Maine School Administrative District No. 51 GO, 4.00%, 8/1/2025	50,000	57,059

Maine Turnpike Authority Series 2012A, Rev., 3.00%, 7/1/2025	100,000	102,259

Regional School Unit No. 1 Lower Kennebec Region School Unit GO, 5.00%, 11/1/2022	75,000	79,261

State of Maine

Series 2014B, GO, 5.00%, 6/1/2022	75,000	77,758

Series 2016B, GO, 5.00%, 6/1/2022	30,000	31,103

Series 2017B, GO, 5.00%, 6/1/2022	50,000	51,839

Town of Gorham Series 2016B, GO, 5.00%, 10/1/2021	25,000	25,099

Town of Scarborough GO, 5.00%, 11/1/2022	25,000	26,423

Town of Yarmouth GO, 5.00%, 11/15/2021	20,000	20,200

University of Maine System Rev., 5.00%, 3/1/2025	55,000	63,886

Total Maine		5,304,116

Maryland — 0.9%

City of Annapolis, Public Improvement Series 2017B, GO, 5.00%, 8/1/2022	25,000	26,122

City of Baltimore, Consolidated Public Improvement

Series 2011A, GO, 5.00%, 10/15/2021 (b)	60,000	60,351

Series 2013B, GO, 5.00%, 10/15/2021	80,000	80,467

Series 2013A, GO, 4.00%, 10/15/2022 (b)	35,000	36,518

Series 2013A, GO, 5.00%, 10/15/2022	40,000	42,182

City of Baltimore, Wastewater Projects

Series 2013C, Rev., 5.00%, 7/1/2022	25,000	26,013

Series 2013C, Rev., 5.00%, 7/1/2023	30,000	32,655

SEE NOTES TO FINANCIAL STATEMENTS.

268	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Maryland — continued

City of Baltimore, Water Projects

Series 2013A, Rev., 5.00%, 7/1/2022	100,000	104,052

Series 2013B, Rev., 5.00%, 7/1/2022	25,000	26,013

County of Anne Arundel, Arundel Mills Project Rev., GTD, 5.00%, 7/1/2023	50,000	54,463

County of Anne Arundel, Consolidated General Improvements

GO, 5.00%, 10/1/2021	30,000	30,119

GO, 5.00%, 4/1/2022	195,000	200,562

County of Baltimore, Consolidated Public Improvement

Series 2014B, GO, 4.50%, 9/1/2021	30,000	30,000

GO, 5.00%, 2/1/2022	55,000	56,122

GO, 5.00%, 8/1/2022 (b)	125,000	130,582

Series 2014B, GO, 5.00%, 8/1/2022	25,000	26,126

GO, 5.00%, 3/1/2023	70,000	75,146

County of Baltimore, Equipment Acquisition Program

COP, 5.00%, 10/1/2021	240,000	240,953

COP, 5.00%, 3/1/2022	420,000	430,261

COP, 5.00%, 10/1/2022	125,000	131,625

County of Baltimore, Health and Social Services Building Project COP, 3.00%, 10/1/2021	50,000	50,118

County of Baltimore, Metropolitan District GO, 5.00%, 8/1/2022	50,000	52,252

County of Baltimore, Metropolitan District, 74th Issue GO, 4.00%, 2/1/2022	30,000	30,489

County of Baltimore, Metropolitan District, Public Improvement Series 2014C, GO, 4.00%, 9/1/2022	25,000	25,980

County of Calvert, Consolidated Public Improvement

GO, 4.00%, 4/1/2022	25,000	25,570

GO, 5.00%, 5/1/2022	30,000	30,978

GO, 5.00%, 7/1/2022	80,000	83,262

County of Carroll, Consolidated Public Improvement

GO, 3.00%, 11/1/2021	40,000	40,193

GO, 4.00%, 11/1/2021	25,000	25,161

GO, 5.00%, 11/1/2021	65,000	65,526

Series 2019A, GO, 4.00%, 11/1/2022	40,000	41,827

GO, 5.00%, 11/1/2022	30,000	31,719

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Maryland — continued

County of Cecil, Consolidated Public Improvement GO, 4.00%, 2/1/2022	75,000	76,218

County of Charles, Consolidated Public Improvement

GO, 5.00%, 10/1/2021	20,000	20,080

GO, 5.00%, 11/1/2021	20,000	20,162

GO, 5.00%, 10/1/2022	50,000	52,650

County of Charles, Tax Exempt GO, 4.00%, 2/1/2022	25,000	25,406

County of Frederick, Public Facilities Series 2016A, GO, 5.00%, 8/1/2022	25,000	26,122

County of Harford, Consolidated Public Improvement GO, 5.00%, 9/15/2022	175,000	183,878

County of Howard Series 2015A, GO, 3.38%, 2/15/2023 (b)	20,000	20,930

County of Montgomery, Consolidated Public Improvement

Series 2017D, GO, 3.00%, 11/1/2021	185,000	185,891

Series 2013A, GO, 5.00%, 11/1/2021	150,000	151,214

Series 2014A, GO, 5.00%, 11/1/2021	30,000	30,243

Series 2017C, GO, 5.00%, 10/1/2022	25,000	26,331

Series 2017D, GO, 3.00%, 11/1/2022	50,000	51,702

Series 2017A, GO, 5.00%, 11/1/2022	25,000	26,432

Series 2016A, GO, 5.00%, 12/1/2022	25,000	26,534

Series 2015B, GO, 5.00%, 12/1/2023	35,000	38,817

County of Montgomery, Metrorail Garage Project Rev., 5.00%, 6/1/2022	75,000	75,190

County of Montgomery, Montgomery College

Series 2016A, COP, 5.00%, 11/1/2021	25,000	25,202

Series 2016A, COP, 5.00%, 11/1/2022	30,000	31,719

County of Prince George’s, Consolidated Public Improvement

Series 2011A, GO, 5.00%, 9/15/2021 (b)	205,000	205,363

Series 2011B, GO, 5.00%, 9/15/2021 (b)	25,000	25,044

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	269

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Maryland — continued

Series 2013B, GO, 4.00%, 3/1/2022	70,000	71,362

Series 2019A, GO, 5.00%, 7/15/2022	40,000	41,707

Series 2013C, GO, 5.00%, 8/1/2022	175,000	182,851

County of Prince George’s, Dimensions Healthcare System COP, 5.00%, 10/15/2021	50,000	50,291

County of Prince George’s, Public Safety Communications Center COP, 5.00%, 10/1/2021	150,000	150,594

County of Queen Anne’s, Public Facilities

GO, 5.00%, 7/1/2022	25,000	26,015

GO, 5.00%, 1/15/2023	50,000	53,330

County of St. Mary’s, Consolidated Public Improvement GO, 5.00%, 8/1/2022	65,000	67,897

County of Washington

GO, 4.00%, 1/1/2022	45,000	45,585

GO, 4.00%, 1/1/2023	40,000	42,074

County of Washington, Consolidated Public Improvement GO, 4.00%, 7/1/2023	30,000	32,118

County of Washington, Public Improvement GO, 3.00%, 7/1/2022 (b)	40,000	40,949

County of Wicomico, Public Improvement

GO, 5.00%, 10/1/2022	25,000	26,325

GO, 5.00%, 11/1/2022	50,000	52,859

Maryland Community Development Administration, Housing and Community Development

Series 2020D, Rev., 0.30%, 9/10/2021	105,000	105,064

Series 2020D, Rev., 0.25%, 3/1/2022	435,000	435,142

Series 2019B, Rev., 1.70%, 3/1/2022	25,000	25,176

Series 2018A, Rev., 2.55%, 3/1/2022	15,000	15,171

Series 2018A, Rev., 2.60%, 9/1/2022	85,000	86,981

Series 2019A, Rev., 2.10%, 3/1/2024	25,000	25,945

Maryland Economic Development Corp., Howard Hughes Medical Institute Series 2008A, Rev., VRDO, 0.01%, 9/8/2021 (c)	2,690,000	2,690,000

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Maryland — continued

Maryland Environmental Service, Mid-Shore II Regional Landfill Project Rev., 4.00%, 11/1/2021	50,000	50,322

Maryland Health and Higher Educational Facilities Authority, Johns Hopkins University Issue

Series 2012A, Rev., 5.00%, 7/1/2022 (b)	25,000	26,015

Series 2013B, Rev., 5.00%, 7/1/2022	125,000	130,108

Maryland Health and Higher Educational Facilities Authority, Lifebridge Health Issue

Rev., 5.00%, 7/1/2022	50,000	51,996

Rev., 5.00%, 7/1/2023	160,000	173,973

Rev., 5.00%, 7/1/2025	45,000	52,608

Maryland Health and Higher Educational Facilities Authority, Loyola University Issue Series 2012A, Rev., 3.00%, 10/1/2022	50,000	51,465

Maryland Health and Higher Educational Facilities Authority, Pooled Loan Program Series B, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/10/2021 (c)	5,000,000	5,000,000

Maryland Health and Higher Educational Facilities Authority, University of Maryland Medical System Issue

Series 2013A, Rev., 4.00%, 7/1/2022 (b)	100,000	103,228

Series 2013A, Rev., 5.00%, 7/1/2022 (b)	25,000	26,015

Maryland Health and Higher Educational Facilities Authority, University of Pittsburgh Medical Center Series 2020B, Rev., 5.00%, 4/15/2022	255,000	262,744

Maryland Industrial Development Financing Authority, McDonogh School Facility Rev., 5.00%, 9/1/2022	55,000	57,613

Maryland National Capital Park and Planning Commission, Park Acquisition and Development Project

Series 2016B, Rev., GTD, 4.00%, 11/1/2021	25,000	25,161

Series PGC-2015A, GO, 5.00%, 1/15/2022	35,000	35,637

Series MC-2021A, Rev., GTD, 5.00%, 12/1/2022 (b)	50,000	53,040

SEE NOTES TO FINANCIAL STATEMENTS.

270	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Maryland — continued

Maryland Stadium Authority, Baltimore City Public Schools Rev., 5.00%, 5/1/2022	110,000	113,512

Maryland Stadium Authority, Montgomery County Conference Center

Rev., 5.00%, 6/15/2022	30,000	31,148

Rev., 5.00%, 6/15/2023	65,000	70,565

Maryland State Transportation Authority, Transportation Facilities Projects, Tax Exempt Rev., 5.00%, 7/1/2022	35,000	36,433

Maryland Water Quality Financing Administration Revolving Loan Fund Rev., 5.00%, 3/1/2022	45,000	46,097

Montgomery County Housing Opportunities Commission, Multi-Family Housing Series 2011A, Rev., VRDO, GNMA/FNMA/FHLMC, LOC: TD Bank NA, 0.03%, 9/9/2021 (c)	1,150,000	1,150,000

St. Mary’s College of Maryland Series 2018A, Rev., 4.00%, 9/1/2022	40,000	41,502

State of Maryland

Series 2014A, GO, 5.00%, 3/1/2022	50,000	51,224

GO, 5.00%, 8/1/2022	50,000	52,248

Series 2012C, GO, 4.00%, 8/15/2022	75,000	77,801

State of Maryland Department of Transportation

Rev., 5.00%, 10/1/2021	75,000	75,298

Rev., 5.00%, 11/1/2021	145,000	146,174

Rev., 5.00%, 12/1/2021	120,000	121,465

Rev., 5.00%, 12/15/2021	180,000	182,543

Rev., 5.00%, 2/1/2022	35,000	35,715

Rev., 5.00%, 6/1/2022	55,000	57,027

Rev., 5.00%, 10/1/2022	140,000	147,436

Rev., 5.00%, 2/15/2023	135,000	144,592

Rev., 5.00%, 10/1/2023	40,000	44,057

Rev., 5.00%, 11/1/2023	40,000	44,214

Rev., 5.00%, 12/15/2023	25,000	27,778

State of Maryland, State and Local Facilities Loan of 2014

Series 2014-2-C, GO, 5.00%, 8/1/2022	140,000	146,294

Series 2014B, GO, 5.00%, 8/1/2022 (b)	85,000	88,795

Series B, GO, 5.00%, 8/1/2022 (b)	55,000	57,456

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Maryland — continued

State of Maryland, State and Local Facilities Loan of 2015

Series 2015A, GO, 5.00%, 3/1/2022	35,000	35,857

Series A, GO, 5.00%, 8/1/2023	50,000	54,673

State of Maryland, State and Local Facilities Loan of 2016 Series 1, GO, 5.00%, 6/1/2022	50,000	51,839

State of Maryland, State and Local Facilities Loan of 2017

Series 2014A, GO, 5.00%, 3/1/2022 (b)	85,000	87,070

Series 2017A, GO, 5.00%, 8/1/2022	125,000	130,608

Series 2017B, GO, 5.00%, 8/1/2022	145,000	151,518

Series 2017A, GO, 5.00%, 8/1/2023	30,000	32,804

State of Maryland, State and Local Facilities Loan of 2018 Series 2018B, GO, 5.00%, 8/1/2022	165,000	172,418

Town of Ocean City, Mayor and City Council, Municipal Purpose

GO, 4.00%, 10/1/2021	25,000	25,079

GO, 5.00%, 12/1/2021	50,000	50,609

GO, 4.00%, 10/1/2022	50,000	52,110

University System of Maryland, Auxiliary Facility and Tuition

Series 2012D, Rev., 5.00%, 10/1/2021	155,000	155,611

Series 2017B, Rev., 5.00%, 4/1/2022	85,000	87,409

Washington Suburban Sanitary Commission, Consolidated Public Improvement Rev., GTD, 5.00%, 6/1/2022	45,000	46,658

Washington Suburban Sanitary District, Consolidated Public Improvement

Rev., GTD, 3.00%, 6/1/2022	130,000	132,849

Rev., GTD, 5.00%, 6/1/2022	75,000	77,764

Rev., GTD, 5.00%, 6/1/2023	35,000	37,984

Total Maryland		18,408,130

Massachusetts — 2.6%

Acton & Boxborough Regional School District GO, 5.00%, 3/1/2022	35,000	35,859

Berkshire Hills Regional School District

GO, 5.00%, 10/15/2021	20,000	20,117

GO, 5.00%, 10/15/2022	55,000	58,007

Boston Water & Sewer Commission

Series 2012A, Rev., 4.00%, 11/1/2021	120,000	120,773

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	271

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Massachusetts — continued

Series 2016A, Rev., 5.00%, 11/1/2021	260,000	262,100

Series B, Rev., 5.00%, 11/1/2021	50,000	50,404

Series A, Rev., 5.00%, 11/1/2022	25,000	26,429

City of Amesbury GO, 4.00%, 9/1/2022	25,000	25,977

City of Beverly GO, 5.00%, 1/15/2023	50,000	53,330

City of Beverly, Municipal Purpose Loan GO, 3.00%, 9/1/2022	40,000	41,148

City of Boston

Series 2012D, GO, 4.00%, 10/1/2021	55,000	55,175

Series 2014A, GO, 5.00%, 3/1/2022	40,000	40,981

Series 2012A, GO, 5.00%, 4/1/2022	125,000	128,580

Series 2010B, GO, 3.00%, 4/1/2023	40,000	41,839

City of Fall River

GO, 5.00%, 12/1/2021	30,000	30,362

GO, 4.00%, 3/1/2022	100,000	101,926

GO, 4.00%, 7/15/2022	35,000	36,174

City of Framingham, Municipal Purpose Loan

GO, 4.00%, 11/1/2021	25,000	25,161

Series 2012A, GO, 3.00%, 12/1/2021	45,000	45,326

GO, 5.00%, 12/1/2021	85,000	86,035

GO, 5.00%, 11/1/2022	45,000	47,573

GO, 5.00%, 12/1/2022	20,000	21,225

GO, 5.00%, 12/15/2022	45,000	47,840

City of Holyoke GO, BAN, 2.00%, 9/24/2021	2,952,146	2,955,427

City of Lawrence GO, 5.00%, 2/1/2022	50,000	51,013

City of Lowell GO, 4.00%, 9/1/2022	40,000	41,551

City of Marlborough, Municipal Purpose Loan

GO, 4.00%, 6/15/2022	25,000	25,770

GO, 5.00%, 6/15/2022	20,000	20,774

City of Methuen, State Qualified Deficit Financing GO, BAN, 2.00%, 9/1/2021	3,235,000	3,235,000

City of Northampton GO, 5.00%, 9/1/2021	20,000	20,000

City of Northampton, Municipal Purpose Loan GO, 5.00%, 5/15/2022	50,000	51,719

City of Peabody, Municipal Purpose Loan

GO, 4.00%, 10/1/2021	35,000	35,108

Series 2015A, GO, 5.00%, 11/15/2021	75,000	75,737

GO, 4.00%, 10/1/2022	35,000	36,450

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Massachusetts — continued

City of Revere GO, 5.00%, 9/1/2021	500,000	500,000

City of Revere, Qualified Municipal Purpose Loan of 2015 GO, 4.00%, 12/1/2021	50,000	50,479

City of Salem, Municipal Purpose Loan GO, 5.00%, 9/15/2022	25,000	26,271

City of Somerville, District Improvement Financing GO, 5.00%, 5/15/2022	25,000	25,863

City of Somerville, Municipal Purpose Loan of 2013 GO, 5.00%, 10/1/2022	70,000	73,710

City of Springfield GO, 4.00%, 9/1/2022	80,000	83,102

City of Taunton Series B, GO, BAN, 1.25%, 12/16/2021	1,450,000	1,454,236

City of Taunton, State Qualified Municipal Purpose Loan GO, 3.00%, 9/1/2021	60,000	60,000

City of Waltham, Municipal Purpose Loan GO, 4.10%, 2/1/2023	35,000	35,113

City of Westfield, Municipal Purpose Loan GO, 5.00%, 2/15/2022	55,000	56,198

City of Woburn, Municipal Purpose Loan

GO, 4.00%, 11/15/2022	20,000	20,936

GO, 2.63%, 11/15/2025	100,000	102,536

City of Worcester, Municipal Purpose Loan

Series 2014A, GO, 3.00%, 11/1/2022 (b)	45,000	46,491

Series 2014A, GO, 4.00%, 11/1/2022	50,000	52,253

Commonwealth of Massachusetts

Series 2018C, GO, 5.00%, 9/1/2021	50,000	50,000

Series 2006B, GO, AGM, 5.25%, 9/1/2021	25,000	25,000

Series 2016C, GO, 5.00%, 10/1/2021	440,000	441,755

Series 2004C, GO, AGM, 5.50%, 12/1/2021	35,000	35,471

Series 2016C, GO, 5.00%, 4/1/2022	205,000	210,884

Series 2016D, GO, 5.00%, 4/1/2022	50,000	51,435

Series 2019C, GO, 5.00%, 5/1/2022	30,000	30,985

Series 2016A, GO, 5.00%, 7/1/2022	30,000	31,231

Series 2016B, GO, 5.00%, 7/1/2022	100,000	104,104

Series 2019A, GO, 5.00%, 7/1/2022	50,000	52,052

Series C, GO, 5.00%, 7/1/2022 (b)	60,000	62,451

Series 2013B, GO, 5.00%, 8/1/2022	90,000	94,063

Series C, GO, 5.00%, 8/1/2022	75,000	78,386

SEE NOTES TO FINANCIAL STATEMENTS.

272	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Massachusetts — continued

Series 2004A, GO, 5.25%, 8/1/2022	295,000	308,991

Series B, GO, 5.25%, 8/1/2022	275,000	288,043

Series B, GO, NATL-RE-IBC, 5.25%, 8/1/2022	120,000	125,691

Series B, GO, AGM, 5.25%, 9/1/2022	40,000	42,070

Series C, GO, 5.00%, 10/1/2022	55,000	57,934

Series 2017E, GO, 5.00%, 11/1/2022	45,000	47,584

Series F, GO, 5.00%, 11/1/2022 (b)	140,000	147,944

Series 2004C, GO, AGM, 5.50%, 12/1/2022	40,000	42,698

Series C, GO, AMBAC, 5.50%, 12/1/2022	35,000	37,370

Series 2019C, GO, 5.00%, 5/1/2023	30,000	32,437

Series 2020A, GO, 5.00%, 6/1/2023 (c)	400,000	433,807

Series 2016A, GO, 5.00%, 7/1/2023	20,000	21,785

Series 2016B, GO, 5.00%, 7/1/2023	70,000	76,248

Series 2017D, GO, 5.00%, 7/1/2023	45,000	49,017

Series B, GO, 5.25%, 8/1/2023	20,000	21,961

Series C, GO, 5.00%, 10/1/2023	25,000	27,524

Commonwealth of Massachusetts Federal Highway, Accelerated Bridge Program

Rev., GAN, 5.00%, 6/15/2022 (b)	320,000	332,261

Series 2014A, Rev., GAN, 5.00%, 6/15/2022	95,000	98,667

Series 2013A, Rev., GAN, 5.00%, 6/15/2023	25,000	25,953

Commonwealth of Massachusetts Transportation Fund, Rail Enhancement Program Series 2015A, Rev., 5.00%, 6/1/2022	455,000	471,697

Commonwealth of Massachusetts, Consolidated Loan of 2011

Series 2011D, GO, 3.00%, 10/1/2021 (b)	225,000	225,522

Series 2011D, GO, 4.25%, 10/1/2021 (b)	250,000	250,835

Series 2011D, GO, 5.00%, 10/1/2021 (b)	890,000	893,511

Commonwealth of Massachusetts, Consolidated Loan of 2014

Series 2014A, GO, 4.00%, 12/1/2021 (b)	175,000	176,686

Series 2014A, GO, 4.50%, 12/1/2021 (b)	420,000	424,566

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Massachusetts — continued

Series 2014A, GO, 5.00%, 12/1/2021 (b)	645,000	652,810

Series C, GO, 5.00%, 7/1/2022 (b)	420,000	437,045

Subseries D-2, GO, 1.70%, 8/1/2022 (c)	635,000	643,938

Series F, GO, 5.00%, 11/1/2022 (b)	75,000	79,256

Commonwealth of Massachusetts, Consolidated Loan of 2014, Green Bonds

Series E, GO, 2.00%, 9/1/2021	25,000	25,000

Series E, GO, 4.00%, 9/1/2021	25,000	25,000

Series E, GO, 2.00%, 9/1/2022	100,000	101,936

Series E, GO, 5.00%, 9/1/2022 (b)	110,000	115,348

Commonwealth of Massachusetts, Consolidated Loan of 2015 Series 2015A, GO, 5.00%, 5/1/2022	30,000	30,984

Commonwealth of Massachusetts, Consolidated Loan of 2016

Series 2016A, GO, 5.00%, 3/1/2022	395,000	404,711

Series 2016H, GO, 5.00%, 12/1/2022	20,000	21,229

Commonwealth of Massachusetts, Consolidated Loan of 2017

Series 2017E, GO, 5.00%, 11/1/2021	325,000	327,636

Series 2017C, GO, 5.00%, 2/1/2022	45,000	45,921

Commonwealth of Massachusetts, Special Obligation Dedicated Tax Rev., NATL-RE, 5.50%, 1/1/2022	205,000	208,524

Concord & Carlisle Regional School District, Unlimited Tax GO, 5.00%, 3/15/2022	25,000	25,659

Gateway Regional School District, State Qualified School GO, 4.00%, 12/1/2021	50,000	50,487

Massachusetts Bay Transportation Authority Assessment

Series 2021A, Rev., 4.00%, 7/1/2022	80,000	82,605

Series 2012A, Rev., 5.00%, 7/1/2022	275,000	286,239

Massachusetts Bay Transportation Authority Sales Tax Series 2008B, Rev., 5.00%, 7/1/2022	25,000	26,022

Massachusetts Bay Transportation Authority, Sales Tax

Rev., BAN, 4.00%, 12/1/2021	1,610,000	1,625,594

Series 2005A, Rev., 5.00%, 7/1/2022	290,000	301,851

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	273

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Massachusetts — continued

Series 2015A, Rev., 5.00%, 7/1/2022	60,000	62,452

Series 2020B-2, Rev., 5.00%, 7/1/2022	190,000	197,765

Series A, Rev., 5.00%, 7/1/2022	75,000	78,065

Series 2003C, Rev., 5.25%, 7/1/2022	25,000	26,074

Series 2006A, Rev., 5.25%, 7/1/2022	100,000	104,294

Series 2006B, Rev., 5.25%, 7/1/2022	20,000	20,859

Series B, Rev., 5.25%, 7/1/2022	90,000	93,865

Series 2004C, Rev., 5.50%, 7/1/2022	355,000	370,981

Massachusetts Clean Energy Cooperative Corp., Municipal Lighting Plant Cooperative Rev., 5.00%, 7/1/2022	25,000	25,953

Massachusetts Clean Water Trust (The), Revolving Funds

Series 21, Rev., 4.00%, 8/1/2022	25,000	25,895

Rev., 5.00%, 8/1/2022	210,000	219,441

Series 2012B, Rev., 5.00%, 8/1/2022	25,000	26,124

Massachusetts Department of Transportation, Capital Appreciation Series 1997-C, Rev., NATL-RE, Zero Coupon, 1/1/2022	115,000	114,878

Massachusetts Development Finance Agency, Babson College Issue

Rev., 5.00%, 10/1/2021	25,000	25,095

Series 2015A, Rev., 5.00%, 10/1/2022	80,000	84,070

Massachusetts Development Finance Agency, Berklee College of Music Rev., 5.25%, 10/1/2021 (b)	255,000	256,057

Massachusetts Development Finance Agency, Boston University Issue Series 2019DD-1, Rev., 5.00%, 4/1/2024 (c)	625,000	684,125

Massachusetts Development Finance Agency, Caregroup Issue

Series 2015 H-1, Rev., 5.00%, 7/1/2022	40,000	41,590

Series 2018J-1, Rev., 5.00%, 7/1/2022	25,000	25,994

Series 2015H-1, Rev., 5.00%, 7/1/2023	25,000	27,169

Series 2015H-1, Rev., 5.00%, 7/1/2025	35,000	41,034

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Massachusetts — continued

Massachusetts Development Finance Agency, College of the Holy Cross

Series 2016A, Rev., 5.00%, 9/1/2021	55,000	55,000

Series 2016A, Rev., 5.00%, 9/1/2022	45,000	47,184

Massachusetts Development Finance Agency, Commonwealth Contract Assistance Series 2014A, Rev., 5.00%, 5/1/2022 (b)	155,000	160,039

Massachusetts Development Finance Agency, Harvard University Series 2016A, Rev., 5.00%, 7/15/2022	30,000	31,289

Massachusetts Development Finance Agency, Multi-Family, Lyman Terrace Phase II Issue Rev., 1.39%, 2/1/2022 (c)	634,000	636,926

Massachusetts Development Finance Agency, North Hill Community Issue Series 2013A, Rev., 6.50%, 11/15/2023 (b) (f)	250,000	284,361

Massachusetts Development Finance Agency, Northeastern University Issue Series 2020A, Rev., 5.00%, 10/1/2022	45,000	47,350

Massachusetts Development Finance Agency, Partners Healthcare System Issue

Series 2017S, Rev., (SIFMA Municipal Swap Index Yield + 0.50%), 0.52%, 9/9/2021 (d)	250,000	250,457

Rev., 5.00%, 7/1/2022	100,000	104,052

Series 2014M-4, Rev., 5.00%, 7/1/2022	50,000	52,026

Series 2016Q, Rev., 5.00%, 7/1/2022	25,000	26,013

Series 2014M-4, Rev., 5.00%, 7/1/2023 (b)	30,000	32,659

Series 2017S-4, Rev., 5.00%, 1/25/2024 (c)	200,000	222,861

Series 2016S-2, Rev., 5.00%, 1/30/2025 (c)	60,000	69,478

Massachusetts Development Finance Agency, Suffolk University Issue Rev., 5.00%, 7/1/2023	115,000	124,755

Massachusetts Development Finance Agency, Umass Memorial Health Care Obligated Group Issue Series I, Rev., 5.00%, 7/1/2022	245,000	254,487

SEE NOTES TO FINANCIAL STATEMENTS.

274	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Massachusetts — continued

Massachusetts Development Finance Agency, Wellforce Issue Series 2020C, Rev., AGM, 5.00%, 10/1/2022	50,000	52,544

Massachusetts Development Finance Agency, Williams College Series 2013P, Rev., 5.00%, 7/1/2022	145,000	150,901

Massachusetts Health and Educational Facilities Authority, Harvard University

Series 2010A, Rev., 4.00%, 12/15/2021	40,000	40,452

Series A, Rev., 5.00%, 12/15/2021	435,000	441,157

Massachusetts Health and Educational Facilities Authority, Massachusetts Institute of Technology Series 2002K, Rev., 5.50%, 7/1/2022	85,000	88,819

Massachusetts Health and Educational Facilities Authority, Northeastern University Series 2010A, Rev., 5.00%, 10/1/2021	275,000	276,074

Massachusetts Housing Finance Agency Series 2015D, Rev., 2.60%, 12/1/2022	50,000	51,350

Massachusetts Housing Finance Agency, Multi-Family Conduit, Chestnut Park Project Series 2018A, Rev., 2.40%, 12/1/2021 (c)	200,000	201,121

Massachusetts Housing Finance Agency, Single Family Social Bonds Series 220, Rev., GNMA/FNMA/FHLMC, 5.00%, 6/1/2023	295,000	319,770

Massachusetts Housing Finance Agency, Sustainability Bonds

Series C2, Rev., FHA, 0.40%, 12/1/2022	650,000	650,499

Series 2020C-2, Rev., FHA, 0.50%, 6/1/2023	765,000	765,488

Series 2020A-3, Rev., FHA, 0.88%, 12/1/2023	300,000	301,179

Massachusetts Port Authority Series C, Rev., 5.00%, 7/1/2022 (b)	20,000	20,803

Massachusetts School Building Authority, Dedicated Sales Tax

Series 2011B, Rev., 4.00%, 10/15/2021	150,000	150,704

Series 2011B, Rev., 5.00%, 10/15/2021 (b)	1,960,000	1,971,484

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Massachusetts — continued

Series 2011B, Rev., 5.25%, 10/15/2021 (b)	135,000	135,830

Series 2012A, Rev., 4.00%, 8/15/2022 (b)	45,000	46,666

Series 2012B, Rev., 4.00%, 8/15/2022 (b)	50,000	51,852

Series 2012A, Rev., 5.00%, 8/15/2022	1,120,000	1,172,268

Series 2012B, Rev., 5.00%, 8/15/2022 (b)	885,000	926,199

Series 2012A, Rev., 5.00%, 8/15/2023	25,000	26,173

Series 2012A, Rev., 5.00%, 8/15/2024	145,000	151,653

Massachusetts State College Building Authority

Series 2012B, Rev., 3.75%, 5/1/2022 (b)	25,000	25,600

Series 2012A, Rev., 5.00%, 5/1/2022 (b)	75,000	77,438

Series 2012B, Rev., 5.00%, 5/1/2022 (b)	40,000	41,301

Massachusetts Transportation Trust Fund Metropolitan Highway System

Series 2019A, Rev., 5.00%, 1/1/2022	175,000	177,820

Series 2019A, Rev., 5.00%, 1/1/2024	95,000	105,496

Series 2019A, Rev., 5.00%, 1/1/2025	75,000	86,566

Massachusetts Water Resources Authority

Series 2012-A, Rev., 5.00%, 8/1/2022 (b)	50,000	52,221

Series 2013A, Rev., 5.00%, 8/1/2022	25,000	26,121

Series 2017C, Rev., 5.00%, 8/1/2022	30,000	31,346

Series 2002J, Rev., AGM, 5.50%, 8/1/2022	25,000	26,236

Series 2013A, Rev., 5.00%, 8/1/2023	25,000	27,331

Mendon Upton Regional School District GO, 3.00%, 6/1/2022	25,000	25,531

Merrimack Valley Regional Transit Authority Rev., RAN, 1.00%, 6/24/2022	8,400,000	8,448,651

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	275

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Massachusetts — continued

Metrowest Regional Transit Authority Rev., RAN, 1.50%, 9/17/2021	4,770,000	4,772,465

Minuteman Regional Vocational Technical School District GO, 5.00%, 10/15/2022	25,000	26,349

Monomoy Regional School District GO, 5.00%, 9/15/2022	25,000	26,274

Onset Fire District GO, 5.00%, 10/15/2022	55,000	57,949

Springfield Water and Sewer Commission

Series 2017B, Rev., 5.00%, 4/15/2022	75,000	77,244

Series 2014C, Rev., 5.00%, 7/15/2022	60,000	62,529

Town of Andover, Municipal Purpose Loan

GO, 5.00%, 9/1/2021	50,000	50,000

GO, 3.00%, 9/15/2021	20,000	20,021

GO, 4.00%, 6/15/2022	30,000	30,925

Town of Arlington, Municipal Purpose Loan GO, 4.00%, 11/1/2021	30,000	30,193

Town of Ashland, Municipal Purpose Loan GO, 5.00%, 5/15/2022	25,000	25,865

Town of Barnstable GO, 4.00%, 6/15/2022	30,000	30,925

Town of Bedford GO, 5.00%, 8/15/2022	25,000	26,169

Town of Belmont, Municipal Purpose Loan of 2018 GO, 3.00%, 5/1/2022	30,000	30,580

Town of Belmont, Unlimited Tax GO, 5.00%, 8/15/2022	25,000	26,169

Town of Bourne GO, 2.00%, 7/15/2022	25,000	25,418

Town of Bourne, Municipal Purpose Loan

GO, 5.00%, 11/15/2021	90,000	90,901

GO, 5.00%, 12/1/2021	80,000	80,977

GO, 5.00%, 5/15/2022	30,000	31,038

Town of Braintree, Municipal Purpose Loan

GO, 3.50%, 10/15/2021	145,000	145,589

GO, 4.00%, 10/15/2022	45,000	46,961

Town of Chelmsford GO, 5.00%, 4/1/2022	20,000	20,570

Town of Chelmsford, Municipal Purpose Loan GO, 4.00%, 6/15/2022	50,000	51,533

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Massachusetts — continued

Town of Danvers, Municipal Purpose Loan Series 2019A, GO, 5.00%, 8/15/2022	85,000	88,992

Town of Dracut, Municipal Purpose Loan GO, 5.00%, 9/15/2021	25,000	25,044

Town of Duxbury, Municipal Purpose Loan GO, 4.00%, 9/1/2022	25,000	25,977

Town of Eastham, Municipal Purpose Loan GO, 5.00%, 11/1/2021	30,000	30,240

Town of Fairhaven GO, 3.00%, 12/15/2021	50,000	50,417

Town of Falmouth, Municipal Purpose Loan

GO, 3.00%, 3/1/2022	30,000	30,435

Series 2014A, GO, 4.00%, 7/15/2022	20,000	20,680

Town of Franklin

GO, 4.00%, 3/1/2022	80,000	81,549

GO, 4.00%, 3/15/2022	40,000	40,835

Town of Grafton

GO, 3.00%, 4/1/2022 (b)	25,000	25,409

GO, 4.00%, 4/1/2022	40,000	40,913

Town of Great Barrington, Municipal Purpose Loan GO, 4.00%, 6/15/2022	25,000	25,769

Town of Groton, Municipal Purpose Loan GO, 4.00%, 2/15/2022	50,000	50,886

Town of Hanover, Municipal Purpose Loan

GO, 4.00%, 9/1/2021	45,000	45,000

GO, 5.00%, 5/15/2022	25,000	25,854

Town of Harwich, Municipal Purpose Loan GO, 4.00%, 10/1/2021	25,000	25,079

Town of Holliston, Municipal Purpose Loan GO, 5.00%, 4/1/2022	60,000	61,718

Town of Lexington GO, 4.00%, 2/1/2022	40,000	40,650

Town of Lexington, Municipal Purpose Loan

GO, 4.00%, 2/15/2022	25,000	25,444

GO, 4.00%, 6/15/2022	20,000	20,615

Town of Longmeadow, Municipal Purpose Loan GO, 5.00%, 4/1/2022	25,000	25,706

Town of Marblehead GO, 4.00%, 8/15/2023	50,000	50,154

Town of Marblehead, Municipal Purpose Loan GO, 5.00%, 7/15/2022	35,000	36,491

SEE NOTES TO FINANCIAL STATEMENTS.

276	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Massachusetts — continued

Town of Marshfield, Municipal Purpose Loan GO, 5.00%, 9/15/2021	40,000	40,071

Town of Mendon, Municipal Purpose Loan GO, 3.00%, 2/15/2022	50,000	50,655

Town of Merrimac, Municipal Purpose Loan GO, 5.00%, 9/15/2021	25,000	25,045

Town of Middleborough, Municipal Purpose Loan

GO, 2.00%, 10/1/2021	25,000	25,039

GO, 5.00%, 10/1/2021	40,000	40,158

Town of Milford GO, 2.00%, 1/15/2022	25,000	25,176

Town of Millis, Municipal Purpose Loan GO, 5.00%, 11/1/2022	25,000	26,420

Town of Milton GO, 3.00%, 1/15/2022	100,000	101,081

Town of Nantucket, Municipal Purpose Loan GO, 5.00%, 12/1/2021	65,000	65,792

Town of North Reading, Municipal Purpose Loan GO, 5.00%, 5/15/2022	180,000	186,174

Town of Norwood, Municipal Purpose Loan GO, 4.00%, 7/15/2022	25,000	25,845

Town of Oak Bluffs, Municipal Purpose Loan GO, 5.00%, 9/1/2021	25,000	25,000

Town of Orleans, Municipal Purpose Loan

GO, 5.00%, 9/15/2021	90,000	90,160

GO, 5.00%, 2/1/2022	30,000	30,613

Town of Randolph, Municipal Purpose Loan

GO, 5.00%, 9/15/2021	35,000	35,062

GO, 4.00%, 5/15/2022	25,000	25,678

Town of Reading, Municipal Purpose Loan GO, 4.00%, 6/15/2022	20,000	20,615

Town of Rockland, State Qualified Municipal Purpose Loan GO, 3.00%, 7/1/2022	25,000	25,607

Town of Salisbury, Municipal Purpose Loan GO, 4.00%, 8/1/2022	25,000	25,893

Town of Scituate, Municipal Purpose Loan GO, 5.00%, 9/15/2021	20,000	20,036

Town of South Hadley, Golf Course Series 2017B, GO, 4.00%, 8/15/2022	70,000	72,580

Town of Stockbridge GO, 3.00%, 10/15/2021	50,000	50,176

Town of Stockbridge, Highway Garage GO, 3.00%, 6/1/2022	40,000	40,858

Town of Stoughton, Municipal Purpose Loan GO, 5.00%, 10/15/2022	35,000	36,917

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Massachusetts — continued

Town of Sturbridge, Municipal Purpose Loan GO, 4.00%, 11/15/2021 (b)	40,000	40,312

Town of Tewksbury, Unlimited Tax GO, 5.00%, 6/1/2022	35,000	36,284

Town of Topsfield, Municipal Purpose Loan GO, 5.00%, 3/1/2022	35,000	35,859

Town of Tyngsborough, Municipal Purpose Loan GO, 4.00%, 10/15/2021	70,000	70,328

Town of Watertown, Municipal Purpose Loan

GO, 4.00%, 1/15/2022	20,000	20,290

GO, 3.00%, 5/15/2022	30,000	30,614

GO, 5.00%, 6/15/2022	25,000	25,965

Town of Wayland, Municipal Purpose Loan GO, 5.00%, 11/1/2022	75,000	79,288

Town of Wellesley, Municipal Purpose Loan

GO, 4.00%, 12/1/2021	85,000	85,823

GO, 4.00%, 6/1/2022	70,000	72,046

Town of West Bridgewater GO, BAN, 2.00%, 11/26/2021	1,713,832	1,720,672

Town of West Springfield, Municipal Purpose Loan GO, 4.00%, 9/15/2022	75,000	78,004

Town of Westborough, Municipal Purpose Loan GO, 5.00%, 8/15/2022	85,000	88,992

Town of Weston GO, 4.00%, 12/1/2022	25,000	26,219

Town of Weston, Municipal Purpose Loan GO, 4.00%, 2/1/2022	50,000	50,158

Town of Wilmington, School

GO, 3.50%, 3/15/2022 (b)	45,000	45,812

GO, 5.00%, 3/15/2022 (b)	75,000	76,976

Town of Winchester, Municipal Purpose Loan GO, 5.00%, 7/1/2022	35,000	36,427

Town of Winthrop, Municipal Purpose Loan GO, 4.00%, 11/15/2022	50,000	52,359

Town of Winthrop, School GO, 4.00%, 9/1/2021	25,000	25,000

Town of Yarmouth, Municipal Purpose Loan GO, 5.00%, 12/15/2021	55,000	55,774

University of Massachusetts Building Authority

Series 2014-3, Rev., 5.00%, 11/1/2021	30,000	30,243

Series 2015-2, Rev., 5.00%, 11/1/2022	150,000	158,594

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	277

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Massachusetts — continued

Series 2021-1, Rev., 5.00%, 11/1/2022	90,000	95,157

University of Massachusetts Building Authority Project Series 2013-1, Rev., 5.00%, 11/1/2022 (b)	25,000	26,418

Wachusett Regional School District, State Qualified School GO, 4.00%, 12/1/2022	20,000	20,908

Woods Hole, Martha’s Vineyard and Nantucket Steamship Authority Series 2015A, Rev., GTD, 5.00%, 3/1/2022	100,000	102,438

Total Massachusetts		55,057,965

Michigan — 3.1%

Algonac Community Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2022	60,000	61,489

Anchor Bay School District, Unlimited Tax

Series 2017-I, GO, Q-SBLF, 3.00%, 11/1/2021	100,000	100,463

GO, Q-SBLF, 3.00%, 5/1/2022	50,000	50,937

Ann Arbor School District

GO, Q-SBLF, 4.00%, 5/1/2022	25,000	25,648

GO, Q-SBLF, 5.00%, 5/1/2022 (b)	155,000	160,039

GO, 5.00%, 5/1/2022	35,000	36,139

Ann Arbor School District, Unlimited Tax

GO, 5.00%, 5/1/2022	75,000	77,441

GO, Q-SBLF, 5.00%, 5/1/2022	80,000	82,603

Avondale School District, Unlimited Tax GO, Q-SBLF, 5.00%, 11/1/2021	175,000	176,413

Big Walnut Local School District, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2022	25,000	25,643

Birmingham City School District, Unlimited Tax

GO, 4.00%, 5/1/2022	40,000	41,039

GO, 5.00%, 5/1/2022	70,000	72,283

Brighton Area School District, School Building and Site Series 2013-II, GO, Q-SBLF, 5.00%, 5/1/2022	300,000	309,537

Buchanan Community Schools GO, Q-SBLF, 3.00%, 5/1/2022	25,000	25,482

Caledonia Community Schools, Unlimited Tax Series 2020-I, GO, Q-SBLF, 4.00%, 5/1/2022	50,000	51,285

Center Line Public Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2022	25,000	25,631

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Michigan — continued

Central Michigan University Rev., 5.00%, 10/1/2021	245,000	245,949

Charlotte Public School District GO, Q-SBLF, 5.00%, 5/1/2022	45,000	46,455

Charter Township of Canton, Limited Tax GO, 5.00%, 10/1/2022	65,000	68,365

Charter Township of Commerce, Limited Tax Series 2016A, GO, 5.00%, 4/1/2023	95,000	102,210

Charter Township of Lyon Series 2006-A, GO, XLCA, 4.13%, 11/1/2023	45,000	45,297

Chippewa Valley Schools GO, Q-SBLF, 5.00%, 5/1/2022	90,000	92,910

Chippewa Valley Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2023	20,000	21,261

City of Ann Arbor, Sewage Disposal System Rev., 3.00%, 7/1/2022	20,000	20,484

City of Dearborn Capital Improvement GO, 3.00%, 5/1/2022	25,000	25,465

City of Detroit, Sewage Disposal System Series 2012A, Rev., AGM, 5.00%, 7/1/2022 (b)	50,000	52,029

City of Farmington Hills, Capital Improvement GO, 3.00%, 10/1/2021	20,000	20,047

City of Frankenmuth, Capital Improvement, Limited Tax GO, 3.00%, 5/1/2022	40,000	40,744

City of Grand Rapids, Capital Improvement, Limited Tax GO, 5.00%, 4/1/2024	50,000	56,122

City of Grand Rapids, Limited Tax

GO, 5.00%, 5/1/2022	45,000	46,452

GO, 5.00%, 10/1/2022	25,000	26,297

City of Grand Rapids, Sanitary Sewer System Rev., 5.00%, 1/1/2022	115,000	116,849

City of Grand Rapids, Water Supply System Rev., 5.00%, 1/1/2023	30,000	31,912

City of Kalamazoo, Capital Improvement, Limited Tax GO, 4.00%, 4/1/2022	25,000	25,556

City of Kalamazoo, Wastewater System Rev., 3.15%, 10/1/2022	25,000	25,060

City of Kalamazoo, Water Supply System Rev., 4.00%, 9/1/2021	25,000	25,000

City of Lansing, Sewage Disposal System Rev., 5.00%, 5/1/2022	55,000	56,752

City of Marquette, Capital Improvement GO, 4.00%, 5/1/2023	200,000	212,544

SEE NOTES TO FINANCIAL STATEMENTS.

278	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Michigan — continued

GO, 4.00%, 5/1/2024	210,000	230,467

GO, 4.00%, 5/1/2025	290,000	327,636

City of Marquette, Limited Tax GO, 4.00%, 10/1/2021	65,000	65,201

City of Marquette, Transportation Fund , Limited Tax

GO, 4.00%, 5/1/2023	170,000	180,662

GO, 4.00%, 5/1/2024	125,000	137,183

GO, 4.00%, 5/1/2025	105,000	118,627

City of Novi GO, 4.00%, 10/1/2021	60,000	60,185

City of Port Huron, Limited Tax

GO, 4.00%, 10/1/2025	520,000	591,549

GO, 4.00%, 10/1/2026	305,000	354,638

City of Romulus, Limited Tax, Capital Improvement Series 2017A, GO, 4.00%, 11/1/2022	25,000	26,106

City of Royal Oak, Limited Tax, Capital Improvement

GO, 3.00%, 10/1/2021	110,000	110,250

GO, 3.00%, 10/1/2022	25,000	25,757

City of South Haven, Limited Tax GO, 4.00%, 12/1/2021	50,000	50,470

City of Southfield, Street Improvement, Unlimited Tax GO, 3.00%, 5/1/2023	20,000	20,922

City of Southfield, Water and Sewer Capital Improvement, Limited Tax GO, 3.00%, 5/1/2023	85,000	88,920

City of Sterling Heights, Capital Improvement GO, 5.00%, 4/1/2022	45,000	46,270

City of Warren, Limited Tax, Capital Improvement GO, AGM, 3.00%, 5/1/2022	25,000	25,472

Clintondale Community Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2022	110,000	113,587

Coldwater Community Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2022	115,000	118,719

County of Grand Traverse, Limited Tax GO, 3.00%, 6/1/2022	50,000	51,050

County of Ingham, Limited Tax Rev., 4.00%, 5/1/2022	50,000	51,289

County of Jackson, Transportation

GO, 2.00%, 5/1/2022	115,000	116,376

GO, 2.00%, 5/1/2024	250,000	261,250

County of Kalamazoo, Juvenile Home Facilities GO, 5.00%, 4/1/2022	25,000	25,709

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Michigan — continued

County of Livingston, Limited Tax GO, 3.00%, 5/1/2023 (b)	25,000	26,171

County of Macomb, Limited Tax GO, 4.00%, 5/1/2023	35,000	37,262

County of Ottawa GO, 5.00%, 11/1/2021	100,000	100,801

County of Saginaw, Limited Tax GO, 4.00%, 11/1/2021	50,000	50,312

Crestwood School District, Unlimited Tax GO, Q-SBLF, 3.00%, 5/1/2022	50,000	50,930

Davison Community Schools, Unlimited Tax GO, 3.00%, 5/1/2022	30,000	30,554

De Witt Public Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2023	50,000	53,966

Dearborn School District, Limited Tax GO, 3.00%, 5/1/2022	915,000	932,697

Detroit City School District, Unlimited Tax Series 2012A, GO, Q-SBLF, 5.00%, 5/1/2022	25,000	25,800

Detroit Wayne County Stadium Authority Rev., AGM, 5.00%, 10/1/2021	3,000,000	3,011,567

Dexter Community Schools, School Building and Site, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2022	290,000	297,533

Dundee Community Schools, Unlimited Tax GO, Q-SBLF, 3.00%, 5/1/2023	50,000	52,289

East Grand Rapids Public School District, Unlimited Tax Series 2020A, GO, Q-SBLF, 4.00%, 5/1/2022	60,000	61,538

East Lansing School District, Unlimited Tax

GO, Q-SBLF, 5.00%, 5/1/2022	75,000	77,441

Series 2020-II, GO, Q-SBLF, 4.00%, 5/1/2023	180,000	191,476

Farmington Public School District, School Building Site, Unlimited Tax GO, 4.00%, 5/1/2023	20,000	21,279

Ferndale Public Schools GO, Q-SBLF, 4.00%, 5/1/2022	25,000	25,643

Forest Hills Public Schools, Unlimited Tax

Series I, GO, 3.00%, 5/1/2022	100,000	101,914

GO, 4.00%, 5/1/2022	30,000	30,773

Fraser Public School District, School Building and Site, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2023	35,000	37,788

Gerald R Ford International Airport Authority, Limited Tax Rev., GTD, 5.00%, 1/1/2023	20,000	21,303

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	279

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Michigan — continued

Grand Blanc Community Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2022 (b)	100,000	102,520

Grand Haven Area Public Schools, School Building and Site, Unlimited Tax GO, 5.00%, 11/1/2021	35,000	35,280

Grand Ledge Public Schools, School Building and Site, Unlimited Tax Series 2021-II, GO, Q-SBLF, 4.00%, 5/1/2023	95,000	101,008

Grand Rapids Community College, Limited Tax GO, 3.00%, 5/1/2022	30,000	30,558

Grand Rapids Public Schools, Unlimited Tax GO, AGM, 5.00%, 5/1/2022	25,000	25,807

Grand Traverse County Hospital Finance Authority, Munson Healthcare Obligated Group

Series 2019A, Rev., 5.00%, 7/1/2022	60,000	62,416

Series 2019A, Rev., 5.00%, 7/1/2024	130,000	147,237

Grand Valley State University

Series 2014B, Rev., 5.00%, 12/1/2021	110,000	111,309

Series 2015A, Rev., 5.00%, 12/1/2021	200,000	202,093

Series 2016A, Rev., 5.00%, 12/1/2021	435,000	440,178

Rev., 5.00%, 12/1/2022	20,000	21,196

Series 2014B, Rev., 5.00%, 12/1/2023	310,000	342,327

Series 2016A, Rev., 5.00%, 12/1/2024	670,000	769,089

Grosse Ile Township School District, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2022	50,000	51,593

Grosse Pointe Public Library GO, 5.00%, 4/1/2022	110,000	113,131

Healthsource Saginaw, Inc., Unlimited Tax GO, 4.00%, 5/1/2023	50,000	51,263

Holton Public Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2022	25,000	25,648

Houghton-Portage Township School District, Unlimited Tax Series 2016A, GO, Q-SBLF, 3.00%, 5/1/2022	25,000	25,485

Howell Public Schools, Unlimited Tax

GO, Q-SBLF, 4.00%, 5/1/2022 (b)	65,000	66,660

GO, Q-SBLF, 5.00%, 5/1/2022	25,000	25,796

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Michigan — continued

Huron School District Series 2015A, GO, Q-SBLF, 4.00%, 5/1/2022	30,000	30,757

Huron School District, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2022	50,000	51,593

Kalamazoo Hospital Finance Authority, Bronson Healthcare Group

Rev., 5.00%, 5/15/2023	185,000	199,978

Rev., 5.00%, 5/15/2024	100,000	112,685

Karegnondi Water Authority, Water Supply System, Karegnondi Water Pipeline Rev., 5.00%, 11/1/2021	85,000	85,651

Kenowa Hills Public Schools, School Building and Site Series 2018-II, GO, Q-SBLF, 4.00%, 11/1/2022	65,000	67,898

Kent Hospital Finance Authority, Spectrum Health System Series 2011A, Rev., 5.00%, 11/15/2021 (b)	600,000	605,958

Lake Orion Community School District GO, Q-SBLF, 5.00%, 5/1/2022	50,000	51,593

Lakeview School District, School Building and Site, Unlimited Tax Series B, GO, VRDO, LOC: TD Bank NA, 0.02%, 9/9/2021 (c)	9,300,000	9,300,000

L’Anse Creuse Public Schools, School Building and Site GO, VRDO, Q-SBLF, LOC: TD Bank NA, 0.02%, 9/10/2021 (c)	625,000	625,000

Lansing Community College, Building and Site

GO, 5.00%, 5/1/2022	60,000	61,932

GO, 5.00%, 5/1/2024	150,000	154,861

Linden Community School District, School Building and Site, Unlimited Tax Series 2021-I, GO, Q-SBLF, 4.00%, 5/1/2025	30,000	33,835

Linden Community School District, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2022	25,000	25,810

Livonia Municipal Building Authority Rev., 4.00%, 5/1/2024	40,000	43,898

Livonia Public Schools, Unlimited Tax GO, 5.00%, 5/1/2022	100,000	103,193

Ludington Area School District GO, Q-SBLF, 5.00%, 11/1/2021	115,000	115,919

Macomb Interceptor Drain Drainage District, Limited Tax Series 2017A, GTD, 5.00%, 5/1/2022	80,000	82,603

Macomb Township Building Authority Rev., 5.00%, 4/1/2022	25,000	25,704

SEE NOTES TO FINANCIAL STATEMENTS.

280	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Michigan — continued

Manchester Community Schools, Unlimited Tax Series 2016A, GO, Q-SBLF, 4.00%, 5/1/2022	85,000	87,110

Marquette Board of Light and Power Series 2016A, Rev., 5.00%, 7/1/2023	25,000	27,058

Michigan Center School District GO, AGM, 2.00%, 11/1/2023	50,000	51,895

Michigan Finance Authority, Ascension Senior Credit Group

Series 2016B, Rev., 5.00%, 10/1/2022	40,000	42,120

Series 2016E-1, Rev., 4.00%, 8/15/2024 (c)	60,000	66,615

Michigan Finance Authority, Beaumont Health Credit Group

Rev., 5.00%, 11/1/2021	35,000	35,282

Series 2015A, Rev., 5.00%, 8/1/2022	250,000	260,979

Rev., 5.00%, 11/1/2023	225,000	237,782

Series 2015A, Rev., 5.00%, 8/1/2025	40,000	45,453

Rev., 5.00%, 11/1/2026	115,000	121,492

Michigan Finance Authority, Bronson Healthcare Group, Inc.

Series 2020A, Rev., 4.00%, 5/15/2022	100,000	102,663

Series B, Rev., 3.50%, 11/15/2022 (c)	905,000	937,005

Michigan Finance Authority, Charter County of Wayne Criminal Justice Center Project Rev., 5.00%, 11/1/2022	40,000	42,147

Michigan Finance Authority, Clean Water Revolving Fund

Rev., 5.00%, 10/1/2021	345,000	346,366

Rev., 5.00%, 10/1/2022 (b)	65,000	68,424

Series 2018B, Rev., 5.00%, 10/1/2022	55,000	57,915

Series 2016B, Rev., 5.00%, 10/1/2024	150,000	172,092

Michigan Finance Authority, Critenton Hospital Medical Center Series 2012A, Rev., 5.00%, 6/1/2022 (b)	25,000	25,903

Michigan Finance Authority, Detroit School District

Series 2015A, Rev., Q-SBLF, 5.00%, 5/1/2022	115,000	118,680

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Michigan — continued

Series 2015A, Rev., Q-SBLF, 5.00%, 5/1/2023	390,000	421,002

Michigan Finance Authority, Detroit State Aid Fourth Lien Series 2016C-3, Rev., 5.00%, 4/1/2023	490,000	526,622

Michigan Finance Authority, Drinking Water Revolving Fund

Rev., 4.00%, 10/1/2021	20,000	20,064

Rev., 5.00%, 10/1/2021	525,000	527,084

Michigan Finance Authority, Henry Ford Health System

Rev., 5.00%, 11/15/2021	315,000	318,076

Rev., 5.00%, 11/15/2022	1,000,000	1,057,687

Rev., 5.00%, 11/15/2024	420,000	482,789

Michigan Finance Authority, Holland Community Hospital Series 2016A, Rev., 4.00%, 1/1/2022	35,000	35,438

Michigan Finance Authority, Local Government Loan Program, Detroit Regional Convention Facility Authority Local Project Series 2014H-1, Rev., 5.00%, 10/1/2022	120,000	120,470

Michigan Finance Authority, Local Government Loan Program, Detroit Water and Sewerage Department Water Supply System Local Project

Series D-1, Rev., 5.00%, 7/1/2022	275,000	285,861

Rev., AGM, 5.00%, 7/1/2024	715,000	807,853

Michigan Finance Authority, Local Government Loan Program, Muskegon Heights Public Schools State Qualified Unlimited Tax Project Series 2016A, Rev., Q-SBLF, 5.00%, 5/1/2022	40,000	41,277

Michigan Finance Authority, McLaren Health Care Corp. Series 20105A, Rev., 5.00%, 5/15/2022	400,000	413,518

Michigan Finance Authority, Mid Michigan Health Rev., 4.00%, 6/1/2024 (b)	570,000	629,808

Michigan Finance Authority, Sparrow Obligated Group

Rev., 4.00%, 11/15/2021	65,000	65,503

Rev., 5.00%, 11/15/2021	150,000	151,465

Rev., 4.00%, 11/15/2022	40,000	41,827

Michigan Finance Authority, Tobacco Settlement Asset-Backed Series 2020A, Class 1, Rev., 4.00%, 6/1/2023	1,000,000	1,063,945

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	281

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Michigan — continued

Michigan Finance Authority, Trinity Health Credit Group

Series 2016MI-2, Rev., (SIFMA Municipal Swap Index Yield + 0.48%), 0.50%, 9/9/2021 (d)	145,000	145,021

Rev., 5.00%, 12/1/2021	735,000	743,952

Series 2011MI, Rev., 5.00%, 12/1/2021 (b)	100,000	101,211

Series 2015MI, Rev., 5.00%, 12/1/2021	495,000	501,030

Series 2015MI, Rev., 5.00%, 6/1/2022 (b)	185,000	191,755

Rev., 5.00%, 12/1/2022 (b)	365,000	387,200

Series 2017A-MI, Rev., 5.00%, 12/1/2022	670,000	710,935

Rev., 5.00%, 12/1/2023	270,000	299,187

Series 2017A, Rev., 5.00%, 12/1/2023	345,000	382,212

Series 2019MI-1, Rev., 5.00%, 12/1/2023	100,000	110,786

Series 2017A, Rev., 5.00%, 12/1/2024	240,000	276,843

Series 2019MI-2, Rev., 5.00%, 2/1/2025 (c)	785,000	907,063

Michigan State Building Authority, Facilities Program

Series 2011I-A, Rev., 5.00%, 9/10/2021 (b)	110,000	110,643

Rev., 5.00%, 10/15/2021	150,000	150,879

Series 2011II-A, Rev., 5.00%, 10/15/2021 (b)	350,000	352,047

Series 2013I-A, Rev., 5.00%, 10/15/2021	200,000	201,173

Series 2016-I, Rev., 5.00%, 10/15/2021	310,000	311,818

Series 2011I-A, Rev., 5.13%, 10/15/2021 (b)	1,500,000	1,508,999

Series 2011I-A, Rev., 5.20%, 10/15/2021 (b)	150,000	150,913

Series 2011I-A, Rev., 5.50%, 10/15/2021 (b)	195,000	196,257

Series 2015 I, Rev., 5.00%, 4/15/2022	85,000	87,581

Series 2016 I, Rev., 5.00%, 4/15/2022	25,000	25,759

Series 2013 1-A, Rev., 5.00%, 10/15/2022	100,000	105,478

Series 2016-I, Rev., 5.00%, 4/15/2026	50,000	60,475

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Michigan — continued

Michigan State Building Authority, Multi Modal Program Rev., VRDO, 0.06%, 9/7/2021 (c)	5,235,000	5,235,000

Michigan State Hospital Finance Authority, Ascension Health Credit Group

Series 2005A-3, Rev., 4.00%, 11/1/2021	900,000	905,735

Series 2005A-3, Rev., 4.00%, 11/1/2022	160,000	167,210

Series 2005A-4, Rev., 5.00%, 11/1/2022	190,000	200,771

Series F-5, Rev., 2.40%, 3/15/2023 (c)	340,000	351,429

Series 2010 F-1, Rev., 4.00%, 6/1/2023 (c)	50,000	53,354

Series 2005A-3, Rev., 4.00%, 11/1/2023	100,000	108,194

Series 2005A-3, Rev., 4.00%, 11/1/2024	50,000	55,853

Michigan State Hospital Finance Authority, McLaren Health Care Corp.

Series 2012A, Rev., 5.00%, 6/1/2022	30,000	31,078

Series 2012A, Rev., 5.00%, 6/1/2025	165,000	170,877

Series 2012A, Rev., 5.00%, 6/1/2026	100,000	103,546

Michigan State Hospital Finance Authority, Trinity Health Credit Group

Rev., 4.00%, 6/1/2022 (b)	135,000	138,869

Series 2009C, Rev., 4.00%, 6/1/2022 (b)	100,000	102,828

Rev., 5.00%, 6/1/2022 (b)	425,000	440,377

Series 2012MI, Rev., 5.00%, 6/1/2022 (b)	25,000	25,913

Series 2008C, Rev., 5.00%, 12/1/2024	255,000	294,056

Series C, Rev., 5.00%, 12/1/2025	200,000	238,870

Michigan State Housing Development Authority, Rental Housing Series A, Rev., 2.40%, 10/1/2021	250,000	250,406

Michigan State Housing Development Authority, Single Family Mortgage Series 2018A, Rev., 2.20%, 6/1/2022	25,000	25,336

Michigan State University

Series 2013A, Rev., 5.00%, 8/15/2022	20,000	20,933

SEE NOTES TO FINANCIAL STATEMENTS.

282	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Michigan — continued

Series 2019C, Rev., 5.00%, 8/15/2022	180,000	188,400

Series 2020A, Rev., 5.00%, 8/15/2022	25,000	26,167

Michigan Strategic Fund, Community Colleges Skilled Trades Equipment Program Rev., 5.00%, 3/1/2024	280,000	311,655

Michigan Strategic Fund, Rare isotope Beams Project Rev., 5.00%, 3/1/2022	150,000	153,642

Michigan Strategic Fund, The Detroit Edison Co.

Series 2008ET-2, Rev., VRDO, 1.45%, 9/1/2021 (c)	300,000	300,000

Series CC, Rev., VRDO, 1.45%, 9/1/2021 (c)	1,050,000	1,050,000

Milan Area Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2022	40,000	41,263

Mount Clemens Community School District, Unlimited Tax Series 2017A, GO, Q-SBLF, 5.00%, 5/1/2022	85,000	87,743

Mount Pleasant School District, Unlimited Tax Series 2016-I, GO, 4.00%, 5/1/2022	50,000	51,285

Muskegon Local Development Finance Authority Rev., AGM, GTD, 3.00%, 11/1/2022	50,000	50,229

New Buffalo Area Schools GO, 2.50%, 11/1/2021	100,000	100,396

New Haven Community Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2022	55,000	56,797

North Kent Sewer Authority, State of Michigan, Sanitary Sewer System, Limited Tax of Constituent Municipalities

Rev., 4.00%, 11/1/2021	60,000	60,385

Rev., 4.00%, 11/1/2022	50,000	52,271

Northern Michigan University Series 2018A, Rev., 5.00%, 12/1/2022	20,000	21,196

Northview Public Schools, Unlimited Tax

Series 2020-III, GO, 4.00%, 5/1/2022	385,000	394,896

GO, Q-SBLF, 5.00%, 5/1/2023	70,000	75,552

Northville Public Schools, School Building and Site Series 2020-III, GO, 4.00%, 5/1/2025	30,000	33,777

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Michigan — continued

Novi Community School District, Unlimited Tax

GO, Q-SBLF, 4.00%, 5/1/2022	25,000	25,648

GO, Q-SBLF, 5.00%, 5/1/2022	35,000	36,139

Oakland County Building Authority Series 2012A, Rev., 3.00%, 11/1/2022	30,000	31,017

Oakland County Building Authority, Limited Tax Series 2020A, Rev., 5.00%, 11/1/2022	35,000	37,001

Oakland University Rev., 5.00%, 3/1/2022	20,000	20,478

Plymouth-Canton Community School District GO, Q-SBLF, 5.00%, 5/1/2023	45,000	48,648

Plymouth-Canton Community School District, School Building and Site Series 2013A, GO, 5.00%, 5/1/2022	20,000	20,651

Portage Public Schools, School Building and Site GO, 5.00%, 5/1/2022	40,000	41,296

Roseville Community Schools, Energy Conservation Improvement GO, 3.00%, 5/1/2022	55,000	55,971

Royal Oak Hospital Finance Authority, William Beaumont Hospital Obligated Group

Series 2014D, Rev., 5.00%, 9/1/2021	285,000	285,000

Rev., 5.00%, 9/1/2022	75,000	78,594

Rev., 5.00%, 9/1/2023	575,000	628,617

Royal Oak School District, School Building and Site, Unlimited Tax

GO, 4.00%, 5/1/2022	55,000	56,425

GO, 5.00%, 5/1/2022	75,000	77,441

Saginaw City School District, Unlimited Tax

GO, Q-SBLF, 5.00%, 5/1/2022	25,000	25,796

GO, Q-SBLF, 5.00%, 5/1/2024	35,000	39,359

Saginaw Hospital Finance Authority, Covenant Medical Center Series 2020J, Rev., 5.00%, 7/1/2022	20,000	20,798

Saginaw Township Community School District GO, Q-SBLF, 4.00%, 5/1/2022	30,000	30,773

Saline Area Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2022	85,000	87,737

Sault Ste Marie Area Public Schools, School Building and Site, Unlimited Tax GO, Q-SBLF, 3.00%, 5/1/2022	55,000	56,023

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	283

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Michigan — continued

Schoolcraft Community College District, Limited Tax GO, 3.00%, 5/1/2024	115,000	123,001

South Lake Schools, School Building and Site GO, Q-SBLF, 4.00%, 11/1/2024	25,000	27,347

Southfield Library Building Authority, Limited Tax Rev., 5.00%, 5/1/2023	40,000	43,173

St. Joseph School District GO, Q-SBLF, 5.00%, 5/1/2022	30,000	30,970

State of Michigan

Rev., GAN, 5.00%, 3/15/2022	445,000	456,428

Rev., GAN, 5.00%, 3/15/2023	210,000	225,260

Rev., GAN, 5.00%, 3/15/2025	200,000	232,944

State of Michigan Comprehensive Transportation Rev., AGM, 5.25%, 5/15/2022	50,000	51,792

State of Michigan, Environmental Program

Series 2016B, GO, 5.00%, 11/1/2021	150,000	151,201

Series 2011A, GO, 5.00%, 12/1/2021	45,000	45,544

Series 2015A, GO, 5.00%, 12/1/2021	55,000	55,664

Series 2016A, GO, 5.00%, 12/1/2021	255,000	258,081

Series 2015A, GO, 5.00%, 12/1/2022	20,000	21,214

Series 2016A, GO, 5.00%, 12/1/2022	70,000	74,250

State of Michigan, Trunk Line Fund

Rev., AGM, 5.25%, 11/1/2021	55,000	55,467

Rev., AGM, 5.50%, 11/1/2021	185,000	186,649

Rev., 5.00%, 11/15/2021	995,000	1,004,964

Rev., 5.00%, 11/15/2022	600,000	635,439

Sturgis Public School District Series 2015A, GO, Q-SBLF, 5.00%, 5/1/2022	20,000	20,643

Township of Scio, Limited Tax GO, 3.00%, 11/1/2021	20,000	20,092

Traverse City Area Public Schools, School Building and Site, Unlimited Tax Series 2021-II, GO, 3.00%, 5/1/2026	2,815,000	3,122,359

Troy School District, School Building and Site

GO, Q-SBLF, 5.00%, 5/1/2022	85,000	87,766

GO, Q-SBLF, 5.00%, 5/1/2023	25,000	27,009

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Michigan — continued

University of Michigan

Series 2014A, Rev., 5.00%, 4/1/2022	65,000	66,858

Series 2018A, Rev., 5.00%, 4/1/2022	40,000	41,143

Van Dyke Public Schools, Unlimited Tax

Series 2017C, GO, Q-SBLF, 4.00%, 9/10/2021	25,000	25,637

Series 2017A, GO, Q-SBLF, 4.00%, 5/1/2022	70,000	71,785

Walled Lake Consolidated School District GO, Q-SBLF, 5.00%, 11/1/2023 (b)	45,000	49,651

Warren Consolidated Schools, School Building and Site, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2022	100,000	102,536

Waterford School District, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2023	20,000	21,586

Wayne State University

Series 2018A, Rev., 5.00%, 11/15/2021	50,000	50,494

Series 2013A, Rev., 5.00%, 11/15/2024	100,000	110,112

Series 2019A, Rev., 5.00%, 11/15/2024	210,000	241,031

Webberville Community Schools, Unlimited Tax Series A, GO, Q-SBLF, 4.00%, 5/1/2023	50,000	53,067

West Bloomfield School District, Unlimited Tax School Building and Site GO, AGM, 5.00%, 5/1/2022	25,000	25,793

West Ottawa Public Schools, School Building and Site, Unlimited Tax

Series 2018-II, GO, 5.00%, 11/1/2021	100,000	100,805

Series 2014-1, GO, 5.00%, 5/1/2022	65,000	67,115

GO, 4.00%, 5/1/2023	20,000	21,282

West Ottawa Public Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 11/1/2021	125,000	125,801

Western Michigan University

Series 2015A, Rev., 5.00%, 11/15/2021	65,000	65,641

Rev., 5.00%, 11/15/2022	50,000	52,916

Western Michigan University, Tax Exempt

Rev., 5.00%, 11/15/2021	135,000	136,332

Series 2019A, Rev., 5.00%, 11/15/2022	30,000	31,750

SEE NOTES TO FINANCIAL STATEMENTS.

284	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Michigan — continued

Western Township Utilities Authority, Sewage Disposal System , Limited Tax Rev., GTD, 5.00%, 1/1/2022	60,000	60,955

Wyandotte City School District, School Building and Site, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2022	45,000	46,443

Yale Public Schools, Unlimited Tax GO, Q-SBLF, 3.00%, 5/1/2022	25,000	25,485

Ypsilanti Community Utilities Authority, Charter Township of Ypsilanti, Limited Tax Rev., 4.00%, 5/1/2022	65,000	66,644

Ypsilanti Community Utilities Authority, Limited Tax Rev., 4.00%, 4/1/2022	50,000	51,109

Ypsilanti Community Utilities Authority, Water Supply System No. 7, Charter Township Ypsilanti, Limited Tax Rev., 4.00%, 4/1/2023	175,000	185,436

Zeeland Public Schools, Unlimited Tax

GO, Q-SBLF, 4.00%, 5/1/2022	50,000	51,261

GO, 5.00%, 5/1/2022	25,000	25,797

Total Michigan		66,180,536

Minnesota — 1.6%

Alexandria Lake Area Sanitation District, Sanitary Sewer Board Series 2015A, GO, 5.00%, 2/1/2023	25,000	26,685

Anoka County Regional Railroad Authority, Limited Tax Series 2015A, GO, 2.50%, 2/1/2022	50,000	50,504

Buffalo-Hanover-Montrose Independent School District No. 877 Series 2012A, GO, 4.00%, 2/1/2022	215,000	218,493

Byron Independent School District No. 531 Series 2017A, GO, 3.00%, 2/1/2022	50,000	50,597

Centennial Independent School District No. 12 Series 2017A, GO, 3.00%, 2/1/2022	70,000	70,848

City of Cambridge Series 2016A, GO, 3.00%, 2/1/2022	30,000	30,358

City of Carver Series 2015B, GO, 4.00%, 2/1/2022	25,000	25,399

City of Circle Pines Series 2016B, GO, 3.00%, 2/1/2022	25,000	25,299

City of Columbia Heights

Series 2015A, GO, 3.00%, 2/1/2022	25,000	25,298

Series 2017B, GO, 3.00%, 2/1/2023	35,000	36,397

City of Crystal, General Improvement Series 2017A, GO, 3.00%, 2/1/2022	25,000	25,299

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Minnesota — continued

City of Duluth Series 2012A, GO, 2.00%, 2/1/2022	30,000	30,234

City of Duluth, Capital Equipment Notes Series 2018C, GO, 3.00%, 2/1/2022	25,000	25,299

City of Duluth, State Aid Street Improvement Series 2020C, GO, 1.50%, 2/1/2022	755,000	759,331

City of Mankato

Series 2012A, GO, 3.00%, 2/1/2022	75,000	75,911

Series 2014A, GO, 5.00%, 2/1/2022	25,000	25,511

City of Minneapolis & St. Paul Housing and Redevelopment Authority, Health Care, Allina Health System

Rev., 5.00%, 11/15/2022	100,000	105,831

Rev., 5.00%, 11/15/2023	100,000	110,509

Rev., 5.00%, 11/15/2025	70,000	83,285

City of Minneapolis, Health Care System, Fairview Health Services

Series 2015A, Rev., 5.00%, 11/15/2021	95,000	95,908

Series 2015A, Rev., 5.00%, 11/15/2022	25,000	26,411

City of Minneapolis, University Gateway Project Rev., 4.00%, 12/1/2022	75,000	78,657

City of Mound Series 2018A, GO, 4.00%, 2/1/2022	75,000	76,190

City of New Ulm, Public Utility Series 2017A, GO, 3.00%, 12/1/2021	30,000	30,215

City of Oak Park Heights, Multi-Family Housing, Boutwells Landing Project Rev., VRDO, LIQ: FHLMC, 0.02%, 9/9/2021 (c)	8,000,000	8,000,000

City of Prior Lake Series 2016A, GO, 2.00%, 12/15/2021	250,000	251,350

City of Red Wing Series 2017A, GO, 3.00%, 2/1/2023	35,000	36,321

City of Rochester, Health Care Facilities, Mayo Clinic Series 2011C, Rev., 4.50%, 11/15/2021 (c)	1,700,000	1,714,878

City of Rochester, Waste Water Series 2012A, GO, 4.00%, 2/1/2022	100,000	101,613

City of Roseville Series 2012A, GO, 4.00%, 3/1/2022	25,000	25,489

City of Sauk Centre GO, 2.00%, 9/1/2022	45,000	45,839

City of St. Cloud, Centracare Health System Series 2014B, Rev., 5.00%, 5/1/2022	230,000	237,265

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	285

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Minnesota — continued

City of St. Cloud, Infrastructure Management Fund Series 2013A, GO, 3.00%, 2/1/2025	45,000	45,100

City of St. Louis Park, Oak Park Village Apartments Project Series 2020A, Rev., VRDO, 0.95%, 9/1/2022 (c)	350,000	350,000

City of St. Paul Minnesota, Housing and Redevelopment Authority, Fairview Health Services Series 2017A, Rev., 5.00%, 11/15/2022	215,000	227,134

City of St. Paul, Capital Improvement Series 2016A, GO, 5.00%, 9/1/2022	25,000	26,213

City of St. Paul, Green Bonds Series 2020D, Rev., 4.00%, 12/1/2022	50,000	52,406

City of St. Paul, Street Improvement, Special Assessment

Series 2014B, GO, 5.00%, 11/1/2021	25,000	25,200

Series 2016F, GO, 5.00%, 5/1/2022	25,000	25,808

City of Wayzata Series 2017A, GO, 3.00%, 12/1/2022	30,000	31,074

County of Anoka Series 2013A, GO, 3.00%, 2/1/2022	60,000	60,729

County of Anoka, Capital Improvement

Series 2017A, GO, 5.00%, 2/1/2022	50,000	51,021

Series 2020A, GO, 5.00%, 2/1/2024	40,000	44,624

County of Blue Earth Series 2015A, GO, 2.00%, 12/1/2022	30,000	30,670

County of Clay Series 2017A, GO, 5.00%, 2/1/2025	50,000	57,941

County of Hennepin

Series 2014B, GO, 5.00%, 12/1/2021	35,000	35,427

Series 2014B, GO, 5.00%, 12/1/2022	50,000	53,068

Series 2016A, GO, 5.00%, 12/1/2022	30,000	31,841

Series 2017C, GO, 5.00%, 12/1/2022	30,000	31,841

County of Hennepin, Sales Tax

Series 2017A, Rev., 5.00%, 12/15/2021	70,000	70,989

Series 2020C, GO, 5.00%, 12/15/2021	50,000	50,706

Series 2020C, GO, 5.00%, 12/15/2022	20,000	21,265

County of Kandiyohi, Water and Sewer Series 2019A, GO, 4.00%, 2/1/2022	25,000	25,401

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Minnesota — continued

County of Mille Lacs, Drainage Series 2019B, GO, 3.00%, 2/1/2024	45,000	47,822

County of Olmsted

Series 2020A, GO, 3.00%, 2/1/2022	35,000	35,418

Series 2012A, GO, 4.00%, 2/1/2022	115,000	116,849

County of Otter Tail, Capital Improvement Series 2019A, GO, 5.00%, 2/1/2023	55,000	58,731

County of Ramsey, Capital Improvement Series 2016B, GO, 5.00%, 2/1/2022	30,000	30,613

County of Ramsey, Library Series 2014A, GO, 5.00%, 2/1/2022	20,000	20,409

County of Rice, Shattuck-St. Mary’s School Project Series A, Rev., 5.00%, 8/1/2022 (b) (f)	750,000	782,781

County of Scott, Capital Improvement Series 2014B, GO, 5.00%, 12/1/2022	65,000	68,904

County of Sherburne, Capital Improvement Series 2017A, GO, 3.00%, 2/1/2023	25,000	25,961

County of St. Louis, Capital Improvement

Series 2013D, GO, 3.00%, 12/1/2021	100,000	100,684

Series 2015C, GO, 3.00%, 12/1/2022	25,000	25,911

Series 2016B, GO, 5.00%, 12/1/2023	35,000	38,783

County of Stearns, Capital Improvement Crossover Series 2014A, GO, 4.00%, 12/1/2021	30,000	30,288

County of Washington, Capital Improvement Plan Series 2014A, GO, 5.00%, 2/1/2022	50,000	51,021

County of Wright Series 2019A, COP, 5.00%, 12/1/2022	40,000	42,402

County of Wright, Jail

Series 2017A, GO, 4.00%, 12/1/2021	25,000	25,239

Series 2017A, GO, 4.00%, 12/1/2022	140,000	146,755

Deer River Independent School District No. 317, Deer River, Facilities Maintenance Series 2019A, GO, 5.00%, 2/1/2022	100,000	102,043

Duluth Economic Development Authority, Benedictine Health System Series 2021A, Rev., 3.00%, 7/1/2023	205,000	212,911

SEE NOTES TO FINANCIAL STATEMENTS.

286	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Minnesota — continued

Duluth Independent School District No. 709

Series 2019C, COP, 5.00%, 2/1/2022	130,000	132,336

Series A, COP, 5.00%, 2/1/2022	200,000	203,595

Series 2016A, COP, 5.00%, 2/1/2023	100,000	106,035

Series 2016A, COP, 5.00%, 2/1/2025	400,000	456,337

East Grand Forks Independent School District No. 595, School Building Series 2016A, GO, 5.00%, 2/1/2022	25,000	25,504

Farmington Independent School District No. 192, School Building Series 2020A, GO, 5.00%, 2/1/2023	35,000	37,359

Hennepin County Regional Railroad Authority Series 2019A, GO, 5.00%, 12/1/2021	25,000	25,305

Hopkins Independent School District No. 270, Alternative Facilities Series 2015A, GO, 3.00%, 2/1/2022	55,000	55,666

Hutchinson Utilities Commission Series 2017B, Rev., 4.00%, 12/1/2022	25,000	26,187

Iron Range Resources and Rehabilitation Commissioner, Educational Facilities, MN SD Credit Enhancement Program Rev., 3.00%, 10/1/2021	25,000	25,058

Lakeville Independent School District No. 194 Series 2016A, GO, 5.00%, 2/1/2022	40,000	40,812

Metropolitan Council, Minneapolis St. Paul Metropolitan Area

Series 2012E, GO, 5.00%, 9/1/2021	175,000	175,000

Series 2012-I, GO, 4.00%, 3/1/2022	75,000	76,467

Series 2020D, GO, 5.00%, 3/1/2022	35,000	35,859

Series 2012B, GO, 5.00%, 9/1/2022	150,000	157,110

Series 2012E, GO, 5.00%, 9/1/2022	220,000	230,427

Minneapolis Special School District No. 1

Series 2020A, COP, 5.00%, 4/1/2023	125,000	134,570

Series 2014D, COP, 5.00%, 2/1/2025	30,000	32,031

Minneapolis-St. Paul Metropolitan Airports Commission

Series 2016B, Rev., 5.00%, 1/1/2022	1,135,000	1,152,406

Series 2016C, Rev., 5.00%, 1/1/2022	100,000	101,605

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Minnesota — continued

Series A, Rev., 5.00%, 1/1/2022	75,000	76,203

Series 2019C, Rev., 5.00%, 1/1/2023	150,000	159,646

Series B, Rev., 5.00%, 1/1/2023	185,000	196,896

Series B, Rev., 5.00%, 1/1/2024	35,000	38,876

Minnesota Higher Education Facilities Authority, Carleton College

Rev., 5.00%, 3/1/2022	25,000	25,613

Rev., 5.00%, 3/1/2023	195,000	208,481

Minnesota Higher Education Facilities Authority, Hamline University Series 7-K2, Rev., 6.00%, 10/1/2021 (b)	375,000	376,744

Minnesota Higher Education Facilities Authority, Macalester College Series 20158-J, Rev., 5.00%, 3/1/2022	25,000	25,602

Minnesota Housing Finance Agency, Residential Housing Finance

Series 2013C, Rev., AMT, GNMA/FNMA/FHLMC, 2.55%, 1/1/2022	125,000	125,873

Series C, Rev., AMT, GNMA/FNMA/FHLMC, 2.55%, 1/1/2023	25,000	25,359

Minnesota Municipal Power Agency

Rev., 5.00%, 10/1/2021	390,000	391,517

Series 2014A, Rev., 5.00%, 10/1/2022	25,000	26,283

Minnesota Public Facilities Authority Series 2010A, Rev., 5.00%, 3/1/2023	50,000	53,668

Minnesota State Colleges and Universities Foundation

Series 2011A, Rev., 4.25%, 10/1/2021	50,000	50,165

Rev., 4.00%, 10/1/2022	125,000	130,220

Minnetonka Independent School District No. 276

Series E, COP, 3.00%, 10/1/2021	155,000	155,320

Series 2019B, GO, 5.00%, 7/1/2022	25,000	26,007

Series E, COP, 3.00%, 10/1/2022	85,000	87,342

Series E, COP, 4.00%, 10/1/2023	115,000	124,124

Northeastern Metropolitan Intermediate School District No. 916 Series 2013A, COP, 4.00%, 2/1/2022	25,000	25,381

Orono Independent School District No. 278

Series 2016A, GO, 4.00%, 2/1/2022	25,000	25,406

Series 2017A, GO, 4.00%, 2/1/2022	50,000	50,812

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	287

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Minnesota — continued

Plymouth Intermediate District No. 287 Series 2016A, COP, 3.00%, 5/1/2022	55,000	55,993

Princeton Independent School District No. 477, Facilities Maintainance Series 2019A, GO, 5.00%, 2/1/2022	30,000	30,612

Prior Lake-Savage Independent School District No. 719 Series 2018B, GO, Zero Coupon, 2/1/2023	115,000	114,541

Robbinsdale Independent School District No. 281, Alternative Facilities Series 2016B, GO, 5.00%, 2/1/2022	25,000	25,506

Rochester Independent School District No. 535

Series 2020A, GO, 4.00%, 2/1/2022	20,000	20,325

Series 2016C, GO, 5.00%, 2/1/2022	25,000	25,510

Series 2014A, COP, 3.00%, 2/1/2024	25,000	25,952

Rosemount-Apple Valley-Eagan Independent School District No. 196

Series 2013A, GO, 3.00%, 2/1/2022	75,000	75,908

Series 2013B, COP, 3.00%, 2/1/2022	50,000	50,586

Series 2016A, GO, 5.00%, 2/1/2022	25,000	25,510

Series 2016A, GO, 5.00%, 2/1/2025	35,000	40,611

Shakopee Independent School District No. 720 Series 2020D, GO, 5.00%, 2/1/2022	400,000	408,052

Southern Minnesota Municipal Power Agency

Series A, Rev., 5.00%, 1/1/2022	25,000	25,387

Series 2015A, Rev., 5.00%, 1/1/2023	125,000	132,691

Southern Minnesota Municipal Power Agency, Capital Appreciation Series 1994A, Rev., NATL-RE, Zero Coupon, 1/1/2022	7,625,000	7,620,913

St. Louis County Independent School District No. 2142 Series 2019A, COP, 5.00%, 2/1/2022	65,000	66,245

St. Louis Park Independent School District No. 283, School Building Series 2014A, GO, 3.00%, 2/1/2022	25,000	25,297

St. Michael-Albertville Independent School District No. 885, School Building Series 2016A, GO, 5.00%, 2/1/2023	65,000	69,400

St. Paul Independent School District No. 625 Series 2017C, COP, 5.00%, 2/1/2022	25,000	25,499

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Minnesota — continued

St. Paul Port Authority, Limited Tax Series 2017-1, Rev., 5.00%, 3/1/2022	25,000	25,613

St. Paul Port Authority, State of Minnesota Freeman Office Building

Series 2013-2, Rev., 5.00%, 12/1/2021	765,000	774,319

Series 2013-2, Rev., 5.00%, 12/1/2022	150,000	159,204

Staples United Hospital District GO, 3.00%, 12/1/2022	40,000	41,370

State of Minnesota

Series 2017E, GO, 4.00%, 10/1/2021	80,000	80,253

Series 2011A, GO, 5.00%, 10/1/2021 (b)	25,000	25,099

Series 2017A, GO, 5.00%, 10/1/2021	25,000	25,099

Series 2012B, Rev., 5.00%, 3/1/2022	465,000	476,361

Series A, Rev., 5.00%, 6/1/2022	75,000	77,752

Series 2013A, GO, 5.00%, 8/1/2022	20,000	20,899

Series 2019A, GO, 5.00%, 8/1/2022	45,000	47,023

Series 2014A, Rev., 5.00%, 6/1/2023	25,000	27,136

Series 2012B, Rev., 5.00%, 3/1/2025	50,000	51,209

Series 2012B, Rev., 4.00%, 3/1/2026	90,000	91,712

State of Minnesota, Trunk Highway

GO, 5.00%, 10/1/2021 (b)	200,000	200,789

Series 2011B, GO, 5.00%, 10/1/2021 (b)	280,000	281,105

Series 2013E, GO, 5.00%, 10/1/2021	75,000	75,298

Series 2014B, GO, 5.00%, 8/1/2022	85,000	88,821

Series 2018B, GO, 5.00%, 8/1/2022	40,000	41,798

Series 2018B, GO, 5.00%, 8/1/2023	25,000	27,332

State of Minnesota, Various Purpose

Series 2011A, GO, 5.00%, 10/1/2021 (b)	95,000	95,375

Series 2013D, GO, 5.00%, 10/1/2021	75,000	75,298

Series 2013F, GO, 5.00%, 10/1/2021	285,000	286,132

Series 2014A, GO, 5.00%, 8/1/2022	95,000	99,271

Series 2015A, GO, 5.00%, 8/1/2022	40,000	41,798

Series 2016D, GO, 5.00%, 8/1/2022	120,000	125,394

SEE NOTES TO FINANCIAL STATEMENTS.

288	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Minnesota — continued

Series 2019D, GO, 5.00%, 8/1/2022	25,000	26,124

Series 2013D, GO, 5.00%, 10/1/2022	60,000	63,187

Series 2017D, GO, 5.00%, 10/1/2022	55,000	57,921

Three Rivers Park District Series 2015B, GO, 3.00%, 2/1/2023	20,000	20,798

Tri-City United Public Schools Independent School District No. 2905, School Building Series 2018A, GO, 4.00%, 2/1/2025	235,000	264,094

University of Minnesota

Series 2011D, Rev., 5.00%, 12/1/2021 (b)	150,000	151,816

Series 2017B, Rev., 5.00%, 12/1/2021	365,000	369,446

Series 2013A, Rev., 5.00%, 2/1/2022	25,000	25,511

Waterville-Elysian-Morristown Independent School District No. 2143, School Building Series 2019A, GO, 5.00%, 2/1/2025	150,000	173,657

White Bear Lake Independent School District No. 624 Series 2020A, GO, 4.00%, 2/1/2022	30,000	30,481

Total Minnesota		34,877,447

Mississippi — 0.3%

Alcorn State University Educational Building Corp. (The), Refinancing Project Rev., 3.00%, 9/1/2022	100,000	102,759

City of Ridgeland GO, 4.00%, 8/1/2024	25,000	27,699

City of Southaven, Combined Water and Sewer System Rev., 5.00%, 2/1/2022	25,000	25,495

City of Starkville, Water and Sewer System Rev., 4.00%, 5/1/2023	55,000	58,440

County of DeSoto GO, 5.00%, 7/1/2022	95,000	98,801

County of Madison, Road and Bridge GO, 4.00%, 11/1/2023	50,000	54,063

Jackson State University Educational Building Corp.

Series 2015A, Rev., 5.00%, 3/1/2022	65,000	66,595

Series 2015A, Rev., 5.00%, 3/1/2023	150,000	160,370

Madison County School District GO, 5.00%, 3/1/2024	25,000	27,919

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Mississippi — continued

Medical Center Educational Building Corp., Capital Improvements and Refinancing Project Rev., 5.00%, 6/1/2022	35,000	36,276

Mississippi Business Finance Corp., Power Company Project Rev., 2.75%, 12/9/2021 (c)	100,000	100,644

Mississippi Development Bank, Department of Corrections Walnut Grove Correctional Facility Bonds Project Rev., 5.00%, 8/1/2026	35,000	42,031

Mississippi Development Bank, Department of Corrections Walnut Grove Correctional Facility Refunding Bonds Project Rev., 5.00%, 8/1/2025	295,000	344,338

Mississippi Development Bank, Desoto County Highway Construction Project Rev., 5.00%, 1/1/2022	75,000	76,206

Mississippi Development Bank, East Mississippi Community College District Capital Improvement Project Rev., 5.00%, 1/1/2022	50,000	50,791

Mississippi Development Bank, Gulfport School District Bond Project Rev., 5.00%, 4/1/2022	25,000	25,698

Mississippi Development Bank, Hinds Community College Rev., AGM, 3.00%, 10/1/2021	250,000	250,549

Mississippi Development Bank, Hinds County, Mississippi General Obligation Bond Project Rev., 5.00%, 11/1/2021	25,000	25,200

Mississippi Development Bank, Jackson Public School District Bond Project Rev., 5.00%, 10/1/2021	275,000	276,035

Mississippi Development Bank, Jackson Public School District General Obligation Refunding Bond Project

Series 2015A, Rev., 5.00%, 4/1/2022	150,000	154,189

Series 2015A, Rev., 5.00%, 4/1/2025	25,000	28,980

Mississippi Development Bank, Jackson Sales Tax Infrastructure Project Rev., 5.00%, 9/1/2021	200,000	200,000

Mississippi Development Bank, Madison County Highway Project Series 2013C, Rev., 5.00%, 1/1/2022	40,000	40,643

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	289

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Mississippi — continued

Mississippi Development Bank, Madison County, Mississippi Highway Refunding Project Series 2013C, Rev., 5.00%, 1/1/2024	20,000	22,160

Mississippi Development Bank, Marshall County Industrial Development Authority Rev., 5.00%, 1/1/2022 (b)	175,000	177,833

Mississippi Development Bank, Rankin County School District Project

Rev., 5.00%, 6/1/2022	315,000	326,366

Rev., 5.00%, 6/1/2023	60,000	65,027

Rev., 5.00%, 6/1/2024	30,000	33,883

Mississippi Development Bank, Southhaven Mississippi General Obligation Bond Project Rev., 3.00%, 1/1/2022	135,000	136,279

Mississippi Development Bank, Special Obligation, Tupelo Project Rev., 5.00%, 11/1/2022	30,000	31,693

Mississippi Development Bank, Starkville Parks and Recreation Bond Project Series 2020B, Rev., 3.00%, 3/1/2022	40,000	40,560

Mississippi Home Corp., Single Family Mortgage Series A, Rev., GNMA/FNMA/FHLMC COLL, 1.80%, 12/1/2022	30,000	30,542

Mississippi Hospital Equipment and Facilities Authority, North Mississippi Health Services

Series 2020-I, Rev., 5.00%, 10/1/2021	995,000	998,861

Rev., 5.00%, 10/1/2023	225,000	246,581

Series 2020-I, Rev., 5.00%, 10/1/2025	140,000	164,652

Mississippi State University Educational Building Corp., Campus Improvement Project Rev., 5.00%, 11/1/2021	25,000	25,202

Mississippi State University Educational Building Corp., New Facilities and Refinancing Project

Rev., 4.00%, 8/1/2022	100,000	103,367

Series 2014A, Rev., 5.00%, 8/1/2023	50,000	54,592

Rankin County School District, Limited Tax GO, 3.00%, 8/1/2023	75,000	75,163

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Mississippi — continued

State of Mississippi

Series 2015C, GO, 5.00%, 10/1/2021	20,000	20,080

Series 2009F, GO, 5.25%, 10/1/2021	75,000	75,313

Series 2012F, GO, 5.00%, 11/1/2021	30,000	30,242

Series A, GO, 5.25%, 11/1/2021	165,000	166,400

Series 2012H, GO, 4.00%, 12/1/2021	250,000	252,428

Series 2015C, GO, 5.00%, 10/1/2022	65,000	68,452

Series 2009F, GO, 5.25%, 10/1/2022	25,000	26,395

Series 2012F, GO, 4.00%, 11/1/2022	130,000	135,936

Series 2012F, GO, 5.00%, 11/1/2022 (b)	25,000	26,419

State of Mississippi, Gaming Tax Series 2015E, Rev., 5.00%, 10/15/2021	50,000	50,279

State of Mississippi, Nissan North America Project Series 2012B, GO, 5.00%, 11/1/2021	35,000	35,283

University of Mississippi Educational Building Corp., Campus Improvement Project Series 2015A, Rev., 3.00%, 11/1/2021	50,000	50,236

University of Mississippi Educational Building Corp., Facilities Refinancing Project

Rev., 3.00%, 10/1/2021	20,000	20,046

Series 2016A, Rev., 3.00%, 10/1/2021	55,000	55,128

Rev., 3.00%, 10/1/2022	195,000	201,038

Series 2016A, Rev., 5.00%, 10/1/2022	30,000	31,577

Rev., 5.00%, 10/1/2023	270,000	296,134

Rev., 5.00%, 10/1/2024	195,000	222,488

University of Southern Mississippi Educational Building Corp., Facilities Refinancing Project

Rev., 4.00%, 9/1/2021	100,000	100,000

Rev., 3.00%, 3/1/2023	50,000	51,919

Vicksburg Warren School District, Limited Tax GO, 5.00%, 3/1/2022	35,000	35,766

Total Mississippi		6,758,041

SEE NOTES TO FINANCIAL STATEMENTS.

290	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Missouri — 1.5%

Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Combine Lien Mass Transit Sales Tax

Series 2013A, Rev., 5.00%, 10/1/2021	460,000	461,766

Series 2013A, Rev., 5.00%, 10/1/2022	205,000	215,521

Cape Girardeau County Industrial Development Authority, Health Care Facilities

Series 2013A, Rev., 5.00%, 6/1/2033	250,000	258,935

Series 2013A, Rev., 4.00%, 6/1/2043	235,000	241,646

Cape Girardeau School District No. 63 GO, 4.00%, 3/1/2025	25,000	28,180

City of Belton COP, 5.00%, 3/1/2023	100,000	106,976

City of Brentwood COP, 3.00%, 10/1/2022	70,000	72,059

City of Chesterfield COP, 5.00%, 12/1/2023	25,000	27,679

City of Columbia, Water and Electric System

Rev., 5.00%, 10/1/2021	170,000	170,661

Rev., 5.00%, 10/1/2022	30,000	31,560

City of Gladstone Series A, COP, 2.00%, 6/1/2022	25,000	25,338

City of Kansas City

Series 2005F, Rev., AGM, 4.00%, 12/1/2021 (b)	25,000	25,241

Series 2019A, Rev., 5.00%, 12/1/2021	20,000	20,242

Series 2012A, GO, 4.00%, 2/1/2022	80,000	81,290

Series 2013B, Rev., 3.25%, 8/1/2022 (b)	150,000	154,189

Series 2013B, Rev., 4.50%, 8/1/2022 (b)	25,000	25,990

Series 2013B, Rev., 5.00%, 8/1/2022	45,000	46,976

Series 2014A, Rev., 4.00%, 12/1/2022	35,000	36,693

Series 2019A, Rev., 5.00%, 12/1/2022	40,000	42,434

Series 2019A, Rev., 5.00%, 12/1/2023	35,000	38,733

Series 2012A, GO, 4.50%, 2/1/2024	190,000	193,364

City of Kansas City, Special Obligation

Series 2017C, Rev., 5.00%, 9/1/2022	55,000	57,636

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Missouri — continued

Series B, Rev., 5.00%, 9/1/2022	90,000	94,312

City of Kansas City, Special Obligation, Capital Appreciation

Series 2009E, Rev., Zero Coupon, 2/1/2023	45,000	44,430

Series E, Rev., Zero Coupon, 2/1/2024	275,000	268,279

City of Kansas, Sanitary Sewer System

Series 2016A, Rev., 4.00%, 1/1/2022	25,000	25,322

Series 2011A, Rev., 5.00%, 1/1/2022	225,000	225,887

Series 2018A, Rev., 5.00%, 1/1/2022	25,000	25,405

City of Kirkwood COP, 3.00%, 9/1/2023	105,000	110,419

City of O’Fallon, Special Obligation Rev., 3.00%, 11/1/2021	25,000	25,116

City of Sedalia COP, 3.00%, 9/15/2022	25,000	25,714

City of Springfield, Public Utility

Rev., 5.00%, 8/1/2022	230,000	240,361

Rev., 5.00%, 8/1/2023	25,000	27,342

City of Springfield, Public Utility, Lease Purchase Agreement

COP, 5.00%, 12/1/2021	145,000	146,766

Rev., 5.00%, 9/1/2022	100,000	104,802

City of Springfield, Special Obligation Series 2016A, Rev., 2.00%, 5/1/2022	45,000	45,566

City of St. Charles

Series 2020B, COP, 4.00%, 2/1/2022	25,000	25,393

COP, 4.00%, 4/1/2022	55,000	56,210

COP, 5.00%, 4/1/2023	150,000	161,285

City of St. Louis, St. Louis Lambert International Airport Series A, Rev., AGM, 5.00%, 7/1/2022	30,000	31,208

City of St. Peters COP, 4.00%, 5/1/2023	170,000	180,545

City of Washington

COP, 5.00%, 3/1/2022	30,000	30,700

COP, 5.00%, 3/1/2023	320,000	341,873

City of Willard, Combined Waterworks and Sewerage System Project COP, 5.00%, 5/1/2022	30,000	30,931

Columbia School District GO, 5.00%, 3/1/2022	25,000	25,613

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	291

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Missouri — continued

County of Clay

Series 2018A, COP, 4.00%, 5/1/2022	40,000	41,014

Series 2018A, COP, 4.00%, 5/1/2024	30,000	32,865

County of Dunklin

Rev., 3.00%, 12/1/2021	225,000	226,445

Rev., 3.00%, 12/1/2022	200,000	206,610

Rev., 3.00%, 12/1/2023	360,000	381,112

Rev., 3.00%, 12/1/2024	330,000	356,291

Rev., 3.00%, 12/1/2025	250,000	274,340

Rev., 3.00%, 12/1/2026	400,000	443,852

County of Greene, Capital Projects Series 2021A, COP, 4.00%, 3/1/2024	30,000	32,726

County of Greene, Dan Kinney Park Project Series 2011B, Rev., 4.00%, 11/1/2021 (b)	25,000	25,160

County of Jackson, Harry S. Truman Sports Complex Project

Rev., 5.00%, 12/1/2021	200,000	202,108

Rev., 5.00%, 12/1/2024	200,000	225,767

County of Jackson, Truman Medical Center Project Series 2011B, Rev., 4.50%, 12/1/2025	100,000	100,936

Curators of the University of Missouri (The), System Facilities Bonds

Rev., 5.00%, 11/1/2021 (b)	25,000	25,201

Series 2014A, Rev., 5.00%, 11/1/2021 (b)	35,000	35,281

Series 2014A, Rev., 5.00%, 11/1/2022 (b)	105,000	110,957

Eureka Fire Protection District GO, 4.00%, 3/1/2022	70,000	71,352

Ferguson Reorganized School District No. R-2 GO, 4.00%, 5/1/2022	25,000	25,651

Florissant Valley Fire Protection District GO, 3.00%, 3/1/2022	25,000	25,358

Fort Zumwalt School District, Missouri Direct Deposit Program GO, Zero Coupon, 3/1/2022	200,000	199,728

Health and Educational Facilities Authority of the State of Missouri, BJC Health System

Series C, Rev., VRDO, LIQ: BJC Health System, 0.02%, 9/10/2021 (c)	13,610,000	13,610,000

Rev., 5.00%, 1/1/2022	175,000	177,838

Rev., 5.00%, 1/1/2023	105,000	111,825

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Missouri — continued

Series 2021B, Rev., 4.00%, 5/1/2026 (c)	50,000	57,979

Health and Educational Facilities Authority of the State of Missouri, Coxhealth and Obligated Group Series 2013A, Rev., 5.00%, 11/15/2022	105,000	110,991

Health and Educational Facilities Authority of the State of Missouri, Mercy Health

Rev., 3.00%, 11/15/2021	25,000	25,143

Series 2018A, Rev., 5.00%, 6/1/2026	155,000	187,187

Health and Educational Facilities Authority of the State of Missouri, Mosaic Health System Series 2019A, Rev., 5.00%, 2/15/2022	275,000	280,991

Health and Educational Facilities Authority of the State of Missouri, SSM Health Care Series 2014A, Rev., 5.00%, 6/1/2025	25,000	28,185

Health and Educational Facilities Authority of the State of Missouri, St. Luke’s Episcopal-Presbyterian Hospitals Rev., 4.00%, 12/1/2021 (b)	150,000	151,389

Health and Educational Facilities Authority of the State of Missouri, St. Luke’s Health System, Inc.

Rev., 5.00%, 11/15/2021	330,000	333,222

Rev., 5.00%, 11/15/2022	170,000	179,807

Rev., 5.00%, 11/15/2023	175,000	193,063

Health and Educational Facilities Authority of the State of Missouri, The Children’s Mercy Hospital Rev., 5.00%, 5/15/2022	170,000	175,745

Health and Educational Facilities Authority of the State of Missouri, Wright Memorial Hospital Rev., 5.00%, 9/1/2021	230,000	230,000

Hickman Mills C-1 School District Series 2020C-1, GO, 4.00%, 3/1/2023	25,000	26,460

Jackson County Reorganized School District No. 7, Lee’s Summit R-7 GO, 3.00%, 3/1/2025	250,000	253,253

Kirkwood School District Educational Facilities Authority, Leasehold Rev., 3.00%, 2/15/2022	25,000	25,331

SEE NOTES TO FINANCIAL STATEMENTS.

292	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Missouri — continued

Ladue School District GO, 4.00%, 3/1/2022	85,000	86,650

Metropolitan St. Louis Sewer District, Wastewater System Improvement

Series 2012A, Rev., 5.00%, 5/1/2022 (b)	60,000	61,951

Series 2012B, Rev., 5.00%, 5/1/2022 (b)	30,000	30,975

Series 2013B, Rev., 5.00%, 5/1/2022	50,000	51,637

Missouri Development Finance Board, Cultural Facilities, Nelson-Atkins Museum of Art Series 2012A, Rev., 5.00%, 12/1/2023	120,000	132,456

Missouri Development Finance Board, Fulton State Hospital Project

Rev., 5.00%, 10/1/2021	20,000	20,079

Rev., 5.00%, 10/1/2023	75,000	82,523

Missouri Development Finance Board, Infrastructure Facilities, Tax Exempt Series 2011-A, Rev., 4.00%, 12/1/2022	25,000	25,220

Missouri Highway and Transportation Commission, First Lien Series 2014A, Rev., 5.00%, 5/1/2022	290,000	299,457

Missouri Highway and Transportation Commission, Senior Lien Series 2010C, Rev., 5.00%, 9/10/2021	25,000	25,509

Missouri Highway and Transportation Commission, Third Lien Series 2019B, Rev., 5.00%, 11/1/2021	325,000	327,620

Missouri Joint Municipal Electric Utility Commission Power Supply System, Mopep Facilities

Rev., 5.00%, 12/1/2021	50,000	50,589

Rev., 5.00%, 12/1/2022	300,000	317,705

Missouri Joint Municipal Electric Utility Commission, IATAN 2 Project

Series 2014A, Rev., 5.00%, 1/1/2022	1,190,000	1,208,813

Series 2014A, Rev., 5.00%, 1/1/2023	180,000	191,350

Series 2014A, Rev., 5.00%, 1/1/2024	235,000	260,615

Missouri Joint Municipal Electric Utility Commission, Prairie State Project

Series 2015A, Rev., 5.00%, 12/1/2021	660,000	667,773

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Missouri — continued

Series 2015A, Rev., 5.00%, 12/1/2022	105,000	111,197

Series 2015A, Rev., 5.00%, 6/1/2023	260,000	281,497

Series 2015A, Rev., 5.00%, 12/1/2023	125,000	138,154

Series 2015A, Rev., 5.00%, 6/1/2024	150,000	169,284

Series 2015A, Rev., 5.00%, 6/1/2025	305,000	357,558

Missouri State Board of Public Buildings

Series 2014A, Rev., 5.00%, 10/1/2021	50,000	50,198

Series 2016A, Rev., 4.00%, 4/1/2022	25,000	25,568

Series 2015B, Rev., 5.00%, 4/1/2022	55,000	56,569

Series 2017A, Rev., 5.00%, 4/1/2022	40,000	41,141

Series 2014A, Rev., 5.00%, 10/1/2022	110,000	115,830

Series 2014A, Rev., 4.00%, 10/1/2023	70,000	72,926

Series 2015B, Rev., 5.00%, 4/1/2024	100,000	112,410

Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water

Rev., 4.00%, 1/1/2022	25,000	25,325

Rev., 5.00%, 1/1/2022 (b)	50,000	50,810

Series 2020A, Rev., 5.00%, 1/1/2023	25,000	26,628

Series 2013A, Rev., 5.00%, 7/1/2024	60,000	65,367

Park Hill School District of Platte County, Missouri Direct Deposit Program

GO, 5.00%, 3/1/2022	50,000	51,224

GO, 5.00%, 3/1/2023	40,000	42,934

Plaza at Noah’s Ark Community Improvement District

Rev., 3.00%, 5/1/2022	125,000	126,091

Rev., 3.00%, 5/1/2023	150,000	153,035

Poplar Bluff R-I School District COP, AGM, 5.00%, 3/1/2022	60,000	61,411

Raytown C-2 School District Series 2018B, COP, 5.00%, 4/1/2022 (b)	35,000	35,964

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	293

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Missouri — continued

Republic School District No. R-3, Missouri Direct Deposit Program GO, 4.00%, 3/1/2022	25,000	25,488

Rock Township Ambulance District GO, 4.00%, 3/1/2022	25,000	25,478

School of the Osage Series C, GO, 5.00%, 3/1/2022	25,000	25,612

Shelby County School District No. R-IV COP, 3.00%, 4/15/2022	60,000	60,977

St. Charles Community College GO, 3.00%, 2/15/2022	120,000	121,562

St. Charles County Public Water Supply District No. 2

Series 2016B, COP, 5.00%, 12/1/2021	510,000	516,058

COP, 5.00%, 12/1/2022	80,000	84,670

St. Joseph Industrial Development Authority, Sewer System Improvements Project Series 2015B, Rev., 5.00%, 4/1/2023	20,000	21,498

St. Louis County Industrial Development Authority, Friendship Village Chesterfield Rev., 5.00%, 9/1/2022 (b)	30,000	31,443

St. Louis County School District C-2 Parkway Series 2012-A, GO, 5.00%, 3/1/2022	25,000	25,612

St. Louis Junior College District Building Corp. Rev., 3.00%, 4/1/2022	50,000	50,106

Total Missouri		30,858,298

Montana — 0.3%

City of Billings Series 2012A, GO, 3.00%, 7/1/2023	35,000	35,081

Gallatin County High School District No. 7 Bozeman GO, 4.00%, 6/1/2022	25,000	25,723

Missoula County Elementary School District No. 1, School Building GO, 4.00%, 7/1/2022	25,000	25,801

Montana Facility Finance Authority, Billings Clinic Obligated Group Series 2018C, Rev., (SIFMA Municipal Swap Index Yield + 0.55%), 0.57%, 9/9/2021 (d)	5,195,000	5,201,355

Montana Facility Finance Authority, SCL Health System Series 2019A, Rev., 5.00%, 1/1/2022	75,000	76,206

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Montana — continued

Montana State Board of Regents, Montana State University Series 2017D, Rev., 5.00%, 11/15/2022	50,000	52,866

Yellowstone County School District No. 2 Billings, School Building GO, 5.00%, 6/15/2022	45,000	46,704

Total Montana		5,463,736

Nebraska — 0.6%

Central Plains Energy Project Rev., LIQ: Royal Bank of Canada, 4.00%, 8/1/2023	200,000	214,311

Central Plains Energy Project, Gas Project No. 1 Series 2007A, Rev., 5.25%, 12/1/2021	25,000	25,312

Central Plains Energy Project, Gas Project No. 4 Series 2018A, Rev., 5.00%, 1/1/2024 (c)	305,000	335,669

City of Columbus, Sales Tax Rev., 5.00%, 9/15/2021	50,000	50,084

City of Fremont, Combined Utility System Rev., 3.00%, 10/15/2021	65,000	65,216

City of Grand Island, Sewer System Rev., 4.00%, 9/15/2021 (b)	25,000	25,035

City of Lincoln, Electric System

Rev., 5.00%, 9/1/2021	230,000	230,000

Rev., 5.00%, 9/1/2022	140,000	146,795

City of Lincoln, Sanitary Sewer Rev., 4.00%, 6/15/2022	35,000	36,065

City of Lincoln, Stormwater Drainage and Flood Management System GO, 3.00%, 12/15/2023	40,000	42,591

City of Lincoln, Water Rev., 3.00%, 8/15/2022	25,000	25,683

City of Omaha

Series 2011A, GO, 3.00%, 11/15/2021 (b)	30,000	30,175

Series 2012A, GO, 3.00%, 11/15/2021	25,000	25,148

Series 2012B, GO, 3.00%, 11/15/2021	40,000	40,238

Series 2011A, GO, 5.00%, 11/15/2021 (b)	100,000	100,993

Series 2014B, GO, 5.00%, 11/15/2022	75,000	79,439

City of Omaha, Convention Center GO, 5.25%, 4/1/2022	60,000	61,806

SEE NOTES TO FINANCIAL STATEMENTS.

294	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Nebraska — continued

City of Omaha, Sanitary Sewerage System

Rev., 5.00%, 11/15/2021 (b)	295,000	297,936

Rev., 4.00%, 4/1/2022	25,000	25,571

Series 2020A, Rev., 4.00%, 4/1/2022	20,000	20,457

Rev., 3.25%, 11/15/2022 (b)	25,000	25,931

Rev., 4.00%, 11/15/2022 (b)	50,000	52,331

Rev., 5.00%, 11/15/2022 (b)	75,000	79,411

City of Omaha, Various Purpose

Series A, GO, 4.00%, 11/15/2021	85,000	85,677

Series 2018A, GO, 5.00%, 1/15/2022	50,000	50,912

City of Papillion, Water System Series 2020A, Rev., 2.00%, 12/15/2021	25,000	25,134

County of Douglas, Creighton University Projects Rev., 5.00%, 7/1/2022	140,000	145,529

Douglas County Hospital Authority No. 2, Children’s Hospital Obligated Group Series 2020A, Rev., 5.00%, 11/15/2021	50,000	50,488

Douglas County School District No. 17, Millard Public School Series 2015B, GO, 5.00%, 6/15/2022	165,000	171,369

Lincoln County Hospital Authority No. 1, Great Plains Regional Medical Center Project Rev., 4.00%, 11/1/2021 (b)	150,000	150,933

Lincoln-Lancaster County Public Building Commission, Tax Supported Lease Rental Rev., 4.00%, 12/1/2021	35,000	35,340

Metropolitan Community College Area, Fort Omaha Campus Project COP, 5.00%, 3/1/2022	25,000	25,601

Metropolitan Utilities District of Omaha Water System Rev., 5.00%, 12/1/2022	25,000	26,518

Municipal Energy Agency of Nebraska, Power Supply System Series 2013A, Rev., 4.00%, 4/1/2022	75,000	76,646

Nebraska Cooperative Republican Platte Enhancement Project

Rev., AGM, 4.00%, 5/1/2022 (b)	110,000	112,771

Series 2020A, Rev., 2.00%, 12/15/2022	445,000	453,728

Series 2020A, Rev., 2.00%, 12/15/2023	905,000	935,812

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Nebraska — continued

Nebraska Investment Finance Authority, Single Family Housing

Series 2019D, Rev., GNMA/FNMA/FHLMC, 1.45%, 9/1/2021	25,000	25,000

Series 2016A, Rev., 1.60%, 9/1/2021	5,000	5,000

Series 2019D, Rev., GNMA/FNMA/FHLMC, 1.50%, 3/1/2022	25,000	25,133

Series 2019A, Rev., GNMA/FNMA/FHLMC, 1.80%, 3/1/2022	35,000	35,255

Series 2018C, Rev., 2.13%, 9/1/2022	55,000	55,917

Nebraska Public Power District

Rev., 5.00%, 1/1/2022	190,000	193,004

Series 2012A, Rev., 5.00%, 1/1/2022	470,000	477,430

Series 2012B, Rev., 5.00%, 1/1/2022	30,000	30,474

Series 2014A, Rev., 5.00%, 1/1/2022	280,000	284,437

Series 2017B, Rev., 5.00%, 1/1/2022	185,000	187,925

Series 2019A, Rev., 5.00%, 1/1/2022	175,000	177,767

Series C, Rev., 5.00%, 1/1/2022	40,000	40,632

Rev., 5.00%, 7/1/2022	100,000	101,576

Series 2021A, Rev., 5.00%, 1/1/2023 (e)	1,500,000	1,584,222

Series 2021B, Rev., 5.00%, 1/1/2023 (e)	450,000	475,267

Series A-2, Rev., 5.00%, 1/1/2023	125,000	126,956

Series C, Rev., 5.00%, 1/1/2023	20,000	21,258

Series 2020A, Rev., 0.60%, 7/1/2023 (c)	585,000	587,563

Series 2021A, Rev., 5.00%, 1/1/2025 (e)	525,000	597,415

Series A-1, Rev., 5.00%, 1/1/2025	35,000	40,360

Series 2021A, Rev., 5.00%, 1/1/2027 (e)	400,000	482,667

Northeast Community College Area, Limited Tax GO, 3.00%, 7/15/2022	50,000	51,203

Omaha Public Facilities Corp., Omaha Baseball Stadium Project Series 2016A, Rev., 5.00%, 6/1/2023	25,000	27,081

Omaha Public Power District Nebraska City Station Unit 2

Series 2015A, Rev., 5.00%, 2/1/2022	20,000	20,399

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	295

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Nebraska — continued

Series 2016A, Rev., 5.00%, 2/1/2022	40,000	40,799

Omaha Public Power District, Electric System

Series 2012B, Rev., 4.00%, 2/1/2022 (b)	35,000	35,565

Series 2015B, Rev., 4.00%, 2/1/2022	65,000	66,039

Series 2012A, Rev., 5.00%, 2/1/2022 (b)	100,000	102,027

Series A, Rev., 5.00%, 2/1/2022 (b)	25,000	25,507

Series B, Rev., 5.00%, 2/1/2025	125,000	142,233

Omaha-Douglas Public Building Commission, Limited Tax GO, 5.00%, 5/1/2022 (b)	30,000	30,975

Papillion-La Vista School District No. 27

GO, 2.00%, 12/1/2021	45,000	45,205

Series 2019B, GO, 3.00%, 12/1/2022	25,000	25,872

Series 2020B, GO, 4.00%, 12/1/2023	35,000	37,941

Papio-Missouri River Natural Resource District, Nebraska Flood Protection and Water Quality Enhancement

GO, 4.00%, 6/15/2022 (b)	60,000	61,834

GO, 5.00%, 6/15/2022 (b)	30,000	31,152

Public Power Generation Agency, Whelan Energy Center Unit 2 Rev., 5.00%, 1/1/2022	125,000	126,934

Scotts Bluff County School District No. 16, Gering Public Schools GO, 5.00%, 5/30/2022 (b)	20,000	20,721

Southern Public Power District Rev., 4.00%, 12/15/2021	260,000	262,891

State of Nebraska

Series 2020A, COP, 2.00%, 9/1/2021	400,000	400,000

Series 2017C, COP, 4.00%, 11/1/2021	25,000	25,156

University of Nebraska Facilities Corp.

Rev., 4.00%, 7/15/2022	25,000	25,852

Rev., 5.00%, 7/15/2022	20,000	20,856

University of Nebraska Facilities Corp., University System Facilities, Tax Exempt Series 2019B, Rev., 4.00%, 10/1/2022	35,000	36,477

University of Nebraska Facilities Corp., UNMC Global Center Project Rev., 5.00%, 12/15/2021	240,000	243,383

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Nebraska — continued

University of Nebraska, Kearney Student Housing Project Rev., 3.00%, 7/1/2022 (b)	25,000	25,593

University of Nebraska, Lincoln Student Fees and Facilities Rev., 5.00%, 1/1/2022 (b)	210,000	213,400

University of Nebraska, OMAHA Student Housing Project Rev., 3.25%, 5/15/2024 (b)	60,000	64,930

West Haymarket Joint Public Agency Facility GO, 5.00%, 12/15/2021 (b)	50,000	50,701

Total Nebraska		12,198,639

Nevada — 0.7%

City of Henderson, Sewer Series 2012A, GO, 5.00%, 6/1/2023	25,000	26,499

City of Las Vegas, City Hall Series 2015C, GO, 5.00%, 9/1/2024	125,000	142,587

City of Las Vegas, Limited Tax

Series 2014A, GO, 5.00%, 5/1/2022	85,000	87,772

Series 2019C, GO, 5.00%, 6/1/2022	50,000	51,839

Clark County School District, Limited Tax

Series 2016A, GO, 5.00%, 6/15/2022	170,000	176,549

Series 2017A, GO, 5.00%, 6/15/2022	420,000	436,179

Series 2017C, GO, 5.00%, 6/15/2022	25,000	25,963

Clark County School District, Limited Tax, Various Purpose Series 2016F, GO, 3.00%, 6/15/2026	100,000	100,718

Clark County Water Reclamation District, Limited Tax GO, 5.00%, 7/1/2023	20,000	21,766

County of Clark Department of Aviation, Subordinate Lien Series 2019D, Rev., 5.00%, 7/1/2022	50,000	52,022

County of Clark, Department of Aviation, Nevada Airport System, Las Vegas-McCarran International Airport Passenger Facility Charge Series 2012B, Rev., 5.00%, 7/1/2022	305,000	317,333

County of Clark, Department of Aviation, Nevada Airport System, Subordinate Lien

Series 2019D, Rev., 5.00%, 7/1/2023	760,000	827,251

Series 2019D, Rev., 5.00%, 7/1/2024	400,000	453,768

SEE NOTES TO FINANCIAL STATEMENTS.

296	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Nevada — continued

Series 2019D, Rev., 5.00%, 7/1/2025	40,000	47,097

Series A-2, Rev., 5.00%, 7/1/2025	75,000	84,944

County of Clark, Department of Aviation, Nevada Airport System, Subordinate Lien, McCarran International Airport Series 2019A, Rev., 5.00%, 7/1/2023	140,000	152,388

County of Clark, Flood Control, Limited Tax

GO, 5.00%, 11/1/2021	50,000	50,403

GO, 5.00%, 11/1/2022	265,000	280,151

GO, 5.00%, 11/1/2023	50,000	55,142

County of Clark, Indexed Fuel Tax and Subordinate Motor Vehicle Fuel Tax Rev., 5.00%, 7/1/2025	710,000	835,966

County of Clark, Las Vegas Convention and Visitors Authority, Limited Tax GO, 5.00%, 7/1/2023	20,000	21,747

County of Clark, Limited Tax

Series 2016B, GO, 5.00%, 11/1/2021	115,000	115,927

Series 2016A, GO, 5.00%, 11/1/2022	55,000	58,144

Series 2016B, GO, 5.00%, 11/1/2022	455,000	481,014

Series 2016B, GO, 5.00%, 11/1/2023	25,000	27,571

Series 2016B, GO, 5.00%, 11/1/2024	45,000	51,653

County of Clark, Limited Tax, Lending Project Series 2016A, GO, 5.00%, 11/1/2021	325,000	327,620

County of Clark, Nevada Highway, Motor Vehicle Fuel Tax

Rev., 5.00%, 7/1/2022	45,000	46,820

Rev., 5.00%, 7/1/2023	180,000	195,893

County of Clark, Park Improvement, Limited Tax GO, 5.00%, 12/1/2024	25,000	28,785

County of Clark, Passenger Facility Charge, Las Vegas-McCarran International Airport Passenger Facility Series 2019E, Rev., 5.00%, 7/1/2022	50,000	52,013

County of Clark, Transportation Improvement, Limited Tax

Series 2018B, GO, 5.00%, 12/1/2025	35,000	41,737

Series 2019B, GO, 5.00%, 6/1/2026	300,000	363,553

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Nevada — continued

County of Washoe, Fuel Tax Rev., 5.00%, 2/1/2022	35,000	35,706

County of Washoe, Limited Tax

Series 2012B, GO, 3.00%, 3/1/2023	125,000	126,773

Series 2012B, GO, 3.00%, 3/1/2025	335,000	339,595

County of Washoe, Limited Tax, Various Purpose Series 2012A, GO, 3.00%, 3/1/2024	50,000	50,707

Las Vegas Valley Water District

Series 2015B, GO, 5.00%, 12/1/2021	145,000	146,759

Series 2012B, GO, 5.00%, 6/1/2022	175,000	181,409

Series 2015A, GO, 5.00%, 6/1/2022	275,000	285,071

Series 2017A, GO, 5.00%, 6/1/2022	210,000	217,690

Series 2018B, GO, 5.00%, 6/1/2022	190,000	196,958

Series 2016A, GO, 5.00%, 6/1/2023	45,000	48,811

Series 2012B, GO, 5.00%, 6/1/2025	385,000	398,654

Nevada System of Higher Education

Rev., 4.00%, 7/1/2022	140,000	144,547

Series 2013B, Rev., 5.00%, 7/1/2022	220,000	228,972

Rev., 5.00%, 7/1/2023	25,000	27,202

Series 2013B, Rev., 5.00%, 7/1/2024	100,000	108,772

State of Nevada Series 2013D-1, GO, 5.00%, 3/1/2023	50,000	53,613

State of Nevada Highway Improvement, Motor Vehicle Fuel Tax

Rev., 5.00%, 12/1/2021	595,000	602,249

Series 2020A, Rev., 5.00%, 12/1/2021	50,000	50,609

Series 2020B, Rev., 5.00%, 12/1/2021	30,000	30,366

Series 2020A, Rev., 5.00%, 12/1/2022	35,000	37,138

State of Nevada, Capital Improvement and Cultural Affairs

Series 2013D-1, GO, 5.00%, 3/1/2022	310,000	317,589

Series 2014A, GO, 5.00%, 4/1/2022	40,000	41,143

GO, 5.00%, 8/1/2022	25,000	26,122

Series 2015B, GO, 5.00%, 11/1/2022	85,000	89,860

Series 2015B, GO, 5.00%, 11/1/2024	25,000	28,756

State of Nevada, Capital Improvement, Limited Tax Series 2017A, GO, 5.00%, 5/1/2022	20,000	20,652

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	297

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Nevada — continued

State of Nevada, Historic Preservation Series 2018A, GO, 5.00%, 4/1/2022	40,000	41,143

State of Nevada, Limited Tax

Series 2015D, GO, 5.00%, 4/1/2022	45,000	46,286

Series 2015C, GO, 5.00%, 11/1/2022	25,000	26,430

State of Nevada, Municipal Bond Bank Project No. 80, Limited Tax Series 2012-A, GO, 4.00%, 11/1/2024	325,000	333,319

State of Nevada, Natural Resources, Limited Tax Series 2012C, GO, 5.00%, 8/1/2022	35,000	36,570

State of Nevada, Open Space Parks and Natural Resources, Limited Tax Series 2012-D, GO, 5.00%, 6/1/2022	50,000	51,835

State of Nevada, Water Pollution Control GO, 5.00%, 8/1/2022	25,000	26,122

Tender Option Bond Trust Receipts/Certificates Series 2020-XF2858, COP, VRDO, LIQ: Barclays Bank plc, 0.05%, 9/9/2021 (c) (f)	3,775,000	3,775,000

Truckee Meadows Water Authority Rev., 5.00%, 7/1/2022	40,000	41,635

Washoe County School District, Limited Tax

GO, 5.00%, 10/1/2022	25,000	26,317

Series 2017D, GO, 5.00%, 6/1/2023	175,000	189,597

Total Nevada		14,468,791

New Hampshire — 0.1%

Bedford School District Series 2014A, GO, 5.00%, 7/15/2022	35,000	36,494

City of Concord GO, 4.00%, 7/15/2022	40,000	41,360

City of Keene GO, 4.00%, 11/1/2022	30,000	31,356

City of Manchester

Series 2011C, GO, 3.50%, 12/1/2021 (b)	55,000	55,459

Series 2011C, GO, 3.75%, 12/1/2021 (b)	70,000	70,628

City of Nashua GO, 5.00%, 9/15/2022	25,000	26,271

County of Merrimack

GO, 5.00%, 11/15/2021	25,000	25,249

GO, TAN, 2.00%, 12/30/2021	45,000	45,282

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New Hampshire — continued

New Hampshire Health and Education Facilities Authority Act, Concord Hospital

Series 2013A, Rev., 4.00%, 10/1/2021	150,000	150,469

Series 2011, Rev., 5.25%, 10/1/2021 (b)	150,000	150,609

Series 2013A, Rev., 4.00%, 10/1/2022 (b)	410,000	426,717

New Hampshire Health and Education Facilities Authority Act, Southern New Hampshire University Rev., 5.00%, 1/1/2023 (b)	40,000	42,561

New Hampshire Municipal Bond Bank

Series 2011E, Rev., 3.00%, 1/15/2022	20,000	20,215

Series 2011E, Rev., 4.13%, 1/15/2022 (b)	20,000	20,297

Series 2017A, Rev., 5.00%, 2/15/2022	20,000	20,445

Series 2019A, Rev., 5.00%, 2/15/2022	75,000	76,669

Series 2012C, Rev., 4.00%, 8/15/2022	35,000	36,304

Series 2016D, Rev., 4.00%, 8/15/2022	25,000	25,931

New Hampshire State Turnpike System Series 2012B, Rev., 5.00%, 2/1/2022	25,000	25,505

State of New Hampshire

Series 2020A, GO, 5.00%, 12/1/2021	45,000	45,547

Series 2011B, GO, 3.50%, 2/1/2022 (b)	25,000	25,349

Series 2011B, GO, 4.00%, 2/1/2022	25,000	25,405

Series 2014A, GO, 5.00%, 3/1/2022	25,000	25,611

Series 2018A, GO, 5.00%, 12/1/2022	25,000	26,527

State of New Hampshire, Capital Improvement Series 2020C, GO, 5.00%, 12/1/2021	115,000	116,398

Town of Stratham GO, AMBAC, 4.25%, 1/15/2022	25,000	25,383

Total New Hampshire		1,618,041

New Jersey — 6.6%

Atlantic County Improvement Authority (The), Atlantic City Campus Project Series 2016A, Rev., AGM, 5.00%, 7/1/2023	30,000	32,407

SEE NOTES TO FINANCIAL STATEMENTS.

298	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New Jersey — continued

Bergen County Improvement Authority (The)

Rev., GTD, 4.38%, 12/1/2021 (b)	25,000	25,264

Series 2014B, Rev., GTD, 5.00%, 2/15/2022	25,000	25,556

Series 2016C, Rev., GTD, 4.00%, 8/15/2022	35,000	36,304

Bergen County Improvement Authority (The), Bergen New Bridge Medical Center Series 2020A, Rev., GTD, 3.00%, 8/15/2022	265,000	271,959

Bergen County Improvement Authority (The), Englewood Board of Education Rev., GTD, 5.00%, 4/1/2022	50,000	51,426

Bergen County Improvement Authority (The), Fort Lee Project Rev., GTD, 5.00%, 10/15/2021	35,000	35,206

Bergen County Improvement Authority (The), Guaranteed Governmental Loan Rev., GTD, 5.00%, 10/15/2022	30,000	31,647

Bergen County Improvement Authority (The), Saddle Brook Project

Rev., GTD, 5.00%, 8/1/2022	30,000	31,346

Rev., GTD, 5.00%, 9/1/2022	35,000	36,713

Borough of Allendale GO, BAN, 1.25%, 9/24/2021	500,000	500,354

Borough of Chatham GO, BAN, 1.25%, 5/20/2022	3,649,000	3,675,554

Borough of Cresskill GO, 2.00%, 3/1/2022	20,000	20,181

Borough of Edgewater, General Improvement and Marina Utility GO, 4.00%, 2/15/2022	40,000	40,711

Borough of Fair Haven GO, 4.00%, 10/1/2022	25,000	26,019

Borough of Florham Park, Water & Sewer Utility GO, BAN, 1.50%, 11/12/2021	2,621,000	2,627,208

Borough of Harrington Park GO, BAN, 1.50%, 5/18/2022	3,830,000	3,863,930

Borough of Hasbrouck Heights, General Improvement GO, 4.00%, 9/15/2021	25,000	25,034

Borough of Hightstown GO, 5.00%, 4/1/2022	50,000	51,369

Borough of Lakehurst GO, 2.50%, 12/1/2022	40,000	40,934

Borough of Lebanon, General Improvement GO, 4.00%, 2/1/2022	30,000	30,446

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New Jersey — continued

Borough of Oakland, General Improvement GO, 3.00%, 12/1/2022	25,000	25,869

Borough of Old Tappan GO, BAN, 2.00%, 10/8/2021	1,149,100	1,151,144

Borough of Palisades Park GO, BAN, 1.50%, 3/18/2022	4,268,000	4,296,991

Borough of Point Pleasant, General Improvement GO, 4.00%, 7/15/2022	20,000	20,662

Borough of Ramsey, Water & Sewer Utilities GO, BAN, 1.25%, 6/3/2022	11,360,000	11,442,499

Borough of Ringwood GO, BAN, 1.50%, 4/8/2022	5,650,223	5,692,495

Borough of South Plainfield, General Improvement GO, 4.00%, 4/1/2022	100,000	102,248

Borough of South River, General Improvement

GO, 3.00%, 12/1/2021	170,000	171,188

GO, 3.00%, 12/1/2022	25,000	25,879

GO, 4.00%, 12/1/2022	40,000	41,904

Borough of Spotswood, Water & Sewer Utilities GO, 2.25%, 12/1/2022	25,000	25,617

Borough of Westwood GO, BAN, 1.50%, 12/17/2021	1,074,000	1,077,862

Bridgewater-Raritan Regional School District GO, 4.50%, 5/1/2022	90,000	92,606

Burlington County Bridge Commission, Governmental Leasing Program

Rev., 5.00%, 10/1/2021	25,000	25,098

Rev., 5.00%, 4/15/2022	25,000	25,755

Burlington County Bridge Commission, Governmental Loan Program

Rev., GTD, 4.00%, 10/15/2021	35,000	35,162

Rev., GTD, 5.00%, 12/1/2021	170,000	172,049

Rev., GTD, 5.00%, 8/1/2022	25,000	26,110

Rev., GTD, 5.00%, 12/1/2022	20,000	21,212

Burlington County Bridge Commission, Guaranteed Bridge System

Rev., GTD, 5.00%, 10/1/2021	20,000	20,079

Rev., GTD, 5.00%, 10/1/2022	50,000	52,622

Burlington Township Board of Education GO, 1.75%, 7/15/2022	50,000	50,700

Camden County Improvement Authority (The)

Series 2011A, Rev., GTD, 4.00%, 9/1/2021	95,000	95,000

Series 2012A, Rev., GTD, 5.00%, 9/1/2021	50,000	50,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	299

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New Jersey — continued

Series 2015A, Rev., GTD, 5.00%, 9/1/2021	55,000	55,000

Series 2014A, Rev., GTD, 4.00%, 12/15/2021	225,000	227,463

Rev., GTD, 5.00%, 1/15/2022	30,000	30,536

Series 2017B, Rev., GTD, 4.00%, 1/15/2024	25,000	27,216

Series 2015A, Rev., GTD, 5.00%, 9/1/2024	25,000	28,485

Camden County Improvement Authority (The), Camden County College Project Rev., GTD, 5.00%, 1/15/2023	50,000	53,272

Camden County Improvement Authority (The), City Hall Project Rev., GTD, 5.00%, 12/1/2022	75,000	79,504

Camden County Improvement Authority (The), County Capital Program Rev., GTD, 5.00%, 1/15/2022	315,000	320,625

Camden County Improvement Authority (The), Open Space Preservation Trust Fund Rev., GTD, 5.00%, 6/1/2023	50,000	51,797

Carlstadt School District GO, 5.00%, 5/1/2022	30,000	30,968

Chathams District Board of Education Series 2014A, GO, 5.00%, 7/15/2022	25,000	26,067

City of Brigantine GO, 4.00%, 10/15/2022	25,000	26,018

City of Clifton GO, 4.00%, 10/15/2022	35,000	36,493

City of Elizabeth GO, AGM, 2.50%, 4/1/2022	25,000	25,344

City of Elizabeth, General Improvement

GO, AGM, 3.00%, 4/1/2022	25,000	25,417

GO, 4.00%, 8/15/2022	50,000	51,838

City of Elizabeth, Improvement and Sewer Utility GO, 3.00%, 4/1/2022	50,000	50,834

City of Hoboken, Packaging Utility GO, 5.00%, 1/1/2023	25,000	26,625

City of Jersey City Series 2021A, GO, BAN, 1.50%, 1/12/2022	35,000	35,180

City of Jersey, General Improvement Series 2012A-B, GO, AGM, 3.00%, 9/1/2021	50,000	50,000

City of Lambertville GO, 5.00%, 3/1/2022	35,000	35,857

City of New Brunswick, General Improvement, Sewer Utility Bonds and Water Utility GO, 5.00%, 2/15/2022	50,000	51,117

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New Jersey — continued

City of New Brunswick, Redevelopment Area, Cultural Center Project GO, AGM, 4.00%, 9/15/2022	34,000	35,362

City of Newark

Series 2020B, GO, 5.00%, 10/1/2021	250,000	250,888

Series 2020C, GO, BAN, 2.00%, 10/5/2021	150,000	150,255

City of Ocean City, General Improvement

GO, 4.00%, 9/15/2021	25,000	25,036

GO, 4.00%, 9/15/2023	120,000	129,324

City of Plainfield, General Improvement GO, 4.00%, 8/15/2022	60,000	62,141

City of Rahway

GO, 4.00%, 4/15/2022	25,000	25,576

GO, 4.00%, 8/1/2023	25,000	26,804

City of Union City GO, 5.00%, 11/1/2021	40,000	40,292

City of Ventnor City GO, 3.00%, 12/1/2021	30,000	30,210

Clifton Board of Education GO, 4.00%, 3/1/2022	50,000	50,940

County of Atlantic, State Aid College GO, 0.05%, 6/1/2022	580,000	578,634

County of Atlantic, Vocational School GO, 3.00%, 10/1/2021	95,000	95,211

County of Bergen

GO, 5.00%, 10/15/2021	25,000	25,147

GO, 5.00%, 10/15/2022	65,000	68,591

County of Burlington, General Improvement

Series 2016A-1, GO, 4.00%, 9/1/2021	230,000	230,000

Series 2016A-1, GO, 4.00%, 9/1/2022	75,000	77,885

County of Camden, College GO, 3.00%, 2/1/2022	25,000	25,292

County of Cumberland GO, BAN, 2.00%, 10/7/2021	85,000	85,145

County of Essex

Series A, GO, 2.00%, 9/1/2022	25,000	25,474

GO, 3.00%, 8/1/2023	25,000	26,356

County of Essex, Vocational School Bonds Series 2017B, GO, 5.00%, 9/1/2022	35,000	36,709

County of Gloucester

Series 2017B, GO, 3.00%, 10/15/2021	30,000	30,101

SEE NOTES TO FINANCIAL STATEMENTS.

300	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New Jersey — continued

GO, 4.00%, 1/15/2022	100,000	101,409

County of Hudson

GO, 5.00%, 9/1/2021	30,000	30,000

GO, 5.00%, 12/1/2021	60,000	60,723

GO, 5.00%, 7/1/2022	25,000	26,011

Series B, GO, 5.00%, 7/1/2022	50,000	52,022

GO, 5.00%, 12/1/2022	125,000	132,572

GO, 4.00%, 2/15/2023	50,000	52,797

GO, 5.00%, 12/1/2023	25,000	27,673

County of Mercer, County College GO, 4.00%, 6/1/2022	25,000	25,723

County of Middlesex, Civic Square II Redevelopment Associates LLC COP, 4.00%, 6/15/2023	25,000	26,686

County of Middlesex, Civic Square III Redevelopment Associates LLC COP, 4.00%, 6/15/2023	100,000	106,742

County of Middlesex, Civic Square IV Redevelopment Associates LLC

COP, 5.00%, 10/15/2021	45,000	45,259

COP, 5.00%, 10/15/2022	50,000	52,686

County of Middlesex, General Improvement GO, 3.00%, 1/15/2022	50,000	50,539

County of Middlesex, Vocational Technical School GO, 3.00%, 6/1/2022	30,000	30,653

County of Monmouth, Various Purpose Series 2015C, GO, 5.00%, 7/15/2022	30,000	31,281

County of Ocean

GO, 5.00%, 12/1/2021	50,000	50,607

Series 2015A, GO, 4.00%, 8/1/2022	25,000	25,891

GO, 5.00%, 8/1/2022	25,000	26,119

County of Ocean, General Improvement GO, 5.00%, 11/1/2021	45,000	45,362

County of Passaic Series AC, GO, 2.00%, 11/1/2021	1,700,000	1,705,347

County of Passaic, Consisting of General Improvement and College GO, 5.00%, 4/1/2023	25,000	26,914

County of Passaic, Vocational School Series 2018B, GO, 4.00%, 12/1/2024	165,000	184,370

County of Somerset GO, 3.00%, 8/1/2022	25,000	25,651

County of Somerset, General Improvement Series 2013A/B, GO, 2.50%, 10/1/2022	100,000	102,458

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New Jersey — continued

County of Sussex GO, 4.00%, 9/1/2022	25,000	25,946

County of Union, Vocational Technical School

GO, 3.00%, 3/1/2022	45,000	45,652

GO, 5.00%, 3/1/2022	40,000	40,977

GO, 5.00%, 3/1/2023	45,000	48,287

Cumberland County Improvement Authority (The), Solid Waste Series 2015A, Rev., AGM, GTD, 5.00%, 1/1/2022	20,000	20,319

Dover Board of Education GO, 4.00%, 4/1/2022	50,000	51,080

Edgewater Borough Board of Education GO, 4.00%, 9/1/2021	70,000	70,000

Essex County Improvement Authority

Rev., AMBAC, GTD, 5.25%, 12/15/2021	210,000	213,104

Series 2006, Rev., AMBAC, GTD, 5.25%, 12/15/2021	95,000	96,407

Rev., AMBAC, GTD, 5.25%, 12/15/2022	115,000	122,628

Essex County Improvement Authority, County Guaranteed Project Rev., GTD, 5.00%, 10/1/2022	50,000	52,656

Flemington Raritan Regional Board of Education GO, 4.00%, 6/15/2022	80,000	82,460

Franklin Township Board of Education GO, 3.00%, 2/1/2022	40,000	40,481

Freehold Township Board of Education GO, 5.00%, 7/15/2023	25,000	26,056

Garden State Preservation Trust, Open Space and Farmland Preservation

Series 2012A, Rev., 4.00%, 11/1/2021	635,000	638,495

Series 2012A, Rev., 5.00%, 11/1/2021	125,000	125,892

Series 2005C, Rev., AGM, 5.25%, 11/1/2021	170,000	171,426

Series 2012A, Rev., 5.00%, 11/1/2022	20,000	21,008

Gloucester County Improvement Authority (The), County Capital Program Rev., GTD, 5.00%, 4/1/2022	25,000	25,715

Gloucester County Improvement Authority (The), GCSSSD/GCVTSD Project Rev., 4.00%, 5/15/2023	35,000	37,246

Gloucester County Improvement Authority (The), Shady Lane Nursing Home Project Rev., GTD, 4.00%, 12/1/2022	480,000	501,185

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	301

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New Jersey — continued

Greater Egg Harbor Regional High School District GO, AGM, 5.00%, 2/1/2022	20,000	20,397

Green Brook Township School District GO, 3.50%, 5/15/2023	80,000	81,857

Haddonfield Public Schools District GO, 4.00%, 2/15/2022 (b)	75,000	76,324

Hainesport Township School District GO, 5.00%, 1/15/2024	35,000	38,885

Highland Park School District GO, 4.50%, 3/1/2022 (b)	35,000	35,748

Hopewell Valley Regional School District GO, 3.25%, 1/15/2025	25,000	27,317

Hudson County Improvement Authority, Capital Appreciation Series 2006A-1, Rev., GTD, NATL-RE, Zero Coupon, 12/15/2022	125,000	124,505

Hudson County Improvement Authority, Guttenberg Project Rev., GTD, 5.00%, 8/1/2023	50,000	54,552

Hudson County Improvement Authority, Special Acquisition Bonds Rev., GTD, 4.00%, 11/15/2021 (b)	55,000	55,429

Hudson County Improvement Authority, Vocational — Technical School Project

Rev., 5.00%, 5/1/2023	140,000	151,080

Rev., 5.00%, 5/1/2024	65,000	73,095

Jackson Township School District

GO, 4.00%, 2/1/2022	30,000	30,481

GO, 5.00%, 6/15/2025	50,000	58,387

Kingsway Regional School District GO, 3.00%, 3/1/2022	50,000	50,689

Lenape Regional High School District

GO, 5.00%, 4/1/2022	30,000	30,854

GO, 5.00%, 3/15/2023	20,000	21,444

Leonia Board of Education GO, 4.00%, 7/15/2022	140,000	144,697

Logan Township School District GO, 2.00%, 3/15/2022	30,000	30,306

Lumberton Township School District GO, 2.00%, 7/15/2022	60,000	60,907

Mainland Regional High School District GO, 4.00%, 10/15/2022	25,000	26,049

Medford Township Board of Education GO, 5.00%, 3/1/2022	120,000	122,926

Middlesex County Improvement Authority, Capital Equipment and Improvement

Rev., GTD, 3.00%, 9/1/2021	20,000	20,000

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New Jersey — continued

Rev., GTD, 4.00%, 9/15/2021	175,000	175,248

Rev., GTD, 4.00%, 10/15/2021	20,000	20,094

Rev., GTD, 2.00%, 9/15/2022	125,000	127,472

Middlesex County Improvement Authority, Educational Services Commission of New Jersey Project Rev., GTD, 5.00%, 7/15/2022	25,000	26,067

Middlesex County Improvement Authority, Perth Amboy Franchise Acquisit Series 1999B, Rev., AMBAC, GTD, Zero Coupon, 9/1/2022	35,000	34,847

Millburn Township Board of Education GO, 3.50%, 8/1/2022	30,000	30,935

Millstone Township School District GO, 4.00%, 7/15/2022	85,000	87,776

Monmouth County Improvement Authority (The), Governmental Pooled Loan Project

Rev., GTD, 5.00%, 12/1/2021	35,000	35,428

Series 2017B, Rev., GTD, 5.00%, 7/15/2022	30,000	31,289

Series 2016B, Rev., GTD, 4.00%, 8/1/2022	35,000	36,260

Rev., GTD, 5.00%, 12/1/2022	145,000	153,916

Series 2019B, Rev., GTD, 5.00%, 12/1/2022	25,000	26,537

Monroe Township Board of Education

GO, 5.00%, 3/1/2022	105,000	107,544

GO, 4.00%, 8/1/2022	95,000	98,349

Montgomery Township Board of Education GO, 5.00%, 4/1/2022	60,000	61,711

Morris County Improvement Authority Series 2012A, Rev., GTD, 3.00%, 2/1/2022 (b)	40,000	40,475

Morris County Improvement Authority, Guaranteed Authority Pooled Program Rev., GTD, 4.00%, 9/1/2021	20,000	20,000

Morris County Improvement Authority, Guaranteed Loan Lincoln Park Refunding Project Rev., GTD, 4.00%, 3/15/2022	25,000	25,523

Morris County Improvement Authority, Morris Hills Regional District Project Rev., GTD, 5.00%, 10/1/2022 (b)	35,000	36,844

Morris County Improvement Authority, Rockaway Borough Board of Education Project Rev., GTD, 5.00%, 12/1/2022	100,000	106,097

SEE NOTES TO FINANCIAL STATEMENTS.

302	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New Jersey — continued

Mount Olive Township Board of Education GO, 4.00%, 7/15/2022	30,000	31,014

Mountain Lakes School District GO, 5.00%, 1/15/2022	25,000	25,454

Mountainside School District GO, 3.00%, 8/15/2022	30,000	30,826

New Brunswick Parking Authority, Tax-Exempt

Series 2020B, Rev., GTD, 5.00%, 9/1/2021	70,000	70,000

Series 2020B, Rev., GTD, 5.00%, 9/1/2022	350,000	365,905

Series 2020B, Rev., GTD, 5.00%, 9/1/2023	335,000	365,111

New Jersey Building Authority Series 2013A, Rev., 5.00%, 6/15/2022	35,000	36,309

New Jersey Economic Development Authority, Cigarette Tax Rev., 5.00%, 6/15/2022	200,000	206,960

New Jersey Economic Development Authority, College Avenue Redevelopment Project

Rev., 5.00%, 6/15/2022	70,000	72,651

Rev., 5.00%, 6/15/2023 (b)	175,000	189,969

New Jersey Economic Development Authority, New Jersey Transit Corporation Project Series B, Rev., 5.00%, 11/1/2021	50,000	50,390

New Jersey Economic Development Authority, School Facilities Construction

Series 2011GG, Rev., 5.00%, 9/1/2021	125,000	125,000

Series 2005K, Rev., NATL-RE, 5.25%, 12/15/2021	30,000	30,430

Series 2005K, Rev., AGC-ICC, FGIC, 5.25%, 12/15/2021	20,000	20,292

Series 2012-II, Rev., 5.00%, 3/1/2022	555,000	568,136

Series 2013NN, Rev., 5.00%, 3/1/2022	195,000	199,615

Series KK, Rev., 5.00%, 3/1/2022	30,000	30,710

Rev., 5.00%, 6/15/2022	100,000	103,739

Series KK, Rev., 5.00%, 9/1/2022 (b)	40,000	41,945

Series 2013 NN, Rev., 5.00%, 3/1/2023	35,000	37,480

Rev., 5.00%, 6/15/2023	110,000	119,273

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New Jersey — continued

Series 2012-II, Rev., 3.00%, 3/1/2024	240,000	243,047

Series NN, Rev., 5.00%, 3/1/2024	100,000	107,208

Series 2005N1, Rev., AMBAC, 5.50%, 9/1/2024	1,375,000	1,587,083

Series 2012-II, Rev., 5.00%, 3/1/2025	200,000	204,724

Series 2005N1, Rev., AGM, 5.50%, 9/1/2025	75,000	90,020

Series II, Rev., 5.00%, 3/1/2026	130,000	133,070

New Jersey Educational Facilities Authority, Capital Improvement Series 2016B, Rev., 5.00%, 9/1/2021	100,000	100,000

New Jersey Educational Facilities Authority, College of New Jersey Rev., 5.00%, 7/1/2022 (b)	225,000	234,131

New Jersey Educational Facilities Authority, Higher Education Facilities Trust Fund Rev., 5.00%, 6/15/2022	50,000	51,869

New Jersey Educational Facilities Authority, Princeton University Series 2017B, Rev., 5.00%, 7/1/2022	30,000	31,226

New Jersey Educational Facilities Authority, Seton Hall University Series 2013D, Rev., 3.50%, 7/1/2023	25,000	26,357

New Jersey Health Care Facilities Financing Authority, AHS Hospital Corp.

Rev., 5.00%, 7/1/2022	590,000	613,858

Rev., 5.00%, 7/1/2025	125,000	147,020

New Jersey Health Care Facilities Financing Authority, Barnabas Health Obligated Group

Series 2012A, Rev., 4.00%, 9/10/2021 (b)	100,000	103,228

Series 2019B-1, Rev., 5.00%, 7/1/2024 (c)	800,000	904,197

Rev., 5.00%, 7/1/2026 (c)	220,000	265,313

New Jersey Health Care Facilities Financing Authority, Hackensack Meridian Health Obligated Group

Rev., 5.00%, 7/1/2022	735,000	764,595

Rev., 5.00%, 7/1/2023	20,000	21,762

Series 2017A, Rev., 5.00%, 7/1/2025	190,000	223,471

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	303

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New Jersey — continued

New Jersey Health Care Facilities Financing Authority, Inspira Health Obligated Group Rev., 2.00%, 7/1/2022	350,000	355,117

New Jersey Health Care Facilities Financing Authority, Meridian Health System Obligated Group

Series 2003A, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/9/2021 (c)	5,300,000	5,300,000

Rev., 5.00%, 7/1/2023	20,000	20,802

Rev., 5.00%, 7/1/2024	355,000	368,929

New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group Issue

Series 2012A, Rev., 5.00%, 7/1/2022	595,000	619,158

Series 2016A, Rev., 5.00%, 7/1/2022	225,000	234,137

Series 2019B-2, Rev., 5.00%, 7/1/2025 (c)	130,000	152,086

New Jersey Health Care Facilities Financing Authority, Valley Health System

Rev., 5.00%, 7/1/2022	25,000	25,998

Rev., 5.00%, 7/1/2024	200,000	226,519

Rev., 5.00%, 7/1/2026	50,000	60,564

New Jersey Health Care Facilities Financing Authority, Virtua Health, Inc.

Rev., 5.00%, 7/1/2023	215,000	233,900

Rev., 5.00%, 7/1/2025	20,000	22,165

Rev., 5.00%, 7/1/2026	135,000	149,515

New Jersey Higher Education Student Assistance Authority, Senior Student Loan

Series 2019A, Rev., 5.00%, 12/1/2022	40,000	42,366

Series A, Rev., 5.00%, 12/1/2024	40,000	45,846

New Jersey Housing and Mortgage Finance Agency, Multi-Family, Post Road Gardens Series 2020A, Rev., 0.75%, 6/1/2022 (c)	100,000	100,354

New Jersey Housing and Mortgage Finance Agency, Riverside Senior Apartments Project Series 2019D, Rev., 1.35%, 6/1/2022 (c)	300,000	302,403

New Jersey Infrastructure Bank, Environmental Infrastructure

Series 2016A-R, Rev., GTD, 4.00%, 9/1/2021	75,000	75,000

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New Jersey — continued

Series 2017A-R2, Rev., GTD, 4.00%, 9/1/2021	65,000	65,000

Series 2007-C, Rev., 5.00%, 9/1/2021	130,000	130,000

Series 2016A-R2, Rev., GTD, 5.00%, 9/1/2021	35,000	35,000

Series 2020A-1, Rev., 5.00%, 9/1/2021	25,000	25,000

Series 2007-A, Rev., 5.25%, 9/1/2021	30,000	30,000

Series 2020A-R1, Rev., 3.00%, 9/1/2022	60,000	61,741

Series 2012A-R, Rev., GTD, 4.00%, 9/1/2022	225,000	233,771

Series 2017A-R2, Rev., GTD, 4.00%, 9/1/2022	95,000	98,703

Series 2007A, Rev., GTD, 5.00%, 9/1/2022	70,000	73,426

Series 2014A, Rev., GTD, 5.00%, 9/1/2022	25,000	26,224

Series 2016A-1, Rev., GTD, 5.00%, 9/1/2022	35,000	36,713

Series 2020A-R1, Rev., 3.00%, 9/1/2023	40,000	42,287

Series 2012A-R, Rev., GTD, 4.00%, 9/1/2023	75,000	80,799

Rev., GTD, 5.00%, 9/1/2024	35,000	40,037

New Jersey Sports and Exposition Authority, Convention Center Rev., NATL-RE, 5.50%, 3/1/2022 (b)	35,000	35,921

New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Series 2018A, Rev., 5.00%, 6/15/2022	120,000	124,506

New Jersey Transportation Trust Fund Authority, Transportation Program

Series 2013AA, Rev., 5.00%, 6/15/2022	150,000	155,608

Series 2014AA, Rev., 5.00%, 6/15/2022	30,000	31,122

Series 2015AA, Rev., 5.00%, 6/15/2022	50,000	51,869

New Jersey Transportation Trust Fund Authority, Transportation System

Series 2006A, Rev., 5.25%, 12/15/2021	170,000	172,438

SEE NOTES TO FINANCIAL STATEMENTS.

304	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New Jersey — continued

Series 2005B, Rev., NATL-RE, 5.50%, 12/15/2021	95,000	96,430

Series 2006A, Rev., 5.50%, 12/15/2021	660,000	669,937

Series 2006A, Rev., AGM-CR, 5.50%, 12/15/2022	165,000	176,297

Series 2008A, Rev., Zero Coupon, 12/15/2023	140,000	137,781

New Jersey Turnpike Authority

Series 2012A, Rev., 5.00%, 1/1/2022 (b)	165,000	167,671

Series 2012B, Rev., 5.00%, 1/1/2022 (b)	30,000	30,486

Series 2014C, Rev., 5.00%, 1/1/2022 (b)	35,000	35,567

Series 2013A, Rev., 3.00%, 7/1/2022 (b)	100,000	102,373

Series 2013A, Rev., 5.00%, 7/1/2022 (b)	1,390,000	1,446,410

Series 2012B, Rev., 3.50%, 1/1/2023 (b)	25,000	26,109

Series 2012B, Rev., 5.00%, 1/1/2023 (b)	350,000	372,652

Series 2013F, Rev., 5.00%, 1/1/2023 (b)	100,000	106,472

Series 2017E, Rev., 5.00%, 1/1/2025	50,000	57,639

Series 2004C-2, Rev., AMBAC, 5.50%, 1/1/2025	90,000	105,237

New Jersey Water Supply Authority, Manasquan Reservoir Water Supply System Rev., 5.00%, 8/1/2022	20,000	20,878

North Bergen Township Board of Education COP, 4.00%, 12/15/2022	75,000	78,561

North Hudson Sewerage Authority, Senior Lien

Series 2012A, COP, 5.00%, 6/1/2022 (b)	105,000	108,793

Series 2012A, Rev., 5.00%, 6/1/2022 (b)	50,000	51,807

Northern Burlington County Regional School District

GO, 3.00%, 9/1/2021	35,000	35,000

GO, 5.00%, 3/1/2023	20,000	21,370

Northern Valley Regional High School District GO, 4.00%, 2/1/2022	30,000	30,487

Paramus School District GO, 5.00%, 4/1/2022	50,000	51,426

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New Jersey — continued

Passaic County Improvement Authority (The), City of Paterson Project

Rev., 4.00%, 6/15/2022	25,000	25,757

Rev., 5.00%, 6/15/2023	25,000	27,107

Passaic County Improvement Authority (The), Preakness Healthcare Center Expansion Project Rev., GTD, 2.63%, 5/1/2023	100,000	101,526

Passaic County Utilities Authority, Solid Waste Disposal Rev., GTD, 4.50%, 3/1/2024	75,000	82,925

Passaic Valley Sewerage Commission, Sewer System Series G, Rev., 5.75%, 12/1/2022	100,000	106,548

Pennsauken Township School District GO, 3.00%, 7/15/2022	55,000	56,319

Pequannock Township Board of Education

GO, 4.00%, 1/15/2024	65,000	70,682

GO, 4.00%, 1/15/2025	50,000	56,065

Ramsey School District GO, 3.13%, 1/15/2023	25,000	26,031

Rancocas Valley Regional High School District GO, 5.00%, 2/1/2023	40,000	42,655

Ridgewood Board of Education Series 2016A, GO, 4.00%, 3/15/2022	80,000	81,679

River Dell Regional School District GO, 4.00%, 3/1/2022	20,000	20,388

River Edge School District

GO, 4.00%, 10/15/2021	45,000	45,210

GO, 3.00%, 2/1/2023	50,000	50,522

Rumson Boro School District GO, 4.00%, 9/1/2021	20,000	20,000

Rumson-Fair Haven Regional High School District GO, 3.25%, 2/1/2022	40,000	40,516

Rutgers The State University of New Jersey

Series 2013J, Rev., 5.00%, 5/1/2022	20,000	20,640

Series 2018N, Rev., 4.00%, 5/1/2023	25,000	26,520

Somerdale School District GO, 3.38%, 9/1/2022	40,000	41,249

Somerset County Improvement Authority, Bridgewater, Hillsborough and Bernards Property Acquisition Project Rev., GTD, 4.00%, 10/1/2022	25,000	26,055

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	305

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New Jersey — continued

Somerset County Improvement Authority, County Guaranteed Lease, Somerset Board of Social Services Project Rev., GTD, 5.00%, 2/15/2022	50,000	51,115

Somerset County Improvement Authority, County Guaranteed Lease, Township of Montgomery Project Rev., GTD, 5.00%, 9/1/2022	35,000	36,713

Somerset Hills School District GO, 5.00%, 3/15/2022	30,000	30,790

South Brunswick Township Board of Education

GO, 3.00%, 12/1/2021	195,000	196,407

GO, 4.00%, 8/1/2022	25,000	25,891

GO, 5.00%, 8/1/2024	45,000	49,958

South Harrison Township School District GO, 4.00%, 1/15/2023	25,000	26,220

South Orange and Maplewood School District

GO, 4.00%, 1/15/2023	25,000	26,295

GO, 5.00%, 1/15/2023	25,000	26,636

Southampton School District GO, 2.13%, 9/1/2022	40,000	40,727

State of New Jersey

Series 2016T, GO, 5.00%, 6/1/2022	180,000	186,481

GO, 5.25%, 8/1/2022	100,000	104,629

State of New Jersey, COVID-19 Emergency Bonds GO, 4.00%, 6/1/2023	1,440,000	1,534,494

State of New Jersey, Various Purpose

GO, 5.00%, 6/1/2022	355,000	367,781

GO, 5.00%, 6/1/2026	65,000	75,843

Sussex County Municipal Utilities Authority (The), Capital Appreciation Series 2008-B, Rev., AGM, GTD, Zero Coupon, 12/1/2021	20,000	19,996

Tobacco Settlement Financing Corp.

Series A, Rev., 5.00%, 6/1/2022	1,055,000	1,092,360

Series A, Rev., 5.00%, 6/1/2023	1,740,000	1,882,191

Series A, Rev., 5.00%, 6/1/2024	125,000	140,804

Series A, Rev., 5.00%, 6/1/2025	655,000	765,340

Series A, Rev., 5.00%, 6/1/2026	105,000	126,722

Town of Dover Series A, GO, BAN, 1.25%, 5/26/2022	10,350,000	10,426,294

Town of Guttenberg GO, BAN, 2.00%, 10/21/2021	7,450,000	7,467,488

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New Jersey — continued

Town of Hammonton GO, 4.00%, 3/1/2023	30,000	30,576

Town of Newton GO, 5.00%, 4/1/2024	50,000	56,026

Town of Westfield, General Improvement GO, 2.00%, 9/15/2022	40,000	40,770

Township of Barnegat GO, BAN, 1.25%, 5/26/2022	11,000,000	11,081,899

Township of Bloomfield GO, 4.00%, 6/1/2022	30,000	30,877

Township of Bloomfield, General Improvement and Water Utility GO, 5.00%, 2/1/2024	40,000	44,521

Township of Brick

GO, 4.00%, 11/1/2021	35,000	35,225

GO, 4.00%, 11/1/2022	25,000	26,139

Township of Bridgewater GO, 3.00%, 9/1/2021	25,000	25,000

Township of Bridgewater, General Improvement GO, 5.00%, 8/1/2022	50,000	52,243

Township of Cherry Hill, General Improvement and Sewer Utility GO, 4.00%, 5/1/2022	30,000	30,779

Township of East Amwell GO, 4.00%, 2/15/2023	25,000	26,338

Township of East Brunswick GO, 3.00%, 3/15/2023	25,000	26,086

Township of East Greenwich GO, BAN, 2.00%, 12/9/2021	2,505,000	2,515,976

Township of Edison, General Improvement and Sewer Utility GO, 4.00%, 6/1/2022	115,000	118,361

Township of Evesham, General Improvement and Golf Utility GO, 4.00%, 5/1/2023	25,000	26,551

Township of Franklin, Open Space Trust GO, 4.00%, 1/15/2022	25,000	25,357

Township of Hamilton, Sewer Utility GO, 5.00%, 8/1/2022	20,000	20,878

Township of Hopewell GO, 3.00%, 2/1/2022 (b)	25,000	25,297

Township of Jackson GO, 4.00%, 12/1/2021	30,000	30,291

Township of Lakewood, General Improvement GO, 3.00%, 11/1/2022	30,000	30,978

Township of Little Falls, General Improvement GO, 4.00%, 8/15/2023	25,000	26,840

SEE NOTES TO FINANCIAL STATEMENTS.

306	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New Jersey — continued

Township of Livingston GO, 3.00%, 7/15/2022	30,000	30,746

Township of Lopatcong GO, 4.00%, 9/1/2023	30,000	32,163

Township of Maplewood, General Improvement

GO, 5.00%, 10/15/2021	30,000	30,173

GO, 5.00%, 2/15/2023	40,000	42,793

Township of Marlboro GO, 4.00%, 10/15/2021	25,000	25,116

Township of Medford GO, 4.00%, 7/15/2022	25,000	25,828

Township of Mine Hill GO, BAN, 2.00%, 4/29/2022	1,861,750	1,883,045

Township of Monroe, Water Sewer Utility GO, 5.00%, 6/1/2022	25,000	25,902

Township of Montclair, General Improvement Series 2017A, GO, 3.00%, 3/1/2022	25,000	25,364

Township of Montclair, School

GO, 5.00%, 3/1/2022	25,000	25,612

Series 2016B, GO, 4.00%, 10/1/2022	50,000	52,110

Township of Montville GO, 5.00%, 11/1/2022	30,000	31,682

Township of Moorestown, General Improvement and Water Sewer Utility

GO, 5.00%, 9/1/2021	45,000	45,000

GO, 5.00%, 2/1/2023	25,000	26,718

Township of Mount Olive, General Improvement and Water Sewer Utility GO, 4.00%, 8/15/2022	35,000	36,269

Township of North Bergen GO, BAN, 2.00%, 4/27/2022	155,000	156,912

Township of North Brunswick, General Improvement GO, 2.00%, 7/15/2022	40,000	40,647

Township of Parsippany-Troy Hills GO, 5.00%, 7/15/2023	40,000	41,689

Township of Parsippany-Troy Hills, Golf Recreation Utility GO, 3.00%, 6/1/2023	35,000	36,649

Township of Pemberton GO, BAN, 1.25%, 6/2/2022	9,776,774	9,850,473

Township of Pequannock, Sewer Utility GO, 4.00%, 4/1/2022	25,000	25,568

Township of Randolph, Various Purpose GO, 3.00%, 10/15/2022	45,000	46,443

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New Jersey — continued

Township of Readington, General Improvement GO, 5.00%, 1/15/2025	25,000	28,869

Township of River Vale GO, 4.00%, 6/15/2023	35,000	37,360

Township of South Brunswick

GO, 4.00%, 3/1/2022	20,000	20,390

GO, 5.00%, 9/1/2022	30,000	31,469

Township of South Hackensack GO, BAN, 1.50%, 12/16/2021	1,461,500	1,467,049

Township of Stafford Series 2014B, GO, 5.00%, 2/1/2023	30,000	32,031

Township of Toms River

GO, 5.00%, 3/1/2022	45,000	46,102

GO, 4.00%, 12/1/2022	25,000	26,219

Township of Toms River General Improvement Series AB, GO, 5.00%, 11/15/2021	25,000	25,250

Township of Toms River, General Improvement GO, 4.00%, 6/15/2023	40,000	42,734

Township of Toms River, General Improvement, Golf Utility Improvement Series 2011A, GO, 3.00%, 12/15/2023	45,000	47,819

Township of Union, General Improvement GO, 4.00%, 2/1/2023	25,000	26,347

Township of Voorhees GO, 1.75%, 9/15/2022	25,000	25,403

Township of Wayne, General Improvement GO, 3.00%, 2/15/2022	75,000	75,973

Township of West Deptford GO, 3.00%, 9/1/2026	100,000	107,087

Township of West Orange, General Improvement GO, 2.00%, 8/1/2022	35,000	35,588

Township of West Orange, Tax Appeal GO, BAN, 1.50%, 12/15/2021	9,608,441	9,644,014

Township of Westampton Series A, GO, BAN, 1.25%, 5/31/2022	3,405,655	3,431,233

Township of Willingboro, General Improvement

GO, AGM, 2.25%, 8/1/2022	50,000	50,987

GO, AGM, 4.00%, 8/1/2022	35,000	36,251

Township of Woodbridge, General Improvement GO, 3.00%, 8/15/2022	55,000	56,525

Township of Woodbridge, General Sewer Utility GO, BAN, 2.00%, 9/1/2021	60,000	60,138

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	307

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New Jersey — continued

Union County Improvement Authority, City of Linden Omnibus Project Rev., AGM, GTD, 4.00%, 11/1/2021	20,000	20,129

Union County Improvement Authority, College Cranford Facility Rev., 3.00%, 12/1/2022	50,000	51,815

Union County Improvement Authority, County College Facility Project Series 2014A, Rev., 4.00%, 2/1/2022	25,000	25,406

Union Township Board of Education GO, 4.00%, 1/1/2022	55,000	55,695

Village of Ridgewood, General Improvement and Water Utility GO, 4.00%, 8/1/2022	40,000	41,429

West Essex Regional School District GO, 5.00%, 11/1/2022	40,000	42,287

West Orange School District GO, 5.00%, 11/1/2021	25,000	25,196

West Windsor-Plainsboro Regional School District GO, 4.00%, 9/15/2021	20,000	20,028

Woodbridge Township Board of Education, School Building GO, 2.00%, 7/15/2022	25,000	25,404

Woodland Park School District GO, 5.00%, 4/15/2023	100,000	107,316

Total New Jersey		138,509,021

New Mexico — 0.3%

Albuquerque Bernalillo County Water Utility Authority, Senior Lien, Joint Water & Sewer System Improvement

Rev., 5.00%, 7/1/2022	100,000	104,059

Series 2014A, Rev., 5.00%, 7/1/2022	25,000	26,017

Albuquerque Metropolitan Arroyo Flood Control Authority GO, 5.00%, 8/1/2023	50,000	54,582

Albuquerque Municipal School District No. 12

Series 2014B, GO, 5.00%, 8/1/2022	75,000	78,350

Series 2017A, GO, 5.00%, 8/1/2022	25,000	26,117

Bloomfield School District No. 6 GO, 2.00%, 10/1/2022	25,000	25,477

City of Albuquerque, General Purpose

Series 2014A, GO, 5.00%, 7/1/2022	200,000	208,173

Series 2019A, GO, 5.00%, 7/1/2022	55,000	57,248

City of Las Cruces GO, 5.00%, 8/1/2022	35,000	36,573

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New Mexico — continued

City of Roswell Rev., 4.00%, 8/1/2022	50,000	51,693

City of Roswell, Joint Water and Sewer Series B, Rev., 5.00%, 6/1/2022	25,000	25,910

City of Santa Fe GO, 4.00%, 8/1/2022	25,000	25,896

County of Los Alamos, Gross Receipts Tax Rev., 5.00%, 6/1/2022	40,000	41,440

County of Santa Fe GO, 5.00%, 7/1/2022	75,000	78,059

County of Santa Fe, Gross Receipts Tax Rev., 5.00%, 6/1/2022	100,000	103,670

Las Cruces School District No. 2 Series 2017A, GO, 5.00%, 8/1/2022	50,000	52,177

New Mexico Finance Authority, Senior Lien Public Project Revolving Fund

Rev., 5.00%, 6/1/2022	40,000	41,468

Series 2014B, Rev., 5.00%, 6/1/2022	25,000	25,917

Series 2016A, Rev., 5.00%, 6/1/2022	25,000	25,918

Series 2016C, Rev., 5.00%, 6/1/2022	25,000	25,917

Series 2016D, Rev., 5.00%, 6/1/2022	30,000	31,101

Series 2016F, Rev., 5.00%, 6/1/2022	100,000	103,670

Series 2017A, Rev., 5.00%, 6/1/2022	135,000	139,954

Series 2017E, Rev., 5.00%, 6/1/2022	250,000	259,174

Series 2019B, Rev., 5.00%, 6/1/2022	45,000	46,651

Series 2020A, Rev., 5.00%, 6/1/2022	255,000	264,358

Series 2017A, Rev., 5.00%, 6/1/2023	55,000	59,669

Series 2016C, Rev., 5.00%, 6/1/2024	25,000	28,266

New Mexico Finance Authority, State Transportation, Senior Lien

Rev., 4.00%, 6/15/2022	245,000	252,533

Rev., 5.00%, 6/15/2022	295,000	306,388

New Mexico Finance Authority, State Transportation, Subordinate Lien

Series 2018A, Rev., 5.00%, 6/15/2022	120,000	124,603

Series B-2, Rev., 5.00%, 6/15/2022	25,000	25,959

Series 2018A, Rev., 5.00%, 6/15/2023	240,000	260,774

SEE NOTES TO FINANCIAL STATEMENTS.

308	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New Mexico — continued

New Mexico Finance Authority, Subordinate Lien Public Project Revolving Fund Series 2015D, Rev., 5.00%, 6/15/2022	25,000	25,965

New Mexico Finance Authority, Subordinate Lien Public Project Revolving Fund, Tax-Exempt

Rev., 5.00%, 6/15/2022	205,000	212,914

Series 2017D, Rev., 5.00%, 6/15/2022	25,000	25,965

Series 2017D, Rev., 5.00%, 6/15/2023	100,000	108,674

Series 2019C-1, Rev., 5.00%, 6/15/2023	40,000	43,470

Series 2017B, Rev., 3.50%, 6/15/2024	50,000	54,538

Series 2018C-1, Rev., 4.00%, 6/15/2024	30,000	33,139

New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services

Series 2012A, Rev., 5.00%, 8/1/2022 (b)	170,000	177,591

Series 2015A, Rev., 5.00%, 8/1/2022	520,000	543,082

Series 2015A, Rev., 5.00%, 8/1/2024	185,000	210,337

Series 2019B, Rev., 5.00%, 8/1/2025 (c)	75,000	87,831

New Mexico State University Series B, Rev., 5.00%, 4/1/2022	25,000	25,686

Rio Rancho Public School District No. 94 GO, 5.00%, 8/1/2022	45,000	46,964

Santa Fe Public School District GO, 5.00%, 8/1/2022	260,000	271,516

State of New Mexico

GO, 5.00%, 3/1/2022	20,000	20,490

Series 2017B, GO, 5.00%, 3/1/2022	75,000	76,836

State of New Mexico Severance Tax Permanent Fund

Series 2015A, Rev., 5.00%, 7/1/2022	65,000	67,656

Series 2016D, Rev., 5.00%, 7/1/2022	70,000	72,861

State of New Mexico, Severance Tax Permanent Fund

Series 2016B, Rev., 4.00%, 7/1/2022	635,000	655,679

Series 2016B, Rev., 4.00%, 7/1/2023	20,000	21,420

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New Mexico — continued

Series 2015B, Rev., 5.00%, 7/1/2023	100,000	108,926

Series A, Rev., 5.00%, 7/1/2023	25,000	27,231

University of New Mexico (The), Subordinate Lien System Series 2014C, Rev., 5.00%, 6/1/2022	55,000	57,001

University of New Mexico (The), Subordinate Lien System Improvement Rev., 5.00%, 6/1/2022	50,000	51,819

Total New Mexico		6,045,352

New York — 10.3%

Albany Municipal Water Finance Authority, Second Resolution Series 2011A, Rev., 5.00%, 12/1/2021 (b)	215,000	217,603

Ardsley Union Free School District GO, 4.00%, 1/15/2022	30,000	30,436

Arlington Central School District

GO, 4.00%, 12/15/2021	25,000	25,276

GO, 5.00%, 5/15/2022	25,000	25,854

Ausable Valley Central School District GO, AGM, 2.00%, 6/15/2022	50,000	50,708

Ballston Spa Central School District Series 2020B, GO, BAN, 1.50%, 9/17/2021	1,888,000	1,888,950

Battery Park City Authority

Series 2019D-2, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/9/2021 (c)	2,485,000	2,485,000

Series 2013A, Rev., 4.00%, 11/1/2022	30,000	31,363

Series 2013A, Rev., 5.00%, 11/1/2022	45,000	47,567

Battery Park City Authority, Tax-Exempt Series 2013A, Rev., 5.00%, 11/1/2021	135,000	136,095

Bay Shore Fire District GO, 3.00%, 4/15/2022	25,000	25,437

Bay Shore Union Free School District

GO, 5.00%, 12/1/2021	55,000	55,665

GO, 5.00%, 1/15/2022	25,000	25,451

Bedford Central School District, Boces Project Bonds GO, 3.00%, 11/15/2023	25,000	25,867

Brentwood Union Free School District GO, 4.50%, 11/15/2021	55,000	55,495

Brighton Central School District GO, 4.00%, 6/1/2022	40,000	41,151

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	309

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New York — continued

Broadalbin-Perth Central School District GO, 2.00%, 6/15/2022	340,000	344,706

Brookhaven-Comsewogue Union Free School District

GO, 3.75%, 6/15/2022	50,000	51,359

GO, 4.00%, 7/15/2022	25,000	25,805

Buffalo Municipal Water Finance Authority

Series 2015-A, Rev., 4.00%, 7/1/2022	100,000	103,265

Series 2019B, Rev., 5.00%, 7/1/2022	25,000	26,024

Build NYC Resource Corp., The New York Methodist Hospital Project Rev., 5.00%, 7/1/2023 (b)	55,000	59,779

Build NYC Resource Corp., United Jewish Appeal-Federation of Jewish Philanthropies of New York, Inc., Project Rev., 5.00%, 7/1/2022	50,000	52,043

Byram Hills Central School District GO, 4.00%, 11/15/2021	90,000	90,719

Carle Place Union Free School District GO, 1.63%, 8/15/2022	50,000	50,056

Central Square Central School District GO, 4.00%, 6/15/2023	25,000	26,718

Chappaqua Central School District GO, 5.00%, 1/15/2022	50,000	50,912

City of Binghamton, Public Improvement GO, 2.13%, 1/15/2022	25,000	25,180

City of Buffalo, General Improvement

Series 2018A, GO, 5.00%, 10/1/2021	70,000	70,279

Series B, GO, 4.00%, 11/15/2021	60,000	60,479

City of Cortland, Public Improvement GO, 5.00%, 6/1/2022	75,000	77,677

City of Glens Falls, Public Improvement GO, AGM, 4.00%, 1/15/2022	30,000	30,423

City of Ithaca, Public Improvement GO, 4.00%, 1/15/2023	25,000	26,298

City of New York

Subseries A-1, GO, 4.00%, 10/1/2021	75,000	75,237

Series I, Subseries 1-I, GO, 5.00%, 3/1/2022	70,000	71,710

Series G, Subseries G-1, GO, 5.00%, 4/1/2022 (b)	375,000	385,684

Series 2012E, GO, 4.00%, 8/1/2022	25,000	25,405

Series B, GO, 4.00%, 8/1/2022	210,000	217,503

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New York — continued

Series B, GO, 5.00%, 8/1/2022	200,000	208,964

Series C, GO, 5.00%, 8/1/2022	235,000	245,542

Series D, GO, 5.00%, 8/1/2022	35,000	36,570

Series E, GO, 5.00%, 8/1/2022	120,000	125,383

Series H, GO, 5.00%, 8/1/2022	135,000	141,056

Series I, GO, 5.00%, 8/1/2022 (b)	30,000	31,343

Series B, Subseries B-5, GO, NATL-RE, 5.00%, 8/15/2022	25,000	26,169

Subseries A-1, GO, 5.00%, 10/1/2022 (b)	80,000	84,223

Series F, Subseries F-1, GO, 5.00%, 3/1/2023 (b)	60,000	64,369

Series C, GO, 5.00%, 8/1/2023	25,000	26,112

Series 2012F, GO, 5.00%, 8/1/2024	20,000	20,406

Series 2013J, GO, 5.00%, 8/1/2024	320,000	349,650

Series B, GO, 5.00%, 8/1/2024	25,000	26,119

Series E, GO, 5.00%, 8/1/2024	75,000	80,155

Series I, GO, 5.00%, 8/1/2024	125,000	130,596

Series B, GO, 5.00%, 8/1/2025	140,000	146,267

Series C, GO, 5.00%, 8/1/2025	145,000	156,969

Series J, GO, 5.00%, 8/1/2025	30,000	34,146

City of New York, Fiscal Year 1994 Series 1994A, GO, 5.00%, 8/1/2023	150,000	150,588

City of New York, Fiscal Year 2006

Series I, Subseries I-4, GO, VRDO, LOC: TD Bank NA, 0.01%, 9/1/2021 (c)	500,000	500,000

Series H, Subseries 2006 HH-A, GO, 4.00%, 1/1/2022	195,000	197,524

City of New York, Fiscal Year 2008 Series 2008J, Subseries J-3, GO, 5.00%, 8/1/2022	25,000	26,122

City of New York, Fiscal Year 2012

Subseries D-1, GO, 4.00%, 10/1/2021	25,000	25,079

Series 2012F, GO, 4.00%, 8/1/2022	25,000	25,405

Series 2012F, GO, 5.00%, 8/1/2023	80,000	81,611

Series 2012-I, GO, 5.00%, 8/1/2023	280,000	292,450

Series 2012F, GO, 5.00%, 8/1/2026	210,000	214,263

City of New York, Fiscal Year 2012, Tax-Exempt

Series G, Subseries G-1, GO, 5.00%, 4/1/2022 (b)	1,155,000	1,187,273

Series 2012B, GO, 4.00%, 8/1/2022	50,000	50,158

Series I, GO, 5.00%, 8/1/2022	150,000	156,726

Series 2012D, Subseries D-1, GO, 5.00%, 10/1/2024	70,000	70,277

SEE NOTES TO FINANCIAL STATEMENTS.

310	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New York — continued

Series I, GO, 5.00%, 8/1/2025	115,000	120,148

City of New York, Fiscal Year 2013

Series 2013D, GO, 5.00%, 8/1/2022	80,000	83,574

Series 2013I, GO, 5.00%, 8/1/2022	70,000	73,140

Series 2013J, GO, 5.00%, 8/1/2022	485,000	506,758

Series 2013E, GO, 4.50%, 8/1/2023	55,000	58,394

Series H, GO, 5.00%, 8/1/2023	75,000	81,979

City of New York, Fiscal Year 2013, Tax-Exempt

Series G, GO, 5.00%, 8/1/2022	55,000	57,467

Series F, Subseries F-1, GO, 5.00%, 3/1/2024	50,000	53,637

Series H, GO, 5.00%, 8/1/2025	50,000	54,602

City of New York, Fiscal Year 2014

Series 2014J, GO, 5.00%, 8/1/2022	305,000	318,683

Series B, GO, 5.00%, 8/1/2022	70,000	73,140

Series 2014E, GO, 5.25%, 8/1/2022	460,000	481,686

Series I, Subseries 2014I-1, GO, 5.00%, 3/1/2023	25,000	26,828

Series 2013G, GO, 5.00%, 8/1/2023	355,000	388,036

Series 2014E, GO, 5.00%, 8/1/2023	95,000	103,841

Series 2014J, GO, 5.00%, 8/1/2023	140,000	153,028

Series 2014I-1, GO, 5.00%, 3/1/2024	75,000	84,018

Series D, Subseries D-1, GO, 5.00%, 8/1/2025	95,000	103,745

City of New York, Fiscal Year 2015

Series 2015B, GO, 3.00%, 8/1/2022	25,000	25,665

Series 2015-1, GO, 5.00%, 8/1/2022	150,000	156,729

Series 2015C, GO, 5.00%, 8/1/2022	45,000	47,019

Series A, GO, 5.00%, 8/1/2022	50,000	52,243

Series 1, GO, 5.00%, 8/1/2023	240,000	262,335

Series 2015A, GO, 5.00%, 8/1/2024	225,000	256,380

Series 2012I, GO, 5.00%, 8/1/2025	85,000	92,824

Series A, GO, 5.00%, 8/1/2025	25,000	28,455

Series A, GO, 5.00%, 8/1/2026	30,000	34,099

City of New York, Fiscal Year 2016

Series A, GO, 5.00%, 8/1/2024	235,000	267,774

Series E, GO, 5.00%, 8/1/2024	90,000	102,552

City of New York, Fiscal Year 2017

Series C, GO, 5.00%, 8/1/2022	285,000	297,785

Series 2017B-1, GO, 5.00%, 12/1/2022	30,000	31,833

City of New York, Fiscal Year 2018

Series 2018-1, GO, 4.00%, 8/1/2022	120,000	124,287

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New York — continued

Series 2018-1, GO, 5.00%, 8/1/2022	20,000	20,897

Series 2018A, GO, 5.00%, 8/1/2022	100,000	104,486

Series C, GO, 5.00%, 8/1/2022	80,000	83,589

Series 2018C, GO, 5.00%, 8/1/2023	60,000	65,584

Series 2018D, GO, 5.00%, 8/1/2023	800,000	874,448

Series 2018F-1, GO, 4.00%, 4/1/2025	30,000	33,965

City of New York, Fiscal Year 2019

Series D, Subseries D-4, GO, VRDO, LIQ: Barclays Bank plc, 0.01%, 9/3/2021 (c)	5,000,000	5,000,000

Series 2019A, GO, 5.00%, 8/1/2022	25,000	26,122

Series 2019B, GO, 3.00%, 8/1/2023	125,000	131,855

City of New York, Fiscal Year 2020 Series 2020C-1, GO, 5.00%, 8/1/2023	100,000	109,306

City of New York, Tax-Exempt

Series B, GO, 5.00%, 8/1/2022 (b)	25,000	26,118

Subseries A-1, GO, 4.00%, 10/1/2022 (b)	60,000	62,520

City of Niagara Falls GO, 5.00%, 5/15/2022	50,000	51,610

City of North Tonawanda, Various Purpose GO, 5.00%, 6/1/2022	25,000	25,881

City of Rochester Series 2018-II, GO, 4.00%, 8/1/2022	75,000	77,623

City of Schenectady, Public Improvement

GO, 3.25%, 5/15/2022	40,000	40,849

GO, AGM, 5.00%, 5/15/2022	25,000	25,838

City of Syracuse, Public Improvement

Series 2020B, GO, 5.00%, 5/15/2022	35,000	36,168

Series 2015B, GO, 4.00%, 11/1/2022	45,000	46,957

City of Yonkers

Series 2017A, GO, 4.00%, 9/1/2021	30,000	30,000

Series 2011B, GO, 4.50%, 10/1/2021	35,000	35,124

Series 2011A, GO, AGM, 5.00%, 10/1/2021	130,000	130,511

Series 2017C, GO, 5.00%, 10/1/2021	230,000	230,904

Series 2017A, GO, 5.00%, 9/1/2022	25,000	26,200

Series 2014D, GO, AGM, 3.00%, 10/15/2023	150,000	154,694

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	311

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New York — continued

Clarence Central School District GO, 5.00%, 6/15/2022	25,000	25,965

Cohoes City School District GO, 5.00%, 4/15/2022	40,000	41,197

Commack Union Free School District GO, 4.00%, 11/15/2021	300,000	302,359

Connetquot Central School District of Islip

GO, 4.25%, 1/15/2022	45,000	45,696

GO, 5.00%, 7/15/2022	40,000	41,711

Cornwall Central School District GO, 5.00%, 10/15/2021	25,000	25,146

County of Albany

GO, 5.00%, 9/15/2021	25,000	25,044

Series 2020A, GO, 5.00%, 9/15/2022	50,000	52,526

County of Albany, Various Purpose

Series 2019A, GO, 5.00%, 9/15/2022	20,000	21,010

GO, 5.00%, 4/1/2023	40,000	43,069

County of Dutchess, Public Improvement

Series 2018A, GO, 3.00%, 3/1/2022	25,000	25,351

Series 2018B, GO, 3.25%, 3/1/2022	60,000	60,917

GO, 5.00%, 5/1/2022	40,000	41,277

County of Erie, Public Improvement

Series 2014A, GO, AGM, 5.00%, 9/15/2021	80,000	80,142

Series A, GO, 5.00%, 9/15/2022	45,000	47,288

County of Livingston, Public Improvement

GO, 4.00%, 5/15/2022	25,000	25,689

GO, 3.00%, 5/15/2023	80,000	83,704

GO, 4.00%, 2/1/2024	35,000	38,043

County of Monroe GO, 5.00%, 6/1/2022	180,000	186,564

County of Monroe, Public Improvement GO, 5.00%, 6/1/2022	55,000	57,006

County of Nassau

Series 2021A, GO, TAN, 2.00%, 9/15/2021	40,000	40,030

Series 2021A, GO, RAN, 2.00%, 12/10/2021	100,000	100,523

Series 2021B, GO, TAN, 2.00%, 12/10/2021	595,000	598,162

Series 2017B, GO, 5.00%, 4/1/2022	85,000	87,424

Series 2016B, GO, 5.00%, 10/1/2022	215,000	226,396

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New York — continued

Series 2017C, GO, 5.00%, 10/1/2024	250,000	285,904

County of Nassau, General Improvement

Series 2016B, GO, 5.00%, 10/1/2021	495,000	496,962

Series 2017C, GO, 5.00%, 10/1/2021	325,000	326,288

Series 2016A, GO, 5.00%, 1/1/2022	135,000	137,193

Series 2017A, GO, 5.00%, 1/15/2022	85,000	86,543

Series 2013B, GO, 5.00%, 4/1/2022	25,000	25,713

Series C, GO, 5.00%, 10/1/2022	400,000	421,201

Series 2015B, GO, 5.00%, 4/1/2023	350,000	377,029

Series 2017C, GO, 5.00%, 10/1/2023	255,000	280,300

Series A, GO, 5.00%, 1/1/2025	50,000	57,675

County of Oneida, Public Improvement

GO, 5.00%, 3/15/2022	50,000	51,314

GO, 3.00%, 4/15/2022	200,000	203,597

County of Onondaga

GO, 5.00%, 2/1/2022	25,000	25,507

GO, 4.00%, 5/1/2022	25,000	25,646

County of Orange Series 2012B, GO, 5.00%, 7/1/2022	55,000	57,238

County of Rensselaer, Public Improvement GO, 5.00%, 8/15/2022	25,000	26,172

County of Suffolk

Series 2015B, GO, AGM, 5.00%, 10/1/2021	60,000	60,233

Series B, GO, AGM, 4.00%, 10/15/2021	50,000	50,228

Series A, GO, AGM, 4.00%, 2/1/2022	150,000	152,367

Series 2020B, GO, AGM, 5.00%, 5/15/2022	3,000,000	3,101,382

Series 2015B, GO, AGM, 5.00%, 10/1/2022	20,000	21,038

Series B, GO, AGM, 4.00%, 10/15/2022	100,000	104,255

County of Suffolk, Public Improvement

Series 2013B, GO, AGM, 4.00%, 10/15/2021 (b)	25,000	25,113

Series 2019B, GO, AGM, 5.00%, 10/15/2021	150,000	150,863

County of Sullivan, Public Improvement

GO, 3.00%, 11/15/2021	50,000	50,281

SEE NOTES TO FINANCIAL STATEMENTS.

312	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New York — continued

GO, 3.00%, 5/15/2022	60,000	61,168

GO, 5.00%, 7/15/2022	25,000	26,036

County of Tompkins, Public Improvement GO, 3.00%, 2/1/2022	25,000	25,298

County of Ulster, Public Improvement

GO, 4.50%, 11/15/2021	35,000	35,310

GO, 5.00%, 11/15/2021	170,000	171,678

County of Wake, Public Improvement GO, 4.00%, 12/1/2021	30,000	30,292

County of Warren, Public Improvement

Series A, GO, 3.00%, 2/1/2022	30,000	30,365

GO, AGM, 5.00%, 7/15/2022	75,000	78,208

County of Wayne GO, 5.00%, 12/1/2022	155,000	164,510

County of Wayne, Public Improvement GO, 4.50%, 6/1/2022	25,000	25,826

County of Westchester

Series 2015B, GO, 5.00%, 11/15/2021	40,000	40,400

Series 2018A, GO, 5.00%, 12/1/2021	200,000	202,436

Series 2016A, GO, 5.00%, 1/1/2022	155,000	157,524

Series 2019A, GO, 5.00%, 1/15/2022	25,000	25,455

Series 2012B, GO, 5.00%, 7/1/2022	25,000	26,022

Depew Union Free School District GO, 5.00%, 6/1/2022	55,000	57,010

Dutchess County Local Development Corp., Marist College Project Series 2015A, Rev., 5.00%, 7/1/2022	50,000	52,039

Dutchess County Local Development Corp., Nuvance Health Issue Series 2019B, Rev., 5.00%, 7/1/2023	400,000	433,930

East Greenbush Central School District Series 2019A, GO, 5.00%, 12/15/2022	30,000	31,894

East Irondequoit Central School District GO, 4.00%, 6/15/2022	35,000	36,051

East Islip Union Free School District, Unlimited Tax Series 2010B, GO, 3.25%, 3/15/2022	40,000	40,679

East Syracuse-Minoa Central School District GO, 5.00%, 12/15/2021	40,000	40,559

Edgemont Union Free School District at Greenburgh GO, 4.00%, 8/15/2022	25,000	25,934

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New York — continued

Erie County Fiscal Stability Authority, Sales Tax and State Aid Secured

Series 2017D, Rev., 5.00%, 9/1/2021	20,000	20,000

Series 2011C, Rev., 5.00%, 12/1/2021 (b)	245,000	247,967

Series 2013A, Rev., 5.00%, 3/15/2022	45,000	46,190

Series 2016A, Rev., 5.00%, 5/15/2022	65,000	67,253

Rev., 5.00%, 9/1/2022	25,000	26,229

Erie County Industrial Development Agency (The), City School District of the City of Buffalo Project

Series 2012A, Rev., 5.00%, 5/1/2022	120,000	123,905

Series 2015A, Rev., 5.00%, 5/1/2022	220,000	227,160

Rev., 5.00%, 5/1/2023	150,000	162,160

Series A, Rev., 5.00%, 5/1/2023	110,000	113,560

Rev., 5.00%, 5/1/2024	50,000	56,326

Erie County Water Authority Rev., 5.00%, 12/1/2022	55,000	58,375

Fairport Central School District

GO, 3.00%, 3/1/2022	30,000	30,432

GO, 4.00%, 6/15/2022	50,000	51,529

Fayetteville-Manlius Central School District GO, 2.60%, 7/15/2022	135,000	137,649

Fillmore Central School District GO, AGM, 5.00%, 6/15/2022	50,000	51,930

Freeport Union Free School District

GO, 5.00%, 12/1/2021	50,000	50,610

GO, 5.00%, 4/1/2022	60,000	61,719

GO, 5.00%, 12/1/2022	50,000	53,068

Friendship Central School District GO, AGM, 2.00%, 6/15/2023	260,000	268,597

Garden City Union Free School District GO, 2.00%, 1/15/2022	25,000	25,179

Goshen Central School District GO, 2.00%, 12/1/2022	35,000	35,839

Grand Island Central School District

GO, 5.00%, 12/1/2021	75,000	75,906

GO, 5.00%, 12/1/2022	70,000	74,250

Greece Central School District GO, 4.00%, 12/15/2021	50,000	50,550

Half Hollow Hills Central School District Series 2013B, GO, 4.00%, 8/15/2022	20,000	20,745

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	313

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New York — continued

Hammondsport Central School District GO, 2.00%, 6/15/2023	75,000	77,248

Harborfields Central School District GO, 5.00%, 3/1/2022	45,000	46,104

Haverstraw-Stony Point Central School District GO, 5.00%, 10/15/2022	50,000	52,721

Hicksville Water District GO, 5.00%, 12/15/2021	25,000	25,353

Hudson Yards Infrastructure Corp., Second Indenture

Series 2017A, Rev., 3.00%, 2/15/2022	85,000	86,075

Series 2017A, Rev., 5.00%, 2/15/2022	145,000	148,145

Rev., 5.00%, 2/15/2023	100,000	106,923

Island Trees Union Free School District GO, 4.00%, 8/1/2023	25,000	25,890

Islip Union Free School District GO, 2.25%, 3/1/2022	50,000	50,531

Ithaca City School District

GO, AGM, 2.00%, 7/1/2022	45,000	45,699

GO, 4.00%, 7/1/2022	105,000	108,348

Katonah-Lewisboro Union Free School District Series 2016A, GO, 5.00%, 11/15/2021	45,000	45,451

Kings Park Central School District GO, 2.25%, 8/1/2022	70,000	71,389

Lakeland Central School District GO, 5.00%, 10/15/2021	35,000	35,206

Lancaster Central School District GO, 5.00%, 6/1/2022	35,000	36,287

Lindenhurst Union Free School District GO, 2.25%, 9/1/2021	75,000	75,000

Long Island Power Authority, Electric System

Series 2016B, Rev., 5.00%, 9/1/2021 (b)	25,000	25,000

Rev., AGM, Zero Coupon, 6/1/2022	480,000	478,405

Series 2015B, Rev., 5.00%, 9/1/2022	75,000	78,648

Series 2016B, Rev., 5.00%, 9/1/2022	55,000	57,675

Series B, Rev., 5.00%, 9/1/2022	20,000	20,973

Series 2016B, Rev., 5.00%, 9/1/2023	220,000	241,211

Series 2020B, Rev., 0.85%, 9/1/2025 (c)	125,000	125,569

Rev., 1.00%, 9/1/2025	290,000	293,440

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New York — continued

Series B, Rev., 5.00%, 9/1/2026	200,000	209,624

Longwood Central School District, Suffolk County GO, 5.00%, 6/15/2022	65,000	67,509

Madison County Capital Resource Corp., Colgate University Project Series 2013A, Rev., 5.00%, 7/1/2022	50,000	52,039

Maine-Endwell Central School District

GO, BAN, 2.00%, 10/1/2021	1,487,680	1,489,938

GO, 4.00%, 6/15/2022	35,000	36,039

Manhasset Union Free School District Series 2016B, GO, 5.00%, 1/15/2022	25,000	25,456

Marlboro Central School District GO, 5.00%, 12/15/2021	40,000	40,553

Metropolitan Transportation Authority

Series 2018C, Subseries 2018C-2, Rev., BAN, 5.00%, 9/1/2021	355,000	355,000

Series 2011D, Rev., 4.00%, 11/15/2021 (b)	175,000	176,383

Series 2012H, Rev., 4.00%, 11/15/2021 (b)	435,000	438,438

Series 2013A, Rev., 4.00%, 11/15/2021 (b)	35,000	35,277

Series 2018B, Rev., 4.00%, 11/15/2021	315,000	317,436

Series 2011D, Rev., 4.50%, 11/15/2021 (b)	75,000	75,669

Series 2011A, Rev., AGM, 5.00%, 11/15/2021 (b)	45,000	45,447

Series 2011A, Rev., 5.00%, 11/15/2021 (b)	310,000	313,079

Series 2011C, Rev., 5.00%, 11/15/2021 (b)	340,000	343,374

Series 2011C, Rev., AGM, 5.00%, 11/15/2021 (b)	40,000	40,397

Series 2011D, Rev., 5.00%, 11/15/2021 (b)	755,000	762,479

Series 2012B, Rev., 5.00%, 11/15/2021	150,000	151,470

Series 2012C, Rev., 5.00%, 11/15/2021	100,000	100,980

Series 2012D, Rev., 5.00%, 11/15/2021	310,000	313,038

Series 2012E, Rev., 5.00%, 11/15/2021	45,000	45,441

Series 2012F, Rev., 5.00%, 11/15/2021	830,000	838,135

SEE NOTES TO FINANCIAL STATEMENTS.

314	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New York — continued

Series 2013D, Rev., 5.00%, 11/15/2021	100,000	100,980

Series 2013E, Rev., 5.00%, 11/15/2021	125,000	126,225

Series 2014B, Rev., 5.00%, 11/15/2021	40,000	40,392

Series 2014C, Rev., 5.00%, 11/15/2021	25,000	25,245

Series 2015F, Rev., 5.00%, 11/15/2021	150,000	151,470

Series 2016B, Rev., 5.00%, 11/15/2021	70,000	70,686

Series 2016D, Rev., 5.00%, 11/15/2021	130,000	131,274

Series 2017B, Rev., 5.00%, 11/15/2021	100,000	100,980

Series C-1, Rev., 5.00%, 11/15/2021	190,000	191,862

Subseries A-1, Rev., 5.00%, 11/15/2021	190,000	191,862

Series 2003B, Rev., FGIC, NATL-RE, 5.25%, 11/15/2021	95,000	95,970

Series 2020A-2S, Rev., BAN, 4.00%, 2/1/2022	105,000	106,627

Series 2019B-1, Rev., BAN, 5.00%, 5/15/2022	740,000	764,818

Series 2019D-1, Rev., BAN, 5.00%, 9/1/2022	120,000	125,611

Series 2012C, Rev., 5.00%, 11/15/2022 (b)	55,000	58,232

Series 2012E, Rev., 5.00%, 11/15/2022 (b)	120,000	127,051

Series 2013A, Rev., 5.00%, 5/15/2023 (b)	40,000	43,269

Metropolitan Transportation Authority, Dedicated Tax Fund

Series 2019A, Rev., BAN, 5.00%, 9/10/2021	1,580,000	1,617,799

Subseries 2002B-1, Rev., 2.00%, 11/1/2021	50,000	50,155

Series 2008B, Subseries 2008B-4, Rev., 5.00%, 11/15/2021	325,000	328,226

Series 2011A, Rev., 5.00%, 11/15/2021	65,000	65,645

Series 2012A, Rev., 5.00%, 11/15/2021	285,000	287,829

Series 2017A, Rev., 5.00%, 11/15/2021	70,000	70,695

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New York — continued

Subseries 2016B-1, Rev., 5.00%, 11/15/2021	90,000	90,893

Subseries B-4, Rev., 5.00%, 11/15/2021 (b)	85,000	85,844

Series 2002B-1, Rev., 3.00%, 11/1/2022	30,000	31,001

Series B-1, Rev., 4.00%, 11/15/2022	70,000	73,256

Series 2012A, Rev., 5.00%, 11/15/2022	60,000	63,512

Series 2016A, Rev., 5.00%, 11/15/2022	150,000	158,779

Series 2016A, Rev., 5.00%, 11/15/2023	100,000	110,599

Series 2012A, Rev., 5.00%, 11/15/2024	590,000	623,648

Series 2013B-1, Rev., 5.00%, 11/15/2024	125,000	137,986

Middletown City School District

GO, 5.00%, 9/15/2021	65,000	65,114

GO, 4.00%, 6/15/2022	25,000	25,757

Minisink Valley Central School District

GO, 5.00%, 12/1/2021	120,000	121,465

GO, 4.00%, 4/15/2022	55,000	56,340

GO, 4.00%, 6/15/2022	65,000	67,009

Monroe County Industrial Development Corp., Rochester Schools Modernization Project

Rev., 5.00%, 5/1/2022	50,000	51,597

Series 2012A, Rev., 5.00%, 5/1/2022	25,000	25,798

Monroe County Industrial Development Corp., University of Rochester Project

Series 2013B, Rev., 5.00%, 7/1/2022	25,000	26,021

Series 2015A, Rev., 5.00%, 7/1/2022	75,000	78,065

Series 2017C, Rev., 5.00%, 7/1/2023	70,000	76,262

Mount Sinai Union Free School District GO, 5.00%, 1/15/2022	55,000	56,003

Mount Vernon City School District

GO, 5.00%, 12/1/2021	25,000	25,289

GO, 5.00%, 12/1/2022	30,000	31,743

GO, 5.00%, 9/15/2023	25,000	27,391

Nanuet Union Free School District GO, 5.00%, 9/15/2021	50,000	50,089

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	315

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New York — continued

Nassau County Interim Finance Authority, Sales Tax

Series 2012A, Rev., 4.00%, 11/15/2021 (b)	110,000	110,848

Series 2015A, Rev., 5.00%, 11/15/2021 (b)	540,000	545,363

Series 2012A, Rev., 4.00%, 11/15/2022 (b)	35,000	36,592

Series 2015A, Rev., 5.00%, 11/15/2022 (b)	70,000	74,113

Nassau County Local Economic Assistance Corp., Winthrop-University Hospital Association Project Rev., 5.00%, 7/1/2022 (b)	50,000	52,033

New Hyde Park-Garden City Park Union Free School District GO, 5.00%, 11/15/2021	45,000	45,451

New Rochelle City School District

GO, 5.00%, 9/1/2021	45,000	45,000

GO, 5.00%, 9/1/2022	65,000	68,135

New York City Health and Hospitals Corp., Health System

Series 2013A, Rev., 5.00%, 2/15/2022	600,000	613,183

Series 2013A, Rev., 5.00%, 2/15/2023	285,000	304,990

Series 2020A, Rev., 3.00%, 2/15/2024	300,000	320,082

New York City Transitional Finance Authority Building Aid Series S-1, Rev., 5.00%, 7/15/2022	240,000	250,201

New York City Transitional Finance Authority Future Tax Secured, Fiscal Year 2003

Series 21-B, Rev., 4.00%, 11/1/2022	25,000	26,130

Series 21-A, Rev., 5.00%, 11/1/2022	95,000	100,397

Subseries 13, Rev., 5.00%, 11/1/2022	40,000	42,272

New York City Transitional Finance Authority Future Tax Secured, Fiscal Year 2007 Series 2007A, Subseries A-3, Rev., 5.00%, 8/1/2023	50,000	54,643

New York City Transitional Finance Authority Future Tax Secured, Fiscal Year 2012

Series 2012A, Rev., 5.00%, 11/1/2021	30,000	30,241

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New York — continued

Series 2012C, Rev., 5.00%, 11/1/2021	35,000	35,283

Series 2012D, Subseries D-1, Rev., 5.00%, 11/1/2021	35,000	35,281

Series 2012E, Subseries E-1, Rev., 4.00%, 2/1/2022	40,000	40,650

New York City Transitional Finance Authority Future Tax Secured, Fiscal Year 2018

Series 2018B, Subseries B-1, Rev., 5.00%, 8/1/2022	35,000	36,570

Series 2018-1, Rev., 5.00%, 11/1/2022	50,000	52,841

New York City Transitional Finance Authority Future Tax Secured, Fiscal Year 2021 Series 2021C, Subseries C-1, Rev., 3.00%, 5/1/2022	140,000	142,717

New York City Transitional Finance Authority Future Tax Secured, Tax-Exempt, Fiscal Year 2013

Series B, Rev., 5.00%, 11/1/2021	610,000	614,937

Subseries E, Rev., 5.00%, 11/1/2021	30,000	30,243

New York City Transitional Finance Authority, Building Aid, Fiscal Year 2013

Series 2013S-1, Rev., 4.00%, 7/15/2022	25,000	25,845

Series 2013S-1, Rev., 5.00%, 7/15/2023	90,000	93,809

Series 2013S-1, Rev., 5.00%, 7/15/2024	155,000	161,602

Series 2013S-1, Rev., 5.00%, 7/15/2025	90,000	93,825

Series 2013S-1, Rev., 5.00%, 7/15/2026	55,000	57,333

New York City Transitional Finance Authority, Building Aid, Fiscal Year 2015

Series S-1, Rev., 5.00%, 7/15/2022 (b)	200,000	208,514

Series S-1, Rev., 5.00%, 7/15/2023	50,000	54,537

New York City Transitional Finance Authority, Building Aid, Fiscal Year 2016 Series 2016S-1, Rev., 5.00%, 7/15/2023 (b)	25,000	27,268

New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018

Series 2018S-4A, Rev., 3.00%, 7/15/2022	100,000	102,513

SEE NOTES TO FINANCIAL STATEMENTS.

316	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New York — continued

Series 2018S-4, Rev., 5.00%, 7/15/2023 (b)	65,000	70,896

New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019

Series 2019S-1, Rev., 5.00%, 7/15/2022	25,000	26,063

Series 2019S-3, Subseries S-3A, Rev., 5.00%, 7/15/2023	120,000	130,888

Series 2019S-3, Subseries S-3A, Rev., 5.00%, 7/15/2024	50,000	56,890

New York City Transitional Finance Authority, Building Aid, Fiscal Year 2021 Series 2020S-1, Rev., 5.00%, 7/15/2022	100,000	104,251

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003

Series A-1, Rev., 5.00%, 11/1/2021	350,000	352,816

Subseries 13, Rev., 5.00%, 11/1/2021	115,000	115,931

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2012

Series 2012C, Rev., 3.00%, 11/1/2021	250,000	251,204

Series 2012A, Rev., 5.00%, 11/1/2021	325,000	327,614

Subseries 2012D-1, Rev., 5.00%, 11/1/2021	120,000	120,963

Series 2012E-1, Rev., 5.00%, 2/1/2022	50,000	51,019

Series E, Subseries 2012E-1, Rev., 5.00%, 2/1/2025	455,000	464,198

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013

Subseries C-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.02%, 9/1/2021 (c)	1,955,000	1,955,000

Series 2013I, Rev., 5.00%, 5/1/2022	135,000	139,412

Series 2013D, Rev., 5.00%, 11/1/2022	85,000	89,829

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014

Subseries 2014C, Rev., 5.00%, 11/1/2021	195,000	196,578

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New York — continued

Series 2014A-1, Rev., 5.00%, 11/1/2022	125,000	132,101

Subseries 2014C, Rev., 5.00%, 11/1/2022	185,000	195,510

Series 2014C, Rev., 5.00%, 11/1/2023	40,000	44,187

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015

Subseries A-4, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.01%, 9/1/2021 (c)	725,000	725,000

Series 2015C, Rev., 5.00%, 11/1/2021	180,000	181,457

Series 2015E-1, Rev., 5.00%, 2/1/2022	145,000	147,956

Series B, Subseries B-1, Rev., 5.00%, 8/1/2022	20,000	20,897

Subseries 2015A-1, Rev., 5.00%, 8/1/2022	20,000	20,897

Series C, Rev., 5.00%, 11/1/2022	55,000	58,125

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2016 Series 2016A-1, Rev., 4.00%, 8/1/2023	25,000	26,844

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017 Subseries F-1, Rev., 5.00%, 5/1/2023	20,000	21,618

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018 Series 2018A-1, Rev., 5.00%, 8/1/2022	235,000	245,542

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Subseries B-1, Rev., 5.00%, 8/1/2022	150,000	156,729

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2020 Series C, Subseries C-1, Rev., 5.00%, 5/1/2022	30,000	30,980

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2021

Series 2021A, Rev., 5.00%, 11/1/2021	720,000	725,827

Series 2021A, Rev., 3.00%, 11/1/2022	315,000	325,570

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	317

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New York — continued

Series 2021-1, Rev., 5.00%, 11/1/2025	40,000	47,732

New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt

Series F-1, Rev., 5.00%, 2/1/2022	165,000	168,363

Subseries F-1, Rev., 5.00%, 5/1/2022	135,000	139,412

Series 2013B, Rev., 5.00%, 11/1/2022	150,000	158,521

Series F-1, Rev., 5.00%, 2/1/2023	220,000	235,153

New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2012

Series D, Subseries D-1, Rev., 5.00%, 11/1/2021	30,000	30,241

Series E, Subseries E-1, Rev., 5.00%, 2/1/2023	45,000	45,908

New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2013

Rev., 2.00%, 11/1/2021	25,000	25,080

Series 2013H, Rev., 5.00%, 11/1/2021	30,000	30,243

Series 2013G, Rev., 4.00%, 11/1/2022	25,000	26,130

Series B, Rev., 5.00%, 11/1/2023	25,000	26,423

Series D, Rev., 5.00%, 11/1/2023	25,000	26,423

Series 2013C, Subseries C-1, Rev., 5.00%, 11/1/2025	140,000	147,936

New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2016

Series 2016C, Rev., 5.00%, 11/1/2021	145,000	146,173

Subseries E-1, Rev., 5.00%, 2/1/2022	40,000	40,815

Series 2016C, Rev., 5.00%, 11/1/2022	70,000	73,977

Series 2016E-1, Rev., 5.00%, 2/1/2025	25,000	29,045

New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2017

Series C, Rev., 5.00%, 11/1/2021	125,000	126,012

Series 2017B, Subseries B-1, Rev., 5.00%, 8/1/2022	25,000	26,122

Series C, Rev., 5.00%, 11/1/2022	25,000	26,420

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New York — continued

New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2020

Series 2020B-1, Rev., 5.00%, 11/1/2021	95,000	95,769

Subseries A-1, Rev., 5.00%, 5/1/2022	175,000	180,719

New York City Water and Sewer System, Fiscal Year 2012

Subseries A-1, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.01%, 9/1/2021 (c)	3,500,000	3,500,000

Subseries A-2, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.01%, 9/1/2021 (c)	655,000	655,000

New York City Water and Sewer System, Second General Resolution Rev., 5.00%, 6/15/2022 (b)	75,000	77,887

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2009 Series 2009BB-1, Rev., VRDO, LIQ: UBS AG, 0.01%, 9/10/2021 (c)	4,485,000	4,485,000

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2010 Series 2010CC, Rev., VRDO, LIQ: Barclays Bank plc, 0.01%, 9/1/2021 (c)	25,000,000	25,000,000

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2012

Series FF, Rev., 5.00%, 9/10/2021 (b)	30,000	31,155

Series 2012EE, Rev., 4.00%, 6/15/2022 (b)	100,000	103,064

Series 2012EE, Rev., 5.00%, 6/15/2022 (b)	80,000	83,079

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2013

Series AA, Subseries AA-1, Rev., VRDO, LIQ: PNC Bank NA, 0.03%, 9/9/2021 (c)	8,815,000	8,815,000

Series 2013CC, Rev., 5.00%, 6/15/2023 (b)	25,000	27,143

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2014 Series 2014DD, Rev., 5.00%, 6/15/2022 (b)	280,000	290,778

SEE NOTES TO FINANCIAL STATEMENTS.

318	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New York — continued

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2017 Series 2017CC, Rev., 5.00%, 6/15/2023	955,000	968,338

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2019

Rev., VRDO, LIQ: Industrial & Commercial Bank of China, 0.07%, 9/9/2021 (c)	22,450,000	22,450,000

Series 2019DD-2, Rev., 5.00%, 9/10/2021	35,000	37,200

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2020 Series 2020CC-2, Rev., 5.00%, 6/15/2022 (b)	100,000	103,849

New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured Series 2016B, Rev., 5.00%, 11/15/2022	30,000	31,551

New York Local Government Assistance Corp., Subordinate Lien Series 2012A, Rev., 5.00%, 4/1/2022 (b)	30,000	30,837

New York Municipal Bond Bank Agency, Prior Year Claims

Series 2012A, Rev., 5.00%, 12/1/2021	280,000	283,418

Series 2012A, Rev., 5.00%, 12/1/2022	40,000	42,454

New York Power Authority Series 2011A, Rev., 5.00%, 11/15/2022 (b)	175,000	185,283

New York State Dormitory Authority, Barnard College Series 2015A, Rev., 5.00%, 7/1/2022	150,000	156,117

New York State Dormitory Authority, Bidding Group 1 Bonds Series 2018C, Rev., 5.00%, 3/15/2022	30,000	30,794

New York State Dormitory Authority, Columbia University

Series 2012A, Rev., 5.00%, 9/1/2021	125,000	125,497

Series 2011A, Rev., 5.00%, 10/1/2021	45,000	45,179

Series 2016B, Rev., 5.00%, 10/1/2021	170,000	170,677

Series 2012A, Rev., 5.00%, 10/1/2022	180,000	189,581

Series B, Rev., 5.00%, 10/1/2022	70,000	73,726

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New York — continued

New York State Dormitory Authority, Cornell University Series 2019A, Rev., 4.00%, 7/1/2022	20,000	20,653

New York State Dormitory Authority, Court Facility Lease

Rev., AMBAC, 5.50%, 5/15/2022	265,000	275,117

Rev., 5.00%, 8/1/2022	140,000	146,161

New York State Dormitory Authority, Department of Health

Series 2016A, Rev., 5.00%, 7/1/2022	245,000	255,034

Series 2016A, Rev., 5.00%, 7/1/2023	25,000	27,207

New York State Dormitory Authority, Fordham University

Series 2016A, Rev., 4.00%, 7/1/2022	100,000	103,248

Rev., 5.00%, 7/1/2023	200,000	217,968

New York State Dormitory Authority, Harborfields Public Library Rev., 4.00%, 7/1/2022	40,000	41,306

New York State Dormitory Authority, Icahn School of Medicine at Mount Sinai

Series 2015A, Rev., 5.00%, 7/1/2022	100,000	104,078

Rev., 5.00%, 7/1/2023	225,000	244,997

Series 2015A, Rev., 5.00%, 7/1/2024	260,000	294,712

Series 2015A, Rev., 5.00%, 7/1/2025	35,000	41,078

New York State Dormitory Authority, Master Boces Program Lease Rev., 5.00%, 8/15/2022	60,000	62,806

New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center

Series 2012-1, Rev., 4.00%, 1/1/2022 (b)	25,000	25,323

Series 2012-1, Rev., 4.38%, 1/1/2022 (b)	285,000	289,035

Rev., 5.00%, 1/1/2022 (b)	50,000	50,811

Series 2012-1, Rev., 5.00%, 1/1/2022 (b)	270,000	274,380

Rev., NATL-RE, 5.50%, 7/1/2023	655,000	702,258

New York State Dormitory Authority, Mount Sinai School of Medical Series 1994A, Rev., NATL-RE, 5.15%, 7/1/2024	100,000	108,741

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	319

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New York — continued

New York State Dormitory Authority, Municipal Health Facilities Improvement Program Series 2018-1, Rev., 5.00%, 1/15/2025	200,000	230,440

New York State Dormitory Authority, New York University

Series 2012A, Rev., 3.75%, 7/1/2022 (b)	50,000	51,502

Series 2015A, Rev., 5.00%, 7/1/2022	95,000	98,882

Series 2017A, Rev., 5.00%, 7/1/2022	230,000	239,400

Series 2016A, Rev., 5.00%, 7/1/2023	95,000	103,406

Series 2017A, Rev., 5.00%, 7/1/2023	35,000	38,097

New York State Dormitory Authority, New York University Hospitals Center, Langone Hospitals Obligated Group

Series 2016A, Rev., 4.00%, 7/1/2022	55,000	56,716

Rev., 5.00%, 7/1/2022	405,000	420,996

Rev., 5.00%, 7/1/2023	295,000	320,478

Rev., 5.00%, 7/1/2024	790,000	893,551

Rev., 5.00%, 7/1/2026	465,000	524,402

New York State Dormitory Authority, Northwell Health Obligated Group

Series 2019A, Rev., 5.00%, 5/1/2022	305,000	314,655

Series 2019B-1, Rev., 5.00%, 5/1/2022 (c)	6,565,000	6,615,711

Rev., 5.00%, 5/1/2023	200,000	215,759

Series 2015A, Rev., 5.00%, 5/1/2023	565,000	609,519

Series 2019B2, Rev., 5.00%, 5/1/2024 (c)	85,000	93,585

Rev., 5.00%, 5/1/2025	300,000	349,709

New York State Dormitory Authority, NYSARC, Inc. Rev., 5.00%, 7/1/2022	145,000	150,938

New York State Dormitory Authority, Rochester Institute of Technology

Rev., 4.00%, 7/1/2022 (b)	140,000	144,472

Rev., 5.00%, 7/1/2022 (b)	50,000	52,012

New York State Dormitory Authority, School Districts Financing Program

Series 2016H, Rev., 1.25%, 10/1/2021	125,000	125,120

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New York — continued

Series 2017A, Rev., 4.00%, 10/1/2021	25,000	25,079

Series 2018C-1, Rev., 4.00%, 10/1/2021	25,000	25,079

Series B, Rev., 4.00%, 10/1/2021	135,000	135,429

Series 2011A, Rev., 5.00%, 10/1/2021	325,000	326,293

Series 2011H, Rev., AGM, 5.00%, 10/1/2021	75,000	75,299

Series 2013A, Rev., AGM, 5.00%, 10/1/2021	30,000	30,116

Series 2014A, Rev., AGM, 5.00%, 10/1/2021	95,000	95,378

Series 2017F, Rev., 5.00%, 10/1/2021	750,000	752,972

Series 2018A, Rev., 5.00%, 10/1/2021	710,000	712,825

Series 2019A, Rev., 5.00%, 10/1/2021	215,000	215,854

Series 2020A, Rev., AGM, 5.00%, 10/1/2021	135,000	135,537

Series A, Rev., 5.00%, 10/1/2021	80,000	80,317

Series E, Rev., 5.00%, 10/1/2021	45,000	45,178

Series 2015A, Rev., AGM, 4.00%, 4/1/2022	20,000	20,456

Series A, Rev., 5.00%, 4/1/2022	50,000	51,417

Rev., 4.00%, 10/1/2022	125,000	130,206

Series 2018C, Rev., 4.00%, 10/1/2022	45,000	46,849

Series A, Rev., 4.00%, 10/1/2022	75,000	78,124

Series C, Rev., 4.00%, 10/1/2022	45,000	46,689

Series 2013E, Rev., AGM, 5.00%, 10/1/2022	25,000	26,291

Series 2014A, Rev., AGM, 5.00%, 10/1/2022	20,000	20,986

Series 2014E, Rev., AGM, 5.00%, 10/1/2022	50,000	52,583

Series 2015B, Rev., AGM, 5.00%, 10/1/2022	65,000	68,329

Series 2017G, Rev., 5.00%, 10/1/2022	35,000	36,863

Series 2018A, Rev., 5.00%, 10/1/2022	125,000	131,653

Series 2019A, Rev., 5.00%, 10/1/2022	230,000	242,242

Series A, Rev., 5.00%, 10/1/2022	160,000	167,980

Series H, Rev., 5.00%, 10/1/2022	30,000	31,597

Series 2017G, Rev., 4.00%, 10/1/2023	20,000	21,561

SEE NOTES TO FINANCIAL STATEMENTS.

320	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New York — continued

Series 2012D, Rev., AGM, 5.00%, 10/1/2023	300,000	315,699

Series 2014A, Rev., AGM, 5.00%, 10/1/2023	50,000	54,719

Series 2015D, Rev., 5.00%, 10/1/2023	20,000	21,888

Series 2016G, Rev., 5.00%, 10/1/2023	40,000	43,872

Series 2017F, Rev., 5.00%, 10/1/2023	150,000	163,632

Series 2017G, Rev., 5.00%, 10/1/2023	30,000	32,963

Series 2019A, Rev., 5.00%, 10/1/2023	235,000	258,005

Series 2015D, Rev., 5.00%, 10/1/2024	165,000	187,441

Series C, Rev., 5.00%, 10/1/2024	100,000	105,098

Series 2017G, Rev., 5.00%, 10/1/2025	1,375,000	1,626,277

Series H, Rev., 5.00%, 10/1/2025	135,000	141,898

New York State Dormitory Authority, Smithtown Special Library Rev., 5.00%, 7/1/2022	215,000	223,786

New York State Dormitory Authority, St. John’s University

Series 2012B, Rev., 5.00%, 7/1/2022 (b)	25,000	26,006

Series 2007C, Rev., NATL-RE, 5.25%, 7/1/2023	60,000	65,607

New York State Dormitory Authority, State Personal Income Tax

Series 2012A, Rev., 4.00%, 12/15/2021	50,000	50,563

Series 2018A, Rev., 5.00%, 3/15/2022	25,000	25,661

Series 2005B, Rev., AMBAC, 5.50%, 3/15/2022	35,000	36,018

Series 2011E, Rev., 4.00%, 8/15/2022	140,000	140,442

Series 2012A, Rev., 5.00%, 12/15/2022	450,000	478,311

Series 2013A, Rev., 5.00%, 2/15/2023 (b)	25,000	26,767

Series 2017A, Rev., 5.00%, 2/15/2023 (b)	20,000	21,402

Series 2017B, Rev., 5.00%, 2/15/2023 (b)	595,000	636,751

Series 2005B, Rev., AMBAC, 5.50%, 3/15/2023	30,000	32,473

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New York — continued

Series 2012A, Rev., 5.00%, 12/15/2023	95,000	100,971

Series 2015B, Rev., 5.00%, 2/15/2024	20,000	22,370

Series B, Rev., AMBAC, 5.50%, 3/15/2024	100,000	113,503

New York State Dormitory Authority, State Personal Income Tax, General Purpose

Series 2020A, Rev., 5.00%, 9/15/2021	375,000	375,668

Series 2012A, Rev., 5.00%, 12/15/2021	1,100,000	1,115,538

Series 2012D, Rev., 2.00%, 2/15/2022	40,000	40,350

Series 2014E, Rev., 4.00%, 2/15/2022	20,000	20,356

Series 2014A, Rev., 5.00%, 2/15/2022	365,000	373,155

Series 2014E, Rev., 5.00%, 2/15/2022	190,000	194,245

Series 2016D, Rev., 5.00%, 2/15/2022	135,000	138,004

Series 2017A, Rev., 5.00%, 2/15/2022	490,000	500,948

Series 2012B, Rev., 5.00%, 3/15/2022	95,000	97,513

Series 2014C, Rev., 5.00%, 3/15/2022	375,000	384,919

Series 2015A, Rev., 5.00%, 3/15/2022	290,000	297,671

Series 2015E, Rev., 5.00%, 3/15/2022	180,000	184,761

Series 2012A, Rev., 4.00%, 12/15/2022 (b)	85,000	89,248

Series 2013A, Rev., 5.00%, 2/15/2023	50,000	53,537

Series 2015B, Rev., 5.00%, 2/15/2023	120,000	128,490

Series 2016D, Rev., 5.00%, 2/15/2023 (b)	105,000	112,419

Series A, Rev., 5.00%, 2/15/2023 (b)	30,000	32,120

Series 2015A, Rev., 5.00%, 3/15/2023 (b)	75,000	80,603

Series 2015E, Rev., 5.00%, 3/15/2023 (b)	190,000	204,195

Series A, Rev., 5.00%, 3/15/2023 (b)	45,000	48,362

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	321

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New York — continued

Series 2014A, Rev., 4.00%, 2/15/2024 (b)	35,000	38,298

Series 2012E, Rev., 5.00%, 2/15/2024	400,000	408,863

Series 2019D, Rev., 5.00%, 2/15/2024	40,000	44,740

Series 2018A, Rev., 5.00%, 3/15/2024 (b)	525,000	589,429

Series 2012A, Rev., 5.00%, 12/15/2025	110,000	116,795

New York State Dormitory Authority, State Sales Tax

Series 2013A, Rev., 5.00%, 3/15/2022	305,000	313,067

Series 2014A, Rev., 5.00%, 3/15/2022	200,000	205,290

Series 2015A, Rev., 5.00%, 3/15/2022	80,000	82,116

Series 2015B, Rev., 5.00%, 3/15/2022	100,000	102,645

Series 2018A, Rev., 5.00%, 3/15/2022	50,000	51,323

Series 2018E, Rev., 5.00%, 3/15/2022	25,000	25,661

Series 2013A, Rev., 5.00%, 3/15/2023	145,000	155,837

Series 2015A, Rev., 5.00%, 3/15/2023	125,000	134,345

Series 2015B, Rev., 5.00%, 3/15/2023	25,000	26,869

Series 2017A, Rev., 5.00%, 3/15/2023	25,000	26,869

Series A, Rev., 5.00%, 3/15/2023	90,000	96,728

Series 2013A, Rev., 5.00%, 3/15/2024	340,000	365,417

Series 2016A, Rev., 5.00%, 3/15/2024	50,000	56,119

New York State Dormitory Authority, State University Dormitory Facilities

Series 2012A, Rev., 5.00%, 7/1/2022 (b)	125,000	130,084

Series 2013A, Rev., 5.00%, 7/1/2022 (b)	25,000	26,017

Series 2015A, Rev., 5.00%, 7/1/2022 (b)	185,000	192,444

Series 2013A, Rev., 5.00%, 7/1/2023	75,000	81,535

Series 2013A, Rev., 5.00%, 7/1/2024	315,000	342,233

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New York — continued

New York State Dormitory Authority, State University Educational Facilities Series 1994A, Rev., NATL-RE, Zero Coupon, 5/15/2022	30,000	29,944

New York State Dormitory Authority, Third General Resolution, State University Educational Facilities

Series 2012A, Rev., 4.00%, 5/15/2022	205,000	210,622

Series 2012A, Rev., 5.00%, 5/15/2022	295,000	305,161

Series 2012A, Rev., 5.00%, 5/15/2023	750,000	775,795

Series 2005A, Rev., NATL-RE, 5.50%, 5/15/2023	30,000	32,749

Rev., 5.00%, 5/15/2024	535,000	553,351

New York State Energy Research and Development Authority, Electric and Gas Corp. Project Series 2004C, Rev., 2.63%, 7/3/2023 (c)	270,000	279,682

New York State Environmental Facilities Corp., Master Financing Program

Rev., 5.00%, 11/15/2021	20,000	20,200

Series 2016B, Rev., 5.00%, 2/15/2022	25,000	25,557

Series 2015B, Rev., 5.00%, 3/15/2022	120,000	123,168

New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects — Second Resolution

Series 2017E, Rev., 4.00%, 6/15/2022	30,000	30,925

Series 2012A, Rev., 5.00%, 6/15/2022	25,000	25,967

Series 2012D, Rev., 5.00%, 6/15/2022	25,000	25,967

Series 2020A, Rev., 5.00%, 6/15/2022	35,000	36,354

Series 2015A, Rev., 5.00%, 6/15/2023	20,000	21,746

Series 2012A, Rev., 5.00%, 6/15/2025	25,000	25,959

New York State Environmental Facilities Corp., State Revolving Funds, Master Financing Program

Series 2013B, Rev., 5.00%, 5/15/2022	25,000	25,865

SEE NOTES TO FINANCIAL STATEMENTS.

322	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New York — continued

Series 2012D, Rev., 5.00%, 9/15/2022	50,000	52,547

New York State Housing Finance Agency, 160 Madison Avenue LLC Series 2013A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.01%, 9/3/2021 (c)	20,000,000	20,000,000

New York State Housing Finance Agency, Affordable Housing, Green Bond Series 2018I, Rev., 2.35%, 9/1/2021	50,000	51,223

New York State Thruway Authority

Series K, Rev., 4.00%, 1/1/2022	125,000	126,589

Series I, Rev., 5.00%, 1/1/2022 (b)	1,400,000	1,422,647

Series J, Rev., 5.00%, 1/1/2022	180,000	182,882

Series K, Rev., 5.00%, 1/1/2022	280,000	284,483

Series L, Rev., 5.00%, 1/1/2022	65,000	66,041

Series I, Rev., 5.00%, 1/1/2023	75,000	76,189

Series K, Rev., 5.00%, 1/1/2023	155,000	164,881

Series L, Rev., 5.00%, 1/1/2023	205,000	218,068

Series J, Rev., 5.00%, 1/1/2024	70,000	77,786

Series J, Rev., 5.00%, 1/1/2026	55,000	61,077

New York State Thruway Authority, Highway and Bridge Trust Fund

Series 2012A, Rev., 4.00%, 4/1/2022	25,000	25,569

Series 2012A, Rev., 5.00%, 4/1/2022	575,000	591,435

Series 2012A, Rev., 5.00%, 4/1/2024	45,000	46,281

New York State Thruway Authority, State Personal Income Tax, Transportation

Series 2012A, Rev., 5.00%, 9/15/2021	70,000	70,122

Series 2012A, Rev., 5.00%, 3/15/2022	190,000	195,015

Series 2013A, Rev., 5.00%, 3/15/2022	75,000	76,980

Series A, Rev., 5.00%, 3/15/2023	25,000	26,869

New York State Urban Development Corp., State Personal Income Tax Series 2013D, Rev., 5.00%, 3/15/2024	110,000	118,170

New York State Urban Development Corp., State Personal Income Tax, General Purpose

Series 2013C, Rev., 5.00%, 3/15/2022	55,000	56,452

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New York — continued

Series 2013D, Rev., 5.00%, 3/15/2022	350,000	359,238

Series 2013E-A, Rev., 5.00%, 3/15/2022	135,000	138,563

Series 2014A-A, Rev., 5.00%, 3/15/2022	270,000	277,127

Series 2015A, Rev., 5.00%, 3/15/2022	100,000	102,639

Series A, Rev., 5.00%, 3/15/2022	345,000	354,012

Series A-1, Rev., 5.00%, 3/15/2022	155,000	159,091

Series A-2, Rev., NATL-RE, 5.50%, 3/15/2022	40,000	41,163

Series 2013C, Rev., 5.00%, 3/15/2023	25,000	26,869

Series 2013D, Rev., 5.00%, 3/15/2023	45,000	48,364

Series 2016A, Rev., 5.00%, 3/15/2023	160,000	171,961

Series 2020C, Rev., 5.00%, 3/15/2023	25,000	26,869

Series A-1, Rev., 5.00%, 3/15/2023	30,000	32,243

Series 2014A, Rev., 5.00%, 3/15/2024	60,000	67,343

New York State Urban Development Corp., State Sales Tax Series 2019A, Rev., 5.00%, 3/15/2022	55,000	56,452

Niskayuna Central School District GO, 4.00%, 4/15/2022	120,000	122,840

North Salem Central School District GO, 3.00%, 6/15/2022	45,000	46,012

Oyster Bay-East Norwich Central School District

GO, 4.00%, 9/15/2021	50,000	50,071

GO, 4.00%, 9/15/2022	65,000	67,631

Patchogue-Medford Union Free School District Series 2012B, GO, AGM, 5.00%, 7/1/2022	30,000	31,213

Pelham Union Free School District GO, 5.00%, 8/15/2022	20,000	20,937

Penfield Central School District GO, 4.00%, 6/15/2022	20,000	20,604

Penn Yan Central School District GO, 2.00%, 12/15/2021	75,000	75,383

Pittsford Central School District

GO, 4.00%, 10/1/2021	105,000	105,333

Series 2012B, GO, 4.00%, 12/15/2021	25,000	25,282

GO, 4.00%, 10/1/2022	25,000	26,058

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	323

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New York — continued

Port Authority of New York and New Jersey, Consolidated

Rev., 5.00%, 9/1/2021	65,000	65,000

Series 194, Rev., 5.00%, 10/15/2021	60,000	60,350

Series 173, Rev., 4.00%, 12/1/2021	230,000	232,205

Series 175, Rev., 5.00%, 12/1/2021	305,000	308,677

Series 179, Rev., 5.00%, 12/1/2021	325,000	328,918

Series 189, Rev., 5.00%, 5/1/2022	415,000	428,420

Series 209, Rev., 5.00%, 7/15/2022	65,000	67,751

Series 194, Rev., 5.00%, 10/15/2022	75,000	79,082

Series 205, Rev., 5.00%, 11/15/2022	75,000	79,383

Series 173, Rev., 4.00%, 12/1/2022	180,000	185,191

Series 175, Rev., 5.00%, 12/1/2022	195,000	206,812

Series 179, Rev., 5.00%, 12/1/2022	95,000	100,755

Series 189, Rev., 5.00%, 5/1/2023	40,000	43,201

Series 209, Rev., 5.00%, 7/15/2023	20,000	21,807

Series 173, Rev., 4.00%, 12/1/2023	250,000	257,189

Series 179, Rev., 5.00%, 12/1/2023	35,000	38,783

Series 189, Rev., 5.00%, 5/1/2025	45,000	52,708

Series 173, Rev., 4.00%, 12/1/2025	35,000	35,997

Putnam Valley Central School District GO, 5.00%, 6/15/2022	100,000	103,868

Riverhead Central School District GO, 3.00%, 3/15/2022	25,000	25,392

Roslyn Union Free School District

GO, BAN, 2.00%, 9/3/2021	1,174,407	1,174,521

GO, 4.00%, 10/15/2021	25,000	25,116

Rye City School District GO, 2.00%, 8/15/2022	90,000	90,138

Sachem Central School District GO, 5.00%, 10/15/2021	65,000	65,383

Sales Tax Asset Receivable Corp., Fiscal Year 2015

Series 2015A, Rev., 4.00%, 10/15/2021 (b)	145,000	145,675

Series 2015A, Rev., 5.00%, 10/15/2021 (b)	650,000	653,802

Series 2015A, Rev., 4.00%, 10/15/2022 (b)	135,000	140,874

Series 2015A, Rev., 5.00%, 10/15/2022 (b)	235,000	247,852

Series A, Rev., 5.00%, 10/15/2024 (b)	20,000	22,991

Saratoga County Water Authority Rev., 5.00%, 9/1/2021	75,000	75,000

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New York — continued

Schenectady County Capital Resource Corp., Union College Project Rev., 5.00%, 1/1/2022	100,000	101,625

Shenendehowa Central School District

GO, 3.00%, 6/15/2022	120,000	122,737

GO, 4.00%, 6/15/2022	20,000	20,614

GO, 3.00%, 6/15/2023	65,000	68,332

Shoreham-Wading River Central School District GO, 2.00%, 6/15/2022	45,000	45,680

Smithtown Central School District

GO, 5.00%, 10/15/2021	45,000	45,266

GO, 5.00%, 10/15/2022	25,000	26,375

Somers Central School District

GO, 5.00%, 9/15/2021	20,000	20,036

GO, 5.00%, 8/1/2022	25,000	26,124

South Country Central School District at Brookhaven

GO, 5.00%, 10/15/2021	75,000	75,442

GO, 4.00%, 10/15/2022	25,000	26,096

South Orangetown Central School District GO, 5.00%, 12/1/2021	50,000	50,610

State of New York

Series 2011E, GO, 3.50%, 12/15/2021 (b)	25,000	25,242

Series 2011E, GO, 4.00%, 12/15/2021 (b)	65,000	65,725

Series 2011E, GO, 5.00%, 12/15/2021 (b)	205,000	207,879

Series 2013A, GO, 4.00%, 3/1/2023	35,000	37,038

State of New York, Tax-Exempt Series 2018A, GO, 5.00%, 2/15/2022	25,000	25,559

Suffern Central School District

GO, 5.00%, 10/15/2021	55,000	55,324

GO, 5.00%, 10/15/2022	70,000	73,851

Suffolk County Water Authority, Water System

Rev., 3.00%, 12/1/2021 (b)	50,000	50,356

Rev., 4.00%, 12/1/2021 (b)	100,000	100,963

Rev., 5.00%, 12/1/2021 (b)	100,000	101,211

Syracuse Industrial Development Agency, School District Project Series 2021A, Rev., 5.00%, 5/1/2022	65,000	67,124

Three Village Central School District Brookhaven & Smithtown

GO, 4.00%, 5/1/2022	25,000	25,651

SEE NOTES TO FINANCIAL STATEMENTS.

324	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New York — continued

GO, 5.00%, 5/15/2022	40,000	41,384

GO, 4.00%, 12/15/2022	35,000	36,759

Town of Amherst, Public Improvement

Series 2019A, GO, 3.00%, 11/1/2021	100,000	100,472

GO, 5.00%, 11/1/2021	25,000	25,200

Town of Brookhaven

GO, 5.00%, 11/15/2021	30,000	30,300

GO, 4.00%, 3/15/2022	30,000	30,633

GO, 5.00%, 3/15/2022	60,000	61,587

Town of Carmel, Public Improvement GO, 5.00%, 10/1/2021	35,000	35,139

Town of Cheektowaga, Various Purpose GO, 5.00%, 7/1/2022	20,000	20,817

Town of Clarkstown, Public Improvement

GO, 4.00%, 10/15/2021	50,000	50,230

GO, 2.00%, 6/15/2022	25,000	25,360

GO, 3.00%, 6/15/2022	100,000	102,225

Town of Colonie, Public Improvement GO, 4.00%, 5/1/2022	25,000	25,615

Town of Cornwall, Public Improvement GO, 3.50%, 3/1/2023	40,000	40,105

Town of Deerfield, Public Improvement GO, 5.00%, 9/1/2022	50,000	52,257

Town of Greenburgh Public Improvement GO, 3.00%, 5/15/2022	20,000	20,411

Town of Greenburgh, Public Improvement

GO, 5.00%, 4/15/2022	25,000	25,764

GO, 5.00%, 10/1/2022	35,000	36,859

Town of Harrison, Public Improvement GO, 5.00%, 12/1/2022	35,000	37,143

Town of Hempstead, Public Improvement

Series 2014A, GO, 3.00%, 1/1/2022	25,000	25,239

GO, 5.00%, 4/15/2022	25,000	25,756

Town of Henrietta, Public Improvement GO, 3.13%, 12/15/2021	45,000	45,380

Town of Huntington, Public Improvement GO, 3.00%, 9/1/2021	150,000	150,000

Town of Islip, Public Improvement Series 2016B, GO, 4.00%, 10/15/2021	55,000	55,259

Town of Islip, Various Purpose Series 2018A, GO, 5.00%, 5/15/2022	30,000	31,038

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New York — continued

Town of Lewisboro Series 2021A, GO, BAN, 1.50%, 4/14/2022	1,311,500	1,321,583

Town of North Hempstead Series 2014A, GO, 5.00%, 2/1/2022	65,000	66,328

Town of North Hempstead, Public Improvement

Series 2016B, GO, 2.00%, 9/15/2021	25,000	25,017

Series 2019A, GO, 5.00%, 3/15/2022	25,000	25,661

Series 2017C, GO, 2.00%, 9/15/2022	30,000	30,600

Town of Oyster Bay, Public Improvement

GO, 2.00%, 11/1/2021	1,255,000	1,258,595

Series 2018B, GO, 3.00%, 2/1/2022	225,000	227,554

GO, 4.00%, 11/1/2022	560,000	584,294

Town of Riverhead, Public Improvement GO, 4.00%, 6/1/2022	25,000	25,721

Town of Southampton, Erosion Control District GO, 4.00%, 9/1/2021	20,000	20,000

Town of West Seneca, Various Purpose GO, 5.00%, 12/15/2021	25,000	25,351

Triborough Bridge and Tunnel Authority

Series 2002E, Rev., NATL-RE, 5.50%, 11/15/2021	295,000	298,210

Series 1997A, Rev., 5.25%, 1/1/2022 (b)	195,000	198,325

Series 2012A, Rev., 5.00%, 11/15/2022 (b)	40,000	42,350

Triborough Bridge and Tunnel Authority, General Purpose Series 1999-B, Rev., 5.50%, 1/1/2022 (b)	140,000	142,503

Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels

Series 2012B, Rev., 4.00%, 11/15/2021	300,000	302,390

Series 2014A, Rev., 4.00%, 11/15/2021	90,000	90,717

Series 2012B, Rev., 5.00%, 11/15/2021	195,000	196,949

Series 2013B, Rev., 5.00%, 11/15/2021	100,000	100,999

Series 2011A, Rev., 5.00%, 1/1/2022	605,000	614,825

Series 2012B, Rev., 5.00%, 11/15/2022	85,000	90,010

Series 2013A, Rev., 5.00%, 11/15/2022	30,000	31,749

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	325

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New York — continued

Subseries 2008B-1, Rev., 5.00%, 11/15/2022	25,000	26,473

Series 2012B, Rev., 5.00%, 11/15/2023	60,000	63,484

Series 2013A, Rev., 5.00%, 11/15/2023	70,000	75,293

Series 2012B, Rev., 5.00%, 11/15/2024	110,000	116,359

Series 2012B, Rev., 4.00%, 11/15/2025	170,000	177,741

Series 2013A, Rev., 5.00%, 11/15/2025	35,000	37,771

Trust for Cultural Resources of City of New York (The), Carnegie Hall Rev., 5.00%, 12/1/2022	55,000	58,160

Trust for Cultural Resources of City of New York (The), The Museum of Modern Art

Series 2016-1-E, Rev., 4.00%, 2/1/2023	555,000	584,642

Series 2012A, Rev., 5.00%, 4/1/2023	125,000	134,383

TSASC, Inc., Tobacco Settlement Series A, Rev., 5.00%, 6/1/2023	100,000	108,202

Union Free School District of The Tarrytowns Series 2015A, GO, 5.00%, 1/15/2022	50,000	50,904

Utility Debt Securitization Authority

Series 2016B, Rev., 5.00%, 12/15/2023	125,000	126,755

Series 2016B, Rev., 5.00%, 6/15/2024	85,000	88,274

Series 2016A, Rev., 5.00%, 6/15/2025	25,000	27,159

Valley Stream Union Free School District No. 13 GO, 5.00%, 9/1/2022	200,000	209,810

Village of Dobbs Ferry, Public Improvement GO, 5.00%, 9/1/2021	30,000	30,000

Village of Frankfort, Public Improvement GO, AGM, 3.00%, 11/15/2023	25,000	26,432

Village of Manlius GO, AGM, 3.00%, 4/15/2022	30,000	30,526

Village of Ossining GO, BAN, 1.25%, 9/24/2021	7,107,446	7,111,973

Village of Tarrytown, Public Improvement

GO, 3.13%, 10/15/2021 (b)	100,000	100,359

GO, 3.00%, 6/15/2022	25,000	25,574

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New York — continued

Wappingers Central School District GO, 3.00%, 12/1/2021	40,000	40,275

Webster Central School District GO, 4.00%, 10/1/2021	20,000	20,063

Westchester County Healthcare Corp., Senior Lien

Series 2000A, Rev., 5.00%, 11/1/2021 (b)	25,000	25,199

Series 2011B, Rev., 5.13%, 11/1/2021 (b)	50,000	50,407

Western Nassau County Water Authority, Water System Series 2015B, Rev., 5.00%, 4/1/2022	55,000	56,565

Williamsville Central School District GO, 5.00%, 6/1/2022	45,000	46,655

Yorktown Central School District GO, 2.00%, 10/1/2022	110,000	112,279

Total New York		218,547,065

North Carolina — 1.4%

Appalachian State University

Rev., 4.00%, 10/1/2021 (b)	35,000	35,110

Rev., 4.25%, 10/1/2021 (b)	110,000	110,367

Rev., 4.50%, 10/1/2021 (b)	45,000	45,159

Rev., 5.00%, 10/1/2021 (b)	85,000	85,335

Series A, Rev., 5.00%, 10/1/2022	40,000	42,080

Charlotte-Mecklenburg Hospital Authority (The), Atrium Healthcare System

Series 2018A, Rev., 5.00%, 1/15/2022 (b)	50,000	50,905

Series 2018C, Rev., 5.00%, 3/1/2023 (c)	645,000	690,498

Charlotte-Mecklenburg Hospital Authority (The), Carolinas Healthcare System

Series 2013A, Rev., 4.00%, 1/15/2022	25,000	25,359

Series 2016A, Rev., 5.00%, 1/15/2022	30,000	30,542

Series 2016A, Rev., 4.00%, 1/15/2023	75,000	78,947

Series 2016A, Rev., 5.00%, 1/15/2025	340,000	393,483

Series 2016A, Rev., 5.00%, 1/15/2026	65,000	77,823

City of Asheville, Limited Obligation Rev., 5.00%, 4/1/2022	40,000	41,143

SEE NOTES TO FINANCIAL STATEMENTS.

326	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

North Carolina — continued

City of Asheville, Special Obligation Rev., 4.00%, 10/1/2021	30,000	30,095

City of Burlington, Combined Enterprise System Series 2011, Rev., 4.00%, 2/1/2022	25,000	25,406

City of Charlotte

Series 2020A, GO, 4.00%, 6/1/2022	50,000	51,469

Series 2012A, GO, 5.00%, 7/1/2022 (b)	20,000	20,811

GO, 5.00%, 12/1/2022	30,000	31,841

Series 2013C, COP, 5.00%, 6/1/2023	25,000	27,127

City of Charlotte, Airport Special Facilities Series 2017A, Rev., 5.00%, 7/1/2024	35,000	39,726

City of Charlotte, Convention Facility Project

COP, 5.00%, 12/1/2021	125,000	126,519

Series 2016A, COP, 5.00%, 12/1/2021	75,000	75,912

Series 2019A, COP, 5.00%, 6/1/2024	60,000	67,855

City of Charlotte, Equipment Acquisition and Public Facilities

Series 2012A, COP, 4.00%, 12/1/2021	40,000	40,388

COP, 5.00%, 12/1/2021	40,000	40,486

Series 2016A, COP, 5.00%, 12/1/2023	30,000	33,236

City of Charlotte, Storm Water

Rev., 4.00%, 12/1/2021	50,000	50,487

Rev., 5.00%, 12/1/2021	25,000	25,305

City of Charlotte, Water & Sewer System Rev., 5.00%, 12/1/2021	35,000	35,427

City of Concord, Limited Obligation Series 2014A, Rev., 5.00%, 6/1/2022	50,000	51,835

City of Durham

GO, 5.00%, 9/1/2021	75,000	75,000

GO, 5.00%, 9/1/2022	20,000	20,979

City of Durham, Parking Project Series 2017B, Rev., 5.00%, 10/1/2021	50,000	50,197

City of Goldsboro GO, 4.00%, 5/1/2022	25,000	25,649

City of Goldsboro, Public Improvement GO, 5.00%, 5/1/2023	25,000	27,005

City of Greensboro, Combined Water and Sewer System, Green Bond

Series B, Rev., 5.00%, 12/1/2021	65,000	65,792

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

North Carolina — continued

Rev., 5.25%, 6/1/2022	35,000	36,350

City of High Point, Combined Water & Sewer System Rev., 5.00%, 11/1/2022	25,000	26,429

City of Jacksonville, Enterprise System Rev., 4.00%, 5/1/2022	35,000	35,904

City of Raleigh Series 2011A, GO, 4.00%, 9/1/2021	25,000	25,000

City of Raleigh, Combined Enterprise System

Series 2015B, Rev., 5.00%, 12/1/2021	70,000	70,853

Series 2012A, Rev., 5.00%, 3/1/2022 (b)	55,000	56,339

City of Raleigh, Limited Obligation

Series A, Rev., 4.00%, 10/1/2022	25,000	26,055

Rev., 5.00%, 2/1/2024	50,000	55,779

City of Raleigh, Public Improvement GO, 3.00%, 6/1/2022	25,000	25,544

City of Sanford, Public Improvement GO, 4.00%, 2/1/2022	50,000	50,812

City of Winston, Limited Obligation Series C, Rev., 5.00%, 6/1/2022	50,000	51,835

County of Alamance, Public Improvement GO, 5.00%, 5/1/2022	60,000	61,965

County of Beaufort, Limited Obligation Rev., 5.00%, 6/1/2022 (b)	30,000	31,072

County of Brunswick GO, 5.00%, 8/1/2022	45,000	47,019

County of Brunswick, Enterprise Systems Series 2012A, Rev., 5.00%, 4/1/2022 (b)	35,000	35,995

County of Buncombe, Limited Obligation

Rev., 5.00%, 6/1/2022 (b)	105,000	108,834

Series 2020A, Rev., 5.00%, 6/1/2022	20,000	20,734

Series A, Rev., 5.00%, 6/1/2022	190,000	196,972

County of Cabarrus, Installment Financing Contract Rev., 5.00%, 6/1/2022	50,000	51,835

County of Carteret Series 2015B, GO, 5.00%, 11/1/2022	20,000	21,143

County of Catawba Rev., 5.00%, 10/1/2023	100,000	100,392

County of Chatham, Limited Obligation

Rev., 4.00%, 11/1/2021	55,000	55,353

Rev., 5.00%, 11/1/2021	140,000	141,129

Rev., 5.00%, 11/1/2022	25,000	26,411

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	327

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

North Carolina — continued

County of Chatham, Public Facility Corp. Rev., GTD, 5.00%, 12/1/2022	20,000	21,209

County of Dare Series 2012B, Rev., 5.00%, 6/1/2022	25,000	25,910

County of Dare, Limited Obligation

Series 2013A, Rev., 4.00%, 6/1/2022	25,000	25,721

Series 2020D, Rev., 5.00%, 6/1/2022 (b)	35,000	36,278

County of Davidson, Limited Obligation Rev., 5.00%, 6/1/2022	35,000	36,284

County of Durham

GO, 5.00%, 10/1/2021	105,000	105,418

GO, 4.00%, 11/1/2021	25,000	25,161

GO, 5.00%, 4/1/2022	25,000	25,716

County of Forsyth, Limited Tax Rev., 4.00%, 4/1/2022 (b)	35,000	35,792

County of Gaston

GO, 5.00%, 2/1/2022	25,000	25,510

GO, 5.00%, 3/1/2022	25,000	25,612

County of Granville GO, 4.00%, 6/1/2022	25,000	25,731

County of Guilford Series 2016A, GO, 5.00%, 2/1/2022	45,000	45,917

County of Guilford, Public Improvement

Series 2012A, GO, 3.50%, 3/1/2022 (b)	25,000	25,419

Series 2012A, GO, 5.00%, 3/1/2022	180,000	184,407

Series 2017A, GO, 5.00%, 5/1/2022	40,000	41,304

County of Iredell, Limited Obligation Rev., 5.00%, 6/1/2022	25,000	25,916

County of Johnson, Limited Obligation

Series 2017A, Rev., 5.00%, 4/1/2022	35,000	36,003

Series 2020A, Rev., 5.00%, 4/1/2022	35,000	36,002

County of Mecklenburg

Series 2016A, GO, 5.00%, 9/1/2021	105,000	105,000

Series 2013A, GO, 5.00%, 12/1/2021	245,000	247,985

Series 2016A, GO, 5.00%, 9/1/2022	50,000	52,452

County of Mecklenburg, Limited Obligation

Series 2015A, Rev., 5.00%, 10/1/2021	215,000	215,854

Series 2015A, Rev., 5.00%, 10/1/2022	120,000	126,374

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

North Carolina — continued

County of Mecklenburg, Public Improvement Series 2016B, GO, 5.00%, 12/1/2021	30,000	30,366

County of Moore GO, 5.00%, 12/1/2021	50,000	50,607

County of New Hanover GO, 5.00%, 9/1/2021	70,000	70,000

County of New Hanover, Community College Bonds Series 2013A, GO, 5.00%, 6/1/2022	25,000	25,917

County of New Hanover, Limited Obligation Rev., 4.00%, 12/1/2021	35,000	35,339

County of New Hanover, New Hanover Regional Medical Center Rev., 5.00%, 10/1/2021 (b)	220,000	220,832

County of Onslow GO, 5.00%, 10/1/2021	25,000	25,099

County of Onslow, Limited Obligation

Rev., 4.00%, 10/1/2021	50,000	50,158

Rev., 4.00%, 10/1/2022	25,000	26,055

County of Orange

Series 2017B, GO, 5.00%, 2/1/2022	25,000	25,508

GO, 5.00%, 8/1/2022	30,000	31,346

County of Orange, Limited Obligation

Rev., 5.00%, 10/1/2021	25,000	25,099

Series 2019B, Rev., 5.00%, 10/1/2021	55,000	55,218

County of Pender GO, 5.00%, 9/1/2021	25,000	25,000

County of Pender, Limited Obligation

Rev., 4.00%, 6/1/2022	25,000	25,721

Rev., 4.50%, 6/1/2022 (b)	30,000	30,984

County of Pitt COP, 5.00%, 4/1/2022 (b)	25,000	25,703

County of Pitt, Limited Obligation Series 2016B, Rev., 5.00%, 4/1/2022	35,000	35,992

County of Randolph, Limited Obligation Series 2019B, Rev., 5.00%, 10/1/2021	250,000	250,987

County of Rutherford, Limited Obligation Rev., 4.00%, 3/1/2022	25,000	25,475

County of Sampson, Limited Obligation

Rev., 5.00%, 12/1/2021	25,000	25,298

Rev., 5.00%, 12/1/2022	35,000	37,098

County of Union Series 2013A, GO, 5.00%, 3/1/2022	25,000	25,612

SEE NOTES TO FINANCIAL STATEMENTS.

328	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

North Carolina — continued

County of Union, Limited Obligation Rev., 4.00%, 12/1/2021	100,000	100,971

County of Wake, Hospital System Rev., NATL-RE, 5.13%, 10/1/2026 (b)	145,000	162,865

County of Wake, Limited Obligation

Rev., 5.00%, 9/1/2021	75,000	75,000

Series 2016A, Rev., 5.00%, 12/1/2021	25,000	25,305

Rev., 5.00%, 9/1/2022	50,000	52,453

County of Wake, Public Improvement Series 2017B, GO, 5.00%, 3/1/2022	65,000	66,595

County of Watauga, North Carolina Limited Obligation Bonds Rev., 5.00%, 6/1/2022	30,000	31,101

Durham Capital Financing Corp., Limited Obligation

Rev., 5.00%, 12/1/2021	65,000	65,792

Rev., 2.00%, 6/1/2022	50,000	50,714

Rev., GTD, 4.00%, 6/1/2022	30,000	30,877

Rev., GTD, 5.00%, 6/1/2022 (b)	80,000	82,921

Durham Housing Authority, Multi-Family Housing, JFK Towers Project Series 2012A, Rev., 5.00%, 12/1/2022 (b)	565,000	597,263

Jacksonville Public Facilities Corp. Rev., 5.00%, 4/1/2023	20,000	21,521

Mecklenburg County Public Facilities Corp. Rev., 3.00%, 2/1/2022	75,000	75,908

North Carolina Capital Facilities Finance Agency, Duke University Project

Series 2014C, Rev., 5.00%, 4/1/2022 (b)	50,000	51,422

Series 2015B, Rev., 5.00%, 10/1/2025 (b)	20,000	23,800

North Carolina Eastern Municipal Power Agency

Series 1987A, Rev., 4.50%, 1/1/2022 (b)	65,000	65,945

Series 1993B, Rev., NATL-RE-IBC, 6.00%, 1/1/2022 (b)	750,000	764,569

Series 1993B, Rev., 6.00%, 1/1/2022 (b)	55,000	56,068

Series 2012D, Rev., 5.00%, 7/1/2022 (b)	50,000	52,029

Series A, Rev., 5.00%, 7/1/2022 (b)	50,000	52,029

North Carolina Housing Finance Agency, Homeownership Series 44, Rev., 1.50%, 7/1/2024	250,000	256,500

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

North Carolina — continued

North Carolina Medical Care Commission, Caromont Health Series 2021B, Rev., 5.00%, 2/1/2026 (c)	155,000	185,623

North Carolina Medical Care Commission, Duke University Health System

Series 2012A, Rev., 5.00%, 6/1/2022 (b)	225,000	233,218

Series 2016A, Rev., 5.00%, 6/1/2023	200,000	216,867

Rev., 5.00%, 6/1/2025	120,000	140,434

Series 2016A, Rev., 5.00%, 6/1/2026	125,000	151,153

North Carolina Medical Care Commission, Health Care Facilities, Wakemed Series 2012A, Rev., 5.00%, 10/1/2022	230,000	241,804

North Carolina Medical Care Commission, Novant Health Series 2013A, Rev., 5.00%, 11/1/2024	160,000	168,838

North Carolina Medical Care Commission, Vidant Health Series 2012A, Rev., 5.00%, 6/1/2022 (b)	105,000	108,821

North Carolina Medical Care Commission, Wake Forest Baptist Obligated Group

Series 2019B, Rev., 2.20%, 12/1/2022 (c)	6,180,000	6,267,283

Series 2012B, Rev., 5.00%, 12/1/2023	140,000	148,063

North Carolina Municipal Power Agency No. 1, Catawba Electric

Series 2016A, Rev., 4.00%, 1/1/2022	25,000	25,314

Series 2015E, Rev., 5.00%, 1/1/2022	90,000	91,429

Series 2012B, Rev., 5.00%, 1/1/2023	250,000	253,887

Series B, Rev., 5.00%, 1/1/2023	325,000	345,312

Series A, Rev., 5.00%, 1/1/2025	85,000	97,894

North Carolina State University at Raleigh

Series 2013A, Rev., 5.00%, 10/1/2021	30,000	30,119

Rev., 5.00%, 10/1/2022	20,000	21,060

Series 2020A, Rev., 5.00%, 10/1/2022	25,000	26,325

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	329

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

North Carolina — continued

North Carolina Turnpike Authority, Triangle Expressway System Rev., BAN, 5.00%, 2/1/2024	805,000	892,676

Orange County Public Facilities Co., Limited Obligation

Rev., 5.00%, 10/1/2021	80,000	80,316

Rev., 4.75%, 10/1/2022 (b)	25,000	26,250

Rev., 5.00%, 10/1/2022	25,000	26,314

Orange Water and Sewer Authority Rev., 5.00%, 6/1/2022	75,000	77,752

Raleigh Durham Airport Authority Series 2020B, Rev., 5.00%, 5/1/2022	20,000	20,654

State of North Carolina

Series 2011B, Rev., 5.00%, 11/1/2021	50,000	50,397

Rev., 5.00%, 3/1/2022	375,000	384,143

Series 2013C, GO, 4.00%, 5/1/2022	25,000	25,651

Series 2010-C, GO, 5.00%, 5/1/2022	50,000	51,634

Series 2014C, Rev., 5.00%, 5/1/2022	40,000	41,307

Series 2013D, GO, 4.00%, 6/1/2022	25,000	25,729

Series 2013B, GO, 5.00%, 6/1/2022	35,000	36,287

Series 2015A, GO, 5.00%, 6/1/2022	25,000	25,920

Rev., 5.00%, 3/1/2023	105,000	112,670

Series 2014B, Rev., 5.00%, 6/1/2023	25,000	27,136

Rev., 5.00%, 3/1/2024	20,000	22,410

Rev., 5.00%, 3/1/2026	75,000	87,050

State of North Carolina, Build NC Programs, Limited Obligation Series 2017B, Rev., 5.00%, 9/10/2021	25,000	25,817

State of North Carolina, Limited Obligation

Series 2011B, Rev., 5.00%, 11/1/2021	350,000	352,827

Series 2013A, Rev., 5.00%, 5/1/2022	70,000	72,288

Series 2019A, Rev., 5.00%, 5/1/2022	35,000	36,144

Series 2014B, Rev., 5.00%, 6/1/2022	220,000	228,090

State of North Carolina, Public Improvement

Series 2018A, GO, 5.00%, 6/1/2022	105,000	108,862

Series 2019B, GO, 5.00%, 6/1/2022	185,000	191,803

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

North Carolina — continued

Town of Apex, Wastewater System GO, 4.00%, 6/1/2022 (b)	30,000	30,871

Town of Cary Combined Utility Systems Rev., 5.00%, 12/1/2021	45,000	45,548

Town of Cary, Public Improvement Series 2019A, GO, 5.00%, 9/1/2021	25,000	25,000

Town of Chapel Hill, Limited Obligation Rev., 5.00%, 6/1/2022 (b)	80,000	82,890

Town of Mooresville, Enterprise System Rev., 5.00%, 5/1/2022	45,000	46,468

University of North Carolina Series 2011C, Rev., 4.00%, 10/1/2021 (b)	50,000	50,155

University of North Carolina at Chapel Hill

Series 2003 B, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/9/2021 (c)	6,115,000	6,115,000

Series 2009-A, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/10/2021 (c)	425,000	425,000

University of North Carolina at Charlotte (The)

Rev., 5.00%, 10/1/2021	130,000	130,511

Series 2012A, Rev., 5.00%, 4/1/2022 (b)	25,000	25,711

University of North Carolina at Greensboro

Rev., 5.00%, 4/1/2022	30,000	30,841

Series 2012A, Rev., 5.00%, 4/1/2022 (b)	75,000	77,110

University of North Carolina at Wilmington Series 2019B, Rev., 5.00%, 9/10/2021	150,000	157,883

University of North Carolina, School of the Arts

Rev., 5.00%, 2/1/2023	185,000	196,923

Rev., 5.00%, 2/1/2024	150,000	166,184

Rev., 5.00%, 2/1/2025	295,000	339,026

Watauga Public Facilities Corp. Series 2012A, Rev., 4.00%, 6/1/2022 (b)	20,000	20,581

Watauga Public Facilities Corp., Limited Obligation Series 2012A, Rev., 5.00%, 6/1/2022 (b)	25,000	25,913

Total North Carolina		29,378,275

North Dakota — 0.1%

Bismarck Public School District No. 1 GO, 5.00%, 5/1/2022	65,000	67,080

City of Bismarck Series 2108N, GO, 5.00%, 5/1/2023	50,000	54,001

SEE NOTES TO FINANCIAL STATEMENTS.

330	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

North Dakota — continued

City of El Paso, Water and Sewer System Series 2015A, GO, 5.00%, 5/1/2022	420,000	433,668

City of Fargo

Series 2014E, GO, 4.00%, 5/1/2022	100,000	102,591

Series 2016A, GO, 5.00%, 7/1/2022	25,000	26,017

City of Fargo, NSDU Development Foundation Project Series 2012A, Rev., 3.00%, 12/1/2021	50,000	50,115

City of Grand Forks Series 2012B, Rev., GTD, 2.00%, 9/1/2021	50,000	50,000

City of West Fargo

Series 2013B, GO, 3.00%, 5/1/2022 (b)	25,000	25,459

Series 2014B, GO, 5.00%, 5/1/2022	50,000	51,590

Series 2015B, GO, 5.00%, 5/1/2022	25,000	25,800

County of Burleigh, St. Alexius Medical Center Project Series 2012A, Rev., 5.00%, 7/1/2022 (b)	270,000	280,264

Fargo Public School District No. 1, Limited Tax, School Building Series 2016B, GO, 5.00%, 8/1/2022	45,000	46,980

North Dakota Building Authority Series 2020A, Rev., 5.00%, 12/1/2022	35,000	37,129

North Dakota Housing Finance Agency, Home Mortgage Finance Program

Series 2020D, Rev., 2.15%, 7/1/2022	30,000	30,443

Series 2020B, Rev., 1.05%, 7/1/2026	125,000	125,762

North Dakota Public Finance Authority, Capital Financing Program Series A, Rev., 1.75%, 11/1/2023	430,000	437,831

North Dakota Public Finance Authority, State Revolving Fund Program

Series 2011A, Rev., 5.00%, 10/1/2021	50,000	50,198

Series 2018A, Rev., 5.00%, 10/1/2021	50,000	50,198

Series 2016A, Rev., 5.00%, 10/1/2022	20,000	21,060

West Fargo Public School District No. 6, School Building GO, 4.00%, 8/1/2024	40,000	44,380

Total North Dakota		2,010,566

Ohio — 2.9%

Akron Bath Copley Joint Township Hospital District, Akron General Health System Rev., 3.80%, 1/1/2022 (b)	445,000	450,245

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Ohio — continued

American Municipal Power, Inc., AMP Fremont Energy Series 2017A, Rev., 5.00%, 2/15/2023	70,000	74,867

American Municipal Power, Inc., Combined Hydroelectric Projects

Series 2016A, Rev., 5.00%, 2/15/2022	530,000	541,670

Series 2016A, Rev., 5.00%, 2/15/2023	210,000	224,601

American Municipal Power, Inc., Greenup Hydroelectric Projects

Series 2016A, Rev., 5.00%, 2/15/2022	30,000	30,661

Series 2016A, Rev., 5.00%, 2/15/2024	150,000	167,410

American Municipal Power, Inc., Prairie State Energy Campus Project

Series 2015A, Rev., 5.00%, 2/15/2022	385,000	393,477

Rev., 5.25%, 2/15/2022 (b)	105,000	107,447

Series 2015A, Rev., 5.25%, 2/15/2022 (b)	75,000	76,748

Series 2017A, Rev., 5.00%, 2/15/2024	125,000	139,508

Series 2019B, Rev., 5.00%, 2/15/2025	390,000	451,695

Series 2015A, Rev., 5.00%, 2/15/2026	50,000	55,582

American Municipal Power, Inc., Solar Electricity Prepayment Project Series 2019A, Rev., 5.00%, 2/15/2023	225,000	240,576

Anthony Wayne Local School District, Unlimited Tax Series 2017A, GO, 3.00%, 12/1/2021	25,000	25,178

Apollo Joint Vocational School District, Various Purpose

GO, 5.00%, 12/1/2021 (b)	25,000	25,303

GO, 5.25%, 12/1/2021 (b)	120,000	121,527

Avon Local School District, School Facilities Improvement Series A, GO, 3.50%, 12/1/2021 (b)	35,000	35,288

Beavercreek City School District, Unlimited Tax GO, 3.00%, 12/1/2021	75,000	75,541

Bellbrook-Sugarcreek Local School District, School Improvement, Unlimited Tax

GO, 4.00%, 12/1/2021	30,000	30,290

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	331

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Ohio — continued

GO, 4.00%, 12/1/2022	50,000	52,425

Berea City School District COP, 2.00%, 10/1/2022	25,000	25,411

Big Walnut Local School District, Unlimited Tax Series 2021A, GO, 4.00%, 12/1/2022	35,000	36,675

Bowling Green State University, General Receipts Series 2016A, Rev., 5.00%, 6/1/2022	140,000	144,933

Brunswick City School District COP, 3.00%, 12/1/2021	30,000	30,202

Buckeye Tobacco Settlement Financing Authority, Capital Appreciation Series A-3, Rev., 6.25%, 6/1/2022 (b)	705,000	737,212

Buckeye Valley Local School District, Unlimited Tax Series 2016B, GO, 5.00%, 12/1/2021	25,000	25,303

Carey Exempted Village School District GO, 5.38%, 11/1/2021 (b)	100,000	100,856

Central Ohio Solid Waste Authority GO, 5.00%, 12/1/2021	45,000	45,548

Central Ohio Solid Waste Authority, Solid Waste Facilities, Limited Tax GO, 5.00%, 12/1/2023	45,000	49,886

Champion Local School District, Classroom Facilities Series 2016-2, GO, 1.75%, 12/1/2022	35,000	35,624

City of Akron, Income Tax Rev., 5.00%, 12/1/2021	250,000	252,894

City of Akron, Income Tax, Community Learning Centers

Series 2012A, Rev., 5.00%, 12/1/2021	30,000	30,347

Rev., 5.00%, 12/1/2022	35,000	37,016

Series 2012A, Rev., 5.00%, 12/1/2022	25,000	25,863

City of Akron, Various Purpose

GO, 2.00%, 12/1/2021	425,000	426,804

Series 2015A, GO, 2.00%, 12/1/2021	50,000	50,213

GO, 2.00%, 12/1/2022	565,000	576,683

Series 2015A, GO, 2.25%, 12/1/2022	50,000	51,227

Series 2017A, GO, 4.00%, 12/1/2022	25,000	26,139

City of Avon, Street Improvement, Limited Tax GO, 2.00%, 12/1/2021	100,000	100,474

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Ohio — continued

City of Avon, Various Purpose Series 2012A, GO, 3.00%, 12/1/2021	40,000	40,289

City of Cincinnati, Baldwin 300 Project Series 2016D, Rev., 4.00%, 11/1/2021	110,000	110,688

City of Cincinnati, Unlimited Tax Series 2012D, GO, 4.00%, 12/1/2021	25,000	25,241

City of Cincinnati, Unlimited Tax, Various Purpose

Series 2016A, GO, 4.00%, 12/1/2021	50,000	50,482

Series 2014A, GO, 5.00%, 12/1/2021	25,000	25,302

Series 2015A, GO, 5.00%, 12/1/2021	45,000	45,545

Series 2016C, GO, 5.00%, 12/1/2021	120,000	121,453

Series 2014A, GO, 5.00%, 6/1/2022 (b)	55,000	57,008

Series 2015A, GO, 5.00%, 12/1/2022	75,000	79,563

City of Cincinnati, Water System

Series 2011A, Rev., 4.00%, 12/1/2021	30,000	30,290

Series 2011A, Rev., 5.00%, 12/1/2021 (b)	200,000	202,425

Series 2012A, Rev., 5.00%, 12/1/2021 (b)	90,000	91,090

City of Cleveland

Series 2016B, Rev., AGM, 5.00%, 1/1/2022	60,000	60,965

GO, AMBAC, 5.50%, 10/1/2022	35,000	37,036

Series 2016B, Rev., AGM, 5.00%, 1/1/2023	55,000	58,544

City of Cleveland, Airport System Series 2016A, Rev., AGM, 5.00%, 1/1/2022	330,000	335,306

City of Cleveland, Income Tax, Subordinate Lien, Public Facilities Improvements

Series 2017A-1, Rev., 4.00%, 10/1/2022	45,000	46,874

Series 2014B-1, Rev., 5.00%, 10/1/2022 (b)	20,000	21,054

City of Cleveland, Subordinate Lien, Income Tax

Series 2017A-2, Rev., 4.00%, 10/1/2021	30,000	30,094

SEE NOTES TO FINANCIAL STATEMENTS.

332	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Ohio — continued

Rev., 5.00%, 5/15/2022	200,000	206,831

Series 2014B-1, Rev., 5.00%, 10/1/2022	35,000	36,835

Rev., 5.00%, 5/15/2023	195,000	211,033

Series 2015A-2, Rev., 5.00%, 10/1/2023 (b)	25,000	27,512

City of Cleveland, Various Purpose

Series 2019A, GO, 4.00%, 12/1/2021	325,000	328,132

GO, 5.00%, 12/1/2022	55,000	58,346

GO, 5.00%, 12/1/2026	200,000	245,476

City of Columbus, Various Purpose, Limited Tax

Series 2019B, GO, 5.00%, 4/1/2022	30,000	30,858

Series 2012-4, GO, 5.00%, 8/15/2022	95,000	99,452

City of Columbus, Various Purpose, Unlimited Tax

Series 2012A, GO, 5.00%, 2/15/2022	25,000	25,557

Series 2019A, GO, 5.00%, 4/1/2022	25,000	25,715

Series 2015A, GO, 3.00%, 7/1/2022	20,000	20,485

GO, 4.00%, 7/1/2022	25,000	25,814

Series 2013-1, GO, 5.00%, 7/1/2022	25,000	26,022

Series 2016A, GO, 2.00%, 8/15/2022	125,000	127,288

Series 2012A, GO, 5.00%, 8/15/2022 (b)	85,000	88,957

Series 2013A, GO, 5.00%, 8/15/2022	50,000	52,343

Series 2013-1, GO, 5.00%, 7/1/2023	85,000	92,568

City of Dayton, Various Purpose, Limited Tax GO, 4.00%, 12/1/2021	50,000	50,479

City of Delaware, Capital Tax, Limited Tax GO, 4.00%, 12/1/2021	25,000	25,241

City of Dublin, Limited Tax, Capital Facilities Improvement GO, 3.00%, 12/1/2022	210,000	211,512

City of Dublin, Various Purpose

Series 2018A, GO, 5.00%, 12/1/2021	50,000	50,609

GO, 5.00%, 12/1/2022	25,000	26,531

City of Dublin, Various Purpose, Limited Tax Series 2018B, GO, 5.00%, 12/1/2021	25,000	25,305

City of Fairfield, Various Purpose, Limited tax GO, 4.00%, 12/1/2021	35,000	35,331

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Ohio — continued

City of Hilliard, Limited Tax Series A, GO, 4.00%, 12/1/2021	20,000	20,190

City of Hilliard, Limited Tax, Various Purpose

GO, 4.00%, 12/1/2021	35,000	35,332

Series 2019A, GO, 5.00%, 12/1/2022	20,000	21,196

City of Huber Heights, Limited Tax, Various Purpose GO, 4.00%, 12/1/2021	25,000	25,242

City of Lakewood, Limited Tax GO, 5.00%, 12/1/2021	40,000	40,485

City of Lakewood, Various Purpose Improvement GO, 5.00%, 12/1/2021	20,000	20,243

City of Lancaster, Wastewater System Rev., 4.00%, 12/1/2021	25,000	25,233

City of Lima, Sanitary Sewer System Rev., 5.00%, 12/1/2021	25,000	25,289

City of Lima, Sanitary Sewer System, Green Bond Rev., 3.00%, 12/1/2022	35,000	36,199

City of Lima, Various Improvement, Limited Tax GO, AGM, 3.00%, 12/1/2021	125,000	125,842

City of Marysville, Limited Tax GO, 2.25%, 12/1/2022	60,000	61,534

City of Medina, Limited Tax Series 2013A, GO, 3.00%, 12/1/2021	100,000	100,227

City of Mentor, Limited tax, Various Purpose GO, 3.00%, 12/1/2022	25,000	25,872

City of Middleburg Heights, Southwest General Health Center Project Series 2012A, Rev., 5.00%, 8/1/2022 (b)	225,000	235,047

City of Middleburg Heights, Southwest General Health Center Project, Tax-Exempt Series 2020A, Rev., 4.00%, 8/1/2022	100,000	103,432

City of North Olmsted, Unlimited Tax GO, 3.00%, 12/1/2022	20,000	20,713

City of Parma, Various Purpose GO, 3.00%, 12/1/2021	25,000	25,178

City of Sharonville, Special Obligation Rev., 4.00%, 12/1/2022	50,000	52,156

City of Springboro, Various Purpose, Limited Tax GO, 2.25%, 12/1/2022	25,000	25,633

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	333

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Ohio — continued

City of Tiffin, Limited Tax, Capital Improvement GO, 2.00%, 12/1/2022	50,000	51,059

City of Toledo, Sewerage System Rev., 5.00%, 11/15/2022	25,000	26,461

City of Toledo, Water System Rev., 5.00%, 11/15/2021	25,000	25,249

City of Upper Arlington GO, 4.00%, 12/1/2021	25,000	25,243

City of Wauseon GO, AGM, 4.25%, 9/9/2021	60,000	60,047

City of Westerville, Limited Tax Series 2012A, GO, 4.00%, 12/1/2021	30,000	30,288

City of Westerville, Special Obligation Rev., 5.00%, 12/1/2022	65,000	68,946

City of Whitehall, Special Obligation Nontax Rev., 1.00%, 12/8/2021	1,000,000	1,001,837

Cleveland Department of Public Utilities Division of Public Power Rev., AGM, 5.00%, 11/15/2023	100,000	110,345

Cleveland Department of Public Utilities Division of Water

Series 2017CC, Rev., 5.00%, 1/1/2022	20,000	20,326

Series 2019DD, Rev., 5.00%, 1/1/2022	35,000	35,570

Coldwater Exempted Village School District GO, 3.00%, 12/1/2023	380,000	402,627

Columbus City School District, Ohio School Facilities Construction and Improvement, Unlimited Tax GO, 4.00%, 12/1/2021	50,000	50,483

Columbus City School District, Various Purpose, Unlimited Tax Series 2014A, GO, 5.00%, 12/1/2021	140,000	141,698

Columbus Metropolitan Library, Ohio Library Facilities, Special Obligation Rev., 4.00%, 12/1/2024	20,000	22,348

County of Allen, Hospital Facilities and Improvement Bonds, Catholic Health Partners

Series 2012A, Rev., 4.00%, 5/1/2022 (b)	265,000	271,857

Series 2012A, Rev., 5.00%, 5/1/2022	420,000	433,410

County of Allen, Hospital Facilities, Mercy Health Series 2017A, Rev., 5.00%, 8/1/2024	570,000	647,529

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Ohio — continued

County of Ashtabula, Nontax, Lodge and Conference Center Project Rev., 4.00%, 12/1/2022	55,000	56,351

County of Butler, Hospital Facilities, UC Health

Rev., 5.00%, 11/15/2021	225,000	227,150

Rev., 4.00%, 11/15/2022	160,000	167,111

County of Cuyahoga, Capital Improvement, Limited Tax

Series 2020A, GO, 4.00%, 12/1/2021	25,000	25,241

Series 2020A, GO, 4.00%, 12/1/2022	55,000	57,661

County of Cuyahoga, Ohio Economic Development

Series 2020D, Rev., 3.00%, 12/1/2021	140,000	141,007

Series 2020D, Rev., 4.00%, 12/1/2022	30,000	31,451

Series 2020D, Rev., 4.00%, 12/1/2024	50,000	55,870

County of Cuyahoga, Sports Facilities Improvement Project, Excise Tax Rev., 5.00%, 12/1/2022 (b)	50,000	53,040

County of Cuyahoga, Various Purpose, Sales Tax Rev., 5.00%, 12/1/2021	75,000	75,910

County of Delaware, Sanitary Sewer System Improvement Rev., 4.00%, 12/1/2022	25,000	26,219

County of Franklin, Hospital Facilities, Nationwide Children’s Hospital Project Rev., 5.00%, 11/1/2021	25,000	25,202

County of Franklin, Hospital Facilities, OhioHealth Corp.

Series 2011A, Rev., 5.00%, 11/15/2021 (b)	210,000	212,085

Rev., 5.00%, 5/15/2022	150,000	155,167

County of Franklin, Hospital Improvement, Nationwide Children’s Hospital Project Series 2012A, Rev., 5.00%, 11/1/2022	115,000	118,743

County of Franklin, Various Purpose, Limited Tax GO, 5.00%, 12/1/2021	40,000	40,487

County of Geauga, South Franklin Circle Project Rev., 8.00%, 12/31/2022 (b) (c)	4,945,000	5,548,004

County of Greene, Sewer System, Limited Tax GO, 5.00%, 12/1/2021	150,000	151,827

County of Hamilton Rev., 3.00%, 6/1/2022	50,000	51,039

SEE NOTES TO FINANCIAL STATEMENTS.

334	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Ohio — continued

County of Hamilton, Riverfront Infrastructure Improvement, Limited Tax GO, 5.00%, 12/1/2021 (b)	115,000	116,392

County of Hamilton, Sales Tax

Series 2016A, Rev., 4.00%, 12/1/2021	140,000	141,310

Series 2016A, Rev., 5.00%, 12/1/2021	25,000	25,296

Series 2016A, Rev., 5.00%, 12/1/2022	20,000	21,191

Series 2016A, Rev., 5.00%, 12/1/2023	105,000	116,074

County of Hamilton, Sewer System, The Metropolitan Sewer District of Greater Cincinnati

Series 2014A, Rev., 5.00%, 12/1/2021	65,000	65,787

Series A, Rev., 5.00%, 12/1/2021	115,000	116,393

Series 2013A, Rev., 5.00%, 12/1/2022	55,000	58,346

Series 2014A, Rev., 5.00%, 12/1/2022	60,000	63,650

Series 2014A, Rev., 5.00%, 12/1/2023	35,000	38,775

County of Lake, Various Purpose GO, 3.50%, 12/1/2022	50,000	52,120

County of Lorain, Various Purpose, Limited Tax GO, 3.00%, 12/1/2022	55,000	56,933

County of Lucas Series 2011D, Rev., 5.25%, 11/15/2021 (b)	125,000	126,279

County of Lucas, Promedica Healthcare Rev., 5.00%, 11/15/2021 (b)	100,000	100,972

County of Mahoning, Various Purpose, Limited Tax GO, AGM, 2.00%, 12/1/2022	25,000	25,542

County of Montgomery, Catholic Health Initiatives Series 2008D-2, Rev., 5.45%, 11/13/2023 (b)	140,000	155,909

County of Portage, Various Purpose, Limited Tax GO, 2.00%, 12/1/2021	25,000	25,036

County of Stark, Communication System, Limited Tax GO, 2.50%, 12/1/2022	50,000	51,472

County of Summit, Various Purpose

GO, 4.00%, 12/1/2021	75,000	75,728

GO, 4.50%, 12/1/2022	60,000	63,300

County of Union, Memorial Hospital, Various Purpose GO, 4.00%, 12/1/2022	80,000	83,777

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Ohio — continued

County of Warren, Jail Construction & Improvement, Limited Tax

GO, 3.00%, 12/1/2021	255,000	256,846

GO, 3.00%, 6/1/2023	25,000	26,246

Cuyahoga Community College District, Facilities Construction and Improvement GO, 3.00%, 12/1/2021	20,000	20,142

Cuyahoga Community College District, General Receipts

Series 2016E, Rev., 1.35%, 2/1/2022	35,000	35,178

Series 2016E, Rev., 4.00%, 8/1/2022	60,000	62,121

Dayton Metro Library, Library Improvement, Tax-Exempt Series 2013A, GO, 4.00%, 12/1/2021	25,000	25,238

Defiance City School District, Various Purpose GO, 5.00%, 12/1/2022 (b)	45,000	47,736

Delaware County Finance Authority, Columbus Outlets Public Improvements Project

Rev., 4.00%, 12/1/2021	345,000	348,159

Rev., 5.00%, 12/1/2023	355,000	376,320

Dublin City School District, Construction and Improvement

GO, 4.00%, 12/1/2022	35,000	36,702

GO, 4.00%, 12/1/2024	20,000	22,424

Dublin City School District, Unlimited Tax GO, 5.00%, 12/1/2021	40,000	40,486

Dublin City School District, Various Purpose Series 2013A, GO, 5.00%, 12/1/2022	20,000	21,216

Dublin City School District, Various Purpose, Unlimited Tax GO, Zero Coupon, 12/1/2021	35,000	34,985

Eastwood Local School District COP, 3.00%, 6/1/2023	30,000	31,322

Edgewood City School District GO, 5.00%, 12/1/2022	45,000	47,726

Forest Hills Local School District, School Improvement GO, 4.00%, 12/1/2022	40,000	41,914

Franklin City School District GO, AMBAC, Zero Coupon, 12/1/2022	30,000	29,874

Franklin County Convention Facilities Authority, Tax Lease

Rev., 5.00%, 12/1/2023 (b)	50,000	55,426

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	335

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Ohio — continued

Rev., 5.00%, 12/1/2024 (b)	75,000	86,646

Gahanna-Jefferson City School District GO, 3.00%, 12/1/2022	75,000	77,723

Granville Exempted Village School District GO, 5.00%, 12/1/2021	25,000	25,303

Greater Cleveland Regional Transit Authority, Sales Tax Supported Capital Improvement

Rev., 5.00%, 12/1/2021	360,000	364,386

Rev., 5.00%, 12/1/2022	25,000	26,530

Series A, Rev., 5.00%, 12/1/2022	110,000	116,735

Greene County Vocational School District, School Facilities Construction and Improvement GO, 5.00%, 12/1/2021	250,000	253,033

Hamilton City School District, Various Purpose, Unlimited Tax GO, 5.00%, 12/1/2022	25,000	26,482

Highland Local School District, Medina County GO, 5.00%, 12/1/2022	20,000	21,219

Hilliard School District Series 2013A, GO, 5.00%, 12/1/2022	30,000	31,833

Johnstown-Monroe Local School District, School Facilities Construction and Improvement GO, Zero Coupon, 12/1/2021	200,000	199,916

Kent State University, General Receipts

Rev., 4.00%, 5/1/2022	80,000	82,029

Series 2012A, Rev., 4.00%, 5/1/2022	25,000	25,634

Series 2012A, Rev., 5.00%, 5/1/2022 (b)	155,000	160,039

Series 2014A, Rev., 5.00%, 5/1/2022 (b)	85,000	87,764

Lake County Community College District COP, 4.00%, 10/1/2022	80,000	83,163

Lake Local School District GO, 3.00%, 12/1/2022	50,000	51,675

Lakewood City School District, School Facilities Improvement, Unlimited Tax

Series 2017B, GO, Zero Coupon, 11/1/2021	35,000	34,987

GO, 4.00%, 12/1/2021	160,000	161,546

Series 2014A, GO, 5.00%, 11/1/2022 (b)	45,000	47,553

Lakota Local School District

GO, 3.00%, 12/1/2022	30,000	31,074

GO, 5.00%, 12/1/2022	45,000	47,749

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Ohio — continued

Lakota Local School District, Ohio Permanent Improvement Levy Series 2014B, Rev., TAN, 5.00%, 12/1/2021	25,000	25,304

Lancaster City School District, School Facilities Construction and Improvement

GO, 3.75%, 10/1/2022 (b)	25,000	25,971

GO, 4.00%, 10/1/2022	35,000	36,458

Lancaster Port Authority, Gas Supply

Series 2019A, Rev., LIQ: Royal Bank of Canada, 5.00%, 2/1/2022	190,000	193,777

Series 2019A, Rev., LIQ: Royal Bank of Canada, 5.00%, 2/1/2025 (c)	575,000	660,896

Liberty Center Local School District, Classroom Facilities School Improvement GO, 4.00%, 11/1/2021 (b)	30,000	30,192

Licking County Career and Technology Education Centers GO, 3.13%, 12/1/2023	50,000	50,356

Lucas-Plaza Housing Development Corp. Rev., FHA, Zero Coupon, 6/1/2024 (b)	810,000	800,278

Maple Heights City School District, Unlimited Tax, School Facilities Improvement GO, Zero Coupon, 1/15/2023	50,000	49,740

Mason City School District

GO, NATL-RE, 5.25%, 12/1/2021	95,000	96,214

GO, 5.00%, 12/1/2022	25,000	26,527

Miami Trace Local School District GO, 4.00%, 12/1/2023	110,000	119,166

Miami University, General Receipts

Rev., 4.00%, 9/1/2021	175,000	175,000

Rev., 5.00%, 9/1/2021	175,000	175,000

Rev., 5.00%, 9/1/2022	40,000	41,962

Rev., 4.00%, 9/1/2023	260,000	270,043

Miami Valley Career Technology Center, Various Purpose School Improvement, Unlimited Tax GO, 4.00%, 12/1/2021	25,000	25,242

Miamisburg City School District

COP, 2.00%, 12/1/2021	35,000	35,148

GO, 3.25%, 12/1/2021 (b)	50,000	50,387

GO, 2.00%, 12/1/2022	25,000	25,561

Middletown City School District GO, 5.25%, 12/1/2022 (b)	25,000	26,598

SEE NOTES TO FINANCIAL STATEMENTS.

336	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Ohio — continued

New Albany Plain Local School District, Various Purpose GO, 4.00%, 12/1/2022	25,000	26,216

New Boston Local School District, Unlimited Tax GO, 3.00%, 11/1/2021	45,000	45,216

North Ridgeville City School District, School Facilities Improvement

GO, Zero Coupon, 12/1/2021	150,000	149,933

Series 2014A, GO, 3.00%, 12/1/2021	50,000	50,350

Northeast Ohio Regional Sewer District, Wastewater Improvement

Rev., 5.00%, 11/15/2021	175,000	176,749

Rev., 5.00%, 5/15/2023 (b)	125,000	135,306

Northmont City School District, School Improvement

Series 2012A, GO, 4.00%, 11/1/2021 (b)	60,000	60,383

Series 2012A, Class A, GO, 4.13%, 11/1/2021 (b)	195,000	196,286

Northridge Local School District, School Improvement, Unlimited Tax GO, 4.00%, 10/1/2021	50,000	50,152

Northwest Local School District, Unlimited Tax

GO, 5.00%, 12/1/2022	30,000	31,829

GO, 5.00%, 12/1/2023 (b)	45,000	49,830

Ohio Higher Educational Facility Commission, Case Western University Project

Series 2012A, Rev., 5.00%, 12/1/2021	220,000	222,652

Rev., 5.00%, 12/1/2023	45,000	49,865

Ohio Higher Educational Facility Commission, Cleveland Clinic Health System Obligated Group

Series 2012A, Rev., 4.00%, 1/1/2022 (b)	500,000	506,358

Rev., 5.00%, 1/1/2022 (b)	455,000	462,339

Series 2012A, Rev., 5.00%, 1/1/2022 (b)	500,000	508,010

Ohio Higher Educational Facility Commission, Denison University Project

Rev., 5.00%, 11/1/2021	25,000	25,201

Series 2017A, Rev., 5.00%, 11/1/2021	100,000	100,804

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Ohio — continued

Ohio Higher Educational Facility Commission, Ohio Wesleyan University 2019 Project Rev., 5.00%, 10/1/2021	25,000	25,093

Ohio Higher Educational Facility Commission, University of Dayton 2013 Project Rev., 5.00%, 12/1/2021	95,000	96,085

Ohio Housing Finance Agency, Mortgage — Backed Securities Program Series 2019B, Rev., 1.45%, 9/1/2021	120,000	120,000

Ohio Housing Finance Agency, Park Eden Apartments Series 2020A, Rev., GNMA/FHA, 0.40%, 9/1/2022 (c)	700,000	700,916

Ohio State Building Authority, State Facilities Adult Correctional Building Fund Projects Series 2011B, Rev., 5.00%, 10/1/2021	30,000	30,119

Ohio State University (The), General Receipts

Series 2010D, Rev., 5.00%, 12/1/2021	340,000	344,125

Series 2014A, Rev., 5.00%, 12/1/2021	50,000	50,607

Series 2012A, Rev., 4.00%, 6/1/2022	25,000	25,729

Series 2020A, Rev., 5.00%, 12/1/2022	90,000	95,487

Series 2010D, Rev., 5.00%, 12/1/2023	40,000	44,362

Series 2020A, Rev., 5.00%, 12/1/2023	25,000	27,726

Ohio State University (The), Multiyear Debt Issuance Program

Rev., 5.00%, 12/1/2021	165,000	167,002

Rev., 5.00%, 12/1/2022	80,000	84,877

Ohio Turnpike and Infrastructure Commission

Series 2017A, Rev., 3.00%, 2/15/2022	80,000	81,056

Series 2017A, Rev., 5.00%, 2/15/2023	40,000	42,842

Ohio Turnpike and Infrastructure Commission, Junior Lien, Infrastructure Projects

Series A-1, Rev., 5.00%, 2/15/2023 (b)	75,000	80,231

Series 2013A-1, Rev., 5.00%, 2/15/2025	100,000	106,984

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	337

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Ohio — continued

Ohio University, General Receipts

Rev., 4.00%, 12/1/2021	45,000	45,431

Rev., 4.00%, 12/1/2022 (b)	40,000	41,934

Rev., 5.00%, 12/1/2022	25,000	26,518

Ohio Water Development Authority Water Pollution Control Loan Fund

Series 2014B, Rev., 2.00%, 12/1/2021	50,000	50,240

Rev., 5.00%, 12/1/2021	240,000	242,930

Rev., 5.00%, 6/1/2022	150,000	155,504

Series 2014B, Rev., 5.00%, 6/1/2022	50,000	51,835

Series 2015A, Rev., 5.00%, 6/1/2023	75,000	81,394

Ohio Water Development Authority, Drinking Water Assistance

Rev., 5.00%, 12/1/2021	95,000	96,160

Rev., 5.00%, 12/1/2022	145,000	153,859

Ohio Water Development Authority, Fresh Water

Series 2013A, Rev., 5.00%, 12/1/2021	25,000	25,305

Series 2013A, Rev., 5.00%, 6/1/2022	100,000	103,670

Rev., 5.50%, 12/1/2022	35,000	37,356

Ohio Water Development Authority, Water Pollution Control Loan Fund

Rev., 5.00%, 12/1/2021	65,000	65,793

Series 2014B, Rev., 5.00%, 12/1/2021	210,000	212,564

Rev., 5.50%, 12/1/2022	80,000	85,386

Olentangy Local School District, Unlimited Tax

GO, 3.00%, 12/1/2021	25,000	25,180

Series 2013B, GO, 4.00%, 12/1/2021	20,000	20,194

Series 2020A, GO, 4.00%, 12/1/2022	30,000	31,467

Patrick Henry Local School District, Ohio School Facilities Project Series A, COP, 4.00%, 12/1/2021	50,000	50,448

Penta Career Center, Ohio School Facilities Project COP, 5.00%, 4/1/2022	50,000	51,384

Perry Local School District, Lake County COP, 4.00%, 12/1/2021	100,000	100,921

Perrysburg Exempted Village School District, Unlimited Tax GO, 5.00%, 12/1/2023	30,000	33,093

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Ohio — continued

Pike-Delta-York Local School District GO, 2.25%, 11/1/2021	30,000	30,100

Port of Greater Cincinnati Development Authority, Mariemont City School District Project, Tax-Exempt

Rev., 5.00%, 12/1/2022	50,000	53,049

Rev., 5.00%, 12/1/2024	200,000	229,929

Princeton City School District GO, 5.00%, 12/1/2021	45,000	45,546

Revere Local School District, School Facilities Improvement Series 2017A, GO, 5.00%, 6/1/2022 (b)	225,000	233,215

Reynoldsburg City School District, Unlimited Tax

GO, 5.00%, 12/1/2021	160,000	161,941

GO, 5.00%, 12/1/2022	20,000	21,219

Sandusky City School District, Classroom Facilities and School Improvement Series 2017-1, GO, 5.00%, 5/1/2022 (b)	220,000	227,152

Shaker Heights Public Library COP, 2.00%, 12/1/2022	85,000	86,919

Shelby City School District, School Facilities Improvement GO, 4.00%, 11/1/2022 (b)	40,000	41,756

South-Western City School District, School Facilities Construction and Improvement

GO, 4.00%, 12/1/2021	75,000	75,725

Series 2019A, GO, 4.00%, 12/1/2021	670,000	676,473

GO, 4.50%, 6/1/2022 (b)	35,000	36,147

South-Western City School District, Unlimited Tax GO, 5.00%, 12/1/2021	100,000	101,213

Stark County Library District, Library Facilities

Rev., 4.00%, 12/1/2021	25,000	25,231

Rev., 4.00%, 12/1/2022	50,000	52,290

State of Ohio

Series 2013A, Rev., 5.00%, 10/1/2021	50,000	50,198

Series 2015A, Rev., 5.00%, 10/1/2021	50,000	50,199

Series 2012A, GO, 5.00%, 11/1/2021	45,000	45,363

Series 2018-1, Rev., 5.00%, 12/15/2021	100,000	101,410

SEE NOTES TO FINANCIAL STATEMENTS.

338	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Ohio — continued

Series 2014A, GO, 5.00%, 5/1/2022 (b)	30,000	30,975

Series R, GO, 5.00%, 5/1/2022	35,000	36,146

Series 2012-1, Rev., 5.00%, 6/15/2022 (b)	25,000	25,950

Series 2011A, GO, 5.00%, 8/1/2022	30,000	31,349

Series 2012C, GO, 5.00%, 8/1/2022	75,000	78,372

COP, 5.00%, 9/1/2022	30,000	31,465

Series 2014A, GO, 5.00%, 9/15/2022	75,000	78,821

Series 2016A, Rev., 5.00%, 10/1/2022	135,000	142,110

Series 2016A, GO, 5.00%, 12/15/2023	35,000	38,864

State of Ohio Department of Administrative Services, Admin Knowledge System Project COP, 5.00%, 9/1/2021	25,000	25,000

State of Ohio, Bureau of Criminal Investigation Records System Project COP, 4.00%, 3/1/2022	30,000	30,584

State of Ohio, Capital Facilities Lease Appropriation Adult Correctional Building Fund Projects

Rev., 5.00%, 10/1/2021	85,000	85,338

Series 2016A, Rev., 5.00%, 10/1/2021	35,000	35,139

Series 2019A, Rev., 5.00%, 10/1/2021	75,000	75,298

Series 2012A, Rev., 5.00%, 4/1/2022	145,000	149,110

Series 2015B, Rev., 5.00%, 10/1/2022 (b)	75,000	78,951

Rev., 5.00%, 10/1/2023	35,000	38,526

Series 2017B, Rev., 5.00%, 10/1/2023	75,000	82,557

State of Ohio, Capital Facilities Lease Appropriation Cultural and Sports Facilities Building Fund Projects

Series 2013A, Rev., 5.00%, 4/1/2022	25,000	25,709

Series 2019A, Rev., 5.00%, 4/1/2022	105,000	107,976

Series 2016A, Rev., 5.00%, 10/1/2023	50,000	55,038

State of Ohio, Capital Facilities Lease Appropriation Mental Health Facilities Improvement Fund Projects

Rev., 5.00%, 2/1/2022	130,000	132,628

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Ohio — continued

Series 2016A, Rev., 5.00%, 6/1/2022	25,000	25,912

Rev., 5.00%, 6/1/2023	50,000	54,235

Series 2016A, Rev., 5.00%, 6/1/2023	50,000	54,235

Series 2015A, Rev., 5.00%, 2/1/2024	170,000	189,781

State of Ohio, Capital Facilities Lease Appropriation Park and Recreation Improvement Fund Projects

Series 2015A, Rev., 5.00%, 2/1/2022	85,000	86,718

Series 2016B, Rev., 4.00%, 8/1/2022	140,000	144,963

Series 2020A, Rev., 5.00%, 12/1/2022	135,000	143,195

State of Ohio, Capital Facilities Lease Appropriation Transportation Building Fund Projects

Series 2013A, Rev., 5.00%, 1/15/2022	230,000	234,124

Series 2018A, Rev., 5.00%, 4/1/2022	25,000	25,709

State of Ohio, Capital Facilities Lease Appropriation, Administrative Building Fund Projects

Series 2012A, Rev., 4.00%, 4/1/2022	35,000	35,789

Series 2019A, Rev., 5.00%, 10/1/2022	85,000	89,477

State of Ohio, Capital Facilities Lease Appropriation, Cultural and Sports Facilities Building Fund Projects

Series 2016A, Rev., 5.00%, 10/1/2021	20,000	20,079

Series 2017A, Rev., 5.00%, 10/1/2022	25,000	26,317

State of Ohio, Capital Facilities Lease Appropriation, Parks and Recreation Improvement Fund Projects

Series 2016C, Rev., 4.00%, 12/1/2021	190,000	191,845

Series 2018A, Rev., 5.00%, 12/1/2021	105,000	106,279

State of Ohio, Cleveland Clinic Health System Obligated Group Series 2017A, Rev., 5.00%, 1/1/2022	25,000	25,405

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	339

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Ohio — continued

State of Ohio, Common Schools

Series 2011B, GO, 4.00%, 9/15/2021	130,000	130,184

Series 2010A, GO, 5.00%, 9/15/2021	205,000	205,365

Series 2011A, GO, 5.00%, 9/15/2021	70,000	70,125

Series 2011C, GO, 5.00%, 9/15/2021	60,000	60,107

Series 2012A, GO, 5.00%, 9/15/2021	130,000	130,231

Series 2012B, GO, 5.00%, 9/15/2021 (b)	25,000	25,044

Series 2012C, GO, 5.00%, 9/15/2021	75,000	75,134

Series 2013A, GO, 5.00%, 9/15/2021	205,000	205,365

Series 2014A, GO, 5.00%, 9/15/2021	175,000	175,312

Series 2013B, GO, 5.00%, 6/15/2022	50,000	51,934

Series 2015B, GO, 5.00%, 6/15/2022 (b)	460,000	477,669

Series 2010C, GO, 4.25%, 9/15/2022	110,000	114,750

Series 2012A, GO, 5.00%, 9/15/2022	115,000	120,859

Series 2012C, GO, 5.00%, 9/15/2022	30,000	31,528

Series 2013A, GO, 5.00%, 9/15/2022	105,000	110,349

Series 2016A, GO, 5.00%, 12/15/2022	100,000	106,312

State of Ohio, Conservation Project

Series 2011A, GO, 5.00%, 9/1/2021	60,000	60,000

Series 2015A, GO, 5.00%, 9/1/2022	40,000	41,962

State of Ohio, Department of Administrative Services Enterprise Data Center Solutions Project

COP, 5.00%, 9/1/2021	75,000	75,000

COP, 5.00%, 9/1/2022	125,000	131,105

COP, 5.00%, 9/1/2023	100,000	109,684

State of Ohio, Department of Administrative Services, Administrative Knowledge System and Enterprise Data Center Solutions Project COP, 5.00%, 9/1/2022	230,000	241,234

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Ohio — continued

State of Ohio, Department of Administrative Services, Multi-Agency Radio Communication System Project COP, 5.00%, 9/1/2021 (b)	225,000	225,000

State of Ohio, Higher Education

Series 2018A, GO, 5.00%, 2/1/2022	45,000	45,917

Series 2014A, GO, 5.00%, 5/1/2022 (b)	25,000	25,813

Series 2011B, GO, 5.00%, 8/1/2022	30,000	31,348

Series 2015C, GO, 5.00%, 11/1/2022	40,000	42,287

Series 2014A, GO, 4.00%, 5/1/2024	50,000	55,070

State of Ohio, Highway Capital Improvements Series T, GO, 5.00%, 11/1/2021	105,000	105,850

State of Ohio, Infrastructure Improvement

Series 2016B, GO, 3.00%, 9/1/2021	120,000	120,000

Series 2013A, GO, 3.00%, 2/1/2022	50,000	50,606

Series 2020C, GO, 4.00%, 3/1/2022	30,000	30,585

Series 2014A, GO, 5.00%, 3/1/2022 (b)	120,000	122,922

Series 2015A, GO, 5.00%, 9/1/2022	25,000	26,226

Series 2015B, GO, 5.00%, 9/1/2022	25,000	26,226

Series 2015B, GO, 5.00%, 9/1/2023	25,000	27,432

Series 2017B, GO, 5.00%, 9/1/2025	30,000	35,581

State of Ohio, Major New Infrastructure Project

Series 2012-1, Rev., 4.00%, 12/15/2021	110,000	111,236

Series 2019-1, Rev., 4.00%, 12/15/2021	65,000	65,730

Rev., 5.00%, 12/15/2021	75,000	76,057

Series 2012-1, Rev., 5.00%, 12/15/2021	45,000	45,634

Series 2016-1, Rev., 5.00%, 12/15/2021	50,000	50,705

Series 2012-1, Rev., 5.00%, 6/15/2022 (b)	105,000	108,991

Rev., 5.00%, 12/15/2022	40,000	42,503

Series 2016-1, Rev., 5.00%, 12/15/2022	50,000	53,129

Series 2018-1, Rev., 5.00%, 12/15/2022	135,000	143,448

Series 2019-1, Rev., 5.00%, 12/15/2022	125,000	132,823

Series 2014-1A, Rev., 5.00%, 12/15/2023	40,000	44,416

SEE NOTES TO FINANCIAL STATEMENTS.

340	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Ohio — continued

Series 2016-1, Rev., 5.00%, 12/15/2023	25,000	27,760

Series 2018-1, Rev., 5.00%, 12/15/2023	70,000	77,728

State of Ohio, Natural Resources

Series P, GO, 3.00%, 10/1/2021	70,000	70,165

Series Q, GO, 4.00%, 4/1/2022	50,000	51,139

Series T, GO, 5.00%, 4/1/2022 (b)	30,000	30,853

State of Ohio, Third Frontier Research and Development, Tax-Exempt GO, 4.00%, 11/1/2022	60,000	62,733

State of Ohio, Treasury Management System Project Series 2014A, COP, 5.00%, 9/1/2021	30,000	30,000

State of Ohio, University Hospitals Health System, Inc.

Series B, Rev., VRDO, 0.09%, 9/7/2021 (c)	5,500,000	5,500,000

Series 2013A, Rev., 4.00%, 1/15/2025	220,000	230,793

Series 2013A, Rev., 4.13%, 1/15/2026	95,000	99,671

Strongsville City School District, Unlimited Tax Improvement GO, 4.00%, 12/1/2022	45,000	47,183

Sylvania City School District, School Improvement, Unlimited Tax

GO, 5.00%, 12/1/2021	25,000	25,295

GO, 2.25%, 12/1/2022	25,000	25,626

Tender Option Bond Trust Receipts/Certificates

Series C, Rev., VRDO, LIQ: Citibank NA, 0.09%, 9/10/2021 (c) (f)	4,000,000	4,000,000

Series 2018-XF2703, GO, VRDO, LIQ: Barclays Bank plc, 0.10%, 9/10/2021 (c) (f)	4,000,000	4,000,000

Toledo City School District, School Facilities Improvement GO, 5.00%, 12/1/2023 (b)	20,000	22,170

Township of Sylvania, Various Purpose Improvement GO, 2.00%, 12/1/2021	50,000	50,071

University of Akron (The), General Receipts

Series 2015A, Rev., 5.00%, 1/1/2022	100,000	101,564

Series 2015A, Rev., 5.00%, 1/1/2023	125,000	132,778

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Ohio — continued

University of Cincinnati, General Receipts

Series 2012A, Rev., 5.00%, 6/1/2022 (b)	70,000	72,556

Series 2013C, Rev., 5.00%, 12/1/2023 (b)	235,000	260,503

Village of Bluffton, Ohio Hospital Facilities, Blanchard Valley Health System Rev., 5.00%, 12/1/2021	245,000	247,885

Village of Hebron, Water System Mortgage, Green Bond Rev., 5.00%, 12/1/2022	95,000	100,312

Westerville City School District, Unlimited Tax

GO, 4.00%, 12/1/2021	95,000	95,920

GO, 4.00%, 12/1/2022	25,000	26,216

Westlake City School District, Unlimited Tax GO, 4.00%, 12/1/2022	30,000	30,289

Willoughby-Eastlake City School District, School Improvement, Unlimited Tax GO, 2.00%, 12/1/2021	25,000	25,107

Worthington City School District, School Facilities Construction and Improvement, Unlimited Tax

Series 2019A, GO, 4.00%, 12/1/2021	155,000	156,501

GO, 4.00%, 12/1/2022	60,000	62,918

Total Ohio		61,778,797

Oklahoma — 0.7%

Canadian County Educational Facilities Authority, Mustang Public Schools Project

Rev., 4.00%, 9/1/2021	420,000	420,000

Rev., 4.00%, 9/1/2024	1,100,000	1,220,559

Rev., 4.00%, 9/1/2025	1,175,000	1,340,911

Canadian County Independent School District No. 27 Yukon GO, 3.00%, 10/1/2021	75,000	75,168

Canadian County Independent School District No. 69 Mustang

GO, 3.00%, 4/1/2022	45,000	45,740

GO, 2.00%, 6/1/2023	45,000	46,417

City of Norman

GO, 4.00%, 6/1/2022	100,000	102,885

Series 2016A, GO, 5.00%, 6/1/2022	100,000	103,631

GO, 4.00%, 6/1/2023	60,000	64,013

City of Oklahoma City

GO, 3.00%, 3/1/2022	95,000	96,382

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	341

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Oklahoma — continued

GO, 5.00%, 3/1/2022	90,000	92,203

Cleveland County Educational Facilities Authority, Lexington Public Schools Project Rev., 4.00%, 9/1/2022	125,000	129,783

Cleveland County Educational Facilities Authority, Moore Public Schools Project Rev., 5.00%, 6/1/2023	45,000	48,795

Cleveland County Educational Facilities Authority, Norman Public Schools Project

Rev., 5.00%, 6/1/2022	240,000	248,678

Rev., 5.00%, 6/1/2024	450,000	507,719

Rev., 5.00%, 6/1/2025	150,000	175,298

Cleveland County Independent School District No. 2 Moore, Combined Purpose

GO, 2.00%, 3/1/2022	115,000	116,060

GO, 3.50%, 3/1/2023	25,000	26,246

Cleveland County Independent School District No. 29 Norman, Combined Purpose

GO, 3.00%, 3/1/2022	70,000	71,000

Series 2019B, GO, 2.00%, 5/1/2022	25,000	25,311

Comanche County Independent School District No. 8 Lawton, Combined Purpose Series 2019A, GO, 2.00%, 3/1/2022	25,000	25,227

Grand River Dam Authority

Series 2016A, Rev., 5.00%, 6/1/2022	195,000	202,126

Series 2016A, Rev., 5.00%, 6/1/2023	25,000	27,122

McClain County Economic Development Authority, Educational Facilities, Blanchard Public Schools Project

Rev., 4.00%, 9/1/2021	35,000	35,000

Rev., 4.00%, 9/1/2022	285,000	295,380

Oklahoma Capitol Improvement Authority Series 2014A, Rev., 5.00%, 7/1/2023	20,000	21,774

Oklahoma Capitol Improvement Authority, Department of Transportation Project

Series 2020B, Rev., 5.00%, 7/1/2022	40,000	41,621

Series 2020A, Rev., 5.00%, 7/1/2023	100,000	108,868

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Oklahoma — continued

Oklahoma Capitol Improvement Authority, Office of Juvenile Affairs Project Series 2019B, Rev., 5.00%, 7/1/2023	20,000	21,774

Oklahoma Capitol Improvement Authority, Oklahoma Conservation Commission Project Series 2019A, Rev., 5.00%, 7/1/2022	40,000	41,621

Oklahoma Capitol Improvement Authority, Oklahoma Department of Transportation Project

Rev., 5.00%, 7/1/2022	330,000	343,373

Rev., 5.00%, 7/1/2025	140,000	164,545

Oklahoma Capitol Improvement Authority, State Highway, Capital Improvement Rev., 5.00%, 10/1/2021 (b)	25,000	25,099

Oklahoma City Public Property Authority, Hotel Tax Rev., 5.00%, 10/1/2021	65,000	65,252

Oklahoma County Finance Authority, Educational Facilities, Bethany Public Schools Project Rev., 4.00%, 9/1/2021	75,000	75,000

Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project

Rev., 5.00%, 10/1/2022	230,000	241,830

Rev., 5.00%, 10/1/2025	30,000	35,309

Oklahoma County Finance Authority, Western Heights Public Schools Project Series 2018A, Rev., 5.00%, 9/1/2024	200,000	226,852

Oklahoma County Independent School District No. 12 Edmond GO, 2.00%, 8/1/2022	40,000	40,687

Oklahoma County Independent School District No. 12 Edmond, Combined Purpose

GO, 2.00%, 3/1/2022	95,000	95,890

GO, 3.00%, 3/1/2022	125,000	126,793

Oklahoma County Independent School District No. 89 Oklahoma City Series 2020A, GO, 2.50%, 7/1/2023	50,000	52,140

Oklahoma County Independent School District No. 89 Oklahoma City, Combined Purpose

Series 2017C, GO, 3.00%, 7/1/2022	80,000	81,907

Series 2019A, GO, 3.00%, 7/1/2023	95,000	99,935

SEE NOTES TO FINANCIAL STATEMENTS.

342	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Oklahoma — continued

Oklahoma Department of Transportation

Series 2018A, Rev., GAN, 5.00%, 9/1/2021	110,000	110,000

Series 2018A, Rev., GAN, 5.00%, 9/1/2022	20,000	20,969

Oklahoma Development Finance Authority, Health System, Integris Obligated Group Series 2015A, Rev., 5.00%, 8/15/2022	80,000	83,584

Oklahoma Development Finance Authority, St. John Health System Rev., 5.00%, 2/15/2022 (b)	135,000	137,962

Oklahoma Development Finance Authority, State System of Higher Education Master Real Property Lease Series 2014C, Rev., 5.00%, 6/1/2024	145,000	163,598

Oklahoma Development Finance Authority, System of Higher Education, Master Equipment Lease Series 2014A, Rev., 3.00%, 6/1/2022	25,000	25,534

Oklahoma Development Finance Authority, System of Higher Education, Master Real Property

Series 2013A, Rev., 3.00%, 6/1/2022	5,000	5,107

Series 2020A, Rev., 4.00%, 6/1/2022	500,000	514,423

Series 2020A, Rev., 4.00%, 6/1/2023	260,000	277,393

Series 2020A, Rev., 4.00%, 6/1/2024	895,000	982,742

Oklahoma Housing Finance Agency, Deer Park and Apple Run Apartments Rev., 1.60%, 1/1/2022 (c)	630,000	633,055

Oklahoma Municipal Power Authority

Series 2014B, Rev., 5.00%, 1/1/2022	130,000	132,090

Series 2019A, Rev., 5.00%, 1/1/2022	370,000	375,950

Series 2013B, Rev., 5.00%, 1/1/2023 (b)	80,000	85,122

Series 2019A, Rev., 5.00%, 1/1/2023	460,000	489,643

Series B, Rev., 5.00%, 1/1/2023	20,000	21,289

Series 2014B, Rev., 5.00%, 1/1/2025	120,000	138,160

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Oklahoma — continued

Oklahoma Turnpike Authority, Second Senior Series 2017C, Rev., 5.00%, 1/3/2022 (b)	585,000	594,630

Oklahoma Water Resources Board, Master Trust

Rev., 5.00%, 4/1/2022	50,000	51,420

Series 2012B, Rev., 5.00%, 4/1/2022 (b)	25,000	25,711

Oklahoma Water Resources Board, Student Loan Program Series 2020A, Rev., 4.00%, 10/1/2023	60,000	64,826

Pontotoc County Educational Facilities Authority Rev., 5.00%, 9/1/2022	75,000	78,462

Sallisaw Municipal Authority Rev., 3.00%, 1/1/2023	25,000	25,896

Sapulpa Municipal Authority Rev., AGM, 4.00%, 7/1/2022 (b)	200,000	206,371

Tulsa County Independent School District No. 1, Combined Purpose

Series 2017A, GO, 3.00%, 3/1/2022	25,000	25,357

Series 2019B, GO, 2.00%, 8/1/2022	180,000	183,077

Series 2018B, GO, 3.00%, 8/1/2023	35,000	36,885

Tulsa County Independent School District No. 3 Broken Arrow, Combined Purpose GO, 3.00%, 4/1/2022	35,000	35,590

Tulsa County Independent School District No. 5, Jenks Public Schools, Combined Purpose GO, 4.00%, 6/1/2022	25,000	25,729

Tulsa County Independent School District No. 9, Union Board of Education Building

GO, 1.00%, 4/1/2022	75,000	75,394

GO, 2.00%, 4/1/2022	25,000	25,276

Tulsa County Industrial Authority Educational Facilities Lease, Broken Arrow Public Schools Project

Rev., 3.00%, 9/1/2022	50,000	51,430

Rev., 4.00%, 9/1/2022	285,000	295,993

Rev., 5.00%, 9/1/2022	25,000	26,213

Rev., 5.00%, 9/1/2023	60,000	65,747

Rev., 5.00%, 9/1/2025	35,000	38,264

Tulsa County Industrial Authority Educational Facilities Lease, Jenks Public Schools Project

Rev., 5.00%, 9/1/2021	225,000	225,000

Rev., 5.00%, 9/1/2022	55,000	57,669

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	343

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Oklahoma — continued

Rev., 5.00%, 9/1/2023	75,000	82,184

Rev., 3.00%, 9/1/2024	300,000	324,407

Tulsa County Industrial Authority, Owasso Public School Project Rev., 5.00%, 9/1/2021	90,000	90,000

Tulsa Metropolitan Utility Authority

Rev., 3.00%, 10/1/2021	25,000	25,059

Series 2016C, Rev., 5.00%, 10/1/2021	115,000	115,456

Series 2019A, Rev., 5.00%, 4/1/2022	35,000	35,998

Series 2020A, Rev., 1.00%, 7/1/2022	35,000	35,265

Tulsa Public Facilities Authority, Capital Improvement

Rev., 5.00%, 6/1/2022	280,000	290,167

Rev., 3.00%, 6/1/2023	110,000	115,440

Rev., 5.00%, 6/1/2023	275,000	298,192

Rev., 5.00%, 6/1/2024	120,000	135,462

University of Oklahoma (The)

Series 2014C, Rev., 5.00%, 7/1/2022	100,000	104,053

Series 2016A, Rev., 5.00%, 7/1/2022	35,000	36,418

Series 2016A, Rev., 5.00%, 7/1/2023	250,000	272,170

University of Oklahoma (The), Tax Exempt Series 2013A, Rev., 2.00%, 7/1/2022	20,000	20,312

Wagoner County School Development Authority, Wagoner Public Schools Project Rev., 4.00%, 9/1/2021	30,000	30,000

Total Oklahoma		15,874,068

Oregon — 0.8%

City of Beaverton Series 2020A, Rev., 5.00%, 6/1/2023	30,000	32,502

City of Bend, Bridge Creek Project

Rev., 5.00%, 9/1/2021	45,000	47,761

Rev., 5.00%, 12/1/2021	50,000	50,609

City of Eugene, Electric Utility System Rev., 4.00%, 8/1/2024	140,000	144,858

City of Hermiston, Water & Sewer System Rev., AGM, 4.00%, 11/1/2021	25,000	25,157

City of Lake Oswego Series 2015A, GO, 5.00%, 6/1/2022	35,000	36,287

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Oregon — continued

City of Medford, Limited Tax GO, 5.00%, 7/15/2022	25,000	26,058

City of Portland, 4th and Montgomery and Streetcar Projects GO, 5.00%, 2/1/2022	50,000	51,019

City of Portland, Limited Tax, Green Bonds-Lighting Efficiency Project GO, 5.00%, 4/1/2022	75,000	77,144

City of Portland, Limited Tax, Sellwood Bridge and Archives Space Projects GO, 5.00%, 4/1/2022	20,000	20,572

City of Portland, Sewer System, First Lien

Series A, Rev., 5.00%, 10/1/2021	125,000	125,496

Series 2016A, Rev., 5.00%, 6/15/2022	35,000	36,351

Series 2014A, Rev., 5.00%, 10/1/2022	35,000	36,855

City of Portland, Sewer System, Second Lien

Series 2013A, Rev., 5.00%, 10/1/2021	50,000	50,198

Series 2019A, Rev., 5.00%, 3/1/2022	25,000	25,611

Series 2019A, Rev., 5.00%, 5/1/2022	135,000	139,403

Series 2016B, Rev., 5.00%, 6/15/2022	380,000	394,669

Series 2016B, Rev., 5.00%, 6/15/2023	40,000	43,462

City of Portland, Water System, First Lien Series 2012A, Rev., 3.00%, 4/1/2022	25,000	25,424

City of Portland, Water System, Second Lien

Series 2013A, Rev., 4.00%, 10/1/2021	50,000	50,158

Rev., 5.00%, 10/1/2022	50,000	52,650

Clackamas County School District No. 7J Lake Oswego

GO, AGM, 5.25%, 6/1/2022	55,000	57,125

GO, AGM, 5.25%, 6/1/2023	80,000	87,170

Clackamas County Service District No. 1

Rev., 5.00%, 12/1/2021	70,000	70,853

Rev., 5.00%, 12/1/2022	35,000	37,147

County of Deschutes GO, 4.00%, 12/1/2022	45,000	45,436

County of Multnomah, Full Faith and Credit GO, 5.00%, 6/1/2022	25,000	25,919

SEE NOTES TO FINANCIAL STATEMENTS.

344	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Oregon — continued

County of Yamhill, Linfield University Project

Rev., 4.00%, 10/1/2021	165,000	165,460

Rev., 4.00%, 10/1/2022	250,000	259,303

Deschutes County Administrative School District No. 1 Bend-La Pine GO, 5.00%, 6/15/2022	25,000	25,965

Hillsboro School District No. 1J GO, 4.00%, 9/1/2021 (b)	25,000	25,764

Hood River County School District GO, 4.00%, 6/15/2022	30,000	30,913

Hospital Facilities Authority of Multnomah County Oregon, Adventist Health System Rev., 5.00%, 3/1/2025 (c)	205,000	231,018

Jackson County School District No. 549C Medford GO, 5.00%, 12/15/2021	25,000	25,349

Klamath Falls City Schools Series 2015A, GO, 5.00%, 6/15/2023	30,000	32,557

Lane County School District No. 4J Eugene GO, 5.00%, 6/15/2022	25,000	25,967

Metro Series 2012A, GO, 5.00%, 6/1/2022	25,000	25,919

Metro, Oregon Convention Center Hotel Project Rev., 5.00%, 6/15/2025	20,000	23,437

Metropolitan Wastewater Management Commission Rev., 5.00%, 11/1/2021	50,000	50,404

Multnomah County School District No. 1 Portland

GO, 5.00%, 6/15/2022	20,000	20,774

Series 2013B, GO, 5.00%, 6/15/2022	35,000	36,354

Oregon Health and Science University

Series 2012E, Rev., 4.00%, 7/1/2022 (b)	295,000	304,524

Series 2012A, Rev., 5.00%, 7/1/2022	50,000	52,000

Series 2012E, Rev., 5.00%, 7/1/2022 (b)	200,000	208,117

Series 2012A, Rev., 5.00%, 7/1/2023	100,000	103,906

Series 2012A, Rev., 5.00%, 7/1/2026	40,000	41,517

Oregon State Facilities Authority, Legacy Health Project Series 2016A, Rev., 5.00%, 6/1/2022	180,000	186,467

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Oregon — continued

Oregon State Facilities Authority, Providence Health and Services

Series 2013A, Rev., 5.00%, 10/1/2021	40,000	40,158

Series 2013A, Rev., 5.00%, 10/1/2022	85,000	89,496

Oregon State Lottery

Series 2016-XF2290, Rev., VRDO, LIQ: Citibank NA, 0.08%, 9/9/2021 (c) (f)	8,000,000	8,000,000

Series 2014C, Rev., 5.00%, 9/10/2021	145,000	149,136

Series 2013A, Rev., 5.00%, 4/1/2022	115,000	118,280

Series 2014B, Rev., 5.00%, 4/1/2022	85,000	87,424

Series 2015C, Rev., 5.00%, 4/1/2022	25,000	25,713

Series A, Rev., 5.00%, 4/1/2022	30,000	30,856

Series C, Rev., 5.00%, 4/1/2022	40,000	41,141

Portland Community College District GO, 5.00%, 6/15/2022	145,000	150,609

Salem Hospital Facility Authority, Salem Health Project Series 2019A, Rev., 4.00%, 5/15/2022	165,000	169,418

State of Oregon

Series P, GO, 4.00%, 11/1/2021 (b)	20,000	20,128

Series L, GO, 5.00%, 11/1/2021	45,000	45,363

Series 2011N, GO, 5.00%, 12/1/2021	20,000	20,243

Series 2012K, GO, 5.00%, 5/1/2022	25,000	25,815

Series 2013F, GO, 5.00%, 5/1/2022	35,000	36,141

Series 2015F, GO, 5.00%, 5/1/2022	25,000	25,815

Series C, GO, 3.00%, 8/1/2022 (b)	50,000	51,306

Series I, GO, 5.00%, 8/1/2022	75,000	78,365

State of Oregon Department of Transportation

Series 2017C, Rev., 5.00%, 11/15/2021	30,000	30,300

Series 2012A, Rev., 5.00%, 11/15/2022 (b)	30,000	31,759

State of Oregon, Article XI-M and XI-N Seismic Projects Series 2021E, GO, 5.00%, 6/1/2022	30,000	31,101

State of Oregon, Article XI-M Seismic Projects Series 2017C, GO, 5.00%, 6/1/2022	20,000	20,734

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	345

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Oregon — continued

State of Oregon, Article XI-Q State Projects

Series 2019M, GO, 5.00%, 11/1/2021	45,000	45,363

Series 2017A, GO, 5.00%, 5/1/2022	100,000	103,261

Series 2017A, GO, 5.00%, 5/1/2023	25,000	27,031

Series 2019A, GO, 5.00%, 5/1/2023	45,000	48,656

State of Oregon, Department of Transportation Highway User Senior Lien

Series 2013A, Rev., 5.00%, 11/15/2021	170,000	171,702

Series 2014A, Rev., 5.00%, 11/15/2021	60,000	60,601

Series 2017A, Rev., 5.00%, 11/15/2021	70,000	70,701

Series 2014A, Rev., 4.00%, 11/15/2022	25,000	26,179

Series 2012A, Rev., 5.00%, 11/15/2022 (b)	55,000	58,225

Series 2014A, Rev., 5.00%, 11/15/2022	20,000	21,184

Series A, Rev., 5.00%, 11/15/2022	20,000	21,179

State of Oregon, Housing and Community Services Department, Sha Rad Group II Apartment Projects Rev., 1.45%, 9/10/2021 (c)	460,000	464,720

State of Oregon, Housing and Community Services Department, Single-Family Mortgage Program

Series 2020A, Rev., 0.88%, 1/1/2024	405,000	408,017

Series 2014A, Rev., 3.00%, 1/1/2024	235,000	246,674

Series 2020A, Rev., 0.90%, 7/1/2024	550,000	554,893

State of Oregon, Variable Rate Veterans Welfare Series 2020K, GO, 0.50%, 6/1/2022	55,000	55,129

Tri-County Metropolitan Transportation District of Oregon Series 2018A, Rev., 5.00%, 10/1/2022	35,000	36,820

Tri-County Metropolitan Transportation District of Oregon, Senior Lien Payroll Tax Series 2018A, Rev., 5.00%, 9/1/2021	25,000	25,000

Tri-County Metropolitan Transportation District of Oregon, Tax Exempt

Series A, Rev., 4.00%, 10/1/2021	25,000	25,077

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Oregon — continued

Series 2011A, Rev., 5.00%, 10/1/2021 (b)	500,000	501,949

Series A, Rev., 5.00%, 10/1/2021 (b)	30,000	30,117

Series 2017A, Rev., 5.00%, 10/1/2022	520,000	547,036

Tualatin Hills Park and Recreation District GO, 5.00%, 6/1/2022	25,000	25,919

Washington and Clackamas Counties School District No. 23J Tigard GO, NATL-RE, 5.00%, 6/15/2022	85,000	88,288

Washington and Multnomah Counties School District No. 48J Beaverton GO, 5.00%, 6/15/2022	335,000	347,959

Washington County Clean Water Services, Senior Lien Rev., 5.00%, 10/1/2022	25,000	26,322

Washington County Clean Water Services, Senior Lien Sewer

Series 2011A, Rev., 5.00%, 10/1/2021 (b)	120,000	120,473

Series 2011B, Rev., 5.00%, 10/1/2021 (b)	25,000	25,099

Total Oregon		17,194,484

Pennsylvania — 3.8%

Abington School District, Federally Tax Exempt Series 2021AA, GO, 3.00%, 9/15/2021	100,000	100,105

Albert Gallatin Area School District Series 2018B, GO, AGM, 4.00%, 9/1/2021	25,000	25,000

Allegheny County Higher Education Building Authority, Carnegie Mellon University Series 2012A, Rev., 5.00%, 3/1/2024	30,000	30,709

Allegheny County Higher Education Building Authority, Duquesne University Series 2014A, Rev., 5.00%, 3/1/2022	20,000	20,466

Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group Series 2018A, Rev., 5.00%, 4/1/2022	100,000	102,763

Allegheny County Hospital Development Authority, Pittsburgh Medical Center

Series 2011A, Rev., 5.00%, 10/15/2021	405,000	407,361

Series 2021B, Rev., 5.00%, 10/15/2021	425,000	427,492

SEE NOTES TO FINANCIAL STATEMENTS.

346	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Pennsylvania — continued

Series 2019A, Rev., 5.00%, 7/15/2022	450,000	469,168

Series 2021B, Rev., 5.00%, 10/15/2022	175,000	184,586

Series 1997B, Rev., NATL-RE, 6.00%, 7/1/2023	190,000	210,136

Series 2021B, Rev., 5.00%, 10/15/2023	950,000	1,044,680

Series 2021B, Rev., 5.00%, 10/15/2024	705,000	807,414

Rev., 5.00%, 7/15/2025	110,000	129,320

Series 2021B, Rev., 5.00%, 10/15/2025	740,000	877,350

Allegheny County Sanitary Authority, Sewer

Rev., 5.00%, 12/1/2021	615,000	622,367

Rev., 5.00%, 12/1/2022	250,000	265,047

Allegheny-Clarion Valley School District GO, AGM, 4.00%, 3/15/2023	190,000	200,745

Bensalem Township School District GO, 5.00%, 8/15/2022	50,000	52,289

Bethel Park School District GO, 5.00%, 8/1/2022	90,000	93,952

Bethlehem Area School District

GO, 5.00%, 10/15/2022	75,000	79,073

Series 2016A, GO, AGM, 5.00%, 2/1/2024	125,000	139,449

Bethlehem Authority Rev., GTD, 5.00%, 11/15/2021	20,000	20,196

Borough of Columbia GO, 3.00%, 6/15/2022 (b)	50,000	51,123

Borough of Franklin Park

GO, 2.00%, 9/1/2021	100,000	100,000

GO, 4.00%, 9/1/2023	40,000	42,984

Borough of Steelton GO, AGM, 2.00%, 12/1/2022 (b)	200,000	204,330

Borough of West Chester GO, 4.00%, 11/15/2022	25,000	26,105

Borough of West Reading GO, AGM, 2.00%, 10/1/2021	65,000	65,095

Boyertown Area School District GO, 2.00%, 10/1/2022	200,000	203,903

Bristol Township School District GO, 5.00%, 6/1/2022	25,000	25,869

Bucks County Water & Sewer Authority, Sewer System

Rev., AGM, 3.50%, 12/1/2021 (b)	50,000	50,417

Rev., 2.75%, 6/1/2022	25,000	25,471

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Pennsylvania — continued

Bucks County Water & Sewer Authority, Water System Rev., AGM, 5.00%, 12/1/2021 (b)	95,000	96,150

Butler Area Sewer Authority

Rev., 5.00%, 7/1/2022	20,000	20,790

Series 2020A, Rev., 5.00%, 7/1/2022	505,000	524,945

Carlisle Area School District, Limited Tax GO, 3.00%, 9/1/2024	25,000	26,979

Central Bradford Progress Authority, Guthrie Healthcare System Rev., 4.00%, 12/1/2021	380,000	383,547

Central Bucks School District GO, FGIC, NATL-RE, 5.00%, 5/15/2022 (b)	35,000	36,204

Central Dauphin School District Series 2016A, GO, 5.00%, 11/15/2021	50,000	50,489

Central York School District GO, 4.00%, 11/15/2022	90,000	94,111

Centre County Hospital Authority, Mount Nittany Medical Center Project Rev., 6.00%, 11/15/2021 (b)	200,000	202,383

Chartiers Valley School District

Series 2015A, GO, 5.00%, 10/15/2021	75,000	75,432

Series A, GO, 5.00%, 10/15/2022	100,000	105,373

Cheltenham Township School District

GO, 4.00%, 2/15/2022	25,000	25,432

Series 2021A, GO, 2.00%, 9/15/2022	20,000	20,375

Series 2019A, GO, 4.00%, 2/15/2025	20,000	22,478

Chester County Health and Education Facilities Authority, Main Line Health System Series 2020B, Rev., 5.00%, 6/1/2022	20,000	20,711

Chester Water Authority Rev., 5.00%, 12/1/2021	30,000	30,365

City of New Castle GO, AGM, 3.00%, 11/1/2022	25,000	25,699

City of Philadelphia

Series 2019B, GO, 5.00%, 2/1/2022	25,000	25,507

Series 2014A, GO, 5.00%, 7/15/2022	100,000	104,260

GO, 5.00%, 8/1/2022	25,000	26,119

Series 2017A, GO, 5.00%, 8/1/2022	45,000	47,015

Series 2019B, GO, 5.00%, 2/1/2023	55,000	58,796

Series 2014A, GO, 5.00%, 1/15/2024 (b)	100,000	111,315

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	347

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Pennsylvania — continued

City of Philadelphia, Airport System Series 2017A, Rev., 5.00%, 7/1/2022	80,000	83,221

City of Philadelphia, Water and Wastewater System

Series 2018A, Rev., 5.00%, 10/1/2021	50,000	50,198

Series 2013A, Rev., 5.00%, 1/1/2022	140,000	142,270

Series 2015B, Rev., 5.00%, 7/1/2022	140,000	145,697

Rev., 5.00%, 11/1/2022 (b)	70,000	73,929

Series 2013A, Rev., 5.00%, 1/1/2023	135,000	143,775

City of Pittsburgh

GO, 3.00%, 9/1/2021	110,000	110,000

Series 2012A, GO, 5.00%, 9/1/2022 (b)	145,000	152,007

Series 2012B, GO, 5.00%, 9/1/2022 (b)	110,000	115,348

GO, 4.00%, 9/1/2023	175,000	187,873

GO, 5.00%, 9/1/2025	100,000	117,124

Colonial School District Series 2017B, GO, 4.00%, 5/15/2022	45,000	46,205

Commonwealth Financing Authority, Tax-Exempt

Series B, Rev., 5.00%, 6/1/2022 (b)	85,000	88,104

Series B-1, Rev., 5.00%, 6/1/2022	50,000	51,823

Series B-1, Rev., 5.00%, 6/1/2024	200,000	226,183

Commonwealth Financing Authority, Tobacco Master Settlement Payment

Rev., 5.00%, 6/1/2022	1,000,000	1,035,773

Rev., 5.00%, 6/1/2023	520,000	562,802

Rev., 5.00%, 6/1/2024	415,000	467,497

Rev., 5.00%, 6/1/2025	40,000	46,665

Rev., 5.00%, 6/1/2026	250,000	301,003

Commonwealth of Pennsylvania

Series 2016-1, GO, 5.00%, 9/15/2021	75,000	75,134

Series 2016-2, GO, 5.00%, 9/15/2021	190,000	190,339

Series 2013-2, GO, 5.00%, 10/15/2021	70,000	70,413

Series 2011, GO, 5.00%, 11/15/2021 (b)	1,040,000	1,050,337

Series 2016-2, GO, 5.00%, 1/15/2022	410,000	417,476

GO, 5.00%, 3/1/2022	75,000	76,840

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Pennsylvania — continued

Series 2013, GO, 5.00%, 4/1/2022	660,000	678,903

Series 2012, GO, 4.00%, 6/1/2022 (b)	185,000	190,373

Series 2012, GO, 5.00%, 6/1/2022 (b)	825,000	855,123

Series 2012, GO, AGM-CR, 5.00%, 6/1/2022 (b)	50,000	51,826

Series 2014-1, GO, 5.00%, 6/15/2022	200,000	207,753

GO, 5.00%, 7/1/2022	305,000	317,490

Series 2011, GO, 5.00%, 7/1/2022	135,000	140,529

Series 2012-1, GO, 5.00%, 7/1/2022	535,000	556,910

Series 2018A, COP, 5.00%, 7/1/2022	25,000	25,949

GO, 5.00%, 7/15/2022	75,000	78,215

GO, AGM-CR, 5.00%, 8/15/2022	75,000	78,515

Series 2015-1, GO, 5.00%, 8/15/2022	210,000	219,842

GO, 5.00%, 9/15/2022	130,000	136,623

Series 2013-2, GO, 5.00%, 10/15/2022	135,000	142,426

Series 2017-1, GO, 5.00%, 1/1/2023	490,000	521,917

Series 2016-2, GO, 5.00%, 1/15/2023	175,000	186,729

GO, 5.00%, 3/15/2023	135,000	145,136

Series 2014-1, GO, 5.00%, 6/15/2023	45,000	48,920

Series 2015-1, GO, 5.00%, 8/15/2023	145,000	158,793

GO, 5.00%, 1/1/2024	35,000	38,902

Series 2014-1, GO, 5.00%, 6/15/2024	40,000	45,296

GO, 5.00%, 7/1/2024	25,000	28,360

GO, 5.00%, 10/15/2024	50,000	55,152

Series 2018A, COP, 5.00%, 7/1/2025	100,000	115,999

GO, 5.00%, 9/15/2026	20,000	24,475

Conestoga Valley School District GO, 4.00%, 2/1/2022	25,000	25,397

Conewago Valley School District GO, 2.00%, 9/1/2021	25,000	25,000

Cornwall Lebanon School District GO, 4.00%, 2/15/2022	45,000	45,777

Council Rock School District

GO, 4.00%, 11/15/2021	100,000	100,757

SEE NOTES TO FINANCIAL STATEMENTS.

348	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Pennsylvania — continued

Series 2017A, GO, 5.00%, 8/15/2022	70,000	73,205

GO, 4.00%, 11/15/2022	205,000	214,161

Series 2019A, GO, 4.00%, 11/15/2025	35,000	40,092

County of Adams

Series 2017B, GO, 4.00%, 11/15/2021	70,000	70,555

Series 2017B, GO, 5.00%, 11/15/2023	25,000	27,580

County of Allegheny

GO, 4.00%, 11/1/2021	50,000	50,317

Series C-67, GO, 5.00%, 11/1/2021 (b)	40,000	40,321

Series C-68, GO, 5.00%, 11/1/2021 (b)	20,000	20,161

Series C-69, GO, 5.00%, 12/1/2021 (b)	75,000	75,908

Series C-69, GO, 5.00%, 12/1/2022 (b)	50,000	53,022

Series C-70, GO, 5.00%, 12/1/2022 (b)	60,000	63,648

County of Blair GO, 4.00%, 10/1/2021	25,000	25,075

County of Bucks

GO, 5.00%, 5/1/2022	50,000	51,631

GO, 5.00%, 12/1/2022	45,000	47,749

County of Chester

GO, 4.00%, 11/15/2021 (b)	20,000	20,158

GO, 5.00%, 11/15/2021 (b)	105,000	106,043

GO, 5.00%, 7/15/2022	45,000	46,921

County of Dauphin

GO, 5.00%, 11/15/2021	145,000	146,419

Series 2016A, GO, 4.00%, 11/15/2022	75,000	78,435

Series 2016C, GO, 4.00%, 10/1/2023	25,000	26,978

GO, 4.00%, 11/15/2023	35,000	37,877

County of Fayette GO, AGM, 2.63%, 11/15/2021	70,000	70,317

County of Lancaster

GO, 5.00%, 5/1/2022	25,000	25,783

Series 2016A, GO, 5.00%, 5/1/2022	155,000	159,853

Series 2016B, GO, 3.00%, 11/1/2022	105,000	108,398

Series 2017C, GO, 4.00%, 11/1/2022	20,000	20,841

GO, 5.00%, 5/1/2023	25,000	26,931

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Pennsylvania — continued

Series 2020C, GO, 4.00%, 11/1/2023	50,000	53,815

County of Montgomery

Series 2019C, GO, 5.00%, 9/1/2021	25,000	25,000

GO, 5.00%, 5/1/2022	125,000	129,085

Series 2009C, GO, 5.00%, 12/15/2023	25,000	25,100

County of Somerset Series A, GO, 5.00%, 10/1/2021	20,000	20,075

County of Westmoreland Series 2013A, GO, 5.00%, 12/1/2021	235,000	237,714

County of York

Series A, GO, 4.00%, 6/1/2022	205,000	210,835

GO, 5.00%, 6/1/2022	45,000	46,617

GO, 4.00%, 12/1/2022	30,000	31,424

Series 2016A, GO, 3.00%, 12/1/2023	30,000	31,786

Crawford Central School District GO, 4.00%, 2/1/2022	35,000	35,552

Cumberland County Municipal Authority, Dickinson College Project Rev., 5.00%, 5/1/2022	25,000	25,783

Cumberland Valley School District Series 2015A, GO, 4.00%, 11/15/2021	30,000	30,233

Dauphin County General Authority, Pinnacle Health System Project Series 2016A, Rev., 5.00%, 6/1/2022	140,000	145,084

Deer Lakes School District Series 2011A, GO, AGM, 5.00%, 10/1/2021	25,000	25,095

Delaware County Authority, Neumann University Rev., 4.00%, 10/1/2021	180,000	180,480

Delaware County Authority, Villanova University Rev., 5.00%, 12/1/2021	145,000	146,711

Delaware County Regional Water Quality Control Authority Rev., NATL-RE, 5.25%, 5/1/2022	100,000	103,393

Delaware River Joint Toll Bridge Commission, Bridge System

Rev., 5.00%, 7/1/2022	40,000	41,586

Series 2012A, Rev., 5.00%, 7/1/2022 (b)	90,000	93,614

Delaware River Port Authority

Series 2018B, Rev., 5.00%, 1/1/2022	100,000	101,605

Series 2018B, Rev., 5.00%, 1/1/2023	90,000	95,762

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	349

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Pennsylvania — continued

Delaware Valley Regional Finance Authority, Local Government

Series 2020D, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/8/2021 (c)	14,155,000	14,155,000

Series 2020B, Rev., 5.00%, 11/1/2024	150,000	171,156

Delaware Valley School District GO, 4.00%, 11/1/2021	75,000	75,475

Derry Township Industrial and Commercial Development Authority, Derry Township Municipal Center Project Rev., 1.00%, 11/15/2023	160,000	161,450

Donegal School District, Limited Tax GO, 4.00%, 6/1/2022	55,000	56,603

East Penn School District GO, 4.00%, 11/15/2022	25,000	26,142

Easton Area School District

Series 2018B, GO, 4.00%, 4/1/2022	50,000	51,124

Series 2020A, GO, 4.00%, 4/1/2022	25,000	25,562

Series 2013A, GO, 5.00%, 4/1/2022	30,000	30,118

Elizabeth Forward School District

Series 2021B, GO, AGM, 2.00%, 12/1/2021 (e)	30,000	30,096

Series 2021C, GO, AGM, 2.00%, 12/1/2021 (e)	25,000	25,080

Series 2021B, GO, AGM, 2.00%, 12/1/2022 (e)	20,000	20,374

Series 2021C, GO, AGM, 2.00%, 12/1/2022 (e)	15,000	15,280

Series 2021B, GO, AGM, 2.00%, 12/1/2023 (e)	20,000	20,632

Series 2021C, GO, AGM, 2.00%, 12/1/2023 (e)	10,000	10,316

Ephrata Borough Authority Rev., GTD, 2.00%, 11/1/2021 (b)	50,000	50,148

Exeter Township School District Series 2020A, GO, 5.00%, 5/15/2022	215,000	222,344

Franklin Regional School District GO, 3.00%, 5/1/2023	75,000	78,472

Garnet Valley School District

GO, 4.00%, 4/1/2022	25,000	25,562

GO, 4.00%, 4/1/2023	20,000	21,180

Geisinger Authority, Health System

Rev., 5.00%, 4/1/2022	1,210,000	1,244,224

Series 2020B, Rev., 5.00%, 2/15/2027 (c)	95,000	115,134

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Pennsylvania — continued

General Authority of Southcentral Pennsylvania, AICUP Financing Program, York College of Pennsylvania Project Series 2017 PP4, Rev., 3.00%, 11/1/2022	25,000	25,756

General Authority of Southcentral Pennsylvania, Wellspan Health Obligated Group Series 2019A, Rev., 5.00%, 6/1/2022	60,000	62,206

Gettysburg Area School District GO, 5.00%, 1/15/2024	20,000	22,135

Governor Mifflin School District Series 2012A, GO, 4.00%, 4/1/2023 (b)	30,000	31,803

Great Valley School District GO, 2.00%, 11/1/2021	25,000	25,038

Greater Latrobe School Authority Rev., 4.00%, 10/1/2021 (b)	50,000	50,157

Hamburg Area School District

GO, 5.00%, 4/1/2022	85,000	87,374

GO, 5.00%, 4/1/2023	20,000	21,511

Hampton Township School District

GO, 2.00%, 11/15/2021	25,000	25,092

Series A, GO, 5.00%, 11/15/2021	35,000	35,342

Hatboro-Horsham School District GO, 4.00%, 9/15/2022	50,000	51,971

Haverford Township School District

GO, 5.00%, 9/1/2021	65,000	65,000

GO, 4.00%, 9/15/2021	25,000	25,035

Hempfield Area School District Series 2016B, GO, 5.00%, 3/15/2022	50,000	51,265

Hempfield School District Series 2019A, GO, 4.00%, 8/1/2022	225,000	232,828

Hollidaysburg Area School District GO, 1.00%, 7/15/2022	100,000	100,705

Interboro School District GO, 3.50%, 8/15/2022 (b)	50,000	51,575

Lancaster County Hospital Authority, Health Center, Masonic Villages Project Rev., 2.13%, 11/1/2021	255,000	255,724

Lancaster County Hospital Authority, University of Pennsylvania Health System Series 2016B, Rev., 5.00%, 8/15/2022	120,000	125,612

Lancaster Higher Education Authority, Harrisburg Area Community College Project

Series 2016A, Rev., 5.00%, 10/1/2021	65,000	65,255

SEE NOTES TO FINANCIAL STATEMENTS.

350	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Pennsylvania — continued

Series 2016A, Rev., 5.00%, 10/1/2022	30,000	31,573

Lancaster Industrial Development Authority, Garden Spot Village Project Rev., 5.38%, 5/1/2023 (b)	20,000	21,718

Lehigh County Authority Rev., 3.00%, 11/1/2022	50,000	51,684

Lehigh County General Purpose Authority, Muhlenberg College Project Rev., 2.25%, 2/1/2022	65,000	65,534

Ligonier Valley School District Series 2016A, GO, 5.00%, 3/1/2022	25,000	25,598

Lower Lackawanna Valley Sanitary Authority Rev., AGM, 4.00%, 9/15/2022	25,000	25,964

Lower Merion School District, Capital Project Series 2009B, GO, 4.00%, 4/1/2022	50,000	51,139

Manheim Township School District GO, 3.00%, 6/1/2022	35,000	35,735

Marple Newtown School District

GO, 5.00%, 6/1/2022	20,000	20,729

GO, 5.00%, 6/1/2023	30,000	32,541

Mars Area School District GO, AGM, 4.13%, 3/1/2022 (b)	25,000	25,494

Methacton School District GO, 4.00%, 3/1/2022	60,000	61,137

Middletown Area School District

Series 2017A, GO, 3.00%, 3/1/2022	55,000	55,772

Series 2014A, GO, 5.00%, 3/1/2022 (b)	35,000	35,852

Monroeville Finance Authority, University of Pittsburg Medical Center

Rev., 5.00%, 2/15/2022	145,000	148,219

Series 2013B, Rev., 5.00%, 7/1/2022	175,000	182,122

Series 2013B, Rev., 3.50%, 7/1/2023	230,000	243,874

Rev., 5.00%, 2/15/2025	85,000	98,478

Rev., 5.00%, 2/15/2026	20,000	23,903

Montgomery County Higher Education and Health Authority, Abington Memorial Hospital Obligated Group

Series 2012A, Rev., 5.00%, 9/10/2021 (b)	90,000	93,217

Rev., 5.00%, 6/1/2022 (b)	125,000	129,468

Montgomery County Higher Education and Health Authority, Thomas Jefferson University Series 2018A, Rev., 5.00%, 9/1/2024	100,000	113,298

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Pennsylvania — continued

Montgomery County Industrial Development Authority, Waverly Heights Ltd. Project

Rev., 4.00%, 12/1/2021	100,000	100,890

Rev., 4.00%, 12/1/2022	100,000	104,426

Rev., 4.00%, 12/1/2023	125,000	134,829

Moon Area School District

Series 2015A, GO, 5.00%, 11/15/2021	75,000	75,709

Series 2015A, GO, 5.00%, 11/15/2022	170,000	179,488

Series 2015A, GO, 5.00%, 11/15/2023	35,000	38,417

Moshannon Valley School District GO, AGM, 2.38%, 12/1/2021	50,000	50,259

Mount Lebanon School District GO, 5.00%, 2/15/2022	20,000	20,441

Muhlenberg School District

GO, 1.50%, 5/15/2022	350,000	353,229

GO, 4.00%, 5/15/2022	20,000	20,536

Newtown Township Sewer Authority Rev., GTD, 4.00%, 9/1/2021	65,000	65,000

Norristown Area School District

GO, 5.00%, 9/1/2021	30,000	30,000

GO, 5.00%, 9/1/2022	55,000	57,607

North Hills School District

GO, 4.00%, 10/15/2021	275,000	276,254

Series 2016B, GO, 5.00%, 12/15/2021	100,000	101,377

North Penn School District Series 2019A, GO, 3.00%, 1/15/2025	30,000	32,635

North Penn Water Authority Rev., 5.00%, 11/1/2021	30,000	30,238

North Wales Water Authority, Water and Sewer System Rev., 4.00%, 11/1/2022	50,000	52,241

Northampton County General Purpose Authority, St. Luke’s University Health Network Project Series 2016A, Rev., 5.00%, 8/15/2022	130,000	135,926

Northeastern School District Series 2021B, GO, 2.00%, 9/1/2022	200,000	203,406

Oxford Area School District

Series 2014A, GO, 5.00%, 2/15/2022	40,000	40,872

GO, 2.50%, 8/1/2022	25,000	25,539

Series 2019A, GO, 4.00%, 9/1/2022	35,000	36,346

Series 2019A, GO, 4.00%, 9/1/2023	40,000	42,901

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	351

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Pennsylvania — continued

Parkland School District

GO, 5.00%, 4/15/2022	120,000	123,575

Series 2020A, GO, 4.00%, 1/15/2023	55,000	57,856

Penn Delco School District Series 2013A, GO, 4.13%, 6/1/2023 (b)	25,000	26,670

Penn Manor School District

GO, 4.00%, 3/1/2022	40,000	40,768

GO, 4.00%, 3/1/2023	55,000	58,161

Pennridge School District

Series 2014A, GO, 3.00%, 2/15/2022 (b)	90,000	91,148

Series 2014B, GO, 5.00%, 2/15/2022 (b)	150,000	153,292

Pennsbury School District GO, 5.00%, 1/15/2022	100,000	101,782

Pennsylvania Economic Development Financing Authority, Capital Region Parking System Series C-1, Rev., AGM, GTD, 5.00%, 1/1/2022	50,000	50,748

Pennsylvania Economic Development Financing Authority, PPL Electric Utilities Corporation Project Rev., 0.40%, 10/1/2023	800,000	801,030

Pennsylvania Economic Development Financing Authority, University of Pittsburgh Medical Center

Series 2017A, Rev., 4.00%, 11/15/2021	615,000	619,874

Series 2014A, Rev., 5.00%, 2/1/2022	900,000	918,269

Rev., 5.00%, 3/15/2022	285,000	292,491

Series 2017A, Rev., 4.00%, 11/15/2022	175,000	183,190

Series 2014A, Rev., 5.00%, 2/1/2023	140,000	149,622

Series 2017A, Rev., 5.00%, 11/15/2023	30,000	33,125

Series 2014A, Rev., 5.00%, 2/1/2024	75,000	83,534

Series 2014A, Rev., 5.00%, 2/1/2025	50,000	56,769

Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Project

Series 2004A, Rev., 2.15%, 11/1/2021	25,000	25,081

Rev., 2.80%, 12/1/2021 (c)	455,000	458,001

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Pennsylvania — continued

Pennsylvania Higher Educational Facilities Authority, AICUP Financing Program — Messiah College Project Series 2012 LL3, Rev., 4.00%, 11/1/2021	30,000	30,173

Pennsylvania Higher Educational Facilities Authority, BRYN MAWR College

Series 2012A, Rev., 4.00%, 12/1/2022	115,000	120,593

Rev., 5.00%, 12/1/2023	25,000	27,679

Rev., 5.00%, 12/1/2024	70,000	80,647

Pennsylvania Higher Educational Facilities Authority, Drexel University Rev., 5.00%, 5/1/2022	35,000	36,113

Pennsylvania Higher Educational Facilities Authority, Philadelphia University Rev., 5.00%, 6/1/2023 (b)	20,000	21,674

Pennsylvania Higher Educational Facilities Authority, State System of Higher Education

Rev., 5.00%, 6/15/2022	40,000	41,541

Series AQ, Rev., 5.00%, 6/15/2022	25,000	25,963

Pennsylvania Higher Educational Facilities Authority, Temple University Series 2012, Rev., 5.00%, 4/1/2022 (b)	380,000	390,804

Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University Rev., 5.00%, 3/1/2022	25,000	25,582

Pennsylvania Higher Educational Facilities Authority, Trustees of the University

Series 2011A, Rev., 5.00%, 9/1/2021	40,000	40,000

Series A, Rev., 5.00%, 10/1/2021	30,000	30,119

Series B, Rev., 5.00%, 10/1/2021	75,000	75,297

Series 2015C, Rev., 5.00%, 10/1/2022	90,000	94,770

Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System

Rev., 5.00%, 8/15/2022	30,000	31,403

Series 2012A, Rev., 5.00%, 8/15/2022	30,000	31,403

Series 2016C, Rev., 5.00%, 8/15/2022	260,000	272,160

Series 2016C, Rev., 5.00%, 8/15/2023	90,000	98,561

SEE NOTES TO FINANCIAL STATEMENTS.

352	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Pennsylvania — continued

Series 2012A, Rev., 3.25%, 8/15/2025	250,000	257,279

Pennsylvania Higher Educational Facilities Authority, University of The Sciences in Philadelphia Series 2015A, Rev., 5.00%, 11/1/2021	350,000	352,704

Pennsylvania Higher Educational Facilities Authority, Widener University Rev., 5.00%, 7/15/2022	100,000	103,999

Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2019-130A, Rev., 1.40%, 4/1/2024	260,000	265,805

Pennsylvania Intergovernmental Cooperation Authority, City of Philadelphia Funding Program

Rev., 5.00%, 6/15/2022	115,000	119,392

5.00%, 6/15/2022	75,000	77,865

Pennsylvania State University (The)

Series A, Rev., 5.00%, 9/1/2021	50,000	50,000

Series B, Rev., 5.00%, 9/1/2021	50,000	50,000

Series 2020E, Rev., 5.00%, 3/1/2022	35,000	35,859

Series 2015B, Rev., 5.00%, 9/1/2022	50,000	52,452

Series 2019A, Rev., 5.00%, 9/1/2022	275,000	288,489

Series B, Rev., 5.00%, 9/1/2022	35,000	36,717

Series 2016B, Rev., 5.00%, 9/1/2023	35,000	38,389

Pennsylvania Turnpike Commission

Series A-1, Rev., (SIFMA Municipal Swap Index Yield + 0.60%), 0.62%, 9/9/2021 (d)	25,000	25,185

Series 2019-2, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/10/2021 (c)	14,095,000	14,095,000

Series 2011B, Rev., 4.00%, 12/1/2021 (b)	25,000	25,241

Series 2012A, Rev., 4.25%, 12/1/2021 (b)	125,000	126,282

Rev., 5.00%, 12/1/2021	840,000	850,127

Series 2011A, Rev., 5.00%, 12/1/2021 (b)	30,000	30,363

Series 2011E, Rev., 5.00%, 12/1/2021 (b)	90,000	91,090

Series 2012A, Rev., 5.00%, 12/1/2021 (b)	130,000	131,574

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Pennsylvania — continued

Series 2013C, Rev., 5.00%, 12/1/2021	110,000	111,326

Series 2014C, Rev., 5.00%, 12/1/2021	50,000	50,603

Series A, Rev., 5.00%, 12/1/2021	190,000	192,290

Series E, Rev., 5.00%, 12/1/2021 (b)	25,000	25,303

Series 2016B, Rev., 5.00%, 6/1/2022	25,000	25,908

Series 2010C-3, Rev., Zero Coupon, 12/1/2022	30,000	29,826

Series 2021A, Rev., 3.00%, 12/1/2022	75,000	77,675

Rev., 5.00%, 12/1/2022	80,000	84,846

Series 2012B, Rev., AGM, 5.00%, 12/1/2022 (b)	45,000	47,736

Series A, Rev., 5.00%, 12/1/2022	85,000	90,149

Series A-1, Rev., 5.00%, 12/1/2022	125,000	132,572

Series 2011A, Rev., 5.00%, 12/1/2023	35,000	38,792

Series A-1, Rev., 5.00%, 12/1/2023	25,000	27,708

Pennsylvania Turnpike Commission, Motor License Fund-Enhanced

Rev., 5.00%, 12/1/2021 (b)	290,000	293,511

Series 2012A, Rev., 5.00%, 12/1/2021 (b)	45,000	45,545

Series B, Rev., 5.00%, 12/1/2021 (b)	50,000	50,606

Rev., 5.00%, 12/1/2022 (b)	75,000	79,511

Rev., 5.00%, 12/1/2023	290,000	321,210

Pennsylvania Turnpike Commission, Oil Franchise Tax

Series 2013A, Rev., 5.00%, 12/1/2021	125,000	126,519

Series A, Rev., 5.00%, 12/1/2022	60,000	63,666

Series 2016A, Rev., 5.00%, 12/1/2023	50,000	55,453

Pennsylvania Turnpike Commission, Registration Fee Series 2005A, Rev., AGM, 5.25%, 7/15/2022	30,000	31,335

Pennsylvania Turnpike Commission, Senior Lien

Series 2012A, Rev., 5.00%, 12/1/2022 (b)	300,000	318,209

Series 2012A, Rev., 5.00%, 12/1/2023	150,000	159,085

Perkasie Regional Authority. Water and Sewer System Rev., 4.00%, 2/1/2022	55,000	55,870

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	353

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Pennsylvania — continued

Perkiomen Valley School District

GO, 5.00%, 3/1/2023	25,000	26,807

GO, 5.00%, 3/1/2024	25,000	27,979

Peters Township School District Washington County GO, 5.00%, 1/15/2026	20,000	23,764

Philadelphia Authority for Industrial Development

Rev., 5.00%, 9/10/2021	50,000	51,417

Rev., 5.00%, 10/1/2022	350,000	367,571

Philadelphia Authority for Industrial Development, Gift of Life Donor Program Project Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/9/2021 (c)	700,000	700,000

Philadelphia Authority for Industrial Development, National Board of Medical Examiners Project Rev., 5.00%, 5/1/2025	160,000	185,813

Philadelphia Gas Works Co., 1998 General Ordinance

Rev., 5.00%, 10/1/2021	145,000	145,565

Rev., 5.00%, 10/1/2022	190,000	199,857

Rev., 5.00%, 8/1/2023	50,000	54,562

Philipsburg-Osceola Area School District GO, 4.00%, 10/15/2022	25,000	26,052

Pittsburgh School District

Series 2012A, GO, 5.00%, 9/1/2021	25,000	25,000

Series 2017A, GO, 5.00%, 9/1/2022	35,000	36,706

Pittsburgh Water and Sewer Authority, First Lien Series A, Rev., 5.00%, 9/1/2022	20,000	20,938

Pocono Mountain School District GO, AGM, 4.00%, 6/15/2022	50,000	51,477

Pottstown Borough Authority

Rev., GTD, 5.00%, 11/1/2021	35,000	35,277

Rev., GTD, 5.00%, 6/15/2022	50,000	51,889

Quaker Valley School District

GO, 5.00%, 10/1/2021	125,000	125,487

GO, 5.00%, 10/1/2023	25,000	27,486

Reading Area Water Authority

Rev., 5.00%, 12/1/2021 (b)	150,000	151,778

Rev., 5.25%, 12/1/2021 (b)	30,000	30,374

Riverside School District

GO, 3.00%, 10/15/2023	125,000	131,906

GO, 4.00%, 10/15/2024	320,000	355,188

GO, 4.00%, 10/15/2025	275,000	312,655

Riverview School District Series 2020A, GO, AGM, 4.00%, 8/15/2022	25,000	25,894

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Pennsylvania — continued

Robinson Township Municipal Authority Rev., AGM, 3.00%, 5/15/2022	35,000	35,716

Rose Tree Media School District GO, 4.00%, 2/1/2022	45,000	45,703

School District of Philadelphia (The) Series 2015A, GO, 5.00%, 9/1/2021	65,000	65,000

Somerset Area School District GO, AGM, 2.00%, 2/15/2022	160,000	161,315

Souderton Area School District GO, 2.00%, 11/1/2022	40,000	40,816

South Fayette Township School District Series 2014A, GO, AGM, 4.00%, 9/15/2022	50,000	51,023

South Wayne County Water and Sewer Authority Rev., 4.00%, 2/15/2022	25,000	25,427

Southcentral General Authority, Hanover Hospital, Inc. Rev., 5.00%, 12/1/2024	300,000	341,859

Southcentral General Authority, Wellspan Health Obligated Group Series 2014A, Rev., 5.00%, 6/1/2024	200,000	226,420

Southeastern Pennsylvania Transportation Authority

Rev., 5.00%, 3/1/2022	60,000	61,469

Rev., 5.00%, 6/1/2022	155,000	160,688

Rev., 4.00%, 3/1/2023	120,000	126,729

Rev., 5.00%, 6/1/2023	145,000	157,175

Rev., 5.00%, 3/1/2025	45,000	52,202

Southern Fulton School District GO, 3.00%, 9/15/2021	50,000	50,051

Southern Lehigh School District Series A, GO, 5.00%, 9/1/2023	35,000	38,271

Springfield School District GO, 4.00%, 9/1/2021	50,000	50,000

Spring-Ford Area School District

Series 2016A, GO, 4.00%, 3/1/2022	75,000	76,444

Series 2016A, GO, 5.00%, 3/1/2023	50,000	53,629

St. Mary Hospital Authority, Catholic Health East Issue Series 2012A, Rev., 4.00%, 5/15/2022 (b)	35,000	35,959

State College Area School District

Series 2015B, GO, 5.00%, 5/15/2022	50,000	51,719

GO, 5.00%, 3/15/2023	50,000	53,738

State Public School Building Authority, Community College Project Rev., 5.00%, 3/1/2022	20,000	20,470

SEE NOTES TO FINANCIAL STATEMENTS.

354	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Pennsylvania — continued

State Public School Building Authority, Dauphin County Technical School Project Rev., 5.00%, 9/15/2022	60,000	63,012

State Public School Building Authority, Delaware County Community College Project Rev., 5.00%, 10/1/2022	75,000	78,815

State Public School Building Authority, Harrisburg Area Community College

Rev., 5.00%, 10/1/2021	40,000	40,157

Series A, Rev., AGM, 5.00%, 10/1/2021	45,000	45,179

State Public School Building Authority, Jefferson County-Dubois Area Vocational Technical School Rev., AGM, 2.85%, 2/1/2022	25,000	25,267

State Public School Building Authority, The School District of the City of Harrisburg Project Series 2016A, Rev., AGM, 4.00%, 12/1/2026 (b)	15,000	17,656

Steel Valley School District, Capital Appreciation GO, AGM, Zero Coupon, 11/1/2022	40,000	39,706

Susquehanna Township School District GO, 4.00%, 5/15/2022	155,000	159,150

Swarthmore Borough Authority, Swarthmore College

Series B, Rev., 5.00%, 9/15/2021	45,000	45,080

Series 2016B, Rev., 5.00%, 9/15/2022	50,000	52,547

Towanda Area School District GO, AGM, 4.00%, 3/15/2022	50,000	50,994

Township of Derry GO, 2.00%, 11/15/2022	25,000	25,091

Township of Dover GO, 3.00%, 9/1/2021	25,000	25,000

Township of East Brandywine GO, 3.00%, 6/1/2022 (b)	50,000	51,068

Township of East Lampeter GO, 5.00%, 11/15/2021	195,000	196,843

Township of Hampden GO, 4.00%, 5/15/2022	50,000	51,278

Township of Hampton GO, 4.00%, 1/1/2023	65,000	68,271

Township of Hempfield GO, 5.00%, 10/15/2023	35,000	38,527

Township of Lower Paxton

Series 2020A, GO, 2.00%, 4/1/2022	35,000	35,346

GO, 4.00%, 4/1/2024	30,000	32,804

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Pennsylvania — continued

Township of Milford GO, 5.00%, 3/1/2022	50,000	51,224

Township of Moon GO, 5.00%, 11/15/2021 (b)	30,000	30,298

Township of North Londonderry GO, 4.00%, 9/1/2023	70,000	75,193

Township of Palmer

Series 2020D, GO, 3.00%, 11/15/2021	50,000	50,287

Series 2020A, GO, 5.00%, 11/15/2023	30,000	33,026

Township of Radnor

GO, 3.63%, 11/1/2022 (b)	40,000	41,616

GO, 3.88%, 11/1/2022 (b)	35,000	36,516

GO, 4.00%, 11/1/2022 (b)	65,000	67,932

Township of Solebury GO, 5.00%, 4/1/2022	35,000	35,982

Township of Susquehanna GO, 3.00%, 10/1/2021	25,000	25,059

Township of West Whiteland GO, 2.00%, 8/15/2022	25,000	25,205

Tredyffrin Easttown School District GO, 4.00%, 2/15/2022	50,000	50,886

Troy Area School District Bradford County GO, 4.00%, 3/1/2023	20,000	21,134

Tunkhannock Area School District GO, 4.00%, 1/15/2022	100,000	101,409

Union County Higher Educational Facilities Financing Authority, Bucknell University Series B, Rev., 5.00%, 4/1/2023	100,000	107,358

Unionville-Chadds Ford School District

GO, 4.00%, 6/1/2022	50,000	51,458

Series 2019A, GO, 4.00%, 6/1/2022	20,000	20,583

United School District Series 2016A, GO, AGM, 2.00%, 11/15/2021	50,000	50,183

Upper Moreland Township School District GO, 2.00%, 8/15/2022	140,000	142,481

Upper St. Clair Township School District GO, 4.00%, 7/15/2022	100,000	103,239

Warwick School District GO, 4.00%, 2/1/2022	40,000	40,640

Washington County Industrial Development Authority, A.W. Beattie Career Center Project Rev., 5.00%, 10/15/2021	100,000	100,575

West Allegheny School District

GO, 5.00%, 3/1/2022 (b)	100,000	102,435

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	355

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Pennsylvania — continued

Series 2017A, GO, 4.00%, 9/1/2022	60,000	62,278

West Chester Area School District

GO, 5.00%, 3/15/2022	110,000	112,904

Series 2012AA, GO, 4.00%, 5/15/2022	25,000	25,687

West Jefferson Hills School District

Series 2017A, GO, 5.00%, 8/1/2023	30,000	32,767

GO, 3.00%, 8/1/2024	25,000	26,974

West Shore School District Series 2017A, GO, 5.00%, 11/15/2021	25,000	25,244

West View Municipal Authority, Water Rev., 4.00%, 11/15/2021	25,000	25,194

Westmoreland County Industrial Development Authority Health System, Tax Exempt Series 2020A, Rev., 4.00%, 7/1/2022	350,000	360,504

York County School of Technology Authority, School Lease Series 2017A, Rev., 5.00%, 2/15/2022	20,000	20,435

Yough School District Series 2019A, GO, 4.00%, 10/1/2022	50,000	51,971

Total Pennsylvania		79,766,029

Rhode Island — 0.7%

Narragansett Bay Commission, Wastewater System

Series 2013C, Rev., 5.00%, 9/1/2021	70,000	70,000

Series C, Rev., 5.00%, 9/1/2022	25,000	26,211

Rhode Island Commerce Corp. Series 2016A, Rev., 5.00%, 6/15/2023	20,000	21,716

Rhode Island Commerce Corp., Department of Transportation

Series 2016-A, Rev., GAN, 5.00%, 6/15/2022	1,420,000	1,474,240

Series 2017A, Rev., 5.00%, 6/15/2023	85,000	92,245

Rev., 5.00%, 5/15/2025	225,000	263,178

Series 2016B, Rev., 5.00%, 6/15/2025	240,000	281,738

Rhode Island Convention Center Authority Series 2015A, Rev., 5.00%, 5/15/2022	1,000,000	1,034,052

Rhode Island Health and Educational Building Corp.

Series B, Rev., 4.00%, 9/15/2021	100,000	100,140

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Rhode Island — continued

Series 2016B, Rev., 5.00%, 9/15/2021	50,000	50,088

Series 2016A, Rev., 4.00%, 5/15/2022	25,000	25,680

Series A, Rev., 5.00%, 5/15/2024	100,000	112,166

Rhode Island Health and Educational Building Corp., Auxiliary Enterprise Series 2013D, Rev., 5.00%, 9/15/2021	50,000	50,088

Rhode Island Health and Educational Building Corp., Bong Fing Program Series 2013C, Rev., 5.00%, 5/15/2022 (b)	35,000	36,204

Rhode Island Health and Educational Building Corp., Higher Education Facilities, Brown University

Rev., 5.00%, 9/1/2021	420,000	420,000

Series A, Rev., 4.50%, 9/10/2021	50,000	50,000

Rev., 5.00%, 9/1/2022	135,000	141,608

Rhode Island Health and Educational Building Corp., Higher Education Facilities, Bryant University Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/8/2021 (c)	6,310,000	6,310,000

Rhode Island Health and Educational Building Corp., Providence College Series 2012B, Rev., 5.00%, 11/1/2023	105,000	110,751

Rhode Island Health and Educational Building Corp., Public School Financing Program

Series 2016A, Rev., 5.00%, 9/15/2021	25,000	25,044

Rev., 5.00%, 5/15/2022	375,000	387,836

Rhode Island Health and Educational Building Corp., Town of East Greenwich Series 2012A, Rev., GTD, 5.00%, 5/15/2022 (b)	35,000	36,204

Rhode Island Health and Educational Building Corp., Town of Lincoln Series 2020B, Rev., 4.00%, 5/15/2023	90,000	95,902

Rhode Island Health and Educational Building Corp., Town of Narragansett Series 2017B, Rev., GTD, 4.00%, 5/15/2022	25,000	25,682

Rhode Island Housing and Mortgage Finance Corp., Homeownership Opportunity

Series 72-A, Rev., 0.40%, 10/1/2021	115,000	115,025

SEE NOTES TO FINANCIAL STATEMENTS.

356	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Rhode Island — continued

Series 70, Rev., GNMA COLL, 1.65%, 10/1/2022	25,000	25,366

Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund

Series 2017B, Rev., 4.00%, 10/1/2021	20,000	20,064

Series 2018A, Rev., 4.00%, 10/1/2021	100,000	100,305

Series 2012B, Rev., 5.00%, 10/1/2021	50,000	50,198

Series 2013A, Rev., 5.00%, 10/1/2021	50,000	50,198

Series C, Rev., 5.00%, 10/1/2021	30,000	30,119

Series 2012A, Rev., 4.00%, 10/1/2022	35,000	36,477

Series 2013A, Rev., 4.00%, 10/1/2022 (b)	25,000	26,047

Series 2013A, Rev., 5.00%, 10/1/2022	115,000	121,086

Series 2017B, Rev., 5.00%, 10/1/2022	45,000	47,380

Rhode Island Infrastructure Bank, Municipal Road and Bridge Series 2019A, Rev., 5.00%, 10/1/2022	150,000	157,681

Rhode Island Infrastructure Bank, Safe Drinking Water Series 2012A, Rev., 5.00%, 10/1/2022 (b)	25,000	26,317

Rhode Island Infrastructure Bank, Safe Drinking Water Revolving Fund

Series 2013A, Rev., 4.00%, 10/1/2021	30,000	30,095

Series 2012A, Rev., 5.00%, 10/1/2022 (b)	70,000	73,687

Rhode Island Turnpike and Bridge Authority, Motor Fuel Tax

Series 2019A, Rev., 5.00%, 10/1/2021	50,000	50,190

Series 2016A, Rev., 4.00%, 10/1/2022	220,000	228,795

State of Rhode Island and Providence Plantations Consolidated Capital Development Loan

Series 2013A, GO, 5.00%, 10/15/2021	50,000	50,294

Series 2014B, GO, 5.00%, 11/1/2021	50,000	50,403

Series 2017A, GO, 5.00%, 5/1/2022	25,000	25,815

Series 2012A, GO, 5.00%, 8/1/2022	90,000	94,038

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Rhode Island — continued

Series 2013A, GO, 5.00%, 10/15/2022 (b)	25,000	26,364

Series 2014B, GO, 5.00%, 11/1/2022 (b)	45,000	47,553

Series 2014D, GO, 5.00%, 8/1/2023	30,000	32,798

State of Rhode Island and Providence Plantations Lease Participation Certificates, Kent County Courthouse Project Series 2013A, COP, 5.00%, 10/1/2021	150,000	150,575

State of Rhode Island and Providence Plantations Lease Participation Certificates, Pastore Center Energy Conservation Project Series A, COP, 5.00%, 11/1/2021	25,000	25,195

State of Rhode Island and Providence Plantations Lease Participation Certificates, School for The Deaf Project Series 2017D, COP, 5.00%, 4/1/2022	200,000	205,514

State of Rhode Island, Consolidated Capital Development Loan Series 2012A, GO, 4.00%, 8/1/2022 (b)	30,000	31,066

State of Rhode Island, Eleanor Slater Hospital Project Series 2018B, COP, 5.00%, 11/1/2022	100,000	105,511

Tobacco Settlement Financing Corp.

Series A, Rev., 5.00%, 6/1/2022	35,000	36,240

Series A, Rev., 5.00%, 6/1/2024	175,000	196,978

Town of Lincoln Series 2015A, GO, 5.00%, 8/1/2022	245,000	255,921

Town of Westerly Series 2014A, GO, 5.00%, 7/1/2023	20,000	21,758

Total Rhode Island		13,785,826

South Carolina — 0.7%

Aiken County Consolidated School District

Series 2017A, GO, SCSDE, 4.00%, 4/1/2022	60,000	61,360

Series 2018B, GO, SCSDE, 5.00%, 4/1/2022	30,000	30,854

Series 2019A, GO, SCSDE, 5.00%, 4/1/2022	25,000	25,711

Anderson County School District No. 1 GO, SCSDE, 5.00%, 3/1/2022	55,000	56,346

Anderson County School District No. 4 Series 2018A, GO, SCSDE, 5.00%, 3/1/2022	80,000	81,963

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	357

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

South Carolina — continued

Anderson County School District No. 5 GO, SCSDE, 5.00%, 3/1/2022	25,000	25,613

Beaufort County School District GO, SCSDE, 5.00%, 3/1/2024	30,000	33,599

Berkeley County School District Series 2013B, GO, SCSDE, 5.00%, 3/1/2022	50,000	51,227

Charleston Educational Excellence Finance Corp.

Rev., 5.00%, 12/1/2021	20,000	20,241

Series 2013B, Rev., 5.00%, 12/1/2021	85,000	86,027

Rev., 5.00%, 12/1/2022	45,000	47,732

Series 2013B, Rev., 5.00%, 12/1/2025	35,000	38,738

Charleston Public Facilities Corp., City of Charleston Project Series 2017A, Rev., 5.00%, 9/1/2021	120,000	120,000

City of Charleston Rev., 5.00%, 1/1/2022	25,000	25,406

City of Charleston, Stormwater System Rev., 5.00%, 1/1/2022	40,000	40,650

City of Columbia, City Stormwater Improvements, Green Bond Rev., 5.00%, 2/1/2022	40,000	40,815

City of Columbus, Water & Sewerage

Rev., 4.00%, 2/1/2022	50,000	50,812

Rev., 3.00%, 2/1/2023	40,000	41,614

City of North Charleston, Limited Obligation, Tax Increment Pledge Rev., 5.00%, 10/1/2021	225,000	225,873

City of Rock Hill, Combined Utility System Series 2019A, Rev., 5.00%, 1/1/2022	125,000	126,968

Clemson University Series 2015B, Rev., 5.00%, 5/1/2023	40,000	43,173

Clemson University, Higher Education Bonds Rev., 5.00%, 5/1/2023	140,000	151,104

Coastal Carolina University, Higher Education Rev., 5.00%, 6/1/2022	200,000	205,974

County of Aiken, Administration Building Project GO, 3.63%, 3/1/2022 (b)	25,000	25,428

County of Charleston Series 2013A, GO, 5.00%, 11/1/2021	25,000	25,202

County of Charleston, Capital Improvement, Transportation Sales Tax

GO, 4.00%, 11/1/2021 (b)	385,000	387,459

GO, 5.00%, 11/1/2021 (b)	100,000	100,803

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

South Carolina — continued

County of Charleston, Transportation Sales Tax GO, 5.00%, 11/1/2021	210,000	211,696

County of Dorchester Series 2013B, GO, 5.00%, 4/1/2022	25,000	25,715

County of Dorchester, Waterworks and Sewer System Rev., 5.00%, 10/1/2022	25,000	26,325

County of Florence, McLeod Medical Center Project

Rev., 5.00%, 11/1/2021	45,000	45,360

Rev., 5.00%, 11/1/2022	245,000	258,889

County of Greenwood Series 2012B, Rev., 4.00%, 10/1/2021	50,000	50,153

County of Richland, Library Projects Series 2016B, GO, 5.00%, 3/1/2022	25,000	25,611

County of York GO, 5.00%, 4/1/2022	25,000	25,715

County Square Redevelopment Corp., Greenville County, South Carolina Project Rev., BAN, 2.00%, 9/10/2021	75,000	75,729

Dorchester County School District No. 2, Growth Installment Purchase Series 2013B, Rev., 5.00%, 12/1/2021	40,000	40,488

Florence Public Facilities Corp., Installment Purchase, City of Florence Project Series 2020B, Rev., 5.00%, 11/1/2021	25,000	25,193

Fort Mill School District No. 4 Series 2016D, GO, SCSDE, 5.00%, 3/1/2022	60,000	61,457

Greenville County School District, Building Equity Sooner for Tomorrow Installment Purchase

Rev., 5.00%, 12/1/2021	275,000	278,357

Rev., 5.00%, 12/1/2022	60,000	63,682

Greenville Health System Rev., 5.00%, 5/1/2023	120,000	123,728

Greenwood Metropolitan District, Sewer System Rev., 5.00%, 10/1/2021	75,000	75,295

Horry County School District Rev., 5.00%, 3/1/2022	25,000	25,611

Joint Municipal Water and Sewer Commission, System Improvement Series 2019B, Rev., 5.00%, 6/1/2022	50,000	51,835

Kershaw County School District, South Carolina, Projects, Public Schools Foundation Installment Purchase Rev., 5.00%, 12/1/2021	80,000	80,956

SEE NOTES TO FINANCIAL STATEMENTS.

358	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

South Carolina — continued

Laurens County School District No. 055, Installment Purchase, South Carolina Project Rev., 5.00%, 12/1/2021	100,000	101,198

Lexington County Health Services District, Inc., LexMed Obligated Group

Rev., 5.00%, 11/1/2021	695,000	700,485

Rev., 5.00%, 11/1/2022	200,000	211,168

Lexington County School District No. 1

Series 2011C, GO, SCSDE, 4.00%, 2/1/2022 (b)	30,000	30,484

Series 2011C, GO, SCSDE, 5.00%, 2/1/2022 (b)	135,000	137,736

Series 2013B, GO, SCSDE, 5.00%, 2/1/2022	60,000	61,226

Series 2015A, GO, SCSDE, 5.00%, 2/1/2022	25,000	25,511

Series 2013A, GO, SCSDE, 5.00%, 3/1/2022	25,000	25,613

Series 2013B, GO, SCSDE, 4.13%, 2/1/2023 (b)	25,000	26,407

Series 2013B, GO, SCSDE, 4.25%, 2/1/2023 (b)	25,000	26,451

Lexington One School Facilities Corp., Lexington County School District No. 1 Rev., 5.00%, 12/1/2022	35,000	37,138

Lexington School District No. 2 Educational Facilities Corp. Series 2015B, Rev., 5.00%, 12/1/2021	170,000	172,028

Newberry Investing in Children’s Education, School District of Newberry County Rev., 5.00%, 12/1/2021	25,000	25,299

North Charleston Public Facilities Corp. Rev., 5.00%, 6/1/2022 (b)	25,000	25,903

Oconee County School District GO, SCSDE, 5.00%, 3/1/2022	500,000	512,216

Orangeburg County School District No. 4 GO, SCSDE, 3.00%, 2/1/2022	35,000	35,400

Piedmont Municipal Power Agency

Subseries A-2, Rev., NATL-RE, Zero Coupon, 1/1/2023	20,000	19,844

Series 2012B, Rev., 4.00%, 1/1/2023	360,000	364,554

Series 2017B, Rev., 5.00%, 1/1/2024	115,000	127,678

Series 2015A, Rev., 5.00%, 1/1/2025	360,000	415,257

Renewable Water Resources Rev., 5.00%, 1/1/2022 (b)	55,000	55,890

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

South Carolina — continued

Richland County School District No. 1 Series 2011A, GO, SCSDE, 4.00%, 9/1/2021 (b)	100,000	100,000

Richland County School District No. 2

Series 2015A, GO, SCSDE, 5.00%, 2/1/2022	45,000	45,917

GO, SCSDE, 5.00%, 3/1/2022	190,000	194,652

Series 2013B, GO, SCSDE, 5.00%, 5/1/2022	25,000	25,815

SCAGO Educational Facilities Corp. for Colleton School District Rev., 5.00%, 12/1/2021	165,000	166,906

SCAGO Educational Facilities Corp. for Pickens School District

Rev., 5.00%, 12/1/2021	635,000	642,414

Rev., 5.00%, 12/1/2022	30,000	31,763

Rev., 5.00%, 12/1/2025	140,000	163,231

Scago Educational Facilities Corp. for Union School District Rev., 5.00%, 12/1/2022	20,000	21,082

South Carolina Jobs-Economic Development Authority, Anmed Health Project Rev., 5.00%, 2/1/2023	125,000	133,480

South Carolina Jobs-Economic Development Authority, Bon Secours Mercy Health, Inc. Rev., 5.00%, 10/1/2025 (c)	300,000	354,557

South Carolina Jobs-Economic Development Authority, Conway Hospital, Inc., Project Rev., 4.00%, 7/1/2022 (b)	70,000	72,230

South Carolina Jobs-Economic Development Authority, Hospital Refunding and Improvement, Mcleod Health Projects Rev., 5.00%, 11/1/2022	390,000	412,109

South Carolina Public Service Authority

Series 2011B, Rev., 5.00%, 12/1/2021 (b)	110,000	111,318

Series 2014C, Rev., 5.00%, 12/1/2021	145,000	146,748

Series A, Rev., 5.00%, 12/1/2021 (b)	30,000	30,360

Series C, Rev., 5.00%, 12/1/2021	560,000	566,751

South Carolina Public Service Authority, Santee Cooper

Series 2011B, Rev., 4.00%, 12/1/2021 (b)	25,000	25,238

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	359

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

South Carolina — continued

Series 2011B, Rev., 5.00%, 12/1/2021 (b)	80,000	80,948

Series 2012-D, Rev., 5.00%, 6/1/2022 (b)	935,000	969,139

South Carolina State Fiscal Accountability Authority Rev., 5.00%, 10/1/2021	25,000	25,099

South Carolina Transportation Infrastructure Bank

Series 2012A, Rev., 4.00%, 10/1/2021	200,000	200,620

Series 2012A, Rev., 5.00%, 10/1/2021 (b)	720,000	722,824

Series 2012B, Rev., 5.00%, 10/1/2021	25,000	25,097

Series 2016A, Rev., 5.00%, 10/1/2022	25,000	26,300

Series 2015A, Rev., 5.00%, 10/1/2023	20,000	22,006

Series 2015A, Rev., 5.00%, 10/1/2024	25,000	28,657

State of South Carolina, University of South Carolina Series 2015B, GO, 5.00%, 4/1/2022	45,000	46,286

Town of Hilton Head Island, Beach Preservation Fee Pledge Rev., 5.00%, 8/1/2022	50,000	52,219

Town of Lexington, Waterworks and Sewer System Combined Rev., 5.00%, 6/1/2022	25,000	25,908

Town of Summerville, Hospitality Fee Pledge Series 2015B, Rev., 5.00%, 10/1/2023	300,000	328,380

University of South Carolina, Athletic Facilities

Rev., 5.00%, 5/1/2022	25,000	25,814

Series 2017B, Rev., 5.00%, 5/1/2022	30,000	30,976

Series 2017B, Rev., 5.00%, 5/1/2024	410,000	460,941

Series 2017B, Rev., 5.00%, 5/1/2025	530,000	617,398

University of South Carolina, Higher Education Facilities

Rev., 5.00%, 5/1/2022	165,000	170,370

Rev., 5.00%, 5/1/2023	90,000	97,296

Rev., 5.00%, 5/1/2024	25,000	25,776

Rev., 5.00%, 5/1/2025	70,000	81,934

Total South Carolina		14,188,532

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

South Dakota — 0.4%

Bon Homme School District No. 4-2, Limited Tax GO, 2.00%, 12/1/2022	50,000	51,135

City of Rapid City, Sales Tax Rev., 4.00%, 12/1/2021 (b)	35,000	35,337

City of Sioux Falls, Sales Tax

Series 2012A, Rev., 4.00%, 11/15/2021	180,000	181,419

Series 2017A, Rev., 5.00%, 11/15/2021	120,000	121,189

Series 2012A, Rev., 4.00%, 11/15/2022	85,000	88,967

Series 2017A, Rev., 5.00%, 11/15/2022	125,000	132,336

Series 2020A, Rev., 5.00%, 11/15/2022	25,000	26,468

Codington Grant etc Counties School District No. 14-4 Watertown GO, 5.00%, 6/15/2022	650,000	673,985

County of Minnehaha, Limited Tax Series 2014A, COP, 5.00%, 12/1/2021	125,000	126,479

County of Pennington, Limited Tax

Series 2017A, COP, 3.00%, 12/1/2021	225,000	226,488

Series 2017A, COP, 3.00%, 6/1/2023	25,000	26,124

Rapid City Area School District No. 51-4, Limited Tax, Capital Outlay

Series 2017B, GO, 5.00%, 1/1/2022	40,000	40,643

GO, 4.00%, 8/1/2023	630,000	675,456

South Dakota Health and Educational Facilities Authority, Regional Health

Rev., 5.00%, 9/1/2021	35,000	35,000

Rev., 5.00%, 9/1/2022	210,000	220,062

South Dakota Health and Educational Facilities Authority, Sanford Health Obligated Group

Series B, Rev., 4.00%, 11/1/2021	50,000	50,314

Series B, Rev., 5.00%, 11/1/2022	40,000	42,238

South Dakota Health and Educational Facilities Authority, Sanford Obligated Group

Rev., 5.00%, 11/1/2025	75,000	89,018

Rev., 5.00%, 11/1/2026	250,000	295,817

South Dakota Health and Educational Facilities Authority, Vocational Education Program

Rev., 5.00%, 8/1/2022	20,000	20,880

SEE NOTES TO FINANCIAL STATEMENTS.

360	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

South Dakota — continued

Series 2015B, Rev., 5.00%, 8/1/2022	25,000	26,101

South Dakota Housing Development Authority, Homeownership Mortgage

Series 2020C, Rev., GNMA/FNMA/FHLMC COLL, 0.35%, 11/1/2022	530,000	530,651

Series 2019A, Rev., 1.90%, 11/1/2022	55,000	56,032

South Dakota State Building Authority

Series 2011A, Rev., 5.00%, 9/1/2021	60,000	60,000

Series 2017A, Rev., 4.00%, 6/1/2022	50,000	51,404

Series 2018A, Rev., 4.00%, 6/1/2022	25,000	25,702

Series 2019A, Rev., 4.00%, 6/1/2022	50,000	51,404

Series 2013B, Rev., 5.00%, 6/1/2022	80,000	82,843

Series 2015B, Rev., 5.00%, 6/1/2022	35,000	36,244

Series A, Rev., 5.00%, 6/1/2022	50,000	51,777

Series E, Rev., 5.00%, 6/1/2022	25,000	25,889

Series 2012A, Rev., 5.00%, 9/1/2022 (b)	200,000	209,724

Series 2014D, Rev., 5.00%, 9/1/2022	80,000	83,792

Series 2019A, Rev., 4.00%, 6/1/2024	30,000	32,976

Series 2014D, Rev., 5.00%, 9/1/2024	25,000	28,437

Tender Option Bond Trust Receipts/Certificates Series 2020-XG0302, Rev., VRDO, LIQ: Barclays Bank plc, 0.10%, 9/10/2021 (c) (f)	3,680,000	3,680,000

Total South Dakota		8,192,331

Tennessee — 1.2%

Chattanooga Health Educational and Housing Facility Board, Catholic Health Initiatives Series 2013A, Rev., 5.25%, 1/1/2023 (b)	1,635,000	1,742,837

City of Chattanooga

GO, 5.00%, 10/1/2021	50,000	50,198

GO, 3.13%, 10/1/2025	140,000	144,491

City of Chattanooga, Electric System

Series 2015A, Rev., 5.00%, 9/1/2021	230,000	230,000

Series C, Rev., 5.00%, 9/1/2021	25,000	25,000

Series A, Rev., 5.00%, 9/1/2022	75,000	78,679

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Tennessee — continued

City of Clarksville, Electric System Rev., 2.00%, 9/1/2022	50,000	50,958

City of Clarksville, Water Sewer and Gas

Rev., 5.00%, 2/1/2022 (b)	50,000	51,014

Rev., 5.00%, 2/1/2023	30,000	32,066

City of Franklin, Public Improvement GO, 5.00%, 4/1/2022	50,000	51,432

City of Kingsport

GO, 5.00%, 3/1/2022	25,000	25,613

Series 2017A, GO, 5.00%, 3/1/2022	150,000	153,680

City of Knoxville, Wastewater System

Series 2015A, Rev., 5.00%, 4/1/2022	25,000	25,708

Series 2017A, Rev., 5.00%, 4/1/2022	25,000	25,709

City of Memphis, Electric System Rev., 5.00%, 12/1/2021	65,000	65,792

City of Memphis, General Improvement

GO, 5.00%, 9/7/2021	155,000	155,104

GO, 5.00%, 5/1/2022	30,000	30,968

GO, 5.00%, 6/1/2022	75,000	77,724

GO, 5.00%, 5/1/2023	35,000	37,807

City of Memphis, Sanitary Sewerage System

Rev., 5.00%, 10/1/2021	290,000	291,152

Rev., 4.00%, 7/1/2022	50,000	51,628

Rev., 5.00%, 10/1/2022	45,000	47,390

City of Morristown GO, 4.00%, 10/1/2021	100,000	100,310

City of Murfreesboro

GO, 5.00%, 9/1/2021	50,000	51,843

Series 2020C, GO, 3.00%, 2/1/2022	35,000	35,425

Columbia Housing and Redevelopment Corp., Multi-Family Housing, Northridge Project Rev., VRDO, 2.40%, 9/1/2021 (c)	150,000	150,000

County of Hamilton GO, 3.00%, 3/1/2022	25,000	25,361

County of Knox Series 2020A, GO, 5.00%, 8/1/2022	30,000	31,349

County of Madison

GO, 5.00%, 4/1/2022	100,000	102,817

GO, 5.00%, 4/1/2023	50,000	53,803

County of Maury GO, 5.00%, 4/1/2024	30,000	33,698

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	361

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Tennessee — continued

County of Montgomery, Public Improvement GO, 4.00%, 4/1/2022	20,000	20,454

County of Putnam GO, 5.00%, 4/1/2022	25,000	25,713

County of Rutherford

GO, 3.00%, 4/1/2022 (b)	20,000	20,333

GO, 5.00%, 4/1/2022	100,000	102,840

Series 2013A, GO, 5.00%, 4/1/2022	40,000	41,136

County of Shelby

Series 2012A, GO, 4.00%, 3/1/2022	120,000	122,347

Series A, GO, 5.00%, 3/1/2022	50,000	51,227

Series 2015A, GO, 5.00%, 4/1/2022	50,000	51,432

Series 2019B, GO, 5.00%, 4/1/2022	50,000	51,432

County of Shelby, Public Improvement

Series 2017A, GO, 5.00%, 4/1/2022	30,000	30,859

Series 2019A, GO, 5.00%, 4/1/2022	50,000	51,432

County of Sullivan Series 2015A, GO, 5.00%, 4/1/2022	25,000	25,713

County of Sumner, School and Public Improvement

GO, 5.00%, 12/1/2021	20,000	20,243

GO, 5.00%, 12/1/2022	125,000	132,670

County of Williamson GO, 5.00%, 4/1/2022 (b)	60,000	61,711

County of Williamson, School and Public Improvement Series 2015B, GO, 2.00%, 4/1/2022	100,000	101,117

Greeneville Health and Educational Facilities Board, Ballad Health Obligated Group

Series 2018A, Rev., 5.00%, 7/1/2022	45,000	46,789

Series 2018A, Rev., 5.00%, 7/1/2025	120,000	130,225

Greeneville Health and Educational Facilities Board, People RD Portfolio Project Rev., 1.45%, 12/1/2021 (c)	25,000	25,080

Hallsdale-Powell Utility District, Water and Sewer Rev., 5.00%, 4/1/2023	45,000	48,430

Health Educational and Housing Facility Board of the City of Memphis (The), Burkle and Main Apartments Project Rev., 1.40%, 5/1/2022 (c)	125,000	125,932

Johnson City Energy Authority, Electric System Rev., 5.00%, 5/1/2022	50,000	51,634

Knox County Health Educational and Housing Facility Board, Covenant Village Project Rev., 0.30%, 8/1/2022 (c)	475,000	475,485

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Tennessee — continued

Mallory Valley Utility District, Waterworks System Rev., 5.00%, 9/1/2023	75,000	82,215

Memphis Center City Revenue Finance Corp., Pyramid and Pinch District Redevelopment Rev., AGM, 4.50%, 11/1/2021 (b)	100,000	100,721

Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Trevecca Nazarene University Project

Series 2021B, Rev., 4.00%, 10/1/2023	130,000	139,131

Series 2021B, Rev., 4.00%, 10/1/2024	170,000	187,056

Series 2021B, Rev., 4.00%, 10/1/2025	170,000	191,484

Metropolitan Government Nashville and Davidson County, Health and Educational Facilities, Belmont University Project Rev., 4.00%, 11/1/2021	75,000	75,433

Metropolitan Government Nashville and Davidson County, Health and Educational Facilities, The Vanderbilt University Series 2012D, Rev., 4.00%, 10/3/2022 (b)	130,000	135,328

Metropolitan Government Nashville and Davidson County, Sports Authority, Public Improvement Rev., 5.00%, 7/1/2023	85,000	92,439

Metropolitan Government of Nashville and Davidson County

Series 2013A, GO, 5.00%, 1/1/2022	20,000	20,326

Series 2021C, GO, 5.00%, 1/1/2022	50,000	50,814

GO, 5.00%, 7/1/2022	375,000	390,268

Series 2015A, GO, 5.00%, 7/1/2022	165,000	171,743

Series 2015C, GO, 5.00%, 7/1/2022	200,000	208,173

Metropolitan Government of Nashville and Davidson County, Electric System Series 2015A, Rev., 5.00%, 5/15/2022	20,000	20,692

Metropolitan Government of Nashville and Davidson County, Water and Sewer

Series A, Rev., AGM, 5.25%, 1/1/2022 (b)	25,000	25,426

Series 2017A, Rev., 4.00%, 7/1/2022	50,000	51,628

Rev., 5.00%, 7/1/2022	70,000	72,861

SEE NOTES TO FINANCIAL STATEMENTS.

362	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Tennessee — continued

Series 2020B, Rev., 5.00%, 7/1/2022	50,000	52,043

Series 2017B, Rev., 5.00%, 7/1/2023	25,000	27,236

Series 2020B, Rev., 5.00%, 7/1/2023	35,000	38,131

Metropolitan Nashville Airport Authority (The) Series 2015A, Rev., 4.00%, 7/1/2022	70,000	72,274

Pigeon Forge Industrial Development Board, Public Facility Rev., 5.00%, 9/10/2021	75,000	75,081

Public Building Authority of Sevier County, Local Government Public Improvement Rev., VRDO, GTD, LOC: Bank of America NA, 0.02%, 9/8/2021 (c)	13,365,000	13,365,000

Rutherford County Consolidated Utility District Rev., 4.00%, 2/1/2022	75,000	76,215

Shelby County Health Educational and Housing Facilities Board, Methodist Le Bonheur Healthcare

Series 2017A, Rev., 5.00%, 5/1/2022	35,000	36,118

Series 2017A, Rev., 5.00%, 5/1/2023	150,000	161,924

Series 2017A, Rev., 5.00%, 5/1/2025	160,000	185,497

Shelby County Health Educational and Housing Facilities Board, The Village of Germantown

Rev., 5.00%, 12/1/2022 (b)	325,000	342,371

Rev., 5.38%, 12/1/2022 (b)	80,000	85,134

State of Tennessee

Series 2011A, GO, 5.00%, 10/1/2021	125,000	125,497

Series A, GO, 5.00%, 10/1/2021	50,000	50,197

Series 2009B, GO, 5.00%, 11/1/2021	200,000	201,619

Tennergy Corp., Gas Supply Series 2019A, Rev., LIQ: Royal Bank of Canada, 5.00%, 10/1/2024 (c)	50,000	56,809

Tennessee Energy Acquisition Corp., Gas Project

Series 2006A, Rev., 5.25%, 9/1/2021	1,000,000	1,000,000

Series 2006A, Rev., 5.25%, 9/1/2022	50,000	52,484

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Tennessee — continued

Tennessee State School Bond Authority, Higher Educational Facilities Second Program

Rev., 5.00%, 11/1/2021	100,000	100,808

Series 2014B, Rev., 5.00%, 11/1/2021	335,000	337,706

Series 2015B, Rev., 5.00%, 11/1/2021	135,000	136,090

Rev., 5.00%, 11/1/2022	115,000	121,575

Series 2013A, Rev., 5.00%, 11/1/2022	55,000	58,113

Series 2018A, Rev., 5.00%, 11/1/2022	65,000	68,716

Series B, Rev., 5.00%, 11/1/2022	20,000	21,144

Series B, Rev., 5.00%, 11/1/2024	20,000	23,005

Town of Collierville Series 2015A, GO, 5.00%, 1/1/2022	75,000	76,224

Town of Collierville, Water and Sewer System GO, 4.00%, 11/1/2021	30,000	30,193

Wilson County Tenth Special School District, Limited Obligation School GO, 4.00%, 4/1/2022	40,000	40,902

Total Tennessee		24,877,634

Texas — 8.5%

Abilene Independent School District, Unlimited Tax School Building GO, PSF-GTD, 5.00%, 2/15/2022	55,000	56,229

Addicks Utility District, Waterworks & Sewer System, Unlimited Tax GO, AGM, 4.00%, 9/1/2023	495,000	530,692

Alamo Community College District, Financing System Senior Lien

Series 2012A, Rev., 5.00%, 11/1/2021	120,000	120,971

Series 2012A, Rev., 5.00%, 11/1/2022	35,000	37,010

Alamo Community College District, Maintenance Tax

GO, 4.00%, 2/15/2022	95,000	96,653

GO, 5.50%, 2/15/2022	85,000	87,092

Alamo Regional Mobility Authority, Vehicle Registration Fee Senior Lien

Rev., 5.00%, 6/15/2022	115,000	119,449

Rev., 5.00%, 6/15/2023	50,000	54,356

Aledo Independent School District, Unlimited Tax GO, PSF-GTD, Zero Coupon, 2/15/2022	85,000	84,922

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	363

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Texas — continued

Alief Independent School District, School Building, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2022	20,000	20,444

Allen Economic Development Corp., Sales Tax Series 2017A, Rev., 4.00%, 9/1/2021	135,000	135,000

Allen Independent School District, School Building, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2022 (b)	40,000	40,887

Alvin Independent School District, Unlimited Tax Series 2014A, GO, PSF-GTD, 5.00%, 2/15/2022	100,000	102,206

Arlington Higher Education Finance Corp.

Series 2021A, Rev., 5.00%, 8/15/2022	60,000	62,352

Series 2021A, Rev., 5.00%, 8/15/2023	155,000	167,085

Arlington Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2022	20,000	20,447

Aubrey Independent School District, Capital Appreciation, Unlimited Tax GO, PSF-GTD, Zero Coupon, 2/15/2023	25,000	24,901

Austin Community College District Public Facility Corp., Hays New Campus Project Rev., 4.00%, 8/1/2022 (b)	25,000	25,888

Austin Community College District Public Facility Corp., Highland Campus — Building 3000 Project Rev., 5.00%, 8/1/2023	25,000	27,291

Austin Community College District Public Facility Corp., Round Rock Campus Rev., 5.00%, 8/1/2022	25,000	26,112

Austin Community College District, Combined Fee Series 2016A, Rev., 4.00%, 2/1/2023	125,000	131,826

Austin Community College District, Limited Tax

GO, 5.00%, 8/1/2022	20,000	20,892

GO, 5.00%, 8/1/2023	35,000	38,243

Austin Independent School District, Unlimited Tax Series 2014B, GO, 5.00%, 8/1/2022	20,000	20,899

Barbers Hill Independent School District, Unlimited Tax

GO, 5.00%, 2/15/2022	165,000	168,686

GO, PSF-GTD, 5.00%, 2/15/2023	35,000	37,434

GO, 5.00%, 2/15/2023	40,000	42,696

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Texas — continued

Series 2014A, GO, PSF-GTD, 5.00%, 2/15/2023	35,000	37,434

Bastrop Independent School District, Unlimited Tax Series 2013A, GO, PSF-GTD, 3.00%, 2/15/2023	140,000	143,858

Bay City Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2025	40,000	46,403

Belton Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2022 (b)	85,000	86,885

Bexar County Hospital District GO, 5.00%, 2/15/2022	85,000	86,868

Bexar County Hospital District, Limited Tax

GO, 5.00%, 2/15/2022	55,000	56,208

GO, 5.00%, 2/15/2023	200,000	214,028

Birdville Independent School District, Unlimited Tax Series 2015B, GO, PSF-GTD, 5.00%, 2/15/2022	25,000	25,559

Board of Regents of the University of Texas System, Financing System

Series 2016G-1, Rev., VRDO, LIQ: University of Texas Investment Management Co. (The), 0.05%, 9/9/2021 (c)	1,485,000	1,485,000

Series 2012A, Rev., 5.00%, 9/10/2021	55,000	57,578

Series 2012A, Rev., 5.00%, 2/15/2022 (b)	35,000	35,776

Series 2010B, Rev., 5.00%, 8/15/2022	180,000	188,436

Series 2012B, Rev., 5.00%, 8/15/2022 (b)	255,000	266,871

Series 2016C, Rev., 5.00%, 8/15/2022	30,000	31,406

Series 2016D, Rev., 5.00%, 8/15/2022	25,000	26,172

Series 2016E, Rev., 5.00%, 8/15/2022	80,000	83,749

Series 2016-I, Rev., 5.00%, 8/15/2022	340,000	355,935

Series 2016J, Rev., 5.00%, 8/15/2022	80,000	83,749

Series 2016D, Rev., 5.00%, 8/15/2023	75,000	82,134

Series 2017C, Rev., 5.00%, 8/15/2023	25,000	27,378

SEE NOTES TO FINANCIAL STATEMENTS.

364	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Texas — continued

Boerne Public Facilities Corp., Liv at Boerne Senior Apartments Rev., 2.75%, 11/1/2021 (c)	250,000	251,065

Brazoria County Municipal Utility District No. 17, Unlimited Tax GO, AGM, 4.00%, 9/1/2023	50,000	53,605

Brazosport Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2022	50,000	51,108

Brazosport Water Authority, Water Supply System Series 2015C, Rev., 4.00%, 9/1/2022	25,000	25,939

Brock Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2022	55,000	57,583

Bryan Independent School District, Unlimited Tax

GO, PSF-GTD, 3.00%, 2/15/2022	25,000	25,330

GO, PSF-GTD, 4.00%, 2/15/2023	120,000	126,712

Buna Independent School District, School Building, Unlimited Tax GO, PSF-GTD, 2.25%, 8/15/2023	80,000	82,164

Calhoun County Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2022	20,000	20,447

Canadian River Municipal Water Authority Corp., Conjunctive Use Groundwater Supply Project Rev., 5.00%, 2/15/2023	150,000	153,170

Canyon Regional Water Authority, Wells Ranch I Project Rev., 5.00%, 8/1/2022	30,000	31,349

Capital Area Housing Finance Corp., Multi-Family Housing, Mission Trail at El Camino Real Apartments Rev., 2.10%, 9/1/2022 (c)	125,000	125,111

Carrizo Springs Consolidated Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 8/15/2022 (b)	60,000	62,193

Carroll Independent School District, Unlimited Tax

GO, PSF-GTD, 5.00%, 2/15/2022	40,000	40,890

GO, PSF-GTD, 5.00%, 2/15/2023	35,000	37,487

Carrollton-Farmers Branch Independent School District, Unlimited Tax

GO, PSF-GTD, 5.00%, 2/15/2022	155,000	158,455

GO, PSF-GTD, 5.00%, 2/15/2023	25,000	26,768

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Texas — continued

Center Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2023	45,000	48,108

Central Texas Regional Mobility Authority, Senior Lien Rev., 5.00%, 1/1/2022	20,000	20,315

Central Texas Regional Mobility Authority, Subordinated Lien

Rev., BAN, 4.00%, 1/1/2022	180,000	180,607

Rev., 5.00%, 1/1/2023 (b)	305,000	324,739

Series 2020F, Rev., BAN, 5.00%, 1/1/2025	670,000	755,249

Central Texas Turnpike System

Series 2002-A, Rev., AMBAC, Zero Coupon, 8/15/2022	40,000	39,898

Series 2002-A, Rev., AGM-CR, AMBAC, Zero Coupon, 8/15/2022	30,000	29,952

Series 2012-A, Rev., 5.00%, 8/15/2022 (b)	705,000	737,820

Series C, Rev., 5.00%, 8/15/2022	150,000	155,487

Cinco Southwest Municipal Utility District No. 1 Rev., GTD, 3.00%, 12/1/2021	100,000	100,701

City of Abilene

GO, 4.00%, 2/15/2022	275,000	279,836

GO, 5.00%, 2/15/2022 (b)	105,000	107,328

GO, 4.00%, 2/15/2023	105,000	110,889

GO, 5.00%, 2/15/2024	25,000	27,863

City of Abilene, Combination Tax

GO, 4.00%, 2/15/2022	85,000	86,495

GO, 5.00%, 2/15/2022	130,000	132,874

City of Albany, Combination Tax GO, AGM, 4.00%, 2/1/2023	30,000	31,433

City of Alice Series A, GO, AGM, 3.00%, 2/1/2022	100,000	101,106

City of Amarillo, Waterworks and Sewer System Rev., 5.00%, 4/1/2022	20,000	20,573

City of Arlington, Permanent Improvement

Series B, GO, 3.00%, 8/15/2022	25,000	25,688

GO, 5.00%, 8/15/2023	25,000	27,368

City of Arlington, Water & Wastewater System Series 2013B, Rev., 3.00%, 6/1/2022	50,000	51,073

City of Austin GO, 5.00%, 9/1/2021	30,000	30,000

City of Austin, Electric Utility System

Series 2015A, Rev., 5.00%, 11/15/2021	265,000	267,642

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	365

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Texas — continued

Series 2015A, Rev., 5.00%, 11/15/2022	85,000	90,010

City of Austin, Public Improvement

GO, 5.00%, 9/1/2021	745,000	745,000

Series 2013A, GO, 5.00%, 9/1/2021	70,000	70,000

GO, 5.00%, 9/1/2022	110,000	115,384

GO, 5.00%, 11/1/2022	25,000	26,426

GO, 5.00%, 9/1/2023	70,000	76,808

City of Austin, Public Property Finance Contractual Obligations GO, 5.00%, 11/1/2021	170,000	171,370

City of Austin, Public Property Financing GO, 5.00%, 11/1/2022	65,000	68,708

City of Austin, Water & Wastewater System

Series 2015A, Rev., 5.00%, 11/15/2021	25,000	25,249

Rev., 5.00%, 11/15/2022	100,000	105,881

Rev., 5.00%, 11/15/2023	20,000	21,176

Rev., 5.00%, 11/15/2024	50,000	50,496

Rev., 5.00%, 11/15/2026	280,000	282,775

City of Baytown

GO, 5.00%, 2/1/2022	170,000	173,458

GO, 5.00%, 2/1/2023	60,000	64,115

City of Beaumont Series 2020A, GO, 5.00%, 3/1/2022	65,000	66,578

City of Beaumont, Waterworks & Sewer System

Series 2014A, Rev., AGM, 5.00%, 9/1/2021	200,000	200,000

Rev., 5.00%, 9/1/2022 (b)	55,000	57,674

Series A, Rev., AGM, 5.00%, 9/1/2022	105,000	109,988

City of Boerne GO, 4.00%, 3/1/2022	100,000	101,931

City of Brownsville GO, 4.00%, 2/15/2022	265,000	269,538

City of Brownsville, Utilities System

Rev., AGM, 5.00%, 9/1/2022	125,000	130,809

Series 2013A, Rev., 5.00%, 9/1/2024	100,000	109,135

City of Bryan

GO, 3.00%, 8/15/2022	30,000	30,823

GO, 4.00%, 8/15/2022	50,000	51,848

City of Bryan, Rural Electric System Rev., 5.00%, 7/1/2022	105,000	109,003

City of Buda GO, 5.00%, 8/15/2024	20,000	22,768

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Texas — continued

City of Buda, Combination Tax GO, 5.00%, 8/15/2022	105,000	109,859

City of Burleson GO, 4.00%, 3/1/2022	35,000	35,667

City of Cedar Hill

GO, 5.00%, 2/15/2022	90,000	91,990

GO, 5.00%, 2/15/2023	25,000	26,704

City of Cedar Park

GO, 4.00%, 2/15/2022	75,000	76,319

GO, 5.00%, 2/15/2022	50,000	51,106

GO, 5.00%, 2/15/2023	30,000	32,100

GO, 5.00%, 2/15/2025	40,000	46,402

City of Cedar Park, Utility System Rev., 3.00%, 8/15/2022	25,000	25,686

City of Cleveland GO, 3.00%, 3/1/2022	40,000	40,556

City of College Station

GO, 5.00%, 2/15/2022	65,000	66,434

GO, 5.00%, 2/15/2023	50,000	53,515

City of Conroe

Series 2018B, GO, 5.00%, 11/15/2024	25,000	28,755

Series 2019A, GO, 5.00%, 3/1/2025	35,000	40,668

City of Conroe, Certificates of Obligation Series 2020C, GO, 5.00%, 11/15/2021	165,000	166,652

City of Conroe, Water & Sewer System Series 2011, Rev., 3.00%, 11/15/2021	40,000	40,229

City of Coppell, Combination Tax and Limited Surplus GO, 5.00%, 2/1/2023	50,000	53,436

City of Corpus Christi, General Improvement

GO, 5.00%, 3/1/2022	300,000	307,253

GO, 5.00%, 3/1/2023	40,000	42,897

Series 2020A, GO, 5.00%, 3/1/2023	35,000	37,534

City of Corpus Christi, Junior Lien Utility System Rev., 5.00%, 7/15/2022	120,000	125,079

City of Crowley, Combination Tax GO, 3.00%, 2/1/2022	25,000	25,286

City of Dallas

GO, 5.00%, 2/15/2022	195,000	199,330

Series 2019A, GO, 5.00%, 2/15/2022	145,000	148,220

GO, 5.00%, 2/15/2023	685,000	709,414

GO, 5.00%, 2/15/2025	200,000	213,975

City of Dallas Housing Finance Corp., Multi-Family, Palladium Redbird Rev., 1.50%, 4/1/2022 (c)	2,715,000	2,734,917

SEE NOTES TO FINANCIAL STATEMENTS.

366	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Texas — continued

City of Dallas, Waterworks & Sewer System

Rev., 5.00%, 10/1/2021	35,000	35,139

Series 2012A, Rev., 5.00%, 10/1/2021	60,000	60,239

Rev., 5.00%, 10/1/2022 (b)	75,000	75,289

Series 2020C, Rev., 5.00%, 10/1/2022	70,000	73,679

City of Deer Park, Certificates of Obligation

GO, 3.00%, 3/15/2022	50,000	50,765

GO, 3.00%, 3/15/2024	25,000	26,747

City of Denton

GO, 2.00%, 2/15/2022	115,000	115,929

GO, 4.00%, 2/15/2022	65,000	66,113

GO, 5.00%, 2/15/2022	65,000	66,407

GO, 5.00%, 2/15/2023	25,000	26,720

City of Denton, Certificates of Obligation GO, 5.00%, 2/15/2022	205,000	209,533

City of Denton, Utility System Rev., 5.00%, 12/1/2022	1,230,000	1,302,752

City of Eagle Pass, Limited Tax GO, 4.00%, 3/1/2022	75,000	76,433

City of Edinburg GO, 5.00%, 3/1/2022	45,000	46,074

City of El Campo, Certificates of Obligation Series 2015A, GO, 4.00%, 2/1/2022	100,000	101,557

City of El Paso

GO, 5.00%, 8/15/2022	135,000	141,314

Series 2019A, GO, 5.00%, 8/15/2022	105,000	109,910

Series 2014A, GO, 5.00%, 8/15/2023	50,000	54,736

City of El Paso Municipal Drainage Utility System

Rev., 4.00%, 3/1/2022 (b)	25,000	25,478

Rev., 5.00%, 3/1/2022	135,000	138,298

City of El Paso, Certificates of Obligations, Combination Tax GO, 5.00%, 8/15/2022	85,000	88,975

City of El Paso, Water and Sewer System

Rev., 4.00%, 3/1/2022	25,000	25,487

Series 2012A, Rev., 4.00%, 3/1/2022 (b)	40,000	40,775

Rev., 5.00%, 3/1/2022	180,000	184,394

Series 2012A, Rev., 5.00%, 3/1/2022 (b)	25,000	25,609

Rev., 5.00%, 3/1/2023	50,000	53,660

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Texas — continued

City of Farmers Branch GO, 4.00%, 2/15/2025	35,000	39,389

City of Farmers Branch, Combination Tax GO, 5.00%, 2/15/2023	30,000	32,081

City of Fort Worth, Water and Sewer System Improvement

Rev., 5.00%, 2/15/2022	50,000	51,112

Series 2020A, Rev., 5.00%, 2/15/2022	180,000	184,005

Series 2015A, GO, 5.00%, 3/1/2022	470,000	481,459

City of Friendswood, Waterworks & Sewer System Rev., 4.00%, 3/1/2022	100,000	101,916

City of Frisco

GO, 5.00%, 2/15/2022	230,000	235,085

Series 2015A, GO, 5.00%, 2/15/2022	80,000	81,769

GO, 5.00%, 2/15/2023	40,000	42,824

Series 2011, GO, 5.00%, 2/15/2023	45,000	45,176

GO, 5.00%, 2/15/2025	35,000	40,668

City of Frisco, Combination Tax & Surplus GO, 3.00%, 2/15/2022	20,000	20,261

City of Garland

GO, 5.00%, 2/15/2022	80,000	81,772

GO, 5.00%, 2/15/2023	35,000	37,476

Series 2015A, GO, 5.00%, 2/15/2023	25,000	26,769

City of Garland, Combination Tax GO, 5.00%, 2/15/2022	110,000	112,437

City of Garland, Electric Utility System

Rev., 5.00%, 3/1/2022	30,000	30,713

Series 2019A, Rev., 5.00%, 3/1/2022	660,000	675,688

Rev., 5.00%, 3/1/2023	350,000	374,744

Series 2016B, Rev., 5.00%, 3/1/2023	335,000	358,683

Series 2019A, Rev., 5.00%, 3/1/2023	510,000	546,055

Rev., 5.00%, 3/1/2025	250,000	287,657

Series 2019A, Rev., 5.00%, 3/1/2025	3,480,000	4,004,186

Rev., 5.00%, 3/1/2026	250,000	297,124

Series 2019A, Rev., 5.00%, 3/1/2026	240,000	285,240

City of Georgetown GO, 5.00%, 8/15/2022	40,000	41,859

City of Georgetown, Combination Tax GO, 5.00%, 8/15/2022	25,000	26,162

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	367

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Texas — continued

City of Granbury, Combination Tax GO, 5.00%, 8/15/2022	35,000	36,623

City of Grand Prairie, Combination Tax

GO, 4.00%, 2/15/2022	55,000	55,977

Series 2019A, GO, 4.00%, 2/15/2022	35,000	35,622

City of Grapevine

GO, 5.00%, 2/15/2022	55,000	56,211

GO, 5.00%, 2/15/2023	40,000	42,787

City of Grapevine, Combination Tax

GO, 3.00%, 2/15/2022	25,000	25,324

GO, 5.00%, 2/15/2022	85,000	86,871

Series 2015A, GO, 5.00%, 8/15/2022	170,000	177,867

City of Heath, Certificates of Obligation, Combination Tax and Surplus

GO, 4.00%, 2/15/2022	35,000	35,615

GO, 5.00%, 2/15/2025	40,000	46,328

City of Houston Series 2019C, GO, 5.00%, 3/1/2022	110,000	112,687

City of Houston, Airport System, Subordinate Lien

Series 2012B, Rev., 5.00%, 7/1/2022 (b)	95,000	98,815

Series 2018B, Rev., 5.00%, 7/1/2022	180,000	187,263

Series 2018D, Rev., 5.00%, 7/1/2022	45,000	46,816

Series 2018D, Rev., 5.00%, 7/1/2026	45,000	54,675

Series 2020B, Rev., 5.00%, 7/1/2026	35,000	42,525

City of Houston, Combined Utility System, Capital Appreciation Rev., AGM, Zero Coupon, 12/1/2022	60,000	59,883

City of Houston, Combined Utility System, First Lien

Series 2011D, Rev., 4.00%, 11/15/2021	25,000	25,199

Series 2012F, Rev., 4.00%, 11/15/2021 (b)	150,000	151,186

Series 2013B, Rev., 4.00%, 11/15/2021	70,000	70,558

Series 2017B, Rev., 4.00%, 11/15/2021	35,000	35,279

Series 2019B, Rev., 4.00%, 11/15/2021	145,000	146,155

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Texas — continued

Series 2011D, Rev., 5.00%, 11/15/2021 (b)	690,000	696,860

Series 2011E, Rev., 5.00%, 11/15/2021	25,000	25,250

Series 2011F, Rev., 5.00%, 11/15/2021 (b)	75,000	75,745

Series 2012D, Rev., 5.00%, 11/15/2021	255,000	257,548

Series 2012F, Rev., 5.00%, 11/15/2021 (b)	100,000	100,993

Series 2014D, Rev., 5.00%, 11/15/2021	125,000	126,249

Series 2016B, Rev., 5.00%, 11/15/2021	270,000	272,692

Series 2018D, Rev., 5.00%, 11/15/2021	25,000	25,250

Series 2014C, Rev., 5.00%, 5/15/2022	550,000	568,985

Series 2012D, Rev., 4.00%, 11/15/2022 (b)	80,000	83,680

Series 2012D, Rev., 5.00%, 11/15/2022 (b)	40,000	42,345

Series 2014D, Rev., 5.00%, 11/15/2022	230,000	243,556

Series 2016B, Rev., 5.00%, 11/15/2022	250,000	264,735

Series 2018D, Rev., 5.00%, 11/15/2022	180,000	190,609

Series 2014C, Rev., 5.00%, 5/15/2023	60,000	64,987

Series 2002C, Rev., 5.00%, 11/15/2023	25,000	27,680

Series 2014D, Rev., 5.00%, 11/15/2023	30,000	33,216

City of Houston, Combined Utility System, Junior Lien, Capital Appreciation

Series A, Rev., AGM, Zero Coupon, 12/1/2021 (b)	295,000	294,890

Series A, Rev., AGM, Zero Coupon, 12/1/2024	85,000	83,931

City of Houston, Demolition Program Series 2013A, GO, 5.00%, 3/1/2023	30,000	32,196

City of Houston, Public Improvement

Series 2012A, GO, 4.00%, 3/1/2022	25,000	25,487

Series 2012A, GO, 5.00%, 3/1/2022 (b)	230,000	235,586

Series 2014A, GO, 5.00%, 3/1/2022	25,000	25,611

Series 2014A, GO, 5.00%, 3/1/2023	20,000	21,464

SEE NOTES TO FINANCIAL STATEMENTS.

368	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Texas — continued

Series 2017A, GO, 5.00%, 3/1/2023	55,000	59,026

Series 2017A, GO, 5.00%, 3/1/2024	90,000	100,821

City of Hutto Series 2019A, GO, 5.00%, 8/1/2025	20,000	23,455

City of Irving, Waterworks & Sewer System

Rev., 5.00%, 8/15/2022	25,000	26,169

Series 2017B, Rev., 5.00%, 8/15/2022	20,000	20,936

City of Kenedy, Combination Tax, Certificates of Obligation GO, 4.00%, 5/1/2025	25,000	28,264

City of Kyle GO, 4.00%, 8/15/2022	35,000	36,273

City of Lakeway GO, 4.00%, 2/1/2024	45,000	48,947

City of Laredo

GO, 4.00%, 2/15/2022	70,000	71,215

GO, 5.00%, 2/15/2022	70,000	71,531

GO, 5.00%, 2/15/2023	160,000	171,028

GO, 5.00%, 2/15/2024	25,000	27,856

City of Laredo, Combination Tax, Certificates of Obligation GO, 5.00%, 2/15/2025	40,000	46,298

City of Laredo, Toll Bridge Rev., 5.00%, 10/1/2021	500,000	501,924

City of Laredo, Waterworks & Sewer System

Rev., AGM, 3.50%, 3/1/2022 (b)	300,000	305,023

Rev., AGM, 3.63%, 3/1/2022 (b)	215,000	218,734

City of League City Series 2011A, GO, 5.00%, 2/15/2022	25,000	25,550

City of Leander, Combination Tax GO, 4.00%, 8/15/2022	25,000	25,904

City of Lewisville GO, 5.00%, 2/15/2022	50,000	51,113

City of Longview GO, 5.00%, 6/1/2022	60,000	62,183

City of Lubbock

GO, 5.00%, 2/15/2022	270,000	275,983

Series 2016A, GO, 4.00%, 2/15/2023	35,000	36,968

City of Lubbock, Certificates of Obligation GO, 5.00%, 2/15/2022	50,000	51,108

City of Lubbock, Combination Tax GO, 5.00%, 2/15/2022	55,000	56,219

City of Lubbock, Electric Light and Power System

Rev., 5.00%, 4/15/2022	175,000	180,292

Rev., 5.00%, 4/15/2024	400,000	449,797

Rev., 5.00%, 4/15/2025	125,000	145,879

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Texas — continued

City of Lubbock, Tax and Waterworks System

GO, 4.00%, 2/15/2022	20,000	20,352

GO, 5.00%, 2/15/2022	115,000	117,548

Series 2018A, GO, 5.00%, 2/15/2022	30,000	30,665

City of Mansfield, Combination Tax, Certificates of Obligation

GO, 4.00%, 2/15/2022	45,000	45,791

GO, 2.00%, 2/15/2024	25,000	25,205

City of McAllen GO, 5.00%, 2/15/2022	50,000	51,117

City of McAllen, Limited Tax GO, 5.00%, 2/15/2023	25,000	26,731

City of McAllen, Water & Sewer Rev., 5.00%, 2/1/2023	25,000	26,678

City of McKinney

GO, 5.00%, 8/15/2022	95,000	99,443

GO, 5.00%, 8/15/2025	25,000	29,550

City of McKinney, Waterworks & Sewer System Rev., 5.00%, 3/15/2022	25,000	25,652

City of Mesquite

GO, 4.00%, 2/15/2022	45,000	45,792

GO, 5.00%, 2/15/2023	30,000	32,113

City of Mesquite, Combination Tax, Certificates of Obligation GO, 3.00%, 2/15/2022	55,000	55,718

City of Mesquite, Waterworks & Sewer System

Rev., 3.00%, 3/1/2022	140,000	142,008

Rev., 3.00%, 3/1/2023	45,000	46,920

City of Midland

GO, 5.00%, 3/1/2022	25,000	25,606

Series 2018A, GO, 5.00%, 3/1/2025	70,000	81,363

City of Midland, Certificates of Obligation GO, 5.00%, 3/1/2025	40,000	46,493

City of Midlothian GO, 5.00%, 2/1/2022	20,000	20,402

City of Midlothian, Combination Tax, Navarro College District GO, 3.00%, 8/15/2024	25,000	27,006

City of Missouri

GO, 5.00%, 6/15/2022	50,000	51,902

GO, 4.00%, 8/15/2022	100,000	103,685

GO, 5.00%, 6/15/2023	35,000	38,003

GO, 5.00%, 6/15/2024	30,000	33,900

City of Missouri, Combination Tax Series 2018A, GO, 5.00%, 6/15/2022	20,000	20,761

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	369

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Texas — continued

City of Mont Belvieu GO, 5.00%, 8/15/2023	50,000	54,643

City of New Braunfels GO, 5.00%, 2/1/2022	115,000	117,320

City of New Braunfels, Certificates of Obligation GO, 4.00%, 2/1/2022	35,000	35,561

City of New Braunfels, Combination Tax, Certificates of Obligation

GO, 3.00%, 2/1/2022	30,000	30,357

Series 2014A, GO, 3.00%, 2/1/2022	50,000	50,595

GO, 5.00%, 2/1/2023	60,000	64,115

GO, 5.00%, 2/1/2025	40,000	46,412

City of New Braunfels, Utility System

Rev., 5.00%, 7/1/2022	25,000	26,011

Rev., 5.00%, 7/1/2023	20,000	21,770

City of Odessa GO, 4.00%, 3/1/2023	100,000	105,530

City of Pasadena

Series 2016A, GO, 5.00%, 2/15/2022	25,000	25,559

Series 2012A, GO, 5.00%, 2/15/2024	55,000	55,218

City of Pearland, Permanent Improvement

GO, 3.00%, 3/1/2022	525,000	532,422

GO, 4.00%, 3/1/2022	25,000	25,478

Series 2016B, GO, 5.00%, 3/1/2022	105,000	107,528

GO, 5.00%, 3/1/2024	40,000	44,639

Series 2016B, GO, 5.00%, 3/1/2024	25,000	27,899

City of Pearland, Waterworks and Sewer System Series 2017C, Rev., 5.00%, 9/1/2021	25,000	25,000

City of Pflugerville, Limited Tax GO, 5.00%, 8/1/2022	35,000	36,564

City of Plano

GO, 5.00%, 9/1/2021	75,000	75,000

GO, 5.00%, 9/1/2022	130,000	136,363

GO, 5.00%, 9/1/2023	30,000	32,930

City of Plano, Waterworks and Sewer System Rev., 4.00%, 5/1/2022	30,000	30,765

City of Port Aransas, Combination Tax, Certificates of Obligation GO, 4.00%, 2/1/2025	25,000	28,113

City of Portland, Combination Tax, Certificates of Obligation GO, 4.00%, 8/15/2023	25,000	26,840

City of Richardson Series 2016A, GO, 5.00%, 2/15/2022	40,000	40,892

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Texas — continued

City of Richardson, Combination Tax, Certificates of Obligation GO, 3.00%, 2/15/2023	25,000	26,039

City of Richland Hills, Combination Tax, Certificates of Obligation GO, 4.00%, 8/15/2022	25,000	25,921

City of Round Rock

GO, 3.00%, 8/15/2022	70,000	71,948

GO, 5.00%, 8/15/2022	20,000	20,937

City of Round Rock, Utility System Rev., 5.00%, 8/1/2022	60,000	62,697

City of Rowlett GO, 5.00%, 2/15/2022	110,000	112,407

City of Sachse, Combination Tax and Limited Surplus Series 2017A, GO, 4.00%, 2/15/2025	65,000	72,888

City of San Antonio GO, 5.00%, 8/1/2022	30,000	31,349

City of San Antonio, Certificates of Obligation, Combination Tax GO, 5.00%, 8/1/2022	65,000	67,922

City of San Antonio, Electric and Gas Systems

Series B, Rev., 2.00%, 12/1/2021 (c)	400,000	400,609

Rev., 5.00%, 2/1/2022	1,220,000	1,244,607

Rev., 5.00%, 2/1/2023	480,000	508,357

Rev., 3.00%, 2/1/2024	175,000	179,508

Rev., 5.25%, 2/1/2024	80,000	89,749

City of San Antonio, General Improvement GO, 5.00%, 2/1/2022 (b)	25,000	25,507

City of San Antonio, Municipal Drainage Utility System Rev., 5.00%, 2/1/2022	40,000	40,815

City of San Marcos GO, 3.00%, 8/15/2022	75,000	77,043

City of San Marcos, Combination Tax, Certificates of Obligation

GO, 5.00%, 8/15/2023	40,000	43,756

GO, 5.00%, 8/15/2024	35,000	39,910

City of Sealy, Combination Tax, Certificates of Obligation GO, AGM, 5.00%, 9/1/2021	380,000	380,000

City of Seguin GO, 4.00%, 9/1/2022	25,000	25,939

City of Sherman, Combination Tax, Certificates of Obligation

GO, 5.00%, 8/15/2022	25,000	26,159

GO, 5.00%, 8/15/2024	25,000	28,468

SEE NOTES TO FINANCIAL STATEMENTS.

370	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Texas — continued

City of Sugar Land

GO, 5.00%, 2/15/2022	55,000	56,216

GO, 5.00%, 2/15/2023	45,000	48,191

City of Sugar Land, Combination Tax, Certificates of Obligation Series 2019A, GO, 4.00%, 2/15/2022	30,000	30,528

City of Sugar Land, Waterworks and Sewer System

Rev., 4.00%, 8/15/2022	70,000	72,566

Rev., 5.00%, 8/15/2022	60,000	62,771

City of Temple

GO, 4.00%, 8/1/2022	35,000	36,251

GO, 5.00%, 8/1/2022	120,000	125,383

City of Temple, Combination Tax, Certificates of Obligation

GO, 2.00%, 8/1/2022	50,000	50,845

GO, 4.00%, 8/1/2022	20,000	20,703

GO, 5.00%, 8/1/2022	25,000	26,108

City of The Colony, Combination Tax, Certificates of Obligation

GO, 5.00%, 2/15/2022	20,000	20,436

GO, 5.00%, 8/15/2023	60,000	65,546

City of Tyler, Water and Sewer System Series 2015B, Rev., 2.75%, 9/1/2021	25,000	25,000

City of Victoria GO, 5.00%, 8/15/2022	35,000	36,640

City of Victoria, Utility System Rev., 5.00%, 12/1/2022	65,000	68,946

City of Waco, Combination Tax, Certificates of Obligation

GO, 5.00%, 2/1/2022	405,000	413,238

GO, 5.00%, 2/1/2023	145,000	154,966

GO, 5.00%, 2/1/2024	20,000	22,306

GO, 5.00%, 2/1/2025	30,000	34,787

City of Waxahachie, Combination Tax, Certificates of Obligation GO, 4.00%, 8/1/2024	25,000	27,714

City of Weatherford GO, 3.00%, 3/1/2022	100,000	101,419

City of Weatherford, Utility System Rev., AGM, 5.00%, 9/1/2022	30,000	31,447

City of Wichita Falls

Series 2015A, GO, 4.00%, 9/1/2021	50,000	50,000

Series 2018A, GO, 4.00%, 9/1/2021	70,000	70,000

City of Wichita Falls, Water & Sewer System Rev., 5.00%, 8/1/2022	25,000	26,088

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Texas — continued

City of Windcrest Series 2019B, GO, 5.00%, 2/15/2023	75,000	80,090

City of Wylie

GO, 4.00%, 2/15/2022	50,000	50,879

GO, 5.00%, 2/15/2023	50,000	53,500

City of Wylie, Combination Tax GO, 4.00%, 2/15/2023	40,000	42,183

Clear Creek Independent School District, Unlimited Tax

GO, PSF-GTD, 5.00%, 2/15/2022	105,000	107,336

Series 2012B, GO, 5.00%, 2/15/2022 (b)	1,105,000	1,129,508

Clear Lake City Water Authority

GO, 4.00%, 3/1/2022	105,000	106,937

GO, 4.00%, 3/1/2023	145,000	152,996

Clifton Higher Education Finance Corp., Idea Public Schools Rev., PSF-GTD, 4.00%, 8/15/2023	25,000	26,865

Collin County Community College District, Limited Tax GO, 5.00%, 8/15/2022	30,000	31,406

Colorado Independent School District GO, PSF-GTD, 4.38%, 8/15/2023 (b)	25,000	27,033

Columbia-Brazoria Independent School District, Unlimited Tax GO, PSF-GTD, 3.00%, 2/1/2025	200,000	216,346

Comal Independent School District, Unlimited Tax

Series 2015A, GO, PSF-GTD, 5.00%, 2/1/2022	40,000	40,807

GO, PSF-GTD, 5.00%, 2/1/2025	55,000	63,756

Series B, GO, PSF-GTD, 5.00%, 2/1/2025	25,000	27,838

Community Independent School District, Unlimited Tax GO, PSF-GTD, 3.00%, 2/15/2023	45,000	46,864

Conroe Independent School District, School Building, Unlimited Tax

GO, PSF-GTD, 5.00%, 2/15/2022	40,000	40,894

Series 2014A, GO, PSF-GTD, 5.00%, 2/15/2022	50,000	51,117

Series 2016A, GO, PSF-GTD, 5.00%, 2/15/2022	50,000	51,117

Series 2016A, GO, PSF-GTD, 5.00%, 2/15/2023	35,000	37,460

Conroe Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2022	60,000	61,341

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	371

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Texas — continued

Coppell Independent School District, Unlimited Tax

GO, PSF-GTD, 5.00%, 8/15/2022	45,000	47,113

Series 2019A, GO, 5.00%, 8/15/2022	45,000	47,109

Corpus Christi Independent School District, Unlimited Tax GO, PSF-GTD, 3.00%, 8/15/2022	35,000	35,964

County of Bexar, Combination Tax

Series 2013B, GO, 5.00%, 6/15/2022	35,000	36,354

Series 2016B, GO, 5.00%, 6/15/2022	30,000	31,160

County of Bexar, Flood Control Tax

GO, 5.00%, 6/15/2022	20,000	20,774

GO, 5.00%, 6/15/2024	45,000	50,998

County of Brazoria, Unlimited Tax GO, 4.00%, 3/1/2022	50,000	50,976

County of Brazos, Limited Tax

GO, 5.00%, 9/1/2021	105,000	105,000

GO, 5.00%, 9/1/2022	20,000	20,971

County of Cameron, State Highway 550 Project GO, 5.00%, 2/15/2022 (b)	25,000	25,554

County of Collin, Permanent Improvement, Limited Tax GO, 5.00%, 2/15/2023	130,000	139,217

County of Collin, Unlimited Tax GO, 5.00%, 2/15/2022	85,000	86,899

County of Comal, Combination Tax

GO, 5.00%, 2/1/2022	50,000	51,011

Series 2017A, GO, 3.00%, 2/1/2023	25,000	25,943

County of Comal, Limited Tax

GO, 3.00%, 2/1/2023	35,000	36,321

GO, 4.00%, 2/1/2025	35,000	39,333

County of Crane GO, AGM, 3.00%, 2/15/2022	85,000	86,040

County of Denton, Permanent Improvement

GO, 4.00%, 7/15/2022	30,000	31,020

GO, 5.00%, 7/15/2022	65,000	67,774

County of Ector GO, 5.00%, 2/15/2022	400,000	408,659

County of El Paso GO, 5.00%, 2/15/2022	20,000	20,447

County of Ellis GO, 5.00%, 2/1/2022	105,000	107,123

County of Falls GO, 5.00%, 9/1/2022	25,000	26,159

County of Fort Bend GO, 5.00%, 3/1/2022	35,000	35,855

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Texas — continued

County of Fort Bend, Unlimited Tax

GO, 5.00%, 3/1/2022	50,000	51,222

Series 2016B, GO, 5.00%, 3/1/2022	35,000	35,855

GO, 5.00%, 3/1/2023	25,000	26,830

County of Fort Bend, Unlimited Tax and Subordinate Lien Toll Road GO, 5.00%, 3/1/2022	220,000	225,367

County of Galveston, Limited Tax

GO, 4.00%, 2/1/2022	120,000	121,955

GO, 5.00%, 2/1/2024	50,000	55,612

County of Grayson, Pass-Through Toll, Limited Tax

GO, 5.00%, 1/1/2022	20,000	20,326

GO, 4.50%, 1/1/2023	35,000	36,999

County of Harris GO, 5.13%, 8/15/2024	80,000	87,772

County of Harris, Permanent Improvement

Series 2011A, GO, 5.00%, 10/1/2021	330,000	331,306

Series 2017A, GO, 5.00%, 10/1/2021	75,000	75,299

Series 2020A, GO, 5.00%, 10/1/2021	3,080,000	3,092,282

County of Harris, Subordinated Lien

GO, 5.00%, 8/15/2022	85,000	88,975

Series 2007C, GO, 5.25%, 8/15/2024	280,000	321,429

County of Harris, Toll Road, Senior Lien

Series 2015B, Rev., 5.00%, 8/15/2022	355,000	371,602

Series 2016A, Rev., 5.00%, 8/15/2022	305,000	319,264

Series 2016A, Rev., 5.00%, 8/15/2023	165,000	180,696

Series 2016A, Rev., 5.00%, 8/15/2024	60,000	68,475

Series 2012C, Rev., 5.00%, 8/15/2025	150,000	156,926

County of Harris, Unlimited Tax

Series 2014A, GO, 5.00%, 10/1/2021	60,000	60,239

Series 2019A, GO, 5.00%, 10/1/2021	55,000	55,219

Series 2019A, GO, 5.00%, 10/1/2022	45,000	47,385

Series 2012A, GO, 5.00%, 10/1/2024	25,000	26,320

SEE NOTES TO FINANCIAL STATEMENTS.

372	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Texas — continued

County of Hays, Limited Tax

GO, 5.00%, 2/15/2022	65,000	66,452

GO, 5.00%, 2/15/2025	35,000	40,576

County of Hays, Pass-Through, Unlimited Tax GO, 3.00%, 2/15/2022	35,000	35,465

County of Jefferson GO, 5.00%, 8/1/2022	75,000	77,299

County of Kendall, Limited Tax GO, 4.00%, 3/1/2023	25,000	26,379

County of Lubbock

GO, 5.00%, 2/15/2022	105,000	107,336

GO, 5.00%, 2/15/2023	50,000	53,553

County of Montgomery, Pass-Through Toll, Limited Tax GO, 5.00%, 3/1/2022 (b)	75,000	76,801

County of Montgomery, Unlimited Tax

GO, 5.00%, 3/1/2022	45,000	46,086

Series 2016A, GO, 5.00%, 3/1/2022	50,000	51,206

Series 2018B, GO, 5.00%, 3/1/2022	30,000	30,724

Series 2016A, GO, 5.00%, 3/1/2023	40,000	42,890

County of Nueces, Limited Tax GO, 4.00%, 2/15/2022	370,000	376,353

County of Parker, Unlimited Tax GO, 4.00%, 2/15/2022 (b)	50,000	50,882

County of Taylor, Limited Tax

GO, 5.00%, 2/15/2022	110,000	112,432

GO, 5.00%, 2/15/2025	30,000	34,712

County of Titus, Unlimited Tax Series 2012-A, GO, 5.00%, 3/1/2022 (b)	50,000	51,205

County of Tom Green, Combination Tax & Limited Surplus

GO, 5.00%, 2/1/2022	30,000	30,600

GO, 5.00%, 2/1/2025	35,000	40,365

County of Travis, Limited Tax

GO, 3.50%, 3/1/2022	30,000	30,508

GO, 5.00%, 3/1/2022	105,000	107,560

GO, 5.00%, 3/1/2024	100,000	111,810

County of Travis, Unlimited Tax Road

GO, 3.00%, 3/1/2022	70,000	71,011

GO, 5.00%, 3/1/2022	100,000	102,438

County of Williamson, Limited Tax GO, 5.00%, 2/15/2022	45,000	46,001

County of Williamson, Unlimited Tax

GO, 4.00%, 2/15/2022	45,000	45,798

GO, 5.00%, 2/15/2023	80,000	85,684

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Texas — continued

Crandall Independent School District, Unlimited Tax Series 2017B, GO, PSF-GTD, 3.00%, 8/15/2022	30,000	30,838

Cypress-Fairbanks Independent School District, Unlimited Tax

GO, PSF-GTD, 5.00%, 2/15/2022	135,000	137,978

Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2022	165,000	168,656

Dallas Area Rapid Transit, Sales Tax, Senior Lien

Series 2016B, Rev., 4.00%, 12/1/2021	50,000	50,485

Series 2014A, Rev., 5.00%, 12/1/2021	370,000	374,507

Series 2016B, Rev., 5.00%, 12/1/2021	175,000	177,132

Series 2016B, Rev., 4.00%, 12/1/2022	30,000	31,463

Rev., 5.00%, 12/1/2022 (b)	215,000	228,072

Series 2014A, Rev., 5.00%, 12/1/2022	225,000	238,776

Series 2016B, Rev., 5.00%, 12/1/2022	215,000	228,164

Series 2020A, Rev., 5.00%, 12/1/2022	25,000	26,531

Dallas County Hospital District, Limited Tax GO, 5.00%, 8/15/2022	125,000	130,735

Dallas County Utility and Reclamation District, Unlimited Tax

GO, 5.00%, 2/15/2022	235,000	240,022

GO, 5.00%, 2/15/2023	25,000	26,704

GO, 5.00%, 2/15/2024	115,000	127,599

GO, 5.00%, 2/15/2025	55,000	63,189

Dallas Fort Worth International Airport

Series 2013D, Rev., 5.00%, 11/1/2021	295,000	297,358

Series 2013F, Rev., 5.00%, 11/1/2021	100,000	100,799

Series 2013G, Rev., 5.00%, 11/1/2021	405,000	408,237

Series 2014E, Rev., 5.00%, 11/1/2021	255,000	257,038

Series 2020B, Rev., 5.00%, 11/1/2021	180,000	181,439

Rev., 5.00%, 11/1/2022	110,000	116,222

Series 2013F, Rev., 5.00%, 11/1/2022	25,000	26,414

Series 2013G, Rev., 5.00%, 11/1/2022	35,000	36,980

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	373

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Texas — continued

Series 2013D, Rev., 5.25%, 11/1/2022	75,000	75,628

Series 2014E, Rev., 5.00%, 11/1/2023	170,000	179,514

Series 2014C, Rev., 5.00%, 11/1/2024	175,000	192,876

Series F, Rev., 5.00%, 11/1/2024	520,000	573,354

Series 2013D, Rev., 5.25%, 11/1/2024	100,000	100,829

Series 2020B, Rev., 5.00%, 11/1/2025	30,000	35,744

Series 2013F, Rev., 5.13%, 11/1/2025	505,000	558,177

Series 2013D, Rev., 5.25%, 11/1/2025	165,000	166,367

Dallas Independent School District, Unlimited Tax

Series 2021A, GO, PSF-GTD, 4.00%, 2/15/2022	50,000	50,886

GO, PSF-GTD, 5.00%, 2/15/2022 (b)	55,000	56,207

GO, PSF-GTD, 4.00%, 8/15/2022 (b)	30,000	31,111

Series 2019B, GO, PSF-GTD, 5.00%, 2/15/2023	45,000	48,197

Series 2014A, GO, PSF-GTD, 5.00%, 8/15/2023	80,000	87,610

Deer Park Independent School District, Limited Tax School Building GO, PSF-GTD, 5.00%, 2/15/2022	20,000	20,446

Del Mar College District, Limited Tax

GO, 3.50%, 8/15/2022	45,000	46,427

GO, 4.00%, 8/15/2023	20,000	21,480

Denton County Fresh Water Supply District No. 10, Unlimited Tax

GO, 3.00%, 9/1/2021	550,000	550,000

GO, 3.00%, 9/1/2022	90,000	92,437

Denton County Fresh Water Supply District No. 6, Unlimited Tax GO, 4.00%, 2/15/2022	160,000	162,703

Denton County Fresh Water Supply District No. 7, Unlimited Tax GO, AGM, 2.00%, 2/15/2022	100,000	100,785

Denton Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2022	30,000	31,409

Dripping Springs Independent School District, Unlimited Tax School Building GO, PSF-GTD, 5.00%, 2/15/2022	35,000	35,782

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Texas — continued

Edgewood Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2022	25,000	25,547

Edinburg Consolidated Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2022	70,000	71,551

El Paso County Hospital District GO, 5.00%, 8/15/2023	55,000	59,870

El Paso Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2023	75,000	82,103

Ferris Independent School District, Unlimited Tax GO, PSF-GTD, 3.00%, 8/15/2023	25,000	26,328

Floresville Independent School District, Unlimited Tax GO, PSF-GTD, 3.00%, 2/1/2025	35,000	38,034

Flour Bluff Independent School District GO, PSF-GTD, 5.00%, 8/15/2022 (b)	150,000	156,983

Fort Bend County Levee Improvement District No. 10, Levee Improvement, Unlimited Tax GO, 3.00%, 9/1/2022	25,000	25,675

Fort Bend County Levee Improvement District No. 7, Unlimited Tax GO, AGM, 4.00%, 3/1/2022	65,000	66,153

Fort Bend County Municipal Utility District No. 134C, Unlimited Tax GO, 3.00%, 9/1/2021	75,000	75,000

Fort Bend County Municipal Utility District No. 143, Unlimited Tax Series 2017A, GO, AGM, 3.00%, 9/1/2022	50,000	51,329

Fort Bend County Municipal Utility District No. 161, Unlimited Tax GO, 4.50%, 9/1/2021	120,000	120,000

Fort Bend County Municipal Utility District No. 169

Rev., AGM, 3.00%, 12/1/2021	100,000	100,679

Series 2021A, GO, AGM, 4.00%, 12/1/2022 (e)	195,000	203,756

Series 2021A, GO, AGM, 4.00%, 12/1/2023 (e)	220,000	237,041

Fort Bend County Municipal Utility District No. 169, Road Facilities Series 2015A, Rev., AGM, 4.13%, 12/1/2022	100,000	104,646

Fort Bend County Water Control and Improvement District No. 2, Unlimited Tax GO, 4.00%, 9/1/2021	100,000	100,000

SEE NOTES TO FINANCIAL STATEMENTS.

374	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Texas — continued

Fort Bend Grand Parkway Toll Road Authority, Subordinate Lien Rev., 5.00%, 3/1/2022	140,000	143,349

Fort Bend Independent School District, Unlimited Tax

Series 2015C, GO, PSF-GTD, 5.00%, 2/15/2022	75,000	76,665

Series 2019B, GO, PSF-GTD, 5.00%, 2/15/2022	25,000	25,555

Series 2020A, GO, PSF-GTD, 4.00%, 8/15/2022	40,000	41,486

Series 2016A, GO, PSF-GTD, 5.00%, 8/15/2022	55,000	57,567

Series 2019C, GO, PSF-GTD, 5.00%, 8/15/2022	20,000	20,933

Fort Bend Municipal Utility District No. 159, Unlimited Tax GO, 2.00%, 9/1/2022	40,000	40,661

Fort Worth Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2022	150,000	153,344

Frenship Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2022 (b)	50,000	51,109

Friendswood Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2022	100,000	102,234

Frisco Independent School District, Unlimited Tax School Building GO, PSF-GTD, 5.00%, 8/15/2022	20,000	20,937

Galena Park Independent School District, Unlimited Tax, School Building GO, PSF-GTD, 5.00%, 8/15/2022	100,000	104,697

Galveston County Municipal Utility District No. 68, Unlimited Tax GO, 3.00%, 9/1/2022	125,000	128,309

Galveston Public Facility Corp., The Oleanders at Broadway Rev., 0.47%, 8/1/2024 (c)	3,700,000	3,703,472

Garland Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2022	20,000	20,445

Garland Independent School District, Unlimited Tax, School Building GO, PSF-GTD, 5.00%, 2/15/2022	100,000	102,225

Grand Parkway Transportation Corp., System Toll Series 2013B, Rev., 5.00%, 10/1/2023 (b)	150,000	165,074

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Texas — continued

Grand Prairie Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 8/15/2023	150,000	161,160

Grapevine-Colleyville Independent School District, Unlimited Tax, School Building Series 2013B, GO, 5.00%, 8/15/2022	25,000	26,169

Grayson County Junior College District GO, 4.00%, 2/15/2022	25,000	25,445

Gregory-Portland Independent School District Series 2021A, GO, PSF-GTD, 5.00%, 2/15/2023	35,000	37,471

Harris County Cultural Education Facilities Finance Corp., Baylor Medical Project

Rev., 5.00%, 11/15/2021	620,000	625,809

Rev., 5.00%, 11/15/2022	50,000	52,772

Series 2012A, Rev., 5.00%, 11/15/2022 (b)	470,000	497,558

Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System

Series 2019C-2, Rev., (SIFMA Municipal Swap Index Yield + 0.57%), 0.59%, 9/9/2021 (d)	490,000	492,091

Rev., 5.00%, 12/1/2021	255,000	258,074

Series 2019A, Rev., 5.00%, 12/1/2021	1,950,000	1,973,509

Rev., 5.00%, 12/1/2022	320,000	339,390

Series 2013A, Rev., 5.00%, 12/1/2022 (b)	125,000	132,437

Series 2019A, Rev., 5.00%, 12/1/2022	25,000	26,515

Series 2013A, Rev., 5.00%, 12/1/2023	220,000	232,727

Rev., 5.00%, 12/1/2024 (c)	185,000	212,150

Series 2019A, Rev., 5.00%, 12/1/2024	25,000	28,794

Series 2014A, Rev., 5.00%, 12/1/2025	50,000	57,325

Harris County Cultural Education Facilities Finance Corp., Teco Project

Rev., 5.00%, 11/15/2021	25,000	25,243

Rev., 5.00%, 11/15/2022	100,000	105,706

Harris County Cultural Education Facilities Finance Corp., Texas Children’s Hospital

Series 2015-1, Rev., 5.00%, 10/1/2021	250,000	250,985

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	375

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Texas — continued

Series 2015-1, Rev., 5.00%, 10/1/2022	55,000	57,897

Rev., 5.00%, 10/1/2023	20,000	21,993

Series 2019A, Rev., 5.00%, 10/1/2025	110,000	130,396

Series 2015-1, Rev., 5.00%, 10/1/2026	50,000	58,959

Harris County Flood Control District Series 2008A, Rev., 5.25%, 10/1/2021	115,000	115,480

Harris County Hospital District, Combination Tax

GO, 5.00%, 2/15/2022	50,000	51,099

GO, 5.00%, 2/15/2023	45,000	48,156

GO, 5.00%, 2/15/2024	50,000	55,595

Harris County Improvement District No. 18, Unlimited Tax GO, AGM, 3.00%, 9/1/2022	55,000	56,490

Harris County Municipal Utility District No. 104, Waterworks and Sewer System Combination Unlimited Tax Series 2016A, GO, NATL-RE, 2.00%, 4/1/2022	25,000	25,250

Harris County Municipal Utility District No. 24, Waterworks and Sewer System Combination Unlimited Tax GO, AGM, Zero Coupon, 3/1/2022	85,000	84,918

Harris County Municipal Utility District No. 433, Unlimited Tax GO, NATL-RE, 2.25%, 9/1/2021	30,000	30,000

Harris County Municipal Utility District No. 457, Unlimited Tax GO, 4.50%, 9/1/2021	100,000	100,000

Harris County Municipal Utility District No. 502, Unlimited Tax GO, AGM, 4.00%, 9/1/2023	165,000	176,897

Harris County Municipal Utility District No. 530, Unlimited Tax GO, 5.50%, 9/1/2021	25,000	25,000

Harris County Toll Road Authority (The), Senior Lien Series 2018A, Rev., 5.00%, 8/15/2022	575,000	601,891

Harris County-Houston Sports Authority, Taxable Senior Lien Series A, Rev., 5.00%, 11/15/2021 (b)	140,000	141,361

Harris Montgomery Counties Municipal Utility District No. 386, Unlimited Tax

GO, 2.00%, 9/1/2021	470,000	470,000

GO, 3.00%, 9/1/2021	25,000	25,000

GO, 3.00%, 9/1/2022	20,000	20,560

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Texas — continued

Hays Consolidated Independent School District, Unlimited Tax

GO, PSF-GTD, 3.00%, 2/15/2022	25,000	25,331

Series 2018B, GO, PSF-GTD, 2.70%, 8/15/2022 (b) (c)	35,000	35,748

Series 2018B, GO, PSF-GTD, 2.70%, 8/15/2023 (c)	65,000	66,171

Hidalgo County Drain District No. 1, Unlimited Tax GO, 5.00%, 9/1/2022	100,000	104,853

Hitchcock Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 2/15/2023 (b)	320,000	337,679

Housing Options, Inc., Brooks Manor — The Oaks Project Rev., 0.50%, 3/1/2025 (c)	6,250,000	6,251,114

Houston Community College System, Combined Fee Rev., 5.00%, 4/15/2022	65,000	66,974

Houston Community College System, Limited Tax

GO, 5.00%, 2/15/2022	225,000	229,996

GO, 5.00%, 2/15/2023 (b)	200,000	214,064

Houston Community College System, Maintenance Tax GO, 5.00%, 2/15/2022	20,000	20,444

Houston Independent School District, Limited Tax GO, PSF-GTD, 5.00%, 2/15/2022	20,000	20,445

Houston Independent School District, Limited Tax Schoolhouse

GO, PSF-GTD, 5.00%, 2/15/2022	25,000	25,556

Series 2016A, GO, PSF-GTD, 5.00%, 2/15/2022	150,000	153,338

GO, PSF-GTD, 5.00%, 2/15/2023	30,000	32,132

Series A, GO, PSF-GTD, 5.00%, 2/15/2023	60,000	64,254

GO, PSF-GTD, 5.00%, 2/15/2025	25,000	29,095

Hudson Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 2/15/2022	200,000	203,517

Humble Independent School District, Unlimited Tax School Building

Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2022	25,000	25,559

Series 2016B, GO, PSF-GTD, 5.00%, 2/15/2022	145,000	148,240

Series 2016C, GO, 5.00%, 2/15/2022	50,000	51,117

SEE NOTES TO FINANCIAL STATEMENTS.

376	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Texas — continued

Series 2020A, GO, PSF-GTD, 5.00%, 2/15/2025	35,000	40,694

Hurst-Euless-Bedford Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2022	45,000	47,082

Irving Hospital Authority Series 2017A, Rev., 5.00%, 10/15/2021	25,000	25,141

Irving Independent School District, Unlimited Tax Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2022	20,000	20,445

Jefferson County Drain District No. 7, Maintenance Tax Notes Rev., 4.00%, 3/1/2022	100,000	101,931

Katy Independent School District, School Building

Series 2012A, GO, PSF-GTD, 3.00%, 2/15/2022	50,000	50,660

Series 2012A, GO, PSF-GTD, 5.00%, 2/15/2022 (b)	55,000	56,220

Series 2014B, GO, PSF-GTD, 5.00%, 2/15/2022	30,000	30,667

Series 2015A, GO, PSF-GTD, 3.00%, 2/15/2023	50,000	52,101

Series 2016-D, GO, PSF-GTD, 5.00%, 2/15/2023	70,000	74,974

Keller Independent School District, Unlimited Tax

GO, PSF-GTD, 5.00%, 8/15/2022	45,000	47,109

Series 2014A, GO, PSF-GTD, 5.00%, 8/15/2022	75,000	78,515

Kerrville Independent School District GO, PSF-GTD, 2.00%, 8/15/2022	35,000	35,644

Klein Independent School District, Unlimited Tax

GO, PSF-GTD, 5.00%, 2/1/2022	200,000	204,060

Series 2015A, GO, PSF-GTD, 5.00%, 8/1/2024	65,000	74,045

La Grange Independent School District, Unlimited Tax, School Building GO, PSF-GTD, 5.00%, 8/15/2022	125,000	130,871

La Joya Independent School District, Unlimited Tax

GO, PSF-GTD, 5.00%, 2/15/2022	25,000	25,546

GO, PSF-GTD, 4.00%, 8/15/2022 (b)	50,000	51,827

La Porte Independent School District, Unlimited Tax

GO, 5.00%, 2/15/2022	90,000	92,011

GO, 5.00%, 2/15/2023	90,000	94,729

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Texas — continued

Lake Travis Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2022	30,000	30,670

Lamar Consolidated Independent School District

GO, PSF-GTD, 5.00%, 2/15/2022	35,000	35,782

Series 2012B, GO, PSF-GTD, 5.00%, 2/15/2022	25,000	25,559

Lasara Independent School District GO, PSF-GTD, 3.00%, 2/15/2022	30,000	30,371

Leander Independent School District, Unlimited Tax

Series 2018A, GO, PSF-GTD, 5.00%, 8/15/2022	65,000	68,053

Series 2013A, GO, PSF-GTD, 5.00%, 8/15/2023 (b)	40,000	43,657

Series 2013B, GO, 5.00%, 8/15/2023	85,000	92,963

Lewisville Independent School District, Unlimited Tax

Series 2013A, GO, PSF-GTD, 3.00%, 8/15/2022	20,000	20,558

Series 2013E, GO, PSF-GTD, 3.00%, 8/15/2022	50,000	51,396

GO, PSF-GTD, 5.00%, 8/15/2022	280,000	293,150

Series 2016B, GO, 5.00%, 8/15/2022	65,000	68,053

GO, PSF-GTD, 5.00%, 8/15/2023	25,000	27,378

Lone Star College System, Limited Tax

Series 2015B, GO, 5.00%, 2/15/2022	20,000	20,443

GO, 5.00%, 2/15/2024	40,000	40,887

Love Field Airport Modernization Corp., Southwest Airlines Co. Project Rev., 5.25%, 9/28/2021	1,565,000	1,570,702

Lower Colorado River Authority

Rev., 5.00%, 5/15/2024	125,000	140,784

Rev., 5.13%, 5/15/2024	100,000	108,398

Rev., 5.00%, 5/15/2025	750,000	875,447

Lower Colorado River Authority, LCRA Transmission Services Corp. Project

Rev., 5.00%, 5/15/2022	400,000	413,720

Series 2019A, Rev., 5.00%, 5/15/2022	215,000	222,375

Rev., 5.00%, 5/15/2023	400,000	432,744

Rev., 5.00%, 5/15/2024	100,000	112,627

Rev., 5.00%, 5/15/2025	3,515,000	3,959,186

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	377

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Texas — continued

Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project Series 2002A, Rev., VRDO, 0.01%, 9/1/2021 (c)	425,000	425,000

Lufkin Independent School District, Unlimited Tax GO, PSF-GTD, 3.00%, 8/15/2022	60,000	61,675

Magnolia Independent School District, Unlimited Tax

GO, 5.00%, 8/15/2022	50,000	52,344

GO, PSF-GTD, 5.00%, 8/15/2022	20,000	20,939

Manor Independent School District, Unlimited Tax School Building Series 2017A, GO, PSF-GTD, 5.00%, 8/1/2023	20,000	21,825

Mansfield Independent School District Series 2013B, GO, PSF-GTD, 5.00%, 2/15/2022	20,000	20,434

McAllen Independent School District, Maintenance Tax Series 2020, GO, 5.00%, 2/15/2022	50,000	51,117

Mckinney Municipal Utility District No. 1 of Collin County, Unlimited Tax GO, 4.00%, 9/1/2021	100,000	100,000

McLennan County Junior College District, Limited Tax GO, 5.00%, 8/15/2022	200,000	209,275

Mesquite Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2022 (b)	35,000	36,629

Metropolitan Transit Authority of Harris County Sales and Use Tax Series 2011A, Rev., 5.00%, 11/1/2021 (b)	45,000	45,361

Metropolitan Transit Authority of Harris County Sales and Use Tax, Contractual Obligations

Rev., 5.00%, 11/1/2021	50,000	50,397

Series 2015B, Rev., 5.00%, 11/1/2021	35,000	35,278

Series B, Rev., 5.00%, 11/1/2021	35,000	35,278

Rev., 5.00%, 11/1/2022	220,000	232,338

Series 2015B, Rev., 5.00%, 11/1/2022	100,000	105,609

Series 2017B, Rev., 5.00%, 11/1/2022	20,000	21,122

Series 2015B, Rev., 5.00%, 11/1/2023	25,000	27,611

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Texas — continued

Metropolitan Transit Authority of Harris County, Sales and Use Tax

Series 2011A, Rev., 5.00%, 11/1/2021 (b)	1,515,000	1,527,131

Series 2016A, Rev., 5.00%, 11/1/2021	85,000	85,675

Series 2017A, Rev., 5.00%, 11/1/2021	25,000	25,199

Series 2016A, Rev., 5.00%, 11/1/2022	50,000	52,804

Series 2017A, Rev., 5.00%, 11/1/2022	30,000	31,683

Series 2017A, Rev., 5.00%, 11/1/2023	35,000	38,655

Midland College District

GO, 5.00%, 2/15/2022	55,000	56,229

GO, 5.00%, 2/15/2023	85,000	86,828

Midland County Fresh Water Supply District No. 1, Midland Project Rev., 5.00%, 9/15/2022 (b)	80,000	84,041

Midway Independent School District, McLennan County, Unlimited Tax

GO, PSF-GTD, 5.00%, 8/1/2022	90,000	94,054

GO, PSF-GTD, 5.00%, 8/15/2022 (b)	25,000	26,164

Montgomery County Health Facilities Development Co., Heritage Manor-Woodlands Project Rev., AGM-CR, Zero Coupon, 7/15/2023 (b)	235,000	233,425

Montgomery County Municipal Utility District No. 46, Unlimited Tax GO, 3.00%, 3/1/2022	25,000	25,350

Mount Pleasant Independent School District, Unlimited Tax GO, PSF-GTD, 3.00%, 2/15/2023	55,000	57,172

Mustang Special Utility District

Series 2018A, Rev., 5.00%, 9/1/2021	45,000	45,000

Rev., 3.00%, 9/1/2022	25,000	25,700

New Hope Cultural Education Facilities Finance Corp., Children’s Health System Series 2017A, Rev., 5.00%, 8/15/2022	55,000	57,545

New Hope Cultural Education Facilities Finance Corp., Collegiate Housing Corpus Christi Project Rev., 5.00%, 4/1/2024 (b)	245,000	274,510

SEE NOTES TO FINANCIAL STATEMENTS.

378	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Texas — continued

North Central Texas Health Facility Development Corp., Children’s Medical Center of Dallas Project

Rev., 4.13%, 8/15/2022 (b)	100,000	103,773

Rev., 5.00%, 8/15/2022 (b)	25,000	26,152

North East Independent School District, Unlimited Tax

GO, PSF-GTD, 2.50%, 8/1/2022 (b)	30,000	30,644

GO, PSF-GTD, 4.00%, 8/1/2022 (b)	125,000	129,440

GO, PSF-GTD, 5.00%, 8/1/2022	80,000	83,604

North Fort Bend Water Authority Series 2011, Rev., AGM, 5.00%, 12/15/2021	360,000	364,959

North Harris County Regional Water Authority, Senior Lien Rev., 5.00%, 12/15/2021	270,000	273,679

North Texas Education Finance Corp., Uplift Education Series 2012A, Rev., 5.25%, 6/1/2022 (b)	150,000	155,641

North Texas Municipal Water District Water System

Rev., 5.00%, 9/1/2021	65,000	65,000

Series 2019A, Rev., 3.00%, 9/1/2024	40,000	43,317

North Texas Municipal Water District Water System, Refunding and Improvement

Rev., 5.00%, 9/1/2021	30,000	30,000

Rev., 5.25%, 9/1/2022	125,000	128,200

Rev., 5.00%, 9/1/2024	30,000	34,279

North Texas Municipal Water District, Regional Solid Waste Disposal System Rev., 5.00%, 9/1/2022	25,000	26,219

North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System

Rev., 5.00%, 6/1/2022	35,000	36,281

Rev., 5.00%, 6/1/2023	25,000	27,127

North Texas Municipal Water District, Wastewater System Rev., 5.00%, 6/1/2022	30,000	31,099

North Texas Tollway Authority, First Tier

Series 2012B, Rev., 5.00%, 1/1/2022 (b)	495,000	502,930

Series 2016A, Rev., 5.00%, 1/1/2022	280,000	284,493

Series A, Rev., 5.00%, 1/1/2022	80,000	81,284

Series A, Rev., 4.00%, 1/1/2023	100,000	105,102

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Texas — continued

Series 2017A, Rev., 5.00%, 1/1/2023	330,000	351,220

Series 2017A, Rev., 5.00%, 1/1/2024	285,000	303,287

Series 2016A, Rev., 5.00%, 1/1/2025	55,000	61,159

Series 2017A, Rev., 5.00%, 1/1/2025	190,000	202,138

Series A, Rev., 5.00%, 1/1/2025	55,000	61,158

North Texas Tollway Authority, Second Tier

Series B, Rev., 5.00%, 1/1/2023	25,000	26,597

Series B, Rev., 5.00%, 1/1/2025	100,000	106,389

Series 2017B, Rev., 5.00%, 1/1/2026	50,000	53,173

North Texas Tollway Authority, Special Projects System

Series 2011A, Rev., 4.00%, 9/1/2021 (b)	50,000	50,000

Series 2011A, Rev., 5.00%, 9/1/2021 (b)	100,000	100,000

Series 2011D, Rev., 5.00%, 9/1/2021 (b)	50,000	50,000

Series 2011D, Rev., 5.25%, 9/1/2021 (b)	400,000	400,000

Series 2011A, Rev., 5.50%, 9/1/2021 (b)	400,000	400,000

Northside Independent School District, Unlimited Tax

GO, PSF-GTD, 5.00%, 6/15/2022	50,000	51,938

GO, PSF-GTD, 5.00%, 8/15/2022	45,000	47,114

Northwest Independent School District, Unlimited Tax

GO, PSF-GTD, 5.00%, 2/15/2022 (b)	55,000	56,202

Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2022	50,000	51,117

Nueces River Authority, City of Christi Lake Texana Project Rev., 5.00%, 7/15/2022	80,000	83,386

Oak Point Water Control and Improvement District No. 4, Unlimited Tax GO, AGM, 4.50%, 9/1/2021	165,000	165,000

Olmos Park Higher Education Facilities Corp., Improvement and Refunding, University of the Incarnate Word Rev., 5.00%, 12/1/2021 (b)	50,000	50,586

Palestine Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2022	25,000	25,554

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	379

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Texas — continued

Pasadena Independent School District, School Building, Unlimited Tax Series 2012A, GO, PSF-GTD, 5.00%, 2/15/2022 (b)	20,000	20,444

Permanent University Fund — Texas A&M University System Series 2009A, Rev., 5.00%, 7/1/2022	20,000	20,817

Permanent University Fund — University of Texas System

Series 2015B, Rev., 5.00%, 7/1/2022	30,000	31,226

Series 2016A, Rev., 5.00%, 7/1/2022	55,000	57,247

Series 2016B, Rev., 5.00%, 7/1/2022	25,000	26,022

Series 2006B, Rev., 5.25%, 7/1/2022	140,000	146,012

Series 2006B, Rev., 5.25%, 7/1/2023	30,000	32,809

Pflugerville Independent School District, Unlimited Tax

GO, PSF-GTD, 5.00%, 2/15/2022 (b)	55,000	56,220

Series 2019A, GO, PSF-GTD, 5.00%, 2/15/2022	25,000	25,559

Series 2020A, GO, PSF-GTD, 5.00%, 2/15/2023	30,000	32,122

Plano Independent School District Series 2016A, GO, PSF-GTD, 5.00%, 2/15/2022	25,000	25,554

Plano Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2022	30,000	30,665

Plano Independent School District, Unlimited Tax School Building

GO, PSF-GTD, 5.00%, 2/15/2022	160,000	163,545

Series 2016B, GO, PSF-GTD, 5.00%, 2/15/2022	35,000	35,776

Port Aransas Public Facilities Corp., Multifamily Housing, Palladium Port Aransas Apartments Rev., 0.70%, 1/1/2023 (c)	375,000	375,782

Port Authority of Houston of Harris County Texas Series A, GO, 5.00%, 10/1/2022	110,000	115,793

Red River Education Finance Corp., Christian University Project Rev., 5.00%, 3/15/2025	20,000	23,156

Red River Education Finance Corp., Higher Education Christian University Rev., 5.00%, 3/15/2022	20,000	20,524

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Texas — continued

Rockwall Independent School District GO, VRDO, PSF-GTD, LIQ: Wells Fargo Bank NA, 0.02%, 9/9/2021 (c)	1,200,000	1,200,000

Rockwall Independent School District, Unlimited Tax

GO, PSF-GTD, 5.00%, 2/15/2023	25,000	26,746

GO, PSF-GTD, Zero Coupon, 2/15/2025	50,000	49,309

Rolling Creek Utility District GO, AGM, 4.00%, 9/1/2023	50,000	53,605

Round Rock Independent School District, Unlimited Tax

GO, PSF-GTD, 5.00%, 8/1/2022	40,000	41,779

Series 2019A, GO, PSF-GTD, 5.00%, 8/1/2022	25,000	26,112

Sam Rayburn Municipal Power Agency, Texas Power Supply System Rev., 5.00%, 10/1/2021	300,000	301,164

San Antonio Education Facilities Corp., Trinity University Project Rev., 5.00%, 6/1/2023 (b)	50,000	54,230

San Antonio Housing Trust Finance Corp., Multi-Family Housing, Alsbury Park Apartments Rev., VRDO, FHA, 1.37%, 9/1/2021 (c)	1,270,000	1,270,000

San Antonio Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2022	55,000	56,224

San Antonio Municipal Facilities Corp., Public Safety Answering Point Project Rev., 4.00%, 8/15/2023	25,000	25,078

San Antonio Public Facilities Corp., Convention Center Rev., 5.00%, 9/15/2022	20,000	20,965

San Antonio Public Facilities Corp., Convention Center Refinancing and Expansion Project Rev., 5.00%, 9/15/2024	35,000	36,644

San Antonio Water System, Junior Lien

Series 2013E, Rev., 5.00%, 5/15/2022	135,000	139,670

Series 2015B, Rev., 5.00%, 5/15/2022	45,000	46,557

Series 2016A, Rev., 5.00%, 5/15/2022	45,000	46,556

Series 2017A, Rev., 5.00%, 5/15/2022	25,000	25,865

Series 2018A, Rev., 5.00%, 5/15/2022	80,000	82,767

SEE NOTES TO FINANCIAL STATEMENTS.

380	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Texas — continued

Series 2020A, Rev., 5.00%, 5/15/2022	30,000	31,038

Series 2019C, Rev., 5.00%, 5/15/2023	25,000	27,078

Series 2016A, Rev., 5.00%, 5/15/2024	25,000	28,229

San Jacinto Community College District, Limited Tax

GO, 5.00%, 2/15/2022	85,000	86,860

Series 2016A, GO, 5.00%, 2/15/2022	55,000	56,203

Series 2016B, GO, 5.00%, 2/15/2022 (b)	60,000	61,316

Series 2019A, GO, 5.00%, 2/15/2022	165,000	168,610

Series 2019A, GO, 5.00%, 2/15/2023	25,000	26,731

Series 2019B, GO, 5.00%, 2/15/2023	25,000	26,731

San Marcos Consolidated Independent School District, Unlimited Tax

GO, PSF-GTD, 4.00%, 8/1/2022	50,000	51,782

GO, PSF-GTD, 5.00%, 8/1/2023 (b)	25,000	27,291

Santa Maria Independent School District GO, PSF-GTD, 4.00%, 2/15/2023	65,000	68,479

Seguin Independent School District GO, PSF-GTD, 5.00%, 8/15/2022	50,000	52,348

Seguin Independent School District, Unlimited Tax Series 2016A, GO, PSF-GTD, 5.00%, 8/1/2022	50,000	52,253

Sienna Plantation Levee Improvement District, Limited Tax Series 2015A, GO, 5.00%, 9/1/2021	30,000	30,000

Sienna Plantation Levee Improvement District, Unlimited Tax GO, 4.00%, 9/1/2022	50,000	51,877

Socorro Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 8/15/2022 (b)	25,000	25,926

Somerset Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2022	75,000	78,522

Southlake Community Enhancement & Development Corp. Rev., 5.00%, 2/15/2023	100,000	106,348

Southmost Regional Water Authority, Desalination Plant Project Rev., AGM, 5.00%, 9/1/2021	25,000	25,000

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Texas — continued

Southwest Higher Education Authority, Inc., Southern Methodist University Project

Series 2016A, Rev., 5.00%, 10/1/2021	300,000	301,167

Rev., 5.00%, 10/1/2022	110,000	115,719

Spring Branch Independent School District, Unlimited Tax

GO, PSF-GTD, 5.00%, 2/1/2022	75,000	76,532

GO, PSF-GTD, 5.00%, 2/1/2023	35,000	37,411

Spring Independent School District, Unlimited Tax

GO, PSF-GTD, 5.00%, 8/15/2023	35,000	38,286

GO, PSF-GTD, 5.00%, 8/15/2024	50,000	56,983

State of Texas, Public Finance Authority

Series 2011, GO, 5.00%, 10/1/2021	165,000	165,657

Series 2018A, GO, 5.00%, 10/1/2021	130,000	130,517

Series 2017A, GO, 5.00%, 10/1/2022	150,000	157,984

Series 2018A, GO, 5.00%, 10/1/2023	35,000	38,550

State of Texas, Transportation Commission Highway Improvement

GO, 5.00%, 10/1/2021	45,000	45,179

GO, 5.00%, 4/1/2022 (b)	130,000	133,708

Series 2012A, GO, 5.00%, 4/1/2022 (b)	310,000	318,818

Series 2016A, GO, 5.00%, 4/1/2023	80,000	86,178

State of Texas, Transportation Commission Mobility Fund

Series 2015A, GO, 5.00%, 9/10/2021	95,000	95,378

Series 2014-A, GO, 5.00%, 10/1/2021	200,000	200,796

Series A, GO, 5.00%, 10/1/2022	100,000	105,323

GO, 5.00%, 10/1/2023	60,000	66,085

State of Texas, Veterans

Series 2013A, GO, VRDO, LIQ: State Street Bank & Trust, 0.03%, 9/8/2021 (c)	11,240,000	11,240,000

Series 2011B, GO, VRDO, LIQ: State Street Bank & Trust, 0.03%, 9/10/2021 (c)	2,760,000	2,760,000

Series 2015 A, GO, VRDO, LIQ: State Street Bank & Trust, 0.03%, 9/10/2021 (c)	18,335,000	18,335,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	381

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Texas — continued

State of Texas, Veterans Housing Assistance Program

Series 2010C, GO, VRDO, LIQ: State Street Bank & Trust, 0.03%, 9/10/2021 (c)	3,435,000	3,435,000

GO, VRDO, LIQ: FHLB, 0.04%, 9/10/2021 (c)	8,000,000	8,000,000

State of Texas, Water Financial Assistance

Series 2015D, GO, 5.00%, 5/15/2022	60,000	62,080

Series 2013A, GO, 4.00%, 8/1/2022	20,000	20,718

Series 2011B, GO, 5.00%, 8/1/2022	120,000	120,477

Series 2012G, GO, 5.00%, 8/1/2023	50,000	52,228

Stephen F Austin State University

Rev., 4.00%, 10/15/2021	135,000	135,601

Rev., 5.00%, 10/15/2022	80,000	84,224

Stephen F Austin State University, Financing System Series 2019A, Rev., 5.00%, 10/15/2021	50,000	50,282

Sugar Land 4B Corp., Sales Tax Rev., 3.00%, 2/15/2022	225,000	227,732

Tarrant County Cultural Education Facilities Finance Corp., Baylor Healthcare System Project

Series 2011A, Rev., 5.00%, 11/15/2021 (b)	120,000	121,192

Series 2013A, Rev., 4.00%, 5/15/2023 (b)	400,000	425,824

Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center Rev., 5.00%, 9/1/2022	55,000	57,579

Tarrant County Cultural Education Facilities Finance Corp., Hospital, Cook Children’s Medical Center

Rev., 4.00%, 12/1/2021	360,000	363,460

Rev., 5.00%, 12/1/2022	20,000	21,214

Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas Project

Rev., 5.00%, 10/1/2022	310,000	326,257

Rev., 5.00%, 10/1/2023	455,000	500,042

Rev., 5.00%, 10/1/2025	465,000	510,111

Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System Rev., 5.00%, 2/15/2024	365,000	407,365

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Texas — continued

Tarrant County Hospital District, Senior Lien Rev., 5.00%, 8/15/2023	100,000	104,496

Tarrant Regional, Water Control and Improvement District, Water System

Rev., 5.00%, 3/1/2022 (b)	525,000	537,788

Series 2016A, Rev., 5.00%, 3/1/2022	45,000	46,100

Rev., 4.00%, 9/1/2022 (b)	160,000	166,185

Rev., 5.00%, 3/1/2023	50,000	53,660

Tatum Independent School District, Unlimited Tax GO, PSF-GTD, 3.00%, 2/15/2022	25,000	25,327

Temple Independent School District, Unlimited Tax

GO, PSF-GTD, 5.00%, 9/10/2021	25,000	25,511

GO, PSF-GTD, 3.00%, 2/1/2022	30,000	30,364

Texas A&M University, Financing System

Series 2013A, Rev., 5.00%, 5/15/2022	145,000	150,026

Series 2013B, Rev., 5.00%, 5/15/2022	75,000	77,600

Series 2015A, Rev., 5.00%, 5/15/2022	105,000	108,640

Series 2016C, Rev., 5.00%, 5/15/2022	20,000	20,693

Series 2017C, Rev., 5.00%, 5/15/2022	20,000	20,693

Series B, Rev., 5.00%, 5/15/2022	65,000	67,253

Texas Department of Housing and Community Affairs, Fishpond at Corpus Christi Apartments Rev., 0.50%, 6/1/2023 (c)	750,000	752,574

Texas Department of Housing and Community Affairs, Multi-Family Housing, Scott Street Lofts Rev., 0.70%, 8/1/2023 (c)	200,000	200,267

Texas Public Finance Authority, Midwestern State University

Series 2016A, Rev., 5.00%, 12/1/2021	275,000	278,211

Series 2016A, Rev., 5.00%, 12/1/2025	135,000	160,045

Texas Southmost College District

Series 2014A, GO, 5.00%, 2/15/2022	80,000	81,743

Series 2014B, GO, 5.00%, 2/15/2023	20,000	21,375

SEE NOTES TO FINANCIAL STATEMENTS.

382	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Texas — continued

Texas State Technical College, Financing System Improvement Rev., AGM, 5.00%, 10/15/2022	35,000	36,848

Texas State University System

Rev., 4.10%, 3/15/2022 (b)	30,000	30,643

Rev., 5.00%, 3/15/2022	20,000	20,526

Series 2015A, Rev., 5.00%, 3/15/2022	170,000	174,469

Series 2017A, Rev., 5.00%, 3/15/2022	250,000	256,571

Series 2015A, Rev., 5.00%, 3/15/2023	20,000	21,498

Series 2017A, Rev., 5.00%, 3/15/2023	205,000	220,358

Series 2021A, Rev., 5.00%, 3/15/2023	25,000	26,873

Series 2017A, Rev., 5.00%, 3/15/2025	60,000	69,837

Texas Transportation Commission State Highway Fund, First Tier

Series 2016-A, Rev., 3.00%, 10/1/2021	105,000	105,248

Series 2016-B, Rev., 4.00%, 10/1/2021 (c)	2,085,000	2,091,481

Rev., 5.00%, 10/1/2021	100,000	100,397

Series 2016-A, Rev., 5.00%, 10/1/2021	55,000	55,218

Series 2014A, Rev., 5.00%, 4/1/2022	315,000	323,985

Rev., 5.00%, 10/1/2022	110,000	115,830

Rev., 5.00%, 10/1/2023	40,000	44,048

Texas Water Development Board, State Revolving Fund Rev., 5.00%, 8/1/2022	65,000	67,916

Texas Water Development Board, Water Implementation Fund

Series 2018B, Rev., 5.00%, 10/15/2021	115,000	115,675

Series 2019A, Rev., 5.00%, 10/15/2021	50,000	50,294

Series 2018B, Rev., 3.00%, 4/15/2022	25,000	25,451

Series 2017A, Rev., 5.00%, 4/15/2022	60,000	61,826

Series 2018B, Rev., 5.00%, 4/15/2022	25,000	25,761

Series 2018B, Rev., 4.00%, 10/15/2022	45,000	46,967

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Texas — continued

Series 2018B, Rev., 5.00%, 10/15/2022	25,000	26,372

Series 2018A, Rev., 5.00%, 10/15/2023	50,000	55,152

Series 2018A, Rev., 5.00%, 10/15/2024	50,000	57,398

Texas Woman’s University, Financing System

Rev., 4.00%, 7/1/2022	25,000	25,076

Series 2021A, Rev., 4.00%, 7/1/2022	25,000	25,789

Rev., 4.00%, 7/1/2023	20,000	21,351

Tidehaven Independent School District, School Building, Unlimited Tax GO, PSF-GTD, 3.00%, 2/15/2022 (b)	25,000	25,325

Tomball Independent School District, Unlimited Tax School Building GO, PSF-GTD, 5.00%, 2/15/2025	35,000	40,694

Town of Addison

GO, 4.00%, 2/15/2022	30,000	30,525

GO, 4.00%, 2/15/2023	20,000	21,116

Town of Little Elm GO, 4.00%, 8/1/2022	25,000	25,884

Town of Prosper GO, 5.00%, 2/15/2022	30,000	30,662

Town of Prosper, Combination Tax and Surplus GO, 4.00%, 2/15/2022	50,000	50,877

Travis County Housing Finance Corp., Multi-Family Housing, Cascades at Onion Creek Apartments Rev., 0.35%, 2/1/2023 (c)	165,000	165,146

Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/2022	50,000	52,248

Trinity River Authority Ten Mile Creek System Rev., 5.00%, 8/1/2022	100,000	104,354

Trinity River Authority, Central Regional Wastewater System

Rev., 5.00%, 8/1/2022	280,000	292,587

Rev., 5.00%, 8/1/2023	30,000	32,786

Trinity River Authority, Denton Creek Wastewater Treatment System

Rev., 5.00%, 2/1/2022	30,000	30,601

Rev., 5.00%, 2/1/2023	100,000	106,755

Rev., 5.00%, 2/1/2024	40,000	44,521

Trinity River Authority, Mountain Creek Regional Wastewater System Rev., 5.00%, 8/1/2022	75,000	78,372

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	383

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Texas — continued

Trinity River Authority, Red Oak Creek System Rev., 5.00%, 2/1/2026	150,000	178,404

Trinity River Authority, Water Project

Rev., 3.00%, 2/1/2022	110,000	111,295

Rev., 4.00%, 2/1/2022	45,000	45,716

Rev., 5.00%, 2/1/2024	25,000	27,825

Rev., 5.00%, 2/1/2025	75,000	86,718

Troy Independent School District, Unlimited Tax GO, PSF-GTD, 3.00%, 8/1/2023	30,000	31,562

Tyler Independent School District GO, PSF-GTD, 5.00%, 2/15/2022	30,000	30,670

Tyler Independent School District, Unlimited Tax

GO, 5.00%, 2/15/2022	40,000	40,894

GO, PSF-GTD, 5.00%, 2/15/2023 (b)	25,000	26,762

University of Houston

Series 2013A, Rev., 4.00%, 2/15/2022	50,000	50,891

Series 2011A, Rev., 5.00%, 2/15/2022	50,000	50,199

Series 2016A, Rev., 5.00%, 2/15/2022	200,000	204,468

Series 2017A, Rev., 5.00%, 2/15/2022	40,000	40,894

Series 2020A, Rev., 5.00%, 2/15/2022	250,000	255,586

Series 2020A, Rev., 5.00%, 2/15/2023	50,000	53,552

Series 2017A, Rev., 5.00%, 2/15/2025	45,000	52,220

University of North Texas System

Series 2012A, Rev., 4.50%, 4/15/2022 (b)	50,000	51,362

Rev., 5.00%, 4/15/2022	30,000	30,907

Series 2015A, Rev., 5.00%, 4/15/2022	30,000	30,907

Series 2017A, Rev., 5.00%, 4/15/2022	60,000	61,815

Series 2017A, Rev., 5.00%, 4/15/2023	70,000	75,394

Series 2018A, Rev., 5.00%, 4/15/2023	55,000	59,238

Upper Trinity Regional Water District, Regional Treated Water Supply System

Rev., 4.00%, 8/1/2022	110,000	113,858

Rev., 5.00%, 8/1/2022	395,000	412,458

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Texas — continued

Valwood Improvement Authority, Unlimited Tax GO, 4.00%, 9/1/2022	100,000	103,806

Via Metropolitan Transit Advanced Transportation District, Sales Tax Rev., 5.00%, 7/15/2022	55,000	57,353

Via Metropolitan Transit, Sales Tax Rev., 5.00%, 7/15/2024	110,000	124,337

Vidor Independent School District GO, PSF-GTD, Zero Coupon, 2/15/2022	100,000	99,813

Viridian Municipal Management District, Road Improvement, Unlimited Tax GO, AGM, 4.00%, 12/1/2021	75,000	75,679

Waco Educational Finance Corp., Baylor University Issue Rev., 5.00%, 3/1/2022 (b)	510,000	522,290

Waco Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2022	25,000	26,174

Weatherford Independent School District, Unlimited Tax GO, PSF-GTD, Zero Coupon, 2/15/2025	50,000	49,309

Weslaco Housing Opportunities Corp., Primrose Village Apartments Rev., 1.42%, 1/1/2022 (c)	610,000	612,311

West Harris County Municipal Utility District No. 2, Unlimited Tax GO, 3.00%, 8/1/2022	105,000	107,626

West Harris County Regional Water Authority Rev., 4.00%, 12/15/2022	500,000	505,564

West Travis County Municipal Utility District No. 6, Unlimited Tax GO, 4.00%, 8/1/2022	50,000	51,697

West Travis County Public Utility Agency Rev., 5.00%, 8/15/2022	100,000	104,539

Williamson County Water Sewer Irrigation and Drainage District No. 3, Unlimited Tax Series 2015A, GO, 3.38%, 9/1/2021	100,000	100,000

Wink-Loving Independent School District, Unlimited Tax School Building GO, PSF-GTD, 5.00%, 2/15/2023 (b)	35,000	37,468

Wood County Central Hospital District, East Texas Medical Center Quitman Project Rev., 6.00%, 11/1/2021 (b)	1,100,000	1,110,408

Woodlands Road Utility District No. 1 GO, 2.00%, 10/1/2021	555,000	555,814

Woodridge Municipal Utility District GO, AGM, 4.00%, 9/1/2021	100,000	100,000

SEE NOTES TO FINANCIAL STATEMENTS.

384	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Texas — continued

Ysleta Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2022	30,000	31,409

Total Texas		179,356,812

Utah — 0.5%

Alpine School District, School Building GO, 5.00%, 3/15/2022	85,000	87,253

Central Utah Water Conservancy District

Series 2016A, Rev., 5.00%, 10/1/2022	20,000	21,060

Series 2017B, Rev., 5.00%, 10/1/2022	30,000	31,590

Central Utah Water Conservancy District, Limited Tax Series 2011C, GO, 5.00%, 4/1/2022	110,000	113,138

City of Draper, Sales Tax Series 2012A, Rev., 4.00%, 5/1/2022 (b)	25,000	25,647

City of Murray, IHC Health Services, Inc. Series 2005D, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.01%, 9/3/2021 (c)	2,600,000	2,600,000

City of Ogden City, Franchise Tax Rev., 3.00%, 1/15/2022	270,000	272,929

City of Park City GO, 5.00%, 5/1/2022	25,000	25,817

City of Provo Series 2015A, Rev., 5.00%, 2/1/2022	25,000	25,511

City of Provo, Wastewater Series 2015A, Rev., 5.00%, 2/1/2023	25,000	26,711

City of Riverton Rev., 3.00%, 9/1/2022	35,000	35,078

City of Sandy City, Sales Tax

Rev., 5.00%, 3/1/2024	25,000	27,999

City of South Jordan, Daybreak Assessment Area No. 1

4.00%, 11/1/2021	695,000	699,475

3.00%, 11/1/2022	40,000	41,361

City of St. George Rev., AGM, 5.00%, 6/1/2024	150,000	168,975

City of St. George, Excise Tax GO, 4.00%, 8/1/2023	75,000	75,234

City of St. George, Franchise Tax

Rev., 5.00%, 12/1/2021	110,000	111,340

Rev., 5.00%, 12/1/2022	115,000	122,056

County of Salt Lake, Crossover GO, 4.00%, 12/15/2022	75,000	78,780

County of Salt Lake, Sales Tax Series 2012A, Rev., 5.00%, 2/1/2022	55,000	56,123

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Utah — continued

County of Salt Lake, Westminster College Rev., 4.00%, 10/1/2021	35,000	35,099

County of Summit, Sales Tax Rev., 5.00%, 12/15/2022	50,000	53,163

County of Utah, IHC Health Services, Inc.

Series 2016B, Rev., 5.00%, 5/15/2022	220,000	227,546

Series 2018B-1, Rev., 5.00%, 8/1/2022 (c)	250,000	257,777

Series 2018B-2, Rev., 5.00%, 8/1/2024 (c)	420,000	467,898

Series 2020B-1, Rev., 5.00%, 8/1/2024 (c)	195,000	221,399

Series 2020B-2, Rev., 5.00%, 8/1/2026 (c)	595,000	721,132

County of Weber GO, 5.00%, 1/15/2022	70,000	71,276

Davis School District, School District Bond Guaranty Program

GO, 5.00%, 6/1/2022	20,000	20,736

Series 2019B, GO, 5.00%, 6/1/2023	25,000	27,131

Intermountain Power Agency, Subordinated Power Supply Series 2018A, Rev., 5.00%, 7/1/2022	335,000	348,575

Jordan Valley Water Conservancy District

Series 2013A, Rev., 4.00%, 10/1/2021	20,000	20,063

Series B, Rev., 5.00%, 10/1/2022	40,000	42,120

Magna Water District GO, 5.00%, 6/1/2023	50,000	54,125

Metropolitan Water District of Salt Lake and Sandy Series 2012A, Rev., 4.00%, 7/1/2022	85,000	87,768

Midtown Redevelopment Authority, Tax Increment and Sales Tax Rev., 4.00%, 5/1/2022	25,000	25,651

Mountain Regional Water Special Service District Series 2014A, Rev., AGM, 3.00%, 12/15/2022	75,000	77,727

Nebo School District Series 2017B, GO, 5.00%, 7/1/2022	30,000	31,221

Ogden City School District Municipal Building Authority Rev., 5.00%, 1/15/2022	305,000	310,539

Salt Lake City Corp., Sales and Excise Tax Series 2016A, Rev., 4.00%, 10/1/2023	30,000	32,380

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	385

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Utah — continued

Southern Utah University, Auxiliary System and Student Building Rev., 4.00%, 5/1/2022	50,000	51,261

State of Utah

GO, 4.00%, 7/1/2022 (b)	80,000	82,583

GO, 5.00%, 7/1/2022	215,000	223,768

Series 2020B, GO, 5.00%, 7/1/2022	25,000	26,019

GO, 5.00%, 7/1/2024	75,000	85,219

Summit County, Transportation Sales Tax Rev., 5.00%, 12/15/2021	75,000	76,057

University of Utah (The)

Series 2013A, Rev., 5.00%, 8/1/2022	35,000	36,567

Series 2014B, Rev., 5.00%, 8/1/2022 (b)	50,000	52,233

Series 2015B, Rev., 5.00%, 8/1/2022 (b)	265,000	276,833

Series 2016B-1, Rev., 5.00%, 8/1/2022	30,000	31,343

Series 2017A, Rev., 5.00%, 8/1/2022	55,000	57,462

Series 2017B-2, Rev., 5.00%, 8/1/2022	20,000	20,895

Series 2018A, Rev., 5.00%, 8/1/2022	35,000	36,567

Series A-2, Rev., 5.00%, 8/1/2022	25,000	26,119

Utah Associated Municipal Power Systems, Payson Power Project Rev., 5.00%, 10/1/2021 (b)	670,000	672,643

Utah Charter School Finance Authority, Providence Hall Elementary School and High School Projects Series 2013A, Rev., 4.00%, 10/15/2021 (b)	20,000	20,090

Utah Charter School Finance Authority, Summit Academy Incorporated

Series A, Rev., 5.00%, 4/15/2022	130,000	133,642

Series A, Rev., 5.00%, 4/15/2023	80,000	85,448

Utah Infrastructure Agency, Tax-Exempt Telecommunications

Series A, Rev., AGM, 5.00%, 10/15/2021 (b)	25,000	25,145

Series A, Rev., AGM, 5.25%, 10/15/2021 (b)	20,000	20,122

Utah State Board of Regents Series B, Rev., AGM, 4.00%, 6/1/2024	50,000	54,989

Utah State Board of Regents, Auxiliary and Campus Facilities Rev., 5.00%, 4/1/2022 (b)	25,000	25,711

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Utah — continued

Utah State Building Ownership Authority, Facilities Master Lease Program

Rev., 5.00%, 5/15/2022	170,000	175,770

Rev., 5.00%, 5/15/2023	30,000	32,450

Utah State University Series 2015B, Rev., 5.00%, 12/1/2022	30,000	31,829

Utah State University, Student Building Fee Rev., 4.00%, 4/1/2022	30,000	30,680

Utah Transit Authority, Sales Tax

Rev., 5.00%, 6/15/2022 (b)	50,000	51,920

Series 2008A, Rev., 5.25%, 6/15/2022	95,000	98,862

Series 2008A, Rev., 5.25%, 6/15/2023	150,000	163,596

Utah Transit Authority, Subordinate Sales Tax Series 2015A, Rev., 5.00%, 6/15/2023	100,000	108,618

Washington County School District Board of Education, School Building and Refunding, Utah School Bond Guaranty Program Series 2016B, GO, 5.00%, 3/1/2023	30,000	32,196

Washington County School District Board of Education, Utah School District Bond Guaranty Program Series 2021A, GO, 5.00%, 3/1/2022	95,000	97,326

Washington County Water Conservancy District Rev., 5.00%, 10/1/2022	25,000	25,706

Washington County, St. George Interlocal Agency Series 2012A, Rev., 2.00%, 12/1/2021	25,000	25,110

Weber Basin Water Conservancy District

Series 2015A, Rev., 5.00%, 10/1/2021	55,000	55,218

Series 2017A, Rev., 5.00%, 10/1/2021	70,000	70,278

Series 2013B, Rev., 4.25%, 4/1/2023 (b)	20,000	21,297

Weber School District, School Building GO, 5.00%, 6/15/2022	110,000	114,255

Total Utah		11,035,230

Vermont — 0.0% (g)

State of Vermont, Green Bonds Series 2015A, GO, 5.00%, 8/15/2022	25,000	26,167

State of Vermont, Transportation Infrastructure Series 2013A, Rev., 4.00%, 6/15/2022	45,000	46,380

SEE NOTES TO FINANCIAL STATEMENTS.

386	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Vermont — continued

University of Vermont and State Agricultural College Rev., 5.00%, 10/1/2021	105,000	105,412

Vermont Educational and Health Buildings Financing Agency, The University of Vermont Medical Center Project Series 2016A, Rev., 5.00%, 12/1/2021	140,000	141,656

Vermont Municipal Bond Bank

Series 2018-1, Rev., 4.00%, 12/1/2021	45,000	45,435

Series 4, Rev., 4.00%, 12/1/2021	25,000	25,242

Series 1, Rev., 5.00%, 12/1/2021	175,000	177,123

Series 4, Rev., 5.00%, 12/1/2021	40,000	40,479

Series 5, Rev., 5.00%, 12/1/2021 (b)	250,000	253,028

Series 6, Rev., 5.00%, 12/1/2021	25,000	25,300

Series 2016-2, Rev., 5.00%, 12/1/2022	45,000	47,743

Series 3, Rev., 5.00%, 12/1/2022	50,000	53,048

Vermont Municipal Bond Bank, State Colleges System Bonds Series 2017A, Rev., 5.00%, 10/1/2022	55,000	57,909

Total Vermont		1,044,922

Virginia — 1.1%

Arlington County Industrial Development Authority

Series 2013A, Rev., 5.00%, 12/15/2021	25,000	25,351

Rev., 5.00%, 2/15/2023	35,000	37,439

City of Alexandria, Capital Improvement

Series 2014B, GO, 5.00%, 1/15/2022	25,000	25,455

Series 2012B, GO, 5.00%, 6/15/2022	30,000	31,158

Series 2016A, GO, 5.00%, 7/15/2023	25,000	27,278

City of Chesapeake, Transportation Series A, Rev., 5.00%, 7/15/2022	40,000	41,636

City of Fairfax GO, 5.00%, 7/15/2022	25,000	26,067

City of Hampton, Public Improvement

Series 2015A, GO, 5.00%, 9/1/2021	75,000	75,000

Series 2019A, GO, 5.00%, 3/1/2022	50,000	51,224

Series 2012A, GO, 5.00%, 4/1/2022 (b)	85,000	87,417

Series 2015B, GO, 5.00%, 9/1/2022	30,000	31,468

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Virginia — continued

City of Harrisonburg, Public Improvement

Series 2014B, GO, 5.00%, 7/15/2022	25,000	26,065

GO, 3.00%, 8/1/2022	25,000	25,058

City of Lynchburg, Publica Improvement

Series 2020B, GO, 5.00%, 12/1/2021	25,000	25,305

GO, 5.00%, 6/1/2022	25,000	25,917

City of Manassas, Public Improvement GO, 5.00%, 7/1/2022	50,000	52,026

City of Newport News, General Improvement

Series 2012C, GO, 5.00%, 9/1/2021 (b)	50,000	50,000

Series 2014A, GO, 5.00%, 7/15/2022	50,000	52,143

City of Norfolk

Series 2017C, GO, 5.00%, 9/1/2021	45,000	45,000

Series 2016A, GO, 5.00%, 10/1/2021	70,000	70,279

Series A, GO, 5.00%, 10/1/2021	70,000	70,278

Rev., 5.00%, 11/1/2021	185,000	186,454

Series A, GO, 5.00%, 10/1/2022	25,000	26,322

City of Poquoson GO, 5.00%, 2/15/2022	45,000	46,003

City of Portsmouth, Public Improvement Series 2013A, GO, 5.00%, 2/1/2022	120,000	122,421

City of Portsmouth, Tax Exempt

Series 2015A, GO, 4.00%, 8/1/2022	25,000	25,884

Series 2016A, GO, 5.00%, 8/1/2022	50,000	52,224

City of Richmond, Public Improvement

Series 2012A, GO, 5.00%, 3/1/2022	85,000	87,085

Series 2017B, GO, 5.00%, 7/15/2022	25,000	26,072

Series B, GO, 5.00%, 7/15/2022	20,000	20,857

City of Richmond, Public Utility Rev., 5.00%, 1/15/2022	175,000	178,191

City of Roanoke, Public Improvement Series 2013A, GO, 4.00%, 7/15/2022	25,000	25,843

City of Suffolk GO, 5.00%, 2/1/2022	75,000	76,529

City of Suffolk, Tax-Exempt Series 2016A, GO, 5.00%, 2/1/2022	55,000	56,121

City of Virginia Beach, Public Improvement Series 2015B, GO, 5.00%, 9/15/2021	50,000	50,089

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	387

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Virginia — continued

City of Winchester, Public Improvement GO, 5.00%, 9/1/2022 (b)	50,000	52,431

Commonwealth of Virginia

Series 2013B, GO, 4.00%, 6/1/2022	100,000	102,913

Series 2015B, GO, 5.00%, 6/1/2022	35,000	36,275

County of Arlington Series 2012A, GO, 5.00%, 8/1/2022	125,000	130,631

County of Chesterfield COP, 4.00%, 11/1/2023	100,000	104,388

County of Chesterfield, Public Improvement Series 2015A, GO, 5.00%, 1/1/2022	45,000	45,734

County of Culpeper GO, 5.00%, 1/15/2024	25,000	27,819

County of Fairfax, Public Improvement

Series 2013B, GO, 4.00%, 10/1/2021	120,000	120,379

Series 2014A, GO, 4.00%, 10/1/2021	250,000	250,790

Series 2013A, GO, 5.00%, 10/1/2021 (b)	245,000	245,967

Series 2015A, GO, 5.00%, 10/1/2021	75,000	75,297

Series 2015C, GO, 5.00%, 10/1/2021	125,000	125,495

County of Fairfax, Sewer Series 2016A, Rev., 5.00%, 7/15/2022	25,000	26,067

County of Hanover, Public Improvement Series A, GO, 4.13%, 1/15/2023	50,000	50,162

County of Henrico, Public Improvement GO, 4.00%, 8/1/2022	25,000	25,898

County of Henrico, Water and Sewer Rev., 5.00%, 5/1/2022	20,000	20,655

County of James City GO, 5.00%, 12/15/2021	50,000	50,705

County of Loudoun

Series 2020B, GO, 5.00%, 12/1/2021	30,000	30,365

Series 2018A, GO, 5.00%, 12/1/2022	25,000	26,531

County of Loudoun, Public Improvement

Series 2013A, GO, 4.00%, 12/1/2021	120,000	121,165

Series 2012A, GO, 5.00%, 12/1/2021	70,000	70,853

Series 2013A, GO, 5.00%, 12/1/2021	40,000	40,487

Series 2014B, GO, 5.00%, 12/1/2021	30,000	30,366

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Virginia — continued

Series 2015A, GO, 5.00%, 12/1/2021	50,000	50,609

Series 2016A, GO, 5.00%, 12/1/2021	50,000	50,609

County of Prince William

COP, 5.00%, 10/1/2021	120,000	120,467

COP, 5.00%, 10/1/2022	100,000	105,188

County of Pulaski GO, 5.00%, 2/1/2024	40,000	44,572

County of Smyth GO, 5.00%, 11/1/2022	25,000	26,429

County of Spotsylvania, Public Improvement GO, 5.00%, 1/15/2022	50,000	50,904

Culpeper County Economic Development Authority, Capital Projects Rev., 5.00%, 6/1/2024	30,000	33,857

Economic Development Authority, Capital Project Rev., 4.00%, 7/15/2023	55,000	58,782

Fairfax County Economic Development Authority, County Facilities Project Series 2014A, Rev., 5.00%, 10/1/2021	30,000	30,119

Fairfax County Economic Development Authority, Joint Public Uses Complex Project Rev., 5.00%, 5/15/2022	155,000	160,350

Fairfax County Economic Development Authority, Route 28 Project Series 2016B, Rev., 3.00%, 4/1/2022	25,000	25,424

Fairfax County Economic Development Authority, Silver Line Phase I Project Rev., 5.00%, 4/1/2022	55,000	56,572

Fairfax County Industrial Development Authority, Inova Health System Project Series 2012B, Rev., 5.00%, 5/15/2022	30,000	31,025

Fairfax County Industrial Development Authority, Virginia Health Care, Inova Health System Project

Rev., 4.00%, 5/15/2022	275,000	282,462

Series 2016A, Rev., 5.00%, 5/15/2022	150,000	155,123

Series 2018B, Rev., 5.00%, 5/15/2023 (c)	40,000	43,239

Fairfax County Water Authority Rev., 5.00%, 4/1/2022 (b)	150,000	154,272

SEE NOTES TO FINANCIAL STATEMENTS.

388	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Virginia — continued

Hampton Roads Sanitation District, Wastewater

Series 2018A, Rev., 5.00%, 10/1/2021	40,000	40,159

Series 2014A, Rev., 5.00%, 7/1/2022	100,000	104,095

Series 2016A, Rev., 5.00%, 8/1/2022	20,000	20,901

Hampton Roads Transportation Accountability Commission, Transportation Fund, Intermediate Lien Series 2019A, Rev., BAN, 5.00%, 7/1/2022	790,000	821,878

Henry County Industrial Development Authority Rev., GAN, 2.00%, 11/1/2023	1,040,000	1,042,854

Loudoun County Economic Development Authority, Public Facilities Project

Rev., 5.00%, 12/1/2021	65,000	65,787

Series 2016A, Rev., 5.00%, 12/1/2021	95,000	96,150

Series 2016B, Rev., 5.00%, 12/1/2021	90,000	91,090

Louisa Industrial Development Authority, Electric and Power Co. Project Series 2008B, Rev., 0.75%, 9/2/2025 (c)	100,000	100,489

Norfolk Economic Development Authority, Sentara Healthcare Series 2012B, Rev., 4.00%, 11/1/2021	25,000	25,160

Peninsula Ports Authority, Dominion Terminal Associates Project — DETC Issue Rev., 1.70%, 10/1/2022 (c)	1,300,000	1,318,715

Powhatan County Economic Development Authority, Capital Projects Rev., 5.00%, 10/15/2022	25,000	26,335

Prince William County Industrial Development Authority, Novant Health Obligation Group Series 2013B, Rev., 3.25%, 11/1/2022 (b)	30,000	31,063

Rappahannock Regional Jail Authority Rev., 4.00%, 10/1/2021	100,000	100,317

Town of Leesburg GO, 5.00%, 1/15/2022	20,000	20,365

University of Virginia Rev., 4.00%, 9/1/2021 (b)	75,000	75,000

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Virginia — continued

Virginia Beach Development Authority, Public Facility

Series A, Rev., 5.00%, 12/1/2021	25,000	25,305

Series 2018A, Rev., 5.00%, 4/1/2022	40,000	41,143

Series 2020A, Rev., 5.00%, 4/15/2022	50,000	51,525

Virginia Beach Development Authority, Westminster-Canterbury on Chesapeake Bay Rev., 5.00%, 9/1/2022	35,000	36,587

Virginia Biotechnology Research Partnership Authority, Consolidated Laboratories Project Rev., 5.00%, 9/1/2021	45,000	45,000

Virginia College Building Authority, 21st Century College and Equipment Programs

Series 2012B, Rev., 3.00%, 2/1/2022 (b)	25,000	25,297

Series 2012A, Rev., 4.00%, 2/1/2022 (b)	25,000	25,403

Series A, Rev., 5.00%, 2/1/2022	25,000	25,511

Virginia College Building Authority, Educational Facilities, 21st Century College and Equipment Programs

Series 2012B, Rev., 4.00%, 2/1/2022 (b)	30,000	30,484

Rev., 5.00%, 2/1/2022	440,000	448,974

Series 2009E-1, Rev., 5.00%, 2/1/2022	305,000	311,230

Series 2009E-2, Rev., 5.00%, 2/1/2022	110,000	112,247

Series 2012A, Rev., 5.00%, 2/1/2022 (b)	40,000	40,811

Series 2014A, Rev., 5.00%, 2/1/2022	235,000	239,800

Series 2015A, Rev., 5.00%, 2/1/2022	25,000	25,511

Series 2015D, Rev., 5.00%, 2/1/2022	80,000	81,634

Series 2016A, Rev., 5.00%, 2/1/2022	290,000	295,924

Series 2017C, Rev., 5.00%, 2/1/2022	35,000	35,715

Series 2018A, Rev., 5.00%, 2/1/2022	155,000	158,166

Series 2019A, Rev., 5.00%, 2/1/2022	45,000	45,919

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	389

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Virginia — continued

Series 2019C, Rev., 5.00%, 2/1/2022	135,000	137,757

Series 2013A, Rev., 5.00%, 2/1/2023	20,000	21,380

Series 2015A, Rev., 5.00%, 2/1/2023	25,000	26,726

Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program

Rev., 5.00%, 9/1/2021 (b)	75,000	75,000

Series 2012A, Rev., 5.00%, 9/1/2021 (b)	115,000	115,000

Series 2012-A, Rev., 5.00%, 9/1/2021	60,000	60,000

Series 2012B, Rev., 5.00%, 9/1/2021	20,000	20,000

Series A, Rev., 5.00%, 9/1/2021	25,000	25,000

Series 2012-A, Rev., 5.00%, 9/1/2022 (b)	70,000	73,367

Series 2014B, Rev., 5.00%, 9/1/2022	35,000	36,720

Series 2016A, Rev., 5.00%, 9/1/2022	60,000	62,949

Series A, Rev., 5.00%, 9/1/2022	70,000	73,441

Series B, Rev., 5.00%, 9/1/2023	30,000	32,931

Virginia College Building Authority, Public Higher Education Financing Program

Series 2011A, Rev., 4.00%, 9/1/2021 (b)	30,000	30,000

Series 2011A, Rev., 5.00%, 9/1/2021 (b)	3,000,000	3,000,000

Virginia Commonwealth Transportation Board

Series 2012A, Rev., GAN, 5.00%, 3/15/2022 (b)	30,000	30,788

Rev., GAN, 5.00%, 9/15/2022	25,000	26,273

Rev., GAN, 5.00%, 9/15/2023	45,000	49,401

Virginia Commonwealth Transportation Board, Capital Projects

Rev., 5.00%, 5/15/2022 (b)	180,000	186,220

Series 2017A, Rev., 5.00%, 5/15/2022	25,000	25,865

Rev., 5.00%, 5/15/2023	25,000	27,082

Rev., 5.00%, 5/15/2024	35,000	39,501

Series 2017A, Rev., 5.00%, 5/15/2025	40,000	46,868

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Virginia — continued

Virginia Commonwealth Transportation Board, Federal Transportation

Rev., GAN, 5.00%, 9/15/2021	155,000	155,276

Series 2012B-G, Rev., GAN, 5.00%, 9/15/2021	40,000	40,071

Series 2012A, Rev., GAN, 4.50%, 3/15/2022	65,000	66,541

Rev., GAN, 5.00%, 3/15/2022 (b)	175,000	179,602

Series 2012B-G, Rev., GAN, 5.00%, 3/15/2022	30,000	30,792

Rev., GAN, 5.00%, 9/15/2022	145,000	152,387

Series 2012B, Rev., GAN, 5.00%, 9/15/2022	25,000	26,274

Rev., GAN, 5.00%, 3/15/2023	90,000	96,771

Series 2013A, Rev., GAN, 5.00%, 3/15/2023 (b)	140,000	150,437

Series 2013-A, Rev., GAN, 5.00%, 3/15/2023	120,000	129,029

Rev., GAN, 5.00%, 3/15/2025	30,000	34,942

Virginia Commonwealth Transportation Board, Oak Grove Connector Series A, Rev., 5.00%, 5/15/2022	90,000	93,113

Virginia Commonwealth Transportation Board, Transportation Capital Project Rev., 5.00%, 5/15/2022 (b)	125,000	129,302

Virginia Commonwealth Transportation Board, Transportation District Program Rev., 5.00%, 5/15/2022	20,000	20,692

Virginia Commonwealth University Health System Authority Rev., 5.00%, 7/1/2025	45,000	52,852

Virginia Housing Development Authority, Commonwealth Mortgage Series 2012C-4, Rev., 2.49%, 1/1/2022	200,000	201,457

Virginia Public Building Authority, Public Facilities

Series 2014A, Rev., 5.00%, 8/1/2022	55,000	57,472

Series 2015B, Rev., 5.00%, 8/1/2022	25,000	26,124

Series 2017A, Rev., 5.00%, 8/1/2022	50,000	52,248

Series A, Rev., 5.00%, 8/1/2022	390,000	407,533

Series B, Rev., 5.00%, 8/1/2022	110,000	114,945

Series C, Rev., 5.00%, 8/1/2022	115,000	120,170

Series C, Rev., 4.00%, 8/1/2026	25,000	27,735

SEE NOTES TO FINANCIAL STATEMENTS.

390	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Virginia — continued

Virginia Public School Authority, School Financing 1997 Resolution

Rev., 3.00%, 8/1/2022 (b)	45,000	46,175

Series 2012C, Rev., 3.25%, 8/1/2022 (b)	80,000	82,271

Rev., 5.00%, 8/1/2022 (b)	35,000	36,563

Series 2012A, Rev., 5.00%, 8/1/2022 (b)	295,000	308,074

Series 2012B, Rev., 5.00%, 8/1/2022 (b)	75,000	78,349

Series 2014B, Rev., 5.00%, 8/1/2022	75,000	78,365

Series 2015B, Rev., 5.00%, 8/1/2022	25,000	26,121

Rev., 5.00%, 8/1/2023	50,000	54,653

Series 2014C, Rev., 5.00%, 8/1/2023	25,000	27,326

Series 2015A, Rev., 5.00%, 8/1/2024	25,000	28,479

Virginia Public School Authority, School Technology and Security Notes

Series VI, Rev., 5.00%, 4/15/2022	110,000	113,348

Series VIII, Rev., 5.00%, 4/15/2022	140,000	144,260

Series VI, Rev., 5.00%, 4/15/2023	80,000	86,328

Virginia Public School Authority, Special Obligation School Montgomery County Rev., 5.00%, 2/1/2022	125,000	127,543

Virginia Resources Authority, Clean Water State Revolving Fund

Rev., 5.00%, 10/1/2021	25,000	25,099

Rev., 5.00%, 10/1/2022	30,000	31,594

Virginia Resources Authority, Infrastructure Moral Obligation

Rev., 5.00%, 11/1/2021	70,000	70,561

Series A, Rev., 5.00%, 11/1/2021	20,000	20,161

Rev., 4.00%, 11/1/2022	25,000	26,124

Series 2012B, Rev., 4.00%, 11/1/2022 (b)	30,000	31,335

Series 2012B, Rev., 4.00%, 11/1/2024	15,000	15,682

Virginia Resources Authority, Infrastructure Moral Obligation, Pooled Financing Program

Rev., 4.00%, 11/1/2021	105,000	105,669

Series 2014B, Rev., 5.00%, 11/1/2021	80,000	80,641

Series 2014D, Rev., 5.00%, 11/1/2021	25,000	25,200

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Virginia — continued

Series 2015B, Rev., 5.00%, 11/1/2021	20,000	20,162

Series 2019C, Rev., 5.00%, 11/1/2021	110,000	110,881

Rev., 5.00%, 11/1/2022	60,000	63,409

Series 2020C, Rev., 5.00%, 11/1/2022	75,000	79,243

Virginia Resources Authority, Infrastructure Pooled Financing Program

Rev., 3.00%, 11/1/2021	25,000	25,120

Series 2015C, Rev., 4.00%, 11/1/2021	40,000	40,258

Series 2012B, Rev., 5.00%, 11/1/2021	40,000	40,323

Series 2014B, Rev., 5.00%, 11/1/2021	65,000	65,525

Series 2016A, Rev., 5.00%, 11/1/2021	30,000	30,242

Series 2017A, Rev., 5.00%, 11/1/2021	40,000	40,323

Series 2017C, Rev., 5.00%, 11/1/2021	75,000	75,606

Rev., 5.00%, 11/1/2022	25,000	26,429

Series 2012A, Rev., 5.00%, 11/1/2022	100,000	105,691

Series 2012B, Rev., 5.00%, 11/1/2022	25,000	26,430

Series 2016B, Rev., 5.00%, 11/1/2022	30,000	31,715

Series 2017A, Rev., 5.00%, 11/1/2022	25,000	26,429

Series 2010A, Rev., 5.00%, 11/1/2023	5,000	5,020

Virginia Small Business Financing Authority, Hampton University Rev., 5.00%, 10/1/2021	25,000	25,093

Virginia Small Business Financing Authority, Sentara Healthcare Rev., 4.00%, 11/1/2021	55,000	55,352

Western Regional Jail Authority, Regional Jail Facility

Rev., 4.00%, 12/1/2022	50,000	52,367

Rev., 5.00%, 12/1/2024	1,285,000	1,471,900

Wise County Industrial Development Authority, Electric and Power Co. Project Series 2010A, Rev., 1.20%, 5/31/2024 (c)	1,750,000	1,788,946

Total Virginia		23,719,998

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	391

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Washington — 2.0%

Adams County Joint Consolidated School District No. 147-163-55, Unlimited Tax GO, 2.50%, 12/1/2021	25,000	25,142

Auburn School District No. 408 of King & Pierce Counties

GO, 4.00%, 12/1/2021	25,000	25,243

GO, 4.00%, 12/1/2023	50,000	52,418

Auburn School District No. 408 of King & Pierce Counties, Unlimited Tax GO, 5.00%, 12/1/2024	25,000	28,829

Benton County School District No. 17 Kennewick, Unlimited Tax GO, 5.00%, 12/1/2022	40,000	42,413

Benton County School District No. 400 Richland

GO, 3.00%, 12/1/2021	50,000	50,362

GO, 5.00%, 12/1/2021	120,000	121,462

Cascade Water Alliance Rev., 5.00%, 9/1/2022	25,000	26,226

Central Puget Sound Regional Transit Authority, Sales and Motor Vehicle Excise Tax, Green Bond Series 2016S-1, Rev., 5.00%, 11/1/2021	100,000	100,808

Central Puget Sound Regional Transit Authority, Sales and Use Tax

Series 2012S-1, Rev., 5.00%, 11/1/2021	25,000	25,202

Series 2012S-1, Rev., 5.00%, 11/1/2022	20,000	21,146

Central Washington University

Rev., 5.00%, 5/1/2022	45,000	46,409

Rev., AGM, 5.00%, 5/1/2024	360,000	404,217

Chelan County Public Utility District No. 1, Capital Appreciation Series 1997A, Rev., NATL-RE, Zero Coupon, 6/1/2023	20,000	19,904

Chelan County School District No. 228 Cascade, Unlimited Tax GO, 5.00%, 12/1/2021	20,000	20,239

City of Auburn, Utility System Rev., 5.00%, 12/1/2021	70,000	70,830

City of Bellevue, Limited Tax GO, 5.00%, 12/1/2022	30,000	31,837

City of Bonney Lake, Water & Sewer System Rev., 4.00%, 12/1/2022	25,000	26,222

City of Camas, Water & Sewer Rev., 5.00%, 12/1/2021	50,000	50,590

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Washington — continued

City of Edmonds, Water and Sewer Rev., 5.00%, 12/1/2023	25,000	27,104

City of Everett, Water & Sewer Rev., 5.00%, 12/1/2022	145,000	153,859

City of Gig Harbor, Water and Sewer Rev., 4.00%, 10/1/2022	50,000	52,021

City of Kent, Limited Tax GO, 5.00%, 12/1/2021	65,000	65,792

City of Lynnwood, Limited Tax GO, AGM, 4.00%, 12/1/2021	25,000	25,242

City of Lynnwood, Utility System Rev., 4.00%, 12/1/2021	50,000	50,484

City of Marysville, Water & Sewer Rev., 5.00%, 4/1/2022	155,000	159,439

City of Olympia, Limited Tax

GO, 5.00%, 12/1/2021	35,000	35,427

GO, 5.00%, 12/1/2024	25,000	28,811

City of Olympia, Unlimited Tax GO, 5.00%, 12/1/2022	45,000	47,761

City of Puyallup, Limited Tax GO, 4.00%, 12/1/2021	250,000	252,365

City of Redmond GO, 5.00%, 12/1/2021	20,000	20,244

City of Renton, Limited Tax

GO, 5.00%, 12/1/2021	20,000	20,244

Series A, GO, 4.00%, 12/1/2022	50,000	52,393

GO, 5.00%, 12/1/2022	30,000	31,841

City of Richland

Series 2019A, Rev., 4.00%, 11/1/2021	30,000	30,184

Series 2013A, GO, 4.00%, 12/1/2021	40,000	40,389

Rev., 5.00%, 11/1/2022	45,000	47,578

City of Richland, Waterworks Utility Rev., 4.00%, 11/1/2021	90,000	90,579

City of Seattle

Series 2013A, GO, 4.00%, 10/1/2021	30,000	30,095

GO, 5.00%, 12/1/2021	20,000	20,244

City of Seattle, Drainage and Wastewater System Improvement

Rev., 5.00%, 9/1/2021	225,000	225,000

Rev., 5.00%, 4/1/2022	45,000	46,283

Rev., 5.00%, 5/1/2022	80,000	82,609

Rev., 5.00%, 9/1/2022	20,000	20,488

Rev., 5.00%, 9/1/2024	45,000	46,086

SEE NOTES TO FINANCIAL STATEMENTS.

392	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Washington — continued

City of Seattle, Limited Tax

GO, 5.00%, 9/1/2021	25,000	25,000

GO, 5.00%, 5/1/2022	20,000	20,654

Series 2017A, GO, 5.00%, 11/1/2022	150,000	158,576

City of Seattle, Municipal Light and Power Improvement

Rev., 5.00%, 9/1/2021	115,000	115,000

Series 2018A, Rev., 5.00%, 1/1/2022	40,000	40,647

Series 2019B, Rev., 5.00%, 2/1/2022	25,000	25,506

Series 2016B, Rev., 5.00%, 4/1/2022	45,000	46,278

Series 2015A, Rev., 5.00%, 5/1/2022	80,000	82,598

Series 2012A, Rev., 5.00%, 6/1/2022	20,000	20,731

Rev., 5.00%, 7/1/2022	65,000	67,640

Rev., 5.00%, 9/1/2022	160,000	167,798

Series 2017C, Rev., 5.00%, 9/1/2022	25,000	26,219

Series 2012A, Rev., 5.00%, 6/1/2024	25,000	25,912

City of Seattle, Solid Waste System Rev., 5.00%, 5/1/2022	25,000	25,810

City of Seattle, Water System

Rev., 5.00%, 9/1/2021	70,000	70,000

Rev., 5.00%, 5/1/2022	25,000	25,815

Rev., 5.00%, 9/1/2022	180,000	188,810

Rev., 5.00%, 9/1/2023	50,000	52,425

City of Shelton, Limited Tax

GO, 4.00%, 12/1/2021	150,000	151,347

GO, 4.00%, 12/1/2022	150,000	156,678

City of Spokane, Unlimited Tax

GO, 5.00%, 12/1/2021	105,000	106,279

GO, 5.00%, 12/1/2022	85,000	90,216

City of Spokane, Water and Wastewater System Rev., 5.00%, 12/1/2021	45,000	45,548

City of Tacoma Series 2015A, Rev., 5.00%, 12/1/2022	20,000	21,209

City of Tacoma, Electric System Series 2013B, Rev., 5.00%, 1/1/2022	225,000	228,633

City of Tacoma, Solid Waste Utility, Green Bond Rev., 4.00%, 12/1/2021	25,000	25,236

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Washington — continued

City of University Place, Limited Tax GO, 4.00%, 12/1/2023	35,000	37,991

City of Vancouver Downtown Redevelopment Authority, Conference Center Project Rev., GTD, 5.00%, 1/1/2023	100,000	106,444

City of Yakima, Water & Sewer Rev., 4.00%, 11/1/2021	25,000	25,155

Clark & Skamania Counties School District No. 112-6 Washougal

GO, 4.00%, 12/1/2021	30,000	30,289

GO, 4.00%, 12/1/2022	30,000	31,451

Clark County Fire Protection District No. 6 GO, 4.00%, 12/1/2021	25,000	25,233

Clark County Public Utility District No. 1 Rev., 5.00%, 1/1/2024	15,000	16,639

Clark County Public Utility District No. 1, Electric System

Rev., 5.00%, 1/1/2022	80,000	81,300

Rev., 5.00%, 1/1/2023	75,000	79,885

Clark County Public Utility District No. 1, Generating System

Series A, Rev., 4.00%, 1/1/2022	145,000	146,877

Rev., 5.00%, 1/1/2024	100,000	110,925

Clark County School District No. 117 Camas, Unlimited Tax

GO, 4.00%, 12/1/2021	190,000	191,845

GO, 2.00%, 12/1/2022	30,000	30,712

Clark County School District No. 37 Vancouver, Unlimited Tax

GO, 5.00%, 12/1/2021	85,000	86,029

GO, 3.00%, 12/1/2022	30,000	31,078

GO, 5.00%, 12/1/2023	30,000	33,264

Clark County, Vancouver School District No. 37, Unlimited Tax GO, 3.00%, 12/1/2023	25,000	26,599

Clark Regional Wastewater District Rev., 5.00%, 12/1/2022	25,000	26,501

COB Properties, City Hall Project Rev., 5.00%, 12/1/2021	25,000	25,305

County of Clark, Limited Tax GO, 5.00%, 12/1/2021	75,000	75,914

County of King, Limited Tax

Series 2015B, GO, 5.00%, 12/1/2021	50,000	50,609

GO, 5.00%, 1/1/2022	25,000	25,406

GO, 5.25%, 1/1/2022	20,000	20,342

Series 2019A, GO, 5.00%, 6/1/2022	50,000	51,835

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	393

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Washington — continued

Series 2012B, GO, 5.00%, 7/1/2022 (b)	50,000	52,029

Series 2019B, GO, 5.00%, 7/1/2022	30,000	31,224

Series 2012E, GO, 3.00%, 12/1/2022	30,000	31,085

Series 2014C, GO, 5.00%, 12/1/2022	35,000	37,138

County of King, Sewer

Series 2011C, Rev., 4.00%, 1/1/2022	35,000	35,453

Series 2012C, Rev., 5.00%, 1/1/2022	50,000	50,813

Series 2020A, Rev., 0.63%, 1/1/2024 (c)	1,175,000	1,177,520

County of King, Sewer, Junior Lien Series B, Rev., 0.88%, 1/1/2026 (c)	60,000	60,334

County of King, Unlimited Tax GO, 5.00%, 12/1/2021	50,000	50,609

County of Kitsap Rev., 5.00%, 12/1/2021	30,000	30,366

County of Kitsap, Limited Tax GO, 4.00%, 12/1/2022	45,000	47,200

County of Kitsap, Sewer Rev., 5.00%, 12/1/2022	25,000	26,534

County of Pierce, Limited Tax GO, 5.00%, 7/1/2022	30,000	31,226

County of Pierce, Sewer Rev., 4.00%, 8/1/2022 (b)	135,000	139,795

County of Skagit, Limited Tax

GO, 5.00%, 12/1/2021	190,000	192,315

GO, 5.00%, 12/1/2024	60,000	69,189

County of Snohomish, Limited Tax

Series 2011B, GO, 4.00%, 12/1/2021	25,000	25,243

GO, 5.00%, 12/1/2022	50,000	53,068

County of Spokane, Limited Tax GO, 5.00%, 12/1/2021	60,000	60,731

Douglas County School District No. 206, Eastmont Ltd. GO, 2.00%, 12/1/2021	155,000	155,739

East Columbia Basin Irrigation District Rev., 5.00%, 6/1/2022	50,000	51,816

East Wenatchee Water District Rev., 4.00%, 8/1/2023	25,000	26,779

Eastern Washington University, Services and Activities Fee

Series 2016A, Rev., 5.00%, 10/1/2021	50,000	50,189

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Washington — continued

Series 2016B, Rev., 5.00%, 10/1/2021	755,000	757,855

Energy Northwest Series 2018C, Rev., 5.00%, 7/1/2025	25,000	29,488

Energy Northwest, Columbia Generating Station

Rev., 5.00%, 7/1/2022	25,000	25,987

Series 2014A, Rev., 5.00%, 7/1/2022	210,000	218,564

Series 2018A, Rev., 5.00%, 7/1/2022	210,000	218,564

Series 2021A, Rev., 5.00%, 7/1/2022	315,000	327,819

Series 2014A, Rev., 5.00%, 7/1/2023	75,000	81,651

Franklin County School District No. 1 Pasco, Unlimited Tax GO, 4.00%, 12/1/2021	150,000	151,445

FYI Properties, State of Washington District Project — Green Bonds Rev., 5.00%, 6/1/2023	45,000	48,506

Grant County Public Utility District No. 2, Priest Rapids Hydroelectric Project

Series 2012A, Rev., 5.00%, 1/1/2022 (b)	75,000	76,214

Series 2012A, Rev., 5.00%, 7/1/2022 (b)	105,000	109,261

Grays Harbor County Public Utility District No. 1

Series 2015A, Rev., 5.00%, 1/1/2022	75,000	76,198

Series 2015A, Rev., 5.00%, 1/1/2025	100,000	114,954

Grays Harbor County School District No. 66 Montesano, Unlimited Tax GO, 3.00%, 12/1/2021	75,000	75,509

King and Snohomish Counties School District No. 417 Northshore, Unlimited Tax

GO, 5.00%, 12/1/2021	75,000	75,916

GO, 5.00%, 12/1/2022	30,000	31,833

GO, 5.00%, 12/1/2024	25,000	28,829

King County Fire Protection District No. 39, Unlimited Tax Series 2015A, GO, 5.00%, 12/1/2024	40,000	46,112

King County Housing Authority Rev., 3.00%, 6/1/2022	55,000	56,113

SEE NOTES TO FINANCIAL STATEMENTS.

394	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Washington — continued

King County Public Hospital District No. 1, Valley Medical Center, Limited Tax

GO, 4.00%, 12/1/2021	75,000	75,700

GO, 4.00%, 12/1/2022	25,000	26,152

GO, 5.00%, 12/1/2022	225,000	238,162

King County Public Hospital District No. 2, Evergreen Healthcare GO, 5.00%, 12/1/2021	120,000	121,457

King County Rural Library District, Unlimited Tax

GO, 4.00%, 12/1/2021	170,000	171,651

GO, 4.00%, 12/1/2022	65,000	68,178

King County School District No. 210 Federal Way, Unlimited Tax GO, 5.00%, 12/1/2021	25,000	25,303

King County School District No. 400 Mercer Island, Unlimited Tax GO, 5.00%, 12/1/2021	50,000	50,610

King County School District No. 401 Highline, Unlimited Tax

GO, 4.00%, 12/1/2021	955,000	964,298

GO, 5.00%, 6/1/2022	35,000	36,290

Series 2012B, GO, 3.25%, 12/1/2022	25,000	25,989

GO, 4.00%, 12/1/2022	35,000	36,711

Series 2012B, GO, 5.00%, 12/1/2024	125,000	132,458

King County School District No. 403 Renton, Unlimited Tax

GO, 4.00%, 12/1/2021	25,000	25,243

GO, 5.00%, 12/1/2021	450,000	455,482

King County School District No. 405 Bellevue, Unlimited Tax

GO, 5.00%, 12/1/2021	220,000	222,675

GO, 5.00%, 12/1/2022	110,000	116,721

GO, 5.00%, 12/1/2024	210,000	242,163

King County School District No. 410 Snoqualmie Valley, Unlimited Tax GO, 4.00%, 12/1/2022	75,000	78,657

King County School District No. 411 Issaquah, Unlimited Tax

GO, 4.00%, 12/1/2021	140,000	141,363

GO, 3.00%, 12/1/2022	35,000	36,275

King County School District No. 414 Lake Washington

GO, 4.00%, 12/1/2021	50,000	50,485

GO, 5.00%, 12/1/2021	130,000	131,584

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Washington — continued

GO, 5.00%, 12/1/2022	130,000	137,960

Kitsap County Public Utility District No. 1

Rev., 4.00%, 12/1/2021	30,000	30,276

Rev., 4.00%, 12/1/2022	40,000	41,796

Kitsap County School District No. 401 Central Kitsap, Unlimited Tax

GO, 4.00%, 12/1/2021	80,000	80,777

GO, 5.00%, 12/1/2022	35,000	37,138

Kitsap County Water District No. 16 Silverdale Rev., 3.00%, 9/1/2021	25,000	25,000

Lewis County Public Utility District No. 1, Cowlitz Falls Hydro Electric Project

Rev., 5.00%, 10/1/2021	180,000	180,713

Rev., 5.00%, 10/1/2022	25,000	26,325

Rev., 5.00%, 10/1/2023	100,000	110,032

North Thurston Public Schools GO, 5.00%, 12/1/2021	25,000	25,305

Pierce County School District No. 3 Puyallup, Unlimited Tax

Series 2012A, GO, 4.00%, 12/1/2021	20,000	20,194

GO, 5.00%, 12/1/2021	190,000	192,315

Series 2012A, GO, 4.00%, 12/1/2022	95,000	99,621

GO, 5.00%, 12/1/2022	25,000	25,915

Series 2012A, GO, 5.00%, 12/1/2025	50,000	52,996

Pierce County School District No. 320 Sumner, Unlimited Tax

GO, 5.00%, 12/1/2021	50,000	50,609

GO, 3.00%, 12/1/2022	25,000	25,904

GO, 5.00%, 12/1/2022	25,000	26,528

Pierce County School District No. 400 Clover Park GO, 4.00%, 12/1/2021	50,000	50,486

Pierce County School District No. 403 Bethel, Unlimited Tax

GO, 4.00%, 12/1/2021	75,000	75,726

GO, 4.00%, 12/1/2022	70,000	73,405

Pierce County School District No. 83 University Place, Unlimited Tax GO, 3.00%, 12/1/2022	55,000	56,990

Pierce County, School District No. 401 Peninsula, Unlimited Tax GO, 5.00%, 12/1/2021	45,000	45,548

Port of Bellingham Rev., 4.00%, 12/1/2022	50,000	52,040

Port of Seattle Series 2013A, GO, 4.00%, 11/1/2023	50,000	52,224

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	395

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Washington — continued

Port of Seattle Intermediate Lien

Series 2012A, Rev., 5.00%, 8/1/2022	65,000	67,904

Series 2012A, Rev., 5.00%, 8/1/2026	75,000	78,272

Port of Seattle, Intermediate Lien

Series 2015B, Rev., 5.00%, 3/1/2022	195,000	199,744

Series 2012A, Rev., 4.00%, 8/1/2022	295,000	305,485

Series B, Rev., 5.00%, 3/1/2023	125,000	134,111

Series A, Rev., 5.00%, 4/1/2023	165,000	177,687

Series 2012A, Rev., 5.00%, 8/1/2023	110,000	114,881

Series B, Rev., 5.00%, 3/1/2025	150,000	170,862

Port of Tacoma, Limited Tax Series 2016A, GO, 4.00%, 12/1/2022	30,000	31,467

Public Utility District No. 1 of Cowlitz County, Electric Distribution System

Rev., 5.00%, 9/1/2021	95,000	95,000

Series 2015B, Rev., 5.00%, 9/1/2021	75,000	75,000

Public Utility District No. 1 of Cowlitz County, Production System Rev., 5.00%, 9/1/2021	130,000	130,000

Snohomish County Public Transportation Benefit Area Corp., Limited Sales Tax Rev., 5.00%, 8/1/2022	155,000	161,968

Snohomish County Public Utility District No. 1, Electric System

Rev., 5.00%, 12/1/2021	105,000	106,274

Rev., 5.00%, 12/1/2022	60,000	63,681

Snohomish County Public Utility District No. 1, Generation System Series 2020A, Rev., 5.00%, 12/1/2022	110,000	116,749

Snohomish County School District No. 2 Everett, Unlimited Tax

GO, 4.00%, 12/1/2021	25,000	25,243

GO, 5.00%, 12/1/2021	25,000	25,305

GO, 3.00%, 12/1/2022	25,000	25,908

Snohomish County School District No. 25 Marysville GO, 5.00%, 12/1/2021	25,000	25,303

Snohomish County School District No. 332 Granite Falls, Unlimited Tax Series 2015A, GO, 5.00%, 12/1/2023	50,000	55,393

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Washington — continued

South Correctional Entity Facility Public Development Authority Rev., 4.00%, 12/1/2023	115,000	124,555

Southwest Suburban Sewer District Rev., 5.00%, 5/1/2022	20,000	20,637

Spokane & Whitman Counties School District No. 360 Cheney, Unlimited Tax GO, 5.00%, 12/1/2022	25,000	26,521

Spokane County School District No. 354 Mead GO, 5.00%, 12/1/2022	20,000	21,217

Spokane County School District No. 81 Spokane, Unlimited Tax GO, 5.00%, 12/1/2021	90,000	91,096

State of Washington, Motor Vehicle Fuel Tax

Series 2013E, GO, 5.00%, 2/1/2022	55,000	56,121

Series 2019D, GO, 5.00%, 6/1/2022	45,000	46,655

Series 2021B, GO, 5.00%, 6/1/2022	85,000	88,126

GO, 5.00%, 7/1/2022	205,000	213,378

Series B, GO, 5.00%, 7/1/2022	140,000	145,721

Series R-2012D, GO, 5.00%, 7/1/2022	25,000	26,022

Series R-2015F, GO, 5.00%, 7/1/2022	225,000	234,195

Series R-2020D, GO, 5.00%, 7/1/2022	105,000	109,291

Series 2013B-2, GO, 4.00%, 8/1/2022	25,000	25,896

Series 2018B, GO, 5.00%, 8/1/2022	40,000	41,798

Series R-2013D, GO, 5.00%, 7/1/2023	20,000	21,789

Series R-2021A, GO, 5.00%, 6/1/2024	500,000	566,049

GO, 5.00%, 7/1/2025	250,000	260,088

Series R-2012D, GO, 5.00%, 7/1/2025	240,000	249,684

State of Washington, Motor Vehicle Fuel Tax Related Fees

Series 2014E, GO, 5.25%, 2/1/2022	50,000	51,071

Series 2020E, GO, 5.00%, 6/1/2022	35,000	36,287

Series R-2012D, GO, 5.00%, 7/1/2024	25,000	26,009

State of Washington, Motor Vehicle Fuel Tax, Senior 520 Corridor Program-Toll Revenue Series 2017C, GO, 5.00%, 6/1/2022	20,000	20,736

State of Washington, Senior 520 Corridor Program

Rev., 5.00%, 9/1/2021	1,075,000	1,075,000

SEE NOTES TO FINANCIAL STATEMENTS.

396	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Washington — continued

Series 2012F, Rev., 5.00%, 9/1/2021	200,000	200,000

Series 2012F, Rev., 5.00%, 9/1/2022	1,240,000	1,300,693

Series 2014C, Rev., 5.00%, 9/1/2022	245,000	256,992

Series 2012F, Rev., 5.00%, 9/1/2023	85,000	89,095

Series 2012F, Rev., 5.00%, 9/1/2024	850,000	890,727

State of Washington, State and Local Agency Personal Property

Series 2014A, COP, 4.00%, 7/1/2022	50,000	51,615

Series 2013A, COP, 5.00%, 7/1/2022	165,000	171,701

Series 2014B, COP, 5.00%, 7/1/2024	50,000	56,751

State of Washington, State and Local Agency Real and Personal Property

Series 2012A, COP, 3.00%, 7/1/2022	35,000	35,840

Series 2013B, COP, 4.00%, 7/1/2022	125,000	129,039

COP, 5.00%, 7/1/2022	185,000	192,513

Series 2017A, COP, 5.00%, 7/1/2022	270,000	280,965

Series 2018C, COP, 5.00%, 7/1/2022	50,000	52,030

Series 2019A, COP, 5.00%, 7/1/2022	130,000	135,279

Series 2019D, COP, 5.00%, 7/1/2022	175,000	182,107

Series 2015C, COP, 5.00%, 7/1/2023	55,000	59,877

Series 2016A, COP, 5.00%, 7/1/2023	35,000	38,104

Series 2017A, COP, 5.00%, 7/1/2023	95,000	103,425

Series 2019B, COP, 5.00%, 7/1/2023	30,000	32,660

Series 2019D, COP, 5.00%, 7/1/2023	40,000	43,547

Series 2018C, COP, 5.00%, 7/1/2024	35,000	39,726

Series 2011D, COP, 4.50%, 1/1/2025	50,000	50,715

State of Washington, Various Purpose

Series 2012D, GO, 5.00%, 2/1/2022	70,000	71,422

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Washington — continued

Series 2013D, GO, 5.00%, 2/1/2022	40,000	40,815

Series 2017D, GO, 5.00%, 2/1/2022	25,000	25,510

Series R-2012C, GO, 4.00%, 7/1/2022	365,000	376,886

Series R-2015G, GO, 4.00%, 7/1/2022	25,000	25,814

Series R-2013A, GO, 5.00%, 7/1/2022	75,000	78,065

Series R-2015A, GO, 5.00%, 7/1/2022	35,000	36,430

Series R-2015E, GO, 5.00%, 7/1/2022	175,000	182,152

Series R-2016B, GO, 5.00%, 7/1/2022	70,000	72,861

Series R-2020C, GO, 5.00%, 7/1/2022	65,000	67,656

Series R-C, GO, 5.00%, 7/1/2022	25,000	26,022

Series 2013A, GO, 5.00%, 8/1/2022 (b)	25,000	26,116

Series 2014A, GO, 5.00%, 8/1/2022	35,000	36,573

Series R-2017A, GO, 5.00%, 8/1/2022	50,000	52,248

Series R-2017C, GO, 5.00%, 8/1/2022	25,000	26,124

Series R-2018C, GO, 5.00%, 8/1/2022	30,000	31,349

Series 2021B-R, GO, 5.00%, 1/1/2023	30,000	31,958

Series 2014D, GO, 5.00%, 2/1/2023	55,000	58,813

Series R-2015C, GO, 5.00%, 7/1/2023	55,000	59,920

Series R-2016B, GO, 5.00%, 7/1/2023	75,000	81,709

Series 2015E, GO, 5.00%, 7/1/2024	25,000	28,399

Series R-2013A, GO, 4.00%, 7/1/2025	60,000	61,904

Series R-2012C, GO, 5.00%, 7/1/2025	40,000	41,614

Tacoma Metropolitan Park District, Unlimited Tax

GO, 4.00%, 12/1/2021	25,000	25,243

GO, 5.00%, 12/1/2021	200,000	202,437

Series B, GO, 5.00%, 12/1/2021	25,000	25,305

GO, 5.00%, 12/1/2022	25,000	26,534

Series B, GO, 5.00%, 12/1/2022	40,000	42,454

Thurston and Pierce Counties Community Schools, Unlimited Tax GO, 5.00%, 12/1/2024	95,000	109,383

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	397

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Washington — continued

Thurston County School District No. 111 Olympia, Unlimited Tax, Washington State School District Credit Enhancement Program GO, 5.00%, 12/1/2021	120,000	121,462

Thurston County School District No. 33 Tumwater, Unlimited Tax GO, 5.00%, 12/1/2021	35,000	35,426

Tobacco Settlement Authority

Rev., 5.00%, 6/1/2022	25,000	25,885

Rev., 5.00%, 6/1/2024	225,000	243,238

University of Washington

Series 2015C, Rev., 5.00%, 12/1/2021	25,000	25,304

Series 2015B, Rev., 5.00%, 6/1/2022	25,000	25,917

Series 2012A, Rev., 5.00%, 7/1/2022 (b)	25,000	26,015

Series A, Rev., 5.00%, 12/1/2022	55,000	58,360

Vancouver Wash Housing Authority Rev., VRDO, LIQ: FHLMC, 0.03%, 9/9/2021 (c)	9,900,000	9,900,000

Washington Biomedical Research Properties

Series 2015A, Rev., 5.00%, 1/1/2022	55,000	55,898

Series 2015A, Rev., 5.00%, 1/1/2023	20,000	21,286

Washington Economic Development Finance Authority, Washington Biomedical Research Properties II Series A, Rev., 5.00%, 6/1/2022	250,000	259,194

Washington Health Care Facilities Authority, Catholic Health Initiatives Series 2013A, Rev., 5.25%, 1/1/2023 (b)	190,000	202,664

Washington Health Care Facilities Authority, Multi-care Health System

Series 2017B, Rev., 5.00%, 8/15/2022	130,000	136,028

Series A, Rev., 5.00%, 8/15/2022	40,000	41,855

Series B, Rev., 5.00%, 8/15/2024	95,000	108,237

Washington Health Care Facilities Authority, Peacehealth Series 2014A, Rev., 5.00%, 11/15/2022 (b)	25,000	26,419

Washington Health Care Facilities Authority, Providence Health and Services

Series 2011B, Rev., 3.50%, 10/1/2021	25,000	25,069

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Washington — continued

Series 2011B, Rev., 5.00%, 10/1/2021	25,000	25,099

Series 2012A, Rev., 5.00%, 10/1/2021	50,000	50,198

Series B, Rev., 5.00%, 10/1/2021 (c)	695,000	697,720

Series 2012A, Rev., 5.00%, 10/1/2022	60,000	63,173

Series 2012A, Rev., 5.00%, 10/1/2026	175,000	184,177

Washington Health Care Facilities Authority, Seattle Children’s Hospital

Series 2010B, Rev., 5.00%, 10/1/2021	225,000	225,886

Series 2017A, Rev., 5.00%, 10/1/2022	330,000	347,380

Washington State University

Rev., 5.00%, 10/1/2021 (b)	25,000	25,099

Rev., 5.00%, 4/1/2022	25,000	25,709

Series 2012B, Rev., 5.00%, 4/1/2022	25,000	25,708

Rev., 5.00%, 10/1/2022	25,000	26,314

Yakima County School District No. 203 Highland, Unlimited Tax GO, 4.00%, 12/1/2022	25,000	26,222

Total Washington		41,567,135

West Virginia — 0.2%

Morgantown Utility Board, Inc., Combined Utility System Series 2016A, Rev., AGM, 5.00%, 12/1/2021	125,000	126,428

State of West Virginia GO, 5.00%, 11/1/2021	100,000	100,806

West Virginia Commissioner of Highways, Surface Transportation Improvements

Series 2017A, Rev., 5.00%, 9/1/2022	290,000	303,985

Series 2018A, Rev., 5.00%, 9/1/2022	185,000	193,921

Series 2017A, Rev., 5.00%, 9/1/2023	25,000	27,400

West Virginia Commissioner of Highways, Surface Transportation Improvements Notes Series 2017A, Rev., 5.00%, 9/1/2021	115,000	115,000

West Virginia Economic Development Authority, Limited Obligation Lottery Rev., 5.00%, 6/15/2022	75,000	77,695

SEE NOTES TO FINANCIAL STATEMENTS.

398	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

West Virginia — continued

West Virginia Economic Development Authority, Correctional Juvenile and Public Safety Facilities

Rev., 5.00%, 6/1/2022	1,000,000	1,035,465

Series 2012A, Rev., 5.00%, 6/1/2024	125,000	129,462

Rev., 5.00%, 6/1/2025	155,000	160,533

West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Co. Amos Project

Series 2009-B, Rev., 2.63%, 6/1/2022 (c)	500,000	508,601

Rev., 0.63%, 12/15/2025 (c)	100,000	99,721

West Virginia Hospital Finance Authority, Charleston Area Medical Center Series 2014A, Rev., 5.00%, 9/1/2025	115,000	129,484

West Virginia Hospital Finance Authority, United Health System Series 2016A, Rev., 5.00%, 6/1/2022	20,000	20,711

West Virginia Hospital Finance Authority, Valley Health System Obligation Group Rev., 5.00%, 1/1/2022	50,000	50,795

West Virginia Housing Development Fund Series 2020B, Rev., 0.30%, 11/1/2022	20,000	20,036

West Virginia State School Building Authority, Lottery Series 2015A, Rev., 5.00%, 7/1/2022	70,000	72,843

West Virginia State School Building Authority, Lottery Capital Improvement

Series 2013A, Rev., 5.00%, 7/1/2022	30,000	31,218

Series 2012A, Rev., 5.00%, 7/1/2023	100,000	104,061

Series 2013A, Rev., 5.00%, 7/1/2023	75,000	81,477

West Virginia University, University Improvement, West Virginia University Project

Series 2011B, Rev., 4.50%, 10/1/2021 (b)	25,000	25,088

Series 2011B, Rev., 5.00%, 10/1/2021 (b)	80,000	80,316

Series 2013A, Rev., 5.00%, 10/1/2022 (b)	50,000	52,634

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

West Virginia — continued

Series 2019A, Rev., 5.00%, 10/1/2022	275,000	289,298

West Virginia Water Development Authority, Infrastructure and Jobs Development Council Program Rev., 5.00%, 10/1/2021	520,000	522,001

West Virginia Water Development Authority, Loan Program II

Series 2013A-II, Rev., 5.00%, 11/1/2021	30,000	30,235

Series A-II, Rev., 5.00%, 11/1/2022	70,000	73,884

Series 2016A-II, Rev., 5.00%, 11/1/2023	250,000	275,135

Total West Virginia		4,738,233

Wisconsin — 2.2%

Beaver Dam Unified School District Series 2017B, GO, 4.00%, 4/1/2023	35,000	37,064

Beloit School District, School Improvement GO, 3.00%, 4/1/2023 (b)	25,000	26,096

City of Appleton

Series 2019A, GO, 3.00%, 4/1/2022	25,000	25,418

Series 2018A, GO, 5.00%, 4/1/2022	25,000	25,709

City of Appleton, Sewerage System Rev., 5.00%, 5/1/2022	25,000	25,798

City of Appleton, Water System Rev., 4.00%, 1/1/2022	45,000	45,569

City of De Pere, Promissory Notes Series 2019A, GO, 3.00%, 9/1/2021	25,000	25,000

City of Flagstaff, Road Repair, Street Improvement Project Series 2020A, GO, 2.00%, 3/1/2022	50,000	50,456

City of Green Bay, Water System Rev., 3.00%, 11/1/2021	80,000	80,369

City of Janesville, Promissory Notes GO, 3.00%, 2/1/2022	35,000	35,408

City of Kaukauna, Promissory Note GO, 4.00%, 9/1/2022	100,000	100,308

City of Kenosha, Promissory Notes

Series 2017B, GO, 2.00%, 9/1/2022	50,000	50,932

Series 2018C, GO, 3.00%, 11/1/2022	50,000	51,672

City of La Crosse Series 2011-C, GO, 3.00%, 10/1/2021	100,000	100,224

City of Lake Mills, Capital Purpose Bond Series 2014B, GO, 4.00%, 9/1/2022	140,000	145,256

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	399

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Wisconsin — continued

City of Madison, Corporate Purpose

Series 2020B, GO, 2.00%, 10/1/2021	30,000	30,047

Series 2017C, GO, 3.00%, 10/1/2021	50,000	50,118

City of Madison, Promissory Notes

Series 2014A, GO, 3.00%, 10/1/2021	100,000	100,221

Series 2013-A, GO, 4.00%, 10/1/2021	60,000	60,184

Series 2017A, GO, 4.00%, 10/1/2022	25,000	26,055

Series 2018A, GO, 4.00%, 10/1/2022	60,000	62,532

City of Madison, Sewer System

Series 2018E, Rev., 4.00%, 12/1/2021	30,000	30,289

Series 2014C, Rev., 5.00%, 12/1/2021	20,000	20,242

City of Madison, Water Utility

Series 2019A, Rev., 5.00%, 1/1/2022	25,000	25,404

Rev., 5.00%, 1/1/2023	50,000	53,243

Rev., BAN, 1.50%, 11/1/2024	1,075,000	1,075,534

City of Manitowoc

Rev., 2.00%, 6/1/2022	785,000	788,693

GO, 2.00%, 2/1/2023	320,000	327,794

City of Merrill

Series 2019A, GO, 3.00%, 10/1/2021	60,000	60,129

Series 2019A, GO, 3.00%, 10/1/2022	60,000	61,693

City of Milwaukee, Promissory Notes

Series 2017N4, GO, 5.00%, 4/1/2022	120,000	123,366

Series 2018N4, GO, 5.00%, 4/1/2022	1,125,000	1,156,551

Series 2019N3, GO, 5.00%, 4/1/2022	20,000	20,561

Series 2020N4, GO, 5.00%, 4/1/2022	50,000	51,402

Series 2012N2, GO, 5.00%, 5/1/2022	80,000	82,565

Series N2, GO, 5.00%, 5/15/2022	50,000	51,697

Series N4 & B5, GO, 5.00%, 4/1/2023	30,000	32,277

City of Milwaukee, Sewerage System Series 2013S-5, Rev., 5.00%, 6/1/2022	120,000	124,330

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Wisconsin — continued

City of Oak Creek Series 2021B, Rev., 2.00%, 9/10/2021	5,020,000	5,147,408

City of Oshkosh, Street Improvement

Series A, GO, 0.05%, 12/1/2022	70,000	69,845

Series A, GO, 2.00%, 12/1/2023	200,000	207,436

City of Racine GO, 3.00%, 12/1/2022	25,000	25,895

City of Shawano, Promissory Notes GO, 3.00%, 4/1/2022	140,000	142,253

City of Superior, Corporate Purpose GO, 4.00%, 12/1/2021	55,000	55,515

City of Verona, Corporate Purpose Series 2019A, GO, 4.00%, 9/1/2021	135,000	135,000

City of Waukesha, Promissory Notes

Series 2019C, GO, 3.00%, 10/1/2021	20,000	20,047

Series 2020A, GO, 3.00%, 10/1/2021	110,000	110,255

Series 2015A, GO, 4.00%, 10/1/2021	75,000	75,234

Series 2021B, GO, 2.00%, 10/1/2022	130,000	132,651

Series 2019C, GO, 3.00%, 10/1/2022	20,000	20,619

City of Waupun, Swimming Pool Series 2013A, GO, 2.25%, 12/1/2021	30,000	30,150

City of Wauwatosa, Waterworks System Rev., 3.00%, 1/1/2022	100,000	100,954

City of Wisconsin Rapids Series 2020A, GO, 3.00%, 5/1/2022	80,000	81,450

Coleman School District GO, 4.00%, 3/1/2022	50,000	50,928

County of Dane Series 2018A, GO, 3.00%, 6/1/2022	25,000	25,548

County of Kenosha

Series 2015C, GO, 4.00%, 9/1/2021	25,000	25,000

Series 2018A, GO, 4.00%, 9/1/2022	75,000	77,916

County of La Crosse, Corporate Purpose GO, 3.00%, 10/1/2021	25,000	25,059

County of Milwaukee Series 2018A, GO, 5.00%, 8/1/2023	25,000	27,291

County of Milwaukee, Airport Series 2019A, Rev., 5.00%, 12/1/2021	125,000	126,501

County of Milwaukee, Corporate Purpose

Series 2017A, GO, 2.00%, 9/1/2021	300,000	300,000

Series 2015A, GO, 2.00%, 10/1/2021	40,000	40,060

SEE NOTES TO FINANCIAL STATEMENTS.

400	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Wisconsin — continued

Series 2018D, GO, 3.00%, 8/1/2024	100,000	107,653

County of Rusk GO, 3.00%, 3/1/2022	25,000	25,342

County of Taylor Series 2021A, GO, 2.00%, 10/1/2022	85,000	86,649

County of Waupaca, Highway Facility Building Series 2018A, GO, 5.00%, 3/1/2023	35,000	37,518

County of Winnebago GO, 4.00%, 4/1/2022	25,000	25,555

County of Wood Rev., 0.75%, 3/7/2022	4,000,000	4,005,524

DeForest Area School District GO, 5.00%, 4/1/2023	60,000	64,524

Denmark School District, School Improvement GO, 3.00%, 3/1/2022	60,000	60,815

Ellsworth Community School District GO, 4.00%, 4/1/2022	70,000	71,557

Fox Valley Technical College District Series 2012C, GO, 3.00%, 12/1/2022 (b)	25,000	25,887

Fox Valley Technical College District, Promissory Notes

Series 2019A, GO, 3.00%, 12/1/2021	195,000	196,392

Series 2018A, GO, 4.00%, 12/1/2022	60,000	62,895

Gibraltar Area School District, Promissory Notes GO, 4.00%, 3/1/2022	50,000	50,953

Glendale Community Development Authority, Bayshore Public Parking Facility Rev., 2.30%, 10/1/2022 (b)	20,000	20,440

Grafton School District, School Building and Improvement

GO, 5.00%, 4/1/2022	50,000	51,414

GO, 5.00%, 4/1/2023	20,000	21,515

Green Bay Area Public School District, School Building GO, 4.00%, 4/1/2022	55,000	56,237

Hamilton School District, School Building and Improvement GO, 5.00%, 4/1/2022	80,000	82,263

Holmen School District, School Improvement GO, 3.00%, 4/1/2022	20,000	20,334

Kaukauna Area School District, Promissory Notes GO, 3.00%, 3/1/2022	25,000	25,340

Kenosha Unified School District No. 1 GO, 4.00%, 4/1/2022	55,000	56,237

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Wisconsin — continued

Madison Area Technical College, Promissory Notes Series E, GO, 2.00%, 3/1/2022	50,000	50,461

Marinette School District, Promissory Notes

GO, 3.00%, 3/1/2022	75,000	76,019

GO, 3.00%, 3/1/2023	30,000	31,206

Middleton-Cross Plains Area School District, School Building and Improvement Series 2019A, GO, 5.00%, 3/1/2022	40,000	40,969

Milwaukee Area Technical College District Series 2018-2019C, GO, 4.00%, 6/1/2022	200,000	205,831

Milwaukee Metropolitan Sewerage District Series 2005A, GO, 5.25%, 10/1/2021	20,000	20,083

Milwaukee Metropolitan Sewerage District, Green Bonds GO, 4.00%, 10/1/2021	20,000	20,063

Milwaukee Redevelopment Authority, Public Schools

Rev., 5.00%, 11/15/2022	415,000	438,940

Rev., NATL-RE, 4.00%, 8/1/2023	400,000	429,260

Rev., 5.00%, 11/15/2023	130,000	143,085

Series 2016A, Rev., 5.00%, 11/15/2023	40,000	44,026

Rev., 5.00%, 11/15/2024	125,000	142,954

Northeast Wisconsin Technical College District, Promissory Notes Series 2017B, GO, 4.00%, 4/1/2022	45,000	46,009

Northern Ozaukee School District GO, 4.00%, 3/1/2022	185,000	188,432

Oak Creek-Franklin Joint School District GO, 5.00%, 4/1/2022	40,000	41,129

Oconomowoc Area School District, Corporate Purpose GO, 4.00%, 4/1/2022	40,000	40,897

Pewaukee School District

Series 2019B, GO, 5.00%, 9/1/2021	50,000	50,000

Series 2019B, GO, 5.00%, 9/1/2023	40,000	43,772

Public Finance Authority, Blue Ridge Healthcare Facilities Series 2020A, Rev., 5.00%, 1/1/2022	50,000	50,787

Public Finance Authority, Coral Academy of Science Series 2021A, Rev., 4.00%, 7/1/2025	315,000	351,499

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	401

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Wisconsin — continued

Public Finance Authority, KU Campus Development Corp. — Central District Development Project

Rev., 5.00%, 3/1/2022	50,000	51,201

Rev., 5.00%, 3/1/2023	145,000	154,844

Rev., 5.00%, 3/1/2025	160,000	185,124

Public Finance Authority, Renown Regional Medical Center Project Series 2015A, Rev., 5.00%, 6/1/2025	145,000	169,514

Public Finance Authority, Retirement Housing Foundation, Distribution System Series 2017B, Rev., 5.00%, 11/15/2022	25,000	26,364

Public Finance Authority, Searstone CCRC Project Series 2020A, Rev., 8.63%, 6/1/2022 (b)	1,295,000	1,374,785

Public Finance Authority, Voyager Foundation Inc., Project Series 2012A, Rev., 6.20%, 10/1/2022 (b)	325,000	346,037

Richland School District GO, 2.50%, 10/1/2022	25,000	25,579

River Falls School District, School Building and Improvement Series 2019A, GO, 3.00%, 4/1/2023	25,000	26,101

Sevastopol School District, Promissory Notes

GO, 4.00%, 3/1/2024	985,000	1,076,827

GO, 4.00%, 3/1/2025	625,000	703,345

State of Wisconsin

Series 2, GO, 4.00%, 11/1/2021	100,000	100,644

Series 2, GO, 5.00%, 11/1/2021 (b)	255,000	257,052

Series 2016-1, GO, 5.00%, 11/1/2021	180,000	181,454

Series 3, GO, 5.00%, 11/1/2021	385,000	388,110

Series 1, GO, 2.45%, 5/1/2022 (b)	25,000	25,383

Series 2014A, GO, 3.00%, 5/1/2022 (b)	25,000	25,476

Series 2013A, GO, 4.00%, 5/1/2022 (b)	20,000	20,517

Series 2013-1, GO, 5.00%, 5/1/2022	75,000	77,451

Series 2013A, GO, 5.00%, 5/1/2022 (b)	75,000	77,438

Series 2014B, GO, 5.00%, 5/1/2022 (b)	70,000	72,276

Series 2015C, GO, 5.00%, 5/1/2022	55,000	56,797

Series 2016B, GO, 5.00%, 5/1/2022	30,000	30,980

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Wisconsin — continued

Series 2016D, GO, 5.00%, 5/1/2022	50,000	51,634

Series 2, GO, 4.00%, 11/1/2022	130,000	135,921

Series 2014-3, GO, 4.00%, 11/1/2022	30,000	31,366

GO, 5.00%, 11/1/2022	270,000	285,437

Series 2, GO, 5.00%, 11/1/2022	75,000	79,288

Series 2014-3, GO, 5.00%, 11/1/2022 (b)	180,000	190,222

Series 2016-1, GO, 5.00%, 11/1/2022	40,000	42,287

Series 2013-1, GO, 5.00%, 5/1/2023	25,000	27,035

State of Wisconsin, Clean Water Fund Leveraged Loan Portfolio

Series 2013-1, Rev., 4.00%, 6/1/2022 (b)	100,000	102,866

Series 2012-2, Rev., 5.00%, 6/1/2022 (b)	20,000	20,723

State of Wisconsin, Environmental Improvement Fund Series 2017A, Rev., 5.00%, 6/1/2022	35,000	36,290

State of Wisconsin, Master Lease

Series 2018A, COP, 5.00%, 9/1/2021	300,000	300,000

Series 2018A, COP, 3.00%, 9/1/2022	25,000	25,058

Series 2018A, COP, 3.00%, 3/1/2023	100,000	100,229

Series 2014A, COP, 5.00%, 3/1/2023	75,000	75,292

Tender Option Bond Trust Receipts/Certificates

Series 2020-XL0147, Rev., VRDO, AGM, LOC: Barclays Bank plc, 0.06%, 9/10/2021 (c) (f)	5,320,000	5,320,000

Series 2020-XL0148, Rev., VRDO, AGM, LOC: Barclays Bank plc, 0.06%, 9/10/2021 (c) (f)	2,250,000	2,250,000

Town of Liberty Grove, Promissory Notes GO, 4.00%, 9/1/2022	20,000	20,722

University of Wisconsin, Hospitals and Clinics

Series 2013A, Rev., 4.00%, 4/1/2023 (b)	575,000	610,029

Series 2013A, Rev., 5.00%, 4/1/2025	450,000	483,856

Village of Ephraim, Street Improvement Series 2018A, GO, 5.00%, 3/1/2022	30,000	30,728

SEE NOTES TO FINANCIAL STATEMENTS.

402	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Wisconsin — continued

Village of Fox Crossing, Corporate Purpose GO, 3.00%, 4/1/2024	185,000	198,040

Village of Howard Rev., 4.00%, 12/1/2022	160,000	161,515

Village of Menomonee Falls, Corporate Purpose

Series B, GO, 3.50%, 2/1/2022	150,000	152,045

Series B, GO, 3.50%, 2/1/2023	155,000	162,031

Series B, GO, 3.50%, 2/1/2024	245,000	264,164

Village of Pleasant Prairie Series 2014A, GO, 5.00%, 9/1/2021	190,000	190,000

Waterford Graded Joint School District No. 1, Promissory Notes GO, 3.00%, 4/1/2023	25,000	26,052

Waukesha County Area Technical College District, Promissory Notes Series 2021B, GO, 1.13%, 4/1/2022 (e)	510,000	512,732

Wauwatosa School District, School Building and Improvement Series 2019B, GO, 5.00%, 9/1/2022	90,000	94,405

West Salem School District GO, 1.25%, 4/1/2022	200,000	200,173

Western Technical College District Series 2017B, GO, 3.00%, 4/1/2022	50,000	50,831

Whitnall School District, Promissory Notes GO, 4.00%, 3/1/2022	25,000	25,480

Wisconsin Center District, Capital Appreciation Series 1996A, Rev., NATL-RE, Zero Coupon, 12/15/2022	90,000	89,517

Wisconsin Department of Transportation

Series 2014-1, Rev., 4.50%, 7/1/2022 (b)	25,000	25,911

Series 1, Rev., 5.00%, 7/1/2022 (b)	315,000	327,859

Series 2, Rev., 5.00%, 7/1/2022	190,000	197,734

Series 2014-1, Rev., 5.00%, 7/1/2022 (b)	35,000	36,420

Series 2015A, Rev., 5.00%, 7/1/2022	20,000	20,817

Series 2017-1, Rev., 5.00%, 7/1/2022	260,000	270,625

Series 2, Rev., 5.00%, 7/1/2023	20,000	21,785

Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group

Series 2018B-1, Rev., 5.00%, 1/26/2022 (c)	455,000	463,424

Series 2018B-2, Rev., 5.00%, 1/25/2023 (c)	390,000	415,014

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Wisconsin — continued

Series 2018B-3, Rev., 5.00%, 1/31/2024 (c)	1,075,000	1,195,662

Wisconsin Health and Educational Facilities Authority, Agnesian Healthcare, Inc.

Rev., 5.00%, 7/1/2022	55,000	57,196

Rev., 5.00%, 7/1/2023	300,000	326,141

Wisconsin Health and Educational Facilities Authority, Ascension Health Alliance Senior Credit Group

Series 2013A, Rev., 5.00%, 11/15/2021 (b)	195,000	196,916

Series 2013A, Rev., 4.50%, 11/15/2023 (b)	275,000	300,913

Series 2013B-5, Rev., 5.00%, 12/3/2024 (c)	105,000	121,032

Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group Series 2019A, Rev., 5.00%, 11/15/2024	250,000	287,981

Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group

Rev., 5.00%, 8/15/2022	40,000	41,831

Rev., 5.00%, 8/15/2023	100,000	109,038

Rev., 5.00%, 8/15/2024	100,000	113,142

Rev., 5.00%, 8/15/2025	100,000	117,041

Wisconsin Health and Educational Facilities Authority, Gundersen Lutheran Series 2011A, Rev., 5.25%, 10/15/2021	60,000	60,365

Wisconsin Health and Educational Facilities Authority, Hospital Sisters Services, Inc., Obligated Group

Rev., 5.00%, 11/15/2021	340,000	343,327

Rev., 5.00%, 11/15/2022	325,000	343,789

Series 2014A, Rev., 5.00%, 11/15/2023	40,000	44,194

Rev., 5.00%, 11/15/2025	355,000	407,949

Series 2014A, Rev., 5.00%, 11/15/2026	65,000	74,650

Wisconsin Health and Educational Facilities Authority, Marquette University Rev., 5.00%, 10/1/2022	45,000	47,239

Wisconsin Health and Educational Facilities Authority, Mercy Alliance, Inc.

Rev., 5.00%, 6/1/2022	180,000	186,467

Rev., 5.00%, 6/1/2026	120,000	124,007

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	403

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Wisconsin — continued

Wisconsin Health and Educational Facilities Authority, The Monroe Clinic, Inc.

Rev., 3.00%, 8/15/2025 (b)	25,000	27,474

Rev., 4.00%, 8/15/2025 (b)	30,000	34,181

Wisconsin Health and Educational Facilities Authority, Thedacare, Inc. Rev., 5.00%, 12/15/2023	120,000	132,897

Wisconsin Health and Educational Facilities Authority, Unity Point Health

Series 2014A, Rev., 5.00%, 12/1/2021	770,000	779,224

Series 2014A, Rev., 5.00%, 12/1/2024	135,000	154,960

Series 2014A, Rev., 5.00%, 12/1/2025	260,000	298,263

Wisconsin Housing and Economic Development Authority Series 2019A, Rev., 1.55%, 11/1/2021 (c)	100,000	100,114

WPPI Energy Power Supply System

Series 2018A, Rev., 5.00%, 7/1/2022	20,000	20,768

Series 2013A, Rev., 5.00%, 7/1/2024	300,000	326,720

Series 2018A, Rev., 5.00%, 7/1/2024	90,000	101,280

Wrightstown Community School District GO, 5.00%, 3/1/2022	25,000	25,601

Total Wisconsin		45,982,905

Wyoming — 0.0% (g)

Carbon County School District No. 1 Rawlins GO, 3.38%, 6/15/2022 (b)	25,000	25,625

University of Wyoming, Facilities Improvement

Series 2012A, Rev., 5.00%, 6/1/2022 (b)	75,000	77,738

Series 2012B, Rev., 5.00%, 6/1/2022 (b)	25,000	25,913

Wyoming State Loan and Investment Board, Capital Facilities

Series 2012A, Rev., 4.00%, 10/1/2021	40,000	40,125

Series 2012A, Rev., 4.00%, 10/1/2022	25,000	26,044

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Wyoming — continued

Series 2012A, Rev., 5.00%, 10/1/2023	30,000	31,560

Total Wyoming		227,005

Total Municipal Bonds (Cost $1,812,861,038)		1,817,125,328

	SHARES
Short-Term Investments — 14.5%

Investment Companies — 14.5%

JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.02% (h) (i) (Cost $307,065,562)	306,918,039	307,071,498

Total Investments — 100.6% (Cost $2,119,926,600)		2,124,196,826

Liabilities in Excess of Other Assets — (0.6)%		(13,222,122)

NET ASSETS — 100.0%		2,110,974,704

Percentages indicated are based on net assets.

Abbreviations

AGC	Insuredby Assured Guaranty Corp.
AGM	Insuredby Assured Guaranty Municipal Corp.
AMBAC	Insuredby American Municipal Bond Assurance Corp.
BAN	BondAnticipation Note
BHAC	Insuredby Berkshire Hathaway Assurance Corp.
COLL	Collateral
COP	Certificateof Participation
CR	CustodialReceipts
FGIC	Insuredby Financial Guaranty Insurance Co.
FHA	FederalHousing Administration
FHLB	FederalHome Loan Bank
FHLMC	FederalHome Loan Mortgage Corp.
FNMA	FederalNational Mortgage Association
GAN	GrantAnticipation Note
GNMA	GovernmentNational Mortgage Association
GO	GeneralObligation
GRAN	GrantRevenue Anticipation Note
GTD	Guaranteed
IBC	InsuredBond Certificates
ICC	InsuredCustody Certificates
ICE	IntercontinentalExchange
LIBOR	LondonInterbank Offered Rate
LIQ	LiquidityAgreement
LOC	Letterof Credit
MTA	MetropolitanTransportation Authority
NATL	Insuredby National Public Finance Guarantee Corp.
PSF-GTD	PermanentSchool Fund Guaranteed
Q-SBLF	QualifiedSchool Bond Loan Fund

SEE NOTES TO FINANCIAL STATEMENTS.

404	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
SIFMA	The Securities Industry and Financial Markets Association
TAN	Tax Anticipation Note
TRAN	Tax & Revenue Anticipation Note
USD	United States Dollar
VRDO	Variable Rate Demand Obligation
XLCA	Insured by XL Capital Assurance

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2021.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2021.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(g)	Amount rounds to less than 0.1% of net assets.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of August 31, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	405

JPMorgan USD Emerging Markets Sovereign Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Foreign Government Securities — 86.6%

Azerbaijan — 1.1%

Republic of Azerbaijan

4.75%, 3/18/2024 (a)	600,000	649,238

3.50%, 9/1/2032 (a)	179,000	186,026

3.50%, 9/1/2032 (b)	1,000	1,039

		836,303

Bahrain — 5.4%

CBB International Sukuk Programme Co. SPC

6.25%, 11/14/2024 (a)	470,000	509,744

4.50%, 3/30/2027 (b)	389,000	408,037

3.95%, 9/16/2027 (a)	311,000	316,442

Kingdom of Bahrain

6.13%, 8/1/2023 (a)	480,000	512,190

7.00%, 1/26/2026 (a)	189,000	211,125

7.00%, 1/26/2026 (b)	121,000	135,165

7.00%, 10/12/2028 (b)	680,000	748,850

6.75%, 9/20/2029 (a)	200,000	216,913

5.63%, 9/30/2031 (a)	568,000	566,331

5.45%, 9/16/2032 (a)	244,000	239,120

6.00%, 9/19/2044 (a)	228,000	213,080

		4,076,997

Brazil — 6.6%

Federative Republic of Brazil

8.88%, 4/15/2024	180,000	220,871

4.25%, 1/7/2025	427,000	462,174

6.00%, 4/7/2026	381,000	443,937

4.63%, 1/13/2028	933,000	1,005,774

4.50%, 5/30/2029	310,000	327,980

8.25%, 1/20/2034	450,000	616,584

7.13%, 1/20/2037	346,000	432,889

5.63%, 1/7/2041	340,000	361,101

5.00%, 1/27/2045	265,000	260,909

5.63%, 2/21/2047	542,000	577,332

4.75%, 1/14/2050	271,000	256,654

		4,966,205

Chile — 1.0%

Republic of Chile

2.45%, 1/31/2031	6,000	6,159

2.55%, 1/27/2032	272,000	279,446

3.86%, 6/21/2047	200,000	226,475

3.50%, 4/15/2053	200,000	214,412

3.10%, 1/22/2061	1,000	976

		727,468

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

China — 0.9%

People’s Republic of China

1.95%, 12/3/2024 (a)	200,000	208,412

3.50%, 10/19/2028 (a)	200,000	227,725

2.13%, 12/3/2029 (a)	200,000	210,288

		646,425

Colombia — 2.0%

Republic of Colombia

4.50%, 3/15/2029	240,000	261,120

3.00%, 1/30/2030	222,000	217,186

3.25%, 4/22/2032	200,000	195,100

7.38%, 9/18/2037	100,000	129,206

5.63%, 2/26/2044	205,000	228,934

5.00%, 6/15/2045	437,000	456,610

		1,488,156

Costa Rica — 1.3%

Republic of Costa Rica

6.13%, 2/19/2031 (a)	200,000	212,225

7.16%, 3/12/2045 (a)	753,000	784,908

		997,133

Croatia — 0.4%

Republic of Croatia 6.00%, 1/26/2024 (b) (c)	265,000	298,340

Dominican Republic — 6.3%

Dominican Republic Government Bond

5.50%, 1/27/2025 (a)	100,000	109,363

6.88%, 1/29/2026 (a)	298,000	346,853

5.95%, 1/25/2027 (a)	547,000	620,161

5.95%, 1/25/2027 (b)	198,000	224,483

6.00%, 7/19/2028 (b)	208,000	238,160

6.00%, 7/19/2028 (a)	49,000	56,105

4.50%, 1/30/2030 (a)	160,000	166,280

4.88%, 9/23/2032 (a)	424,000	444,352

5.30%, 1/21/2041 (a)	152,000	155,116

7.45%, 4/30/2044 (b)	302,000	370,195

7.45%, 4/30/2044 (a)	168,000	205,937

6.85%, 1/27/2045 (b)	557,000	638,914

Series REGS, 6.85%, 1/27/2045 (a)	104,000	119,295

6.40%, 6/5/2049 (a)	458,000	500,737

6.40%, 6/5/2049 (b)	305,000	333,460

5.88%, 1/30/2060 (a)	165,000	168,176

		4,697,587

SEE NOTES TO FINANCIAL STATEMENTS.

406	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Foreign Government Securities — continued

Egypt — 0.0% (d)

Arab Republic of Egypt

5.58%, 2/21/2023 (a)	1,000	1,047

7.50%, 1/31/2027 (a)	25,000	27,708

		28,755

Ethiopia — 0.2%

Federal Democratic Republic of Ethiopia 6.63%, 12/11/2024 (b)	200,000	177,412

Gabon — 0.3%

Gabonese Republic 6.63%, 2/6/2031 (a)	200,000	202,912

Ghana — 0.3%

Republic of Ghana 10.75%, 10/14/2030 (a)	200,000	249,913

Guatemala — 0.5%

Republic of Guatemala 6.13%, 6/1/2050 (a)	320,000	383,460

Hungary — 0.7%

Hungary Government Bond

5.75%, 11/22/2023	300,000	334,744

7.63%, 3/29/2041	130,000	220,984

		555,728

India — 0.4%

Export-Import Bank of India 3.25%, 1/15/2030 (a)	249,000	256,893

Indonesia — 1.9%

Perusahaan Penerbit SBSN Indonesia III 4.15%, 3/29/2027 (b)	200,000	224,912

Republic of Indonesia

3.50%, 1/11/2028	200,000	220,537

4.10%, 4/24/2028	200,000	227,663

8.50%, 10/12/2035 (a)	142,000	227,937

6.63%, 2/17/2037 (b)	145,000	203,299

6.75%, 1/15/2044 (b)	200,000	299,850

		1,404,198

Iraq — 1.1%

Republic of Iraq

5.80%, 1/15/2028 (a)	674,375	647,737

5.80%, 1/15/2028 (b)	188,938	181,475

5.80%, 1/15/2028 (b)	14,188	13,627

		842,839

Ivory Coast — 0.3%

Republic of Cote d’Ivoire 6.13%, 6/15/2033 (b)	210,000	230,121

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Jamaica — 1.9%

Jamaica Government Bond

6.75%, 4/28/2028	294,000	343,980

8.00%, 3/15/2039	108,000	151,200

7.88%, 7/28/2045	641,000	905,332

		1,400,512

Jordan — 1.4%

Hashemite Kingdom of Jordan

6.13%, 1/29/2026 (b)	346,000	377,529

5.75%, 1/31/2027 (a)	220,000	239,291

5.85%, 7/7/2030 (a)	7,000	7,368

7.38%, 10/10/2047 (a)	420,000	450,529

		1,074,717

Kazakhstan — 0.9%

Republic of Kazakhstan

3.88%, 10/14/2024 (b)	350,000	380,625

6.50%, 7/21/2045 (b)	200,000	295,600

		676,225

Kenya — 1.9%

Republic of Kenya

6.88%, 6/24/2024 (a)	502,000	551,667

7.25%, 2/28/2028 (b) (c)	355,000	398,332

8.00%, 5/22/2032 (a)	200,000	228,225

8.25%, 2/28/2048 (a)	203,000	229,491

		1,407,715

Kuwait — 0.6%

State of Kuwait 3.50%, 3/20/2027 (b)	400,000	448,075

Malaysia — 0.4%

Malaysia Sovereign Sukuk Bhd. 3.04%, 4/22/2025 (a)	302,000	323,102

Mexico — 2.0%

United Mexican States

4.00%, 10/2/2023	8,000	8,604

4.13%, 1/21/2026	461,000	521,852

2.66%, 5/24/2031	235,000	232,400

6.05%, 1/11/2040	126,000	160,713

4.60%, 1/23/2046	200,000	219,413

3.75%, 4/19/2071	200,000	186,412

5.75%, 10/12/2110	118,000	143,392

		1,472,786

Morocco — 1.1%

Kingdom of Morocco

3.00%, 12/15/2032 (a)	200,000	193,500

4.00%, 12/15/2050 (a)	713,000	661,307

		854,807

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	407

JPMorgan USD Emerging Markets Sovereign Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Foreign Government Securities — continued

Nigeria — 2.9%

Federal Republic of Nigeria

6.50%, 11/28/2027 (a)	703,000	740,259

7.14%, 2/23/2030 (a)	407,000	427,172

7.70%, 2/23/2038 (a)	975,000	996,816

		2,164,247

Oman — 5.2%

Oman Sovereign Sukuk SAOC

4.40%, 6/1/2024 (a)	546,000	569,314

5.93%, 10/31/2025 (a)	333,000	368,382

Sultanate of Oman Government Bond

4.13%, 1/17/2023 (a)	205,000	209,266

4.75%, 6/15/2026 (b)	268,000	277,514

5.38%, 3/8/2027 (b)	581,000	613,064

5.63%, 1/17/2028 (a)	200,000	211,500

6.00%, 8/1/2029 (b)	221,000	236,373

6.25%, 1/25/2031 (a)	350,000	380,625

6.50%, 3/8/2047 (b)	454,000	454,511

6.75%, 1/17/2048 (a)	350,000	357,394

7.00%, 1/25/2051 (a)	200,000	208,000

		3,885,943

Pakistan — 1.2%

Islamic Republic of Pakistan

8.25%, 4/15/2024 (a)	270,000	289,541

6.88%, 12/5/2027 (a)	481,000	491,913

6.88%, 12/5/2027 (b)	142,000	145,222

		926,676

Panama — 1.9%

Republic of Panama

3.88%, 3/17/2028	407,000	450,320

3.16%, 1/23/2030	200,000	211,538

6.70%, 1/26/2036	125,000	171,078

4.30%, 4/29/2053	296,000	331,113

4.50%, 4/1/2056	237,000	270,076

		1,434,125

Paraguay — 1.1%

Republic of Paraguay

4.95%, 4/28/2031 (a)	208,000	240,864

6.10%, 8/11/2044 (a)	262,000	330,005

5.40%, 3/30/2050 (a)	235,000	279,694

		850,563

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Peru — 1.5%

Republic of Peru

7.35%, 7/21/2025	117,000	142,908

7.35%, 7/21/2025	100,000	122,144

2.39%, 1/23/2026	30,000	31,084

4.13%, 8/25/2027	160,000	179,580

2.78%, 1/23/2031	36,000	36,794

1.86%, 12/1/2032	4,000	3,758

6.55%, 3/14/2037	54,000	74,564

5.63%, 11/18/2050	80,000	110,990

2.78%, 12/1/2060	316,000	282,978

3.23%, 7/28/2121	140,000	122,833

		1,107,633

Philippines — 2.2%

Republic of Philippines

10.63%, 3/16/2025	204,000	273,335

9.50%, 2/2/2030	20,000	31,679

2.46%, 5/5/2030	1,000	1,053

6.38%, 1/15/2032	278,000	385,777

6.38%, 10/23/2034	196,000	278,357

3.95%, 1/20/2040	200,000	227,600

3.70%, 3/1/2041	214,000	236,309

3.70%, 2/2/2042	200,000	221,037

		1,655,147

Poland — 0.6%

Republic of Poland

3.00%, 3/17/2023	28,000	29,134

4.00%, 1/22/2024	200,000	216,713

3.25%, 4/6/2026	159,000	175,029

		420,876

Qatar — 2.6%

State of Qatar

3.88%, 4/23/2023 (b)	215,000	227,336

3.38%, 3/14/2024 (a)	450,000	480,740

9.75%, 6/15/2030 (a)	48,000	76,524

4.63%, 6/2/2046 (b)	708,000	897,523

5.10%, 4/23/2048 (a)	200,000	268,850

		1,950,973

Romania — 0.9%

Romania Government Bond

4.38%, 8/22/2023 (a)	108,000	115,682

4.88%, 1/22/2024 (a)	114,000	124,851

3.00%, 2/14/2031 (a)	100,000	104,300

5.13%, 6/15/2048 (b)	130,000	162,240

4.00%, 2/14/2051 (a)	172,000	182,298

		689,371

SEE NOTES TO FINANCIAL STATEMENTS.

408	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Foreign Government Securities — continued

Russia — 2.4%

Russian Federation

4.88%, 9/16/2023 (a)	200,000	216,700

12.75%, 6/24/2028 (a)	109,000	182,289

7.50%, 3/31/2030 (a) (e)	133,048	152,448

5.10%, 3/28/2035 (a)	400,000	486,700

5.10%, 3/28/2035 (b)	200,000	243,350

5.63%, 4/4/2042 (a)	200,000	265,350

5.25%, 6/23/2047 (b)	200,000	258,538

		1,805,375

Saudi Arabia — 3.0%

Kingdom of Saudi Arabia

2.88%, 3/4/2023 (a)	28,000	28,927

4.00%, 4/17/2025 (a)	278,000	305,591

3.63%, 3/4/2028 (a)	310,000	342,802

4.50%, 4/17/2030 (b)	282,000	334,752

2.25%, 2/2/2033 (a)	200,000	196,750

4.63%, 10/4/2047 (b)	247,000	296,116

4.50%, 4/22/2060 (a)	270,000	327,847

3.45%, 2/2/2061 (a)	204,000	205,020

KSA Sukuk Ltd. 3.63%, 4/20/2027 (a)	200,000	220,770

		2,258,575

South Africa — 4.1%

Republic of South Africa

4.67%, 1/17/2024	101,000	108,499

5.88%, 9/16/2025	262,000	295,945

4.88%, 4/14/2026	388,000	421,417

4.30%, 10/12/2028	393,000	405,724

4.85%, 9/30/2029	400,000	422,700

5.88%, 6/22/2030	256,000	290,768

5.00%, 10/12/2046	704,000	658,592

5.65%, 9/27/2047	221,000	221,939

5.75%, 9/30/2049	274,000	275,678

		3,101,262

Trinidad and Tobago — 0.3%

Republic of Trinidad and Tobago 4.50%, 8/4/2026 (a)	200,000	213,475

Turkey — 8.3%

Hazine Mustesarligi Varlik Kiralama A/S

5.00%, 4/6/2023 (a)	400,000	409,075

4.49%, 11/25/2024 (b)	1,000	1,015

Republic of Turkey

3.25%, 3/23/2023	234,000	235,287

7.25%, 12/23/2023	200,000	216,600

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Turkey — continued

5.75%, 3/22/2024	275,000	285,966

7.38%, 2/5/2025	369,000	402,510

4.25%, 4/14/2026	256,000	249,088

4.88%, 10/9/2026	226,000	223,853

6.00%, 3/25/2027	870,000	898,710

7.63%, 4/26/2029	200,000	223,162

11.88%, 1/15/2030	389,000	547,226

5.95%, 1/15/2031	200,000	200,500

5.88%, 6/26/2031	485,000	482,575

8.00%, 2/14/2034	368,000	421,544

6.88%, 3/17/2036	141,000	145,873

7.25%, 3/5/2038	63,000	67,717

6.75%, 5/30/2040	397,000	398,439

4.88%, 4/16/2043	202,000	166,309

6.63%, 2/17/2045	455,000	446,128

5.75%, 5/11/2047	219,000	194,335

		6,215,912

Ukraine — 4.4%

Ukraine Government Bond

7.75%, 9/1/2023 (b)	350,000	377,125

7.75%, 9/1/2024 (b)	355,000	389,235

7.75%, 9/1/2025 (a)	108,000	119,232

7.75%, 9/1/2026 (a)	100,000	111,175

7.75%, 9/1/2026 (b)	5,000	5,559

7.75%, 9/1/2027 (b)	438,000	487,768

7.75%, 9/1/2027 (a)	318,000	354,133

7.38%, 9/25/2032 (b)	385,000	411,420

7.38%, 9/25/2032 (a)	208,000	222,274

7.25%, 3/15/2033 (a)	804,000	851,888

		3,329,809

United Arab Emirates — 1.4%

Sharjah Sukuk Program Ltd. 4.23%, 3/14/2028 (a)	200,000	216,663

United Arab Emirates Government Bond

3.13%, 10/11/2027 (a)	300,000	330,712

3.13%, 4/16/2030 (a)	200,000	220,200

3.13%, 9/30/2049 (b)	265,000	273,000

		1,040,575

Uruguay — 1.4%

Oriental Republic of Uruguay

4.38%, 10/27/2027	186,000	215,272

4.38%, 1/23/2031	8,000	9,429

7.63%, 3/21/2036	192,000	293,316

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	409

JPMorgan USD Emerging Markets Sovereign Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Foreign Government Securities — continued

Uruguay — continued

5.10%, 6/18/2050	66,000	87,896

4.98%, 4/20/2055	341,000	448,585

		1,054,498

Vietnam — 0.3%

Socialist Republic of Vietnam 4.80%, 11/19/2024 (b)	200,000	222,037

Total Foreign Government Securities (Cost $62,803,277)		65,051,856

Corporate Bonds — 12.0%

Azerbaijan — 0.6%

Southern Gas Corridor CJSC 6.88%, 3/24/2026 (b)	393,000	465,287

Bahrain — 0.3%

Oil and Gas Holding Co. BSCC (The) 7.50%, 10/25/2027 (b)	203,000	224,480

Brazil — 0.4%

Banco Nacional de Desenvolvimento Economico e Social 5.75%, 9/26/2023 (b)	280,000	308,053

Chile — 0.9%

Corp. Nacional del Cobre de Chile

4.50%, 9/16/2025 (a)	300,000	334,838

3.70%, 1/30/2050 (a)	320,000	341,060

		675,898

China — 1.6%

CNAC HK Finbridge Co. Ltd. 4.13%, 7/19/2027 (a)	200,000	218,350

Sinopec Group Overseas Development 2017 Ltd. 3.63%, 4/12/2027 (b)	200,000	220,572

Sinopec Group Overseas Development 2018 Ltd. 2.30%, 1/8/2031 (a)	301,000	302,185

Sinopec Group Overseas Development Ltd. 2.70%, 5/13/2030 (a)	240,000	248,520

State Grid Overseas Investment BVI Ltd.

3.50%, 5/4/2027 (a)	200,000	220,725

3.50%, 5/4/2027 (b)	2,000	2,207

		1,212,559

Indonesia — 1.2%

Indonesia Asahan Aluminium Persero PT 5.45%, 5/15/2030 (a)	200,000	232,975

Pertamina Persero PT 1.40%, 2/9/2026 (a)	238,000	235,073

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara

6.15%, 5/21/2048 (a)	201,000	254,165

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Indonesia — continued

4.00%, 6/30/2050 (a) (c)	200,000	199,287

		921,500

Kazakhstan — 0.7%

KazMunayGas National Co. JSC

4.75%, 4/19/2027 (a)	200,000	226,800

6.38%, 10/24/2048 (a)	210,000	275,806

		502,606

Malaysia — 1.2%

Petronas Capital Ltd.

3.50%, 4/21/2030 (a)	200,000	220,623

4.50%, 3/18/2045 (a)	243,000	300,378

4.55%, 4/21/2050 (a)	320,000	401,660

		922,661

Mexico — 1.7%

Mexico City Airport Trust 5.50%, 7/31/2047 (a)	209,000	217,007

Petroleos Mexicanos

4.88%, 1/18/2024	126,000	131,182

6.49%, 1/23/2027	50,000	52,850

6.50%, 3/13/2027	148,000	156,658

5.95%, 1/28/2031	51,000	50,077

6.63%, 6/15/2035	346,000	335,042

6.75%, 9/21/2047	16,000	14,056

6.35%, 2/12/2048	78,000	65,707

7.69%, 1/23/2050	16,000	15,276

6.95%, 1/28/2060	245,000	214,302

		1,252,157

Peru — 0.6%

Petroleos del Peru SA

4.75%, 6/19/2032 (a)	200,000	207,350

5.63%, 6/19/2047 (b)	200,000	207,755

		415,105

South Africa — 1.4%

Eskom Holdings SOC Ltd.

6.75%, 8/6/2023 (a)	247,000	257,744

6.75%, 8/6/2023 (b)	2,000	2,087

7.13%, 2/11/2025 (b)	327,000	345,353

7.13%, 2/11/2025 (a)	200,000	211,225

6.35%, 8/10/2028 (b)	240,000	266,544

		1,082,953

SEE NOTES TO FINANCIAL STATEMENTS.

410	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Corporate Bonds — continued

United Arab Emirates — 1.4%

Abu Dhabi Crude Oil Pipeline LLC 4.60%, 11/2/2047 (a)	222,000	266,400

DP World Ltd. 6.85%, 7/2/2037 (a)	260,000	351,130

MDGH — GMTN BV

2.88%, 11/7/2029 (a)	200,000	211,787

2.88%, 5/21/2030 (a)	201,000	213,035

		1,042,352

Total Corporate Bonds (Cost $8,776,467)		9,025,611

	SHARES

Short-Term Investments — 0.8%

Investment Companies — 0.1%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (f) (g) (Cost $95,930)	95,930	95,930

Investment of Cash Collateral from Securities Loaned — 0.7%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (f) (g) (Cost $482,012)	482,012	482,012

Total Short-Term Investments (Cost $577,942)		577,942

Total Investments — 99.4% (Cost $72,157,686)		74,655,409
Other Assets Less Liabilities — 0.6%		455,967

NET ASSETS — 100.0%		75,111,376

Percentages indicated are based on net assets.

Abbreviations

CJSC	Closed Joint Stock Company
GMTN	Global medium term note
JSC	Joint Stock Company
PT	Limited liability company
SPC	Special purpose company

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	The security or a portion of this security is on loan at August 31, 2021. The total value of securities on loan at August 31, 2021 is $471,796.
(d)	Amount rounds to less than 0.1% of net assets.

(e)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of August 31, 2021.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of August 31, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	411

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2021 (Unaudited)

	JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF		JPMorgan Core Plus Bond ETF	JPMorgan Corporate Bond Research Enhanced ETF
ASSETS:
Investments in non-affiliates, at value	$65,621,098		$164,819,643	$55,515,167
Investments in affiliates, at value	408,277		12,989,024	208,379
Investments of cash collateral received from securities loaned, at value (See Note 2.E.)	31,043		—	—
Cash	3,111		572	6
Deposits at broker for futures contracts	—		246,000	56,000
Receivables:
Investment securities sold	1,108,937		5,181	164,663
Investment securities sold — delayed delivery securities	—		8,763,327	—
Interest from non-affiliates	212,251		899,963	505,905
Dividends from non-affiliates	—		8	—
Dividends from affiliates	—		9	—
Securities lending income (See Note 2.E.)	56		—	—
Variation margin on futures contracts	—		2,438	2,168
Unrealized appreciation on forward foreign currency exchange contracts	—		1,343	—

Total Assets	67,384,773		187,727,508	56,452,288

LIABILITIES:
Payables:
Investment securities purchased	1,367,609		98,510	372,840
Investment securities purchased — delayed delivery securities	—		17,444,731	—
Collateral received on securities loaned (See Note 2.E.)	31,043		—	—
Unrealized depreciation on forward foreign currency exchange contracts	—		8,129	—
Variation margin on centrally cleared swaps	—		362	—
Accrued liabilities:
Management fees (See Note 3.A.)	2,756		57,190	6,647

Total Liabilities	1,401,408		17,608,922	379,487

Net Assets	$65,983,365		$170,118,586	$56,072,801

NET ASSETS:
Paid-in-Capital	$65,146,027		$167,121,941	$53,275,690
Total distributable earnings (loss)	837,338		2,996,645	2,797,111

Total Net Assets	$65,983,365		$170,118,586	$56,072,801

Outstanding number of shares (unlimited number of shares authorized — par value $0.0001)	1,274,946	(a)	3,100,000	1,000,000

Net asset value, per share	$51.75	(a)	$54.88	$56.07

Cost of investments in non-affiliates	$65,007,146		$162,106,319	$53,274,927
Cost of investments in affiliates	408,277		12,989,024	208,379
Investment securities on loan, at value (See Note 2.E.)	30,284		—	—
Cost of investment of cash collateral (See Note 2.E.)	31,043		—	—

(a)	Reflects a 1:2 reverse stock split that occurred on April 12, 2021. See Note 1.

SEE NOTES TO FINANCIAL STATEMENTS.

412	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

	JPMorgan High Yield Research Enhanced ETF	JPMorgan International Bond Opportunities ETF	JPMorgan Municipal ETF
ASSETS:
Investments in non-affiliates, at value	$1,576,809,111	$278,571,026	$83,608,212
Investments in affiliates, at value	30,698,273	11,856,250	4,303,941
Cash	425	—	2,544
Foreign currency, at value	—	1,098,766	—
Deposits at broker for futures contracts	—	1,437,000	45,000
Deposits at broker for centrally cleared swaps	—	720,000	—
Receivables:
Investment securities sold	6,218,035	235,483	451,979
Investment securities sold — delayed delivery securities	—	—	1,886,948
Interest from non-affiliates	21,732,679	3,139,661	840,784
Dividends from affiliates	21	8	62
Tax reclaims	—	3,046	—
Variation margin on futures contracts	—	574,895	4,998
Variation margin on centrally cleared swaps (net upfront payments of $0, $257,802 and $0, respectively)	—	57,797	—
Unrealized appreciation on forward foreign currency exchange contracts	—	1,701,880	—

Total Assets	1,635,458,544	299,395,812	91,144,468

LIABILITIES:
Payables:
Due to custodian	—	6,786	—
Investment securities purchased	24,183,014	—	578,926
Investment securities purchased — delayed delivery securities	—	—	1,861,651
Unrealized depreciation on forward foreign currency exchange contracts	—	610,621	—
Accrued liabilities:
Management fees (See Note 3.A.)	323,207	125,205	13,411
Deferred foreign capital gains tax	—	4,519	—

Total Liabilities	24,506,221	747,131	2,453,988

Net Assets	$1,610,952,323	$298,648,681	$88,690,480

NET ASSETS:
Paid-in-Capital	$1,587,485,341	$299,129,579	$85,015,953
Total distributable earnings (loss)	23,466,982	(480,898)	3,674,527

Total Net Assets	$1,610,952,323	$298,648,681	$88,690,480

Outstanding number of shares (unlimited number of shares authorized — par value $0.0001)	30,800,000	5,800,000	1,600,000

Net asset value, per share	$52.30	$51.49	$55.43

Cost of investments in non-affiliates	$1,558,768,136	$275,613,107	$80,376,727
Cost of investments in affiliates	30,698,273	11,856,250	4,303,907
Cost of foreign currency	—	1,157,267	—

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	413

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2021 (Unaudited) (continued)

	JPMorgan Short Duration Core Plus ETF	JPMorgan U.S. Aggregate Bond ETF		JPMorgan Ultra-Short Income ETF
ASSETS:
Investments in non-affiliates, at value	$125,156,893	$1,083,283,218		$16,720,876,116
Investments in affiliates, at value	10,110,981	14,709,012		1,078,423,018
Investments of cash collateral received from securities loaned, at value (See Note 2.E.)	66,775	7,590,982		32,272,502
Repurchase agreements, at value	—	—		100,000,000
Deposits at broker for futures contracts	—	—		1,556,400
Segregated cash balance with Authorized Participant for deposit securities	—	2,498,238		—
Receivables:
Due from custodian	—	—		8,708,777
Investment securities sold	—	31,178,086		—
Interest from non-affiliates	547,848	5,030,412		50,344,372
Dividends from affiliates	18	10		768
Tax reclaims	—	299		—
Securities lending income (See Note 2.E.)	87	808		5,371
Variation margin on futures contracts	8,767	—		28,679
Due from Authorized Participant	—	881,908		—

Total Assets	135,891,369	1,145,172,973		17,992,216,003

LIABILITIES:
Payables:
Due to custodian	2,084	1,348		—
Investment securities purchased	1,785,979	31,403,271		159,661,745
Investment securities purchased — delayed delivery securities	6,396,199	12,455,063		59,897,666
Collateral received on securities loaned (See Note 2.E.)	66,775	7,590,982		32,272,502
Variation margin on centrally cleared swaps (net upfront payments of 115,473, 0 and 0, respectively)	42	—		—
Collateral upon return of deposit securities	—	2,498,238		—
Accrued liabilities:
Management fees (See Note 3.A.)	32,531	63,788		2,676,713

Total Liabilities	8,283,610	54,012,690		254,508,626

Net Assets	$127,607,759	$1,091,160,283		$17,737,707,377

NET ASSETS:
Paid-in-Capital	$127,415,960	$1,075,499,098		$17,676,600,274
Total distributable earnings (loss)	191,799	15,661,185		61,107,103

Total Net Assets	$127,607,759	$1,091,160,283		$17,737,707,377

Outstanding number of shares (unlimited number of shares authorized — par value $0.0001)	2,540,000	19,898,203	(a)	349,800,000

Net asset value, per share	$50.24	$54.84	(a)	$50.71

Cost of investments in non-affiliates	$124,885,766	$1,072,702,378		$16,673,147,064
Cost of investments in affiliates	10,110,981	14,709,012		1,078,423,018
Cost of repurchase agreements	—	—		100,000,000
Investment securities on loan, at value (See Note 2.B.)	63,969	7,214,058		31,428,789
Cost of investment of cash collateral (See Note 2.B.)	66,775	7,590,982		32,272,502

(a)	Reflects a 1:2 reverse stock split that occurred on April 12, 2021. See Note 1.

SEE NOTES TO FINANCIAL STATEMENTS.

414	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

	JPMorgan Ultra- Short Municipal Income ETF	JPMorgan USD Emerging Markets Sovereign Bond ETF
ASSETS:
Investments in non-affiliates, at value	$1,817,125,328	$74,077,467
Investments in affiliates, at value	307,071,498	95,930
Investments of cash collateral received from securities loaned, at value (See Note 2.E.)	—	482,012
Cash	—	4,753
Receivables:
Investment securities sold	—	994,947
Fund shares sold	20,435,569	—
Interest from non-affiliates	15,055,186	988,575
Dividends from affiliates	4,566	—
Securities lending income (See Note 2.E.)	—	201

Total Assets	2,159,692,147	76,643,885

LIABILITIES:
Payables:
Due to custodian	1,072	—
Investment securities purchased	14,001,430	1,023,451
Investment securities purchased — delayed delivery securities	34,414,819	—
Collateral received on securities loaned (See Note 2.E.)	—	482,012
Accrued liabilities:
Management fees (See Note 3.A.)	300,122	27,046

Total Liabilities	48,717,443	1,532,509

Net Assets	$2,110,974,704	$75,111,376

NET ASSETS:
Paid-in-Capital	$2,106,691,035	$75,733,257
Total distributable earnings (loss)	4,283,669	(621,881)

Total Net Assets	$2,110,974,704	$75,111,376

Outstanding number of shares (unlimited number of shares authorized — par value $0.0001)	41,350,000	1,500,000

Net asset value, per share	$51.05	$50.07

Cost of investments in non-affiliates	$1,812,861,038	$71,579,744
Cost of investments in affiliates	307,065,562	95,930
Investment securities on loan, at value (See Note 2.E.)	—	471,796
Cost of investment of cash collateral (See Note 2.E.)	—	482,012

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	415

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

	JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF	JPMorgan Core Plus Bond ETF	JPMorgan Corporate Bond Research Enhanced ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$345,474	$1,948,621	$726,169
Dividend income from non-affiliates	—	1,211	—
Dividend income from affiliates	24	1,851	30
Income from securities lending (net) (See Note 2.E.)	213	—	—

Total investment income	345,711	1,951,683	726,199

EXPENSES:
Management fees (See Note 3.A.)	16,171	323,233	38,805

Total expenses	16,171	323,233	38,805

Net investment income (loss)	329,540	1,628,450	687,394

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	106,861	(286,975)	193,492
Futures contracts	—	(66,895)	(20,407)
Forward foreign currency exchange contracts	—	23,646	—

Net realized gain (loss)	106,861	(330,224)	173,085

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(234,086)	2,136,424	588,931
Futures contracts	—	(11,134)	(8,497)
Forward foreign currency exchange contracts	—	14,163	—

Change in net unrealized appreciation/depreciation	(234,086)	2,139,453	580,434

Net realized/unrealized gains (losses)	(127,225)	1,809,229	753,519

Change in net assets resulting from operations	$202,315	$3,437,679	$1,440,913

SEE NOTES TO FINANCIAL STATEMENTS.

416	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

	JPMorgan High Yield Research Enhanced ETF	JPMorgan International Bond Opportunities ETF	JPMorgan Municipal ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$32,095,961	$3,693,833	$714,540
Interest income from affiliates	—	104	—
Dividend income from non-affiliates	—	8,769	—
Dividend income from affiliates	1,953	980	372
Foreign taxes withheld (net)	—	(10,469)	—

Total investment income	32,097,914	3,693,217	714,912

EXPENSES:
Management fees (See Note 3.A.)	1,935,177	695,522	75,885
Interest expense to non-affiliates	—	1,828	2
Interest expense to affiliates	—	1,805	—

Total expenses	1,935,177	699,155	75,887

Net investment income (loss)	30,162,737	2,994,062	639,025

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	2,622,246	289,699	183,559
Investments in affiliates	—	—	(170)
In-kind redemptions of investments in non-affiliates (See Note 4)	5,389,726	—	—
Futures contracts	—	(687,220)	(32,719)
Foreign currency transactions	—	306,397	—
Forward foreign currency exchange contracts	—	2,051,283	—
Swaps	—	466,813	—

Net realized gain (loss)	8,011,972	2,426,972	150,670

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	16,485,218	196,040 (a)	1,338,834
Investments in affiliates	—	—	34
Futures contracts	—	(832,628)	(7,924)
Foreign currency translations	—	(23,867)	—
Forward foreign currency exchange contracts	—	903,572	—
Swaps	—	(221,100)	—

Change in net unrealized appreciation/depreciation	16,485,218	22,017	1,330,944

Net realized/unrealized gains (losses)	24,497,190	2,448,989	1,481,614

Change in net assets resulting from operations	$54,659,927	$5,443,051	$2,120,639

(a)	Net of change in foreign capital gains tax of $(4,075).

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	417

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited) (continued)

	JPMorgan Short Duration Core Plus ETF (a)	JPMorgan U.S. Aggregate Bond ETF	JPMorgan Ultra-Short Income ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$583,641	$6,913,324	$67,251,727
Interest income from affiliates	—	3,387	5,991
Dividend income from affiliates	2,839	1,027	55,228
Income from securities lending (net) (See Note 2.E.)	301	6,475	32,959

Total investment income	586,781	6,924,213	67,345,905

EXPENSES:
Management fees (See Note 3.A.)	134,034	366,439	15,185,019
Interest expense to non-affiliates	39	—	676
Interest expense to affiliates	—	—	1,550

Total expenses	134,073	366,439	15,187,245

Net investment income (loss)	452,708	6,557,774	52,158,660

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	8,512	(381,196)	6,458,899
Investments in affiliates	(1,045)	—	—
In-kind redemptions of investments in non-affiliates (See Note 4)	—	3,337,113	—
Futures contracts	(143,771)	—	962,538
Swaps	20,613	—	—

Net realized gain (loss)	(115,691)	2,955,917	7,421,437

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	271,127	7,718,775	(22,229,150)
Futures contracts	(16,588)	—	(579,953)
Swaps	14,563	—	—

Change in net unrealized appreciation/depreciation	269,102	7,718,775	(22,809,103)

Net realized/unrealized gains (losses)	153,411	10,674,692	(15,387,666)

Change in net assets resulting from operations	$606,119	$17,232,466	$36,770,994

(a)	Commencement of operations was March 1, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

418	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

	JPMorgan Ultra-Short Municipal Income ETF	JPMorgan USD Emerging Markets Sovereign Bond ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$3,558,263	$1,826,438
Dividend income from affiliates	19,466	34
Income from securities lending (net) (See Note 2.E.)	—	1,945

Total investment income	3,577,729	1,828,417

EXPENSES:
Management fees (See Note 3.A.)	1,512,973	157,698
Interest expense to non-affiliates	18	—

Total expenses	1,512,991	157,698

Net investment income (loss)	2,064,738	1,670,719

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(31,280)	276,842
Investments in affiliates	(17,965)	—
In-kind redemptions of investments in non-affiliates (See Note 4)	—	559,812

Net realized gain (loss)	(49,245)	836,654

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	1,674,778	343,250
Investments in affiliates	16,499	—

Change in net unrealized appreciation/depreciation	1,691,277	343,250

Net realized/unrealized gains (losses)	1,642,032	1,179,904

Change in net assets resulting from operations	$3,706,770	$2,850,623

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	419

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

	JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF				JPMorgan Core Plus Bond ETF
	Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28, 2021		Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$329,540		$716,867		$1,628,450	$1,807,769
Net realized gain (loss)	106,861		231,940		(330,224)	1,575,548
Change in net unrealized appreciation/depreciation	(234,086)		(139,324)		2,139,453	(1,608,798)

Change in net assets resulting from operations	202,315		809,483		3,437,679	1,774,519

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(340,487)		(876,578)		(1,621,344)	(3,118,840)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	6,467,131		22,226,417		21,654,141	93,823,607

NET ASSETS:
Change in net assets	6,328,959		22,159,322		23,470,476	92,479,286
Beginning of period	59,654,406		37,495,084		146,648,110	54,168,824

End of period	$65,983,365		$59,654,406		$170,118,586	$146,648,110

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$6,469,923		$23,516,563		$21,654,141	$121,700,097
Cost of shares redeemed	(2,792)		(1,290,146)		—	(27,876,490)

Total change in net assets resulting from capital transactions	$6,467,131		$22,226,417		$21,654,141	$93,823,607

SHARE TRANSACTIONS:
Issued	125,000	(a)	450,000	(a)	400,000	2,200,000
Redeemed	(54	)(a)	(25,000	)(a)	—	(500,000)

Net increase in shares from share transactions	124,946		425,000		400,000	1,700,000

(a)	Reflects a 1:2 reverse stock split that occurred on April 12, 2021. See Note 1.

SEE NOTES TO FINANCIAL STATEMENTS.

420	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

	JPMorgan Corporate Bond Research Enhanced ETF		JPMorgan High Yield Research Enhanced ETF
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$687,394	$1,233,443	$30,162,737	$14,454,452
Net realized gain (loss)	173,085	713,341	8,011,972	(8,100,330)
Change in net unrealized appreciation/depreciation	580,434	(1,314,078)	16,485,218	2,918,296

Change in net assets resulting from operations	1,440,913	632,706	54,659,927	9,272,418

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(700,750)	(1,836,138)	(33,767,384)	(10,833,216)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	—	21,365,676	30,425,725	1,390,157,529

NET ASSETS:
Change in net assets	740,163	20,162,244	51,318,268	1,388,596,731
Beginning of period	55,332,638	35,170,394	1,559,634,055	171,037,324

End of period	$56,072,801	$55,332,638	$1,610,952,323	$1,559,634,055

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$—	$21,365,676	$170,214,762	$1,434,265,618
Cost of shares redeemed	—	—	(139,789,037)	(44,108,089)

Total change in net assets resulting from capital transactions	$—	$21,365,676	$30,425,725	$1,390,157,529

SHARE TRANSACTIONS:
Issued	—	375,000	3,300,000	27,800,000
Redeemed	—	—	(2,700,000)	(1,000,000)

Net increase in shares from share transactions	—	375,000	600,000	26,800,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	421

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

	JPMorgan International Bond Opportunities ETF		JPMorgan Municipal ETF
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$2,994,062	$5,090,780	$639,025	$1,089,715
Net realized gain (loss)	2,426,972	(1,729,914)	150,670	237,244
Distributions of capital gains received from investment company affiliates	—	—	—	3
Change in net unrealized appreciation/depreciation	22,017	1,326,192	1,330,944	(1,230,683)

Change in net assets resulting from operations	5,443,051	4,687,058	2,120,639	96,279

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(3,205,216)	(4,888,166)	(638,627)	(1,149,619)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	46,313,563	80,369,552	11,088,163	24,782,763

NET ASSETS:
Change in net assets	48,551,398	80,168,444	12,570,175	23,729,423
Beginning of period	250,097,283	169,928,839	76,120,305	52,390,882

End of period	$298,648,681	$250,097,283	$88,690,480	$76,120,305

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$46,313,563	$107,768,383	$19,293,124	$35,363,968
Cost of shares redeemed	—	(27,398,831)	(8,204,961)	(10,581,205)

Total change in net assets resulting from capital transactions	$46,313,563	$80,369,552	$11,088,163	$24,782,763

SHARE TRANSACTIONS:
Issued	900,000	2,100,000	350,000	650,000
Redeemed	—	(600,000)	(150,000)	(200,000)

Net increase in shares from share transactions	900,000	1,500,000	200,000	450,000

SEE NOTES TO FINANCIAL STATEMENTS.

422	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

	JPMorgan Short Duration Core Plus ETF	JPMorgan U.S. Aggregate Bond ETF
	Six Months Ended August 31, 2021 (Unaudited) (a)	Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$452,708	$6,557,774		$10,965,812
Net realized gain (loss)	(115,691)	2,955,917		6,093,367
Change in net unrealized appreciation/depreciation	269,102	7,718,775		(17,084,303)

Change in net assets resulting from operations	606,119	17,232,466		(25,124)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(414,320)	(6,471,437)		(13,077,795)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	127,415,960	253,609,924		296,821,303

NET ASSETS:
Change in net assets	127,607,759	264,370,953		283,718,384
Beginning of period	—	826,789,330		543,070,946

End of period	$127,607,759	$1,091,160,283		$826,789,330

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$127,415,960	$443,634,822		$364,516,514
Cost of shares redeemed	—	(190,024,898)		(67,695,211)

Total change in net assets resulting from capital transactions	$127,415,960	$253,609,924		$296,821,303

SHARE TRANSACTIONS:
Issued	2,540,000	8,200,000	(b)	6,550,000	(b)
Redeemed	—	(3,501,797	)(b)	(1,250,000	)(b)

Net increase in shares from share transactions	2,540,000	4,698,203		5,300,000

(a)	Commencement of operations was March 1, 2021.
(b)	Reflects a 1:2 reverse stock split that occurred on April 12, 2021. See Note 1.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	423

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

	JPMorgan Ultra-Short Income ETF		JPMorgan Ultra-Short Municipal Income ETF
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$52,158,660	$152,746,891	$2,064,738	$4,108,100
Net realized gain (loss)	7,421,437	6,803,585	(49,245)	(34,811)
Distributions of capital gains received from investment company affiliates	—	—	—	178
Change in net unrealized appreciation/depreciation	(22,809,103)	26,207,768	1,691,277	1,918,118

Change in net assets resulting from operations	36,770,994	185,758,244	3,706,770	5,991,585

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(59,177,558)	(148,089,858)	(2,563,611)	(3,476,451)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,616,076,228	4,514,879,823	699,520,387	1,200,610,442

NET ASSETS:
Change in net assets	1,593,669,664	4,552,548,209	700,663,546	1,203,125,576
Beginning of period	16,144,037,713	11,591,489,504	1,410,311,158	207,185,582

End of period	$17,737,707,377	$16,144,037,713	$2,110,974,704	$1,410,311,158

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$1,621,147,727	$6,937,280,585	$699,520,387	$1,200,610,442
Cost of shares redeemed	(5,071,499)	(2,422,400,762)	—	—

Total change in net assets resulting from capital transactions	$1,616,076,228	$4,514,879,823	$699,520,387	$1,200,610,442

SHARE TRANSACTIONS:
Issued	31,950,000	136,900,000	13,700,000	23,550,000
Redeemed	(100,000)	(48,450,000)	—	—

Net increase in shares from share transactions	31,850,000	88,450,000	13,700,000	23,550,000

SEE NOTES TO FINANCIAL STATEMENTS.

424	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

	JPMorgan USD Emerging Markets Sovereign Bond ETF
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,670,719	$3,794,025
Net realized gain (loss)	836,654	(3,655,748)
Change in net unrealized appreciation/depreciation	343,250	(131,088)

Change in net assets resulting from operations	2,850,623	7,189

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(1,720,778)	(3,496,716)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(9,769,132)	(4,473,264)

NET ASSETS:
Change in net assets	(8,639,287)	(7,962,791)
Beginning of period	83,750,663	91,713,454

End of period	$75,111,376	$83,750,663

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$14,777,605	$19,156,204
Cost of shares redeemed	(24,546,737)	(23,629,468)

Total change in net assets resulting from capital transactions	$(9,769,132)	$(4,473,264)

SHARE TRANSACTIONS:
Issued	300,000	400,000
Redeemed	(500,000)	(500,000)

Net decrease in shares from share transactions	(200,000)	(100,000)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	425

STATEMENT OF CASH FLOWS

FOR THE SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

JPMorgan Core Plus Bond ETF
INCREASE (DECREASE) IN CASH

Cash flows provided (used) by operating activities:
Net increase in net assets resulting from operations	$3,437,679

Adjustments to reconcile net increase/decrease in net assets resulting from operations to net cash provided (used) by operating activities:
Purchase of investment securities	(132,903,736)
Proceeds from disposition of investment securities	91,371,853
Purchases of short-term investments — affiliates, net	19,850,251
Change in unrealized (appreciation)/depreciation on investments	(2,136,424)
Net realized (gain)/loss on investments in non-affiliates	286,975
Net amortization (accretion) of income	240,339
Increase in interest receivable from non-affiliates	(183,821)
Decrease in dividends receivable from affiliates	621
Increase in dividends receivable from non-affiliates	(8)
Increase in variation margin receivable	(2,438)
Decrease in unrealized appreciation on forward foreign currency exchange contracts	18,777
Decrease in unrealized depreciation on forward foreign currency exchange contracts	(32,940)
Decrease in variation margin payable	(88)
Increase in management fees payable	15,095

Net cash provided (used) by operating activities	(20,037,865)

Cash flows provided (used) by financing activities:
Proceeds from units issued	21,654,141
Cash distributions paid to shareholders (net of reinvestments of $0)	(1,621,344)

Net cash provided (used) by financing activities	20,032,797

Cash:
Net increase (decrease) in unrestricted and restricted cash and deposits at broker	(5,068)
Restricted and unrestricted cash and deposits at broker at beginning of period	251,640

Restricted and unrestricted cash and deposits at broker at end of period	$246,572

Supplemental	disclosure of cash flow information:

For purposes of reporting the Statement of Cash Flows, the Fund considers all cash accounts that are not subject to withdrawal restrictions or penalties to be cash equivalents.

Reconciliation of restricted and unrestricted cash and deposits at broker at the end of period to the Statement of Assets and Liabilities:

	February 28, 2021	August 31, 2021
Cash	$5,640	$572
Deposits at broker:
Futures contracts	246,000	246,000

	$251,640	$246,572

SEE NOTES TO FINANCIAL STATEMENTS.

426	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

THIS PAGE IS INTENTIONALLY LEFT BLANK.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	427

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gain	Total distributions

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
Six Months Ended August 31, 2021 (Unaudited) (f)	$51.87	$0.26	$(0.15)		$0.11	$(0.23)	$—	$(0.23)
Year Ended February 28, 2021 (f)	51.72	0.85	0.34		1.19	(0.83)	(0.21)	(1.04)
March 12, 2019 (g) through February 29, 2020 (f)	50.00	1.17	1.76		2.93	(1.21)	—	(1.21)

JPMorgan Core Plus Bond ETF
Six Months Ended August 31, 2021 (Unaudited)	54.31	0.54	0.57		1.11	(0.54)	—	(0.54)
Year Ended February 28, 2021	54.17	0.97	0.70	(i)	1.67	(0.88)	(0.65)	(1.53)
Year Ended February 29, 2020	50.36	1.45	4.13		5.58	(1.44)	(0.33)	(1.77)
January 28, 2019 (g) through February 28, 2019	50.00	0.13	0.36		0.49	(0.13)	—	(0.13)

JPMorgan Corporate Bond Research Enhanced ETF
Six Months Ended August 31, 2021 (Unaudited)	55.33	0.69	0.75		1.44	(0.70)	—	(0.70)
Year Ended February 28, 2021	56.27	1.58	(0.31)		1.27	(1.46)	(0.75)	(2.21)
Year Ended February 29, 2020	51.19	1.95	5.96		7.91	(1.93)	(0.90)	(2.83)
December 12, 2018 (g) through February 28, 2019	50.00	0.44	1.19		1.63	(0.44)	—	(0.44)

JPMorgan High Yield Research Enhanced ETF
Six Months Ended August 31, 2021 (Unaudited)	51.64	0.97	0.78		1.75	(1.09)	—	(1.09)
Year Ended February 28, 2021	50.31	2.12	1.31	(i)	3.43	(2.07)	(0.03)	(2.10)
Year Ended February 29, 2020	49.86	2.50	0.53		3.03	(2.58)	—	(2.58)
Year Ended February 28, 2019	50.09	2.47	(0.23)		2.24	(2.47)	—	(2.47)
Year Ended February 28, 2018	50.96	2.44	(0.92)		1.52	(2.39)	—	(2.39)
September 14, 2016 (g) through February 28, 2017	50.00	1.14	0.96		2.10	(1.14)	— (m)	(1.14)

JPMorgan International Bond Opportunities ETF
Six Months Ended August 31, 2021 (Unaudited)	51.04	0.55	0.50		1.05	(0.60)	—	(0.60)
Year Ended February 28, 2021	49.98	1.45	1.00	(i)	2.45	(1.39)	—	(1.39)
Year Ended February 29, 2020	48.75	1.71	1.86		3.57	(2.34)	—	(2.34)
Year Ended February 28, 2019	50.54	1.94	(0.97)		0.97	(2.56)	(0.20)	(2.76)
April 5, 2017 (g) through February 28, 2018	50.00	1.83	0.05	(i)	1.88	(1.34)	—	(1.34)

JPMorgan Municipal ETF
Six Months Ended August 31, 2021 (Unaudited)	54.37	0.43	1.07		1.50	(0.44)	—	(0.44)
Year Ended February 28, 2021	55.15	1.00	(0.71)		0.29	(0.94)	(0.13)	(1.07)
Year Ended February 29, 2020	51.92	1.24	3.91		5.15	(1.22)	(0.70)	(1.92)
October 29, 2018 (g) through February 28, 2019	50.00	0.46	1.90		2.36	(0.44)	—	(0.44)

JPMorgan Short Duration Core Plus ETF
March 1, 2021 (g) through August 31, 2021 (Unaudited)	50.00	0.27	0.22		0.49	(0.25)	—	(0.25)

JPMorgan U.S. Aggregate Bond ETF
Six Months Ended August 31, 2021 (Unaudited) (f)	54.39	0.34	0.40		0.74	(0.29)	—	(0.29)
Year Ended February 28, 2021 (f)	54.86	0.89	(0.32)		0.57	(0.85)	(0.19)	(1.04)
Year Ended February 29, 2020 (f)	50.63	1.39	4.35		5.74	(1.44)	(0.07)	(1.51)
December 12, 2018 (g) through February 28, 2019 (f)	50.00	0.36	0.58		0.94	(0.31)	—	(0.31)

JPMorgan Ultra-Short Income ETF
Six Months Ended August 31, 2021 (Unaudited)	50.78	0.16	(0.05)		0.11	(0.18)	—	(0.18)
Year Ended February 28, 2021	50.51	0.58	0.28		0.86	(0.59)	— (m)	(0.59)
Year Ended February 29, 2020	50.20	1.28	0.32		1.60	(1.29)	—	(1.29)
Year Ended February 28, 2019	50.01	1.37	(0.04	)(i)	1.33	(1.14)	—	(1.14)
May 17, 2017 (g) through February 28, 2018	50.00	0.70	(0.08)		0.62	(0.61)	—	(0.61)

JPMorgan Ultra-Short Municipal Income ETF
Six Months Ended August 31, 2021 (Unaudited)	51.01	0.06	0.06		0.12	(0.08)	—	(0.08)
Year Ended February 28, 2021	50.53	0.32	0.52		0.84	(0.36)	—	(0.36)
Year Ended February 29, 2020	50.26	0.78	0.26		1.04	(0.77)	—	(0.77)
October 16, 2018 (g) through February 28, 2019	50.00	0.35	0.23		0.58	(0.32)	—	(0.32)

JPMorgan USD Emerging Markets Sovereign Bond ETF
Six Months Ended August 31, 2021 (Unaudited)	49.27	1.03	0.83		1.86	(1.06)	—	(1.06)
Year Ended February 28, 2021	50.95	2.17	(1.83)		0.34	(2.02)	—	(2.02)
Year Ended February 29, 2020	47.52	2.32	3.40		5.72	(2.29)	—	(2.29)
Year Ended February 28, 2019	48.83	2.31	(1.30)		1.01	(2.32)	—	(2.32)
January 29, 2018 (g) through February 28, 2018	50.00	0.19	(1.21)		(1.02)	(0.15)	—	(0.15)

(a)	Annualized for periods less than one year, unless otherwise indicated.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)

Prior to December 9, 2019, market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the midpoint of the bid/ask spread at the close of business on the listing exchange of the fund. Effective December 9, 2019, the closing price was used to calculate the market price return; however, any prices used in the calculation for market price return prior to December 9, 2019, would have used the midpoint of the bid/ask spread at the close of business on the exchange.

(f)	Per share amounts reflects a 1:2 reverse stock split that occurred on April 12, 2021. See Note 1.
(g)	Commencement of operations.
(h)

Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(i)

Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

(j)

Prior to November 1, 2019, the Fund may have waived fees if expenses exceeded the expense cap. On November 1, 2019, the Fund adopted a unitary fee structure where a management fee is accrued by the fund based on prior day net assets and other expenses are paid by the Advisor.

(k)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(l)	Amount rounds to less than 0.5%
(m)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

428	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

		Ratios/Supplemental data
						Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return (c)(d)	Market price total return (c)(e)		Net assets, end of period	Net expenses		Net investment income (loss)	Expenses without waivers and reimbursements		Portfolio turnover rate (c)

$51.75	$51.77	0.30%	0.16%		$65,983,365	0.05%		1.01%	0.05%		17%
51.87	51.96	2.32	2.55		59,654,406	0.05		1.62	0.05		40
51.72	51.68	5.93	5.85	(h)	37,495,084	0.05		2.38	0.05		56

54.88	55.05	2.06	2.06		170,118,586	0.39		1.97	0.39		59
54.31	54.48	3.08	2.87		146,648,110	0.36		1.76	0.36		272
54.17	54.44	11.24	11.52		54,168,824	0.38		2.76	0.69	(j)	91
50.36	50.48	0.97	1.21	(h)	25,178,102	0.38	(k)	2.96	5.38	(j)(k)	—	(l)

56.07	56.37	2.63	2.90		56,072,801	0.14		2.47	0.14		20
55.33	55.48	2.24	2.09		55,332,638	0.14		2.81	0.14		41
56.27	56.50	15.74	15.95		35,170,394	0.14		3.58	0.65	(j)	67
51.19	51.30	3.26	3.48	(h)	25,595,493	0.14	(k)	3.98	2.13	(j)(k)	12

52.30	52.42	3.43	3.72		1,610,952,323	0.24		3.72	0.24		23
51.64	51.61	7.16	6.43		1,559,634,055	0.23		4.18	0.23		50
50.31	50.62	6.15	6.88		171,037,324	0.32		4.90	0.44	(j)	128
49.86	49.82	4.66	4.00		154,570,385	0.40		5.01	0.57	(j)	23
50.09	50.36	3.00	3.12		105,191,308	0.40		4.78	0.98	(j)	23
50.96	51.16	4.24	4.64	(h)	30,574,068	0.39	(k)	4.99	1.74	(j)(k)	8

51.49	51.63	2.07	1.75		298,648,681	0.50		2.14	0.50		26
51.04	51.34	5.02	5.95		250,097,283	0.50		2.90	0.50		136
49.98	49.83	7.39	6.89		169,928,839	0.53		3.40	0.69	(j)	88
48.75	48.83	2.09	2.13		180,357,231	0.54		3.92	0.82	(j)	73
50.54	50.60	3.76	3.88	(h)	151,634,232	0.53	(k)	3.98	1.10	(j)(k)	52

55.43	55.43	2.77	2.80		88,690,480	0.18		1.56	0.18		35
54.37	54.35	0.54	0.67		76,120,305	0.23		1.84	0.23		56
55.15	55.06	10.09	9.71		52,390,882	0.23		2.31	0.67	(j)	51
51.92	52.01	4.74	4.92	(h)	31,153,558	0.23	(k)	2.65	1.06	(j)(k)	15

50.24	50.32	0.98	1.14	(h)	127,607,759	0.32		1.09	0.32		71

54.84	54.87	1.48	1.59		1,091,160,283	0.07		1.24	0.07		33
54.39	54.36	1.04	0.85		826,789,330	0.07		1.60	0.07		64
54.86	54.92	11.46	11.49		543,070,946	0.07		2.61	0.20	(j)	57
50.63	50.68	1.90	1.98	(h)	98,730,082	0.07	(k)	3.26	1.14	(j)(k)	53

50.71	50.74	0.21	0.25		17,737,707,377	0.18		0.61	0.18		30
50.78	50.79	1.72	1.67		16,144,037,713	0.17		1.14	0.17		94
50.51	50.54	3.22	3.22		11,591,489,504	0.18		2.53	0.22	(j)	46
50.20	50.23	2.68	2.66		5,703,062,275	0.17		2.74	0.28	(j)	43
50.01	50.05	1.25	1.33	(h)	200,051,266	0.16	(k)	1.77	0.55	(j)(k)	25

51.05	51.09	0.23	0.27		2,110,974,704	0.17		0.23	0.17		20
51.01	51.03	1.66	1.64		1,410,311,158	0.16		0.63	0.16		67
50.53	50.56	2.09	2.09		207,185,582	0.18		1.55	0.34	(j)	153
50.26	50.29	1.16	1.22	(h)	57,799,591	0.17	(k)	1.88	0.79	(j)(k)	61

50.07	50.27	3.82	4.16		75,111,376	0.39		4.13	0.39		20
49.27	49.30	0.85	0.50		83,750,663	0.39		4.50	0.39		59
50.95	51.15	12.25	12.44		91,713,454	0.39		4.64	0.58	(j)	53
47.52	47.62	2.29	2.23		61,776,747	0.39		4.96	0.87	(j)	28
48.83	48.95	(2.03)	(1.79	)(h)	53,713,929	0.35	(k)	4.79	2.74	(j)(k)	2

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	429

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited)

1. Organization

J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 11 separate funds of the Trust (each, a “Fund” and collectively, the “Funds”) covered by this report:

Diversification Classification
JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF	Diversified
JPMorgan Core Plus Bond ETF	Diversified
JPMorgan Corporate Bond Research Enhanced ETF	Diversified
JPMorgan High Yield Research Enhanced ETF	Diversified
JPMorgan International Bond Opportunities ETF	Diversified
JPMorgan Municipal ETF	Diversified
JPMorgan Short Duration Core Plus ETF(1)	Diversified
JPMorgan U.S. Aggregate Bond ETF	Diversified
JPMorgan Ultra-Short Income ETF	Diversified
JPMorgan Ultra-Short Municipal Income ETF	Diversified
JPMorgan USD Emerging Markets Sovereign Bond ETF	Diversified

(1)	Commenced operations on March 1, 2021.

The investment objective of JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF (“BetaBuilders 1-5 Year U.S. Aggregate Bond ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Bloomberg Short-Term U.S. Aggregate Bond Index (formerly Bloomberg Barclays Short-Term U.S. Aggregate Bond Index).

The investment objective of JPMorgan Core Plus Bond ETF (“Core Plus Bond ETF”) is to seek a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.

The investment objective of JPMorgan Corporate Bond Research Enhanced ETF (“Corporate Bond Research Enhanced ETF”) is to seek to provide total return from a portfolio of investment grade corporate bonds.

The investment objective of JPMorgan High Yield Research Enhanced ETF (“High Yield Research Enhanced ETF”) is to seek to provide a high level of income with capital appreciation as a secondary objective.

The investment objective of JPMorgan International Bond Opportunities ETF (“International Bond Opportunities ETF”) is to seek to provide total return.

The investment objective of JPMorgan Municipal ETF (“Municipal ETF”) is to seek to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. For purposes of the Fund’s investment objective, “gross income” means gross income for federal income tax purposes.

The investment objective of JPMorgan Short Duration Core Plus ETF (“Short Duration Core Plus ETF”) is to seek total return, consistent with preservation of capital.

The investment objective of JPMorgan U.S. Aggregate Bond ETF (“U.S. Aggregate Bond ETF”) is to seek long-term total return.

The investment objective of JPMorgan Ultra-Short Income ETF (“Ultra-Short Income ETF”) is to seek to provide current income while seeking to maintain a low volatility of principal.

The investment objective of JPMorgan Ultra-Short Municipal Income ETF (“Ultra-Short Municipal Income ETF”) is to seek to provide as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

The investment objective of JPMorgan USD Emerging Markets Sovereign Bond ETF (“USD Emerging Markets Sovereign Bond ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JPMorgan Emerging Markets Risk-Aware Bond Index.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

430	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

Shares of each Fund are listed and traded at market price on an exchange as follows:

Listing Exchange
BetaBuilders 1-5 Year U.S. Aggregate Bond ETF	Cboe BZX Exchange, Inc.
Core Plus Bond ETF	Cboe BZX Exchange, Inc.
Corporate Bond Research Enhanced ETF	NYSE Arca, Inc.
High Yield Research Enhanced ETF	Cboe BZX Exchange, Inc.
International Bond Opportunities ETF	Cboe BZX Exchange, Inc.
Municipal ETF	Cboe BZX Exchange, Inc.
Short Duration Core Plus ETF	NYSE Arca, Inc.
U.S. Aggregate Bond ETF	NYSE Arca, Inc.
Ultra-Short Income ETF	Cboe BZX Exchange, Inc.
Ultra-Short Municipal Income ETF	Cboe BZX Exchange, Inc.
USD Emerging Markets Sovereign Bond ETF	NYSE Arca, Inc.

Market prices for the Funds’ shares may be different from their net asset value (“NAV”).

Effective April 12, 2021, BetaBuilders 1-5 Year U.S. Aggregate Bond ETF and U.S. Aggregate Bond ETF each underwent a 1:2 reverse stock split which resulted in a decrease to each Fund’s shares outstanding and an increase to each Fund’s NAV per share. There was no change to the net assets of each Fund or the value of a shareholder’s investment as a result of this reverse stock split, except to the extent that shareholders held quantities of shares that were not an exact multiple of the reverse split ratio as described below.

The historical share transactions presented in the Statements of Changes in Net Assets and the per share data presented in the Financial Highlights have been adjusted accordingly to give effect to the reverse stock splits.

For shareholders who held quantities of shares that were not an exact multiple of the reverse split ratio (for example, not a multiple of two for a 1:2 reverse split), the reverse split resulted in the creation of a fractional share. Post-split fractional shares were redeemed for cash and sent to the broker of record.

The Funds issue and redeem their shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units” as shown in the table below:

Shares per Creation Unit
BetaBuilders 1-5 Year U.S. Aggregate Bond ETF	25,000
Core Plus Bond ETF	100,000
Corporate Bond Research Enhanced ETF	25,000
High Yield Research Enhanced ETF	100,000
International Bond Opportunities ETF	100,000
Municipal ETF	50,000
Short Duration Core Plus ETF	10,000
U.S. Aggregate Bond ETF	25,000
Ultra-Short Income ETF	50,000
Ultra-Short Municipal Income ETF	50,000
USD Emerging Markets Sovereign Bond ETF	100,000

Prior to April 12, 2021, the Shares per Creation Unit amounts for BetaBuilders 1-5 Year U.S. Aggregate Bond ETF and U.S. Aggregate Bond ETF were 50,000 and 50,000, respectively. These amounts were reduced in connection with the reverse stock split mentioned above.

The Funds may elect creations and redemptions in cash or partially in cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Funds (each, an “Authorized Participant”).

Creation Units are issued and redeemed principally in-kind for a basket of securities. A cash amount may be substituted if a Fund has sizeable exposure to market or sponsor restricted securities. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Funds (each, an “Authorized Participant”).

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	431

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with GAAP and the Funds’ valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAVs of the Funds are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by Core Plus Bond ETF, International Bond Opportunities ETF and Short Duration Core Plus ETF at August 31, 2021.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

432	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”):

BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$519,985	$—	$519,985
Commercial Mortgage-Backed Securities	—	1,456,038	134,884	1,590,922
Corporate Bonds	—	16,492,060	—	16,492,060
Foreign Government Securities	—	958,027	—	958,027
Mortgage-Backed Securities	—	5,702,530	—	5,702,530
Municipal Bonds	—	148,284	—	148,284
Supranational	—	1,950,884	—	1,950,884
U.S. Government Agency Securities	—	1,434,760	—	1,434,760
U.S. Treasury Obligations	—	36,823,646	—	36,823,646
Short-Term Investments
Investment Companies	408,277	—	—	408,277
Investment of Cash Collateral from Securities Loaned	31,043	—	—	31,043

Total Short-Term Investments	439,320	—	—	439,320

Total Investments in Securities	$439,320	$65,486,214	$134,884	$66,060,418

Core Plus Bond ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$17,098,338	$15,654,323	$32,752,661
Collateralized Mortgage Obligations	—	6,050,198	2,257,559	8,307,757
Commercial Mortgage-Backed Securities	—	10,018,961	2,363,281	12,382,242
Common Stocks
Oil, Gas & Consumable Fuels	10,722	25,025	—	35,747
Professional Services	—	132	—	132

Total Common Stocks	10,722	25,157	—	35,879

Corporate Bonds	—	66,461,356	—	66,461,356
Mortgage-Backed Securities	—	24,864,618	—	24,864,618
Municipal Bonds	—	38,495	—	38,495
Preferred Stocks	—	—	2,940	2,940
U.S. Treasury Obligations	—	19,966,633	—	19,966,633
Warrants
Diversified Telecommunication Services	—	—	322	322
Media	—	—	1,468	1,468
Oil, Gas & Consumable Fuels	5,272	—	—	5,272

Total Warrants	5,272	—	1,790	7,062

Short-Term Investments
Investment Companies	12,989,024	—	—	12,989,024

Total Investments in Securities	$13,005,018	$144,523,756	$20,279,893	$177,808,667

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1,343	$—	$1,343
Futures Contracts	8,085	—	—	8,085
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(8,129)	—	(8,129)
Futures Contracts	(25,343)	—	—	(25,343)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(17,258)	$(6,786)	$—	$(24,044)

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	433

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

Corporate Bond Research Enhanced ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$45,141	$—	$45,141
Corporate Bonds	—	55,408,310	—	55,408,310
U.S. Treasury Obligations	—	61,716	—	61,716
Short-Term Investments
Investment Companies	208,379	—	—	208,379

Total Investments in Securities	$208,379	$55,515,167	$—	$55,723,546

Appreciation in Other Financial Instruments
Futures Contracts	$1,669	$—	$—	$1,669
Depreciation in Other Financial Instruments
Futures Contracts	(16,744)	—	—	(16,744)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(15,075)	$—	$—	$(15,075)

High Yield Research Enhanced ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds	$—	$1,576,809,111	$—	$1,576,809,111
Short-Term Investments
Investment Companies	30,698,273	—	—	30,698,273

Total Investments in Securities	$30,698,273	$1,576,809,111	$—	$1,607,507,384

International Bond Opportunities ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$4,630,499	$1,400,330	$6,030,829
Collateralized Mortgage Obligations	—	3,501,363	—	3,501,363
Commercial Mortgage-Backed Securities	—	4,060,744	2,171,881	6,232,625
Common Stocks	148,156	—	—	148,156
Corporate Bonds	—	173,158,966	—	173,158,966
Foreign Government Securities	—	88,068,080	—	88,068,080
Supranational	—	1,430,685	—	1,430,685
Warrants	—	—	322	322
Short-Term Investments
Investment Companies	11,856,250	—	—	11,856,250

Total Investments in Securities	$12,004,406	$274,850,337	$3,572,533	$290,427,276

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1,701,880	$—	$1,701,880
Futures Contracts	11,174	—	—	11,174
Swaps	—	257,794	—	257,794
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(610,621)	—	(610,621)
Futures Contracts	(558,521)	—	—	(558,521)
Swaps	—	(299,845)	—	(299,845)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(547,347)	$1,049,208	$—	$501,861

434	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

Municipal ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$83,608,212	$—	$83,608,212
Short-Term Investments
Investment Companies	4,303,941	—	—	4,303,941

Total Investments in Securities	$4,303,941	$83,608,212	$—	$87,912,153

Depreciation in Other Financial Instruments
Futures Contracts	$(7,924)	$—	$—	$(7,924)

Short Duration Core Plus ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$19,554,295	$1,862,368	$21,416,663
Collateralized Mortgage Obligations	—	4,930,363	144,713	5,075,076
Commercial Mortgage-Backed Securities	—	3,353,485	5,615,176	8,968,661
Corporate Bonds	—	46,816,680	—	46,816,680
Foreign Government Securities	—	1,805,652	—	1,805,652
Mortgage-Backed Securities	—	12,360,227	—	12,360,227
Municipal Bonds	—	150,344	—	150,344
Supranational	—	219,481	—	219,481
U.S. Treasury Obligations	—	28,116,143	—	28,116,143
Short-Term Investments
Investment Companies	10,110,981	—	—	10,110,981
Investment of Cash Collateral from Securities Loaned	66,775	—	—	66,775
U.S. Treasury Obligations	—	227,966	—	227,966

Total Short-Term Investments	10,177,756	227,966	—	10,405,722

Total Investments in Securities	$10,177,756	$117,534,636	$7,622,257	$135,334,649

Appreciation in Other Financial Instruments
Futures Contracts	$2,918	$—	$—	$2,918
Swaps	—	14,563	—	14,563
Depreciation in Other Financial Instruments
Futures Contracts	(19,506)	—	—	(19,506)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(16,588)	$14,563	$—	$(2,025)

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	435

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

U.S. Aggregate Bond ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$2,990,778	$—	$2,990,778
Commercial Mortgage-Backed Securities	—	20,273,070	1,941,039	22,214,109
Corporate Bonds	—	288,248,097	—	288,248,097
Foreign Government Securities	—	19,583,528	—	19,583,528
Mortgage-Backed Securities	—	296,323,382	—	296,323,382
Municipal Bonds	—	5,342,108	—	5,342,108
Supranational	—	15,242,642	—	15,242,642
U.S. Government Agency Securities	—	16,967,161	—	16,967,161
U.S. Treasury Obligations	—	416,371,413	—	416,371,413
Short-Term Investments
Investment Companies	14,709,012	—	—	14,709,012
Investment of Cash Collateral from Securities Loaned	7,590,982	—	—	7,590,982

Total Short-Term Investments	22,299,994	—	—	22,299,994

Total Investments in Securities	$22,299,994	$1,081,342,179	$1,941,039	$1,105,583,212

There were no significant transfers into or out of level 3 for the six months ended August 31, 2021.

Ultra-Short Income ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$2,638,857,733	$17,183	$2,638,874,916
Certificates of Deposit	—	40,219,923	—	40,219,923
Commercial Mortgage-Backed Securities	—	353,312,577	9,309,478	362,622,055
Corporate Bonds	—	11,482,283,919	—	11,482,283,919
Foreign Government Securities	—	28,848,859	—	28,848,859
U.S. Treasury Obligations	—	101,360,734	—	101,360,734
Short-Term Investments
Certificates of Deposit	—	854,973,063	—	854,973,063
Commercial Paper	—	1,211,692,647	—	1,211,692,647
Investment Companies	1,078,423,018	—	—	1,078,423,018
Investment of Cash Collateral from Securities Loaned	32,272,502	—	—	32,272,502
Repurchase Agreements	—	100,000,000	—	100,000,000

Total Short-Term Investments	1,110,695,520	2,166,665,710	—	3,277,361,230

Total Investments in Securities	$1,110,695,520	$16,811,549,455	$9,326,661	$17,931,571,636

Depreciation in Other Financial Instruments
Futures Contracts	$(347,858)	$—	$—	$(347,858)

Ultra-Short Municipal Income ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$1,817,125,328	$—	$1,817,125,328
Short-Term Investments
Investment Companies	307,071,498	—	—	307,071,498

Total Investments in Securities	$307,071,498	$1,817,125,328	$—	$2,124,196,826

436	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

USD Emerging Markets Sovereign Bond ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds	$—	$9,025,611	$—	$9,025,611
Foreign Government Securities	—	65,051,856	—	65,051,856
Short-Term Investments
Investment Companies	95,930	—	—	95,930
Investment of Cash Collateral from Securities Loaned	482,012	—	—	482,012

Total Short-Term Investments	577,942	—	—	577,942

Total Investments in Securities	$577,942	$74,077,467	$—	$74,655,409

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

Core Plus Bond ETF	Balance as of February 28, 2021	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2021
Investments in Securities:
Asset-Backed Securities	$9,701,506	$—	$55,928	$(414)	$7,249,653	$(1,921,319)	$1,387,620	$(818,651)	$15,654,323
Collateralized Mortgage Obligations	2,224,016	—	5,394	(843)	547,296	(277,936)	—	(240,368)	2,257,559
Commercial Mortgage-Backed Securities	148,523	—	30,225	867	1,933,982	(16)	249,700	—	2,363,281
Preferred Stocks	4,467	24	(1,034)	—	—	(517)	—	—	2,940
Warrants	223	—	1,567	—	—	—	—	—	1,790

Total	$12,078,735	$24	$92,080	$(390)	$9,730,931	$(2,199,788)	$1,637,320	$(1,059,019)	$20,279,893

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the six months ended August 31, 2021.

International Bond Opportunities ETF	Balance as of February 28, 2021	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2021
Investments in Securities:
Asset-Backed Securities	$1,699,878	$253	$(9,320)	$208	$—	$(290,689)	$—	$—	$1,400,330
Collateralized Mortgage Obligations	154,490	6	(4,496)	—	—	(150,000)	—	—	—
Commercial Mortgage-Backed Securities	2,040,140	(2)	48,756	427	301,133	(36,773)	66,449	(248,249)	2,171,881
Warrants	222	—	100	—	—	—	—	—	322

Total	$3,894,730	$257	$35,040	$635	$301,133	$(477,462)	$66,449	$(248,249)	$3,572,533

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

There were no significant transfers into or out of level 3 for the six months ended August 31, 2021.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	437

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

Short Duration Core Plus ETF	Balance as of March 1, 2021*	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2021
Investments in Securities:
Asset-Backed Securities	$—	$—	$(6,408)	$(1,438)	$1,913,794	$(43,580)	$—	$—	$1,862,368
Collateralized Mortgage Obligations	—	—	715	—	143,998	—	—	—	144,713
Commercial Mortgage-Backed Securities	—	19	148	(4,790)	5,651,672	(31,873)	—	—	5,615,176

Total	$—	$19	$(5,545)	$(6,228)	$7,709,464	$(75,453)	$—	$—	$7,622,257

*	Commencement of operations was March 1, 2021.
[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2021, which were valued using significant unobservable inputs (level 3) were as follows:

Core Plus Bond ETF	$94,273
International Bond Opportunities ETF	43,666
Short Duration Core Plus ETF	(5,545)

These amounts are included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.

The significant unobservable inputs used in the fair value measurement of the Funds’ investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Core Plus Bond ETF Fund

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at August 31, 2021	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$14,975,786	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 60.00% (14.26%)
			Constant Default Rate	0.00% - 1.00% (0.03%)
			Yield (Discount Rate of Cash Flows)	0.88% - 5.36% (2.63%)

Asset-Backed Securities	14,975,786

	1,857,559	Discounted Cash Flow	Constant Prepayment Rate	100.00% (100.00%)
			Constant Default Rate	0.00% - 0.50% (0.20%)
			Yield (Discount Rate of Cash Flows)	1.09% - 5.81% (1.63%)

Collateralized Mortgage Obligations	1,857,559

	149,282	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (100.00%)
			Yield (Discount Rate of Cash Flows)	2.89% (2.89%)

Commercial Mortgage-Backed Securities	149,282

	322	Market Comparable Companies	EBITDA Multiple (b)	5.5x (5.5x)

Warrants	322

Total	$16,982,949

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31, 2021, the value of these investments was $ 3,296,944. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

438	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.

International Bond Opportunities ETF

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at August 31, 2021	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$1,400,330	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 35.00% (18.21%)
			Constant Default Rate	0.00% - 3.20% (0.57%)
			Yield (Discount Rate of Cash Flows)	1.16% - 4.78% (2.68%)

Asset-Backed Securities	1,400,330

	2,050,101	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (8.12%)
			Constant Default Rate	0.00% - 2.00% (0.16%)
			Yield (Discount Rate of Cash Flows)	1.98% - 32.46% (3.65%)

Commercial Mortgage-Backed Securities	2,050,101

	322	Market Comparable Companies	EBITDA Multiple (b)	5.5x (5.5x)

Warrants	322

Total	$3,450,753

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31, 2021, the value of these investments was $121,780. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.

Short Duration Core Plus ETF

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at August 31, 2021	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$1,115,422	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (14.21%)
			Yield (Discount Rate of Cash Flows)	1.19% - 2.42% (1.68%)

Asset-Backed Securities	1,115,422

	0	Discounted Cash Flow	Constant Prepayment Rate	25.00% (25.00%)
			Yield (Discount Rate of Cash Flows)	2.08% (2.08%)

Collateralized Mortgage Obligations	0

	5,269,847	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	1.78% - 4.15% (2.69%)

Commercial Mortgage-Backed Securities	5,269,847

Total	$6,385,269

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31, 2021, the value of these investments was $1,236,988. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.

As of August 31, 2021, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	439

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

C. Repurchase Agreements — Ultra-Short Income ETF may enter into repurchase agreement transactions that meet the credit guidelines of JPMIM. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The Fund requires that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Fund to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. Repurchase agreement collateral may be held in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan.

The Fund’s repurchase agreements are not subject to master netting arrangements.

D. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — Core Plus Bond ETF, Municipal ETF, Short Duration Core Plus ETF, U.S. Aggregate Bond ETF, Ultra-Short Income ETF and Ultra-Short Municipal Income ETF purchased when-issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.

International Bond Opportunities ETF may be required to post or receive collateral for delayed delivery securities in the form of cash or securities under a Master Securities Forward Transaction Agreement with the counterparties (each, an “MSFTA”). The collateral requirements are generally calculated by netting the mark-to-market amount for a Fund’s transactions under the MSFTA and comparing that amount to the value of the collateral pledged by a fund and the counterparty. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by a Fund is held in a segregated account at the Fund’s custodian bank and is included on the Statements of Assets and Liabilities as Restricted cash. Collateral received by the Funds is held in a separate segregated account maintained by JPMCB. These amounts are not reflected on the Funds’ Statements of Assets and Liabilities.

Core Plus Bond ETF, Municipal ETF, Short Duration Core Plus ETF, U.S. Aggregate Bond ETF, Ultra-Short Income ETF and Ultra-Short Municipal Income ETF had when-issued securities, delayed delivery securities or forward commitments outstanding as of August 31, 2021, which are shown as a Receivable for Investment securities sold — delayed delivery securities and a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at August 31, 2021 are detailed on the SOIs.

E. Securities Lending — The Funds, except International Bond Opportunities ETF, are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.

Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.

The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.

The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

440	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of August 31, 2021.

	Investment Securities on Loan, at Value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
BetaBuilders 1-5 Year U.S. Aggregate Bond ETF	$30,284	$(30,284)	$—
Short Duration Core Plus ETF	63,969	(63,969)	—
U.S. Aggregate Bond ETF	7,214,058	(7,214,058)	—
Ultra-Short Income ETF	31,428,789	(31,428,789)	—
USD Emerging Markets Sovereign Bond ETF	471,796	(471,796)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.

JPMIM voluntarily waived management fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.12% to 0.06%. For the six months ended August 31, 2021, JPMIM waived fees associated with the Funds’ investment in the JPMorgan U.S. Government Money Market Fund as follows:

BetaBuilders 1-5 Year U.S. Aggregate Bond ETF	$43
Short Duration Core Plus ETF	14
U.S. Aggregate Bond ETF	553
Ultra-Short Income ETF	1,813
USD Emerging Markets Sovereign Bond ETF	444

The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).

Core Plus Bond ETF, Corporate Bond Research Enhanced ETF, High Yield Research Enhanced ETF, Municipal ETF and Ultra-Short Municipal Income ETF did not lend out any securities during the six months ended August 31, 2021.

F. Investment Transactions with Affiliates — The Funds invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.

BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

For the six months ended August 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2021	Shares at August 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	$—	$1,235,121	$826,844	$—	$—	$408,277	408,277	$8		$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	104,878	2,126,379	2,200,214	—	—	31,043	31,043	17	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01%(a)(b)	514,056	3,134,157	3,648,213	—	—	—	—	16		—

Total	$618,934	$6,495,657	$6,675,271	$—	$—	$439,320		$41		$—

(a)   Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(b)   The rate shown is the current yield as of August 31, 2021.

*  Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	441

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

Core Plus Bond ETF
For the six months ended August 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2021	Shares at August 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	$—	$19,626,838	$6,637,814	$—	$—	$12,989,024	12,989,024	$780	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01%(a)(b)	32,839,275	27,582,992	60,422,267	—	—	—	—	1,071	—

Total	$32,839,275	$47,209,830	$67,060,081	$—	$—	$12,989,024		$1,851	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2021.

Corporate Bond Research Enhanced ETF
For the six months ended August 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2021	Shares at August 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	$—	$1,848,530	$1,640,151	$—	$—	$208,379	208,379	$14	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01%(a)(b)	194,411	2,715,027	2,909,438	—	—	—	—	16	—

Total	$194,411	$4,563,557	$4,549,589	$—	$—	$208,379		$30	$—

(a)   Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(b)   The rate shown is the current yield as of August 31, 2021.

High Yield Research Enhanced ETF
For the six months ended August 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2021	Shares at August 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	$—	$129,595,623	$98,897,350	$—	$—	$30,698,273	30,698,273	$1,606	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01%(a)(b)	13,965,910	117,035,547	131,001,457	—	—	—	—	347	—

Total	$13,965,910	$246,631,170	$229,898,807	$—	$—	$30,698,273		$1,953	$—

(a)   Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(b)   The rate shown is the current yield as of August 31, 2021.

442	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

International Bond Opportunities ETF
For the six months ended August 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2021	Shares at August 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	$—	$34,494,716	$22,638,466	$—	$—	$11,856,250	11,856,250	$665	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01%(a)(b)	12,234,929	29,764,741	41,999,670	—	—	—	—	315	—

Total	$12,234,929	$64,259,457	$64,638,136	$—	$—	$11,856,250		$980	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2021.

Municipal ETF
For the six months ended August 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2021	Shares at August 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.02%(a)(b)	$—	$28,045,041	$23,740,964	$(170)	$34	$4,303,941	4,301,791	$372		$—

(a)   Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(b)   The rate shown is the current yield as of August 31, 2021.

Short Duration Core Plus ETF
For the six months ended August 31, 2021
Security Description	Value at March 1, 2021 (a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2021	Shares at August 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07%(b)(c)	$—	$67,191,802	$57,079,776	$(1,045)	$—	$10,110,981	10,105,928	$2,839		$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(b)(c)	—	105,765	38,990	—	—	66,775	66,775	7	*	—

Total	$—	$67,297,567	$57,118,766	$(1,045)	$—	$10,177,756		$2,846		$—

(a)   Commencement of operations was March 1, 2021.

(b)   Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(c) The rate shown is the current yield as of August 31, 2021.

*  Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	443

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

U.S. Aggregate Bond ETF
For the six months ended August 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2021	Shares at August 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.07%(a)(b)	$18,499,300	$20,000,000	$32,000,000	$(750	)*	$—	$6,498,550	6,498,550	$3,622	*	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	—	50,013,223	35,304,211	—		—	14,709,012	14,709,012	739		—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	866,055	27,372,603	27,146,226	—		—	1,092,432	1,092,432	209	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01%(a)(b)	5,811,837	115,870,903	121,682,740	—		—	—	—	288		—

Total	$25,177,192	$213,256,729	$216,133,177	$(750)		$—	$22,299,994		$4,858		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2021.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Ultra-Short Income ETF
For the six months ended August 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2021	Shares at August 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.07%(a)(b)	$32,735,455	$159,000,000	$163,000,000	$(2,473	)*	$—	$28,732,982	28,732,982	$16,686	*	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	—	2,349,525,193	1,271,102,175	—		—	1,078,423,018	1,078,423,018	33,920		—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	5,643,500	71,716,152	73,820,132	—		—	3,539,520	3,539,520	774	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01%(a)(b)	763,604,992	2,315,202,492	3,078,807,484	—		—	—	—	21,308		—

Total	$801,983,947	$4,895,443,837	$4,586,729,791	$(2,473)		$—	$1,110,695,520		$72,688		$—

(a)   Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(b)   The rate shown is the current yield as of August 31, 2021.

*  Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

444	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

Ultra-Short Municipal Income ETF
For the six months ended August 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2021	Shares at August 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.02%(a)(b)	$139,089,852	$998,901,848	$830,918,736	$(17,965)	$16,499	$307,071,498	306,918,039	$19,466	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2021.

USD Emerging Markets Sovereign Bond ETF
For the six months ended August 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2021	Shares at August 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	$—	$1,277,472	$1,181,542	$—	$—	$95,930	95,930	$13		$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	1,878,630	8,559,882	9,956,500	—	—	482,012	482,012	170	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01%(a)(b)	776,784	6,686,244	7,463,028	—	—	—	—	21		—

Total	$2,655,414	$16,523,598	$18,601,070	$—	$—	$577,942		$204		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2021.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

G. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

H. Derivatives — Core Plus Bond ETF, Corporate Bond Research Enhanced ETF, International Bond Opportunities ETF, Short Duration Core Plus ETF, Municipal ETF and Ultra-Short Income ETF used derivative instruments including futures contracts, forward foreign currency exchange contracts and swaps in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	445

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

The Funds may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Funds.

Notes H(1) — H(3) below describe the various derivatives used by the Funds.

(1). Futures Contracts — Core Plus Bond ETF, Corporate Bond Research Enhanced ETF, International Bond Opportunities ETF, Municipal ETF, Short Duration Core Plus ETF and Ultra-Short Income ETF used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The use of futures contracts exposes the Funds to interest rate risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — Core Plus Bond ETF and International Bond Opportunities ETF are exposed to foreign currency risks associated with some or all of their portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Funds also record a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Funds’ forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

446	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Swaps — International Bond Opportunities ETF and Short Duration Core Plus ETF engaged in various swap transactions to manage credit and interest rate (e.g., duration, yield curve) risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between a fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by a Fund are recorded as assets or liabilities, respectively, on the Statements of Assets and Liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/depreciation on swaps on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

Credit Default Swaps

International Bond Opportunities ETF and Short Duration Core Plus ETF entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Interest Rate Swaps

International Bond Opportunities ETF entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate, while the other is typically based on a fixed interest rate.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	447

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(4). Summary of Derivatives Information

The following tables present the value of derivatives held as of August 31, 2021 by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:

	Core Plus Bond ETF	Corporate Bond Research Enhanced ETF	International Bond Opportunities ETF	Municipal ETF	Short Duration Core Plus ETF	Ultra-Short Income ETF
Foreign Exchange Rate Risk Exposure:
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$1,343	$—	$1,701,880	$—	$—	$—
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	(8,129)	—	(610,621)	—	—	—

Interest Rate Risk Exposure:
Unrealized Appreciation on Futures Contracts*	8,085	1,669	11,174	—	2,918	—
Swaps at Value (Assets)**	—	—	211,890	—	—	—
Unrealized Depreciation on Futures Contracts*	(25,343)	(16,744)	(558,521)	(7,924)	(19,506)	(347,858)
Swaps at Value (Liabilities)**	—	—	(211,364)	—	—	—

Credit Risk Exposure:
Swaps at Value (Assets)**	—	—	336,035	—	130,036	—
Swaps at Value (Liabilities)**	—	—	(120,810)	—	—	—

Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts*	(17,258)	(15,075)	(547,347)	(7,924)	(16,588)	(347,858)
Swaps at Value**	—	—	215,751	—	130,036	—
Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts	(6,786)	—	1,091,259	—	—	—

*	Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
**	Includes the fair value of centrally cleared swap contracts as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following tables present the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of August 31, 2021:

	International Bond Opportunities ETF
Counterparty	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received	Net Amount Due from Counterparty (not less than zero)
Barclays Bank plc	$12,178	$(12,178)	$—	$—
BNP Paribas	1,154,827	(172,890)	—	981,937
Citibank, NA	61,102	(61,102)	—	—
Goldman Sachs International	231,090	—	—	231,090
HSBC Bank, NA	106,789	(106,789)	—	—
Merrill Lynch International	7,978	—	—	7,978
Royal Bank of Canada	18,176	(4,857)	—	13,319
State Street Corp.	109,740	(23,370)	—	86,370

Total	$1,701,880	$(381,186)	$—	$1,320,694

448	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

Counterparty	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Posted	Net Amount Due to Counterparty (not less than zero)
Barclays Bank plc	$38,505	$(12,178)	$—	$26,327
BNP Paribas	172,890	(172,890)	—	—
Citibank, NA	261,981	(61,102)	—	200,879
HSBC Bank, NA	109,018	(106,789)	—	2,229
Royal Bank of Canada	4,857	(4,857)	—	—
State Street Corp.	23,370	(23,370)	—	—

Total	$610,621	$(381,186)	$—	$229,435

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.

The following tables present the effect of derivatives on the Statements of Operations for the six months ended August 31, 2021, by primary underlying risk exposure:

	Core Plus Bond ETF	Corporate Bond Research Enhanced ETF	International Bond Opportunities ETF	Municipal ETF	Short Duration Core Plus ETF	Ultra-Short Income ETF
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Foreign Exchange Rate Risk Exposure:
Forward Foreign Currency Exchange Contracts	$23,646	$—	$2,051,283	$—	$—	$—

Interest Rate Risk Exposure:
Futures Contracts	(66,895)	(20,407)	(687,220)	(32,719)	(143,771)	962,538
Swap Contracts	—	—	396,145	—	—	—

Credit Risk Exposure:
Swap Contracts	—	—	70,668	—	20,613	—

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Foreign Exchange Rate Risk Exposure:
Forward Foreign Currency Exchange Contracts	14,163	—	903,572	—	—	—

Interest Rate Risk Exposure:
Futures Contracts	(11,134)	(8,497)	(832,628)	(7,924)	(16,588)	(579,953)
Swap Contracts	—	—	(272,108)	—	—	—

Credit Risk Exposure:
Swap Contracts	—	—	51,008	—	14,563	—

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	449

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

Derivatives Volume

The table below discloses the volume of the Funds’ futures contracts, forward foreign currency exchange contracts and swaps activity during the six months ended August 31, 2021. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity:

	Core Plus Bond ETF	Corporate Bond Research Enhanced ETF	International Bond Opportunities ETF		Municipal ETF		Short Duration Core Plus ETF	Ultra-Short Income ETF
Futures Contracts — Interest:
Average Notional Balance Long	$11,152,750	$3,774,591	$3,278,389		—		$4,672,355	—
Average Notional Balance Short	5,880,060	3,907,632	46,222,339		$2,179,500	(b)	8,828,038	$220,647,097
Ending Notional Balance Long	11,602,875	3,559,336	1,113,398		—		3,966,047	—
Ending Notional Balance Short	7,648,258	3,638,422	51,090,192		2,367,500		7,517,563	227,133,280

Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	1,998,401	—	63,112,095		—		—	—
Average Settlement Value Sold	183,353	—	246,431,557		—		—	—
Ending Settlement Value Purchased	1,826,815	—	150,677,043		—		—	—
Ending Settlement Value Sold	—	—	331,927,663		—		—	—

Credit Default Swaps:
Average Notional Balance — Buy Protection	—	—	8,347,025		—		—	—
Average Notional Balance — Sell Protection	—	—	5,074,102		—		1,097,500	—
Ending Notional Balance — Buy Protection	—	—	10,633,470		—		—	—
Ending Notional Balance — Sell Protection	—	—	1,475,938		—		1,205,000	—

Interest Rate-Related Swaps:
Average Notional Balance — Pays Fixed rate	—	—	6,073,669		—		—	—
Average Notional Balance — Receives Fixed rate	—	—	17,736,775	(a)	—		—	—
Ending Notional Balance — Pays Fixed Rate	—	—	9,724,250		—		—	—
Ending Notional Balance — Receives Fixed Rate	—	—	21,394,125		—		—	—

(a)	For the period May 1, 2021 through August 31, 2021.
(b)	For the period June 1, 2021 through August 31, 2021.

The Funds’ derivatives contracts held at August 31, 2021 are not accounted for as hedging instruments under GAAP.

I. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, and distributions of net investment income and realized capital gains from the Underlying Funds, if any, are recorded on the ex-dividend date or when a Fund first learns of the dividend.

To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.

J. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of August 31, 2021, no liability for Federal income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

K. Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gains tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

450	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

L. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid at least monthly. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

M. Recent Accounting Pronouncement In March 2020, the FASB issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 became effective upon the issuance and its optional relief can be applied through December 31, 2022. Management is currently evaluating the impact, if any, to the Funds’ financial statements of applying ASU 2020-04.

3. Fees and Other Transactions with Affiliates

A. Management Fee — JPMIM manages the investments of each Fund pursuant to a Management Agreement. For such services, JPMIM is paid a fee which is accrued daily and paid no more frequently than monthly based on each Fund’s respective average daily net assets at the following rate:

BetaBuilders 1-5 Year U.S. Aggregate Bond ETF	0.05%
Core Plus Bond ETF	0.40
Corporate Bond Research Enhanced ETF	0.14
High Yield Research Enhanced ETF	0.24
International Bond Opportunities ETF	0.50
Municipal ETF	0.18	(1)
Short Duration Core Plus ETF	0.33
U.S. Aggregate Bond ETF	0.07
Ultra-Short Income ETF	0.18
Ultra-Short Municipal Income ETF	0.18
USD Emerging Markets Sovereign Bond ETF	0.39

(1)	Prior to March 31, 2021, the investment advisory fee was accrued daily and paid monthly at an annual rate of 0.24% of the Fund’s average daily net assets.

Under each Management Agreement, JPMIM is responsible for substantially all expenses of each Fund, (including expenses of the Trust relating to each Fund), except for the management fees, payments under the Funds’ 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of each Fund’s business. Additionally, each Fund is responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with each Fund’s securities lending program, if applicable. For the avoidance of doubt, the Adviser’s payment of such expenses may be accomplished through a Fund’s payment of such expenses and a corresponding reduction in the fee payable to the Adviser, provided, however, that if the amount of expenses paid by a Fund exceeds the fee payable to the Adviser, the Adviser will reimburse that Fund for such amount.

B. Administration Fee — JPMIM provides administration services to the Funds. Pursuant to each Management Agreement, JPMIM is compensated as described in Note 3.A.

JPMCB serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the management fees payable to JPMIM.

C. Custodian, Accounting and Transfer Agent Fees — JPMCB provides custody, accounting and transfer agency services to the Funds. For performing these services, JPMIM pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses.

Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are paid to JPMIM to offset certain custodian charges that are covered by each Management Agreement.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

D. Distribution Services — The Distributor or its agent distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of each Fund. JPMDS receives no fees for their distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	451

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

E. Waivers and Reimbursements — The Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The fees for the affiliated money market funds are covered under each Management Agreement as described in Note 3.A.

F. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers receive no compensation from the Funds for serving in their respective roles.

The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. The fees associated with the office of the Chief Compliance Officer are paid for by JPMIM as described in Note 3.A.

During the six months ended August 31, 2021, Core Plus Bond ETF, International Bond Opportunities ETF, Municipal ETF, Short Duration Core Plus ETF and Ultra-Short Income ETF purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended August 31, 2021, purchases and sales of investments (excluding short-term investments) were as follows:

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
BetaBuilders 1-5 Year U.S. Aggregate Bond ETF	$8,242,613	$7,172,514	$4,800,957	$3,967,498
Core Plus Bond ETF	115,283,143	87,612,626	7,615,300	3,029,387
Corporate Bond Research Enhanced ETF	10,616,261	10,111,335	493,516	856,158
High Yield Research Enhanced ETF	397,915,011	365,324,973	—	—
International Bond Opportunities ETF	113,716,911	66,289,187	—	—
Municipal ETF	35,611,080	27,065,870	—	—
Short Duration Core Plus ETF	125,287,718	28,302,887	56,280,101	28,179,611
U.S. Aggregate Bond ETF	388,691,217	323,551,939	41,254,218	14,368,616
Ultra-Short Income ETF	6,397,815,513	3,819,137,767	262,679,766	374,168,586
Ultra-Short Municipal Income ETF	800,073,276	242,087,789	—	—
USD Emerging Markets Sovereign Bond ETF	21,012,978	15,655,933	—	—

For the six months ended August 31, 2021, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Creations	In-Kind Redemptions
BetaBuilders 1-5 Year U.S. Aggregate Bond ETF	$4,814,228	$—
High Yield Research Enhanced ETF	125,738,392	121,609,729
U.S. Aggregate Bond ETF	297,806,554	127,220,068
USD Emerging Markets Sovereign Bond ETF	9,771,217	24,036,568

During the six months ended August 31, 2021, the Funds delivered portfolio securities for the redemption of Fund Shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each in-kind redemption transaction.

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2021 were as follows:

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BetaBuilders 1-5 Year U.S. Aggregate Bond ETF	$65,446,466	$738,408	$124,456	$613,952
Core Plus Bond ETF	175,095,343	3,559,481	870,201	2,689,280
Corporate Bond Research Enhanced ETF	53,483,306	2,419,343	194,178	2,225,165
High Yield Research Enhanced ETF	1,589,466,409	23,860,986	5,820,011	18,040,975
International Bond Opportunities ETF	287,727,159	7,912,686	4,452,906	3,459,780
Municipal ETF	84,680,634	3,257,664	34,069	3,223,595
Short Duration Core Plus ETF	135,178,995	422,502	153,400	269,102
U.S. Aggregate Bond ETF	1,095,002,372	15,416,745	4,835,905	10,580,840
Ultra-Short Income ETF	17,883,842,584	50,662,610	3,281,416	47,381,194
Ultra-Short Municipal Income ETF	2,119,926,600	4,590,426	320,200	4,270,226
USD Emerging Markets Sovereign Bond ETF	72,157,686	2,939,106	441,383	2,497,723

452	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

As of February 28, 2021, the following Funds had net capital loss carryforwards which are available to offset future realized gains:

	Capital Loss Carryforward Character
	Short-Term	Long-Term
High Yield Research Enhanced ETF	$2,301,893	$452,194
International Bond Opportunities ETF	633,526	2,080,352
Ultra-Short Municipal Income ETF	17,596	—
USD Emerging Markets Sovereign Bond ETF	2,019,098	2,147,005

Specified ordinary losses and net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended February 28, 2021, the Funds deferred to March 1, 2021 the following specified ordinary losses and net capital losses of:

	Net Capital Losses		Specified Ordinary Losses
	Short-Term	Long-Term
Core Plus Bond ETF	$—	$—	$20,949
International Bond Opportunities ETF	—	—	212,078
Ultra-Short Municipal Income ETF	30,945	2,219	—

During the year ended February 28, 2021, the following Fund utilized capital loss carryforwards as follows:

	Capital Loss Utilized
	Short-Term	Long-Term
International Bond Opportunities ETF	$326,175	$102,355

6. Capital Share Transactions

The Trust issues and redeems shares of the Funds only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.

Shares of the Funds may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds’ shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Funds. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.

Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of fixed income securities and other instruments (“Deposit Instruments”) and cash as described in the Funds’ registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount, plus at least 105%, for the Funds, of the market value of undelivered Deposit Instruments. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.

Authorized Participants transacting in Creation Units for cash may also pay a variable fee to compensate the relevant fund for market impact expenses relating to investing in portfolio securities. Such variable fees, if any, are included in “Proceeds from shares issued” in the Statements of Changes in Net Assets.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

As of August 31, 2021, JPMorgan SmartRetirement Funds and JPMorgan SmartRetirement Blend Funds, which are affiliated funds of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:

	JPMorgan SmartRetirement Funds	JPMorgan SmartRetirement Blend Funds
High Yield Research Enhanced ETF	47.7%	26.3%
U.S. Aggregate Bond ETF	—	47.5

Significant shareholder transactions by this/these shareholders may impact the Funds’ performance and liquidity.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	453

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

As of August 31, 2021, the Adviser owns shares representing more than 10% of net assets of the following Funds:

% of Ownership
BetaBuilders 1-5 Year U.S. Aggregate Bond ETF	37%
Corporate Bond Research Enhanced ETF	49
Municipal ETF	20
Short Duration Core Plus ETF	38
USD Emerging Markets Sovereign Bond ETF	50

Significant shareholder transactions by the Adviser may impact the Funds’ performance.

The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

International Bond Opportunities ETF and U.S. Emerging Markets Sovereign Bond ETF’s investments in sovereign and corporate debt obligations within emerging market countries may be subject to potentially higher risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic instability in these markets may have disruptive effects on the market prices of the Funds’ investments and the income they generate, as well as the Funds’ ability to repatriate such amounts.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. During periods when interest rates are low or there are negative interest rates, the Funds’ yield (and total return) also may be low or the Funds may be unable to maintain positive returns. The ability of the issuers of debt to meet their obligations may be affected by economic and political developments in a specific industry or region. The value of a Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality.

High Yield Research Enhanced ETF invests in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Fund is intended for investors who are able and willing to assume a high degree of risk.

International Bond Opportunities ETF and U.S. Emerging Markets Sovereign Bond ETF may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the period. Such concentrations may subject each of these Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

As of August 31, 2021, the following Funds had non-U.S. country allocations representing greater than 10% of total investments (excluding investment of cash collateral from securities loaned) as follows:

	International Bond Opportunities ETF	Ultra-Short Income ETF
Cayman Islands	—%	12.6%
Italy	11.1	—

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses.

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds.

454	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in Shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Funds’ holdings. During such periods, investors may incur significant losses if shares are sold.

BetaBuilders 1-5 Year U.S. Aggregate Bond ETF and USD Emerging Markets Sovereign Bond ETF may not track the return of their underlying index for a number of reasons and therefore may not achieve their investment objective. For example, the Funds incur a number of operating expenses not applicable to their underlying index, and incur costs in buying and selling securities, especially when rebalancing the Funds’ securities holdings to reflect changes in the composition of the underlying index. In addition, each Fund’s return may differ from the return of its underlying index as a result of, among other things, pricing differences and the inability to purchase certain securities included in the underlying index due to regulatory or other restrictions. To the extent of the previously outlined items, each Fund’s return may differ from the return of the underlying index.

LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On March 5, 2021, the U.K. Financial Conduct Authority (“FCA”) publicly announced that (i) immediately after December 31, 2021, publication of the 1-week and 2-month U.S. Dollar LIBOR settings will permanently cease; (ii) immediately after June 30, 2023, publication of the overnight and 12-month U.S. Dollar LIBOR settings will permanently cease; and (iii) immediately after June 30, 2023, the 1-month, 3-month and 6-month U.S. Dollar LIBOR settings will cease to be provided or, subject to the FCA’s consideration of the case, be provided on a synthetic basis and no longer be representative of the underlying market and economic reality they are intended to measure and that representativeness will not be restored. There is no assurance that the dates announced by the FCA will not change or that the administrator of LIBOR and/or regulators will not take further action that could impact the availability, composition or characteristics of LIBOR or the currencies and/or tenors for which LIBOR is published. Public and private sector industry initiatives are currently underway to implement new or alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of a Fund’s loans, notes, derivatives and other instruments or investments comprising some or all of a Fund’s investments and result in costs incurred in connection with closing out positions and entering into new trades. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

The Funds are subject to infectious disease epidemics/pandemics risk. The worldwide outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of a Fund’s investments, increase a Fund’s volatility, negatively impact a Fund’s arbitrage and pricing mechanisms, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. The Funds’ operations may be interrupted as a result, which may have a significant negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could also have a significant negative impact on a Fund’s investment performance. The full impact of this COVID-19 pandemic, or other future epidemics/pandemics, is currently unknown.

8. Other Matters

The Trust is seeking to achieve a unified board with common membership across the Trust and the following open-end registered investment companies also advised by J.P. Morgan Investment Management Inc.:

JPMorgan Trust I, JPMorgan Trust II, JPMorgan Trust IV, J.P. Morgan Fleming Mutual Fund Group, Inc., J.P. Morgan Mutual Fund Investment Trust, JPMorgan Insurance Trust, Undiscovered Managers Funds and JPMorgan Institutional Trust (collectively with the Trust, the “J.P. Morgan Funds”).

At special shareholder meetings expected to take place on or about October 27, 2021, shareholders of the J.P. Morgan Funds are being asked to elect the same sixteen individuals (“Nominees”) to serve on their respective boards:

John F. Finn, Stephen P. Fisher, Gary L. French, Kathleen M. Gallagher, Robert J. Grassi, Frankie D. Hughes, Raymond Kanner, Thomas P. Lemke, Lawrence R. Maffia, Mary E. Martinez, Marilyn McCoy, Dr. Robert A. Oden, Jr., Marian U. Pardo, Emily A. Youssouf, Robert F. Deutsch, and Nina O. Shenker (the “Nominees”).

If shareholder approval is obtained for all of the J.P. Morgan Funds, this will result in a unified board structure across all of the J.P. Morgan Funds.

Information about the proposal, including the qualifications of each of the Nominees, is contained in the Trust’s proxy statement, which you can access from the EDGAR Database on the SEC’s website at http://www.sec.gov.

9. Subsequent Event

Subsequent to August 31, 2021, the Adviser sold $24,318,921 from BetaBuilders 1-5 Year U.S. Aggregate Bond ETF, which represented 37% of the Fund’s net assets as of August 31, 2021.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	455

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on your purchase and sales of Fund Shares and (2) ongoing costs, primarily management fees. The examples assume that you had a $1,000 investment at the beginning of the reporting period, March 1, 2021 and continued to hold your shares at the end of the reporting period, August 31, 2021.

Actual Expenses

For the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The examples also assume all dividends and distributions have been reinvested. The examples do not take into account brokerage commissions that you pay when purchasing or selling shares of a Fund.

	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Annualized Expense Ratio	Expenses Paid During the Period
JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
Actual*	$1,000.00	$1,003.00	0.05%	$0.25
Hypothetical*	1,000.00	1,024.95	0.05	0.26
JPMorgan Core Plus Bond ETF
Actual*	1,000.00	1,020.60	0.39	1.99
Hypothetical*	1,000.00	1,023.24	0.39	1.99
JPMorgan Corporate Bond Research Enhanced ETF
Actual*	1,000.00	1,026.30	0.14	0.72
Hypothetical*	1,000.00	1,024.50	0.14	0.71
JPMorgan High Yield Research Enhanced ETF
Actual*	1,000.00	1,034.30	0.24	1.23
Hypothetical*	1,000.00	1,024.00	0.24	1.22
JPMorgan International Bond Opportunities ETF
Actual*	1,000.00	1,020.70	0.50	2.55
Hypothetical*	1,000.00	1,022.68	0.50	2.55
JPMorgan Municipal ETF
Actual*	1,000.00	1,027.70	0.18	0.92
Hypothetical*	1,000.00	1,024.30	0.18	0.92
JPMorgan Short Duration Core Plus ETF
Actual**	1,000.00	1,009.80	0.32	1.61
Hypothetical*	1,000.00	1,023.59	0.32	1.63
JPMorgan U.S. Aggregate Bond ETF
Actual*	1,000.00	1,014.80	0.07	0.36
Hypothetical*	1,000.00	1,024.85	0.07	0.36
JPMorgan Ultra-Short Income ETF
Actual*	1,000.00	1,002.10	0.18	0.91
Hypothetical*	1,000.00	1,024.30	0.18	0.92
JPMorgan Ultra-Short Municipal Income ETF
Actual*	1,000.00	1,002.30	0.17	0.86
Hypothetical*	1,000.00	1,024.35	0.17	0.87
JPMorgan USD Emerging Markets Sovereign Bond ETF
Actual*	1,000.00	1,038.20	0.39	2.00
Hypothetical*	1,000.00	1,023.24	0.39	1.99

*	Expenses are equal to each Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
**

Expenses are equal to each Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the actual period). Commencement of operations was March 1, 2021.

456	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

BOARD APPROVAL OF INITIAL MANAGEMENT AGREEMENT

(Unaudited)

On December 7-8, 2020, the Board of Trustees held meetings and approved the initial management agreement (the “Management Agreement”) for the JPMorgan Short Duration Core Plus ETF (the “Fund”). The meetings were held by videoconference in reliance upon the Division of Investment Management Staff Statement on Fund Board Meetings and Unforeseen or Emergency Circumstances Related to Coronavirus Disease 2019. The Management Agreement was approved by a majority of the Trustees who are not “Interested Persons” (as defined in the Investment Company Act of 1940) of any party to the Management Agreement or any of their affiliates. In connection with the approval of the Management Agreement, the Trustees reviewed written materials prepared by the Adviser and received oral presentations from Adviser personnel. Before voting on the proposed Management Agreement, the Trustees reviewed the Management Agreement with representatives of the Adviser and with counsel to the Trust and independent legal counsel to the Trustees and received a memorandum from independent legal counsel discussing the legal standards for their consideration of the proposed Management Agreement. They also considered information they received from the Adviser over the course of the year in connection with their oversight of other funds managed by the Adviser. The Trustees also discussed the proposed Management Agreement in executive session with independent legal counsel at which no representatives of the Adviser were present.

A summary of the material factors evaluated by the Trustees in determining whether to approve the Management Agreement is provided below. The Trustees considered information provided with respect to the Fund and the approval of the Management Agreement. Each Trustee attributed his or her own evaluation of the significance of the various factors, and no factor alone was considered determinative. The Trustees determined that the proposed compensation to be received by the Adviser from the Fund under the Management Agreement was fair and reasonable and that initial approval of the Management Agreement was in the best interests of the Fund and its potential shareholders.

Summarized below are the material factors considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

In connection with the approval of the Fund’s initial Management Agreement, the Trustees considered the materials furnished specifically in connection with the approval of the Management Agreement, as well as other relevant information furnished for the Trustees, regarding the nature, extent, and quality of services provided by the adviser. Among other things, the Trustees considered:

(i)	The background and experience of the Adviser’s senior management and investment personnel;
(ii)	The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund;
(iii)	The investment strategy for the Fund, and the infrastructure supporting the portfolio management teams;
(iv)	Information about the structure and distribution strategy of the Fund and how it fits within the Trust’s other fund offerings;
(v)	The administration services to be provided by the Adviser under the Management Agreement;
(vi)	Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Trust and in the financial industry generally;
(vii)	The overall reputation and capabilities of the Adviser and its affiliates;
(viii)	The commitment of the Adviser to provide high quality service to the Fund;
(ix)	Their overall confidence in the Adviser’s integrity;
(x)	The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them; and
(xi)

The Adviser’s business continuity plan, steps the Adviser and its affiliates would be taking to provide services to the Fund during the COVID-19 pandemic and the Adviser’s and its affiliates’ success in continuing to provide services to the other J.P. Morgan ETFs and their shareholders throughout this period.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to the Fund by the Adviser.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fall-out” or ancillary benefits expected to be received by the Adviser and its affiliates as a result of their relationship with the Fund. Additionally, the Trustees considered that any fall-out or ancillary benefits would be comparable to those related to the other funds in the complex.

The Trustees also considered the benefits the Adviser is expected to receive as the result of JPMorgan Chase Bank, N.A.’s (“JPMCB”) roles as custodian, fund accountant and transfer agent for the Fund.

Economies of Scale

The Trustees considered the extent to which the Fund will benefit from economies of scale. The Trustees noted that the proposed unitary management fee schedule for the Fund does not contain breakpoints. The Trustees considered that share-

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	457

BOARD APPROVAL OF INITIAL MANAGEMENT AGREEMENT

(Unaudited) (continued)

holders would benefit because expenses would be limited even when the Fund is new and not achieving economies of scale. The Trustees considered the fact that increases in assets would not lead to fee decreases even if economies of scale are achieved, but also that the Trustees would have the opportunity to further review the appropriateness of the fee payable to the Adviser under the Management Agreement in the future. After considering the factors identified above, the Trustees concluded that the Fund’s shareholders will receive the benefits of potential economies of scale.

Fees Relative to Adviser’s Other Clients

The Trustees requested, received and considered information about the nature and extent of investment advisory services and fee rates offered to other investment companies and/or institutional accounts advised by the Adviser in the same asset class as the Fund. The Trustees noted the Adviser’s view that it manages one other account with substantially similar investment strategies as that of the Fund. The Trustees concluded that the fees to be charged to the Fund in comparison to those charged to such other clients were reasonable.

Investment Performance

The Trustees considered the Fund’s investment strategy and processes, the portfolio management team and competitive positioning against identified peer funds, and concluded that the prospects for competitive future performance were acceptable.

Management Fees and Expense Ratios

The Trustees considered that under the Management Agreement, the Adviser will provide advisory and administrative services and will be responsible for substantially all of the expenses of the Fund (“unitary fee structure”). The Trustees considered the contractual management fee rate that will be paid by the Fund to the Adviser and compared the rate to information prepared by Broadridge Investor Communications Solutions Inc. (“Broadridge”), an independent provider of investment company data, providing management fee rates paid by other funds in the same Morningstar category as the Fund. The Trustees also compared the management fee for the Fund to fees charged to a mutual fund with similar investment objectives and in a similar asset class managed by the Adviser. The Trustees also considered the fees paid to JPMCB, an affiliate of the Adviser, for custody, transfer agency and other related services for the Fund and the profitability of these arrangements to JPMCB.

The Trustees considered how the Fund will be positioned against peer funds, as identified by management and/or Broadridge and noted that the Fund’s proposed management fee was in line with identified peer funds. The Trustees also noted that because the Fund was not yet operational, no profitability information was available. After considering the factors identified above and other factors, in light of the information, the Trustees concluded that the Fund’s proposed management fee was reasonable.

458	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

LIQUIDITY RISK MANAGEMENT PROGRAM

(Unaudited)

Each of the Funds has adopted the J.P. Morgan Exchange-Traded Funds Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the 1940 Act (the “Liquidity Rule”). The Program seeks to assess, manage and review the Liquidity Risk for each applicable J.P. Morgan Exchange-Traded Funds (each a “Fund”; collectively, the “Funds”). “Liquidity Risk” is defined as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. Among other things, the Liquidity Rule requires that a written report be provided to the Board of Trustees (the “Board”) on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquid Investment Minimum (“HLIM”), where applicable, and any material changes to the Program.

The Board has appointed J.P. Morgan Asset Management’s Liquidity Risk Forum to be the program administrator for the Program (the “Program Administrator”). In addition to regular reporting at each of its quarterly meetings, on March 9, 2021, the Board reviewed the Program Administrator’s annual written report (the “Report”) concerning the operation of the Program for the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of a J.P. Morgan Exchange-Traded Fund’s HLIM. There were no material changes to the Program during the Program Reporting Period.

The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the effectiveness of the Program with respect to the identification of each Fund that qualifies as an “In-Kind ETF” (as defined in the Liquidity Rule); (2) the liquidity risk framework used to assess, manage, and periodically review each Fund’s Liquidity

Risk and the results of this assessment; (3) the methodology and inputs for classifying the investments of a Fund (other than an In-Kind ETF) into one of four liquidity categories that reflect an estimate of the liquidity of those investments under current market conditions, including additional focus on particular asset classes and securities impacted by the COVID-19 pandemic (and, for In-Kind ETFs, the methodology and inputs for determining whether any investments should be classified as “illiquid investments” (as defined under the Liquidity Rule)); (4) the oversight of the liquidity vendor retained to perform liquidity classifications for the Program including oversight during the COVID-19 pandemic; (5) whether a Fund (other than an In-Kind ETF) invested primarily in “Highly Liquid Investments” (as defined under the Liquidity Rule); (6) whether an HLIM should be established for a Fund (other than an In-Kind ETF) and the procedures for monitoring any HLIM; (7) whether a Fund invested more than 15% of its assets in “Illiquid Investments” and the procedures for monitoring for this limit; and (8) specific liquidity events arising during the Program Reporting Period, including the impact on Fund liquidity caused by the significant market volatility created in March 2020 by the COVID-19 pandemic. The Report further summarized that the Program Administrator instituted a stressed market protocol in March 2020 to: (1) review the results of the liquidity risk framework and daily classifications of each Fund’s investments; and (2) perform additional stress testing. The Report summarized the daily liquidity monitoring of premium/discount levels during March 2020, noting these levels did not have a material impact on the efficiency of the arbitrage functions. The Report noted that each Fund was able to meet redemption requests without significant dilution to remaining shareholders during the Program Reporting Period, including during March 2020.

Based on this review, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s Liquidity Risk; and (2) the Program has been adequately and effectively implemented with respect to each Fund during the Program Reporting Period.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	459

J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.

Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The Fund’s quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-844-457-6383 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.

© JPMorgan Chase & Co., 2021. All rights reserved. August 2021.	SAN-FIETF-821

Semi-Annual Report

J.P. Morgan Exchange-Traded Funds

August 31, 2021 (Unaudited)

	Ticker	Listing Exchange
JPMorgan BetaBuilders MSCI US REIT ETF	BBRE	Cboe BZX Exchange, Inc.

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from the Fund. Shares may only be subscribed and redeemed directly from the Fund by Authorized Participants, in large creation/redemption units. Brokerage commissions will reduce returns.

PRESIDENT’S LETTER

October 8, 2021 (Unaudited)

Dear Shareholder,

Global financial markets largely continued to generate positive returns amid ultra-low interest rates and a global economic expansion during the six months ended August 31, 2021. Despite uneven progress in containing the pandemic and intermittent disruptions in global supply chains, U.S. corporate earnings reached record highs and consumer spending accelerated and broadened.

“As the economic cycle moves forward, our focus remains dedicated to providing tools that investors can use to build resilient portfolios from our diversified platform of innovative financial solutions.”

— Brian S. Shlissel

Throughout the six-month period, J.P. Morgan Exchange Traded Funds benefitted from continued investor demand. JPMorgan Short Duration Core Plus ETF (JSCP), which launched on March 1, 2021, has grown to more than $130 million in net assets.1 At October 8, 2021, JPMorgan ETFs held $67 billion in net assets and four of our fixed income ETFs have each surpassed $1 billion in net assets.2

We expect the global economy to continue its strong rebound from the pandemic, though the path of the recovery will likely be determined by vaccination rates and the status of world-wide logistical and transport networks. However, recent economic data point to accelerating investment spending, large rebuilding of inventories and continued strength in consumer demand through the end of 2021.

As the economic cycle moves forward, our focus remains dedicated to providing tools that investors can use to build resilient portfolios from our diversified platform of innovative financial solutions.

Sincerely,

Brian S. Shlissel

President, J.P. Morgan Exchange-Traded Funds

J.P Morgan Asset Management

1-844-4JPM-ETF or jpmorgan.com/etfs for more information

[1]	JPMorgan Asset Management, October 8, 2021.
[2]	Ibid.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	1

JPMorgan BetaBuilders MSCI US REIT ETF

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	24.90%
Market Price**	24.65%
MSCI US REIT Custom Capped Index	24.98%
MSCI US REIT Index	24.98%

Net Assets as of 8/31/2021	$1,457,771,716
Fund Ticker	BBRE

INVESTMENT OBJECTIVE***

The JPMorgan BetaBuilders MSCI US REIT ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the MSCI US REIT Custom Capped Index (the “Underlying Index”).

INVESTMENT APPROACH

The Underlying Index is a free-float adjusted market-cap weighted index designed to measure the performance of U.S. equity real estate investment trusts (REIT) securities. Using a passive investment approach, the Fund attempts to replicate the Underlying Index as closely as possible and invests at least 80% of its assets in securities included in the Underlying Index. The Underlying Index includes a capping methodology, which is designed to prevent the weight of any single issuer, and the aggregate weight of issuers representing over 5% of the Underlying Index, from exceeding a maximum of 25% of the Underlying Index.

HOW DID THE MARKET PERFORM?

Overall, the real estate sector outperformed the broader equity market as the U.S. economy continued to rebound from 2020. Within real estate equity, the housing, industrial and self-storage sectors generally outperformed other sectors amid strong consumer spending and continued low interest rates. Meanwhile, the hotels sector underperformed as the persistence of the pandemic, particularly the spread of the delta variant of COVID-19, weighed on the tourism industry during the period. For the six months ended August 31, 2021, the S&P 500 Index returned 19.52% and the MSCI US REIT Index returned 24.98%

HOW DID THE FUND PERFORM?

For the six months ended August 31, 2021, the Fund performed in line with both the Underlying Index and the MSCI US REIT Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.

The Fund’s and the Underlying Index’s exposures to the self-storage and housing REIT sectors were leading contributors to absolute performance. The Fund’s and the Underlying Index’s exposures to the hotel REIT sector was the sole detractor from absolute performance.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the apartments and diversified REIT sectors and the smallest allocations were to the hotels and regional malls REIT sectors.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF AUGUST 31, 2021		PERCENT OF TOTAL INVESTMENTS
1.	Prologis, Inc.	8.0%
2.	Equinix, Inc.	6.1
3.	Public Storage	4.1
4.	Digital Realty Trust, Inc.	3.7
5.	Simon Property Group, Inc.	3.5
6.	Welltower, Inc.	2.9
7.	AvalonBay Communities, Inc.	2.6
8.	Equity Residential	2.4
9.	Alexandria Real Estate Equities, Inc.	2.3
10.	Realty Income Corp.	2.2

PORTFOLIO COMPOSITION BY SECTOR AS OF AUGUST 31, 2021	PERCENT OF TOTAL INVESTMENTS
Apartments	23.5%
Diversified	18.5
Industrial	12.2
Health Care	10.0
Office	9.9
Storage	9.2
Shopping Centers	4.5
Regional Malls	4.0
Hotels	3.6
Short-Term Investments	4.6

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $102.48 as of August 31, 2021.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the Cboe BZX Exchange, Inc. As of August 31, 2021, the closing price was $102.40.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

2	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2021 (Unaudited)
	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders MSCI US REIT ETF
Net Asset Value	June 15, 2018	24.90%	40.36%	12.74%
Market Price		24.65%	40.15%	12.71%

*	Not annualized.

LIFE OF FUND PERFORMANCE (6/15/18 TO 8/31/21)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on June 15, 2018.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders MSCI US REIT ETF and the MSCI US REIT Custom Capped Index from June 15, 2018 to August 31, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI US REIT Custom Capped Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the respective Index, if applicable.

The MSCI US REIT Custom Capped Index is designed to measure the performance of the US equity REIT market across all market capitalizations. It starts with the universe and weightings of stocks in the MSCI US REIT Index and applies certain investment limits designed to prevent the weight of any single issuer, and the aggregate weight of issuers representing over 5% of the MSCI US REIT Custom Capped Index, from exceeding a maximum of 25% of the MSCI US REIT Custom Capped Index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the Fund’s inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	3

JPMorgan BetaBuilders MSCI US REIT ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.3%

Apartments — 24.5%
Agree Realty Corp., REIT	78,052	5,818,777
American Campus Communities, Inc., REIT	167,758	8,530,494
American Homes 4 Rent, Class A, REIT	352,814	14,797,019
Apartment Income REIT Corp., REIT	190,825	9,697,727
Apartment Investment and Management Co., Class A, REIT	182,604	1,311,097
AvalonBay Communities, Inc., REIT	169,869	38,998,525
Camden Property Trust, REIT	118,862	17,834,055
Centerspace, REIT	16,084	1,627,379
Equity LifeStyle Properties, Inc., REIT	210,748	17,928,332
Equity Residential, REIT	432,342	36,346,992
Essential Properties Realty Trust, Inc., REIT (a)	142,970	4,633,658
Essex Property Trust, Inc., REIT (a)	79,092	26,158,888
Four Corners Property Trust, Inc., REIT	92,687	2,651,775
Getty Realty Corp., REIT	45,929	1,452,734
Independence Realty Trust, Inc., REIT	124,291	2,545,480
Invitation Homes, Inc., REIT	690,726	28,444,097
Mid-America Apartment Communities, Inc., REIT	139,311	26,799,257
National Retail Properties, Inc., REIT	213,645	10,171,638
NETSTREIT Corp., REIT	47,947	1,239,909
NexPoint Residential Trust, Inc., REIT	27,515	1,782,697
Realty Income Corp., REIT	454,500	32,823,990
Spirit Realty Capital, Inc., REIT	139,888	7,242,002
STORE Capital Corp., REIT	296,230	10,685,016
Sun Communities, Inc., REIT	136,074	27,417,550
UDR, Inc., REIT	361,194	19,511,700

		356,450,788

Diversified — 19.2%
Alexander & Baldwin, Inc., REIT	88,182	1,841,240
American Finance Trust, Inc., REIT	132,448	1,141,702
Armada Hoffler Properties, Inc., REIT	73,387	985,587
Broadstone Net Lease, Inc., REIT	177,427	4,861,500
CoreSite Realty Corp., REIT	52,305	7,760,493
CyrusOne, Inc., REIT	149,103	11,477,949
Digital Realty Trust, Inc., REIT	342,639	56,161,958
DigitalBridge Group, Inc., REIT* (a)	591,883	4,083,993
Duke Realty Corp., REIT	456,288	23,959,683
EPR Properties, REIT (a)	90,980	4,617,235
Equinix, Inc., REIT	109,006	91,941,111
Gaming and Leisure Properties, Inc., REIT	269,100	13,266,630
GEO Group, Inc. (The), REIT (a)	148,001	1,147,008
Gladstone Commercial Corp., REIT	44,287	1,002,215
Global Net Lease, Inc., REIT	116,076	1,973,292
iStar, Inc., REIT (a)	89,117	2,357,145
Lexington Realty Trust, REIT (a)	337,824	4,570,759
One Liberty Properties, Inc., REIT (a)	20,178	642,467
PS Business Parks, Inc., REIT	25,122	3,949,932
Safehold, Inc., REIT (a)	19,442	1,742,198

INVESTMENTS	SHARES	VALUE($)

Diversified — continued
UMH Properties, Inc., REIT	54,976	1,302,931
VICI Properties, Inc., REIT (a)	653,478	20,199,005
Washington, REIT (a)	102,922	2,587,459
WP Carey, Inc., REIT	216,554	16,917,198

		280,490,690

Health Care — 10.4%
CareTrust REIT, Inc., REIT	117,770	2,589,762
Community Healthcare Trust, Inc., REIT	28,229	1,369,389
Diversified Healthcare Trust, REIT	289,924	1,087,215
Global Medical REIT, Inc., REIT (a)	70,272	1,083,594
Healthcare Realty Trust, Inc., REIT	172,374	5,176,391
Healthcare Trust of America, Inc., Class A, REIT	266,271	8,076,000
Healthpeak Properties, Inc., REIT	655,778	23,608,008
LTC Properties, Inc., REIT	47,898	1,652,960
Medical Properties Trust, Inc., REIT	715,731	14,658,171
National Health Investors, Inc., REIT	53,001	3,170,520
Omega Healthcare Investors, Inc., REIT	286,387	9,602,556
Physicians Realty Trust, REIT	262,188	4,853,100
Sabra Health Care REIT, Inc., REIT	262,749	4,203,984
Universal Health Realty Income Trust, REIT	16,753	992,280
Ventas, Inc., REIT	456,475	25,535,212
Welltower, Inc., REIT	508,046	44,469,266

		152,128,408

Hotels — 3.8%
Apple Hospitality REIT, Inc., REIT	258,538	3,821,192
Chatham Lodging Trust, REIT*	59,159	709,908
DiamondRock Hospitality Co., REIT*	255,840	2,312,794
Host Hotels & Resorts, Inc., REIT*	859,176	14,227,954
MGM Growth Properties LLC, Class A, REIT	186,642	7,738,177
Park Hotels & Resorts, Inc., REIT*	287,767	5,507,860
Pebblebrook Hotel Trust, REIT	159,872	3,521,980
RLJ Lodging Trust, REIT	200,677	2,895,769
Ryman Hospitality Properties, Inc., REIT*	63,655	5,287,821
Service Properties Trust, REIT	200,556	2,292,355
Summit Hotel Properties, Inc., REIT*	129,130	1,203,492
Sunstone Hotel Investors, Inc., REIT*	263,118	3,049,538
Xenia Hotels & Resorts, Inc., REIT*	138,475	2,412,234

		54,981,074

Industrial — 12.7%
Americold Realty Trust, REIT	307,292	11,289,908
EastGroup Properties, Inc., REIT	48,702	8,779,022
First Industrial Realty Trust, Inc., REIT	157,122	8,797,261
Industrial Logistics Properties Trust, REIT	79,462	2,179,643
Innovative Industrial Properties, Inc., REIT (a)	29,113	7,159,178

SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Industrial — continued
Monmouth Real Estate Investment Corp., REIT	113,637	2,156,830
Prologis, Inc., REIT	900,166	121,216,353
Rexford Industrial Realty, Inc., REIT	163,120	10,102,022
STAG Industrial, Inc., REIT	194,307	8,209,471
Terreno Realty Corp., REIT	84,647	5,655,266

		185,544,954

Office — 10.3%
Alexandria Real Estate Equities, Inc., REIT	170,513	35,188,768
American Assets Trust, Inc., REIT	62,547	2,490,621
Boston Properties, Inc., REIT	180,417	20,385,317
Brandywine Realty Trust, REIT	207,900	2,885,652
City Office REIT, Inc., REIT	52,808	843,344
Columbia Property Trust, Inc., REIT	139,777	2,337,071
Corporate Office Properties Trust, REIT	136,678	3,851,586
Cousins Properties, Inc., REIT	180,884	6,974,887
Douglas Emmett, Inc., REIT (a)	213,513	7,048,064
Easterly Government Properties, Inc., REIT	102,053	2,180,873
Empire State Realty Trust, Inc., Class A, REIT (a)	177,823	1,826,242
Equity Commonwealth, REIT	148,358	3,907,750
Franklin Street Properties Corp., REIT	124,068	595,526
Highwoods Properties, Inc., REIT	126,612	5,784,902
Hudson Pacific Properties, Inc., REIT (a)	183,681	4,845,505
JBG SMITH Properties, REIT	144,008	4,338,961
Kilroy Realty Corp., REIT	127,528	8,372,213
Mack-Cali Realty Corp., REIT*	88,320	1,579,162
Office Properties Income Trust, REIT	58,792	1,559,752
Paramount Group, Inc., REIT	213,141	1,888,429
Piedmont Office Realty Trust, Inc., Class A, REIT	150,918	2,689,359
SL Green Realty Corp., REIT (a)	84,388	5,913,911
VEREIT, Inc., REIT	278,809	14,088,219
Vornado Realty Trust, REIT	198,030	8,293,496

		149,869,610

Regional Malls — 4.1%
Macerich Co. (The), REIT (a)	251,297	4,292,153
Simon Property Group, Inc., REIT	399,765	53,748,404
Tanger Factory Outlet Centers, Inc., REIT (a)	122,663	2,050,925

		60,091,482

Shopping Centers — 4.7%
Acadia Realty Trust, REIT	105,022	2,228,567
Alexander’s, Inc., REIT	2,797	744,841
Brixmor Property Group, Inc., REIT	361,340	8,473,423
Federal Realty Investment Trust, REIT	85,155	10,369,324
Kimco Realty Corp., REIT	709,984	15,470,551
Kite Realty Group Trust, REIT	102,806	2,082,850

INVESTMENTS	SHARES	VALUE($)

Shopping Centers — continued
Regency Centers Corp., REIT	186,022	12,764,830
Retail Opportunity Investments Corp., REIT	144,530	2,613,102
Retail Properties of America, Inc., Class A, REIT	261,288	3,454,227
RPT Realty, REIT	98,766	1,278,032
Saul Centers, Inc., REIT	17,156	790,549
Seritage Growth Properties, Class A, REIT*	46,827	757,193
SITE Centers Corp., REIT	205,428	3,309,445
Urban Edge Properties, REIT (a)	142,397	2,696,999
Urstadt Biddle Properties, Inc., Class A, REIT	36,623	698,767

		67,732,700

Storage — 9.6%
CubeSmart, REIT	245,209	13,118,681
Extra Space Storage, Inc., REIT	162,723	30,414,556
Iron Mountain, Inc., REIT (a)	351,328	16,775,912
Life Storage, Inc., REIT	93,516	11,637,131
National Storage Affiliates Trust, REIT	100,900	5,776,525
Public Storage, REIT	191,626	62,012,090

		139,734,895

Total Common Stocks (Cost $1,298,209,178)		1,447,024,601

Short-Term Investments — 4.8%

Investment Companies — 0.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c) (Cost $11,801,317)	11,801,317	11,801,317

Investment of Cash Collateral From Securities Loaned — 4.0%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.07% (b) (c)	51,798,872	51,798,872
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c)	6,815,695	6,815,695

Total Investment of Cash Collateral From Securities Loaned (Cost $58,615,447)		58,614,567

Total Short-Term Investments (Cost $70,416,764)		70,415,884

Total Investments — 104.1% (Cost $1,368,625,942)		1,517,440,485
Liabilities in Excess of Other Assets — (4.1)%		(59,668,769)

NET ASSETS — 100.0%		1,457,771,716

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	5

JPMorgan BetaBuilders MSCI US REIT ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

Abbreviations

REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at August 31, 2021. The total value of securities on loan at August 31, 2021 is $57,652,120.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of August 31, 2021.
*	Non-income producing security.

Futures contracts outstanding as of August 31, 2021:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Long Contracts
DJ US Real Estate Index	239	09/2021	USD	10,133,600	512,870

Abbreviations

USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2021 (Unaudited)

JPMorgan BetaBuilders MSCI US REIT ETF
ASSETS:
Investments in non-affiliates, at value	$1,447,024,601
Investments in affiliates, at value	11,801,317
Investments of cash collateral received from securities loaned, at value (See Note 2.B.)	58,614,567
Cash	236
Deposits at broker for futures contracts	1,169,000
Receivables:
Investment securities sold	7,570,075
Fund shares sold	20,496,037
Dividends from non-affiliates	707,732
Dividends from affiliates	8
Securities lending income (See Note 2.B.)	4,852
Variation margin on futures contracts	101,532

Total Assets	1,547,489,957

LIABILITIES:
Payables:
Investment securities purchased	30,970,243
Collateral received on securities loaned (See Note 2.B.)	58,614,567
Accrued liabilities:
Management fees (See Note 3.A.)	133,431

Total Liabilities	89,718,241

Net Assets	$1,457,771,716

NET ASSETS:
Paid-in-Capital	$1,265,644,536
Total distributable earnings (loss)	192,127,180

Total Net Assets	$1,457,771,716

Outstanding number of shares (unlimited number of shares authorized — par value $0.0001)	14,225,000

Net asset value, per share	$102.48

Cost of investments in non-affiliates	$1,298,209,178
Cost of investments in affiliates	11,801,317
Investment securities on loan, at value (See Note 2.B.)	57,652,120
Cost of investment of cash collateral (See Note 2.B.)	58,615,447

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	7

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

JPMorgan BetaBuilders MSCI US REIT ETF
INVESTMENT INCOME:
Dividend income from non-affiliates	$16,929,110
Dividend income from affiliates	766
Income from securities lending (net) (See Note 2.B.)	50,009

Total investment income	16,979,885

EXPENSES:
Management fees (See Note 3.A.)	774,205
Interest expense to non-affiliates	1,373

Total expenses	775,578

Net investment income (loss)	16,204,307

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	3,797,758
In-kind redemptions of investments in non-affiliates (See Note 4)	43,619,051
Futures contracts	1,844,471

Net realized gain (loss)	49,261,280

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	233,550,703
Investments in affiliates	(880)
Futures contracts	223,073

Change in net unrealized appreciation/depreciation	233,772,896

Net realized/unrealized gains (losses)	283,034,176

Change in net assets resulting from operations	$299,238,483

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

	JPMorgan BetaBuilders MSCI US REIT ETF
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$16,204,307	$26,168,486
Net realized gain (loss)	49,261,280	(56,950,563)
Change in net unrealized appreciation/depreciation	233,772,896	(1,730,474)

Change in net assets resulting from operations	299,238,483	(32,512,551)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(7,103,636)	(32,859,372)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	221,513,954	(196,802,655)

NET ASSETS:
Change in net assets	513,648,801	(262,174,578)
Beginning of period	944,122,915	1,206,297,493

End of period	$1,457,771,716	$944,122,915

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$475,855,299	$405,994,191
Cost of shares redeemed	(254,341,345)	(602,796,846)

Total change in net assets resulting from capital transactions	$221,513,954	$(196,802,655)

SHARE TRANSACTIONS:
Issued	5,425,000	5,500,000
Redeemed	(2,650,000)	(8,650,000)

Net increase (decrease) in shares from share transactions	2,775,000	(3,150,000)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	9

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gain	Total distributions

JPMorgan BetaBuilders MSCI US REIT ETF
Six Months Ended August 31, 2021 (Unaudited)	$82.46	$1.09	$19.39		$20.48	$(0.46)	$—	$(0.46)
Year Ended February 28, 2021	82.62	2.07	0.28	(f)	2.35	(2.51)	—	(2.51)
Year Ended February 29, 2020	81.21	2.55	0.80	(f)	3.35	(1.85)	(0.09)	(1.94)
June 15, 2018 (h) through February 28, 2019	75.67	1.85	5.10		6.95	(1.35)	(0.06)	(1.41)

(a)	Annualized for periods less than one year, unless otherwise indicated.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)

Prior to December 9, 2019, market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the midpoint of the bid/ask spread at the close of business on the listing exchange of the fund. Effective December 9, 2019, the closing price was used to calculate the market price return; however, any prices used in the calculation for market price return prior to December 9, 2019, would have used the midpoint of the bid/ask spread at the close of business on the exchange.

(f)

Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented on the Statement of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

(g)

Prior to November 1, 2019, the Fund may have waived fees if expenses exceeded the expense cap. On November 1, 2019, the Fund adopted a unitary fee structure where a management fee is accrued by the fund based on prior day net assets and other expenses are paid by the Advisor.

(h)	Commencement of operations.
(i)

Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(j)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

		Ratios/Supplemental data
						Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return (c)(d)	Market price total return (c)(e)		Net assets, end of period	Net expenses		Net investment income (loss)	Expenses without waivers and reimbursements		Portfolio turnover rate (c)

$102.48	$102.40	24.90%	24.65%		$1,457,771,716	0.11%		2.30%	0.11%		2%
82.46	82.56	3.37	3.36		944,122,915	0.11		2.82	0.11		7
82.62	82.73	4.06	4.18		1,206,297,493	0.11		2.88	0.16	(g)	5
81.21	81.22	9.40	9.41	(i)	136,028,924	0.11	(j)	3.37	0.40	(g)(j)	5

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	11

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited)

1. Organization

J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. JPMorgan BetaBuilders MSCI US REIT ETF (the “Fund” or “MSCI US REIT ETF”) is a separate diversified series of the Trust covered in this report.

The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the MSCI US REIT Custom Capped Index.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Fund.

Shares of the Fund are listed and traded at market price on the Cboe BZX Exchange, Inc. Market prices for the Fund’s shares may be different from its net asset value (“NAV”). The Fund issues and redeems its shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, typically 25,000 shares, referred to as “Creation Units.”

Creation Units are issued and redeemed principally in-kind for a basket of securities. A cash amount may be substituted if the Fund has sizeable exposure to market or sponsor restricted securities. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Fund (each, an “Authorized Participant”).

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — Investments are valued in accordance with GAAP and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAV of the Fund is calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

12	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,517,440,485	$—	$—	$1,517,440,485

Appreciation in Other Financial Instruments
Futures Contracts (a)	$512,870	$—	$—	$512,870

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Securities Lending — The Fund is authorized to engage in securities lending in order to generate additional income. The Fund is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Fund, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Fund retains the interest earned on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.

Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.

The value of securities out on loan is recorded as an asset on the Statement of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of collateral investments are disclosed on the SOI.

The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

The following table presents the Fund’s value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Fund as of August 31, 2021.

Investment Securities On Loan, at value, Presented in the Statement of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
$57,652,120	$(57,652,120)	$—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.

JPMIM voluntarily waived management fees charged to the Fund to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.12% to 0.06%. For the six months ended August 31, 2021, JPMIM waived fees associated with the Fund’s investment in the JPMorgan U.S. Government Money Market Fund as follows:

$2,309

The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statement of Operations as Income from securities lending (net).

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	13

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

C. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the six months ended August 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2021	Shares at August 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.07% (a)(b)	$36,809,152	$191,000,000	$176,000,000	$(9,400	)*	$(880)	$51,798,872	51,798,872	$31,441	*	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a)(b)	—	19,457,111	7,655,794	—		—	11,801,317	11,801,317	491		—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a)(b)	3,725,951	52,780,905	49,691,161	—		—	6,815,695	6,815,695	1,016	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (a)(b)	9,743,503	18,745,011	28,488,514	—		—	—	—	275		—

Total	$50,278,606	$281,983,027	$261,835,469	$(9,400)		$(880)	$70,415,884		$33,223		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2021.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

D. Futures Contracts — The Fund used index futures contracts to gain or reduce exposure to the stock market, or maintain liquidity or minimize transaction costs. The Fund also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI, while cash deposited, which is considered restricted, is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.

The use of futures contracts exposes the Fund to equity price risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

14	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

The table below discloses the volume of the Fund’s futures contracts activity during the six months ended August 31, 2021:

Futures Contracts — Equity:
Average Notional Balance Long	$9,974,386
Ending Notional Balance Long	10,133,600

E. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Dividend income is recorded on the ex-dividend date or when the Fund first learns of the dividend.

To the extent such information is publicly available, the Fund records distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.

F. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of August 31, 2021, no liability for Federal income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

G. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid at least quarterly. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

3. Fees and Other Transactions with Affiliates

A. Management Fee — JPMIM manages the investments of the Fund pursuant to the Management Agreement. For such services, JPMIM is paid a fee, which is accrued daily and paid no more frequently than monthly at an annual rate of 0.11% of the Fund’s average daily net assets. Under the Management Agreement, JPMIM is responsible for substantially all expenses of the Fund, (including expenses of the Trust relating to the Fund), except for the management fee, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. Additionally, the Fund is responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the Fund’s securities lending program, if applicable. For the avoidance of doubt, the Adviser’s payment of such expenses may be accomplished through the Fund’s payment of such expenses and a corresponding reduction in the fee payable to the Adviser, provided, however, that if the amount of expenses paid by the Fund exceeds the fee payable to the Adviser, the Adviser will reimburse the Fund for such amount.

B. Administration Fee — JPMIM provides administration services to the Fund. Pursuant to the Management Agreement for the Fund, JPMIM is compensated as described in Note 3.A.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the management fees payable to JPMIM.

C. Custodian, Accounting and Transfer Agent Fees — JPMCB provides custody, accounting and transfer agency services to the Fund. For performing these services, JPMIM pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses.

Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are paid to JPMIM to offset certain custodian charges that are covered by the Management Agreement.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.

D. Distribution Services — The Distributor or its agent distributes Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. JPMDS receives no fees for their distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	15

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

E. Waivers and Reimbursements — The Fund may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The fees for the affiliated money market funds are covered under the Management Agreement as described in Note 3.A.

F. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers receive no compensation from the Fund for serving in their respective roles.

The Board designated and appointed a Chief Compliance Officer to the Fund pursuant to Rule 38a-1 under the 1940 Act. The fees associated with the office of the Chief Compliance Officer are paid for by JPMIM as described in Note 3.A.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended August 31, 2021, purchases and sales of investments (excluding short-term investments) were as follows:

Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$42,735,532	$28,097,553

During the six months ended August 31, 2021, there were no purchases or sales of U.S. Government securities.

For the six months ended August 31, 2021, in-kind transactions associated with creations and redemptions were as follows:

In-Kind Creations	In-Kind Redemptions
$469,126,195	$250,844,902

During the six months ended August 31, 2021, the Fund delivered portfolio securities for the redemption of Fund Shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and losses in connection with each in-kind redemption transaction.

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2021 were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$1,368,625,942	$206,870,201	$57,542,788	$149,327,413

As of February 28, 2021, the Fund had net capital loss carryforwards which are available to offset future realized gains:

Capital Loss Carryforward Character
Short-Term	Long-Term
$9,894,049	$—

Late year ordinary losses incurred after December 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended February 28, 2021, the Fund deferred to March 1, 2021 the following net capital losses of:

Late Year Ordinary Loss Deferral
$1,362,819

6. Capital Share Transactions

The Trust issues and redeems shares of the Fund only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statement of Changes in Net Assets.

Shares of the Fund may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Fund’s shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Fund. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.

16	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

As of August 31, 2021, JPMorgan SmartRetirement Funds and JPMorgan SmartRetirement Blend Funds, which are affiliated funds of funds, owned in the aggregate, shares representing more than 10% of the net assets of the Fund as follows:

JPMorgan SmartRetirement Blend Funds	JPMorgan SmartRetirement Funds
45.3%	24.7%

Significant shareholder transactions by these shareholders may impact the Fund’s performance and liquidity.

Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in Shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Fund’s holdings. During such periods, investors may incur significant losses if shares are sold.

The Fund may not track the return of its underlying index for a number of reasons and therefore may not achieve its investment objective. For example, the Fund incurs a number of operating expenses not applicable to its underlying index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the underlying index. In addition, the Fund’s return may differ from the return of its underlying index as a result of, among other things, pricing differences and the inability to purchase certain securities included in the underlying index due to regulatory or other restrictions. To the extent of the previously outlined items, the Fund’s return may differ from the return of the underlying index.

Because the Fund invests in Real Estate Investment Trusts (“REITs”), the Fund may be subject to certain risks similar to those associated with direct investments in real estate. REITs may be affected by changes in the value of their underlying properties and by defaults by tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.

The Fund is subject to infectious disease epidemics/pandemics risk. The worldwide outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate other pre-existing political, social and economic risks to the Fund and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may have a significant negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could also have a significant negative impact on the Fund’s investment performance. The full impact of this COVID-19 pandemic, or other future epidemics/pandemics, is currently unknown.

8. Other Matters

The Trust is seeking to achieve a unified board with common membership across the Trust and the following open-end registered investment companies also advised by J.P. Morgan Investment Management Inc.:

JPMorgan Trust I, JPMorgan Trust II, JPMorgan Trust IV, J.P. Morgan Fleming Mutual Fund Group, Inc., J.P. Morgan Mutual Fund Investment Trust, JPMorgan Insurance Trust, Undiscovered Managers Funds and JPMorgan Institutional Trust (collectively with the Trust, the “J.P. Morgan Funds”).

At special shareholder meetings expected to take place on or about October 27, 2021, shareholders of the J.P. Morgan Funds are being asked to elect the same sixteen individuals (“Nominees”) to serve on their respective boards:

John F. Finn, Stephen P. Fisher, Gary L. French, Kathleen M. Gallagher, Robert J. Grassi, Frankie D. Hughes, Raymond Kanner, Thomas P. Lemke, Lawrence R. Maffia, Mary E. Martinez, Marilyn McCoy, Dr. Robert A. Oden, Jr., Marian U. Pardo, Emily A. Youssouf, Robert F. Deutsch, and Nina O. Shenker (the “Nominees”).

If shareholder approval is obtained for all of the J.P. Morgan Funds, this will result in a unified board structure across all of the J.P. Morgan Funds.

Information about the proposal, including the qualifications of each of the Nominees, is contained in the Trust’s proxy statement, which you can access from the EDGAR Database on the SEC’s website at http://www.sec.gov.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	17

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on your purchase and sales of Fund shares and (2) ongoing costs, primarily management fees. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other funds. The examples assume that you had a $1,000 investment at the beginning of the reporting period March 1, 2021 and continued to hold your shares at the end of the reporting period, August 31, 2021.

Actual Expenses

For the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Annualized Expense Ratio*	Expenses Paid During the Period
JPMorgan BetaBuilders MSCI US REIT ETF
Actual	$1,000.00	$1,249.00	0.11%	$0.62
Hypothetical	1,000.00	1,024.65	0.11	0.56

*	Expenses are equal to each Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

18	J.P. MORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2021

LIQUIDITY RISK MANAGEMENT PROGRAM

(Unaudited)

The Fund has adopted the J.P. Morgan Exchange-Traded Funds Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the 1940 Act (the “Liquidity Rule”). The Program seeks to assess, manage and review the Liquidity Risk for each of the applicable J.P. Morgan Exchange-Traded Funds (each, a “Fund”; collectively, the “Funds”). “Liquidity Risk” is defined as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. Among other things, the Liquidity Rule requires that a written report be provided to the Board of Trustees (the “Board”) on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquid Investment Minimum (“HLIM”), where applicable, and any material changes to the Program.

The Board has appointed J.P. Morgan Asset Management’s Liquidity Risk Forum to be the program administrator for the Program (the “Program Administrator”). In addition to regular reporting at each of its quarterly meetings, on March 9, 2021, the Board reviewed the Program Administrator’s annual written report (the “Report”) concerning the operation of the Program for the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of an HLIM, if any, for a particular Fund. There were no material changes to the Program during the Program Reporting Period.

The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the effectiveness of the Program with respect to the identification of each Fund that qualifies as an “In-Kind ETF” (as defined in the Liquidity Rule); (2) the liquidity risk framework used to assess, manage, and periodically review each Fund’s Liquidity

Risk and the results of this assessment; (3) the methodology and inputs for classifying the investments of a Fund (other than an In-Kind ETF) into one of four liquidity categories that reflect an estimate of the liquidity of those investments under current market conditions, including additional focus on particular asset classes and securities impacted by the COVID-19 pandemic (and, for In-Kind ETFs, the methodology and inputs for determining whether any investments should be classified as “illiquid investments” (as defined under the Liquidity Rule)); (4) the oversight of the liquidity vendor retained to perform liquidity classifications for the Program including oversight during the COVID-19 pandemic; (5) whether a Fund (other than an In-Kind ETF) invested primarily in “Highly Liquid Investments” (as defined under the Liquidity Rule); (6) whether an HLIM should be established for a Fund (other than an In-Kind ETF) and the procedures for monitoring any HLIM; (7) whether the Fund invested more than 15% of its assets in “Illiquid Investments” and the procedures for monitoring for this limit; and (8) specific liquidity events arising during the Program Reporting Period, including the impact on Fund liquidity caused by the significant market volatility created in March 2020 by the COVID-19 pandemic. The Report further summarized that the Program Administrator instituted a stressed market protocol in March 2020 to: (1) review the results of the liquidity risk framework and daily classifications of each Fund’s investments; and (2) perform additional stress testing. The Report summarized the daily liquidity monitoring of premium/discount levels during March 2020, noting these levels did not have a material impact on the efficiency of the arbitrage functions. The Report noted that each Fund was able to meet redemption requests without significant dilution to remaining shareholders during the Program Reporting Period, including during March 2020.

Based on this review, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s Liquidity Risk; and (2) the Program has been adequately and effectively implemented with respect to each Fund during the Program Reporting Period.

AUGUST 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	19

J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.

Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The Fund’s quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-844-457-6383 and on the Fund’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management businesses of JPMorgan Chase & Co. and its affiliates worldwide.

© JPMorgan Chase & Co., 2021. All rights reserved. August 2021.	SAN-RETF-821

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

  (a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15

U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant`s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Exchange-Traded Fund Trust

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 1, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 1, 2021

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
November 1, 2021